UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-08236
Northern Funds
(Exact name of registrant as specified in charter)

50 South LaSalle Street
Chicago, IL 60603
(Address of principal executive offices) (Zip code)
Name and Address of Agent for Service:
Michael D. Mabry
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
with a copy to:
Kevin P. O’Rourke
Jose J. Del Real, Esq.
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603
Registrant's telephone number, including area code:
(800) 595-9111
Date of fiscal year end:
March 31
Date of reporting period:
September 30, 2025
Item 1. Reports to Stockholders.
(a) Copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30e-1).
U.S. GOVERNMENT MONEY MARKET FUND
SHARES/NOGXX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the U.S. Government Money Market Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
U.S. GOVERNMENT MONEY MARKET FUND (SHARES/NOGXX)	$18	0.35%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$20,881,652
Total number of portfolio holdings	119
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	45.9%
U.S. Government Agencies	39.4%
U.S. Government Obligations	15.5%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at anytime, including during periods of market stress.
NF SAR-TSR NOGXX (11/25)
NORTHERN FUNDS

U.S. GOVERNMENT SELECT MONEY
MARKET FUND
SHARES/NOSXX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the U.S. Government Select Money Market Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
U.S. GOVERNMENT SELECT MONEY MARKET FUND (SHARES/NOSXX)	$18	0.35%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$4,673,043
Total number of portfolio holdings	114
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	49.0%
U.S. Government Agencies	37.0%
U.S. Government Obligations	14.1%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Fund's sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at anytime, including during periods of market stress.
NF SAR-TSR NOSXX (11/25)
NORTHERN FUNDS

SMALL CAP CORE FUND
CLASS I/NSGRX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Small Cap Core Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
SMALL CAP CORE FUND (CLASS I/NSGRX)	$27	0.50%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$362,886
Total number of portfolio holdings	1,638
Portfolio turnover rate as of the end of the reporting period	14.38%
INDUSTRY SECTOR AS A % OF NET ASSETS
Financials	17.9%
Industrials	17.4%
Health Care	15.7%
Information Technology	14.2%
Consumer Discretionary	10.7%
Short-Term Investments	6.7%
Real Estate	5.1%
All other industries less than 5%*	17.3%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NSGRX (11/25)
NORTHERN FUNDS

SMALL CAP CORE FUND
CLASS K/NSCKX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Small Cap Core Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
SMALL CAP CORE FUND (CLASS K/NSCKX)	$22	0.40%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$362,886
Total number of portfolio holdings	1,638
Portfolio turnover rate as of the end of the reporting period	14.38%
INDUSTRY SECTOR AS A % OF NET ASSETS
Financials	17.9%
Industrials	17.4%
Health Care	15.7%
Information Technology	14.2%
Consumer Discretionary	10.7%
Short-Term Investments	6.7%
Real Estate	5.1%
All other industries less than 5%*	17.3%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NSCKX (11/25)
NORTHERN FUNDS

HIGH YIELD FIXED INCOME FUND
SHARES/NHFIX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the High Yield Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
HIGH YIELD FIXED INCOME FUND (SHARES/NHFIX)	$31	0.60%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$2,341,070
Total number of portfolio holdings	551
Portfolio turnover rate as of the end of the reporting period	21.79%
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Corporate Bonds	76.6%
Foreign Issuer Bonds	13.1%
Investment Companies	6.9%
Other less than 5%*	3.4%
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NHFIX (11/25)
NORTHERN FUNDS

CORE BOND FUND
SHARES/NOCBX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Core Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
CORE BOND FUND (SHARES/NOCBX)	$21	0.41%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$93,215
Total number of portfolio holdings	333
Portfolio turnover rate as of the end of the reporting period	51.62%
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
U.S. Government Agencies	22.8%
Corporate Bonds	16.3%
U.S. Government Obligations	13.9%
Asset-Backed Securities	12.2%
Foreign Issuer Bonds	7.2%
Futures Contracts	12.4%
Futures Contracts Sold Short	6.2%
Other less than 5%*	9.0%
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NOCBX (11/25)
NORTHERN FUNDS

SHORT BOND FUND
SHARES/BSBAX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Short Bond Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
SHORT BOND FUND (SHARES/BSBAX)	$20	0.40%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$228,408
Total number of portfolio holdings	261
Portfolio turnover rate as of the end of the reporting period	60.40%
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Corporate Bonds	24.6%
Asset-Backed Securities	10.6%
Foreign Issuer Bonds	8.9%
U.S. Government Obligations	8.3%
U.S. Government Agencies	5.6%
Futures Contracts	23.2%
Futures Contracts Sold Short	14.0%
Other less than 5%*	4.8%
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR BSBAX (11/25)
NORTHERN FUNDS

GLOBAL TACTICAL ASSET ALLOCATION FUND
SHARES/BBALX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Global Tactical Asset Allocation Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2,3]
GLOBAL TACTICAL ASSET ALLOCATION FUND (SHARES/BBALX)	$14	0.26%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio reflects only the direct expenses of the Fund and not any expenses associated with the underlying funds.
[3]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$78,456
Total number of portfolio holdings	19
Portfolio turnover rate as of the end of the reporting period	16.02%
ASSET CLASS WEIGHTINGS AS A % OF INVESTMENTS
U.S. Equity	41.1%
U.S. Bonds - Investment Grade	23.6%
Non U.S. Equity - Developed	16.6%
Non U.S. Equity - Emerging Markets	7.4%
Cash	4.2%
Global Infrastructure	3.1%
U.S. Bonds - Inflation Protected	2.0%
U.S. Bonds - High Yield	1.9%
Cash Equivalent	0.1%
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR BBALX (11/25)
NORTHERN FUNDS

MULTI-MANAGER HIGH YIELD
OPPORTUNITY FUND
SHARES/NMHYX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Multi-Manager High Yield Opportunity Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND (SHARES/NMHYX)	$35	0.68%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$150,512
Total number of portfolio holdings	1,508
Portfolio turnover rate as of the end of the reporting period	23.90%
TYPE OF SECURITY AS A % OF NET ASSETS
Corporate Bonds	78.6%
Investment Companies	12.0%
Foreign Issuer Bonds	8.7%
Term Loans	5.0%
Other less than 5%*	3.5%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NMHYX (11/25)
NORTHERN FUNDS

SMALL CAP INDEX FUND
SHARES/NSIDX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Small Cap Index Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
SMALL CAP INDEX FUND (SHARES/NSIDX)	$6	0.10%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$1,366,962
Total number of portfolio holdings	1,990
Portfolio turnover rate as of the end of the reporting period	14.88%
INDUSTRY SECTOR AS A % OF NET ASSETS
Financials	17.7%
Industrials	17.2%
Health Care	15.6%
Information Technology	15.2%
Short-Term Investments	11.3%
Consumer Discretionary	9.7%
Real Estate	5.9%
All other industries less than 5%*	16.8%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NSIDX (11/25)
NORTHERN FUNDS

U.S. QUALITY ESG FUND
CLASS I/NUEIX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the U.S. Quality ESG Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
U.S. QUALITY ESG FUND (CLASS I/NUEIX)	$27	0.49%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$417,176
Total number of portfolio holdings	175
Portfolio turnover rate as of the end of the reporting period	10.85%
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	34.3%
Financials	14.0%
Consumer Discretionary	11.7%
Industrials	10.5%
Health Care	10.4%
Communication Services	8.4%
All other industries less than 5%*	10.7%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NUEIX (11/25)
NORTHERN FUNDS

U.S. QUALITY ESG FUND
CLASS K/NUESX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the U.S. Quality ESG Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
U.S. QUALITY ESG FUND (CLASS K/NUESX)	$21	0.39%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$417,176
Total number of portfolio holdings	175
Portfolio turnover rate as of the end of the reporting period	10.85%
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	34.3%
Financials	14.0%
Consumer Discretionary	11.7%
Industrials	10.5%
Health Care	10.4%
Communication Services	8.4%
All other industries less than 5%*	10.7%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NUESX (11/25)
NORTHERN FUNDS

SMALL CAP VALUE FUND
SHARES/NOSGX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Small Cap Value Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
SMALL CAP VALUE FUND (SHARES/NOSGX)	$27	0.50%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$672,752
Total number of portfolio holdings	444
Portfolio turnover rate as of the end of the reporting period	40.35%
INDUSTRY SECTOR AS A % OF NET ASSETS
Financials	25.0%
Industrials	13.0%
Consumer Discretionary	10.8%
Information Technology	8.7%
Real Estate	8.6%
Health Care	8.6%
Short-Term Investments	8.4%
Energy	6.3%
All other industries less than 5%*	14.4%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NOSGX (11/25)
NORTHERN FUNDS

INTERMEDIATE TAX-EXEMPT FUND
SHARES/NOITX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Intermediate Tax-Exempt Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
INTERMEDIATE TAX-EXEMPT FUND (SHARES/NOITX)	$23	0.45%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$1,096,026
Total number of portfolio holdings	379
Portfolio turnover rate as of the end of the reporting period	15.81%
STATE ALLOCATION AS A % OF TOTAL EXPOSURE
New York	12.6%
Florida	8.2%
California	7.5%
Illinois	7.4%
Texas	5.5%
Colorado	5.1%
All other states less than 5%*	53.7%
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NOITX (11/25)
NORTHERN FUNDS

MULTI-MANAGER GLOBAL LISTED
INFRASTRUCTURE FUND
SHARES/NMFIX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Multi-Manager Global Listed Infrastructure Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND (SHARES/NMFIX)	$51	0.96%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$941,160
Total number of portfolio holdings	146
Portfolio turnover rate as of the end of the reporting period	31.40%
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
United States Dollar	45.7%
Euro	22.0%
British Pound	8.8%
Australian Dollar	5.8%
All other currencies less than 5%*	17.5%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NMFIX (11/25)
NORTHERN FUNDS

INCOME EQUITY FUND
SHARES/NOIEX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Income Equity Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
INCOME EQUITY FUND (SHARES/NOIEX)	$27	0.49%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$264,845
Total number of portfolio holdings	165
Portfolio turnover rate as of the end of the reporting period	25.37%
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	36.0%
Financials	11.2%
Consumer Discretionary	8.7%
Industrials	8.5%
Health Care	8.4%
Communication Services	8.4%
Consumer Staples	5.4%
All other industries less than 5%*	13.6%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NOIEX (11/25)
NORTHERN FUNDS

INTERNATIONAL EQUITY FUND
SHARES/NOIGX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the International Equity Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
INTERNATIONAL EQUITY FUND (SHARES/NOIGX)	$27	0.50%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$164,963
Total number of portfolio holdings	217
Portfolio turnover rate as of the end of the reporting period	37.61%
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
Euro	30.8%
Japanese Yen	19.3%
British Pound	12.6%
Canadian Dollar	11.3%
Swiss Franc	7.1%
All other currencies less than 5%*	16.8%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NOIGX (11/25)
NORTHERN FUNDS

FIXED INCOME FUND
SHARES/NOFIX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
FIXED INCOME FUND (SHARES/NOFIX)	$23	0.45%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$292,329
Total number of portfolio holdings	351
Portfolio turnover rate as of the end of the reporting period	44.32%
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
U.S. Government Agencies	28.0%
Corporate Bonds	21.3%
Asset-Backed Securities	12.2%
Foreign Issuer Bonds	7.8%
U.S. Government Obligations	6.5%
Commercial Mortgage-Backed Securities	5.5%
Futures Contracts	11.5%
Futures Contracts Sold Short	6.6%
Other less than 5%*	0.6%
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NOFIX (11/25)
NORTHERN FUNDS

U.S. GOVERNMENT FUND
SHARES/NOUGX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the U.S. Government Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
U.S. GOVERNMENT FUND (SHARES/NOUGX)	$22	0.43%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$29,199
Total number of portfolio holdings	139
Portfolio turnover rate as of the end of the reporting period	29.24%
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	94.0%
U.S. Government Agencies	5.1%
Other less than 5%*	0.2%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NOUGX (11/25)
NORTHERN FUNDS

STOCK INDEX FUND
SHARES/NOSIX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Stock Index Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
STOCK INDEX FUND (SHARES/NOSIX)	$3	0.05%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$17,166,083
Total number of portfolio holdings	507
Portfolio turnover rate as of the end of the reporting period	1.86%
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	33.9%
Financials	13.2%
Consumer Discretionary	10.2%
Communication Services	9.9%
Health Care	8.6%
Industrials	8.3%
All other industries less than 5%*	15.9%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NOSIX (11/25)
NORTHERN FUNDS

TAX-EXEMPT FUND
SHARES/NOTEX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tax-Exempt Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
TAX-EXEMPT FUND (SHARES/NOTEX)	$23	0.45%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$749,479
Total number of portfolio holdings	344
Portfolio turnover rate as of the end of the reporting period	18.38%
STATE ALLOCATION AS A % OF TOTAL EXPOSURE
New York	11.4%
California	8.8%
Florida	8.7%
Illinois	8.0%
Colorado	6.9%
Texas	6.6%
All other states less than 5%*	49.6%
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NOTEX (11/25)
NORTHERN FUNDS

CALIFORNIA TAX-EXEMPT FUND
SHARES/NCATX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the California Tax-Exempt Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
CALIFORNIA TAX-EXEMPT FUND (SHARES/NCATX)	$23	0.46%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$125,538
Total number of portfolio holdings	116
Portfolio turnover rate as of the end of the reporting period	13.98%
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Revenue Bonds	63.4%
General Obligation Unlimited Bonds	26.4%
All other issuers less than 5%*	10.2%
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NCATX (11/25)
NORTHERN FUNDS

ARIZONA TAX-EXEMPT FUND
SHARES/NOAZX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Arizona Tax-Exempt Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
ARIZONA TAX-EXEMPT FUND (SHARES/NOAZX)	$24	0.47%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$55,595
Total number of portfolio holdings	69
Portfolio turnover rate as of the end of the reporting period	19.19%
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Revenue Bonds	74.8%
General Obligation Unlimited Bonds	22.6%
All other issuers less than 5%*	2.6%
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NOAZX (11/25)
NORTHERN FUNDS

CALIFORNIA INTERMEDIATE
TAX-EXEMPT FUND
SHARES/NCITX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the California Intermediate Tax-Exempt Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (SHARES/NCITX)	$23	0.45%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$240,476
Total number of portfolio holdings	136
Portfolio turnover rate as of the end of the reporting period	17.50%
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Revenue Bonds	61.5%
General Obligation Unlimited Bonds	29.3%
All other issuers less than 5%*	9.2%
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NCITX (11/25)
NORTHERN FUNDS

ULTRA-SHORT FIXED INCOME FUND
SHARES/NUSFX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Ultra-Short Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
ULTRA-SHORT FIXED INCOME FUND (SHARES/NUSFX)	$13	0.25%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$1,766,279
Total number of portfolio holdings	258
Portfolio turnover rate as of the end of the reporting period	21.60%
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Corporate Bonds	51.8%
Foreign Issuer Bonds	35.3%
Asset-Backed Securities	9.9%
Other less than 5%*	3.0%
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NUSFX (11/25)
NORTHERN FUNDS

ULTRA-SHORT FIXED INCOME FUND
SIEBERT WILLIAMS SHANK SHARES/SWSFX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Ultra-Short Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
ULTRA-SHORT FIXED INCOME FUND (SIEBERT WILLIAMS SHANK SHARES/SWSFX)	$13	0.25%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$1,766,279
Total number of portfolio holdings	258
Portfolio turnover rate as of the end of the reporting period	21.60%
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Corporate Bonds	51.8%
Foreign Issuer Bonds	35.3%
Asset-Backed Securities	9.9%
Other less than 5%*	3.0%
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR SWSFX (11/25)
NORTHERN FUNDS

TAX-ADVANTAGED ULTRA-SHORT
FIXED INCOME FUND
SHARES/NTAUX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Tax-Advantaged Ultra-Short Fixed Income Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND (SHARES/NTAUX)	$13	0.25%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$3,115,028
Total number of portfolio holdings	529
Portfolio turnover rate as of the end of the reporting period	53.26%
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
Municipal Bonds	74.9%
Corporate Bonds	6.6%
Foreign Issuer Bonds	6.2%
Short-Term Investments	5.7%
Other less than 5%*	6.6%
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NTAUX (11/25)
NORTHERN FUNDS

MULTI-MANAGER GLOBAL REAL ESTATE FUND
SHARES/NMMGX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Multi-Manager Global Real Estate Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
MULTI-MANAGER GLOBAL REAL ESTATE FUND (SHARES/NMMGX)	$48	0.92%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$85,053
Total number of portfolio holdings	93
Portfolio turnover rate as of the end of the reporting period	20.80%
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
United States Dollar	64.8%
Japanese Yen	9.5%
Australian Dollar	8.2%
Euro	6.6%
British Pound	6.1%
All other currencies less than 5%*	5.8%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NMMGX (11/25)
NORTHERN FUNDS

ACTIVE M EMERGING MARKETS EQUITY FUND
SHARES/NMMEX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Active M Emerging Markets Equity Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
ACTIVE M EMERGING MARKETS EQUITY FUND (SHARES/NMMEX)	$63	1.11%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$184,683
Total number of portfolio holdings	141
Portfolio turnover rate as of the end of the reporting period	39.34%
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
United States Dollar	20.4%
Hong Kong Dollar	16.8%
Taiwan Dollar	14.3%
Korean Won	12.6%
Indian Rupee	10.4%
South African Rand	6.6%
All other currencies less than 5%*	19.5%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NMMEX (11/25)
NORTHERN FUNDS

WORLD SELECTION INDEX FUND
CLASS I/NSRIX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the World Selection Index Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
WORLD SELECTION INDEX FUND (CLASS I/NSRIX)	$16	0.29%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$1,918,366
Total number of portfolio holdings	691
Portfolio turnover rate as of the end of the reporting period	3.81%
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
United States Dollar	73.0%
Euro	8.1%
Japanese Yen	5.6%
All other currencies less than 5%*	12.8%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NSRIX (11/25)
NORTHERN FUNDS

WORLD SELECTION INDEX FUND
CLASS K/NSRKX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the World Selection Index Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
WORLD SELECTION INDEX FUND (CLASS K/NSRKX)	$13	0.24%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$1,918,366
Total number of portfolio holdings	691
Portfolio turnover rate as of the end of the reporting period	3.81%
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
United States Dollar	73.0%
Euro	8.1%
Japanese Yen	5.6%
All other currencies less than 5%*	12.8%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NSRKX (11/25)
NORTHERN FUNDS

LIMITED TERM TAX-EXEMPT FUND
SHARES/NSITX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Limited Term Tax-Exempt Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
LIMITED TERM TAX-EXEMPT FUND (SHARES/NSITX)	$23	0.45%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$336,306
Total number of portfolio holdings	189
Portfolio turnover rate as of the end of the reporting period	11.95%
STATE ALLOCATION AS A % OF TOTAL EXPOSURE
Texas	13.9%
New York	8.3%
Alabama	6.6%
California	5.9%
Oklahoma	5.3%
Florida	5.2%
Colorado	5.0%
All other states less than 5%*	49.8%
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NSITX (11/25)
NORTHERN FUNDS

LIMITED TERM U.S. GOVERNMENT FUND
SHARES/NSIUX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Limited Term U.S. Government Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
LIMITED TERM U.S. GOVERNMENT FUND (SHARES/NSIUX)	$22	0.44%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$25,069
Total number of portfolio holdings	66
Portfolio turnover rate as of the end of the reporting period	35.92%
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	95.8%
Other less than 5%*	3.6%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NSIUX (11/25)
NORTHERN FUNDS

BOND INDEX FUND
SHARES/NOBOX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Bond Index Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
BOND INDEX FUND (SHARES/NOBOX)	$4	0.07%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$2,306,263
Total number of portfolio holdings	3,667
Portfolio turnover rate as of the end of the reporting period	24.22%
TYPE OF SECURITY AS A % OF TOTAL EXPOSURE
U.S. Government Obligations	44.1%
U.S. Government Agencies	25.0%
Corporate Bonds	20.2%
Foreign Issuer Bonds	6.1%
Other less than 5%*	4.6%
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NOBOX (11/25)
NORTHERN FUNDS

ACTIVE M INTERNATIONAL EQUITY FUND
SHARES/NMIEX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Active M International Equity Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
ACTIVE M INTERNATIONAL EQUITY FUND (SHARES/NMIEX)	$47	0.84%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$597,562
Total number of portfolio holdings	495
Portfolio turnover rate as of the end of the reporting period	28.74%
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
Euro	29.9%
British Pound	20.5%
United States Dollar	15.5%
Japanese Yen	13.9%
All other currencies less than 5%*	19.6%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NMIEX (11/25)
NORTHERN FUNDS

EMERGING MARKETS EQUITY INDEX FUND
SHARES/NOEMX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Emerging Markets Equity Index Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
EMERGING MARKETS EQUITY INDEX FUND (SHARES/NOEMX)	$8	0.15%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$2,327,424
Total number of portfolio holdings	1,235
Portfolio turnover rate as of the end of the reporting period	18.28%
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
Hong Kong Dollar	26.9%
Taiwan Dollar	19.0%
Indian Rupee	14.8%
Korean Won	10.7%
United States Dollar	5.0%
All other currencies less than 5%*	23.6%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NOEMX (11/25)
NORTHERN FUNDS

LARGE CAP CORE FUND
SHARES/NOLCX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Large Cap Core Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
LARGE CAP CORE FUND (SHARES/NOLCX)	$25	0.45%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$343,887
Total number of portfolio holdings	166
Portfolio turnover rate as of the end of the reporting period	27.96%
INDUSTRY SECTOR AS A % OF NET ASSETS
Information Technology	34.2%
Financials	13.2%
Communication Services	10.5%
Consumer Discretionary	10.2%
Health Care	9.0%
Industrials	7.9%
All other industries less than 5%*	14.9%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NOLCX (11/25)
NORTHERN FUNDS

MID CAP INDEX FUND
SHARES/NOMIX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Mid Cap Index Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
MID CAP INDEX FUND (SHARES/NOMIX)	$5	0.10%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$2,050,740
Total number of portfolio holdings	406
Portfolio turnover rate as of the end of the reporting period	7.44%
INDUSTRY SECTOR AS A % OF NET ASSETS
Industrials	23.0%
Financials	16.6%
Information Technology	13.1%
Consumer Discretionary	12.1%
Health Care	8.6%
Real Estate	6.5%
All other industries less than 5%*	22.2%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NOMIX (11/25)
NORTHERN FUNDS

INTERNATIONAL EQUITY INDEX FUND
SHARES/NOINX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the International Equity Index Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
INTERNATIONAL EQUITY INDEX FUND (SHARES/NOINX)	$5	0.10%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$6,092,678
Total number of portfolio holdings	711
Portfolio turnover rate as of the end of the reporting period	9.44%
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
Euro	34.7%
Japanese Yen	21.7%
British Pound	14.4%
Swiss Franc	9.2%
Australian Dollar	6.7%
All other currencies less than 5%*	12.3%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NOINX (11/25)
NORTHERN FUNDS

LARGE CAP VALUE FUND
SHARES/NOLVX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Large Cap Value Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
LARGE CAP VALUE FUND (SHARES/NOLVX)	$30	0.57%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$65,885
Total number of portfolio holdings	180
Portfolio turnover rate as of the end of the reporting period	43.20%
INDUSTRY SECTOR AS A % OF NET ASSETS
Financials	23.6%
Industrials	12.3%
Health Care	12.2%
Information Technology	11.1%
Communication Services	9.0%
Consumer Discretionary	7.3%
Consumer Staples	6.5%
Real Estate	5.1%
All other industries less than 5%*	14.2%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NOLVX (11/25)
NORTHERN FUNDS

GLOBAL REAL ESTATE INDEX FUND
SHARES/NGREX
SEMI-ANNUAL SHAREHOLDER REPORT | September 30, 2025
This semi-annual shareholder report contains important information about the Global Real Estate Index Fund (the “Fund”) for the period of April 1, 2025 to September 30, 2025. You can find additional information about the Fund at northerntrust.com/funds#literature. You can also request this information by contacting us at 800-595-9111.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
GLOBAL REAL ESTATE INDEX FUND (SHARES/NGREX)	$25	0.47%
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
KEY FUND STATISTICS
Fund net assets (in thousands)	$754,362
Total number of portfolio holdings	517
Portfolio turnover rate as of the end of the reporting period	2.05%
CONCENTRATION BY CURRENCY AS A % OF NET ASSETS
United States Dollar	57.5%
Japanese Yen	9.8%
Australian Dollar	5.3%
Euro	5.0%
Hong Kong Dollar	5.0%
All other currencies less than 5%*	17.5%
Figures in the above table may not sum to 100% due to the exclusions of other asset and liabilities.
*	Includes derivatives and categories rounding to less than 5%, if any.
Where can I find more information?
Scan the QR code or visit northerntrust.com/funds#literature, to find additional information about the Fund, including the Fund's prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-595-9111.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Fund. If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Funds Center by telephone at 800-595-9111 or by mail at Northern Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Fund will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

NF SAR-TSR NGREX (11/25)
NORTHERN FUNDS

(b) Copy of notice transmitted to stockholders in reliance on Rule 30e-3 under the 1940 Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the Financial Statements filed under Item 7 of this report on Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

NORTHERN FUNDS EQUITY FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION
September 30, 2025

EQUITY FUNDS

TABLE OF CONTENTS

2	STATEMENTS OF ASSETS AND LIABILITIES
6	STATEMENTS OF OPERATIONS
10	STATEMENTS OF CHANGES IN NET ASSETS
16	FINANCIAL HIGHLIGHTS
38	SCHEDULES OF INVESTMENTS
38	ACTIVE M EMERGING MARKETS EQUITY FUND (Ticker Symbol: NMMEX)
42	ACTIVE M INTERNATIONAL EQUITY FUND (Ticker Symbol: NMIEX)
51	EMERGING MARKETS EQUITY INDEX FUND (Ticker Symbol: NOEMX)
71	GLOBAL REAL ESTATE INDEX FUND (Ticker Symbol: NGREX)
80	GLOBAL TACTICAL ASSET ALLOCATION FUND (Ticker Symbol: BBALX)
82	INCOME EQUITY FUND (Ticker Symbol: NOIEX)
87	INTERNATIONAL EQUITY FUND (Ticker Symbol: NOIGX)
92	INTERNATIONAL EQUITY INDEX FUND (Ticker Symbol: NOINX)
103	LARGE CAP CORE FUND (Ticker Symbol: NOLCX)
107	LARGE CAP VALUE FUND (Ticker Symbol: NOLVX)
112	MID CAP INDEX FUND (Ticker Symbol: NOMIX)
120	MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND (Ticker Symbol: NMFIX)
124	MULTI-MANAGER GLOBAL REAL ESTATE FUND (Ticker Symbol: NMMGX)
127	SMALL CAP CORE FUND (Ticker Symbols: Class I: NSGRX, Class K: NSCKX)
150	SMALL CAP INDEX FUND (Ticker Symbol: NSIDX)
177	SMALL CAP VALUE FUND (Ticker Symbol: NOSGX)
185	STOCK INDEX FUND (Ticker Symbol: NOSIX)
194	U.S. QUALITY ESG FUND (Ticker Symbols: Class I: NUEIX, Class K: NUESX)
198	WORLD SELECTION INDEX FUND (Ticker Symbols: Class I: NSRIX, Class K: NSRKX)
209	NOTES TO THE FINANCIAL STATEMENTS
236	FORM N-CSR - ITEMS 8-11
237	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

NORTHERN FUNDS SEMIANNUAL REPORT 1 EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	Active M Emerging Markets Equity Fund	Active M International Equity Fund	Emerging Markets Equity Index Fund	Global Real Estate Index Fund
ASSETS:
Investments, at value	$179,760	$573,778	$2,270,382	$732,060
Investments in affiliates, at value	6,068 (1)	20,019 (1)	57,637 (1)	23,095 (1)
Cash	853	—	—	—
Cash held at broker for future contracts	—	—	4,312	1,261
Foreign currencies, at value	150	1,611	3,479	1,554
Dividend income receivable	163	1,233	3,263	2,613
Securities lending income receivable	—	—	6	4
Receivable for capital gains tax	30	—	98	1
Receivable for foreign tax reclaims	27	2,188	107	1,095
Receivable for securities sold	9,495	1,931	—	—
Receivable for variation margin on futures contracts	8	37	213	56
Receivable for fund shares sold	18	143	7,863	40
Receivable from investment adviser	7	11	41	9
Unrealized appreciation on forward foreign currency exchange contracts	—	—	29	9
Prepaid and other assets	12	7	13	13
Total Assets	196,591	600,958	2,347,443	761,810
LIABILITIES:
Cash overdraft	—	14	—	1
Unrealized depreciation on forward foreign currency exchange contracts	—	—	26	2
Payable upon return of securities loaned	1,682	1,036	2,000	6,458
Payable for securities purchased	9,705	2,114	301	—
Payable for variation margin on futures contracts	—	—	—	—
Payable for fund shares redeemed	96	59	787	612
Payable to affiliates:
Management fees	32	80	53	49
Custody fees	11	12	50	2
Shareholder servicing fees	9	5	33	19
Transfer agent fees	6	19	69	24
Accrued Trustee fees and expenses	2	3	8	6
Outstanding options written, at value (premiums received $(72))	—	—	—	—
Deferred foreign capital gains tax payable	275	20	16,551	217
Accrued other liabilities	90	34	141	58
Total Liabilities	11,908	3,396	20,019	7,448
Net Assets	$184,683	$597,562	$2,327,424	$754,362
ANALYSIS OF NET ASSETS:
Capital stock	$145,136	$397,614	$1,818,777	$665,671
Distributable earnings	39,547	199,948	508,647	88,691
Net Assets	$184,683	$597,562	$2,327,424	$754,362
Net Assets:
Shares	$184,683	$597,562	$2,327,424	$754,362
Total Shares Outstanding ($.001 par value, unlimited authorization):
Shares	9,789	43,140	162,734	72,880
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$18.87	$13.85	$14.30	$10.35
Investments, at cost	$134,314	$414,705	$1,280,727	$485,023
Investments in affiliates, at cost	6,068 (1)	20,019 (1)	57,637 (1)	23,095 (1)
Foreign currencies, at cost	150	1,532	3,487	1,546
Securities on loan, at value	$1,500	$1,371	$9,697	$6,891

(1)	Investments in affiliates, at value and Investments in affiliates, at cost include securities purchased using cash collateral received from securities lending activities.
See Notes to the Financial Statements.
EQUITY FUNDS 2 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)

Global Tactical Asset Allocation Fund	Income Equity Fund	International Equity Fund	International Equity Index Fund	Large Cap Core Fund	Large Cap Value Fund

$10,967	$259,439	$160,997	$6,007,347	$339,357	$65,626
67,499	5,908 (1)	519	22,976 (1)	4,150	1,086 (1)
—	1	—	24	259	—
—	—	302	5,800	—	—
—	—	941	24,319	—	—
18	322	398	13,575	214	67
—	—	—	9	—	—
—	—	—	—	—	—
—	—	721	29,520	3	2
—	—	—	945	—	—
—	17	5	223	16	1
2	1,427	1,200	2,571	2	—
3	6	3	49	5	2
—	—	—	4	—	—
12	4	5	22	4	9
78,501	267,124	165,091	6,107,384	344,010	66,793

—	—	—	—	—	—
—	—	—	115	—	—
—	2,079	—	8,046	—	856
—	—	—	4,572	—	—
3	1	8	39	—	—
4	57	43	1,392	23	10

3	20	13	93	25	6
—	4	18	22	4	2
11	33	10	81	20	7
3	8	5	192	11	2
4	4	9	17	16	7
—	55	—	—	—	—
—	—	—	—	—	—
17	18	22	137	24	18
45	2,279	128	14,706	123	908
$78,456	$264,845	$164,963	$6,092,678	$343,887	$65,885

$65,474	$156,087	$157,982	$3,911,579	$155,716	$49,856
12,982	108,758	6,981	2,181,099	188,171	16,029
$78,456	$264,845	$164,963	$6,092,678	$343,887	$65,885

$78,456	$264,845	$164,963	$6,092,678	$343,887	$65,885

5,495	13,892	12,984	349,658	10,342	2,879

$14.28	$19.06	$12.70	$17.42	$33.25	$22.89
$10,783	$167,119	$124,980	$3,184,611	$175,248	$52,015
53,570	5,908 (1)	519	22,976 (1)	4,150	1,086 (1)
—	—	938	24,210	—	—
$—	$2,005	$—	$26,682	$—	$842
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  3 EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES continued

Amounts in thousands, except per share data	Mid Cap Index Fund	Multi-Manager Global Listed Infrastructure Fund	Multi-Manager Global Real Estate Fund	Small Cap Core Fund
ASSETS:
Investments, at value	$2,021,993	$904,517	$82,952	$357,142
Investments in affiliates, at value	72,062 (1)	34,640 (1)	2,968 (1)	23,834 (1)
Cash	—	—	—	—
Cash held at broker for future contracts	—	—	—	—
Foreign currencies, at value	—	2,892	1	—
Interest income receivable	—	—	—	—
Dividend income receivable	1,792	1,614	248	324
Securities lending income receivable	12	—	—	42
Receivable for foreign tax reclaims	4	1,639	84	—
Receivable for securities sold	—	10,631	587	65
Receivable for variation margin on futures contracts	33	71	—	12
Receivable for fund shares sold	1,538	159	—	9
Receivable from investment adviser	17	12	3	5
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	—
Prepaid and other assets	9	11	8	38
Total Assets	2,097,460	956,186	86,851	381,471
LIABILITIES:
Cash overdraft	—	—	—	1
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	—
Payable upon return of securities loaned	45,468	1,127	998	18,411
Payable for securities purchased	—	13,483	729	—
Payable for variation margin on futures contracts	—	—	—	—
Payable for fund shares redeemed	1,003	127	8	54
Payable to affiliates:
Management fees	33	137	12	23
Custody fees	14	9	2	—
Shareholder servicing fees	69	85	7	62
Transfer agent fees	65	29	3	11
Accrued Trustee fees and expenses	7	3	2	4
Accrued other liabilities	61	26	37	19
Total Liabilities	46,720	15,026	1,798	18,585
Net Assets	$2,050,740	$941,160	$85,053	$362,886
ANALYSIS OF NET ASSETS:
Capital stock	$1,212,231	$802,473	$80,688	$182,741
Distributable earnings	838,509	138,687	4,365	180,145
Net Assets	$2,050,740	$941,160	$85,053	$362,886
Net Assets:
Shares	$2,050,740	$941,160	$85,053	$—
Class K	—	—	—	193,112
Class I	—	—	—	169,774
Total Shares Outstanding ($.001 par value, unlimited authorization):
Shares	93,726	68,133	7,897	—
Class K	—	—	—	7,050
Class I	—	—	—	6,206
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$21.88	$13.81	$10.77	$—
Class K	—	—	—	27.39
Class I	—	—	—	27.36
Investments, at cost	$1,294,494	$781,941	$73,451	$222,541
Investments in affiliates, at cost	72,062 (1)	34,640 (1)	2,968 (1)	23,865 (1)
Foreign currencies, at cost	—	2,867	1	—
Securities on loan, at value	$44,604	$1,073	$975	$18,083

(1)	Investments in affiliates, at value and Investments in affiliates, at cost include securities purchased using cash collateral received from securities lending activities.
See Notes to the Financial Statements.
EQUITY FUNDS 4 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)

Small Cap Index Fund	Small Cap Value Fund	Stock Index Fund	U.S. Quality ESG Fund	World Selection Index Fund

$1,342,171	$643,122	$16,711,166	$413,280	$1,894,684
153,671 (1)	54,229 (1)	454,633 (1)	3,753	13,252
2	—	—	—	1
—	—	—	—	2,282
—	—	—	—	2,157
—	4	—	—	—
1,209	1,018	7,412	196	1,844
114	47	2	—	—
3	—	145	3	2,865
—	2,563	—	40	687
50	76	1,745	14	65
121	491	2,081	12	3,034
12	20	105	4	2
—	—	—	—	6
14	35	66	19	12
1,497,367	701,605	17,177,355	417,321	1,920,891

—	301	19	2	—
—	—	—	—	17
129,687	25,505	3,681	—	—
185	2,121	—	—	392
—	1	7	—	6
370	522	6,265	54	1,809

20	50	114	25	56
20	19	85	7	13
36	280	197	10	113
42	21	529	15	64
7	12	30	—	3
38	21	345	32	52
130,405	28,853	11,272	145	2,525
$1,366,962	$672,752	$17,166,083	$417,176	$1,918,366

$838,279	$251,436	$3,993,106	$200,928	$885,124
528,683	421,316	13,172,977	216,248	1,033,242
$1,366,962	$672,752	$17,166,083	$417,176	$1,918,366

$1,366,962	$672,752	$17,166,083	$—	$—
—	—	—	359,293	915,060
—	—	—	57,883	1,003,306

88,931	48,035	253,197	—	—
—	—	—	15,201	34,609
—	—	—	2,455	37,976

$15.37	$14.01	$67.80	$—	$—
—	—	—	23.64	26.44
—	—	—	23.58	26.42
$796,846	$434,968	$3,785,387	$247,748	$931,194
153,680 (1)	54,229 (1)	441,595 (1)	3,753	11,667
—	—	—	—	1,853
$128,235	$25,006	$10,081	$—	$833
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  5 EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	Active M Emerging Markets Equity Fund	Active M International Equity Fund	Emerging Markets Equity Index Fund	Global Real Estate Index Fund
INVESTMENT INCOME:
Dividend income	$2,968 (1)	$8,424 (1)	$31,048 (1)	$17,716 (1)
Income from securities loaned (net of fees) (Note 2)	—	—	13	5
Non-cash dividend income	—	—	—	—
Dividend income from investments in affiliates (Note 9)	104	424	1,064	183
Interest income (Note 6)	3	13	78	30
Tax reclaims	—	801	—	—
Total Investment Income	3,075	9,662	32,203	17,934
EXPENSES:
Management fees	896	2,231	1,366	1,742
Custody fees	104	88	665	132
Transfer agent fees	32	105	375	168
Blue sky fees	13	16	14	12
Printing fees	2	4	10	6
Audit fees	11	11	14	14
Legal fees	8	8	10	10
Shareholder servicing fees (Shares)	22	18	79	53
Trustee fees and expenses	3	3	7	7
Interest expense	—	—	—	6
Other	33	16	41	15
Total Expenses	1,124	2,500	2,581	2,165
Less expenses reimbursed by investment adviser	(207)	(204)	(1,138)	(103)
Less custodian credits	—	—	—	—
Net Expenses	917	2,296	1,443	2,062
Net Investment Income	2,158	7,366	30,760	15,872
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	8,672 (2)	18,893 (2)	(12,806)(2)	73,814 (2)
Investments in affiliates	—	—	—	—
Options written	—	—	—	—
Futures contracts	560	2,383	10,001	647
Foreign currency transactions	(48)	(94)	(273)	102
Forward foreign currency exchange contracts	—	—	(9)	(220)
Net changes in unrealized appreciation (depreciation) on:
Investments	26,047 (3)	74,298 (3)	388,963 (3)	(21,265)(3)
Investments in affiliates	—	—	—	—
Options written	—	—	—	—
Futures contracts	84	212	2,412	300
Foreign currency translations	(14)	224	38	91
Forward foreign currency exchange contracts	—	—	7	(9)
Net Gains	35,301	95,916	388,333	53,460
Net Increase in Net Assets Resulting from Operations	$37,459	$103,282	$419,093	$69,332

(1)	Net of $303, $412, $4,158, $760, $3, $246 and $7,774, respectively, in foreign withholding taxes.
(2)	Net of foreign capital gains tax paid of $67, $33, $2,023 and $479, respectively.
(3)	Net change in unrealized of deferred foreign capital gains tax of $(219), $18, $(1,444) and $263, respectively.
See Notes to the Financial Statements.
EQUITY FUNDS 6 NORTHERN FUNDS SEMIANNUAL REPORT

For the Six Months Ended September 30, 2025 (UNAUDITED)

Global Tactical Asset Allocation Fund	Income Equity Fund	International Equity Fund	International Equity Index Fund	Large Cap Core Fund	Large Cap Value Fund

$242	$2,586 (1)	$2,594 (1)	$89,386 (1)	$2,522	$778
—	—	—	12	—	—
—	—	—	6,140	—	—
826	63	14	274	53	14
1	4	5	2,513	4	1
—	—	160	7,374	—	—
1,069	2,653	2,773	105,699	2,579	793

89	547	360	2,553	673	166
1	15	30	325	16	7
15	46	29	1,092	59	12
11	16	13	19	12	12
2	3	2	24	3	2
11	11	11	23	11	11
8	8	8	18	8	8
22	97	31	248	49	17
3	3	3	17	3	3
—	2	—	—	—	—
4	4	5	28	4	4
166	752	492	4,347	838	242
(64)	(174)	(112)	(1,409)	(145)	(65)
(1)	—	—	—	—	—
101	578	380	2,938	693	177
968	2,075	2,393	102,761	1,886	616

31	13,495	9,049	13,667	14,192	1,119
451	—	—	—	—	—
—	(350)	—	—	—	—
(29)	529	239	6,977	365	118
—	—	35	2,124	—	—
—	—	—	176	—	—

93	24,880	15,021	769,549	46,630	4,405
6,754	—	—	—	—	—
—	(8)	—	—	—	—
3	45	101	1,962	71	—
—	—	65	2,403	—	—
—	—	—	10	—	—
7,303	38,591	24,510	796,868	61,258	5,642
$8,271	$40,666	$26,903	$899,629	$63,144	$6,258
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  7 EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF OPERATIONS continued

Amounts in thousands	Mid Cap Index Fund	Multi-Manager Global Listed Infrastructure Fund	Multi-Manager Global Real Estate Fund	Small Cap Core Fund
INVESTMENT INCOME:
Dividend income	$14,696 (1)	$20,165 (1)	$1,703 (1)	$2,617 (1)
Income from securities loaned (net of fees) (Note 2)	—	7	—	2
Non-cash dividend income	—	—	—	—
Dividend income from investments in affiliates (Note 9)	267	664	56	335
Interest income (Note 6)	20	24	—	18
Total Investment Income	14,983	20,860	1,759	2,972
EXPENSES:
Management fees	878	4,018	397	667
Custody fees	84	70	19	21
Transfer agent fees	376	172	17	68
Registration fees	17	18	12	21
Printing fees	11	7	2	3
Professional fees	30	19	19	19
Shareholder servicing fees (Shares)	151	209	19	—
Shareholder servicing fees (Class I)	—	—	—	90
Trustee fees and expenses	10	3	3	3
Interest expense	—	—	—	—
Other	11	12	11	6
Total Expenses	1,568	4,528	499	898
Less expenses reimbursed by investment adviser	(558)	(228)	(88)	(101)
Less custodian credits	—	(1)	—	—
Net Expenses	1,010	4,299	411	797
Net Investment Income	13,973	16,561	1,348	2,175
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	39,234	26,002	660	31,366
Investments in affiliates	—	—	—	(6)
Futures contracts	785	1,891	—	1,324
Foreign currency transactions	—	84	6	—
Forward foreign currency exchange contracts	—	—	—	—
Net changes in unrealized appreciation (depreciation) on:
Investments	176,457	55,372	3,535	21,379
Investments in affiliates	—	—	—	13
Futures contracts	(27)	269	—	159
Foreign currency translations	—	147	5	—
Forward foreign currency exchange contracts	—	—	—	—
Net Gains	216,449	83,765	4,206	54,235
Net Increase in Net Assets Resulting from Operations	$230,422	$100,326	$5,554	$56,410

(1)	Net of $15, $1,412, $39, $4, $17, $23, $11 and $939, respectively, in foreign withholding taxes.
See Notes to the Financial Statements.
EQUITY FUNDS 8 NORTHERN FUNDS SEMIANNUAL REPORT

For the Six Months Ended September 30, 2025 (UNAUDITED)

Small Cap Index Fund	Small Cap Value Fund	Stock Index Fund	U.S. Quality ESG Fund	World Selection Index Fund

$8,706 (1)	$7,554 (1)	$98,482 (1)	$2,946 (1)	$16,528 (1)
7	10	—	—	1
—	—	—	—	919
764	671	2,565	102	345
27	43	198	8	56
9,504	8,278	101,245	3,056	17,849

533	1,535	3,089	867	1,750
64	43	543	21	96
228	131	2,974	90	374
15	18	25	19	26
7	6	70	3	11
24	23	97	19	30
72	461	437	—	—
—	—	—	27	237
7	7	53	3	10
—	7	—	—	—
8	6	51	6	23
958	2,237	7,339	1,055	2,557
(352)	(516)	(3,244)	(110)	(17)
—	—	—	—	—
606	1,721	4,095	945	2,540
8,898	6,557	97,150	2,111	15,309

31,871	154,518	186,738	41,686	72,666
(11)	—	107	—	135
1,585	5,077	24,913	620	1,991
—	—	—	—	(2)
—	—	—	—	(6)

195,444	(79,631)	2,502,176	35,922	277,701
38	—	3,566	—	491
538	466	1,516	84	585
—	—	—	—	526
—	—	—	—	5
229,465	80,430	2,719,016	78,312	354,092
$238,363	$86,987	$2,816,166	$80,423	$369,401
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  9 EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Active M Emerging Markets Equity Fund		Active M International Equity Fund		Emerging Markets Equity Index Fund
Amounts in thousands	Sep 30, 2025	Mar 31, 2025	Sep 30, 2025	Mar 31, 2025	Sep 30, 2025	Mar 31, 2025
OPERATIONS:
Net investment income (Note 6)	$2,158	$1,986	$7,366	$9,323	$30,760	$45,593
Net realized gains (losses)	9,184	14,696	21,182	50,648	(3,087)	(52,098)
Net change in unrealized appreciation (depreciation)	26,117	(9,002)	74,734	(33,040)	391,420	145,611
Net Increase (Decrease) in Net Assets Resulting from Operations	37,459	7,680	103,282	26,931	419,093	139,106
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Shares transactions	(6,058)	(12,139)	25,744	14,286	60,504	142,200
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(6,058)	(12,139)	25,744	14,286	60,504	142,200
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	—	(1,199)	—	(59,344)	—	(52,272)
Total Distributions to Shares Shareholders	—	(1,199)	—	(59,344)	—	(52,272)
Total Increase (Decrease) in Net Assets	31,401	(5,658)	129,026	(18,127)	479,597	229,034
NET ASSETS:
Beginning of period	153,282	158,940	468,536	486,663	1,847,827	1,618,793
End of period	$184,683	$153,282	$597,562	$468,536	$2,327,424	$1,847,827
See Notes to the Financial Statements.
EQUITY FUNDS 10 NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED September 30, 2025, (UNAUDITED) OR THE FISCAL YEAR ENDED March 31, 2025

Global Real Estate Index Fund		Global Tactical Asset Allocation Fund		Income Equity Fund		International Equity Fund
Sep 30, 2025	Mar 31, 2025	Sep 30, 2025	Mar 31, 2025	Sep 30, 2025	Mar 31, 2025	Sep 30, 2025	Mar 31, 2025

$15,872	$30,460	$968	$2,606	$2,075	$3,565	$2,393	$3,974
74,343	(10,607)	453	4,765	13,674	11,522	9,323	7,346
(20,883)	13,439	6,850	(2,578)	24,917	1,495	15,187	(103)
69,332	33,292	8,271	4,793	40,666	16,582	26,903	11,217

(417,061)	125,930	(6,154)	(16,403)	(61)	52,023	(51)	(6,908)
(417,061)	125,930	(6,154)	(16,403)	(61)	52,023	(51)	(6,908)

(14,683)	(30,797)	(869)	(2,614)	(2,142)	(12,043)	—	(5,867)
(14,683)	(30,797)	(869)	(2,614)	(2,142)	(12,043)	—	(5,867)
(362,412)	128,425	1,248	(14,224)	38,463	56,562	26,852	(1,558)

1,116,774	988,349	77,208	91,432	226,382	169,820	138,111	139,669
$754,362	$1,116,774	$78,456	$77,208	$264,845	$226,382	$164,963	$138,111
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  11 EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS continued

	International Equity Index Fund		Large Cap Core Fund		Large Cap Value Fund
Amounts in thousands	Sep 30, 2025	Mar 31, 2025	Sep 30, 2025	Mar 31, 2025	Sep 30, 2025	Mar 31, 2025
OPERATIONS:
Net investment income (Note 6)	$102,761	$142,004	$1,886	$3,046	$616	$1,098
Net realized gains (losses)	22,944	50,287	14,557	25,381	1,237	4,071
Net change in unrealized appreciation (depreciation)	773,924	67,938	46,701	(5,295)	4,405	(2,205)
Net Increase (Decrease) in Net Assets Resulting from Operations	899,629	260,229	63,144	23,132	6,258	2,964
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Shares transactions	185,877	23,887	1,296	(2,469)	(2,953)	(894)
Net increase (decrease) in net assets resulting from Class K transactions	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from Class I transactions	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	185,877	23,887	1,296	(2,469)	(2,953)	(894)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	—	(171,276)	(1,884)	(25,262)	—	(4,617)
Total Distributions to Shares Shareholders	—	(171,276)	(1,884)	(25,262)	—	(4,617)
DISTRIBUTIONS TO CLASS K SHAREHOLDERS:
Distributable earnings	—	—	—	—	—	—
Total Distributions to Class K Shareholders	—	—	—	—	—	—
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
Distributable earnings	—	—	—	—	—	—
Total Distributions to Class I Shareholders	—	—	—	—	—	—
Total Increase (Decrease) in Net Assets	1,085,506	112,840	62,556	(4,599)	3,305	(2,547)
NET ASSETS:
Beginning of period	5,007,172	4,894,332	281,331	285,930	62,580	65,127
End of period	$6,092,678	$5,007,172	$343,887	$281,331	$65,885	$62,580
See Notes to the Financial Statements.
EQUITY FUNDS 12 NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED September 30, 2025, (UNAUDITED) OR THE FISCAL YEAR ENDED March 31, 2025

Mid Cap Index Fund		Multi-Manager Global Listed Infrastructure Fund		Multi-Manager Global Real Estate Fund		Small Cap Core Fund
Sep 30, 2025	Mar 31, 2025	Sep 30, 2025	Mar 31, 2025	Sep 30, 2025	Mar 31, 2025	Sep 30, 2025	Mar 31, 2025

$13,973	$29,362	$16,561	$26,009	$1,348	$2,368	$2,175	$3,922
40,019	138,747	27,977	27,493	666	4,356	32,684	72,060
176,430	(222,302)	55,788	26,090	3,540	(7,071)	21,551	(92,678)
230,422	(54,193)	100,326	79,592	5,554	(347)	56,410	(16,696)

(98,410)	19,356	2,130	(160,188)	(14,584)	(28,234)	—	—
—	—	—	—	—	—	5,717	(68,595)
—	—	—	—	—	—	(53,025)	16,662
(98,410)	19,356	2,130	(160,188)	(14,584)	(28,234)	(47,308)	(51,933)

—	(186,532)	(16,039)	(33,377)	(951)	(2,738)	—	—
—	(186,532)	(16,039)	(33,377)	(951)	(2,738)	—	—

—	—	—	—	—	—	—	(27,569)
—	—	—	—	—	—	—	(27,569)

—	—	—	—	—	—	—	(34,616)
—	—	—	—	—	—	—	(34,616)
132,012	(221,369)	86,417	(113,973)	(9,981)	(31,319)	9,102	(130,814)

1,918,728	2,140,097	854,743	968,716	95,034	126,353	353,784	484,598
$2,050,740	$1,918,728	$941,160	$854,743	$85,053	$95,034	$362,886	$353,784
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  13 EQUITY FUNDS

EQUITY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS continued

	Small Cap Index Fund		Small Cap Value Fund		Stock Index Fund
Amounts in thousands	Sep 30, 2025	Mar 31, 2025	Sep 30, 2025	Mar 31, 2025	Sep 30, 2025	Mar 31, 2025
OPERATIONS:
Net investment income (Note 6)	$8,898	$14,766	$6,557	$11,164	$97,150	$192,425
Net realized gains (losses)	33,445	42,539	159,595	252,138	211,758	204,847
Net change in unrealized appreciation (depreciation)	196,020	(105,303)	(79,165)	(287,731)	2,507,258	711,256
Net Increase (Decrease) in Net Assets Resulting from Operations	238,363	(47,998)	86,987	(24,429)	2,816,166	1,108,528
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Shares transactions	1,769	72,629	(196,973)	51,967	(90,731)	526,653
Net increase (decrease) in net assets resulting from Class K transactions	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from Class I transactions	—	—	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	1,769	72,629	(196,973)	51,967	(90,731)	526,653
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	—	(81,260)	—	(349,822)	(95,618)	(389,612)
Total Distributions to Shares Shareholders	—	(81,260)	—	(349,822)	(95,618)	(389,612)
DISTRIBUTIONS TO CLASS K SHAREHOLDERS:
Distributable earnings	—	—	—	—	—	—
Total Distributions to Class K Shareholders	—	—	—	—	—	—
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
Distributable earnings	—	—	—	—	—	—
Total Distributions to Class I Shareholders	—	—	—	—	—	—
Total Increase (Decrease) in Net Assets	240,132	(56,629)	(109,986)	(322,284)	2,629,817	1,245,569
NET ASSETS:
Beginning of period	1,126,830	1,183,459	782,738	1,105,022	14,536,266	13,290,697
End of period	$1,366,962	$1,126,830	$672,752	$782,738	$17,166,083	$14,536,266

(1)	Formerly known as the Global Sustainability Index Fund.
See Notes to the Financial Statements.
EQUITY FUNDS 14 NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED September 30, 2025, (UNAUDITED) OR THE FISCAL YEAR ENDED March 31, 2025

U.S. Quality ESG Fund		World Selection Index Fund	World Selection Index Fund(1)
Sep 30, 2025	Mar 31, 2025	Sep 30, 2025	Mar 31, 2025

$2,111	$5,000	$15,309	$29,472
42,306	20,733	74,784	76,219
36,006	(2,086)	279,308	(35,244)
80,423	23,647	369,401	70,447

—	—	—	—
(151,751)	(6,584)	(249,021)	142,748
(1,763)	27,432	(68,503)	(389,092)
(153,514)	20,848	(317,524)	(246,344)

—	—	—	—
—	—	—	—

(1,813)	(7,161)	—	(51,868)
(1,813)	(7,161)	—	(51,868)

(256)	(670)	—	(52,300)
(256)	(670)	—	(52,300)
(75,160)	36,664	51,877	(280,065)

492,336	455,672	1,866,489	2,146,554
$417,176	$492,336	$1,918,366	$1,866,489
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  15 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS

Active M Emerging Markets Equity Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$15.09	$14.57	$13.40	$15.38	$22.17	$14.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.22	0.19	0.20	0.22	0.24 (1)	0.15 (2)
Net realized and unrealized gains (losses)	3.56	0.45	1.22	(2.09)	(2.11)	8.93 (3)
Total from Investment Operations	3.78	0.64	1.42	(1.87)	(1.87)	9.08
LESS DISTRIBUTIONS PAID:
From net investment income(4)	—	(0.12)	(0.25)	(0.11)	(0.36)	(0.20)
From net realized gains	—	—	—	—	(4.56)	(1.32)
Total Distributions Paid	—	(0.12)	(0.25)	(0.11)	(4.92)	(1.52)
Net Asset Value, End of Period	$18.87	$15.09	$14.57	$13.40	$15.38	$22.17
Total Return(5)	25.05%	4.40%	10.74%	(12.09)%(6)	(9.64)%	62.55%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$184,683	$153,282	$158,940	$173,307	$313,365	$438,809
Ratio to average net assets of:(7)
Expenses, net of reimbursements and credits(8)	1.11%(9)	1.11%(9)	1.11%(9)	1.10%	1.10%	1.10%
Expenses, before reimbursements and credits	1.36%	1.33%	1.41%	1.30%	1.26%	1.25%
Net investment income, net of reimbursements and credits(8)	2.60%(9)	1.23%(9)	1.45%(9)	1.45%	1.01%	0.72%
Net investment income, before reimbursements and credits	2.35%	1.01%	1.15%	1.25%	0.85%	0.57%
Portfolio Turnover Rate	39.34%	121.70%	97.82%	115.02%	99.51%	134.29%

(1)	The Northern Trust Company reimbursed the Fund approximately $14,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.
(2)	The Northern Trust Company reimbursed the Fund approximately $41,000. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 62.53%.
(3)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $3,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return.
(4)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(5)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.
(7)	Annualized for periods less than one year.
(8)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $6,000, $13,000, $10,000, $10,000, less than $1,000 and approximately $10,000, representing less than 0.01 percent of average net assets for the six months ended September 30, 2025 and for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and
2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(9)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
EQUITY FUNDS 16 NORTHERN FUNDS SEMIANNUAL REPORT

Active M International Equity Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$11.46	$12.41	$11.34	$11.45	$12.81	$8.09
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	0.25	0.24	0.21	0.16 (1)	0.13 (2)
Net realized and unrealized gains (losses)	2.22	0.38	1.63	(0.16)	(0.21)	4.69 (3)
Total from Investment Operations	2.39	0.63	1.87	0.05	(0.05)	4.82
LESS DISTRIBUTIONS PAID:
From net investment income(4)	—	(0.29)	(0.37)	(0.16)	(0.20)	(0.10)
From net realized gains	—	(1.29)	(0.43)	—	(1.11)	—
Total Distributions Paid	—	(1.58)	(0.80)	(0.16)	(1.31)	(0.10)
Net Asset Value, End of Period	$13.85	$11.46	$12.41	$11.34	$11.45	$12.81
Total Return(5)	20.86%	6.13%	17.10%	0.55%	(1.04)%	59.61%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$597,562	$468,536	$486,663	$479,178	$584,015	$683,128
Ratio to average net assets of:(6)
Expenses, net of reimbursements and credits(7)	0.84%(8)	0.85%(8)	0.85%(8)	0.85%	0.84%	0.85%
Expenses, before reimbursements and credits	0.92%	0.94%	0.93%	0.93%	0.90%	0.92%
Net investment income, net of reimbursements and credits(7)	2.71%(8)	1.94%(8)	1.81%(8)	1.66%	1.10%	0.93%
Net investment income, before reimbursements and credits	2.63%	1.85%	1.73%	1.58%	1.04%	0.86%
Portfolio Turnover Rate	28.74%	39.23%	37.54%	51.69%	41.19%	51.34%

(1)	The Northern Trust Company reimbursed the Fund approximately $20,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(2)	The Northern Trust Company reimbursed the Fund approximately $26,000. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 59.59%.
(3)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $6,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return.
(4)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(5)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.
(7)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $23,000, $39,000, $34,000, $23,000, less than $1,000 and approximately $17,000, representing less than 0.01 percent of average net assets for the six months ended September 30, 2025 and for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and
2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(8)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  17 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

Emerging Markets Equity Index Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$11.55	$10.97	$10.64	$12.15	$14.32	$9.25
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.19	0.30	0.30	0.34	0.29 (1)	0.20 (2)
Net realized and unrealized gains (losses)	2.56	0.61	0.44	(1.60)	(2.08)	5.20
Total from Investment Operations	2.75	0.91	0.74	(1.26)	(1.79)	5.40
LESS DISTRIBUTIONS PAID:
From net investment income(3)	—	(0.33)	(0.41)	(0.25)	(0.38)	(0.33)
Total Distributions Paid	—	(0.33)	(0.41)	(0.25)	(0.38)	(0.33)
Net Asset Value, End of Period	$14.30	$11.55	$10.97	$10.64	$12.15	$14.32
Total Return(4)	23.81%	8.41%	7.17%	(10.30)%(5)	(12.69)%	58.51%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,327,424	$1,847,827	$1,618,793	$1,515,201	$1,949,107	$2,412,779
Ratio to average net assets of:(6)
Expenses, net of reimbursements and credits	0.15%(7)	0.15%(7)	0.14%(7)	0.22%(8)	0.30%(8)	0.30%(8)
Expenses, before reimbursements and credits	0.26%	0.27%	0.29%	0.33%	0.34%	0.34%
Net investment income, net of reimbursements and credits	3.15%(7)	2.54%(7)	2.67%(7)	3.10%(8)	2.18%(8)	1.76%(8)
Net investment income, before reimbursements and credits	3.04%	2.42%	2.52%	2.99%	2.14%	1.72%
Portfolio Turnover Rate	18.28%	12.17%	44.18%	57.68%	20.35%	74.68%

(1)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $10,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return.
(2)	The Northern Trust Company reimbursed the Fund approximately $151,000. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 58.44%.
(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(4)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	The Northern Trust Company reimbursed the Fund approximately $5,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(6)	Annualized for periods less than one year.
(7)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(8)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $15,000, $1,000 and $21,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2023, 2022 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
EQUITY FUNDS 18 NORTHERN FUNDS SEMIANNUAL REPORT

Global Real Estate Index Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$9.64	$9.51	$8.97	$11.62	$10.67	$8.22
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12	0.29	0.28	0.26	0.24 (1)	0.04
Net realized and unrealized gains (losses)	0.78	0.12	0.50	(2.67)	1.03	2.64
Total from Investment Operations	0.90	0.41	0.78	(2.41)	1.27	2.68
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.19)	(0.28)	(0.24)	(0.15)	(0.32)	(0.23)
Return of capital	—	—	—	(0.09)	—	—
Total Distributions Paid	(0.19)	(0.28)	(0.24)	(0.24)	(0.32)	(0.23)
Net Asset Value, End of Period	$10.35	$9.64	$9.51	$8.97	$11.62	$10.67
Total Return(3)	9.36%	4.37%	8.85%	(20.74)%(4)	11.84%	33.25%(5)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$754,362	$1,116,774	$988,349	$998,910	$1,492,882	$1,432,173
Ratio to average net assets of:(6)
Expenses, net of reimbursements and credits(7)	0.47%(8)	0.47%(8)	0.47%(8)	0.47%	0.48%	0.48%
Expenses, before reimbursements and credits	0.50%	0.48%	0.48%	0.49%	0.48%	0.48%
Net investment income, net of reimbursements and credits(7)	3.65%(8)	2.89%(8)	3.18%(8)	2.96%	2.23%	2.55%
Net investment income, before reimbursements and credits	3.62%	2.88%	3.17%	2.94%	2.23%	2.55%
Portfolio Turnover Rate	2.05%	8.98%	5.96%	7.48%	5.75%	7.27%

(1)	The Northern Trust Company reimbursed the Fund approximately $7,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	The Northern Trust Company reimbursed the Fund approximately $10,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(5)	During the fiscal year ended March 31, 2021, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 33.11%.
(6)	Annualized for periods less than one year.
(7)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $10,000, $26,000, $30,000, $18,000, $1,000 and $8,000, representing less than 0.01 percent of average net assets for the six months ended September 30, 2025 and for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and 2021, respectively.
Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(8)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  19 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

Global Tactical Asset Allocation Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$12.98	$12.64	$11.92	$13.68	$13.74	$11.11
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	0.42	0.44	0.38	0.33 (1)	0.31
Net realized and unrealized gains (losses)	1.28	0.34	0.72	(1.26)	0.22	3.18
Total from Investment Operations	1.45	0.76	1.16	(0.88)	0.55	3.49
LESS DISTRIBUTIONS PAID:
From net investment income	(0.15)	(0.42)	(0.44)	(0.37)	(0.31)	(0.32)
From net realized gains	—	—	—	(0.51)	(0.30)	(0.54)
Total Distributions Paid	(0.15)	(0.42)	(0.44)	(0.88)	(0.61)	(0.86)
Net Asset Value, End of Period	$14.28	$12.98	$12.64	$11.92	$13.68	$13.74
Total Return(2)	11.26%	6.04%	9.95%	(6.27)%	3.92%	31.94%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$78,456	$77,208	$91,432	$101,835	$128,119	$120,727
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.26%(5)(6)	0.26%(5)(6)	0.27%(5)(6)	0.26%(6)	0.26%	0.26%(6)
Expenses, before reimbursements and credits(4)	0.43%	0.43%	0.40%	0.39%	0.39%	0.40%
Net investment income, net of reimbursements and credits	2.50%(5)(6)	3.16%(5)(6)	3.58%(5)(6)	3.01%(6)	2.45%	2.32%(6)
Net investment income, before reimbursements and credits	2.33%	2.99%	3.45%	2.88%	2.32%	2.18%
Portfolio Turnover Rate	16.02%	94.22%	38.30%	34.86%	60.88%	50.89%

(1)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(2)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)	Expense ratios reflect only the direct expenses of the Fund and not any expenses associated with the underlying funds.
(5)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(6)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $3,000, $3,000, $1,000, less than $1,000, and approximately $1,000, representing less than 0.01 percent of average net assets for the six months ended September 30, 2025 and for the fiscal years ended March 31, 2025, 2024, 2023,  and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
EQUITY FUNDS 20 NORTHERN FUNDS SEMIANNUAL REPORT

Income Equity Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$16.22	$15.67	$13.26	$15.07	$14.81	$10.42
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15	0.29	0.30	0.28	0.19	0.20
Net realized and unrealized gains (losses)	2.85	1.26	3.10	(1.33)	2.24	5.28
Total from Investment Operations	3.00	1.55	3.40	(1.05)	2.43	5.48
LESS DISTRIBUTIONS PAID:
From net investment income	(0.16)	(0.29)	(0.31)	(0.28)	(0.18)	(0.25)
From net realized gains	—	(0.71)	(0.68)	(0.48)	(1.99)	(0.84)
Total Distributions Paid	(0.16)	(1.00)	(0.99)	(0.76)	(2.17)	(1.09)
Net Asset Value, End of Period	$19.06	$16.22	$15.67	$13.26	$15.07	$14.81
Total Return(1)	18.56%	9.82%	26.54%	(6.78)%	16.31%	53.57%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$264,845	$226,382	$169,820	$138,543	$164,466	$149,908
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.49%(4)	0.49%(4)	0.49%(4)	0.66%	1.01%	1.01%
Expenses, before reimbursements and credits	0.63%	0.64%	0.63%	0.80%	1.16%	1.18%
Net investment income, net of reimbursements and credits(3)	1.74%(4)	1.78%(4)	2.14%(4)	2.10%	1.18%	1.51%
Net investment income, before reimbursements and credits	1.60%	1.63%	2.00%	1.96%	1.03%	1.34%
Portfolio Turnover Rate	25.37%	21.52%	25.40%	34.87%	30.55%	27.94%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $3,000, $8,000, $3,000, $1,000, $1,000 and $1,000, representing less than 0.01 percent of average net assets for the six months ended September 30, 2025 and for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(4)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  21 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

International Equity Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$10.64	$10.24	$9.42	$9.70	$9.68	$7.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	0.30	0.29	0.29	0.25 (1)	0.45
Net realized and unrealized gains (losses)	1.88	0.54	1.10	(0.31)	0.10	2.63
Total from Investment Operations	2.06	0.84	1.39	(0.02)	0.35	3.08
LESS DISTRIBUTIONS PAID:
From net investment income(2)	—	(0.44)	(0.57)	(0.26)	(0.33)	(0.54)
Total Distributions Paid	—	(0.44)	(0.57)	(0.26)	(0.33)	(0.54)
Net Asset Value, End of Period	$12.70	$10.64	$10.24	$9.42	$9.70	$9.68
Total Return(3)	19.36%	8.62%	15.07%	(0.02)%	3.49%	43.53%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$164,963	$138,111	$139,669	$124,062	$124,543	$106,032
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	0.50%(5)(6)	0.51%(5)(6)	0.51%(5)(6)	0.51%(6)	0.51%	0.52%(6)
Expenses, before reimbursements and credits	0.64%	0.65%	0.65%	0.65%	0.65%	0.75%
Net investment income, net of reimbursements and credits	3.13%(5)(6)	2.85%(5)(6)	3.01%(5)(6)	3.28%(6)	2.91%	2.73%(6)
Net investment income, before reimbursements and credits	2.99%	2.71%	2.87%	3.14%	2.77%	2.50%
Portfolio Turnover Rate	37.61%	49.68%	47.19%	46.55%	41.96%	63.81%

(1)	The Northern Trust Company reimbursed the Fund approximately $5,000. The reimbursements represent less than $0.01 per share. Without these reimbursements, the total return would have been 3.48%.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.
(5)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(6)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $1,000, $1,000, $2,000, $1,000, and $1,000, representing less than 0.01 percent of average net assets for the six months ended September 30, 2025 and for the fiscal years ended March 31, 2025, 2024, 2023, and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
EQUITY FUNDS 22 NORTHERN FUNDS SEMIANNUAL REPORT

International Equity Index Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$14.91	$14.65	$13.13	$13.50	$13.92	$9.84
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.30	0.42	0.43	0.40	0.37 (1)	0.28
Net realized and unrealized gains (losses)	2.21	0.35	1.56	(0.44)	(0.33)	4.08
Total from Investment Operations	2.51	0.77	1.99	(0.04)	0.04	4.36
LESS DISTRIBUTIONS PAID:
From net investment income(2)	—	(0.51)	(0.47)	(0.33)	(0.46)	(0.28)
Total Distributions Paid	—	(0.51)	(0.47)	(0.33)	(0.46)	(0.28)
Net Asset Value, End of Period	$17.42	$14.91	$14.65	$13.13	$13.50	$13.92
Total Return(3)	16.83%	5.55%	15.38%	(0.11)%	0.13%	44.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$6,092,678	$5,007,172	$4,894,332	$4,479,806	$4,851,381	$5,379,675
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits	0.10%(5)	0.10%(5)	0.10%(5)	0.17%(6)	0.24%	0.24%(6)
Expenses, before reimbursements and credits	0.15%	0.16%	0.16%	0.20%	0.24%	0.24%
Net investment income, net of reimbursements and credits	3.62%(5)	2.85%(5)	3.06%(5)	3.20%(6)	2.61%	2.26%(6)
Net investment income, before reimbursements and credits	3.57%	2.79%	3.00%	3.17%	2.61%	2.26%
Portfolio Turnover Rate	9.44%	19.42%	21.42%	20.88%	20.76%	21.26%

(1)	The Northern Trust Company reimbursed the Fund approximately $6,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.
(5)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(6)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $6,000 and $12,000, representing less than 0.01 percent of average net assets for the fiscal years ended
March 31, 2023 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  23 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

Large Cap Core Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$27.25	$27.48	$22.78	$25.71	$25.24	$16.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	0.30	0.32	0.31	0.30	0.31
Net realized and unrealized gains (losses)	6.00	2.03	6.56	(2.16)	4.09	8.79
Total from Investment Operations	6.18	2.33	6.88	(1.85)	4.39	9.10
LESS DISTRIBUTIONS PAID:
From net investment income	(0.18)	(0.31)	(0.31)	(0.31)	(0.30)	(0.32)
From net realized gains	—	(2.25)	(1.87)	(0.77)	(3.62)	—
Total Distributions Paid	(0.18)	(2.56)	(2.18)	(1.08)	(3.92)	(0.32)
Net Asset Value, End of Period	$33.25	$27.25	$27.48	$22.78	$25.71	$25.24
Total Return(1)	22.74%	8.21%	31.46%	(7.00)%	17.18%	55.62%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$343,887	$281,331	$285,930	$242,606	$289,337	$270,545
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.45%(4)	0.45%(4)	0.45%(4)	0.45%	0.45%	0.45%
Expenses, before reimbursements and credits	0.55%	0.55%	0.55%	0.56%	0.55%	0.57%
Net investment income, net of reimbursements and credits(3)	1.23%(4)	1.04%(4)	1.27%(4)	1.35%	1.10%	1.47%
Net investment income, before reimbursements and credits	1.13%	0.94%	1.17%	1.24%	1.00%	1.35%
Portfolio Turnover Rate	27.96%	35.20%	44.46%	38.46%	44.93%	38.54%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $3,000, $6,000, $3,000, $3,000, less than $1,000 and approximately $2,000, representing less than
0.01 percent of average net assets for the six months ended September 30, 2025 and for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and
2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(4)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
EQUITY FUNDS 24 NORTHERN FUNDS SEMIANNUAL REPORT

Large Cap Value Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$20.71	$21.33	$18.61	$21.27	$20.39	$12.85
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.22	0.38	0.42	0.39	0.35	0.38
Net realized and unrealized gains (losses)	1.96	0.59	3.38	(1.49)	2.28	7.42
Total from Investment Operations	2.18	0.97	3.80	(1.10)	2.63	7.80
LESS DISTRIBUTIONS PAID:
From net investment income	—	(0.39)	(0.65)	(0.24)	(0.43)	(0.26)
From net realized gains	—	(1.20)	(0.43)	(1.32)	(1.32)	—
Total Distributions Paid	—	(1.59)	(1.08)	(1.56)	(1.75)	(0.26)
Net Asset Value, End of Period	$22.89	$20.71	$21.33	$18.61	$21.27	$20.39
Total Return(1)	10.53%	4.75%	21.04%	(5.18)%	13.00%	61.02%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$65,885	$62,580	$65,127	$59,007	$67,714	$63,821
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.57%(3)(4)	0.57%(3)(4)	0.57%(3)(4)	0.56%(4)	0.57%	0.57%(4)
Expenses, before reimbursements and credits	0.77%	0.77%	0.76%	0.75%	0.80%	0.89%
Net investment income, net of reimbursements and credits	1.97%(3)(4)	1.71%(3)(4)	1.99%(3)(4)	1.99%(4)	1.55%	2.05%(4)
Net investment income, before reimbursements and credits	1.77%	1.51%	1.80%	1.80%	1.32%	1.73%
Portfolio Turnover Rate	43.20%	60.87%	38.42%	78.33%	75.05%	74.86%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $1,000, $2,000, $1,000, less than $1,000, and $1,000, representing less than 0.01 percent of average net assets for the six months ended September 30, 2025 and for the fiscal years ended March 31, 2025, 2024, 2023, and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  25 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

Mid Cap Index Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$19.44	$21.94	$19.23	$22.41	$23.76	$13.59
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15	0.31	0.33	0.32	0.28	0.26
Net realized and unrealized gains (losses)	2.29	(0.80)	3.98	(1.57)	0.80	10.91
Total from Investment Operations	2.44	(0.49)	4.31	(1.25)	1.08	11.17
LESS DISTRIBUTIONS PAID:
From net investment income	—	(0.32)	(0.34)	(0.30)	(0.25)	(0.26)
From net realized gains	—	(1.69)	(1.26)	(1.63)	(2.18)	(0.74)
Total Distributions Paid	—	(2.01)	(1.60)	(1.93)	(2.43)	(1.00)
Net Asset Value, End of Period	$21.88	$19.44	$21.94	$19.23	$22.41	$23.76
Total Return(1)	12.55%	(2.78)%	23.25%	(5.28)%	4.44%	83.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,050,740	$1,918,728	$2,140,097	$1,999,551	$2,439,401	$2,523,727
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.10%(3)	0.10%(3)	0.10%(3)	0.12%(4)	0.15%(4)	0.15%(4)
Expenses, before reimbursements and credits	0.16%	0.16%	0.16%	0.18%	0.19%	0.19%
Net investment income, net of reimbursements and credits	1.43%(3)	1.40%(3)	1.54%(3)	1.48%(4)	1.13%(4)	1.25%(4)
Net investment income, before reimbursements and credits	1.37%	1.34%	1.48%	1.42%	1.09%	1.21%
Portfolio Turnover Rate	7.44%	16.94%	21.60%	13.39%	15.17%	18.73%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled totaled approximately $15,000, $2,000 and $17,000, representing less than 0.01 percent of average net assets for the for the fiscal years ended March 31, 2023, 2022 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
EQUITY FUNDS 26 NORTHERN FUNDS SEMIANNUAL REPORT

Multi-Manager Global Listed Infrastructure Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$12.54	$11.87	$11.96	$13.02	$12.92	$10.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.25	0.39	0.32	0.26	0.32 (1)	0.21
Net realized and unrealized gains (losses)	1.26	0.71	(0.07)	(0.85)	1.10	2.47 (2)
Total from Investment Operations	1.51	1.10	0.25	(0.59)	1.42	2.68
LESS DISTRIBUTIONS PAID:
From net investment income(3)	(0.24)	(0.33)	(0.34)	(0.33)	(0.28)	(0.20)
From net realized gains	—	(0.10)	—	(0.14)	(1.04)	(0.04)
Total Distributions Paid	(0.24)	(0.43)	(0.34)	(0.47)	(1.32)	(0.24)
Net Asset Value, End of Period	$13.81	$12.54	$11.87	$11.96	$13.02	$12.92
Total Return(4)	12.10%	9.47%	2.17%	(4.43)%	11.46%	25.81%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$941,160	$854,743	$968,716	$987,476	$1,103,323	$1,167,594
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits(6)	0.96%(7)	0.96%(7)	0.96%(7)	0.96%	0.97%	0.96%
Expenses, before reimbursements and credits	1.01%	1.01%	1.01%	0.99%	0.97%	0.96%
Net investment income, net of reimbursements and credits(6)	3.71%(7)	2.72%(7)	2.72%(7)	2.27%	2.38%	1.78%
Net investment income, before reimbursements and credits	3.66%	2.67%	2.67%	2.24%	2.38%	1.78%
Portfolio Turnover Rate	31.40%	70.72%	48.35%	57.83%	62.31%	60.11%

(1)	The Northern Trust Company reimbursed the Fund approximately $13,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(2)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $5,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return.
(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(4)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	Annualized for periods less than one year.
(6)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $31,000, $65,000, $72,000, $57,000, $1,000 and $41,000, representing less than 0.01 percent of average net assets for the six months ended September 30, 2025 and for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and 2021, respectively.
Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(7)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  27 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

Multi-Manager Global Real Estate Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$10.21	$10.55	$10.02	$12.72	$11.37	$8.67
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	0.23	0.22	0.24	0.15 (1)	0.21
Net realized and unrealized gains (losses)	0.52	(0.32)	0.52	(2.74)	1.56	2.68 (2)
Total from Investment Operations	0.68	(0.09)	0.74	(2.50)	1.71	2.89
LESS DISTRIBUTIONS PAID:
From net investment income(3)	(0.12)	(0.25)	(0.21)	(0.20)	(0.20)	(0.19)
From net realized gains	—	—	—	—	(0.16)	—
Total Distributions Paid	(0.12)	(0.25)	(0.21)	(0.20)	(0.36)	(0.19)
Net Asset Value, End of Period	$10.77	$10.21	$10.55	$10.02	$12.72	$11.37
Total Return(4)	6.63%	(0.94)%	7.47%	(19.64)%	15.03%(5)	33.59%(6)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$85,053	$95,034	$126,353	$121,173	$204,893	$181,192
Ratio to average net assets of:(7)
Expenses, net of reimbursements and credits(8)	0.92%(9)	0.93%(9)	0.92%(9)	0.92%	0.91%	0.92%
Expenses, before reimbursements and credits	1.12%	1.08%	1.08%	1.06%	1.00%	1.04%
Net investment income, net of reimbursements and credits(8)	3.02%(9)	2.03%(9)	2.17%(9)	2.06%	1.20%	1.73%
Net investment income, before reimbursements and credits	2.82%	1.88%	2.01%	1.92%	1.11%	1.61%
Portfolio Turnover Rate	20.80%	57.69%	56.04%	59.41%	42.01%	81.36%

(1)	The Northern Trust Company reimbursed the Fund approximately $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(2)	The Fund received reimbursements from Northern Trust Investments, Inc. of approximately $1,000. The reimbursements represents less than $0.01 per share and had no effect on the Fund’s total return.
(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(4)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)	During the fiscal year ended March 31, 2022, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 14.55%.
(6)	During the fiscal year ended March 31, 2021, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 33.09%.
(7)	Annualized for periods less than one year.
(8)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $3,000, $10,000, $9,000, $7,000, less than $1,000 and approximately $6,000, representing less than
0.01 percent of average net assets for the six months ended September 30, 2025 and for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and
2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(9)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
EQUITY FUNDS 28 NORTHERN FUNDS SEMIANNUAL REPORT

Small Cap Core Fund	Class K
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	PERIOD ENDED Mar 31, 2021(1)
Net Asset Value, Beginning of Period	$23.31	$28.67	$25.40	$27.82	$32.58	$23.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	0.20	0.31	0.28	0.24	0.13
Net realized and unrealized gains (losses)	3.91	(1.00)	4.84	(2.53)	(0.33)	10.42
Total from Investment Operations	4.08	(0.80)	5.15	(2.25)	(0.09)	10.55
LESS DISTRIBUTIONS PAID:
From net investment income	—	(0.37)	(0.56)	(0.09)	(0.17)	(0.21)
From net realized gains	—	(4.19)	(1.32)	(0.08)	(4.50)	(1.22)
Total Distributions Paid	—	(4.56)	(1.88)	(0.17)	(4.67)	(1.43)
Net Asset Value, End of Period	$27.39	$23.31	$28.67	$25.40	$27.82	$32.58
Total Return(2)	17.50%	(4.00)%	20.74%	(8.08)%	(0.54)%	45.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$193,112	$159,816	$264,729	$240,538	$279,376	$287,618
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.40%(5)	0.47%(5)	0.49%(5)	0.49%	0.49%	0.49%
Expenses, before reimbursements and credits	0.46%	0.53%	0.54%	0.54%	0.54%	0.57%
Net investment income, net of reimbursements and credits(4)	1.30%(5)	0.99%(5)	1.12%(5)	1.13%	0.70%	0.67%(6)
Net investment income, before reimbursements and credits	1.24%	0.93%	1.07%	1.08%	0.65%	0.59%(6)
Portfolio Turnover Rate	14.38%	17.68%	15.33%	13.01%	15.47%	26.59%

(1)	For the period from July 30, 2020 (commencement of class operations) through March 31, 2021.
(2)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $5,000, $15,000, $12,000, $12,000, $1,000, and $1,000, representing less than 0.01 percent of average net assets for the six months ended September 30, 2025 and for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and for the period July
30, 2020 (commencement of class operations) to March 31, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(6)	As the Fund commenced operation of Class K shares on July 30, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  29 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued
Small Cap Core Fund	Class I
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	PERIOD ENDED Mar 31, 2021(1)
Net Asset Value, Beginning of Period	$23.29	$28.62	$25.37	$27.77	$32.56	$23.46
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.30	0.23	0.29	0.30	0.17	0.12
Net realized and unrealized gains (losses)	3.77	(1.07)	4.83	(2.56)	(0.30)	10.41
Total from Investment Operations	4.07	(0.84)	5.12	(2.26)	(0.13)	10.53
LESS DISTRIBUTIONS PAID:
From net investment income	—	(0.30)	(0.55)	(0.06)	(0.16)	(0.21)
From net realized gains	—	(4.19)	(1.32)	(0.08)	(4.50)	(1.22)
Total Distributions Paid	—	(4.49)	(1.87)	(0.14)	(4.66)	(1.43)
Net Asset Value, End of Period	$27.36	$23.29	$28.62	$25.37	$27.77	$32.56
Total Return(2)	17.48%	(4.12)%	20.62%	(8.18)%	(0.63)%	45.72%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$169,774	$193,968	$219,869	$193,854	$226,545	$254,387
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.50%(5)	0.57%(5)	0.59%(5)	0.59%	0.59%	0.59%
Expenses, before reimbursements and credits	0.56%	0.63%	0.64%	0.64%	0.64%	0.67%
Net investment income, net of reimbursements and credits(4)	1.18%(5)	0.91%(5)	1.02%(5)	1.03%	0.59%	0.57%(6)
Net investment income, before reimbursements and credits	1.12%	0.85%	0.97%	0.98%	0.54%	0.49%(6)
Portfolio Turnover Rate	14.38%	17.68%	15.33%	13.01%	15.47%	26.59%

(1)	For the period from July 30, 2020 (commencement of class operations) through March 31, 2021.
(2)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities.
The reimbursements totaled approximately $5,000, $17,000, $10,000, $10,000, $1,000 and $1,000, representing less than 0.01 percent of average net assets for the six months ended September 30, 2025 and for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and for the period July 30, 2020
(commencement of class operations) to March 31, 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(6)	As the Fund commenced operation of Class I shares on July 30, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.
See Notes to the Financial Statements.
EQUITY FUNDS 30 NORTHERN FUNDS SEMIANNUAL REPORT

Small Cap Index Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$12.60	$14.02	$11.96	$14.40	$17.24	$9.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.10	0.17	0.18	0.18	0.15	0.12
Net realized and unrealized gains (losses)	2.67	(0.65)	2.15	(1.88)	(1.10)	8.48
Total from Investment Operations	2.77	(0.48)	2.33	(1.70)	(0.95)	8.60
LESS DISTRIBUTIONS PAID:
From net investment income	—	(0.22)	(0.21)	(0.14)	(0.13)	(0.15)
From net realized gains	—	(0.72)	(0.06)	(0.60)	(1.76)	(0.39)
Total Distributions Paid	—	(0.94)	(0.27)	(0.74)	(1.89)	(0.54)
Net Asset Value, End of Period	$15.37	$12.60	$14.02	$11.96	$14.40	$17.24
Total Return(1)	21.98%	(4.06)%	19.59%	(11.68)%	(5.88)%	94.41%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,366,962	$1,126,830	$1,183,459	$1,163,077	$1,535,414	$1,606,895
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.10%	0.10%(3)	0.10%(3)	0.12%(4)	0.15%(4)	0.15%(4)
Expenses, before reimbursements and credits	0.16%	0.16%	0.16%	0.18%	0.19%	0.19%
Net investment income, net of reimbursements and credits	1.50%	1.21%(3)	1.34%(3)	1.38%(4)	0.88%(4)	0.93%(4)
Net investment income, before reimbursements and credits	1.44%	1.15%	1.28%	1.32%	0.84%	0.89%
Portfolio Turnover Rate	14.88%	20.51%	11.87%	13.66%	25.57%	20.62%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately, $4,000, $1,000 and $14,000, representing less than 0.01 percent of average net assets for the for the fiscal years ended March 31, 2023, 2022 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  31 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

Small Cap Value Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$12.23	$20.09	$18.10	$20.71	$23.46	$13.49
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15	0.22	0.22	0.22	0.18	0.20
Net realized and unrealized gains (losses)	1.63	(0.59)	3.13	(1.78)	0.56	10.15
Total from Investment Operations	1.78	(0.37)	3.35	(1.56)	0.74	10.35
LESS DISTRIBUTIONS PAID:
From net investment income	—	(0.18)	(0.30)	(0.16)	(0.19)	(0.22)
From net realized gains	—	(7.31)	(1.06)	(0.89)	(3.30)	(0.16)
Total Distributions Paid	—	(7.49)	(1.36)	(1.05)	(3.49)	(0.38)
Net Asset Value, End of Period	$14.01	$12.23	$20.09	$18.10	$20.71	$23.46
Total Return(1)	14.55%	(3.98)%	18.78%	(7.50)%	3.29%	77.32%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$672,752	$782,738	$1,105,022	$1,617,670	$2,293,215	$2,974,261
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.50%(4)	0.90%(4)	1.00%(4)	1.00%	1.00%	1.00%
Expenses, before reimbursements and credits	0.66%	1.04%	1.15%	1.13%	1.15%	1.13%
Net investment income, net of reimbursements and credits(3)	1.93%(4)	1.12%(4)	1.14%(4)	1.08%	0.69%	1.05%
Net investment income, before reimbursements and credits	1.77%	0.98%	0.99%	0.95%	0.54%	0.92%
Portfolio Turnover Rate	40.35%	26.80%	18.61%	13.25%	20.41%	27.79%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $24,000, $58,000, $85,000, $63,000, $3,000 and $59,000, representing less than 0.01 percent of average net assets for the six months ended September 30, 2025 and for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and 2021, respectively.
Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(4)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
EQUITY FUNDS 32 NORTHERN FUNDS SEMIANNUAL REPORT

Stock Index Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$56.87	$53.98	$43.69	$49.65	$44.44	$29.61
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.39	0.77	0.75	0.71	0.62	0.61
Net realized and unrealized gains (losses)	10.92	3.68	11.99	(4.72)	6.29	15.87
Total from Investment Operations	11.31	4.45	12.74	(4.01)	6.91	16.48
LESS DISTRIBUTIONS PAID:
From net investment income	(0.38)	(0.77)	(0.75)	(0.71)	(0.62)	(0.61)
From net realized gains	—	(0.79)	(1.70)	(1.24)	(1.08)	(1.04)
Total Distributions Paid	(0.38)	(1.56)	(2.45)	(1.95)	(1.70)	(1.65)
Net Asset Value, End of Period	$67.80	$56.87	$53.98	$43.69	$49.65	$44.44
Total Return(1)	19.93%	8.16%	29.82%	(7.82)%	15.51%(2)	56.22%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$17,166,083	$14,536,266	$13,290,697	$10,729,781	$12,467,719	$11,225,431
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.05%(4)	0.05%(4)	0.05%(4)	0.07%(5)	0.10%(5)	0.10%(5)
Expenses, before reimbursements and credits	0.10%	0.10%	0.09%	0.11%	0.13%	0.13%
Net investment income, net of reimbursements and credits	1.26%(4)	1.33%(4)	1.55%(4)	1.62%(5)	1.26%(5)	1.54%(5)
Net investment income, before reimbursements and credits	1.21%	1.28%	1.51%	1.58%	1.23%	1.51%
Portfolio Turnover Rate	1.86%	3.43%	2.74%	2.96%	3.11%	4.66%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	The Northern Trust Company reimbursed the Fund approximately $2,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.
(3)	Annualized for periods less than one year.
(4)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(5)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $39,000, $7,000 and $85,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2023, 2022 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  33 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. Quality ESG Fund	Class K
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	PERIOD ENDED Mar 31, 2021(1)
Net Asset Value, Beginning of Period	$20.02	$19.35	$15.30	$17.26	$16.12	$13.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.12	0.21	0.22	0.22	0.16	0.10
Net realized and unrealized gains (losses)	3.61	0.79	4.05	(1.58)	2.09	3.21
Total from Investment Operations	3.73	1.00	4.27	(1.36)	2.25	3.31
LESS DISTRIBUTIONS PAID:
From net investment income	(0.11)	(0.22)	(0.22)	(0.22)	(0.16)	(0.11)
From net realized gains	—	(0.11)	—	(0.38)	(0.95)	(0.08)
Total Distributions Paid	(0.11)	(0.33)	(0.22)	(0.60)	(1.11)	(0.19)
Net Asset Value, End of Period	$23.64	$20.02	$19.35	$15.30	$17.26	$16.12
Total Return(2)	18.66%	5.07%	28.06%	(7.70)%	13.71%	25.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$359,293	$441,622	$427,431	$375,837	$482,259	$298,204
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.39%(5)	0.39%(5)	0.39%(5)	0.39%	0.39%	0.39%
Expenses, before reimbursements and credits	0.44%	0.44%	0.44%	0.44%	0.44%	0.51%
Net investment income, net of reimbursements and credits(4)	0.92%(5)	1.02%(5)	1.27%(5)	1.37%	0.95%	1.06%(6)
Net investment income, before reimbursements and credits	0.87%	0.97%	1.22%	1.32%	0.90%	0.94%(6)
Portfolio Turnover Rate	10.85%	36.27%	36.53%	45.72%	29.11%	28.66%

(1)	For the period from July 30, 2020 (commencement of class operations) through March 31, 2021.
(2)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $5,000, $9,000, $6,000, $7,000, $3,000 and $3,000, representing less than 0.01 percent of average net assets for the six months ended September 30, 2025 and for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and for the period July 30, 2020
(commencement of class operations) to March 31, 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(6)	As the Fund commenced operation of Class K shares on July 30, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.
EQUITY FUNDS 34 NORTHERN FUNDS SEMIANNUAL REPORT

U.S. Quality ESG Fund	Class I
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	PERIOD ENDED Mar 31, 2021(1)
Net Asset Value, Beginning of Period	$19.98	$19.33	$15.28	$17.25	$16.12	$13.66
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.09	0.21	0.21	0.18	0.15	0.08
Net realized and unrealized gains (losses)	3.61	0.75	4.04	(1.56)	2.09	2.56
Total from Investment Operations	3.70	0.96	4.25	(1.38)	2.24	2.64
LESS DISTRIBUTIONS PAID:
From net investment income	(0.10)	(0.20)	(0.20)	(0.21)	(0.16)	(0.10)
From net realized gains	—	(0.11)	—	(0.38)	(0.95)	(0.08)
Total Distributions Paid	(0.10)	(0.31)	(0.20)	(0.59)	(1.11)	(0.18)
Net Asset Value, End of Period	$23.58	$19.98	$19.33	$15.28	$17.25	$16.12
Total Return(2)	18.56%	4.91%	28.01%	(7.79)%	13.62%	19.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$57,883	$50,714	$28,241	$18,181	$2,186	$83
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits	0.49%(4)(5)	0.49%(4)(5)	0.49%(4)(5)	0.49%(5)	0.49%	0.49%
Expenses, before reimbursements and credits	0.54%	0.54%	0.54%	0.55%	0.53%	0.61%
Net investment income, net of reimbursements and credits	0.81%(4)(5)	0.91%(4)(5)	1.17%(4)(5)	1.27%(5)	1.02%	0.91%(6)
Net investment income, before reimbursements and credits	0.76%	0.86%	1.12%	1.21%	0.98%	0.79%(6)
Portfolio Turnover Rate	10.85%	36.27%	36.53%	45.72%	29.11%	28.66%

(1)	For the period from August 21, 2020 (commencement of class operations) through March 31, 2021.
(2)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(5)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $1,000, $1,000, less than $1,000 and $1,000, representing less than 0.01 percent of average net assets for the six months ended September 30, 2025 and for the fiscal years ended March 31, 2025, 2024 and 2023, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(6)	As the Fund commenced operation of Class I shares on August 21, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  35 EQUITY FUNDS

EQUITY FUNDS

FINANCIAL HIGHLIGHTS continued

World Selection Index Fund	Class K
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	PERIOD ENDED Mar 31, 2021(1)
Net Asset Value, Beginning of Period	$21.86	$22.43	$17.92	$19.57	$18.67	$15.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	0.35	0.31	0.31	0.30 (2)	0.19
Net realized and unrealized gains (losses)	4.38	0.36	4.53	(1.64)	1.70	3.27
Total from Investment Operations	4.58	0.71	4.84	(1.33)	2.00	3.46
LESS DISTRIBUTIONS PAID:
From net investment income(3)	—	(0.39)	(0.33)	(0.26)	(0.28)	(0.29)
From net realized gains	—	(0.89)	—	(0.06)	(0.82)	(— )(4)
Total Distributions Paid	—	(1.28)	(0.33)	(0.32)	(1.10)	(0.29)
Net Asset Value, End of Period	$26.44	$21.86	$22.43	$17.92	$19.57	$18.67
Total Return(5)	20.95%	2.92%	27.20%	(6.67)%	10.48%	22.44%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$915,060	$973,823	$857,489	$736,028	$740,470	$513,860
Ratio to average net assets of:(6)
Expenses, net of reimbursements and credits(7)	0.24%(8)	0.24%(8)	0.24%(8)	0.24%	0.24%	0.25%
Expenses, before reimbursements and credits	0.24%	0.24%	0.24%	0.24%	0.24%	0.27%
Net investment income, net of reimbursements and credits(7)	1.60%(8)	1.46%(8)	1.67%(8)	1.86%	1.49%	1.62%(9)
Net investment income, before reimbursements and credits	1.60%	1.46%	1.67%	1.86%	1.49%	1.60%(9)
Portfolio Turnover Rate	3.81%	13.38%	15.57%	19.49%	8.31%	29.04%

(1)	For the period from July 30, 2020 (commencement of class operations) through March 31, 2021.
(2)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(4)	Per share amounts were less than $0.01 per share.
(5)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.
(7)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $9,000, $21,000, $28,000, $12,000, $1,000 and $2,000, representing less than 0.01 percent of average net assets for the six months ended September 30, 2025 and for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and for the period July
30, 2020 (commencement of class operations) to March 31, 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(8)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(9)	As the Fund commenced operation of Class K shares on July 30, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.
EQUITY FUNDS 36 NORTHERN FUNDS SEMIANNUAL REPORT

World Selection Index Fund	Class I
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	PERIOD ENDED Mar 31, 2021(1)
Net Asset Value, Beginning of Period	$21.85	$22.41	$17.91	$19.56	$18.66	$15.50
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21	0.44	0.24	0.29	0.23 (2)	0.19
Net realized and unrealized gains (losses)	4.36	0.26	4.58	(1.62)	1.77	3.26
Total from Investment Operations	4.57	0.70	4.82	(1.33)	2.00	3.45
LESS DISTRIBUTIONS PAID:
From net investment income(3)	—	(0.37)	(0.32)	(0.26)	(0.28)	(0.29)
From net realized gains	—	(0.89)	—	(0.06)	(0.82)	(— )(4)
Total Distributions Paid	—	(1.26)	(0.32)	(0.32)	(1.10)	(0.29)
Net Asset Value, End of Period	$26.42	$21.85	$22.41	$17.91	$19.56	$18.66
Total Return(5)	20.92%	2.91%	27.11%	(6.72)%	10.47%	22.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,003,306	$892,666	$1,289,065	$793,201	$732,245	$474,771
Ratio to average net assets of:(6)
Expenses, net of reimbursements and credits(7)	0.29%(8)	0.29%(8)	0.29%(8)	0.29%	0.29%	0.30%
Expenses, before reimbursements and credits	0.29%	0.29%	0.29%	0.29%	0.29%	0.31%
Net investment income, net of reimbursements and credits(7)	1.55%(8)	1.43%(8)	1.62%(8)	1.83%	1.48%	1.57%(9)
Net investment income, before reimbursements and credits	1.55%	1.43%	1.62%	1.83%	1.48%	1.56%(9)
Portfolio Turnover Rate	3.81%	13.38%	15.57%	19.49%	8.31%	29.04%

(1)	For the period from July 30, 2020 (commencement of class operations) through March 31, 2021.
(2)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(3)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(4)	Per share amounts were less than $0.01 per share.
(5)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(6)	Annualized for periods less than one year.
(7)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $8,000, $25,000, $34,000, $12,000, $1,000 and $2,000, representing less than 0.01 percent of average net assets for the six months ended September 30, 2025 and for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and for the period July
30, 2020 (commencement of class operations) to March 31, 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(8)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(9)	As the Fund commenced operation of Class I shares on July 30, 2020, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  37 EQUITY FUNDS

Schedule of Investments

ACTIVE M EMERGING MARKETS EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.6% (1)
Austria – 0.3%
Erste Group Bank A.G.	6,082	$595
Brazil – 5.2%
Ambev S.A. ADR†	672,706	1,500
Azzas 2154 S.A.*	128,745	731
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	17,400	432
Embraer S.A.	95,000	1,427
MercadoLibre, Inc.*	228	533
NU Holdings Ltd., Class A*	37,174	595
Petroleo Brasileiro S.A. - Petrobras ADR	59,900	758
Raia Drogasil S.A.	320,000	1,104
TIM S.A.	111,600	492
TOTVS S.A.*	144,200	1,237
Vale S.A. ADR	70,100	761
		9,570
Chile – 0.6%
Antofagasta PLC	27,400	1,021
China – 20.2%
Alibaba Group Holding Ltd.	119,500	2,679
Alibaba Group Holding Ltd. ADR	9,800	1,752
BYD Co. Ltd., Class H	108,000	1,532
China Construction Bank Corp., Class H	2,709,000	2,607
China Life Insurance Co. Ltd., Class H	548,000	1,562
China Merchants Bank Co. Ltd., Class H	76,000	457
Eastroc Beverage Group Co. Ltd., Class A	13,600	580
Full Truck Alliance Co. Ltd. ADR	75,300	977
Fuyao Glass Industry Group Co. Ltd., Class A	47,600	491
Haier Smart Home Co. Ltd., Class A	236,653	839
Hansoh Pharmaceutical Group Co. Ltd.	121,425	564
JD Health International, Inc.*	40,900	350
Kuaishou Technology	53,400	581
Laopu Gold Co. Ltd., Class H	4,160	380
Meituan, Class B*	79,820	1,068
PDD Holdings, Inc. ADR*	14,700	1,943
PICC Property & Casualty Co. Ltd., Class H	477,000	1,079
Pop Mart International Group Ltd.	11,800	403
Shangri-La Asia Ltd.	314,000	183
TAL Education Group ADR*	62,100	695
Tencent Holdings Ltd.	127,700	10,879
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.6% (1)continued
China – 20.2%continued
Tencent Music Entertainment Group ADR	24,490	$572
Topsports International Holdings Ltd.	711,256	289
Trip.com Group Ltd.	3,720	282
Want Want China Holdings Ltd.	1,036,740	705
WuXi AppTec Co. Ltd., Class H	75,600	1,156
Xiaomi Corp., Class B*	341,600	2,378
Zhejiang China Commodities City Group Co. Ltd., Class A	112,500	293
		37,276
Egypt – 0.7%
Commercial International Bank - Egypt (CIB)	626,535	1,322
Greece – 1.6%
Eurobank Ergasias Services and Holdings S.A.	399,200	1,536
National Bank of Greece S.A.	46,059	671
Piraeus Financial Holdings S.A.*	80,839	685
		2,892
Hong Kong – 0.9%
AIA Group Ltd.	53,700	515
Hong Kong Exchanges & Clearing Ltd.	20,900	1,188
		1,703
Hungary – 0.7%
OTP Bank Nyrt.	15,645	1,355
India – 10.6%
Bajaj Finance Ltd.	27,681	312
Bharat Electronics Ltd.	235,273	1,071
Bharti Airtel Ltd.	37,487	794
BSE Ltd.	8,597	198
Divi's Laboratories Ltd.	1,966	126
Dixon Technologies India Ltd.	2,506	461
DLF Ltd.	42,432	341
HDFC Bank Ltd.	386,544	4,141
Hero MotoCorp Ltd.	43,338	2,672
ICICI Bank Ltd.	95,449	1,448
Indian Hotels (The) Co. Ltd.	41,945	340
JK Cement Ltd.	11,900	844
Larsen & Toubro Ltd.	35,600	1,467
Mahindra & Mahindra Ltd.	15,506	599
MakeMyTrip Ltd.*	4,118	385
Max Healthcare Institute Ltd.	20,589	261
Reliance Industries Ltd.	20,140	309
See Notes to the Financial Statements.
EQUITY FUNDS 38 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.6% (1)continued
India – 10.6%continued
Siemens Energy India Ltd.*	9,961	$386
Tata Consultancy Services Ltd.	91,532	2,978
TVS Motor Co. Ltd.	13,455	522
		19,655
Indonesia – 1.4%
Astra International Tbk PT	3,713,554	1,289
Bank Central Asia Tbk PT	317,000	145
Telkom Indonesia Persero Tbk PT	6,026,900	1,111
		2,545
Macau – 0.2%
Galaxy Entertainment Group Ltd.	53,500	295
Malaysia – 0.5%
CIMB Group Holdings Bhd.	493,200	860
Mexico – 5.9%
America Movil S.A.B. de C.V. ADR	139,938	2,939
Cemex S.A.B. de C.V. ADR	82,900	745
Fomento Economico Mexicano S.A.B. de C.V. ADR	7,900	779
Grupo Financiero Banorte S.A.B. de C.V., Class O	173,304	1,741
Southern Copper Corp.	2,229	271
Wal-Mart de Mexico S.A.B. de C.V.	1,416,175	4,375
		10,850
Peru – 3.4%
Cia de Minas Buenaventura S.A.A. ADR	70,953	1,726
Credicorp Ltd.	16,998	4,526
		6,252
Saudi Arabia – 0.9%
Al Rajhi Bank	48,947	1,398
Elm Co.	1,355	324
		1,722
Singapore – 0.7%
Grab Holdings Ltd., Class A*	52,800	318
Sea Ltd. ADR*	5,243	937
		1,255
South Africa – 6.6%
Bid Corp. Ltd.	45,070	1,130
Bidvest Group Ltd.	131,627	1,615
Capitec Bank Holdings Ltd.	1,880	379
Clicks Group Ltd.	13,614	278
FirstRand Ltd.	136,900	616
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.6% (1)continued
South Africa – 6.6%continued
Impala Platinum Holdings Ltd.	94,995	$1,218
MTN Group Ltd.	101,000	850
Naspers Ltd., Class N*	2,887	1,049
Standard Bank Group Ltd.	96,491	1,322
Truworths International Ltd.	20,056	63
Valterra Platinum Ltd.	51,784	3,697
		12,217
South Korea – 12.7%
Coupang, Inc.*	8,300	267
Hanwha Aerospace Co. Ltd.	2,121	1,673
HD Hyundai Electric Co. Ltd.	1,652	689
HD Hyundai Heavy Industries Co. Ltd.	3,034	1,116
HD Hyundai Marine Solution Co. Ltd.	3,645	547
Hyundai Mobis Co. Ltd.	4,320	924
Hyundai Motor Co.	15,307	2,353
Hyundai Rotem Co. Ltd.	6,810	1,065
KB Financial Group, Inc.	6,481	535
NCSoft Corp.	6,532	1,008
Samsung Biologics Co. Ltd.*	553	394
Samsung Electro-Mechanics Co. Ltd.	4,497	624
Samsung Electronics Co. Ltd.	177,579	10,674
SK Hynix, Inc.	6,520	1,630
		23,499
Taiwan – 14.3%
Accton Technology Corp.	39,600	1,371
ASPEED Technology, Inc.	5,250	875
Delta Electronics, Inc.	35,000	981
Eclat Textile Co. Ltd.	73,000	1,054
Elite Material Co. Ltd.	12,000	487
Globalwafers Co. Ltd.	77,000	1,190
Hiwin Technologies Corp.	87,000	618
Hon Hai Precision Industry Co. Ltd.	518,096	3,692
MediaTek, Inc.	38,450	1,667
Taiwan Semiconductor Manufacturing Co. Ltd.	314,300	13,673
Yageo Corp.	132,000	739
		26,347
Thailand – 0.7%
Advanced Info Service PCL NVDR	47,900	430
CP ALL PCL (Registered)	654,000	954
		1,384
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  39 EQUITY FUNDS

Schedule of Investments

ACTIVE M EMERGING MARKETS EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.6% (1)continued
Turkey – 0.8%
Aselsan Elektronik Sanayi Ve Ticaret A.S.	109,539	$566
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A.S.	220,400	518
Yapi ve Kredi Bankasi A.S.*	516,000	421
		1,505
United Arab Emirates – 2.9%
Adnoc Gas PLC	1,105,000	1,066
Aldar Properties PJSC	99,714	257
Emaar Properties PJSC	1,153,140	4,099
		5,422
United Kingdom – 0.9%
Anglogold Ashanti PLC	23,300	1,639
United States – 0.9%
Tenaris S.A. ADR	46,221	1,653
Total Common Stocks
(Cost $129,004)		172,834

PREFERRED STOCKS – 2.7% (1)
Brazil – 2.7%
Banco Bradesco S.A.*	222,800	742
Gerdau S.A. ADR, 2.82%(2)	207,000	642
Itau Unibanco Holding S.A., 2.91%(2)	109,480	803
Itau Unibanco Holding S.A. ADR, 3.39%(2)	388,641	2,852
		5,039
India – 0.0%
TVS Motor Co. Ltd.(3) *	40,720	4
Total Preferred Stocks
(Cost $3,587)		5,043

INVESTMENT COMPANIES – 4.3%
iShares Core S&P 500 ETF	2,700	1,807
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.18%(4) (5) (6)	1,681,765	1,682
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(4) (5)	4,385,791	4,386
Total Investment Companies
(Cost $7,716)		7,875

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
4.12%, 11/28/25(7) (8)	$76	$76
Total Short-Term Investments
(Cost $75)		76

Total Investments – 100.6%
(Cost $140,382)		185,828
Liabilities less Other Assets – (0.6%)		(1,145)
Net Assets – 100.0%		$184,683

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of September 30, 2025 is disclosed.
(6)	Investment of securities lending cash collateral in connection with securities lending.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

ETF – Exchange-Traded Fund

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
See Notes to the Financial Statements.
EQUITY FUNDS 40 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
At September 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
MSCI Emerging Markets Index (United States Dollar)	46	$3,127	Long	12/25	$34

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
At September 30, 2025, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Information Technology	24.1%
Financials	20.8
Consumer Discretionary	14.1
Communication Services	10.6
Industrials	8.3
Materials	6.8
Consumer Staples	6.4
Real Estate	2.5
Energy	2.1
Health Care	1.4
Utilities	0.2
Short-Term Investments	3.3
Total Investments	100.6
Liabilities less Other Assets	(0.6)
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$9,570	$—	$—	$9,570
China	5,939	31,337	—	37,276
Egypt	1,322	—	—	1,322
India	385	19,270	—	19,655
Mexico	10,850	—	—	10,850
Peru	6,252	—	—	6,252
Singapore	1,255	—	—	1,255
South Korea	267	23,232	—	23,499
United Kingdom	1,639	—	—	1,639
United States	1,653	—	—	1,653
All Other Countries(1)	—	59,863	—	59,863
Total Common Stocks	39,132	133,702	—	172,834
Preferred Stocks:
Brazil	5,039	—	—	5,039
India	—	—	4	4
Total Preferred Stocks	5,039	—	4	5,043
Investment Companies	7,875	—	—	7,875
Short-Term Investments	—	76	—	76
Total Investments	$52,046	$133,778	$4	$185,828
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$34	$—	$—	$34

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  41 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0%
Australia – 1.3%
AMP Ltd.	298,495	$327
Aristocrat Leisure Ltd.	13,136	610
Bendigo & Adelaide Bank Ltd.	36,880	319
Charter Hall Group	29,094	439
Glencore PLC*	234,531	1,084
JB Hi-Fi Ltd.	7,079	542
Magellan Financial Group Ltd.	58,700	375
Medibank Pvt Ltd.	169,124	539
OceanaGold Corp.	43,004	918
Orica Ltd.	28,390	398
Paladin Energy Ltd.*	43,384	240
Ramelius Resources Ltd.	319,248	824
Rio Tinto Ltd.	3,570	289
Sandfire Resources Ltd.*	42,985	407
Technology One Ltd.	10,854	277
Ventia Services Group Pty. Ltd.	107,266	362
		7,950
Austria – 0.7%
ams-OSRAM A.G.*	18,620	262
BAWAG Group A.G.*	3,290	435
DO & CO A.G.	1,084	283
Erste Group Bank A.G.	23,403	2,288
Mondi PLC	66,290	918
		4,186
Belgium – 1.0%
Ageas S.A./N.V.	20,223	1,404
Anheuser-Busch InBev S.A./N.V.	31,036	1,856
Colruyt Group N.V	6,014	237
KBC Group N.V.	8,539	1,024
Proximus S.A.DP	40,258	352
Syensqo S.A.	13,383	1,086
Umicore S.A.	10,653	189
		6,148
Brazil – 1.9%
Ambev S.A.	483,376	1,096
Lojas Renner S.A.*	255,489	719
MercadoLibre, Inc.*	1,477	3,452
Natura Cosmeticos S.A.*	358,064	630
NU Holdings Ltd., Class A*	205,189	3,285
Telefonica Brasil S.A.*	239,685	1,532
Ultrapar Participacoes S.A.	159,362	658
		11,372
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% continued
Canada – 3.5%
Algonquin Power & Utilities Corp.	62,666	$337
Aritzia, Inc.*	5,376	325
Barrick Mining Corp.	93,924	3,085
Bird Construction, Inc.	6,268	136
Boardwalk Real Estate Investment Trust	7,384	367
Bombardier, Inc., Class B*	1,686	236
Boralex, Inc., Class A	10,882	213
Canadian Natural Resources Ltd.	67,160	2,148
Canadian Pacific Kansas City Ltd.	31,876	2,374
Canadian Pacific Kansas City Ltd. (New York Exchange)	48,557	3,617
Canadian Tire Corp. Ltd., Class A	3,515	418
Celestica, Inc.*	4,167	1,025
Constellation Software, Inc.	252	684
DPM Metals, Inc.	47,445	1,052
Enerflex Ltd.	29,882	322
Finning International, Inc.	12,726	591
Gildan Activewear, Inc.	5,018	290
Headwater Exploration, Inc.	59,354	320
Kinaxis, Inc.*	2,380	307
Lundin Gold, Inc.	5,936	385
Methanex Corp.	10,298	409
NuVista Energy Ltd.*	27,367	316
Royal Bank of Canada	2,010	296
Stantec, Inc.	6,912	745
Vermilion Energy, Inc.	34,389	269
Whitecap Resources, Inc.	80,666	616
		20,883
China – 1.7%
Alibaba Group Holding Ltd.	18,247	409
Baidu, Inc., Class A*	96,484	1,599
BOC Aviation Ltd.	59,500	533
China Mengniu Dairy Co. Ltd.	220,302	425
China Ruyi Holdings Ltd.*	672,000	257
Nexteer Automotive Group Ltd.	381,000	417
Tencent Holdings Ltd.	76,500	6,517
		10,157
Denmark – 1.4%
Ascendis Pharma A/S ADR*	1,593	317
Bavarian Nordic A/S*	6,766	244
FLSmidth & Co. A/S	4,465	314
ISS A/S	10,945	348
Jyske Bank A/S (Registered)	3,820	427
Netcompany Group A/S* †	5,075	193
See Notes to the Financial Statements.
EQUITY FUNDS 42 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% continued
Denmark – 1.4%continued
Novo Nordisk A/S, Class B	82,296	$4,542
Pandora A/S	2,146	281
ROCKWOOL A/S, Class B	6,380	238
Royal Unibrew A/S	4,333	331
Tryg A/S	35,144	893
		8,128
Finland – 0.5%
Konecranes OYJ	6,972	577
Nokia OYJ	305,066	1,462
Nordea Bank Abp	46,053	756
Orion OYJ, Class B	5,889	451
		3,246
France – 8.8%
Alstom S.A.*	182,421	4,793
Arkema S.A.	8,170	519
AXA S.A.	52,032	2,491
BNP Paribas S.A.	52,464	4,783
Capgemini S.E.	13,070	1,902
Carrefour S.A.	74,904	1,134
Cie de Saint-Gobain S.A.	38,197	4,161
Covivio S.A./France	5,406	365
Eiffage S.A.	3,836	493
Elis S.A.	17,306	501
Engie S.A.	99,971	2,144
Ipsen S.A.	2,016	271
Kering S.A.	20,763	6,919
Klepierre S.A.	14,755	575
LVMH Moet Hennessy Louis Vuitton S.E.	1,146	701
Orange S.A.	139,322	2,260
Renault S.A.	19,136	788
Safran S.A.	18,900	6,693
Societe Generale S.A.	80,952	5,385
Sopra Steria Group	1,860	356
SPIE S.A.	11,306	611
Technip Energies N.V.	11,583	545
TotalEnergies S.E.	44,444	2,712
Valeo S.E.	48,006	592
Vinci S.A.	3,804	530
Virbac S.A.CA	528	196
		52,420
Germany – 7.4%
Aumovio S.E.*	7,659	316
BASF S.E.	30,055	1,498
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% continued
Germany – 7.4%continued
Bechtle A.G.	5,893	$271
Bilfinger S.E.	3,362	370
Brenntag S.E.	5,438	326
Continental A.G.	10,641	702
CTS Eventim A.G. & Co. KGaA	3,111	305
Daimler Truck Holding A.G.	33,967	1,400
Deutsche Bank A.G. (Registered)	42,251	1,486
Deutsche Boerse A.G.	8,776	2,352
Deutsche Telekom A.G. (Registered)	65,902	2,245
E.ON S.E.	37,233	700
Evonik Industries A.G.	63,747	1,107
Freenet A.G.	11,903	381
Fresenius S.E. & Co. KGaA	43,222	2,407
GEA Group A.G.	3,898	288
Infineon Technologies A.G.	62,994	2,459
IONOS Group S.E.*	5,508	257
KION Group A.G.	3,803	257
Mercedes-Benz Group A.G.	9,306	585
Nordex S.E.*	12,774	328
Rheinmetall A.G.	1,258	2,928
RTL Group S.A.†	8,659	356
SAP S.E.	33,926	9,095
Scout24 S.E.	4,135	518
Siemens Energy A.G.*	80,948	9,465
SUSS MicroTec S.E.	5,193	185
TAG Immobilien A.G.	28,583	494
TeamViewer S.E.*	19,761	201
TUI A.G.*	49,152	448
Zalando S.E.*	13,814	424
		44,154
Greece – 0.1%
Eurobank Ergasias Services and Holdings S.A.	84,252	324
Guatemala – 0.1%
Millicom International Cellular S.A.	9,858	479
Hong Kong – 1.4%
AIA Group Ltd.	41,000	393
ASMPT Ltd.	74,268	783
CK Asset Holdings Ltd.	187,047	908
HKT Trust & HKT Ltd.	373,000	552
Prudential PLC	318,657	4,486
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  43 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% continued
Hong Kong – 1.4%continued
United Laboratories International Holdings (The) Ltd.	196,000	$378
WH Group Ltd.(1)	726,063	789
		8,289
India – 0.6%
Canara Bank	400,049	558
ICICI Bank Ltd. ADR	99,206	2,999
		3,557
Indonesia – 0.1%
Bank Negara Indonesia Persero Tbk PT	2,620,924	649
Ireland – 0.9%
AIB Group PLC	131,420	1,198
AIB Group PLC (Irish Stock Exchange)	451	4
AIB Group PLC (London Exchange)	139,802	1,263
Bank of Ireland Group PLC	103,295	1,697
Cairn Homes PLC	90,767	205
Glanbia PLC	46,137	760
		5,127
Israel – 0.2%
Bank Leumi Le-Israel B.M.	38,210	753
Nice Ltd.*	2,990	435
		1,188
Italy – 3.6%
Azimut Holding S.p.A.	12,324	478
Banca Monte dei Paschi di Siena S.p.A.	45,533	404
BPER Banca SPA	196,665	2,185
Coca-Cola HBC A.G. - CDI*	7,652	361
De' Longhi S.p.A.	7,208	261
Enel S.p.A.	243,089	2,306
Eni S.p.A.	115,680	2,020
Ferrari N.V.	6,039	2,924
Iren S.p.A.	92,802	287
Lottomatica Group Spa	29,242	790
Maire S.p.A.	20,269	300
Prysmian S.p.A.	8,854	884
Recordati Industria Chimica e Farmaceutica S.p.A.	8,742	531
Reply S.p.A.	2,220	316
Ryanair Holdings PLC	9,210	269
UniCredit S.p.A.	92,067	6,990
Webuild S.p.A.	56,902	237
		21,543
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% continued
Ivory Coast – 0.2%
Endeavour Mining PLC	33,091	$1,390
Japan – 13.9%
ABC-Mart, Inc.	13,000	258
Alfresa Holdings Corp.	27,953	400
Alps Alpine Co. Ltd.	23,299	295
Amada Co. Ltd.	34,000	418
Anritsu Corp.	21,600	276
Anycolor, Inc.	11,000	418
Asahi Group Holdings Ltd.	48,700	584
Azbil Corp.	29,900	284
BIPROGY, Inc.	26,500	1,081
Chiba Bank (The) Ltd.	132,900	1,394
Chugai Pharmaceutical Co. Ltd.	7,600	336
Credit Saison Co. Ltd.	19,900	530
Daicel Corp.	34,000	310
Dai-ichi Life Holdings, Inc.	48,536	382
Dentsu Group, Inc.†	45,130	992
Dentsu Soken, Inc.	5,000	219
Ebara Corp.	17,800	406
Eisai Co. Ltd.	17,176	577
ENEOS Holdings, Inc.	57,900	368
FANUC Corp.	91,100	2,596
Food & Life Cos. Ltd.	7,700	404
Fuji Corp.	14,100	257
GS Yuasa Corp.	18,100	427
Hakuhodo DY Holdings, Inc.	51,100	410
Hino Motors Ltd.*	71,104	185
Honda Motor Co. Ltd.	158,142	1,625
Horiba Ltd.	9,600	812
Ibiden Co. Ltd.	8,200	496
INFRONEER Holdings, Inc.	27,900	290
Isuzu Motors Ltd.	10,551	133
Japan Airlines Co. Ltd.	29,023	586
Japan Hotel REIT Investment Corp.	325	196
Japan Post Insurance Co. Ltd.	51,490	1,458
JGC Holdings Corp.	48,350	493
Kandenko Co. Ltd.	16,900	463
Kaneka Corp.	6,200	176
Kinden Corp.	9,600	329
Kirin Holdings Co. Ltd.	24,223	355
Koito Manufacturing Co. Ltd.	68,150	1,031
Kubota Corp.	109,020	1,370
Kyoritsu Maintenance Co. Ltd.	9,600	208
Kyushu Electric Power Co., Inc.	4,700	47
See Notes to the Financial Statements.
EQUITY FUNDS 44 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% continued
Japan – 13.9%continued
Lion Corp.	24,100	$252
Mebuki Financial Group, Inc.	99,000	632
Meidensha Corp.	6,400	254
Mitsubishi Estate Co. Ltd.	81,260	1,871
Mitsubishi Gas Chemical Co., Inc.	36,230	646
Mitsubishi Heavy Industries Ltd.	231,100	6,039
Mitsubishi UFJ Financial Group, Inc.	49,900	790
Mitsui E&S Co. Ltd.	9,500	287
Mitsui Fudosan Co. Ltd.	74,100	809
Mitsui Kinzoku Co. Ltd.	7,600	589
Morinaga Milk Industry Co. Ltd.	10,900	255
Murata Manufacturing Co. Ltd.	116,000	2,201
NHK Spring Co. Ltd.	27,000	406
Nikon Corp.	35,876	417
Nintendo Co. Ltd.	55,700	4,772
Nippon Electric Glass Co. Ltd.	10,400	341
NIPPON EXPRESS HOLDINGS, Inc.	14,200	324
Nippon Television Holdings, Inc.	19,172	512
Nissan Chemical Corp.	9,900	359
Nissan Motor Co. Ltd.* †	243,448	597
Nissui Corp.	52,200	368
Nitto Boseki Co. Ltd.	8,500	377
Nomura Research Institute Ltd.	12,600	483
Obic Co. Ltd.	17,000	593
Ono Pharmaceutical Co. Ltd.	21,948	253
Open House Group Co. Ltd.	17,900	927
PAL GROUP Holdings Co. Ltd.	18,000	305
Park24 Co. Ltd.	20,600	263
Persol Holdings Co. Ltd.	716,120	1,307
Renesas Electronics Corp.	294,400	3,382
Resona Holdings, Inc.	176,147	1,793
Resorttrust, Inc.	25,100	319
Rinnai Corp.	23,658	560
Rohm Co. Ltd.	84,378	1,267
Round One Corp.	35,000	309
Sankyo Co. Ltd.	30,600	532
Sankyu, Inc.	4,600	252
Santen Pharmaceutical Co. Ltd.	25,300	280
Sanwa Holdings Corp.	18,400	527
Sawai Group Holdings Co. Ltd.	20,600	279
Secom Co. Ltd.	7,200	264
Sega Sammy Holdings, Inc.	20,010	421
SMC Corp.	7,800	2,387
Sompo Holdings, Inc.	47,500	1,467
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% continued
Japan – 13.9%continued
Sony Financial Group, Inc.*	31,800	$35
Sony Group Corp.	31,800	913
Stanley Electric Co. Ltd.	23,709	479
Subaru Corp.	48,862	1,001
Sugi Holdings Co. Ltd.	11,000	265
Sumitomo Bakelite Co. Ltd.	8,400	281
Sumitomo Heavy Industries Ltd.	20,763	499
Sumitomo Mitsui Financial Group, Inc.	44,900	1,257
Sumitomo Mitsui Trust Group, Inc.	64,384	1,868
Sumitomo Rubber Industries Ltd.	37,587	456
SWCC Corp.	5,700	299
T&D Holdings, Inc.	96,291	2,353
Taiheiyo Cement Corp.	21,731	564
Takeda Pharmaceutical Co. Ltd.	44,232	1,291
THK Co. Ltd.	15,806	437
Tohoku Electric Power Co., Inc.	23,200	169
Tokyo Ohka Kogyo Co. Ltd.	11,800	385
Tokyo Seimitsu Co. Ltd.	5,700	386
Tokyo Tatemono Co. Ltd.	16,300	326
Tokyu Fudosan Holdings Corp.	47,500	394
Toyo Suisan Kaisha Ltd.	12,400	887
Toyo Tire Corp.	16,600	440
Toyoda Gosei Co. Ltd.	15,000	373
Tsumura & Co.	8,600	211
Tsuruha Holdings, Inc.	49,955	800
Yamaguchi Financial Group, Inc.	34,000	414
Yamato Holdings Co. Ltd.	54,020	864
		82,790
Luxembourg – 0.1%
ArcelorMittal S.A.	22,388	809
Macau – 0.1%
MGM China Holdings Ltd.	158,800	339
Mexico – 0.3%
America Movil S.A.B. de C.V., Class B	1,417,695	1,488
Fresnillo PLC	14,464	459
		1,947
Netherlands – 5.8%
ABN AMRO Bank N.V. - C.V.A.	71,162	2,279
Adyen N.V.*	2,172	3,486
Akzo Nobel N.V.	37,715	2,686
ASM International N.V.	4,380	2,633
ASML Holding N.V.	605	590
ASML Holding N.V. (Registered)	5,501	5,325
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  45 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% continued
Netherlands – 5.8%continued
ASR Nederland N.V.	6,791	$462
BE Semiconductor Industries N.V.	2,501	375
Euronext N.V.	8,344	1,247
Heineken N.V.	26,448	2,066
ING Groep N.V.	146,736	3,824
Koninklijke Ahold Delhaize N.V.	10,673	432
Koninklijke Heijmans N.V	3,325	232
Koninklijke KPN N.V.	117,429	564
Koninklijke Philips N.V.	155,405	4,254
NN Group N.V.	39,311	2,776
Randstad N.V.	21,801	934
Wolters Kluwer N.V.	5,437	742
		34,907
Norway – 0.1%
Norsk Hydro ASA	20,264	137
Salmar ASA	4,794	257
		394
Pakistan – 0.0%
VEON Ltd. ADR*	5,238	285
Russia – 0.0%
Gazprom PJSC ADR(2) (3) *	54,380	—
LUKOIL PJSC ADR(2) (3) *	4,766	—
Mobile TeleSystems PJSC ADR(2) (3) *	64,508	—
Sberbank of Russia PJSC(2) (3)	186,456	—
		—
Singapore – 2.0%
DBS Group Holdings Ltd.	3,400	135
Keppel DC REIT	187,000	347
Oversea-Chinese Banking Corp. Ltd.	64,900	828
Sea Ltd. ADR*	47,184	8,433
Singapore Exchange Ltd.	39,800	511
United Overseas Bank Ltd.	45,000	1,207
UOL Group Ltd.	57,900	350
		11,811
South Africa – 0.5%
Anglo American PLC	21,914	825
MTN Group Ltd.	146,161	1,230
Old Mutual Ltd.	1,044,935	810
Scatec ASA*	23,540	232
Valterra Platinum Ltd.	2,545	182
		3,279
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% continued
South Korea – 3.9%
Classys, Inc.	9,382	$338
Coupang, Inc.*	138,497	4,460
Coway Co. Ltd.	4,721	331
Hankook Tire & Technology Co. Ltd.	9,799	269
Hugel, Inc.*	1,074	232
Hyosung Heavy Industries Corp.	544	525
Hyundai Mobis Co. Ltd.	5,828	1,246
Hyundai Rotem Co. Ltd.	2,938	460
IsuPetasys Co. Ltd.	6,698	344
JB Financial Group Co. Ltd.	15,202	248
KB Financial Group, Inc.	16,418	1,356
KIWOOM Securities Co. Ltd.	1,647	290
Kolmar Korea Co. Ltd.*	3,968	221
KT Corp. ADR	58,674	1,144
LEENO Industrial, Inc.	8,122	300
Netmarble Corp.	7,596	334
PharmaResearch Co. Ltd.	1,373	589
Poongsan Corp.	6,103	541
Samsung E&A Co. Ltd.	11,208	215
Samsung Electronics Co. Ltd.	73,324	4,407
Samsung Fire & Marine Insurance Co. Ltd.	1,994	641
Sanil Electric Co. Ltd.	3,791	299
Shinhan Financial Group Co. Ltd.	64,669	3,252
Silicon2 Co. Ltd.*	7,104	232
SK Telecom Co. Ltd.	27,526	1,065
		23,339
Spain – 0.7%
Amadeus IT Group S.A.	8,080	640
Bankinter S.A.	57,829	912
Indra Sistemas S.A.†	15,258	683
Industria de Diseno Textil S.A.	14,043	776
Logista Integral S.A.	7,598	258
Mapfre S.A.	125,007	594
Merlin Properties Socimi S.A.	35,475	538
		4,401
Sweden – 0.9%
Avanza Bank Holding AB	13,861	516
Hexagon AB, Class B	99,857	1,198
Loomis AB	7,528	322
NCC AB, Class B	13,790	317
SKF AB, Class B	59,099	1,475
Storskogen Group AB, Class B	184,513	189
See Notes to the Financial Statements.
EQUITY FUNDS 46 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% continued
Sweden – 0.9%continued
Telefonaktiebolaget LM Ericsson, Class B	148,399	$1,231
Wihlborgs Fastigheter AB	32,094	314
		5,562
Switzerland – 2.3%
ABB Ltd. (Registered)	10,803	779
Accelleron Industries A.G.	6,453	543
Adecco Group A.G. (Registered)	34,264	971
Avolta A.G.*	5,348	291
Belimo Holding A.G. (Registered)	262	276
BKW A.G.	1,123	240
DKSH Holding A.G.	3,392	231
Galenica A.G.	8,073	878
Kardex Holding A.G. (Registered)	598	234
Logitech International S.A. (Registered)	2,047	225
PSP Swiss Property A.G. (Registered)	3,321	571
Sportradar Group A.G., Class A*	8,418	226
Sulzer A.G. (Registered)	3,019	512
Swatch Group (The) A.G. (Bearer)	5,470	1,030
Swissquote Group Holding S.A. (Registered)	1,569	1,102
Temenos A.G. (Registered)	3,168	256
UBS Group A.G. (Registered)	126,737	5,210
Ypsomed Holding A.G. (Registered)	505	199
		13,774
Taiwan – 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	201,000	8,745
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4,212	1,176
		9,921
Thailand – 0.3%
Kasikornbank PCL (Registered)	177,559	918
Kasikornbank PCL NVDR	165,640	857
		1,775
Turkey – 0.0%
Coca-Cola Icecek A.S.	80,203	89
United Kingdom – 16.3%
3i Group PLC	86,465	4,767
AstraZeneca PLC	50,721	7,748
Auto Trader Group PLC	36,925	392
Babcock International Group PLC	36,754	658
BAE Systems PLC	327,505	9,075
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% continued
United Kingdom – 16.3%continued
Balfour Beatty PLC	57,347	$502
Barclays PLC	746,204	3,826
Barratt Redrow PLC	48,621	255
Beazley PLC	79,255	970
Berkeley Group Holdings PLC	16,836	870
British American Tobacco PLC	113,670	6,032
British Land (The) Co. PLC	210,972	992
BT Group PLC	624,872	1,609
Bunzl PLC	12,650	399
Burberry Group PLC*	52,297	825
CK Hutchison Holdings Ltd.	151,330	999
Compass Group PLC	103,263	3,518
Computacenter PLC	5,938	215
Convatec Group PLC	96,299	301
Cranswick PLC	4,141	280
Currys PLC	192,835	363
DCC PLC	13,619	879
Diageo PLC	93,603	2,228
Drax Group PLC	39,796	374
easyJet PLC	199,771	1,248
Entain PLC	32,189	377
Harbour Energy PLC	125,987	352
Hikma Pharmaceuticals PLC	28,199	649
ICG PLC	12,073	362
IG Group Holdings PLC	46,561	675
IMI PLC	10,097	313
Inchcape PLC	28,216	263
Indivior PLC*	10,642	257
Informa PLC	61,430	759
Investec PLC	41,694	312
J Sainsbury PLC	132,292	595
JET2 PLC	12,584	240
Kingfisher PLC	241,726	1,009
Land Securities Group PLC	105,192	826
London Stock Exchange Group PLC	3,592	412
LondonMetric Property PLC	147,908	362
National Grid PLC	200,496	2,890
NatWest Group PLC	257,095	1,805
OSB Group PLC	40,887	313
Pearson PLC	50,861	723
Reckitt Benckiser Group PLC	77,448	5,981
RELX PLC	37,582	1,801
RELX PLC (London Exchange)	26,237	1,253
Rightmove PLC	72,883	695
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  47 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% continued
United Kingdom – 16.3%continued
Rolls-Royce Holdings PLC	804,264	$12,876
Segro PLC	142,946	1,265
Smith & Nephew PLC	50,447	909
Smiths Group PLC	10,146	324
Softcat PLC	12,197	260
St. James's Place PLC	28,196	482
Standard Chartered PLC	239,218	4,636
Tate & Lyle PLC	89,998	544
Tesco PLC	203,958	1,223
Trainline PLC*	73,159	275
Tritax Big Box REIT PLC	152,006	296
Weir Group (The) PLC	20,310	751
WPP PLC	163,072	815
		97,205
United States – 10.7%
Amdocs Ltd.	2,812	231
Aon PLC, Class A	5,898	2,103
Arch Capital Group Ltd.	38,108	3,458
Booking Holdings, Inc.	40	216
BP PLC	825,148	4,733
BRP, Inc.	808	49
Buzzi S.p.A.	11,477	632
Carnival Corp.*	85,434	2,470
Experian PLC	48,722	2,454
GSK PLC	265,846	5,716
Haleon PLC	95,233	430
IMAX Corp.*	13,845	454
Linde PLC	5,832	2,770
MDA Space Ltd.*	10,131	252
Monday.com Ltd.*	10,978	2,126
Nestle S.A. (Registered)	2,033	187
Novartis A.G. (Registered)	6,034	776
Philip Morris International, Inc.	37,677	6,111
Roche Holding A.G. (Genusschein)	11,817	3,889
Sanofi S.A.	52,575	4,970
Schneider Electric S.E.	3,355	947
Seagate Technology Holdings PLC	15,185	3,585
Shell PLC	139,936	4,982
Smurfit WestRock PLC	19,137	815
Spotify Technology S.A.*	9,400	6,561
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.0% continued
United States – 10.7%continued
STERIS PLC	3,392	$839
Waste Connections, Inc. (New York Stock Exchange)	11,936	2,098
		63,854
Total Common Stocks
(Cost $408,795)		567,671

PREFERRED STOCKS – 0.8%
Brazil – 0.4%
Banco Bradesco S.A. ADR*	622,358	2,103
Raizen S.A., 0.71%(4)	1,015,271	195
		2,298
Germany – 0.4%
Henkel A.G. & Co. KGaA, 2.97%(4)	7,974	644
Volkswagen A.G., 6.92%(4)	14,909	1,612
		2,256
Total Preferred Stocks
(Cost $4,476)		4,554

RIGHTS – 0.0%
Singapore – 0.0%
Keppel DC REIT*	14,960	2
Total Rights
(Cost $—)		2

INVESTMENT COMPANIES – 3.5%
iShares Core MSCI EAFE ETF	5,565	486
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.18%(5) (6) (7)	1,035,481	1,036
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(5) (6)	18,983,307	18,983
Vanguard FTSE Developed Markets ETF	12,821	768
Total Investment Companies
(Cost $21,156)		21,273

See Notes to the Financial Statements.
EQUITY FUNDS 48 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.11%, 11/28/25(8) (9)	$299	$297
Total Short-Term Investments
(Cost $297)		297

Total Investments – 99.4%
(Cost $434,724)		593,797
Other Assets less Liabilities – 0.6%		3,765
Net Assets – 100.0%		$597,562

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At September 30,
2025, the value of this security amounted to approximately $789,000 or
0.1% of net assets.

(2)	Restricted security. At September 30, 2025, the value of these restricted securities amounted to $0 or 0.0% of net assets. Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Gazprom PJSC ADR	9/27/17-12/29/21	$242
LUKOIL PJSC ADR	9/27/17-2/9/22	254
Mobile TeleSystems PJSC ADR	1/28/22-2/11/22	498
Sberbank of Russia PJSC	1/3/19-11/25/20	625

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of September 30, 2025 is disclosed.
(7)	Investment of securities lending cash collateral in connection with securities lending.
(8)	Discount rate at the time of purchase.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust
Percentages shown are based on Net Assets.
At September 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
MSCI EAFE Index (United States Dollar)	72	$10,027	Long	12/25	$3

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
At September 30, 2025, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Financials	21.5%
Industrials	19.1
Consumer Discretionary	11.3
Information Technology	11.1
Health Care	7.7
Communication Services	7.0
Consumer Staples	6.4
Materials	4.8
Energy	3.3
Real Estate	2.1
Utilities	1.7
Short-Term Investments	3.4
Total Investments	99.4
Other Assets less Liabilities	0.6
Net Assets	100.0%
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  49 EQUITY FUNDS

Schedule of Investments

ACTIVE M INTERNATIONAL EQUITY FUND continued	September 30, 2025 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Australia	$918	$7,032	$—	$7,950
Brazil	11,372	—	—	11,372
Canada	20,883	—	—	20,883
Denmark	317	7,811	—	8,128
Germany	316	43,838	—	44,154
Guatemala	479	—	—	479
Hong Kong	552	7,737	—	8,289
India	2,999	558	—	3,557
Ireland	1,198	3,929	—	5,127
Ivory Coast	1,390	—	—	1,390
Japan	82	82,708	—	82,790
Mexico	1,488	459	—	1,947
Netherlands	5,325	29,582	—	34,907
Pakistan	285	—	—	285
Singapore	8,433	3,378	—	11,811
South Korea	5,604	17,735	—	23,339
Switzerland	226	13,548	—	13,774
Taiwan	1,176	8,745	—	9,921
United Kingdom	257	96,948	—	97,205
United States	34,138	29,716	—	63,854
All Other Countries(1)	—	116,509	—	116,509
Total Common Stocks	97,438	470,233	—	567,671
Preferred Stocks:
Brazil	2,298	—	—	2,298
Germany	—	2,256	—	2,256
Total Preferred Stocks	2,298	2,256	—	4,554
Rights	—	2	—	2
Investment Companies	21,273	—	—	21,273
Short-Term Investments	—	297	—	297
Total Investments	$121,009	$472,788	$—	$593,797
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$3	$—	$—	$3

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 50 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND	September 30, 2025 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)
Brazil – 3.0%
Ambev S.A.	1,103,560	$2,503
B3 S.A. - Brasil Bolsa Balcao*	1,232,095	3,090
Banco Bradesco S.A.*	351,477	1,005
Banco BTG Pactual S.A.*	275,600	2,502
Banco do Brasil S.A.	403,188	1,667
BB Seguridade Participacoes S.A.	168,101	1,050
Caixa Seguridade Participacoes S/A	164,100	465
Centrais Eletricas Brasileiras S.A.	288,900	2,851
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	112,471	2,793
CPFL Energia S.A.	50,400	372
Embraer S.A.	157,700	2,369
Energisa S/A	63,300	605
Eneva S.A.*	181,800	567
Engie Brasil Energia S.A.	49,247	376
Equatorial Energia S.A.	282,355	1,958
Klabin S.A.	175,975	594
Localiza Rent a Car S.A.*	223,884	1,659
MBRF Global Foods Co. S.A.	120,046	438
Motiva Infraestrutura de Mobilidade S.A.	227,500	635
NU Holdings Ltd., Class A*	791,801	12,677
Petroleo Brasileiro S.A. - Petrobras	866,834	5,482
Porto Seguro S.A.	48,400	452
PRIO S.A.*	202,000	1,446
Raia Drogasil S.A.	276,027	952
Rede D'Or Sao Luiz S.A.*	190,600	1,510
Rumo S.A.	314,694	939
Suzano S.A.*	162,785	1,525
Telefonica Brasil S.A.*	190,780	1,219
TIM S.A.	194,300	857
TOTVS S.A.*	130,655	1,121
Ultrapar Participacoes S.A.	172,948	714
Vale S.A.	849,413	9,190
Vibra Energia S.A.	219,300	1,015
WEG S.A.	392,948	2,694
XP, Inc., Class A	84,191	1,582
		70,874
Chile – 0.4%
Banco de Chile	10,404,090	1,580
Banco de Credito e Inversiones S.A.	18,516	818
Banco Santander Chile	15,654,755	1,037
Cencosud S.A.	308,042	876
Empresas CMPC S.A.	269,342	397
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Chile – 0.4%continued
Empresas Copec S.A.	88,176	$646
Enel Americas S.A.	5,197,238	524
Enel Chile S.A.	7,051,958	546
Falabella S.A.	144,329	856
Latam Airlines Group S.A.	73,699,022	1,675
		8,955
China – 30.1%
360 Security Technology, Inc., Class A	89,800	143
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	51,800	158
3SBio, Inc.*	419,500	1,622
AAC Technologies Holdings, Inc.	180,500	1,063
Accelink Technologies Co. Ltd., Class A	11,600	109
ACM Research Shanghai, Inc., Class A	3,200	91
Advanced Micro-Fabrication Equipment, Inc. China, Class A	7,398	310
AECC Aviation Power Co. Ltd., Class A	36,300	215
Agricultural Bank of China Ltd., Class A	1,232,100	1,154
Agricultural Bank of China Ltd., Class H	6,393,367	4,308
Aier Eye Hospital Group Co. Ltd., Class A	124,676	216
Air China Ltd., Class A*	201,200	224
Airtac International Group	29,765	737
Akeso, Inc.*	146,000	2,661
Alibaba Group Holding Ltd.	4,007,980	89,842
Alibaba Health Information Technology Ltd.*	1,378,000	1,181
Aluminum Corp. of China Ltd., Class A	230,200	266
Aluminum Corp. of China Ltd., Class H	847,435	882
Amlogic Shanghai Co. Ltd., Class A*	6,175	97
Angel Yeast Co. Ltd., Class A	9,100	51
Anhui Conch Cement Co. Ltd., Class A	47,700	155
Anhui Conch Cement Co. Ltd., Class H	315,075	953
Anhui Gujing Distillery Co. Ltd., Class A	5,400	122
Anhui Gujing Distillery Co. Ltd., Class B	31,600	439
Anhui Jianghuai Automobile Group Corp. Ltd., Class A*	31,500	239
Anker Innovations Technology Co. Ltd., Class A	10,130	173
ANTA Sports Products Ltd.	294,232	3,537
APT Medical, Inc., Class A	2,900	129
Autohome, Inc. ADR	15,697	448
Avary Holding Shenzhen Co. Ltd., Class A	36,800	290
See Notes to the Financial Statements.
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Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 30.1%continued
AviChina Industry & Technology Co. Ltd., Class H	733,313	$412
AVICOPTER PLC, Class A	9,300	47
BAIC BluePark New Energy Technology Co. Ltd., Class A*	57,600	65
Baidu, Inc., Class A*	519,232	8,606
Bank of Beijing Co. Ltd., Class A	267,900	207
Bank of Changsha Co. Ltd., Class A	50,200	62
Bank of Chengdu Co. Ltd., Class A	57,700	140
Bank of China Ltd., Class A	521,900	380
Bank of China Ltd., Class H	16,588,652	9,090
Bank of Communications Co. Ltd., Class A	687,400	649
Bank of Communications Co. Ltd., Class H	2,081,117	1,745
Bank of Hangzhou Co. Ltd., Class A	81,220	174
Bank of Jiangsu Co. Ltd., Class A	298,844	421
Bank of Nanjing Co. Ltd., Class A	178,096	273
Bank of Ningbo Co. Ltd., Class A	103,450	384
Bank of Shanghai Co. Ltd., Class A	215,871	272
Bank of Suzhou Co. Ltd., Class A	106,900	123
Baoshan Iron & Steel Co. Ltd., Class A	357,196	355
Beijing Compass Technology Development Co. Ltd., Class A*	7,400	174
Beijing Enlight Media Co. Ltd., Class A	36,500	99
Beijing Enterprises Holdings Ltd.	130,771	560
Beijing Enterprises Water Group Ltd.	833,886	256
Beijing Kingsoft Office Software, Inc., Class A	7,989	356
Beijing New Building Materials PLC, Class A	19,900	66
Beijing Roborock Technology Co. Ltd., Class A	2,651	78
Beijing Tiantan Biological Products Corp. Ltd., Class A	30,000	80
Beijing Tong Ren Tang Co. Ltd., Class A	17,800	85
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A*	11,158	89
Beijing Yanjing Brewery Co. Ltd., Class A	31,300	53
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	756,700	545
BeOne Medicines Ltd., Class H*	199,334	5,264
Bestechnic Shanghai Co. Ltd., Class A	2,228	93
Bethel Automotive Safety Systems Co. Ltd., Class A	8,120	61
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 30.1%continued
Bilibili, Inc., Class Z*	52,471	$1,488
BOC Aviation Ltd.	55,200	494
BOC International China Co. Ltd., Class A	28,600	58
BOE Technology Group Co. Ltd., Class A	625,000	366
Bosideng International Holdings Ltd.	1,034,000	617
BYD Co. Ltd., Class A	74,500	1,143
BYD Co. Ltd., Class H	860,596	12,205
BYD Electronic International Co. Ltd.	196,500	1,047
C&D International Investment Group Ltd.	198,650	457
Caitong Securities Co. Ltd., Class A	58,910	70
Cambricon Technologies Corp. Ltd., Class A*	5,731	1,071
Capital Securities Co. Ltd., Class A	24,400	76
CCOOP Group Co. Ltd., Class A*	289,800	105
CGN Power Co. Ltd., Class A	277,900	141
CGN Power Co. Ltd., Class H	2,339,000	869
Changchun High-Tech Industry Group Co. Ltd., Class A	5,100	93
Changjiang Securities Co. Ltd., Class A	97,000	113
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	4,000	76
Chaozhou Three-Circle Group Co. Ltd., Class A	27,200	176
Chifeng Jilong Gold Mining Co. Ltd., Class A	25,500	106
China CITIC Bank Corp. Ltd., Class A	141,900	144
China CITIC Bank Corp. Ltd., Class H	1,927,286	1,656
China CITIC Financial Asset Management Co. Ltd., Class H*	3,691,000	492
China Coal Energy Co. Ltd., Class H	482,000	576
China Communications Services Corp. Ltd., Class H	527,035	312
China Construction Bank Corp., Class A	276,600	335
China Construction Bank Corp., Class H	22,449,693	21,604
China CSSC Holdings Ltd., Class A	115,900	564
China Eastern Airlines Corp. Ltd., Class A*	277,400	162
China Energy Engineering Corp. Ltd., Class A	430,300	145
China Everbright Bank Co. Ltd., Class A	665,900	314
China Everbright Bank Co. Ltd., Class H	712,000	297
China Feihe Ltd.	962,000	495
See Notes to the Financial Statements.
EQUITY FUNDS 52 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 30.1%continued
China Galaxy Securities Co. Ltd., Class A	101,300	$253
China Galaxy Securities Co. Ltd., Class H	846,500	1,292
China Gas Holdings Ltd.	624,095	611
China Great Wall Securities Co. Ltd., Class A	59,100	96
China Greatwall Technology Group Co. Ltd., Class A*	51,600	122
China Hongqiao Group Ltd.	646,000	2,197
China Huishan Dairy Holdings Co. Ltd.(2) *	1,922,380	—
China International Capital Corp. Ltd., Class A	49,000	254
China International Capital Corp. Ltd., Class H	390,400	1,077
China Jushi Co. Ltd., Class A	52,822	128
China Life Insurance Co. Ltd., Class A	35,600	198
China Life Insurance Co. Ltd., Class H	1,730,544	4,931
China Literature Ltd.*	104,000	529
China Longyuan Power Group Corp. Ltd., Class H	557,473	596
China Mengniu Dairy Co. Ltd.	729,870	1,407
China Merchants Bank Co. Ltd., Class A	284,679	1,617
China Merchants Bank Co. Ltd., Class H	911,933	5,486
China Merchants Energy Shipping Co. Ltd., Class A	109,700	137
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	84,400	116
China Merchants Port Holdings Co. Ltd.	284,067	532
China Merchants Securities Co. Ltd., Class A	88,110	212
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	152,700	218
China Minsheng Banking Corp. Ltd., Class A	466,840	261
China Minsheng Banking Corp. Ltd., Class H	1,573,654	831
China National Building Material Co. Ltd., Class H	839,943	597
China National Chemical Engineering Co. Ltd., Class A	73,800	77
China National Nuclear Power Co. Ltd., Class A	271,098	332
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 30.1%continued
China National Software & Service Co. Ltd., Class A*	10,400	$73
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	60,300	409
China Oilfield Services Ltd., Class H	416,757	358
China Overseas Land & Investment Ltd.	886,195	1,638
China Pacific Insurance Group Co. Ltd., Class A	101,100	499
China Pacific Insurance Group Co. Ltd., Class H	617,737	2,456
China Petroleum & Chemical Corp., Class A	372,000	276
China Petroleum & Chemical Corp., Class H	5,400,628	2,815
China Power International Development Ltd.	960,000	399
China Railway Group Ltd., Class A	257,500	199
China Railway Group Ltd., Class H	1,026,827	519
China Railway Signal & Communication Corp. Ltd., Class A	110,341	83
China Rare Earth Resources And Technology Co. Ltd., Class A*	14,300	103
China Resources Beer Holdings Co. Ltd.	376,448	1,329
China Resources Gas Group Ltd.	197,658	504
China Resources Land Ltd.	744,932	2,912
China Resources Microelectronics Ltd., Class A	23,419	183
China Resources Mixc Lifestyle Services Ltd.	156,200	831
China Resources Pharmaceutical Group Ltd.	448,500	278
China Resources Power Holdings Co. Ltd.	471,735	1,082
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	24,843	98
China Ruyi Holdings Ltd.* †	1,980,000	757
China Shenhua Energy Co. Ltd., Class A	89,300	483
China Shenhua Energy Co. Ltd., Class H	787,636	3,771
China Southern Airlines Co. Ltd., Class A*	149,900	127
China State Construction Engineering Corp. Ltd., Class A	534,280	409
China State Construction International Holdings Ltd.	307,600	392
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  53 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 30.1%continued
China Taiping Insurance Holdings Co. Ltd.	313,704	$615
China Three Gorges Renewables Group Co. Ltd., Class A	426,400	255
China Tourism Group Duty Free Corp. Ltd., Class A	29,400	295
China Tower Corp. Ltd., Class H	1,025,800	1,514
China United Network Communications Ltd., Class A	436,900	338
China Vanke Co. Ltd., Class A*	225,600	218
China Vanke Co. Ltd., Class H*	419,272	300
China XD Electric Co. Ltd., Class A	84,400	80
China Yangtze Power Co. Ltd., Class A	342,100	1,309
China Zheshang Bank Co. Ltd., Class A	252,330	106
Chongqing Changan Automobile Co. Ltd., Class A	104,368	179
Chongqing Rural Commercial Bank Co. Ltd., Class A	121,400	112
Chongqing Rural Commercial Bank Co. Ltd., Class H	577,000	445
Chongqing Zhifei Biological Products Co. Ltd., Class A	31,950	93
Chow Tai Fook Jewellery Group Ltd.	471,800	945
CITIC Ltd.	924,803	1,359
Citic Pacific Special Steel Group Co. Ltd., Class A	70,300	135
CITIC Securities Co. Ltd., Class A	166,045	698
CITIC Securities Co. Ltd., Class H	367,400	1,454
CMOC Group Ltd., Class A	236,400	522
CMOC Group Ltd., Class H	885,000	1,789
CNGR Advanced Material Co. Ltd., Class A	10,502	74
CNPC Capital Co. Ltd., Class A	123,100	182
Contemporary Amperex Technology Co. Ltd., Class A	61,640	3,486
Contemporary Amperex Technology Co. Ltd., Class H	15,600	1,150
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	75,500	128
COSCO SHIPPING Holdings Co. Ltd., Class A	165,880	334
COSCO SHIPPING Holdings Co. Ltd., Class H	615,650	957
CRRC Corp. Ltd., Class A	358,200	376
CRRC Corp. Ltd., Class H	1,074,000	828
CSC Financial Co. Ltd., Class A	53,600	202
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 30.1%continued
CSI Solar Co. Ltd., Class A	44,662	$84
CSPC Innovation Pharmaceutical Co. Ltd., Class A	15,120	98
CSPC Pharmaceutical Group Ltd.	1,879,360	2,267
Daqin Railway Co. Ltd., Class A	294,900	244
Datang International Power Generation Co. Ltd., Class A	170,500	81
Dong-E-E-Jiao Co. Ltd., Class A	10,100	67
Dongfang Electric Corp. Ltd., Class A	33,800	91
Dongxing Securities Co. Ltd., Class A	50,400	82
East Money Information Co. Ltd., Class A	237,924	908
Eastroc Beverage Group Co. Ltd., Class A	7,320	312
Ecovacs Robotics Co. Ltd., Class A	8,100	122
Empyrean Technology Co. Ltd., Class A	6,300	112
ENN Energy Holdings Ltd.	177,079	1,466
ENN Natural Gas Co. Ltd., Class A	31,600	80
Eoptolink Technology, Inc. Ltd., Class A	14,520	755
Eve Energy Co. Ltd., Class A	27,496	352
Everbright Securities Co. Ltd., Class A	49,998	132
Everdisplay Optronics Shanghai Co. Ltd., Class A*	140,978	57
Far East Horizon Ltd.	506,000	447
Flat Glass Group Co. Ltd., Class A	23,600	57
Focus Media Information Technology Co. Ltd., Class A	208,900	236
Foshan Haitian Flavouring & Food Co. Ltd., Class A	61,158	335
Fosun International Ltd.	546,865	387
Founder Securities Co. Ltd., Class A	131,800	151
Foxconn Industrial Internet Co. Ltd., Class A	184,100	1,722
Fuyao Glass Industry Group Co. Ltd., Class A	33,692	347
Fuyao Glass Industry Group Co. Ltd., Class H	138,800	1,397
GalaxyCore, Inc., Class A	41,118	104
Ganfeng Lithium Group Co. Ltd., Class A	31,340	268
GCL Technology Holdings Ltd.*	5,387,000	908
GD Power Development Co. Ltd., Class A	242,200	169
GDS Holdings Ltd., Class A*	243,200	1,200
Geely Automobile Holdings Ltd.	1,408,641	3,542
GEM Co. Ltd., Class A	61,100	72
See Notes to the Financial Statements.
EQUITY FUNDS 54 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 30.1%continued
Genscript Biotech Corp.* †	302,000	$652
GF Securities Co. Ltd., Class A	72,793	228
Giant Biogene Holding Co. Ltd.	92,000	669
Giant Network Group Co. Ltd., Class A	24,900	158
GigaDevice Semiconductor, Inc., Class A	8,880	267
GoerTek, Inc., Class A	41,300	219
Goldwind Science & Technology Co. Ltd., Class A	42,100	89
Goneo Group Co. Ltd., Class A	12,299	77
Gotion High-tech Co. Ltd., Class A	24,200	159
Great Wall Motor Co. Ltd., Class A	35,500	123
Great Wall Motor Co. Ltd., Class H	519,796	1,123
Gree Electric Appliances, Inc. of Zhuhai, Class A	38,800	216
GRG Banking Equipment Co. Ltd., Class A	43,100	84
Guangdong Haid Group Co. Ltd., Class A	22,400	201
Guangdong Investment Ltd.	662,514	602
Guanghui Energy Co. Ltd., Class A	80,900	57
Guangzhou Automobile Group Co. Ltd., Class A	68,100	73
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	19,400	70
Guangzhou Haige Communications Group, Inc. Co., Class A	40,500	74
Guangzhou Tinci Materials Technology Co. Ltd., Class A	42,780	229
Guolian Minsheng Securities Co. Ltd., Class A	87,500	137
Guosen Securities Co. Ltd., Class A	81,200	154
Guotai Haitong Securities Co. Ltd.	179,838	475
Guotai Haitong Securities Co. Ltd., Class H	466,748	963
Guoyuan Securities Co. Ltd., Class A	47,460	61
H World Group Ltd. ADR	46,928	1,835
Haidilao International Holding Ltd.†	375,000	648
Haier Smart Home Co. Ltd., Class A	94,797	336
Haier Smart Home Co. Ltd., Class H	554,800	1,811
Hainan Airlines Holding Co. Ltd., Class A*	575,800	131
Hainan Airport Infrastructure Co. Ltd., Class A	122,100	71
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 30.1%continued
Haisco Pharmaceutical Group Co. Ltd., Class A	12,400	$93
Haitian International Holdings Ltd.	139,000	383
Hangzhou First Applied Material Co. Ltd., Class A	34,659	76
Hangzhou Silan Microelectronics Co. Ltd., Class A	17,200	76
Hangzhou Tigermed Consulting Co. Ltd., Class A	6,500	53
Hansoh Pharmaceutical Group Co. Ltd.	286,000	1,328
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	34,200	96
Henan Shuanghui Investment & Development Co. Ltd., Class A	47,600	165
Hengan International Group Co. Ltd.	149,398	488
Hengli Petrochemical Co. Ltd., Class A	104,160	251
Hengtong Optic-electric Co. Ltd., Class A	37,800	122
Hithink RoyalFlush Information Network Co. Ltd., Class A	7,800	407
HLA Group Corp. Ltd., Class A	53,800	49
Horizon Robotics* †	957,600	1,186
Hoshine Silicon Industry Co. Ltd., Class A	10,900	76
Hua Hong Semiconductor Ltd., Class H*	169,000	1,739
Huadian Power International Corp. Ltd., Class A	84,100	60
Huadong Medicine Co. Ltd., Class A	22,720	132
Huafon Chemical Co. Ltd., Class A	50,400	65
Huagong Tech Co. Ltd., Class A	10,600	138
Huaibei Mining Holdings Co. Ltd., Class A	33,900	59
Hualan Biological Engineering, Inc., Class A	26,070	58
Huaneng Power International, Inc., Class A	164,000	163
Huaneng Power International, Inc., Class H	1,024,501	713
Huaqin Technology Co. Ltd., Class A	11,000	163
Huatai Securities Co. Ltd., Class A	104,200	319
Huatai Securities Co. Ltd., Class H	309,000	819
Huaxia Bank Co. Ltd., Class A	156,390	145
Huayu Automotive Systems Co. Ltd., Class A	42,200	121
Huizhou Desay Sv Automotive Co. Ltd., Class A	9,400	200
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  55 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 30.1%continued
Humanwell Healthcare Group Co. Ltd., Class A	22,400	$66
Hunan Valin Steel Co. Ltd., Class A	101,900	93
Hundsun Technologies, Inc., Class A	26,145	127
Hwatsing Technology Co. Ltd., Class A	3,786	88
Hygon Information Technology Co. Ltd., Class A	32,132	1,143
IEIT Systems Co. Ltd., Class A	17,856	187
Iflytek Co. Ltd., Class A	37,000	292
Imeik Technology Development Co. Ltd., Class A	4,200	107
Industrial & Commercial Bank of China Ltd., Class A	808,600	829
Industrial & Commercial Bank of China Ltd., Class H	15,264,023	11,270
Industrial Bank Co. Ltd., Class A	307,100	856
Industrial Securities Co. Ltd., Class A	126,400	116
Ingenic Semiconductor Co. Ltd., Class A	4,200	53
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	580,400	194
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	29,200	93
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	159,200	117
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	101,100	387
Inner Mongolia Yitai Coal Co. Ltd., Class B	206,900	397
Innovent Biologics, Inc.*	339,000	4,222
Isoftstone Information Technology Group Co. Ltd., Class A	21,400	166
JA Solar Technology Co. Ltd., Class A*	41,916	77
JCET Group Co. Ltd., Class A	21,700	134
JD Health International, Inc.*	261,100	2,233
JD Logistics, Inc.*	490,200	828
JD.com, Inc., Class A	568,966	9,944
Jiangsu Eastern Shenghong Co. Ltd., Class A*	89,900	120
Jiangsu Expressway Co. Ltd., Class H	260,000	302
Jiangsu Hengli Hydraulic Co. Ltd., Class A	16,468	221
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	93,385	936
Jiangsu Hoperun Software Co. Ltd., Class A*	15,200	130
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 30.1%continued
Jiangsu King's Luck Brewery JSC Ltd., Class A	27,100	$150
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	34,400	51
Jiangsu Yanghe Distillery Co. Ltd., Class A	24,500	234
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	10,000	55
Jiangsu Zhongtian Technology Co. Ltd., Class A	40,200	107
Jiangxi Copper Co. Ltd., Class A	33,099	164
Jiangxi Copper Co. Ltd., Class H	236,000	927
Jinduicheng Molybdenum Co. Ltd., Class A	33,100	72
Jinko Solar Co. Ltd., Class A*	139,783	109
Kangmei Pharmaceutical Co. Ltd., Class A(2) *	4,749	—
Kanzhun Ltd. ADR*	86,453	2,020
KE Holdings, Inc., Class A	479,343	3,151
Kingdee International Software Group Co. Ltd.*	708,000	1,596
Kingsoft Corp. Ltd.	220,903	985
Kuaishou Technology	626,000	6,816
Kuang-Chi Technologies Co. Ltd., Class A	32,000	226
Kunlun Energy Co. Ltd.	929,230	831
Kunlun Tech Co. Ltd., Class A*	13,900	95
Kweichow Moutai Co. Ltd., Class A	17,295	3,509
Laopu Gold Co. Ltd., Class H	5,900	540
LB Group Co. Ltd., Class A	29,400	80
Lenovo Group Ltd.	1,594,000	2,370
Lens Technology Co. Ltd., Class A	80,900	382
Li Auto, Inc., Class A*	291,430	3,710
Li Ning Co. Ltd.	546,500	1,242
Lingyi iTech Guangdong Co., Class A	107,200	246
Longfor Group Holdings Ltd.†	433,669	664
LONGi Green Energy Technology Co. Ltd., Class A*	97,669	247
Loongson Technology Corp. Ltd., Class A*	9,000	200
Luxshare Precision Industry Co. Ltd., Class A	100,705	917
Luzhou Laojiao Co. Ltd., Class A	21,300	395
Mango Excellent Media Co. Ltd., Class A	22,070	110
See Notes to the Financial Statements.
EQUITY FUNDS 56 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 30.1%continued
Maxscend Microelectronics Co. Ltd., Class A	6,780	$79
Meihua Holdings Group Co. Ltd., Class A	45,200	67
Meitu, Inc.*	807,500	963
Meituan, Class B*	1,161,518	15,542
Metallurgical Corp. of China Ltd., Class A	198,300	107
Midea Group Co. Ltd., Class A	45,700	467
Midea Group Co. Ltd., Class H	90,200	952
MINISO Group Holding Ltd.	109,036	615
MMG Ltd.*	1,064,000	925
Montage Technology Co. Ltd., Class A	13,959	302
Muyuan Foods Co. Ltd., Class A	73,978	551
Nanjing Securities Co. Ltd., Class A	49,300	59
NARI Technology Co. Ltd., Class A	127,406	411
National Silicon Industry Group Co. Ltd., Class A*	54,787	199
NAURA Technology Group Co. Ltd., Class A	10,105	643
NetEase Cloud Music, Inc.* †	18,550	619
NetEase, Inc.	406,175	12,349
New China Life Insurance Co. Ltd., Class A	26,400	227
New China Life Insurance Co. Ltd., Class H	222,452	1,323
New Hope Liuhe Co. Ltd., Class A	63,200	87
New Oriental Education & Technology Group, Inc.*	285,620	1,533
Nexchip Semiconductor Corp., Class A	24,199	119
Ninestar Corp., Class A*	19,800	65
Ningbo Deye Technology Co. Ltd., Class A	19,134	218
Ningbo Orient Wires & Cables Co. Ltd., Class A	9,200	91
Ningbo Sanxing Medical Electric Co. Ltd., Class A	28,200	97
Ningbo Tuopu Group Co. Ltd., Class A	21,795	247
Ningxia Baofeng Energy Group Co. Ltd., Class A	123,600	309
NIO, Inc., Class A* †	430,886	3,319
Nongfu Spring Co. Ltd., Class H	468,400	3,246
OFILM Group Co. Ltd., Class A*	51,700	95
OmniVision Integrated Circuits Group, Inc.	18,135	386
Oppein Home Group, Inc., Class A	6,220	47
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 30.1%continued
Orient Securities Co. Ltd., Class A	102,839	$165
PDD Holdings, Inc. ADR*	165,584	21,885
People's Insurance Co. Group of China (The) Ltd., Class A	152,500	167
People's Insurance Co. Group of China (The) Ltd., Class H	2,050,535	1,792
PetroChina Co. Ltd., Class A	329,500	373
PetroChina Co. Ltd., Class H	4,881,438	4,442
Pharmaron Beijing Co. Ltd., Class A	19,125	95
PICC Property & Casualty Co. Ltd., Class H	1,601,359	3,621
Ping An Bank Co. Ltd., Class A	252,400	402
Ping An Insurance Group Co. of China Ltd., Class A	156,635	1,213
Ping An Insurance Group Co. of China Ltd., Class H	1,554,906	10,581
Piotech, Inc., Class A	4,201	153
Poly Developments and Holdings Group Co. Ltd., Class A	158,200	174
Pop Mart International Group Ltd.	125,200	4,281
Postal Savings Bank of China Co. Ltd., Class A	438,300	354
Postal Savings Bank of China Co. Ltd., Class H	2,122,000	1,487
Power Construction Corp. of China Ltd., Class A	233,100	182
Qfin Holdings, Inc. ADR	23,881	687
Qinghai Salt Lake Industry Co. Ltd., Class A*	69,700	204
Range Intelligent Computing Technology Group Co. Ltd., Class A	25,800	193
Rockchip Electronics Co. Ltd., Class A	8,200	260
Rongsheng Petrochemical Co. Ltd., Class A	129,100	175
SAIC Motor Corp. Ltd., Class A	131,893	318
Sailun Group Co. Ltd., Class A	48,300	97
Sanan Optoelectronics Co. Ltd., Class A	97,100	212
Sany Heavy Industry Co. Ltd., Class A	116,800	381
Satellite Chemical Co. Ltd., Class A	43,761	119
SDIC Capital Co. Ltd., Class A	83,900	93
SDIC Power Holdings Co. Ltd., Class A	107,000	196
Seres Group Co. Ltd., Class A	25,000	602
SF Holding Co. Ltd., Class A	67,800	385
SG Micro Corp., Class A	7,605	89
Shaanxi Coal Industry Co. Ltd., Class A	128,700	362
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  57 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 30.1%continued
Shandong Gold Mining Co. Ltd., Class A	45,937	$255
Shandong Gold Mining Co. Ltd., Class H	223,250	1,065
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	11,800	98
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	27,340	102
Shandong Nanshan Aluminum Co. Ltd., Class A	175,400	98
Shandong Sun Paper Industry JSC Ltd., Class A	32,500	65
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	618,116	462
Shanghai Allist Pharmaceuticals Co. Ltd., Class A	6,400	99
Shanghai Baosight Software Co. Ltd., Class A	24,480	80
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	4,236	91
Shanghai Electric Group Co. Ltd., Class A*	240,400	319
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	25,300	106
Shanghai International Airport Co. Ltd., Class A	17,200	77
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	37,200	94
Shanghai Pudong Development Bank Co. Ltd., Class A	383,892	642
Shanghai Putailai New Energy Technology Co. Ltd., Class A	25,752	112
Shanghai RAAS Blood Products Co. Ltd., Class A	94,600	89
Shanghai Rural Commercial Bank Co. Ltd., Class A	113,200	130
Shanghai United Imaging Healthcare Co. Ltd., Class A	10,770	230
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	33,600	259
Shanjin International Gold Co. Ltd., Class A	38,800	125
Shanxi Coking Coal Energy Group Co. Ltd., Class A	79,120	77
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	36,200	72
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	17,060	465
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 30.1%continued
Shenergy Co. Ltd., Class A	41,700	$46
Shengyi Technology Co. Ltd., Class A	38,900	297
Shennan Circuits Co. Ltd., Class A	9,724	298
Shenwan Hongyuan Group Co. Ltd., Class A	328,200	246
Shenzhen Goodix Technology Co. Ltd., Class A	5,000	58
Shenzhen Inovance Technology Co. Ltd., Class A	18,900	223
Shenzhen Kinwong Electronic Co. Ltd., Class A	11,500	102
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	16,600	573
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	9,800	94
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	17,700	150
Shenzhen Transsion Holdings Co. Ltd., Class A	14,547	192
Shenzhou International Group Holdings Ltd.	190,800	1,518
Sichuan Biokin Pharmaceutical Co. Ltd., Class A*	3,200	169
Sichuan Changhong Electric Co. Ltd., Class A	91,100	134
Sichuan Chuantou Energy Co. Ltd., Class A	56,000	112
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	23,200	120
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd., Class H* †	11,700	773
Sichuan Road and Bridge Group Co. Ltd., Class A	101,600	115
Silergy Corp.	79,000	671
Sinolink Securities Co. Ltd., Class A	33,900	49
Sinopharm Group Co. Ltd., Class H	335,914	793
Sinotruk Hong Kong Ltd.	148,500	438
Smoore International Holdings Ltd.†	452,000	1,025
SooChow Securities Co. Ltd., Class A	72,343	100
Southwest Securities Co. Ltd., Class A	103,600	69
Spring Airlines Co. Ltd., Class A	15,800	119
Sungrow Power Supply Co. Ltd., Class A	28,000	637
Sunny Optical Technology Group Co. Ltd.	165,325	1,931
Sunwoda Electronic Co. Ltd., Class A	17,800	85
See Notes to the Financial Statements.
EQUITY FUNDS 58 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 30.1%continued
SUPCON Technology Co. Ltd., Class A	8,381	$65
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	25,700	260
Suzhou TFC Optical Communication Co. Ltd., Class A	12,420	296
TAL Education Group ADR*	100,499	1,126
TBEA Co. Ltd., Class A	68,490	171
TCL Technology Group Corp., Class A	266,410	161
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A*	52,750	67
Tencent Holdings Ltd.	1,497,189	127,554
Tencent Music Entertainment Group ADR	133,255	3,110
Tianfeng Securities Co. Ltd., Class A*	117,500	88
Tianqi Lithium Corp., Class A*	19,000	127
Tianshan Aluminum Group Co. Ltd., Class A	78,700	128
Tianshui Huatian Technology Co. Ltd., Class A	46,700	77
Tingyi Cayman Islands Holding Corp.	426,435	572
Tongcheng Travel Holdings Ltd.	313,600	924
TongFu Microelectronics Co. Ltd., Class A	22,400	126
Tongling Nonferrous Metals Group Co. Ltd., Class A	159,700	120
Tongwei Co. Ltd., Class A*	62,300	195
TravelSky Technology Ltd., Class H	200,000	273
Trina Solar Co. Ltd., Class A*	28,251	69
Trip.com Group Ltd.	144,673	10,968
Tsingtao Brewery Co. Ltd., Class A	8,300	77
Tsingtao Brewery Co. Ltd., Class H	151,767	1,035
Unigroup Guoxin Microelectronics Co. Ltd., Class A	10,479	133
Unisplendour Corp. Ltd., Class A	32,948	140
Verisilicon Microelectronics Shanghai Co. Ltd., Class A*	9,356	240
Victory Giant Technology Huizhou Co. Ltd., Class A	12,600	511
Vipshop Holdings Ltd. ADR	76,363	1,500
Wanhua Chemical Group Co. Ltd., Class A	40,800	382
Want Want China Holdings Ltd.	996,870	678
Weichai Power Co. Ltd., Class A	107,100	211
Weichai Power Co. Ltd., Class H	450,812	809
Wens Foodstuff Group Co. Ltd., Class A	82,200	215
Western Mining Co. Ltd., Class A	37,500	116
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 30.1%continued
Western Securities Co. Ltd., Class A	61,100	$74
Western Superconducting Technologies Co. Ltd., Class A	8,653	79
Wingtech Technology Co. Ltd., Class A*	14,600	95
Wintime Energy Group Co. Ltd., Class A	307,400	70
Wuhan Guide Infrared Co. Ltd., Class A*	42,825	74
Wuliangye Yibin Co. Ltd., Class A	54,000	922
WUS Printed Circuit Kunshan Co. Ltd., Class A	28,180	293
WuXi AppTec Co. Ltd., Class A	32,592	510
WuXi AppTec Co. Ltd., Class H	81,911	1,252
Wuxi Biologics Cayman, Inc.*	806,500	4,254
WuXi XDC Cayman, Inc.*	64,500	651
XCMG Construction Machinery Co. Ltd., Class A	159,500	257
Xiamen C & D, Inc., Class A	40,800	59
Xiamen Tungsten Co. Ltd., Class A	21,200	88
Xiaomi Corp., Class B*	3,999,800	27,850
Xinjiang Daqo New Energy Co. Ltd., Class A*	19,509	79
Xinyi Solar Holdings Ltd.	920,318	408
XPeng, Inc., Class A*	290,358	3,422
Yadea Group Holdings Ltd.	264,000	470
Yankuang Energy Group Co. Ltd., Class A	72,215	135
Yankuang Energy Group Co. Ltd., Class H	808,919	1,059
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	15,500	121
Yealink Network Technology Corp. Ltd., Class A	18,440	96
Yifeng Pharmacy Chain Co. Ltd., Class A	16,029	55
Yihai Kerry Arawana Holdings Co. Ltd., Class A	20,200	89
Yonghui Superstores Co. Ltd., Class A*	154,400	101
Yonyou Network Technology Co. Ltd., Class A*	42,835	94
Youngor Fashion Co. Ltd., Class A	47,400	49
YTO Express Group Co. Ltd., Class A	41,800	108
Yum China Holdings, Inc.	86,178	3,784
Yunnan Aluminium Co. Ltd., Class A	34,600	100
Yunnan Baiyao Group Co. Ltd., Class A	21,500	171
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  59 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 30.1%continued
Yunnan Yuntianhua Co. Ltd., Class A	22,300	$84
Yutong Bus Co. Ltd., Class A	28,500	109
Zangge Mining Co. Ltd., Class A	18,500	152
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	7,493	207
Zhaojin Mining Industry Co. Ltd., Class H	401,000	1,620
Zhejiang China Commodities City Group Co. Ltd., Class A	86,100	224
Zhejiang Chint Electrics Co. Ltd., Class A	28,994	125
Zhejiang Dahua Technology Co. Ltd., Class A	50,900	144
Zhejiang Expressway Co. Ltd., Class H	396,625	368
Zhejiang Huayou Cobalt Co. Ltd., Class A	21,715	201
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	17,200	110
Zhejiang Juhua Co. Ltd., Class A	32,100	180
Zhejiang Leapmotor Technology Co. Ltd., Class H*	107,800	920
Zhejiang Longsheng Group Co. Ltd., Class A	50,300	70
Zhejiang NHU Co. Ltd., Class A	42,448	142
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	32,800	222
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	31,300	79
Zhejiang Weiming Environment Protection Co. Ltd., Class A	19,250	53
Zhejiang Zheneng Electric Power Co. Ltd., Class A	180,800	126
Zheshang Securities Co. Ltd., Class A	60,800	99
Zhongji Innolight Co. Ltd., Class A	15,240	875
Zhongjin Gold Corp. Ltd., Class A	73,900	228
Zhongtai Securities Co. Ltd., Class A	119,500	117
Zhuzhou CRRC Times Electric Co. Ltd., Class A	8,349	62
Zhuzhou CRRC Times Electric Co. Ltd., Class H	106,074	583
Zijin Mining Group Co. Ltd., Class A	282,700	1,166
Zijin Mining Group Co. Ltd., Class H	1,330,162	5,580
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	111,600	126
ZTE Corp., Class A	59,300	381
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
China – 30.1%continued
ZTE Corp., Class H†	185,517	$848
ZTO Express Cayman, Inc.	97,334	1,855
		701,627
Colombia – 0.1%
Grupo Cibest S.A.	59,986	926
Interconexion Electrica S.A. ESP	102,011	608
		1,534
Czech Republic – 0.1%
CEZ A.S.	31,957	1,984
Komercni Banka A.S.	17,601	883
Moneta Money Bank A.S.	53,402	426
		3,293
Egypt – 0.1%
Commercial International Bank - Egypt (CIB)	545,786	1,152
Eastern Co. S.A.E.	280,302	250
Talaat Moustafa Group	175,869	209
		1,611
Greece – 0.6%
Alpha Bank S.A.	514,836	2,195
Eurobank Ergasias Services and Holdings S.A.	606,175	2,332
FF Group(2) *	18,664	—
Hellenic Telecommunications Organization S.A.	35,645	674
JUMBO S.A.	27,350	937
National Bank of Greece S.A.	202,850	2,955
OPAP S.A.	43,867	1,024
Piraeus Financial Holdings S.A.*	253,571	2,149
Public Power Corp. S.A.	46,338	765
		13,031
Hong Kong – 0.2%
J&T Global Express Ltd.*	565,200	711
Orient Overseas International Ltd.	29,000	471
Sino Biopharmaceutical Ltd.	2,397,750	2,512
		3,694
Hungary – 0.3%
MOL Hungarian Oil & Gas PLC	91,307	742
OTP Bank Nyrt.	52,398	4,538
Richter Gedeon Nyrt.	33,207	1,011
		6,291
See Notes to the Financial Statements.
EQUITY FUNDS 60 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
India – 14.8%
ABB India Ltd.	11,770	$687
Adani Enterprises Ltd.	38,388	1,084
Adani Ports & Special Economic Zone Ltd.	126,940	2,007
Adani Power Ltd.*	645,770	1,053
Alkem Laboratories Ltd.	10,390	635
Ambuja Cements Ltd.	149,139	958
APL Apollo Tubes Ltd.	39,725	755
Apollo Hospitals Enterprise Ltd.	23,425	1,958
Ashok Leyland Ltd.	671,416	1,079
Asian Paints Ltd.	78,653	2,082
Astral Ltd.	26,392	407
AU Small Finance Bank Ltd.	87,908	725
Aurobindo Pharma Ltd.	64,950	793
Avenue Supermarts Ltd.*	38,121	1,924
Axis Bank Ltd.	536,625	6,842
Bajaj Auto Ltd.	15,761	1,541
Bajaj Finance Ltd.	653,489	7,354
Bajaj Finserv Ltd.	90,129	2,037
Bajaj Holdings & Investment Ltd.	6,268	865
Balkrishna Industries Ltd.	19,033	492
Bank of Baroda	257,231	749
Bharat Electronics Ltd.	856,090	3,895
Bharat Forge Ltd.	64,169	877
Bharat Heavy Electricals Ltd.	250,255	672
Bharat Petroleum Corp. Ltd.	356,084	1,362
Bharti Airtel Ltd.	599,023	12,691
Bosch Ltd.	1,685	724
Britannia Industries Ltd.	25,487	1,720
BSE Ltd.	47,520	1,092
Canara Bank	424,305	591
CG Power & Industrial Solutions Ltd.	167,388	1,397
Cholamandalam Investment and Finance Co. Ltd.	98,843	1,794
Cipla Ltd.	132,065	2,236
Coal India Ltd.	438,718	1,927
Colgate-Palmolive India Ltd.	32,334	809
Container Corp. of India Ltd.	71,345	423
Coromandel International Ltd.	28,538	723
Cummins India Ltd.	32,355	1,430
Dabur India Ltd.	117,405	650
Divi's Laboratories Ltd.	27,970	1,793
Dixon Technologies India Ltd.	8,496	1,563
DLF Ltd.	177,922	1,429
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
India – 14.8%continued
Dr. Reddy's Laboratories Ltd.	136,647	$1,883
Eicher Motors Ltd.	32,122	2,535
Eternal Ltd.*	564,271	2,069
FSN E-Commerce Ventures Ltd.*	261,663	685
GAIL India Ltd.	552,254	1,097
GMR Airports Ltd.*	586,926	577
Godrej Consumer Products Ltd.	96,255	1,265
Godrej Properties Ltd.*	33,832	751
Grasim Industries Ltd.	64,170	1,993
Havells India Ltd.	48,431	819
HCL Technologies Ltd.	221,787	3,461
HDFC Asset Management Co. Ltd.	21,770	1,355
HDFC Bank Ltd.	2,649,031	28,382
HDFC Life Insurance Co. Ltd.	226,746	1,932
Hero MotoCorp Ltd.	27,993	1,726
Hindalco Industries Ltd.	314,847	2,702
Hindustan Aeronautics Ltd.	47,152	2,521
Hindustan Petroleum Corp. Ltd.	227,630	1,137
Hindustan Unilever Ltd.	192,235	5,444
Hitachi Energy India Ltd.	2,837	575
Hyundai Motor India Ltd.	37,855	1,102
ICICI Bank Ltd.	1,232,888	18,701
ICICI Lombard General Insurance Co. Ltd.	57,326	1,220
ICICI Prudential Life Insurance Co. Ltd.	81,811	549
IDFC First Bank Ltd.	787,270	619
Indian Hotels (The) Co. Ltd.	199,959	1,623
Indian Oil Corp. Ltd.	648,839	1,095
Indian Railway Catering & Tourism Corp. Ltd.	56,431	445
Indus Towers Ltd.*	310,754	1,200
IndusInd Bank Ltd.*	137,759	1,142
Info Edge India Ltd.	85,180	1,256
Infosys Ltd.	775,925	12,606
InterGlobe Aviation Ltd.	44,312	2,793
ITC Ltd.	702,852	3,179
Jindal Stainless Ltd.	73,500	611
Jindal Steel Ltd.	79,548	954
Jio Financial Services Ltd.	671,267	2,218
JSW Energy Ltd.	97,739	585
JSW Steel Ltd.	143,944	1,852
Jubilant Foodworks Ltd.	88,422	615
Kalyan Jewellers India Ltd.	91,703	469
Kotak Mahindra Bank Ltd.	255,559	5,739
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  61 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
India – 14.8%continued
Larsen & Toubro Ltd.	157,856	$6,506
Lodha Developers Ltd.	70,492	903
LTIMindtree Ltd.	17,603	1,023
Lupin Ltd.	53,388	1,152
Mahindra & Mahindra Ltd.	217,520	8,398
Mankind Pharma Ltd.	27,081	743
Marico Ltd.	122,302	961
Maruti Suzuki India Ltd.	29,333	5,299
Max Healthcare Institute Ltd.	181,341	2,298
Mphasis Ltd.	24,409	730
MRF Ltd.	549	902
Muthoot Finance Ltd.	26,992	935
Nestle India Ltd.	158,612	2,060
NHPC Ltd.	691,090	672
NMDC Ltd.	693,777	597
NTPC Ltd.	1,023,429	3,925
Oberoi Realty Ltd.	28,293	504
Oil & Natural Gas Corp. Ltd.	711,077	1,916
Oil India Ltd.	110,508	514
Oracle Financial Services Software Ltd.	4,865	461
Page Industries Ltd.	1,324	607
PB Fintech Ltd.*	81,137	1,559
Persistent Systems Ltd.	25,131	1,368
Petronet LNG Ltd.	169,720	533
Phoenix Mills (The) Ltd.	42,919	752
PI Industries Ltd.	18,776	743
Pidilite Industries Ltd.	72,190	1,194
Polycab India Ltd.	12,214	1,005
Power Finance Corp. Ltd.	349,846	1,617
Power Grid Corp. of India Ltd.	1,091,883	3,452
Prestige Estates Projects Ltd.	39,631	674
Punjab National Bank	499,223	635
Rail Vikas Nigam Ltd.	125,030	478
REC Ltd.	291,804	1,226
Reliance Industries Ltd.	1,421,582	21,843
Samvardhana Motherson International Ltd.	1,148,634	1,367
SBI Cards & Payment Services Ltd.	65,115	643
SBI Life Insurance Co. Ltd.	105,490	2,129
Shree Cement Ltd.	1,901	627
Shriram Finance Ltd.	330,786	2,302
Siemens Ltd.	21,229	748
Solar Industries India Ltd.	6,321	949
SRF Ltd.	31,812	1,012
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
India – 14.8%continued
State Bank of India	417,743	$4,105
Sun Pharmaceutical Industries Ltd.	224,029	4,027
Sundaram Finance Ltd.	14,299	711
Supreme Industries Ltd.	13,988	665
Suzlon Energy Ltd.*	2,302,149	1,428
Swiggy Ltd.*	189,064	901
Tata Communications Ltd.	25,549	464
Tata Consultancy Services Ltd.	211,253	6,873
Tata Consumer Products Ltd.	139,480	1,774
Tata Elxsi Ltd.	7,989	470
Tata Motors Ltd.	472,210	3,618
Tata Power (The) Co. Ltd.	364,340	1,595
Tata Steel Ltd.	1,753,927	3,335
Tech Mahindra Ltd.	125,866	1,985
Titan Co. Ltd.	82,993	3,147
Torrent Pharmaceuticals Ltd.	28,760	1,167
Torrent Power Ltd.	39,165	538
Trent Ltd.	42,480	2,238
Tube Investments of India Ltd.	25,068	875
TVS Motor Co. Ltd.	55,304	2,144
UltraTech Cement Ltd.	27,586	3,798
Union Bank of India Ltd.	371,205	579
United Spirits Ltd.	69,778	1,041
UPL Ltd.	107,280	792
Varun Beverages Ltd.	317,679	1,589
Vedanta Ltd.	321,576	1,687
Vishal Mega Mart Ltd.*	449,263	754
Vodafone Idea Ltd.*	6,020,213	552
Voltas Ltd.	56,456	861
WAAREE Energies Ltd.*	21,044	789
Wipro Ltd.	596,859	1,607
Yes Bank Ltd.*	3,134,507	752
Zydus Lifesciences Ltd.	63,235	699
		344,829
Indonesia – 1.1%
Amman Mineral Internasional PT*	3,386,900	1,470
Astra International Tbk PT	4,755,260	1,650
Bank Central Asia Tbk PT	12,958,660	5,934
Bank Mandiri Persero Tbk PT	8,845,120	2,343
Bank Negara Indonesia Persero Tbk PT	3,509,418	868
Bank Rakyat Indonesia Persero Tbk PT	15,938,065	3,726
Barito Pacific Tbk PT*	5,141,815	1,159
Chandra Asri Pacific Tbk PT	2,056,400	954
Charoen Pokphand Indonesia Tbk PT	1,721,835	482
See Notes to the Financial Statements.
EQUITY FUNDS 62 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Indonesia – 1.1%continued
Dian Swastatika Sentosa Tbk PT*	233,600	$1,490
GoTo Gojek Tokopedia Tbk PT*	202,272,732	657
Indofood CBP Sukses Makmur Tbk PT	496,300	282
Indofood Sukses Makmur Tbk PT	1,123,271	487
Kalbe Farma Tbk PT	4,057,980	275
Petrindo Jaya Kreasi Tbk PT	5,760,000	561
Sumber Alfaria Trijaya Tbk PT	4,251,800	494
Telkom Indonesia Persero Tbk PT	11,553,762	2,130
United Tractors Tbk PT	336,771	542
		25,504
Kazakhstan – 0.0%
Solidcore Resources PLC*	97,434	492
Kuwait – 0.7%
Boubyan Bank K.S.C.P.	342,889	795
Gulf Bank K.S.C.P.	434,521	497
Kuwait Finance House K.S.C.P.	2,590,043	6,750
Mabanee Co. KPSC	145,969	471
Mobile Telecommunications Co. K.S.C.P.	471,460	795
National Bank of Kuwait S.A.K.P.	1,939,294	6,728
Warba Bank K.S.C.P.*	546,057	508
		16,544
Luxembourg – 0.0%
Reinet Investments S.C.A.	33,200	972
Malaysia – 1.2%
AMMB Holdings Bhd.	529,737	711
Axiata Group Bhd.	597,503	381
CELCOMDIGI Bhd.	863,400	759
CIMB Group Holdings Bhd.	1,888,817	3,294
Gamuda Bhd.	1,081,428	1,424
Hong Leong Bank Bhd.	154,498	753
IHH Healthcare Bhd.	528,000	948
IOI Corp. Bhd.	591,340	555
Kuala Lumpur Kepong Bhd.	105,329	515
Malayan Banking Bhd.	1,415,476	3,335
Maxis Bhd.	551,951	475
MISC Bhd.	320,060	556
MR DIY Group M Bhd.	769,700	300
Nestle Malaysia Bhd.	14,600	334
Petronas Chemicals Group Bhd.	552,100	555
Petronas Dagangan Bhd.	68,300	372
Petronas Gas Bhd.	189,800	834
Press Metal Aluminium Holdings Bhd.	870,900	1,223
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Malaysia – 1.2%continued
Public Bank Bhd.	3,407,205	$3,506
QL Resources Bhd.	390,375	403
RHB Bank Bhd.	454,649	714
SD Guthrie Bhd.	517,765	642
Sunway Bhd.	545,600	733
Telekom Malaysia Bhd.	280,286	471
Tenaga Nasional Bhd.	619,450	1,946
YTL Corp. Bhd.	625,600	417
YTL Power International Bhd.	699,700	704
		26,860
Mexico – 2.1%
Alfa S.A.B. de C.V., Class A	826,413	663
America Movil S.A.B. de C.V., Class B	4,266,668	4,478
Arca Continental S.A.B. de C.V.	119,841	1,259
Cemex S.A.B. de C.V., Class CPO	3,552,245	3,193
Coca-Cola Femsa S.A.B. de C.V.	126,822	1,052
Fibra Uno Administracion S.A. de C.V.	638,801	947
Fomento Economico Mexicano S.A.B. de C.V.	408,591	4,026
Gruma S.A.B. de C.V., Class B	35,660	664
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	62,500	807
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	88,092	2,075
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	42,821	1,383
Grupo Bimbo S.A.B. de C.V., Class A	310,454	1,103
Grupo Carso S.A.B. de C.V., Class A1	134,806	972
Grupo Comercial Chedraui S.A. de C.V.	73,978	588
Grupo Financiero Banorte S.A.B. de C.V., Class O	593,609	5,962
Grupo Financiero Inbursa S.A.B. de C.V., Class O	437,241	1,207
Grupo Mexico S.A.B. de C.V., Class B	731,078	6,362
Industrias Penoles S.A.B. de C.V.*	46,814	2,092
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	338,927	714
Prologis Property Mexico S.A. de C.V.	229,872	941
Promotora y Operadora de Infraestructura S.A.B. de C.V.	42,835	586
Qualitas Controladora S.A.B. de C.V.	42,030	383
Southern Copper Corp.	21,073	2,557
Wal-Mart de Mexico S.A.B. de C.V.	1,237,721	3,824
		47,838
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  63 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Netherlands – 0.0%
Nebius Group N.V.(2) *	83,223	$—
Peru – 0.2%
Cia de Minas Buenaventura S.A.A. ADR	37,551	914
Credicorp Ltd.	15,710	4,183
		5,097
Philippines – 0.4%
Ayala Corp.	62,327	517
Ayala Land, Inc.	1,586,860	664
Bank of the Philippine Islands	479,515	948
BDO Unibank, Inc.	557,120	1,273
International Container Terminal Services, Inc.	234,560	1,900
Jollibee Foods Corp.	117,233	431
Manila Electric Co.	62,490	569
Metropolitan Bank & Trust Co.	381,169	446
PLDT, Inc.	19,380	367
SM Investments Corp.	54,402	688
SM Prime Holdings, Inc.	2,457,513	949
		8,752
Poland – 1.0%
Allegro.eu S.A.*	162,351	1,590
Bank Millennium S.A.*	138,333	549
Bank Polska Kasa Opieki S.A.	43,020	2,068
Budimex S.A.	2,706	379
CCC S.A.*	13,162	658
CD Projekt S.A.	14,956	1,113
Dino Polska S.A.(3) *	117,246	1,411
KGHM Polska Miedz S.A.*	31,941	1,409
LPP S.A.	262	1,275
mBank S.A.*	3,279	814
ORLEN S.A.	136,663	3,253
PGE Polska Grupa Energetyczna S.A.*	211,357	625
Powszechna Kasa Oszczednosci Bank Polski S.A.	204,553	3,966
Powszechny Zaklad Ubezpieczen S.A.	141,874	2,122
Santander Bank Polska S.A.	9,661	1,257
Zabka Group S.A.*	62,781	405
		22,894
Qatar – 0.7%
Al Rayan Bank	1,353,610	884
Barwa Real Estate Co.	512,921	376
Commercial Bank PSQC (The)	790,702	996
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Qatar – 0.7%continued
Dukhan Bank	419,647	$409
Industries Qatar QSC	361,601	1,243
Mesaieed Petrochemical Holding Co.	1,331,784	475
Ooredoo QPSC	181,848	683
Qatar Electricity & Water Co. QSC	100,340	438
Qatar Fuel QSC	134,236	556
Qatar Gas Transport Co. Ltd.	647,996	819
Qatar International Islamic Bank QSC	229,820	686
Qatar Islamic Bank QPSC	412,994	2,706
Qatar National Bank QPSC	1,074,303	5,487
		15,758
Romania – 0.0%
NEPI Rockcastle N.V.*	135,388	1,086
Russia – 0.0%
Alrosa PJSC(2) (4)	695,290	—
Gazprom PJSC ADR(2) *	134	—
Mobile TeleSystems PJSC ADR(2) *	121,420	—
Novatek PJSC GDR (Registered)(2) *	24,702	—
PhosAgro PJSC(2) (4) *	224	—
Polyus PJSC(2) (4) *	93,590	—
Rosneft Oil Co. PJSC(2)	318,005	—
Sberbank of Russia PJSC(2) (4)	2,882,082	—
Sberbank of Russia PJSC (Moscow Exchange)(2) (4) *	56,000	—
Severstal PAO(2) (4)	55,330	—
Severstal PAO GDR (Registered)(2) (4) *	1,839	—
Surgutneftegas PAO ADR(2) (4) *	4,629	—
VK CO Ltd. GDR(2) (4) *	30,900	—
VTB Bank PJSC(2) (4) *	160,113	—
VTB Bank PJSC GDR(2) (3) *	11,036	—
VTB Bank PJSC GDR (Registered)(2) (4) *	43,343	—
X5 Retail Group N.V. GDR (Registered)(2) (4) *	32,705	—
		—
Saudi Arabia – 3.2%
ACWA Power Co.*	35,933	2,056
Ades Holding Co.	73,467	320
Al Rajhi Bank	457,869	13,072
Al Rajhi Co. for Co-operative Insurance*	8,952	289
Alinma Bank	290,972	2,083
Almarai Co. JSC	116,404	1,563
Arab National Bank	221,123	1,460
See Notes to the Financial Statements.
EQUITY FUNDS 64 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Saudi Arabia – 3.2%continued
Arabian Internet & Communications Services Co.	5,701	$392
Bank AlBilad	174,504	1,341
Bank Al-Jazira*	143,284	489
Banque Saudi Fransi	291,134	1,388
Bupa Arabia for Cooperative Insurance Co.	18,772	826
Co for Cooperative Insurance (The)	16,155	587
Dallah Healthcare Co.	9,581	386
Dar Al Arkan Real Estate Development Co.*	115,654	614
Dr. Sulaiman Al Habib Medical Services Group Co.	20,454	1,474
Elm Co.	5,630	1,348
Etihad Etisalat Co.	88,668	1,602
Jabal Omar Development Co.*	129,720	672
Jarir Marketing Co.	129,200	481
Makkah Construction & Development Co.	21,474	512
Mouwasat Medical Services Co.	23,031	453
Nahdi Medical Co.	8,295	263
Riyad Bank	344,893	2,508
SABIC Agri-Nutrients Co.	54,703	1,741
Sahara International Petrochemical Co.	77,507	422
SAL Saudi Logistics Services	8,701	420
Saudi Arabian Mining Co.*	317,635	5,425
Saudi Arabian Oil Co.	1,412,325	9,283
Saudi Aramco Base Oil Co.	11,293	269
Saudi Awwal Bank	238,940	2,048
Saudi Basic Industries Corp.	210,722	3,463
Saudi Electricity Co.	185,051	750
Saudi Investment Bank (The)	127,346	484
Saudi National Bank (The)	687,445	7,197
Saudi Research & Media Group*	8,806	429
Saudi Tadawul Group Holding Co.	11,247	618
Saudi Telecom Co.	468,352	5,511
Yanbu National Petrochemical Co.	63,280	590
		74,829
South Africa – 3.0%
Absa Group Ltd.	198,682	2,088
Bid Corp. Ltd.	79,212	1,985
Bidvest Group Ltd.	78,049	958
Capitec Bank Holdings Ltd.	20,323	4,093
Clicks Group Ltd.	56,313	1,150
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
South Africa – 3.0%continued
Discovery Ltd.	126,681	$1,450
E Media Holdings Ltd.	48,384	5
FirstRand Ltd.	1,179,894	5,309
Gold Fields Ltd.	208,989	8,864
Harmony Gold Mining Co. Ltd.	133,494	2,430
Impala Platinum Holdings Ltd.	211,087	2,707
MTN Group Ltd.	406,633	3,423
Naspers Ltd., Class N	36,450	13,250
Nedbank Group Ltd.	108,402	1,339
Old Mutual Ltd.	939,823	728
OUTsurance Group Ltd.	206,651	858
Pepkor Holdings Ltd.	827,635	1,166
Remgro Ltd.	115,298	1,120
Sanlam Ltd.	418,907	2,028
Sasol Ltd.*	129,561	809
Shoprite Holdings Ltd.	112,851	1,792
Sibanye Stillwater Ltd.*	660,547	1,874
Standard Bank Group Ltd.	307,454	4,211
Valterra Platinum Ltd.	61,892	4,419
Vodacom Group Ltd.	145,741	1,125
		69,181
South Korea – 10.3%
Alteogen, Inc.*	9,378	3,074
Amorepacific Corp.	7,058	616
Celltrion, Inc.	37,961	4,703
Coway Co. Ltd.	12,553	879
DB Insurance Co. Ltd.	10,964	1,079
Doosan Bobcat, Inc.*	13,164	522
Doosan Co. Ltd.	1,795	698
Doosan Enerbility Co. Ltd.*	104,750	4,704
Ecopro B.M. Co. Ltd.*	11,191	907
Ecopro Co. Ltd.	22,812	777
Hana Financial Group, Inc.	66,713	4,168
Hanjin Kal Corp.	5,437	390
Hankook Tire & Technology Co. Ltd.	16,769	460
Hanmi Semiconductor Co. Ltd.	9,653	667
Hanwha Aerospace Co. Ltd.	7,700	6,073
Hanwha Ocean Co. Ltd.*	28,635	2,249
Hanwha Systems Co. Ltd.	16,688	706
HD Hyundai Co. Ltd.	10,354	1,149
HD Hyundai Electric Co. Ltd.	5,500	2,294
HD Hyundai Heavy Industries Co. Ltd.	5,252	1,932
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	9,936	2,923
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  65 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
South Korea – 10.3%continued
HLB, Inc.*	28,125	$761
HMM Co. Ltd.	59,355	846
HYBE Co. Ltd.*	5,214	991
Hyosung Heavy Industries Corp.	1,281	1,236
Hyundai Glovis Co. Ltd.	9,032	1,068
Hyundai Mobis Co. Ltd.	13,943	2,981
Hyundai Motor Co.	31,284	4,809
Hyundai Rotem Co. Ltd.	17,852	2,792
Industrial Bank of Korea	67,443	939
Kakao Corp.	72,294	3,090
KakaoBank Corp.	41,311	704
KB Financial Group, Inc.	84,716	6,996
Kia Corp.	55,754	4,008
Korea Aerospace Industries Ltd.	17,385	1,338
Korea Electric Power Corp.	60,227	1,553
Korea Investment Holdings Co. Ltd.	9,317	971
Korea Zinc Co. Ltd.	860	564
Korean Air Lines Co. Ltd.	44,652	726
Krafton, Inc.*	6,701	1,395
KT&G Corp.	22,907	2,180
LG Chem Ltd.	11,588	2,306
LG Corp.	21,130	1,089
LG Display Co. Ltd.*	65,190	673
LG Electronics, Inc.	25,495	1,379
LG Energy Solution Ltd.*	10,967	2,725
LG H&H Co. Ltd.	2,187	447
LG Uplus Corp.	47,928	525
LIG Nex1 Co. Ltd.	3,097	1,131
LS Electric Co. Ltd.	3,345	684
Meritz Financial Group, Inc.	18,222	1,473
Mirae Asset Securities Co. Ltd.	53,309	818
NAVER Corp.	33,328	6,363
NH Investment & Securities Co. Ltd.	31,852	442
Orion Corp.	5,064	374
POSCO Future M Co. Ltd.*	8,152	837
POSCO Holdings, Inc.	17,095	3,377
Posco International Corp.	11,613	400
Samsung Biologics Co. Ltd.*	4,186	2,981
Samsung C&T Corp.	19,978	2,644
Samsung Electro-Mechanics Co. Ltd.	12,750	1,769
Samsung Electronics Co. Ltd.	1,105,288	66,435
Samsung Fire & Marine Insurance Co. Ltd.	6,988	2,247
Samsung Heavy Industries Co. Ltd.*	165,016	2,582
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
South Korea – 10.3%continued
Samsung Life Insurance Co. Ltd.	18,715	$2,101
Samsung SDI Co. Ltd.	15,112	2,217
Samsung SDS Co. Ltd.	10,010	1,171
Samyang Foods Co. Ltd.	933	1,015
Shinhan Financial Group Co. Ltd.	102,253	5,142
SK Biopharmaceuticals Co. Ltd.*	7,283	529
SK Hynix, Inc.	127,451	31,867
SK Innovation Co. Ltd.	15,998	1,145
SK Square Co. Ltd.*	21,681	3,127
SK Telecom Co. Ltd.	12,095	468
SK, Inc.	8,145	1,229
S-Oil Corp.*	10,768	478
Woori Financial Group, Inc.	156,202	2,895
Yuhan Corp.	12,437	1,066
		239,069
Taiwan – 19.0%
Accton Technology Corp.	118,000	4,085
Acer, Inc.	700,800	715
Advantech Co. Ltd.	103,661	1,089
Alchip Technologies Ltd.	17,873	2,046
ASE Technology Holding Co. Ltd.	773,055	4,194
Asia Cement Corp.	517,567	647
Asia Vital Components Co. Ltd.	77,250	2,507
Asustek Computer, Inc.	164,546	3,615
AUO Corp.*	1,468,430	659
Caliway Biopharmaceuticals Co. Ltd.*	236,000	1,439
Catcher Technology Co. Ltd.	133,111	797
Cathay Financial Holding Co. Ltd.	2,222,868	4,789
Chailease Holding Co. Ltd.	359,169	1,317
Chang Hwa Commercial Bank Ltd.	1,482,053	956
Cheng Shin Rubber Industry Co. Ltd.	457,184	565
China Airlines Ltd.	620,000	425
China Steel Corp.	2,783,800	1,776
Chunghwa Telecom Co. Ltd.	881,260	3,858
Compal Electronics, Inc.	989,759	1,054
CTBC Financial Holding Co. Ltd.	3,901,707	5,497
Delta Electronics, Inc.	455,211	12,760
E Ink Holdings, Inc.	201,000	1,591
E.Sun Financial Holding Co. Ltd.	3,387,721	3,710
Eclat Textile Co. Ltd.	48,512	700
Elite Material Co. Ltd.	70,071	2,843
eMemory Technology, Inc.	14,000	931
Eva Airways Corp.	661,996	829
Evergreen Marine Corp. Taiwan Ltd.	253,544	1,491
See Notes to the Financial Statements.
EQUITY FUNDS 66 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Taiwan – 19.0%continued
Far Eastern New Century Corp.	648,587	$592
Far EasTone Telecommunications Co. Ltd.	414,345	1,201
Feng TAY Enterprise Co. Ltd.	129,199	522
First Financial Holding Co. Ltd.	2,682,843	2,629
Formosa Chemicals & Fibre Corp.	808,499	791
Formosa Plastics Corp.	869,201	1,101
Fortune Electric Co. Ltd.	35,942	688
Fubon Financial Holding Co. Ltd.	1,962,668	5,699
Gigabyte Technology Co. Ltd.	126,994	1,249
Global Unichip Corp.	20,000	885
Globalwafers Co. Ltd.	62,709	969
Hon Hai Precision Industry Co. Ltd.	2,916,172	20,778
Hotai Motor Co. Ltd.	75,361	1,469
Hua Nan Financial Holdings Co. Ltd.	2,040,305	1,983
Innolux Corp.	1,894,457	897
International Games System Co. Ltd.	51,187	1,325
Inventec Corp.	628,314	946
Jentech Precision Industrial Co. Ltd.	20,752	1,643
KGI Financial Holding Co. Ltd.	3,814,015	1,872
King Slide Works Co. Ltd.	13,000	1,410
Largan Precision Co. Ltd.	21,835	1,688
Lite-On Technology Corp.	493,964	2,818
Lotes Co. Ltd.	19,906	1,012
MediaTek, Inc.	354,981	15,388
Mega Financial Holding Co. Ltd.	2,773,700	3,869
Micro-Star International Co. Ltd.	158,449	606
Nan Ya Plastics Corp.	1,204,951	1,564
Nien Made Enterprise Co. Ltd.	40,000	558
Novatek Microelectronics Corp.	137,988	1,933
Pegatron Corp.	467,594	1,090
PharmaEssentia Corp.	67,824	1,147
President Chain Store Corp.	134,220	1,093
Quanta Computer, Inc.	631,440	6,027
Realtek Semiconductor Corp.	113,286	2,048
Shanghai Commercial & Savings Bank (The) Ltd.	934,798	1,290
SinoPac Financial Holdings Co. Ltd.	2,881,705	2,366
Synnex Technology International Corp.	267,554	556
Taiwan Business Bank	1,719,053	888
Taiwan Cooperative Financial Holding Co. Ltd.	2,559,032	2,072
Taiwan High Speed Rail Corp.	466,765	431
Taiwan Mobile Co. Ltd.	408,076	1,460
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Taiwan – 19.0%continued
Taiwan Semiconductor Manufacturing Co. Ltd.	5,749,570	$250,131
TCC Group Holdings Co. Ltd.	1,609,231	1,270
TS Financial Holding Co. Ltd.	4,954,822	2,930
Unimicron Technology Corp.	303,942	1,523
Uni-President Enterprises Corp.	1,131,150	2,908
United Microelectronics Corp.	2,632,175	3,935
Vanguard International Semiconductor Corp.	244,033	818
Voltronic Power Technology Corp.	18,000	551
Wan Hai Lines Ltd.	148,005	361
Wistron Corp.	696,925	3,203
Wiwynn Corp.	26,000	2,827
WPG Holdings Ltd.	357,290	776
Ya Hsin Industrial Co. Ltd.(2) *	121,548	—
Yageo Corp.	386,500	2,163
Yang Ming Marine Transport Corp.	416,000	724
Yuanta Financial Holding Co. Ltd.	2,501,486	2,857
Zhen Ding Technology Holding Ltd.	158,850	871
		443,286
Thailand – 1.0%
Advanced Info Service PCL (Registered)	194,000	1,742
Advanced Info Service PCL NVDR	54,999	494
Airports of Thailand PCL NVDR	961,500	1,202
Bangkok Dusit Medical Services PCL NVDR	2,559,900	1,620
Bumrungrad Hospital PCL NVDR	134,787	733
Central Pattana PCL NVDR	468,000	809
Charoen Pokphand Foods PCL NVDR	858,957	591
CP ALL PCL (Registered)	905,200	1,320
CP ALL PCL NVDR†	356,436	520
CP AXTRA PCL NVDR (Registered)	491,149	341
Delta Electronics Thailand PCL NVDR	727,400	3,561
Gulf Development PCL NVDR (Registered)*	1,044,886	1,404
Kasikornbank PCL NVDR	128,500	665
Krung Thai Bank PCL (Registered)	563,250	431
Krung Thai Bank PCL NVDR	277,393	213
Minor International PCL NVDR†	842,730	602
PTT Exploration & Production PCL (Registered)	242,500	864
PTT Exploration & Production PCL NVDR†	94,643	338
PTT PCL (Registered)	1,835,000	1,883
PTT PCL NVDR	492,300	505
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  67 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
Thailand – 1.0%continued
SCB X PCL (Registered)	145,800	$578
SCB X PCL NVDR	54,476	216
Siam Cement (The) PCL (Registered)	51,000	362
Siam Cement (The) PCL NVDR	131,998	937
TMBThanachart Bank PCL NVDR†	6,584,000	386
True Corp. PCL NVDR (Registered)*	2,283,123	733
		23,050
Turkey – 0.4%
Akbank T.A.S.	752,381	1,135
Anadolu Efes Biracilik Ve Malt Sanayii A.S.(5)	8	—
Aselsan Elektronik Sanayi Ve Ticaret A.S.	312,508	1,616
BIM Birlesik Magazalar A.S.	107,352	1,397
Eregli Demir ve Celik Fabrikalari T.A.S.	863,320	611
Ford Otomotiv Sanayi A.S.	161,855	386
Haci Omer Sabanci Holding A.S.	267,211	558
Is Gayrimenkul Yatirim Ortakligi A.S.*	1	—
KOC Holding A.S.	168,139	700
Turk Hava Yollari A.O.	134,583	1,020
Turkcell Iletisim Hizmetleri A.S.	295,456	696
Turkiye Is Bankasi A.S., Class C	1,986,419	676
Turkiye Petrol Rafinerileri A.S.	218,378	982
Yapi ve Kredi Bankasi A.S.*	741,010	605
		10,382
United Arab Emirates – 1.4%
Abu Dhabi Commercial Bank PJSC	683,154	2,712
Abu Dhabi Islamic Bank PJSC	339,533	2,014
Abu Dhabi National Oil Co. for Distribution PJSC	691,194	715
ADNOC Drilling Co. PJSC	751,279	1,152
Adnoc Gas PLC	1,434,651	1,384
Aldar Properties PJSC	911,506	2,352
Americana Restaurants International PLC - Foreign Co.	691,650	371
Dubai Electricity & Water Authority PJSC	1,431,094	1,056
Dubai Islamic Bank PJSC	665,644	1,735
Emaar Development PJSC	243,397	892
Emaar Properties PJSC	1,551,219	5,514
Emirates NBD Bank PJSC	442,336	2,924
Emirates Telecommunications Group Co. PJSC	815,444	4,185
First Abu Dhabi Bank PJSC	1,032,202	4,404
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.9% (1)continued
United Arab Emirates – 1.4%continued
Multiply Group PJSC*	729,128	$578
Salik Co. PJSC	414,008	677
		32,665
United Kingdom – 0.4%
Anglogold Ashanti PLC	117,653	8,298
Metlen Energy & Metals PLC*	22,088	1,228
Metlen Energy & Metals PLC*	2,258	126
		9,652
United States – 0.1%
JBS N.V. BDR*	83,818	1,249
Legend Biotech Corp. ADR*	16,311	532
		1,781
Total Common Stocks
(Cost $1,253,557)		2,231,431

PREFERRED STOCKS – 1.6% (1)
Brazil – 1.1%
Banco Bradesco S.A.*	1,256,894	4,185
Centrais Eletricas Brasileiras S.A., Class B, 3.49%(6)	49,941	522
Cia Energetica de Minas Gerais, 2.95%(6)	414,321	863
Cia Paranaense de Energia - Copel, Class B, 3.40%(6)	239,800	583
Gerdau S.A., 2.89%(6)	291,246	911
Itau Unibanco Holding S.A., 2.91%(6)	1,246,467	9,141
Itausa S.A., 0.97%(6)	1,347,479	2,919
Petroleo Brasileiro S.A. - Petrobras, 2.55%(6)	1,083,361	6,381
		25,505
Chile – 0.1%
Sociedad Quimica y Minera de Chile S.A., Class B*	33,925	1,464
Colombia – 0.0%
Grupo Cibest S.A., 7.64%(6)	105,067	1,369
India – 0.0%
TVS Motor Co. Ltd.(2) *	200,968	22
South Korea – 0.4%
Hyundai Motor Co., 8.00%(6)	5,162	601
See Notes to the Financial Statements.
EQUITY FUNDS 68 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 1.6% (1)continued
South Korea – 0.4%continued
Hyundai Motor Co. (2nd Preferred), 7.87%(6)	7,847	$930
Samsung Electronics Co. Ltd., 2.19%(6)	190,573	9,060
		10,591
Total Preferred Stocks
(Cost $27,170)		38,951

INVESTMENT COMPANIES – 2.5%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.18%(7) (8) (9)	1,999,920	2,000
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(7) (8)	55,637,276	55,637
Total Investment Companies
(Cost $57,637)		57,637

Total Investments – 100.0%
(Cost $1,338,364)		2,328,019
Liabilities less Other Assets – (0.0%)		(595)
Net Assets – 100.0%		$2,327,424

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At September 30,
2025, the value of these securities amounted to approximately $1,411,000 or 0.1% of net assets.

(4)	Restricted security. At September 30, 2025, the value of these restricted securities amounted to $0 or 0.0% of net assets. Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Alrosa PJSC	5/30/14-8/20/20	$775
PhosAgro PJSC	7/12/16-1/17/19	3
Polyus PJSC	11/30/17-3/25/21	1,046
Sberbank of Russia PJSC	5/7/09-6/17/21	5,525
Sberbank of Russia PJSC (Moscow Exchange)	3/7/07-8/29/08	193
Severstal PAO	2/26/10-3/25/21	815
Severstal PAO GDR (Registered)	7/30/09	12
Surgutneftegas PAO ADR	4/21/16	25
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
VK CO Ltd. GDR	11/30/20-3/5/21	$879
VTB Bank PJSC	4/21/16-8/20/20	818
VTB Bank PJSC GDR (Registered)	4/2/09-7/30/09	91
X5 Retail Group N.V. GDR (Registered)	5/31/18-2/18/21	953

(5)	Value rounds to less than one thousand.
(6)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of September 30, 2025 is disclosed.
(9)	Investment of securities lending cash collateral in connection with securities lending.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CPO – Certificado de Participación Ordinario

GDR – Global Depositary Receipt

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt
Percentages shown are based on Net Assets.
At September 30, 2025, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP Paribas	United States Dollar	—	Hong Kong Dollar	—	12/17/25	$—
Citibank	Taiwan Dollar	91,310	United States Dollar	3,037	12/17/25	22
Citibank	United States Dollar	1,527	Taiwan Dollar	46,267	12/17/25	1
Goldman Sachs	Indian Rupee	67,675	United States Dollar	762	12/17/25	4
Goldman Sachs	Korean Won	356,668	United States Dollar	257	12/17/25	2
Subtotal Appreciation						29
Citibank	Brazilian Real	6,175	United States Dollar	1,116	12/17/25	(23)
Morgan Stanley	United States Dollar	633	Indian Rupee	56,399	12/17/25	(1)
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  69 EQUITY FUNDS

Schedule of Investments

EMERGING MARKETS EQUITY INDEX FUND continued	September 30, 2025 (UNAUDITED)
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
UBS	South African Rand	4,908	United States Dollar	280	12/17/25	$(2)
Subtotal Depreciation						(26)
Total						$3
At September 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
MSCI Emerging Markets Index (United States Dollar)	980	$66,625	Long	12/25	$705

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
At September 30, 2025, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Information Technology	25.0%
Financials	21.6
Consumer Discretionary	13.2
Communication Services	10.2
Industrials	6.5
Materials	6.3
Consumer Staples	3.9
Energy	3.7
Health Care	3.4
Utilities	2.3
Real Estate	1.4
Short-Term Investments	2.5
Total Investments	100.0
Liabilities less Other Assets	(0.0)
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$70,874	$—	$—	$70,874
Chile	8,955	—	—	8,955
China	32,611	669,016	—	701,627
Colombia	1,534	—	—	1,534
Egypt	1,611	—	—	1,611
Kazakhstan	492	—	—	492
Mexico	47,838	—	—	47,838
Peru	5,097	—	—	5,097
South Africa	5	69,176	—	69,181
United Kingdom	1,354	8,298	—	9,652
United States	1,781	—	—	1,781
All Other Countries(1)	—	1,312,789	—	1,312,789
Total Common Stocks	172,152	2,059,279	—	2,231,431
Preferred Stocks:
India	—	—	22	22
South Korea	—	10,591	—	10,591
All Other Countries(1)	28,338	—	—	28,338
Total Preferred Stocks	28,338	10,591	22	38,951
Investment Companies	57,637	—	—	57,637
Total Investments	$258,127	$2,069,870	$22	$2,328,019
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$29	$—	$29
Futures Contracts	705	—	—	705
Liabilities
Forward Foreign Currency Exchange Contracts	—	(26)	—	(26)
Total Other Financial Instruments	$705	$3	$—	$708

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 70 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND	September 30, 2025 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)
Australia – 5.3%
Abacus Group	150,237	$123
Abacus Storage King	163,252	151
Arena REIT	145,023	373
BWP Trust	213,960	528
Centuria Industrial REIT	197,548	457
Centuria Office REIT	124,803	99
Charter Hall Long Wale REIT	241,809	705
Charter Hall Retail REIT	201,381	552
Charter Hall Social Infrastructure REIT	116,719	262
Dexus	395,074	1,880
Dexus Industria REIT	87,871	166
Goodman Group	739,315	16,097
GPT Group (The)	704,955	2,507
Growthpoint Properties Australia Ltd.	97,978	167
HomeCo Daily Needs REIT	658,689	592
Ingenia Communities Group	136,898	493
Mirvac Group	1,427,524	2,146
National Storage REIT	428,203	667
Region Group	431,076	683
Scentre Group	1,891,916	5,119
Stockland	870,551	3,536
Vicinity Ltd.	1,403,690	2,345
Waypoint REIT Ltd.	226,448	405
		40,053
Austria – 0.1%
CA Immobilien Anlagen A.G.	13,461	369
CPI Europe A.G.*	13,145	287
		656
Belgium – 0.8%
Aedifica S.A.	17,116	1,271
Cofinimmo S.A.	13,703	1,190
Montea N.V.	7,251	586
Retail Estates N.V.	4,668	348
Shurgard Self Storage Ltd.	12,316	467
Vastned N.V.	3,480	123
Warehouses De Pauw - C.V.A.	72,605	1,822
Xior Student Housing N.V.	14,036	483
		6,290
Brazil – 0.2%
Allos S.A.	135,359	658
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Brazil – 0.2%continued
Iguatemi S.A.	82,000	$375
Multiplan Empreendimentos Imobiliarios S.A.*	123,372	674
		1,707
Canada – 1.0%
Allied Properties Real Estate Investment Trust	22,864	341
Artis Real Estate Investment Trust	20,185	91
Boardwalk Real Estate Investment Trust	8,934	444
BSR Real Estate Investment Trust	11,449	143
Canadian Apartment Properties REIT	28,575	836
Choice Properties Real Estate Investment Trust	59,016	623
Crombie Real Estate Investment Trust	20,454	222
CT Real Estate Investment Trust	21,037	245
Dream Industrial Real Estate Investment Trust	51,221	457
First Capital Real Estate Investment Trust	38,341	545
Granite Real Estate Investment Trust	11,300	628
H&R Real Estate Investment Trust	47,008	380
InterRent Real Estate Investment Trust	26,984	259
Killam Apartment Real Estate Investment Trust	20,637	266
Northwest Healthcare Properties Real Estate Investment Trust	47,357	173
Primaris Real Estate Investment Trust	19,478	215
RioCan Real Estate Investment Trust	51,439	700
Slate Grocery REIT, Class U	10,998	115
SmartCentres Real Estate Investment Trust	26,637	512
StorageVault Canada, Inc.	84,741	315
		7,510
Chile – 0.1%
Parque Arauco S.A.	245,012	620
China – 1.9%
C&D International Investment Group Ltd.	321,549	739
China Jinmao Holdings Group Ltd.	1,986,042	396
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	193,800	276
China Overseas Grand Oceans Group Ltd.	600,500	192
China Overseas Land & Investment Ltd.	1,387,042	2,563
China Resources Land Ltd.	1,165,398	4,556
China Vanke Co. Ltd., Class A*	223,740	216
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  71 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
China – 1.9%continued
China Vanke Co. Ltd., Class H*	794,841	$570
Gemdale Properties & Investment Corp. Ltd.* †	2,130,000	53
Greentown China Holdings Ltd.	364,000	445
Guangzhou R&F Properties Co. Ltd., Class H*	674,000	60
Hopson Development Holdings Ltd.*	446,273	198
Longfor Group Holdings Ltd.	753,071	1,152
Poly Developments and Holdings Group Co. Ltd., Class A	252,000	278
Poly Property Group Co. Ltd.	819,000	184
Radiance Holdings Group Co. Ltd.*	297,000	102
Sasseur Real Estate Investment Trust	213,400	113
Seazen Group Ltd.*	867,904	286
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	108,216	83
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	31,500	243
Shenzhen Investment Ltd.*	1,071,191	122
Shui On Land Ltd.	1,178,777	112
Sunac China Holdings Ltd.* †	3,060,000	670
Yanlord Land Group Ltd.* †	219,000	126
Yuexiu Property Co. Ltd.	509,674	342
		14,077
Egypt – 0.1%
Talaat Moustafa Group	276,279	328
Finland – 0.1%
Citycon OYJ*	27,857	107
Kojamo OYJ*	50,303	641
		748
France – 1.7%
Altarea S.C.A.	2,187	270
Carmila S.A.*	22,697	470
Covivio S.A./France	20,102	1,356
Gecina S.A.	16,620	1,666
ICADE	11,877	300
Klepierre S.A.	77,987	3,038
Mercialys S.A.	36,173	466
Nexity S.A.*	13,865	180
Unibail-Rodamco-Westfield*	44,211	4,662
		12,408
Germany – 1.9%
Aroundtown S.A.*	287,568	1,103
Grand City Properties S.A.*	25,550	337
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Germany – 1.9%continued
Hamborner REIT A.G.	28,693	$191
LEG Immobilien S.E.	27,788	2,209
Sirius Real Estate Ltd.	548,724	723
TAG Immobilien A.G.	63,428	1,097
Vonovia S.E.	273,500	8,536
		14,196
Greece – 0.0%
LAMDA Development S.A.*	23,431	214
Hong Kong – 3.4%
CK Asset Holdings Ltd.	698,500	3,390
Fortune Real Estate Investment Trust	545,000	354
Hang Lung Group Ltd.	290,000	547
Hang Lung Properties Ltd.	715,674	803
Henderson Land Development Co. Ltd.	525,555	1,855
Hongkong Land Holdings Ltd.	395,618	2,503
Hysan Development Co. Ltd.	217,045	443
Kerry Properties Ltd.	209,099	561
Link REIT	944,226	4,857
Sino Land Co. Ltd.	1,343,144	1,700
Sun Hung Kai Properties Ltd.	526,925	6,320
Wharf Real Estate Investment Co. Ltd.	613,317	1,814
Yuexiu Real Estate Investment Trust	1,001,477	120
		25,267
India – 1.6%
Anant Raj Ltd.	42,719	336
Brigade Enterprises Ltd.	49,179	496
Brookfield India Real Estate Trust	120,226	465
DLF Ltd.	268,753	2,159
Embassy Office Parks REIT	307,977	1,464
Godrej Properties Ltd.*	54,221	1,204
Keystone Realtors Ltd.	11,345	75
Lodha Developers Ltd.	109,734	1,406
Mahindra Lifespace Developers Ltd.	40,041	160
Mindspace Business Parks REIT	75,144	385
NESCO Ltd.	7,499	111
Nexus Select Trust	294,956	550
Oberoi Realty Ltd.	45,547	811
Phoenix Mills (The) Ltd.	73,105	1,281
Prestige Estates Projects Ltd.	61,922	1,053
Puravankara Ltd.*	20,475	61
Raymond Realty Ltd.*	10,028	65
SignatureGlobal India Ltd.*	10,712	128
See Notes to the Financial Statements.
EQUITY FUNDS 72 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
India – 1.6%continued
Sunteck Realty Ltd.	19,915	$93
TARC Ltd.*	38,086	67
		12,370
Indonesia – 0.1%
Ciputra Development Tbk PT	3,603,336	203
Pakuwon Jati Tbk PT	5,524,140	125
Rimo International Lestari Tbk PT(2) *	42,545,100	—
		328
Ireland – 0.0%
Irish Residential Properties REIT PLC	207,288	239
Israel – 1.0%
Africa Israel Residences Ltd.	2,449	193
Amot Investments Ltd.	91,549	685
Aura Investments Ltd.	57,666	383
Azrieli Group Ltd.	15,548	1,545
Blue Square Real Estate Ltd.	2,156	236
Electra Real Estate Ltd.*	12,502	190
Israel Canada T.R Ltd.	67,601	299
Isras Holdings Ltd.*	1,523	171
Isras Investment Co. Ltd.	452	121
Mega Or Holdings Ltd.	8,694	471
Melisron Ltd.	8,684	1,050
Mivne Real Estate KD Ltd.	206,552	806
Prashkovsky Investments and Construction Ltd.	2,607	105
REIT 1 Ltd.	74,471	551
Sella Capital Real Estate Ltd.	89,677	292
Summit Real Estate Holdings Ltd.	14,719	285
YH Dimri Construction & Development Ltd.	3,391	391
		7,774
Japan – 9.8%
Activia Properties, Inc.	775	706
Advance Residence Investment Corp.	1,047	1,176
AEON REIT Investment Corp.	573	502
Comforia Residential REIT, Inc.	242	532
CRE Logistics REIT, Inc.	191	196
Daiwa House Industry Co. Ltd.	203,900	7,330
Daiwa House REIT Investment Corp.	1,580	1,346
Daiwa Office Investment Corp.	192	474
Daiwa Securities Living Investments Corp.	748	543
Frontier Real Estate Investment Corp.	862	520
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Japan – 9.8%continued
Fukuoka REIT Corp.†	252	$323
Global One Real Estate Investment Corp.	363	351
GLP J-REIT	1,644	1,517
Goldcrest Co. Ltd.	5,600	127
Hankyu Hanshin REIT, Inc.	261	301
Heiwa Real Estate Co. Ltd.	13,500	216
Heiwa Real Estate REIT, Inc.	409	420
Hoshino Resorts REIT, Inc.	205	373
Hulic Co. Ltd.	169,240	1,855
Hulic REIT, Inc.	474	543
Ichigo Office REIT Investment Corp.	398	254
Ichigo, Inc.	67,800	194
Industrial & Infrastructure Fund Investment Corp.	896	823
Invincible Investment Corp.	2,752	1,256
Japan Excellent, Inc.	397	390
Japan Hotel REIT Investment Corp.	1,831	1,104
Japan Logistics Fund, Inc.	930	615
Japan Metropolitan Fund Invest	2,643	2,032
Japan Prime Realty Investment Corp.	1,219	850
Japan Real Estate Investment Corp.	2,315	1,949
Katitas Co. Ltd.	18,900	356
KDX Realty Investment Corp.	1,506	1,715
Keihanshin Building Co. Ltd.	11,200	124
LaSalle Logiport REIT	644	625
Leopalace21 Corp.	61,500	297
Mirai Corp.	728	239
Mitsubishi Estate Co. Ltd.	386,680	8,905
Mitsubishi Estate Logistics REIT Investment Corp.	533	439
Mitsui Fudosan Accommodations Fund, Inc.	881	786
Mitsui Fudosan Co. Ltd.	961,586	10,505
Mitsui Fudosan Logistics Park, Inc.	1,172	843
Mori Hills REIT Investment Corp.	537	519
Mori Trust REIT, Inc.	974	499
Nippon Building Fund, Inc.	2,820	2,661
Nippon Prologis REIT, Inc.	2,419	1,413
NIPPON REIT Investment Corp.	642	420
Nomura Real Estate Holdings, Inc.	201,500	1,285
Nomura Real Estate Master Fund, Inc.	1,448	1,571
NTT UD REIT Investment Corp.	517	476
Orix JREIT, Inc.	1,919	1,300
Samty Residential Investment Corp.	104	81
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  73 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Japan – 9.8%continued
Sekisui House REIT, Inc.	1,550	$834
SOSiLA Logistics REIT, Inc.	227	182
Star Asia Investment Corp.	958	391
Sumitomo Realty & Development Co. Ltd.	112,425	4,960
Sun Frontier Fudousan Co. Ltd.	11,400	180
Takara Leben Real Estate Investment Corp.	322	205
Tokyo Tatemono Co. Ltd.	69,000	1,381
Tokyu REIT, Inc.	274	371
Tosei Corp.	10,000	235
United Urban Investment Corp.	1,077	1,307
		73,923
Kuwait – 0.2%
Commercial Real Estate Co. K.S.C.	530,495	360
Kuwait Real Estate Co. K.S.C.*	260,044	331
Mabanee Co. KPSC	247,218	798
National Real Estate Co. KPSC*	504,647	131
Salhia Real Estate Co. K.S.C.P.	147,171	190
		1,810
Malaysia – 0.4%
Axis Real Estate Investment Trust	529,362	258
Eco World Development Group Bhd.	403,600	210
IGB Real Estate Investment Trust	569,900	377
IOI Properties Group Bhd.	480,900	239
Mah Sing Group Bhd.	542,600	144
Matrix Concepts Holdings Bhd.	390,050	131
Pavilion Real Estate Investment Trust	626,800	271
Sime Darby Property Bhd.	963,000	337
SP Setia Bhd. Group	882,469	216
Sunway Real Estate Investment Trust	652,600	326
UEM Sunrise Bhd.	567,900	103
		2,612
Mauritius – 0.0%
Lighthouse Properties PLC	434,537	198
Mexico – 0.6%
Concentradora Fibra Danhos S.A. de C.V.	120,953	184
Corp. Inmobiliaria Vesta S.A.B. de C.V.	316,100	897
FIBRA Macquarie Mexico(3)	297,826	512
Fibra Uno Administracion S.A. de C.V.	1,030,233	1,528
Prologis Property Mexico S.A. de C.V.	382,384	1,566
		4,687
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Netherlands – 0.1%
Eurocommercial Properties N.V.	16,667	$522
Wereldhave N.V.	15,614	349
		871
New Zealand – 0.1%
Goodman Property Trust	392,276	484
Kiwi Property Group Ltd.	599,380	367
		851
Norway – 0.0%
Entra ASA*	18,181	217
Public Property Invest A.S.	45,145	106
		323
Philippines – 0.4%
AREIT, Inc.	336,900	249
Ayala Land, Inc.	2,353,981	985
Megaworld Corp.	3,048,001	104
RL Commercial REIT, Inc.	1,960,500	244
Robinsons Land Corp.	551,196	141
SM Prime Holdings, Inc.	3,644,453	1,408
		3,131
Qatar – 0.0%
United Development Co. QSC	660,772	181
Romania – 0.2%
NEPI Rockcastle N.V.*	222,351	1,784
Saudi Arabia – 0.6%
Al Rajhi REIT	100,545	223
Alandalus Property Co.	15,517	83
Arabian Centres Co.	78,216	473
Arriyadh Development Co.	42,269	333
Dar Al Arkan Real Estate Development Co.*	189,231	1,005
Emaar Economic City*	71,453	265
Jadwa REIT Saudi Fund	61,529	180
Makkah Construction & Development Co.	36,412	868
Retal Urban Development Co.	87,936	282
Taiba Investments Co.	48,177	534
		4,246
Singapore – 2.7%
AIMS APAC REIT	193,982	204
CapitaLand Ascendas REIT	1,419,534	3,077
CapitaLand Ascott Trust	952,814	687
CapitaLand China Trust	425,827	261
See Notes to the Financial Statements.
EQUITY FUNDS 74 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Singapore – 2.7%continued
Capitaland India Trust	346,055	$322
CapitaLand Integrated Commercial Trust	2,124,214	3,771
CDL Hospitality Trusts	319,352	199
Centurion Corp. Ltd.	67,500	79
City Developments Ltd.	182,300	978
Digital Core REIT Management Pte Ltd.	286,600	136
ESR-REIT	219,167	476
Far East Hospitality Trust	391,203	184
Frasers Centrepoint Trust	479,709	863
Frasers Logistics & Commercial Trust	1,047,846	774
Hong Fok Corp. Ltd.	134,400	83
Keppel DC REIT	677,966	1,258
Keppel REIT	969,920	760
Lendlease Global Commercial REIT	622,501	302
Mapletree Industrial Trust	782,555	1,294
Mapletree Logistics Trust†	1,299,426	1,261
Mapletree Pan Asia Commercial Trust	850,361	942
Parkway Life Real Estate Investment Trust	164,500	526
Starhill Global REIT	509,290	223
Stoneweg Europe Stapled Trust	126,771	226
Suntec Real Estate Investment Trust	707,591	703
UOL Group Ltd.	166,797	1,010
		20,599
South Africa – 0.5%
Equites Property Fund Ltd.	298,893	278
Fortress Real Estate Investments Ltd., Class B	455,158	608
Growthpoint Properties Ltd.	1,251,257	1,070
Hyprop Investments Ltd.	143,722	389
Redefine Properties Ltd.	2,572,970	741
Resilient REIT Ltd.	105,793	393
Vukile Property Fund Ltd.	425,205	511
		3,990
South Korea – 0.1%
ESR Kendall Square REIT Co. Ltd.	57,998	187
LOTTE REIT Co. Ltd.	62,556	174
SK REITs Co. Ltd.	53,192	190
		551
Spain – 0.4%
Aedas Homes S.A.	3,023	75
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Spain – 0.4%continued
Inmobiliaria Colonial Socimi S.A.	103,939	$681
Merlin Properties Socimi S.A.	145,050	2,199
		2,955
Sweden – 1.7%
Atrium Ljungberg AB, Class B	90,983	306
Castellum AB	133,246	1,508
Catena AB	16,705	762
Cibus Nordic Real Estate AB publ	25,259	455
Corem Property Group AB, Class B†	234,135	103
Dios Fastigheter AB	42,084	292
Fabege AB	72,933	618
Fastighets AB Balder, Class B*	259,471	1,864
FastPartner AB, Class A	21,009	113
Hufvudstaden AB, Class A	41,786	564
Intea Fastigheter AB	28,281	209
Logistea AB, Class B	118,489	193
NP3 Fastigheter AB	11,763	314
Nyfosa AB	60,884	532
Pandox AB	39,659	760
Platzer Fastigheter Holding AB, Class B	23,517	172
Sagax AB, Class B	80,642	1,687
Samhallsbyggnadsbolaget i Norden AB* †	421,599	231
Sveafastigheter AB*	25,832	111
Wallenstam AB, Class B	142,402	662
Wihlborgs Fastigheter AB	103,398	1,012
		12,468
Switzerland – 1.4%
Allreal Holding A.G. (Registered)	5,462	1,278
Hiag Immobilien Holding A.G.	1,791	251
International Workplace Group PLC	271,757	816
Intershop Holding A.G.	2,228	439
Mobimo Holding A.G. (Registered)	2,608	1,071
PSP Swiss Property A.G. (Registered)	16,620	2,858
Swiss Prime Site A.G. (Registered)	29,120	4,076
		10,789
Taiwan – 0.4%
Advancetek Enterprise Co. Ltd.	77,000	107
Chong Hong Construction Co. Ltd.	68,000	171
Crowell Development Corp.	75,600	72
Da-Li Development Co. Ltd.	85,613	138
Farglory Land Development Co. Ltd.	102,462	209
Highwealth Construction Corp.	525,118	694
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  75 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
Taiwan – 0.4%continued
Huaku Development Co. Ltd.	96,890	$305
Kindom Development Co. Ltd.	148,190	175
Prince Housing & Development Corp.	350,000	105
Ruentex Development Co. Ltd.	573,955	558
Sakura Development Co. Ltd.	136,153	217
Yungshin Construction & Development Co. Ltd.	30,000	86
		2,837
Thailand – 0.4%
Amata Corp. PCL NVDR	318,735	158
AP Thailand PCL (Registered)	441,405	121
AP Thailand PCL NVDR	434,904	119
Central Pattana PCL (Registered)	581,626	1,005
Central Pattana PCL NVDR	156,998	271
Land & Houses PCL NVDR†	2,714,200	362
Quality Houses PCL NVDR	2,544,400	107
Sansiri PCL NVDR	5,497,466	248
Supalai PCL (Registered)	280,445	158
Supalai PCL NVDR	144,200	81
WHA Corp. PCL NVDR†	3,112,600	342
		2,972
Turkey – 0.1%
Reysas Gayrimenkul Yatirim Ortakligi A.S.*	250,101	120
Torunlar Gayrimenkul Yatirim Ortakligi A.S.	72,904	131
Ziraat Gayrimenkul Yatirim Ortakligi A.S.	369,036	205
		456
United Arab Emirates – 0.7%
Aldar Properties PJSC	1,397,683	3,607
Deyaar Development PJSC	386,459	105
Dubai Residential REIT	693,338	234
Emaar Development PJSC	366,340	1,342
RAK Properties PJSC*	498,238	201
		5,489
United Kingdom – 2.8%
Big Yellow Group PLC	66,879	874
British Land (The) Co. PLC	360,763	1,695
Derwent London PLC	38,200	900
Empiric Student Property PLC	224,928	281
Grainger PLC	261,595	683
Great Portland Estates PLC	127,457	547
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
United Kingdom – 2.8%continued
Hammerson PLC	180,741	$711
Home REIT PLC(2) *	484,349	148
Land Securities Group PLC	259,879	2,040
LondonMetric Property PLC	847,286	2,074
Primary Health Properties PLC	861,341	1,060
PRS REIT (The) PLC	194,766	294
Safestore Holdings PLC	82,487	734
Segro PLC	466,704	4,130
Shaftesbury Capital PLC	525,557	1,005
Supermarket Income REIT PLC	477,697	506
Target Healthcare REIT PLC	233,598	304
Tritax Big Box REIT PLC	805,426	1,567
UNITE Group (The) PLC	141,045	1,365
Workspace Group PLC	53,169	284
		21,202
United States – 54.1%
Acadia Realty Trust	47,720	962
Agree Realty Corp.	41,507	2,949
Alexander & Baldwin, Inc.	28,000	509
Alexander's, Inc.	891	209
Alexandria Real Estate Equities, Inc.	56,545	4,712
American Assets Trust, Inc.	17,757	361
American Healthcare REIT, Inc.	58,781	2,469
American Homes 4 Rent, Class A	120,707	4,014
Americold Realty Trust, Inc.	100,742	1,233
Apartment Investment and Management Co., Class A	50,967	404
Apple Hospitality REIT, Inc.	84,804	1,019
AvalonBay Communities, Inc.	51,790	10,004
Brandywine Realty Trust	66,096	276
Brixmor Property Group, Inc.	110,948	3,071
Broadstone Net Lease, Inc.	68,048	1,216
BXP, Inc.	54,596	4,059
Camden Property Trust	38,782	4,141
CareTrust REIT, Inc.	79,819	2,768
CBL & Associates Properties, Inc.	6,329	194
Centerspace	6,541	385
Community Healthcare Trust, Inc.	10,888	167
COPT Defense Properties	41,270	1,199
Cousins Properties, Inc.	61,647	1,784
CubeSmart	82,667	3,361
Curbline Properties Corp.	34,940	779
DiamondRock Hospitality Co.	75,722	603
Digital Realty Trust, Inc.	122,614	21,198
See Notes to the Financial Statements.
EQUITY FUNDS 76 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
United States – 54.1%continued
Diversified Healthcare Trust	66,888	$295
Douglas Emmett, Inc.	61,983	965
Eagle Hospitality Trust(2) *	496,400	—
Easterly Government Properties, Inc.	16,036	368
EastGroup Properties, Inc.	19,042	3,223
Elme Communities	31,204	526
Empire State Realty Trust, Inc., Class A	50,697	388
Equinix, Inc.	35,619	27,898
Equity LifeStyle Properties, Inc.	65,918	4,001
Equity Residential	131,269	8,497
Essex Property Trust, Inc.	23,400	6,263
Extra Space Storage, Inc.	77,203	10,881
Federal Realty Investment Trust	29,702	3,009
First Industrial Realty Trust, Inc.	47,941	2,468
Four Corners Property Trust, Inc.	36,605	893
FRP Holdings, Inc.*	5,390	131
Getty Realty Corp.	19,579	525
Gladstone Commercial Corp.	16,131	199
Global Medical REIT, Inc.	4,929	166
Global Net Lease, Inc.	76,252	620
Healthcare Realty Trust, Inc.	120,771	2,178
Healthpeak Properties, Inc.	252,297	4,831
Highwoods Properties, Inc.	38,795	1,234
Host Hotels & Resorts, Inc.	251,858	4,287
Howard Hughes Holdings, Inc.*	12,084	993
Hudson Pacific Properties, Inc.*	137,930	381
Independence Realty Trust, Inc.	86,759	1,422
Innovative Industrial Properties, Inc.	10,247	549
InvenTrust Properties Corp.	28,829	825
Invitation Homes, Inc.	211,631	6,207
Iron Mountain, Inc.	107,345	10,943
JBG SMITH Properties†	26,740	595
Kennedy-Wilson Holdings, Inc.	42,584	354
Kilroy Realty Corp.†	41,232	1,742
Kimco Realty Corp.	245,765	5,370
Kite Realty Group Trust	79,392	1,770
LTC Properties, Inc.	17,523	646
LXP Industrial Trust	109,509	981
Macerich (The) Co.	91,150	1,659
Medical Properties Trust, Inc.†	188,525	956
Mid-America Apartment Communities, Inc.	42,538	5,944
National Health Investors, Inc.	16,820	1,337
National Storage Affiliates Trust	26,848	811
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
United States – 54.1%continued
NETSTREIT Corp.†	28,907	$522
NexPoint Residential Trust, Inc.	7,498	242
NNN REIT, Inc.	68,111	2,899
Omega Healthcare Investors, Inc.	105,066	4,436
One Liberty Properties, Inc.	6,546	145
Paramount Group, Inc.*	63,681	416
Park Hotels & Resorts, Inc.†	75,165	833
Pebblebrook Hotel Trust	42,558	485
Phillips Edison & Co., Inc.	45,996	1,579
Piedmont Realty Trust, Inc.	45,192	407
Plymouth Industrial REIT, Inc.	16,014	358
Prologis, Inc.	337,933	38,700
Public Storage	57,468	16,600
Realty Income Corp.	328,758	19,985
Regency Centers Corp.	62,614	4,565
Rexford Industrial Realty, Inc.	85,867	3,530
RLJ Lodging Trust†	54,997	396
Ryman Hospitality Properties, Inc.	22,002	1,971
Sabra Health Care REIT, Inc.	85,868	1,601
Saul Centers, Inc.	5,039	161
Sila Realty Trust, Inc.	20,126	505
Simon Property Group, Inc.	118,839	22,303
SITE Centers Corp.	19,783	178
SL Green Realty Corp.	26,024	1,556
Smartstop Self Storage REIT, Inc.†	10,898	410
St. Joe (The) Co.	13,931	689
STAG Industrial, Inc.	67,554	2,384
Summit Hotel Properties, Inc.	43,656	240
Sun Communities, Inc.	46,384	5,984
Sunstone Hotel Investors, Inc.	70,785	663
Tanger, Inc.	40,774	1,380
Terreno Realty Corp.	37,381	2,121
UDR, Inc.	114,256	4,257
UMH Properties, Inc.	30,367	451
Universal Health Realty Income Trust	5,149	202
Urban Edge Properties	46,554	953
Ventas, Inc.	164,224	11,494
Veris Residential, Inc.	29,620	450
Vornado Realty Trust	59,074	2,394
Welltower, Inc.	238,163	42,426
Whitestone REIT	16,407	201
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  77 EQUITY FUNDS

Schedule of Investments

GLOBAL REAL ESTATE INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.0% (1)continued
United States – 54.1%continued
WP Carey, Inc.	79,552	$5,375
Xenia Hotels & Resorts, Inc.	35,983	494
		408,318
Total Common Stocks
(Cost $485,023)		732,028

RIGHTS – 0.0%
Kuwait – 0.0%
Kuwait Real Estate Co. K.S.C.*	44,654	26
Singapore – 0.0%
Keppel DC REIT*	54,237	6
Total Rights
(Cost $—)		32

OTHER – 0.0%
Escrow Equity Commonwealth (2) (4) *	75,000	—
Total Other
(Cost $—)		—

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.1%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.18%(5) (6) (7)	6,458,160	$6,458
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(5) (6)	16,636,721	16,637
Total Investment Companies
(Cost $23,095)		23,095

Total Investments – 100.1%
(Cost $508,118)		755,155
Liabilities less Other Assets – (0.1%)		(793)
Net Assets – 100.0%		$754,362

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At September 30,
2025, the value of this security amounted to approximately $512,000 or
0.1% of net assets.

(4)	Restricted security. At September 30, 2025, the value of this restricted security amounted to $0 or 0.0% of net assets. Additional information on this restricted security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Escrow Equity Commonwealth	10/18/10	$—

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of September 30, 2025 is disclosed.
(7)	Investment of securities lending cash collateral in connection with securities lending.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

NVDR – Non-Voting Depositary Receipt

REIT – Real Estate Investment Trust

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
At September 30, 2025, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	Canadian Dollar	361	United States Dollar	261	12/17/25	$1
Citibank	Taiwan Dollar	5,575	United States Dollar	185	12/17/25	2
Goldman Sachs	Indian Rupee	2,221	United States Dollar	25	12/17/25	—*
Goldman Sachs	Korean Won	152,269	United States Dollar	110	12/17/25	1
JPMorgan Chase	British Pound	305	United States Dollar	413	12/17/25	3
JPMorgan Chase	Japanese Yen	36,677	United States Dollar	251	12/17/25	1
Morgan Stanley	Swiss Franc	384	United States Dollar	488	12/17/25	—*
Toronto-Dominion Bank	Norwegian Krone	860	United States Dollar	87	12/17/25	1
UBS	Australian Dollar	99	United States Dollar	66	12/17/25	—*
Subtotal Appreciation						9
Bank of Montreal	United States Dollar	54	Singapore Dollar	69	12/17/25	(— )*
BNP Paribas	United States Dollar	111	Hong Kong Dollar	864	12/17/25	(— )*
See Notes to the Financial Statements.
EQUITY FUNDS 78 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
BNP Paribas	United States Dollar	27	Swedish Krona	255	12/17/25	$(— )*
Citibank	Brazilian Real	205	United States Dollar	37	12/17/25	(1)
JPMorgan Chase	Euro	1,259	United States Dollar	1,484	12/17/25	(1)
Subtotal Depreciation						(2)
Total						$7

*	Amount rounds to less than one thousand.
At September 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini S&P MidCap 400 (United States Dollar)	26	$8,544	Long	12/25	$(18)
MSCI EAFE Index (United States Dollar)	58	8,077	Long	12/25	38
MSCI Emerging Markets Index (United States Dollar)	17	1,156	Long	12/25	10
S&P/TSX 60 Index (Canadian Dollar)	18	4,586	Long	12/25	86
Total					$116

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
At September 30, 2025, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Real Estate	97.0%
Short-Term Investments	3.1
Total Investments	100.1
Liabilities less Other Assets	(0.1)
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$1,707	$—	$—	$1,707
Canada	7,510	—	—	7,510
Chile	620	—	—	620
Egypt	328	—	—	328
Mexico	4,687	—	—	4,687
United Kingdom	—	21,054	148	21,202
United States	408,318	—	—	408,318
All Other Countries(1)	—	287,656	—	287,656
Total Common Stocks	423,170	308,710	148	732,028
Rights:
Kuwait	26	—	—	26
Singapore	—	6	—	6
Total Rights	26	6	—	32
Investment Companies	23,095	—	—	23,095
Total Investments	$446,291	$308,716	$148	$755,155
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$9	$—	$9
Futures Contracts	134	—	—	134
Liabilities
Forward Foreign Currency Exchange Contracts	—	(2)	—	(2)
Futures Contracts	(18)	—	—	(18)
Total Other Financial Instruments	$116	$7	$—	$123

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  79 EQUITY FUNDS

Schedule of Investments

GLOBAL TACTICAL ASSET ALLOCATION FUND

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 99.9%
FlexShares® Developed Markets ex-U.S. Quality Low Volatility Index Fund(1)	170,955	$5,310
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund(1)	64,503	1,566
FlexShares® Morningstar Developed Markets ex-U.S. Factor Tilt Index Fund(1)	37,599	3,336
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund(1)	92,428	5,833
FlexShares® Morningstar U.S. Market Factor Tilt Index Fund(1)	46,280	11,213
FlexShares® STOXX Global Broad Infrastructure Index Fund(1)	38,712	2,436
FlexShares® U.S. Quality Low Volatility Index Fund(1)	72,722	5,232
iShares 20+ Year Treasury Bond ETF	14,724	1,316
iShares 3-7 Year Treasury Bond ETF	43,402	5,187
iShares 7-10 Year Treasury Bond ETF	16,808	1,621
iShares MBS ETF	29,363	2,794
Northern Funds - Fixed Income Fund(1)	838,325	7,595
Northern Funds - High Yield Fixed Income Fund(1)	246,309	1,517
Northern Funds - International Equity Index Fund(1)	254,029	4,425
Northern Funds - Small Cap Core Fund(1)	85,945	2,354
Northern Funds - Stock Index Fund(1)	197,777	13,409
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(1) (2)	3,273,036	3,273
Total Investment Companies
(Cost $64,304)		78,417

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.14%, 11/28/25(3) (4)	$49	$49
Total Short-Term Investments
(Cost $49)		49

Total Investments – 100.0%
(Cost $64,353)		78,466
Liabilities less Other Assets – (0.0%)		(10)
NET ASSETS – 100.0%		$78,456

(1)
Investment in affiliated fund. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to other Northern Funds,
Northern Institutional Funds and FlexShares Trust.

(2)	7-day current yield as of September 30, 2025 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ETF - Exchange-Traded Fund

MBS - Mortgage Backed Securities

TIPS - Treasury Inflation Protected Securities
Percentages shown are based on Net Assets.
See Notes to the Financial Statements.
EQUITY FUNDS 80 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
At September 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
U.S. Treasury Long Bond	12	$1,399	Long	12/25	$29

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Investment Companies	$78,417	$—	$—	$78,417
Short-Term Investments	—	49	—	49
Total Investments	$78,417	$49	$—	$78,466
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$29	$—	$—	$29
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  81 EQUITY FUNDS

Schedule of Investments

INCOME EQUITY FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.9%
Aerospace & Defense – 1.1%
General Electric Co.	2,654	$798
Lockheed Martin Corp.	4,198	2,096
		2,894
Air Freight & Logistics – 0.6%
United Parcel Service, Inc., Class B	17,538	1,465
Automobiles – 0.9%
Tesla, Inc.(1) *	5,268	2,343
Banks – 3.9%
Bank of America Corp.	5,534	286
Citigroup, Inc.	35,334	3,586
Comerica, Inc.	9,557	655
Cullen/Frost Bankers, Inc.	6,062	769
First Hawaiian, Inc.	30,708	762
JPMorgan Chase & Co.	8,432	2,660
Truist Financial Corp.	34,235	1,565
		10,283
Beverages – 0.1%
PepsiCo, Inc.	1,888	265
Biotechnology – 3.5%
AbbVie, Inc.	20,236	4,686
Amgen, Inc.	6,751	1,905
Gilead Sciences, Inc.	24,103	2,675
		9,266
Broadline Retail – 3.1%
Amazon.com, Inc.(1) *	32,488	7,133
eBay, Inc.	11,216	1,020
		8,153
Capital Markets – 2.3%
Ameriprise Financial, Inc.	699	343
Franklin Resources, Inc.	50,925	1,178
Invesco Ltd.	61,423	1,409
Janus Henderson Group PLC	2,801	125
Lazard, Inc.	11,670	616
Morgan Stanley	6,389	1,016
State Street Corp.	11,322	1,313
		6,000
Chemicals – 0.9%
CF Industries Holdings, Inc.	8,704	781
LyondellBasell Industries N.V., Class A	11,072	543
NewMarket Corp.	324	268
Scotts Miracle-Gro (The) Co.	11,865	676
		2,268
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Communications Equipment – 1.8%
Cisco Systems, Inc.	56,131	$3,840
Ubiquiti, Inc.	1,603	1,059
		4,899
Consumer Finance – 0.5%
Ally Financial, Inc.	14,863	582
OneMain Holdings, Inc.	13,137	742
		1,324
Consumer Staples Distribution & Retail – 0.3%
Costco Wholesale Corp.	955	884
Distributors – 0.0%
Pool Corp.	25	8
Diversified Consumer Services – 0.2%
H&R Block, Inc.	10,932	553
Diversified Telecommunication Services – 1.2%
AT&T, Inc.	76,440	2,159
Verizon Communications, Inc.	21,572	948
		3,107
Electric Utilities – 1.8%
Duke Energy Corp.	15,465	1,914
Edison International	24,358	1,347
Southern (The) Co.	15,071	1,428
		4,689
Electrical Equipment – 2.2%
Emerson Electric Co.	9,144	1,199
GE Vernova, Inc.	4,433	2,726
Rockwell Automation, Inc.	3,452	1,207
Vertiv Holdings Co., Class A	5,334	805
		5,937
Energy Equipment & Services – 0.5%
Schlumberger N.V.	36,164	1,243
Financial Services – 2.0%
Berkshire Hathaway, Inc., Class B*	3,157	1,587
Equitable Holdings, Inc.	8,773	446
Fidelity National Information Services, Inc.	18,503	1,220
MGIC Investment Corp.	15,204	431
Visa, Inc., Class A	2,812	960
Western Union (The) Co.	89,993	719
		5,363
See Notes to the Financial Statements.
EQUITY FUNDS 82 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Gas Utilities – 0.3%
MDU Resources Group, Inc.	9,473	$169
UGI Corp.	21,355	710
		879
Ground Transportation – 1.2%
Old Dominion Freight Line, Inc.	4,280	603
Union Pacific Corp.	11,059	2,614
		3,217
Health Care Equipment & Supplies – 0.3%
ResMed, Inc.	2,769	758
Health Care Providers & Services – 0.2%
Chemed Corp.	172	77
McKesson Corp.	431	333
UnitedHealth Group, Inc.	708	244
		654
Health Care Real Estate Investment Trusts – 0.1%
Omega Healthcare Investors, Inc.	4,212	178
Hotel & Resort Real Estate Investment Trusts – 0.3%
Host Hotels & Resorts, Inc.	19,646	334
Park Hotels & Resorts, Inc.†	45,180	501
		835
Hotels, Restaurants & Leisure – 1.3%
Booking Holdings, Inc.	126	680
Royal Caribbean Cruises Ltd.	3,484	1,127
Travel + Leisure Co.	1,044	62
Vail Resorts, Inc.†	4,351	651
Wendy's (The) Co.	46,051	422
Yum! Brands, Inc.	3,728	567
		3,509
Household Products – 2.6%
Clorox (The) Co.	10,829	1,335
Colgate-Palmolive Co.	541	43
Kimberly-Clark Corp.	10,955	1,362
Procter & Gamble (The) Co.	27,001	4,149
		6,889
Independent Power & Renewable Electricity Producers – 0.5%
Brookfield Renewable Corp.	8,376	288
Clearway Energy, Inc., Class C	21,390	604
Vistra Corp.	2,631	516
		1,408
Insurance – 2.0%
Aflac, Inc.	11,790	1,317
MetLife, Inc.	18,801	1,549
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Insurance – 2.0%continued
Old Republic International Corp.	16,175	$687
Principal Financial Group, Inc.	10,247	850
Prudential Financial, Inc.	9,894	1,026
		5,429
Interactive Media & Services – 6.0%
Alphabet, Inc., Class A(1)	44,991	10,937
Meta Platforms, Inc., Class A(1)	6,766	4,969
		15,906
IT Services – 1.3%
Accenture PLC, Class A	3,194	787
Amdocs Ltd.	6,969	572
Cognizant Technology Solutions Corp., Class A	9,559	641
International Business Machines Corp.	5,085	1,435
		3,435
Leisure Products – 0.5%
Hasbro, Inc.	16,057	1,218
Machinery – 1.3%
Caterpillar, Inc.	391	187
Illinois Tool Works, Inc.	5,896	1,537
Otis Worldwide Corp.	7,397	676
Snap-on, Inc.	2,890	1,002
		3,402
Media – 0.5%
Nexstar Media Group, Inc.	3,645	721
Omnicom Group, Inc.	6,133	500
		1,221
Metals & Mining – 0.4%
Southern Copper Corp.	7,714	936
Mortgage Real Estate Investment Trusts – 0.5%
Rithm Capital Corp.	58,304	664
Starwood Property Trust, Inc.	37,863	733
		1,397
Multi-Utilities – 1.1%
Consolidated Edison, Inc.	14,096	1,417
Dominion Energy, Inc.	23,112	1,414
		2,831
Office Real Estate Investment Trusts – 0.3%
Kilroy Realty Corp.†	20,197	853
Oil, Gas & Consumable Fuels – 1.7%
Antero Midstream Corp.	42,006	817
APA Corp.	27,820	675
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  83 EQUITY FUNDS

Schedule of Investments

INCOME EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Oil, Gas & Consumable Fuels – 1.7%continued
Chevron Corp.	788	$122
EOG Resources, Inc.	13,042	1,462
Exxon Mobil Corp.	7,996	902
Texas Pacific Land Corp.	483	451
		4,429
Paper & Forest Products – 0.1%
Louisiana-Pacific Corp.	3,381	300
Personal Care Products – 0.1%
Kenvue, Inc.	9,826	159
Pharmaceuticals – 4.4%
Bristol-Myers Squibb Co.	46,676	2,105
Eli Lilly & Co.	241	184
Johnson & Johnson	14,564	2,701
Merck & Co., Inc.	41,299	3,466
Pfizer, Inc.	125,833	3,206
		11,662
Professional Services – 1.5%
Automatic Data Processing, Inc.	9,310	2,732
Broadridge Financial Solutions, Inc.	3,152	751
Paychex, Inc.	4,619	585
Robert Half, Inc.	840	29
		4,097
Residential Real Estate Investment Trusts – 0.9%
Camden Property Trust	6,408	684
Equity Residential	14,976	969
Mid-America Apartment Communities, Inc.	4,412	617
		2,270
Retail Real Estate Investment Trusts – 0.8%
Brixmor Property Group, Inc.	22,134	613
Simon Property Group, Inc.	7,578	1,422
		2,035
Semiconductors & Semiconductor Equipment – 15.8%
Applied Materials, Inc.	692	142
Broadcom, Inc.	23,766	7,841
KLA Corp.	2,382	2,569
Lam Research Corp.	24,608	3,295
NVIDIA Corp.(1)	125,767	23,465
NXP Semiconductors N.V.	996	227
QUALCOMM, Inc.	18,346	3,052
Skyworks Solutions, Inc.	17,515	1,348
		41,939
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Software – 8.7%
Bentley Systems, Inc., Class B	14,158	$729
Gen Digital, Inc.	43,013	1,221
Intuit, Inc.	4,781	3,265
Microsoft Corp.	30,636	15,868
Pegasystems, Inc.	14,287	822
Salesforce, Inc.	5,082	1,204
		23,109
Specialized Real Estate Investment Trusts – 1.6%
EPR Properties	14,308	830
Lamar Advertising Co., Class A	5,588	684
Public Storage	4,146	1,198
VICI Properties, Inc.	43,429	1,416
		4,128
Specialty Retail – 1.4%
Bath & Body Works, Inc.	304	8
Best Buy Co., Inc.	18,389	1,391
Home Depot (The), Inc.	558	226
Lowe's Cos., Inc.	4,638	1,165
Williams-Sonoma, Inc.	5,208	1,018
		3,808
Technology Hardware, Storage & Peripherals – 8.4%
Apple, Inc.(1)	79,341	20,203
HP, Inc.	34,271	933
NetApp, Inc.	8,577	1,016
		22,152
Textiles, Apparel & Luxury Goods – 1.3%
NIKE, Inc., Class B	26,668	1,860
Tapestry, Inc.	13,399	1,517
		3,377
Tobacco – 2.3%
Altria Group, Inc.	38,242	2,526
Philip Morris International, Inc.	22,230	3,606
		6,132
Trading Companies & Distributors – 0.6%
Fastenal Co.	30,073	1,475
MSC Industrial Direct Co., Inc., Class A	2,259	208
		1,683
See Notes to the Financial Statements.
EQUITY FUNDS 84 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.9%continued
Wireless Telecommunication Services – 0.7%
Millicom International Cellular S.A.	16,842	$817
T-Mobile U.S., Inc.	4,816	1,153
		1,970
Total Common Stocks
(Cost $166,829)		259,149

INVESTMENT COMPANIES – 2.2%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.18%(2) (3) (4)	2,078,818	2,079
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(2) (3)	3,829,300	3,829
Total Investment Companies
(Cost $5,908)		5,908

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.08%, 11/28/25(5) (6)	$292	$290
Total Short-Term Investments
(Cost $290)		290

Total Investments – 100.2%
(Cost $173,027)		265,347
Liabilities less Other Assets – (0.2%)		(502)
NET ASSETS – 100.0%		$264,845

(1)	Security represents underlying investment on open written option contracts.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2025 is disclosed.
(4)	Investment of securities lending cash collateral in connection with securities lending.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At September 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
Micro E-Mini S&P 500 Index	126	$4,245	Long	12/25	$34

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
At September 30, 2025, the Fund had open written call options as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000S)	VALUE (000S)
Alphabet, Inc., Class A, Exp. Date 10/17/25, Strike Price $290.00	(449)	$(10,915)	$(5)
Amazon.com, Inc., Exp. Date 10/17/25, Strike Price $275.00	(324)	(7,114)	(2)
Apple, Inc., Exp. Date 10/17/25, Strike Price $275.00	(396)	(10,083)	(15)
Meta Platforms, Inc., Class A, Exp. Date 10/17/25, Strike Price $900.00	(67)	(4,920)	(1)
NVIDIA Corp., Exp. Date 10/17/25, Strike Price $220.00	(1,257)	(23,453)	(28)
Tesla, Inc., Exp. Date 10/17/25, Strike Price $600.00	(52)	(2,313)	(4)
Total Written Options Contracts			$(55)
(Premiums Received (000s) $72)
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  85 EQUITY FUNDS

Schedule of Investments

INCOME EQUITY FUND continued	September 30, 2025 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$259,149	$—	$—	$259,149
Investment Companies	5,908	—	—	5,908
Short-Term Investments	—	290	—	290
Total Investments	$265,057	$290	$—	$265,347
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$34	$—	$—	$34
Liabilities
Written Options	(55)	—	—	(55)
Total Other Financial Instruments	$(21)	$—	$—	$(21)

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 86 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

INTERNATIONAL EQUITY FUND	September 30, 2025 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.4% (1)
Australia – 5.4%
ANZ Group Holdings Ltd.	24,409	$535
BHP Group Ltd.	1,221	34
Cochlear Ltd.	247	46
Computershare Ltd.	37,422	899
Fortescue Ltd.	120,255	1,492
Origin Energy Ltd.	32,485	269
Pro Medicus Ltd.	2,742	561
QBE Insurance Group Ltd.	78,319	1,068
Rio Tinto PLC	18,916	1,247
Stockland	145,077	589
Telstra Group Ltd.	157,989	504
Wesfarmers Ltd.	23,661	1,444
WiseTech Global Ltd.	4,130	247
		8,935
Austria – 0.1%
Verbund A.G.	2,939	214
Belgium – 1.9%
Ageas S.A./N.V.	15,176	1,054
Anheuser-Busch InBev S.A./N.V.	23,982	1,434
KBC Group N.V.	5,149	617
		3,105
Canada – 11.3%
Agnico Eagle Mines Ltd.	8,949	1,507
AltaGas Ltd.	7,197	222
Barrick Mining Corp.	36,946	1,214
Canadian Imperial Bank of Commerce	15,733	1,257
Canadian National Railway Co.	15,995	1,508
Canadian Natural Resources Ltd.	49,958	1,597
Canadian Utilities Ltd., Class A	3,484	98
CCL Industries, Inc., Class B	177	10
Celestica, Inc.*	760	187
CGI, Inc.	11,528	1,027
Constellation Software, Inc.	9	24
Emera, Inc.	5,787	278
Empire Co. Ltd., Class A	14,456	519
Fairfax Financial Holdings Ltd.	918	1,606
Fortis, Inc.	121	6
Gildan Activewear, Inc.	2,175	126
IGM Financial, Inc.	37,327	1,359
Imperial Oil Ltd.	6,894	625
Lundin Gold, Inc.	6,686	433
Manulife Financial Corp.	53,092	1,654
Power Corp. of Canada	10,553	457
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.4% (1)continued
Canada – 11.3%continued
Shopify, Inc., Class A*	3,472	$516
Suncor Energy, Inc.	28,749	1,203
Toronto-Dominion Bank (The)	14,538	1,162
		18,595
China – 1.5%
BOC Hong Kong Holdings Ltd.	283,802	1,334
Prosus N.V.*	11,912	845
SITC International Holdings Co. Ltd.	30,702	118
Yangzijiang Shipbuilding Holdings Ltd.	69,700	183
		2,480
Denmark – 1.8%
AP Moller - Maersk A/S, Class B	232	455
Carlsberg A.S., Class B	2,492	290
Demant A/S*	8,288	287
Novo Nordisk A/S, Class B	6,602	364
Pandora A/S	7,861	1,028
ROCKWOOL A/S, Class B	4,797	179
Vestas Wind Systems A/S	20,693	402
		3,005
Finland – 1.3%
Fortum OYJ	12,460	235
Kone OYJ, Class B	6,513	444
Wartsila OYJ Abp	48,711	1,459
		2,138
France – 7.6%
Amundi S.A.	3,651	291
Bouygues S.A.	10,600	479
Bureau Veritas S.A.	38,856	1,220
Capgemini S.E.	10,523	1,531
Danone S.A.	7,877	686
Dassault Aviation S.A.	2,983	996
Eiffage S.A.	6,840	880
Engie S.A.	20,982	450
Klepierre S.A.	25,088	977
Publicis Groupe S.A.	9,055	869
Safran S.A.	5,323	1,885
Societe Generale S.A.	26,011	1,730
Sodexo S.A.	4,747	299
Vinci S.A.	1,490	207
		12,500
Germany – 7.4%
Aumovio S.E.*	7,186	296
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  87 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.4% (1)continued
Germany – 7.4%continued
Bayerische Motoren Werke A.G.	8,752	$878
Continental A.G.	14,371	947
Deutsche Boerse A.G.	5,077	1,361
Deutsche Post A.G.	37,614	1,678
Deutsche Telekom A.G. (Registered)	47,953	1,634
E.ON S.E.	7,043	132
Evonik Industries A.G.	23,291	405
Fresenius Medical Care A.G.	22,062	1,158
Fresenius S.E. & Co. KGaA	2,431	135
Heidelberg Materials A.G.	4,366	983
RWE A.G.	5,834	259
SAP S.E.	2,477	664
Siemens A.G. (Registered)	2,850	769
Siemens Healthineers A.G.	999	54
Zalando S.E.*	27,366	839
		12,192
Hong Kong – 1.9%
AIA Group Ltd.	26,870	257
CK Asset Holdings Ltd.	118,252	574
Futu Holdings Ltd. ADR	7,373	1,282
Hong Kong & China Gas Co. Ltd.	192,648	167
Hong Kong Exchanges & Clearing Ltd.	5,097	290
Sun Hung Kai Properties Ltd.	43,605	523
		3,093
Ireland – 0.9%
AIB Group PLC (Irish Stock Exchange)	165,328	1,500
Israel – 2.0%
Bank Hapoalim B.M.	10,543	215
Bank Leumi Le-Israel B.M.	73,693	1,453
Check Point Software Technologies Ltd.*	5,703	1,180
ICL Group Ltd.	65,464	409
		3,257
Italy – 3.6%
Banca Mediolanum S.p.A.	37,450	751
Enel S.p.A.	77,773	738
Poste Italiane S.p.A.	61,336	1,455
Ryanair Holdings PLC	27,299	799
UniCredit S.p.A.	28,836	2,189
		5,932
Japan – 19.3%
Advantest Corp.	2,100	210
Aisin Corp.	31,100	537
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.4% (1)continued
Japan – 19.3%continued
Asahi Group Holdings Ltd.	6,200	$74
Asahi Kasei Corp.	3,900	31
Asics Corp.	29,400	768
Bandai Namco Holdings, Inc.	14,100	469
Canon, Inc.	4,900	143
Central Japan Railway Co.	2,200	63
Chubu Electric Power Co., Inc.	2,400	33
Chugai Pharmaceutical Co. Ltd.	300	13
Daito Trust Construction Co. Ltd.	4,600	101
Daiwa House Industry Co. Ltd.	4,800	173
Denso Corp.	21,000	302
Fujikura Ltd.	12,100	1,176
Hoya Corp.	2,700	373
Japan Airlines Co. Ltd.	32,000	646
Japan Post Insurance Co. Ltd.	2,900	82
Kansai Electric Power (The) Co., Inc.	4,900	70
Kao Corp.	24,800	1,081
KDDI Corp.	44,738	717
Komatsu Ltd.	44,100	1,535
Konami Group Corp.	8,800	1,270
LY Corp.	345,400	1,114
Makita Corp.	34,700	1,125
MatsukiyoCocokara & Co.	3,300	67
Mitsubishi Corp.	89,100	2,124
Mitsubishi UFJ Financial Group, Inc.	81,000	1,283
Mizuho Financial Group, Inc.	59,500	1,991
MS&AD Insurance Group Holdings, Inc.	48,200	1,094
Nippon Yusen K.K.	13,000	444
Nitto Denko Corp.	62,400	1,479
ORIX Corp.	36,300	948
Osaka Gas Co. Ltd.	1,200	35
Otsuka Holdings Co. Ltd.	11,000	588
SBI Holdings, Inc.	4,300	187
SCREEN Holdings Co. Ltd.	11,700	1,059
Shionogi & Co. Ltd.	33,700	596
Sony Financial Group, Inc.*	30,600	34
Sony Group Corp.	30,600	878
Subaru Corp.	69,700	1,429
Sumitomo Corp.	21,100	611
Sumitomo Electric Industries Ltd.	7,900	224
Suntory Beverage & Food Ltd.	15,476	484
Suzuki Motor Corp.	58,500	853
TIS, Inc.	20,600	680
See Notes to the Financial Statements.
EQUITY FUNDS 88 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.4% (1)continued
Japan – 19.3%continued
Tokyo Electron Ltd.	11,300	$2,037
Tokyo Gas Co. Ltd.	600	21
West Japan Railway Co.	9,900	217
Yokogawa Electric Corp.	13,900	399
		31,868
Luxembourg – 0.1%
ArcelorMittal S.A.	6,183	224
Eurofins Scientific S.E.	706	51
		275
Netherlands – 2.8%
ASML Holding N.V.	2,313	2,255
Koninklijke Ahold Delhaize N.V.	35,776	1,447
Koninklijke KPN N.V.	85,666	411
Wolters Kluwer N.V.	3,353	458
		4,571
Norway – 1.5%
Equinor ASA	50,107	1,225
Kongsberg Gruppen ASA	751	24
Norsk Hydro ASA	68,460	464
Orkla ASA	67,828	710
		2,423
Singapore – 1.6%
DBS Group Holdings Ltd.	6,500	257
Oversea-Chinese Banking Corp. Ltd.	118,000	1,505
Sea Ltd. ADR*	625	112
Sembcorp Industries Ltd.	9,100	42
Singapore Technologies Engineering Ltd.	101,900	681
		2,597
Spain – 3.7%
Acciona S.A.	1,053	212
ACS Actividades de Construccion y Servicios S.A.	6,621	530
Aena SME S.A.(2)	50,677	1,388
Banco Bilbao Vizcaya Argentaria S.A.	125,704	2,418
CaixaBank S.A.	61,897	652
Endesa S.A.	7,470	239
Iberdrola S.A.	36,722	696
		6,135
Sweden – 2.1%
Boliden AB*	5,325	217
Evolution AB	12,095	993
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.4% (1)continued
Sweden – 2.1%continued
Hexagon AB, Class B	36,078	$433
Sandvik AB	9,325	261
Swedbank AB, Class A	51,708	1,564
Tele2 AB, Class B	3,341	57
		3,525
Switzerland – 2.0%
ABB Ltd. (Registered)	15,781	1,137
Cie Financiere Richemont S.A., Class A (Registered)	2,622	503
Logitech International S.A. (Registered)	13,301	1,465
Sonova Holding A.G. (Registered)	597	164
		3,269
United Kingdom – 8.9%
3i Group PLC	23,601	1,301
AstraZeneca PLC	2,656	406
Barclays PLC	406,687	2,086
British American Tobacco PLC	16,581	880
Centrica PLC	108,473	243
HSBC Holdings PLC	102,446	1,446
Imperial Brands PLC	37,295	1,584
J Sainsbury PLC	20,027	90
National Grid PLC	35,319	509
NatWest Group PLC	86,217	605
Next PLC	6,687	1,114
Reckitt Benckiser Group PLC	6,069	469
RELX PLC (London Exchange)	19,303	922
Rolls-Royce Holdings PLC	48,987	784
Sage Group (The) PLC	29,723	441
Smith & Nephew PLC	26,503	478
Smiths Group PLC	33,490	1,068
SSE PLC	1,003	24
Standard Chartered PLC	7,486	145
WPP PLC	8,854	44
		14,639
United States – 8.7%
CSL Ltd.	164	22
GSK PLC	108,854	2,340
Holcim A.G.*	10,627	904
Nestle S.A. (Registered)	9,255	850
Novartis A.G. (Registered)	26,297	3,382
Roche Holding A.G. (Genusschein)	9,870	3,249
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  89 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.4% (1)continued
United States – 8.7%continued
Sanofi S.A.	12,654	$1,196
Shell PLC	68,451	2,437
		14,380
Total Common Stocks
(Cost $124,620)		160,628

PREFERRED STOCKS – 0.2% (1)
Germany – 0.2%
Henkel A.G. & Co. KGaA, 2.97%(3)	4,565	369
Total Preferred Stocks
(Cost $360)		369

INVESTMENT COMPANIES – 0.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(4) (5)	519,329	519
Total Investment Companies
(Cost $519)		519

Total Investments – 97.9%
(Cost $125,499)		161,516
Other Assets less Liabilities – 2.1%		3,447
Net Assets – 100.0%		$164,963

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At September 30,
2025, the value of this security amounted to approximately $1,388,000 or
0.8% of net assets.

(3)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of September 30, 2025 is disclosed.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

FTSE – Financial Times Stock Exchange

S&P – Standard & Poor's

SPI – Standardized Precipitation Index

TSX – Toronto Stock Exchange
Percentages shown are based on Net Assets.
At September 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
Euro Stoxx 50 (Euro)	28	$1,822	Long	12/25	$23
FTSE 100 Index (British Pound)	4	506	Long	12/25	3
S&P/TSX 60 Index (Canadian Dollar)	2	510	Long	12/25	6
SPI 200 Index (Australian Dollar)	1	147	Long	12/25	—*
Yen Denominated Nikkei 225 (Japanese Yen)	5	758	Long	12/25	22
Total					$54

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
*	Amount rounds to less than one thousand.
At September 30, 2025, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Financials	25.8%
Industrials	18.0
Health Care	9.4
Consumer Discretionary	9.0
Information Technology	8.8
Materials	6.7
Consumer Staples	6.7
Energy	4.3
Communication Services	4.0
Utilities	3.1
Real Estate	1.8
Short-Term Investments	0.3
Total Investments	97.9
Other Assets less Liabilities	2.1
Net Assets	100.0%
See Notes to the Financial Statements.
EQUITY FUNDS 90 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Canada	$18,595	$—	$—	$18,595
Germany	296	11,896	—	12,192
Hong Kong	1,282	1,811	—	3,093
Israel	1,180	2,077	—	3,257
Japan	34	31,834	—	31,868
Singapore	112	2,485	—	2,597
All Other Countries(1)	—	89,026	—	89,026
Total Common Stocks	21,499	139,129	—	160,628
Preferred Stocks	—	369	—	369
Investment Companies	519	—	—	519
Total Investments	$22,018	$139,498	$—	$161,516
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$54	$—	$—	$54

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  91 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)
Australia – 6.8%
ANZ Group Holdings Ltd.	916,822	$20,103
APA Group	394,817	2,321
Aristocrat Leisure Ltd.	169,273	7,862
ASX Ltd.	57,105	2,211
BHP Group Ltd.	1,551,807	43,360
BlueScope Steel Ltd.	128,657	1,936
Brambles Ltd.	414,847	6,841
CAR Group Ltd.	112,144	2,735
Cochlear Ltd.	19,624	3,630
Coles Group Ltd.	405,664	6,264
Commonwealth Bank of Australia	510,294	56,423
Computershare Ltd.	157,507	3,784
Evolution Mining Ltd.	603,083	4,345
Fortescue Ltd.	523,945	6,500
Glencore PLC*	3,078,486	14,227
Goodman Group	616,978	13,433
Insurance Australia Group Ltd.	717,812	3,887
Lottery (The) Corp. Ltd.	667,267	2,602
Macquarie Group Ltd.	109,888	15,982
Medibank Pvt Ltd.	830,001	2,643
National Australia Bank Ltd.	935,485	27,380
Northern Star Resources Ltd.	404,117	6,373
Origin Energy Ltd.	528,244	4,372
Pro Medicus Ltd.	17,642	3,611
Qantas Airways Ltd.	235,279	1,706
QBE Insurance Group Ltd.	464,947	6,342
REA Group Ltd.	15,575	2,388
Rio Tinto Ltd.	111,324	9,001
Rio Tinto PLC	346,483	22,833
Santos Ltd.	989,888	4,433
Scentre Group	1,608,374	4,352
SGH Ltd.	62,916	2,090
Sigma Healthcare Ltd.†	1,420,199	2,795
Sonic Healthcare Ltd.	140,736	1,997
South32 Ltd.	1,379,760	2,505
Stockland	725,102	2,946
Suncorp Group Ltd.	329,016	4,427
Telstra Group Ltd.	1,191,447	3,803
Transurban Group	956,033	8,755
Vicinity Ltd.	1,150,221	1,922
Washington H Soul Pattinson & Co. Ltd. Old†	103,660	2,645
Wesfarmers Ltd.	344,502	21,017
Westpac Banking Corp.	1,045,208	26,891
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Australia – 6.8%continued
WiseTech Global Ltd.	60,064	$3,592
Woodside Energy Group Ltd.	582,425	8,748
Woolworths Group Ltd.	378,531	6,687
		414,700
Austria – 0.2%
Erste Group Bank A.G.	93,877	9,177
Mondi PLC	135,051	1,870
OMV A.G.	45,918	2,449
Verbund A.G.	19,706	1,432
		14,928
Belgium – 0.8%
Ageas S.A./N.V.	46,158	3,205
Anheuser-Busch InBev S.A./N.V.	300,517	17,970
D'ieteren Group	6,316	1,187
Elia Group S.A./N.V.	14,632	1,688
Groupe Bruxelles Lambert N.V.	24,854	2,230
KBC Group N.V.	70,218	8,416
Lotus Bakeries N.V.	119	1,122
Sofina S.A.	4,529	1,335
Syensqo S.A.	22,378	1,817
UCB S.A.	38,794	10,733
		49,703
Brazil – 0.0%
Yara International ASA	49,662	1,813
Chile – 0.1%
Antofagasta PLC	122,292	4,555
China – 0.7%
BOC Hong Kong Holdings Ltd.	1,115,608	5,244
Prosus N.V.*	399,583	28,338
SITC International Holdings Co. Ltd.	398,000	1,533
Wharf Holdings (The) Ltd.	320,000	915
Wilmar International Ltd.†	565,800	1,252
Yangzijiang Shipbuilding Holdings Ltd.	801,000	2,099
		39,381
Denmark – 1.9%
AP Moller - Maersk A/S, Class A†	880	1,723
AP Moller - Maersk A/S, Class B†	1,199	2,351
Carlsberg A.S., Class B	28,637	3,329
Coloplast A/S, Class B	37,592	3,218
Danske Bank A/S	203,095	8,679
Demant A/S*	27,804	964
DSV A/S	62,504	12,478
See Notes to the Financial Statements.
EQUITY FUNDS 92 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Denmark – 1.9%continued
Genmab A/S*	18,800	$5,795
Novo Nordisk A/S, Class B	981,454	54,172
Novonesis (Novozymes) B	105,680	6,478
Orsted A.S.* †	154,572	2,778
Pandora A/S	25,072	3,278
ROCKWOOL A/S, Class B	27,940	1,043
Tryg A/S	104,169	2,647
Vestas Wind Systems A/S	301,689	5,855
		114,788
Finland – 1.1%
Elisa OYJ	43,516	2,283
Fortum OYJ	131,965	2,494
Kesko OYJ, Class B	84,899	1,807
Kone OYJ, Class B	102,075	6,964
Metso OYJ	206,044	2,839
Neste OYJ	124,399	2,279
Nokia OYJ	1,595,410	7,645
Nordea Bank Abp	942,211	15,510
Orion OYJ, Class B	32,858	2,517
Sampo OYJ, Class A	740,953	8,529
Stora Enso OYJ (Registered)†	184,554	2,031
UPM-Kymmene OYJ	161,302	4,417
Wartsila OYJ Abp	155,800	4,666
		63,981
France – 9.2%
Accor S.A.	59,186	2,804
Aeroports de Paris S.A.	10,000	1,326
Air Liquide S.A.	176,876	36,810
Airbus S.E.	181,086	42,332
Alstom S.A.*	101,763	2,674
Amundi S.A.	17,965	1,431
Arkema S.A.	17,924	1,137
AXA S.A.	540,212	25,866
BioMerieux	12,245	1,642
BNP Paribas S.A.	310,423	28,298
Bollore S.E.	207,017	1,172
Bouygues S.A.	57,889	2,615
Bureau Veritas S.A.	106,639	3,348
Capgemini S.E.	50,239	7,311
Carrefour S.A.	179,486	2,718
Cie de Saint-Gobain S.A.	136,623	14,884
Cie Generale des Etablissements Michelin S.C.A.	205,493	7,381
Covivio S.A./France	18,795	1,268
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
France – 9.2%continued
Credit Agricole S.A.	316,524	$6,233
Danone S.A.	196,750	17,142
Dassault Aviation S.A.	5,804	1,937
Dassault Systemes S.E.	207,091	6,966
Edenred S.E.	74,248	1,769
Eiffage S.A.	20,886	2,686
Engie S.A.	553,854	11,880
EssilorLuxottica S.A.	91,476	29,837
FDJ UNITED	33,366	1,118
Gecina S.A.	13,737	1,377
Getlink S.E.	88,664	1,631
Hermes International S.C.A.	9,670	23,715
Ipsen S.A.	11,462	1,543
Kering S.A.	22,765	7,586
Klepierre S.A.	67,277	2,621
Legrand S.A.	80,003	13,345
L'Oreal S.A.	73,334	31,776
LVMH Moet Hennessy Louis Vuitton S.E.	76,279	46,674
Orange S.A.	569,372	9,237
Pernod Ricard S.A.	61,602	6,057
Publicis Groupe S.A.	70,417	6,759
Renault S.A.	56,432	2,324
Rexel S.A.	66,379	2,192
Safran S.A.	109,704	38,851
Sartorius Stedim Biotech	8,476	1,716
Societe Generale S.A.	219,489	14,599
Sodexo S.A.	26,426	1,664
Teleperformance S.E.	15,701	1,170
Thales S.A.	28,062	8,794
TotalEnergies S.E.	626,327	38,219
Unibail-Rodamco-Westfield*	36,588	3,858
Veolia Environnement S.A.	194,174	6,634
Vinci S.A.	150,150	20,907
		557,834
Germany – 9.3%
adidas A.G.	52,417	11,056
Allianz S.E. (Registered)	117,815	49,523
BASF S.E.	272,586	13,587
Bayer A.G. (Registered)	301,862	10,009
Bayerische Motoren Werke A.G.	86,300	8,660
Beiersdorf A.G.	29,785	3,116
Brenntag S.E.	38,168	2,287
Commerzbank A.G.	233,423	8,792
Continental A.G.	33,214	2,190
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  93 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Germany – 9.3%continued
Covestro A.G.*	53,792	$3,682
CTS Eventim A.G. & Co. KGaA	18,278	1,792
Daimler Truck Holding A.G.	146,703	6,045
Deutsche Bank A.G. (Registered)	562,024	19,767
Deutsche Boerse A.G.	57,163	15,319
Deutsche Lufthansa A.G. (Registered)	181,517	1,538
Deutsche Post A.G.	292,530	13,047
Deutsche Telekom A.G. (Registered)	1,064,801	36,278
E.ON S.E.	679,134	12,769
Evonik Industries A.G.	80,623	1,400
Fresenius Medical Care A.G.	65,927	3,459
Fresenius S.E. & Co. KGaA	130,222	7,252
GEA Group A.G.	43,739	3,231
Hannover Rueck S.E.	18,495	5,578
Heidelberg Materials A.G.	40,972	9,224
Henkel A.G. & Co. KGaA	30,629	2,272
Hensoldt A.G.	19,449	2,519
Infineon Technologies A.G.	397,729	15,524
Knorr-Bremse A.G.	22,188	2,084
LEG Immobilien S.E.	21,697	1,725
Mercedes-Benz Group A.G.	221,100	13,892
Merck KGaA	38,556	4,959
MTU Aero Engines A.G.	16,482	7,565
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	39,686	25,358
Nemetschek S.E.	18,261	2,376
Rational A.G.	1,462	1,114
Rheinmetall A.G.	13,978	32,539
RWE A.G.	192,200	8,536
SAP S.E.	318,233	85,316
Scout24 S.E.	22,694	2,841
Siemens A.G. (Registered)	231,749	62,530
Siemens Energy A.G.*	206,857	24,187
Siemens Healthineers A.G.	101,917	5,514
Symrise A.G.	39,687	3,459
Talanx A.G.	19,366	2,575
Vonovia S.E.	228,675	7,137
Zalando S.E.*	65,879	2,020
		565,643
Hong Kong – 1.9%
AIA Group Ltd.	3,254,686	31,197
CK Asset Holdings Ltd.	586,638	2,847
CK Infrastructure Holdings Ltd.	191,853	1,261
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Hong Kong – 1.9%continued
CLP Holdings Ltd.	493,014	$4,086
Futu Holdings Ltd. ADR	18,458	3,210
Hang Seng Bank Ltd.	236,979	3,611
Henderson Land Development Co. Ltd.	446,929	1,578
HKT Trust & HKT Ltd.	1,110,220	1,644
Hong Kong & China Gas Co. Ltd.	3,385,005	2,942
Hong Kong Exchanges & Clearing Ltd.	365,796	20,791
Hongkong Land Holdings Ltd.	337,000	2,133
Jardine Matheson Holdings Ltd.	50,500	3,194
Link REIT	788,078	4,054
MTR Corp. Ltd.	494,136	1,676
Power Assets Holdings Ltd.	420,317	2,664
Prudential PLC†	782,247	11,011
Sino Land Co. Ltd.	1,066,561	1,350
Sun Hung Kai Properties Ltd.	435,258	5,220
Swire Pacific Ltd., Class A	106,051	900
Techtronic Industries Co. Ltd.	438,333	5,623
WH Group Ltd.(2)	2,607,213	2,834
Wharf Real Estate Investment Co. Ltd.	486,766	1,439
		115,265
Ireland – 0.4%
AerCap Holdings N.V.	53,903	6,523
AIB Group PLC (Irish Stock Exchange)	650,583	5,904
Bank of Ireland Group PLC	299,642	4,960
Irish Bank Resolution Corp. Ltd.(3) *	99,788	—
Kerry Group PLC, Class A	49,183	4,429
Kingspan Group PLC	47,306	3,983
		25,799
Israel – 0.9%
Azrieli Group Ltd.	13,152	1,307
Bank Hapoalim B.M.	379,926	7,725
Bank Leumi Le-Israel B.M.	450,575	8,885
Check Point Software Technologies Ltd.*	26,252	5,432
Elbit Systems Ltd.	8,184	4,147
ICL Group Ltd.	224,099	1,401
Israel Discount Bank Ltd., Class A	365,397	3,613
Mizrahi Tefahot Bank Ltd.	47,561	3,130
Nice Ltd.*	19,397	2,820
Nova Ltd.*	9,078	2,890
Phoenix Financial Ltd.	69,092	2,588
See Notes to the Financial Statements.
EQUITY FUNDS 94 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Israel – 0.9%continued
Teva Pharmaceutical Industries Ltd. ADR*	347,616	$7,022
Wix.com Ltd.*	17,084	3,035
		53,995
Italy – 3.2%
Banca Mediolanum S.p.A.	67,379	1,352
Banca Monte dei Paschi di Siena S.p.A.	605,292	5,375
Banco BPM S.p.A.	340,853	5,104
BPER Banca SPA	440,981	4,900
Coca-Cola HBC A.G. - CDI*	66,350	3,130
Davide Campari-Milano N.V.†	181,076	1,141
Enel S.p.A.	2,480,836	23,529
Eni S.p.A.	619,799	10,823
Ferrari N.V.	38,175	18,483
FinecoBank Banca Fineco S.p.A.	191,720	4,153
Generali	259,314	10,189
Infrastrutture Wireless Italiane S.p.A.	85,229	1,002
Intesa Sanpaolo S.p.A.	4,350,797	28,772
Leonardo S.p.A.	123,263	7,830
Moncler S.p.A.	70,118	4,113
Nexi S.p.A.	160,299	907
Poste Italiane S.p.A.	137,640	3,264
Prysmian S.p.A.	86,281	8,618
Recordati Industria Chimica e Farmaceutica S.p.A.	35,651	2,166
Ryanair Holdings PLC	258,058	7,549
Snam S.p.A.	622,706	3,742
Telecom Italia S.p.A.*	3,498,769	1,831
Terna - Rete Elettrica Nazionale	426,614	4,334
UniCredit S.p.A.	427,295	32,442
Unipol Assicurazioni S.p.A.	110,647	2,377
		197,126
Japan – 21.7%
Advantest Corp.	233,400	23,335
Aeon Co. Ltd.	683,000	8,293
AGC, Inc.	60,300	1,968
Aisin Corp.	156,000	2,695
Ajinomoto Co., Inc.	274,800	7,883
ANA Holdings, Inc.	50,500	977
Asahi Group Holdings Ltd.	451,900	5,422
Asahi Kasei Corp.	364,000	2,862
Asics Corp.	210,900	5,507
Astellas Pharma, Inc.	543,400	5,926
Bandai Namco Holdings, Inc.	177,300	5,893
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Japan – 21.7%continued
Bridgestone Corp.	176,000	$8,138
Canon, Inc.	263,000	7,699
Capcom Co. Ltd.	104,500	2,845
Central Japan Railway Co.	232,200	6,666
Chiba Bank (The) Ltd.	166,600	1,747
Chubu Electric Power Co., Inc.	207,500	2,890
Chugai Pharmaceutical Co. Ltd.	205,165	9,075
Concordia Financial Group Ltd.	308,800	2,369
Dai Nippon Printing Co. Ltd.	126,900	2,155
Daifuku Co. Ltd.	98,800	3,160
Dai-ichi Life Holdings, Inc.	1,064,400	8,373
Daiichi Sankyo Co. Ltd.	514,800	11,522
Daikin Industries Ltd.	81,300	9,354
Daito Trust Construction Co. Ltd.	91,500	2,007
Daiwa House Industry Co. Ltd.	168,400	6,054
Daiwa Securities Group, Inc.	404,600	3,283
Denso Corp.	532,700	7,671
Disco Corp.	28,100	8,827
East Japan Railway Co.	291,936	7,154
Eisai Co. Ltd.	79,100	2,658
ENEOS Holdings, Inc.	832,497	5,285
FANUC Corp.	283,200	8,070
Fast Retailing Co. Ltd.	58,700	17,825
Fuji Electric Co. Ltd.	40,800	2,789
FUJIFILM Holdings Corp.	344,900	8,594
Fujikura Ltd.	76,600	7,447
Fujitsu Ltd.	540,300	12,704
Hankyu Hanshin Holdings, Inc.	76,700	2,263
Hikari Tsushin, Inc.	5,400	1,506
Hitachi Ltd.	1,397,200	36,690
Honda Motor Co. Ltd.	1,197,400	12,301
Hoya Corp.	103,800	14,339
Hulic Co. Ltd.	135,300	1,483
Idemitsu Kosan Co. Ltd.	241,740	1,661
IHI Corp.	308,000	5,729
Inpex Corp.	266,300	4,790
Isuzu Motors Ltd.	156,200	1,971
ITOCHU Corp.	361,300	20,777
Japan Airlines Co. Ltd.	42,200	852
Japan Exchange Group, Inc.	296,900	3,355
Japan Post Bank Co. Ltd.	540,800	6,627
Japan Post Holdings Co. Ltd.	534,200	5,303
Japan Post Insurance Co. Ltd.	57,000	1,614
Japan Tobacco, Inc.	369,000	12,128
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  95 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Japan – 21.7%continued
JFE Holdings, Inc.†	176,100	$2,166
Kajima Corp.	126,000	3,672
Kansai Electric Power (The) Co., Inc.	283,400	4,059
Kao Corp.	142,000	6,189
Kawasaki Heavy Industries Ltd.	46,100	3,034
Kawasaki Kisen Kaisha Ltd.†	107,900	1,535
KDDI Corp.	954,900	15,301
Keyence Corp.	59,056	21,988
Kikkoman Corp.	201,800	1,711
Kirin Holdings Co. Ltd.	233,200	3,419
Kobe Bussan Co. Ltd.	42,600	1,172
Komatsu Ltd.	288,500	10,039
Konami Group Corp.	30,000	4,329
Kubota Corp.	298,200	3,747
Kyocera Corp.	385,500	5,238
Kyowa Kirin Co. Ltd.	73,200	1,138
Lasertec Corp.	24,800	3,427
LY Corp.	858,400	2,768
M3, Inc.	137,000	2,252
Makita Corp.	70,100	2,273
Marubeni Corp.	435,100	10,857
MatsukiyoCocokara & Co.	97,600	1,982
MEIJI Holdings Co. Ltd.	69,952	1,450
MINEBEA MITSUMI, Inc.	113,000	2,125
Mitsubishi Chemical Group Corp.	398,500	2,297
Mitsubishi Corp.	985,400	23,490
Mitsubishi Electric Corp.	581,100	15,128
Mitsubishi Estate Co. Ltd.	330,400	7,609
Mitsubishi HC Capital, Inc.	263,000	2,172
Mitsubishi Heavy Industries Ltd.	977,200	25,534
Mitsubishi UFJ Financial Group, Inc.	3,494,795	55,362
Mitsui & Co. Ltd.	753,100	18,701
Mitsui Fudosan Co. Ltd.	801,900	8,760
Mitsui OSK Lines Ltd.	105,700	3,214
Mizuho Financial Group, Inc.	767,018	25,672
MonotaRO Co. Ltd.	73,100	1,062
MS&AD Insurance Group Holdings, Inc.	394,229	8,944
Murata Manufacturing Co. Ltd.	513,273	9,741
NEC Corp.	392,200	12,538
Nexon Co. Ltd.	101,800	2,238
NIDEC CORP.	250,100	4,442
Nintendo Co. Ltd.	336,700	28,844
Nippon Building Fund, Inc.	2,398	2,263
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Japan – 21.7%continued
Nippon Paint Holdings Co. Ltd.	289,700	$1,981
Nippon Sanso Holdings Corp.	53,300	1,889
Nippon Steel Corp.	1,454,805	5,985
Nippon Yusen K.K.	131,000	4,469
Nissan Motor Co. Ltd.* †	677,200	1,661
Nissin Foods Holdings Co. Ltd.	59,500	1,121
Nitori Holdings Co. Ltd.	120,000	2,313
Nitto Denko Corp.	212,700	5,042
Nomura Holdings, Inc.	928,900	6,802
Nomura Research Institute Ltd.	113,222	4,343
NTT, Inc.	9,261,300	9,684
Obayashi Corp.	198,400	3,255
Obic Co. Ltd.	97,500	3,404
Olympus Corp.	354,600	4,493
Oracle Corp. Japan	11,300	1,155
Oriental Land Co. Ltd.	328,300	7,891
ORIX Corp.	353,900	9,242
Osaka Gas Co. Ltd.	110,300	3,197
Otsuka Corp.	66,500	1,389
Otsuka Holdings Co. Ltd.	131,715	7,037
Pan Pacific International Holdings Corp.	585,000	3,859
Panasonic Holdings Corp.	706,400	7,673
Rakuten Group, Inc.*	453,700	2,940
Recruit Holdings Co. Ltd.	405,900	21,778
Renesas Electronics Corp.	516,400	5,933
Resona Holdings, Inc.	624,310	6,355
Ryohin Keikaku Co. Ltd.	153,600	3,058
Sanrio Co. Ltd.	54,800	2,566
SBI Holdings, Inc.	85,260	3,702
SCREEN Holdings Co. Ltd.	23,600	2,137
SCSK Corp.	45,500	1,364
Secom Co. Ltd.	126,300	4,631
Sekisui Chemical Co. Ltd.	115,100	2,140
Sekisui House Ltd.	180,500	4,103
Seven & i Holdings Co. Ltd.	631,700	8,496
SG Holdings Co. Ltd.	94,000	970
Shimadzu Corp.	70,300	1,773
Shimano, Inc.	22,800	2,591
Shin-Etsu Chemical Co. Ltd.	511,900	16,751
Shionogi & Co. Ltd.	226,700	4,009
Shiseido Co. Ltd.	117,300	2,007
SMC Corp.	17,200	5,263
SoftBank Corp.	8,745,100	12,863
SoftBank Group Corp.	291,200	36,985
See Notes to the Financial Statements.
EQUITY FUNDS 96 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Japan – 21.7%continued
Sompo Holdings, Inc.	271,835	$8,396
Sony Financial Group, Inc.*	1,876,800	2,081
Sony Group Corp.	1,876,800	53,855
Subaru Corp.	180,300	3,695
Sumitomo Corp.	338,000	9,782
Sumitomo Electric Industries Ltd.	214,100	6,083
Sumitomo Metal Mining Co. Ltd.	71,600	2,310
Sumitomo Mitsui Financial Group, Inc.	1,126,226	31,527
Sumitomo Mitsui Trust Group, Inc.	194,938	5,656
Sumitomo Realty & Development Co. Ltd.	94,700	4,178
Suntory Beverage & Food Ltd.	41,500	1,298
Suzuki Motor Corp.	470,700	6,861
Sysmex Corp.	150,794	1,870
T&D Holdings, Inc.	150,700	3,683
Taisei Corp.	46,200	3,173
Takeda Pharmaceutical Co. Ltd.	485,266	14,167
TDK Corp.	597,000	8,636
Terumo Corp.	413,900	6,831
TIS, Inc.	64,500	2,128
Toho Co. Ltd.	32,400	2,085
Tokio Marine Holdings, Inc.	560,900	23,729
Tokyo Electron Ltd.	136,500	24,611
Tokyo Gas Co. Ltd.	98,700	3,512
Tokyo Metro Co. Ltd.†	83,800	961
Tokyu Corp.	147,900	1,805
TOPPAN Holdings, Inc.	73,400	1,887
Toray Industries, Inc.	415,500	2,651
Toyota Industries Corp.	48,900	5,503
Toyota Motor Corp.	2,888,620	55,281
Toyota Tsusho Corp.	209,200	5,787
Trend Micro, Inc.	38,700	2,114
Unicharm Corp.	338,100	2,204
West Japan Railway Co.	127,900	2,804
Yakult Honsha Co. Ltd.†	79,200	1,291
Yamaha Motor Co. Ltd.	290,200	2,181
Yokogawa Electric Corp.	66,700	1,914
Zensho Holdings Co. Ltd.	28,500	1,866
ZOZO, Inc.	140,300	1,289
		1,324,378
Jersey – 0.0%
CVC Capital Partners PLC	60,648	1,056
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Luxembourg – 0.1%
ArcelorMittal S.A.	141,528	$5,115
Eurofins Scientific S.E.	35,744	2,602
		7,717
Macau – 0.1%
Galaxy Entertainment Group Ltd.	654,148	3,609
Sands China Ltd.	728,299	2,035
		5,644
Mexico – 0.0%
Fresnillo PLC	67,792	2,152
Netherlands – 4.3%
ABN AMRO Bank N.V. - C.V.A.	178,238	5,708
Adyen N.V.*	7,656	12,287
Aegon Ltd.	400,095	3,230
Akzo Nobel N.V.	51,559	3,673
Argenx S.E.*	18,706	13,741
ASM International N.V.	14,323	8,610
ASML Holding N.V.	119,933	116,930
ASR Nederland N.V.	48,818	3,322
BE Semiconductor Industries N.V.	22,497	3,374
Euronext N.V.	23,802	3,557
EXOR N.V.	28,862	2,834
Heineken Holding N.V.	40,149	2,759
Heineken N.V.	86,322	6,742
IMCD N.V.	17,863	1,847
ING Groep N.V.	922,329	24,037
JDE Peet's N.V.	49,761	1,822
Koninklijke Ahold Delhaize N.V.	278,181	11,254
Koninklijke KPN N.V.	1,167,636	5,606
Koninklijke Philips N.V.	234,000	6,406
NN Group N.V.	80,530	5,686
Randstad N.V.†	33,939	1,454
Universal Music Group N.V.	338,096	9,813
Wolters Kluwer N.V.	73,053	9,972
		264,664
New Zealand – 0.3%
Auckland International Airport Ltd.	498,723	2,279
Contact Energy Ltd.	267,576	1,409
Fisher & Paykel Healthcare Corp. Ltd.	177,115	3,802
Infratil Ltd.	268,195	1,917
Meridian Energy Ltd.	461,441	1,491
Xero Ltd.*	49,652	5,190
		16,088
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  97 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Norway – 0.6%
Aker BP ASA	93,489	$2,379
DNB Bank ASA	268,186	7,324
Equinor ASA	231,281	5,657
Gjensidige Forsikring ASA	59,937	1,761
Kongsberg Gruppen ASA	131,480	4,201
Mowi ASA	142,020	3,011
Norsk Hydro ASA	415,713	2,817
Orkla ASA	218,336	2,284
Salmar ASA	21,444	1,148
Telenor ASA	196,740	3,265
		33,847
Poland – 0.0%
InPost S.A.*	78,336	962
Portugal – 0.2%
Banco Comercial Portugues S.A. (Registered)	2,572,554	2,282
Banco Espirito Santo S.A. (Registered)(3) *	882,815	—
EDP S.A.	956,172	4,542
Galp Energia SGPS S.A.	129,417	2,454
Jeronimo Martins SGPS S.A.	81,740	1,991
		11,269
Singapore – 1.8%
CapitaLand Ascendas REIT	1,250,592	2,711
CapitaLand Integrated Commercial Trust	1,793,083	3,183
CapitaLand Investment Ltd.	688,462	1,438
DBS Group Holdings Ltd.	647,005	25,625
Genting Singapore Ltd.†	2,107,580	1,200
Grab Holdings Ltd., Class A*	728,517	4,386
Keppel Ltd.†	441,950	3,056
Oversea-Chinese Banking Corp. Ltd.	1,044,751	13,323
Sea Ltd. ADR*	116,631	20,846
Sembcorp Industries Ltd.	264,100	1,235
Singapore Airlines Ltd.	452,135	2,291
Singapore Exchange Ltd.	268,300	3,442
Singapore Technologies Engineering Ltd.†	472,000	3,155
Singapore Telecommunications Ltd.	2,230,725	7,137
STMicroelectronics N.V.	208,622	5,897
United Overseas Bank Ltd.	380,449	10,206
		109,131
South Africa – 0.2%
Anglo American PLC	339,603	12,786
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
South Korea – 0.0%
Delivery Hero S.E.*	57,370	$1,648
Spain – 3.4%
Acciona S.A.	7,195	1,451
ACS Actividades de Construccion y Servicios S.A.	55,947	4,475
Aena SME S.A.(2)	232,147	6,361
Amadeus IT Group S.A.	137,553	10,887
Banco Bilbao Vizcaya Argentaria S.A.	1,755,757	33,778
Banco de Sabadell S.A.	1,524,644	5,923
Banco Santander S.A.	4,537,539	47,423
Bankinter S.A.	201,107	3,172
CaixaBank S.A.	1,183,642	12,462
Cellnex Telecom S.A.*	148,390	5,145
EDP Renovaveis S.A.†	92,866	1,227
Endesa S.A.	93,555	2,989
Grifols S.A.	90,080	1,311
Iberdrola S.A.	1,933,072	36,628
Industria de Diseno Textil S.A.	330,984	18,286
Redeia Corp. S.A.	124,028	2,397
Repsol S.A.	347,162	6,162
Telefonica S.A.†	1,105,716	5,715
		205,792
Sweden – 3.0%
AddTech AB, Class B	76,422	2,498
Alfa Laval AB	88,196	4,046
Assa Abloy AB, Class B	310,427	10,892
Atlas Copco AB, Class A	820,764	13,976
Atlas Copco AB, Class B	471,743	7,118
Beijer Ref AB	114,157	1,779
Boliden AB*	85,789	3,501
Epiroc AB, Class A	199,191	4,207
Epiroc AB, Class B	116,644	2,208
EQT AB	111,999	3,913
Essity AB, Class B	183,017	4,787
Evolution AB	44,636	3,664
Fastighets AB Balder, Class B*	222,803	1,601
H&M Hennes & Mauritz AB, Class B	164,790	3,073
Hexagon AB, Class B	639,355	7,669
Holmen AB, Class B	21,263	808
Industrivarden AB, Class A	36,171	1,441
Industrivarden AB, Class C	48,252	1,922
Indutrade AB	81,304	1,872
Investment AB Latour, Class B	43,691	1,040
Investor AB, Class B	529,008	16,617
See Notes to the Financial Statements.
EQUITY FUNDS 98 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Sweden – 3.0%continued
L E Lundbergforetagen AB, Class B	22,433	$1,169
Lifco AB, Class B	69,810	2,373
Nibe Industrier AB, Class B	437,307	1,735
Saab AB, Class B	97,838	5,960
Sagax AB, Class B	70,972	1,484
Sandvik AB	321,971	9,017
Securitas AB, Class B	152,655	2,300
Skandinaviska Enskilda Banken AB, Class A	463,221	9,062
Skanska AB, Class B	105,339	2,745
SKF AB, Class B	100,236	2,501
Svenska Cellulosa AB S.C.A., Class B	198,384	2,628
Svenska Handelsbanken AB, Class A	435,163	5,688
Swedbank AB, Class A	262,922	7,951
Swedish Orphan Biovitrum AB*	56,242	1,720
Tele2 AB, Class B	169,955	2,899
Telefonaktiebolaget LM Ericsson, Class B	858,710	7,123
Telia Co. AB	689,962	2,634
Trelleborg AB, Class B	60,361	2,263
Volvo AB, Class B	485,214	13,993
		183,877
Switzerland – 4.8%
ABB Ltd. (Registered)	476,506	34,344
Avolta A.G.*	28,300	1,539
Baloise Holding A.G. (Registered)	13,094	3,240
Banque Cantonale Vaudoise (Registered)	8,446	1,000
Barry Callebaut A.G. (Registered)†	1,069	1,469
Belimo Holding A.G. (Registered)	3,010	3,169
BKW A.G.	5,956	1,271
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	289	4,430
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	32	4,821
Cie Financiere Richemont S.A., Class A (Registered)	163,942	31,457
DSM-Firmenich A.G.	55,668	4,760
EMS-Chemie Holding A.G. (Registered)	2,113	1,500
Galderma Group A.G.	39,465	6,891
Geberit A.G. (Registered)	10,404	7,863
Givaudan S.A. (Registered)	2,803	11,426
Helvetia Holding A.G. (Registered)	10,934	2,681
Julius Baer Group Ltd.	61,757	4,295
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
Switzerland – 4.8%continued
Kuehne + Nagel International A.G. (Registered)	15,473	$2,895
Logitech International S.A. (Registered)	46,543	5,126
Lonza Group A.G. (Registered)	21,380	14,349
Partners Group Holding A.G.	6,993	9,136
Sandoz Group A.G.	127,455	7,579
Schindler Holding A.G. (Participation Certificate)	12,572	4,780
Schindler Holding A.G. (Registered)	6,770	2,448
SGS S.A. (Registered)	50,758	5,280
SIG Group A.G.*	94,921	984
Sika A.G. (Registered)	47,239	10,587
Sonova Holding A.G. (Registered)	15,109	4,140
Straumann Holding A.G. (Registered)	33,428	3,583
Swatch Group (The) A.G. (Bearer)	8,859	1,668
Swiss Life Holding A.G. (Registered)	8,613	9,284
Swiss Prime Site A.G. (Registered)	25,365	3,550
Swisscom A.G. (Registered)	7,873	5,715
UBS Group A.G. (Registered)	967,468	39,771
VAT Group A.G.	8,470	3,370
Zurich Insurance Group A.G.	44,555	31,802
		292,203
United Kingdom – 11.1%
3i Group PLC	297,047	16,378
Admiral Group PLC	77,873	3,521
Ashtead Group PLC	130,200	8,750
Associated British Foods PLC	99,056	2,732
AstraZeneca PLC	472,677	72,203
Auto Trader Group PLC	262,121	2,781
Aviva PLC	925,680	8,572
BAE Systems PLC	917,756	25,431
Barclays PLC	4,320,541	22,155
Barratt Redrow PLC	417,072	2,191
British American Tobacco PLC	635,232	33,709
BT Group PLC	1,792,220	4,613
Bunzl PLC	98,829	3,120
Centrica PLC	1,524,517	3,416
CK Hutchison Holdings Ltd.	804,138	5,307
Coca-Cola Europacific Partners PLC	70,877	6,408
Compass Group PLC	516,878	17,610
DCC PLC	29,134	1,880
Diageo PLC	674,236	16,051
Entain PLC	187,763	2,201
Halma PLC	114,245	5,303
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  99 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
United Kingdom – 11.1%continued
Hikma Pharmaceuticals PLC	51,676	$1,190
HSBC Holdings PLC	5,315,696	75,030
Imperial Brands PLC	234,250	9,951
Informa PLC	401,538	4,962
InterContinental Hotels Group PLC	44,359	5,376
International Consolidated Airlines Group S.A. - CDI	367,083	1,925
Intertek Group PLC	47,756	3,053
J Sainsbury PLC	535,870	2,412
JD Sports Fashion PLC	779,073	999
Kingfisher PLC	538,362	2,248
Land Securities Group PLC	205,068	1,610
Legal & General Group PLC	1,771,337	5,693
Lloyds Banking Group PLC	18,168,400	20,466
London Stock Exchange Group PLC	145,417	16,699
M&G PLC	675,766	2,311
Marks & Spencer Group PLC	622,919	3,058
Melrose Industries PLC	387,205	3,190
National Grid PLC	1,497,499	21,589
NatWest Group PLC	2,469,330	17,332
Next PLC	35,137	5,853
Pearson PLC	176,835	2,513
Phoenix Group Holdings PLC	205,018	1,779
Reckitt Benckiser Group PLC	207,313	16,011
RELX PLC (London Exchange)	558,081	26,655
Rentokil Initial PLC	754,731	3,814
Rolls-Royce Holdings PLC	2,574,064	41,210
Sage Group (The) PLC	299,069	4,440
Schroders PLC	215,137	1,090
Segro PLC	389,260	3,444
Severn Trent PLC	82,726	2,883
Smith & Nephew PLC	252,621	4,552
Smiths Group PLC	101,269	3,231
Spirax Group PLC	22,021	2,032
SSE PLC	340,618	7,982
Standard Chartered PLC	604,628	11,717
Tesco PLC	2,012,684	12,065
Unilever PLC	748,257	44,231
United Utilities Group PLC	207,636	3,201
Vodafone Group PLC	5,965,224	6,917
Whitbread PLC	52,678	2,293
Wise PLC, Class A*	206,670	2,886
WPP PLC	324,254	1,620
		675,845
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.6% (1)continued
United States – 9.5%
Alcon A.G.	153,776	$11,519
Amrize Ltd.*	156,116	7,565
BP PLC	4,839,419	27,761
CSL Ltd.	147,092	19,324
CyberArk Software Ltd.*	14,723	7,113
Experian PLC	278,135	14,008
Ferrovial S.E.	157,874	9,087
GSK PLC	1,247,997	26,832
Haleon PLC	2,751,574	12,429
Holcim A.G.*	154,470	13,146
James Hardie Industries PLC - CDI*	176,387	3,282
Monday.com Ltd.*	12,127	2,349
Nestle S.A. (Registered)	785,549	72,159
Novartis A.G. (Registered)	579,326	74,496
QIAGEN N.V.	63,466	2,819
Roche Holding A.G. (Bearer)	9,778	3,371
Roche Holding A.G. (Genusschein)	214,205	70,502
Sanofi S.A.	337,203	31,874
Schneider Electric S.E.	167,109	47,176
Shell PLC	1,795,892	63,940
Spotify Technology S.A.*	46,450	32,422
Stellantis N.V.	605,445	5,604
Swiss Re A.G.	90,469	16,766
Tenaris S.A.	115,592	2,069
		577,613
Total Common Stocks
(Cost $3,130,883)		5,946,183

PREFERRED STOCKS – 0.3% (1)
Germany – 0.3%
Bayerische Motoren Werke A.G., 5.48%(4)	17,118	1,589
Dr. Ing hc F Porsche A.G., 3.61%(4)	36,067	1,751
Henkel A.G. & Co. KGaA, 2.97%(4)	49,701	4,012
Porsche Automobil Holding S.E., 5.72%(4)	45,648	1,793
Sartorius A.G., 0.38%(4)	7,623	1,773
Volkswagen A.G., 6.92%(4)	63,365	6,853
		17,771
Total Preferred Stocks
(Cost $17,585)		17,771

INVESTMENT COMPANIES – 1.1%
iShares Core MSCI EAFE ETF	497,000	43,393
See Notes to the Financial Statements.
EQUITY FUNDS 100 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.1%continued
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.18%(5) (6) (7)	8,046,335	$8,046
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(5) (6)	14,930,026	14,930
Total Investment Companies
(Cost $59,119)		66,369

Total Investments – 99.0%
(Cost $3,207,587)		6,030,323
Other Assets less Liabilities – 1.0%		62,355
Net Assets – 100.0%		$6,092,678

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At September 30,
2025, the value of these securities amounted to approximately $9,195,000 or 0.2% of net assets.

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of September 30, 2025 is disclosed.
(7)	Investment of securities lending cash collateral in connection with securities lending.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR – American Depositary Receipt

CDI – CREST Depository Interest

EAFE – Europe, Australasia and the Far East

ETF – Exchange-Traded Fund

FTSE – Financial Times Stock Exchange

MSCI – Morgan Stanley Capital International
Percentages shown are based on Net Assets.
At September 30, 2025, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
JPMorgan Chase	United States Dollar	1,542	Euro	1,308	12/17/25	$1
Morgan Stanley	Swiss Franc	4,850	United States Dollar	6,154	12/17/25	3
Subtotal Appreciation						4
BNP Paribas	United States Dollar	1,291	Swedish Krona	11,980	12/17/25	(13)
Goldman Sachs	Japanese Yen	1,000,000	United States Dollar	6,779	12/17/25	(38)
JPMorgan Chase	United States Dollar	3,598	British Pound	2,655	12/17/25	(27)
JPMorgan Chase	United States Dollar	7,394	Japanese Yen	1,080,000	12/17/25	(31)
UBS	United States Dollar	1,733	Australian Dollar	2,608	12/17/25	(6)
Subtotal Depreciation						(115)
Total						$(111)
At September 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
Euro Stoxx 50 (Euro)	476	$30,966	Long	12/25	$545
FTSE 100 Index (British Pound)	119	15,056	Long	12/25	130
Hang Seng Index (Hong Kong Dollar)	10	1,729	Long	10/25	40
MSCI EAFE Index (United States Dollar)	85	11,838	Long	12/25	67
SPI 200 Index (Australian Dollar)	49	7,192	Long	12/25	(34)
Topix Index (Japanese Yen)	80	16,992	Long	12/25	143
Total					$891

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  101 EQUITY FUNDS

Schedule of Investments

INTERNATIONAL EQUITY INDEX FUND continued	September 30, 2025 (UNAUDITED)
At September 30, 2025, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Financials	24.9%
Industrials	18.9
Health Care	10.6
Consumer Discretionary	10.0
Information Technology	8.2
Consumer Staples	7.4
Materials	5.5
Communication Services	4.8
Utilities	3.4
Energy	3.1
Real Estate	1.8
Short-Term Investments	0.4
Total Investments	99.0
Other Assets less Liabilities	1.0
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Hong Kong	$4,854	$110,411	$—	$115,265
Ireland	6,523	19,276	—	25,799
Israel	15,489	38,506	—	53,995
Japan	2,081	1,322,297	—	1,324,378
Singapore	25,232	83,899	—	109,131
United Kingdom	6,408	669,437	—	675,845
United States	41,884	535,729	—	577,613
All Other Countries(1)	—	3,064,157	—	3,064,157
Total Common Stocks	102,471	5,843,712	—	5,946,183
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Preferred Stocks	$—	$17,771	$—	$17,771
Investment Companies	66,369	—	—	66,369
Total Investments	$168,840	$5,861,483	$—	$6,030,323
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$4	$—	$4
Futures Contracts	925	—	—	925
Liabilities
Forward Foreign Currency Exchange Contracts	—	(115)	—	(115)
Futures Contracts	(34)	—	—	(34)
Total Other Financial Instruments	$891	$(111)	$—	$780

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 102 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

LARGE CAP CORE FUND	September 30, 2025 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.6%
Aerospace & Defense – 1.6%
General Dynamics Corp.	7,485	$2,552
General Electric Co.	7,618	2,292
Lockheed Martin Corp.	1,384	691
		5,535
Air Freight & Logistics – 0.9%
C.H. Robinson Worldwide, Inc.	13,256	1,755
Expeditors International of Washington, Inc.	9,762	1,197
United Parcel Service, Inc., Class B	77	6
		2,958
Automobile Components – 0.5%
Aptiv PLC*	18,132	1,563
Automobiles – 1.6%
Ford Motor Co.	9,469	113
General Motors Co.	2,229	136
Tesla, Inc.*	11,701	5,204
		5,453
Banks – 3.5%
Bank of America Corp.	51,134	2,638
Citigroup, Inc.	24,270	2,463
JPMorgan Chase & Co.	20,664	6,518
Wells Fargo & Co.	4,804	403
		12,022
Beverages – 0.3%
Monster Beverage Corp.*	14,447	973
PepsiCo, Inc.	16	2
		975
Biotechnology – 1.4%
AbbVie, Inc.	5,389	1,248
Amgen, Inc.	10,988	3,101
Gilead Sciences, Inc.	1,887	209
Halozyme Therapeutics, Inc.*	5,438	399
		4,957
Broadline Retail – 3.9%
Amazon.com, Inc.*	52,050	11,429
eBay, Inc.	23,513	2,138
		13,567
Building Products – 0.3%
A.O. Smith Corp.	9,375	688
Allegion PLC	917	163
Masco Corp.	2,236	157
		1,008
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Capital Markets – 3.4%
Affiliated Managers Group, Inc.	6,765	$1,613
Bank of New York Mellon (The) Corp.	23,807	2,594
Franklin Resources, Inc.	70,793	1,638
Goldman Sachs Group (The), Inc.	4,522	3,601
Morgan Stanley	219	35
State Street Corp.	19,933	2,312
		11,793
Chemicals – 0.7%
CF Industries Holdings, Inc.	26,351	2,364
Communications Equipment – 1.6%
Arista Networks, Inc.*	6,792	990
Cisco Systems, Inc.	55,294	3,783
Ubiquiti, Inc.	1,040	687
		5,460
Construction & Engineering – 0.7%
EMCOR Group, Inc.	1,036	673
Valmont Industries, Inc.	4,501	1,745
		2,418
Consumer Finance – 0.7%
Capital One Financial Corp.	4,326	920
SLM Corp.	24,582	680
Synchrony Financial	10,788	766
		2,366
Consumer Staples Distribution & Retail – 1.0%
Costco Wholesale Corp.	866	802
Dollar Tree, Inc.*	6,829	644
Kroger (The) Co.	21,857	1,473
Sysco Corp.	1,826	150
Target Corp.	108	10
Walmart, Inc.	5,023	518
		3,597
Containers & Packaging – 0.4%
Crown Holdings, Inc.	2,983	288
Sealed Air Corp.	26,829	948
		1,236
Diversified Consumer Services – 0.2%
H&R Block, Inc.	14,364	726
Diversified Telecommunication Services – 1.0%
AT&T, Inc.	89,721	2,534
Verizon Communications, Inc.	20,645	907
		3,441
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  103 EQUITY FUNDS

Schedule of Investments

LARGE CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Electric Utilities – 1.9%
Constellation Energy Corp.	4,176	$1,374
Edison International	120	7
Exelon Corp.	31,813	1,432
FirstEnergy Corp.	17,182	787
NRG Energy, Inc.	8,984	1,455
OGE Energy Corp.	1,749	81
PPL Corp.	40,924	1,521
		6,657
Electrical Equipment – 0.3%
Emerson Electric Co.	5,115	671
GE Vernova, Inc.	499	307
		978
Electronic Equipment, Instruments & Components – 0.6%
Amphenol Corp., Class A	4,762	589
Jabil, Inc.	6,707	1,457
		2,046
Entertainment – 1.1%
Netflix, Inc.*	3,019	3,619
Financial Services – 3.9%
Berkshire Hathaway, Inc., Class B*	10,562	5,310
Corebridge Financial, Inc.	7,197	231
Fidelity National Information Services, Inc.	8,125	536
Fiserv, Inc.*	32	4
Global Payments, Inc.	10,546	876
Mastercard, Inc., Class A	1,270	722
MGIC Investment Corp.	76,324	2,165
PayPal Holdings, Inc.*	28,976	1,943
Visa, Inc., Class A	4,999	1,707
		13,494
Food Products – 1.1%
Ingredion, Inc.	12,910	1,577
Pilgrim's Pride Corp.	50,498	2,056
		3,633
Ground Transportation – 0.4%
Landstar System, Inc.	779	95
Uber Technologies, Inc.*	2,595	254
Union Pacific Corp.	4,944	1,169
		1,518
Health Care Equipment & Supplies – 1.9%
Abbott Laboratories	20,483	2,744
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Health Care Equipment & Supplies – 1.9%continued
Medtronic PLC	15,885	$1,513
ResMed, Inc.	8,740	2,392
		6,649
Health Care Providers & Services – 2.0%
Cencora, Inc.	4,763	1,488
HCA Healthcare, Inc.	6,109	2,604
McKesson Corp.	3,653	2,822
UnitedHealth Group, Inc.	14	5
		6,919
Health Care Technology – 0.1%
Doximity, Inc., Class A*	6,137	449
Hotel & Resort Real Estate Investment Trusts – 0.1%
Host Hotels & Resorts, Inc.	17,779	303
Hotels, Restaurants & Leisure – 1.9%
Booking Holdings, Inc.	542	2,927
Carnival Corp.*	62,370	1,803
Expedia Group, Inc.	1,036	222
Royal Caribbean Cruises Ltd.	1,061	343
Travel + Leisure Co.	18,153	1,080
		6,375
Household Durables – 0.0%
NVR, Inc.*	7	56
Household Products – 1.0%
Kimberly-Clark Corp.	9,507	1,182
Procter & Gamble (The) Co.	14,190	2,180
		3,362
Industrial Conglomerates – 0.4%
3M Co.	9,351	1,451
Insurance – 1.7%
Aflac, Inc.	9,326	1,042
American International Group, Inc.	4,757	373
Assured Guaranty Ltd.	19,988	1,692
Brighthouse Financial, Inc.*	96	5
Globe Life, Inc.	15,458	2,210
Unum Group	8,615	670
		5,992
Interactive Media & Services – 7.6%
Alphabet, Inc., Class A	65,571	15,940
Match Group, Inc.	8,709	308
Meta Platforms, Inc., Class A	13,466	9,889
		26,137
See Notes to the Financial Statements.
EQUITY FUNDS 104 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
IT Services – 0.7%
Accenture PLC, Class A	6,263	$1,544
Cognizant Technology Solutions Corp., Class A	10,079	676
International Business Machines Corp.	385	109
		2,329
Life Sciences Tools & Services – 0.1%
Medpace Holdings, Inc.*	872	448
Machinery – 2.0%
Allison Transmission Holdings, Inc.	16,784	1,425
Caterpillar, Inc.	7,153	3,413
Illinois Tool Works, Inc.	8,261	2,154
		6,992
Media – 0.7%
Fox Corp., Class A	36,841	2,323
Metals & Mining – 0.8%
Newmont Corp.	33,799	2,850
Multi-Utilities – 0.5%
Consolidated Edison, Inc.	7,378	742
Public Service Enterprise Group, Inc.	11,083	925
		1,667
Oil, Gas & Consumable Fuels – 2.6%
Antero Midstream Corp.	6,154	120
Antero Resources Corp.*	402	13
APA Corp.	90,626	2,200
EOG Resources, Inc.	21,089	2,364
Exxon Mobil Corp.	8,034	906
Marathon Petroleum Corp.	6,328	1,220
Ovintiv, Inc.	50,931	2,057
Valero Energy Corp.	217	37
		8,917
Pharmaceuticals – 3.5%
Bristol-Myers Squibb Co.	20,567	928
Eli Lilly & Co.	1,882	1,436
Johnson & Johnson	24,133	4,475
Merck & Co., Inc.	25,343	2,127
Pfizer, Inc.	122,781	3,128
		12,094
Professional Services – 1.3%
Automatic Data Processing, Inc.	6,704	1,968
Genpact Ltd.	15,669	656
Leidos Holdings, Inc.	9,879	1,867
		4,491
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Real Estate Management & Development – 0.4%
CBRE Group, Inc., Class A*	8,064	$1,271
Retail Real Estate Investment Trusts – 0.5%
Simon Property Group, Inc.	9,621	1,806
Semiconductors & Semiconductor Equipment – 13.7%
Applied Materials, Inc.	2,040	418
Broadcom, Inc.	34,228	11,292
KLA Corp.	2,468	2,662
Lam Research Corp.	6,268	840
NVIDIA Corp.	153,244	28,592
QUALCOMM, Inc.	18,984	3,158
		46,962
Software – 10.3%
Adobe, Inc.*	8,445	2,979
AppLovin Corp., Class A*	1,553	1,116
Dropbox, Inc., Class A*	16,483	498
Gen Digital, Inc.	60,676	1,723
Intuit, Inc.	2,761	1,886
Microsoft Corp.	48,536	25,139
Oracle Corp.	2,614	735
Palantir Technologies, Inc., Class A*	3,788	691
Pegasystems, Inc.	9,554	549
		35,316
Specialized Real Estate Investment Trusts – 0.9%
EPR Properties	18,406	1,068
VICI Properties, Inc.	66,191	2,158
		3,226
Specialty Retail – 1.1%
Bath & Body Works, Inc.	3,798	98
Gap (The), Inc.	185	4
Home Depot (The), Inc.	3,041	1,232
Lowe's Cos., Inc.	409	103
Ulta Beauty, Inc.*	2,294	1,254
Williams-Sonoma, Inc.	4,967	971
		3,662
Technology Hardware, Storage & Peripherals – 7.3%
Apple, Inc.	93,622	23,839
Western Digital Corp.	10,188	1,223
		25,062
Textiles, Apparel & Luxury Goods – 1.0%
Ralph Lauren Corp.	4,579	1,436
Tapestry, Inc.	18,522	2,097
		3,533
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  105 EQUITY FUNDS

Schedule of Investments

LARGE CAP CORE FUND continued	September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.6%continued
Tobacco – 1.4%
Altria Group, Inc.	42,672	$2,819
Philip Morris International, Inc.	11,273	1,828
		4,647
Wireless Telecommunication Services – 0.1%
Millicom International Cellular S.A.	8,259	401
Total Common Stocks
(Cost $174,965)		339,074

INVESTMENT COMPANIES – 1.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(1) (2)	4,149,717	4,150
Total Investment Companies
(Cost $4,150)		4,150

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.08%, 11/28/25(3) (4)	$285	$283
Total Short-Term Investments
(Cost $283)		283

Total Investments – 99.9%
(Cost $179,398)		343,507
Other Assets less Liabilities – 0.1%		380
NET ASSETS – 100.0%		$343,887

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of September 30, 2025 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At September 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini S&P 500	13	$4,380	Long	12/25	$53

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$339,074	$—	$—	$339,074
Investment Companies	4,150	—	—	4,150
Short-Term Investments	—	283	—	283
Total Investments	$343,224	$283	$—	$343,507
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$53	$—	$—	$53

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 106 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

LARGE CAP VALUE FUND	September 30, 2025 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.6%
Aerospace & Defense – 1.2%
General Dynamics Corp.	1,412	$481
RTX Corp.	846	142
Woodward, Inc.	750	190
		813
Air Freight & Logistics – 2.1%
C.H. Robinson Worldwide, Inc.	3,499	463
Expeditors International of Washington, Inc.	3,001	368
United Parcel Service, Inc., Class B	6,333	529
		1,360
Banks – 8.6%
Bank of America Corp.	16,894	871
Citigroup, Inc.	10,550	1,071
First Hawaiian, Inc.	9,208	229
JPMorgan Chase & Co.	8,353	2,635
Truist Financial Corp.	2,050	94
U.S. Bancorp	2,321	112
Wells Fargo & Co.	7,534	632
		5,644
Beverages – 1.4%
Boston Beer (The) Co., Inc., Class A*	1,594	337
Brown-Forman Corp., Class B	6,064	164
Coca-Cola Consolidated, Inc.	2,799	328
Molson Coors Beverage Co., Class B	1,460	66
		895
Biotechnology – 2.0%
Gilead Sciences, Inc.	7,636	848
Halozyme Therapeutics, Inc.*	2,859	210
United Therapeutics Corp.*	619	259
		1,317
Broadline Retail – 2.2%
Amazon.com, Inc.*	4,495	987
eBay, Inc.	5,154	469
		1,456
Building Products – 1.2%
Johnson Controls International PLC	6,912	760
Capital Markets – 4.7%
Bank of New York Mellon (The) Corp.	7,420	808
Charles Schwab (The) Corp.	2,807	268
Goldman Sachs Group (The), Inc.	701	558
Janus Henderson Group PLC	2,146	96
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Capital Markets – 4.7%continued
Morgan Stanley	6,931	$1,102
S&P Global, Inc.	568	276
		3,108
Chemicals – 0.6%
CF Industries Holdings, Inc.	3,659	328
International Flavors & Fragrances, Inc.	1,100	68
		396
Communications Equipment – 2.4%
Cisco Systems, Inc.	17,982	1,230
F5, Inc.*	1,175	380
		1,610
Construction & Engineering – 0.6%
Valmont Industries, Inc.	950	368
Consumer Finance – 1.3%
Ally Financial, Inc.	223	9
Capital One Financial Corp.	1,397	297
SLM Corp.	9,504	263
Synchrony Financial	3,760	267
		836
Consumer Staples Distribution & Retail – 1.5%
Albertsons Cos., Inc., Class A	7,810	137
Dollar Tree, Inc.*	1,956	185
Kroger (The) Co.	3,546	239
Target Corp.	2,557	229
U.S. Foods Holding Corp.*	2,500	191
		981
Containers & Packaging – 0.6%
Packaging Corp. of America	1,753	382
Diversified Telecommunication Services – 1.0%
AT&T, Inc.	4,663	132
Verizon Communications, Inc.	11,352	499
		631
Electric Utilities – 2.1%
Duke Energy Corp.	1,772	219
Evergy, Inc.	4,677	356
Exelon Corp.	5,882	265
OGE Energy Corp.	3,559	165
PPL Corp.	9,727	361
		1,366
Electrical Equipment – 2.7%
AMETEK, Inc.	2,575	484
Emerson Electric Co.	5,784	758
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  107 EQUITY FUNDS

Schedule of Investments

LARGE CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Electrical Equipment – 2.7%continued
Generac Holdings, Inc.*	1,134	$190
Hubbell, Inc.	878	378
		1,810
Electronic Equipment, Instruments & Components – 1.1%
Flex Ltd.*	4,854	282
Teledyne Technologies, Inc.*	33	19
Trimble, Inc.*	4,514	369
Vontier Corp.	1,745	73
		743
Energy Equipment & Services – 0.1%
Baker Hughes Co.	917	45
Entertainment – 1.2%
Electronic Arts, Inc.	2,915	588
Walt Disney (The) Co.	1,507	172
		760
Financial Services – 4.0%
Berkshire Hathaway, Inc., Class B*	3,468	1,743
Fidelity National Information Services, Inc.	5,886	388
Fiserv, Inc.*	531	68
MGIC Investment Corp.	11,939	339
PayPal Holdings, Inc.*	1,515	102
		2,640
Food Products – 2.8%
Conagra Brands, Inc.	9,355	171
General Mills, Inc.	3,533	178
Hormel Foods Corp.	4,054	100
Ingredion, Inc.	2,440	298
J.M. Smucker (The) Co.	3,256	354
Mondelez International, Inc., Class A	7,241	452
Pilgrim's Pride Corp.	7,014	286
		1,839
Gas Utilities – 1.0%
MDU Resources Group, Inc.	19,404	346
UGI Corp.	9,211	306
		652
Ground Transportation – 0.0%
CSX Corp.	927	33
Health Care Equipment & Supplies – 2.2%
Abbott Laboratories	2,034	272
GE HealthCare Technologies, Inc.	1,469	110
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Health Care Equipment & Supplies – 2.2%continued
Medtronic PLC	7,167	$683
STERIS PLC	1,490	369
		1,434
Health Care Providers & Services – 1.9%
Cigna Group (The)	2,156	622
UnitedHealth Group, Inc.	1,828	631
		1,253
Hotel & Resort Real Estate Investment Trusts – 0.5%
Host Hotels & Resorts, Inc.	21,088	359
Hotels, Restaurants & Leisure – 0.3%
Vail Resorts, Inc.†	1,185	177
Household Durables – 1.1%
Garmin Ltd.	768	189
NVR, Inc.*	48	386
PulteGroup, Inc.	1,007	133
		708
Household Products – 0.6%
Procter & Gamble (The) Co.	2,325	357
Reynolds Consumer Products, Inc.	487	12
		369
Industrial Real Estate Investment Trusts – 0.3%
Prologis, Inc.	1,679	192
Insurance – 4.6%
Aflac, Inc.	5,445	608
American International Group, Inc.	5,635	443
Assured Guaranty Ltd.	3,497	296
Brighthouse Financial, Inc.*	3,190	169
Loews Corp.	2,246	225
MetLife, Inc.	6,289	518
Old Republic International Corp.	8,135	346
Prudential Financial, Inc.	3,964	411
		3,016
Interactive Media & Services – 4.0%
Alphabet, Inc., Class A	9,315	2,265
Meta Platforms, Inc., Class A	545	400
		2,665
IT Services – 2.3%
Accenture PLC, Class A	1,346	332
Amdocs Ltd.	3,656	300
See Notes to the Financial Statements.
EQUITY FUNDS 108 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
IT Services – 2.3%continued
Cognizant Technology Solutions Corp., Class A	2,958	$198
International Business Machines Corp.	2,355	665
		1,495
Leisure Products – 0.5%
Hasbro, Inc.	4,385	333
Mattel, Inc.*	175	3
		336
Life Sciences Tools & Services – 0.9%
Danaher Corp.	1,274	253
IQVIA Holdings, Inc.*	6	1
QIAGEN N.V.†	7,063	316
Thermo Fisher Scientific, Inc.	96	46
		616
Machinery – 2.2%
Allison Transmission Holdings, Inc.	3,442	292
Donaldson Co., Inc.	4,323	354
Dover Corp.	997	167
Graco, Inc.	860	73
Snap-on, Inc.	982	340
Toro (The) Co.	160	12
Westinghouse Air Brake Technologies Corp.	1,114	223
		1,461
Media – 2.2%
Comcast Corp., Class A	12,323	387
Fox Corp., Class A	4,228	266
Interpublic Group of (The) Cos., Inc.	3,694	103
New York Times (The) Co., Class A	5,900	339
Nexstar Media Group, Inc.	1,840	364
		1,459
Metals & Mining – 2.3%
Alcoa Corp.	10,522	346
Newmont Corp.	12,443	1,049
Reliance, Inc.	522	147
		1,542
Mortgage Real Estate Investment Trusts – 0.4%
Starwood Property Trust, Inc.	13,528	262
Multi-Utilities – 1.0%
Consolidated Edison, Inc.	2,376	239
Dominion Energy, Inc.	7,319	448
		687
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Office Real Estate Investment Trusts – 1.0%
Highwoods Properties, Inc.	10,405	$331
Kilroy Realty Corp.†	8,262	349
		680
Oil, Gas & Consumable Fuels – 4.8%
Antero Resources Corp.*	9,005	302
Chevron Corp.	7,728	1,200
EOG Resources, Inc.	6,173	692
Exxon Mobil Corp.	2,643	298
Phillips 66	690	94
Valero Energy Corp.	3,489	594
		3,180
Pharmaceuticals – 5.2%
Bristol-Myers Squibb Co.	12,023	542
Jazz Pharmaceuticals PLC*	2,335	308
Johnson & Johnson	6,544	1,213
Merck & Co., Inc.	4,859	408
Pfizer, Inc.	37,508	956
		3,427
Professional Services – 2.2%
Equifax, Inc.	236	60
Genpact Ltd.	7,157	300
Jacobs Solutions, Inc.	1,454	218
Leidos Holdings, Inc.	2,189	414
Science Applications International Corp.	2,568	255
SS&C Technologies Holdings, Inc.	2,335	207
		1,454
Real Estate Management & Development – 0.3%
Jones Lang LaSalle, Inc.*	683	204
Residential Real Estate Investment Trusts – 1.1%
AvalonBay Communities, Inc.	1,864	360
Equity Residential	5,539	359
		719
Retail Real Estate Investment Trusts – 1.3%
Brixmor Property Group, Inc.	12,796	354
NNN REIT, Inc.	4,011	171
Regency Centers Corp.	4,391	320
		845
Semiconductors & Semiconductor Equipment – 3.0%
Analog Devices, Inc.	1,858	456
Applied Materials, Inc.	3,440	704
Cirrus Logic, Inc.*	692	87
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  109 EQUITY FUNDS

Schedule of Investments

LARGE CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.6%continued
Semiconductors & Semiconductor Equipment – 3.0%continued
QUALCOMM, Inc.	3,996	$665
Skyworks Solutions, Inc.	217	17
Texas Instruments, Inc.	180	33
		1,962
Software – 1.6%
Gen Digital, Inc.	11,781	334
Intuit, Inc.	399	273
PTC, Inc.*	2,027	412
Roper Technologies, Inc.	129	64
		1,083
Specialized Real Estate Investment Trusts – 0.6%
Millrose Properties, Inc.	11,433	384
Specialty Retail – 1.0%
Best Buy Co., Inc.	3,181	241
Ross Stores, Inc.	186	28
Ulta Beauty, Inc.*	733	401
		670
Technology Hardware, Storage & Peripherals – 0.7%
Western Digital Corp.	3,957	475
Textiles, Apparel & Luxury Goods – 2.2%
Deckers Outdoor Corp.*	2,009	204
Lululemon Athletica, Inc.*	968	172
NIKE, Inc., Class B	9,745	679
Ralph Lauren Corp.	1,176	369
		1,424
Tobacco – 0.2%
Philip Morris International, Inc.	891	144
Trading Companies & Distributors – 0.1%
MSC Industrial Direct Co., Inc., Class A	641	59
Wireless Telecommunication Services – 0.6%
Millicom International Cellular S.A.	8,389	407
Total Common Stocks
(Cost $51,982)		65,593

INVESTMENT COMPANIES – 1.6%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.18%(1) (2) (3)	856,464	856
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(1) (2)	229,464	230
Total Investment Companies
(Cost $1,086)		1,086

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.14%, 11/28/25(4) (5)	$33	$33
Total Short-Term Investments
(Cost $33)		33

Total Investments – 101.3%
(Cost $53,101)		66,712
Liabilities less Other Assets – (1.3%)		(827)
NET ASSETS – 100.0%		$65,885

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of September 30, 2025 is disclosed.
(3)	Investment of securities lending cash collateral in connection with securities lending.
(4)	Discount rate at the time of purchase.
(5)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At September 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
Micro E-Mini S&P 500 Index	7	$236	Long	12/25	$2

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
See Notes to the Financial Statements.
EQUITY FUNDS 110 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$65,593	$—	$—	$65,593
Investment Companies	1,086	—	—	1,086
Short-Term Investments	—	33	—	33
Total Investments	$66,679	$33	$—	$66,712
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$2	$—	$—	$2

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  111 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.5%
Aerospace & Defense – 3.4%
AeroVironment, Inc.*	20,411	$6,427
ATI, Inc.*	89,889	7,312
BWX Technologies, Inc.	59,471	10,965
Carpenter Technology Corp.	32,490	7,978
Curtiss-Wright Corp.	24,497	13,300
Hexcel Corp.	50,816	3,186
Kratos Defense & Security Solutions, Inc.*	108,639	9,926
Woodward, Inc.	39,041	9,866
		68,960
Air Freight & Logistics – 0.2%
GXO Logistics, Inc.*	75,122	3,973
Automobile Components – 0.8%
Autoliv, Inc.	46,162	5,701
Gentex Corp.	143,904	4,073
Goodyear Tire & Rubber (The) Co.*	179,286	1,341
Lear Corp.	33,972	3,418
Visteon Corp.	17,254	2,068
		16,601
Automobiles – 0.3%
Harley-Davidson, Inc.	77,027	2,149
Thor Industries, Inc.	34,930	3,622
		5,771
Banks – 6.5%
Associated Banc-Corp	103,820	2,669
Bank OZK	67,561	3,444
Cadence Bank	122,029	4,581
Columbia Banking System, Inc.	191,650	4,933
Comerica, Inc.	83,965	5,753
Commerce Bancshares, Inc.	80,843	4,831
Cullen/Frost Bankers, Inc.	41,325	5,239
East West Bancorp, Inc.†	89,720	9,551
First Financial Bankshares, Inc.	85,445	2,875
First Horizon Corp.	331,061	7,485
Flagstar Financial, Inc.	189,570	2,190
FNB Corp.	235,718	3,798
Glacier Bancorp, Inc.	77,829	3,788
Hancock Whitney Corp.	55,691	3,487
Home BancShares, Inc.	120,431	3,408
International Bancshares Corp.	35,661	2,452
Old National Bancorp	223,508	4,906
Pinnacle Financial Partners, Inc.	49,665	4,658
Prosperity Bancshares, Inc.	60,740	4,030
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Banks – 6.5%continued
SouthState Corp.	65,032	$6,430
Synovus Financial Corp.	90,882	4,461
Texas Capital Bancshares, Inc.*	29,027	2,454
UMB Financial Corp.	45,791	5,419
United Bankshares, Inc.	90,131	3,354
Valley National Bancorp	306,917	3,253
Webster Financial Corp.	108,465	6,447
Western Alliance Bancorp	66,454	5,763
Wintrust Financial Corp.	43,735	5,792
Zions Bancorp N.A.	96,488	5,459
		132,910
Beverages – 0.6%
Boston Beer (The) Co., Inc., Class A*	4,893	1,034
Celsius Holdings, Inc.*	102,643	5,901
Coca-Cola Consolidated, Inc.	38,380	4,497
		11,432
Biotechnology – 2.4%
BioMarin Pharmaceutical, Inc.*	123,399	6,683
Cytokinetics, Inc.*	76,466	4,203
Exelixis, Inc.*	175,613	7,253
Halozyme Therapeutics, Inc.*	76,408	5,604
Neurocrine Biosciences, Inc.*	64,162	9,007
Roivant Sciences Ltd.*	279,455	4,228
United Therapeutics Corp.*	29,413	12,330
		49,308
Broadline Retail – 0.4%
Macy's, Inc.	172,929	3,101
Ollie's Bargain Outlet Holdings, Inc.*	40,096	5,148
		8,249
Building Products – 2.1%
AAON, Inc.†	43,217	4,038
Advanced Drainage Systems, Inc.	45,970	6,376
Carlisle Cos., Inc.	27,767	9,134
Fortune Brands Innovations, Inc.	76,862	4,104
Owens Corning	54,491	7,708
Simpson Manufacturing Co., Inc.	27,220	4,558
Trex Co., Inc.*	68,570	3,543
UFP Industries, Inc.	37,947	3,548
		43,009
Capital Markets – 3.1%
Affiliated Managers Group, Inc.	18,614	4,438
Carlyle Group (The), Inc.	167,882	10,526
See Notes to the Financial Statements.
EQUITY FUNDS 112 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Capital Markets – 3.1%continued
Evercore, Inc., Class A	24,847	$8,381
Federated Hermes, Inc.	48,823	2,535
Hamilton Lane, Inc., Class A	25,853	3,485
Houlihan Lokey, Inc.	35,196	7,227
Janus Henderson Group PLC	81,942	3,647
Jefferies Financial Group, Inc.	107,622	7,041
Morningstar, Inc.	15,638	3,628
SEI Investments Co.	61,420	5,212
Stifel Financial Corp.	66,609	7,558
		63,678
Chemicals – 1.4%
Ashland, Inc.	28,661	1,373
Avient Corp.	60,692	2,000
Axalta Coating Systems Ltd.*	140,744	4,028
Cabot Corp.	35,101	2,670
NewMarket Corp.	5,039	4,173
Olin Corp.	76,228	1,905
RPM International, Inc.	83,532	9,847
Scotts Miracle-Gro (The) Co.	29,626	1,687
Westlake Corp.	22,169	1,708
		29,391
Commercial Services & Supplies – 1.6%
Brink's (The) Co.	27,418	3,204
Clean Harbors, Inc.*	32,861	7,631
MSA Safety, Inc.	23,552	4,053
RB Global, Inc.	120,614	13,070
Tetra Tech, Inc.	171,544	5,726
		33,684
Communications Equipment – 1.0%
Ciena Corp.*	91,909	13,388
Lumentum Holdings, Inc.*	45,495	7,403
		20,791
Construction & Engineering – 2.7%
AECOM	86,160	11,241
API Group Corp.*	238,237	8,188
Comfort Systems U.S.A., Inc.	22,860	18,864
Fluor Corp.*	103,443	4,352
MasTec, Inc.*	39,963	8,504
Valmont Industries, Inc.	12,916	5,008
		56,157
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Construction Materials – 0.4%
Eagle Materials, Inc.	21,228	$4,947
Knife River Corp.*	36,999	2,844
		7,791
Consumer Finance – 0.7%
Ally Financial, Inc.	182,549	7,156
FirstCash Holdings, Inc.	25,274	4,004
SLM Corp.†	136,805	3,787
		14,947
Consumer Staples Distribution & Retail – 2.9%
Albertsons Cos., Inc., Class A	258,274	4,522
BJ's Wholesale Club Holdings, Inc.*	86,017	8,021
Casey's General Stores, Inc.	24,166	13,662
Maplebear, Inc.*	118,305	4,349
Performance Food Group Co.*	101,836	10,595
Sprouts Farmers Market, Inc.*	63,685	6,929
U.S. Foods Holding Corp.*	146,460	11,222
		59,300
Containers & Packaging – 1.1%
AptarGroup, Inc.	42,345	5,660
Crown Holdings, Inc.	73,965	7,144
Graphic Packaging Holding Co.	189,345	3,705
Greif, Inc., Class A	16,648	995
Silgan Holdings, Inc.	56,335	2,423
Sonoco Products Co.	62,795	2,706
		22,633
Diversified Consumer Services – 1.3%
Duolingo, Inc.*	25,524	8,215
Graham Holdings Co., Class B	2,243	2,641
Grand Canyon Education, Inc.*	18,206	3,996
H&R Block, Inc.	87,701	4,435
Service Corp. International	91,445	7,610
		26,897
Diversified Real Estate Investment Trusts – 0.5%
Rayonier, Inc. - (Fractional Shares)(1)	50,000	—
WP Carey, Inc.	142,549	9,632
		9,632
Diversified Telecommunication Services – 0.4%
Frontier Communications Parent, Inc.*	160,736	6,004
Iridium Communications, Inc.	71,500	1,248
		7,252
Electric Utilities – 1.0%
ALLETE, Inc.	36,683	2,436
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  113 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Electric Utilities – 1.0%continued
IDACORP, Inc.	35,395	$4,678
OGE Energy Corp.	131,571	6,088
Portland General Electric Co.	69,736	3,068
TXNM Energy, Inc. (New York Stock Exchange)	60,520	3,422
		19,692
Electrical Equipment – 1.8%
Acuity, Inc.	19,798	6,818
EnerSys	24,731	2,794
NEXTracker, Inc., Class A*	95,056	7,033
nVent Electric PLC	104,746	10,332
Regal Rexnord Corp.	42,622	6,114
Sensata Technologies Holding PLC	92,709	2,832
		35,923
Electronic Equipment, Instruments & Components – 3.4%
Arrow Electronics, Inc.*	33,748	4,083
Avnet, Inc.	55,253	2,889
Belden, Inc.	26,047	3,133
Cognex Corp.	109,866	4,977
Coherent Corp.*	100,170	10,790
Crane NXT Co.†	32,441	2,176
Fabrinet*	23,344	8,512
Flex Ltd.*	243,923	14,140
IPG Photonics Corp.*	15,784	1,250
Littelfuse, Inc.	16,239	4,206
Novanta, Inc.*	23,135	2,317
TD SYNNEX Corp.	49,325	8,077
Vontier Corp.	95,491	4,008
		70,558
Energy Equipment & Services – 0.9%
NOV, Inc.	243,354	3,225
TechnipFMC PLC	264,852	10,448
Valaris Ltd.*	41,930	2,045
Weatherford International PLC	45,727	3,129
		18,847
Entertainment – 0.2%
Warner Music Group Corp., Class A	92,951	3,166
Financial Services – 1.6%
Equitable Holdings, Inc.	194,921	9,898
Essent Group Ltd.	64,615	4,107
Euronet Worldwide, Inc.* †	24,387	2,141
MGIC Investment Corp.	151,089	4,286
Shift4 Payments, Inc., Class A* †	42,987	3,327
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Financial Services – 1.6%continued
Voya Financial, Inc.	61,764	$4,620
Western Union (The) Co.	202,962	1,622
WEX, Inc.*	21,893	3,449
		33,450
Food Products – 0.8%
Darling Ingredients, Inc.*	103,926	3,208
Flowers Foods, Inc.	140,418	1,832
Ingredion, Inc.	41,962	5,124
Marzetti (The) Co.	12,932	2,235
Pilgrim's Pride Corp.	26,498	1,079
Post Holdings, Inc.*	30,462	3,274
		16,752
Gas Utilities – 1.1%
National Fuel Gas Co.	59,097	5,459
New Jersey Resources Corp.	63,947	3,079
ONE Gas, Inc.	38,174	3,090
Southwest Gas Holdings, Inc.	40,837	3,199
Spire, Inc.	37,547	3,061
UGI Corp.	140,700	4,679
		22,567
Ground Transportation – 1.4%
Avis Budget Group, Inc.* †	11,265	1,809
Knight-Swift Transportation Holdings, Inc.	103,908	4,105
Landstar System, Inc.	22,054	2,703
Ryder System, Inc.	26,683	5,034
Saia, Inc.*	17,094	5,117
XPO, Inc.*	76,275	9,860
		28,628
Health Care Equipment & Supplies – 1.2%
DENTSPLY SIRONA, Inc.	125,458	1,592
Envista Holdings Corp.*	105,211	2,143
Globus Medical, Inc., Class A*	72,056	4,127
Haemonetics Corp.*	30,205	1,472
Lantheus Holdings, Inc.*	43,055	2,208
LivaNova PLC*	34,435	1,804
Masimo Corp.*	29,547	4,360
Penumbra, Inc.*	25,107	6,360
		24,066
Health Care Providers & Services – 2.3%
Chemed Corp.	9,323	4,174
Encompass Health Corp.	65,632	8,337
Ensign Group (The), Inc.	37,063	6,403
See Notes to the Financial Statements.
EQUITY FUNDS 114 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Health Care Providers & Services – 2.3%continued
HealthEquity, Inc.*	55,443	$5,254
Hims & Hers Health, Inc.* †	132,891	7,538
Option Care Health, Inc.*	104,280	2,895
Tenet Healthcare Corp.*	57,488	11,672
		46,273
Health Care Real Estate Investment Trusts – 0.7%
Healthcare Realty Trust, Inc.	224,835	4,054
Omega Healthcare Investors, Inc.	189,821	8,014
Sabra Health Care REIT, Inc.†	152,593	2,844
		14,912
Health Care Technology – 0.3%
Doximity, Inc., Class A*	88,596	6,481
Hotel & Resort Real Estate Investment Trusts – 0.1%
Park Hotels & Resorts, Inc.†	125,265	1,388
Hotels, Restaurants & Leisure – 2.8%
Aramark†	170,468	6,546
Boyd Gaming Corp.	39,039	3,375
Cava Group, Inc.* †	65,375	3,949
Choice Hotels International, Inc.†	12,931	1,383
Churchill Downs, Inc.	42,611	4,134
Hilton Grand Vacations, Inc.*	38,827	1,623
Hyatt Hotels Corp., Class A	27,768	3,941
Light & Wonder, Inc.*	54,590	4,582
Marriott Vacations Worldwide Corp.	17,269	1,149
Planet Fitness, Inc., Class A*	54,842	5,693
Texas Roadhouse, Inc.	43,335	7,200
Travel + Leisure Co.	42,859	2,550
Vail Resorts, Inc.†	23,717	3,547
Wingstop, Inc.	18,276	4,600
Wyndham Hotels & Resorts, Inc.†	50,041	3,998
		58,270
Household Durables – 1.8%
KB Home	44,840	2,853
Somnigroup International, Inc.	136,070	11,475
Taylor Morrison Home Corp.*	64,747	4,274
Toll Brothers, Inc.	63,934	8,832
TopBuild Corp.*	18,239	7,129
Whirlpool Corp.†	35,633	2,801
		37,364
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Independent Power & Renewable Electricity Producers – 0.8%
Ormat Technologies, Inc.	38,765	$3,731
Talen Energy Corp.*	29,459	12,531
		16,262
Industrial Real Estate Investment Trusts – 1.0%
EastGroup Properties, Inc.	34,184	5,786
First Industrial Realty Trust, Inc.	85,850	4,419
Rexford Industrial Realty, Inc.	151,720	6,237
STAG Industrial, Inc.	119,873	4,230
		20,672
Insurance – 4.1%
American Financial Group, Inc.	44,456	6,478
Brighthouse Financial, Inc.*	38,089	2,022
CNO Financial Group, Inc.	64,081	2,534
Fidelity National Financial, Inc.	166,261	10,057
First American Financial Corp.	66,688	4,284
Hanover Insurance Group (The), Inc.	23,453	4,260
Kemper Corp.	39,666	2,045
Kinsale Capital Group, Inc.	14,215	6,045
Old Republic International Corp.	149,314	6,341
Primerica, Inc.	21,164	5,875
Reinsurance Group of America, Inc.	42,528	8,171
RenaissanceRe Holdings Ltd.	30,691	7,793
RLI Corp.	58,687	3,828
Ryan Specialty Holdings, Inc.	71,999	4,058
Selective Insurance Group, Inc.	38,745	3,141
Unum Group	102,144	7,945
		84,877
Interactive Media & Services – 0.1%
ZoomInfo Technologies, Inc.*	177,293	1,934
IT Services – 1.3%
ASGN, Inc.*	29,358	1,390
Kyndryl Holdings, Inc.*	149,678	4,495
Okta, Inc.*	107,682	9,874
Twilio, Inc., Class A*	98,859	9,895
		25,654
Leisure Products – 0.5%
Brunswick Corp.	43,045	2,722
Mattel, Inc.*	208,905	3,516
Polaris, Inc.	35,453	2,061
YETI Holdings, Inc.*	51,173	1,698
		9,997
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  115 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Life Sciences Tools & Services – 1.7%
Avantor, Inc.*	437,472	$5,459
Bio-Rad Laboratories, Inc., Class A*	11,640	3,264
Bruker Corp.	70,197	2,281
Illumina, Inc.*	100,026	9,499
Medpace Holdings, Inc.*	14,474	7,442
Repligen Corp.*	34,666	4,634
Sotera Health Co.*	110,933	1,745
		34,324
Machinery – 5.0%
AGCO Corp.	40,291	4,314
Chart Industries, Inc.*	28,358	5,676
CNH Industrial N.V.	570,439	6,189
Crane Co.	31,951	5,883
Donaldson Co., Inc.	76,078	6,227
Esab Corp.	37,094	4,145
Flowserve Corp.	85,587	4,548
Graco, Inc.	107,891	9,166
ITT, Inc.	50,787	9,079
Lincoln Electric Holdings, Inc.	35,952	8,479
Middleby (The) Corp.*	30,569	4,064
Mueller Industries, Inc.	71,171	7,196
Oshkosh Corp.	41,815	5,423
RBC Bearings, Inc.*	20,486	7,996
Terex Corp.	43,435	2,228
Timken (The) Co.	40,689	3,059
Toro (The) Co.	64,061	4,881
Watts Water Technologies, Inc., Class A	17,770	4,963
		103,516
Marine Transportation – 0.1%
Kirby Corp.*	36,478	3,044
Media – 0.8%
EchoStar Corp., Class A* †	87,804	6,705
New York Times (The) Co., Class A	105,794	6,072
Nexstar Media Group, Inc.	18,204	3,600
		16,377
Metals & Mining – 1.8%
Alcoa Corp.	166,146	5,465
Cleveland-Cliffs, Inc.*	316,017	3,855
Commercial Metals Co.	73,350	4,201
MP Materials Corp.* †	86,388	5,794
Reliance, Inc.	34,231	9,613
Royal Gold, Inc.†	42,894	8,604
		37,532
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Mortgage Real Estate Investment Trusts – 0.6%
Annaly Capital Management, Inc.	413,453	$8,356
Starwood Property Trust, Inc.	220,965	4,280
		12,636
Multi-Utilities – 0.3%
Black Hills Corp.	46,307	2,852
Northwestern Energy Group, Inc.	38,843	2,277
		5,129
Office Real Estate Investment Trusts – 0.6%
COPT Defense Properties	74,625	2,169
Cousins Properties, Inc.	107,037	3,098
Kilroy Realty Corp.†	69,327	2,929
Vornado Realty Trust	105,657	4,282
		12,478
Oil, Gas & Consumable Fuels – 3.0%
Antero Midstream Corp.	219,659	4,270
Antero Resources Corp.*	188,502	6,326
Chord Energy Corp.	36,601	3,637
Civitas Resources, Inc.	52,493	1,706
CNX Resources Corp.*	93,228	2,995
DT Midstream, Inc.	65,302	7,383
HF Sinclair Corp.	102,011	5,339
Matador Resources Co.	76,833	3,452
Murphy Oil Corp.	88,699	2,520
Ovintiv, Inc.	167,637	6,769
PBF Energy, Inc., Class A	51,540	1,555
Permian Resources Corp.	452,794	5,796
Range Resources Corp.	154,569	5,818
Viper Energy, Inc., Class A	107,927	4,125
		61,691
Paper & Forest Products – 0.2%
Louisiana-Pacific Corp.	41,170	3,658
Passenger Airlines – 0.4%
Alaska Air Group, Inc.*	73,789	3,673
American Airlines Group, Inc.* †	431,345	4,849
		8,522
Personal Care Products – 0.4%
BellRing Brands, Inc.*	82,954	3,015
Coty, Inc., Class A*	249,257	1,007
elf Beauty, Inc.*	38,057	5,042
		9,064
Pharmaceuticals – 0.7%
Elanco Animal Health, Inc.*	323,170	6,509
See Notes to the Financial Statements.
EQUITY FUNDS 116 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Pharmaceuticals – 0.7%continued
Jazz Pharmaceuticals PLC*	38,879	$5,124
Perrigo Co. PLC	91,459	2,037
		13,670
Professional Services – 2.6%
CACI International, Inc., Class A*	14,344	7,154
Concentrix Corp.	29,047	1,341
ExlService Holdings, Inc.*	103,391	4,552
Exponent, Inc.	31,975	2,222
FTI Consulting, Inc.*	20,866	3,373
Genpact Ltd.	103,723	4,345
Insperity, Inc.	22,500	1,107
KBR, Inc.	82,381	3,896
Maximus, Inc.	37,066	3,387
Parsons Corp.*	33,906	2,811
Paylocity Holding Corp.*	28,628	4,560
Science Applications International Corp.	30,664	3,047
TransUnion	125,579	10,521
		52,316
Real Estate Management & Development – 0.4%
Jones Lang LaSalle, Inc.*	30,843	9,200
Residential Real Estate Investment Trusts – 0.8%
American Homes 4 Rent, Class A	209,479	6,965
Equity LifeStyle Properties, Inc.	124,655	7,567
Independence Realty Trust, Inc.	148,164	2,428
		16,960
Retail Real Estate Investment Trusts – 0.9%
Agree Realty Corp.	70,831	5,032
Brixmor Property Group, Inc.	200,027	5,537
Kite Realty Group Trust	144,656	3,226
NNN REIT, Inc.	121,974	5,192
		18,987
Semiconductors & Semiconductor Equipment – 2.7%
Allegro MicroSystems, Inc.*	78,600	2,295
Amkor Technology, Inc.	71,744	2,037
Cirrus Logic, Inc.*	33,666	4,218
Entegris, Inc.	97,621	9,026
Lattice Semiconductor Corp.*	89,411	6,556
MACOM Technology Solutions Holdings, Inc.*	41,086	5,115
MKS, Inc.	43,795	5,420
Onto Innovation, Inc.*	32,152	4,155
Power Integrations, Inc.	37,446	1,506
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Semiconductors & Semiconductor Equipment – 2.7%continued
Rambus, Inc.*	70,193	$7,314
Silicon Laboratories, Inc.*	21,099	2,767
Synaptics, Inc.*	24,932	1,704
Universal Display Corp.	28,256	4,058
		56,171
Software – 3.9%
Appfolio, Inc., Class A*	14,627	4,032
BILL Holdings, Inc.*	58,390	3,093
Blackbaud, Inc.* †	23,348	1,502
Commvault Systems, Inc.*	29,057	5,485
Docusign, Inc.*	131,464	9,477
Dolby Laboratories, Inc., Class A	38,915	2,816
Dropbox, Inc., Class A*	121,420	3,668
Dynatrace, Inc.*	194,179	9,408
Guidewire Software, Inc.*	54,725	12,579
Manhattan Associates, Inc.*	39,392	8,075
Nutanix, Inc., Class A*	172,940	12,865
Pegasystems, Inc.	59,442	3,418
Qualys, Inc.*	23,688	3,135
		79,553
Specialized Real Estate Investment Trusts – 1.5%
CubeSmart	148,897	6,054
EPR Properties	48,397	2,807
Gaming and Leisure Properties, Inc.	182,187	8,492
Lamar Advertising Co., Class A	56,606	6,930
National Storage Affiliates Trust	47,360	1,431
PotlatchDeltic Corp.	45,291	1,846
Rayonier, Inc.	89,956	2,387
		29,947
Specialty Retail – 3.6%
Abercrombie & Fitch Co., Class A*	30,267	2,589
AutoNation, Inc.*	18,082	3,956
Bath & Body Works, Inc.	135,082	3,480
Burlington Stores, Inc.*	40,538	10,317
Chewy, Inc., Class A*	143,012	5,785
Dick's Sporting Goods, Inc.	43,066	9,570
Five Below, Inc.*	35,992	5,568
Floor & Decor Holdings, Inc., Class A*	69,650	5,133
GameStop Corp., Class A* †	264,573	7,218
Gap (The), Inc.	145,126	3,104
Lithia Motors, Inc.	16,753	5,294
Murphy U.S.A., Inc.	11,495	4,463
Penske Automotive Group, Inc.	11,690	2,033
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  117 EQUITY FUNDS

Schedule of Investments

MID CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.5%continued
Specialty Retail – 3.6%continued
RH*	9,811	$1,993
Valvoline, Inc.*	83,557	3,000
		73,503
Technology Hardware, Storage & Peripherals – 0.8%
Pure Storage, Inc., Class A*	201,637	16,899
Textiles, Apparel & Luxury Goods – 0.6%
Capri Holdings Ltd.*	79,458	1,583
Columbia Sportswear Co.	15,730	823
Crocs, Inc.*	34,726	2,901
PVH Corp.	31,037	2,600
Under Armour, Inc., Class A* †	132,692	662
Under Armour, Inc., Class C* †	89,114	430
VF Corp.†	215,916	3,116
		12,115
Trading Companies & Distributors – 1.7%
Applied Industrial Technologies, Inc.	24,854	6,488
Core & Main, Inc., Class A*	121,787	6,556
GATX Corp.	23,203	4,056
MSC Industrial Direct Co., Inc., Class A	29,767	2,742
Watsco, Inc.	22,473	9,086
WESCO International, Inc.	31,277	6,615
		35,543
Water Utilities – 0.4%
Essential Utilities, Inc.	180,258	7,192
Total Common Stocks
(Cost $1,292,627)		2,020,126

INVESTMENT COMPANIES – 3.5%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.18%(2) (3) (4)	45,468,134	45,468
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(2) (3)	26,593,659	26,594
Total Investment Companies
(Cost $72,062)		72,062

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
3.89%, 11/28/25(5) (6)	$1,879	$1,867
Total Short-Term Investments
(Cost $1,867)		1,867

Total Investments – 102.1%
(Cost $1,366,556)		2,094,055
Liabilities less Other Assets – (2.1%)		(43,315)
NET ASSETS – 100.0%		$2,050,740

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2025 is disclosed.
(4)	Investment of securities lending cash collateral in connection with securities lending.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At September 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini S&P MidCap 400	88	$28,919	Long	12/25	$(153)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
See Notes to the Financial Statements.
EQUITY FUNDS 118 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$2,020,126	$—	$—	$2,020,126
Investment Companies	72,062	—	—	72,062
Short-Term Investments	—	1,867	—	1,867
Total Investments	$2,092,188	$1,867	$—	$2,094,055
OTHER FINANCIAL INSTRUMENTS
Liabilities
Futures Contracts	$(153)	$—	$—	$(153)

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  119 EQUITY FUNDS

Schedule of Investments

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.5% (1)
Australia – 5.8%
Atlas Arteria Ltd.	4,174,760	$13,585
Cleanaway Waste Management Ltd.	1,652,812	3,042
Qube Holdings Ltd.	2,763,961	7,536
Transurban Group	3,291,192	30,140
		54,303
Brazil – 1.5%
Cia Paranaense de Energia - Copel	1,153,569	2,619
Equatorial Energia S.A.	147,235	1,021
Motiva Infraestrutura de Mobilidade S.A.	2,464,945	6,882
Rumo S.A.	1,100,000	3,284
		13,806
Canada – 3.9%
Ag Growth International, Inc.	14,952	391
Canadian National Railway Co.	112,420	10,601
Enbridge, Inc.	98,011	4,945
Hydro One Ltd.	20,751	740
Keyera Corp.	17,061	572
Keyera Corp.	68,674	2,240
Northland Power, Inc.	78,657	1,317
South Bow Corp.	39,286	1,112
TC Energy Corp.	275,453	14,977
		36,895
China – 1.8%
Beijing Capital International Airport Co. Ltd., Class H*	8,576,000	3,064
China Tower Corp. Ltd., Class H	2,636,749	3,893
China Water Affairs Group Ltd.	250,282	191
COSCO SHIPPING Ports Ltd.	3,878,000	2,835
ENN Energy Holdings Ltd.	724,900	6,000
Guangdong Investment Ltd.	331,046	301
Zhejiang Expressway Co. Ltd., Class H	1,004,000	930
		17,214
Denmark – 0.3%
Orsted A.S.* †	154,904	2,784
Vestas Wind Systems A/S	17,862	346
		3,130
France – 6.7%
Aeroports de Paris S.A.	133,875	17,752
Engie S.A.	169,868	3,644
Getlink S.E.	724,878	13,337
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.5% (1)continued
France – 6.7%continued
Veolia Environnement S.A.	40,881	$1,397
Vinci S.A.	196,932	27,420
		63,550
Germany – 1.5%
E.ON S.E.	36,752	691
Fraport A.G. Frankfurt Airport Services Worldwide*	69,398	5,994
RWE A.G.	146,649	6,513
Siemens A.G. (Registered)	2,059	556
		13,754
Hong Kong – 2.1%
CK Infrastructure Holdings Ltd.	1,156,800	7,602
Power Assets Holdings Ltd.	1,943,820	12,318
		19,920
India – 0.1%
NTPC Ltd.	301,048	1,154
Ireland – 0.1%
Greencoat Renewables PLC†	1,039,102	882
Italy – 8.4%
Enav S.p.A.	260,107	1,325
Enel S.p.A.	1,257,154	11,923
Hera S.p.A.	2,843,269	12,786
Infrastrutture Wireless Italiane S.p.A.	458,098	5,383
Italgas S.p.A.	1,552,142	14,282
Snam S.p.A.	2,743,505	16,485
Terna - Rete Elettrica Nazionale	1,638,543	16,645
		78,829
Japan – 1.6%
Central Japan Railway Co.	64,300	1,846
Chubu Electric Power Co., Inc.	119,200	1,660
Japan Airport Terminal Co. Ltd.	206,200	6,573
Kurita Water Industries Ltd.	18,600	632
Osaka Gas Co. Ltd.	51,300	1,487
West Japan Railway Co.	126,400	2,771
		14,969
Luxembourg – 0.6%
SES S.A.	735,571	5,614
Malaysia – 0.4%
Tenaga Nasional Bhd.	1,172,100	3,683
Mexico – 3.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	332,422	4,291
See Notes to the Financial Statements.
EQUITY FUNDS 120 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.5% (1)continued
Mexico – 3.1%continued
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	397,718	$9,367
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B	325,132	10,501
Promotora y Operadora de Infraestructura S.A.B. de C.V.	340,361	4,659
		28,818
Netherlands – 0.3%
Arcadis N.V.	9,154	461
Koninklijke Vopak N.V.	47,393	2,172
		2,633
New Zealand – 1.0%
Auckland International Airport Ltd.	2,037,608	9,310
Philippines – 0.3%
International Container Terminal Services, Inc.	347,930	2,819
Portugal – 0.3%
REN - Redes Energeticas Nacionais SGPS S.A.	789,751	2,836
Spain – 1.9%
Aena SME S.A.(2)	551,458	15,109
Iberdrola S.A.	127,591	2,418
		17,527
Switzerland – 1.4%
Flughafen Zurich A.G. (Registered)	42,477	12,974
Landis+Gyr Group A.G.*	5,654	457
		13,431
United Kingdom – 8.5%
National Grid PLC	2,987,568	43,071
Pennon Group PLC	917,501	5,780
Severn Trent PLC	346,131	12,063
SSE PLC	37,122	870
United Utilities Group PLC	1,193,372	18,397
		80,181
United States – 41.9%
AECOM	5,253	685
AES (The) Corp.	105,054	1,382
Alexandria Real Estate Equities, Inc.	6,432	536
Alliant Energy Corp.	21,527	1,451
Ameren Corp.	43,746	4,566
American Electric Power Co., Inc.	108,109	12,162
American Tower Corp.	62,054	11,934
American Water Works Co., Inc.	18,880	2,628
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.5% (1)continued
United States – 41.9%continued
Array Technologies, Inc.* †	27,842	$227
Atmos Energy Corp.	16,009	2,734
Black Hills Corp.	35,049	2,159
Bunge Global S.A.	12,894	1,048
CenterPoint Energy, Inc.	113,833	4,417
Cheniere Energy, Inc.	58,176	13,670
Consolidated Edison, Inc.	60,357	6,067
Constellation Energy Corp.	17,356	5,711
Crown Castle, Inc.	78,082	7,534
CSX Corp.	1,013,485	35,989
Dominion Energy, Inc.	160,618	9,825
DT Midstream, Inc.	62,444	7,060
Duke Energy Corp.	106,224	13,145
Entergy Corp.	73,794	6,877
Equinix, Inc.	5,132	4,020
Essential Utilities, Inc.	29,550	1,179
Evergy, Inc.	139,722	10,622
Eversource Energy	103,698	7,377
Exelon Corp.	311,420	14,017
Ferrovial S.E.	362,268	20,852
First Solar, Inc.*	3,749	827
Gladstone Land Corp.†	19,861	182
H2O America	6,708	327
HA Sustainable Infrastructure Capital, Inc.	16,572	509
Hess Midstream L.P., Class A	92,811	3,207
Hubbell, Inc.	1,746	751
Kinder Morgan, Inc.	44,259	1,253
Kinetik Holdings, Inc.†	35,859	1,533
NextEra Energy, Inc.	373,623	28,205
NEXTracker, Inc., Class A*	4,126	305
NiSource, Inc.	36,347	1,574
Norfolk Southern Corp.	40,299	12,106
ONEOK, Inc.	130,224	9,502
Ormat Technologies, Inc.	12,829	1,235
PG&E Corp.	524,150	7,904
PPL Corp.	38,492	1,430
Public Service Enterprise Group, Inc.	75,507	6,302
SBA Communications Corp.	50,113	9,689
Sempra	249,528	22,453
Spire, Inc.	22,524	1,836
Targa Resources Corp.	99,000	16,586
Tetra Tech, Inc.	19,601	654
UGI Corp.	74,980	2,494
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  121 EQUITY FUNDS

Schedule of Investments

MULTI-MANAGER GLOBAL LISTED INFRASTRUCTURE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 93.5% (1)continued
United States – 41.9%continued
Union Pacific Corp.	26,237	$6,202
Venture Global, Inc., Class A	153,344	2,176
Vistra Corp.	35,943	7,042
Waste Connections, Inc.	6,069	1,067
Waste Connections, Inc. (New York Stock Exchange)	3,538	622
Waste Management, Inc.	4,879	1,077
WEC Energy Group, Inc.	35,811	4,104
Williams (The) Cos., Inc.	293,846	18,615
Xcel Energy, Inc.	150,605	12,146
Xylem, Inc.	4,767	703
		394,492
Total Common Stocks
(Cost $755,345)		879,750

MASTER LIMITED PARTNERSHIPS – 2.2%
United States – 2.2%
Energy Transfer L.P.	284,123	4,876
Enterprise Products Partners L.P.	141,899	4,437
MPLX L.P.	97,125	4,851
Plains All American Pipeline L.P.	257,714	4,397
Western Midstream Partners L.P.	62,000	2,436
		20,997
Total Master Limited Partnerships
(Cost $22,699)		20,997

INVESTMENT COMPANIES – 4.0%
International Public Partnerships Ltd.	600,546	1,013
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.18%(3) (4) (5)	1,126,624	1,127
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(3) (4)	33,512,983	33,513
Renewables Infrastructure Group (The) Ltd.	1,080,445	1,125
VH Global Sustainable Energy Opportunities PLC	774,705	721
Total Investment Companies
(Cost $37,626)		37,499

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.14%, 11/28/25(6) (7)	$917	$911
Total Short-Term Investments
(Cost $911)		911

Total Investments – 99.8%
(Cost $816,581)		939,157
Other Assets less Liabilities – 0.2%		2,003
Net Assets – 100.0%		$941,160

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At September 30,
2025, the value of this security amounted to approximately $15,109,000 or
1.6% of net assets.

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of September 30, 2025 is disclosed.
(5)	Investment of securities lending cash collateral in connection with securities lending.
(6)	Discount rate at the time of purchase.
(7)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

EAFE – Europe, Australasia and the Far East

MSCI – Morgan Stanley Capital International

S&P – Standard & Poor's
Percentages shown are based on Net Assets.
See Notes to the Financial Statements.
EQUITY FUNDS 122 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
At September 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini S&P 500 (United States Dollar)	31	$10,445	Long	12/25	$129
MSCI EAFE Index (United States Dollar)	61	8,495	Long	12/25	32
Total					$161

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
At September 30, 2025, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Utilities	44.4%
Industrials	33.1
Energy	12.9
Real Estate	3.6
Communication Services	1.6
Financials	0.2
Information Technology	0.1
Consumer Staples	0.1
Short-Term Investments	3.8
Total Investments	99.8
Other Assets less Liabilities	0.2
Net Assets	100.0%
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$13,806	$—	$—	$13,806
Canada	36,895	—	—	36,895
Mexico	28,818	—	—	28,818
United States	373,640	20,852	—	394,492
All Other Countries(1)	—	405,739	—	405,739
Total Common Stocks	453,159	426,591	—	879,750
Master Limited Partnerships	20,997	—	—	20,997
Investment Companies	34,640	2,859	—	37,499
Short-Term Investments	—	911	—	911
Total Investments	$508,796	$430,361	$—	$939,157
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$161	$—	$—	$161

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  123 EQUITY FUNDS

Schedule of Investments

MULTI-MANAGER GLOBAL REAL ESTATE FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)
Australia – 8.2%
Charter Hall Group	50,961	$770
Goodman Group	136,700	2,976
GPT Group (The)	173,110	616
HMC Capital Ltd.	18,452	39
National Storage REIT	185,601	289
Scentre Group	627,873	1,699
Stockland	144,282	586
		6,975
Belgium – 1.6%
Aedifica S.A.	3,000	223
Shurgard Self Storage Ltd.	22,779	864
VGP N.V.	2,467	277
		1,364
Canada – 0.9%
Canadian Apartment Properties REIT	26,625	779
France – 1.7%
Unibail-Rodamco-Westfield*	14,065	1,483
Germany – 2.0%
TAG Immobilien A.G.	9,000	156
Vonovia S.E.	49,922	1,558
		1,714
Hong Kong – 3.2%
Hongkong Land Holdings Ltd.	66,800	423
Link REIT	286,300	1,472
Sun Hung Kai Properties Ltd.	36,500	438
Swire Properties Ltd.	123,400	351
		2,684
Japan – 9.5%
Comforia Residential REIT, Inc.	129	284
Invincible Investment Corp.	601	274
Japan Metropolitan Fund Invest	1,530	1,176
Japan Real Estate Investment Corp.	493	415
KDX Realty Investment Corp.	523	596
Mitsubishi Estate Co. Ltd.	70,400	1,621
Mitsui Fudosan Accommodations Fund, Inc.	295	263
Mitsui Fudosan Co. Ltd.	183,600	2,006
Nippon Building Fund, Inc.	879	829
Star Asia Investment Corp.	733	299
United Urban Investment Corp.	274	333
		8,096
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
Netherlands – 0.3%
CTP N.V.	9,830	$219
Singapore – 1.7%
CapitaLand Integrated Commercial Trust	183,613	326
CapitaLand Investment Ltd.	166,700	348
Centurion Accommodation REIT*	146,713	118
Keppel DC REIT	163,700	304
Parkway Life Real Estate Investment Trust	105,700	338
		1,434
Spain – 1.0%
Cellnex Telecom S.A.*	13,456	467
Merlin Properties Socimi S.A.	26,547	402
		869
Sweden – 0.5%
Fastighets AB Balder, Class B*	54,079	388
Tanzania, United Republic of – 0.3%
Helios Towers PLC*	142,490	286
United Kingdom – 5.8%
Big Yellow Group PLC	56,783	742
British Land (The) Co. PLC	49,158	231
Derwent London PLC	10,878	256
Grainger PLC	269,837	705
Hammerson PLC	55,000	216
Helical PLC	45,229	125
Safestore Holdings PLC	25,074	223
Segro PLC	122,942	1,088
Shaftesbury Capital PLC	312,518	598
Tritax Big Box REIT PLC	169,965	331
UNITE Group (The) PLC	42,977	416
		4,931
United States – 60.8%
Acadia Realty Trust	12,763	257
Agree Realty Corp.	10,616	754
American Homes 4 Rent, Class A	60,003	1,995
Americold Realty Trust, Inc.	34,133	418
AvalonBay Communities, Inc.	5,769	1,114
BXP, Inc.	11,663	867
CBRE Group, Inc., Class A*	2,663	420
CubeSmart	21,882	890
D.R. Horton, Inc.	3,230	547
Digital Realty Trust, Inc.	21,722	3,755
DigitalBridge Group, Inc.	15,504	181
See Notes to the Financial Statements.
EQUITY FUNDS 124 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.5% (1)continued
United States – 60.8%continued
Douglas Emmett, Inc.	30,911	$481
EastGroup Properties, Inc.	2,915	493
Equinix, Inc.	6,067	4,752
Equity LifeStyle Properties, Inc.	29,877	1,814
Essex Property Trust, Inc.	3,225	863
Extra Space Storage, Inc.	10,501	1,480
Federal Realty Investment Trust	17,000	1,722
First Industrial Realty Trust, Inc.	1,545	80
Healthcare Realty Trust, Inc.	117,952	2,127
Highwoods Properties, Inc.	49,831	1,586
Kimco Realty Corp.	56,283	1,230
Lamar Advertising Co., Class A	7,270	890
Macerich (The) Co.	36,854	671
Mid-America Apartment Communities, Inc.	7,653	1,069
NETSTREIT Corp.†	53,964	975
NNN REIT, Inc.	19,130	814
Prologis, Inc.	47,211	5,407
Public Storage	4,386	1,267
Regency Centers Corp.	10,364	756
Rexford Industrial Realty, Inc.	29,859	1,227
Ryman Hospitality Properties, Inc.	12,132	1,087
Sabra Health Care REIT, Inc.	45,869	855
Simon Property Group, Inc.	9,866	1,852
Sun Communities, Inc.	4,726	610
Sunstone Hotel Investors, Inc.	56,079	525
UDR, Inc.	21,204	790
Ventas, Inc.	43,967	3,077
Welltower, Inc.	9,526	1,697
Weyerhaeuser Co.	13,481	334
		51,729
Total Common Stocks
(Cost $73,451)		82,951

RIGHTS – 0.0%
Singapore – 0.0%
Keppel DC REIT*	13,096	1
Total Rights
(Cost $—)		1

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.5%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.18%(2) (3) (4)	998,334	$998
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(2) (3)	1,969,462	1,970
Total Investment Companies
(Cost $2,968)		2,968

Total Investments – 101.0%
(Cost $76,419)		85,920
Liabilities less Other Assets – (1.0%)		(867)
Net Assets – 100.0%		$85,053

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2025 is disclosed.
(4)	Investment of securities lending cash collateral in connection with securities lending.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT – Real Estate Investment Trust
Percentages shown are based on Net Assets.
At September 30, 2025, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Real Estate	95.7%
Communication Services	0.9
Consumer Discretionary	0.6
Financials	0.3
Short-Term Investments	3.5
Total Investments	101.0
Liabilities less Other Assets	(1.0)
Net Assets	100.0%
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  125 EQUITY FUNDS

Schedule of Investments

MULTI-MANAGER GLOBAL REAL ESTATE FUND continued	September 30, 2025 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Canada	$779	$—	$—	$779
Singapore	118	1,316	—	1,434
United States	51,729	—	—	51,729
All Other Countries(1)	—	29,009	—	29,009
Total Common Stocks	52,626	30,325	—	82,951
Rights	—	1	—	1
Investment Companies	2,968	—	—	2,968
Total Investments	$55,594	$30,326	$—	$85,920

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 126 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

SMALL CAP CORE FUND	September 30, 2025 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.3%
Aerospace & Defense – 1.6%
AAR Corp.*	5,039	$452
AeroVironment, Inc.*	3,146	991
Astronics Corp.*	6,704	306
Ducommun, Inc.*	2,891	278
Kratos Defense & Security Solutions, Inc.*	18,722	1,711
Mercury Systems, Inc.*	6,917	535
Moog, Inc., Class A	3,561	739
National Presto Industries, Inc.	882	99
Park Aerospace Corp.	3,296	67
V2X, Inc.*	3,070	178
VSE Corp.	3,305	549
		5,905
Air Freight & Logistics – 0.0%
Forward Air Corp.*	4,769	122
Automobile Components – 1.4%
Adient PLC*	12,827	309
American Axle & Manufacturing Holdings, Inc.*	8,974	54
Cooper-Standard Holdings, Inc.*	1,518	56
Dana, Inc.	17,889	358
Dorman Products, Inc.*	4,913	766
Garrett Motion, Inc.	20,622	281
Gentherm, Inc.*	5,761	196
Goodyear Tire & Rubber (The) Co.*	39,242	294
LCI Industries	5,092	474
Modine Manufacturing Co.*	5,899	839
Motorcar Parts of America, Inc.*	3,661	61
Patrick Industries, Inc.	4,701	486
Phinia, Inc.	4,010	230
Standard Motor Products, Inc.	3,051	125
Stoneridge, Inc.*	3,273	25
Strattec Security Corp.* †	1,098	75
Superior Industries International, Inc.*	6,087	1
Visteon Corp.	3,483	417
XPEL, Inc.*	2,129	70
		5,117
Automobiles – 0.1%
Winnebago Industries, Inc.	6,100	204
Banks – 9.9%
1st Source Corp.	4,311	265
Amalgamated Financial Corp.	4,121	112
Ameris Bancorp	7,272	533
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Banks – 9.9%continued
AmeriServ Financial, Inc.	2,282	$7
Ames National Corp.	1,197	24
Arrow Financial Corp.	3,780	107
Associated Banc-Corp	15,635	402
Atlantic Union Bankshares Corp.	18,299	646
Axos Financial, Inc.*	9,225	781
Banc of California, Inc.	17,962	297
BancFirst Corp.	3,015	381
Bancorp (The), Inc.*	6,462	484
Bank First Corp.	2,214	269
Bank of Hawaii Corp.	4,587	301
Bank of Marin Bancorp	2,538	62
Bank of NT Butterfield & Son (The) Ltd.	6,012	258
Bank of South Carolina Corp.	4,331	68
Bank7 Corp.	6,038	279
BankFinancial Corp.	2,362	28
BankUnited, Inc.	8,819	337
Bankwell Financial Group, Inc.	5,346	237
Banner Corp.	5,797	380
Bar Harbor Bankshares	1,355	41
Bayfirst Financial Corp.	5,839	61
BCB Bancorp, Inc.	1,549	13
Beacon Financial Corp.	5,611	133
Blue Ridge Bankshares, Inc.*	29,075	123
Burke & Herbert Financial Services Corp.	1,596	98
Business First Bancshares, Inc.	2,150	51
C&F Financial Corp.	1,099	74
Cadence Bank	23,994	901
California BanCorp*	6,874	115
Camden National Corp.	2,670	103
Capital City Bank Group, Inc.	1,462	61
Capitol Federal Financial, Inc.	16,576	105
Cathay General Bancorp	10,746	516
CB Financial Services, Inc.†	263	9
Central Pacific Financial Corp.	3,449	105
CF Bankshares, Inc.	4,201	101
CFSB Bancorp, Inc.*	401	6
Chain Bridge Bancorp, Inc., Class A*	4,256	139
Chemung Financial Corp.	1,952	103
Citizens & Northern Corp.	810	16
Citizens Community Bancorp, Inc.	1,116	18
Citizens Financial Services, Inc.	204	12
City Holding Co.	2,601	322
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  127 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Banks – 9.9%continued
Civista Bancshares, Inc.	509	$10
CNB Financial Corp.	5,177	125
Colony Bankcorp, Inc.†	961	16
Columbia Banking System, Inc.	12,793	329
Columbia Financial, Inc.*	3,531	53
Community Financial System, Inc.	6,373	374
Community Trust Bancorp, Inc.	1,938	108
Community West Bancshares	5,321	111
ConnectOne Bancorp, Inc.	2,936	73
Customers Bancorp, Inc.*	3,825	250
CVB Financial Corp.	17,121	324
Dime Community Bancshares, Inc.	4,580	137
Eastern Bankshares, Inc.	22,782	413
Enterprise Financial Services Corp.	3,678	213
Equity Bancshares, Inc., Class A	2,394	97
Esquire Financial Holdings, Inc.	887	91
Farmers National Banc Corp.	7,639	110
FB Financial Corp.	4,592	256
Financial Institutions, Inc.	3,101	84
First Bancorp	5,526	292
First BanCorp	21,023	464
First Bancorp (The), Inc.	620	16
First Bank(1)	6	—
First Busey Corp.	11,588	268
First Business Financial Services, Inc.	836	43
First Commonwealth Financial Corp.	19,731	336
First Community Bankshares, Inc.	2,214	77
First Community Corp.	4,256	120
First Financial Bancorp	9,930	251
First Financial Bankshares, Inc.	19,735	664
First Financial Corp.	1,826	103
First Financial Northwest, Inc.(2) *	1,552	2
First Foundation, Inc.*	3,990	22
First Guaranty Bancshares, Inc.	537	4
First Hawaiian, Inc.	13,570	337
First Internet Bancorp	1,165	26
First Interstate BancSystem, Inc., Class A	9,869	315
First Merchants Corp.	7,129	269
First Mid Bancshares, Inc.	2,956	112
First Savings Financial Group, Inc.	7,752	244
First U.S. Bancshares, Inc.	7,886	98
First United Corp.	5,315	195
Five Star Bancorp	2,129	69
Flushing Financial Corp.	4,630	64
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Banks – 9.9%continued
FS Bancorp, Inc.	1,659	$66
Fulton Financial Corp.	23,085	430
German American Bancorp, Inc.	3,642	143
Glacier Bancorp, Inc.	14,722	717
Great Southern Bancorp, Inc.	1,172	72
Hancock Whitney Corp.	11,329	709
Hanmi Financial Corp.	3,420	84
Harleysville Financial Corp.	203	5
Hawthorn Bancshares, Inc.	739	23
HBT Financial, Inc.	3,193	80
Heritage Commerce Corp.	6,384	63
Heritage Financial Corp.	5,544	134
Hilltop Holdings, Inc.	10,366	346
Home Bancorp, Inc.	2,150	117
Home BancShares, Inc.	24,343	689
HomeTrust Bancshares, Inc.	2,633	108
Hope Bancorp, Inc.	14,091	152
Horizon Bancorp, Inc.	5,602	90
Independent Bank Corp.	7,954	550
Independent Bank Corp.	2,129	66
International Bancshares Corp.	8,385	576
Investar Holding Corp.	7,578	176
Jeffersonville Bancorp	514	11
Kearny Financial Corp.	16,613	109
Kentucky First Federal Bancorp*	942	4
Lake Shore Bancorp, Inc.	786	10
Lakeland Financial Corp.	3,281	211
Landmark Bancorp, Inc.	1,130	30
Magyar Bancorp, Inc.	1,016	17
Mechanics Bancorp, Class A*	3,245	43
Mercantile Bank Corp.	3,975	179
Metrocity Bankshares, Inc.	2,661	74
Metropolitan Bank Holding Corp.	1,242	93
Mid Penn Bancorp, Inc.	722	21
MidWestOne Financial Group, Inc.	988	28
NASB Financial, Inc.	779	27
National Bank Holdings Corp., Class A	4,537	175
National Bankshares, Inc.	621	18
NB Bancorp, Inc.	5,031	89
NBT Bancorp, Inc.	7,171	299
Nicolet Bankshares, Inc.	2,042	275
Northeast Bank	1,535	154
Northeast Community Bancorp, Inc.	1,844	38
Northfield Bancorp, Inc.	10,850	128
See Notes to the Financial Statements.
EQUITY FUNDS 128 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Banks – 9.9%continued
Northrim BanCorp, Inc.	4,608	$100
Northwest Bancshares, Inc.	16,074	199
Norwood Financial Corp.	790	20
OceanFirst Financial Corp.	6,363	112
OFG Bancorp	7,258	316
Ohio Valley Banc Corp.	1,122	41
Old Second Bancorp, Inc.	1,830	32
Orrstown Financial Services, Inc.	1,952	66
Park National Corp.	2,010	327
Pathfinder Bancorp, Inc.	1,047	16
Pathward Financial, Inc.	2,468	183
Patriot National Bancorp, Inc.*	93,742	122
Peoples Bancorp of North Carolina, Inc.	1,071	33
Peoples Bancorp, Inc.	4,440	133
Peoples Financial Corp.	201	4
Peoples Financial Services Corp.	720	35
Preferred Bank	2,611	236
Primis Financial Corp.	524	5
Provident Bancorp, Inc.(1) *	18	—
Provident Financial Holdings, Inc.	1,221	19
Provident Financial Services, Inc.	16,271	314
Renasant Corp.	11,653	430
Republic Bancorp, Inc., Class A	2,179	157
S&T Bancorp, Inc.	4,923	185
Seacoast Banking Corp. of Florida	10,914	332
ServisFirst Bancshares, Inc.	8,746	704
Shore Bancshares, Inc.	6,009	99
Sierra Bancorp	689	20
Simmons First National Corp., Class A	12,956	248
SmartFinancial, Inc.	1,774	63
South Plains Financial, Inc.	1,596	62
Southern First Bancshares, Inc.*	3,065	135
Southern Missouri Bancorp, Inc.	495	26
Southside Bancshares, Inc.	3,379	95
Stellar Bancorp, Inc.	6,349	193
Stock Yards Bancorp, Inc.	4,254	298
Texas Capital Bancshares, Inc.*	5,993	507
Third Coast Bancshares, Inc.*	3,015	114
Timberland Bancorp, Inc.	1,259	42
Tompkins Financial Corp.	1,646	109
Towne Bank	8,788	304
TriCo Bancshares	3,389	150
TrustCo Bank Corp. NY	1,751	64
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Banks – 9.9%continued
Trustmark Corp.	8,637	$342
UMB Financial Corp.	8,277	980
Union Bankshares, Inc.†	4,522	112
United Bancorp, Inc.	1,107	15
United Bankshares, Inc.	17,087	636
United Community Banks, Inc.	15,456	485
Unity Bancorp, Inc.	1,631	80
Univest Financial Corp.	3,731	112
Veritex Holdings, Inc.	5,539	186
Virginia National Bankshares Corp.	105	4
WaFd, Inc.	7,781	236
Washington Trust Bancorp, Inc.	2,924	84
WesBanco, Inc.	15,650	500
West BanCorp, Inc.	838	17
Westamerica BanCorp	4,140	207
Western New England Bancorp, Inc.	5,980	72
WSFS Financial Corp.	11,649	628
		35,824
Beverages – 0.2%
MGP Ingredients, Inc.	2,281	55
National Beverage Corp.*	10,841	401
Vita Coco (The) Co., Inc.*	6,550	278
		734
Biotechnology – 6.2%
4D Molecular Therapeutics, Inc.*	6,580	57
89bio, Inc.*	14,571	214
Abeona Therapeutics, Inc.* †	16,671	88
ACADIA Pharmaceuticals, Inc.*	14,167	302
Achieve Life Sciences, Inc.* †	27,256	86
Actuate Therapeutics, Inc.* †	14,364	96
Acumen Pharmaceuticals, Inc.*	903	2
Adaptimmune Therapeutics PLC ADR* †	16,891	2
ADMA Biologics, Inc.*	29,815	437
Agenus, Inc.* †	6,456	25
Agios Pharmaceuticals, Inc.*	3,554	143
Akero Therapeutics, Inc.*	3,668	174
Alector, Inc.*	11,486	34
Alkermes PLC*	19,584	588
Allogene Therapeutics, Inc.*	19,958	25
Altimmune, Inc.* †	8,626	33
Alvotech S.A.* †	30,785	252
ALX Oncology Holdings, Inc.*	18,872	35
Amicus Therapeutics, Inc.*	48,196	380
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  129 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Biotechnology – 6.2%continued
AnaptysBio, Inc.* †	7,918	$242
Anavex Life Sciences Corp.* †	16,210	144
Anika Therapeutics, Inc.*	3,595	34
Annexon, Inc.*	4,623	14
Annovis Bio, Inc.*	26,351	55
Aravive, Inc.(2) *	8,839	—
Arbutus Biopharma Corp.*	5,627	26
Arcellx, Inc.*	7,092	582
Arcturus Therapeutics Holdings, Inc.*	6,103	112
Arcus Biosciences, Inc.*	11,456	156
Arcutis Biotherapeutics, Inc.*	13,305	251
Ardelyx, Inc.*	4,733	26
ArriVent Biopharma, Inc.* †	4,628	85
Arrowhead Pharmaceuticals, Inc.*	13,940	481
ARS Pharmaceuticals, Inc.* †	9,956	100
Assembly Biosciences, Inc.*	5,566	142
Astria Therapeutics, Inc.*	16,608	121
Aura Biosciences, Inc.*	16,423	101
Aurinia Pharmaceuticals, Inc.*	14,845	164
Avita Medical, Inc.* †	12,060	62
Beyondspring, Inc.*	5,429	10
Biomea Fusion, Inc.* †	23,529	48
Boundless Bio, Inc.*	58,678	72
C4 Therapeutics, Inc.*	4,640	10
Cabaletta Bio, Inc.*	10,002	23
Capricor Therapeutics, Inc.* †	15,742	114
CareDx, Inc.*	5,677	83
Caribou Biosciences, Inc.* †	12,024	28
Cartesian Therapeutics, Inc.* †	3,668	37
Catalyst Pharmaceuticals, Inc.*	25,563	504
Celcuity, Inc.* †	12,384	612
Celldex Therapeutics, Inc.*	6,683	173
CervoMed, Inc.* †	4,275	35
Cibus, Inc.(1) * †	1	—
Cidara Therapeutics, Inc.*	6,636	635
Climb Bio, Inc.* †	11,704	24
Cogent Biosciences, Inc.*	9,429	135
Coherus Oncology, Inc.* †	10,990	18
Corbus Pharmaceuticals Holdings, Inc.*	1,910	24
CRISPR Therapeutics A.G.* †	8,784	569
Cullinan Therapeutics, Inc.*	8,019	48
CureVac N.V.*	22,914	124
Curis, Inc.*	10,303	17
CytomX Therapeutics, Inc.* †	42,758	136
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Biotechnology – 6.2%continued
Day One Biopharmaceuticals, Inc.*	4,825	$34
Denali Therapeutics, Inc.*	14,703	213
Design Therapeutics, Inc.* †	17,651	133
DiaMedica Therapeutics, Inc.* †	14,743	101
Dianthus Therapeutics, Inc.* †	3,232	127
Disc Medicine, Inc.*	1,635	108
Dyadic International, Inc.*	11,601	14
Dynavax Technologies Corp.*	21,054	209
Dyne Therapeutics, Inc.*	11,456	145
Eagle Pharmaceuticals, Inc.*	2,878	8
Editas Medicine, Inc.*	6,265	22
Elicio Therapeutics, Inc.* †	11,848	130
Emergent BioSolutions, Inc.* †	7,369	65
Enanta Pharmaceuticals, Inc.*	10,524	126
Engene Holdings, Inc.*	9,607	66
Entrada Therapeutics, Inc.*	10,514	61
Foghorn Therapeutics, Inc.*	7,461	36
Fortress Biotech, Inc.* †	55,752	206
Galectin Therapeutics, Inc.* †	5,782	24
Genelux Corp.* †	27,074	114
Geron Corp.* †	18,957	26
Greenwich Lifesciences, Inc.* †	5,065	50
Gyre Therapeutics, Inc.*	7,423	55
Humacyte, Inc.* †	13,535	24
Immatics N.V.*	7,116	61
Immix Biopharma, Inc.*	16,132	34
ImmuCell Corp.*	2,005	13
Immunic, Inc.* †	11,654	10
Immunome, Inc.*	9,071	106
Inhibrx Biosciences, Inc.*	7,218	243
Inmune Bio, Inc.*	12,414	26
Inovio Pharmaceuticals, Inc.* †	50,876	119
Ironwood Pharmaceuticals, Inc.*	30,517	40
Jasper Therapeutics, Inc.*	3,638	9
KalVista Pharmaceuticals, Inc.*	13,063	159
Keros Therapeutics, Inc.*	1,854	29
Kiniksa Pharmaceuticals International PLC*	7,447	289
Klotho Neurosciences, Inc.*	64,534	31
Kodiak Sciences, Inc.*	26,421	433
Korro Bio, Inc.* †	2,358	113
Krystal Biotech, Inc.*	2,039	360
Kura Oncology, Inc.*	12,946	115
Larimar Therapeutics, Inc.*	375	1
See Notes to the Financial Statements.
EQUITY FUNDS 130 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Biotechnology – 6.2%continued
Lexeo Therapeutics, Inc.* †	5,365	$36
Lexicon Pharmaceuticals, Inc.* †	8,772	12
MacroGenics, Inc.*	6,690	11
MannKind Corp.*	27,933	150
MDxHealth S.A.*	69,780	324
MediciNova, Inc.*	14,934	19
MeiraGTx Holdings PLC*	9,665	80
Mereo Biopharma Group PLC ADR*	1,007	2
Merrimack Pharmaceuticals, Inc.(2) *	7,504	—
Mersana Therapeutics, Inc.*	321	2
MiMedx Group, Inc.*	10,156	71
Mineralys Therapeutics, Inc.*	6,813	258
Mirum Pharmaceuticals, Inc.*	9,559	701
Monte Rosa Therapeutics, Inc.* †	9,082	67
Neurogene, Inc.*	2,621	45
Nkarta, Inc.*	18,031	37
Nurix Therapeutics, Inc.*	4,367	40
OKYO Pharma Ltd.*	18,849	38
Olema Pharmaceuticals, Inc.*	14,786	145
Organogenesis Holdings, Inc.*	6,209	26
ORIC Pharmaceuticals, Inc.*	16,004	192
PDL BioPharma, Inc.(2) *	24,608	10
PepGen, Inc.*	5,256	24
Perspective Therapeutics, Inc.*	7,001	24
PMV Pharmaceuticals, Inc.*	6,605	9
Praxis Precision Medicines, Inc.*	2,904	154
Precigen, Inc.* †	68,543	226
Precision BioSciences, Inc.*	7,949	44
Prime Medicine, Inc.*	12,837	71
ProKidney Corp.*	6,092	15
ProQR Therapeutics N.V.*	4,690	10
Protagonist Therapeutics, Inc.*	4,085	271
Protalix BioTherapeutics, Inc.* †	503	1
Prothena Corp. PLC*	4,103	40
PTC Therapeutics, Inc.*	7,981	490
Q32 Bio, Inc.*	4,787	9
REGENXBIO, Inc.*	11,043	107
Relay Therapeutics, Inc.*	11,439	60
Repare Therapeutics, Inc.*	83,675	147
Replimune Group, Inc.* †	12,254	51
Rezolute, Inc.*	24,249	228
Rhythm Pharmaceuticals, Inc.*	6,186	625
Sana Biotechnology, Inc.* †	38,985	138
Savara, Inc.*	5,462	19
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Biotechnology – 6.2%continued
Scholar Rock Holding Corp.*	16,168	$602
Sera Prognostics, Inc., Class A* †	11,092	34
Serina Therapeutics, Inc.* †	7,092	38
Shattuck Labs, Inc.*	3,786	9
Solid Biosciences, Inc.*	372	2
Spero Therapeutics, Inc.*	6,376	12
Spyre Therapeutics, Inc.* †	3,146	53
Stoke Therapeutics, Inc.* †	9,633	226
Sutro Biopharma, Inc.*	2,516	2
Tango Therapeutics, Inc.* †	8,821	74
Tenaya Therapeutics, Inc.* †	5,333	9
TG Therapeutics, Inc.*	13,623	492
Tourmaline Bio, Inc.*	5,153	246
Travere Therapeutics, Inc.*	7,359	176
Tyra Biosciences, Inc.* †	4,717	66
UroGen Pharma Ltd.* †	12,565	251
Vanda Pharmaceuticals, Inc.*	7,497	37
Vaxcyte, Inc.*	8,240	297
Veracyte, Inc.*	8,839	303
Vericel Corp.*	5,939	187
Voyager Therapeutics, Inc.*	7,892	37
vTv Therapeutics, Inc., Class A* †	4,280	100
XBiotech, Inc.*	5,234	14
Xencor, Inc.*	3,894	46
XOMA Royalty Corp.*	6,828	263
Zymeworks, Inc.*	5,021	86
		22,329
Broadline Retail – 0.1%
Savers Value Village, Inc.* †	16,040	213
Building Products – 1.5%
American Woodmark Corp.*	2,039	136
Apogee Enterprises, Inc.	4,458	194
AZZ, Inc.	3,061	334
CSW Industrials, Inc.	1,880	457
Gibraltar Industries, Inc.*	5,005	314
Griffon Corp.	7,234	551
Hayward Holdings, Inc.*	21,958	332
Insteel Industries, Inc.	5,380	206
JELD-WEN Holding, Inc.*	9,006	44
Quanex Building Products Corp.	4,258	61
Resideo Technologies, Inc.*	17,595	760
Tecnoglass, Inc.	5,144	344
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  131 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Building Products – 1.5%continued
UFP Industries, Inc.	8,984	$840
Zurn Elkay Water Solutions Corp.	18,630	876
		5,449
Capital Markets – 1.7%
Acadian Asset Management, Inc.	3,628	175
ArrowMark Financial Corp.	2,106	46
Artisan Partners Asset Management, Inc., Class A	6,151	267
Associated Capital Group, Inc., Class A†	1,983	67
B. Riley Financial, Inc.*	1,907	11
BGC Group, Inc., Class A	35,299	334
Capital Southwest Corp.†	5,539	121
Cohen & Steers, Inc.	3,621	238
Coincheck Group N.V.*	19,094	88
Diamond Hill Investment Group, Inc.	911	128
DigitalBridge Group, Inc.	19,559	229
GAMCO Investors, Inc., Class A	5,421	126
Moelis & Co., Class A	7,830	558
Morgan Stanley Direct Lending Fund†	8,784	141
Oaktree Specialty Lending Corp.	8,975	117
Patria Investments Ltd., Class A	14,046	205
Piper Sandler Cos.	2,685	932
PJT Partners, Inc., Class A	2,928	520
Siebert Financial Corp.* †	5,256	15
StepStone Group, Inc., Class A	6,202	405
StoneX Group, Inc.*	6,398	646
Victory Capital Holdings, Inc., Class A	8,572	555
Virtus Investment Partners, Inc.	812	154
Westwood Holdings Group, Inc.	1,748	29
WisdomTree, Inc.†	11,695	163
		6,270
Chemicals – 1.9%
AdvanSix, Inc.	3,337	65
Alto Ingredients, Inc.*	7,672	8
American Vanguard Corp.*	3,104	18
Arq, Inc.*	713	5
Ashland, Inc.	4,612	221
Aspen Aerogels, Inc.*	3,502	24
Avient Corp.	11,324	373
Balchem Corp.	4,401	660
Cabot Corp.	7,773	591
Chemours (The) Co.	15,275	242
H.B. Fuller Co.	8,809	522
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Chemicals – 1.9%continued
Hawkins, Inc.	5,625	$1,028
Huntsman Corp.	17,569	158
Ingevity Corp.*	5,661	313
Innospec, Inc.	3,296	254
Intrepid Potash, Inc.*	650	20
Koppers Holdings, Inc.	5,823	163
Kronos Worldwide, Inc.	3,601	21
LSB Industries, Inc.*	4,562	36
Mativ Holdings, Inc.	10,465	118
Minerals Technologies, Inc.	5,237	325
Olin Corp.	11,527	288
Orion S.A.	5,761	44
Perimeter Solutions, Inc.*	14,894	334
Quaker Chemical Corp.	2,802	369
Sensient Technologies Corp.	6,123	575
Stepan Co.	3,333	159
Tronox Holdings PLC	14,448	58
		6,992
Commercial Services & Supplies – 1.6%
ABM Industries, Inc.	9,101	420
ACCO Brands Corp.	14,540	58
ACV Auctions, Inc., Class A*	15,374	152
Brady Corp., Class A	6,995	546
Brink's (The) Co.	6,630	775
Casella Waste Systems, Inc., Class A*	5,978	567
CECO Environmental Corp.*	1,428	73
Cimpress PLC*	3,645	230
Civeo Corp.	239	6
CompX International, Inc.†	2,196	51
CoreCivic, Inc.*	15,029	306
Deluxe Corp.	6,097	118
Ennis, Inc.	4,387	80
GEO Group (The), Inc.*	14,720	302
HNI Corp.	6,471	303
Interface, Inc.	6,378	185
Liquidity Services, Inc.*	3,429	94
MillerKnoll, Inc.	11,582	205
NL Industries, Inc.	5,922	36
Odyssey Marine Exploration, Inc.*	377	1
OPENLANE, Inc.*	17,817	513
Perma-Fix Environmental Services, Inc.* †	1,089	11
Pitney Bowes, Inc.	20,288	232
Quad/Graphics, Inc.	1,820	11
See Notes to the Financial Statements.
EQUITY FUNDS 132 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Commercial Services & Supplies – 1.6%continued
Steelcase, Inc., Class A	13,445	$231
UniFirst Corp.	2,066	345
Virco Mfg. Corp.	3,222	25
		5,876
Communications Equipment – 0.9%
ADTRAN Holdings, Inc.*	6,474	61
Applied Optoelectronics, Inc.*	5,779	150
Aviat Networks, Inc.*	2,093	48
BK Technologies Corp.*	291	25
Calix, Inc.*	6,327	388
Clearfield, Inc.*	3,404	117
CommScope Holding Co., Inc.*	24,814	384
Comtech Telecommunications Corp.*	3,514	9
Digi International, Inc.*	7,476	272
Extreme Networks, Inc.*	14,248	294
Harmonic, Inc.*	13,154	134
Ituran Location and Control Ltd.	2,852	102
KVH Industries, Inc.*	5,656	32
NETGEAR, Inc.*	4,172	135
NetScout Systems, Inc.*	10,160	262
Ribbon Communications, Inc.*	3,698	14
Viasat, Inc.*	13,174	386
Viavi Solutions, Inc.*	26,866	341
		3,154
Construction & Engineering – 2.7%
Arcosa, Inc.	7,605	713
Argan, Inc.	2,527	682
Centuri Holdings, Inc.*	8,975	190
Construction Partners, Inc., Class A*	5,401	686
Dycom Industries, Inc.*	4,067	1,187
Everus Construction Group, Inc.*	6,397	549
Fluor Corp.*	19,332	813
Granite Construction, Inc.	7,598	833
Great Lakes Dredge & Dock Corp.*	5,755	69
IES Holdings, Inc.*	1,163	463
Limbach Holdings, Inc.*	1,146	111
Matrix Service Co.*	7,516	98
MYR Group, Inc.*	2,189	455
NWPX Infrastructure, Inc.*	3,665	194
Orion Group Holdings, Inc.*	2,084	17
Primoris Services Corp.	4,142	569
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Construction & Engineering – 2.7%continued
Sterling Infrastructure, Inc.*	5,479	$1,861
Tutor Perini Corp.*	3,841	252
		9,742
Construction Materials – 0.3%
Knife River Corp.*	6,289	483
United States Lime & Minerals, Inc.	4,621	608
		1,091
Consumer Finance – 1.3%
Antalpha Platform Holding Co., Class A* †	8,784	107
Atlanticus Holdings Corp.*	927	54
Bread Financial Holdings, Inc.	5,923	330
Dave, Inc.*	1,337	267
Encore Capital Group, Inc.*	4,723	197
Enova International, Inc.*	3,389	390
EZCORP, Inc., Class A*	5,055	96
FirstCash Holdings, Inc.	5,733	908
Green Dot Corp., Class A*	7,758	104
LendingClub Corp.*	8,178	124
Medallion Financial Corp.	836	9
Metalpha Technology Holding Ltd.*	30,195	111
Navient Corp.	23,257	306
Nelnet, Inc., Class A	4,704	590
PRA Group, Inc.*	7,038	109
PROG Holdings, Inc.	9,961	322
Upstart Holdings, Inc.* †	8,991	457
World Acceptance Corp.*	1,202	203
		4,684
Consumer Staples Distribution & Retail – 0.4%
Andersons (The), Inc.	2,762	110
Chefs' Warehouse (The), Inc.*	2,189	128
Grocery Outlet Holding Corp.*	10,296	165
Ingles Markets, Inc., Class A	3,855	268
Natural Grocers by Vitamin Cottage, Inc.	1,263	51
PriceSmart, Inc.	2,887	350
United Natural Foods, Inc.*	5,938	223
Village Super Market, Inc., Class A	1,303	49
Weis Markets, Inc.	3,258	234
		1,578
Containers & Packaging – 0.3%
Ardagh Metal Packaging S.A.	66,062	264
Greif, Inc., Class A	3,391	203
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  133 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Containers & Packaging – 0.3%continued
Myers Industries, Inc.	4,776	$81
O-I Glass, Inc.*	16,210	210
TriMas Corp.	6,614	255
		1,013
Distributors – 0.1%
A-Mark Precious Metals, Inc.	6,814	176
Weyco Group, Inc.	2,911	88
		264
Diversified Consumer Services – 1.6%
Adtalem Global Education, Inc.*	8,835	1,365
Afya Ltd., Class A	9,166	143
American Public Education, Inc.*	3,977	157
Coursera, Inc.*	16,423	192
Driven Brands Holdings, Inc.*	17,557	283
Frontdoor, Inc.*	7,685	517
Graham Holdings Co., Class B	633	745
Laureate Education, Inc.*	14,532	458
Matthews International Corp., Class A	5,043	123
Mister Car Wash, Inc.*	33,024	176
OneSpaWorld Holdings Ltd.	10,502	222
Perdoceo Education Corp.	6,989	263
Strategic Education, Inc.	3,037	261
Stride, Inc.*	4,628	689
Udemy, Inc.*	14,322	101
Universal Technical Institute, Inc.*	2,325	76
WW International, Inc.(1) *	1	—
		5,771
Diversified Real Estate Investment Trusts – 0.4%
Alexander & Baldwin, Inc.	8,968	163
American Assets Trust, Inc.	6,022	122
Armada Hoffler Properties, Inc.	4,139	29
Broadstone Net Lease, Inc.	16,850	301
CTO Realty Growth, Inc.	8,084	132
Essential Properties Realty Trust, Inc.	21,054	627
Gladstone Commercial Corp.	3,884	48
Global Net Lease, Inc.	20,706	168
		1,590
Diversified Telecommunication Services – 0.4%
Anterix, Inc.*	5,117	110
ATN International, Inc.	1,638	25
Bandwidth, Inc., Class A*	2,096	35
Cogent Communications Holdings, Inc.	5,312	204
Globalstar, Inc.*	11,882	432
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Diversified Telecommunication Services – 0.4%continued
IDT Corp., Class B	3,676	$192
Iridium Communications, Inc.	14,607	255
Liberty Latin America Ltd., Class C*	11,503	97
LICT Corp.*	6	66
Shenandoah Telecommunications Co.	6,295	84
		1,500
Electric Utilities – 0.8%
ALLETE, Inc.	8,451	561
Hawaiian Electric Industries, Inc.*	17,569	194
MGE Energy, Inc.	5,897	497
Otter Tail Corp.	7,178	588
Portland General Electric Co.	13,847	609
TXNM Energy, Inc. (New York Stock Exchange)	10,027	567
		3,016
Electrical Equipment – 1.7%
Allient, Inc.	2,926	131
American Superconductor Corp.*	514	30
Array Technologies, Inc.* †	18,346	149
Atkore, Inc.	6,193	389
Babcock & Wilcox Enterprises, Inc.*	5,612	16
Bloom Energy Corp., Class A*	24,116	2,039
EnerSys	5,758	650
LSI Industries, Inc.	3,374	80
NEXTracker, Inc., Class A*	15,891	1,176
Orion Energy Systems, Inc.*	296	3
Powell Industries, Inc.	2,937	895
Preformed Line Products Co.	1,303	256
Shoals Technologies Group, Inc., Class A*	20,754	154
Thermon Group Holdings, Inc.*	2,323	62
TPI Composites, Inc.(1) *	4,933	—
Ultralife Corp.*	1,955	13
Vicor Corp.*	4,095	204
		6,247
Electronic Equipment, Instruments & Components – 4.1%
Advanced Energy Industries, Inc.	4,817	820
Arlo Technologies, Inc.*	8,187	139
Badger Meter, Inc.	3,813	681
Bel Fuse, Inc., Class A	1,154	134
Bel Fuse, Inc., Class B	3,656	516
Belden, Inc.	4,975	598
Benchmark Electronics, Inc.	6,471	249
See Notes to the Financial Statements.
EQUITY FUNDS 134 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Electronic Equipment, Instruments & Components – 4.1%continued
Climb Global Solutions, Inc.	3,855	$520
Crane NXT Co.	5,811	390
CTS Corp.	3,629	145
Daktronics, Inc.*	5,650	118
Data I/O Corp.*	4,226	14
ePlus, Inc.	7,263	516
Fabrinet*	5,613	2,047
Frequency Electronics, Inc.* †	4,735	160
Identiv, Inc.*	260	1
Insight Enterprises, Inc.*	6,435	730
IPG Photonics Corp.*	4,392	348
Itron, Inc.*	5,916	737
Kimball Electronics, Inc.*	3,586	107
Knowles Corp.*	9,995	233
Methode Electronics, Inc.(3)	5,673	43
Mirion Technologies, Inc.*	23,679	551
M-Tron Industries, Inc.*	2,483	138
Napco Security Technologies, Inc.	3,628	156
nLight, Inc.*	8,572	254
Novanta, Inc.*	4,934	494
OSI Systems, Inc.*	3,635	906
PC Connection, Inc.	4,599	285
Plexus Corp.*	4,171	603
Powerfleet, Inc. NJ*	1,546	8
Rogers Corp.*	2,426	195
Sanmina Corp.*	9,006	1,037
ScanSource, Inc.*	3,205	141
TTM Technologies, Inc.*	11,406	657
Vishay Intertechnology, Inc.	14,465	221
Vishay Precision Group, Inc.*	4,000	128
		15,020
Energy Equipment & Services – 1.5%
Archrock, Inc.	18,275	481
Atlas Energy Solutions, Inc.†	12,602	143
Bristow Group, Inc.*	4,732	171
Cactus, Inc., Class A	7,514	297
DMC Global, Inc.*	3,907	33
Expro Group Holdings N.V.*	12,372	147
Forum Energy Technologies, Inc.*	434	12
Geospace Technologies Corp.* †	4,440	84
Gulf Island Fabrication, Inc.*	3,889	27
Helix Energy Solutions Group, Inc.*	25,458	167
Helmerich & Payne, Inc.	12,079	267
Innovex International, Inc.*	4,404	82
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Energy Equipment & Services – 1.5%continued
KLX Energy Services Holdings, Inc.*	590	$1
Kodiak Gas Services, Inc.	10,391	384
Liberty Energy, Inc.	17,703	218
Mammoth Energy Services, Inc.*	1,811	4
Nabors Industries Ltd.*	1,230	50
Natural Gas Services Group, Inc.	2,613	73
Next Bridge Hydrocarbons, Inc.(2) (4) *	2,700	—
Nine Energy Service, Inc.*	2,298	1
Noble Corp. PLC	19,109	540
Oceaneering International, Inc.*	12,430	308
Oil States International, Inc.*	4,302	26
Patterson-UTI Energy, Inc.	43,385	225
ProFrac Holding Corp., Class A*	16,230	60
ProPetro Holding Corp.*	7,392	39
RPC, Inc.	28,629	136
SEACOR Marine Holdings, Inc.*	7,475	49
Seadrill Ltd.*	10,641	321
Solaris Energy Infrastructure, Inc.	3,750	150
TETRA Technologies, Inc.*	8,478	49
Tidewater, Inc.*	6,525	348
Transocean Ltd.*	109,538	342
Valaris Ltd.*	7,520	367
		5,602
Entertainment – 0.5%
Atlanta Braves Holdings, Inc., Class C*	14,381	598
Cinemark Holdings, Inc.	11,406	320
CuriosityStream, Inc.	20,240	107
IMAX Corp.*	4,649	152
Madison Square Garden Entertainment Corp.*	2,987	135
Manchester United PLC, Class A*	18,327	278
Marcus (The) Corp.	3,631	56
Playtika Holding Corp.†	26,539	103
Reading International, Inc., Class A*	2,207	3
Sphere Entertainment Co.* †	2,987	186
		1,938
Financial Services – 2.5%
Acacia Research Corp.*	5,189	17
Banco Latinoamericano de Comercio Exterior S.A., Class E	6,245	287
California First Leasing Corp.*	1,239	26
Cannae Holdings, Inc.	9,660	177
Cass Information Systems, Inc.	1,513	59
Dlocal Ltd.†	35,056	501
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  135 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Financial Services – 2.5%continued
Enact Holdings, Inc.	15,537	$596
Essent Group Ltd.	13,653	868
EVERTEC, Inc.	7,812	264
Federal Agricultural Mortgage Corp., Class C	873	147
Flywire Corp.*	10,566	143
HA Sustainable Infrastructure Capital, Inc.	8,727	268
Jackson Financial, Inc., Class A	8,156	826
Lesaka Technologies, Inc.*	4,422	18
Marqeta, Inc., Class A*	47,250	249
Merchants Bancorp	4,584	146
NCR Atleos Corp.*	7,106	279
NMI Holdings, Inc.*	8,606	330
Onity Group, Inc.*	25	1
Pagseguro Digital Ltd., Class A	30,970	310
Payoneer Global, Inc.*	33,162	201
PennyMac Financial Services, Inc.	4,596	569
Radian Group, Inc.	23,839	863
Remitly Global, Inc.*	17,291	282
Security National Financial Corp., Class A*	6,181	54
Sezzle, Inc.* †	3,438	273
StoneCo Ltd., Class A*	29,843	564
Walker & Dunlop, Inc.	5,490	459
Waterstone Financial, Inc.	3,425	53
Western Union (The) Co.	33,598	268
		9,098
Food Products – 1.0%
Alico, Inc.	4,304	149
B&G Foods, Inc.†	9,258	41
Bridgford Foods Corp.*	4,712	37
Calavo Growers, Inc.	2,094	54
Cal-Maine Foods, Inc.	5,162	486
Farmer Bros. Co.*	3,321	6
Fresh Del Monte Produce, Inc.	4,145	144
Hain Celestial Group (The), Inc.*	9,921	16
J&J Snack Foods Corp.	2,476	238
John B. Sanfilippo & Son, Inc.	943	61
Lifeway Foods, Inc.*	1,655	46
Limoneira Co.	1,958	29
Marzetti (The) Co.	2,730	472
Nomad Foods Ltd.	21,131	278
Seaboard Corp.	87	317
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Food Products – 1.0%continued
Seneca Foods Corp., Class A*	3,595	$388
Simply Good Foods (The) Co.*	11,395	283
Tootsie Roll Industries, Inc.†	8,195	343
TreeHouse Foods, Inc.*	8,618	174
Vital Farms, Inc.*	4,889	201
		3,763
Gas Utilities – 1.2%
Chesapeake Utilities Corp.	3,094	417
MDU Resources Group, Inc.	20,813	371
New Jersey Resources Corp.	13,966	672
Northwest Natural Holding Co.	5,350	240
ONE Gas, Inc.	16,362	1,324
RGC Resources, Inc.	1,183	27
Southwest Gas Holdings, Inc.	8,106	635
Spire, Inc.	7,912	645
		4,331
Ground Transportation – 0.2%
ArcBest Corp.	3,593	251
Covenant Logistics Group, Inc.	6,483	140
Heartland Express, Inc.	10,653	89
Marten Transport Ltd.	7,462	80
PAMT CORP.*	5,367	61
Universal Logistics Holdings, Inc.†	3,776	89
Werner Enterprises, Inc.	6,417	169
		879
Health Care Equipment & Supplies – 3.1%
Accuray, Inc.*	8,776	15
Alphatec Holdings, Inc.*	12,463	181
AngioDynamics, Inc.*	7,215	81
Apyx Medical Corp.*	3,381	7
Artivion, Inc.*	7,033	298
AtriCure, Inc.*	7,421	262
Avanos Medical, Inc.*	8,437	98
Axogen, Inc.*	6,913	123
Baird Medical Investment Holdings Ltd.*	15,475	33
Bioventus, Inc., Class A*	4,999	33
Cerus Corp.*	32,871	52
CONMED Corp.	4,042	190
CVRx, Inc.* †	7,249	59
Daxor Corp.*	1,197	16
DENTSPLY SIRONA, Inc.	20,240	257
Electromed, Inc.*	10,088	248
See Notes to the Financial Statements.
EQUITY FUNDS 136 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Health Care Equipment & Supplies – 3.1%continued
Embecta Corp.	6,809	$96
Enovis Corp.*	5,687	173
Envista Holdings Corp.*	15,195	310
Establishment Labs Holdings, Inc.* †	3,640	149
FONAR Corp.*	6,621	100
Haemonetics Corp.*	5,731	279
ICU Medical, Inc.*	2,338	280
Inmode Ltd.*	8,913	133
Inogen, Inc.*	2,053	17
Integer Holdings Corp.*	5,468	565
Integra LifeSciences Holdings Corp.*	6,986	100
iRadimed Corp.	4,656	331
iRhythm Technologies, Inc.*	3,371	580
Kewaunee Scientific Corp.*	3,936	168
Lantheus Holdings, Inc.*	9,324	478
LeMaitre Vascular, Inc.	7,165	627
LivaNova PLC*	7,041	369
Merit Medical Systems, Inc.*	8,839	736
Neogen Corp.*	25,538	146
NeuroPace, Inc.*	12,399	128
Omnicell, Inc.*	6,623	202
OraSure Technologies, Inc.*	13,215	42
Orchestra BioMed Holdings, Inc.*	10,828	27
Orthofix Medical, Inc.*	9,937	146
OrthoPediatrics Corp.*	4,819	89
Pro-Dex, Inc.* †	8,159	276
Pulmonx Corp.*	13,623	22
Pulse Biosciences, Inc.* †	14,599	258
QuidelOrtho Corp.*	5,852	172
RxSight, Inc.*	7,256	65
Sanara Medtech, Inc.*	2,708	86
SANUWAVE Health, Inc.* †	2,866	107
Semler Scientific, Inc.* †	3,115	93
SI-BONE, Inc.*	10,477	154
Sight Sciences, Inc.*	12,574	43
STAAR Surgical Co.*	6,126	165
Stereotaxis, Inc.*	818	3
Streamex Corp.(1) * †	1	—
Surmodics, Inc.*	3,455	103
Tactile Systems Technology, Inc.*	1,938	27
Tandem Diabetes Care, Inc.*	6,683	81
Tela Bio, Inc.*	36,518	54
TransMedics Group, Inc.*	3,746	420
Treace Medical Concepts, Inc.*	13,362	90
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Health Care Equipment & Supplies – 3.1%continued
UFP Technologies, Inc.*	2,602	$519
Utah Medical Products, Inc.	2,084	131
Varex Imaging Corp.*	8,025	100
Zimvie, Inc.*	5,153	98
Zynex, Inc.* †	7,114	10
		11,301
Health Care Providers & Services – 3.1%
Acadia Healthcare Co., Inc.*	9,044	224
AdaptHealth Corp.*	8,122	73
Addus HomeCare Corp.*	2,842	335
Alignment Healthcare, Inc.*	19,330	337
AMN Healthcare Services, Inc.*	7,151	139
Ardent Health, Inc.*	14,512	192
Astrana Health, Inc.*	6,890	195
BrightSpring Health Services, Inc.*	7,685	227
Brookdale Senior Living, Inc.*	28,233	239
Castle Biosciences, Inc.*	5,540	126
Community Health Systems, Inc.*	14,460	46
Concentra Group Holdings Parent, Inc.	13,896	291
CorVel Corp.*	10,602	821
Cross Country Healthcare, Inc.*	9,397	133
Cryo-Cell International, Inc.	638	3
DocGo, Inc.*	8,989	12
Enhabit, Inc.*	9,258	74
Ensign Group (The), Inc.	8,988	1,553
Fulgent Genetics, Inc.*	4,159	94
GeneDx Holdings Corp.*	2,883	311
HealthEquity, Inc.*	9,060	859
Hims & Hers Health, Inc.*	22,292	1,264
Joint (The) Corp.*	8,451	81
Kindly MD, Inc.*	7,065	8
LifeStance Health Group, Inc.*	37,249	205
ModivCare, Inc.*	5,774	1
National HealthCare Corp.	2,904	353
National Research Corp.	5,594	72
NeoGenomics, Inc.*	14,215	110
OPKO Health, Inc.*	62,830	97
Option Care Health, Inc.*	19,743	548
Owens & Minor, Inc.*	7,112	34
Pennant Group (The), Inc.*	3,742	94
Premier, Inc., Class A	13,885	386
Privia Health Group, Inc.*	11,417	284
Progyny, Inc.*	10,536	227
RadNet, Inc.*	7,263	554
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  137 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Health Care Providers & Services – 3.1%continued
Select Medical Holdings Corp.	17,222	$221
Sonida Senior Living, Inc.*	3,215	89
Surgery Partners, Inc.*	8,540	185
U.S. Physical Therapy, Inc.	2,340	199
		11,296
Health Care Real Estate Investment Trusts – 0.7%
American Healthcare REIT, Inc.	9,855	414
CareTrust REIT, Inc.	12,413	431
Community Healthcare Trust, Inc.	2,711	41
Diversified Healthcare Trust	25,714	113
Global Medical REIT, Inc.	1,368	46
LTC Properties, Inc.	5,090	188
Medical Properties Trust, Inc.†	61,260	311
National Health Investors, Inc.	5,901	469
Sabra Health Care REIT, Inc.	26,863	501
Sila Realty Trust, Inc.	5,539	139
		2,653
Health Care Technology – 0.6%
American Well Corp., Class A*	170	1
Certara, Inc.*	13,255	162
Evolent Health, Inc., Class A*	15,372	130
GoodRx Holdings, Inc., Class A*	46,707	198
HealthStream, Inc.	4,142	117
LifeMD, Inc.*	10,217	69
OptimizeRx Corp.*	11,076	227
Phreesia, Inc.*	6,111	144
Schrodinger, Inc.*	7,447	149
Simulations Plus, Inc.*	3,269	49
Teladoc Health, Inc.*	17,759	137
TruBridge, Inc.*	6,079	123
Veradigm, Inc.*	24,689	119
Waystar Holding Corp.*	17,912	679
		2,304
Hotel & Resort Real Estate Investment Trusts – 0.7%
Apple Hospitality REIT, Inc.	27,595	331
Braemar Hotels & Resorts, Inc.	9,686	26
Chatham Lodging Trust	4,847	32
DiamondRock Hospitality Co.	30,227	241
Park Hotels & Resorts, Inc.†	27,875	309
Pebblebrook Hotel Trust	16,907	193
RLJ Lodging Trust†	24,150	174
Ryman Hospitality Properties, Inc.	6,445	577
Service Properties Trust	21,473	58
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Hotel & Resort Real Estate Investment Trusts – 0.7%continued
Sotherly Hotels, Inc.*	2,334	$2
Summit Hotel Properties, Inc.	9,394	52
Sunstone Hotel Investors, Inc.	29,549	277
Xenia Hotels & Resorts, Inc.	14,700	202
		2,474
Hotels, Restaurants & Leisure – 1.9%
Arcos Dorados Holdings, Inc., Class A	26,075	176
Biglari Holdings, Inc., Class B* †	569	184
BJ's Restaurants, Inc.*	3,918	120
Bloomin' Brands, Inc.	9,848	71
Brightstar Lottery PLC†	10,816	187
Canterbury Park Holding Corp.	995	16
Cheesecake Factory (The), Inc.†	4,966	271
Cracker Barrel Old Country Store, Inc.†	3,404	150
Dave & Buster's Entertainment, Inc.* †	7,623	138
Denny's Corp.*	10,271	54
Dine Brands Global, Inc.†	2,214	55
El Pollo Loco Holdings, Inc.(1) *	15	—
Genius Sports Ltd.*	24,249	300
Global Business Travel Group I*	46,499	376
Golden Entertainment, Inc.	545	13
Hilton Grand Vacations, Inc.*	9,766	408
Jack in the Box, Inc.†	2,943	58
Kura Sushi U.S.A., Inc., Class A*	1,337	79
Life Time Group Holdings, Inc.*	19,561	540
Lottery.com, Inc.* †	7,072	31
Lucky Strike Entertainment Corp.†	14,131	145
Marriott Vacations Worldwide Corp.	3,492	232
Monarch Casino & Resort, Inc.	1,083	115
Nathan's Famous, Inc.	1,103	122
Papa John's International, Inc.†	3,542	171
Penn Entertainment, Inc.*	15,020	289
Pursuit Attractions and Hospitality, Inc.*	2,961	107
Red Robin Gourmet Burgers, Inc.*	87	1
Red Rock Resorts, Inc., Class A	8,680	530
Rush Street Interactive, Inc.*	9,737	199
Shake Shack, Inc., Class A*	3,500	328
Soho House & Co., Inc.*	19,667	174
Town Sports International Holdings, Inc.(2) *	1,105	—
Travel + Leisure Co.	10,640	633
United Parks & Resorts, Inc.*	6,289	325
Wendy's (The) Co.	19,942	183
		6,781
See Notes to the Financial Statements.
EQUITY FUNDS 138 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Household Durables – 1.9%
Beazer Homes U.S.A., Inc.*	3,615	$89
Cavco Industries, Inc.*	1,335	775
Champion Homes, Inc.*	7,074	540
Cricut, Inc., Class A	21,385	134
Dream Finders Homes, Inc., Class A* †	9,546	247
Ethan Allen Interiors, Inc.	3,720	110
Flexsteel Industries, Inc.	3,122	145
GoPro, Inc., Class A* †	12,055	26
Green Brick Partners, Inc.*	4,454	329
Hamilton Beach Brands Holding Co., Class A	2,068	30
Hooker Furnishings Corp.	1,169	12
Hovnanian Enterprises, Inc., Class A*	244	31
Installed Building Products, Inc.	3,312	817
iRobot Corp.* †	3,882	14
KB Home	11,214	714
Koss Corp.*	3,236	16
La-Z-Boy, Inc.	6,601	226
Leggett & Platt, Inc.	13,750	122
Lifetime Brands, Inc.	499	2
M/I Homes, Inc.*	2,993	432
Newell Brands, Inc.	40,820	214
Nobility Homes, Inc.	677	20
Sonos, Inc.*	11,712	185
Taylor Morrison Home Corp.*	16,510	1,090
Tri Pointe Homes, Inc.*	15,955	542
Universal Electronics, Inc.*	2,695	13
		6,875
Household Products – 0.4%
Central Garden & Pet Co.*	7,860	257
Central Garden & Pet Co., Class A*	6,648	196
Energizer Holdings, Inc.	7,955	198
Oil-Dri Corp. of America	5,826	356
Spectrum Brands Holdings, Inc.	4,888	257
WD-40 Co.	1,824	360
		1,624
Independent Power & Renewable Electricity Producers – 0.4%
Hallador Energy Co.*	8,680	170
Kenon Holdings Ltd.	5,347	241
Ormat Technologies, Inc.	5,907	569
ReNew Energy Global PLC, Class A*	36,839	284
		1,264
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Industrial Real Estate Investment Trusts – 0.4%
Industrial Logistics Properties Trust	7,704	$45
Innovative Industrial Properties, Inc.	3,402	182
LXP Industrial Trust	29,684	266
One Liberty Properties, Inc.	8,761	194
Plymouth Industrial REIT, Inc.	3,583	80
Terreno Realty Corp.	9,066	514
		1,281
Insurance – 2.1%
Ambac Financial Group, Inc.*	4,483	37
American Coastal Insurance Corp.	3,337	38
AMERISAFE, Inc.	2,621	115
Atlantic American Corp.	5,001	14
Baldwin Insurance Group (The), Inc.*	7,926	223
Bowhead Specialty Holdings, Inc.*	3,247	88
Citizens, Inc.*	4,519	24
CNO Financial Group, Inc.	28,833	1,140
Donegal Group, Inc., Class A	3,780	73
Employers Holdings, Inc.	6,420	273
F&G Annuities & Life, Inc.	12,060	377
Fidelis Insurance Holdings Ltd.	11,075	201
Genworth Financial, Inc.*	49,404	440
Goosehead Insurance, Inc., Class A	2,594	193
Greenlight Capital Re Ltd., Class A*	9,811	125
Hamilton Insurance Group Ltd., Class B*	10,502	260
HCI Group, Inc.	1,146	220
Horace Mann Educators Corp.	4,201	190
Investors Title Co.	485	130
Kansas City Life Insurance Co.	1,484	48
Kestrel Group Ltd.* †	197	5
Lemonade, Inc.* †	6,053	324
MBIA, Inc.*	13,256	99
Mercury General Corp.	2,995	254
Oscar Health, Inc., Class A* †	23,336	442
Palomar Holdings, Inc.*	2,939	343
ProAssurance Corp.*	9,373	225
Root, Inc., Class A*	1,719	154
Safety Insurance Group, Inc.	1,695	120
Selective Insurance Group, Inc.	7,606	617
SiriusPoint Ltd.*	9,325	169
Skyward Specialty Insurance Group, Inc.*	4,054	193
Stewart Information Services Corp.	2,100	154
Trupanion, Inc.*	4,392	190
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  139 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Insurance – 2.1%continued
United Fire Group, Inc.	3,061	$93
Universal Insurance Holdings, Inc.	3,253	85
		7,676
Interactive Media & Services – 0.7%
Angi, Inc.*	5,921	96
Bumble, Inc., Class A*	10,088	61
Cargurus, Inc.*	10,705	399
Cars.com, Inc.*	7,445	91
EverQuote, Inc., Class A*	3,247	74
IAC, Inc.*	8,020	273
QuinStreet, Inc.*	11,627	180
Shutterstock, Inc.	2,670	56
Taboola.com Ltd.*	33,024	113
Travelzoo*	3,750	37
TripAdvisor, Inc.*	12,017	195
Yelp, Inc.*	10,782	336
Ziff Davis, Inc.*	6,007	229
ZipRecruiter, Inc., Class A*	9,333	39
ZoomInfo Technologies, Inc.*	33,405	365
		2,544
IT Services – 0.4%
ASGN, Inc.*	6,872	325
CI&T, Inc., Class A*	15,085	78
CSP, Inc.	2,035	23
DigitalOcean Holdings, Inc.*	7,781	266
DXC Technology Co.*	18,522	252
Fastly, Inc., Class A*	14,154	121
Hackett Group (The), Inc.	5,155	98
Information Services Group, Inc.	3,097	18
Tucows, Inc., Class A* †	1,194	22
Unisys Corp.*	4,525	18
VTEX, Class A*	15,468	68
		1,289
Leisure Products – 0.6%
Acushnet Holdings Corp.	4,458	350
American Outdoor Brands, Inc.*	1,836	16
Clarus Corp.	4,064	14
Escalade, Inc.	3,648	46
JAKKS Pacific, Inc.	439	8
Johnson Outdoors, Inc., Class A	2,344	95
Malibu Boats, Inc., Class A*	2,677	87
Marine Products Corp.	5,149	46
MasterCraft Boat Holdings, Inc.*	5,539	119
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Leisure Products – 0.6%continued
Peloton Interactive, Inc., Class A*	40,466	$364
Polaris, Inc.	5,729	333
Sturm Ruger & Co., Inc.	1,946	84
Topgolf Callaway Brands Corp.*	11,241	107
YETI Holdings, Inc.*	9,840	326
		1,995
Life Sciences Tools & Services – 0.4%
10X Genomics, Inc., Class A*	12,602	147
Alpha Teknova, Inc.* †	2,232	14
Azenta, Inc.*	8,716	250
BioLife Solutions, Inc.*	7,257	185
Champions Oncology, Inc.*	5,248	34
Codexis, Inc.*	6,823	17
CryoPort, Inc.*	4,165	40
Fortrea Holdings, Inc.*	10,364	87
Harvard Bioscience, Inc.* †	19,576	9
Lifecore Biomedical, Inc.*	3,054	22
Maravai LifeSciences Holdings, Inc., Class A*	12,342	35
Mesa Laboratories, Inc.	1,420	95
Nautilus Biotechnology, Inc.*	15,067	13
Omniab, Inc.(2) *	1,740	—
OmniAb, Inc.*	15,685	25
Omniab, Inc. (NASDAQ Exchange)(2) *	1,740	—
Quanterix Corp.*	8,829	48
Rapid Micro Biosystems, Inc., Class A* †	2,924	10
Sotera Health Co.*	24,967	393
Standard BioTools, Inc.*	12,888	17
		1,441
Machinery – 4.0%
Aebi Schmidt Holding A.G.	2,542	32
Alamo Group, Inc.	1,554	297
Albany International Corp., Class A	4,313	230
Astec Industries, Inc.	3,855	186
Atmus Filtration Technologies, Inc.	10,623	479
Chart Industries, Inc.*	4,717	944
Columbus McKinnon Corp.	2,295	33
Douglas Dynamics, Inc.	3,037	95
Eastern (The) Co.	1,139	27
Enerpac Tool Group Corp.	8,545	350
Enpro, Inc.	2,604	588
ESCO Technologies, Inc.	3,938	831
Federal Signal Corp.	10,751	1,279
See Notes to the Financial Statements.
EQUITY FUNDS 140 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Machinery – 4.0%continued
Franklin Electric Co., Inc.	6,401	$609
FreightCar America, Inc.*	1,420	14
Gorman-Rupp (The) Co.	4,399	204
Graham Corp.*	3,081	169
Greenbrier (The) Cos., Inc.	3,417	158
Helios Technologies, Inc.	2,672	139
Hillenbrand, Inc.	10,349	280
Hurco Cos., Inc.*	1,244	22
Hyster-Yale, Inc.	2,531	93
JBT Marel Corp.	4,344	610
Kadant, Inc.	1,341	399
Kennametal, Inc.	11,944	250
L.B. Foster Co., Class A*	1,431	39
Lindsay Corp.	1,456	205
Miller Industries, Inc.	2,232	90
Mueller Water Products, Inc., Class A	22,758	581
Omega Flex, Inc.	1,114	35
Proto Labs, Inc.*	3,622	181
REV Group, Inc.	4,966	281
SPX Technologies, Inc.*	7,251	1,354
Standex International Corp.	2,785	590
Stratasys Ltd.*	6,295	70
Taylor Devices, Inc.* †	975	48
Tennant Co.	2,738	222
Terex Corp.	7,596	390
Titan International, Inc.*	8,301	63
Trinity Industries, Inc.	12,797	359
Twin Disc, Inc.†	2,306	32
Wabash National Corp.	4,512	45
Watts Water Technologies, Inc., Class A	4,095	1,144
Worthington Enterprises, Inc.	8,548	474
		14,521
Marine Transportation – 0.3%
Danaos Corp.†	1,910	172
Matson, Inc.	7,022	692
Star Bulk Carriers Corp.	13,766	256
		1,120
Media – 1.1%
AMC Networks, Inc., Class A*	5,254	43
Boston Omaha Corp., Class A(1) * †	1	—
Cable One, Inc.	692	122
Cumulus Media, Inc., Class A*	5,103	1
DoubleVerify Holdings, Inc.*	17,291	207
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Media – 1.1%continued
EchoStar Corp., Class A*	19,472	$1,487
Emerald Holding, Inc.†	6,388	32
Entravision Communications Corp., Class A	44,095	103
EW Scripps (The) Co., Class A*	4,903	12
Gannett Co., Inc.*	16,230	67
Gray Media, Inc.	15,870	92
Harte Hanks, Inc.*	790	3
iHeartMedia, Inc., Class A*	12,756	37
Integral Ad Science Holding Corp.*	16,804	171
John Wiley & Sons, Inc., Class A	6,435	260
Magnite, Inc.*	8,119	177
Marchex, Inc., Class B*	6,086	11
Saga Communications, Inc., Class A	1,049	13
Scholastic Corp.	4,790	131
Sinclair, Inc.	7,655	116
Stagwell, Inc.*	27,113	153
TechTarget, Inc.*	2,932	17
TEGNA, Inc.	27,673	563
Thryv Holdings, Inc.*	7,829	94
		3,912
Metals & Mining – 1.2%
Alpha Metallurgical Resources, Inc.*	1,463	240
American Battery Technology Co.*	78,282	380
Ampco-Pittsburgh Corp.*	1,957	5
Ascent Industries Co.*	108	1
Coeur Mining, Inc.*	32,237	605
Commercial Metals Co.	15,868	909
Constellium S.E.*	18,272	272
Contango ORE, Inc.* †	231	6
Elevra Lithium Ltd. ADR*	485	12
Fortitude Gold Corp.	3,667	16
Hecla Mining Co.	74,848	906
Kaiser Aluminum Corp.	2,118	163
Materion Corp.	4,738	572
Olympic Steel, Inc.	2,253	69
SunCoke Energy, Inc.	1,970	16
Tredegar Corp.*	4,630	37
Worthington Steel, Inc.	8,534	259
		4,468
Mortgage Real Estate Investment Trusts – 0.4%
ACRES Commercial Realty Corp.*	2,177	46
Adamas Trust, Inc.	7,592	53
AG Mortgage Investment Trust, Inc.	1,885	14
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  141 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Mortgage Real Estate Investment Trusts – 0.4%continued
Apollo Commercial Real Estate Finance, Inc.	22,897	$232
Arbor Realty Trust, Inc.†	17,347	212
ARMOUR Residential REIT, Inc.†	1,089	16
Blackstone Mortgage Trust, Inc., Class A†	17,979	331
BrightSpire Capital, Inc.	8,348	45
Cherry Hill Mortgage Investment Corp.	2,918	7
Dynex Capital, Inc.†	2,552	31
Ellington Financial, Inc.	1,097	14
Franklin BSP Realty Trust, Inc.	5,894	64
Granite Point Mortgage Trust, Inc.	4,584	14
Invesco Mortgage Capital, Inc.†	1,741	13
Ladder Capital Corp.	19,330	211
Orchid Island Capital, Inc.†	929	6
Ready Capital Corp.†	3,514	14
Redwood Trust, Inc.	8,122	47
Two Harbors Investment Corp.	5,960	59
		1,429
Multi-Utilities – 0.4%
Avista Corp.	9,622	364
Black Hills Corp.	8,927	550
Northwestern Energy Group, Inc.	7,938	465
Unitil Corp.	2,529	121
		1,500
Office Real Estate Investment Trusts – 0.6%
Brandywine Realty Trust	22,676	94
City Office REIT, Inc.	9,427	66
COPT Defense Properties	13,387	389
Douglas Emmett, Inc.	20,189	314
Easterly Government Properties, Inc.	4,310	99
Empire State Realty Trust, Inc., Class A	17,765	136
Franklin Street Properties Corp.	11,685	19
Hudson Pacific Properties, Inc.*	17,503	48
JBG SMITH Properties†	7,447	166
Paramount Group, Inc.*	23,728	155
Piedmont Realty Trust, Inc.	16,234	146
SL Green Realty Corp.	7,937	475
		2,107
Oil, Gas & Consumable Fuels – 3.4%
Ardmore Shipping Corp.	15,706	186
Baytex Energy Corp.	27,540	64
BKV Corp.*	8,594	199
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Oil, Gas & Consumable Fuels – 3.4%continued
California Resources Corp.	9,737	$518
Calumet, Inc.* †	8,784	160
Centrus Energy Corp., Class A* †	586	182
Civitas Resources, Inc.	9,356	304
Clean Energy Fuels Corp.*	9,818	25
CMB Tech N.V.*	14,564	137
CNX Resources Corp.*	18,224	585
Comstock Resources, Inc.*	11,666	231
Core Natural Resources, Inc.	6,754	564
Crescent Energy Co., Class A	2,403	21
CVR Energy, Inc.*	13,475	492
Delek U.S. Holdings, Inc.	8,174	264
DHT Holdings, Inc.	20,252	242
Dorian LPG Ltd.	554	17
Evolution Petroleum Corp.	12,426	60
FLEX LNG Ltd.* †	7,162	180
FutureFuel Corp.	5,144	20
Golar LNG Ltd.	16,164	653
Green Plains, Inc.*	11,268	99
Gulfport Energy Corp.*	2,440	442
HighPeak Energy, Inc.†	12,794	90
International Seaways, Inc.	6,817	314
Kinetik Holdings, Inc.†	7,949	340
Magnolia Oil & Gas Corp., Class A	21,115	504
Murphy Oil Corp.	18,675	531
NACCO Industries, Inc., Class A	2,741	116
Navigator Holdings Ltd.	8,930	138
Nordic American Tankers Ltd.	8,638	27
Northern Oil & Gas, Inc.†	9,945	247
Par Pacific Holdings, Inc.*	3,381	120
PBF Energy, Inc., Class A	15,891	479
Peabody Energy Corp.	14,921	396
PrimeEnergy Resources Corp.* †	1,067	178
REX American Resources Corp.*	16,564	507
SandRidge Energy, Inc.	3,229	36
Scorpio Tankers, Inc.	8,566	480
SFL Corp. Ltd.	14,009	106
SM Energy Co.	15,374	384
Talos Energy, Inc.*	18,141	174
Teekay Corp. Ltd.	10,362	85
Teekay Tankers Ltd., Class A	4,590	232
Uranium Energy Corp.*	48,255	644
VAALCO Energy, Inc.	12,049	48
Viper Energy, Inc., Class A	5,159	197
See Notes to the Financial Statements.
EQUITY FUNDS 142 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Oil, Gas & Consumable Fuels – 3.4%continued
W&T Offshore, Inc.†	28,403	$52
World Kinect Corp.	8,431	219
		12,289
Paper & Forest Products – 0.1%
Clearwater Paper Corp.*	2,471	51
Magnera Corp.(1) * †	32	—
Sylvamo Corp.	4,540	201
		252
Passenger Airlines – 0.2%
SkyWest, Inc.*	7,989	804
Personal Care Products – 0.3%
Edgewell Personal Care Co.	7,398	151
Interparfums, Inc.	2,594	255
Mannatech, Inc.*	3,194	31
Medifast, Inc.* †	2,652	36
Natural Alternatives International, Inc.*	1,147	3
Nature's Sunshine Products, Inc.*	2,537	40
Nu Skin Enterprises, Inc., Class A	9,201	112
Oddity Tech Ltd., Class A*	6,636	414
USANA Health Sciences, Inc.*	1,556	43
		1,085
Pharmaceuticals – 2.3%
Alto Neuroscience, Inc.* †	7,249	29
Amneal Pharmaceuticals, Inc.*	27,245	273
Amphastar Pharmaceuticals, Inc.*	7,571	202
Amylyx Pharmaceuticals, Inc.*	19,667	267
ANI Pharmaceuticals, Inc.*	2,514	230
Assertio Holdings, Inc.* †	2,602	2
Atea Pharmaceuticals, Inc.*	7,065	20
Avadel Pharmaceuticals PLC*	10,884	166
Axsome Therapeutics, Inc.*	3,186	387
Biote Corp., Class A*	12,314	37
Cassava Sciences, Inc.*	7,816	23
Collegium Pharmaceutical, Inc.*	11,059	387
Contineum Therapeutics, Inc., Class A*	4,191	49
Enliven Therapeutics, Inc.*	6,233	128
Esperion Therapeutics, Inc.*	92,789	246
Eton Pharmaceuticals, Inc.* †	7,256	158
Evolus, Inc.*	7,600	47
EyePoint Pharmaceuticals, Inc.*	9,258	132
Fulcrum Therapeutics, Inc.*	16,141	148
GH Research PLC* †	6,724	96
Harmony Biosciences Holdings, Inc.*	2,497	69
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Pharmaceuticals – 2.3%continued
Harrow, Inc.*	11,285	$544
Indivior PLC*	12,602	304
Innoviva, Inc.*	18,275	334
LENZ Therapeutics, Inc.* †	5,270	245
Ligand Pharmaceuticals, Inc.*	3,243	574
Liquidia Corp.*	6,462	147
Maze Therapeutics, Inc.*	8,975	233
MediWound Ltd.* †	5,502	99
Ocular Therapeutix, Inc.*	395	5
Oculis Holding A.G.*	7,234	128
Omeros Corp.* †	11,009	45
Organon & Co.	26,351	281
Otonomy, Inc.(2) *	400	—
Pacira BioSciences, Inc.*	7,687	198
Phathom Pharmaceuticals, Inc.* †	6,813	80
Phibro Animal Health Corp., Class A	5,804	235
Pliant Therapeutics, Inc.* †	8,053	12
Prestige Consumer Healthcare, Inc.*	8,270	516
Rafael Holdings, Inc., Class B*	10,894	15
Rani Therapeutics Holdings, Inc., Class A*	21,309	11
SIGA Technologies, Inc.	4,718	43
Supernus Pharmaceuticals, Inc.*	7,445	356
Tarsus Pharmaceuticals, Inc.*	2,969	176
Terns Pharmaceuticals, Inc.*	10,914	82
Theravance Biopharma, Inc.*	6,602	96
Third Harmonic Bio, Inc.(2) * †	6,789	—
Tilray Brands, Inc.* †	83,622	145
Verrica Pharmaceuticals, Inc.* †	1,678	7
WaVe Life Sciences Ltd.*	5,075	37
Xeris Biopharma Holdings, Inc.*	21,958	179
		8,223
Professional Services – 2.2%
Acuren Corp.*	8,662	115
Alight, Inc., Class A	40,919	133
Asure Software, Inc.*	900	7
Barrett Business Services, Inc.	12,377	549
CBIZ, Inc.*	15,521	822
Concentrix Corp.	6,493	300
Conduent, Inc.*	19,720	55
CRA International, Inc.	2,611	544
CSG Systems International, Inc.	4,994	322
DLH Holdings Corp.*	980	6
Exponent, Inc.	8,062	560
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  143 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Professional Services – 2.2%continued
First Advantage Corp.*	17,569	$270
Forrester Research, Inc.*	4,311	46
Franklin Covey Co.*	3,285	64
Heidrick & Struggles International, Inc.	4,387	218
Huron Consulting Group, Inc.*	2,652	389
ICF International, Inc.	2,647	246
Insperity, Inc.	5,492	270
Kelly Services, Inc., Class A	3,280	43
Korn Ferry	7,672	537
ManpowerGroup, Inc.	5,880	223
Maximus, Inc.	6,917	632
Resources Connection, Inc.	5,155	26
TriNet Group, Inc.	5,677	380
TrueBlue, Inc.*	5,185	32
TTEC Holdings, Inc.* †	3,066	10
Upwork, Inc.*	13,367	248
Verra Mobility Corp.*	17,325	428
Where Food Comes From, Inc.* †	275	4
Willdan Group, Inc.*	2,046	198
WNS Holdings Ltd.*	5,835	445
		8,122
Real Estate Management & Development – 0.6%
Altisource Asset Management Corp.*	1	—
Altisource Portfolio Solutions S.A.*	4,309	50
American Realty Investors, Inc.*	1,204	20
AMREP Corp.*	1,164	28
Anywhere Real Estate, Inc.*	12,276	130
Compass, Inc., Class A*	45,770	367
Cushman & Wakefield PLC*	14,146	225
Douglas Elliman, Inc.*	4,785	14
eXp World Holdings, Inc.†	7,392	79
Forestar Group, Inc.*	7,151	190
FRP Holdings, Inc.*	1,465	36
JW Mays, Inc.*	359	14
Kennedy-Wilson Holdings, Inc.	15,906	132
Marcus & Millichap, Inc.	4,010	118
Newmark Group, Inc., Class A	16,170	302
RE/MAX Holdings, Inc., Class A*	4,245	40
RMR Group (The), Inc., Class A	81	1
St. Joe (The) Co.	4,401	218
Star Holdings*	2,122	17
Stratus Properties, Inc.* †	1,019	22
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Real Estate Management & Development – 0.6%continued
Tejon Ranch Co.*	5,438	$87
Transcontinental Realty Investors, Inc.*	305	14
		2,104
Residential Real Estate Investment Trusts – 0.3%
Bluerock Homes Trust, Inc.	1,250	15
BRT Apartments Corp.	2,145	33
Centerspace	1,135	67
Elme Communities	10,323	174
Independence Realty Trust, Inc.	27,174	445
NexPoint Residential Trust, Inc.	2,602	84
UMH Properties, Inc.	5,645	84
Veris Residential, Inc.	11,884	181
		1,083
Retail Real Estate Investment Trusts – 1.0%
Acadia Realty Trust	11,847	239
Alexander's, Inc.	442	104
CBL & Associates Properties, Inc.	2,673	82
Curbline Properties Corp.	7,920	177
Getty Realty Corp.	5,124	137
InvenTrust Properties Corp.	8,693	249
Kite Realty Group Trust	28,240	630
Macerich (The) Co.	18,608	339
NETSTREIT Corp.†	8,212	148
Phillips Edison & Co., Inc.	14,720	505
Saul Centers, Inc.	1,357	43
SITE Centers Corp.	3,957	36
Tanger, Inc.	10,503	355
Urban Edge Properties	14,879	304
Whitestone REIT	10,936	134
		3,482
Semiconductors & Semiconductor Equipment – 3.0%
ACM Research, Inc., Class A*	7,423	290
Aeluma, Inc.* †	7,447	120
Alpha & Omega Semiconductor Ltd.*	3,684	103
Ambarella, Inc.*	4,496	371
Amtech Systems, Inc.*	597	6
Atomera, Inc.* †	19,858	88
Axcelis Technologies, Inc.*	7,703	752
Blaize Holdings, Inc.* †	36,650	126
CEVA, Inc.*	2,933	77
Cohu, Inc.*	3,354	68
Credo Technology Group Holding Ltd.*	18,788	2,736
Diodes, Inc.*	6,099	325
See Notes to the Financial Statements.
EQUITY FUNDS 144 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Semiconductors & Semiconductor Equipment – 3.0%continued
FormFactor, Inc.*	9,622	$350
Ichor Holdings Ltd.*	2,826	50
Impinj, Inc.*	3,320	600
inTEST Corp.*	3,331	26
Kopin Corp.*	280	1
Kulicke & Soffa Industries, Inc.	8,493	345
Magnachip Semiconductor Corp.*	2,830	9
Maxeon Solar Technologies Ltd.* †	20,271	68
Meta Materials, Inc.*	—	—
NVE Corp.	1,392	91
PDF Solutions, Inc.*	10,150	262
Penguin Solutions, Inc.*	10,240	269
Photronics, Inc.*	4,856	111
Power Integrations, Inc.	6,906	278
Rambus, Inc.*	13,507	1,407
Semtech Corp.*	7,606	543
SiTime Corp.*	2,179	657
Synaptics, Inc.*	4,845	331
Ultra Clean Holdings, Inc.*	8,572	234
Veeco Instruments, Inc.*	9,383	286
		10,980
Software – 5.6%
A10 Networks, Inc.	7,256	132
ACI Worldwide, Inc.*	15,260	805
Adeia, Inc.	12,862	216
Agilysys, Inc.*	3,953	416
Airship AI Holdings, Inc.* †	30,314	157
Alarm.com Holdings, Inc.*	4,735	251
Alkami Technology, Inc.*	10,996	273
Amplitude, Inc., Class A*	13,367	143
Appian Corp., Class A*	7,447	228
Asana, Inc., Class A*	23,867	319
AvePoint, Inc.*	20,217	303
Beamr Imaging Ltd.* †	31,307	96
Blackbaud, Inc.*	6,633	427
BlackLine, Inc.*	6,491	345
Box, Inc., Class A*	18,441	595
Braze, Inc., Class A*	12,137	345
Cerence, Inc.*	118	2
Clear Secure, Inc., Class A	9,356	312
Clearwater Analytics Holdings, Inc., Class A*	26,276	474
Cognyte Software Ltd.*	11,266	95
Commvault Systems, Inc.*	5,071	957
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Software – 5.6%continued
Consensus Cloud Solutions, Inc.*	2,032	$60
CoreCard Corp.*	3,438	93
Daily Journal Corp.*	222	103
Digimarc Corp.* †	4,142	40
Digital Turbine, Inc.*	9,958	64
Domo, Inc., Class B*	4,287	68
eGain Corp.*	4,149	36
EverCommerce, Inc.* †	18,522	206
Five9, Inc.*	8,819	213
Freshworks, Inc., Class A*	19,481	229
I3 Verticals, Inc., Class A*	2,688	87
Intapp, Inc.*	8,335	341
InterDigital, Inc.†	5,256	1,814
Jamf Holding Corp.*	13,367	143
Karooooo Ltd.	3,056	175
Life360, Inc.* †	7,829	832
LiveRamp Holdings, Inc.*	7,300	198
Magic Software Enterprises Ltd.	5,920	121
Meridianlink, Inc.*	7,829	156
N-able, Inc.*	19,094	149
nCino, Inc.*	11,839	321
NCR Voyix Corp.*	14,215	178
Next Technology Holding, Inc.*	222	6
Nukkleus, Inc.* †	9,356	66
ON24, Inc.*	12,412	71
OneSpan, Inc.	8,311	132
PagerDuty, Inc.*	10,415	172
PAR Technology Corp.* †	3,325	132
Progress Software Corp.*	5,768	253
Q2 Holdings, Inc.*	6,386	462
Qualys, Inc.*	4,401	582
Radware Ltd.*	4,392	116
Rapid7, Inc.*	6,182	116
Red Violet, Inc.	2,661	139
Rekor Systems, Inc.*	88,993	140
ReposiTrak, Inc.(1)	33	1
Rezolve AI PLC* †	70,734	352
Rimini Street, Inc.*	31,880	149
RingCentral, Inc., Class A*	10,224	290
Sapiens International Corp. N.V.	6,725	289
SEMrush Holdings, Inc., Class A*	15,085	107
SoundThinking, Inc.*	3,320	40
Sprinklr, Inc., Class A*	26,158	202
Sprout Social, Inc., Class A*	6,813	88
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  145 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Software – 5.6%continued
SPS Commerce, Inc.*	5,858	$610
Synchronoss Technologies, Inc.(1) *	1	—
Tenable Holdings, Inc.*	12,286	358
Teradata Corp.*	11,756	253
Upland Software, Inc.(1) *	51	—
Varonis Systems, Inc.*	11,405	655
Verint Systems, Inc.*	8,379	170
Vertex, Inc., Class A*	18,346	455
Viant Technology, Inc., Class A*	8,159	70
Weave Communications, Inc.*	8,513	57
WM Technology, Inc.*	97,370	113
Workiva, Inc.*	4,569	393
Xperi, Inc.*	5,144	33
Yext, Inc.*	12,412	106
Zeta Global Holdings Corp., Class A*	26,363	524
		20,220
Specialized Real Estate Investment Trusts – 0.4%
Four Corners Property Trust, Inc.	10,323	252
Gladstone Land Corp.†	10,391	95
National Storage Affiliates Trust	7,423	224
Outfront Media, Inc.	19,203	352
PotlatchDeltic Corp.	10,843	442
Safehold, Inc.	2,865	44
Smartstop Self Storage REIT, Inc.†	3,438	130
		1,539
Specialty Retail – 2.5%
1-800-Flowers.com, Inc., Class A* †	5,759	27
Abercrombie & Fitch Co., Class A*	7,672	656
Academy Sports & Outdoors, Inc.	8,798	440
American Eagle Outfitters, Inc.	21,623	370
America's Car-Mart, Inc.*	1,397	41
Arhaus, Inc.*	13,799	147
Asbury Automotive Group, Inc.*	2,317	566
Barnes & Noble Education, Inc.*	238	2
Bed Bath & Beyond, Inc.*	4,385	43
Boot Barn Holdings, Inc.*	3,583	594
Buckle (The), Inc.	3,987	234
Build-A-Bear Workshop, Inc.	3,645	238
Caleres, Inc.	6,451	84
Camping World Holdings, Inc., Class A	5,056	80
Cato (The) Corp., Class A*	4,214	18
Children's Place (The), Inc.* †	3,547	22
Citi Trends, Inc.*	4,230	131
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Specialty Retail – 2.5%continued
Designer Brands, Inc., Class A†	8,009	$28
Genesco, Inc.*	3,227	94
Group 1 Automotive, Inc.	2,619	1,146
GrowGeneration Corp.*	6,680	13
Guess?, Inc.†	6,159	103
Haverty Furniture Cos., Inc.	3,051	67
Monro, Inc.	4,694	84
National Vision Holdings, Inc.*	8,610	251
ODP (The) Corp.*	5,249	146
PetMed Express, Inc.*	3,594	9
Revolve Group, Inc.*	8,612	183
RideNow Group, Inc.* †	32,072	141
Sally Beauty Holdings, Inc.*	19,176	312
Shoe Carnival, Inc.	7,529	157
Signet Jewelers Ltd.	6,215	596
Sleep Number Corp.* †	2,833	20
Sonic Automotive, Inc., Class A	6,649	506
ThredUp, Inc., Class A*	11,456	108
Upbound Group, Inc.	6,228	147
Urban Outfitters, Inc.*	8,144	582
Victoria's Secret & Co.*	8,906	242
Winmark Corp.	720	358
Zumiez, Inc.*	4,807	94
		9,080
Technology Hardware, Storage & Peripherals – 0.2%
AstroNova, Inc.* †	11,351	116
CompoSecure, Inc., Class A*	10,311	215
CPI Card Group, Inc.*	4,392	66
Diebold Nixdorf, Inc.*	3,819	218
Immersion Corp.	6,309	46
TransAct Technologies, Inc.*	3,243	18
		679
Textiles, Apparel & Luxury Goods – 0.5%
Carter's, Inc.	4,294	121
Culp, Inc.*	3,104	14
Fossil Group, Inc.*	5,265	14
G-III Apparel Group Ltd.*	5,097	136
Kontoor Brands, Inc.	5,428	433
Movado Group, Inc.	2,693	51
Oxford Industries, Inc.	3,312	134
Rocky Brands, Inc.	2,993	89
Steven Madden Ltd.	11,086	371
Superior Group of Cos., Inc.	2,993	32
See Notes to the Financial Statements.
EQUITY FUNDS 146 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Textiles, Apparel & Luxury Goods – 0.5%continued
Under Armour, Inc., Class A* †	42,919	$214
Unifi, Inc.*	588	3
Vera Bradley, Inc.* †	2,958	6
Wolverine World Wide, Inc.	8,212	225
		1,843
Tobacco – 0.1%
Turning Point Brands, Inc.	194	19
Universal Corp.	3,855	216
		235
Total Broadband and Communications – 0.0%
Machten, Inc.*	862	6
Trading Companies & Distributors – 1.3%
BlueLinx Holdings, Inc.*	2,374	174
Boise Cascade Co.	5,826	451
Distribution Solutions Group, Inc.*	5,650	170
DNOW, Inc.*	12,133	185
DXP Enterprises, Inc.*	1,272	151
EVI Industries, Inc.	1,882	60
GATX Corp.	4,656	814
Global Industrial Co.	5,530	203
Herc Holdings, Inc.	3,786	442
McGrath RentCorp	4,163	488
MRC Global, Inc.*	11,752	169
NPK International, Inc.*	10,180	115
Rush Enterprises, Inc., Class A	16,596	887
Titan Machinery, Inc.*	1,428	24
Transcat, Inc.*	2,797	205
Willis Lease Finance Corp.	1,695	232
		4,770
Transportation Infrastructure – 0.1%
Corp. America Airports S.A.* †	15,962	289
Water Utilities – 0.5%
American States Water Co.	5,799	425
Artesian Resources Corp., Class A	2,911	95
Cadiz, Inc.*	10,353	49
California Water Service Group	7,289	334
Consolidated Water Co. Ltd.	6,928	244
H2O America	3,918	191
Middlesex Water Co.	4,354	236
York Water (The) Co.	3,056	93
		1,667
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.3%continued
Wireless Telecommunication Services – 0.2%
Gogo, Inc.*	5,073	$44
Spok Holdings, Inc.	9,783	169
Telephone and Data Systems, Inc.	12,548	492
		705
Total Common Stocks
(Cost $221,843)		356,628

MASTER LIMITED PARTNERSHIPS – 0.0%
Marine Transportation – 0.0%
Navios Maritime Partners L.P.	161	7
Total Master Limited Partnerships
(Cost $5)		7

PREFERRED STOCKS – 0.0%
Industrial Conglomerates – 0.0%
Steel Partners Holdings L.P., 6.00%	2,675	66
Total Preferred Stocks
(Cost $67)		66

RIGHTS – 0.0%
Biotechnology – 0.0%
Adamas Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	7,545	—
Albireo Pharma, Inc. (Contingent Value Rights)(2) (4) *	7,485	—
Concert Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	20,570	—
Flexion Therapeutics, Inc. (Contingent Value Rights)(2) (4) *	9,753	3
Inhibrx, Inc. (Contingent Value Rights)(2) *	7,862	—
Sage Therapeutics, Inc.(2) *	8,772	—
Tobira Therapeutics, Inc. (Contingent Value Rights)(2) (4) *	16,926	—
		3
Financial Services – 0.0%
Gurnet Point Capital LLC (Contingent Value Rights)(2) (4) *	13,493	—
Health Care Equipment & Supplies – 0.0%
American Medical Alert Corp.(2) (4) *	13,109	—
Paper & Forest Products – 0.0%
Resolute Forest Products, Inc. (Contingent Value Rights)(2) (4) *	11,874	—
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  147 EQUITY FUNDS

Schedule of Investments

SMALL CAP CORE FUND continued
	NUMBER OF SHARES	VALUE (000S)
RIGHTS - 0.0%continued
Pharmaceuticals – 0.0%
Harmony Biosciences Holdings, Inc. (Contingent Value Rights)(2) *	16,116	$—
Opiant Pharmaceuticals, Inc. (Contingent Value Rights)(2) (4) *	9,938	—
Sun Pharmaceutical Industries Ltd. (Contingent Value Rights)(2) *	44,767	—
		—
Total Rights
(Cost $131)		3

OTHER – 0.0%
Escrow Equity Commonwealth (2) *	15,338	—
Total Other
(Cost $93)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67(1) *	743	$1
Pulse Biosciences, Inc., Exp. 6/27/29, Strike $0.00*	1,625	5
Total Warrants
(Cost $—)		6

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 6.6%
Ellington Credit Co.†	3,256	$18
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.18%(5) (6) (7)	18,411,506	18,411
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(5) (6)	5,379,513	5,380
Total Investment Companies
(Cost $23,810)		23,809

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.14%, 11/28/25(8) (9)	$460	$457
Total Short-Term Investments
(Cost $457)		457

Total Investments – 105.0%
(Cost $246,406)		380,976
Liabilities less Other Assets – (5.0%)		(18,090)
NET ASSETS – 100.0%		$362,886

(1)	Value rounds to less than one thousand.
(2)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)	Investment in affiliate.
(4)
Restricted security. At September 30, 2025, the value of these restricted securities amounted to approximately $3,000 or 0.0% of net assets.
Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Adamas Pharmaceuticals, Inc. (Contingent Value Rights)	11/26/21	$—
Albireo Pharma, Inc. (Contingent Value Rights)	3/3/23	—
American Medical Alert Corp.	1/3/12	—
Concert Pharmaceuticals, Inc. (Contingent Value Rights)	3/7/23	—
Flexion Therapeutics, Inc. (Contingent Value Rights)	11/22/21	—
Gurnet Point Capital LLC (Contingent Value Rights)	9/22/23	—
Next Bridge Hydrocarbons, Inc.	12/13/22	8
Opiant Pharmaceuticals, Inc. (Contingent Value Rights)	3/3/23	—
Resolute Forest Products, Inc. (Contingent Value Rights)	3/1/23	—
Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/16	131

(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of September 30, 2025 is disclosed.
(7)	Investment of securities lending cash collateral in connection with securities lending.
(8)	Discount rate at the time of purchase.
(9)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
See Notes to the Financial Statements.
EQUITY FUNDS 148 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR - American Depositary Receipt
Percentages shown are based on Net Assets.
At September 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini Russell 2000 Index	49	$6,016	Long	12/25	$79

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Banks	$35,784	$38	$2	$35,824
Biotechnology	22,319	—	10	22,329
All Other Industries(1)	298,475	—	—	298,475
Total Common Stocks	356,578	38	12	356,628
Master Limited Partnerships	7	—	—	7
Preferred Stocks	66	—	—	66
Rights(1)	—	—	3	3
Warrants	1	5	—	6
Investment Companies	23,809	—	—	23,809
Short-Term Investments	—	457	—	457
Total Investments	$380,461	$500	$15	$380,976
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$79	$—	$—	$79

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  149 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.1%
Aerospace & Defense – 1.9%
AAR Corp.*	16,887	$1,514
AeroVironment, Inc.*	15,100	4,755
AerSale Corp.*	15,663	128
AIRO Group Holdings, Inc.*	3,606	69
Archer Aviation, Inc., Class A* †	260,385	2,495
Astronics Corp.*	14,305	653
Byrna Technologies, Inc.* †	8,551	190
Cadre Holdings, Inc.	13,450	491
Ducommun, Inc.*	6,507	626
Eve Holding, Inc.* †	25,500	97
Intuitive Machines, Inc.*	51,646	543
Kratos Defense & Security Solutions, Inc.*	78,885	7,208
Mercury Systems, Inc.*	24,616	1,905
Moog, Inc., Class A	13,291	2,760
National Presto Industries, Inc.	2,436	273
Park Aerospace Corp.	8,770	178
Redwire Corp.* †	23,655	213
Satellogic, Inc., Class A* †	32,329	106
V2X, Inc.*	9,178	533
Voyager Technologies, Inc., Class A* †	6,560	195
VSE Corp.	9,608	1,597
		26,529
Air Freight & Logistics – 0.1%
Arrive AI, Inc.* †	4,114	15
Forward Air Corp.*	10,002	257
Hub Group, Inc., Class A	28,252	973
Radiant Logistics, Inc.*	16,484	97
		1,342
Automobile Components – 1.3%
Adient PLC*	39,763	958
American Axle & Manufacturing Holdings, Inc.*	54,239	326
Cooper-Standard Holdings, Inc.*	7,836	289
Dana, Inc.	62,626	1,255
Dorman Products, Inc.* †	13,058	2,036
Fox Factory Holding Corp.*	19,797	481
Garrett Motion, Inc.	63,649	867
Gentherm, Inc.*	14,311	487
Goodyear Tire & Rubber (The) Co.*	123,494	924
Holley, Inc.*	28,461	89
LCI Industries	11,649	1,085
Luminar Technologies, Inc.* †	23,539	45
Modine Manufacturing Co.*	24,794	3,525
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Automobile Components – 1.3%continued
Motorcar Parts of America, Inc.*	6,569	$109
Patrick Industries, Inc.	15,378	1,591
Phinia, Inc.	18,220	1,047
Solid Power, Inc.* †	71,755	249
Standard Motor Products, Inc.†	10,051	410
Strattec Security Corp.* †	1,874	128
Visteon Corp.	12,994	1,557
XPEL, Inc.*	11,259	372
		17,830
Automobiles – 0.0%
Faraday Future Intelligent Electric, Inc.* †	46,478	60
Livewire Group, Inc.* †	18,271	87
Winnebago Industries, Inc.	12,733	426
		573
Banks – 9.8%
1st Source Corp.	8,779	540
ACNB Corp.†	4,887	215
Amalgamated Financial Corp.	10,976	298
Amerant Bancorp, Inc.	17,387	335
Ameris Bancorp	31,352	2,298
Ames National Corp.	4,453	90
Arrow Financial Corp.	7,824	221
Associated Banc-Corp	78,990	2,031
Atlantic Union Bankshares Corp.	67,504	2,382
Axos Financial, Inc.*	25,746	2,179
Banc of California, Inc.	60,996	1,010
BancFirst Corp.	9,911	1,253
Bancorp (The), Inc.*	21,583	1,616
Bank First Corp.	4,307	523
Bank of Hawaii Corp.	18,706	1,228
Bank of Marin Bancorp	7,064	172
Bank of NT Butterfield & Son (The) Ltd.	19,756	848
Bank7 Corp.	1,955	90
BankFinancial Corp.	5,593	67
BankUnited, Inc.	35,729	1,363
Bankwell Financial Group, Inc.	3,267	145
Banner Corp.	16,170	1,059
Bar Harbor Bankshares	7,107	217
BayCom Corp.	4,938	142
BCB Bancorp, Inc.	7,347	64
Beacon Financial Corp.	39,133	928
Blue Foundry Bancorp*	8,831	80
Blue Ridge Bankshares, Inc.*	32,177	136
See Notes to the Financial Statements.
EQUITY FUNDS 150 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Banks – 9.8%continued
Bridgewater Bancshares, Inc.*	9,787	$172
Burke & Herbert Financial Services Corp.	6,405	395
Business First Bancshares, Inc.	13,393	316
BV Financial, Inc.*	4,006	65
Byline Bancorp, Inc.	14,640	406
C&F Financial Corp.	1,509	101
Cadence Bank	88,235	3,312
California BanCorp*	10,572	176
Camden National Corp.	7,952	307
Capital Bancorp, Inc.	5,548	177
Capital City Bank Group, Inc.	6,416	268
Capitol Federal Financial, Inc.	57,846	367
Carter Bankshares, Inc.*	10,606	206
Cathay General Bancorp	31,956	1,534
CB Financial Services, Inc.†	2,152	72
Central Pacific Financial Corp.	12,555	381
CF Bankshares, Inc.	2,078	50
Chain Bridge Bancorp, Inc., Class A* †	1,128	37
Chemung Financial Corp.	2,055	108
ChoiceOne Financial Services, Inc.†	6,702	194
Citizens & Northern Corp.†	7,063	140
Citizens Community Bancorp, Inc.	4,870	78
Citizens Financial Services, Inc.	2,202	133
City Holding Co.†	6,685	828
Civista Bancshares, Inc.	9,082	184
CNB Financial Corp.	13,144	318
Coastal Financial Corp.*	6,105	660
CoastalSouth Bancshares, Inc.* †	2,215	48
Colony Bankcorp, Inc.†	8,210	140
Columbia Financial, Inc.*	12,596	189
Community Financial System, Inc.	25,054	1,469
Community Trust Bancorp, Inc.	7,620	426
Community West Bancshares	7,971	166
ConnectOne Bancorp, Inc.	22,435	557
Customers Bancorp, Inc.*	13,997	915
CVB Financial Corp.	62,342	1,179
Dime Community Bancshares, Inc.	18,780	560
Eagle Bancorp Montana, Inc.	3,838	66
Eagle Bancorp, Inc.†	13,188	267
Eagle Financial Services, Inc.†	2,139	81
Eastern Bankshares, Inc.	92,777	1,684
ECB Bancorp, Inc.* †	3,966	63
Enterprise Financial Services Corp.	17,449	1,012
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Banks – 9.8%continued
Equity Bancshares, Inc., Class A	6,656	$271
Esquire Financial Holdings, Inc.	3,411	348
Farmers & Merchants Bancorp, Inc.	5,896	147
Farmers National Banc Corp.	17,058	246
FB Bancorp, Inc.* †	8,809	106
FB Financial Corp.	19,662	1,096
Fidelity D&D Bancorp, Inc.	2,228	98
Financial Institutions, Inc.	9,235	251
Finward Bancorp†	1,583	51
Finwise Bancorp* †	4,204	82
First Bancorp	19,062	1,008
First BanCorp	76,609	1,689
First Bancorp (The), Inc.	5,227	137
First Bank	10,147	165
First Busey Corp.	40,530	938
First Business Financial Services, Inc.†	3,790	194
First Capital, Inc.†	1,505	69
First Commonwealth Financial Corp.	49,176	838
First Community Bankshares, Inc.	7,266	253
First Community Corp.	3,456	98
First Financial Bancorp	44,918	1,134
First Financial Bankshares, Inc.	63,483	2,136
First Financial Corp.	5,305	299
First Financial Northwest, Inc.(1) *	3,248	4
First Foundation, Inc.*	29,601	165
First Internet Bancorp	3,632	82
First Interstate BancSystem, Inc., Class A	42,487	1,354
First Merchants Corp.	27,603	1,041
First Mid Bancshares, Inc.	10,171	385
First National Corp.†	3,641	83
First Savings Financial Group, Inc.	2,824	89
First United Corp.	2,786	102
First Western Financial, Inc.*	3,884	89
Firstsun Capital Bancorp* †	5,979	232
Five Star Bancorp†	7,419	239
Flagstar Financial, Inc.	143,650	1,659
Flushing Financial Corp.	14,727	203
Franklin Financial Services Corp.†	1,940	89
FS Bancorp, Inc.	3,178	127
Fulton Financial Corp.	86,607	1,614
FVCBankcorp, Inc.	7,651	99
GBank Financial Holdings, Inc.* †	4,152	163
German American Bancorp, Inc.	17,019	668
Glacier Bancorp, Inc.	56,476	2,749
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  151 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Banks – 9.8%continued
Great Southern Bancorp, Inc.	3,996	$245
Greene County Bancorp, Inc.	3,321	75
Guaranty Bancshares, Inc.	4,137	202
Hancock Whitney Corp.	40,873	2,559
Hanmi Financial Corp.	14,272	352
Hanover Bancorp, Inc.	2,190	49
HarborOne Bancorp, Inc.	17,871	243
Hawthorn Bancshares, Inc.†	2,686	83
HBT Financial, Inc.	5,545	140
Heritage Commerce Corp.	28,056	279
Heritage Financial Corp.	15,861	384
Hilltop Holdings, Inc.	21,080	705
Hingham Institution For Savings (The)†	791	209
Home Bancorp, Inc.	3,179	173
Home BancShares, Inc.	89,016	2,519
HomeTrust Bancshares, Inc.	7,401	303
Hope Bancorp, Inc.	58,310	628
Horizon Bancorp, Inc.	20,368	326
Independent Bank Corp.	23,065	1,595
Independent Bank Corp.	9,353	290
International Bancshares Corp.	25,781	1,772
Investar Holding Corp.	4,359	101
John Marshall Bancorp, Inc.	6,181	123
Kearny Financial Corp.	26,588	175
Lakeland Financial Corp.	11,906	764
Landmark Bancorp, Inc.	2,083	56
LCNB Corp.	6,359	95
LINKBANCORP, Inc.	10,923	78
Live Oak Bancshares, Inc.	16,654	587
MainStreet Bancshares, Inc.	3,591	75
Mechanics Bancorp, Class A*	8,627	115
Mercantile Bank Corp.	7,354	331
Meridian Corp.	4,605	73
Metrocity Bankshares, Inc.	9,109	252
Metropolitan Bank Holding Corp.	4,299	322
Mid Penn Bancorp, Inc.	9,200	264
Middlefield Banc Corp.	3,431	103
Midland States Bancorp, Inc.	9,602	165
MidWestOne Financial Group, Inc.	7,648	216
MVB Financial Corp.	5,400	135
National Bank Holdings Corp., Class A	17,788	687
National Bankshares, Inc.	2,917	86
NB Bancorp, Inc.†	16,335	288
NBT Bancorp, Inc.	24,294	1,015
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Banks – 9.8%continued
Nicolet Bankshares, Inc.	6,398	$861
Northeast Bank	3,726	373
Northeast Community Bancorp, Inc.	6,035	124
Northfield Bancorp, Inc.	17,191	203
Northpointe Bancshares, Inc.	5,013	86
Northrim BanCorp, Inc.	10,332	224
Northwest Bancshares, Inc.	68,628	850
Norwood Financial Corp.†	4,025	102
Oak Valley Bancorp	3,410	96
OceanFirst Financial Corp.	26,991	474
OFG Bancorp	21,037	915
Ohio Valley Banc Corp.	1,755	65
Old National Bancorp	165,928	3,642
Old Second Bancorp, Inc.	23,537	407
OP Bancorp	5,940	83
Orange County Bancorp, Inc.	5,647	142
Origin Bancorp, Inc.	14,007	484
Orrstown Financial Services, Inc.	8,837	300
Park National Corp.	7,016	1,140
Parke Bancorp, Inc.	4,894	105
Pathward Financial, Inc.	11,235	832
Patriot National Bancorp, Inc.*	28,397	37
PCB Bancorp	5,355	112
Peapack-Gladstone Financial Corp.	7,507	207
Peoples Bancorp of North Carolina, Inc.	1,816	56
Peoples Bancorp, Inc.	16,419	492
Peoples Financial Services Corp.	4,333	211
Pioneer Bancorp, Inc.*	5,388	70
Plumas Bancorp	3,009	130
Ponce Financial Group, Inc.*	9,140	134
Preferred Bank	5,577	504
Primis Financial Corp.	10,201	107
Princeton Bancorp, Inc.	2,502	80
Provident Bancorp, Inc.*	7,289	91
Provident Financial Services, Inc.	61,056	1,177
QCR Holdings, Inc.	7,826	592
RBB Bancorp	7,837	147
Red River Bancshares, Inc.	2,281	148
Renasant Corp.	44,746	1,651
Republic Bancorp, Inc., Class A	3,885	281
Rhinebeck Bancorp, Inc.*	2,007	23
Richmond Mutual BanCorp, Inc.†	4,639	66
Riverview Bancorp, Inc.	9,772	53
See Notes to the Financial Statements.
EQUITY FUNDS 152 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Banks – 9.8%continued
S&T Bancorp, Inc.	18,027	$678
SB Financial Group, Inc.	3,093	60
Seacoast Banking Corp. of Florida	40,078	1,220
ServisFirst Bancshares, Inc.	24,399	1,965
Shore Bancshares, Inc.	14,447	237
Sierra Bancorp	5,952	172
Simmons First National Corp., Class A	66,885	1,282
SmartFinancial, Inc.	6,741	241
Sound Financial Bancorp, Inc.	1,026	47
South Plains Financial, Inc.†	6,169	238
Southern First Bancshares, Inc.*	3,568	157
Southern Missouri Bancorp, Inc.	4,526	238
Southside Bancshares, Inc.	13,491	381
SR Bancorp, Inc.†	3,571	54
Stellar Bancorp, Inc.†	22,183	673
Sterling Bancorp, Inc.(1) *	9,809	—
Stock Yards Bancorp, Inc.	12,450	871
Texas Capital Bancshares, Inc.*	21,545	1,821
Third Coast Bancshares, Inc.*	5,954	226
Timberland Bancorp, Inc.	3,452	115
Tompkins Financial Corp.	6,362	421
Towne Bank	34,753	1,201
TriCo Bancshares	14,284	634
Triumph Financial, Inc.*	10,678	534
TrustCo Bank Corp. NY	8,683	315
Trustmark Corp.	27,066	1,072
UMB Financial Corp.	34,420	4,074
Union Bankshares, Inc.†	1,754	43
United Bankshares, Inc.	66,931	2,491
United Community Banks, Inc.	57,755	1,811
United Security Bancshares	7,167	67
Unity Bancorp, Inc.	3,407	167
Univest Financial Corp.	13,460	404
USCB Financial Holdings, Inc.	5,289	92
Valley National Bancorp	229,773	2,436
Veritex Holdings, Inc.	25,106	842
Virginia National Bankshares Corp.	2,377	92
WaFd, Inc.	37,238	1,128
Washington Trust Bancorp, Inc.	8,972	259
WesBanco, Inc.	44,978	1,436
West BanCorp, Inc.	7,025	143
Westamerica BanCorp	11,658	583
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Banks – 9.8%continued
Western New England Bancorp, Inc.	8,569	$103
WSFS Financial Corp.	26,497	1,429
		133,794
Beverages – 0.1%
MGP Ingredients, Inc.	6,571	159
National Beverage Corp.*	11,272	416
Vita Coco (The) Co., Inc.*	20,830	885
Zevia PBC, Class A*	16,549	45
		1,505
Biotechnology – 7.3%
4D Molecular Therapeutics, Inc.*	19,555	170
89bio, Inc.*	58,945	867
Abeona Therapeutics, Inc.* †	20,444	108
Absci Corp.* †	63,292	192
ACADIA Pharmaceuticals, Inc.*	58,848	1,256
Actuate Therapeutics, Inc.* †	3,939	26
ADC Therapeutics S.A.*	35,565	142
ADMA Biologics, Inc.*	109,627	1,607
Agios Pharmaceuticals, Inc.*	26,694	1,072
Akebia Therapeutics, Inc.*	117,980	322
Akero Therapeutics, Inc.*	33,038	1,569
Aldeyra Therapeutics, Inc.*	25,422	133
Alector, Inc.*	34,297	102
Alkermes PLC*	76,712	2,301
Allogene Therapeutics, Inc.* †	76,293	95
Altimmune, Inc.* †	39,505	149
Amicus Therapeutics, Inc.*	131,468	1,036
AnaptysBio, Inc.* †	9,179	281
Anavex Life Sciences Corp.* †	39,436	351
Anika Therapeutics, Inc.*	5,940	56
Annexon, Inc.*	46,934	143
Apogee Therapeutics, Inc.*	15,457	614
Arbutus Biopharma Corp.*	70,062	318
ARCA biopharma, Inc.* †	12,939	249
Arcellx, Inc.*	16,173	1,328
Arcturus Therapeutics Holdings, Inc.*	12,023	222
Arcus Biosciences, Inc.*	32,406	441
Arcutis Biotherapeutics, Inc.*	50,597	954
Ardelyx, Inc.*	111,489	614
ArriVent Biopharma, Inc.* †	11,762	217
Arrowhead Pharmaceuticals, Inc.*	57,023	1,967
ARS Pharmaceuticals, Inc.* †	27,833	280
Astria Therapeutics, Inc.*	17,181	125
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  153 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Biotechnology – 7.3%continued
aTyr Pharma, Inc.* †	41,864	$30
Aura Biosciences, Inc.*	20,457	126
Aurinia Pharmaceuticals, Inc.*	55,029	608
Avidity Biosciences, Inc.* †	48,198	2,100
Avita Medical, Inc.* †	4,465	23
Beam Therapeutics, Inc.* †	45,181	1,097
Benitec Biopharma, Inc.* †	6,685	94
Bicara Therapeutics, Inc.* †	16,038	253
BioCryst Pharmaceuticals, Inc.*	98,885	751
Biohaven Ltd.*	42,640	640
Bridgebio Pharma, Inc.*	73,921	3,839
Bright Minds Biosciences, Inc.*	2,246	136
Candel Therapeutics, Inc.* †	20,786	106
Capricor Therapeutics, Inc.* †	18,077	130
Cardiff Oncology, Inc.* †	29,200	60
CareDx, Inc.*	25,713	374
Cartesian Therapeutics, Inc.* †	4,935	50
Catalyst Pharmaceuticals, Inc.*	54,757	1,079
Celcuity, Inc.* †	13,946	689
Celldex Therapeutics, Inc.*	30,873	799
CG oncology, Inc.* †	26,405	1,064
Cidara Therapeutics, Inc.*	7,207	690
Cogent Biosciences, Inc.*	61,368	881
Coherus Oncology, Inc.* †	54,305	89
Compass Therapeutics, Inc.* †	46,915	164
Corvus Pharmaceuticals, Inc.* †	27,883	206
CRISPR Therapeutics A.G.* †	39,122	2,536
Cullinan Therapeutics, Inc.*	24,675	146
Cytokinetics, Inc.*	55,221	3,035
Day One Biopharmaceuticals, Inc.*	34,083	240
Denali Therapeutics, Inc.*	62,428	906
Design Therapeutics, Inc.* †	12,241	92
DiaMedica Therapeutics, Inc.* †	14,932	103
Dianthus Therapeutics, Inc.* †	7,727	304
Disc Medicine, Inc.*	10,922	722
Dynavax Technologies Corp.*	48,535	482
Dyne Therapeutics, Inc.*	51,569	652
Editas Medicine, Inc.*	41,502	144
Eledon Pharmaceuticals, Inc.* †	26,497	69
Emergent BioSolutions, Inc.*	25,718	227
Enanta Pharmaceuticals, Inc.*	9,492	114
Entrada Therapeutics, Inc.*	14,401	84
Erasca, Inc.*	81,202	177
Fate Therapeutics, Inc.*	57,942	73
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Biotechnology – 7.3%continued
Fennec Pharmaceuticals, Inc.* †	10,972	$103
Foghorn Therapeutics, Inc.*	15,346	75
Geron Corp.* †	256,980	352
Gossamer Bio, Inc.*	87,839	231
GRAIL, Inc.* †	14,697	869
Greenwich Lifesciences, Inc.* †	3,479	35
Gyre Therapeutics, Inc.* †	4,425	33
Heron Therapeutics, Inc.* †	76,461	96
Humacyte, Inc.* †	62,463	109
Ideaya Biosciences, Inc.*	37,887	1,031
ImmunityBio, Inc.* †	108,193	266
Immunome, Inc.*	36,213	424
Immunovant, Inc.*	32,051	517
Inhibikase Therapeutics, Inc.* †	29,265	47
Inhibrx Biosciences, Inc.*	4,444	150
Inmune Bio, Inc.* †	10,614	22
Intellia Therapeutics, Inc.* †	46,870	809
Iovance Biotherapeutics, Inc.* †	123,112	267
Ironwood Pharmaceuticals, Inc.*	79,332	104
Jade Biosciences, Inc.†	15,221	131
Janux Therapeutics, Inc.*	18,369	449
KalVista Pharmaceuticals, Inc.*	17,800	217
Keros Therapeutics, Inc.*	15,964	253
Kodiak Sciences, Inc.*	15,835	259
Korro Bio, Inc.* †	3,101	149
Krystal Biotech, Inc.*	11,723	2,069
Kura Oncology, Inc.*	37,899	335
Kymera Therapeutics, Inc.* †	23,825	1,349
Larimar Therapeutics, Inc.*	21,988	71
Lexeo Therapeutics, Inc.* †	10,953	73
Madrigal Pharmaceuticals, Inc.*	8,795	4,034
MannKind Corp.*	143,091	768
MeiraGTx Holdings PLC*	19,547	161
Metsera, Inc.* †	25,236	1,321
MiMedx Group, Inc.* †	55,767	389
Mineralys Therapeutics, Inc.*	18,502	702
Mirum Pharmaceuticals, Inc.*	19,090	1,399
Monopar Therapeutics, Inc.*	1,736	142
Monte Rosa Therapeutics, Inc.* †	22,582	167
Myriad Genetics, Inc.*	42,760	309
Neurogene, Inc.* †	4,611	80
Nkarta, Inc.*	20,482	42
Novavax, Inc.* †	70,682	613
Nurix Therapeutics, Inc.*	35,441	327
See Notes to the Financial Statements.
EQUITY FUNDS 154 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Biotechnology – 7.3%continued
Nuvalent, Inc., Class A*	20,298	$1,755
Nuvectis Pharma, Inc.* †	6,216	37
Olema Pharmaceuticals, Inc.*	28,280	277
Organogenesis Holdings, Inc.* †	32,159	136
ORIC Pharmaceuticals, Inc.*	27,329	328
Palvella Therapeutics, Inc.*	3,178	199
Perspective Therapeutics, Inc.* †	27,812	95
Praxis Precision Medicines, Inc.*	8,420	446
Precigen, Inc.* †	69,855	230
Prime Medicine, Inc.*	36,146	200
Protagonist Therapeutics, Inc.*	27,527	1,829
Protalix BioTherapeutics, Inc.* †	32,575	72
Protara Therapeutics, Inc.*	17,343	75
Prothena Corp. PLC*	18,973	185
PTC Therapeutics, Inc.*	36,765	2,256
Puma Biotechnology, Inc.*	21,215	113
Recursion Pharmaceuticals, Inc., Class A* †	173,168	845
REGENXBIO, Inc.*	21,995	212
Relay Therapeutics, Inc.*	62,561	327
Replimune Group, Inc.* †	33,051	138
Rezolute, Inc.*	36,494	343
Rhythm Pharmaceuticals, Inc.*	24,697	2,494
Rigel Pharmaceuticals, Inc.*	8,172	232
Rocket Pharmaceuticals, Inc.*	41,373	135
Sana Biotechnology, Inc.* †	63,669	226
Savara, Inc.*	53,840	192
Scholar Rock Holding Corp.*	38,360	1,429
SELLAS Life Sciences Group, Inc.* †	49,751	80
Sionna Therapeutics, Inc.* †	5,998	176
Soleno Therapeutics, Inc.*	19,738	1,334
Solid Biosciences, Inc.*	28,216	174
Spyre Therapeutics, Inc.* †	23,385	392
Stoke Therapeutics, Inc.* †	21,210	498
Syndax Pharmaceuticals, Inc.*	40,236	619
Tango Therapeutics, Inc.* †	33,877	285
Taysha Gene Therapies, Inc.*	99,986	327
Tectonic Therapeutic, Inc.* †	5,161	81
Tevogen Bio Holdings, Inc.*	22,851	18
TG Therapeutics, Inc.* †	68,673	2,481
Tonix Pharmaceuticals Holding Corp.* †	4,157	100
Tourmaline Bio, Inc.*	8,186	392
Travere Therapeutics, Inc.*	41,670	996
TriSalus Life Sciences, Inc.* †	10,161	47
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Biotechnology – 7.3%continued
TuHURA Biosciences, Inc.* †	14,940	$37
Twist Bioscience Corp.*	27,913	785
Tyra Biosciences, Inc.* †	11,288	158
Upstream Bio, Inc.* †	15,462	291
UroGen Pharma Ltd.* †	17,403	347
Vanda Pharmaceuticals, Inc.*	27,283	136
Vaxcyte, Inc.*	54,104	1,949
Vera Therapeutics, Inc.*	24,306	706
Veracyte, Inc.*	37,049	1,272
Verastem, Inc.*	21,029	186
Vericel Corp.*	23,750	747
Vir Biotechnology, Inc.*	42,414	242
Viridian Therapeutics, Inc.*	33,110	715
Voyager Therapeutics, Inc.* †	23,150	108
Xencor, Inc.*	33,112	388
Xenon Pharmaceuticals, Inc.*	35,887	1,441
XOMA Royalty Corp.*	4,383	169
Zenas Biopharma, Inc.* †	7,847	174
Zymeworks, Inc.*	23,444	400
		99,897
Broadline Retail – 0.1%
Groupon, Inc.* †	11,795	275
Kohl's Corp.†	51,569	793
Savers Value Village, Inc.* †	18,191	241
		1,309
Building Products – 1.3%
American Woodmark Corp.*	6,696	447
Apogee Enterprises, Inc.	9,985	435
AZZ, Inc.	14,062	1,535
CSW Industrials, Inc.	7,703	1,870
Gibraltar Industries, Inc.*	14,087	885
Griffon Corp.	18,152	1,382
Insteel Industries, Inc.	8,766	336
Janus International Group, Inc.*	63,974	631
JELD-WEN Holding, Inc.*	40,277	198
Masterbrand, Inc.*	59,960	790
Quanex Building Products Corp.	21,715	309
Resideo Technologies, Inc.*	65,290	2,819
Tecnoglass, Inc.	11,501	769
UFP Industries, Inc.	28,548	2,669
Zurn Elkay Water Solutions Corp.	71,070	3,342
		18,417
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  155 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Capital Markets – 1.7%
Acadian Asset Management, Inc.	12,695	$611
AlTi Global, Inc.* †	19,959	71
Artisan Partners Asset Management, Inc., Class A	29,683	1,288
Bakkt Holdings, Inc.*	5,868	197
BGC Group, Inc., Class A	171,352	1,621
Cohen & Steers, Inc.	13,093	859
Diamond Hill Investment Group, Inc.	1,191	167
DigitalBridge Group, Inc.	80,905	947
Donnelley Financial Solutions, Inc.*	12,571	647
Forge Global Holdings, Inc.* †	4,680	79
GCM Grosvenor, Inc., Class A†	23,030	278
Marex Group PLC	25,451	856
MarketWise, Inc.	700	12
Moelis & Co., Class A	35,160	2,508
Open Lending Corp.* †	50,592	107
P10, Inc., Class A	27,434	298
Patria Investments Ltd., Class A†	30,661	448
Perella Weinberg Partners	29,381	626
Piper Sandler Cos.	8,277	2,872
PJT Partners, Inc., Class A	10,864	1,931
Siebert Financial Corp.* †	7,203	21
Silvercrest Asset Management Group, Inc., Class A	4,082	64
StepStone Group, Inc., Class A	32,965	2,153
StoneX Group, Inc.*	21,765	2,196
Value Line, Inc.	559	22
Victory Capital Holdings, Inc., Class A	20,957	1,357
Virtus Investment Partners, Inc.	3,102	589
Westwood Holdings Group, Inc.	3,807	63
WisdomTree, Inc.†	56,825	790
		23,678
Chemicals – 1.6%
AdvanSix, Inc.	12,325	239
American Vanguard Corp.*	13,082	75
Arq, Inc.*	15,569	112
ASP Isotopes, Inc.*	36,220	348
Aspen Aerogels, Inc.*	31,551	220
Avient Corp.	43,451	1,432
Balchem Corp.	15,528	2,330
Cabot Corp.	25,630	1,949
Chemours (The) Co.	71,230	1,128
Core Molding Technologies, Inc.*	4,250	87
Ecovyst, Inc.*	54,522	478
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Chemicals – 1.6%continued
Flotek Industries, Inc.* †	6,686	$98
H.B. Fuller Co.	25,875	1,534
Hawkins, Inc.	9,244	1,689
Ingevity Corp.*	17,235	951
Innospec, Inc.	11,808	911
Intrepid Potash, Inc.*	5,204	159
Koppers Holdings, Inc.	9,079	254
Kronos Worldwide, Inc.	10,328	59
LSB Industries, Inc.*	25,114	198
Mativ Holdings, Inc.	25,388	287
Minerals Technologies, Inc.	14,925	927
Orion S.A.	25,990	197
Perimeter Solutions, Inc.*	65,821	1,474
PureCycle Technologies, Inc.* †	61,361	807
Quaker Chemical Corp.	6,600	870
Rayonier Advanced Materials, Inc.*	30,644	221
Sensient Technologies Corp.	20,002	1,877
Solesence, Inc.* †	9,154	30
Stepan Co.	10,143	484
Trinseo PLC†	16,272	38
Tronox Holdings PLC	56,330	226
Valhi, Inc.†	1,589	25
		21,714
Commercial Services & Supplies – 1.5%
ABM Industries, Inc.	29,277	1,350
ACCO Brands Corp.	40,669	162
Acme United Corp.	1,711	71
ACV Auctions, Inc., Class A*	79,226	785
BrightView Holdings, Inc.*	33,514	449
Brink's (The) Co.	19,929	2,329
Casella Waste Systems, Inc., Class A*	29,709	2,819
CECO Environmental Corp.*	13,797	707
Cimpress PLC*	7,089	447
CompX International, Inc.†	1,025	24
CoreCivic, Inc.*	51,020	1,038
Deluxe Corp.	20,886	404
Ennis, Inc.	11,524	211
Enviri Corp.*	35,473	450
GEO Group (The), Inc.*	63,994	1,311
Healthcare Services Group, Inc.*	34,442	580
HNI Corp.	21,456	1,005
Interface, Inc.	27,410	793
Liquidity Services, Inc.*	11,001	302
MillerKnoll, Inc.	31,876	566
See Notes to the Financial Statements.
EQUITY FUNDS 156 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Commercial Services & Supplies – 1.5%continued
Mobile Infrastructure Corp.* †	4,500	$16
Montrose Environmental Group, Inc.*	15,121	415
NL Industries, Inc.	4,175	26
OPENLANE, Inc.*	50,284	1,447
Perma-Fix Environmental Services, Inc.* †	8,033	81
Pitney Bowes, Inc.	81,530	930
Quad/Graphics, Inc.	14,398	90
Steelcase, Inc., Class A	39,647	682
UniFirst Corp.	7,137	1,193
Vestis Corp.	54,276	246
Virco Mfg. Corp.	5,196	40
		20,969
Communications Equipment – 0.9%
ADTRAN Holdings, Inc.*	35,099	329
Applied Optoelectronics, Inc.* †	25,691	666
Aviat Networks, Inc.*	5,468	125
BK Technologies Corp.*	1,455	123
Calix, Inc.*	27,892	1,712
Clearfield, Inc.*	5,222	180
CommScope Holding Co., Inc.*	100,930	1,562
Digi International, Inc.*	17,240	629
Extreme Networks, Inc.*	62,445	1,289
Harmonic, Inc.*	53,098	541
Inseego Corp.* †	6,295	94
NETGEAR, Inc.*	12,978	420
NetScout Systems, Inc.*	33,037	853
Ribbon Communications, Inc.*	44,065	167
Viasat, Inc.*	55,755	1,634
Viavi Solutions, Inc.*	104,771	1,330
		11,654
Construction & Engineering – 2.3%
Ameresco, Inc., Class A*	15,204	511
Arcosa, Inc.	22,963	2,152
Argan, Inc.	6,277	1,695
Bowman Consulting Group Ltd.*	6,518	276
Centuri Holdings, Inc.*	33,290	705
Concrete Pumping Holdings, Inc.	11,268	79
Construction Partners, Inc., Class A*	22,208	2,820
Dycom Industries, Inc.*	13,264	3,870
Fluor Corp.*	77,612	3,265
Granite Construction, Inc.	20,728	2,273
Great Lakes Dredge & Dock Corp.*	31,418	377
IES Holdings, Inc.* †	4,276	1,700
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Construction & Engineering – 2.3%continued
Limbach Holdings, Inc.*	5,013	$487
Matrix Service Co.*	12,822	168
MYR Group, Inc.*	7,294	1,517
NWPX Infrastructure, Inc.*	4,511	239
Orion Group Holdings, Inc.*	17,769	148
Primoris Services Corp.	25,611	3,517
Southland Holdings, Inc.*	7,443	32
Sterling Infrastructure, Inc.*	14,117	4,795
Tutor Perini Corp.*	21,065	1,382
		32,008
Construction Materials – 0.2%
Knife River Corp.*	27,029	2,078
Smith-Midland Corp.* †	1,371	50
Titan America S.A.*	11,336	169
United States Lime & Minerals, Inc.	5,122	674
		2,971
Consumer Finance – 1.0%
Atlanticus Holdings Corp.*	2,485	146
Bread Financial Holdings, Inc.	22,083	1,232
Consumer Portfolio Services, Inc.*	4,524	34
Dave, Inc.*	4,386	874
Encore Capital Group, Inc.*	10,767	449
Enova International, Inc.*	11,429	1,315
FirstCash Holdings, Inc.	18,751	2,971
Green Dot Corp., Class A*	25,324	340
Jefferson Capital, Inc.†	5,752	99
LendingClub Corp.*	53,519	813
LendingTree, Inc.*	5,281	342
Medallion Financial Corp.	8,198	83
Navient Corp.	32,769	431
Nelnet, Inc., Class A	6,097	765
NerdWallet, Inc., Class A*	19,395	209
Oportun Financial Corp.*	18,473	114
OppFi, Inc.†	11,688	132
PRA Group, Inc.* †	18,607	287
PROG Holdings, Inc.	18,584	601
Regional Management Corp.	4,305	168
Upstart Holdings, Inc.* †	39,817	2,023
Vroom, Inc.*	560	15
World Acceptance Corp.*	1,242	210
		13,653
Consumer Staples Distribution & Retail – 0.5%
Andersons (The), Inc.	15,469	616
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  157 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Consumer Staples Distribution & Retail – 0.5%continued
Chefs' Warehouse (The), Inc.*	17,251	$1,006
Grocery Outlet Holding Corp.*	44,797	719
Guardian Pharmacy Services, Inc., Class A*	9,238	242
HF Foods Group, Inc.*	18,958	52
Ingles Markets, Inc., Class A	6,941	483
Natural Grocers by Vitamin Cottage, Inc.	6,011	241
PriceSmart, Inc.	12,147	1,472
United Natural Foods, Inc.*	28,350	1,067
Village Super Market, Inc., Class A	4,392	164
Weis Markets, Inc.	7,821	562
		6,624
Containers & Packaging – 0.2%
Ardagh Metal Packaging S.A.	65,890	263
Greif, Inc., Class A	11,926	713
Greif, Inc., Class B	2,251	139
Myers Industries, Inc.†	17,245	292
O-I Glass, Inc.*	72,604	941
Ranpak Holdings Corp.*	23,165	130
TriMas Corp.	15,682	606
		3,084
Distributors – 0.0%
A-Mark Precious Metals, Inc.	9,012	233
GigaCloud Technology, Inc., Class A* †	11,741	334
Weyco Group, Inc.	2,890	87
		654
Diversified Consumer Services – 1.4%
Adtalem Global Education, Inc.*	16,797	2,594
American Public Education, Inc.*	8,039	317
Carriage Services, Inc.	6,647	296
Coursera, Inc.*	65,372	766
Driven Brands Holdings, Inc.*	27,826	448
European Wax Center, Inc., Class A*	15,266	61
Frontdoor, Inc.*	35,201	2,369
Graham Holdings Co., Class B	1,522	1,792
KinderCare Learning Cos., Inc.*	15,525	103
Laureate Education, Inc.* †	60,843	1,919
Lincoln Educational Services Corp.*	14,002	329
Matthews International Corp., Class A	14,060	341
McGraw Hill, Inc.* †	11,304	142
Mister Car Wash, Inc.* †	46,284	247
Nerdy, Inc.* †	28,165	36
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Diversified Consumer Services – 1.4%continued
OneSpaWorld Holdings Ltd.	44,852	$948
Perdoceo Education Corp.	29,119	1,097
Strategic Education, Inc.	11,033	949
Stride, Inc.*	20,211	3,010
Udemy, Inc.*	45,696	320
Universal Technical Institute, Inc.*	22,056	718
		18,802
Diversified Real Estate Investment Trusts – 0.5%
Alexander & Baldwin, Inc.	34,270	624
Alpine Income Property Trust, Inc.	5,948	84
American Assets Trust, Inc.	24,430	497
Armada Hoffler Properties, Inc.	37,559	263
Broadstone Net Lease, Inc.	90,049	1,609
CTO Realty Growth, Inc.	14,307	233
Essential Properties Realty Trust, Inc.	94,186	2,803
Gladstone Commercial Corp.	21,682	267
Global Net Lease, Inc.	94,611	769
Modiv Industrial, Inc.	4,811	71
NexPoint Diversified Real Estate Trust†	16,062	59
		7,279
Diversified Telecommunication Services – 0.5%
Anterix, Inc.*	5,266	113
ATN International, Inc.†	5,056	76
Bandwidth, Inc., Class A*	12,922	216
Cogent Communications Holdings, Inc.	21,276	816
Globalstar, Inc.*	23,709	863
IDT Corp., Class B	7,709	403
Liberty Latin America Ltd., Class A*	14,745	122
Liberty Latin America Ltd., Class C*	58,999	498
Lumen Technologies, Inc.*	451,184	2,761
Shenandoah Telecommunications Co.†	23,941	321
Uniti Group, Inc.*	67,611	414
		6,603
Electric Utilities – 1.2%
ALLETE, Inc.	27,640	1,835
Genie Energy Ltd., Class B	10,010	150
Hawaiian Electric Industries, Inc.*	82,418	910
MGE Energy, Inc.	17,431	1,467
Oklo, Inc.* †	51,423	5,741
Otter Tail Corp.	18,230	1,494
See Notes to the Financial Statements.
EQUITY FUNDS 158 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Electric Utilities – 1.2%continued
Portland General Electric Co.	52,357	$2,304
TXNM Energy, Inc. (New York Stock Exchange)	46,085	2,606
		16,507
Electrical Equipment – 2.3%
Allient, Inc.	6,771	303
American Superconductor Corp.*	20,666	1,227
Amprius Technologies, Inc.* †	44,027	463
Array Technologies, Inc.* †	71,772	585
Atkore, Inc.	15,906	998
Bloom Energy Corp., Class A* †	101,561	8,589
Complete Solaria, Inc.* †	28,812	51
EnerSys	18,196	2,055
Enovix Corp.* †	77,759	775
Eos Energy Enterprises, Inc.*	120,396	1,371
Fluence Energy, Inc.* †	35,831	387
Hyliion Holdings Corp.* †	61,156	121
KULR Technology Group, Inc.* †	18,103	75
LSI Industries, Inc.	12,536	296
NANO Nuclear Energy, Inc.* †	14,700	567
Net Power, Inc.* †	18,999	57
NEXTracker, Inc., Class A*	69,046	5,109
NuScale Power Corp.* †	59,937	2,158
Plug Power, Inc.* †	515,865	1,202
Powell Industries, Inc.	4,518	1,377
Power Solutions International, Inc.*	3,123	307
Preformed Line Products Co.	1,129	221
Shoals Technologies Group, Inc., Class A*	79,454	589
SKYX Platforms Corp.*	34,340	38
Sunrun, Inc.*	99,136	1,714
T1 Energy, Inc.* †	55,456	121
Thermon Group Holdings, Inc.*	15,441	413
Vicor Corp.*	11,032	549
		31,718
Electronic Equipment, Instruments & Components – 3.2%
908 Devices, Inc.* †	12,831	112
Advanced Energy Industries, Inc.	17,828	3,033
Aeva Technologies, Inc.* †	14,448	210
Arlo Technologies, Inc.*	46,930	795
Badger Meter, Inc.	14,039	2,507
Bel Fuse, Inc., Class A	802	93
Bel Fuse, Inc., Class B	4,891	690
Belden, Inc.	18,746	2,255
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Electronic Equipment, Instruments & Components – 3.2%continued
Benchmark Electronics, Inc.	16,903	$652
Climb Global Solutions, Inc.	1,836	248
CTS Corp.	13,743	549
Daktronics, Inc.*	18,037	377
ePlus, Inc.	12,477	886
Evolv Technologies Holdings, Inc.*	53,935	407
Fabrinet*	17,095	6,233
Frequency Electronics, Inc.* †	3,298	112
Insight Enterprises, Inc.*	13,670	1,550
Itron, Inc.*	21,500	2,678
Kimball Electronics, Inc.*	11,660	348
Knowles Corp.*	40,271	939
Methode Electronics, Inc.(2)	15,765	119
MicroVision, Inc.* †	120,892	150
Mirion Technologies, Inc.*	111,156	2,585
M-Tron Industries, Inc.*	1,283	71
Napco Security Technologies, Inc.	16,335	702
Neonode, Inc.*	5,716	20
nLight, Inc.*	22,740	674
Novanta, Inc.*	17,034	1,706
OSI Systems, Inc.*	7,596	1,893
Ouster, Inc.*	24,010	649
PC Connection, Inc.	5,204	323
Plexus Corp.*	12,729	1,842
Powerfleet, Inc. NJ* †	58,614	307
Red Cat Holdings, Inc.*	40,324	417
Richardson Electronics Ltd.	5,738	56
Rogers Corp.*	8,789	707
Sanmina Corp.*	24,740	2,848
ScanSource, Inc.*	9,888	435
TTM Technologies, Inc.*	47,677	2,746
Vishay Intertechnology, Inc.	57,364	878
Vishay Precision Group, Inc.*	5,726	184
Vuzix Corp.* †	30,259	95
		44,081
Energy Equipment & Services – 1.6%
Archrock, Inc.	78,399	2,063
Aris Water Solutions, Inc., Class A	14,695	362
Atlas Energy Solutions, Inc.†	36,501	415
Borr Drilling Ltd.*	115,976	312
Bristow Group, Inc.*	13,435	485
Cactus, Inc., Class A	32,417	1,279
Core Laboratories, Inc.	22,142	274
DMC Global, Inc.*	9,149	77
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  159 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Energy Equipment & Services – 1.6%continued
Energy Services of America Corp.†	6,191	$64
Expro Group Holdings N.V.*	48,774	579
Flowco Holdings, Inc., Class A	9,657	143
Forum Energy Technologies, Inc.*	5,389	144
Helix Energy Solutions Group, Inc.*	64,970	426
Helmerich & Payne, Inc.	45,777	1,011
Innovex International, Inc.*	18,224	338
Kodiak Gas Services, Inc.	31,888	1,179
Liberty Energy, Inc.	74,665	921
Mammoth Energy Services, Inc.*	12,040	28
Nabors Industries Ltd.* †	7,189	294
National Energy Services Reunited Corp.*	28,321	291
Natural Gas Services Group, Inc.	4,944	138
Noble Corp. PLC	59,796	1,691
Oceaneering International, Inc.*	44,454	1,102
Oil States International, Inc.*	28,177	171
Patterson-UTI Energy, Inc.	166,908	865
ProFrac Holding Corp., Class A*	6,247	23
ProPetro Holding Corp.*	37,392	196
Ranger Energy Services, Inc., Class A	9,751	137
RPC, Inc.	41,956	200
SEACOR Marine Holdings, Inc.* †	10,501	68
Seadrill Ltd.*	29,687	897
Select Water Solutions, Inc.	44,149	472
Solaris Energy Infrastructure, Inc.	17,268	690
TETRA Technologies, Inc.*	58,986	339
Tidewater, Inc.*	23,276	1,241
Transocean Ltd.*	402,336	1,255
Valaris Ltd.*	30,180	1,472
		21,642
Entertainment – 0.5%
AMC Entertainment Holdings, Inc., Class A* †	205,345	596
Atlanta Braves Holdings, Inc., Class A* †	3,263	148
Atlanta Braves Holdings, Inc., Class C*	21,714	903
Cinemark Holdings, Inc.†	49,188	1,378
CuriosityStream, Inc.	15,217	81
Eventbrite, Inc., Class A*	37,304	94
Gaia, Inc.*	9,305	55
Golden Matrix Group, Inc.* †	11,734	13
IMAX Corp.*	20,708	678
Lionsgate Studios Corp.*	96,855	668
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Entertainment – 0.5%continued
Madison Square Garden Entertainment Corp.*	18,751	$848
Marcus (The) Corp.	10,939	170
Playstudios, Inc.*	49,049	47
Playtika Holding Corp.†	26,326	103
Reservoir Media, Inc.*	9,597	78
Sphere Entertainment Co.* †	13,142	816
Starz Entertainment Corp.*	5,447	80
Vivid Seats, Inc., Class A* †	1,952	33
		6,789
Financial Services – 2.4%
Acacia Research Corp.*	16,284	53
Alerus Financial Corp.	11,110	246
AvidXchange Holdings, Inc.*	80,588	802
Banco Latinoamericano de Comercio Exterior S.A., Class E	13,547	623
Better Home & Finance Holding Co.* †	2,297	129
Burford Capital Ltd.	95,135	1,138
Cannae Holdings, Inc.	27,137	497
Cantaloupe, Inc.*	27,966	296
Cass Information Systems, Inc.	5,733	225
Compass Diversified Holdings	31,874	211
Enact Holdings, Inc.	13,735	527
Essent Group Ltd.	46,170	2,934
EVERTEC, Inc.	30,423	1,028
Federal Agricultural Mortgage Corp., Class C	4,421	743
Finance of America Cos., Inc., Class A*	2,047	46
Flywire Corp.*	55,369	750
HA Sustainable Infrastructure Capital, Inc.†	56,704	1,741
International Money Express, Inc.*	13,105	183
Jackson Financial, Inc., Class A	33,899	3,432
loanDepot, Inc., Class A* †	38,035	117
Marqeta, Inc., Class A*	181,568	959
Merchants Bancorp	12,243	389
NCR Atleos Corp.*	34,654	1,362
NewtekOne, Inc.†	11,516	132
NMI Holdings, Inc.*	36,929	1,416
Onity Group, Inc.*	3,220	129
Pagseguro Digital Ltd., Class A	84,751	847
Payoneer Global, Inc.*	131,445	795
Paysafe Ltd.*	15,433	199
Paysign, Inc.*	16,593	104
See Notes to the Financial Statements.
EQUITY FUNDS 160 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Financial Services – 2.4%continued
PennyMac Financial Services, Inc.	13,842	$1,715
Priority Technology Holdings, Inc.*	11,721	80
Radian Group, Inc.	64,191	2,325
Remitly Global, Inc.*	78,909	1,286
Repay Holdings Corp.*	37,035	194
Security National Financial Corp., Class A*	7,313	63
Sezzle, Inc.* †	7,529	599
StoneCo Ltd., Class A*	118,809	2,247
SWK Holdings Corp.	1,549	22
Triller Group, Inc.* †	48,901	40
Velocity Financial, Inc.*	4,475	81
Walker & Dunlop, Inc.	15,590	1,304
Waterstone Financial, Inc.	7,567	118
		32,127
Food Products – 0.8%
Alico, Inc.	2,677	93
B&G Foods, Inc.†	37,057	164
Beyond Meat, Inc.* †	36,570	69
BRC, Inc., Class A* †	48,791	76
Calavo Growers, Inc.	7,892	203
Cal-Maine Foods, Inc.	21,753	2,047
Dole PLC	33,632	452
Forafric Global PLC*	1,760	15
Fresh Del Monte Produce, Inc.	15,739	547
Hain Celestial Group (The), Inc.*	46,830	74
J&J Snack Foods Corp.	7,320	703
John B. Sanfilippo & Son, Inc.	3,720	239
Lifeway Foods, Inc.*	2,582	72
Limoneira Co.	8,146	121
Mama's Creations, Inc.*	15,926	167
Marzetti (The) Co.	9,498	1,641
Mission Produce, Inc.*	20,045	241
Seneca Foods Corp., Class A*	2,171	234
Simply Good Foods (The) Co.*	44,247	1,098
SunOpta, Inc.*	45,022	264
Tootsie Roll Industries, Inc.†	8,487	356
TreeHouse Foods, Inc.*	23,495	475
Utz Brands, Inc.	34,037	414
Vital Farms, Inc.*	16,373	674
Westrock Coffee Co.* †	17,048	83
		10,522
Gas Utilities – 1.0%
Brookfield Infrastructure Corp., Class A	56,946	2,342
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Gas Utilities – 1.0%continued
Chesapeake Utilities Corp.	10,816	$1,457
New Jersey Resources Corp.	47,875	2,305
Northwest Natural Holding Co.	19,225	864
ONE Gas, Inc.	28,385	2,297
RGC Resources, Inc.	4,141	93
Southwest Gas Holdings, Inc.	30,646	2,401
Spire, Inc.	27,649	2,254
		14,013
Ground Transportation – 0.3%
ArcBest Corp.	10,763	752
Covenant Logistics Group, Inc.	7,591	164
FTAI Infrastructure, Inc.	51,178	223
Heartland Express, Inc.	20,640	173
Hertz Global Holdings, Inc.* †	54,915	374
Marten Transport Ltd.	26,936	287
PAMT CORP.*	2,912	33
Proficient Auto Logistics, Inc.* †	11,894	82
RXO, Inc.*	76,785	1,181
Universal Logistics Holdings, Inc.†	3,175	74
Werner Enterprises, Inc.	27,376	721
		4,064
Health Care Equipment & Supplies – 2.4%
Accuray, Inc.*	51,318	86
Alphatec Holdings, Inc.*	54,805	797
AngioDynamics, Inc.*	18,262	204
Anteris Technologies Global Corp.* †	16,262	73
Artivion, Inc.*	18,013	763
AtriCure, Inc.*	22,851	805
Avanos Medical, Inc.*	21,182	245
Axogen, Inc.*	20,481	365
Beta Bionics, Inc.* †	17,896	356
Bioventus, Inc., Class A*	22,242	149
Butterfly Network, Inc.*	90,029	174
CapsoVision, Inc.*	3,933	19
Carlsmed, Inc.*	3,622	48
Ceribell, Inc.*	12,062	139
Cerus Corp.*	90,893	144
ClearPoint Neuro, Inc.* †	12,302	268
CONMED Corp.	14,711	692
CVRx, Inc.* †	8,500	69
Delcath Systems, Inc.*	14,009	151
Electromed, Inc.*	3,409	84
Embecta Corp.	27,329	386
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  161 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Health Care Equipment & Supplies – 2.4%continued
Enovis Corp.*	26,962	$818
Glaukos Corp.*	26,400	2,153
Haemonetics Corp.*	22,785	1,110
ICU Medical, Inc.*	11,429	1,371
Inogen, Inc.*	11,823	97
Integer Holdings Corp.*	16,303	1,685
Integra LifeSciences Holdings Corp.*	31,649	453
iRadimed Corp.†	3,784	269
iRhythm Technologies, Inc.*	15,077	2,593
Kestra Medical Technologies Ltd.* †	6,119	145
KORU Medical Systems, Inc.*	21,744	83
Lantheus Holdings, Inc.*	32,245	1,654
LeMaitre Vascular, Inc.	9,869	864
LENSAR, Inc.*	4,509	56
LivaNova PLC*	25,771	1,350
Lucid Diagnostics, Inc.* †	34,707	35
Merit Medical Systems, Inc.*	27,656	2,302
Myomo, Inc.*	4,980	4
Neogen Corp.*	103,397	590
Neuronetics, Inc.* †	17,301	47
NeuroPace, Inc.*	11,309	117
Novocure Ltd.*	47,940	619
Omnicell, Inc.*	21,997	670
OraSure Technologies, Inc.*	35,141	113
Orthofix Medical, Inc.*	18,295	268
OrthoPediatrics Corp.*	7,853	145
Outset Medical, Inc.* †	7,703	109
PROCEPT BioRobotics Corp.* †	24,807	885
Pro-Dex, Inc.*	1,021	35
Pulmonx Corp.*	22,476	36
Pulse Biosciences, Inc.* †	8,243	146
QuidelOrtho Corp.*	32,029	943
RxSight, Inc.*	16,821	151
Sanara Medtech, Inc.*	1,617	51
SANUWAVE Health, Inc.*	3,240	121
Semler Scientific, Inc.* †	5,788	174
Shoulder Innovations, Inc.* †	2,701	34
SI-BONE, Inc.*	17,848	263
Sight Sciences, Inc.*	19,383	67
STAAR Surgical Co.*	23,566	633
Stereotaxis, Inc.*	30,944	96
Surmodics, Inc.*	6,516	195
Tactile Systems Technology, Inc.*	10,838	150
Tandem Diabetes Care, Inc.*	31,267	380
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Health Care Equipment & Supplies – 2.4%continued
TransMedics Group, Inc.*	15,718	$1,764
Treace Medical Concepts, Inc.*	22,379	150
UFP Technologies, Inc.*	3,553	709
Utah Medical Products, Inc.	1,436	90
Varex Imaging Corp.*	19,471	241
Zimvie, Inc.*	12,918	245
		33,296
Health Care Providers & Services – 3.1%
AdaptHealth Corp.*	47,552	426
Addus HomeCare Corp.*	8,579	1,012
agilon health, Inc.*	148,189	153
AirSculpt Technologies, Inc.* †	8,851	71
Alignment Healthcare, Inc.*	69,119	1,206
AMN Healthcare Services, Inc.*	17,967	348
Ardent Health, Inc.*	10,851	144
Astrana Health, Inc.*	19,300	547
Aveanna Healthcare Holdings, Inc.*	23,346	207
BrightSpring Health Services, Inc.* †	44,400	1,312
Brookdale Senior Living, Inc.*	108,493	919
Castle Biosciences, Inc.*	13,402	305
Clover Health Investments Corp.* †	190,548	583
Community Health Systems, Inc.*	62,118	199
Concentra Group Holdings Parent, Inc.	55,242	1,156
CorVel Corp.*	13,753	1,065
Cross Country Healthcare, Inc.*	14,664	208
DocGo, Inc.*	46,949	64
Enhabit, Inc.*	23,210	186
Ensign Group (The), Inc.	26,579	4,592
Fulgent Genetics, Inc.*	9,826	222
GeneDx Holdings Corp.*	8,875	956
Guardant Health, Inc.*	56,470	3,528
HealthEquity, Inc.*	40,367	3,826
Hims & Hers Health, Inc.* †	90,155	5,114
Innovage Holding Corp.*	10,142	52
Joint (The) Corp.*	6,689	64
LifeStance Health Group, Inc.*	62,287	343
Nano-X Imaging Ltd.* †	29,875	110
National HealthCare Corp.	6,005	730
National Research Corp.	5,935	76
NeoGenomics, Inc.*	60,065	464
Nutex Health, Inc.* †	1,619	167
Omada Health, Inc.* †	4,559	101
Oncology Institute (The), Inc.*	30,076	105
OPKO Health, Inc.*	194,109	301
See Notes to the Financial Statements.
EQUITY FUNDS 162 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Health Care Providers & Services – 3.1%continued
Option Care Health, Inc.*	77,901	$2,162
Owens & Minor, Inc.*	35,982	173
PACS Group, Inc.*	20,876	287
Pediatrix Medical Group, Inc.*	40,328	675
Pennant Group (The), Inc.*	15,873	400
Performant Healthcare, Inc.* †	32,850	254
Premier, Inc., Class A	39,069	1,086
Privia Health Group, Inc.*	54,286	1,352
Progyny, Inc.*	35,486	764
RadNet, Inc.*	32,293	2,461
SBC Medical Group Holdings, Inc.*	3,051	13
Select Medical Holdings Corp.	52,770	678
Sonida Senior Living, Inc.* †	2,809	78
Surgery Partners, Inc.*	36,506	790
Talkspace, Inc.*	69,112	191
U.S. Physical Therapy, Inc.	7,115	604
Viemed Healthcare, Inc.*	16,257	110
		42,940
Health Care Real Estate Investment Trusts – 1.0%
American Healthcare REIT, Inc.	75,372	3,166
CareTrust REIT, Inc.	100,849	3,497
Community Healthcare Trust, Inc.	12,865	197
Diversified Healthcare Trust†	102,371	451
Global Medical REIT, Inc.	5,980	202
LTC Properties, Inc.	21,586	796
National Health Investors, Inc.	21,905	1,741
Sabra Health Care REIT, Inc.	112,770	2,102
Sila Realty Trust, Inc.	26,396	663
Strawberry Fields REIT, Inc.	3,956	49
Universal Health Realty Income Trust	6,080	238
		13,102
Health Care Technology – 0.4%
Claritev Corp.* †	3,570	189
Definitive Healthcare Corp.*	16,696	68
Evolent Health, Inc., Class A*	54,680	463
Health Catalyst, Inc.*	33,731	96
HealthStream, Inc.	11,573	327
LifeMD, Inc.*	18,468	125
OptimizeRx Corp.*	7,673	157
Phreesia, Inc.*	27,013	635
Schrodinger, Inc.*	26,714	536
Simulations Plus, Inc.*	8,152	123
Teladoc Health, Inc.*	82,950	641
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Health Care Technology – 0.4%continued
TruBridge, Inc.* †	4,690	$95
Waystar Holding Corp.*	51,762	1,963
		5,418
Hotel & Resort Real Estate Investment Trusts – 0.6%
Apple Hospitality REIT, Inc.	105,948	1,272
Braemar Hotels & Resorts, Inc.	27,757	76
Chatham Lodging Trust	21,652	145
DiamondRock Hospitality Co.	97,328	775
Pebblebrook Hotel Trust	55,375	631
RLJ Lodging Trust†	70,350	506
Ryman Hospitality Properties, Inc.	29,264	2,622
Service Properties Trust	72,585	197
Summit Hotel Properties, Inc.	51,716	284
Sunstone Hotel Investors, Inc.	89,849	842
Xenia Hotels & Resorts, Inc.	46,815	642
		7,992
Hotels, Restaurants & Leisure – 1.8%
Accel Entertainment, Inc.*	25,415	281
Bally's Corp.*	4,095	45
Biglari Holdings, Inc., Class B* †	324	105
BJ's Restaurants, Inc.* †	9,458	289
Bloomin' Brands, Inc.	39,520	283
Brightstar Lottery PLC†	52,931	913
Brinker International, Inc.*	20,946	2,653
Cheesecake Factory (The), Inc.†	21,849	1,194
Cracker Barrel Old Country Store, Inc.†	10,489	462
Dave & Buster's Entertainment, Inc.* †	12,793	232
Denny's Corp.*	24,600	129
Dine Brands Global, Inc.†	7,144	177
El Pollo Loco Holdings, Inc.*	12,341	120
First Watch Restaurant Group, Inc.*	21,271	333
Genius Sports Ltd.*	103,382	1,280
Global Business Travel Group I* †	44,240	358
Golden Entertainment, Inc.	9,125	215
Hilton Grand Vacations, Inc.*	27,339	1,143
Inspired Entertainment, Inc.*	11,682	110
Jack in the Box, Inc.†	9,001	178
Krispy Kreme, Inc.†	37,792	146
Kura Sushi U.S.A., Inc., Class A* †	2,979	177
Life Time Group Holdings, Inc.*	64,201	1,772
Lindblad Expeditions Holdings, Inc.*	17,694	227
Marriott Vacations Worldwide Corp.	13,164	876
Monarch Casino & Resort, Inc.	6,028	638
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  163 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Hotels, Restaurants & Leisure – 1.8%continued
Nathan's Famous, Inc.	1,398	$155
Papa John's International, Inc.†	15,457	744
Portillo's, Inc., Class A* †	28,416	183
Potbelly Corp.*	12,054	205
Pursuit Attractions and Hospitality, Inc.*	10,013	362
RCI Hospitality Holdings, Inc.†	3,781	115
Red Rock Resorts, Inc., Class A	23,111	1,411
Rush Street Interactive, Inc.*	41,945	859
Sabre Corp.*	171,021	313
Serve Robotics, Inc.* †	21,703	252
Shake Shack, Inc., Class A*	18,376	1,720
Six Flags Entertainment Corp.*	45,369	1,031
Super Group SGHC Ltd.	75,313	994
Sweetgreen, Inc., Class A*	48,336	386
Target Hospitality Corp.*	15,621	133
United Parks & Resorts, Inc.*	12,853	665
Xponential Fitness, Inc., Class A*	12,859	100
		23,964
Household Durables – 1.8%
Bassett Furniture Industries, Inc.	4,214	66
Beazer Homes U.S.A., Inc.*	13,175	323
Cavco Industries, Inc.*	3,612	2,098
Century Communities, Inc.	12,302	780
Champion Homes, Inc.*	27,103	2,070
Cricut, Inc., Class A†	22,042	139
Dream Finders Homes, Inc., Class A* †	14,245	369
Ethan Allen Interiors, Inc.	10,937	322
Flexsteel Industries, Inc.	1,767	82
Green Brick Partners, Inc.*	14,776	1,091
Hamilton Beach Brands Holding Co., Class A	3,821	55
Helen of Troy Ltd.*	10,835	273
Hovnanian Enterprises, Inc., Class A*	2,240	288
Installed Building Products, Inc.	11,088	2,735
KB Home	31,424	2,000
La-Z-Boy, Inc.	19,561	671
Legacy Housing Corp.*	4,239	117
Leggett & Platt, Inc.	62,922	559
LGI Homes, Inc.*	9,838	509
Lovesac (The) Co.* †	6,226	105
M/I Homes, Inc.*	12,345	1,783
Meritage Homes Corp.	33,570	2,431
Sonos, Inc.*	55,540	878
Taylor Morrison Home Corp.*	45,954	3,033
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Household Durables – 1.8%continued
Traeger, Inc.*	16,510	$20
Tri Pointe Homes, Inc.*	40,766	1,385
		24,182
Household Products – 0.3%
Central Garden & Pet Co.*	4,251	139
Central Garden & Pet Co., Class A*	23,658	699
Energizer Holdings, Inc.	31,352	780
Oil-Dri Corp. of America	4,735	289
Spectrum Brands Holdings, Inc.	11,257	591
WD-40 Co.	6,428	1,270
		3,768
Independent Power & Renewable Electricity Producers – 0.2%
Hallador Energy Co.*	14,338	281
Montauk Renewables, Inc.* †	34,588	69
Ormat Technologies, Inc.	28,868	2,779
		3,129
Industrial Conglomerates – 0.0%
Brookfield Business Corp., Class A†	10,911	366
Industrial Real Estate Investment Trusts – 0.4%
Industrial Logistics Properties Trust	25,393	148
Innovative Industrial Properties, Inc.	13,108	702
LXP Industrial Trust	137,777	1,235
One Liberty Properties, Inc.	8,647	191
Plymouth Industrial REIT, Inc.	19,404	433
Terreno Realty Corp.	48,399	2,747
		5,456
Insurance – 1.9%
Abacus Global Management, Inc.*	18,432	106
Ambac Financial Group, Inc.*	20,201	168
American Coastal Insurance Corp.	11,816	135
American Integrity Insurance Group, Inc.* †	3,781	84
AMERISAFE, Inc.	8,950	392
Aspen Insurance Holdings Ltd., Class A* †	7,334	269
Ategrity Specialty Holdings LLC* †	3,252	64
Baldwin Insurance Group (The), Inc.*	33,207	937
Bowhead Specialty Holdings, Inc.*	7,458	202
Citizens, Inc.*	20,948	110
CNO Financial Group, Inc.	45,643	1,805
Crawford & Co., Class A	8,194	88
Donegal Group, Inc., Class A	7,859	152
eHealth, Inc.*	13,710	59
See Notes to the Financial Statements.
EQUITY FUNDS 164 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Insurance – 1.9%continued
Employers Holdings, Inc.	11,388	$484
F&G Annuities & Life, Inc.	10,037	314
Fidelis Insurance Holdings Ltd.	27,358	497
Genworth Financial, Inc.*	195,009	1,736
GoHealth, Inc., Class A*	859	4
Goosehead Insurance, Inc., Class A	11,398	848
Greenlight Capital Re Ltd., Class A*	12,289	156
Hamilton Insurance Group Ltd., Class B*	21,767	540
HCI Group, Inc.	4,890	939
Heritage Insurance Holdings, Inc.*	10,720	270
Hippo Holdings, Inc.*	8,381	303
Horace Mann Educators Corp.	19,336	873
Investors Title Co.	662	177
James River Group Holdings Ltd.	18,409	102
Kestrel Group Ltd.* †	1,318	36
Kingstone Cos., Inc.	5,326	78
Kingsway Financial Services, Inc.* †	9,924	145
Lemonade, Inc.* †	26,304	1,408
MBIA, Inc.*	21,334	159
Mercury General Corp.	12,745	1,080
NI Holdings, Inc.*	3,700	50
Oscar Health, Inc., Class A* †	91,799	1,738
Palomar Holdings, Inc.*	12,474	1,456
ProAssurance Corp.*	24,123	579
Root, Inc., Class A*	5,433	486
Safety Insurance Group, Inc.†	6,966	492
Selective Insurance Group, Inc.	28,785	2,334
Selectquote, Inc.*	66,754	131
SiriusPoint Ltd.*	48,462	877
Skyward Specialty Insurance Group, Inc.*	16,875	803
Slide Insurance Holdings, Inc.* †	12,859	203
Stewart Information Services Corp.	13,148	964
Tiptree, Inc.	11,209	215
Trupanion, Inc.*	17,520	758
United Fire Group, Inc.	9,830	299
Universal Insurance Holdings, Inc.†	11,999	316
		26,421
Interactive Media & Services – 0.6%
Angi, Inc.*	19,076	310
Arena Group Holdings (The), Inc.*	6,247	34
Bumble, Inc., Class A*	34,320	209
Cargurus, Inc.*	38,900	1,448
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Interactive Media & Services – 0.6%continued
Cars.com, Inc.*	27,115	$331
EverQuote, Inc., Class A*	13,034	298
fuboTV, Inc.* †	157,694	655
Getty Images Holdings, Inc.* †	51,504	102
Grindr, Inc.*	15,730	236
MediaAlpha, Inc., Class A*	15,849	180
Nextdoor Holdings, Inc.*	98,997	207
QuinStreet, Inc.*	25,661	397
Rumble, Inc.* †	49,922	362
Shutterstock, Inc.	11,527	240
Teads Holding Co.* †	17,759	29
Travelzoo* †	3,053	30
TripAdvisor, Inc.*	55,009	895
TrueCar, Inc.*	36,804	68
Vimeo, Inc.*	70,158	544
Webtoon Entertainment, Inc.* †	8,540	166
Yelp, Inc.*	29,244	912
Ziff Davis, Inc.*	19,710	751
ZipRecruiter, Inc., Class A*	32,662	138
		8,542
IT Services – 0.5%
Applied Digital Corp.* †	101,334	2,325
ASGN, Inc.*	20,218	957
Backblaze, Inc., Class A*	24,996	232
BigBear.ai Holdings, Inc.* †	136,692	891
Commerce.com, Inc.*	31,680	158
Crexendo, Inc.*	7,788	51
CSP, Inc.†	3,812	44
DigitalOcean Holdings, Inc.*	32,336	1,104
Fastly, Inc., Class A*	64,663	553
Grid Dynamics Holdings, Inc.*	31,258	241
Hackett Group (The), Inc.	11,734	223
Information Services Group, Inc.	17,580	101
Rackspace Technology, Inc.* †	36,687	52
TSS, Inc.* †	8,641	156
Tucows, Inc., Class A* †	3,507	65
Unisys Corp.*	32,507	127
VTEX, Class A*	27,082	119
		7,399
Leisure Products – 0.5%
Acushnet Holdings Corp.	13,040	1,023
American Outdoor Brands, Inc.* †	5,861	51
Clarus Corp.†	14,054	49
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  165 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Leisure Products – 0.5%continued
Escalade, Inc.†	4,767	$60
Funko, Inc., Class A*	18,272	63
JAKKS Pacific, Inc.	4,202	79
Johnson Outdoors, Inc., Class A	2,539	102
Latham Group, Inc.*	21,094	160
Malibu Boats, Inc., Class A*	8,590	279
Marine Products Corp.	4,859	43
MasterCraft Boat Holdings, Inc.* †	7,778	167
Outdoor Holding Co.* †	44,203	65
Peloton Interactive, Inc., Class A*	178,308	1,605
Polaris, Inc.	25,196	1,465
Smith & Wesson Brands, Inc.	20,614	203
Sturm Ruger & Co., Inc.	7,551	328
Topgolf Callaway Brands Corp.*	62,271	592
		6,334
Life Sciences Tools & Services – 0.4%
10X Genomics, Inc., Class A*	50,527	591
Adaptive Biotechnologies Corp.*	70,589	1,056
Alpha Teknova, Inc.* †	5,375	33
Atlantic International Corp.*	7,123	22
Azenta, Inc.*	19,225	552
BioLife Solutions, Inc.*	17,818	454
Codexis, Inc.*	40,794	100
CryoPort, Inc.*	23,023	218
Cytek Biosciences, Inc.*	55,838	194
Fortrea Holdings, Inc.*	42,604	359
Ginkgo Bioworks Holdings, Inc.* †	18,510	270
Lifecore Biomedical, Inc.*	12,931	95
Maravai LifeSciences Holdings, Inc., Class A*	52,822	152
MaxCyte, Inc.*	51,471	81
Mesa Laboratories, Inc.	2,458	165
Niagen Bioscience, Inc.*	24,641	230
Omniab, Inc.(1) *	3,016	—
OmniAb, Inc.*	47,610	76
Omniab, Inc. (NASDAQ Exchange)(1) *	3,016	—
Pacific Biosciences of California, Inc.* †	132,790	170
Personalis, Inc.* †	23,499	153
Quanterix Corp.*	19,243	104
Quantum-Si, Inc.* †	73,490	104
Standard BioTools, Inc.*	140,261	182
		5,361
Machinery – 3.8%
3D Systems Corp.* †	63,836	185
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Machinery – 3.8%continued
Aebi Schmidt Holding A.G.	17,431	$217
AirJoule Technologies Corp.* †	12,512	59
Alamo Group, Inc.†	4,890	933
Albany International Corp., Class A	14,253	760
Astec Industries, Inc.	10,858	523
Atmus Filtration Technologies, Inc.	39,487	1,780
Blue Bird Corp.*	14,987	862
Chart Industries, Inc.*	21,396	4,282
Columbus McKinnon Corp.	13,496	193
Douglas Dynamics, Inc.	10,816	338
Eastern (The) Co.	2,827	66
Energy Recovery, Inc.*	24,946	385
Enerpac Tool Group Corp.	25,626	1,051
Enpro, Inc.	9,994	2,259
ESCO Technologies, Inc.	12,309	2,599
Federal Signal Corp.	28,420	3,382
Franklin Electric Co., Inc.	18,896	1,799
Gencor Industries, Inc.*	4,925	72
Gorman-Rupp (The) Co.	9,792	454
Graham Corp.*	4,914	270
Greenbrier (The) Cos., Inc.	14,290	660
Helios Technologies, Inc.	15,674	817
Hillenbrand, Inc.	33,351	902
Hillman Solutions Corp.*	93,466	858
Hyster-Yale, Inc.	5,500	203
JBT Marel Corp.	24,715	3,471
Kadant, Inc.	5,570	1,657
Kennametal, Inc.	35,960	753
L.B. Foster Co., Class A*	4,758	128
Lindsay Corp.	5,136	722
Luxfer Holdings PLC	12,390	172
Manitowoc (The) Co., Inc.*	16,203	162
Mayville Engineering Co., Inc.*	7,068	97
Microvast Holdings, Inc.*	93,846	361
Miller Industries, Inc.	5,186	210
Mueller Water Products, Inc., Class A	73,815	1,884
Omega Flex, Inc.	1,696	53
Palladyne AI Corp.* †	11,239	97
Park-Ohio Holdings Corp.	4,758	101
Proto Labs, Inc.*	11,227	562
REV Group, Inc.	22,971	1,302
Richtech Robotics, Inc., Class B* †	33,626	144
SPX Technologies, Inc.*	22,813	4,261
Standex International Corp.	5,687	1,205
See Notes to the Financial Statements.
EQUITY FUNDS 166 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Machinery – 3.8%continued
Tennant Co.	8,867	$719
Terex Corp.	30,521	1,566
Titan International, Inc.*	22,874	173
Trinity Industries, Inc.	38,726	1,086
Wabash National Corp.	18,992	187
Watts Water Technologies, Inc., Class A	13,002	3,631
Worthington Enterprises, Inc.	14,871	825
		51,438
Marine Transportation – 0.2%
Costamare Bulkers Holdings Ltd.*	4,191	60
Costamare, Inc.	20,946	250
Genco Shipping & Trading Ltd.	15,977	284
Himalaya Shipping Ltd.* †	14,318	118
Matson, Inc.	15,388	1,517
Pangaea Logistics Solutions Ltd.	14,494	74
Safe Bulkers, Inc.	27,352	121
		2,424
Media – 1.0%
Advantage Solutions, Inc.* †	47,327	72
Altice U.S.A., Inc., Class A* †	121,195	292
AMC Networks, Inc., Class A*	15,726	130
Boston Omaha Corp., Class A* †	10,554	138
Cable One, Inc.	2,437	432
EchoStar Corp., Class A*	64,162	4,899
Emerald Holding, Inc.†	7,925	40
Entravision Communications Corp., Class A	31,678	74
EW Scripps (The) Co., Class A*	29,527	73
Gambling.com Group Ltd.*	7,791	64
Gannett Co., Inc.*	66,387	274
Gray Media, Inc.	41,506	240
Ibotta, Inc., Class A* †	6,581	183
iHeartMedia, Inc., Class A*	57,323	165
Integral Ad Science Holding Corp.*	35,598	362
John Wiley & Sons, Inc., Class A	19,475	788
Magnite, Inc.*	66,167	1,441
National CineMedia, Inc.	30,998	140
Newsmax, Inc.*	5,643	70
Nexxen International Ltd.* †	17,748	164
PubMatic, Inc., Class A*	19,598	162
Scholastic Corp.	9,584	262
Sinclair, Inc.	18,216	275
Stagwell, Inc.*	54,231	305
TechTarget, Inc.*	14,351	83
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Media – 1.0%continued
TEGNA, Inc.	76,090	$1,547
Thryv Holdings, Inc.*	17,479	211
WideOpenWest, Inc.*	23,761	123
		13,009
Metals & Mining – 2.0%
Alpha Metallurgical Resources, Inc.*	5,535	908
American Battery Technology Co.*	43,803	213
Ascent Industries Co.*	3,621	47
Caledonia Mining Corp. PLC	7,836	284
Century Aluminum Co.*	24,995	734
Coeur Mining, Inc.*	302,991	5,684
Commercial Metals Co.	53,650	3,073
Compass Minerals International, Inc.*	16,288	313
Constellium S.E.*	67,324	1,002
Contango ORE, Inc.* †	4,146	103
Critical Metals Corp.* †	15,964	99
Dakota Gold Corp.* †	39,808	181
Ferroglobe PLC†	55,865	254
Friedman Industries, Inc.	3,448	75
Hecla Mining Co.	283,885	3,435
Idaho Strategic Resources, Inc.* †	6,147	208
Ivanhoe Electric, Inc.*	40,441	508
Kaiser Aluminum Corp.	7,613	587
Lifezone Metals Ltd.* †	13,284	73
MAC Copper Ltd.*	29,004	354
Materion Corp.	9,786	1,182
Metallus, Inc.* †	17,289	286
NioCorp. Developments Ltd.* †	32,757	219
Novagold Resources, Inc.*	143,314	1,261
Olympic Steel, Inc.†	4,602	140
Perpetua Resources Corp.*	35,545	719
Ramaco Resources, Inc., Class A*	13,570	450
Ryerson Holding Corp.†	12,799	293
SSR Mining, Inc.*	96,383	2,354
SunCoke Energy, Inc.	40,186	328
Tredegar Corp.*	12,553	101
U.S. Gold Corp.* †	5,404	89
United States Antimony Corp.* †	43,993	273
US Goldmining, Inc.* †	1,043	13
Vox Royalty Corp.†	22,581	97
Warrior Met Coal, Inc.	24,661	1,569
Worthington Steel, Inc.	15,522	472
		27,981
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  167 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Mortgage Real Estate Investment Trusts – 0.9%
ACRES Commercial Realty Corp.*	2,819	$60
Adamas Trust, Inc.	40,041	279
Advanced Flower Capital, Inc.†	10,142	39
AG Mortgage Investment Trust, Inc.	13,532	98
Angel Oak Mortgage REIT, Inc.	6,431	60
Apollo Commercial Real Estate Finance, Inc.	66,074	669
Arbor Realty Trust, Inc.†	90,293	1,102
Ares Commercial Real Estate Corp.†	25,842	117
ARMOUR Residential REIT, Inc.†	52,410	783
Blackstone Mortgage Trust, Inc., Class A†	77,130	1,420
BrightSpire Capital, Inc.	60,480	328
Chicago Atlantic Real Estate Finance, Inc.†	8,554	109
Chimera Investment Corp.	37,558	497
Claros Mortgage Trust, Inc.	44,420	147
Dynex Capital, Inc.†	62,122	763
Ellington Financial, Inc.	43,814	569
Franklin BSP Realty Trust, Inc.	38,996	424
Invesco Mortgage Capital, Inc.†	31,712	240
KKR Real Estate Finance Trust, Inc.†	26,732	241
Ladder Capital Corp.	53,928	588
Lument Finance Trust, Inc.†	21,851	44
MFA Financial, Inc.	48,813	449
Nexpoint Real Estate Finance, Inc.†	3,657	52
Orchid Island Capital, Inc.†	59,783	419
PennyMac Mortgage Investment Trust	41,432	508
Ready Capital Corp.†	78,197	303
Redwood Trust, Inc.	62,201	360
Rithm Property Trust, Inc.	18,811	47
Seven Hills Realty Trust	6,964	72
Sunrise Realty Trust, Inc.†	5,330	55
TPG RE Finance Trust, Inc.	31,874	273
Two Harbors Investment Corp.	49,127	485
		11,600
Multi-Utilities – 0.4%
Avista Corp.	38,176	1,443
Black Hills Corp.	34,477	2,123
Northwestern Energy Group, Inc.	29,255	1,715
TXNM Energy, Inc.(1)	50,000	—
Unitil Corp.	7,511	360
		5,641
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Office Real Estate Investment Trusts – 0.7%
Brandywine Realty Trust†	80,659	$336
City Office REIT, Inc.	18,302	127
COPT Defense Properties	53,992	1,569
Douglas Emmett, Inc.	76,552	1,192
Easterly Government Properties, Inc.	19,282	442
Empire State Realty Trust, Inc., Class A	64,735	496
Franklin Street Properties Corp.	39,152	63
Hudson Pacific Properties, Inc.*	173,264	478
JBG SMITH Properties†	29,531	657
NET Lease Office Properties	7,098	211
Paramount Group, Inc.*	88,239	577
Peakstone Realty Trust	17,444	229
Piedmont Realty Trust, Inc.	58,973	531
Postal Realty Trust, Inc., Class A	10,737	168
SL Green Realty Corp.	33,973	2,032
		9,108
Oil, Gas & Consumable Fuels – 3.2%
Ardmore Shipping Corp.	16,389	195
Berry Corp.	37,182	141
BKV Corp.* †	7,855	182
California Resources Corp.	32,054	1,705
Calumet, Inc.* †	32,574	594
Centrus Energy Corp., Class A* †	7,442	2,308
Clean Energy Fuels Corp.*	81,902	211
CNX Resources Corp.*	64,733	2,079
Comstock Resources, Inc.*	35,018	694
Core Natural Resources, Inc.	24,668	2,059
Crescent Energy Co., Class A†	84,495	754
CVR Energy, Inc.*	14,695	536
Delek U.S. Holdings, Inc.	28,225	911
DHT Holdings, Inc.	60,211	719
Diversified Energy Co. PLC	27,051	379
Dorian LPG Ltd.	17,531	522
Empire Petroleum Corp.* †	8,713	39
Encore Energy Corp.* †	86,560	278
Energy Fuels, Inc.* †	101,472	1,558
Epsilon Energy Ltd.	9,285	47
Evolution Petroleum Corp.†	14,706	71
Excelerate Energy, Inc., Class A	10,841	273
FLEX LNG Ltd.* †	14,746	372
FutureFuel Corp.	13,512	52
Gevo, Inc.* †	109,797	215
Golar LNG Ltd.†	47,254	1,910
Granite Ridge Resources, Inc.	25,432	138
See Notes to the Financial Statements.
EQUITY FUNDS 168 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Oil, Gas & Consumable Fuels – 3.2%continued
Green Plains, Inc.*	30,266	$266
Gulfport Energy Corp.*	7,539	1,364
HighPeak Energy, Inc.†	8,723	62
Infinity Natural Resources, Inc., Class A* †	7,203	94
International Seaways, Inc.†	19,027	877
Kinetik Holdings, Inc.†	20,897	893
Kolibri Global Energy, Inc.* †	14,089	78
Kosmos Energy Ltd.*	221,748	368
Lightbridge Corp.*	10,208	216
Magnolia Oil & Gas Corp., Class A	88,225	2,106
Murphy Oil Corp.	63,982	1,818
NACCO Industries, Inc., Class A	2,009	85
Navigator Holdings Ltd.	15,287	237
New Fortress Energy, Inc.* †	79,593	176
NextDecade Corp.*	63,197	429
NextNRG, Inc.* †	9,846	18
Nordic American Tankers Ltd.	96,359	303
Northern Oil & Gas, Inc.†	45,825	1,136
OPAL Fuels, Inc., Class A* †	10,629	23
Par Pacific Holdings, Inc.*	23,960	849
PBF Energy, Inc., Class A	39,636	1,196
Peabody Energy Corp.	57,878	1,535
Prairie Operating Co.* †	11,330	22
PrimeEnergy Resources Corp.* †	200	33
REX American Resources Corp.*	14,075	431
Riley Exploration Permian, Inc.	6,319	171
Sable Offshore Corp.*	35,951	628
SandRidge Energy, Inc.	16,916	191
Scorpio Tankers, Inc.	21,048	1,180
SFL Corp. Ltd.	57,158	430
SM Energy Co.	53,970	1,348
Summit Midstream Corp.*	4,407	90
Talos Energy, Inc.*	56,706	544
Teekay Corp. Ltd.	24,797	203
Teekay Tankers Ltd., Class A	11,363	574
Uranium Energy Corp.*	201,272	2,685
VAALCO Energy, Inc.	48,489	195
Verde Clean Fuels, Inc.* †	4,407	13
Vital Energy, Inc.*	14,131	239
Vitesse Energy, Inc.†	13,805	321
W&T Offshore, Inc.†	46,725	85
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Oil, Gas & Consumable Fuels – 3.2%continued
World Kinect Corp.	26,090	$677
XCF Global, Inc., Class A*	21,918	29
		43,160
Paper & Forest Products – 0.1%
Clearwater Paper Corp.*	7,421	154
Magnera Corp.* †	15,521	182
Sylvamo Corp.	16,226	717
		1,053
Passenger Airlines – 0.5%
Allegiant Travel Co.*	6,818	414
flyExclusive, Inc.* †	2,844	14
Frontier Group Holdings, Inc.* †	40,212	178
JetBlue Airways Corp.*	155,907	767
Joby Aviation, Inc.* †	218,234	3,522
SkyWest, Inc.*	19,136	1,925
Strata Critical Medical, Inc.* †	30,534	155
Sun Country Airlines Holdings, Inc.*	24,055	284
		7,259
Personal Care Products – 0.2%
Beauty Health (The) Co.* †	54,661	109
Edgewell Personal Care Co.	21,412	436
FitLife Brands, Inc.* †	2,203	44
Herbalife Ltd.*	47,758	403
Honest (The) Co., Inc.* †	43,724	161
Interparfums, Inc.	8,665	852
Lifevantage Corp.†	5,049	49
Medifast, Inc.* †	5,094	70
Nature's Sunshine Products, Inc.*	8,442	131
Nu Skin Enterprises, Inc., Class A	23,056	281
Olaplex Holdings, Inc.* †	65,787	86
USANA Health Sciences, Inc.*	5,106	141
Waldencast PLC, Class A* †	20,301	40
		2,803
Pharmaceuticals – 2.0%
Aardvark Therapeutics, Inc.*	2,818	37
Aclaris Therapeutics, Inc.*	42,210	80
Alumis, Inc.* †	26,113	104
Amneal Pharmaceuticals, Inc.*	71,149	712
Amphastar Pharmaceuticals, Inc.*	17,294	461
Amylyx Pharmaceuticals, Inc.*	32,796	446
ANI Pharmaceuticals, Inc.*	8,608	788
Aquestive Therapeutics, Inc.* †	39,958	223
Arvinas, Inc.*	31,075	265
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  169 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Pharmaceuticals – 2.0%continued
Atea Pharmaceuticals, Inc.*	37,769	$109
Avadel Pharmaceuticals PLC*	42,225	645
Axsome Therapeutics, Inc.*	19,127	2,323
BioAge Labs, Inc.* †	11,244	66
Biote Corp., Class A*	14,017	42
Collegium Pharmaceutical, Inc.*	15,166	531
CorMedix, Inc.* †	32,969	383
Crinetics Pharmaceuticals, Inc.*	42,717	1,779
Edgewise Therapeutics, Inc.*	31,844	516
Enliven Therapeutics, Inc.* †	19,667	403
Esperion Therapeutics, Inc.* †	93,482	248
Eton Pharmaceuticals, Inc.* †	11,836	257
Evolus, Inc.*	28,045	172
EyePoint Pharmaceuticals, Inc.*	27,451	391
Fulcrum Therapeutics, Inc.*	20,785	191
Harmony Biosciences Holdings, Inc.*	20,652	569
Harrow, Inc.*	14,917	719
Indivior PLC*	57,380	1,383
Innoviva, Inc.*	29,737	543
Journey Medical Corp.* †	5,901	42
LENZ Therapeutics, Inc.* †	7,591	354
Ligand Pharmaceuticals, Inc.*	9,018	1,597
Liquidia Corp.*	30,365	690
Maze Therapeutics, Inc.*	9,280	241
MBX Biosciences, Inc.* †	7,242	127
MediWound Ltd.* †	3,996	72
Mind Medicine MindMed, Inc.* †	34,860	411
Nuvation Bio, Inc.* †	116,718	432
Ocular Therapeutix, Inc.*	66,413	776
Omeros Corp.* †	31,668	130
Pacira BioSciences, Inc.*	21,768	561
Phathom Pharmaceuticals, Inc.* †	19,872	234
Phibro Animal Health Corp., Class A	9,691	392
Prestige Consumer Healthcare, Inc.*	23,406	1,461
Rapport Therapeutics, Inc.* †	8,166	243
scPharmaceuticals, Inc.*	18,658	106
Septerna, Inc.* †	10,329	194
SIGA Technologies, Inc.	19,707	180
Supernus Pharmaceuticals, Inc.*	25,519	1,220
Tarsus Pharmaceuticals, Inc.*	18,519	1,101
Terns Pharmaceuticals, Inc.*	34,040	256
Theravance Biopharma, Inc.*	17,592	257
Third Harmonic Bio, Inc.(1) * †	11,686	—
Trevi Therapeutics, Inc.*	41,282	378
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Pharmaceuticals – 2.0%continued
Tvardi Therapeutics, Inc.* †	2,228	$87
WaVe Life Sciences Ltd.*	52,493	384
Xeris Biopharma Holdings, Inc.*	72,549	591
Zevra Therapeutics, Inc.*	25,544	243
		27,146
Professional Services – 1.9%
Acuren Corp.*	80,519	1,072
Alight, Inc., Class A	203,474	663
Asure Software, Inc.*	12,798	105
Barrett Business Services, Inc.	11,890	527
BlackSky Technology, Inc.* †	14,671	296
CBIZ, Inc.*	23,362	1,237
Conduent, Inc.*	71,081	199
CRA International, Inc.	3,133	653
CSG Systems International, Inc.	13,190	849
Exponent, Inc.	24,015	1,669
First Advantage Corp.* †	37,362	575
Forrester Research, Inc.*	5,428	58
Franklin Covey Co.*	5,040	98
Heidrick & Struggles International, Inc.	9,700	483
HireQuest, Inc.†	2,737	26
Huron Consulting Group, Inc.*	8,075	1,185
IBEX Holdings Ltd.*	5,090	206
ICF International, Inc.	8,681	806
Innodata, Inc.* †	14,543	1,121
Insperity, Inc.	17,065	840
Kelly Services, Inc., Class A	14,211	186
Kforce, Inc.	8,414	252
Korn Ferry	24,459	1,712
Legalzoom.com, Inc.*	56,057	582
Maximus, Inc.	26,784	2,447
Mistras Group, Inc.*	8,361	82
Planet Labs PBC*	110,391	1,433
RCM Technologies, Inc.*	2,537	67
Resolute Holdings Management, Inc.* †	2,007	145
Resources Connection, Inc.	15,278	77
Skillsoft Corp.*	2,139	28
Spire Global, Inc.* †	12,874	141
TriNet Group, Inc.	14,159	947
TrueBlue, Inc.*	13,420	82
TTEC Holdings, Inc.* †	9,649	32
Upwork, Inc.*	58,190	1,081
Verra Mobility Corp.*	75,486	1,865
See Notes to the Financial Statements.
EQUITY FUNDS 170 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Professional Services – 1.9%continued
Willdan Group, Inc.*	6,572	$635
WNS Holdings Ltd.*	17,761	1,355
		25,817
Real Estate Management & Development – 0.7%
American Realty Investors, Inc.* †	890	15
Anywhere Real Estate, Inc.*	50,221	532
Compass, Inc., Class A*	220,948	1,774
Cushman & Wakefield PLC*	109,530	1,744
Douglas Elliman, Inc.*	36,257	104
eXp World Holdings, Inc.†	41,043	437
Forestar Group, Inc.*	9,083	241
FRP Holdings, Inc.*	5,646	137
Kennedy-Wilson Holdings, Inc.	56,352	469
Logistic Properties of The Americas* †	1,801	8
Marcus & Millichap, Inc.	11,196	329
Maui Land & Pineapple Co., Inc.*	3,524	66
Newmark Group, Inc., Class A	73,562	1,372
RE/MAX Holdings, Inc., Class A*	9,170	86
Real Brokerage (The), Inc.* †	50,127	209
RMR Group (The), Inc., Class A	7,246	114
Seaport Entertainment Group, Inc.* †	3,735	86
St. Joe (The) Co.	17,945	888
Stratus Properties, Inc.* †	3,449	73
Tejon Ranch Co.*	10,112	162
Transcontinental Realty Investors, Inc.*	1,036	48
		8,894
Residential Real Estate Investment Trusts – 0.4%
Apartment Investment and Management Co., Class A	61,886	491
BRT Apartments Corp.	5,442	85
Centerspace	7,947	468
Clipper Realty, Inc.†	7,045	27
Elme Communities	41,533	700
Independence Realty Trust, Inc.	111,284	1,824
NexPoint Residential Trust, Inc.	10,526	339
UMH Properties, Inc.	37,618	559
Veris Residential, Inc.	36,829	560
		5,053
Retail Real Estate Investment Trusts – 1.2%
Acadia Realty Trust	62,292	1,255
Alexander's, Inc.	1,023	240
CBL & Associates Properties, Inc.	8,494	260
Curbline Properties Corp.	45,739	1,020
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Retail Real Estate Investment Trusts – 1.2%continued
FrontView REIT, Inc.	9,411	$129
Getty Realty Corp.	25,093	673
InvenTrust Properties Corp.	36,834	1,054
Kite Realty Group Trust	104,362	2,327
Macerich (The) Co.	120,073	2,185
NETSTREIT Corp.†	44,947	812
Phillips Edison & Co., Inc.	59,815	2,054
Saul Centers, Inc.†	5,816	185
SITE Centers Corp.	23,722	214
Tanger, Inc.	52,969	1,793
Urban Edge Properties	60,158	1,231
Whitestone REIT	21,288	261
		15,693
Semiconductors & Semiconductor Equipment – 3.5%
ACM Research, Inc., Class A*	23,913	936
Aehr Test Systems* †	13,462	405
Aeluma, Inc.* †	4,418	71
Alpha & Omega Semiconductor Ltd.*	11,812	330
Ambarella, Inc.*	19,262	1,589
Ambiq Micro, Inc.*	2,369	71
Atomera, Inc.* †	13,876	61
Axcelis Technologies, Inc.*	15,248	1,489
Blaize Holdings, Inc.* †	35,820	124
CEVA, Inc.*	11,041	292
Cohu, Inc.* †	21,504	437
Credo Technology Group Holding Ltd.*	70,085	10,205
Diodes, Inc.*	21,685	1,154
FormFactor, Inc.*	36,843	1,342
Ichor Holdings Ltd.*	16,011	281
Impinj, Inc.*	12,278	2,219
indie Semiconductor, Inc., Class A* †	91,469	372
Kopin Corp.* †	75,153	183
Kulicke & Soffa Industries, Inc.	24,400	992
MaxLinear, Inc.*	38,548	620
Navitas Semiconductor Corp.* †	63,252	457
NVE Corp.	2,303	150
PDF Solutions, Inc.*	15,026	388
Penguin Solutions, Inc.*	24,563	646
Photronics, Inc.*	27,552	632
Power Integrations, Inc.	26,824	1,079
Rambus, Inc.*	51,048	5,319
Rigetti Computing, Inc.* †	151,149	4,503
Semtech Corp.*	41,250	2,947
Silicon Laboratories, Inc.*	15,255	2,000
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  171 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Semiconductors & Semiconductor Equipment – 3.5%continued
SiTime Corp.*	10,087	$3,039
SkyWater Technology, Inc.* †	12,398	231
Synaptics, Inc.*	18,125	1,239
Ultra Clean Holdings, Inc.*	21,096	575
Veeco Instruments, Inc.*	27,057	823
		47,201
Software – 6.3%
8x8, Inc.*	62,651	133
A10 Networks, Inc.	34,082	619
ACI Worldwide, Inc.*	49,893	2,633
Adeia, Inc.	51,348	863
Agilysys, Inc.*	12,243	1,289
Airship AI Holdings, Inc.* †	9,490	49
Alarm.com Holdings, Inc.*	22,566	1,198
Alkami Technology, Inc.* †	32,242	801
Amplitude, Inc., Class A*	41,619	446
Appian Corp., Class A*	18,565	567
Arteris, Inc.*	13,916	141
Asana, Inc., Class A*	40,893	546
AudioEye, Inc.*	4,247	59
AvePoint, Inc.*	62,859	943
Bit Digital, Inc.* †	148,347	445
Bitdeer Technologies Group, Class A* †	42,432	725
Blackbaud, Inc.*	18,106	1,164
BlackLine, Inc.*	24,635	1,308
Blend Labs, Inc., Class A*	97,987	358
Box, Inc., Class A*	66,501	2,146
Braze, Inc., Class A*	37,684	1,072
C3.ai, Inc., Class A* †	57,884	1,004
Cerence, Inc.*	19,211	239
Cipher Mining, Inc.* †	125,359	1,578
Cleanspark, Inc.* †	131,223	1,903
Clear Secure, Inc., Class A	39,598	1,322
Clearwater Analytics Holdings, Inc., Class A*	116,730	2,103
Commvault Systems, Inc.*	21,157	3,994
Consensus Cloud Solutions, Inc.*	9,029	265
Core Scientific, Inc.* †	134,445	2,412
CoreCard Corp.*	2,640	71
CS Disco, Inc.*	12,157	79
Daily Journal Corp.*	593	276
Digimarc Corp.* †	7,907	77
Digital Turbine, Inc.*	49,479	317
Domo, Inc., Class B*	15,303	242
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Software – 6.3%continued
D-Wave Quantum, Inc.*	146,141	$3,611
eGain Corp.*	9,032	79
EverCommerce, Inc.* †	7,385	82
Expensify, Inc., Class A*	28,453	53
Five9, Inc.*	36,068	873
Freshworks, Inc., Class A*	94,830	1,116
Hut 8 Corp.*	44,571	1,551
I3 Verticals, Inc., Class A* †	10,827	351
Intapp, Inc.*	26,726	1,093
InterDigital, Inc.†	12,265	4,234
Jamf Holding Corp.*	33,739	361
Kaltura, Inc.*	42,560	61
Life360, Inc.* †	7,609	809
LiveRamp Holdings, Inc.*	30,565	829
MARA Holdings, Inc.* †	175,783	3,210
Mercurity Fintech Holding, Inc.* †	14,922	367
Meridianlink, Inc.*	14,975	298
Mitek Systems, Inc.*	20,961	205
N-able, Inc.*	33,784	263
NCR Voyix Corp.*	65,632	824
NextNav, Inc.* †	41,605	595
ON24, Inc.*	18,523	106
OneSpan, Inc.	17,056	271
Ooma, Inc.* †	12,217	146
Pagaya Technologies Ltd., Class A*	21,760	646
PagerDuty, Inc.*	40,229	665
PAR Technology Corp.* †	18,936	749
Porch Group, Inc.*	38,083	639
Progress Software Corp.*	20,275	891
PROS Holdings, Inc.* †	20,573	471
Q2 Holdings, Inc.*	29,432	2,131
Qualys, Inc.*	17,298	2,289
Rapid7, Inc.*	30,175	566
Red Violet, Inc.	5,354	280
ReposiTrak, Inc.†	5,445	81
Rezolve AI PLC* †	68,293	340
Rimini Street, Inc.*	23,204	109
Riot Platforms, Inc.*	164,942	3,139
Sapiens International Corp. N.V.	14,703	632
SEMrush Holdings, Inc., Class A*	24,513	174
Silvaco Group, Inc.* †	4,963	27
SoundHound AI, Inc., Class A* †	173,202	2,785
SoundThinking, Inc.*	5,017	60
Sprinklr, Inc., Class A*	52,553	406
See Notes to the Financial Statements.
EQUITY FUNDS 172 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Software – 6.3%continued
Sprout Social, Inc., Class A*	24,224	$313
SPS Commerce, Inc.*	18,012	1,876
Synchronoss Technologies, Inc.*	4,992	30
Telos Corp.* †	25,839	177
Tenable Holdings, Inc.*	57,350	1,672
Terawulf, Inc.* †	134,200	1,533
Varonis Systems, Inc.*	52,198	3,000
Verint Systems, Inc.*	28,395	575
Vertex, Inc., Class A*	30,726	762
Viant Technology, Inc., Class A*	6,426	55
Weave Communications, Inc.*	27,724	185
WM Technology, Inc.*	41,501	48
Workiva, Inc.*	23,776	2,047
Xperi, Inc.*	21,753	141
Yext, Inc.*	47,837	408
Zeta Global Holdings Corp., Class A*	88,092	1,750
		86,427
Specialized Real Estate Investment Trusts – 0.4%
Farmland Partners, Inc.†	19,715	215
Four Corners Property Trust, Inc.	47,109	1,149
Gladstone Land Corp.†	15,834	145
Outfront Media, Inc.	65,987	1,209
PotlatchDeltic Corp.	37,088	1,511
Safehold, Inc.	26,404	409
Smartstop Self Storage REIT, Inc.†	14,765	556
		5,194
Specialty Retail – 2.2%
1-800-Flowers.com, Inc., Class A* †	10,341	48
Abercrombie & Fitch Co., Class A*	22,281	1,906
Academy Sports & Outdoors, Inc.	31,352	1,568
Advance Auto Parts, Inc.†	28,385	1,743
American Eagle Outfitters, Inc.	76,854	1,315
America's Car-Mart, Inc.*	3,515	103
Arhaus, Inc.*	24,112	256
Arko Corp.	36,761	168
Asbury Automotive Group, Inc.*	9,287	2,270
BARK, Inc.* †	44,383	37
Barnes & Noble Education, Inc.*	8,257	82
Bed Bath & Beyond, Inc.*	25,882	253
Boot Barn Holdings, Inc.*	14,552	2,411
Buckle (The), Inc.	14,934	876
Build-A-Bear Workshop, Inc.	5,902	385
Caleres, Inc.	15,486	202
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Specialty Retail – 2.2%continued
Camping World Holdings, Inc., Class A	28,372	$448
Citi Trends, Inc.*	2,290	71
Designer Brands, Inc., Class A†	16,870	60
Envela Corp.*	3,960	31
EVgo, Inc.* †	59,898	283
Genesco, Inc.*	4,771	138
Group 1 Automotive, Inc.	5,962	2,608
Haverty Furniture Cos., Inc.	6,510	143
J Jill, Inc.	3,782	65
Lands' End, Inc.* †	5,795	82
MarineMax, Inc.*	8,866	225
Monro, Inc.	14,120	254
National Vision Holdings, Inc.*	36,820	1,075
ODP (The) Corp.*	12,968	361
OneWater Marine, Inc., Class A* †	5,341	85
Petco Health & Wellness Co., Inc.*	36,743	142
RealReal (The), Inc.* †	45,229	481
Revolve Group, Inc.*	18,901	403
Sally Beauty Holdings, Inc.*	47,764	778
Shoe Carnival, Inc.	8,645	180
Signet Jewelers Ltd.	18,949	1,818
Sleep Number Corp.* †	9,001	63
Sonic Automotive, Inc., Class A	7,071	538
Stitch Fix, Inc., Class A*	49,658	216
ThredUp, Inc., Class A*	43,650	412
Tile Shop Holdings, Inc.*	14,418	87
Torrid Holdings, Inc.* †	19,626	34
Upbound Group, Inc.	24,763	585
Urban Outfitters, Inc.*	28,941	2,067
Victoria's Secret & Co.*	32,749	889
Warby Parker, Inc., Class A*	46,414	1,280
Winmark Corp.	1,409	701
Zumiez, Inc.*	6,827	134
		30,360
Technology Hardware, Storage & Peripherals – 0.8%
CompoSecure, Inc., Class A*	20,816	433
Corsair Gaming, Inc.*	22,293	199
CPI Card Group, Inc.*	2,819	43
Diebold Nixdorf, Inc.*	12,006	685
Eastman Kodak Co.* †	29,876	191
Immersion Corp.	13,215	97
IonQ, Inc.* †	130,809	8,045
Quantum Computing, Inc.* †	63,478	1,168
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  173 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Technology Hardware, Storage & Peripherals – 0.8%continued
Turtle Beach Corp.*	6,991	$111
Xerox Holdings Corp.†	56,068	211
		11,183
Textiles, Apparel & Luxury Goods – 0.6%
Capri Holdings Ltd.*	54,922	1,094
Carter's, Inc.	16,835	475
Ermenegildo Zegna N.V.†	28,717	271
Figs, Inc., Class A*	41,574	278
G-III Apparel Group Ltd.*	18,237	485
Hanesbrands, Inc.*	166,034	1,094
Kontoor Brands, Inc.	26,061	2,079
Lakeland Industries, Inc.†	4,726	70
Movado Group, Inc.	7,245	138
Oxford Industries, Inc.	6,660	270
Rocky Brands, Inc.	3,495	104
Steven Madden Ltd.	33,895	1,135
Superior Group of Cos., Inc.	5,348	57
Wolverine World Wide, Inc.†	38,102	1,046
		8,596
Tobacco – 0.1%
Ispire Technology, Inc.* †	8,437	22
Turning Point Brands, Inc.	8,095	800
Universal Corp.	11,475	641
		1,463
Trading Companies & Distributors – 1.1%
Alta Equipment Group, Inc.	9,596	69
BlueLinx Holdings, Inc.*	3,595	263
Boise Cascade Co.	17,820	1,378
Custom Truck One Source, Inc.*	28,184	181
Distribution Solutions Group, Inc.* †	4,573	138
DNOW, Inc.*	49,200	750
DXP Enterprises, Inc.*	6,151	732
EVI Industries, Inc.	2,605	82
GATX Corp.	16,997	2,971
Global Industrial Co.	6,685	245
Herc Holdings, Inc.	15,456	1,803
Hudson Technologies, Inc.*	18,397	183
Karat Packaging, Inc.	4,253	107
McGrath RentCorp†	11,624	1,364
MRC Global, Inc.*	39,633	572
NPK International, Inc.*	36,700	415
Rush Enterprises, Inc., Class A	28,878	1,544
Rush Enterprises, Inc., Class B†	4,082	234
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 98.1%continued
Trading Companies & Distributors – 1.1%continued
Titan Machinery, Inc.*	9,959	$167
Transcat, Inc.*	4,330	317
Willis Lease Finance Corp.	1,356	186
Xometry, Inc., Class A*	20,554	1,120
		14,821
Transportation Infrastructure – 0.0%
Sky Harbour Group Corp.* †	10,520	104
Water Utilities – 0.3%
American States Water Co.†	18,192	1,334
Cadiz, Inc.*	27,110	128
California Water Service Group	28,182	1,293
Consolidated Water Co. Ltd.	7,043	248
Global Water Resources, Inc.	5,996	62
H2O America	15,002	731
Middlesex Water Co.	8,397	454
Pure Cycle Corp.*	9,270	103
York Water (The) Co.	6,677	203
		4,556
Wireless Telecommunication Services – 0.2%
Gogo, Inc.*	36,264	312
Spok Holdings, Inc.	9,521	164
Telephone and Data Systems, Inc.	47,107	1,848
		2,324
Total Common Stocks
(Cost $794,977)		1,340,330

RIGHTS – 0.0%
Biotechnology – 0.0%
Cartesian Therapeutics, Inc.(1) *	50,322	—
Chinook Therapeutics, Inc. (Contingent Value Rights)(1) *	7,412	—
Chinook Therapeutics, Inc. (Contingent Value Rights)(1) *	26,398	—
Inhibrx, Inc. (Contingent Value Rights)(1) *	15,255	—
Oncternal Therapeutics, Inc. (Contingent Value Rights)(1) (3) * †	398	—
Tobira Therapeutics, Inc. (Contingent Value Rights)(1) (3) *	5,175	—
		—
Total Rights
(Cost $40)		—

See Notes to the Financial Statements.
EQUITY FUNDS 174 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
OTHER – 0.0%
Escrow DLB Oil & Gas, Inc. (1) *	1,200	$—
Escrow Petrocorp, Inc. (1) *	420	—
Total Other
(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Pulse Biosciences, Inc., Exp. 6/27/29, Strike $0.00* †	836	$3
Total Warrants
(Cost $—)		3

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 11.2%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.18%(4) (5) (6)	129,686,641	$129,687
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(4) (5)	23,865,084	23,865
Total Investment Companies
(Cost $153,552)		153,552

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.04%, 11/28/25(7) (8)	$1,970	$1,957
Total Short-Term Investments
(Cost $1,957)		1,957

Total Investments – 109.4%
(Cost $950,526)		1,495,842
Liabilities less Other Assets – (9.4%)		(128,880)
NET ASSETS – 100.0%		$1,366,962

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Investment in affiliate.
(3)	Restricted security. At September 30, 2025, the value of these restricted securities amounted to $0 or 0.0% of net assets. Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Oncternal Therapeutics, Inc. (Contingent Value Rights)	6/10/19	$—
SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Tobira Therapeutics, Inc. (Contingent Value Rights)	11/2/16	$40

(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of September 30, 2025 is disclosed.
(6)	Investment of securities lending cash collateral in connection with securities lending.
(7)	Discount rate at the time of purchase.
(8)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security
Percentages shown are based on Net Assets.
At September 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini Russell 2000 Index	211	$25,906	Long	12/25	$190

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  175 EQUITY FUNDS

Schedule of Investments

SMALL CAP INDEX FUND continued	September 30, 2025 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Banks	$133,790	$—	$4	$133,794
All Other Industries(1)	1,206,536	—	—	1,206,536
Total Common Stocks	1,340,326	—	4	1,340,330
Warrants	—	3	—	3
Investment Companies	153,552	—	—	153,552
Short-Term Investments	—	1,957	—	1,957
Total Investments	$1,493,878	$1,960	$4	$1,495,842
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$190	$—	$—	$190

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 176 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

SMALL CAP VALUE FUND	September 30, 2025 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 95.3%
Automobile Components – 1.3%
American Axle & Manufacturing Holdings, Inc.*	522,120	$3,138
Goodyear Tire & Rubber (The) Co.*	57,013	427
LCI Industries	7,043	656
Phinia, Inc.	14,374	826
Standard Motor Products, Inc.†	68,213	2,784
Visteon Corp.	6,450	773
		8,604
Automobiles – 0.1%
Harley-Davidson, Inc.	24,793	692
Banks – 16.7%
1st Source Corp.	10,229	630
ACNB Corp.†	14,838	653
Amalgamated Financial Corp.	24,992	679
Ameris Bancorp	43,836	3,214
Axos Financial, Inc.*	80,350	6,802
Bank First Corp.	5,942	721
Bank of NT Butterfield & Son (The) Ltd.	44,228	1,898
Bank7 Corp.	15,234	705
Banner Corp.	30,942	2,027
Bar Harbor Bankshares	20,626	628
Beacon Financial Corp.	24,509	581
Business First Bancshares, Inc.	25,333	598
Cadence Bank	147,558	5,539
Camden National Corp.	15,304	591
Cathay General Bancorp	97,645	4,688
Central Pacific Financial Corp.	37,651	1,142
ChoiceOne Financial Services, Inc.†	21,871	633
Civista Bancshares, Inc.	4,562	93
CNB Financial Corp.	16,281	394
Colony Bankcorp, Inc.†	37,857	644
Community Financial System, Inc.	56,895	3,336
Community Trust Bancorp, Inc.	68,789	3,849
Customers Bancorp, Inc.*	42,856	2,802
CVB Financial Corp.	103,560	1,958
Enterprise Financial Services Corp.	23,309	1,351
Equity Bancshares, Inc., Class A	15,514	631
Farmers National Banc Corp.	46,687	673
FB Financial Corp.	13,264	739
First Bancorp	24,660	1,304
First BanCorp	334,286	7,371
First Bank	41,073	669
First Business Financial Services, Inc.†	14,678	752
First Commonwealth Financial Corp.	50,368	859
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.3%continued
Banks – 16.7%continued
First Financial Bancorp	104,640	$2,642
First Financial Corp.	17,426	984
First Hawaiian, Inc.	9,026	224
First Merchants Corp.	32,694	1,233
First Mid Bancshares, Inc.	17,668	669
FS Bancorp, Inc.	15,918	635
Glacier Bancorp, Inc.	27,946	1,360
Guaranty Bancshares, Inc.	14,943	729
Hancock Whitney Corp.	69,396	4,345
Hanmi Financial Corp.	27,179	671
HBT Financial, Inc.	26,987	680
Heritage Financial Corp.	34,192	827
Horizon Bancorp, Inc.	31,127	498
Independent Bank Corp.	19,940	618
Mercantile Bank Corp.	14,258	642
Metrocity Bankshares, Inc.	22,156	614
Metropolitan Bank Holding Corp.	11,266	843
NBT Bancorp, Inc.	105,345	4,399
Nicolet Bankshares, Inc.	5,554	747
Northeast Community Bancorp, Inc.	26,110	537
Northrim BanCorp, Inc.	33,624	728
Northwest Bancshares, Inc.	105,290	1,305
OFG Bancorp	61,846	2,690
Old Second Bancorp, Inc.	21,321	369
Pathward Financial, Inc.	16,860	1,248
PCB Bancorp	32,526	683
Preferred Bank	17,861	1,614
QCR Holdings, Inc.	16,688	1,262
S&T Bancorp, Inc.	16,403	617
Shore Bancshares, Inc.	45,677	750
Sierra Bancorp	57,712	1,668
SmartFinancial, Inc.	20,046	716
Southern Missouri Bancorp, Inc.	11,887	625
Southside Bancshares, Inc.	20,914	591
Stock Yards Bancorp, Inc.	9,893	692
Texas Capital Bancshares, Inc.*	27,977	2,365
TriCo Bancshares	63,143	2,804
Trustmark Corp.	32,304	1,279
UMB Financial Corp.	23,894	2,828
Unity Bancorp, Inc.	14,512	709
Univest Financial Corp.	34,039	1,022
USCB Financial Holdings, Inc.	33,599	586
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  177 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.3%continued
Banks – 16.7%continued
Westamerica BanCorp	33,223	$1,661
WSFS Financial Corp.	11,297	609
		112,472
Biotechnology – 3.2%
Agios Pharmaceuticals, Inc.*	24,106	968
Akebia Therapeutics, Inc.*	233,599	638
Black Diamond Therapeutics, Inc.*	294,847	1,117
Cardiff Oncology, Inc.* †	47,660	98
CRISPR Therapeutics A.G.* †	17,468	1,132
CureVac N.V.*	200,883	1,083
Emergent BioSolutions, Inc.*	159,350	1,405
GRAIL, Inc.* †	47,955	2,836
Immatics N.V.* †	148,569	1,266
Instil Bio, Inc.* †	7,837	140
Keros Therapeutics, Inc.*	40,990	648
Monte Rosa Therapeutics, Inc.* †	296,298	2,196
Myriad Genetics, Inc.*	124,802	902
Novavax, Inc.* †	126,202	1,094
Nurix Therapeutics, Inc.*	12,429	115
Organogenesis Holdings, Inc.* †	36,987	156
PDL BioPharma, Inc.(1) *	1,029,654	432
Puma Biotechnology, Inc.*	163,379	867
Rezolute, Inc.*	80,066	753
Tonix Pharmaceuticals Holding Corp.* †	85,253	2,060
Veracyte, Inc.*	43,687	1,500
		21,406
Building Products – 0.9%
American Woodmark Corp.*	3,546	237
Gibraltar Industries, Inc.*	10,662	669
Insteel Industries, Inc.	2,875	110
Masterbrand, Inc.*	46,383	611
UFP Industries, Inc.	45,256	4,231
		5,858
Capital Markets – 0.3%
Hercules Capital, Inc.	68,102	1,288
Virtus Investment Partners, Inc.	3,336	634
		1,922
Chemicals – 1.2%
AdvanSix, Inc.	1,953	38
Avient Corp.	17,554	578
Ecovyst, Inc.*	17,293	152
Flotek Industries, Inc.* †	58,242	850
H.B. Fuller Co.	20,281	1,202
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.3%continued
Chemicals – 1.2%continued
Innospec, Inc.	26,172	$2,020
Koppers Holdings, Inc.	21,943	614
Perimeter Solutions, Inc.*	107,045	2,397
Stepan Co.	10,860	518
		8,369
Commercial Services & Supplies – 1.2%
CoreCivic, Inc.*	27,898	568
Deluxe Corp.	37,559	727
Ennis, Inc.	40,675	743
Healthcare Services Group, Inc.*	10,914	184
Interface, Inc.	30,234	875
OPENLANE, Inc.*	26,203	754
Steelcase, Inc., Class A	13,870	239
UniFirst Corp.	23,830	3,984
		8,074
Communications Equipment – 0.9%
Ceragon Networks Ltd.* †	258,149	602
Clearfield, Inc.*	19,135	658
Digi International, Inc.*	68,350	2,492
Harmonic, Inc.*	65,744	669
NETGEAR, Inc.*	26,672	864
Ribbon Communications, Inc.*	162,077	616
		5,901
Construction & Engineering – 1.7%
Arcosa, Inc.	58,093	5,444
Concrete Pumping Holdings, Inc.	106,837	753
Fluor Corp.*	60,695	2,554
Granite Construction, Inc.	3,099	340
Great Lakes Dredge & Dock Corp.*	66,571	798
Primoris Services Corp.	10,327	1,418
		11,307
Consumer Finance – 1.7%
Atlanticus Holdings Corp.*	12,146	712
Bread Financial Holdings, Inc.	12,731	710
Enova International, Inc.*	639	74
Navient Corp.	137,479	1,808
Nelnet, Inc., Class A	39,123	4,905
PROG Holdings, Inc.	22,416	725
Regional Management Corp.	19,666	766
World Acceptance Corp.*	10,662	1,803
		11,503
See Notes to the Financial Statements.
EQUITY FUNDS 178 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.3%continued
Consumer Staples Distribution & Retail – 0.8%
Andersons (The), Inc.	133,858	$5,329
Containers & Packaging – 0.1%
Myers Industries, Inc.†	53,369	904
Distributors – 0.4%
GigaCloud Technology, Inc., Class A* †	91,163	2,589
Diversified Consumer Services – 0.5%
American Public Education, Inc.*	25,401	1,002
Graham Holdings Co., Class B	603	710
Mister Car Wash, Inc.* †	76,475	408
Perdoceo Education Corp.	9,709	366
Strategic Education, Inc.	6,936	596
		3,082
Diversified Real Estate Investment Trusts – 1.3%
Alexander & Baldwin, Inc.	33,285	606
American Assets Trust, Inc.	78,898	1,603
Armada Hoffler Properties, Inc.	82,442	578
Broadstone Net Lease, Inc.	98,045	1,752
Essential Properties Realty Trust, Inc.	139,388	4,148
		8,687
Diversified Telecommunication Services – 0.4%
Bandwidth, Inc., Class A*	6,184	103
IDT Corp., Class B	5,208	272
Uniti Group, Inc.*	357,997	2,191
		2,566
Electric Utilities – 1.6%
Otter Tail Corp.	34,838	2,855
Portland General Electric Co.	90,357	3,976
TXNM Energy, Inc. (New York Stock Exchange)	67,251	3,803
		10,634
Electrical Equipment – 2.7%
Allient, Inc.	27,925	1,250
Atkore, Inc.	43,565	2,733
EnerSys	42,412	4,791
NEXTracker, Inc., Class A*	32,386	2,396
Power Solutions International, Inc.*	9,389	922
Preformed Line Products Co.	5,690	1,116
Sensata Technologies Holding PLC	85,911	2,625
Shoals Technologies Group, Inc., Class A*	276,316	2,047
Thermon Group Holdings, Inc.*	21,967	587
		18,467
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.3%continued
Electronic Equipment, Instruments & Components – 2.7%
Bel Fuse, Inc., Class B	1,552	$219
Benchmark Electronics, Inc.	5,273	203
ePlus, Inc.	8,701	618
Itron, Inc.*	8,548	1,065
Kimball Electronics, Inc.*	21,395	639
PC Connection, Inc.	78,775	4,883
Sanmina Corp.*	69,197	7,965
ScanSource, Inc.*	3,718	163
TTM Technologies, Inc.*	32,935	1,897
Vishay Precision Group, Inc.*	22,515	722
		18,374
Energy Equipment & Services – 1.8%
Aris Water Solutions, Inc., Class A	23,030	568
Atlas Energy Solutions, Inc.†	36,084	410
Expro Group Holdings N.V.*	196,517	2,335
Helix Energy Solutions Group, Inc.*	75,664	496
Innovex International, Inc.*	35,590	660
Liberty Energy, Inc.	48,499	598
Noble Corp. PLC	57,294	1,620
TETRA Technologies, Inc.*	159,077	915
Tidewater, Inc.*	20,579	1,098
Valaris Ltd.*	65,291	3,184
		11,884
Entertainment – 0.1%
Marcus (The) Corp.	42,129	654
Reservoir Media, Inc.*	9,592	78
		732
Financial Services – 2.1%
Burford Capital Ltd.	52,929	633
Enact Holdings, Inc.	6,343	243
Essent Group Ltd.	55,265	3,513
Merchants Bancorp	37,671	1,198
Pagseguro Digital Ltd., Class A	234,069	2,341
Radian Group, Inc.	168,543	6,104
		14,032
Food Products – 0.3%
Adecoagro S.A.†	13,018	102
Mission Produce, Inc.*	10,480	126
Seneca Foods Corp., Class A*	6,419	693
Village Farms International, Inc.* †	409,322	1,281
		2,202
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  179 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.3%continued
Gas Utilities – 1.8%
MDU Resources Group, Inc.	33,979	$605
New Jersey Resources Corp.	75,021	3,612
Northwest Natural Holding Co.	35,209	1,582
Southwest Gas Holdings, Inc.	16,803	1,316
Spire, Inc.	57,783	4,711
		11,826
Ground Transportation – 0.6%
ArcBest Corp.	56,048	3,916
Universal Logistics Holdings, Inc.†	5,754	135
		4,051
Health Care Equipment & Supplies – 1.3%
Artivion, Inc.*	15,857	671
Avanos Medical, Inc.*	14,150	164
Embecta Corp.	8,510	120
ICU Medical, Inc.*	12,912	1,549
Inmode Ltd.*	12,506	186
Integer Holdings Corp.*	6,287	650
Integra LifeSciences Holdings Corp.*	78,902	1,131
LivaNova PLC*	15,222	797
Outset Medical, Inc.* †	89,204	1,260
QuidelOrtho Corp.*	20,828	613
Varex Imaging Corp.*	53,421	662
Zimvie, Inc.*	36,402	690
		8,493
Health Care Providers & Services – 1.2%
AdaptHealth Corp.*	147,299	1,318
Addus HomeCare Corp.*	2,365	279
Aveanna Healthcare Holdings, Inc.*	77,588	688
Castle Biosciences, Inc.*	8,234	187
Concentra Group Holdings Parent, Inc.	31,229	654
Cross Country Healthcare, Inc.*	29,836	424
Innovage Holding Corp.*	104,443	539
National HealthCare Corp.	6,114	743
NeoGenomics, Inc.*	118,011	911
Select Medical Holdings Corp.	116,156	1,491
Surgery Partners, Inc.*	35,475	768
		8,002
Health Care Real Estate Investment Trusts – 1.6%
CareTrust REIT, Inc.	100,490	3,485
National Health Investors, Inc.	54,204	4,309
Sabra Health Care REIT, Inc.	126,258	2,353
Sila Realty Trust, Inc.	25,439	639
		10,786
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.3%continued
Health Care Technology – 0.4%
Certara, Inc.*	58,334	$713
Definitive Healthcare Corp.*	143,430	582
Evolent Health, Inc., Class A*	56,598	479
HealthStream, Inc.	4,474	126
Teladoc Health, Inc.*	139,939	1,082
		2,982
Hotel & Resort Real Estate Investment Trusts – 1.1%
Apple Hospitality REIT, Inc.	115,197	1,384
DiamondRock Hospitality Co.	260,809	2,076
RLJ Lodging Trust†	95,299	686
Sunstone Hotel Investors, Inc.	283,661	2,658
Xenia Hotels & Resorts, Inc.	47,620	653
		7,457
Hotels, Restaurants & Leisure – 1.4%
BJ's Restaurants, Inc.* †	3,435	105
Brightstar Lottery PLC†	108,693	1,875
Cracker Barrel Old Country Store, Inc.†	14,931	658
Golden Entertainment, Inc.	20,145	475
Life Time Group Holdings, Inc.*	23,022	635
Marriott Vacations Worldwide Corp.	30,029	1,999
Portillo's, Inc., Class A* †	50,310	324
Potbelly Corp.*	50,678	864
Pursuit Attractions and Hospitality, Inc.*	17,361	628
RCI Hospitality Holdings, Inc.†	13,831	422
Red Rock Resorts, Inc., Class A	19,944	1,218
		9,203
Household Durables – 4.4%
Ethan Allen Interiors, Inc.	87,845	2,588
Green Brick Partners, Inc.*	19,875	1,468
Hovnanian Enterprises, Inc., Class A*	8,884	1,141
KB Home	95,621	6,085
La-Z-Boy, Inc.	6,323	217
M/I Homes, Inc.*	26,074	3,766
Meritage Homes Corp.	38,972	2,823
Taylor Morrison Home Corp.*	147,761	9,754
Tri Pointe Homes, Inc.*	61,048	2,074
		29,916
Industrial Real Estate Investment Trusts – 1.2%
LXP Industrial Trust	129,808	1,163
One Liberty Properties, Inc.	73,143	1,618
Plymouth Industrial REIT, Inc.	59,376	1,326
Terreno Realty Corp.	65,169	3,698
		7,805
See Notes to the Financial Statements.
EQUITY FUNDS 180 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.3%continued
Insurance – 3.3%
Brighthouse Financial, Inc.*	10,376	$551
CNO Financial Group, Inc.	196,186	7,759
Employers Holdings, Inc.	123,681	5,254
F&G Annuities & Life, Inc.	33,994	1,063
Genworth Financial, Inc.*	320,756	2,855
Heritage Insurance Holdings, Inc.*	36,524	920
Kemper Corp.	25,150	1,296
Mercury General Corp.	10,367	879
Stewart Information Services Corp.	18,778	1,377
		21,954
Interactive Media & Services – 1.2%
Angi, Inc.*	154,992	2,520
Cars.com, Inc.*	110,224	1,347
Taboola.com Ltd.*	165,856	566
TripAdvisor, Inc.*	45,013	732
Vimeo, Inc.*	116,668	904
Ziff Davis, Inc.*	33,445	1,274
ZoomInfo Technologies, Inc.*	59,573	650
		7,993
IT Services – 0.3%
ASGN, Inc.*	24,418	1,156
DXC Technology Co.*	41,056	560
Grid Dynamics Holdings, Inc.*	11,308	87
Hackett Group (The), Inc.	4,082	78
		1,881
Leisure Products – 0.2%
Brunswick Corp.	11,903	753
JAKKS Pacific, Inc.	26,709	500
		1,253
Life Sciences Tools & Services – 0.4%
AbCellera Biologics, Inc.* †	134,936	679
CryoPort, Inc.*	64,338	610
Omniab, Inc.(1) *	6,939	—
Omniab, Inc. (NASDAQ Exchange)(1) *	6,939	—
Quantum-Si, Inc.* †	936,175	1,320
		2,609
Machinery – 1.8%
Astec Industries, Inc.	15,012	723
Enpro, Inc.	5,148	1,163
Greenbrier (The) Cos., Inc.	12,112	559
Helios Technologies, Inc.	20,588	1,073
Kennametal, Inc.	28,770	602
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.3%continued
Machinery – 1.8%continued
Miller Industries, Inc.	1,695	$69
Proto Labs, Inc.*	15,348	768
Standex International Corp.	19,757	4,186
Terex Corp.	28,022	1,438
Trinity Industries, Inc.	23,062	647
Worthington Enterprises, Inc.	10,912	605
		11,833
Marine Transportation – 0.6%
Matson, Inc.	34,185	3,370
Safe Bulkers, Inc.	78,834	350
Star Bulk Carriers Corp.	7,290	136
		3,856
Media – 2.2%
EchoStar Corp., Class A*	22,200	1,695
Gannett Co., Inc.*	158,530	655
Gray Media, Inc.	234,862	1,357
Ibotta, Inc., Class A* †	25,048	698
Integral Ad Science Holding Corp.*	78,475	798
Nexxen International Ltd.* †	68,653	635
Sinclair, Inc.	38,706	584
Stagwell, Inc.*	121,141	682
TEGNA, Inc.	387,390	7,876
		14,980
Metals & Mining – 3.1%
Coeur Mining, Inc.*	262,198	4,919
Commercial Metals Co.	141,089	8,082
Constellium S.E.*	42,709	635
Hecla Mining Co.	451,899	5,468
Kaiser Aluminum Corp.	2,349	181
SunCoke Energy, Inc.	73,069	596
Worthington Steel, Inc.	24,307	739
		20,620
Mortgage Real Estate Investment Trusts – 0.9%
Arbor Realty Trust, Inc.†	194,390	2,374
Dynex Capital, Inc.†	109,998	1,352
Ellington Financial, Inc.	99,949	1,297
Ladder Capital Corp.	115,660	1,262
		6,285
Multi-Utilities – 1.4%
Black Hills Corp.	62,207	3,831
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  181 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.3%continued
Multi-Utilities – 1.4%continued
Northwestern Energy Group, Inc.	65,840	$3,859
Unitil Corp.	42,879	2,052
		9,742
Office Real Estate Investment Trusts – 0.8%
Douglas Emmett, Inc.	53,389	831
Empire State Realty Trust, Inc., Class A	212,333	1,627
Highwoods Properties, Inc.	15,624	497
JBG SMITH Properties†	27,476	611
SL Green Realty Corp.	32,961	1,972
		5,538
Oil, Gas & Consumable Fuels – 4.5%
California Resources Corp.	75,367	4,008
Centrus Energy Corp., Class A* †	5,521	1,712
Civitas Resources, Inc.	34,184	1,111
CNX Resources Corp.*	152,777	4,907
Core Natural Resources, Inc.	15,472	1,292
DHT Holdings, Inc.	350,591	4,189
Dorian LPG Ltd.	20,579	613
HighPeak Energy, Inc.†	125,755	889
Nordic American Tankers Ltd.	15,282	48
Northern Oil & Gas, Inc.†	52,105	1,292
REX American Resources Corp.*	40,720	1,247
Riley Exploration Permian, Inc.	38,533	1,045
SandRidge Energy, Inc.	53,975	609
Scorpio Tankers, Inc.	42,869	2,403
SFL Corp. Ltd.	67,571	509
SM Energy Co.	62,123	1,551
Teekay Tankers Ltd., Class A	47,425	2,397
World Kinect Corp.	21,726	564
		30,386
Passenger Airlines – 0.5%
SkyWest, Inc.*	15,974	1,607
Sun Country Airlines Holdings, Inc.*	138,449	1,635
		3,242
Personal Care Products – 0.0%
USANA Health Sciences, Inc.*	11,411	314
Pharmaceuticals – 2.1%
Amneal Pharmaceuticals, Inc.*	109,665	1,098
Amphastar Pharmaceuticals, Inc.*	4,175	111
Amylyx Pharmaceuticals, Inc.*	162,539	2,209
Fulcrum Therapeutics, Inc.*	160,977	1,481
Ligand Pharmaceuticals, Inc.*	14,069	2,492
Pacira BioSciences, Inc.*	46,648	1,202
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.3%continued
Pharmaceuticals – 2.1%continued
Prestige Consumer Healthcare, Inc.*	52,624	$3,284
Supernus Pharmaceuticals, Inc.*	49,112	2,347
Theravance Biopharma, Inc.*	9,883	144
		14,368
Professional Services – 0.8%
Concentrix Corp.	11,641	537
Korn Ferry	45,587	3,190
Mistras Group, Inc.*	57,051	562
Willdan Group, Inc.*	14,129	1,366
		5,655
Real Estate Management & Development – 1.0%
Cushman & Wakefield PLC*	252,400	4,018
Howard Hughes Holdings, Inc.*	8,082	664
Newmark Group, Inc., Class A	118,839	2,217
		6,899
Retail Real Estate Investment Trusts – 1.4%
Acadia Realty Trust	30,695	618
Getty Realty Corp.	49,075	1,317
InvenTrust Properties Corp.	20,963	600
Kite Realty Group Trust	29,517	658
Phillips Edison & Co., Inc.	60,782	2,087
Tanger, Inc.	39,915	1,351
Urban Edge Properties	99,341	2,033
Whitestone REIT	50,957	626
		9,290
Semiconductors & Semiconductor Equipment – 3.1%
ACM Research, Inc., Class A*	53,149	2,080
Axcelis Technologies, Inc.*	54,039	5,276
Diodes, Inc.*	36,690	1,952
Photronics, Inc.*	216,567	4,970
Synaptics, Inc.*	38,513	2,632
Veeco Instruments, Inc.*	121,017	3,683
		20,593
Software – 1.1%
Box, Inc., Class A*	17,016	549
Daily Journal Corp.*	1,500	698
I3 Verticals, Inc., Class A* †	40,900	1,327
LiveRamp Holdings, Inc.*	22,949	623
Mitek Systems, Inc.*	72,861	712
N-able, Inc.*	155,918	1,216
See Notes to the Financial Statements.
EQUITY FUNDS 182 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.3%continued
Software – 1.1%continued
OneSpan, Inc.	43,100	$685
Porch Group, Inc.*	100,055	1,679
		7,489
Specialized Real Estate Investment Trusts – 0.2%
EPR Properties	11,685	678
Farmland Partners, Inc.†	28,572	311
PotlatchDeltic Corp.	15,196	619
		1,608
Specialty Retail – 2.2%
Academy Sports & Outdoors, Inc.	14,554	728
American Eagle Outfitters, Inc.	81,804	1,400
Asbury Automotive Group, Inc.*	3,042	744
Group 1 Automotive, Inc.	1,533	671
Lands' End, Inc.* †	23,260	328
National Vision Holdings, Inc.*	25,520	745
Sally Beauty Holdings, Inc.*	15,501	252
Shoe Carnival, Inc.	80,622	1,676
Signet Jewelers Ltd.	20,943	2,009
Sonic Automotive, Inc., Class A	58,762	4,471
Urban Outfitters, Inc.*	13,714	979
Victoria's Secret & Co.*	38,367	1,041
		15,044
Technology Hardware, Storage & Peripherals – 0.6%
Corsair Gaming, Inc.*	90,679	809
Diebold Nixdorf, Inc.*	43,277	2,468
Turtle Beach Corp.*	43,633	694
		3,971
Textiles, Apparel & Luxury Goods – 0.3%
G-III Apparel Group Ltd.*	6,757	180
PVH Corp.	20,806	1,743
Rocky Brands, Inc.	14,330	427
		2,350
Trading Companies & Distributors – 2.2%
Boise Cascade Co.	13,077	1,011
DNOW, Inc.*	42,266	645
GATX Corp.	35,103	6,136
Hudson Technologies, Inc.*	100,976	1,003
NPK International, Inc.*	203,486	2,301
Rush Enterprises, Inc., Class A	54,262	2,901
Willis Lease Finance Corp.	3,764	516
		14,513
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 95.3%continued
Water Utilities – 0.1%
Artesian Resources Corp., Class A	17,143	$559
Total Common Stocks
(Cost $432,787)		640,936

RIGHTS – 0.0%
Biotechnology – 0.0%
Chinook Therapeutics, Inc. (Contingent Value Rights)(1) *	89,437	—
Pharmaceuticals – 0.0%
AstraZeneca PLC (Contingent Value Rights)(1) *	28,202	—
Total Rights
(Cost $—)		—

OTHER – 0.0%
Escrow DLB Oil & Gas, Inc. (1) *	2,100	—
Escrow Spirit MTA REIT (1) *	17,083	—
Total Other
(Cost $—)		—

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Nabors Industries Ltd., Exp. 6/11/26, Strike $166.67*	6,861	$5
Total Warrants
(Cost $—)		5

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 8.1%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.18%(2) (3) (4)	25,505,211	$25,505
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(2) (3)	28,723,893	28,724
Total Investment Companies
(Cost $54,229)		54,229

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  183 EQUITY FUNDS

Schedule of Investments

SMALL CAP VALUE FUND continued	September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.3%
U.S. Treasury Bill,
4.02%, 11/28/25(5) (6)	$2,195	$2,181
Total Short-Term Investments
(Cost $2,181)		2,181

Total Investments – 103.7%
(Cost $489,197)		697,351
Liabilities less Other Assets – (3.7%)		(24,599)
NET ASSETS – 100.0%		$672,752

(1)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2025 is disclosed.
(4)	Investment of securities lending cash collateral in connection with securities lending.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At September 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini Russell 2000 Index	206	$25,292	Long	12/25	$290
E-Mini S&P 500	18	6,065	Long	12/25	71
Total					$361

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Biotechnology	$20,974	$—	$432	$21,406
All Other Industries(1)	619,530	—	—	619,530
Total Common Stocks	640,504	—	432	640,936
Warrants	5	—	—	5
Investment Companies	54,229	—	—	54,229
Short-Term Investments	—	2,181	—	2,181
Total Investments	$694,738	$2,181	$432	$697,351
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$361	$—	$—	$361

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 184 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

STOCK INDEX FUND	September 30, 2025 (UNAUDITED)

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 97.3%
Aerospace & Defense – 2.2%
Axon Enterprise, Inc.*	22,321	$16,019
Boeing (The) Co.*	223,113	48,155
General Dynamics Corp.	74,153	25,286
General Electric Co.	312,104	93,887
Howmet Aerospace, Inc.	119,683	23,485
Huntington Ingalls Industries, Inc.	11,209	3,227
L3Harris Technologies, Inc.	55,696	17,010
Lockheed Martin Corp.	61,183	30,543
Northrop Grumman Corp.	40,211	24,501
RTX Corp.	394,732	66,051
Textron, Inc.	49,797	4,207
TransDigm Group, Inc.	16,109	21,232
		373,603
Air Freight & Logistics – 0.3%
C.H. Robinson Worldwide, Inc.	34,188	4,527
Expeditors International of Washington, Inc.	43,692	5,356
FedEx Corp.	65,702	15,493
United Parcel Service, Inc., Class B	209,651	17,512
		42,888
Automobile Components – 0.0%
Aptiv PLC*	68,379	5,896
Automobiles – 2.3%
Ford Motor Co.	1,108,598	13,259
General Motors Co.	286,601	17,474
Tesla, Inc.*	820,693	364,978
		395,711
Banks – 3.5%
Bank of America Corp.	1,984,968	102,405
Citigroup, Inc.	543,790	55,195
Citizens Financial Group, Inc.	127,445	6,775
Fifth Third Bancorp	204,743	9,121
Huntington Bancshares, Inc.	457,736	7,905
JPMorgan Chase & Co.	806,518	254,400
KeyCorp	299,383	5,595
M&T Bank Corp.	48,075	9,501
PNC Financial Services Group (The), Inc.	117,739	23,657
Regions Financial Corp.	265,651	7,005
Truist Financial Corp.	388,550	17,765
U.S. Bancorp	465,756	22,510
Wells Fargo & Co.	943,801	79,109
		600,943
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3%continued
Beverages – 0.9%
Brown-Forman Corp., Class B	38,677	$1,047
Coca-Cola (The) Co.	1,128,811	74,863
Constellation Brands, Inc., Class A	41,199	5,548
Keurig Dr. Pepper, Inc.	379,297	9,676
Molson Coors Beverage Co., Class B	43,012	1,946
Monster Beverage Corp.*	207,132	13,942
PepsiCo, Inc.	397,228	55,787
		162,809
Biotechnology – 1.5%
AbbVie, Inc.	519,401	120,262
Amgen, Inc.	155,780	43,961
Biogen, Inc.*	46,361	6,494
Gilead Sciences, Inc.	367,676	40,812
Incyte Corp.*	48,393	4,104
Moderna, Inc.*	81,450	2,104
Regeneron Pharmaceuticals, Inc.	28,960	16,284
Vertex Pharmaceuticals, Inc.*	74,084	29,014
		263,035
Broadline Retail – 3.7%
Amazon.com, Inc.*	2,838,789	623,313
eBay, Inc.	137,736	12,527
		635,840
Building Products – 0.5%
A.O. Smith Corp.	27,470	2,017
Allegion PLC	25,913	4,596
Builders FirstSource, Inc.*	28,749	3,486
Carrier Global Corp.	228,516	13,642
Johnson Controls International PLC	195,075	21,448
Lennox International, Inc.	8,457	4,477
Masco Corp.	57,873	4,074
Trane Technologies PLC	66,007	27,852
		81,592
Capital Markets – 3.4%
Ameriprise Financial, Inc.	28,250	13,878
Bank of New York Mellon (The) Corp.	211,130	23,005
Blackrock, Inc.	42,598	49,664
Blackstone, Inc.	215,086	36,747
Cboe Global Markets, Inc.	31,046	7,614
Charles Schwab (The) Corp.	504,910	48,204
CME Group, Inc.	105,873	28,606
Coinbase Global, Inc., Class A*	65,309	22,041
FactSet Research Systems, Inc.	9,634	2,760
Franklin Resources, Inc.	78,774	1,822
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  185 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3%continued
Capital Markets – 3.4%continued
Goldman Sachs Group (The), Inc.	89,243	$71,069
Interactive Brokers Group, Inc., Class A	128,239	8,824
Intercontinental Exchange, Inc.	167,386	28,201
Invesco Ltd.	126,463	2,901
KKR & Co., Inc.	199,408	25,913
Moody's Corp.	45,737	21,793
Morgan Stanley	358,312	56,957
MSCI, Inc.	23,519	13,345
Nasdaq, Inc.(1)	127,345	11,264
Northern Trust Corp.(1)	58,149	7,827
Raymond James Financial, Inc.	53,972	9,316
Robinhood Markets, Inc., Class A*	222,343	31,835
S&P Global, Inc.	92,390	44,967
State Street Corp.	84,435	9,795
T. Rowe Price Group, Inc.	63,508	6,518
		584,866
Chemicals – 1.1%
Air Products and Chemicals, Inc.	64,224	17,515
Albemarle Corp.	40,560	3,289
CF Industries Holdings, Inc.	53,236	4,775
Corteva, Inc.	202,729	13,711
Dow, Inc.	227,703	5,221
DuPont de Nemours, Inc.	118,244	9,211
Eastman Chemical Co.	41,111	2,592
Ecolab, Inc.	76,595	20,977
International Flavors & Fragrances, Inc.	67,354	4,145
Linde PLC	138,310	65,697
LyondellBasell Industries N.V., Class A	65,927	3,233
Mosaic (The) Co.	107,531	3,729
PPG Industries, Inc.	63,313	6,655
Sherwin-Williams (The) Co.	69,277	23,988
		184,738
Commercial Services & Supplies – 0.5%
Cintas Corp.	101,342	20,801
Copart, Inc.*	268,798	12,088
Republic Services, Inc.	60,023	13,774
Rollins, Inc.	83,499	4,905
Veralto Corp.	71,541	7,627
Waste Management, Inc.	106,726	23,568
		82,763
Communications Equipment – 0.9%
Arista Networks, Inc.*	303,503	44,224
Cisco Systems, Inc.	1,166,576	79,817
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3%continued
Communications Equipment – 0.9%continued
F5, Inc.*	17,133	$5,537
Motorola Solutions, Inc.	49,122	22,463
		152,041
Construction & Engineering – 0.2%
EMCOR Group, Inc.	12,304	7,992
Quanta Services, Inc.	43,644	18,087
		26,079
Construction Materials – 0.1%
Martin Marietta Materials, Inc.	17,641	11,119
Vulcan Materials Co.	38,677	11,898
		23,017
Consumer Finance – 0.6%
American Express Co.	160,399	53,278
Capital One Financial Corp.	189,368	40,256
Synchrony Financial	113,613	8,072
		101,606
Consumer Staples Distribution & Retail – 1.8%
Costco Wholesale Corp.	130,336	120,643
Dollar General Corp.	65,938	6,815
Dollar Tree, Inc.*	57,212	5,399
Kroger (The) Co.	182,816	12,324
Sysco Corp.	142,425	11,727
Target Corp.	129,824	11,645
Walmart, Inc.	1,280,048	131,922
		300,475
Containers & Packaging – 0.2%
Amcor PLC	615,866	5,038
Avery Dennison Corp.	19,851	3,219
Ball Corp.	77,567	3,911
International Paper Co.	143,854	6,675
Packaging Corp. of America	24,996	5,447
Smurfit WestRock PLC	141,666	6,031
		30,321
Distributors – 0.1%
Genuine Parts Co.	40,418	5,602
LKQ Corp.	59,621	1,821
Pool Corp.	11,075	3,434
		10,857
Diversified Telecommunication Services – 0.7%
AT&T, Inc.	2,109,953	59,585
Verizon Communications, Inc.	1,222,908	53,747
		113,332
See Notes to the Financial Statements.
EQUITY FUNDS 186 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3%continued
Electric Utilities – 1.5%
Alliant Energy Corp.	79,608	$5,366
American Electric Power Co., Inc.	157,641	17,735
Constellation Energy Corp.	92,401	30,406
Duke Energy Corp.	229,207	28,364
Edison International	103,685	5,732
Entergy Corp.	131,840	12,286
Evergy, Inc.	68,390	5,199
Eversource Energy	116,434	8,283
Exelon Corp.	287,298	12,931
FirstEnergy Corp.	163,609	7,497
NextEra Energy, Inc.	595,719	44,971
NRG Energy, Inc.	58,529	9,479
PG&E Corp.	610,269	9,203
Pinnacle West Capital Corp.	29,818	2,673
PPL Corp.	218,877	8,133
Southern (The) Co.	324,783	30,780
Xcel Energy, Inc.	169,926	13,705
		252,743
Electrical Equipment – 0.9%
AMETEK, Inc.	68,210	12,824
Eaton Corp. PLC	115,290	43,147
Emerson Electric Co.	166,621	21,857
GE Vernova, Inc.	80,487	49,491
Generac Holdings, Inc.*	18,253	3,056
Hubbell, Inc.	15,926	6,853
Rockwell Automation, Inc.	33,467	11,698
		148,926
Electronic Equipment, Instruments & Components – 0.7%
Amphenol Corp., Class A	357,616	44,255
CDW Corp.	41,342	6,585
Corning, Inc.	228,128	18,713
Jabil, Inc.	32,011	6,952
Keysight Technologies, Inc.*	53,255	9,315
TE Connectivity PLC	88,075	19,335
Teledyne Technologies, Inc.*	13,821	8,100
Trimble, Inc.*	71,622	5,848
Zebra Technologies Corp., Class A*	13,634	4,052
		123,155
Energy Equipment & Services – 0.2%
Baker Hughes Co.	291,709	14,212
Halliburton Co.	227,512	5,597
Schlumberger N.V.	422,693	14,528
		34,337
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3%continued
Entertainment – 1.5%
Electronic Arts, Inc.	68,207	$13,757
Live Nation Entertainment, Inc.*	46,513	7,600
Netflix, Inc.*	124,798	149,623
Take-Two Interactive Software, Inc.*	50,132	12,952
TKO Group Holdings, Inc.	19,868	4,013
Walt Disney (The) Co.	530,591	60,753
Warner Bros. Discovery, Inc.*	724,030	14,140
		262,838
Financial Services – 3.9%
Apollo Global Management, Inc.	131,165	17,480
Berkshire Hathaway, Inc., Class B*	535,770	269,353
Block, Inc.*	154,345	11,155
Corpay, Inc.*	22,285	6,419
Fidelity National Information Services, Inc.	145,467	9,592
Fiserv, Inc.*	162,496	20,951
Global Payments, Inc.	65,148	5,412
Jack Henry & Associates, Inc.	18,981	2,827
Mastercard, Inc., Class A	240,797	136,968
PayPal Holdings, Inc.*	287,062	19,250
Visa, Inc., Class A†	498,699	170,246
		669,653
Food Products – 0.5%
Archer-Daniels-Midland Co.	138,128	8,252
Bunge Global S.A.	46,905	3,811
Campbell's (The) Co.†	72,339	2,285
Conagra Brands, Inc.	114,110	2,089
General Mills, Inc.	156,918	7,912
Hershey (The) Co.	43,036	8,050
Hormel Foods Corp.	67,157	1,661
J.M. Smucker (The) Co.	29,615	3,216
Kellanova	72,474	5,944
Kraft Heinz (The) Co.	230,379	5,999
Lamb Weston Holdings, Inc.	49,360	2,867
McCormick & Co., Inc. (Non Voting)	66,700	4,463
Mondelez International, Inc., Class A	372,246	23,254
Tyson Foods, Inc., Class A	74,545	4,048
		83,851
Gas Utilities – 0.0%
Atmos Energy Corp.	47,064	8,036
Ground Transportation – 0.9%
CSX Corp.	560,953	19,919
JB Hunt Transport Services, Inc.	19,824	2,660
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  187 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3%continued
Ground Transportation – 0.9%continued
Norfolk Southern Corp.	67,453	$20,264
Old Dominion Freight Line, Inc.	50,774	7,148
Uber Technologies, Inc.*	615,508	60,301
Union Pacific Corp.	171,307	40,492
		150,784
Health Care Equipment & Supplies – 2.0%
Abbott Laboratories	511,860	68,558
Align Technology, Inc.*	15,980	2,001
Baxter International, Inc.	129,625	2,952
Becton Dickinson & Co.	81,246	15,207
Boston Scientific Corp.*	432,965	42,270
Cooper (The) Cos., Inc.*	51,973	3,563
Dexcom, Inc.*	108,331	7,290
Edwards Lifesciences Corp.*	170,161	13,233
GE HealthCare Technologies, Inc.	127,262	9,557
Hologic, Inc.*	61,335	4,139
IDEXX Laboratories, Inc.*	23,993	15,329
Insulet Corp.*	20,883	6,447
Intuitive Surgical, Inc.*	103,796	46,421
Medtronic PLC	380,309	36,221
ResMed, Inc.	44,674	12,229
Solventum Corp.*	49,815	3,636
STERIS PLC	30,825	7,627
Stryker Corp.	102,033	37,719
Zimmer Biomet Holdings, Inc.	54,677	5,386
		339,785
Health Care Providers & Services – 1.6%
Cardinal Health, Inc.	70,890	11,127
Cencora, Inc.	55,047	17,204
Centene Corp.*	121,022	4,318
Cigna Group (The)	77,100	22,224
CVS Health Corp.	374,716	28,250
DaVita, Inc.*	11,886	1,579
Elevance Health, Inc.	64,319	20,783
HCA Healthcare, Inc.	49,184	20,962
Henry Schein, Inc.*	28,345	1,881
Humana, Inc.	34,048	8,858
Labcorp Holdings, Inc.	24,744	7,103
McKesson Corp.	37,018	28,598
Molina Healthcare, Inc.*	18,669	3,573
Quest Diagnostics, Inc.	32,953	6,280
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3%continued
Health Care Providers & Services – 1.6%continued
UnitedHealth Group, Inc.	263,656	$91,040
Universal Health Services, Inc., Class B	14,820	3,030
		276,810
Health Care Real Estate Investment Trusts – 0.3%
Alexandria Real Estate Equities, Inc.	51,335	4,278
Healthpeak Properties, Inc.	230,556	4,415
Ventas, Inc.	133,473	9,342
Welltower, Inc.	192,787	34,343
		52,378
Hotel & Resort Real Estate Investment Trusts – 0.0%
Host Hotels & Resorts, Inc.	209,364	3,563
Hotels, Restaurants & Leisure – 1.8%
Airbnb, Inc., Class A*	121,536	14,757
Booking Holdings, Inc.	9,578	51,714
Carnival Corp.*	306,682	8,866
Chipotle Mexican Grill, Inc.*	389,348	15,259
Darden Restaurants, Inc.	34,726	6,610
Domino's Pizza, Inc.	9,123	3,938
DoorDash, Inc., Class A*	106,478	28,961
Expedia Group, Inc.	36,595	7,822
Hilton Worldwide Holdings, Inc.	70,653	18,330
Las Vegas Sands Corp.	80,882	4,351
Marriott International, Inc., Class A	67,635	17,615
McDonald's Corp.	210,065	63,837
MGM Resorts International* †	51,654	1,790
Norwegian Cruise Line Holdings Ltd.*	123,550	3,043
Royal Caribbean Cruises Ltd.	73,551	23,800
Starbucks Corp.	332,871	28,161
Wynn Resorts Ltd.	24,834	3,185
Yum! Brands, Inc.	84,584	12,857
		314,896
Household Durables – 0.3%
D.R. Horton, Inc.†	84,040	14,242
Garmin Ltd.	45,805	11,278
Lennar Corp., Class A	70,321	8,864
Mohawk Industries, Inc.*	13,272	1,711
NVR, Inc.*	808	6,492
PulteGroup, Inc.	61,449	8,119
		50,706
Household Products – 0.8%
Church & Dwight Co., Inc.	67,964	5,956
Clorox (The) Co.	31,840	3,926
Colgate-Palmolive Co.	230,514	18,427
See Notes to the Financial Statements.
EQUITY FUNDS 188 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3%continued
Household Products – 0.8%continued
Kimberly-Clark Corp.	93,164	$11,584
Procter & Gamble (The) Co.	682,537	104,872
		144,765
Independent Power & Renewable Electricity Producers – 0.1%
AES (The) Corp.	186,446	2,454
Vistra Corp.	95,592	18,728
		21,182
Industrial Conglomerates – 0.4%
3M Co.	159,074	24,685
Honeywell International, Inc.	188,194	39,615
		64,300
Industrial Real Estate Investment Trusts – 0.2%
Prologis, Inc.	269,925	30,912
Insurance – 1.8%
Aflac, Inc.	144,976	16,194
Allstate (The) Corp.	77,253	16,582
American International Group, Inc.	168,650	13,246
Aon PLC, Class A	63,702	22,715
Arch Capital Group Ltd.	107,994	9,798
Arthur J. Gallagher & Co.	73,346	22,718
Assurant, Inc.	15,319	3,318
Brown & Brown, Inc.	91,209	8,555
Chubb Ltd.	110,047	31,061
Cincinnati Financial Corp.	46,387	7,334
Erie Indemnity Co., Class A	5,894	1,875
Everest Group Ltd.	10,781	3,776
Globe Life, Inc.	25,074	3,585
Hartford Insurance Group (The), Inc.	84,334	11,249
Loews Corp.	52,536	5,274
Marsh & McLennan Cos., Inc.	141,397	28,496
MetLife, Inc.	168,167	13,852
Principal Financial Group, Inc.	53,798	4,460
Progressive (The) Corp.	170,718	42,159
Prudential Financial, Inc.	98,196	10,187
Travelers (The) Cos., Inc.	67,018	18,713
W R Berkley Corp.	89,081	6,825
Willis Towers Watson PLC	29,565	10,213
		312,185
Interactive Media & Services – 7.1%
Alphabet, Inc., Class A	1,704,743	414,423
Alphabet, Inc., Class C	1,368,928	333,402
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3%continued
Interactive Media & Services – 7.1%continued
Match Group, Inc.	57,223	$2,021
Meta Platforms, Inc., Class A	635,541	466,729
		1,216,575
IT Services – 0.9%
Accenture PLC, Class A	180,235	44,446
Akamai Technologies, Inc.*	35,496	2,689
Cognizant Technology Solutions Corp., Class A	140,457	9,420
EPAM Systems, Inc.*	13,103	1,976
Gartner, Inc.*	20,198	5,309
GoDaddy, Inc., Class A*	43,959	6,015
International Business Machines Corp.	271,061	76,483
VeriSign, Inc.	24,784	6,929
		153,267
Leisure Products – 0.0%
Hasbro, Inc.	45,620	3,460
Life Sciences Tools & Services – 0.8%
Agilent Technologies, Inc.	82,993	10,652
Bio-Techne Corp.	55,443	3,084
Charles River Laboratories International, Inc.*	17,669	2,765
Danaher Corp.	183,952	36,470
IQVIA Holdings, Inc.*	47,115	8,949
Mettler-Toledo International, Inc.*	5,988	7,351
Revvity, Inc.	30,484	2,672
Thermo Fisher Scientific, Inc.	109,507	53,113
Waters Corp.*	15,792	4,735
West Pharmaceutical Services, Inc.	19,730	5,176
		134,967
Machinery – 1.5%
Caterpillar, Inc.	138,257	65,969
Cummins, Inc.	40,562	17,132
Deere & Co.	74,780	34,194
Dover Corp.	37,320	6,226
Fortive Corp.	92,703	4,542
IDEX Corp.	19,019	3,096
Illinois Tool Works, Inc.	79,539	20,741
Ingersoll Rand, Inc.	110,378	9,119
Nordson Corp.	17,902	4,063
Otis Worldwide Corp.	112,884	10,321
PACCAR, Inc.	152,012	14,946
Parker-Hannifin Corp.	37,883	28,721
Pentair PLC	49,115	5,440
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  189 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3%continued
Machinery – 1.5%continued
Snap-on, Inc.	15,092	$5,230
Stanley Black & Decker, Inc.	41,496	3,084
Westinghouse Air Brake Technologies Corp.	50,577	10,139
Xylem, Inc.	69,324	10,225
		253,188
Media – 0.4%
Charter Communications, Inc., Class A* †	25,294	6,958
Comcast Corp., Class A	1,073,704	33,736
Fox Corp., Class A	63,091	3,979
Fox Corp., Class B	43,447	2,489
Interpublic Group of (The) Cos., Inc.	106,999	2,986
News Corp., Class A	126,833	3,895
News Corp., Class B	34,133	1,179
Omnicom Group, Inc.	50,432	4,112
Paramount Skydance Corp., Class B†	104,542	1,978
Trade Desk (The), Inc., Class A*	119,438	5,854
		67,166
Metals & Mining – 0.3%
Freeport-McMoRan, Inc.	421,158	16,518
Newmont Corp.	327,803	27,637
Nucor Corp.	64,995	8,802
Steel Dynamics, Inc.	44,047	6,142
		59,099
Multi-Utilities – 0.6%
Ameren Corp.	80,001	8,350
CenterPoint Energy, Inc.	193,272	7,499
CMS Energy Corp.	88,419	6,478
Consolidated Edison, Inc.	100,395	10,092
Dominion Energy, Inc.	241,492	14,772
DTE Energy Co.	58,216	8,233
NiSource, Inc.	139,565	6,043
Public Service Enterprise Group, Inc.	146,532	12,230
Sempra	192,976	17,364
WEC Energy Group, Inc.	94,058	10,778
		101,839
Office Real Estate Investment Trusts – 0.0%
BXP, Inc.	49,383	3,671
Oil, Gas & Consumable Fuels – 2.6%
APA Corp.	124,916	3,033
Chevron Corp.	560,733	87,076
ConocoPhillips	362,457	34,285
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3%continued
Oil, Gas & Consumable Fuels – 2.6%continued
Coterra Energy, Inc.	203,239	$4,807
Devon Energy Corp.	199,967	7,011
Diamondback Energy, Inc.	51,507	7,371
EOG Resources, Inc.	155,731	17,461
EQT Corp.	176,691	9,617
Expand Energy Corp.	64,638	6,867
Exxon Mobil Corp.†	1,252,267	141,193
Kinder Morgan, Inc.	566,176	16,028
Marathon Petroleum Corp.	91,502	17,636
Occidental Petroleum Corp.	220,721	10,429
ONEOK, Inc.	191,160	13,949
Phillips 66	117,389	15,967
Targa Resources Corp.	64,540	10,813
Texas Pacific Land Corp.	5,566	5,197
Valero Energy Corp.	91,919	15,650
Williams (The) Cos., Inc.	359,098	22,749
		447,139
Passenger Airlines – 0.1%
Delta Air Lines, Inc.	195,384	11,088
Southwest Airlines Co.	153,904	4,911
United Airlines Holdings, Inc.*	96,523	9,315
		25,314
Personal Care Products – 0.1%
Estee Lauder (The) Cos., Inc., Class A	74,147	6,534
Kenvue, Inc.	534,471	8,674
		15,208
Pharmaceuticals – 2.7%
Bristol-Myers Squibb Co.	585,145	26,390
Eli Lilly & Co.	233,369	178,061
Johnson & Johnson	707,781	131,237
Merck & Co., Inc.	725,060	60,854
Pfizer, Inc.	1,643,597	41,879
Viatris, Inc.	289,532	2,866
Zoetis, Inc.	127,052	18,590
		459,877
Professional Services – 0.5%
Automatic Data Processing, Inc.	119,712	35,136
Broadridge Financial Solutions, Inc.	34,672	8,258
Dayforce, Inc.*	46,551	3,207
Equifax, Inc.	34,978	8,973
Jacobs Solutions, Inc.	35,663	5,344
Leidos Holdings, Inc.	38,277	7,233
Paychex, Inc.	93,246	11,820
See Notes to the Financial Statements.
EQUITY FUNDS 190 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3%continued
Professional Services – 0.5%continued
Paycom Software, Inc.	14,862	$3,093
Verisk Analytics, Inc.	42,862	10,780
		93,844
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	87,464	13,781
CoStar Group, Inc.*	124,762	10,526
		24,307
Residential Real Estate Investment Trusts – 0.2%
AvalonBay Communities, Inc.	39,055	7,544
Camden Property Trust	26,660	2,847
Equity Residential	94,089	6,090
Essex Property Trust, Inc.	17,109	4,579
Invitation Homes, Inc.	148,334	4,351
Mid-America Apartment Communities, Inc.	31,375	4,384
UDR, Inc.	75,196	2,802
		32,597
Retail Real Estate Investment Trusts – 0.3%
Federal Realty Investment Trust	27,931	2,830
Kimco Realty Corp.	175,858	3,842
Realty Income Corp.	259,391	15,768
Regency Centers Corp.	40,944	2,985
Simon Property Group, Inc.	98,295	18,447
		43,872
Semiconductors & Semiconductor Equipment – 13.4%
Advanced Micro Devices, Inc.*	478,128	77,356
Analog Devices, Inc.	146,490	35,993
Applied Materials, Inc.	236,459	48,413
Broadcom, Inc.	1,378,191	454,679
First Solar, Inc.*	31,067	6,851
Intel Corp.*	1,261,675	42,329
KLA Corp.	39,128	42,203
Lam Research Corp.	374,583	50,157
Microchip Technology, Inc.	162,091	10,409
Micron Technology, Inc.	330,400	55,282
Monolithic Power Systems, Inc.	14,053	12,938
NVIDIA Corp.	7,145,285	1,333,167
NXP Semiconductors N.V.	73,612	16,764
ON Semiconductor Corp.*	109,735	5,411
QUALCOMM, Inc.	317,357	52,795
Skyworks Solutions, Inc.	36,783	2,832
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3%continued
Semiconductors & Semiconductor Equipment – 13.4%continued
Teradyne, Inc.	42,223	$5,812
Texas Instruments, Inc.	263,341	48,384
		2,301,775
Software – 11.1%
Adobe, Inc.*	122,771	43,308
AppLovin Corp., Class A*	78,427	56,353
Autodesk, Inc.*	63,542	20,185
Cadence Design Systems, Inc.*	81,017	28,458
Crowdstrike Holdings, Inc., Class A*	72,729	35,665
Datadog, Inc., Class A*	90,954	12,952
Fair Isaac Corp.*	7,223	10,809
Fortinet, Inc.*	186,211	15,657
Gen Digital, Inc.	161,246	4,578
Intuit, Inc.	82,414	56,281
Microsoft Corp.	2,176,835	1,127,492
Oracle Corp.	483,492	135,977
Palantir Technologies, Inc., Class A*	662,825	120,913
Palo Alto Networks, Inc.*	195,482	39,804
PTC, Inc.*	35,178	7,142
Roper Technologies, Inc.	31,305	15,612
Salesforce, Inc.	277,773	65,832
ServiceNow, Inc.*	60,798	55,951
Synopsys, Inc.*	53,005	26,152
Tyler Technologies, Inc.*	12,515	6,547
Workday, Inc., Class A*	60,970	14,677
		1,900,345
Specialized Real Estate Investment Trusts – 0.7%
American Tower Corp.	134,528	25,872
Crown Castle, Inc.	122,185	11,790
Digital Realty Trust, Inc.	91,958	15,898
Equinix, Inc.	28,012	21,940
Extra Space Storage, Inc.	58,683	8,271
Iron Mountain, Inc.	91,385	9,316
Public Storage	45,270	13,076
SBA Communications Corp.	28,949	5,597
VICI Properties, Inc.	327,308	10,674
Weyerhaeuser Co.	200,099	4,960
		127,394
Specialty Retail – 1.7%
AutoZone, Inc.*	4,960	21,280
Best Buy Co., Inc.	50,854	3,846
CarMax, Inc.*	35,733	1,603
Home Depot (The), Inc.	292,413	118,483
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  191 EQUITY FUNDS

Schedule of Investments

STOCK INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 97.3%continued
Specialty Retail – 1.7%continued
Lowe's Cos., Inc.	165,089	$41,489
O'Reilly Automotive, Inc.*	253,069	27,283
Ross Stores, Inc.	96,470	14,701
TJX (The) Cos., Inc.	330,112	47,714
Tractor Supply Co.	158,296	9,002
Ulta Beauty, Inc.*	13,548	7,407
Williams-Sonoma, Inc.	35,703	6,978
		299,786
Technology Hardware, Storage & Peripherals – 6.9%
Apple, Inc.	4,346,210	1,106,675
Dell Technologies, Inc., Class C	87,724	12,437
Hewlett Packard Enterprise Co.	384,692	9,448
HP, Inc.	257,101	7,001
NetApp, Inc.	59,598	7,060
Seagate Technology Holdings PLC	62,741	14,811
Super Micro Computer, Inc.* †	135,735	6,507
Western Digital Corp.†	104,413	12,536
		1,176,475
Textiles, Apparel & Luxury Goods – 0.3%
Deckers Outdoor Corp.*	39,256	3,980
Lululemon Athletica, Inc.*	28,877	5,138
NIKE, Inc., Class B	348,103	24,273
Ralph Lauren Corp.	11,904	3,733
Tapestry, Inc.	61,520	6,965
		44,089
Tobacco – 0.6%
Altria Group, Inc.	498,823	32,952
Philip Morris International, Inc.	458,686	74,399
		107,351
Trading Companies & Distributors – 0.3%
Fastenal Co.	339,146	16,632
United Rentals, Inc.	19,078	18,213
W.W. Grainger, Inc.	13,010	12,398
		47,243
Water Utilities – 0.0%
American Water Works Co., Inc.	53,479	7,444
Wireless Telecommunication Services – 0.2%
T-Mobile U.S., Inc.	141,150	33,788
Total Common Stocks
(Cost $3,760,476)		16,699,297

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.5%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.18%(2) (3) (4)	3,680,775	$3,681
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(2) (3)	431,861,345	431,861
Total Investment Companies
(Cost $435,542)		435,542

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.2%
U.S. Treasury Bill,
3.91%, 11/28/25(5) (6)	$31,161	$30,960
Total Short-Term Investments
(Cost $30,964)		30,960

Total Investments – 100.0%
(Cost $4,226,982)		17,165,799
Other Assets less Liabilities – 0.0%		284
NET ASSETS – 100.0%		$17,166,083

(1)	Investment in affiliate.
(2)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(3)	7-day current yield as of September 30, 2025 is disclosed.
(4)	Investment of securities lending cash collateral in connection with securities lending.
(5)	Discount rate at the time of purchase.
(6)	Security pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
See Notes to the Financial Statements.
EQUITY FUNDS 192 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
At September 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini S&P 500	1,370	$461,604	Long	12/25	$2,658

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$16,699,297	$—	$—	$16,699,297
Investment Companies	435,542	—	—	435,542
Short-Term Investments	—	30,960	—	30,960
Total Investments	$17,134,839	$30,960	$—	$17,165,799
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$2,658	$—	$—	$2,658

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  193 EQUITY FUNDS

Schedule of Investments

U.S. QUALITY ESG FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 99.0%
Aerospace & Defense – 0.2%
Howmet Aerospace, Inc.	4,758	$934
Air Freight & Logistics – 0.6%
C.H. Robinson Worldwide, Inc.	6,745	893
Expeditors International of Washington, Inc.	12,149	1,489
		2,382
Automobiles – 1.4%
Tesla, Inc.*	13,022	5,791
Banks – 3.7%
Bank of America Corp.	5,651	292
Citigroup, Inc.	43,538	4,419
Commerce Bancshares, Inc.	13,496	807
First Hawaiian, Inc.	33,879	841
JPMorgan Chase & Co.	28,654	9,038
		15,397
Biotechnology – 3.5%
AbbVie, Inc.	26,153	6,055
Amgen, Inc.	7,962	2,247
Gilead Sciences, Inc.	33,335	3,700
Halozyme Therapeutics, Inc.*	22,111	1,622
Incyte Corp.*	9,371	795
		14,419
Broadline Retail – 3.6%
Amazon.com, Inc.*	55,433	12,171
eBay, Inc.	19,328	1,758
Etsy, Inc.*	15,849	1,052
		14,981
Building Products – 1.1%
Lennox International, Inc.	2,564	1,357
Masco Corp.	10,494	739
Trane Technologies PLC	5,967	2,518
		4,614
Capital Markets – 3.2%
Affiliated Managers Group, Inc.	1,049	250
Ameriprise Financial, Inc.	1,604	788
Bank of New York Mellon (The) Corp.	20,308	2,213
Goldman Sachs Group (The), Inc.	963	767
Invesco Ltd.	75,265	1,727
Janus Henderson Group PLC	30,521	1,358
Morgan Stanley	27,342	4,346
State Street Corp.	16,497	1,914
		13,363
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Chemicals – 0.9%
Ecolab, Inc.	7,197	$1,971
Sherwin-Williams (The) Co.	5,320	1,842
		3,813
Commercial Services & Supplies – 0.5%
Cintas Corp.	1,418	291
Veralto Corp.	15,934	1,699
		1,990
Communications Equipment – 0.7%
Cisco Systems, Inc.	27,444	1,878
F5, Inc.*	1,063	344
Motorola Solutions, Inc.	1,173	536
		2,758
Construction & Engineering – 0.7%
AECOM	6,810	889
EMCOR Group, Inc.	2,841	1,845
		2,734
Consumer Finance – 0.9%
Ally Financial, Inc.	13,741	539
SLM Corp.	49,358	1,366
Synchrony Financial	24,140	1,715
		3,620
Consumer Staples Distribution & Retail – 0.8%
Costco Wholesale Corp.	2,784	2,577
Walmart, Inc.	9,022	930
		3,507
Containers & Packaging – 0.8%
Avery Dennison Corp.	5,807	942
Crown Holdings, Inc.	11,273	1,089
Sealed Air Corp.	41,059	1,451
		3,482
Diversified Consumer Services – 0.0%
H&R Block, Inc.	4,017	203
Diversified Telecommunication Services – 0.0%
Iridium Communications, Inc.	11,233	196
Electric Utilities – 0.4%
Duke Energy Corp.	7,161	886
Exelon Corp.	17,583	792
		1,678
Electrical Equipment – 1.3%
Acuity, Inc.	4,068	1,401
See Notes to the Financial Statements.
EQUITY FUNDS 194 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Electrical Equipment – 1.3%continued
GE Vernova, Inc.	5,972	$3,672
Rockwell Automation, Inc.	716	250
		5,323
Energy Equipment & Services – 0.6%
Schlumberger N.V.	29,833	1,025
TechnipFMC PLC	42,249	1,667
		2,692
Entertainment – 1.9%
Electronic Arts, Inc.	10,995	2,218
Netflix, Inc.*	3,607	4,324
Spotify Technology S.A.*	2,091	1,460
		8,002
Financial Services – 3.9%
Berkshire Hathaway, Inc., Class B*	8,226	4,136
Equitable Holdings, Inc.	29,191	1,482
Fidelity National Information Services, Inc.	21,702	1,431
Fiserv, Inc.*	10,812	1,394
Mastercard, Inc., Class A	3,355	1,908
MGIC Investment Corp.	56,153	1,593
PayPal Holdings, Inc.*	12,611	846
Visa, Inc., Class A	7,818	2,669
Voya Financial, Inc.	8,412	629
		16,088
Food Products – 0.6%
Ingredion, Inc.	10,983	1,341
Kellanova	12,263	1,006
		2,347
Gas Utilities – 0.3%
UGI Corp.	43,868	1,459
Ground Transportation – 0.8%
Landstar System, Inc.	5,828	714
Union Pacific Corp.	10,632	2,513
		3,227
Health Care Equipment & Supplies – 0.8%
Hologic, Inc.*	18,925	1,277
IDEXX Laboratories, Inc.*	3,071	1,962
		3,239
Health Care Providers & Services – 1.9%
Cardinal Health, Inc.	10,750	1,687
Cencora, Inc.	1,134	354
Cigna Group (The)	6,938	2,000
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Health Care Providers & Services – 1.9%continued
DaVita, Inc.*	9,667	$1,285
McKesson Corp.	3,360	2,596
UnitedHealth Group, Inc.	583	201
		8,123
Health Care Technology – 0.8%
Doximity, Inc., Class A*	23,605	1,727
Veeva Systems, Inc., Class A*	5,612	1,672
		3,399
Hotels, Restaurants & Leisure – 2.0%
Airbnb, Inc., Class A*	4,164	506
Booking Holdings, Inc.	732	3,952
Domino's Pizza, Inc.	938	405
Hilton Worldwide Holdings, Inc.	7,471	1,938
Travel + Leisure Co.	25,452	1,514
		8,315
Household Durables – 0.4%
TopBuild Corp.*	4,060	1,587
Household Products – 1.9%
Clorox (The) Co.	5,959	735
Colgate-Palmolive Co.	21,934	1,753
Kimberly-Clark Corp.	13,477	1,676
Procter & Gamble (The) Co.	24,004	3,688
		7,852
Independent Power & Renewable Electricity Producers – 0.7%
Brookfield Renewable Corp.	47,710	1,642
Clearway Energy, Inc., Class C	44,127	1,247
		2,889
Industrial Conglomerates – 0.4%
3M Co.	11,634	1,805
Insurance – 2.4%
Aflac, Inc.	15,739	1,758
American International Group, Inc.	4,851	381
Hartford Insurance Group (The), Inc.	13,344	1,780
MetLife, Inc.	22,712	1,871
Prudential Financial, Inc.	12,092	1,255
Unum Group	18,493	1,438
Willis Towers Watson PLC	4,852	1,676
		10,159
Interactive Media & Services – 6.1%
Alphabet, Inc., Class A	69,047	16,785
Meta Platforms, Inc., Class A	11,928	8,760
		25,545
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  195 EQUITY FUNDS

Schedule of Investments

U.S. QUALITY ESG FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
IT Services – 1.5%
Accenture PLC, Class A	7,671	$1,892
International Business Machines Corp.	15,374	4,338
		6,230
Leisure Products – 0.4%
Hasbro, Inc.	19,408	1,472
Life Sciences Tools & Services – 0.8%
Mettler-Toledo International, Inc.*	1,427	1,752
Waters Corp.*	5,102	1,529
		3,281
Machinery – 1.7%
Caterpillar, Inc.	5,942	2,835
Illinois Tool Works, Inc.	7,866	2,051
Otis Worldwide Corp.	3,415	312
Parker-Hannifin Corp.	403	306
Pentair PLC	15,866	1,757
		7,261
Metals & Mining – 0.8%
Newmont Corp.	17,577	1,482
Royal Gold, Inc.	9,044	1,814
		3,296
Oil, Gas & Consumable Fuels – 1.1%
Cheniere Energy, Inc.	7,839	1,842
Chevron Corp.	1,278	198
EOG Resources, Inc.	11,041	1,238
Exxon Mobil Corp.	11,084	1,250
		4,528
Pharmaceuticals – 2.6%
Bristol-Myers Squibb Co.	41,847	1,887
Eli Lilly & Co.	2,688	2,051
Johnson & Johnson	11,322	2,099
Merck & Co., Inc.	7,374	619
Pfizer, Inc.	136,339	3,474
Zoetis, Inc.	5,015	734
		10,864
Professional Services – 2.3%
Automatic Data Processing, Inc.	10,907	3,201
Broadridge Financial Solutions, Inc.	7,204	1,716
ExlService Holdings, Inc.*	26,505	1,167
Paychex, Inc.	2,881	365
Paycom Software, Inc.	2,729	568
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Professional Services – 2.3%continued
Paylocity Holding Corp.*	7,747	$1,234
Verisk Analytics, Inc.	5,789	1,456
		9,707
Real Estate Management & Development – 0.4%
CBRE Group, Inc., Class A*	11,914	1,877
Residential Real Estate Investment Trusts – 0.3%
AvalonBay Communities, Inc.	7,021	1,356
Retail Real Estate Investment Trusts – 0.1%
Brixmor Property Group, Inc.	7,587	210
Semiconductors & Semiconductor Equipment – 12.8%
Applied Materials, Inc.	20,725	4,243
Broadcom, Inc.	29,959	9,884
KLA Corp.	907	978
Lam Research Corp.	34,225	4,583
NVIDIA Corp.	173,647	32,399
QUALCOMM, Inc.	7,951	1,323
		53,410
Software – 12.6%
Adobe, Inc.*	7,111	2,508
AppLovin Corp., Class A*	3,467	2,491
Autodesk, Inc.*	6,396	2,032
Bentley Systems, Inc., Class B	24,113	1,241
Cadence Design Systems, Inc.*	4,635	1,628
Dropbox, Inc., Class A*	49,940	1,509
Fair Isaac Corp.*	674	1,009
Intuit, Inc.	6,438	4,397
Manhattan Associates, Inc.*	1,096	225
Microsoft Corp.	54,136	28,040
Oracle Corp.	4,936	1,388
Palantir Technologies, Inc., Class A*	2,517	459
PTC, Inc.*	8,689	1,764
Salesforce, Inc.	14,539	3,446
Teradata Corp.*	12,145	261
		52,398
Specialty Retail – 2.6%
Best Buy Co., Inc.	7,715	583
Home Depot (The), Inc.	11,046	4,476
Lowe's Cos., Inc.	14,425	3,625
Ulta Beauty, Inc.*	1,133	620
Williams-Sonoma, Inc.	8,756	1,711
		11,015
See Notes to the Financial Statements.
EQUITY FUNDS 196 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 99.0%continued
Technology Hardware, Storage & Peripherals – 6.9%
Apple, Inc.	105,291	$26,810
HP, Inc.	20,417	556
NetApp, Inc.	6,585	780
Western Digital Corp.	4,054	487
		28,633
Textiles, Apparel & Luxury Goods – 1.1%
Crocs, Inc.*	12,499	1,044
Deckers Outdoor Corp.*	11,786	1,195
NIKE, Inc., Class B	7,775	542
Tapestry, Inc.	16,711	1,892
		4,673
Trading Companies & Distributors – 0.8%
Fastenal Co.	41,325	2,027
W.W. Grainger, Inc.	1,468	1,399
		3,426
Wireless Telecommunication Services – 0.4%
Millicom International Cellular S.A.	30,805	1,495
Total Common Stocks
(Cost $247,514)		413,045

INVESTMENT COMPANIES – 0.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(1) (2)	3,752,759	3,753
Total Investment Companies
(Cost $3,753)		3,753

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.1%
U.S. Treasury Bill,
4.18%, 11/28/25(3) (4)	$236	$235
Total Short-Term Investments
(Cost $234)		235

Total Investments – 100.0%
(Cost $251,501)		417,033
Other Assets less Liabilities – 0.0%		143
NET ASSETS – 100.0%		$417,176

(1)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(2)	7-day current yield as of September 30, 2025 is disclosed.
(3)	Discount rate at the time of purchase.
(4)	Security pledged as collateral to cover margin requirements for open futures contracts.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

S&P - Standard & Poor's
Percentages shown are based on Net Assets.
At September 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini S&P 500	11	$3,706	Long	12/25	$50

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks(1)	$413,045	$—	$—	$413,045
Investment Companies	3,753	—	—	3,753
Short-Term Investments	—	235	—	235
Total Investments	$416,798	$235	$—	$417,033
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$50	$—	$—	$50

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  197 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)
Australia – 1.1%
ANZ Group Holdings Ltd.	134,148	$2,942
APA Group	62,563	368
Aristocrat Leisure Ltd.	25,304	1,175
ASX Ltd.	8,981	348
BlueScope Steel Ltd.	21,484	323
Brambles Ltd.	61,756	1,018
CAR Group Ltd.	18,203	444
Cochlear Ltd.	2,893	535
Coles Group Ltd.	59,855	924
Computershare Ltd.	25,508	613
Evolution Mining Ltd.	92,107	664
Fortescue Ltd.	74,875	929
Goodman Group	91,372	1,989
Macquarie Group Ltd.	16,151	2,349
Northern Star Resources Ltd.	59,798	943
QBE Insurance Group Ltd.	68,625	936
REA Group Ltd.	2,606	400
South32 Ltd.	220,113	400
Suncorp Group Ltd.	48,481	652
Transurban Group	139,926	1,281
WiseTech Global Ltd.	9,775	585
Woodside Energy Group Ltd.	84,770	1,273
		21,091
Austria – 0.1%
Mondi PLC	18,929	262
OMV A.G.	7,832	418
Verbund A.G.	3,702	269
		949
Belgium – 0.1%
Ageas S.A./N.V.	6,342	440
Elia Group S.A./N.V.	2,224	257
KBC Group N.V.	10,403	1,247
Lotus Bakeries N.V.	20	189
Syensqo S.A.	3,500	284
		2,417
Brazil – 0.4%
MercadoLibre, Inc.*	2,078	4,856
Wheaton Precious Metals Corp.	21,205	2,373
Yara International ASA	9,211	336
		7,565
Canada – 3.2%
Agnico Eagle Mines Ltd.	22,756	3,833
Bank of Montreal	32,542	4,241
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Canada – 3.2%continued
Bank of Nova Scotia (The)	56,136	$3,630
Brookfield Corp.	63,076	4,328
CAE, Inc.*	15,514	459
Cameco Corp.	19,703	1,654
Canadian National Railway Co.	23,662	2,231
Canadian Tire Corp. Ltd., Class A	2,544	303
CGI, Inc.	9,421	839
Dollarama, Inc.	12,505	1,649
Element Fleet Management Corp.	19,573	507
Enbridge, Inc.	97,933	4,941
FirstService Corp.	1,927	367
Fortis, Inc.	22,257	1,129
George Weston Ltd.	8,073	492
Hydro One Ltd.	13,743	490
Imperial Oil Ltd.	8,727	791
Intact Financial Corp.	8,208	1,597
Keyera Corp.	10,222	343
Kinross Gold Corp.	54,572	1,354
Loblaw Cos. Ltd.	27,152	1,050
Metro, Inc.	9,657	649
National Bank of Canada	17,474	1,856
Nutrien Ltd.	21,876	1,285
Open Text Corp.	13,145	491
Pembina Pipeline Corp.	25,004	1,011
RB Global, Inc.	8,723	945
Rogers Communications, Inc., Class B	16,602	572
Shopify, Inc., Class A*	55,372	8,226
Sun Life Financial, Inc.	25,128	1,509
TELUS Corp.	18,800	296
Thomson Reuters Corp.	7,349	1,141
Toronto-Dominion Bank (The)	77,536	6,200
WSP Global, Inc.	6,080	1,195
		61,604
Chile – 0.1%
Antofagasta PLC	17,577	655
Lundin Mining Corp.	32,404	483
		1,138
China – 0.2%
Prosus N.V.*	59,132	4,194
Congo, The Democ. Rep. of – 0.0%
Ivanhoe Mines Ltd., Class A*	37,487	398
Denmark – 0.8%
AP Moller - Maersk A/S, Class A	133	260
See Notes to the Financial Statements.
EQUITY FUNDS 198 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Denmark – 0.8%continued
AP Moller - Maersk A/S, Class B	199	$390
Coloplast A/S, Class B	5,703	488
DSV A/S	9,247	1,846
Genmab A/S*	2,824	870
Novo Nordisk A/S, Class B	146,215	8,070
Novonesis (Novozymes) B	15,218	933
Orsted A.S.*	26,924	484
Pandora A/S	3,699	484
ROCKWOOL A/S, Class B	4,353	163
Tryg A/S	14,394	366
Vestas Wind Systems A/S	45,604	885
		15,239
Finland – 0.3%
Elisa OYJ	6,842	359
Kesko OYJ, Class B	13,829	294
Kone OYJ, Class B	15,309	1,045
Metso OYJ	31,672	436
Neste OYJ	21,050	386
Nokia OYJ	236,090	1,131
Sampo OYJ, Class A	109,039	1,255
Stora Enso OYJ (Registered)	26,687	294
UPM-Kymmene OYJ	24,463	670
		5,870
France – 2.8%
Aeroports de Paris S.A.	1,718	228
Air Liquide S.A.	26,247	5,462
AXA S.A.	80,036	3,832
BNP Paribas S.A.	46,126	4,205
Bouygues S.A.	8,662	391
Bureau Veritas S.A.	14,104	443
Carrefour S.A.	29,199	442
Cie Generale des Etablissements Michelin S.C.A.	29,531	1,061
Covivio S.A./France	3,139	212
Credit Agricole S.A.	47,481	935
Danone S.A.	29,371	2,559
Dassault Systemes S.E.	29,805	1,003
Eiffage S.A.	3,421	440
EssilorLuxottica S.A.	13,687	4,464
Gecina S.A.	2,410	242
Getlink S.E.	16,266	299
Hermes International S.C.A.	1,434	3,517
Kering S.A.	3,374	1,124
Legrand S.A.	11,758	1,961
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
France – 2.8%continued
L'Oreal S.A.	10,959	$4,749
LVMH Moet Hennessy Louis Vuitton S.E.	11,334	6,935
Publicis Groupe S.A.	10,232	982
Rexel S.A.	10,940	361
Societe Generale S.A.	32,768	2,180
TotalEnergies S.E.	92,894	5,668
		53,695
Germany – 1.0%
adidas A.G.	7,613	1,606
Beiersdorf A.G.	4,218	441
Commerzbank A.G.	34,769	1,310
Covestro A.G.*	8,723	597
Deutsche Boerse A.G.	8,379	2,245
Deutsche Lufthansa A.G. (Registered)	27,068	229
Evonik Industries A.G.	10,107	176
GEA Group A.G.	6,794	502
Heidelberg Materials A.G.	6,023	1,356
Henkel A.G. & Co. KGaA	5,395	400
Infineon Technologies A.G.	58,740	2,293
Knorr-Bremse A.G.	3,722	349
LEG Immobilien S.E.	3,433	273
Merck KGaA	5,650	727
MTU Aero Engines A.G.	2,383	1,094
Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen (Registered)	5,881	3,758
Scout24 S.E.	3,191	399
Symrise A.G.	6,129	534
Vonovia S.E.	33,322	1,040
Zalando S.E.*	11,292	346
		19,675
Hong Kong – 0.6%
AIA Group Ltd.	483,200	4,632
CK Infrastructure Holdings Ltd.	33,500	220
Hang Seng Bank Ltd.	34,378	524
HKT Trust & HKT Ltd.	202,000	299
Hong Kong & China Gas Co. Ltd.	545,463	474
Hong Kong Exchanges & Clearing Ltd.	54,000	3,069
MTR Corp. Ltd.	63,626	216
Prudential PLC	115,486	1,626
Sino Land Co. Ltd.	165,113	209
Swire Pacific Ltd., Class A	17,500	148
WH Group Ltd.(2)	397,500	432
		11,849
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  199 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Ireland – 0.5%
Accenture PLC, Class A	28,231	$6,962
AerCap Holdings N.V.	7,891	955
Kerry Group PLC, Class A	7,878	709
Kingspan Group PLC	7,661	645
		9,271
Israel – 0.0%
Nice Ltd.*	2,803	408
Italy – 0.7%
Coca-Cola HBC A.G. - CDI*	10,391	490
Enel S.p.A.	364,586	3,458
FinecoBank Banca Fineco S.p.A.	30,510	661
Generali	38,376	1,508
Infrastrutture Wireless Italiane S.p.A.	17,347	204
Intesa Sanpaolo S.p.A.	646,985	4,279
Moncler S.p.A.	10,087	592
Nexi S.p.A.	27,252	154
Poste Italiane S.p.A.	19,178	455
Prysmian S.p.A.	12,558	1,254
		13,055
Japan – 5.6%
Aeon Co. Ltd.	100,900	1,225
Ajinomoto Co., Inc.	41,400	1,188
ANA Holdings, Inc.	8,800	170
Asahi Kasei Corp.	55,000	432
Asics Corp.	31,500	823
Astellas Pharma, Inc.	80,400	877
Bandai Namco Holdings, Inc.	26,700	888
Bridgestone Corp.	25,400	1,175
Capcom Co. Ltd.	15,300	417
Dai Nippon Printing Co. Ltd.	19,700	335
Daifuku Co. Ltd.	14,800	473
Dai-ichi Life Holdings, Inc.	160,700	1,264
Daiichi Sankyo Co. Ltd.	77,500	1,735
Daikin Industries Ltd.	11,900	1,369
Daiwa House Industry Co. Ltd.	25,200	906
Daiwa Securities Group, Inc.	60,800	493
Eisai Co. Ltd.	11,405	383
ENEOS Holdings, Inc.	122,700	779
FANUC Corp.	42,400	1,208
Fast Retailing Co. Ltd.	8,500	2,581
Fuji Electric Co. Ltd.	6,400	437
FUJIFILM Holdings Corp.	50,700	1,263
Fujitsu Ltd.	79,900	1,879
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Japan – 5.6%continued
Hankyu Hanshin Holdings, Inc.	10,600	$313
Hitachi Ltd.	207,800	5,457
Hoya Corp.	15,600	2,155
Isuzu Motors Ltd.	24,700	312
ITOCHU Corp.	54,100	3,111
JFE Holdings, Inc.	24,400	300
Kao Corp.	21,200	924
KDDI Corp.	142,500	2,283
Kikkoman Corp.	31,300	265
Kobe Bussan Co. Ltd.	6,900	190
Komatsu Ltd.	43,000	1,496
Konami Group Corp.	4,600	664
Kubota Corp.	43,400	545
LY Corp.	120,700	389
Marubeni Corp.	64,200	1,602
MatsukiyoCocokara & Co.	15,800	321
MEIJI Holdings Co. Ltd.	10,600	220
Mitsubishi Chemical Group Corp.	56,800	328
Mitsubishi Estate Co. Ltd.	48,400	1,115
Mitsui Fudosan Co. Ltd.	120,400	1,315
Mizuho Financial Group, Inc.	114,100	3,819
MS&AD Insurance Group Holdings, Inc.	58,500	1,327
NEC Corp.	58,800	1,880
Nexon Co. Ltd.	15,100	332
Nippon Paint Holdings Co. Ltd.	46,700	319
Nissin Foods Holdings Co. Ltd.	7,600	143
Nitto Denko Corp.	32,600	773
Nomura Holdings, Inc.	134,300	983
Nomura Research Institute Ltd.	17,076	655
Obayashi Corp.	29,800	489
Oriental Land Co. Ltd.	49,000	1,178
ORIX Corp.	52,400	1,368
Osaka Gas Co. Ltd.	17,200	499
Pan Pacific International Holdings Corp.	86,000	567
Panasonic Holdings Corp.	106,500	1,157
Rakuten Group, Inc.*	67,000	434
Recruit Holdings Co. Ltd.	60,500	3,246
Renesas Electronics Corp.	76,600	880
Secom Co. Ltd.	18,800	689
Sekisui Chemical Co. Ltd.	17,800	331
Sekisui House Ltd.	27,100	616
SG Holdings Co. Ltd.	14,000	145
Shimadzu Corp.	11,100	280
See Notes to the Financial Statements.
EQUITY FUNDS 200 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Japan – 5.6%continued
Shin-Etsu Chemical Co. Ltd.	75,700	$2,477
Shiseido Co. Ltd.	16,900	289
SoftBank Corp.	1,301,100	1,914
SoftBank Group Corp.	43,400	5,512
Sompo Holdings, Inc.	40,700	1,257
Sony Financial Group, Inc.*	279,800	310
Sony Group Corp.	279,800	8,029
Subaru Corp.	26,400	541
Sumitomo Metal Mining Co. Ltd.	12,100	390
Sumitomo Mitsui Financial Group, Inc.	167,400	4,686
Sumitomo Mitsui Trust Group, Inc.	29,500	856
Suntory Beverage & Food Ltd.	6,100	191
Sysmex Corp.	22,826	283
T&D Holdings, Inc.	22,200	543
TDK Corp.	88,500	1,280
TIS, Inc.	10,700	353
Toho Co. Ltd.	5,100	328
Tokio Marine Holdings, Inc.	83,700	3,541
Tokyo Electron Ltd.	20,300	3,660
Tokyo Gas Co. Ltd.	14,400	512
Tokyu Corp.	23,500	287
Toray Industries, Inc.	62,000	396
Unicharm Corp.	47,800	312
West Japan Railway Co.	18,400	403
Yamaha Motor Co. Ltd.†	41,500	312
Yokogawa Electric Corp.	10,700	307
Yokohama Financial Group, Inc.	49,000	376
ZOZO, Inc.	22,800	209
		107,269
Jersey – 0.0%
Aptiv PLC*	9,836	848
Luxembourg – 0.0%
Eurofins Scientific S.E.	5,761	419
Netherlands – 1.6%
Akzo Nobel N.V.	7,600	541
ASML Holding N.V.	17,903	17,455
ASR Nederland N.V.	6,348	432
ING Groep N.V.	136,896	3,568
Koninklijke Ahold Delhaize N.V.	40,721	1,647
Koninklijke KPN N.V.	170,031	816
NN Group N.V.	11,850	837
NXP Semiconductors N.V.	11,515	2,622
Randstad N.V.	5,740	246
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Netherlands – 1.6%continued
Universal Music Group N.V.	49,263	$1,430
Wolters Kluwer N.V.	10,690	1,459
		31,053
New Zealand – 0.1%
Contact Energy Ltd.	46,792	246
Meridian Energy Ltd.	76,116	246
Xero Ltd.*	7,086	741
		1,233
Norway – 0.2%
Aker BP ASA	12,326	314
DNB Bank ASA	39,244	1,072
Equinor ASA	33,162	811
Gjensidige Forsikring ASA	10,577	311
Mowi ASA	23,279	494
Norsk Hydro ASA	56,730	384
Orkla ASA	34,169	357
Telenor ASA	24,598	408
		4,151
Poland – 0.0%
InPost S.A.*	11,470	141
Portugal – 0.1%
Banco Espirito Santo S.A. (Registered)(3) *	29,034	—
EDP S.A.	149,972	712
Galp Energia SGPS S.A.	22,075	419
Jeronimo Martins SGPS S.A.	13,504	329
		1,460
Singapore – 0.3%
CapitaLand Ascendas REIT	197,000	427
CapitaLand Investment Ltd.	92,858	194
Grab Holdings Ltd., Class A*	117,271	706
Keppel Ltd.	65,500	453
Sembcorp Industries Ltd.	44,000	206
Singapore Exchange Ltd.	40,400	518
STMicroelectronics N.V.	30,677	867
United Overseas Bank Ltd.	57,300	1,537
		4,908
South Africa – 0.1%
Anglo American PLC	50,307	1,894
Spain – 0.6%
ACS Actividades de Construccion y Servicios S.A.	8,520	682
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  201 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Spain – 0.6%continued
Aena SME S.A.(2)	33,704	$923
Amadeus IT Group S.A.	20,123	1,593
Banco de Sabadell S.A.	231,968	901
Cellnex Telecom S.A.*	22,241	771
Endesa S.A.	13,323	426
Iberdrola S.A.	287,909	5,455
Redeia Corp. S.A.	17,631	341
Repsol S.A.	51,186	908
		12,000
Sweden – 0.9%
AddTech AB, Class B	12,522	409
Alfa Laval AB	12,572	577
Assa Abloy AB, Class B	44,731	1,569
Atlas Copco AB, Class A	119,954	2,043
Atlas Copco AB, Class B	72,742	1,098
Boliden AB*	12,158	496
Epiroc AB, Class A	28,384	599
Epiroc AB, Class B	19,836	375
EQT AB	16,681	583
Essity AB, Class B	25,791	674
Evolution AB	6,387	524
H&M Hennes & Mauritz AB, Class B	28,770	537
Holmen AB, Class B	3,548	135
Indutrade AB	11,663	269
Nibe Industrier AB, Class B	64,362	255
Sandvik AB	47,426	1,328
Skanska AB, Class B	14,490	378
SKF AB, Class B	15,145	378
Svenska Cellulosa AB S.C.A., Class B	30,391	403
Svenska Handelsbanken AB, Class A	66,021	863
Tele2 AB, Class B	26,667	455
Telia Co. AB	98,805	377
Volvo AB, Class B	71,754	2,069
		16,394
Switzerland – 1.4%
ABB Ltd. (Registered)	71,561	5,158
Baloise Holding A.G. (Registered)	1,987	492
Banque Cantonale Vaudoise (Registered)	1,740	206
Chocoladefabriken Lindt & Spruengli A.G. (Participation Certificate)	42	644
Chocoladefabriken Lindt & Spruengli A.G. (Registered)	5	753
DSM-Firmenich A.G.	8,179	699
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
Switzerland – 1.4%continued
Geberit A.G. (Registered)	1,504	$1,137
Givaudan S.A. (Registered)	420	1,712
Julius Baer Group Ltd.	9,226	642
Kuehne + Nagel International A.G. (Registered)	2,021	378
Logitech International S.A. (Registered)	6,737	742
Lonza Group A.G. (Registered)	3,174	2,130
SGS S.A. (Registered)	7,552	786
SIG Group A.G.*	17,001	176
Sika A.G. (Registered)	6,765	1,516
Sonova Holding A.G. (Registered)	2,169	594
Swiss Life Holding A.G. (Registered)	1,289	1,389
Swiss Prime Site A.G. (Registered)	3,978	557
Swisscom A.G. (Registered)	1,159	841
VAT Group A.G.	1,384	551
Zurich Insurance Group A.G.	6,706	4,787
		25,890
United Kingdom – 3.2%
3i Group PLC	44,115	2,432
Admiral Group PLC	13,185	596
Ashtead Group PLC	19,241	1,293
Associated British Foods PLC	16,724	461
AstraZeneca PLC	70,416	10,756
Auto Trader Group PLC	44,560	473
Aviva PLC	135,151	1,252
Barratt Redrow PLC	68,470	360
BT Group PLC	271,628	699
Bunzl PLC	16,134	509
Coca-Cola Europacific Partners PLC	10,471	947
DCC PLC	4,212	272
HSBC Holdings PLC	792,279	11,183
Informa PLC	57,894	715
Intertek Group PLC	6,504	416
J Sainsbury PLC	89,164	401
Kingfisher PLC	82,304	344
Land Securities Group PLC	28,547	224
Legal & General Group PLC	246,666	793
Lloyds Banking Group PLC	2,720,127	3,064
M&G PLC	109,790	375
Melrose Industries PLC	60,635	500
National Grid PLC	221,616	3,195
Pearson PLC	27,401	389
Phoenix Group Holdings PLC	35,856	311
Reckitt Benckiser Group PLC	30,592	2,363
See Notes to the Financial Statements.
EQUITY FUNDS 202 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
United Kingdom – 3.2%continued
RELX PLC (London Exchange)	82,874	$3,958
Rentokil Initial PLC	115,095	582
Sage Group (The) PLC	43,361	644
Schroders PLC	31,979	162
Segro PLC	58,450	517
Smiths Group PLC	14,034	448
Spirax Group PLC	3,544	327
SSE PLC	49,019	1,149
Tesco PLC	298,315	1,788
Unilever PLC	111,067	6,565
Vodafone Group PLC	859,670	997
Whitbread PLC	9,195	400
WPP PLC	57,265	286
		62,146
United States – 72.9%
3M Co.	24,469	3,797
Adobe, Inc.*	19,250	6,790
Advanced Micro Devices, Inc.*	73,580	11,905
Aflac, Inc.	23,424	2,616
Agilent Technologies, Inc.	12,777	1,640
Akamai Technologies, Inc.*	7,012	531
Albertsons Cos., Inc., Class A	17,645	309
Alcon A.G.	22,536	1,688
Align Technology, Inc.*	3,508	439
Allegion PLC	3,793	673
Allstate (The) Corp.	12,082	2,593
Alnylam Pharmaceuticals, Inc.*	5,928	2,703
Alphabet, Inc., Class A	264,266	64,243
Alphabet, Inc., Class C	223,533	54,441
American Express Co.	25,464	8,458
American Tower Corp.	21,260	4,089
American Water Works Co., Inc.	8,737	1,216
Ameriprise Financial, Inc.	4,287	2,106
Amgen, Inc.	24,472	6,906
Analog Devices, Inc.	22,570	5,545
Annaly Capital Management, Inc.	26,557	537
Applied Materials, Inc.	36,405	7,454
Arch Capital Group Ltd.	17,049	1,547
Atlassian Corp., Class A*	7,499	1,198
Atmos Energy Corp.	7,041	1,202
Autodesk, Inc.*	9,729	3,091
Automatic Data Processing, Inc.	18,544	5,443
AutoZone, Inc.*	776	3,329
Avery Dennison Corp.	3,934	638
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
United States – 72.9%continued
Axon Enterprise, Inc.*	3,365	$2,415
Baker Hughes Co.	45,310	2,208
Ball Corp.	11,435	577
Bank of New York Mellon (The) Corp.	32,507	3,542
Best Buy Co., Inc.	8,994	680
Biogen, Inc.*	6,732	943
Blackrock, Inc.	6,746	7,865
Booking Holdings, Inc.	1,491	8,050
Bristol-Myers Squibb Co.	92,544	4,174
Broadridge Financial Solutions, Inc.	5,278	1,257
Bunge Global S.A.	6,956	565
Burlington Stores, Inc.*	3,022	769
BXP, Inc.	6,573	489
C.H. Robinson Worldwide, Inc.	5,393	714
Cadence Design Systems, Inc.*	12,430	4,366
Capital One Financial Corp.	29,008	6,167
Carrier Global Corp.	34,920	2,085
Caterpillar, Inc.	21,373	10,198
Cboe Global Markets, Inc.	4,979	1,221
CBRE Group, Inc., Class A*	13,435	2,117
Cencora, Inc.	8,352	2,610
Charles Schwab (The) Corp.	78,357	7,481
Charter Communications, Inc., Class A*	4,034	1,110
Cheniere Energy, Inc.	10,057	2,363
Church & Dwight Co., Inc.	10,855	951
Cigna Group (The)	12,179	3,511
Cintas Corp.	16,537	3,394
Citizens Financial Group, Inc.	19,598	1,042
Clorox (The) Co.	5,416	668
CMS Energy Corp.	12,847	941
CNH Industrial N.V.	43,031	467
Coca-Cola (The) Co.	185,487	12,302
Colgate-Palmolive Co.	34,574	2,764
Comcast Corp., Class A	169,759	5,334
Consolidated Edison, Inc.	16,083	1,617
Cooper (The) Cos., Inc.*	9,173	629
CRH PLC	30,664	3,677
Crown Castle, Inc.	19,555	1,887
CSL Ltd.	21,818	2,866
CSX Corp.	85,389	3,032
Cummins, Inc.	6,262	2,645
D.R. Horton, Inc.	12,459	2,111
Danaher Corp.	29,249	5,799
Darden Restaurants, Inc.	5,248	999
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  203 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
United States – 72.9%continued
DaVita, Inc.*	2,077	$276
Deckers Outdoor Corp.*	7,252	735
Deere & Co.	11,710	5,355
Delta Air Lines, Inc.	7,131	405
Dexcom, Inc.*	17,682	1,190
Dick's Sporting Goods, Inc.	2,988	664
Digital Realty Trust, Inc.	15,312	2,647
Docusign, Inc.*	9,115	657
Dollar General Corp.	9,958	1,029
Dover Corp.	6,050	1,009
Eaton Corp. PLC	17,752	6,644
eBay, Inc.	20,844	1,896
Ecolab, Inc.	11,566	3,167
Edison International	17,562	971
Edwards Lifesciences Corp.*	26,487	2,060
Electronic Arts, Inc.	10,806	2,180
Elevance Health, Inc.	10,245	3,310
Eli Lilly & Co.	36,610	27,933
EMCOR Group, Inc.	2,027	1,317
Equinix, Inc.	4,475	3,505
Equitable Holdings, Inc.	13,447	683
Essential Utilities, Inc.	13,807	551
Estee Lauder (The) Cos., Inc., Class A	10,553	930
Eversource Energy	16,556	1,178
Exelon Corp.	45,712	2,058
Expeditors International of Washington, Inc.	6,151	754
FactSet Research Systems, Inc.	1,732	496
Fair Isaac Corp.*	1,107	1,657
Ferguson Enterprises, Inc.	8,910	2,001
Ferrovial S.E.	23,188	1,335
Fidelity National Information Services, Inc.	23,780	1,568
First Solar, Inc.*	4,636	1,022
Fiserv, Inc.*	25,133	3,240
Fortive Corp.	14,451	708
Fox Corp., Class A	9,488	598
Fox Corp., Class B	6,954	398
Garmin Ltd.	7,398	1,822
Gartner, Inc.*	3,722	978
General Electric Co.	48,459	14,577
General Mills, Inc.	23,905	1,205
Genuine Parts Co.	6,233	864
Gilead Sciences, Inc.	56,594	6,282
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
United States – 72.9%continued
Graco, Inc.	7,351	$625
Halliburton Co.	40,195	989
Hartford Insurance Group (The), Inc.	12,845	1,713
HCA Healthcare, Inc.	8,233	3,509
Healthpeak Properties, Inc.	33,967	650
Hewlett Packard Enterprise Co.	59,678	1,466
Hilton Worldwide Holdings, Inc.	10,710	2,779
Hologic, Inc.*	9,982	674
Home Depot (The), Inc.	45,209	18,318
Hormel Foods Corp.	14,761	365
HP, Inc.	42,958	1,170
Hubbell, Inc.	2,393	1,030
HubSpot, Inc.*	2,255	1,055
Humana, Inc.	5,487	1,428
Huntington Bancshares, Inc.	67,329	1,163
IDEX Corp.	3,291	536
IDEXX Laboratories, Inc.*	3,666	2,342
Illinois Tool Works, Inc.	12,702	3,312
Incyte Corp.*	7,292	618
Ingersoll Rand, Inc.	17,959	1,484
Insulet Corp.*	3,401	1,050
Intel Corp.*	198,163	6,648
Intercontinental Exchange, Inc.	25,982	4,377
International Business Machines Corp.	42,219	11,913
International Flavors & Fragrances, Inc.	12,566	773
International Paper Co.	22,615	1,049
Intuit, Inc.	12,670	8,652
IQVIA Holdings, Inc.*	7,795	1,481
Iron Mountain, Inc.	13,364	1,362
J.M. Smucker (The) Co.	4,727	513
James Hardie Industries PLC - CDI*	27,765	517
JB Hunt Transport Services, Inc.	3,853	517
Johnson & Johnson	109,330	20,272
Johnson Controls International PLC	29,804	3,277
Kellanova	12,315	1,010
Kenvue, Inc.	87,802	1,425
Keurig Dr. Pepper, Inc.	58,354	1,489
KeyCorp	41,894	783
Keysight Technologies, Inc.*	7,725	1,351
Kimberly-Clark Corp.	15,037	1,870
Kroger (The) Co.	28,506	1,922
Labcorp Holdings, Inc.	3,766	1,081
Lam Research Corp.	58,099	7,779
Lennox International, Inc.	1,438	761
See Notes to the Financial Statements.
EQUITY FUNDS 204 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
United States – 72.9%continued
Linde PLC	21,457	$10,192
Lowe's Cos., Inc.	25,448	6,395
LPL Financial Holdings, Inc.	3,673	1,222
Lululemon Athletica, Inc.*	5,174	921
LyondellBasell Industries N.V., Class A	11,765	577
Marathon Petroleum Corp.	13,982	2,695
Marsh & McLennan Cos., Inc.	22,510	4,536
Martin Marietta Materials, Inc.	2,742	1,728
Marvell Technology, Inc.	39,031	3,281
Mastercard, Inc., Class A	38,931	22,144
McCormick & Co., Inc. (Non Voting)	11,174	748
McDonald's Corp.	32,455	9,863
Merck & Co., Inc.	114,005	9,568
Mettler-Toledo International, Inc.*	969	1,190
Microsoft Corp.	321,005	166,265
Molina Healthcare, Inc.*	2,520	482
Monster Beverage Corp.*	33,135	2,230
Moody's Corp.	7,327	3,491
Morgan Stanley	54,453	8,656
Nasdaq, Inc.(4)	19,086	1,688
NetApp, Inc.	9,076	1,075
Neurocrine Biosciences, Inc.*	4,575	642
Newmont Corp.	49,976	4,214
NiSource, Inc.	20,861	903
Northern Trust Corp.(4)	8,962	1,207
Novartis A.G. (Registered)	86,374	11,107
NRG Energy, Inc.	8,866	1,436
Nucor Corp.	10,472	1,418
NVIDIA Corp.	1,108,990	206,915
NVR, Inc.*	132	1,061
Old Dominion Freight Line, Inc.	8,614	1,213
Omnicom Group, Inc.	8,327	679
ONEOK, Inc.	28,119	2,052
O'Reilly Automotive, Inc.*	38,776	4,180
Owens Corning	3,826	541
Palo Alto Networks, Inc.*	30,242	6,158
Paychex, Inc.	14,574	1,847
PayPal Holdings, Inc.*	41,533	2,785
Pentair PLC	7,261	804
PepsiCo, Inc.	62,200	8,735
Phillips 66	18,566	2,525
PNC Financial Services Group (The), Inc.	18,089	3,635
Pool Corp.	1,609	499
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
United States – 72.9%continued
PPG Industries, Inc.	10,038	$1,055
Principal Financial Group, Inc.	10,418	864
Procter & Gamble (The) Co.	106,595	16,378
Progressive (The) Corp.	26,651	6,581
Prologis, Inc.	42,067	4,818
Prudential Financial, Inc.	16,245	1,685
PTC, Inc.*	5,456	1,108
PulteGroup, Inc.	8,986	1,187
QIAGEN N.V.	10,434	463
Quanta Services, Inc.	6,741	2,794
Quest Diagnostics, Inc.	5,045	962
Raymond James Financial, Inc.	8,660	1,495
Regions Financial Corp.	40,766	1,075
Revvity, Inc.	5,336	468
Rivian Automotive, Inc., Class A* †	36,209	532
Rockwell Automation, Inc.	5,091	1,779
Royalty Pharma PLC, Class A	18,674	659
S&P Global, Inc.	14,247	6,934
Salesforce, Inc.	43,333	10,270
SBA Communications Corp.	4,843	936
Schlumberger N.V.	68,330	2,348
Schneider Electric S.E.	24,913	7,033
Seagate Technology Holdings PLC	9,658	2,280
Sempra	29,427	2,648
ServiceNow, Inc.*	9,402	8,653
Smurfit WestRock PLC	9,886	421
Smurfit WestRock PLC (London Stock Exchange)	13,746	580
Solventum Corp.*	7,495	547
Spotify Technology S.A.*	6,950	4,851
State Street Corp.	12,656	1,468
Steel Dynamics, Inc.	6,539	912
STERIS PLC	4,430	1,096
Swiss Re A.G.	13,616	2,523
Synchrony Financial	17,054	1,212
Synopsys, Inc.*	8,424	4,156
Sysco Corp.	21,990	1,811
T. Rowe Price Group, Inc.	9,975	1,024
Take-Two Interactive Software, Inc.*	8,295	2,143
Targa Resources Corp.	9,804	1,643
Target Corp.	20,322	1,823
Tesla, Inc.*	131,730	58,583
Texas Instruments, Inc.	41,243	7,578
TJX (The) Cos., Inc.	50,479	7,296
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  205 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND continued
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 98.9% (1)continued
United States – 72.9%continued
Tractor Supply Co.	23,860	$1,357
Trane Technologies PLC	10,124	4,272
TransUnion	8,838	740
Travelers (The) Cos., Inc.	10,318	2,881
Trimble, Inc.*	10,721	875
Truist Financial Corp.	59,633	2,726
Twilio, Inc., Class A*	6,877	688
U.S. Bancorp	71,165	3,439
Ulta Beauty, Inc.*	2,054	1,123
Union Pacific Corp.	27,023	6,387
United Parcel Service, Inc., Class B	33,083	2,763
United Rentals, Inc.	2,955	2,821
Valero Energy Corp.	14,258	2,428
Veeva Systems, Inc., Class A*	7,033	2,095
Veralto Corp.	11,102	1,184
Verizon Communications, Inc.	192,001	8,438
Vertex Pharmaceuticals, Inc.*	11,680	4,574
Visa, Inc., Class A	77,780	26,553
W.W. Grainger, Inc.	2,083	1,985
Walt Disney (The) Co.	81,633	9,347
Waters Corp.*	2,894	868
Welltower, Inc.	29,649	5,282
West Pharmaceutical Services, Inc.	3,236	849
Western Digital Corp.	15,787	1,895
Weyerhaeuser Co.	33,673	835
Williams (The) Cos., Inc.	55,598	3,522
Williams-Sonoma, Inc.	5,575	1,090
Willis Towers Watson PLC	4,627	1,598
Workday, Inc., Class A*	9,721	2,340
Xylem, Inc.	10,942	1,614
Yum! Brands, Inc.	12,537	1,906
Zimmer Biomet Holdings, Inc.	8,898	876
Zoetis, Inc.	20,108	2,942
Zscaler, Inc.*	4,562	1,367
		1,398,517
Total Common Stocks
(Cost $931,715)		1,896,741

	NUMBER OF SHARES	VALUE (000S)
PREFERRED STOCKS – 0.1% (1)
Germany – 0.1%
Henkel A.G. & Co. KGaA, 2.97%(5)	6,524	$526
Sartorius A.G., 0.38%(5)	1,341	312
		838
Total Preferred Stocks
(Cost $789)		838

RIGHTS – 0.0%
United States – 0.0%
ABIOMED, Inc. (Contingent Value Rights)(3) *	2,380	—
Total Rights
(Cost $—)		—

INVESTMENT COMPANIES – 0.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(6) (7)	10,357,390	10,357
Total Investment Companies
(Cost $10,357)		10,357

Total Investments – 99.5%
(Cost $942,861)		1,907,936
Other Assets less Liabilities – 0.5%		10,430
Net Assets – 100.0%		$1,918,366

(1)	Adjustment factors obtained from an independent evaluation service were used to determine the value of certain foreign securities.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At September 30,
2025, the value of these securities amounted to approximately $1,355,000 or 0.1% of net assets.

(3)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)	Investment in affiliate.
(5)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer's net income.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of September 30, 2025 is disclosed.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

CDI – CREST Depository Interest

FTSE – Financial Times Stock Exchange
See Notes to the Financial Statements.
EQUITY FUNDS 206 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)

S&P – Standard & Poor's

SPI – Standardized Precipitation Index
Percentages shown are based on Net Assets.
At September 30, 2025, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Bank of Montreal	Australian Dollar	174	United States Dollar	116	12/17/25	$1
Bank of Montreal	New Zealand Dollar	124	United States Dollar	74	12/17/25	2
BNP Paribas	Hong Kong Dollar	391	United States Dollar	50	12/17/25	—*
BNP Paribas	Swedish Krona	168	United States Dollar	18	12/17/25	—*
JPMorgan Chase	United States Dollar	267	Euro	227	12/17/25	—*
Morgan Stanley	Canadian Dollar	144	United States Dollar	105	12/17/25	1
Morgan Stanley	Danish Krone	734	United States Dollar	116	12/17/25	—*
Morgan Stanley	Euro	270	United States Dollar	320	12/17/25	1
Morgan Stanley	Swiss Franc	567	United States Dollar	719	12/17/25	1
Subtotal Appreciation						6
Bank of Montreal	United States Dollar	780	Canadian Dollar	1,077	12/17/25	(4)
Goldman Sachs	Japanese Yen	167,050	United States Dollar	1,132	12/17/25	(6)
JPMorgan Chase	United States Dollar	270	British Pound	199	12/17/25	(2)
JPMorgan Chase	United States Dollar	1,065	Japanese Yen	155,497	12/17/25	(5)
Morgan Stanley	Canadian Dollar	500	United States Dollar	360	12/17/25	(— )*
Morgan Stanley	Euro	250	United States Dollar	295	12/17/25	(— )*
UBS	United States Dollar	103	Australian Dollar	155	12/17/25	(— )
Subtotal Depreciation						(17)
Total						$(11)

*	Amount rounds to less than one thousand.
At September 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
E-Mini S&P 500 (United States Dollar)	42	$14,151	Long	12/25	$191
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
Euro Stoxx 50 (Euro)	30	$1,952	Long	12/25	$35
FTSE 100 Index (British Pound)	6	759	Long	12/25	6
SPI 200 Index (Australian Dollar)	4	587	Long	12/25	(3)
Topix Index (Japanese Yen)	5	1,062	Long	12/25	7
Total					$236

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
At September 30, 2025, the industry sectors for the Fund were:
INDUSTRY SECTOR	% OF NET ASSETS
Information Technology	29.6%
Financials	15.6
Industrials	10.3
Consumer Discretionary	9.9
Health Care	9.5
Communication Services	9.3
Consumer Staples	5.1
Materials	3.6
Energy	2.2
Real Estate	2.0
Utilities	1.8
Short-Term Investments	0.6
Total Investments	99.5
Other Assets less Liabilities	0.5
Net Assets	100.0%
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  207 EQUITY FUNDS

Schedule of Investments

WORLD SELECTION INDEX FUND continued	September 30, 2025 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).The Fund adjusted the price of certain foreign equity securities held in its portfolio on September 30, 2025 using adjustment factors designed to reflect more accurately the fair value of the securities. See Note 2 for a discussion of this procedure. The fair valuation of these securities resulted in their categorization as Level 2 investments.
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund’s investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Common Stocks:
Brazil	$7,229	$336	$—	$7,565
Canada	61,604	—	—	61,604
Chile	483	655	—	1,138
Congo, The Democ. Rep. of	398	—	—	398
Hong Kong	299	11,550	—	11,849
Ireland	7,917	1,354	—	9,271
Japan	310	106,959	—	107,269
Jersey	848	—	—	848
Netherlands	2,622	28,431	—	31,053
Singapore	706	4,202	—	4,908
United Kingdom	947	61,199	—	62,146
United States	1,370,405	28,112	—	1,398,517
All Other Countries(1)	—	200,175	—	200,175
Total Common Stocks	1,453,768	442,973	—	1,896,741
Preferred Stocks	—	838	—	838
Investment Companies	10,357	—	—	10,357
Total Investments	$1,464,125	$443,811	$—	$1,907,936
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$6	$—	$6
Futures Contracts	239	—	—	239
Liabilities
Forward Foreign Currency Exchange Contracts	—	(17)	—	(17)
Futures Contracts	(3)	—	—	(3)
Total Other Financial Instruments	$236	$(11)	$—	$225

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
EQUITY FUNDS 208 NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

Notes to the financial statements	September 30, 2025 (UNAUDITED)
1. ORGANIZATION
Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 48 funds as of September 30, 2025. The Active M Emerging Markets Equity, Active M International Equity, Emerging Markets Equity Index, Global Real Estate Index, Global Tactical Asset Allocation, Income Equity, International Equity, International Equity Index, Large Cap Core, Large Cap Value, Mid Cap Index, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate, Small Cap Core, Small Cap Index, Small Cap Value, Stock Index, U.S. Quality ESG and World Selection Index Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust. Each of the Funds is presented herein and has its own investment objective (e.g., long-term capital appreciation or total return).
The Global Tactical Asset Allocation Fund seeks to provide long-term capital appreciation and current income by investing primarily in shares of a combination of underlying mutual funds and exchange-traded funds (“ETFs”), including mutual funds and ETFs for which Northern Trust Investments, Inc. (“NTI”), the Fund’s investment adviser, or an affiliate acts as investment adviser (collectively, the “Underlying Funds”), and other securities and investments not issued by mutual funds. References to the “Fund” or “Funds” herein may include references to the “Underlying Funds”, as applicable.
Except for the Small Cap Core, U.S. Quality ESG and World Selection Index Funds, each Fund is authorized to issue one class of shares designated as the “Shares” class. The Small Cap Core, U.S. Quality ESG and World Selection Index Funds are authorized to issue two classes of shares designated as Class K shares and Class I shares.
NTI, an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for the Funds. The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to each Fund and as securities lending agent to each Fund except for the Global Tactical Asset Allocation Fund. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.
2. SIGNIFICANT ACCOUNTING POLICIES
The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.
The net asset value (“NAV”) of each class of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time, on each day the NYSE is open for trading.
A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS
Securities are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the last quoted sale price, or the official closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities, however, may be valued on the basis of evaluated prices provided by the Funds' approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, institutional size trading in similar groups of securities and developments related to specific securities.
The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.
Shares of open-end investment companies, other than exchange-traded funds, are valued at their closing NAV. Shares of closed-end funds and exchange-traded funds are valued at their closing market price. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded futures and options are valued at the settlement price as established each day by the exchange on which they are traded. The foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost.
The Board of Trustees (“Board”) has designated NTI as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund
NORTHERN FUNDS SEMIANNUAL REPORT  209 EQUITY FUNDS

EQUITY FUNDS

Notes to the financial statements continued
investments. Accordingly, any securities for which market quotations are not readily available or for which the available price has been determined to not represent a reliable, current market value are valued at fair value as determined in good faith by NTI. The Board oversees NTI in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. NTI, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used on behalf of a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign equity securities held by a Fund, in which case NTI may use adjustment factors obtained from an independent fair value pricing service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.
The use of fair valuation involves the risk that the values used by NTI to price a Fund's investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.
B) SECURITIES LENDING In order to generate additional income, the Funds (other than the Global Tactical Asset Allocation Fund) may lend securities to banks, brokers and dealers or other qualified institutions. In exchange, the borrower provides initial collateral having an initial market value of not less than 102% of the market value of the borrowed securities (105% of the market value of the borrowed securities, if the borrowed securities or the collateral are not denominated in U.S. Dollars). Collateral is maintained in an amount at least equal to the current market value of the securities loaned. This collateral is marked-to-market on a daily basis.
Securities lending may represent no more than one-third of the value of a Fund’s total assets (including the loan collateral).
Pursuant to an exemptive order issued by the SEC, Northern Trust (the “Securities Lending Agent”), an affiliate of the Investment Adviser, renders securities lending services to the Funds. For such services, Northern Trust receives a percentage of securities lending revenue generated for the Funds. In addition, cash collateral received by the Funds in connection with a securities loan may be invested in shares of other registered or unregistered money market funds that comply with Rule 2a-7 under the 1940 Act, including money market funds that pay investment advisory or other fees to NTI, Northern Trust, or an affiliate. See Note 6 for more information.
Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, or securities issued or guaranteed by the U.S. government or its agencies (or any combination thereof). Any cash collateral received by a Fund in connection with these loans may be invested in a variety of short-term investments, either directly or indirectly through registered or unregistered money market funds that comply with Rule 2a-7 under the 1940 Act, including money market funds managed by NTI.
When a Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral. The market value of securities on loan and the value of investments made with cash collateral received are disclosed in the Schedules of Investments. Non-cash collateral received is not recorded as an asset in the Funds’ financial statements because the Funds do not obtain ownership or exercise effective control over such collateral. Securities lending income represents the Funds’ net revenue from the securities lending program, including income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Funds, and other related expenses. The net amount earned from cash collateral invested in money market funds managed by NTI is reflected in the Statements of Operations under Dividend income from investments in affiliates, while the net amount earned from non-cash collateral is reflected in the Statements of Operations under Income from securities loaned (net of fees). The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
A Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. A Fund does not have the right to vote securities on loan, but loans may be called so that the securities may be voted by a Fund in accordance with policies and procedures approved by the Board and NTI. A borrower might become insolvent or refuse to honor its obligation to return the securities. In the event of a default by a borrower with respect to any loan, the Securities Lending Agent will exercise any and all remedies provided under the applicable borrower agreement. These remedies include purchasing replacement securities for the Fund by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If the proceeds from the collateral are less than the purchase cost of the replacement securities, the Securities Lending Agent is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Authorization Agreement. In this event, a Fund could experience delays in recovering its securities and possibly may incur a capital loss. Each Fund will be responsible for any loss that might result from its investment of the cash collateral it receives from a borrower.
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EQUITY FUNDS

September 30, 2025 (UNAUDITED)
Information with respect to the securities lending activities and fees earned by Northern Trust during the six months ended September 30, 2025, are as follows:
Amounts in thousands	FAIR VALUE OF OF SECURITIES LOANED	CASH COLLATERAL RECEIVED	NON-CASH COLLATERAL RECEIVED	FEES EARNED
Active M Emerging Markets Equity	$1,500	$1,682	$—	$—*
Active M International Equity	1,371	1,036	430	—*
Emerging Markets Equity Index	9,697	2,000	8,307	3
Global Real Estate Index	6,891	6,458	774	2
Income Equity	2,005	2,079	—	—*
International Equity	—	—	—	—*
International Equity Index	26,682	8,046	20,162	4
Large Cap Core	—	—	—	—*
Large Cap Value	842	856	—	—*
Mid Cap Index	44,604	45,468	645	6
Multi-Manager Global Listed Infrastructure	1,073	1,127	—	19
Multi-Manager Global Real Estate	975	998	—	—*
Small Cap Core	18,083	18,411	360	29
Small Cap Index	128,235	129,687	2,821	89
Small Cap Value	25,006	25,505	737	42
Stock Index	10,081	3,681	6,574	1
U.S. Quality ESG	—	—	—	—*
World Selection Index	833	—	883	—*

*	Amount rounds to less than one thousand.
The Funds’ securities lending transactions are accounted for as secured borrowings and have an overnight and continuous contractual maturity. The gross amounts of recognized liabilities for securities lending transactions outstanding as of
September 30, 2025, are disclosed as Payable upon return of securities loaned on the Statements of Assets and Liabilities, where applicable.
As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan in the Funds. Refer to the Fund’s Schedule of Investments for details on the securities out on loan. Additional information about master netting arrangements can be found in Note 10.
Securities lending agreements may be subject to regulation as qualified financial contracts (“QFCs”). QFCs include, but are not limited to, securities contracts, commodities contracts, forward contracts, repurchase agreements, securities lending agreements and swaps agreements, as well as related master agreements, security agreements, credit enhancements, and reimbursement obligations. Regulations adopted by federal banking regulators under the Dodd-Frank Wall Street Reform and Consumer Protection Act, which took effect in 2019, require that certain QFCs with counterparties that are part of U.S. or foreign global systemically important banking organizations be amended to include contractual restrictions on close-out and cross-default rights. If a covered counterparty of a Fund or certain of the covered counterparty's affiliates were to become subject to certain insolvency proceedings, the Fund may be temporarily unable to exercise certain default rights, and the QFC may be transferred to another entity. These requirements may impact a Fund's credit and counterparty risks. The remaining maturities of the securities lending transactions are considered overnight and continuous.
C) FUTURES CONTRACTS  Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return or to seek exposure to certain countries or currencies or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. Further information on the impact of these positions, if any, on the Funds’ financial statements can be found in Note 10.
D) OPTIONS CONTRACTS  Certain Funds buy put options and call options and write covered call options and secured put options for hedging purposes or to earn additional income. When used as a
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Notes to the financial statements continued
hedge, a Fund may enter into option contracts in order to hedge against adverse price movements of securities which a Fund intends to trade upon. These options may relate to particular securities, foreign and domestic securities indices, financial instruments or foreign currencies. The gains or losses on purchased options contracts are included with Net realized and unrealized gains (losses) on investments on the Statements of Operations. The gains or losses on written options contracts are included with Net realized and unrealized gains (losses) on options written on the Statements of Operations, if applicable.
The risks associated with purchasing an option include risk of loss of premium, change in fair value and counterparty nonperformance under the contract. Credit risk is mitigated to the extent that the exchange on which a particular options contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. Put and call options purchased are accounted for in the same manner as Fund securities.
The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
In writing an option, a Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by a Fund could result in a Fund selling or buying a security or currency at a price different from the current fair value. Further information on the impact of these positions on the Funds' financial statements can be found in Note 10.
E) FOREIGN CURRENCY TRANSLATION  Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE, generally at 3:00 P.M. Central Time. The gains or losses, if any, on investments from the original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.
F) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Certain Funds and certain of the Underlying Funds for the Global Tactical Asset Allocation Fund may enter into forward foreign currency exchange contracts for hedging and/or speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. Gains or losses are recorded for financial statement purposes as unrealized until the settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.
Forward foreign currency exchange contracts are privately negotiated transactions, and can have substantial price volatility. As a result, these contracts offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, forward foreign currency exchange contracts tend to limit any potential gain that may be realized if the value of the Fund's or an Underlying Fund's foreign holdings increase because of currency fluctuations. When used for speculative purposes, the contracts may result in additional losses that are not otherwise related to the changes in value of the securities held by a Fund or an Underlying Fund. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The Funds bear the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.
G) INVESTMENT TRANSACTIONS AND INCOME  Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent either the stated coupon rate, annualized yield on the date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income, if any, is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available. Other non-cash dividends are
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September 30, 2025 (UNAUDITED)
recognized as investment income at the fair value of the property received. Distributions received from a Fund’s investments in real estate investment trusts (“REITs”) are comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until the fiscal year-end. A Fund records the character of distributions received from the REITs during the year based on estimates available. A Fund’s characterization may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.
The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class, if applicable.
H) EXPENSES  Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses arising in connection with a specific class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Fund generally are allocated among all funds in the Trust in proportion to each Fund’s relative net assets. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expenses are recognized on an accrual basis.
I) REDEMPTION FEES  The Active M Emerging Markets Equity, Active M International Equity, Emerging Markets Equity Index, Global Real Estate Index, International Equity, International Equity Index, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate and World Selection Index Funds charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund from which the redemption is made and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Funds. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The Funds are authorized to waive the redemption fee for certain types of redemptions as described in the Funds’ prospectus.

Redemption fees for the six months ended September 30, 2025, were as follows:
Amounts in thousands	Redemption Fees
Active M International Equity	$1
Emerging Markets Equity Index	(2)
Global Real Estate Index	—*
International Equity	1
Amounts in thousands	Redemption Fees
International Equity Index	$40
Multi-Manager Global Listed Infrastructure	1
World Selection Index	1
* Amounts round to less than one thousand.

Redemption fees for the fiscal year ended March 31, 2025, were as follows:
Amounts in thousands	Redemption Fees
Active M International Equity	$—*
Emerging Markets Equity Index	14
Global Real Estate Index	—*
International Equity	—*
International Equity Index	39
Multi-Manager Global Listed Infrastructure	13
World Selection Index	26
* Amounts round to less than one thousand.

The amounts described above are included in Payments for Shares Redeemed in Note 8—Capital Share Transactions. The impact from redemption fees paid to each Fund was less than $0.001 per share for both fiscal periods. There were no redemption fees paid for the six months ended September 30, 2025, for the Active M Emerging Markets Equity and Multi-Manager Global Real Estate Funds, and for the fiscal year ended March 31, 2025, for the Active M Emerging Markets Equity and Multi-Manager Global Real Estate Funds.
J) DISTRIBUTIONS TO SHAREHOLDERS  Distributions of dividends from net investment income, if any, are declared and paid as follows:
DECLARATION AND PAYMENT FREQUENCY
Active M Emerging Markets Equity	Annually
Active M International Equity	Annually
Emerging Markets Equity Index	Annually
Global Real Estate Index	Quarterly
Global Tactical Asset Allocation	Quarterly
Income Equity	Monthly
International Equity	Annually
International Equity Index	Annually
Large Cap Core	Quarterly
Large Cap Value	Annually
Mid Cap Index	Annually
Multi-Manager Global Listed Infrastructure	Quarterly
Multi-Manager Global Real Estate	Quarterly
Small Cap Core	Annually
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EQUITY FUNDS

Notes to the financial statements continued
DECLARATION AND PAYMENT FREQUENCY
Small Cap Index	Annually
Small Cap Value	Annually
Stock Index	Quarterly
U.S. Quality ESG	Quarterly
World Selection Index	Annually
Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications primarily relate to net operating losses, redemptions as distributions, distributions in excess of sub chapter M requirements, Section 988 currency gains and losses, Passive Foreign Investment Companies (“PFICs”) gains and losses, recharacterization of distributions received from investments in Master Limited Partnerships (“MLPs”), and recharacterization of dividends received from investments in REITs. These reclassifications have no impact on the net assets or the NAVs per share of the Funds. At March 31, 2025, the following reclassifications were recorded:
Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	Capital Stock
Active M Emerging Markets Equity	$(516)	$797	$(281)
Active M International Equity	503	(1,607)	1,104
Emerging Markets Equity Index	(617)	617	— *
Global Real Estate Index	(9,191)	1,633	7,558
Income Equity	—	(1,014)	1,014
International Equity	1,696	(1,696)	—
International Equity Index	7,128	(7,481)	353
Large Cap Core	35	(1,057)	1,022
Large Cap Value	1	(190)	189
Mid Cap Index	—	(7,834)	7,834
Multi-Manager Global Listed Infrastructure	(25,103)	9,243	15,860
Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	Capital Stock
Multi-Manager Global Real Estate	$(859)	$(29)	$888
Small Cap Core	28	(6,836)	6,808
Small Cap Index	86	(161)	75
Small Cap Value	—	(30,916)	30,916
Stock Index	—	(6,504)	6,504
U.S. Quality ESG	112	(706)	594
World Selection Index	(1,045)	(4,739)	5,784

*	Amount rounds to less than one thousand.
K) FEDERAL INCOME TAXES  No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders. Certain Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are recorded. Taxes accrued on unrealized gains are reflected as a liability on the Statements of Assets and Liabilities under the caption Deferred foreign capital gains tax payable and as a reduction in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations. When assets subject to capital gains tax are sold, accrued taxes are relieved, and the actual amount of the taxes paid is reflected on the Statements of Operations as a reduction in Net realized gains (losses) on Investments. Certain Funds seek to recover a portion of foreign withholding taxes applied to income earned in jurisdictions where favorable treaty rates for US investors are available. The portion of such taxes believed to be recoverable, if any, is reflected as an asset on the Statements of Assets and Liabilities under the caption Receivable for foreign tax reclaims.
For the period from November 1, 2024, through the fiscal year ended March 31, 2025, the following Funds incurred net capital losses and/or late year ordinary losses for which the Funds intend to treat as having been incurred in the following fiscal year:
Amounts in thousands
Multi-Manager Global Listed Infrastructure	$6,020
Multi-Manager Global Real Estate	9
Small Cap Core	33
Small Cap Index	27,653
Small Cap Value	178
Stock Index	1,916
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September 30, 2025 (UNAUDITED)
During the fiscal year ended March 31, 2025, the Active M Emerging Markets Equity, Global Tactical Asset Allocation, International Equity, International Equity Index, Multi-Manager Global Listed Infrastructure, Multi-Manager Global Real Estate and U.S. Quality ESG Funds utilized approximately $13,263,000, $3,561,000, $5,259,000, $28,307,000, $8,349,000, $3,109,000 and $6,080,000, respectively, in capital loss carry forwards.
Capital losses incurred that will be carried forward indefinitely are as follows:
Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Active M Emerging Markets Equity	$12,660	$—
Emerging Markets Equity Index	54,254	377,209
Global Real Estate Index	3,423	159,206
Global Tactical Asset Allocation	259	1,288
International Equity	18,493	21,429
International Equity Index	536	593,058
Multi-Manager Global Real Estate	1,595	2,728
At March 31, 2025, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:
	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Active M Emerging Markets Equity	$217	$—	$14,534
Active M International Equity	3,581	19,192	73,896
Emerging Markets Equity Index	9,907	—	511,118
Global Real Estate Index	3,188	—	193,489
Global Tactical Asset Allocation	242	—	6,889
Income Equity	1,265	2,632	67,317
International Equity	1,344	—	18,661
International Equity Index	31,552	—	1,843,525
Large Cap Core	750	9,115	117,055
Large Cap Value	318	548	8,914
Mid Cap Index	19,226	51,419	537,449
Multi-Manager Global Listed Infrastructure	974	9,851	49,596
Multi-Manager Global Real Estate	—	—	4,097
Small Cap Core	67	11,162	112,543
Small Cap Index	—	—	317,976
Small Cap Value	2,791	46,659	285,069
Stock Index	5,060	89,550	10,359,757
U.S. Quality ESG	—	10,455	127,440
	UNDISTRIBUTED
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
World Selection Index	$6,029	$—	$657,816

*	Ordinary income includes short-term capital gains, if any.
The tax character of distributions paid during the fiscal year ended March 31, 2025, was as follows:
	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	RETURN OF CAPITAL
Active M Emerging Markets Equity	$1,199	$—	$ —
Active M International Equity**	12,830	46,514	—
Emerging Markets Equity Index	52,272	—	—
Global Real Estate Index	30,797	—	—
Global Tactical Asset Allocation	2,614	—	—
Income Equity**	4,442	7,601	—
International Equity	5,867	—	—
International Equity Index	171,276	—	—
Large Cap Core**	4,271	20,991	—
Large Cap Value**	2,573	2,044	—
Mid Cap Index**	51,614	134,918	—
Multi-Manager Global Listed Infrastructure**	26,513	6,864	—
Multi-Manager Global Real Estate	2,720	—	18
Small Cap Core**	6,483	55,702	—
Small Cap Index	20,707	60,553	—
Small Cap Value**	10,451	339,371	—
Stock Index**	215,068	174,544	—
U.S. Quality ESG**	5,114	2,717	—
World Selection Index**	35,318	68,849	—

*	Ordinary income includes short-term capital gains, if any.
**
This amount does not include tax equalization utilized for the
Active M International Equity, Income Equity, Large Cap
Core, Large Cap Value, Mid Cap Index, Multi-Manager
Global Listed Infrastructure, Small Cap Core, Small Cap
Value, Stock Index, U.S. Quality ESG, World Selection Index
Funds of $1,104,000, $1,014,000, $1,022,000, $189,000,
$7,834,000, $4,229,000, $6,808,000, $30,916,000, $6,478,000,
$594,000 and $5,784,000, which the Funds designated as
being distributed to shareholders on their redemption of
shares.

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EQUITY FUNDS

Notes to the financial statements continued
The tax character of distributions paid during the fiscal year ended March 31, 2024, was as follows:
	DISTRIBUTIONS FROM
Amounts in thousands	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Active M Emerging Markets Equity	$2,577	$—
Active M International Equity	14,004	16,337
Emerging Markets Equity Index	55,030	—
Global Real Estate Index**	8,949	—
Global Tactical Asset Allocation	3,617	—
Income Equity	3,173	7,040
International Equity	7,629	—
International Equity Index	147,537	—
Large Cap Core	3,191	18,376
Large Cap Value	3,208	—
Mid Cap Index	31,630	112,763
Multi-Manager Global Listed Infrastructure**	12,646	—
Multi-Manager Global Real Estate**	1,191	—
Small Cap Core	10,590	19,689
Small Cap Index	17,534	4,756
Small Cap Value***	23,501	85,490
Stock Index	179,092	407,763
U.S. Quality ESG	5,056	—
World Selection Index	30,975	—

*	Ordinary income includes short-term capital gains, if any.
**	Represents the period from December 1, 2023 to March 31, 2024.
***	This amount does not include tax equalization utilized of $43,623,000 which the Fund designated as being distributed to shareholders on their redemption of shares.
At March 31, 2024, the Global Real Estate Index, Multi-Manager Global Listed Infrastructure and Multi-Manager Global Real Estate Funds changed their tax year-ends from November 30 to March 31. Prior to March 31, 2024, the Global Real Estate Index, Multi-Manager Global Listed Infrastructure and Multi-Manager Global Real Estate Funds had a tax year-end of November 30.
Above figures may differ from those cited elsewhere in this report due to differences in the timing and amounts determined in accordance with federal income tax regulations versus financial statement amounts determined in accordance with U.S. GAAP. The final tax character of the Funds' distributions is reported on IRS Form 1099-DIV.
As of March 31, 2025, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense and Other expenses, respectively, on the Statements of Operations.
L) OTHER RISKS  Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.
The Multi-Manager Global Listed Infrastructure Fund invests in MLPs. The benefits derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes. If any of the MLPs held by the Fund were treated as corporations for U.S. federal income tax purposes, the after-tax return to the Fund with respect to its investments in such MLPs would be materially reduced, causing a decline in the value of the common stock. The Fund must include its allocable share of an MLP’s taxable income in its reportable taxable income, whether or not it receives a distribution in cash from the MLP. In such case, the Fund may have to liquidate securities to make required distributions to shareholders.
On a daily basis a Fund may hold a cash surplus. Maintaining cash positions may also subject the Funds to additional risks, such as increased counterparty risk exposure to the custodian bank holding the assets held in cash.
3. SERVICE PLAN
The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Shares class or Class I shares of the Funds, as applicable, beneficially owned by their customers.
NTI has contractually agreed to limit payments of service fees from Class I shares of the Small Cap Core, U.S. Quality ESG and World Selection Index Funds to an annual rate of 0.10 percent, 0.10 percent and 0.05 percent, respectively, of the average daily net assets of the Class I shares of these Funds. There is no service fee permitted by Class K shares of the Small Cap Core, U.S. Quality ESG and World Selection Index Funds.
There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the six months ended September 30, 2025.
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September 30, 2025 (UNAUDITED)
Service Plan expenses, if any, are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2025.
4. BANK BORROWINGS
The Trust and Northern Institutional Funds, a registered investment company also advised by NTI, jointly entered into a $185,000,000 senior unsecured revolving credit facility on November 8, 2024, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if Adjusted Term Secured Overnight Financing Rate (“SOFR”) (but in no event less than 0 percent) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent per annum. In addition, there is an annual commitment fee of 0.15 percent on the average undrawn portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations, and on maturity or termination of the Credit Facility.
During the six months ended September 30, 2025, the following Funds had borrowings with the average loan amounts and weighted average interest rates as disclosed below:
Amounts in thousands	DOLLAR AMOUNT	RATE
Global Real Estate Index	$3,391	5.42%
Income Equity	5,200	5.43
International Equity	167	5.40
International Equity Index	1,500	5.43
Large Cap Core	100	5.46
Large Cap Value	400	5.42
Small Cap Value	46,400	5.44
No other Funds had any borrowings or incurred any interest expense during the six months ended September 30, 2025. No Funds had any outstanding loan amounts at September 30, 2025.
5. MANAGEMENT AND OTHER AGREEMENTS
As compensation for advisory services (asset allocation services for the Global Tactical Asset Allocation Fund), administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Fund's respective average daily net assets).
With respect to the Small Cap Core, U.S. Quality ESG and World Selection Index Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding (i) acquired fund fees and expenses (except as further described below); (ii) service fees; (iii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iv) expenses of third party consultants engaged by the Board of Trustees; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest. NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund’s or Class’s operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.
With respect to the Emerging Markets Equity Index, International Equity Index, Mid Cap Index, Small Cap Index, and Stock Index Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses, including any acquired fund fees and expenses, of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding extraordinary expenses.  NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund's or Class's operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.
For all other Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding (i) acquired fund fees and expenses (except as further described below); (ii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iii) expenses of third party consultants engaged by the Board of Trustees;  (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest. NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund’s or Class’s operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.
NTI has contractually agreed to reimburse the management fees payable by each Fund in an amount equal to the net management fee NTI earns on the amount invested by the Fund in money market mutual funds managed by NTI.
NORTHERN FUNDS SEMIANNUAL REPORT  217 EQUITY FUNDS

EQUITY FUNDS

Notes to the financial statements continued
The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement, if any, is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations.
At September 30, 2025, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the table below.
CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Emerging Markets Equity Index	0.1400%	0.1549%
Global Real Estate Index	0.4000%	0.4700%
Global Tactical Asset Allocation	0.2300%	0.2500%
Income Equity	0.4600%	0.4800%
International Equity	0.4700%	0.4900%
International Equity Index	0.0900%	0.1049%
Large Cap Core	0.4400%	0.4500%
Large Cap Value	0.5300%	0.5500%
Mid Cap Index	0.0900%	0.1049%
Small Cap Core	0.3800%	0.4000%
Small Cap Index	0.0900%	0.1049%
Small Cap Value	0.4500%	0.5000%
Stock Index	0.0400%	0.0549%
U.S. Quality ESG	0.3700%	0.3900%
World Selection Index	0.1800%	0.2400%

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1 BILLION	NEXT $1 BILLION	OVER $2 BILLION
Active M Emerging Markets Equity	1.080%	1.048%	1.017%	1.100%
Active M International Equity	0.820%	0.795%	0.771%	0.840%
Multi-Manager Global Listed Infrastructure	0.900%	0.873%	0.847%	0.960%
Multi-Manager Global Real Estate	0.890%	0.863%	0.837%	0.910%
The contractual reimbursement arrangements described above may not be terminated before July 31, 2026 without the approval of the Board of Trustees. The contractual reimbursement arrangements will continue automatically thereafter for periods of one year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year.
Amounts waived or reimbursed by NTI pursuant to voluntary or contractual agreements may not be recouped by NTI at any time in the future for prior fiscal years.
Pursuant to the Management Agreement with the Trust, NTI is responsible for performing and overseeing investment management services to the Funds.
The Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure and Multi-Manager Global Real Estate Funds are managed by NTI and one or more investment sub-advisers unaffiliated with NTI (each a “Sub-Adviser” and together, the “Sub-Advisers”). In addition to selecting the overall investment strategies of the Funds, NTI oversees and monitors the selection and performance of any Sub-Advisers and allocates resources among the Sub-Advisers. The Sub-Advisers manage each sub-advised Fund’s investment portfolio pursuant to Sub-Advisory Agreements with NTI.
As of September 30, 2025, Axiom Investors LLC, FIAM LLC and Westwood Global Investments, LLC are the Sub-Advisers for the Active M Emerging Markets Equity Fund.
As of September 30, 2025, AllianceBernstein L.P., Causeway Capital Management LLC, Victory Capital Management Inc., WCM Investment Management, LLC and Wellington Management Company LLP are the Sub-Advisers for the Active M International Equity Fund.
As of September 30, 2025, Cohen & Steers Capital Management, Inc., Eagle Global Advisors, LLC, First Sentier Investors (Australia) IM Ltd., KBI Global Investors (North America), Ltd. and Lazard Asset Management LLC are the Sub-Advisers for the Multi-Manager Global Listed Infrastructure Fund.
As of September 30, 2025, Janus Henderson Investors US LLC and Massachusetts Financial Services Company are the Sub-Advisers for the Multi-Manager Global Real Estate Fund.
NTI is responsible for payment of sub-advisory fees to these Sub-Advisers.
As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.0385 percent of the average daily net assets of each Fund.
NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees. Northern Trust also performs certain administrative services for certain Sub-Advisers pursuant to separate agreements with such Sub-Advisers.
EQUITY FUNDS  218 NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

September 30, 2025 (UNAUDITED)
For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. During the period, the Funds have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. Custodian credits, if any, are shown as Less custodian credits in the Funds’ Statements of Operations.
Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.
Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Northern Institutional Funds U.S. Government Portfolio (the "Portfolio") and/or the Global Tactical Asset Allocation Fund and/or, at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.
6. RELATED PARTY TRANSACTIONS
Each Fund may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI and/or its affiliates. At September 30, 2025, the Funds held an investment in the Northern Institutional Funds U.S. Government Portfolio. The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25 percent. NTI reimbursed each Fund the management fees payable by the Fund in an amount equal to the net management fee NTI earned on the amount invested by the Fund in money market mutual funds managed by NTI, as described in Note 5. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This
reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.
Each Fund that participates in securities lending may invest cash collateral received in Northern Institutional Funds Liquid Assets Portfolio (“Liquid Assets Portfolio”), a money market fund advised by NTI. Accordingly, each Fund bears indirectly a proportionate share of Liquid Assets Portfolio’s operating expenses. These operating expenses include the management, transfer agent and custody fees that Liquid Assets Portfolio pays to NTI or its affiliates. At September 30, 2025, certain Funds held an investment in Liquid Assets Portfolio. The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Liquid Assets Portfolio’s prospectus) on any assets invested in the Liquid Assets Portfolio is 0.03 percent. NTI reimbursed each Fund the management fees payable by the Fund in an amount equal to the net management fee NTI earned on the amount invested by the Fund in Liquid Assets Portfolio, as described in Note 5. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.
The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specific conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2025, there were no Funds engaged in purchases and/or sales of securities from an affiliated entity.
NTI or the Sub-Advisers may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with NTI, in conformity with Rule 17e-1 under the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. For the six months ended September 30, 2025, there were no Funds that paid Northern Trust Securities, Inc., an affiliate of NTI, brokerage commissions.
During the six months ended September 30, 2025, there were no Funds that received reimbursements from NTI in connection with settlement fees pursuant to the European Union’s Central
NORTHERN FUNDS SEMIANNUAL REPORT  219 EQUITY FUNDS

EQUITY FUNDS

Notes to the financial statements continued
Securities Depositories Regulation. These amounts, if any, are included in Interest income on the Fund's Statements of Operations.
During the fiscal year ended March 31, 2025, the Emerging Markets Equity Index and World Selection Index Funds received reimbursements from NTI of approximately $4,000 and $2,000, respectively, in connection with the correction of errors.
Certain uninvested foreign currency balances of the Funds may pay/receive a return to/from Northern Trust based on a market return it pays/receives less an administrative fee. For the six months ended September 30, 2025, the International Equity Index and World Selection Index Funds paid Northern Trust approximately $11,000 and $2,000, respectively. The Active M International Equity, Emerging Markets Equity Index, Global Real Estate Index, International Equity, Multi-Manager Global Listed Infrastructure and Multi-Manager Global Real Estate Funds each paid amounts to Northern Trust of less than $1,000. The Emerging Markets Equity Index, Global Real Estate Index, International Equity Index, Multi-Manager Global Listed Infrastructure and World Selection Index Funds received amounts from Northern Trust of approximately $2,000, $2,000, $29,000, $4,000 and $5,000, respectively. The Active M Emerging Markets Equity, Active M International Equity, International Equity and Multi-Manager Global Real Estate Funds each received amounts from Northern Trust of less than $1,000. These amounts are included in Dividend income or Interest income on the Funds’ Statements of Operations.
7. INVESTMENT TRANSACTIONS
For the six months ended September 30, 2025, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:
	Purchases		Sales
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Active M Emerging Markets Equity	$ —	$63,187	$ —	$66,326
Active M International Equity	—	181,740	—	148,790
Emerging Markets Equity Index	—	436,195	—	350,405
Global Real Estate Index	—	17,784	—	436,327
Global Tactical Asset Allocation	—	12,037	—	20,194
Income Equity	—	60,007	—	62,517
International Equity	—	57,566	—	56,442
International Equity Index	—	812,670	—	526,114
Large Cap Core	—	85,579	—	85,087
Large Cap Value	—	26,888	—	28,853
	Purchases		Sales
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Mid Cap Index	$—	$144,075	$—	$235,439
Multi-Manager Global Listed Infrastructure	—	270,221	—	273,324
Multi-Manager Global Real Estate	—	17,977	—	30,358
Small Cap Core	—	49,365	—	87,544
Small Cap Index	—	185,766	—	175,372
Small Cap Value	—	268,734	—	467,226
Stock Index	—	285,658	—	669,407
U.S. Quality ESG	—	49,251	—	200,177
World Selection Index	—	72,542	—	348,339
The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes and the timing of income recognition on investments in REITs and PFICs.
At September 30, 2025, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:
Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Active M Emerging Markets Equity	$43,634	$ (2,759)	$40,875	$144,987
Active M International Equity	160,370	(12,151)	148,219	445,581
Emerging Markets Equity Index	978,497	(61,831)	916,666	1,412,061
Global Real Estate Index	195,385	(22,629)	172,756	582,522
Global Tactical Asset Allocation	13,813	(48)	13,765	64,730
Income Equity	95,645	(3,457)	92,188	173,138
International Equity	35,417	(1,676)	33,741	127,829
International Equity Index	2,678,675	(64,618)	2,614,057	3,417,046
Large Cap Core	165,270	(1,529)	163,741	179,819
Large Cap Value	14,389	(1,068)	13,321	53,393
EQUITY FUNDS  220 NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

September 30, 2025 (UNAUDITED)
Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Mid Cap Index	$805,045	$(91,291)	$713,754	$1,380,148
Multi-Manager Global Listed Infrastructure	125,393	(20,248)	105,145	834,173
Multi-Manager Global Real Estate	9,568	(1,896)	7,672	78,248
Small Cap Core	159,673	(25,578)	134,095	246,960
Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Small Cap Index	$581,783	$(67,836)	$513,947	$982,085
Small Cap Value	221,803	(13,557)	208,246	489,466
Stock Index	12,959,607	(91,450)	12,868,157	4,300,300
U.S. Quality ESG	169,128	(5,716)	163,412	253,671
World Selection Index	957,573	(21,302)	936,271	971,890
8. CAPITAL SHARE TRANSACTIONS
Transactions in Shares class for the six months ended September 30, 2025, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Active M Emerging Markets Equity	1,198	$20,042	—	$—	(1,566)	$(26,100)	(368)	$(6,058)
Active M International Equity	5,051	61,345	—	—	(2,799)	(35,601)	2,252	25,744
Emerging Markets Equity Index	20,735	278,905	—	—	(17,956)	(218,401)	2,779	60,504
Global Real Estate Index	4,728	46,908	317	3,211	(48,042)	(467,180)	(42,997)	(417,061)
Global Tactical Asset Allocation	107	1,453	58	801	(619)	(8,408)	(454)	(6,154)
Income Equity	1,526	26,839	115	2,022	(1,702)	(28,922)	(61)	(61)
International Equity	693	8,020	—	—	(693)	(8,071)	—	(51)
International Equity Index	37,406	564,298	—	—	(23,625)	(378,421)	13,781	185,877
Large Cap Core	518	16,300	55	1,736	(554)	(16,740)	19	1,296
Large Cap Value	21	426	—	—	(163)	(3,379)	(142)	(2,953)
Mid Cap Index	5,333	107,733	—	—	(10,331)	(206,143)	(4,998)	(98,410)
Multi-Manager Global Listed Infrastructure	6,037	81,072	609	8,206	(6,690)	(87,148)	(44)	2,130
Multi-Manager Global Real Estate	73	755	39	413	(1,523)	(15,752)	(1,411)	(14,584)
Small Cap Index	9,157	127,108	—	—	(9,632)	(125,339)	(475)	1,769
Small Cap Value	1,873	23,463	—	—	(17,841)	(220,436)	(15,968)	(196,973)
Stock Index	12,048	774,597	350	22,502	(14,793)	(887,830)	(2,395)	(90,731)
Transactions in Shares class for the fiscal year ended March 31, 2025, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Active M Emerging Markets Equity	2,413	$36,044	17	$258	(3,182)	$(48,441)	(752)	$(12,139)
Active M International Equity	4,724	56,341	3,674	38,906	(6,733)	(80,961)	1,665	14,286
Emerging Markets Equity Index	32,091	369,782	678	7,587	(20,390)	(235,169)	12,379	142,200
Global Real Estate Index	32,285	323,455	563	5,415	(20,933)	(202,940)	11,915	125,930
Global Tactical Asset Allocation	378	4,955	184	2,382	(1,846)	(23,740)	(1,284)	(16,403)
Income Equity	4,438	74,604	693	11,503	(2,017)	(34,084)	3,114	52,023
International Equity	875	9,188	359	3,512	(1,894)	(19,608)	(660)	(6,908)
International Equity Index	47,096	695,357	2,628	36,192	(48,043)	(707,662)	1,681	23,887
Large Cap Core	421	12,186	828	23,416	(1,330)	(38,071)	(81)	(2,469)
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EQUITY FUNDS

Notes to the financial statements continued
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Large Cap Value	52	$1,115	221	$4,451	(305)	$(6,460)	(32)	$(894)
Mid Cap Index	12,488	269,053	7,238	149,036	(18,543)	(398,733)	1,183	19,356
Multi-Manager Global Listed Infrastructure	12,387	154,343	1,789	21,218	(27,591)	(335,749)	(13,415)	(160,188)
Multi-Manager Global Real Estate	1,060	11,554	114	1,223	(3,838)	(41,011)	(2,664)	(28,234)
Small Cap Index	13,488	191,822	4,391	60,856	(12,879)	(180,049)	5,000	72,629
Small Cap Value	7,356	122,277	26,227	340,170	(24,579)	(410,480)	9,004	51,967
Stock Index	28,621	1,632,118	3,603	213,128	(22,845)	(1,318,593)	9,379	526,653
Transactions in Class K shares for the six months ended September 30, 2025, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Small Cap Core	907	$22,949	—	$—	(713)	$(17,232)	194	$5,717
U.S. Quality ESG	853	18,722	26	583	(7,736)	(171,056)	(6,857)	(151,751)
World Selection Index	1,602	38,823	—	—	(11,547)	(287,844)	(9,945)	(249,021)
Transactions in Class K shares for the fiscal year ended March 31, 2025, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Small Cap Core	474	$12,653	907	$22,879	(3,759)	$(104,127)	(2,378)	$(68,595)
U.S. Quality ESG	2,991	55,275	161	3,385	(3,178)	(65,244)	(26)	(6,584)
World Selection Index	10,530	242,595	1,792	40,674	(6,003)	(140,521)	6,319	142,748
Transactions in Class I shares for the six months ended September 30, 2025, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Small Cap Core	294	$7,045	—	$ —	(2,415)	$ (60,070)	(2,121)	$ (53,025)
U.S. Quality ESG	204	4,419	12	256	(299)	(6,438)	(83)	(1,763)
World Selection Index	2,601	61,995	—	—	(5,489)	(130,498)	(2,888)	(68,503)
Transactions in Class I shares for the fiscal year ended March 31, 2025, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Small Cap Core	1,163	$32,649	1,358	$34,255	(1,877)	$ (50,242)	644	$16,662
U.S. Quality ESG	1,399	34,140	32	670	(354)	(7,378)	1,077	27,432
World Selection Index	11,369	261,108	2,252	51,081	(30,269)	(701,281)	(16,648)	(389,092)
EQUITY FUNDS  222 NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

September 30, 2025 (UNAUDITED)
9. INVESTMENTS IN AFFILIATES
Transactions in affiliated investments for the six months ended September 30, 2025, were as follows:

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	ACCRUED PREMIUM (DISCOUNT)	DIVIDEND AND INTEREST INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
Active M Emerging Markets Equity	Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$1,900	$218	$—	$—	$—	$— (1),*	$1,682	1,681,765
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	4,733	50,457	50,804	—	—	—	104	4,386	4,385,791
	Total	$4,733	$52,357	$51,022	$—	$—	$—	$104	$6,068	6,067,556
Active M International Equity	Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$3,321	$2,285	$—	$—	$—	$1 (1)	$1,036	1,035,481
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	17,420	116,930	115,367	—	—	—	423	18,983	18,983,307
	Total	$17,420	$120,251	$117,652	$—	$—	$—	$424	$20,019	20,018,788
Emerging Markets Equity Index	Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$50,746	$48,746	$—	$—	$—	$1 (1)	$2,000	1,999,920
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	48,840	313,370	306,573	—	—	—	1,063	55,637	55,637,276
	Total	$48,840	$364,116	$355,319	$—	$—	$—	$1,064	$57,637	57,637,196
Global Real Estate Index	Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$20,243	$13,785	$—	$—	$—	$4 (1)	$6,458	6,458,160
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Notes to the financial statements continued
Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	ACCRUED PREMIUM (DISCOUNT)	DIVIDEND AND INTEREST INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$10,255	$115,778	$109,396	$—	$—	$—	$179	$16,637	16,636,721
	Total	$10,255	$136,021	$123,181	$—	$—	$—	$183	$23,095	23,094,881
Global Tactical Asset Allocation	Flexshares® Developed Markets Ex-U.S. Quality Low Volatility Index Fund	$2,071	$2,885	$—	$354	$—	$—	$99	$5,310	170,955
	Flexshares® Global Quality Real Estate Index Fund	771	—	721	50	(100)	—	—	—	—
	Flexshares® Iboxx 5-Year Target Duration TIPS Index Fund	1,564	—	—	2	—	—	46	1,566	64,503
	Flexshares® Morningstar Developed Markets Ex-U.S. Factor Tilt Index Fund	3,507	—	770	483	116	—	72	3,336	37,599
	Flexshares® Morningstar Emerging Markets Factor Tilt Index Fund	4,834	1,314	1,208	763	130	—	69	5,833	92,428
	Flexshares® Morningstar U.S. Market Factor Tilt Index Fund	8,968	973	295	1,533	34	—	64	11,213	46,280
	Flexshares® STOXX Global Broad Infrastructure Index Fund	807	2,359	781	92	(41)	—	33	2,436	38,712
	Flexshares® U.S. Quality Low Volatility Index Fund	4,794	—	—	438	—	—	41	5,232	72,722
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EQUITY FUNDS

September 30, 2025 (UNAUDITED)
Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	ACCRUED PREMIUM (DISCOUNT)	DIVIDEND AND INTEREST INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
	Northern Funds - Fixed Income Fund	$11,746	$—	$4,280	$161	$(32)	$—	$214	$7,595	838,325
	Northern Funds - High Yield Fixed Income Fund	2,364	—	865	43	(25)	—	53	1,517	246,309
	Northern Funds - International Equity Index Fund	4,372	—	651	626	78	—	—	4,425	254,029
	Northern Funds - Small Cap Core Fund	1,799	242	—	313	—	—	—	2,354	85,945
	Northern Funds - Stock Index Fund	18,330	1,276	8,384	1,896	291	—	82	13,409	197,777
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	1,162	10,468	8,357	—	—	—	53	3,273	3,273,036
	Total	$67,089	$19,517	$26,312	$6,754	$451	$—	$826	$67,499	5,418,620
Income Equity	Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$5,170	$3,091	$—	$—	$—	$— (1),*	$2,079	2,078,818
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	2,565	16,871	15,607	—	—	—	63	3,829	3,829,300
	Total	$2,565	$22,041	$18,698	$—	$—	$—	$63	$5,908	5,908,118
International Equity	Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$409	$409	$—	$—	$—	$— (1),*	$—	—
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Notes to the financial statements continued
Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	ACCRUED PREMIUM (DISCOUNT)	DIVIDEND AND INTEREST INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$122	$8,924	$8,527	$—	$—	$—	$14	$519	519,329
	Total	$122	$9,333	$8,936	$—	$—	$—	$14	$519	519,329
International Equity Index	Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$40,433	$32,387	$—	$—	$—	$8 (1)	$8,046	8,046,335
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	1,914	422,159	409,143	—	—	—	266	14,930	14,930,026
	Total	$1,914	$462,592	$441,530	$—	$—	$—	$274	$22,976	22,976,361
Large Cap Core	Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$2,412	$2,412	$—	$—	$—	$— (1),*	$—	—
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	3,105	19,661	18,616	—	—	—	53	4,150	4,149,717
	Total	$3,105	$22,073	$21,028	$—	$—	$—	$53	$4,150	4,149,717
Large Cap Value	Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$1,925	$1,069	$—	$—	$—	$— (1),*	$856	856,464
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	502	2,259	2,531	—	—	—	14	230	229,464
	Total	$502	$4,184	$3,600	$—	$—	$—	$14	$1,086	1,085,928
Mid Cap Index	Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$191,404	$145,936	$—	$—	$—	$35 (1)	$45,468	45,468,134
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September 30, 2025 (UNAUDITED)
Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	ACCRUED PREMIUM (DISCOUNT)	DIVIDEND AND INTEREST INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$21,363	$126,535	$121,304	$—	$—	$—	$232	$26,594	26,593,659
	Total	$21,363	$317,939	$267,240	$—	$—	$—	$267	$72,062	72,061,793
Multi-Manager Global Listed Infrastructure	Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$32,359	$31,232	$—	$—	$—	$93 (1)	$1,127	1,126,624
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	25,814	170,224	162,525	—	—	—	571	33,513	33,512,983
	Total	$25,814	$202,583	$193,757	$—	$—	$—	$664	$34,640	34,639,607
Multi-Manager Global Real Estate	Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$5,210	$4,212	$—	$—	$—	$— (1),*	$998	998,334
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	2,984	22,710	23,724	—	—	—	56	1,970	1,969,462
	Total	$2,984	$27,920	$27,936	$—	$—	$—	$56	$2,968	2,967,796
Small Cap Core	Methode Electronics, Inc.	$40	$3	$7	$13	$(6)	$—	$1	$43	5,673
	Northern Institutional Funds - Liquid Assets Portfolio (Shares)	—	40,040	21,629	—	—	—	162 (1)	18,411	18,411,506
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	10,890	33,538	39,048	—	—	—	172	5,380	5,379,513
	Total	$10,930	$73,581	$60,684	$13	$(6)	$—	$335	$23,834	23,796,692
Small Cap Index	Methode Electronics, Inc.	$109	$47	$64	$38	$(11)	$—	$3	$119	15,765
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Notes to the financial statements continued
Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	ACCRUED PREMIUM (DISCOUNT)	DIVIDEND AND INTEREST INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
	Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$241,619	$111,932	$—	$—	$—	$493 (1)	$129,687	129,686,641
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	22,924	68,310	67,369	—	—	—	268	23,865	23,865,084
	Total	$23,033	$309,976	$179,365	$38	$(11)	$—	$764	$153,671	153,567,490
Small Cap Value	Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$80,425	$54,920	$—	$—	$—	$228 (1)	$25,505	25,505,211
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	14,658	136,413	122,347	—	—	—	443	28,724	28,723,893
	Total	$14,658	$216,838	$177,267	$—	$—	$—	$671	$54,229	54,229,104
Stock Index	Nasdaq, Inc.	$9,517	$457	$275	$1,494	$71	$—	$66	$11,264	127,345
	Northern Institutional Funds - Liquid Assets Portfolio (Shares)	—	88,443	84,762	—	—	—	4 (1)	3,681	3,680,775
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	129,995	702,945	401,079	—	—	—	2,404	431,861	431,861,345
	Northern Trust Corp.	5,886	28	195	2,072	36	—	91	7,827	58,149
	Total	$145,398	$791,873	$486,311	$3,566	$107	$—	$2,565	$454,633	435,727,614
U.S. Quality ESG	Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$1,905	$1,905	$—	$—	$—	$— (1),*	$—	—
EQUITY FUNDS  228 NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

September 30, 2025 (UNAUDITED)
Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	ACCRUED PREMIUM (DISCOUNT)	DIVIDEND AND INTEREST INCOME	VALUE, END OF PERIOD	SHARES, END OF PERIOD
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$5,176	$21,273	$22,696	$—	$—	$—	$102	$3,753	3,752,759
	Total	$5,176	$23,178	$24,601	$—	$—	$—	$102	$3,753	3,752,759
World Selection Index	Nasdaq, Inc.	$1,697	$31	$315	$186	$89	$—	$11	$1,688	19,086
	Northern Institutional Funds - Liquid Assets Portfolio (Shares)	—	3,301	3,301	—	—	—	— (1),*	—	—
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	33,984	101,778	125,405	—	—	—	319	10,357	10,357,390
	Northern Trust Corp.	1,073	—	217	305	46	—	15	1,207	8,962
	Total	$36,754	$105,110	$129,238	$491	$135	$—	$345	$13,252	10,385,438

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Funds, and other related expenses.
*	Amount rounds to less than one thousand.
10. DERIVATIVE INSTRUMENTS
Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.
Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2025:
		Assets		Liabilities
Amounts in thousands	Contract Type	Statements of Assets Location	Value	Statements of Liabilities Location	Value
Active M Emerging Markets Equity	Equity contracts	Net Assets - Net unrealized appreciation	$34 *	Net Assets - Net unrealized depreciation	$—
Active M International Equity	Equity contracts	Net Assets - Net unrealized appreciation	3 *	Net Assets - Net unrealized depreciation	—
Emerging Markets Equity Index	Equity contracts	Net Assets - Net unrealized appreciation	705 *	Net Assets - Net unrealized depreciation	—
	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	29	Unrealized depreciation on forward foreign currency exchange contracts	(26)
Global Real Estate Index	Equity contracts	Net Assets - Net unrealized appreciation	134 *	Net Assets - Net unrealized depreciation	(18)*
	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	9	Unrealized depreciation on forward foreign currency exchange contracts	(2)
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Notes to the financial statements continued
		Assets		Liabilities
Amounts in thousands	Contract Type	Statements of Assets Location	Value	Statements of Liabilities Location	Value
Global Tactical Asset Allocation	Equity contracts	Net Assets - Net unrealized appreciation	$29 *	Net Assets - Net unrealized depreciation	$—
Income Equity	Equity contracts	Net Assets - Net unrealized appreciation	34 *	Net Assets - Net unrealized depreciation	—
	Equity contracts			Outstanding options written, at value	(55)
International Equity	Equity contracts	Net Assets - Net unrealized appreciation	54 *	Net Assets - Net unrealized depreciation	—
International Equity Index	Equity contracts	Net Assets - Net unrealized appreciation	925 *	Net Assets - Net unrealized depreciation	(34)*
	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	4	Unrealized depreciation on forward foreign currency exchange contracts	(115)
Large Cap Core	Equity contracts	Net Assets - Net unrealized appreciation	53 *	Net Assets - Net unrealized depreciation	—
Large Cap Value	Equity contracts	Net Assets - Net unrealized appreciation	2 *	Net Assets - Net unrealized depreciation	—
Mid Cap Index	Equity contracts	Net Assets - Net unrealized appreciation	—	Net Assets - Net unrealized depreciation	(153)*
Multi-Manager Global Listed Infrastructure	Equity contracts	Net Assets - Net unrealized appreciation	161 *	Net Assets - Net unrealized depreciation	—
Small Cap Core	Equity contracts	Net Assets - Net unrealized appreciation	79 *	Net Assets - Net unrealized depreciation	—
Small Cap Index	Equity contracts	Net Assets - Net unrealized appreciation	190 *	Net Assets - Net unrealized depreciation	—
Small Cap Value	Equity contracts	Net Assets - Net unrealized appreciation	361 *	Net Assets - Net unrealized depreciation	—
Stock Index	Equity contracts	Net Assets - Net unrealized appreciation	2,658 *	Net Assets - Net unrealized depreciation	—
U.S. Quality ESG	Equity contracts	Net Assets - Net unrealized appreciation	50 *	Net Assets - Net unrealized depreciation	—
World Selection Index	Equity contracts	Net Assets - Net unrealized appreciation	239 *	Net Assets - Net unrealized depreciation	(3)*
	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	6	Unrealized depreciation on forward foreign currency exchange contracts	(17)

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Funds may be delayed or limited. In addition, the netting agreements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
EQUITY FUNDS  230 NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

September 30, 2025 (UNAUDITED)
As of September 30, 2025, gross amounts of assets and liabilities for forward foreign exchange contracts not offset in the Statements of Assets and Liabilities, related collateral and net amounts after taking into account netting agreements, by counterparty, are as follows:
			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT
Emerging Markets Equity Index Fund	BNP Paribas	$—	$—	$—	$—
	Citibank	23	(23)	—	—*
	Goldman Sachs	6	—	—	6
	Total	$29	$(23)	$—	$6
Global Real Estate Index Fund	Bank of Montreal	1	(— )*	—	1
	Citibank	2	(1)	—	1
	Goldman Sachs	1	—	—	1
	JPMorgan Chase	4	(1)	—	3
	Morgan Stanley	—*	—	—	—*
	Toronto-Dominion Bank	1	—	—	1
	UBS	—*	—	—	—*
	Total	$9	$(2)	$—	$7
International Equity Index Fund	JPMorgan Chase	1	(1)	—	—
	Morgan Stanley	3	—	—	3
	Total	$4	$(1)	$—	$3
World Selection Index Fund	Bank of Montreal	3	(3)	—	—
	BNP Paribas	—*	—	—	—*
	JPMorgan Chase	—*	(— )*	—	—
	Morgan Stanley	3	(— )*	—	3
	Total	$6	$(3)	$—	$3

			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED	NET AMOUNT
Emerging Markets Equity Index Fund	Citibank	$(23)	$23	$—	$—
	Morgan Stanley	(1)	—	—	(1)
	UBS	(2)	—	—	(2)
	Total	$(26)	$23	$—	$(3)
Global Real Estate Index Fund	Bank of Montreal	(— )*	—*	—	—
	BNP Paribas	(— )*	—	—	(— )*
	Citibank	(1)	1	—	—
	JPMorgan Chase	(1)	1	—	—
	Total	$(2)	$2	$—	$—
International Equity Index Fund	BNP Paribas	(13)	—	—	(13)
	Goldman Sachs	(38)	—	—	(38)
	JPMorgan Chase	(58)	1	—	(57)
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Notes to the financial statements continued
			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF LIABILITIES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL PLEDGED	NET AMOUNT
	UBS	$(6)	$—	$—	$(6)
	Total	$(115)	$1	$—	$(114)
World Selection Index Fund	Bank of Montreal	(4)	3	—	(1)
	Goldman Sachs	(6)	—	—	(6)
	JPMorgan Chase	(7)	—*	—	(7)
	Morgan Stanley	(— )*	—*	—	—
	UBS	(— )*	—	—	(— )*
	Total	$(17)	$3	$—	$(14)

*	Amount rounds to less than one thousand.
The following tables set forth, by primary risk exposure, the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2025:
		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Active M Emerging Markets Equity	Equity contracts	Net realized gains (losses) on futures contracts	$560
Active M International Equity	Equity contracts	Net realized gains (losses) on futures contracts	2,383
Emerging Markets Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	10,001
	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	(9)
Global Real Estate Index	Equity contracts	Net realized gains (losses) on futures contracts	647
	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	(220)
Global Tactical Asset Allocation	Interest rate contracts	Net realized gains (losses) on futures contracts	(29)
Income Equity	Equity contracts	Net realized gains (losses) on futures contracts	529
	Equity contracts	Net realized gains (losses) on options written	(350)
International Equity	Equity contracts	Net realized gains (losses) on futures contracts	239
International Equity Index	Equity contracts	Net realized gains (losses) on futures contracts	6,977
	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	176
Large Cap Core	Equity contracts	Net realized gains (losses) on futures contracts	365
Large Cap Value	Equity contracts	Net realized gains (losses) on futures contracts	118
Mid Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	785
Multi-Manager Global Listed Infrastructure	Equity contracts	Net realized gains (losses) on futures contracts	1,891
Small Cap Core	Equity contracts	Net realized gains (losses) on futures contracts	1,324
Small Cap Index	Equity contracts	Net realized gains (losses) on futures contracts	1,585
Small Cap Value	Equity contracts	Net realized gains (losses) on futures contracts	5,077
Stock Index	Equity contracts	Net realized gains (losses) on futures contracts	24,913
U.S. Quality ESG	Equity contracts	Net realized gains (losses) on futures contracts	620
World Selection Index	Equity contracts	Net realized gains (losses) on futures contracts	1,991
	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	(6)

EQUITY FUNDS  232 NORTHERN FUNDS SEMIANNUAL REPORT

EQUITY FUNDS

September 30, 2025 (UNAUDITED)
		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Active M Emerging Markets Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$84
Active M International Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	212
Emerging Markets Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	2,412
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	7
Global Real Estate Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	300
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	(9)
Global Tactical Asset Allocation	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	3
Income Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	45
	Equity contracts	Net change in unrealized appreciation (depreciation) on options written	(8)
International Equity	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	101
International Equity Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	1,962
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	10
Large Cap Core	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	71
Large Cap Value	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(— )*
Mid Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(27)
Multi-Manager Global Listed Infrastructure	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	269
Small Cap Core	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	159
Small Cap Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	538
Small Cap Value	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	466
Stock Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	1,516
U.S. Quality ESG	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	84
World Selection Index	Equity contracts	Net change in unrealized appreciation (depreciation) on futures contracts	585
	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	5

*	Amount rounds to less than one thousand.
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Notes to the financial statements continued
Volume of derivative activity for the six months ended September 30, 2025*:
	FOREIGN EXCHANGE CONTRACTS		EQUITY CONTRACTS		INTEREST RATE CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Active M Emerging Markets Equity	—	$ —	36	$704	—	$ —
Active M International Equity	—	—	45	1,495	—	—
Emerging Markets Equity Index	39	742	76	4,257	—	—
Global Real Estate Index	60	356	150	1,716	—	—
Global Tactical Asset Allocation	—	—	—	—	2	1,352
Income Equity	—	—	76	590	—	—
International Equity	—	—	63	230	—	—
International Equity Index	35	2,708	152	1,643	—	—
Large Cap Core	—	—	17	1,323	—	—
Large Cap Value	—	—	7	324	—	—
Mid Cap Index	—	—	45	3,248	—	—
Multi-Manager Global Listed Infrastructure	—	—	92	1,240	—	—
Small Cap Core	—	—	16	3,534	—	—
Small Cap Index	—	—	39	2,262	—	—
Small Cap Value	—	—	55	3,237	—	—
Stock Index	—	—	15	62,103	—	—
U.S. Quality ESG	—	—	23	1,178	—	—
World Selection Index	92	447	102	1,337	—	—
*
Activity for the period is measured by number of trades during the period and average notional amount for foreign currency exchange contracts, equity and interest rate futures contracts and written options equity contracts.
**
Amounts in thousands.
11. INDEMNIFICATIONS AND WARRANTIES
In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.
12. OPERATING SEGMENTS
The Funds adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in ASU 2023-07 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. NTI acts as the CODM. Each Fund within the Trust represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the respective Fund’s portfolio managers as a team. The financial information in the form of a Fund’s total returns, expense ratios, changes in net assets resulting from operations, subscriptions and redemptions which are used by the CODM to assess the segment’s performance and to make resource allocation decisions for each Fund (as a single segment), is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
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September 30, 2025 (UNAUDITED)
13. NEW ACCOUNTING PRONOUNCEMENTS
On December 14, 2023, the FASB issued ASU 2023-09, which establishes new income tax disclosure requirements in addition to modifying and eliminating certain existing requirements. Under the new guidance, entities must consistently categorize and provide greater disaggregation of information in the rate reconciliation. They must also further disaggregate income taxes paid. The ASU's disclosure requirements apply to all entities subject to ASC 740. As the FASB notes in ASC 740-10-50-11A, the “objective of these disclosure requirements is for an entity, particularly an entity operating in multiple jurisdictions, to disclose sufficient information to enable users of financial statements to understand the nature and magnitude of factors contributing to the difference between the effective tax rate and the statutory tax rate.” Public business entities (“PBEs”) must apply the ASU's guidance to annual periods beginning after December 15, 2024 (2025 for calendar-year-end PBEs). Entities other than PBEs have an additional year to adopt it. This update does not have a material impact on the Funds’ financial statements. The disclosures are required on an annual basis and will first apply to the Funds’ March 31, 2026 annual financial statements.
14. GLOBAL INSTABILITY
Unexpected political, regulatory and diplomatic events and military conflicts around the world may affect investor and consumer confidence and may adversely impact global and domestic financial markets and the broader economy. Such conflicts have caused, and could continue to cause, significant market disruptions and volatility within specific markets and globally. The hostilities and sanctions resulting from those conflicts have, and could continue to have, a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters.
15. SUBSEQUENT EVENTS
Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.
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Form N-CSR - Items 8 - 11	September 30, 2025 (Unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in and disagreements with accountants on accounting and financial disclosure for the reporting period.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
See next page for Statement Regarding Basis for Approval of Investment Advisory Contract.
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	September 30, 2025 (Unaudited)
Considerations for all Northern Funds Equity Funds except Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, and Multi-Manager Global Real Estate Funds
At an in-person meeting held on May 19-20, 2025 (the “Annual Contract Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”), including all of the Trustees who are not “interested persons” (“Independent Trustees”) as defined in the Investment Company Act of 1940 (the “1940 Act”) voting separately, reviewed and approved the continuance of the investment management agreements (collectively, the “Management Agreement”) between Northern Trust Investments, Inc. (“Northern”) and the Trust, on behalf of each of the Global Tactical Asset Allocation Fund, Income Equity Fund, International Equity Fund, Large Cap Core Fund, Large Cap Value Fund, Small Cap Value Fund, Small Cap Core Fund, and U.S. Quality ESG Fund (each, an “Actively Managed Fund”); and Emerging Markets Equity Index Fund, Global Real Estate Index Fund, International Equity Index Fund, Mid Cap Index Fund, Small Cap Index Fund, Stock Index Fund and World Selection Index Fund (formerly known as Global Sustainability Index Fund) (each, an “Index Fund” and, together with the Actively Managed Funds, each, a “Fund” and collectively, the “Funds”) for an additional one-year period.
In advance of and at the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement, Northern and Northern’s affiliates. This information included written materials and verbal presentations at an in-person Board meeting held on February 12-13, 2025 (the “February Meeting”), and an executive session of the Independent Trustees held via videoconference on April 15, 2025 (the “April Meeting”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees asked questions of and requested additional information from Northern. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They met in executive sessions at the Annual Contract Meeting and each of the other Board meetings with their independent legal counsel and without employees of Northern or the interested Trustee present.
In evaluating the Management Agreement, the Independent Trustees discussed with independent legal counsel Northern’s reports, presentations and other information that had been provided to them at the February and April Meetings and at the Annual Contract Meeting, as well as their interactions with and information provided by Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an ongoing one throughout the year.
The Trustees reviewed and assessed, among other things, information relating to: (a) the nature, extent and quality of the services provided by Northern; (b) the Funds’ investment performance over different time periods, including versus an applicable benchmark that generally represents the market segments in which the respective Fund invests (a style benchmark) and in comparison to the investment performance of a universe of comparable peer funds (“Performance Universe”) selected by an independent third-party provider of mutual fund data (“Data Provider”); (c) the contractual management fee rates (before fee waivers and expense reimbursements, if any), actual advisory fee rates (after fee waivers and expense reimbursements, if any), and total expense ratios (after fee waivers and expense reimbursements, if any) of the Funds, including in comparison to those borne by a group and universe of comparable peer funds (“Expense Group” and “Expense Universe,” respectively) selected by the Data Provider; (d) the cost of the services and profits realized by Northern and its affiliates from their relationship with the Funds; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to Northern and its affiliates as a result of Northern’s relationship with the Funds; and (g) other factors deemed relevant by the Trustees.
In addition, the Board reviewed, among other things, materials relating to: (i) compliance reports; (ii) information about Northern’s and its affiliates’ risk management processes, stress testing, business continuity and cyber-security programs; (iii) the qualifications of Northern and its affiliates to provide services to the Funds, including Northern’s staffing for the Funds, information on portfolio managers and other personnel, as well as Northern’s ability to attract and retain portfolio management talent; (iv) Northern’s and its affiliates’ financial resources and investments in technology to benefit the Funds; (v) information about purchases and redemptions of each Fund’s shares; and (vi) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters.
The Trustees were provided with information on the composition of the Performance Universe and Expense Group for each Fund by the Data Provider. In considering the Management Agreement, the Trustees also considered conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors, including those discussed below, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. The Trustees considered the information provided to them about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services provided by Northern to the Funds, including both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ administrator and sub-administrator, custodian and transfer agent, and providing other services necessary for the operation of the Funds and the Trust. The Trustees considered that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates.
The Trustees considered that Northern is responsible for the management of the investment operations of each Fund and the composition of each Fund’s portfolio, including the day-to-day management of each Fund, subject to the supervision of the Board. The Trustees discussed that, under the Management Agreement, Northern was responsible for, among other things: (i) furnishing a continuous investment program for each Fund; (ii) determining what investments or securities will be purchased, retained or sold by each Fund, and what portion of each Fund’s assets will be invested or held uninvested as cash; (iii) trading the assets of each Fund with broker-dealers selected by Northern, including using Northern’s best judgment to obtain the best overall terms available in executing Fund transactions; (iv) reviewing and preparing Fund regulatory documents; and (v) monitoring for anticipated purchases and redemptions of Fund shares.
The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including Northern’s and its affiliates’ significant commitments to address regulatory compliance requirements applicable to the Funds. They considered information regarding the effectiveness and resources of the compliance team, including maintaining and monitoring Northern’s and the Funds’ compliance programs. The Trustees also noted that on a regular basis they received and reviewed information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures. They considered the quality of Northern’s compliance oversight program with respect to the Funds’ service providers, as well as Northern’s responses to any compliance or operational matters raised during the year.
The Trustees considered ongoing expenditures made by Northern and its affiliates to continue improving the quality and scope of their services to the Funds, and the quality of Northern’s communications with and services to Fund shareholders. The Trustees reviewed the administrative services provided to the Funds by Northern and its affiliates, including its oversight of the Funds’ day-to-day custodial, transfer agency and fund accounting operations. The Trustees noted that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, had expanded over time as a result of regulatory, market and other developments The Trustees considered Northern’s initiatives undertaken in the past few years to address additional regulatory and reporting requirements.
The Trustees considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They noted Northern’s recruitment and retention plans for attracting investment professionals, as well as its portfolio management compensation structure, and the consistency of its investment approach with respect to the Funds. The Trustees also considered the financial position and stability of the Northern Trust Corporation, the corporate parent of Northern and its affiliates.
Following consideration of this and other information, the Board was satisfied with the nature, extent and quality of services provided by Northern and its affiliates to the Funds and their shareholders.
Performance
The Trustees considered the investment performance of each of the Funds, including whether it had operated within its respective investment objective. The Trustees focused on information on the Funds’ investment performance for the one-, three-, and five-year periods ended January 31, 2025, and compared the investment performance of each Fund to its respective Performance Universe. The Funds were ranked by the Data Provider in quintiles based on a Fund's performance compared against their respective Performance Universe, ranging from first to fifth, where first is the best quintile position and fifth is the worst. The Trustees reviewed the Funds’ performance relative to their respective performance style benchmarks and also considered more recent Fund performance.
The Trustees noted that the Actively Managed Funds were generally all in the top three quintiles for the one- and three-year periods and/or the one- and five-year periods. The Trustees also noted that the Index Funds generally tracked their underlying indexes. The Trustees noted that:
• Global Tactical Asset Allocation Fund was in the fourth quintile for each of the one-year, three-year, and five-year periods. and also underperformed its style benchmark index for the one-year, three-year, and five-year periods;
• Small Cap Value Fund was in the fourth quintile for the one-year and three-year periods, and in the fifth quintile for the five-year period, and also underperformed its style benchmark index for the one-year and five-year periods, but outperformed its style benchmark index for the three-year period;
• U.S. Quality ESG Fund was in the fourth quintile for the one-year and three-year periods, and in the second quintile for the five-year period, and also underperformed its style benchmark index for the one-year, three-year, and five-year periods;
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September 30, 2025 (Unaudited)
• Income Equity Fund was in the first quintile for the one-year, three-year, and five-year periods; however, it underperformed its style benchmark index for the one-year, three-year, and five-year periods.
For the Global Tactical Asset Allocation Fund, Northern explained that longer-term underperformance was driven by a prior approach to strategic positioning and implementation of underlying fund allocations, and described initiatives taken to improve in these areas. Northern also noted that the Fund’s more recent performance has been closer to that of its style benchmark index.
For the Small Cap Value Fund, Northern attributed recent underperformance to having underweight exposure to higher volatility and less profitable stocks, which outperformed lower volatility and higher profitability names in the style benchmark index. Northern also noted that inflation and increased volatility associated with the pandemic bubble continue to weigh on intermediate-term performance results.
For the U.S. Quality ESG Fund, Northern explained that the performance of certain of the largest companies in the market-capitalization weighted benchmark index had an outsized impact on index returns, particularly over the shorter term, which resulted in the Fund’s relative underperformance. Northern also noted initiatives taken to improve performance, including continuing to refine its methodology for ranking and rating securities’ ESG characteristics, and evaluating factor enhancements that may benefit the total return of the Fund’s strategy.
For the Income Equity Fund, Northern explained that the Fund’s strategy focuses on companies with high quality fundamentals, which caused underperformance in the Fund relative to the S&P 500 Index. Northern also indicated that higher risk non-dividend paying companies have seen greater price appreciation versus more consistent dividend paying stable companies, which further impacted relative performance to the Fund’s benchmark. Northern noted that, when measuring the Fund’s returns versus more fundamentally focused value or income strategies, the Income Equity Fund consistently ranks well versus its peers over long periods.
The Trustees considered Northern’s discussions of the Funds’ performance and reviewed Northern’s processes to address performance issues, if any. The Trustees noted that Northern’s quarterly performance reviews had assisted them in evaluating performance issues with respect to any Funds that were underperforming.
The Trustees concluded that, based on the information received, each Fund’s performance was generally satisfactory.
Fee Rates, Costs of Services and Profitability
The Trustees evaluated each Fund’s contractual management fee rates (before fee waivers and expense reimbursements, if any) and actual advisory fee rates (after fee waivers and expense reimbursements, if any); each Fund’s total operating expense ratios (after fee waivers and expense reimbursements, if any); and Northern’s contractual commitments to limit total annual fund operating expenses with respect to each Fund. The Trustees considered that the Funds were sweeping uninvested cash daily into a Northern-affiliated money market portfolio, and that Northern was in each case reimbursing back to the investing Fund or waiving, as the case may be, the net management fee, after reimbursements, attributable to any assets invested in the applicable money market portfolio. In addition, the Trustees considered actions taken in past years to reduce Fund expenses.
The Trustees reviewed information on the management fee rates paid by each Fund under the Management Agreement and each Fund’s total operating expense ratios compared to each Fund’s respective Expense Group and Expense Universe. The Trustees noted that the contractual management fee rates used by the Data Provider represent a combination of the advisory fee and any administrative fees. The Trustees further noted that the Funds’ actual advisory fee rates represent a combination of advisory fees and administrative fees, but some of the actual advisory fee rates used by the Data Provider for funds in the Expense Group present administrative fees separately from, and not included within, the actual advisory fee rates for those funds. As a result, the Funds’ actual advisory fee rates may appear higher than the actual advisory fee rates of funds that do not include administrative fees. The Trustees considered that Northern had reimbursed expenses and/or waived fees for most of the Funds for the fiscal year ended March 31, 2025 and had agreed to renew such waiver agreements for an additional one year period. The Board considered that comparative fee and expense data is based upon information taken from the most recent annual financial report available to the Data Provider for the funds that comprise each Fund’s Expense Group, and further considered how such reports reflect historical asset levels and that expenses and waivers for the funds in each Fund’s Expense Group may be different from those currently existing. While recognizing such inherent limitations, and the fact that expense ratios and management rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by the Data Provider to be an appropriate measure of comparative fees and expenses.
The Funds were ranked by the Data Provider in quintiles, ranging from first to fifth, where first is the best quintile position and fifth is the worst. The Trustees noted that the Funds’ total operating expense ratios (after fee waivers and expense reimbursements) were in the first or second quintile of their respective Expense Group. The Trustees also noted that the Funds’ contractual management fee rates and actual advisory fee rates were in the first or second quintile of their respective Expense Group. The Trustees considered the management fees charged by Northern to
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
other similarly managed funds and client accounts, including Northern’s explanations of differences among such funds and accounts as compared to the Funds where relevant.
Following these comparisons and upon further consideration and discussion, the Trustees concluded that the compensation payable by each Fund under the Management Agreement was fair and reasonable in light of the services provided.
The Trustees considered the amount of assets in each Fund; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates; and the profits realized by Northern and its affiliates through their relationship on a Fund-by-Fund basis and on an overall Trust basis, both before and after marketing and distribution expenses and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited, and that the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years.
The Trustees discussed profitability information provided by Northern, including as compared to information provided by the Data Provider with respect to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult and may be impacted by numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees considered Northern’s expense reimbursements during the year. They considered the nature of the Funds and the high quality of the services provided by Northern and its affiliates, and that Northern and its affiliates appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Funds.
Based upon its consideration of all these factors, the Trustees concluded that Northern’s profitability was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee structure of each Fund did not have breakpoints. They took into account management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds were sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursement agreement to limit total fund operating expenses for each Fund. Based on the foregoing, the Trustees concluded that each Fund’s current management fee structure reasonably reflected Northern’s economies of scale.
Fall Out and Other Benefits to Northern
The Trustees reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions, for which the Board reviewed the nature, extent and quality of the services provided at its February Meeting. The Trustees considered that many of the Funds’ shareholders had other client relationships with Northern’s affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients, and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees considered the extent to which Northern benefited from receipt of research products and services generated by the Funds.
Conclusion
After deliberation and based on the Trustees’ review, including consideration of each of the factors referenced above, the Board, including the Independent Trustees, determined that the compensation payable under the Management Agreement on behalf of each Fund is fair and reasonable in light of the services provided by Northern and such other matters as the Board considered relevant in the exercise of reasonable business judgment. After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Management Agreement on behalf of each Fund.
Considerations for Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, and Multi-Manager Global Real Estate Funds
At an in-person meeting held on May 19-20, 2025 (the “Annual Contract Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”), including all of the Trustees who are not “interested persons” ( “Independent Trustees”) as defined in the Investment Company Act of 1940 (the “1940 Act”) voting separately, reviewed and approved the continuance of (i) the investment management agreement (the “Multi-Manager Management Agreement”) between Northern Trust Investments, Inc. (“Northern”) and the Trust, on behalf of each of Active M Emerging Markets Equity, Active M International Equity, Multi-Manager Global Listed Infrastructure, and Multi-Manager Global Real Estate Funds (each a “Multi-Manager Equity Fund” and collectively, the “Multi-Manager Equity Funds”); and (ii) the sub-advisory agreements (“Sub-Advisory Agreements”) between Northern and each sub-adviser to the Multi-Manager Equity Funds for an additional one-year period.
In advance of and at the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Multi-Manager Management Agreement, Northern
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and Northern’s affiliates, and information relating to the Sub-Advisory Agreements and each sub-adviser. This information included written materials and verbal presentations at an in-person Board meeting held on February 12-13, 2025 (the “February Meeting”), and an executive session of the Independent Trustees held via videoconference on April 15, 2025 (the “April Meeting”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees asked questions of and requested additional information from Northern. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They met in executive sessions at the Annual Contract Meeting and each of the other Board meetings, with their independent legal counsel and without employees of Northern or the interested Trustee present.
1. Management Agreement
In evaluating the Multi-Manager Management Agreement, the Independent Trustees discussed with independent legal counsel Northern’s reports, presentations and other information that had been provided to them at the February and April Meetings and at the Annual Contract Meeting, as well as their interactions with and information provided by Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Multi-Manager Management Agreement was an ongoing one throughout the year.
The Trustees reviewed and assessed, among other things, information relating to: (a) the nature, extent and quality of the services provided by Northern; (b) the Multi-Manager Equity Funds’ investment performance over different time periods, including versus an applicable benchmark that generally represents the market segments in which the respective Multi-Manager Equity Fund invests (a style benchmark) and in comparison to the investment performance of a universe of comparable peer funds (“Performance Universe”) selected by an independent third-party provider of mutual fund data (“Data Provider”); (c) the contractual management fee rates (before fee waivers and expense reimbursements, if any), actual advisory fee rates (after fee waivers and expense reimbursements, if any), and total expense ratios (after fee waivers and expense reimbursements, if any) of the Multi-Manager Equity Funds, including in comparison to those borne by a group and universe of comparable peer funds (“Expense Group” and “Expense Universe,” respectively) selected by the Data Provider; (d) the cost of the services and profits realized by Northern and its affiliates from their relationship with the Multi-Manager Equity Funds; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to Northern and its affiliates as a result of Northern’s relationship with the Multi-Manager Equity Funds; and (g) other factors deemed relevant by the Trustees.
In addition, the Board reviewed, among other things, materials relating to: (i) compliance reports; (ii) information about Northern’s and its affiliates’ risk management processes, stress testing, business continuity and cyber-security programs; (iii) the qualifications of Northern and its affiliates to provide services to the Multi-Manager Equity Funds, including Northern’s staffing for the Multi-Manager Equity Funds, information on portfolio managers and other personnel, as well as Northern’s ability to attract and retain portfolio management talent; (iv) Northern’s and its affiliates’ financial resources and investments in technology to benefit the Multi-Manager Equity Funds; (v) information about purchases and redemptions of each Multi-Manager Equity Fund’s shares; (vi) policies adopted by Northern regarding brokerage, including soft dollars, trade allocations and other matters; and (vii) Northern’s oversight of the sub-advisers of the Multi-Manager Equity Funds.
The Trustees were provided with information on the composition of the Performance Universe and Expense Group for each Multi-Manager Equity Fund by the Data Provider. In considering the Multi-Manager Management Agreement, the Trustees also considered conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Multi-Manager Management Agreement for each of the Multi-Manager Equity Funds, the Trustees gave weight to various factors, including those discussed below, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. The Trustees considered the information provided to them about the Multi-Manager Equity Funds together and with respect to each Multi-Manager Equity Fund separately as the Board deemed appropriate.
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services provided by Northern to the Multi-Manager Equity Funds, including both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Multi-Manager Equity Funds by Northern and its affiliates. These services include acting as the Multi-Manager Equity Funds’ administrator and sub-administrator, custodian and transfer agent, and providing other services necessary for the operation of the Multi-Manager Equity Funds and the Trust. The Trustees considered that the Multi-Manager Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates.
The Trustees considered that Northern engaged sub-advisers, subject to the Trustees’ approval, to each manage a discrete portion of the Multi-Manager Equity Funds’ assets. They considered that Northern provided overall general investment management services to the Multi-Manager Equity Funds and had the ultimate responsibility to oversee the sub-advisers, including to recommend their hiring, termination and replacement, subject to the Trustees’ approval. The Trustees discussed that Northern
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
was responsible for, among other things: (i) selecting each Multi-Manager Equity Fund’s overall investment strategies; (ii) recommending and selecting sub-advisers; (iii) allocating and reallocating assets among the sub-advisers; (iv) monitoring and evaluating each sub-adviser’s performance; (v) providing administration services; and (vi) implementing procedures to ensure the sub-advisers comply with the applicable Multi-Manager Equity Fund’s investment objectives, policies and restrictions. The Trustees noted that Northern also managed the cash portion of each Multi-Manager Equity Fund, in addition to providing the foregoing services.
The Trustees considered Northern’s expertise in managing multi-manager strategies and its investments in the multi-manager business. In addition, the Trustees considered that Northern selects the sub-advisers to manage the Multi-Manager Equity Funds on the basis of both qualitative and quantitative analyses that assess a number of factors. They noted that Northern allocates a portion of the assets of each Multi-Manager Equity Fund to a sub-adviser selected through this process on the basis of a particular strategy assigned to it. Therefore, the Trustees considered that the sub-advisers are chosen not only based on their performance but for their anticipated investment strategy with the other sub-advisers managing assets of the same Multi-Manager Equity Fund.
The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including Northern’s and its affiliates’ significant commitments to address regulatory compliance requirements applicable to the Multi-Manager Equity Funds. They noted that Northern’s staff conducted thorough operational and compliance due diligence on prospective and existing sub-advisers and monitored the sub-advisers on a continuing basis throughout the year. They considered information regarding the effectiveness and resources of the compliance team, including maintaining and monitoring Northern’s and the Multi-Manager Equity Funds’ compliance programs. The Trustees also noted that on a regular basis they received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Multi-Manager Equity Funds’ compliance policies and procedures. They considered the quality of Northern’s compliance oversight program with respect to the Multi-Manager Equity Funds’ service providers, as well as Northern’s responses to any compliance or operational matters raised during the year.
The Trustees considered ongoing expenditures made by Northern and its affiliates to continue improving the quality and scope of their services to the Multi-Manager Equity Funds, and the quality of Northern’s communications with and services to the Multi-Manager Equity Funds’ shareholders. The Trustees reviewed the administrative services provided to the Multi-Manager Equity Funds by Northern and its affiliates, including its oversight of the Multi-Manager Equity Funds’ day-to-day custodial, transfer agency and fund accounting operations. The Trustees noted that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, had expanded over time as a result of regulatory, market and other developments. The Trustees considered Northern’s initiatives undertaken in the past few years to address additional regulatory and reporting requirements.
The Trustees considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They noted Northern’s recruitment and retention plans for attracting investment professionals, as well as its portfolio management compensation structure, and the consistency of its investment approach with respect to the Multi-Manager Equity Funds. The Trustees also considered the financial position and stability of the Northern Trust Corporation, the corporate parent of Northern and its affiliates.
Following consideration of this and other information, the Board was satisfied with the nature, extent and quality of services provided by Northern and its affiliates to the Multi-Manager Equity Funds and their shareholders.
Performance
The Trustees considered the investment performance of each of the Multi-Manager Equity Funds, including whether it had operated within its respective investment objective. The Trustees focused on information on the Multi-Manager Equity Funds’ investment performance for the one-, three-, and five-year periods ended January 31, 2025, and compared the investment performance of each Multi-Manager Equity Fund to its respective Performance Universe. The Multi-Manager Equity Funds were ranked by the Data Provider in quintiles based on a Multi-Manager Equity Fund's performance compared against their respective Performance Universe, ranging from first to fifth, where first is the best quintile position and fifth is the worst. The Trustees reviewed the Multi-Manager Equity Funds’ performance relative to their respective performance style benchmarks and also considered more recent Fund performance. The Trustees noted that:
• Active M Emerging Markets Equity Fund underperformed its style benchmark index for the one-year, three-year, and five-year periods, although it was in the third quintile for the one-year, three-year, and five-year periods;
• Multi-Manager Global Real Estate Fund was in the fifth quintile for the one-year period, fourth quintile for the three-year period, and third quintile for the five-year period, and also underperformed its style benchmark index for the one-year and three-year periods but outperformed its style benchmark index for the five-year period.
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• Multi-Manager Global Listed Infrastructure Fund was in the fifth quintile for the one-year and five-year periods, and fourth quintile for the three-year period, and also underperformed its style benchmark index for the one-year, three-year, and five-year periods.
The Trustees considered Northern’s discussions of the Multi-Manager Equity Funds’ performance and considered Northern’s continual monitoring of sub-advisers and their performance during the year, which included due diligence meetings. The Trustees reviewed Northern’s processes to address performance issues, if any. The Trustees noted that Northern’s quarterly performance reviews had assisted them in evaluating performance issues with respect to any Multi-Manager Equity Funds that were underperforming.
In particular, for the Active M Emerging Markets Equity Fund, Northern explained that country allocation negatively impacted performance for the one-year period. The Trustees also considered recent sub-adviser changes for the Fund to seek to improve Fund performance.
For the Multi-Manager Global Listed Infrastructure Fund, the Trustees considered that structural underweights to certain industries significantly contributed to intermediate-term underperformance. The Trustees also noted recent changes to the sub-adviser lineup and asset allocation among sub-advisers to seek to improve Fund performance.
For the Multi-Manager Global Real Estate Fund, Northern explained that an underweight to healthcare real estate investment trusts and stock selection in the United States were the primary detractors from performance for the one-year period. The Trustees noted that the Multi-Manager Global Real Estate Fund’s longer-term performance relative to its style benchmark remained positive.
The Trustees concluded that, based on the information received, the Multi-Manager Equity Funds’ performance was generally satisfactory.
Fee Rates, Costs of Services and Profitability
The Trustees evaluated each Multi-Manager Equity Funds’ contractual management fee rates (before fee waivers and expense reimbursements, if any) and actual advisory fee rates (after fee waivers and expense reimbursements, if any); each Multi-Manager Equity Funds’ total operating expense ratios (after fee waivers and expense reimbursements, if any); and Northern’s contractual commitments to limit total annual fund operating expenses with respect to each Multi-Manager Equity Fund. The Trustees considered that the Multi-Manager Equity Funds were sweeping uninvested cash daily into a Northern-affiliated money market portfolio, and that Northern was in each case reimbursing back to the investing Multi-Manager Equity Fund or waiving, as the case may be, the net management fee, after reimbursements, attributable to any assets invested in the applicable money market portfolio.
The Trustees reviewed information on the management fee rates paid by each Multi-Manager Equity Fund under the Multi-Manager Management Agreement and each Multi-Manager Equity Fund’s total operating expense ratio compared to each Multi-Manager Equity Fund’s respective Expense Group and Expense Universe. The Trustees noted that the contractual management fee rates used by the Data Provider represent a combination of the advisory fee and any administrative fees. The Trustees further noted that the Funds’ actual advisory fee rates represent a combination of advisory fees and administrative fees, but some of the actual advisory fee rates used by the Data Provider for funds in the Expense Group present administrative fees separately from, and not included within, the actual advisory fee rates for those funds. As a result, the Multi-Manager Equity Funds’ actual advisory fee rates may appear higher than the actual advisory fee rates of funds that do not include administrative fees. The Trustees considered that Northern had reimbursed expenses and/or waived fees for all of the Multi-Manager Equity Funds for the fiscal year ended March 31, 2025 and had agreed to renew such waiver agreements for an additional one year period. The Board considered that comparative fee and expense data is based upon information taken from the most recent annual financial report available to the Data Provider for the funds that comprise each Multi-Manager Equity Fund’s Expense Group, and further considered how such reports reflect historical asset levels and that expenses and waivers (as applicable) for the funds in each Multi-Manager Equity Fund’s Expense Group may be different from those currently existing. While recognizing such inherent limitations, and the fact that expense ratios and management rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by the Data Provider to be an appropriate measure of comparative fees and expenses.
The Multi-Manager Equity Funds were ranked by the Data Provider in quintiles, ranging from first to fifth, where first is the best quintile position and fifth is the worst. The Trustees noted that the total operating expense ratios (after fee waivers and expense reimbursements) for all of the Multi-Manager Equity Funds were in the second quintile of their respective Expense Group, except the Multi-Manager Global Listed Infrastructure Fund, which was in the fourth quintile of its Expense Group. The Trustees considered Northern’s explanation regarding the limited number of peers comprising the Multi-Manager Global Listed Infrastructure Fund’s Expense Group and Expense Universe, including that such peer groups may include funds with strategies different from that of the Multi-Manager Global Listed Infrastructure Fund. The Trustees also considered comparative expense information for a custom group of peer funds selected by Northern. The Trustees also considered the management fees
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
charged by Northern to other similarly managed funds and client accounts, including Northern’s explanations of differences among such funds and accounts as compared to the Multi-Manager Equity Funds where relevant.
Following these comparisons and upon further consideration and discussion, the Trustees concluded that the compensation payable by each Fund under the Management Agreement was fair and reasonable in light of the services provided.
The Trustees received information describing the Multi-Manager Equity Funds’ management fee structure and the amount retained by Northern after payment of the sub-advisory fees, and Northern’s role under the Management Agreement in overseeing the sub-advisers. The Trustees considered that each of the Multi-Manager Equity Funds utilized multiple sub-advisers. In addition, the Trustees considered the amount of assets in each Multi-Manager Equity Fund; the information provided by Northern relating to the costs of the services provided by it and its affiliates; and the profits realized by Northern and its affiliates through their relationship on a Fund-by-Fund basis and on an overall Trust basis, both before and after marketing and distribution expenses and certain non-distribution costs. The Trustees noted that Northern had presented profitability information to the Trustees quarterly on a Fund-by-Fund basis as well as reports showing the expected impact on profitability by the addition or termination of sub-advisers, if any, as required by the Multi-Manager Equity Funds’ exemptive order. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Multi-Manager Equity Fund, recognizing that cost allocation methodologies are inherently subjective and not audited, and that the overall methodology has remained consistent with that used in the Multi-Manager Equity Funds’ profitability report presentations from prior years.
The Trustees discussed profitability information provided by Northern, including as compared to information provided by the Data Provider with respect to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult and may be impacted by numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees considered Northern’s expense reimbursements during the year. They considered the nature of the Multi-Manager Equity Funds and the high quality of the services provided by Northern and its affiliates, and that Northern and its affiliates appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Multi-Manager Equity Funds.
Based upon its consideration of all these factors, the Trustees concluded that Northern’s profitability was not excessive in view of the nature, extent and quality of services provided to each Multi-Manager Equity Fund.
Economies of Scale
The Trustees considered the extent to which economies of scale would be realized as the Multi-Manager Equity Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee structures for all of the Multi-Manager Equity Funds have breakpoints, thus ensuring that as a Multi-Manager Equity Fund’s assets grow, its shareholders would benefit from reduced fees. They took into account management’s discussion of the Multi-Manager Equity Funds’ management fee structure and considered Northern’s view that the Multi-Manager Equity Funds were sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursements to limit total fund operating expenses for the Funds to specific levels.
Based on the foregoing, the Trustees concluded that each Multi-Manager Equity Fund’s current management fee structure reasonably reflected Northern’s economies of scale.
Fall Out and Other Benefits to Northern
The Trustees reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Multi-Manager Equity Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions, for which the Board reviewed the nature, extent and quality of the services provided at its February Meeting. The Trustees considered that many of the Multi-Manager Equity Funds’ shareholders had other client relationships with Northern’s affiliates. In addition, the Trustees considered that the scale of the Multi-Manager Equity Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients, and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees considered the benefits from many of the sub-advisory fee structures where the fee is based on all assets managed by the sub-adviser for the Multi-Manager Equity Funds and Northern’s other discretionary clients, if any.
Conclusion
After deliberation and based on the Trustees’ review, including consideration of each of the factors referenced above, the Board, including the Independent Trustees, determined that the compensation payable under the Multi-Manager Management Agreement on behalf of each Multi-Manager Equity Fund is fair and reasonable in light of the services provided by Northern and such other matters as the Board considered relevant in the exercise of reasonable business judgment. After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Multi-Manager Management Agreement on behalf of each Multi-Manager Equity Fund.
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2. Sub-Advisory Agreements
The Trustees considered the Sub-Advisory Agreements for the Multi-Manager Equity Funds. The Trustees reviewed and discussed information and written materials from Northern and the sub-advisers regarding: (i) the nature and quality of the investment advisory services to be provided by the sub-advisers, including the experience and qualifications of the personnel providing such services; (ii) each sub-adviser’s financial condition, history of operations and ownership structure; (iii) the sub-advisers’ brokerage and soft dollar practices; (iv) the sub-advisers’ investment strategies and styles of investing; (v) the performance history of the sub-advisers with respect to the applicable Multi-Manager Equity Fund; (vi) information with respect to each sub-adviser’s risk management and cybersecurity programs, compliance policies and procedures (including their codes of ethics), and the CCO’s evaluations of such policies and procedures, as well as the sub-adviser’s regulatory history; (vii) the sub-advisers’ conflicts of interest in managing the Multi-Manager Equity Funds, including each sub-adviser’s other financial or business relationships with Northern or its affiliates; and (viii) the terms of the existing Sub-Advisory Agreements. The Trustees reviewed and discussed Northern’s strategy for allocating assets among the various sub-advisers, as well as the current allocations of assets among the various sub-advisers.
In evaluating the Sub-Advisory Agreements, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. However, the Trustees relied upon the recommendations and performance evaluations of Northern with respect to each of the sub-advisers.
Nature, Extent and Quality of Services
The Trustees considered the information and evaluations provided by Northern with respect to each sub-adviser’s operations, qualifications, and experience in managing the type of strategies for which the sub-adviser was engaged in connection with a Multi-Manager Equity Fund. The Trustees placed emphasis on the CCO’s compliance program and the ongoing compliance monitoring for each sub-adviser. The Trustees concluded that each sub-adviser had provided, and was able to provide, quality services to the Multi-Manager Equity Funds.
Fees, Expenses and Performance
The Trustees considered that the sub-advisers were each paid sub-advisory fees by Northern out of Northern’s management fees and not directly by the Multi-Manager Equity Funds. The Trustees believed, based on Northern’s representations, that each Sub-Advisory Agreement had been negotiated at arm’s-length among Northern and each sub-adviser, and considered the reductions in certain of the sub-advisory fees in the past few years. In addition, the Trustees reviewed and compared each sub-adviser’s fees paid by Northern out of its management fees and fees paid to the sub-advisers by its other accounts with similar strategies, if any. Finally, the Trustees considered Northern’s representations that the fees to be paid to the sub-advisers were reasonable in light of the existing and anticipated quality of the services to be performed by them.
While the Trustees considered Northern’s profitability with respect to each Multi-Manager Equity Fund, they did not consider the sub-advisers’ projected profitability, which they did not consider particularly relevant given that Northern pays the sub-advisers out of its own management fees and thus had an incentive to negotiate the lowest possible sub-advisory fees.
The Trustees considered and evaluated the performance information presented with respect to each sub-adviser and Northern’s evaluation of each sub-adviser’s performance. This information was compared to performance information with respect to an applicable performance benchmark index that represents the sub-advised strategy. It was noted that each sub-adviser had a different style, and that these styles would outperform or underperform in various markets.
For the Active M Emerging Markets Equity Fund, the Board considered that Westwood Global Investments, LLC (“Westwood”) had underperformed the Fund’s style benchmark index for the one-year period and outperformed the Fund’s style benchmark index for the three-year and five-year periods and for the period since becoming a sub-adviser to the Fund. The Board considered Northern’s explanation that certain country allocations significantly detracted from Westwood’s performance for the one-year period, and that Westwood’s bottom-up, long-term investment approach resulted in low turnover. The Board considered Northern’s report on Westwood’s prior years of outperformance. Northern recommended the continuation of Westwood’s Sub-Advisory Agreement with the Active M Emerging Markets Equity Fund.
For the Multi-Manager Global Listed Infrastructure Fund, the Board considered Northern’s explanation that industry allocation and stock selection by First Sentier Investors (Australia) IM Ltd (“FSI”) and KBI Global Investors (North America), Ltd., (“KBI”) resulted in underperformance for the one-year period versus the Fund’s style benchmark index. The Board noted that each of FSI and KBI had underperformed the Fund’s style benchmark index for the three-year period and for the period since becoming a sub-adviser to the Fund. The Board noted that Lazard Asset Management LLC (“Lazard”) underperformed the Fund’s style benchmark index for the one-year and three-year periods, but outperformed for the five-year period and the period since becoming a sub-adviser to the Fund. Northern attributed Lazard’s recent underperformance to stock selection and lack of exposure to certain high-performing industries. The Board considered Northern’s report that FSI and Lazard had each experienced stronger performance in the first quarter of 2025. Northern recommended the continuation of FSI’s, KBI’s and Lazard’s
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
Sub-Advisory Agreements with the Multi-Manager Global Listed Infrastructure Fund, with noted concerns regarding the performance of KBI.
For the Multi-Manager Global Real Estate Fund, the Board considered Northern’s explanation that poor stock selection in the United States, as well as an underweight to the healthcare sector, by Massachusetts Financial Services Company (“MFS”), resulted in underperformance relative to the Fund’s style benchmark index for the one-year period. The Board considered that MFS had outperformed the Fund's style benchmark index for the period since becoming a sub-adviser to the Fund, and that MFS’ out of benchmark exposures have historically added value. Northern recommended the continuation of MFS’ Sub-Advisory Agreement with the Multi-Manager Global Real Estate Fund.
The Trustees concluded that, based upon the information provided, that the sub-advisers’ performance was generally satisfactory and, where there had been ongoing sub-adviser underperformance, Northern had continually monitored and made changes to seek to improve Fund performance, including by replacing sub-advisers.
Economies of Scale
The Trustees considered information prepared by Northern that showed that the levels of aggregate sub-advisory fee rates generally decreased as the Multi-Manager Equity Funds’ assets increased, as most of the sub-advisers had breakpoints incorporated into their sub-advisory fee structures. However, the Trustees generally considered economies of scale with respect to the Multi-Manager Equity Funds primarily at the management fee rate level given that Northern pays the sub-advisers out of its own management fees, including Northern’s contractual expense limitations for the Multi-Manager Equity Funds.
Other Benefits
The Trustees considered other benefits derived or to be derived by certain of the sub-advisers as a result of their relationship with the Multi-Manager Equity Funds. These benefits included, in certain cases, research and other benefits in connection with brokerage commissions paid by the Multi-Manager Equity Funds. The Trustees noted that they had received reports from the Trust’s CCO with respect to the quality of each sub-adviser’s trade execution on behalf of the Multi-Manager Equity Funds and soft dollar usage. The Trustees considered the other relationships that certain of the sub-advisers had with Northern, including sub-advisory and/or custodial relationships.
Conclusion
Based on the Trustees’ deliberations and the recommendations by Northern, the Trustees concluded that the fees paid to each sub-adviser on a Fund-by-Fund basis were fair and reasonable in light of the services provided by each of them. The Trustees concluded that the Sub-Advisory Agreements with respect to each Multi-Manager Equity Fund should be reapproved for an additional one-year period.
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NORTHERN FUNDS FIXED INCOME AND MONEY
MARKET FUNDS
SEMI-ANNUAL FINANCIAL STATEMENTS AND ADDITIONAL INFORMATION
September 30, 2025

FIXED INCOME AND MONEY MARKET FUNDS

TABLE OF CONTENTS

2	STATEMENTS OF ASSETS AND LIABILITIES
6	STATEMENTS OF OPERATIONS
10	STATEMENTS OF CHANGES IN NET ASSETS
16	FINANCIAL HIGHLIGHTS
35	SCHEDULES OF INVESTMENTS
35	ARIZONA TAX-EXEMPT FUND (Ticker Symbol: NOAZX)
39	BOND INDEX FUND (Ticker Symbol: NOBOX)
122	CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND (Ticker Symbol: NCITX)
129	CALIFORNIA TAX-EXEMPT FUND (Ticker Symbol: NCATX)
135	CORE BOND FUND (Ticker Symbol: NOCBX)
147	FIXED INCOME FUND (Ticker Symbol: NOFIX)
159	HIGH YIELD FIXED INCOME FUND (Ticker Symbol: NHFIX)
175	INTERMEDIATE TAX-EXEMPT FUND (Ticker Symbol: NOITX)
193	LIMITED TERM TAX-EXEMPT FUND (Ticker Symbol: NSITX)
203	LIMITED TERM U.S. GOVERNMENT FUND (Ticker Symbol: NSIUX)
205	MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND (Ticker Symbol: NMHYX)
246	SHORT BOND FUND (Ticker Symbol: BSBAX)
256	TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND (Ticker Symbol: NTAUX)
279	TAX-EXEMPT FUND (Ticker Symbol: NOTEX)
295	ULTRA-SHORT FIXED INCOME FUND (Ticker Symbols: Shares: NUSFX, Siebert Williams Shank Shares: SWSFX)
305	U.S. GOVERNMENT FUND (Ticker Symbol: NOUGX)
308	U.S. GOVERNMENT MONEY MARKET FUND (Ticker Symbol: NOGXX)
312	U.S. GOVERNMENT SELECT MONEY MARKET FUND (Ticker Symbol: NOSXX)
316	NOTES TO THE FINANCIAL STATEMENTS
338	FORM N-CSR - ITEMS 8-11
339	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

NORTHERN FUNDS SEMIANNUAL REPORT 1 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

Amounts in thousands, except per share data	Arizona Tax-Exempt Fund	Bond Index Fund	California Intermediate Tax-Exempt Fund	California Tax-Exempt Fund	Core Bond Fund
ASSETS:
Investments, at value	$54,374	$2,279,342	$235,446	$123,521	$88,367
Investments in affiliates, at value	674	70,859 (1)	2,811	1,334	5,087
Cash	—	—	—	—	—
Foreign currencies, at value	—	—	—	—	—
Due from broker (Note 2)	—	—	—	—	—
Interest income receivable	601	17,728	2,528	1,291	709
Dividend income receivable	4	176	10	8	19
Securities lending income receivable	—	20	—	—	—
Receivable for securities sold	—	52,367	7,434	1,622	220
Receivable for variation margin on futures contracts	—	—	—	—	15
Receivable for fund shares sold	—	807	490	25	9
Receivable from investment adviser	2	18	3	3	3
Unrealized appreciation on total return swap agreements	—	—	—	—	—
Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	—	—
Prepaid and other assets	8	9	6	6	11
Total Assets	55,663	2,421,326	248,728	127,810	94,440
LIABILITIES:
Cash overdraft	—	—	—	—	11
Payable upon return of securities loaned	—	23,468	—	—	—
Payable for securities purchased	—	38,987	5,226	2,151	818
Payable for when-issued securities	—	48,078	2,848	—	210
Payable for variation margin on futures contracts	—	—	—	—	12
Payable for fund shares redeemed	—	2,855	9	10	76
Distributions payable to shareholders	31	1,490	111	66	65
Unfunded loan commitments (Note 2)	—	—	—	—	—
Due to broker (Note 2)	—	—	—	—	—
Upfront premiums received on bilateral total return swaps	—	—	—	—	—
Payable to affiliates:
Management fees	4	23	17	9	6
Custody fees	1	18	2	2	1
Shareholder servicing fees	9	16	9	9	1
Transfer agent fees	2	74	8	4	3
Accrued Trustee fees and expenses	4	11	4	4	4
Accrued other liabilities	17	43	18	17	18
Total Liabilities	68	115,063	8,252	2,272	1,225
Net Assets	$55,595	$2,306,263	$240,476	$125,538	$93,215
ANALYSIS OF NET ASSETS:
Capital stock	$69,684	$2,602,804	$272,852	$139,900	$123,166
Distributable earnings (loss)	(14,089)	(296,541)	(32,376)	(14,362)	(29,951)
Net Assets	$55,595	$2,306,263	$240,476	$125,538	$93,215
Net Assets:
Shares	$55,595	$2,306,263	$240,476	$125,538	$93,215
Total Shares Outstanding ($.001 par value, unlimited authorization):
Shares	5,842	247,159	24,063	11,993	10,318
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$9.52	$9.33	$9.99	$10.47	$9.03
Investments, at cost	$57,543	$2,389,777	$240,544	$129,231	$90,594
Investments in affiliates, at cost	674	70,850 (1)	2,811	1,334	5,087
Foreign currencies, at cost	—	—	—	—	—
Securities on loan, at value	$—	$25,404	$—	$—	$—

(1)	Investments in affiliates, at value and Investments in affiliates, at cost include securities purchased using cash collateral received from securities lending activities.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 2 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)

Fixed Income Fund	High Yield Fixed Income Fund	Intermediate Tax-Exempt Fund	Limited Term Tax-Exempt Fund	Limited Term U.S. Government Fund	Multi-Manager High Yield Opportunity Fund

$290,532	$2,296,753	$1,081,734	$330,412	$24,846	$144,116
2,132 (1)	178,001 (1)	25,342	2,984	77	17,991 (1)
—	1,124	—	—	—	—
—	163	—	—	—	1
—	—	—	—	—	39
2,179	40,012	13,912	4,180	187	2,446
5	185	24	14	—	36
—	—	—	—	—	—
762	363	—	—	584	1,081
46	44	—	—	—	—
9	3,163	178	212	—	—
3	25	9	4	1	3
—	—	—	—	—	143
—	—	—	—	—	5
4	18	7	12	4	13
295,672	2,519,851	1,121,206	337,818	25,699	165,874

47	—	—	—	—	191
1,620	130,309	—	—	—	11,527
612	10,960	5,226	—	582	1,320
719	33,319	17,852	950	—	2,075
48	—	—	—	—	—
7	1,139	1,348	352	2	2
214	2,607	563	142	14	—
—	—	—	—	—	31
—	—	—	—	—	140
—	—	—	—	—	34

21	223	77	24	2	16
4	25	9	3	—	2
9	65	26	6	—	1
9	75	34	11	1	5
14	20	14	5	8	2
19	39	31	19	21	16
3,343	178,781	25,180	1,512	630	15,362
$292,329	$2,341,070	$1,096,026	$336,306	$25,069	$150,512

$394,121	$3,266,737	$1,276,177	$358,946	$32,726	$218,784
(101,792)	(925,667)	(180,151)	(22,640)	(7,657)	(68,272)
$292,329	$2,341,070	$1,096,026	$336,306	$25,069	$150,512

$292,329	$2,341,070	$1,096,026	$336,306	$25,069	$150,512

32,283	380,054	111,246	33,438	2,646	17,676

$9.06	$6.16	$9.85	$10.06	$9.48	$8.52
$298,700	$2,322,080	$1,112,207	$330,883	$24,710	$147,162
2,132 (1)	178,001 (1)	25,342	2,984	77	17,991 (1)
—	171	—	—	—	1
$1,579	$137,557	$—	$—	$—	$11,555
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  3 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES continued

Amounts in thousands, except per share data	Short Bond Fund	Tax-Advantaged Ultra-Short Fixed Income Fund	Tax-Exempt Fund	Ultra-Short Fixed Income Fund	U.S. Government Fund
ASSETS:
Investments, at value	$226,749	$3,171,304	$748,584	$1,746,931	$28,922
Investments in affiliates, at value	1,164 (1)	29,048	5,601	9,124 (1)	60
Repurchase agreements, at cost, which approximates value	—	—	—	—	—
Cash	—	2	—	—	—
Interest income receivable	1,831	30,909	10,301	13,172	248
Dividend income receivable	5	217	36	66	—
Receivable for securities sold	—	—	—	—	869
Receivable for variation margin on futures contracts	50	—	—	—	—
Receivable for fund shares sold	4	2,327	624	5,230	2
Receivable from investment adviser	3	24	8	14	1
Prepaid and other assets	9	22	4	18	4
Total Assets	229,815	3,233,853	765,158	1,774,555	30,106
LIABILITIES:
Cash overdraft	—	—	—	576	—
Payable upon return of securities loaned	489	—	—	2,324	—
Payable for securities purchased	—	—	1,075	—	866
Payable for when-issued securities	400	114,263	13,404	—	—
Payable for variation margin on futures contracts	18	—	—	—	—
Payable for fund shares redeemed	287	2,736	621	3,849	—
Distributions payable to shareholders	165	1,545	448	1,342	17
Payable to affiliates:
Management fees	14	115	53	66	2
Custody fees	3	8	6	8	—
Shareholder servicing fees	1	4	18	13	—
Transfer agent fees	8	97	23	57	1
Accrued Trustee fees and expenses	4	10	7	5	3
Accrued other liabilities	18	47	24	36	18
Total Liabilities	1,407	118,825	15,679	8,276	907
Net Assets	$228,408	$3,115,028	$749,479	$1,766,279	$29,199
ANALYSIS OF NET ASSETS:
Capital stock	$254,868	$3,138,603	$932,467	$1,785,237	$34,912
Distributable earnings (loss)	(26,460)	(23,575)	(182,988)	(18,958)	(5,713)
Net Assets	$228,408	$3,115,028	$749,479	$1,766,279	$29,199
Net Assets:
Shares	$228,408	$3,115,028	$749,479	$1,737,759	$29,199
Siebert Williams Shank Shares	—	—	—	28,520	—
Total Shares Outstanding ($.001 par value, unlimited authorization):
Shares	12,413	305,027	78,853	168,108	3,290
Siebert Williams Shank Shares	—	—	—	2,759	—
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$18.40	$10.21	$9.50	$10.34	$8.88
Siebert Williams Shank Shares	—	—	—	10.34	—
Investments, at cost	$225,220	$3,163,056	$783,871	$1,739,642	$28,978
Investments in affiliates, at cost	1,164 (1)	29,048	5,601	9,124 (1)	60
Securities on loan, at value	$479	$—	$—	$2,277	$10

(1)	Investments in affiliates, at value and Investments in affiliates, at cost include securities purchased using cash collateral received from securities lending activities.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 4 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)

U.S. Government Money Market Fund	U.S. Government Select Money Market Fund

$11,464,765	$2,385,890
—	—
9,584,000	2,291,000
24,699	34,638
67,406	13,332
—	—
—	—
—	—
81,147	16,319
31	7
64	20
21,222,112	4,741,206

—	—
—	—
236,741	49,329
—	—
—	—
32,710	3,479
69,180	14,935

1,141	252
134	27
—	—
334	72
41	22
179	47
340,460	68,163
$20,881,652	$4,673,043

$20,880,857	$4,672,899
795	144
$20,881,652	$4,673,043

$20,881,652	$4,673,043
—	—

20,880,844	4,672,938
—	—

$1.00	$1.00
—	—
$11,464,765	$2,385,890
—	—
$—	$—
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  5 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS

Amounts in thousands	Arizona Tax-Exempt Fund	Bond Index Fund	California Intermediate Tax-Exempt Fund	California Tax-Exempt Fund
INVESTMENT INCOME:
Interest income (Note 6)	$1,008	$44,233 (1)	$3,693	$2,273
Interest income from investments in affiliates (Note 9)	—	9	—	—
Dividend income	—	—	—	—
Income from securities loaned (net of fees) (Note 2)	—	3	—	—
Dividend income from investments in affiliates (Note 9)	24	1,088	97	38
Total Investment Income	1,032	45,333	3,790	2,311
EXPENSES:
Management fees	112	677	502	269
Custody fees	3	107	9	6
Transfer agent fees	10	435	45	24
Blue sky fees	10	13	8	9
Printing fees	2	13	3	2
Audit fees	11	17	11	11
Legal fees	8	13	8	8
Shareholder servicing fees	22	31	16	21
Trustee fees and expenses	3	10	3	3
Other	4	11	5	5
Total Expenses	185	1,327	610	358
Less expenses reimbursed by investment adviser	(63)	(537)	(80)	(72)
Less custodian credits	—	(1)	—	—
Net Expenses	122	789	530	286
Net Investment Income	910	44,544	3,260	2,025
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	(1,550)	(1,774)	(3,916)	(1,804)
Credit default swap agreements	—	—	—	—
Total return swaps	—	—	—	—
Futures contracts	—	—	—	—
Foreign currency transactions	—	—	—	—
Forward foreign currency exchange contracts	—	—	—	—
Net changes in unrealized appreciation (depreciation) on:
Investments	1,930	31,576	9,084	2,828
Investments in affiliates	—	9	—	—
Credit default swap agreements	—	—	—	—
Total return swaps	—	—	—	—
Futures contracts	—	—	—	—
Foreign currency translations	—	—	—	—
Forward foreign currency exchange contracts	—	—	—	—
Net Gains	380	29,811	5,168	1,024
Net Increase in Net Assets Resulting from Operations	$1,290	$74,355	$8,428	$3,049

(1)	Net of $2, $1 and $14, respectively, in foreign withholding taxes.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 6 NORTHERN FUNDS SEMIANNUAL REPORT

For the Six Months Ended September 30, 2025 (UNAUDITED)

Core Bond Fund	Fixed Income Fund	High Yield Fixed Income Fund	Intermediate Tax-Exempt Fund	Limited Term Tax-Exempt Fund	Limited Term U.S. Government Fund	Multi-Manager High Yield Opportunity Fund

$2,145 (1)	$7,469	$89,153 (1)	$19,010	$5,035	$457	$5,854
—	—	—	—	—	—	—
—	—	—	—	—	—	312
1	1	6	—	—	—	—
61	74	1,745	291	114	2	118
2,207	7,544	90,904	19,301	5,149	459	6,284

175	655	7,009	2,303	726	46	514
9	18	99	40	14	2	20
18	59	465	206	65	5	30
12	13	16	16	13	12	11
2	3	16	7	3	1	2
11	11	20	13	11	11	22
8	8	15	10	8	8	8
2	17	156	57	15	1	3
3	3	13	7	3	3	3
4	4	13	8	5	5	4
244	791	7,822	2,667	863	94	617
(55)	(101)	(551)	(249)	(98)	(41)	(83)
—	—	—	—	—	—	(1)
189	690	7,271	2,418	765	53	533
2,018	6,854	83,633	16,883	4,384	406	5,751

(622)	(1,127)	(33,310)	(9,831)	(945)	(31)	(188)
—	—	—	—	—	—	30
—	—	—	—	—	—	38
166	(22)	2,294	—	—	18	—
—	—	—	—	—	—	3
—	—	—	—	—	—	(21)

1,475	4,957	94,286	27,736	5,119	188	2,950
—	—	—	—	—	—	—
—	—	—	—	—	—	3
—	—	—	—	—	—	118
(35)	93	(1,092)	—	—	(7)	—
—	—	5	—	—	—	(1)
—	—	—	—	—	—	2
984	3,901	62,183	17,905	4,174	168	2,934
$3,002	$10,755	$145,816	$34,788	$8,558	$574	$8,685
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  7 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS continued

Amounts in thousands	Short Bond Fund	Tax-Advantaged Ultra-Short Fixed Income Fund	Tax-Exempt Fund	Ultra-Short Fixed Income Fund
INVESTMENT INCOME:
Interest income (Note 6)	$5,982 (1)	$47,273	$15,293	$43,141 (1)
Interest income from investments in affiliates (Note 9)	—	—	—	107
Dividend income from investments in affiliates (Note 9)	50	884	171	875
Income from affiliates (Note 6)	—	—	—	—
Total Investment Income	6,032	48,157	15,464	44,123
EXPENSES:
Management fees	486	3,233	1,599	2,034
Custody fees	13	96	29	62
Transfer agent fees	49	551	143	342
Blue sky fees	13	12	14	23
Printing fees	3	16	6	10
Audit fees	11	20	11	17
Legal fees	8	15	8	13
Shareholder servicing fees	1	12	44	33
Trustee fees and expenses	3	13	3	10
Other	4	14	5	13
Total Expenses	591	3,982	1,862	2,557
Less expenses reimbursed by investment adviser	(75)	(380)	(183)	(318)
Less custodian credits	—	(4)	(1)	(2)
Net Expenses	516	3,598	1,678	2,237
Net Investment Income	5,516	44,559	13,786	41,886
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	481	2,153	(7,583)	560
Futures contracts	(466)	—	—	—
Net changes in unrealized appreciation (depreciation) on:
Investments	1,355	6,505	14,357	2,030
Investments in affiliates	—	—	—	(16)
Futures contracts	36	—	—	—
Net Gains	1,406	8,658	6,774	2,574
Net Increase in Net Assets Resulting from Operations	$6,922	$53,217	$20,560	$44,460

(1)	Net of $1 and $20, respectively, in foreign withholding taxes.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 8 NORTHERN FUNDS SEMIANNUAL REPORT

For the Six Months Ended September 30, 2025 (UNAUDITED)

U.S. Government Fund	U.S. Government Money Market Fund	U.S. Government Select Money Market Fund

$582	$477,555	$95,081
—	—	—
2	—	—
—	837	792
584	478,392	95,873

56	36,224	7,253
3	791	164
6	2,085	418
12	33	20
2	56	11
11	75	20
8	58	15
—	—	—
3	88	15
4	70	19
105	39,480	7,935
(41)	(943)	(222)
—	—	—
64	38,537	7,713
520	439,855	88,160

(1)	138	14
38	—	—

161	—	—
—	—	—
(16)	—	—
182	138	14
$702	$439,993	$88,174
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  9 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Arizona Tax-Exempt Fund		Bond Index Fund		California Intermediate Tax-Exempt Fund
Amounts in thousands	Sep 30, 2025	Mar 31, 2025	Sep 30, 2025	Mar 31, 2025	Sep 30, 2025	Mar 31, 2025
OPERATIONS:
Net investment income (Note 6)	$910	$1,956	$44,544	$86,078	$3,260	$6,418
Net realized losses	(1,550)	(1,577)	(1,774)	(52,362)	(3,916)	(3,906)
Net change in unrealized appreciation (depreciation)	1,930	334	31,585	68,658	9,084	2,149
Net Increase in Net Assets Resulting from Operations	1,290	713	74,355	102,374	8,428	4,661
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Shares transactions	3,175	(10,008)	132,645	(228,908)	13,840	(26,140)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	3,175	(10,008)	132,645	(228,908)	13,840	(26,140)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	(910)	(1,956)	(44,753)	(86,616)	(3,261)	(6,425)
Total Distributions to Shares Shareholders	(910)	(1,956)	(44,753)	(86,616)	(3,261)	(6,425)
Total Increase (Decrease) in Net Assets	3,555	(11,251)	162,247	(213,150)	19,007	(27,904)
NET ASSETS:
Beginning of period	52,040	63,291	2,144,016	2,357,166	221,469	249,373
End of period	$55,595	$52,040	$2,306,263	$2,144,016	$240,476	$221,469
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 10 NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED September 30, 2025, (UNAUDITED) OR THE FISCAL YEAR ENDED March 31, 2025

California Tax-Exempt Fund		Core Bond Fund		Fixed Income Fund		High Yield Fixed Income Fund
Sep 30, 2025	Mar 31, 2025	Sep 30, 2025	Mar 31, 2025	Sep 30, 2025	Mar 31, 2025	Sep 30, 2025	Mar 31, 2025

$2,025	$4,650	$2,018	$3,926	$6,854	$14,773	$83,633	$186,775
(1,804)	(713)	(456)	(1,186)	(1,149)	(5,034)	(31,016)	(40,600)
2,828	(1,708)	1,440	1,699	5,050	7,058	93,199	46,437
3,049	2,229	3,002	4,439	10,755	16,797	145,816	192,612

(18,873)	(4,742)	(4,171)	4,170	(39,967)	(21,221)	(354,025)	(42,365)
(18,873)	(4,742)	(4,171)	4,170	(39,967)	(21,221)	(354,025)	(42,365)

(2,025)	(4,653)	(2,001)	(3,930)	(6,816)	(14,748)	(83,776)	(187,361)
(2,025)	(4,653)	(2,001)	(3,930)	(6,816)	(14,748)	(83,776)	(187,361)
(17,849)	(7,166)	(3,170)	4,679	(36,028)	(19,172)	(291,985)	(37,114)

143,387	150,553	96,385	91,706	328,357	347,529	2,633,055	2,670,169
$125,538	$143,387	$93,215	$96,385	$292,329	$328,357	$2,341,070	$2,633,055
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  11 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS continued

	Intermediate Tax-Exempt Fund		Limited Term Tax-Exempt Fund		Limited Term U.S. Government Fund
Amounts in thousands	Sep 30, 2025	Mar 31, 2025	Sep 30, 2025	Mar 31, 2025	Sep 30, 2025	Mar 31, 2025
OPERATIONS:
Net investment income (Note 6)	$16,883	$35,275	$4,384	$9,265	$406	$738
Net realized gains (losses)	(9,831)	(15,084)	(945)	(2,320)	(13)	(332)
Net change in unrealized appreciation (depreciation)	27,736	4,977	5,119	4,304	181	788
Net Increase in Net Assets Resulting from Operations	34,788	25,168	8,558	11,249	574	1,194
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Shares transactions	21,610	(194,477)	(18,969)	(80,244)	1,411	(6,418)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	21,610	(194,477)	(18,969)	(80,244)	1,411	(6,418)
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	(17,362)	(35,292)	(4,384)	(9,266)	(407)	(740)
Total Distributions to Shares Shareholders	(17,362)	(35,292)	(4,384)	(9,266)	(407)	(740)
Total Increase (Decrease) in Net Assets	39,036	(204,601)	(14,795)	(78,261)	1,578	(5,964)
NET ASSETS:
Beginning of period	1,056,990	1,261,591	351,101	429,362	23,491	29,455
End of period	$1,096,026	$1,056,990	$336,306	$351,101	$25,069	$23,491
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 12 NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED September 30, 2025, (UNAUDITED) OR THE FISCAL YEAR ENDED March 31, 2025

Multi-Manager High Yield Opportunity Fund		Short Bond Fund		Tax-Advantaged Ultra-Short Fixed Income Fund		Tax-Exempt Fund
Sep 30, 2025	Mar 31, 2025	Sep 30, 2025	Mar 31, 2025	Sep 30, 2025	Mar 31, 2025	Sep 30, 2025	Mar 31, 2025

$5,751	$12,778	$5,516	$11,295	$44,559	$87,425	$13,786	$26,750
(138)	743	15	104	2,153	(1,181)	(7,583)	(12,677)
3,072	(2,389)	1,391	3,433	6,505	11,798	14,357	(2,067)
8,685	11,132	6,922	14,832	53,217	98,042	20,560	12,006

(31,381)	(8,819)	(65,883)	17,779	353,089	236,891	(27,983)	29,347
(31,381)	(8,819)	(65,883)	17,779	353,089	236,891	(27,983)	29,347

(5,999)	(12,717)	(5,584)	(11,409)	(44,563)	(87,427)	(13,789)	(26,756)
(5,999)	(12,717)	(5,584)	(11,409)	(44,563)	(87,427)	(13,789)	(26,756)
(28,695)	(10,404)	(64,545)	21,202	361,743	247,506	(21,212)	14,597

179,207	189,611	292,953	271,751	2,753,285	2,505,779	770,691	756,094
$150,512	$179,207	$228,408	$292,953	$3,115,028	$2,753,285	$749,479	$770,691
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  13 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS continued

	Ultra-Short Fixed Income Fund		U.S. Government Fund		U.S. Government Money Market Fund
Amounts in thousands	Sep 30, 2025	Mar 31, 2025	Sep 30, 2025	Mar 31, 2025	Sep 30, 2025	Mar 31, 2025
OPERATIONS:
Net investment income (Note 6)	$41,886	$79,131	$520	$762	$439,855	$951,243
Net realized gains (losses)	560	1,294	37	(241)	138	808
Net change in unrealized appreciation	2,014	11,012	145	466	—	—
Net Increase in Net Assets Resulting from Operations	44,460	91,437	702	987	439,993	952,051
CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Shares transactions	102,975	26,938	1,667	2,445	(1,328,474)	1,774,718
Net increase (decrease) in net assets resulting from transactions (Siebert Williams Shank Shares)	(9,632)	5,235	—	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	93,343	32,173	1,667	2,445	(1,328,474)	1,774,718
DISTRIBUTIONS TO SHARES SHAREHOLDERS:
Distributable earnings	(40,988)	(78,013)	(520)	(762)	(439,854)	(951,306)
Total Distributions to Shares Shareholders	(40,988)	(78,013)	(520)	(762)	(439,854)	(951,306)
DISTRIBUTIONS TO SIEBERT WILLIAMS SHANK SHARES SHAREHOLDERS:
Distributable earnings	(856)	(1,745)	—	—	—	—
Total Distributions to Siebert Williams Shank Shares Shareholders	(856)	(1,745)	—	—	—	—
Total Increase (Decrease) in Net Assets	95,959	43,852	1,849	2,670	(1,328,335)	1,775,463
NET ASSETS:
Beginning of period	1,670,320	1,626,468	27,350	24,680	22,209,987	20,434,524
End of period	$1,766,279	$1,670,320	$29,199	$27,350	$20,881,652	$22,209,987
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 14 NORTHERN FUNDS SEMIANNUAL REPORT

FOR THE SIX MONTHS ENDED September 30, 2025, (UNAUDITED) OR THE FISCAL YEAR ENDED March 31, 2025

U.S. Government Select Money Market Fund
Sep 30, 2025	Mar 31, 2025

$88,160	$207,524
14	158
—	—
88,174	207,682

315,034	(105,182)
—	—
315,034	(105,182)

(88,159)	(207,524)
(88,159)	(207,524)

—	—
—	—
315,049	(105,024)

4,357,994	4,463,018
$4,673,043	$4,357,994
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  15 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS

Arizona Tax-Exempt Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$9.46	$9.67	$9.74	$10.13	$10.86	$10.77
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	0.32	0.32	0.30	0.23	0.25
Net realized and unrealized gains (losses)	0.06	(0.21)	(0.07)	(0.39)	(0.73)	0.09
Total from Investment Operations	0.22	0.11	0.25	(0.09)	(0.50)	0.34
LESS DISTRIBUTIONS PAID:
From net investment income	(0.16)	(0.32)	(0.32)	(0.30)	(0.23)	(0.25)
Total Distributions Paid	(0.16)	(0.32)	(0.32)	(0.30)	(0.23)	(0.25)
Net Asset Value, End of Period	$9.52	$9.46	$9.67	$9.74	$10.13	$10.86
Total Return(1)	2.41%	1.19%	2.62%	(0.82)%	(4.74)%	3.19%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$55,595	$52,040	$63,291	$77,678	$142,101	$168,504
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.47%(4)	0.47%(4)	0.47%(4)	0.46%	0.46%	0.46%
Expenses, before reimbursements and credits	0.71%	0.70%	0.66%	0.62%	0.60%	0.58%
Net investment income, net of reimbursements and credits(3)	3.49%(4)	3.38%(4)	3.29%(4)	3.03%	2.09%	2.29%
Net investment income, before reimbursements and credits	3.25%	3.15%	3.10%	2.87%	1.95%	2.17%
Portfolio Turnover Rate	19.19%	38.27%	5.51%	16.84%	32.67%	17.20%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $1,000, $5,000, $3,000, $5,000, $500 and $5,000, representing less than 0.01 percent of average net assets for the six months ended September 30, 2025 and for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(4)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 16 NORTHERN FUNDS SEMIANNUAL REPORT

Bond Index Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$9.22	$9.14	$9.31	$10.04	$10.75	$11.05
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.18	0.34	0.31	0.24	0.19	0.22
Net realized and unrealized gains (losses)	0.11	0.09	(0.17)	(0.72)	(0.63)	(0.17)
Total from Investment Operations	0.29	0.43	0.14	(0.48)	(0.44)	0.05
LESS DISTRIBUTIONS PAID:
From net investment income	(0.18)	(0.35)	(0.31)	(0.25)	(0.22)	(0.25)
From net realized gains	—	—	—	—	(0.05)	(0.10)
Total Distributions Paid	(0.18)	(0.35)	(0.31)	(0.25)	(0.27)	(0.35)
Net Asset Value, End of Period	$9.33	$9.22	$9.14	$9.31	$10.04	$10.75
Total Return(1)	3.22%	4.78%	1.60%	(4.77)%	(4.22)%	0.36%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,306,263	$2,144,016	$2,357,166	$2,181,197	$2,677,710	$3,252,218
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.07%(3)	0.07%(3)	0.07%(3)	0.11%(4)	0.15%(4)	0.15%(4)
Expenses, before reimbursements and credits	0.12%	0.12%	0.12%	0.15%	0.19%	0.19%
Net investment income, net of reimbursements and credits	3.95%(3)	3.79%(3)	3.37%(3)	2.53%(4)	1.77%(4)	1.91%(4)
Net investment income, before reimbursements and credits	3.90%	3.74%	3.32%	2.49%	1.73%	1.87%
Portfolio Turnover Rate	24.22%	43.36%	47.00%	45.33%	48.74%	75.38%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $27,000, $1,000 and $92,000, representing less than 0.01 percent of average net assets for the fiscal years ended March 31, 2023, 2022 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  17 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

California Intermediate Tax-Exempt Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$9.78	$9.85	$9.89	$10.17	$10.94	$10.74
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.14	0.26	0.26	0.23	0.21	0.24
Net realized and unrealized gains (losses)	0.21	(0.07)	(0.04)	(0.28)	(0.77)	0.22
Total from Investment Operations	0.35	0.19	0.22	(0.05)	(0.56)	0.46
LESS DISTRIBUTIONS PAID:
From net investment income	(0.14)	(0.26)	(0.26)	(0.23)	(0.21)	(0.24)
From net realized gains	—	—	—	—	—	(0.02)
Total Distributions Paid	(0.14)	(0.26)	(0.26)	(0.23)	(0.21)	(0.26)
Net Asset Value, End of Period	$9.99	$9.78	$9.85	$9.89	$10.17	$10.94
Total Return(1)	3.59%	1.98%	2.29%	(0.39)%	(5.20)%	4.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$240,476	$221,469	$249,373	$273,437	$483,410	$533,617
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.45%	0.45%(4)	0.45%(4)	0.45%	0.45%	0.45%
Expenses, before reimbursements and credits	0.52%	0.52%	0.52%	0.51%	0.51%	0.50%
Net investment income, net of reimbursements and credits(3)	2.79%	2.67%(4)	2.66%(4)	2.37%	1.95%	2.18%
Net investment income, before reimbursements and credits	2.72%	2.60%	2.59%	2.31%	1.89%	2.13%
Portfolio Turnover Rate	17.50%	37.65%	14.35%	4.49%	19.44%	16.87%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $5,000, $11,000, $19,000, $17,000, less than $1,000 and approximately $19,000, representing less than 0.01 percent of average net assets for the six months ended September 30, 2025 and for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and
2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(4)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 18 NORTHERN FUNDS SEMIANNUAL REPORT

California Tax-Exempt Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$10.36	$10.53	$10.52	$10.91	$11.80	$11.65
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	0.33	0.32	0.27	0.24	0.29
Net realized and unrealized gains (losses)	0.11	(0.17)	0.01	(0.39)	(0.85)	0.21
Total from Investment Operations	0.28	0.16	0.33	(0.12)	(0.61)	0.50
LESS DISTRIBUTIONS PAID:
From net investment income	(0.17)	(0.33)	(0.32)	(0.27)	(0.24)	(0.29)
From net realized gains	—	—	—	—	(0.04)	(0.06)
Total Distributions Paid	(0.17)	(0.33)	(0.32)	(0.27)	(0.28)	(0.35)
Net Asset Value, End of Period	$10.47	$10.36	$10.53	$10.52	$10.91	$11.80
Total Return(1)	2.72%	1.53%	3.25%	(1.02)%	(5.35)%	4.32%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$125,538	$143,387	$150,553	$162,392	$199,909	$218,042
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.46%(4)	0.46%(4)	0.46%(4)	0.45%	0.46%	0.45%
Expenses, before reimbursements and credits	0.57%	0.56%	0.55%	0.55%	0.55%	0.55%
Net investment income, net of reimbursements and credits(3)	3.24%(4)	3.14%(4)	3.09%(4)	2.60%	2.00%	2.46%
Net investment income, before reimbursements and credits	3.13%	3.04%	3.00%	2.50%	1.91%	2.36%
Portfolio Turnover Rate	13.98%	38.88%	20.78%	23.45%	30.33%	28.48%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $2,000, $6,000, $14,000, $13,000, less than $1,000 and approximately $9,000, representing less than 0.01 percent of average net assets for the six months ended September 30, 2025 and for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and
2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(4)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  19 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

Core Bond Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$8.93	$8.87	$9.06	$9.82	$10.43	$10.47
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	0.37	0.33	0.25	0.13	0.15
Net realized and unrealized gains (losses)	0.09	0.06	(0.18)	(0.74)	(0.56)	0.18
Total from Investment Operations	0.29	0.43	0.15	(0.49)	(0.43)	0.33
LESS DISTRIBUTIONS PAID:
From net investment income	(0.19)	(0.37)	(0.34)	(0.27)	(0.18)	(0.19)
From net realized gains	—	—	—	—	—	(0.18)
Total Distributions Paid	(0.19)	(0.37)	(0.34)	(0.27)	(0.18)	(0.37)
Net Asset Value, End of Period	$9.03	$8.93	$8.87	$9.06	$9.82	$10.43
Total Return(1)	3.34%	4.95%	1.77%	(4.92)%	(4.18)%	3.08%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$93,215	$96,385	$91,706	$112,206	$189,112	$253,092
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.41%(4)	0.41%(4)	0.41%(4)	0.41%	0.41%	0.40%
Expenses, before reimbursements and credits	0.53%	0.53%	0.51%	0.49%	0.47%	0.47%
Net investment income, net of reimbursements and credits(3)	4.38%(4)	4.17%(4)	3.78%(4)	2.84%	1.32%	1.26%
Net investment income, before reimbursements and credits	4.26%	4.05%	3.68%	2.76%	1.26%	1.19%
Portfolio Turnover Rate	51.62%	134.11%	78.68%	247.32%	319.16%	326.11%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $3,000, $8,000, $6,000, $6,000, $1,000 and $10,000, representing less than 0.01 percent of average net assets for the six months ended September 30, 2025 and for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(4)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 20 NORTHERN FUNDS SEMIANNUAL REPORT

Fixed Income Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$8.92	$8.86	$9.02	$9.84	$10.45	$10.18
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.20	0.38	0.34	0.28	0.20 (1)	0.19
Net realized and unrealized gains (losses)	0.14	0.06	(0.15)	(0.80)	(0.56)	0.38
Total from Investment Operations	0.34	0.44	0.19	(0.52)	(0.36)	0.57
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.20)	(0.38)	(0.35)	(0.30)	(0.25)	(0.24)
From net realized gains	—	—	—	—	—	(0.06)
Total Distributions Paid	(0.20)	(0.38)	(0.35)	(0.30)	(0.25)	(0.30)
Net Asset Value, End of Period	$9.06	$8.92	$8.86	$9.02	$9.84	$10.45
Total Return(3)	3.87%	5.14%	2.20%	(5.23)%	(3.58)%	5.63%(4)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$292,329	$328,357	$347,529	$481,875	$696,741	$822,261
Ratio to average net assets of:(5)
Expenses, net of reimbursements and credits(6)	0.45%(7)	0.45%(7)	0.45%(7)	0.45%	0.45%	0.45%
Expenses, before reimbursements and credits	0.52%	0.52%	0.51%	0.50%	0.49%	0.49%
Net investment income, net of reimbursements and credits(6)	4.50%(7)	4.36%(7)	3.82%(7)	3.17%	1.95%	1.83%
Net investment income, before reimbursements and credits	4.43%	4.29%	3.76%	3.12%	1.91%	1.79%
Portfolio Turnover Rate	44.32%	119.29%	81.39%	188.84%	248.30%	261.29%

(1)	The Northern Trust Company reimbursed the Fund less than $1,000. The reimbursements represent less than $0.01 per share. Without theses reimbursements, the total return would have been -3.59%.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	During the fiscal year ended March 31, 2021, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 5.62%.
(5)	Annualized for periods less than one year.
(6)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $4,000, $10,000, $13,000, $18,000, less than $1,000 and approximately $25,000, representing less than 0.01 percent of average net assets for the six months ended September 30, 2025 and for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and
2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(7)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  21 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

High Yield Fixed Income Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$5.99	$5.98	$5.75	$6.39	$6.78	$5.57
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.21	0.41	0.39	0.35	0.35 (1)	0.36
Net realized and unrealized gains (losses)	0.17	0.01	0.24	(0.62)	(0.38)	1.21
Total from Investment Operations	0.38	0.42	0.63	(0.27)	(0.03)	1.57
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.21)	(0.41)	(0.40)	(0.37)	(0.36)	(0.36)
Total Distributions Paid	(0.21)	(0.41)	(0.40)	(0.37)	(0.36)	(0.36)
Net Asset Value, End of Period	$6.16	$5.99	$5.98	$5.75	$6.39	$6.78
Total Return(3)	6.45%	7.21%	11.28%	(4.08)%	(0.61)%	28.40%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$2,341,070	$2,633,055	$2,670,169	$2,846,355	$3,879,135	$3,330,270
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits(5)	0.60%(6)	0.60%(6)	0.60%(6)	0.68%	0.78%	0.78%
Expenses, before reimbursements and credits	0.65%	0.65%	0.64%	0.72%	0.83%	0.83%
Net investment income, net of reimbursements and credits(5)	6.92%(6)	6.82%(6)	6.70%(6)	6.15%	5.17%	5.62%
Net investment income, before reimbursements and credits	6.87%	6.77%	6.66%	6.11%	5.12%	5.57%
Portfolio Turnover Rate	21.79%	45.13%	33.79%	20.68%	30.32%	54.82%

(1)	The Northern Trust Company reimbursed the Fund approximately $8,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund's total return.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.
(5)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $76,000, $148,000, $126,000, $186,000, $9,000 and $70,000, representing less than 0.01 percent of average net assets for the six months ended September 30, 2025 and for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and 2021, respectively.
Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(6)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 22 NORTHERN FUNDS SEMIANNUAL REPORT

Intermediate Tax-Exempt Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$9.70	$9.79	$9.85	$10.14	$10.83	$10.68
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.15	0.30	0.28	0.25	0.19	0.21
Net realized and unrealized gains (losses)	0.16	(0.09)	(0.06)	(0.29)	(0.65)	0.22
Total from Investment Operations	0.31	0.21	0.22	(0.04)	(0.46)	0.43
LESS DISTRIBUTIONS PAID:
From net investment income	(0.16)	(0.30)	(0.28)	(0.25)	(0.19)	(0.21)
From net realized gains	—	—	—	—	(0.04)	(0.07)
Total Distributions Paid	(0.16)	(0.30)	(0.28)	(0.25)	(0.23)	(0.28)
Net Asset Value, End of Period	$9.85	$9.70	$9.79	$9.85	$10.14	$10.83
Total Return(1)	3.21%	2.14%	2.29%	(0.29)%	(4.35)%	4.01%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,096,026	$1,056,990	$1,261,591	$1,535,752	$2,685,118	$3,073,366
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.45%(3)(4)	0.45%(3)(4)	0.45%(3)(4)	0.45%(4)	0.45%	0.45%(4)
Expenses, before reimbursements and credits	0.50%	0.50%	0.50%	0.49%	0.48%	0.48%
Net investment income, net of reimbursements and credits	3.16%(3)(4)	3.04%(3)(4)	2.88%(3)(4)	2.55%(4)	1.73%	1.90%(4)
Net investment income, before reimbursements and credits	3.11%	2.99%	2.83%	2.51%	1.70%	1.87%
Portfolio Turnover Rate	15.81%	37.09%	18.08%	16.89%	79.63%	82.72%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $16,000, $33,000, $64,000, $46,000 and $104,000, representing less than 0.01 percent of average net assets for the six months ended September 30, 2025 and for the fiscal years ended March 31, 2025, 2024, 2023 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  23 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

Limited Term Tax-Exempt Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$9.93	$9.88	$9.92	$9.93	$10.43	$10.35
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.13	0.24	0.21	0.16	0.09	0.12
Net realized and unrealized gains (losses)	0.13	0.05	(0.04)	(0.01)	(0.41)	0.24
Total from Investment Operations	0.26	0.29	0.17	0.15	(0.32)	0.36
LESS DISTRIBUTIONS PAID:
From net investment income	(0.13)	(0.24)	(0.21)	(0.16)	(0.09)	(0.12)
From net realized gains	—	—	—	—	(0.09)	(0.16)
Total Distributions Paid	(0.13)	(0.24)	(0.21)	(0.16)	(0.18)	(0.28)
Net Asset Value, End of Period	$10.06	$9.93	$9.88	$9.92	$9.93	$10.43
Total Return(1)	2.64%	2.98%	1.74%	1.59%	(3.08)%	3.47%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$336,306	$351,101	$429,362	$556,226	$726,540	$917,624
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.45%(3)	0.45%(3)(4)	0.45%(3)(4)	0.45%(3)	0.45%	0.45%(3)
Expenses, before reimbursements and credits	0.51%	0.51%	0.50%	0.50%	0.50%	0.50%
Net investment income, net of reimbursements and credits	2.60%(3)	2.43%(3)(4)	2.11%(3)(4)	1.66%(3)	0.87%	1.11%(3)
Net investment income, before reimbursements and credits	2.54%	2.37%	2.06%	1.61%	0.82%	1.06%
Portfolio Turnover Rate	11.95%	32.24%	16.10%	49.86%	94.18%	98.82%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $6,000, $15,000, $21,000, $30,000 and $46,000, representing less than 0.01 percent of average net assets for the six months ended September 30, 2025 and for the fiscal years ended March 31, 2025, 2024, 2023 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(4)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 24 NORTHERN FUNDS SEMIANNUAL REPORT

Limited Term U.S. Government Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$9.41	$9.22	$9.29	$9.55	$10.02	$10.06
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	0.28	0.26	0.20	0.01	0.01
Net realized and unrealized gains (losses)	0.07	0.19	(0.07)	(0.26)	(0.46)	(0.03)
Total from Investment Operations	0.23	0.47	0.19	(0.06)	(0.45)	(0.02)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.16)	(0.28)	(0.26)	(0.20)	(0.02)	(0.02)
Total Distributions Paid	(0.16)	(0.28)	(0.26)	(0.20)	(0.02)	(0.02)
Net Asset Value, End of Period	$9.48	$9.41	$9.22	$9.29	$9.55	$10.02
Total Return(1)	2.46%	5.21%	2.11%	(0.58)%	(4.43)%	(0.26)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$25,069	$23,491	$29,455	$54,473	$47,975	$63,809
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.44%(3)(4)	0.44%(3)(4)	0.42%(3)(4)	0.42%(4)	0.42%	0.41%(4)
Expenses, before reimbursements and credits	0.78%	0.73%	0.64%	0.58%	0.58%	0.54%
Net investment income, net of reimbursements and credits	3.38%(3)(4)	3.03%(3)(4)	2.83%(3)(4)	2.20%(4)	0.17%	0.02%(4)
Net investment income (loss), before reimbursements and credits	3.04%	2.74%	2.61%	2.04%	0.01%	(0.11)%
Portfolio Turnover Rate	35.92%	55.53%	46.49%	335.99%	411.02%	445.85%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of less than $1,000, $1,000, $1,000, and approximately $4,000 and $4,000, representing less than 0.01 percent of average net assets for the six months ended September 30, 2025 and for the fiscal years ended March 31, 2025, 2024, 2023 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  25 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

Multi-Manager High Yield Opportunity Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$8.36	$8.43	$8.21	$9.05	$9.41	$7.97
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.32	0.60	0.64	0.48	0.44 (1)	0.58
Net realized and unrealized gains (losses)	0.17	(0.08)	0.23	(0.84)	(0.33)	1.46
Total from Investment Operations	0.49	0.52	0.87	(0.36)	0.11	2.04
LESS DISTRIBUTIONS PAID:
From net investment income(2)	(0.33)	(0.59)	(0.65)	(0.48)	(0.47)	(0.60)
Total Distributions Paid	(0.33)	(0.59)	(0.65)	(0.48)	(0.47)	(0.60)
Net Asset Value, End of Period	$8.52	$8.36	$8.43	$8.21	$9.05	$9.41
Total Return(3)	5.80%	6.36%	11.11%	(3.80)%	1.06%	26.25%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$150,512	$179,207	$189,611	$214,736	$180,833	$174,617
Ratio to average net assets of:(4)
Expenses, net of reimbursements and credits(5)	0.68%(6)	0.68%(6)	0.74%(6)	0.85%	0.86%	0.85%
Expenses, before reimbursements and credits	0.78%	0.77%	0.83%	0.94%	0.95%	0.95%
Net investment income, net of reimbursements and credits(5)	7.27%(6)	7.01%(6)	7.76%(6)	5.80%	4.68%	6.27%
Net investment income, before reimbursements and credits	7.17%	6.92%	7.67%	5.71%	4.59%	6.17%
Portfolio Turnover Rate	23.90%	51.68%	44.77%	67.37%	64.94%	91.41%

(1)	The Northern Trust Company reimbursed the Fund approximately $1,000. The reimbursements represent less than $0.01 per share and had no effect on the Fund’s total return.
(2)	Distributions to shareholders from net investment income include amounts related to foreign currency transactions, which are treated as ordinary income for federal income tax purposes.
(3)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)	Annualized for periods less than one year.
(5)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $5,000, $14,000, $14,000, $16,000, less than $1,000 and approximately $7,000, representing less than
0.01 percent of average net assets for the six months ended September 30, 2025 and for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and
2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(6)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 26 NORTHERN FUNDS SEMIANNUAL REPORT

Short Bond Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$18.29	$18.06	$17.98	$18.30	$19.06	$18.59
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.40	0.72	0.57	0.33	0.20	0.32
Net realized and unrealized gains (losses)	0.11	0.24	0.10	(0.31)	(0.74)	0.49
Total from Investment Operations	0.51	0.96	0.67	0.02	(0.54)	0.81
LESS DISTRIBUTIONS PAID:
From net investment income	(0.40)	(0.73)	(0.59)	(0.34)	(0.22)	(0.34)
Total Distributions Paid	(0.40)	(0.73)	(0.59)	(0.34)	(0.22)	(0.34)
Net Asset Value, End of Period	$18.40	$18.29	$18.06	$17.98	$18.30	$19.06
Total Return(1)	2.83%	5.43%	3.78%	0.20%	(2.88)%	4.34%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$228,408	$292,953	$271,751	$339,725	$425,415	$437,099
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.40%(4)	0.40%(4)	0.40%(4)	0.40%	0.40%	0.40%
Expenses, before reimbursements and credits	0.46%	0.46%	0.45%	0.45%	0.45%	0.45%
Net investment income, net of reimbursements and credits(3)	4.32%(4)	4.00%(4)	3.18%(4)	1.86%	1.05%	1.64%
Net investment income, before reimbursements and credits	4.26%	3.94%	3.13%	1.81%	1.00%	1.59%
Portfolio Turnover Rate	60.40%	134.80%	78.89%	76.98%	45.52%	57.85%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $3,000, $15,000, $8,000, $16,000, $10,000 and $6,000, representing less than 0.01 percent of average net assets for the six months ended September 30, 2025 and for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and 2021, respectively.
Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(4)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  27 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

Tax-Advantaged Ultra-Short Fixed Income Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$10.18	$10.13	$10.01	$10.01	$10.21	$10.14
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	0.35	0.30	0.15	0.05	0.08
Net realized and unrealized gains (losses)	0.03	0.05	0.12	—	(0.19)	0.08
Total from Investment Operations	0.19	0.40	0.42	0.15	(0.14)	0.16
LESS DISTRIBUTIONS PAID:
From net investment income	(0.16)	(0.35)	(0.30)	(0.15)	(0.05)	(0.08)
From net realized gains	—	—	—	—	(0.01)	(0.01)
Total Distributions Paid	(0.16)	(0.35)	(0.30)	(0.15)	(0.06)	(0.09)
Net Asset Value, End of Period	$10.21	$10.18	$10.13	$10.01	$10.01	$10.21
Total Return(1)	1.87%	4.02%	4.23%	1.58%	(1.41)%	1.59%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$3,115,028	$2,753,285	$2,505,779	$2,379,867	$3,993,867	$4,861,104
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.25%(3)(4)	0.25%(3)(4)	0.25%(3)(4)	0.25%(4)	0.25%	0.25%(4)
Expenses, before reimbursements and credits	0.28%	0.28%	0.28%	0.28%	0.27%	0.27%
Net investment income, net of reimbursements and credits	3.11%(3)(4)	3.46%(3)(4)	2.96%(3)(4)	1.48%(4)	0.48%	0.74%(4)
Net investment income, before reimbursements and credits	3.08%	3.43%	2.93%	1.45%	0.46%	0.72%
Portfolio Turnover Rate	53.26%	52.69%	43.74%	43.43%	84.82%	79.08%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $48,000, $225,000, $215,000, $66,000 and $139,000, representing less than 0.01 percent of average net assets for the six months ended September 30, 2025, 0.01 percent of average net assets for the fiscal years ended March 31, 2025 and 2024 and less than
0.01 percent of average net assets for the fiscal years ended 2023 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 28 NORTHERN FUNDS SEMIANNUAL REPORT

Tax-Exempt Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$9.41	$9.58	$9.66	$10.19	$10.96	$10.76
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.17	0.33	0.34	0.31	0.21	0.24
Net realized and unrealized gains (losses)	0.09	(0.17)	(0.08)	(0.53)	(0.72)	0.24
Total from Investment Operations	0.26	0.16	0.26	(0.22)	(0.51)	0.48
LESS DISTRIBUTIONS PAID:
From net investment income	(0.17)	(0.33)	(0.34)	(0.31)	(0.21)	(0.24)
From net realized gains	—	—	—	—	(0.05)	(0.04)
Total Distributions Paid	(0.17)	(0.33)	(0.34)	(0.31)	(0.26)	(0.28)
Net Asset Value, End of Period	$9.50	$9.41	$9.58	$9.66	$10.19	$10.96
Total Return(1)	2.85%	1.71%	2.73%	(2.10)%	(4.76)%	4.46%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$749,479	$770,691	$756,094	$788,997	$1,661,137	$2,020,291
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.45%(3)(4)	0.45%(3)(4)	0.45%(3)(4)	0.45%(4)	0.45%	0.45%(4)
Expenses, before reimbursements and credits	0.50%	0.50%	0.50%	0.50%	0.49%	0.49%
Net investment income, net of reimbursements and credits	3.71%(3)(4)	3.49%(3)(4)	3.52%(3)(4)	3.15%(4)	1.93%	2.13%(4)
Net investment income, before reimbursements and credits	3.66%	3.44%	3.47%	3.10%	1.89%	2.09%
Portfolio Turnover Rate	18.38%	39.45%	31.74%	19.52%	86.00%	91.58%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investment of uninvested cash in affiliated money market funds of approximately $9,000, $40,000, $40,000, $26,000, and $118,000, representing less than 0.01 percent of average net assets for the six months ended September 30, 2025 and for the fiscal years ended March 31, 2025, 2024, 2023 and 0.02 percent of average net assets for the fiscal year ended 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  29 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

Ultra-Short Fixed Income Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$10.32	$10.25	$10.03	$10.08	$10.31	$10.10
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.25	0.49	0.42	0.21	0.06	0.11
Net realized and unrealized gains (losses)	0.01	0.08	0.23	(0.04)	(0.21)	0.23
Total from Investment Operations	0.26	0.57	0.65	0.17	(0.15)	0.34
LESS DISTRIBUTIONS PAID:
From net investment income	(0.24)	(0.50)	(0.43)	(0.22)	(0.06)	(0.11)
From net realized gains	—	—	—	—	(0.02)	(0.02)
Total Distributions Paid	(0.24)	(0.50)	(0.43)	(0.22)	(0.08)	(0.13)
Net Asset Value, End of Period	$10.34	$10.32	$10.25	$10.03	$10.08	$10.31
Total Return(1)	2.58%	5.67%	6.59%	1.77%	(1.44)%	3.29%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,737,759	$1,632,225	$1,593,840	$2,372,561	$3,179,581	$3,690,747
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits(3)	0.25%(4)	0.25%(4)	0.25%(4)	0.25%	0.25%	0.25%
Expenses, before reimbursements and credits	0.29%	0.29%	0.29%	0.28%	0.28%	0.28%
Net investment income, net of reimbursements and credits(3)	4.71%(4)	4.82%(4)	4.14%(4)	2.14%	0.55%	0.94%
Net investment income, before reimbursements and credits	4.67%	4.78%	4.10%	2.11%	0.52%	0.91%
Portfolio Turnover Rate	21.60%	64.34%	21.16%	25.09%	76.61%	73.99%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $46,000, $88,000, $133,000, $118,000, $7,000 and $142,000, representing less than 0.01 percent of average net assets for the six months ended September 30, 2025 and for the fiscal years ended March 31, 2025, 2024, 2023, 2022 and 2021, respectively.
Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(4)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 30 NORTHERN FUNDS SEMIANNUAL REPORT

Ultra-Short Fixed Income Fund	Siebert Williams Shank
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	PERIOD ENDED Mar 31, 2023(1)
Net Asset Value, Beginning of Period	$10.32	$10.25	$10.03	$9.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.24	0.49	0.43	0.15
Net realized and unrealized gains	0.02	0.08	0.22	0.06
Total from Investment Operations	0.26	0.57	0.65	0.21
LESS DISTRIBUTIONS PAID:
From net investment income	(0.24)	(0.50)	(0.43)	(0.16)
Total Distributions Paid	(0.24)	(0.50)	(0.43)	(0.16)
Net Asset Value, End of Period	$10.34	$10.32	$10.25	$10.03
Total Return(2)	2.58%	5.67%	6.59%	2.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$28,520	$38,095	$32,628	$30,610
Ratio to average net assets of:(3)
Expenses, net of reimbursements and credits(4)	0.25%(5)	0.25%(5)	0.25%(5)	0.25%
Expenses, before reimbursements and credits	0.28%	0.29%	0.28%	0.28%
Net investment income, net of reimbursements and credits(4)	4.71%(5)	4.82%(5)	4.19%(5)	2.94%(6)
Net investment income, before reimbursements and credits	4.68%	4.78%	4.16%	2.91%(6)
Portfolio Turnover Rate	21.60%	64.34%	21.16%	25.09%

(1)	For the period from September 13, 2022 (commencement of class operations) through March 31, 2023.
(2)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(3)	Annualized for periods less than one year.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled approximately $1,000, $2,000, $2,000 and less than $1,000, representing less than 0.01 percent of average net assets for the six months ended September 30, 2025 and for the fiscal years ended March 31, 2025, 2024 and for the period from September 13, 2022
(commencement of operations) through March 31, 2023, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

(5)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(6)
As the Fund commenced operations of Siebert Williams Shank shares on September 13, 2022, annualized net investment income may not be reflective of actual amounts the Fund might obtain in a full year of operation.

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  31 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. Government Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$8.83	$8.75	$8.87	$9.23	$9.71	$10.17
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.16	0.28	0.25	0.19	0.04	0.01
Net realized and unrealized gains (losses)	0.05	0.08	(0.11)	(0.35)	(0.47)	(0.16)
Total from Investment Operations	0.21	0.36	0.14	(0.16)	(0.43)	(0.15)
LESS DISTRIBUTIONS PAID:
From net investment income	(0.16)	(0.28)	(0.26)	(0.20)	(0.04)	(0.03)
From net realized gains	—	—	—	—	(0.01)	(0.28)
Total Distributions Paid	(0.16)	(0.28)	(0.26)	(0.20)	(0.05)	(0.31)
Net Asset Value, End of Period	$8.88	$8.83	$8.75	$8.87	$9.23	$9.71
Total Return(1)	2.35%	4.26%	1.60%	(1.72)%	(4.48)%	(1.58)%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$29,199	$27,350	$24,680	$48,751	$44,292	$53,343
Ratio to average net assets of:(2)
Expenses, net of reimbursements and credits	0.43%(3)(4)	0.45%(3)(4)	0.43%(3)(4)	0.42%(4)	0.43%	0.42%(4)
Expenses, before reimbursements and credits	0.71%	0.79%	0.63%	0.60%	0.61%	0.57%
Net investment income, net of reimbursements and credits	3.52%(3)(4)	3.27%(3)(4)	2.75%(3)(4)	2.25%(4)	0.36%	0.11%(4)
Net investment income (loss), before reimbursements and credits	3.24%	2.93%	2.55%	2.07%	0.18%	(0.04)%
Portfolio Turnover Rate	29.24%	60.41%	59.75%	344.21%	492.24%	517.52%

(1)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(2)	Annualized for periods less than one year.
(3)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
(4)
The net expenses and net investment income ratios include additional reimbursements of management fees incurred in connection with the investments in affiliated money market funds, which generally represent the investment of uninvested cash and, in certain cases, cash collateral received from securities lending activities. The reimbursements totaled less than $1,000, $1,000 and approximately $1,000, $5,000 and $2,000, representing less than 0.01 percent of average net assets for the six months ended September 30, 2025 and for the fiscal years ended March 31, 2025, 2024, 2023 and 2021, respectively. Subject to the contractual expense limitation and absent the additional reimbursements, net investment income and reimbursements would have been decreased and net expenses would have been increased by a corresponding amount.

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 32 NORTHERN FUNDS SEMIANNUAL REPORT

U.S. Government Money Market Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.05	0.05	0.02	— (1)	— (1)
Net realized and unrealized gains (losses)(2)	—	—	—	—	—	—
Total from Investment Operations	0.02	0.05	0.05	0.02	—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.05)	(0.05)	(0.02)	(— )(3)	(— )(3)
Total Distributions Paid	(0.02)	(0.05)	(0.05)	(0.02)	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	2.03%	4.72%(5)	5.07%(6)	2.26%(7)	0.01%(8)(9)	0.03%(10)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$20,881,652	$22,209,987	$20,434,524	$18,584,575	$20,213,443	$17,518,409
Ratio to average net assets of:(11)
Expenses, net of reimbursements and credits	0.35%	0.35%	0.35%	0.34%(12)	0.09%(12)	0.22%(12)
Expenses, before reimbursements and credits	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income, net of reimbursements and credits	4.01%	4.61%	4.95%	2.21%(12)	0.01%(12)	0.03%(12)
Net investment income (loss), before reimbursements and credits	4.00%	4.60%	4.94%	2.19%	(0.26)%	(0.11)%

(1)	Per share amounts from net investment income were less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.
(4)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)
During the fiscal year ended March 31, 2025, the Fund received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Fund’s total return, net investment income ratio and gross investment income ratio.

(6)
During the fiscal year ended March 31, 2024, the Fund received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Fund’s total return, net investment income ratio and gross investment income ratio.

(7)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $1,833,000. Total return excluding the voluntary reimbursement would have been 2.25%.
(8)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $47,814,000. Total return excluding the voluntary reimbursement would have been -0.25%.
(9)
During the fiscal year ended March 31, 2022, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 0.00% and the net investment income ratio and gross investment income ratio would have been 0.00% and -0.27%, respectively.

(10)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $22,397,000. Total return excluding the voluntary reimbursement would have been -0.10%.
(11)	Annualized for periods less than one year.
(12)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  33 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

FINANCIAL HIGHLIGHTS continued

U.S. Government Select Money Market Fund	Shares
Selected per share data	SIX MONTHS ENDED Sep 30, 2025 (UNAUDITED)	FISCAL YEAR ENDED Mar 31, 2025	FISCAL YEAR ENDED Mar 31, 2024	FISCAL YEAR ENDED Mar 31, 2023	FISCAL YEAR ENDED Mar 31, 2022	FISCAL YEAR ENDED Mar 31, 2021
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.02	0.05	0.05	0.02	— (1)	— (1)
Net realized and unrealized gains (losses)(2)	—	—	—	—	—	—
Total from Investment Operations	0.02	0.05	0.05	0.02	—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)	(0.05)	(0.05)	(0.02)	(— )(3)	(— )(3)
Total Distributions Paid	(0.02)	(0.05)	(0.05)	(0.02)	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	2.03%	4.72%(5)	5.10%(6)	2.29%(7)	0.25%(8)(9)	0.03%(10)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$4,673,043	$4,357,994	$4,463,018	$3,509,978	$3,727,339	$3,911,252
Ratio to average net assets of:(11)
Expenses, net of reimbursements and credits	0.35%	0.35%	0.35%	0.34%(12)	0.09%(12)	0.23%(12)
Expenses, before reimbursements and credits	0.36%	0.36%	0.36%	0.36%	0.36%	0.36%
Net investment income, net of reimbursements and credits	4.01%	4.63%	4.98%	2.24%(12)	0.23%(12)	0.02%(12)
Net investment income (loss), before reimbursements and credits	4.00%	4.62%	4.97%	2.22%	(0.04)%	(0.11)%

(1)	Per share amounts from net investment income were less than $0.01 per share.
(2)	Per share amounts from net realized and unrealized gains (losses) were less than $0.01 per share.
(3)	Per share amounts from distributions paid from net investment income were less than $0.01 per share.
(4)
Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)
During the fiscal year ended March 31, 2025, the Fund received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Fund’s total return, net investment income ratio and gross investment income ratio.

(6)
During the fiscal year ended March 31, 2024, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 5.07% and the net investment income ratio and gross investment income ratio would have been 4.95% and 4.94%, respectively.

(7)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $338,000. Total return excluding the voluntary reimbursement would have been 2.28%.
(8)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $9,653,000. Total return excluding the voluntary reimbursement would have been -0.01%.
(9)
During the fiscal year ended March 31, 2022, the Fund received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 0.00% and the net investment income ratio and gross investment income ratio would have been 0.00% and -0.27%, respectively.

(10)	Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Fund in the amount of approximately $4,729,000. Total return excluding the voluntary reimbursement would have been -0.10%.
(11)	Annualized for periods less than one year.
(12)	The impact on ratios to average net assets due to any custody credits is less than 0.005%.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 34 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

ARIZONA TAX-EXEMPT FUND	September 30, 2025 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 94.8%
Arizona – 92.5%
Arizona Board of Regents Revenue Bonds, Series A, Green Bonds,
5.00%, 7/1/43	$850	$893
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/36	495	509
Arizona Board of Regents University of Arizona System Revenue Refunding Bonds, Stimulus Plan For Economic (BAM Insured),
5.00%, 8/1/43	705	746
Arizona Board of Regents University System Revenue Refunding Bonds, Stimulus Plan For Economic,
3.13%, 8/1/39	430	380
Arizona Board of Regents University System Revenue Refunding Bonds, Stimulus Plan For Economic & Educational Development (BAM Insured),
5.00%, 8/1/41	750	809
Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,
4.00%, 7/1/41	500	446
Arizona State IDA National Charter Equitable School Revolving Loan Fund Revenue Bonds,
5.00%, 11/1/41	545	564
Arizona State University Sustainable Revenue Bonds, Series A,
5.00%, 7/1/36	795	840
Buckeye Arizona Excise TRB,
5.00%, 7/1/38	650	720
Bullhead City Excise TRB,
4.00%, 7/1/52	1,000	900
Chandler IDA IDR Bonds, Series 1 (AMT), Intel Corp. Project,
5.00%, 9/1/27(1) (2)	425	432
Gilbert Water Resource Municipal Property Corp. Utility System Revenue Bonds,
5.00%, 7/1/28	500	507
5.00%, 7/1/30	500	507
5.00%, 7/1/31	600	608
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.8%continued
Arizona – 92.5%continued
Glendale IDA Revenue Refunding Bonds, Midwestern University,
5.00%, 5/15/32	$500	$544
Glendale Senior Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/32	500	572
5.00%, 7/1/37	1,000	1,121
Goodyear McDowell Road Commercial Corridor Improvement District Special Assessment Refunding Bonds (BAM Insured),
3.35%, 1/1/28	785	798
Lake Havasu City Wastewater System Senior Lien Revenue G.O. Unlimited Refunding Bonds,
5.00%, 7/1/42	500	538
Maricopa County Arizona Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, School Improvement Project,
4.00%, 7/1/39	275	276
Maricopa County Buckeye Elementary School District No. 33 G.O. Unlimited Bonds, Series 2020, School Improvement Bonds Projects of 2015 & 2019 (AGM Insured),
4.00%, 7/1/36	305	311
Maricopa County Elementary School District No. 1 G.O. Unlimited Bonds, Series B, Project of 2022 (BAM Insured),
5.00%, 7/1/42	540	574
Maricopa County Elementary School District No. 28 Kyrene Elementary G.O. Unlimited Bonds, Series A, School Improvement Project of 2017,
5.00%, 7/1/32	250	265
Maricopa County Elementary School District No. 33 Buckeye G.O. Unlimited Bonds, Series B, School Improvement Project of 2015 (BAM Insured),
5.00%, 7/1/38	1,000	1,020
Maricopa County Elementary School District No. 66 Roosevelt Elementary G.O. Unlimited Bonds, Series C, Project of 2020 (AGM Insured),
5.00%, 7/1/30	275	305
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  35 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

ARIZONA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.8%continued
Arizona – 92.5%continued
Maricopa County Elementary School District No. 8 G.O. Unlimited Bonds, Series B, Osborn School Improvement Project of 2017 (AGM Insured),
5.00%, 7/1/35	$625	$651
Maricopa County IDA Education Revenue Bonds, Legacy Traditional Schools Project,
5.00%, 7/1/35	965	1,018
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/39	1,285	1,333
5.00%, 7/1/47	1,000	1,011
Maricopa County IDA Educational Revenue Refunding Bonds, Legacy Traditional School,
4.25%, 7/1/44	300	262
Maricopa County IDA Hospital Revenue Refunding Bonds, Series A, HonorHealth,
5.00%, 9/1/42	2,000	2,028
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
5.00%, 1/1/38	1,250	1,271
Maricopa County Special Health Care District G.O. Unlimited Bonds,
4.00%, 7/1/38	2,500	2,492
Maricopa County Tempe Elementary School District No. 3 G.O. Unlimited Bonds, Series A, Project of 2022,
5.00%, 7/1/36	725	825
Maricopa County Unified School District No. 41 Gilbert G.O. Unlimited Bonds, Series B, School Improvement Project of 2015,
5.00%, 7/1/28	525	547
Maricopa County Unified School District No. 69 Paradise Valley G.O. Unlimited Bonds, Series D, School Improvement Project of 2015,
5.00%, 7/1/27	1,000	1,046
Mesa Utility System Revenue Bonds,
3.00%, 7/1/44	500	388
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.8%continued
Arizona – 92.5%continued
Mesa Utility Systems Revenue Bonds,
5.00%, 7/1/44	$500	$525
Phoenix Civic Airport Improvement Corp. Revenue Refunding Bonds, Series B,
5.00%, 7/1/34	1,000	1,033
Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Refunding Bonds, Series A,
4.00%, 7/1/45	1,000	980
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds,
5.00%, 7/1/44	1,545	1,582
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Bonds, Series B (AMT),
3.25%, 7/1/49	1,330	995
Phoenix Civic Improvement Corp. Junior Lien Airport Revenue Refunding Bonds,
5.00%, 7/1/33	840	870
Phoenix Civic Improvement Corp. Wastewater System Junior Lien Revenue Bonds, Series A,
5.00%, 7/1/34	700	737
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Bonds, Series A,
5.00%, 7/1/44	2,000	2,068
Phoenix G.O. Unlimited Bonds, Series A,
5.00%, 7/1/41	750	820
5.00%, 7/1/47	750	793
Phoenix IDA Healthcare Facilities Revenue Bonds, Mayo Clinic,
4.00%, 11/15/57	1,000	881
Pima County IDA Revenue Refunding Bonds, Tucson Medical Center,
3.00%, 4/1/51	1,000	681
Pinal County Revenue Obligations Bonds (BAM Insured),
5.25%, 8/1/50	1,000	1,065
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 36 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.8%continued
Arizona – 92.5%continued
Pinal County Unified School District No. 20 G.O. Unlimited Bonds, Series A, Maricopa Project of 2024 (BAM Insured),
5.00%, 7/1/32	$150	$169
5.00%, 7/1/43	200	211
Queen Creek Excise Tax & State Shared Revenue Bonds,
4.00%, 8/1/45	1,250	1,193
5.00%, 8/1/54	1,000	1,040
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series A,
5.00%, 1/1/50	725	753
Salt River Project Agricultural Improvement & Power District Electric System Revenue Bonds, Series B,
5.25%, 1/1/53	600	638
Salt Verde Financial Corp. Senior Gas Revenue Bonds,
5.00%, 12/1/32	500	546
5.00%, 12/1/37	1,000	1,073
Scottsdale Municipal Property Corp. Excise Tax Revenue Refunding Bonds,
5.00%, 7/1/30	1,675	1,806
Sedona Excise TRB (AGM Insured),
5.00%, 7/1/41	100	106
Tempe Excise TRB,
5.00%, 7/1/38	500	559
Vistancia Community Facilities District G.O. Unlimited Refunding Bonds (BAM Insured),
4.00%, 7/15/26	450	455
Yavapai County Jail District Revenue Bonds (BAM Insured),
5.00%, 7/1/29	955	1,039
Yuma IDA Hospital Revenue Refunding Bonds, Yuma Regional Medical Center,
5.00%, 8/1/40	700	748
		51,423
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.8%continued
Ohio – 0.3%
Ohio State Housing Finance Agency Residential Mortgage Backed Sustainable Revenue Bonds (GNMA, FNMA, FHLMC Insured),
5.50%, 9/1/29	$160	$177
Virginia – 2.0%
Richmond G.O. Unlimited Refunding Bonds, Series B,
4.00%, 7/15/29	1,095	1,122
Total Municipal Bonds
(Cost $55,890)		52,722

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(3) (4)	674,087	$674
Total Investment Companies
(Cost $674)		674

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 3.0%
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series G, Atrium Health,
2.55%, 10/1/25(5)	$1,000	$1,000
Mesa Utility Systems Revenue Bonds (AG Insured),
5.00%, 7/1/26	640	652
Total Short-Term Investments
(Cost $1,653)		1,652

Total Investments – 99.0%
(Cost $58,217)		55,048
Other Assets less Liabilities – 1.0%		547
NET ASSETS – 100.0%		$55,595

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of September
30, 2025 is disclosed.

(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  37 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

ARIZONA TAX-EXEMPT FUND continued	September 30, 2025 (UNAUDITED)
(4)	7-day current yield as of September 30, 2025 is disclosed.
(5)
Variable or floating rate security. Rate is determined by a remarketing agent and, in the agent's judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds(1)	$—	$52,722	$—	$52,722
Investment Companies	674	—	—	674
Short-Term Investments	—	1,652	—	1,652
Total Investments	$674	$54,374	$—	$55,048

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 38 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

BOND INDEX FUND	September 30, 2025 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 0.4%
Auto Loan – 0.2%
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class B
5.84%, 7/18/29	$50	$51
AmeriCredit Automobile Receivables Trust, Series 2023-2, Class C
6.00%, 7/18/29	50	51
BMW Vehicle Lease Trust, Series 2025-1, Class A3
4.43%, 6/26/28	100	101
BMW Vehicle Owner Trust, Series 2025-A, Class A3
4.56%, 9/25/29	100	101
Capital One Prime Auto Receivables Trust, Series 2024-1, Class A3
4.62%, 7/16/29	100	101
CarMax Auto Owner Trust, Series 2023-4, Class A4
5.96%, 5/15/29	50	52
CarMax Auto Owner Trust, Series 2024-2, Class B
5.69%, 11/15/29	100	103
CarMax Auto Owner Trust, Series 2024-4, Class A3
4.60%, 10/15/29	50	50
Carmax Auto Owner Trust, Series 2025-2, Class A3
4.48%, 3/15/30	100	101
Carvana Auto Receivables Trust, Series 2024-P3, Class A4
4.31%, 9/10/30	25	25
Carvana Auto Receivables Trust, Series 2025-P3, Class A3
4.04%, 11/11/30	100	100
Drive Auto Receivables Trust, Series 2024-2, Class B
4.52%, 7/16/29	25	25
Drive Auto Receivables Trust, Series 2024-2, Class C
4.67%, 5/17/32	25	25
Drive Auto Receivables Trust, Series 2025-1, Class B
4.79%, 9/15/32	25	25
Drive Auto Receivables Trust, Series 2025-1, Class C
4.99%, 9/15/32	25	25
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Auto Loan – 0.2%continued
Drive Auto Receivables Trust, Series 2025-1, Class D
5.41%, 9/15/32	$25	$25
Drive Auto Receivables Trust, Series 2025-2, Class B
4.14%, 9/15/32	25	25
Drive Auto Receivables Trust, Series 2025-2, Class C
4.39%, 9/15/32	25	25
Drive Auto Receivables Trust, Series 2025-2, Class D
4.90%, 12/15/32	25	25
Exeter Automobile Receivables Trust, Series 2024-2A, Class D
5.92%, 2/15/30	50	51
Exeter Automobile Receivables Trust, Series 2024-3A, Class C
5.70%, 7/16/29	50	51
Exeter Automobile Receivables Trust, Series 2024-4A, Class D
5.81%, 12/16/30	50	51
Exeter Automobile Receivables Trust, Series 2025-3A, Class B
4.86%, 2/15/30	50	51
Exeter Automobile Receivables Trust, Series 2025-3A, Class C
5.09%, 10/15/31	25	25
Exeter Automobile Receivables Trust, Series 2025-3A, Class D
5.57%, 10/15/31	25	25
Ford Credit Auto Lease Trust, Series 2025-A, Class A3
4.72%, 6/15/28	100	101
Ford Credit Auto Owner Trust, Series 2022-C, Class B
5.03%, 2/15/28	25	25
Ford Credit Auto Owner Trust, Series 2022-C, Class C
5.22%, 3/15/30	25	25
Ford Credit Auto Owner Trust, Series 2024-A, Class A4
5.01%, 9/15/29	100	102
Ford Credit Auto Owner Trust, Series 2024-C, Class A3
4.07%, 7/15/29	100	100
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  39 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Auto Loan – 0.2%continued
Ford Credit Auto Owner Trust, Series 2024-C, Class B
4.40%, 8/15/30	$25	$25
Ford Credit Auto Owner Trust, Series 2025-A, Class A3
4.45%, 10/15/29	50	51
Ford Credit Auto Owner Trust, Series 2025-B, Class A3
3.91%, 4/15/30	100	100
Ford Credit Auto Owner Trust, Series 2025-B, Class A4
3.95%, 7/15/31	100	100
GM Financial Automobile Leasing Trust, Series 2025-1, Class A3
4.66%, 2/21/28	50	50
GM Financial Automobile Leasing Trust, Series 2025-2, Class A3
4.58%, 5/22/28	50	50
GM Financial Automobile Leasing Trust, Series 2025-3, Class A4
4.20%, 8/20/29	50	50
GM Financial Consumer Automobile Receivables Trust, Series 2024-4, Class A3
4.40%, 8/16/29	100	101
GM Financial Consumer Automobile Receivables Trust, Series 2025-1, Class A3
4.62%, 12/17/29	100	101
GM Financial Consumer Automobile Receivables Trust, Series 2025-2, Class A3
4.28%, 4/16/30	100	101
Harley-Davidson Motorcycle Trust, Series 2024-B, Class A3
4.31%, 7/16/29	50	50
Honda Auto Receivables Owner Trust, Series 2024-1, Class A4
5.17%, 5/15/30	50	51
Honda Auto Receivables Owner Trust, Series 2024-3, Class A3
4.57%, 3/21/29	100	101
Honda Auto Receivables Owner Trust, Series 2024-4, Class A3
4.33%, 5/15/29	100	101
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Auto Loan – 0.2%continued
Honda Auto Receivables Owner Trust, Series 2025-1, Class A3
4.57%, 9/21/29	$100	$101
Honda Auto Receivables Owner Trust, Series 2025-2, Class A3
4.15%, 10/15/29	100	100
Honda Auto Receivables Owner Trust, Series 2025-3, Class A3
4.04%, 2/21/30	75	75
Hyundai Auto Receivables Trust, Series 2024-B, Class A3
4.84%, 3/15/29	50	51
Hyundai Auto Receivables Trust, Series 2025-A, Class A3
4.32%, 10/15/29	100	101
Hyundai Auto Receivables Trust, Series 2025-B, Class A3
4.36%, 12/17/29	100	101
Hyundai Auto Receivables Trust, Series 2025-C, Class A3
3.88%, 4/15/30	100	100
Hyundai Auto Receivables Trust, Series 2025-C, Class A4
3.89%, 1/15/32	50	50
Mercedes-Benz Auto Lease Trust, Series 2025-A, Class A3
4.61%, 4/16/29	50	51
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A3
4.78%, 12/17/29	50	51
Nissan Auto Lease Trust, Series 2024-B, Class A3
4.92%, 11/15/27	100	101
Nissan Auto Receivables Owner Trust, Series 2025-A, Class A3
4.49%, 12/17/29	150	152
Santander Drive Auto Receivables Trust, Series 2023-4, Class C
6.04%, 12/15/31	50	51
Santander Drive Auto Receivables Trust, Series 2024-1, Class C
5.45%, 3/15/30	50	51
Santander Drive Auto Receivables Trust, Series 2024-2, Class C
5.84%, 6/17/30	50	51
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 40 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Auto Loan – 0.2%continued
Santander Drive Auto Receivables Trust, Series 2024-2, Class D
6.28%, 8/15/31	$25	$26
Santander Drive Auto Receivables Trust, Series 2024-4, Class B
4.93%, 9/17/29	50	50
Santander Drive Auto Receivables Trust, Series 2024-5, Class B
4.63%, 8/15/29	25	25
Santander Drive Auto Receivables Trust, Series 2024-5, Class C
4.78%, 1/15/31	25	25
Santander Drive Auto Receivables Trust, Series 2024-5, Class D
5.14%, 2/17/32	25	25
Toyota Auto Receivables Owner Trust, Series 2024-B, Class A3
5.33%, 1/16/29	100	102
Toyota Auto Receivables Owner Trust, Series 2024-C, Class A4
4.83%, 11/15/29	100	102
Toyota Auto Receivables Owner Trust, Series 2024-D, Class A3
4.40%, 6/15/29	50	50
Volkswagen Auto Lease Trust, Series 2025-A, Class A3
4.50%, 6/20/28	50	51
Volkswagen Auto Lease Trust, Series 2025-B, Class A3
4.01%, 1/22/29	50	50
Volkswagen Auto Loan Enhanced Trust, Series 2025-1, Class A3
4.50%, 8/20/29	50	51
World Omni Auto Receivables Trust, Series 2022-C, Class A4
3.68%, 9/15/28	100	100
World Omni Auto Receivables Trust, Series 2024-C, Class A3
4.43%, 12/17/29	50	50
World Omni Auto Receivables Trust, Series 2025-A, Class A4
4.86%, 11/15/30	225	229
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Auto Loan – 0.2%continued
World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A3
4.42%, 4/17/28	$50	$50
		4,848
Credit Card – 0.2%
American Express Credit Account Master Trust, Series 2023-2, Class A
4.80%, 5/15/30	100	102
American Express Credit Account Master Trust, Series 2023-4, Class A
5.15%, 9/15/30	100	103
American Express Credit Account Master Trust, Series 2024-2, Class A
5.24%, 4/15/31	100	104
American Express Credit Account Master Trust, Series 2024-3, Class A
4.65%, 7/15/29	100	101
American Express Credit Account Master Trust, Series 2025-1, Class A
4.56%, 12/17/29	100	102
American Express Credit Account Master Trust, Series 2025-2, Class A
4.28%, 4/15/30	200	202
American Express Credit Account Master Trust, Series 2025-3, Class A
4.51%, 4/15/32	100	102
American Express Credit Account Master Trust, Series 2025-4, Class A
4.30%, 7/15/30	200	202
American Express Credit Account Master Trust, Series 2025-5, Class A
4.51%, 7/15/32	100	102
BA Credit Card Trust, Series 2023-A2, Class A2
4.98%, 11/15/28	100	101
BA Credit Card Trust, Series 2024-A1, Class A
4.93%, 5/15/29	125	127
BA Credit Card Trust, Series 2025-A1, Class A
4.31%, 5/15/30	100	101
Capital One Multi-Asset Execution Trust, Series 2021-A2, Class A2
1.39%, 7/15/30	150	140
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  41 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Credit Card – 0.2%continued
Capital One Multi-Asset Execution Trust, Series 2024-A1, Class A
3.92%, 9/15/29	$75	$75
Capital One Multi-Asset Execution Trust, Series 2025-A1, Class A
3.82%, 9/16/30	75	75
Chase Issuance Trust, Series 2023-A2, Class A
5.08%, 9/15/30	100	103
Chase Issuance Trust, Series 2024-A1, Class A
4.60%, 1/15/29	100	101
Chase Issuance Trust, Series 2024-A2, Class A
4.63%, 1/15/31	100	102
Chase Issuance Trust, Series 2025-A1, Class A
4.16%, 7/15/30	100	101
Citibank Credit Card Issuance Trust, Series 2007-A3, Class A3
6.15%, 6/15/39	50	55
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7
3.96%, 10/13/30	100	100
Citibank Credit Card Issuance Trust, Series 2025-A2, Class A
4.49%, 6/21/32	100	102
First National Master Note Trust, Series 2024-1, Class A
5.34%, 5/15/30	100	102
First National Master Note Trust, Series 2025-1, Class A
4.85%, 2/15/30	100	102
Synchrony Card Funding LLC, Series 2023-A2, Class A
5.74%, 10/15/29	100	102
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	100	102
Synchrony Card Funding LLC, Series 2024-A2, Class A
4.93%, 7/15/30	100	102
Synchrony Card Funding LLC, Series 2025-A2, Class A
4.49%, 5/15/31	100	101
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Credit Card – 0.2%continued
Synchrony Card Issuance Trust, Series 2025-A1, Class A
4.78%, 2/15/31	$75	$76
WF Card Issuance Trust, Series 2024-A1, Class A
4.94%, 2/15/29	100	102
WF Card Issuance Trust, Series 2024-A2, Class A
4.29%, 10/15/29	100	101
WF Card Issuance Trust, Series 2025-A1, Class A
4.34%, 5/15/30	100	101
World Financial Network Credit Card Master Note Trust, Series 2024-B, Class A
4.62%, 5/15/31	100	101
World Financial Network Credit Card Master Trust, Series 2024-A, Class A
5.47%, 2/15/31	100	102
		3,597
Other – 0.0%
CNH Equipment Trust, Series 2024-C, Class A3
4.03%, 1/15/30	50	50
Ford Credit Floorplan Master Owner Trust A, Series 2025-1, Class A1
4.63%, 4/15/30	100	101
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A
4.06%, 11/15/30	100	100
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	50	51
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 6/15/29	50	50
John Deere Owner Trust, Series 2025-A, Class A3
4.23%, 9/17/29	100	101
John Deere Owner Trust, Series 2025-B, Class A3
4.17%, 12/17/29	50	50
PSNH Funding LLC 3, Series 2018-1, Class A3
3.81%, 2/1/35	100	98
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 42 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 0.4%continued
Other – 0.0%continued
Verizon Master Trust, Series 2023-7, Class A1A
5.67%, 11/20/29	$100	$102
Verizon Master Trust, Series 2024-3, Class A1A
5.34%, 4/22/30	100	102
Verizon Master Trust, Series 2024-6, Class A1A
4.17%, 8/20/30	100	101
Verizon Master Trust, Series 2024-8, Class A1A
4.62%, 11/20/30	100	101
Verizon Master Trust, Series 2025-1, Class A
4.71%, 1/21/31	100	102
Verizon Master Trust, Series 2025-3, Class A1A
4.51%, 3/20/30	50	50
Verizon Master Trust, Series 2025-5, Class A1A
4.40%, 6/20/31	100	101
		1,260
Total Asset-Backed Securities
(Cost $9,617)		9,705

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.8%
Non Agency – 0.8%
BANK, Series 2017-BNK7, Class A5
3.44%, 9/15/60	250	246
BANK, Series 2017-BNK9, Class A4
3.54%, 11/15/54	250	245
BANK, Series 2018-BN10, Class A5
3.69%, 2/15/61	200	197
BANK, Series 2018-BN11, Class A3
4.05%, 3/15/61	200	199
BANK, Series 2018-BN12, Class A4
4.26%, 5/15/61	300	299
BANK, Series 2018-BN13, Class A5
4.22%, 8/15/61	100	100
BANK, Series 2018-BN14, Class A4
4.23%, 9/15/60	200	199
BANK, Series 2018-BN15, Class A4
4.41%, 11/15/61	300	300
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%continued
Non Agency – 0.8%continued
BANK, Series 2019-BN18, Class A3
3.33%, 5/15/62	$200	$193
BANK, Series 2019-BN19, Class A3
3.18%, 8/15/61	300	283
BANK, Series 2020-BN28, Class A4
1.84%, 3/15/63	500	443
BANK, Series 2021-BN31, Class A4
2.04%, 2/15/54	200	176
BANK, Series 2021-BN37, Class A5
2.62%, 11/15/64	200	178
BANK, Series 2021-BN38, Class A5
2.52%, 12/15/64	300	264
BANK, Series 2022-BNK42, Class A5
4.49%, 6/15/55	200	196
BANK, Series 2022-BNK44, Class A5
5.74%, 11/15/55(1)	500	529
BANK, Series 2024-BNK47, Class A5
5.72%, 6/15/57	200	213
BANK, Series 2024-BNK48, Class A5
5.05%, 10/15/57	200	203
BANK, Series 2025-BNK49, Class A5
5.62%, 3/15/58	200	212
Barclays Commercial Mortgage Trust, Series 2019-C3, Class A4
3.58%, 5/15/52	200	195
Barclays Commercial Mortgage Trust, Series 2019-C5, Class C
3.71%, 11/15/52	150	133
BBCMS Mortgage Trust, Series 2018-C2, Class A5
4.31%, 12/15/51	150	150
BBCMS Mortgage Trust, Series 2024-5C27, Class A3
6.01%, 7/15/57	500	526
BBCMS Mortgage Trust, Series 2024-C30, Class A5
5.53%, 11/15/57	200	211
BBCMS Mortgage Trust, Series 2025-C35, Class A5
5.59%, 7/15/58	250	264
Benchmark Mortgage Trust, Series 2018-B2, Class A5
3.88%, 2/15/51	150	148
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  43 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%continued
Non Agency – 0.8%continued
Benchmark Mortgage Trust, Series 2018-B3, Class A5
4.03%, 4/10/51	$100	$99
Benchmark Mortgage Trust, Series 2018-B5, Class A4
4.21%, 7/15/51	200	199
Benchmark Mortgage Trust, Series 2018-B6, Class B
4.59%, 10/10/51(1)	125	118
Benchmark Mortgage Trust, Series 2018-B8, Class A5
4.23%, 1/15/52	100	99
Benchmark Mortgage Trust, Series 2020-B16, Class A5
2.73%, 2/15/53	200	186
Benchmark Mortgage Trust, Series 2020-B18, Class A5
1.93%, 7/15/53	500	441
Benchmark Mortgage Trust, Series 2020-IG1, Class A3
2.69%, 9/15/43	100	87
Benchmark Mortgage Trust, Series 2021-B23, Class A5
2.07%, 2/15/54	200	175
BenchmarkMortgage Trust, Series 2021-B26, Class A5
2.61%, 6/15/54	200	179
BMO Mortgage Trust, Series 2024-C10, Class A5
5.48%, 11/15/57	200	209
CD Mortgage Trust, Series 2017-CD5, Class A4
3.43%, 8/15/50	250	246
CD Mortgage Trust, Series 2017-CD6, Class A5
3.46%, 11/13/50	200	196
CD Mortgage Trust, Series 2018-CD7, Class A4
4.28%, 8/15/51	200	198
CD Mortgage Trust, Series 2019-CD8, Class A4
2.91%, 8/15/57	150	139
CGMS Commercial Mortgage Trust, Series 2017-B1, Class A4
3.46%, 8/15/50	250	246
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%continued
Non Agency – 0.8%continued
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A4
3.47%, 9/15/50	$250	$243
Citigroup Commercial Mortgage Trust, Series 2018-B2, Class A4
4.01%, 3/10/51	100	99
Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A4
4.23%, 6/10/51	200	199
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A4
4.41%, 11/10/51	200	199
Commercial Mortgage Trust, Series 2018-COR3, Class A3
4.23%, 5/10/51	200	197
Commercial Mortgage Trust, Series 2019-GC44, Class C
3.51%, 8/15/57(1)	150	123
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A4
4.42%, 11/15/51	300	298
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5
4.03%, 4/15/51	175	174
DBJPM Mortgage Trust, Series 2020-C9, Class A5
1.93%, 8/15/53	100	89
GS Mortgage Securities Trust, Series 2017-GS7, Class A4
3.43%, 8/10/50	250	245
GS Mortgage Securities Trust, Series 2017-GS8, Class A4
3.47%, 11/10/50	200	196
GS Mortgage Securities Trust, Series 2018-GS9, Class A4
3.99%, 3/10/51	150	149
GS Mortgage Securities Trust, Series 2019-GC40, Class A4
3.16%, 7/10/52	150	142
GS Mortgage Securities Trust, Series 2020-GC45, Class A5
2.91%, 2/13/53	300	281
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2017-JP7, Class A5
3.45%, 9/15/50	100	98
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 44 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%continued
Non Agency – 0.8%continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4
3.39%, 6/13/52	$200	$189
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5
3.41%, 10/15/50	200	196
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-C35, Class A5
5.63%, 8/15/58	500	531
Morgan Stanley Capital I Trust, Series 2018-H4, Class A4
4.31%, 12/15/51	100	99
Morgan Stanley Capital I Trust, Series 2018-L1, Class A4
4.41%, 10/15/51	200	200
Morgan Stanley Capital I Trust, Series 2019-H7, Class A4
3.26%, 7/15/52	250	240
Morgan Stanley Capital I Trust, Series 2020-HR8, Class A4
2.04%, 7/15/53	500	448
Morgan Stanley Capital I, Series 2017-HR2, Class A4
3.59%, 12/15/50	200	197
MSWF Commercial Mortgage Trust, Series 2023-1, Class A5
5.75%, 5/15/56	250	265
UBS Commercial Mortgage Trust, Series 2017-C2, Class B
3.99%, 8/15/50	100	97
UBS Commercial Mortgage Trust, Series 2017-C3, Class A4
3.43%, 8/15/50	175	171
UBS Commercial Mortgage Trust, Series 2017-C6, Class A5
3.58%, 12/15/50	100	98
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4
3.68%, 12/15/50	150	148
UBS Commercial Mortgage Trust, Series 2018-C10, Class A4
4.31%, 5/15/51	200	199
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%continued
Non Agency – 0.8%continued
UBS Commercial Mortgage Trust, Series 2018-C11, Class A5
4.24%, 6/15/51	$150	$149
UBS Commercial Mortgage Trust, Series 2018-C13, Class A4
4.33%, 10/15/51	200	198
UBS Commercial Mortgage Trust, Series 2018-C14, Class A4
4.45%, 12/15/51	100	100
UBS Commercial Mortgage Trust, Series 2018-C8, Class A4
3.98%, 2/15/51	150	148
UBS Commercial Mortgage Trust, Series 2018-C9, Class A4
4.12%, 3/15/51	100	98
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5
3.42%, 9/15/50	250	244
Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A4
3.58%, 10/15/50	100	99
Wells Fargo Commercial Mortgage Trust, Series 2017-C41, Class A4
3.47%, 11/15/50	200	196
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class A4
3.59%, 12/15/50	100	98
Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class A4
4.01%, 3/15/51	150	149
Wells Fargo Commercial Mortgage Trust, Series 2018-C48, Class A5
4.30%, 1/15/52	100	100
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A5
3.73%, 5/15/52	200	194
Wells Fargo Commercial Mortgage Trust, Series 2020-C55, Class A5
2.73%, 2/15/53	100	93
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A5
2.45%, 6/15/53	500	461
Wells Fargo Commercial Mortgage Trust, Series 2025-5C3, Class A3
6.10%, 1/15/58	250	265
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  45 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.8%continued
Non Agency – 0.8%continued
Wells Fargo Commercial Mortgage Trust, Series 2025-5C5, Class A3
5.59%, 7/15/58	$200	$209
		17,730
Total Commercial Mortgage-Backed Securities
(Cost $18,249)		17,730

CORPORATE BONDS – 20.5%
Advertising & Marketing – 0.0%
AppLovin Corp.,
5.13%, 12/1/29	500	512
Interpublic Group of (The) Cos., Inc.,
4.75%, 3/30/30	300	301
		813
Aerospace & Defense – 0.6%
Boeing (The) Co.,
2.70%, 2/1/27	219	215
6.26%, 5/1/27	2,500	2,572
3.25%, 2/1/28	1,366	1,334
3.25%, 3/1/28	55	54
3.20%, 3/1/29	159	153
2.95%, 2/1/30	250	235
5.15%, 5/1/30	43	44
6.13%, 2/15/33	135	145
6.63%, 2/15/38	100	111
5.71%, 5/1/40	200	204
5.81%, 5/1/50	1,060	1,059
GE Capital Funding LLC,
4.55%, 5/15/32	700	708
General Dynamics Corp.,
2.63%, 11/15/27	104	101
3.75%, 5/15/28	246	246
4.25%, 4/1/40	100	91
2.85%, 6/1/41	160	120
HEICO Corp.,
5.35%, 8/1/33	150	156
Howmet Aerospace, Inc.,
3.00%, 1/15/29	200	193
Huntington Ingalls Industries, Inc.,
2.04%, 8/16/28	200	188
L3Harris Technologies, Inc.,
5.40%, 1/15/27	1,000	1,016
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Aerospace & Defense – 0.6%continued
4.40%, 6/15/28	$449	$452
5.50%, 8/15/54	100	99
Lockheed Martin Corp.,
5.25%, 1/15/33	1,200	1,262
3.60%, 3/1/35	135	125
4.07%, 12/15/42	168	145
3.80%, 3/1/45	230	188
4.09%, 9/15/52	20	16
5.20%, 2/15/64	200	189
Northrop Grumman Corp.,
3.25%, 1/15/28	500	492
5.05%, 11/15/40	250	245
4.75%, 6/1/43	250	231
3.85%, 4/15/45	8	7
4.03%, 10/15/47	252	205
Precision Castparts Corp.,
4.38%, 6/15/45	100	88
RTX Corp.,
1.90%, 9/1/31	71	62
2.38%, 3/15/32	68	60
4.50%, 6/1/42	250	226
4.80%, 12/15/43	400	371
3.75%, 11/1/46	750	587
6.40%, 3/15/54	300	336
Textron, Inc.,
2.45%, 3/15/31	250	225
		14,556
Apparel & Textile Products – 0.0%
NIKE, Inc.,
2.85%, 3/27/30	750	712
3.25%, 3/27/40	75	61
Ralph Lauren Corp.,
2.95%, 6/15/30	100	95
		868
Asset Management – 0.3%
Apollo Global Management, Inc.,
6.38%, 11/15/33	200	221
Ares Capital Corp.,
5.95%, 7/15/29	300	310
Ares Management Corp.,
6.38%, 11/10/28	100	106
Ares Strategic Income Fund,
6.20%, 3/21/32	150	155
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 46 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Asset Management – 0.3%continued
Barings BDC, Inc.,
3.30%, 11/23/26	$200	$196
BlackRock Funding, Inc.,
4.70%, 3/14/29	500	511
4.90%, 1/8/35	200	205
Blackrock, Inc.,
1.90%, 1/28/31 †	720	642
Blackstone Private Credit Fund,
3.25%, 3/15/27	300	294
6.00%, 1/29/32	200	206
6.00%, 11/22/34 †	200	205
Blackstone Secured Lending Fund,
5.30%, 6/30/30	200	201
Blue Owl Capital Corp.,
5.95%, 3/15/29	400	408
Blue Owl Capital Corp. II,
8.45%, 11/15/26	100	104
Blue Owl Credit Income Corp.,
7.75%, 9/16/27	200	210
5.80%, 3/15/30	400	406
Blue Owl Finance LLC,
4.13%, 10/7/51	200	146
Blue Owl Technology Finance Corp.,
6.10%, 3/15/28 (2)	200	203
6.75%, 4/4/29	100	103
Charles Schwab (The) Corp.,
(Variable, U.S. SOFR + 2.21%), 5.64%, 5/19/29 (3)	400	415
(Variable, U.S. SOFR + 2.50%), 5.85%, 5/19/34 (3)	200	214
(Variable, U.S. SOFR + 2.01%), 6.14%, 8/24/34 (3)	300	327
Franklin Resources, Inc.,
2.95%, 8/12/51	150	96
FS KKR Capital Corp.,
3.25%, 7/15/27	200	193
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 7/1/34	100	102
Hercules Capital, Inc.,
3.38%, 1/20/27	100	98
HPS Corporate Lending Fund,
5.45%, 1/14/28	200	202
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Asset Management – 0.3%continued
Janus Henderson U.S. Holdings, Inc.,
5.45%, 9/10/34	$30	$30
Main Street Capital Corp.,
6.95%, 3/1/29	100	105
Morgan Stanley Direct Lending Fund,
6.15%, 5/17/29	200	207
New Mountain Finance Corp.,
6.20%, 10/15/27	200	204
Oaktree Specialty Lending Corp.,
6.34%, 2/27/30	100	100
Raymond James Financial, Inc.,
4.90%, 9/11/35	150	148
3.75%, 4/1/51	100	75
Sixth Street Specialty Lending, Inc.,
6.13%, 3/1/29 †	100	103
TPG Operating Group II L.P.,
5.88%, 3/5/34	50	53
Voya Financial, Inc.,
4.80%, 6/15/46	100	90
		7,594
Automotive – 0.5%
American Honda Finance Corp.,
4.90%, 3/12/27	1,000	1,011
4.80%, 3/5/30	500	509
Aptiv Swiss Holdings Ltd.,
4.65%, 9/13/29	400	404
4.15%, 5/1/52	200	151
BorgWarner, Inc.,
4.38%, 3/15/45	170	144
Ford Motor Credit Co. LLC,
5.85%, 5/17/27	1,000	1,012
7.12%, 11/7/33	1,800	1,924
General Motors Co.,
6.80%, 10/1/27	118	123
5.00%, 10/1/28	227	231
5.60%, 10/15/32	183	190
6.25%, 10/2/43	350	356
6.75%, 4/1/46	145	155
5.40%, 4/1/48 †	267	243
General Motors Financial Co., Inc.,
2.70%, 8/20/27	658	640
6.00%, 1/9/28	500	518
2.40%, 4/10/28	119	114
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  47 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Automotive – 0.5%continued
5.80%, 6/23/28	$500	$518
5.65%, 1/17/29	84	87
4.30%, 4/6/29	82	81
3.60%, 6/21/30	99	94
2.35%, 1/8/31	33	29
3.10%, 1/12/32	33	30
5.90%, 1/7/35	500	516
Lear Corp.,
3.55%, 1/15/52	200	136
Toyota Motor Credit Corp.,
3.05%, 3/22/27	500	494
4.35%, 10/8/27	500	504
4.70%, 1/12/33	500	507
4.80%, 1/5/34	500	509
		11,230
Banking – 2.5%
Associated Banc-Corp,
(Variable, U.S. SOFR + 3.03%), 6.46%, 8/29/30 (3)	100	104
Bank of America Corp.,
4.25%, 10/22/26	47	47
4.18%, 11/25/27	146	146
(Variable, U.S. SOFR + 1.05%), 2.55%, 2/4/28 (3)	18	18
(Variable, CME Term SOFR 3M + 1.77%), 3.71%, 4/24/28 (3)	106	105
(Variable, U.S. SOFR + 2.04%), 4.95%, 7/22/28 (3)	1,500	1,522
(Variable, CME Term SOFR 3M + 1.33%), 3.97%, 3/5/29 (3)	7	7
(Variable, U.S. SOFR + 1.57%), 5.82%, 9/15/29 (3)	500	523
(Variable, U.S. SOFR + 1.00%), 5.16%, 1/24/31 (3)	1,500	1,548
(Variable, CME Term SOFR 3M + 1.25%), 2.50%, 2/13/31 (3)	2	2
(Variable, U.S. SOFR + 2.15%), 2.59%, 4/29/31 (3)	3	3
(Variable, U.S. SOFR + 1.32%), 2.69%, 4/22/32 (3)	380	346
(Variable, U.S. SOFR + 2.16%), 5.02%, 7/22/33 (3)	1,403	1,434
(Variable, U.S. SOFR + 1.91%), 5.29%, 4/25/34 (3)	1,000	1,035
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Banking – 2.5%continued
(Variable, U.S. SOFR + 1.84%), 5.87%, 9/15/34 (3)	$400	$429
(Variable, U.S. SOFR + 1.65%), 5.47%, 1/23/35 (3)	600	627
(Variable, U.S. SOFR + 1.31%), 5.51%, 1/24/36 (3)	200	209
(Variable, U.S. SOFR + 1.70%), 5.74%, 2/12/36 (3)	700	727
6.11%, 1/29/37	150	162
(Variable, CME Term SOFR 3M + 1.45%), 3.95%, 1/23/49 (3)	600	485
(Variable, CME Term SOFR 3M + 1.78%), 4.33%, 3/15/50 (3)	755	644
(Variable, CME Term SOFR 3M + 3.41%), 4.08%, 3/20/51 (3)	810	659
Bank of America N.A.,
6.00%, 10/15/36	250	271
BankUnited, Inc.,
5.13%, 6/11/30	100	100
Capital One N.A.,
2.70%, 2/6/30	250	234
Citibank N.A.,
5.49%, 12/4/26	1,000	1,016
Citigroup, Inc.,
(Variable, CME Term SOFR 3M + 1.65%), 3.67%, 7/24/28 (3)	28	28
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (3)	500	499
(Variable, U.S. SOFR + 1.17%), 2.56%, 5/1/32 (3)	800	721
6.63%, 6/15/32	100	111
(Variable, U.S. SOFR + 2.66%), 6.17%, 5/25/34 (3)	1,400	1,490
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.28%), 5.59%, 11/19/34 (3)	2,000	2,047
(Variable, U.S. SOFR + 1.83%), 6.02%, 1/24/36 (3)	500	524
(Variable, U.S. SOFR + 1.47%), 5.33%, 3/27/36 (3)	600	613
6.13%, 8/25/36	125	133
(Variable, U.S. SOFR + 1.49%), 5.17%, 9/11/36 (3)	400	404
8.13%, 7/15/39	332	426
(Variable, U.S. SOFR + 4.55%), 5.32%, 3/26/41 (3)	180	179
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 48 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Banking – 2.5%continued
5.88%, 1/30/42	$30	$32
4.65%, 7/23/48	300	268
Citizens Bank N.A.,
(Variable, U.S. SOFR + 2.00%), 4.58%, 8/9/28 (3)	500	503
Citizens Financial Group, Inc.,
(Variable, U.S. SOFR + 2.33%), 6.65%, 4/25/35 (3)	200	220
Comerica Bank,
(Variable, U.S. SOFR + 2.61%), 5.33%, 8/25/33 (3) †	250	250
Fifth Third Bancorp,
8.25%, 3/1/38	275	340
First Citizens BancShares, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.97%), 6.25%, 3/12/40 (3)	100	101
First Horizon Corp.,
(Variable, U.S. SOFR + 1.77%), 5.51%, 3/7/31 (3)	100	103
First-Citizens Bank & Trust Co.,
6.13%, 3/9/28	50	52
FNB Corp.,
(Variable, U.S. SOFR Compounded Index + 1.93%), 5.72%, 12/11/30 (3)	50	51
HSBC Bank U.S.A. N.A.,
7.00%, 1/15/39	350	413
Huntington Bancshares, Inc.,
(Variable, U.S. SOFR + 1.97%), 4.44%, 8/4/28 (3)	500	502
(Variable, U.S. SOFR + 2.02%), 6.21%, 8/21/29 (3)	500	526
Independent Bank Corp.,
(Variable, CME Term SOFR 3M + 3.53%), 7.25%, 4/1/35 (3)	50	52
JPMorgan Chase & Co.,
8.00%, 4/29/27	658	698
4.25%, 10/1/27	299	301
(Variable, U.S. SOFR + 1.17%), 2.95%, 2/24/28 (3)	204	201
(Variable, U.S. SOFR + 1.56%), 4.32%, 4/26/28 (3)	176	176
(Variable, U.S. SOFR + 1.99%), 4.85%, 7/25/28 (3)	33	33
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Banking – 2.5%continued
(Variable, CME Term SOFR 3M + 1.38%), 4.01%, 4/23/29 (3) †	$34	$34
(Variable, U.S. SOFR + 1.45%), 5.30%, 7/24/29 (3)	800	824
(Variable, CME Term SOFR 3M + 1.59%), 4.45%, 12/5/29 (3)	59	59
(Variable, U.S. SOFR + 1.31%), 5.01%, 1/23/30 (3)	500	512
(Variable, U.S. SOFR + 1.01%), 5.14%, 1/24/31 (3)	1,500	1,549
(Variable, CME Term SOFR 3M + 2.52%), 2.96%, 5/13/31 (3)	545	511
(Variable, U.S. SOFR + 1.80%), 4.59%, 4/26/33 (3)	300	301
(Variable, U.S. SOFR + 2.58%), 5.72%, 9/14/33 (3)	500	529
(Variable, U.S. SOFR + 1.81%), 6.25%, 10/23/34 (3) †	1,000	1,102
(Variable, U.S. SOFR + 1.49%), 5.77%, 4/22/35 (3)	1,000	1,065
(Variable, U.S. SOFR + 1.68%), 5.57%, 4/22/36 (3) †	600	632
(Variable, U.S. SOFR + 1.64%), 5.58%, 7/23/36 (3)	400	415
(Variable, CME Term SOFR 3M + 2.46%), 3.11%, 4/22/41 (3)	100	79
5.60%, 7/15/41	405	424
5.63%, 8/16/43	150	155
(Variable, CME Term SOFR 3M + 1.84%), 4.26%, 2/22/48 (3)	114	98
(Variable, CME Term SOFR 3M + 1.72%), 4.03%, 7/24/48 (3)	85	70
(Variable, CME Term SOFR 3M + 1.64%), 3.96%, 11/15/48 (3)	400	327
(Variable, CME Term SOFR 3M + 1.48%), 3.90%, 1/23/49 (3)	700	564
(Variable, U.S. SOFR + 2.44%), 3.11%, 4/22/51 (3)	1,300	899
KeyBank N.A.,
5.00%, 1/26/33	500	503
M&T Bank Corp.,
(Variable, U.S. SOFR + 2.26%), 6.08%, 3/13/32 (3)	100	106
Manufacturers & Traders Trust Co.,
4.70%, 1/27/28	500	507
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  49 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Banking – 2.5%continued
Morgan Stanley Bank N.A.,
(Variable, U.S. SOFR + 0.91%), 5.02%, 1/12/29 (3)	$700	$713
PNC Financial Services Group (The), Inc.,
3.15%, 5/19/27	455	449
2.55%, 1/22/30	545	509
(Variable, U.S. SOFR + 1.20%), 5.49%, 5/14/30 (3)	700	729
(Variable, U.S. SOFR + 1.26%), 4.81%, 10/21/32 (3)	300	304
(Variable, U.S. SOFR + 1.93%), 5.07%, 1/24/34 (3) †	300	306
(Variable, U.S. SOFR + 2.28%), 6.88%, 10/20/34 (3) †	400	453
Regions Financial Corp.,
(Variable, U.S. SOFR + 2.06%), 5.50%, 9/6/35 (3)	300	308
Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR + 2.36%), 6.50%, 3/9/29 (3)	300	313
(Variable, U.S. SOFR + 2.50%), 6.17%, 1/9/30 (3)	500	521
Synovus Bank,
5.63%, 2/15/28	250	255
Truist Financial Corp.,
1.13%, 8/3/27	221	210
(Variable, U.S. SOFR + 1.44%), 4.87%, 1/26/29 (3)	1,000	1,015
(Variable, U.S. SOFR + 0.86%), 1.89%, 6/7/29 (3)	57	54
(Variable, U.S. SOFR + 1.62%), 5.44%, 1/24/30 (3)	800	828
(Variable, U.S. SOFR + 1.92%), 5.71%, 1/24/35 (3)	500	525
U.S. Bancorp,
(Variable, U.S. SOFR + 1.88%), 6.79%, 10/26/27 (3)	1,000	1,027
(Variable, U.S. SOFR + 0.73%), 2.22%, 1/27/28 (3)	322	314
3.90%, 4/26/28	402	401
(Variable, U.S. SOFR + 2.02%), 5.78%, 6/12/29 (3)	500	520
1.38%, 7/22/30	143	125
(Variable, U.S. SOFR + 1.60%), 4.84%, 2/1/34 (3)	500	502
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Banking – 2.5%continued
(Variable, U.S. SOFR + 1.41%), 5.42%, 2/12/36 (3)	$300	$311
Webster Financial Corp.,
4.10%, 3/25/29	30	29
Wells Fargo & Co.,
3.00%, 10/23/26	542	536
(Variable, U.S. SOFR + 0.78%), 4.90%, 1/24/28 (3)	2,000	2,018
(Variable, U.S. SOFR + 1.98%), 4.81%, 7/25/28 (3)	500	506
(Variable, U.S. SOFR + 1.50%), 5.20%, 1/23/30 (3)	500	515
(Variable, U.S. SOFR + 1.50%), 5.15%, 4/23/31 (3)	1,000	1,031
(Variable, U.S. SOFR + 1.99%), 5.56%, 7/25/34 (3) †	700	735
(Variable, U.S. SOFR + 2.06%), 6.49%, 10/23/34 (3)	300	333
(Variable, U.S. SOFR + 1.78%), 5.50%, 1/23/35 (3)	600	626
(Variable, U.S. SOFR + 1.74%), 5.61%, 4/23/36 (3)	300	315
(Variable, U.S. SOFR + 2.53%), 3.07%, 4/30/41 (3)	100	78
(Variable, CME Term SOFR 3M + 4.50%), 5.01%, 4/4/51 (3)	800	747
(Variable, U.S. SOFR + 2.13%), 4.61%, 4/25/53 (3)	1,000	879
Wells Fargo Bank N.A.,
5.25%, 12/11/26	1,200	1,217
5.85%, 2/1/37	500	530
6.60%, 1/15/38	50	56
Wintrust Financial Corp.,
4.85%, 6/6/29	100	98
Zions Bancorp N.A.,
3.25%, 10/29/29 †	250	235
		56,841
Beverages – 0.3%
Brown-Forman Corp.,
4.50%, 7/15/45	200	177
Coca-Cola (The) Co.,
3.38%, 3/25/27	133	132
1.50%, 3/5/28	81	77
2.13%, 9/6/29	243	227
1.65%, 6/1/30	179	161
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 50 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Beverages – 0.3%continued
2.00%, 3/5/31	$1,204	$1,082
5.00%, 5/13/34	500	521
4.65%, 8/14/34	500	509
Coca-Cola Consolidated, Inc.,
5.45%, 6/1/34	200	209
Constellation Brands, Inc.,
4.65%, 11/15/28	44	45
2.25%, 8/1/31	284	250
5.25%, 11/15/48	167	155
Keurig Dr. Pepper, Inc.,
5.05%, 3/15/29	500	509
4.42%, 12/15/46	300	243
Molson Coors Beverage Co.,
4.20%, 7/15/46	300	244
Pepsico Singapore Financing I Pte. Ltd.,
4.55%, 2/16/29	1,800	1,829
PepsiCo, Inc.,
2.75%, 3/19/30	483	457
1.63%, 5/1/30	77	69
1.95%, 10/21/31	500	440
5.00%, 2/7/35	300	307
5.25%, 7/17/54 †	400	394
		8,037
Biotechnology & Pharmaceuticals – 1.2%
AbbVie, Inc.,
2.95%, 11/21/26	663	655
4.80%, 3/15/29	500	511
4.95%, 3/15/31	500	517
5.05%, 3/15/34	500	515
4.05%, 11/21/39	200	179
4.85%, 6/15/44	750	707
4.25%, 11/21/49	500	421
5.40%, 3/15/54	700	696
Amgen, Inc.,
5.15%, 3/2/28	500	512
2.00%, 1/15/32	1,000	868
5.15%, 11/15/41	126	122
5.60%, 3/2/43	600	608
3.38%, 2/21/50	200	145
5.65%, 3/2/53 †	1,000	997
5.75%, 3/2/63	200	200
Biogen, Inc.,
2.25%, 5/1/30	40	36
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Biotechnology & Pharmaceuticals – 1.2%continued
3.15%, 5/1/50	$400	$260
3.25%, 2/15/51	200	131
Bristol-Myers Squibb Co.,
3.90%, 2/20/28	726	726
4.35%, 11/15/47	1,083	923
5.55%, 2/22/54	700	698
6.40%, 11/15/63	300	331
Eli Lilly & Co.,
4.90%, 2/12/32	1,000	1,033
4.55%, 10/15/32	800	806
4.60%, 8/14/34	500	502
4.95%, 2/27/63	100	92
5.60%, 2/12/65	500	512
Gilead Sciences, Inc.,
1.20%, 10/1/27	1,050	996
5.25%, 10/15/33	1,000	1,049
2.60%, 10/1/40	100	73
4.80%, 4/1/44	185	173
4.50%, 2/1/45	150	134
4.75%, 3/1/46	168	154
4.15%, 3/1/47	60	51
Johnson & Johnson,
4.90%, 6/1/31	500	521
4.38%, 12/5/33 †	332	336
5.95%, 8/15/37	32	36
3.70%, 3/1/46	600	494
5.25%, 6/1/54 †	200	204
2.45%, 9/1/60	120	68
Merck & Co., Inc.,
1.70%, 6/10/27	263	254
1.90%, 12/10/28	279	262
3.40%, 3/7/29	389	381
2.15%, 12/10/31	688	608
4.50%, 5/17/33	1,000	1,005
3.60%, 9/15/42	25	20
3.70%, 2/10/45	60	48
5.70%, 9/15/55	400	413
5.15%, 5/17/63	200	188
Mylan, Inc.,
4.55%, 4/15/28	171	170
5.40%, 11/29/43	400	347
Novartis Capital Corp.,
2.20%, 8/14/30	524	482
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  51 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Biotechnology & Pharmaceuticals – 1.2%continued
4.70%, 9/18/54	$300	$274
Pfizer Investment Enterprises Pte. Ltd.,
4.75%, 5/19/33 †	700	707
5.30%, 5/19/53	800	773
Pfizer, Inc.,
3.45%, 3/15/29	24	24
2.63%, 4/1/30	500	469
7.20%, 3/15/39	311	373
5.60%, 9/15/40	194	202
4.30%, 6/15/43	100	88
4.13%, 12/15/46	262	219
Pharmacia LLC,
6.60%, 12/1/28	125	134
Regeneron Pharmaceuticals, Inc.,
1.75%, 9/15/30	300	265
Royalty Pharma PLC,
3.55%, 9/2/50	300	211
5.90%, 9/2/54	100	100
Sanofi S.A.,
3.63%, 6/19/28	250	249
Wyeth LLC,
5.95%, 4/1/37	625	677
Zoetis, Inc.,
3.95%, 9/12/47	250	201
4.45%, 8/20/48	40	35
		27,171
Cable & Satellite – 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
3.75%, 2/15/28	251	247
6.10%, 6/1/29	1,500	1,574
2.80%, 4/1/31	650	586
6.55%, 6/1/34	500	533
5.75%, 4/1/48	520	471
3.90%, 6/1/52	800	542
5.50%, 4/1/63	200	168
Comcast Corp.,
4.55%, 1/15/29	300	304
5.10%, 6/1/29	1,500	1,551
3.40%, 4/1/30	1,370	1,325
4.95%, 5/15/32	200	205
4.25%, 1/15/33	400	392
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Cable & Satellite – 0.5%continued
7.05%, 3/15/33	$140	$161
3.75%, 4/1/40	1,000	841
2.89%, 11/1/51	100	62
5.35%, 5/15/53	700	656
6.05%, 5/15/55 †	100	103
2.99%, 11/1/63 †	500	286
5.50%, 5/15/64	550	518
Time Warner Cable LLC,
7.30%, 7/1/38	600	656
		11,181
Capital Goods – 0.0%
Ferguson Enterprises, Inc.,
5.00%, 10/3/34	100	101
Chemicals – 0.2%
Air Products and Chemicals, Inc.,
2.80%, 5/15/50	300	195
Albemarle Corp.,
4.65%, 6/1/27 †	300	300
Avery Dennison Corp.,
2.65%, 4/30/30	200	185
Cabot Corp.,
5.00%, 6/30/32	70	71
Dow Chemical (The) Co.,
4.25%, 10/1/34	470	434
9.40%, 5/15/39	174	227
5.25%, 11/15/41	200	185
5.55%, 11/30/48	200	182
DuPont de Nemours, Inc.,
5.42%, 11/15/48 †	300	297
Eastman Chemical Co.,
4.80%, 9/1/42	200	176
Ecolab, Inc.,
2.75%, 8/18/55	300	185
FMC Corp.,
6.38%, 5/18/53	100	99
International Flavors & Fragrances, Inc.,
5.00%, 9/26/48	41	36
Linde, Inc.,
2.00%, 8/10/50	200	109
Lubrizol (The) Corp.,
6.50%, 10/1/34	50	57
LYB International Finance B.V.,
5.25%, 7/15/43	565	507
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 52 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Chemicals – 0.2%continued
LYB International Finance III LLC,
4.20%, 5/1/50	$35	$26
Mosaic (The) Co.,
5.45%, 11/15/33	250	258
NewMarket Corp.,
2.70%, 3/18/31	100	91
PPG Industries, Inc.,
2.55%, 6/15/30	100	93
RPM International, Inc.,
3.75%, 3/15/27	100	99
Sherwin-Williams (The) Co.,
3.45%, 6/1/27	205	203
2.95%, 8/15/29	167	160
2.30%, 5/15/30	153	140
2.20%, 3/15/32	475	414
4.55%, 8/1/45	30	26
Westlake Corp.,
3.38%, 6/15/30	249	237
		4,992
Commercial Support Services – 0.1%
Automatic Data Processing, Inc.,
1.70%, 5/15/28	300	284
Block Financial LLC,
3.88%, 8/15/30	200	193
Cintas Corp. No. 2,
4.00%, 5/1/32	150	147
GXO Logistics, Inc.,
6.50%, 5/6/34	200	215
Paychex, Inc.,
5.35%, 4/15/32	400	415
Republic Services, Inc.,
3.38%, 11/15/27	296	293
3.95%, 5/15/28	432	432
2.30%, 3/1/30	118	109
5.00%, 12/15/33	300	310
Waste Connections, Inc.,
2.95%, 1/15/52	300	196
Waste Management, Inc.,
4.15%, 7/15/49	200	167
2.50%, 11/15/50	500	304
		3,065
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Construction Materials – 0.1%
Amrize Finance U.S. LLC,
5.40%, 4/7/35 (2)	$200	$206
Carlisle Cos., Inc.,
2.75%, 3/1/30	300	281
CRH America Finance, Inc.,
5.50%, 1/9/35	200	209
CRH SMW Finance DAC,
5.20%, 5/21/29	200	206
Eagle Materials, Inc.,
2.50%, 7/1/31	100	90
Martin Marietta Materials, Inc.,
3.45%, 6/1/27 †	500	495
5.50%, 12/1/54	200	198
Owens Corning,
3.88%, 6/1/30	500	489
Vulcan Materials Co.,
3.50%, 6/1/30	200	193
5.35%, 12/1/34	300	309
		2,676
Consumer Non-Cyclical – 0.0%
Solventum Corp.,
5.90%, 4/30/54†	293	301
Consumer Services – 0.1%
California Endowment (The),
2.50%, 4/1/51	100	58
California Institute of Technology,
4.70%, 11/1/11 (4)	110	91
Duke University,
2.68%, 10/1/44	200	147
Emory University,
2.97%, 9/1/50	500	333
Johns Hopkins University,
4.08%, 7/1/53	100	81
Massachusetts Institute of Technology,
5.60%, 7/1/11 (4)	190	192
4.68%, 7/1/14 (5)	15	13
3.89%, 7/1/16 (6)	300	214
Northwestern University,
4.64%, 12/1/44	50	48
President and Fellows of Harvard College,
2.52%, 10/15/50	300	185
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  53 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Consumer Services – 0.1%continued
Trustees of the University of Pennsylvania (The),
4.67%, 9/1/12 (7)	$100	$84
University of Southern California,
2.81%, 10/1/50	500	325
		1,771
Containers & Packaging – 0.1%
Amcor Flexibles North America, Inc.,
5.10%, 3/17/30	200	205
AptarGroup, Inc.,
3.60%, 3/15/32	150	139
Berry Global, Inc.,
5.80%, 6/15/31	300	317
International Paper Co.,
6.00%, 11/15/41	350	364
Packaging Corp. of America,
3.05%, 10/1/51	200	131
Sonoco Products Co.,
2.85%, 2/1/32 †	300	270
WestRock MWV LLC,
7.95%, 2/15/31	100	116
		1,542
Diversified Industrials – 0.1%
3M Co.,
3.05%, 4/15/30	1,000	953
Dover Corp.,
2.95%, 11/4/29	10	10
Emerson Electric Co.,
2.80%, 12/21/51	300	193
Honeywell International, Inc.,
2.50%, 11/1/26	461	454
1.10%, 3/1/27	182	175
2.70%, 8/15/29	137	130
3.81%, 11/21/47	425	334
5.25%, 3/1/54	200	192
Illinois Tool Works, Inc.,
3.90%, 9/1/42	100	85
Parker-Hannifin Corp.,
4.45%, 11/21/44	300	266
		2,792
E-Commerce Discretionary – 0.2%
Amazon.com, Inc.,
1.20%, 6/3/27	544	522
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
E-Commerce Discretionary – 0.2%continued
1.65%, 5/12/28	$533	$505
4.65%, 12/1/29	500	513
2.88%, 5/12/41	600	460
4.95%, 12/5/44	156	154
2.50%, 6/3/50	200	124
3.10%, 5/12/51	800	557
4.25%, 8/22/57	400	336
eBay, Inc.,
2.60%, 5/10/31	167	152
4.00%, 7/15/42	235	196
		3,519
Electric & Gas Marketing & Trading – 0.0%
Evergy Metro, Inc.,
5.30%, 10/1/41	50	49
4.20%, 3/15/48	300	247
		296
Electric Utilities – 1.9%
AEP Texas, Inc.,
4.15%, 5/1/49	200	156
AEP Transmission Co. LLC,
4.00%, 12/1/46	200	162
3.65%, 4/1/50	100	76
AES (The) Corp.,
5.45%, 6/1/28	350	358
Alabama Power Co.,
4.30%, 7/15/48	300	256
Ameren Illinois Co.,
3.85%, 9/1/32	500	480
Appalachian Power Co.,
7.00%, 4/1/38	75	85
Arizona Public Service Co.,
4.50%, 4/1/42	230	203
4.20%, 8/15/48	100	81
4.25%, 3/1/49	200	163
Avangrid, Inc.,
3.80%, 6/1/29	200	196
Avista Corp.,
4.00%, 4/1/52	100	78
Baltimore Gas and Electric Co.,
3.75%, 8/15/47	475	367
5.40%, 6/1/53	200	196
Berkshire Hathaway Energy Co.,
5.15%, 11/15/43	300	292
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 54 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Electric Utilities – 1.9%continued
4.45%, 1/15/49	$200	$171
Black Hills Corp.,
2.50%, 6/15/30	500	460
CenterPoint Energy Houston Electric LLC,
3.55%, 8/1/42 †	40	32
4.25%, 2/1/49	500	419
Cleco Corporate Holdings LLC,
4.97%, 5/1/46	100	87
CMS Energy Corp.,
3.45%, 8/15/27	500	493
4.88%, 3/1/44	500	453
Commonwealth Edison Co.,
5.30%, 6/1/34	300	313
6.45%, 1/15/38	200	223
4.60%, 8/15/43	100	91
Connecticut Light and Power (The) Co.,
4.00%, 4/1/48	250	202
5.25%, 1/15/53	500	482
Consolidated Edison Co. of New York, Inc.,
5.38%, 5/15/34	300	313
5.85%, 3/15/36	100	107
6.75%, 4/1/38	100	115
5.50%, 12/1/39	85	87
3.95%, 3/1/43	120	100
4.45%, 3/15/44	100	88
3.85%, 6/15/46	100	80
4.65%, 12/1/48	100	89
6.15%, 11/15/52	500	538
Constellation Energy Generation LLC,
5.75%, 10/1/41	430	441
Consumers 2023 Securitization Funding LLC,
5.21%, 9/1/30	50	52
Dominion Energy South Carolina, Inc.,
6.05%, 1/15/38	265	286
5.10%, 6/1/65	50	46
Dominion Energy, Inc.,
4.25%, 6/1/28	500	501
5.25%, 8/1/33	250	257
5.95%, 6/15/35	500	532
7.00%, 6/15/38	20	23
4.90%, 8/1/41	35	32
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Electric Utilities – 1.9%continued
4.05%, 9/15/42	$100	$82
DTE Electric Co.,
5.25%, 5/15/35	200	206
4.05%, 5/15/48	300	247
5.85%, 5/15/55	200	210
DTE Electric Securitization Funding II LLC,
6.09%, 9/1/37	30	32
Duke Energy Carolinas LLC,
4.85%, 3/15/30	500	514
6.45%, 10/15/32	106	117
6.10%, 6/1/37	150	161
3.75%, 6/1/45	350	278
Duke Energy Corp.,
4.50%, 8/15/32	551	548
3.75%, 9/1/46	120	92
5.80%, 6/15/54	200	202
Duke Energy Florida LLC,
6.35%, 9/15/37	340	378
3.40%, 10/1/46	290	215
Duke Energy Indiana LLC,
6.12%, 10/15/35	500	546
6.35%, 8/15/38	25	28
4.90%, 7/15/43	500	469
Duke Energy Ohio, Inc.,
5.55%, 3/15/54	400	400
Duke Energy Progress LLC,
5.55%, 3/15/55	300	301
Duke Energy Progress NC Storm Funding LLC,
2.39%, 7/1/37	50	43
Entergy Arkansas LLC,
5.75%, 6/1/54	300	307
Entergy Louisiana LLC,
3.05%, 6/1/31	950	891
3.10%, 6/15/41	300	228
4.75%, 9/15/52	300	267
Eversource Energy,
1.65%, 8/15/30	165	145
Exelon Corp.,
5.13%, 3/15/31	500	516
5.63%, 6/15/35	75	78
4.70%, 4/15/50	100	86
4.10%, 3/15/52	550	430
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  55 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Electric Utilities – 1.9%continued
5.88%, 3/15/55	$200	$203
FirstEnergy Corp.,
3.40%, 3/1/50	300	209
Florida Power & Light Co.,
5.65%, 2/1/37	335	356
5.95%, 2/1/38	150	163
5.96%, 4/1/39	250	270
3.99%, 3/1/49	200	161
5.60%, 6/15/54	300	307
5.80%, 3/15/65	300	314
Georgia Power Co.,
4.85%, 3/15/31	300	308
5.20%, 3/15/35	300	307
Idaho Power Co.,
5.50%, 3/15/53	100	99
Indiana Michigan Power Co.,
6.05%, 3/15/37	200	217
5.63%, 4/1/53	500	502
Interstate Power and Light Co.,
3.10%, 11/30/51	300	196
ITC Holdings Corp.,
3.35%, 11/15/27	200	196
MidAmerican Energy Co.,
3.65%, 8/1/48	300	229
National Grid U.S.A.,
5.80%, 4/1/35	50	52
National Rural Utilities Cooperative Finance Corp.,
5.10%, 5/6/27	700	711
8.00%, 3/1/32	50	59
4.30%, 3/15/49 †	125	106
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.53%), 7.13%, 9/15/53 (3)	400	421
Nevada Power Co.,
6.65%, 4/1/36	100	112
5.90%, 5/1/53	400	407
6.00%, 3/15/54	200	208
NextEra Energy Capital Holdings, Inc.,
2.25%, 6/1/30 †	400	365
2.44%, 1/15/32	439	388
5.90%, 3/15/55	200	206
Northern States Power Co.,
5.65%, 6/15/54	400	413
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Electric Utilities – 1.9%continued
Oglethorpe Power Corp.,
4.50%, 4/1/47	$300	$254
Ohio Power Co.,
5.65%, 6/1/34	300	314
Oklahoma Gas and Electric Co.,
4.15%, 4/1/47	200	164
Oncor Electric Delivery Co. LLC,
4.15%, 6/1/32	200	196
7.50%, 9/1/38	145	177
4.10%, 11/15/48	300	245
4.60%, 6/1/52	300	256
Pacific Gas and Electric Co.,
5.55%, 5/15/29	500	515
4.55%, 7/1/30	1,909	1,896
5.90%, 6/15/32	800	836
4.50%, 7/1/40	500	435
4.95%, 7/1/50	100	86
PacifiCorp,
5.30%, 2/15/31	400	415
6.10%, 8/1/36	200	214
6.25%, 10/15/37	275	294
4.13%, 1/15/49	50	39
5.80%, 1/15/55	100	98
PG&E Energy Recovery Funding LLC,
2.82%, 7/15/46	50	36
PG&E Recovery Funding LLC,
5.05%, 7/15/32	19	20
4.84%, 6/1/33	92	94
5.26%, 1/15/38	25	26
5.54%, 7/15/47	50	50
PG&E Wildfire Recovery Funding LLC,
3.59%, 6/1/30	13	13
4.02%, 6/1/31	58	58
4.72%, 6/1/37	100	99
4.45%, 12/1/47	135	120
5.21%, 12/1/47	100	97
4.67%, 12/1/51	100	89
5.10%, 6/1/52	75	71
PPL Capital Funding, Inc.,
5.25%, 9/1/34	350	358
PPL Electric Utilities Corp.,
6.25%, 5/15/39	275	307
4.15%, 6/15/48	300	249
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 56 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Electric Utilities – 1.9%continued
Public Service Co. of Colorado,
4.10%, 6/15/48	$300	$241
Public Service Electric and Gas Co.,
3.95%, 5/1/42	50	42
3.65%, 9/1/42	30	24
4.05%, 5/1/48	300	246
5.50%, 3/1/55	150	151
Public Service Enterprise Group, Inc.,
5.20%, 4/1/29	600	619
4.90%, 3/15/30	700	715
Puget Sound Energy, Inc.,
6.27%, 3/15/37	75	82
5.64%, 4/15/41	340	343
San Diego Gas & Electric Co.,
4.50%, 8/15/40	150	138
5.35%, 4/1/53	300	288
SCE Recovery Funding LLC,
5.11%, 12/15/47	100	96
Sempra,
3.25%, 6/15/27	150	147
6.00%, 10/15/39	250	260
Southern (The) Co.,
4.85%, 3/15/35	400	396
4.40%, 7/1/46	1,000	852
Southern California Edison Co.,
6.00%, 1/15/34 †	100	105
5.35%, 7/15/35	400	401
5.55%, 1/15/37	275	276
5.95%, 2/1/38	710	724
6.05%, 3/15/39	50	51
5.50%, 3/15/40	150	147
3.90%, 3/15/43	150	117
4.13%, 3/1/48	90	69
Southwestern Electric Power Co.,
4.10%, 9/15/28	250	249
3.90%, 4/1/45	170	132
Southwestern Public Service Co.,
6.00%, 6/1/54	300	312
Tampa Electric Co.,
4.10%, 6/15/42	50	43
4.30%, 6/15/48	100	84
Tucson Electric Power Co.,
5.50%, 4/15/53	200	195
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Electric Utilities – 1.9%continued
Union Electric Co.,
3.90%, 9/15/42	$50	$41
4.00%, 4/1/48	250	201
5.25%, 1/15/54	250	239
Virginia Electric and Power Co.,
6.00%, 5/15/37	15	16
6.35%, 11/30/37	40	44
8.88%, 11/15/38	100	135
4.65%, 8/15/43	150	136
4.45%, 2/15/44	75	66
3.80%, 9/15/47	125	97
5.35%, 1/15/54	300	288
5.65%, 3/15/55	200	201
Virginia Power Fuel Securitization LLC,
4.88%, 5/1/31	100	102
Wisconsin Electric Power Co.,
4.30%, 10/15/48	100	85
Wisconsin Public Service Corp.,
4.75%, 11/1/44	100	91
3.30%, 9/1/49	150	105
Xcel Energy, Inc.,
4.60%, 6/1/32	1,000	992
5.60%, 4/15/35	200	207
6.50%, 7/1/36	100	110
		44,586
Electrical Equipment – 0.1%
Allegion U.S. Holding Co., Inc.,
5.60%, 5/29/34	200	209
Amphenol Corp.,
5.00%, 1/15/35	300	306
Carrier Global Corp.,
2.72%, 2/15/30	1,000	937
6.20%, 3/15/54	75	81
Fortive Corp.,
4.30%, 6/15/46	105	88
Hubbell, Inc.,
2.30%, 3/15/31	150	135
Johnson Controls International PLC,
4.95%, 7/2/64	110	96
Keysight Technologies, Inc.,
3.00%, 10/30/29	200	190
Lennox International, Inc.,
5.50%, 9/15/28	200	207
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  57 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Electrical Equipment – 0.1%continued
Otis Worldwide Corp.,
3.36%, 2/15/50	$200	$143
Rockwell Automation, Inc.,
4.20%, 3/1/49	100	84
Trane Technologies Financing Ltd.,
4.65%, 11/1/44	35	32
Trane Technologies Holdco, Inc.,
5.75%, 6/15/43	150	158
Trimble, Inc.,
6.10%, 3/15/33	200	215
Vontier Corp.,
2.95%, 4/1/31	200	183
		3,064
Engineering & Construction – 0.0%
MasTec, Inc.,
5.90%, 6/15/29	100	105
Nature Conservancy (The),
3.96%, 3/1/52	50	40
Quanta Services, Inc.,
5.25%, 8/9/34	200	205
		350
Entertainment Content – 0.2%
Electronic Arts, Inc.,
1.85%, 2/15/31 †	300	285
Fox Corp.,
5.58%, 1/25/49	300	292
Netflix, Inc.,
6.38%, 5/15/29	600	646
Paramount Global,
4.20%, 5/19/32	600	559
5.85%, 9/1/43	197	180
5.25%, 4/1/44	30	25
Take-Two Interactive Software, Inc.,
4.95%, 3/28/28	400	407
Walt Disney (The) Co.,
3.70%, 3/23/27	297	296
6.40%, 12/15/35	31	35
4.13%, 12/1/41	105	92
4.95%, 10/15/45	1,200	1,140
3.60%, 1/13/51	300	227
		4,184
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Food – 0.3%
Campbell's (The) Co.,
3.13%, 4/24/50	$350	$231
Conagra Brands, Inc.,
1.38%, 11/1/27	85	80
7.00%, 10/1/28	200	214
4.85%, 11/1/28	100	101
5.30%, 11/1/38	200	192
Flowers Foods, Inc.,
6.20%, 3/15/55	200	198
General Mills, Inc.,
2.88%, 4/15/30	218	205
2.25%, 10/14/31	432	381
Hershey (The) Co.,
4.25%, 5/4/28 †	200	202
4.95%, 2/24/32	200	206
Hormel Foods Corp.,
1.70%, 6/3/28	500	471
3.05%, 6/3/51	100	67
Ingredion, Inc.,
3.20%, 10/1/26	250	247
J.M. Smucker (The) Co.,
4.38%, 3/15/45	250	211
6.50%, 11/15/53 †	100	110
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Food Co./JBS Lux Co. S.a.r.l.,
3.63%, 1/15/32	400	373
7.25%, 11/15/53	400	459
JBS U.S.A. Holding Lux S.a.r.l./JBS U.S.A. Foods Group Holdings, Inc./JBS U.S.A. Food Co.,
5.50%, 1/15/36 (2) (8)	400	408
Kellanova,
5.75%, 5/16/54	200	202
Kraft Heinz Foods Co.,
3.88%, 5/15/27	400	398
4.88%, 10/1/49	800	700
McCormick & Co., Inc.,
4.95%, 4/15/33	200	204
Mondelez International, Inc.,
3.00%, 3/17/32	500	459
Pilgrim's Pride Corp.,
6.88%, 5/15/34	350	386
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 58 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Food – 0.3%continued
Tyson Foods, Inc.,
5.10%, 9/28/48	$300	$277
		6,982
Forestry, Paper & Wood Products – 0.0%
Georgia-Pacific LLC,
7.75%, 11/15/29	500	567
Gas & Water Utilities – 0.2%
American Water Capital Corp.,
2.95%, 9/1/27	1,000	981
6.59%, 10/15/37	105	119
4.30%, 12/1/42	75	66
3.45%, 5/1/50	12	9
3.25%, 6/1/51	58	40
5.45%, 3/1/54	300	296
Atmos Energy Corp.,
4.15%, 1/15/43	250	214
4.13%, 10/15/44	75	64
6.20%, 11/15/53	200	220
CenterPoint Energy Resources Corp.,
5.25%, 3/1/28	500	513
5.85%, 1/15/41	50	51
Essential Utilities, Inc.,
4.80%, 8/15/27	600	607
National Fuel Gas Co.,
5.50%, 10/1/26	300	303
NiSource, Inc.,
4.80%, 2/15/44	580	528
5.85%, 4/1/55	100	101
ONE Gas, Inc.,
4.25%, 9/1/32	150	148
Piedmont Natural Gas Co., Inc.,
5.05%, 5/15/52	200	182
Southern California Gas Co.,
5.45%, 6/15/35	300	311
3.75%, 9/15/42	250	201
4.30%, 1/15/49	125	104
5.60%, 4/1/54	150	150
Southern Co. Gas Capital Corp.,
5.88%, 3/15/41	300	311
Southwest Gas Corp.,
3.80%, 9/29/46	50	38
Spire Missouri, Inc.,
3.30%, 6/1/51	100	69
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Gas & Water Utilities – 0.2%continued
Washington Gas Light Co.,
3.65%, 9/15/49	$100	$73
		5,699
Health Care Facilities & Services – 0.9%
Advocate Health & Hospitals Corp.,
3.01%, 6/15/50	265	177
Aetna, Inc.,
6.63%, 6/15/36	40	44
6.75%, 12/15/37	150	166
AHS Hospital Corp.,
5.02%, 7/1/45	100	95
Ascension Health,
2.53%, 11/15/29	750	705
Cardinal Health, Inc.,
4.50%, 11/15/44	200	172
Cencora, Inc.,
4.25%, 3/1/45	60	50
4.30%, 12/15/47	100	83
Centene Corp.,
2.63%, 8/1/31	1,000	859
Cigna Group (The),
4.80%, 7/15/46	880	788
5.60%, 2/15/54	200	197
6.00%, 1/15/56	300	311
CommonSpirit Health,
3.82%, 10/1/49	200	150
CVS Health Corp.,
1.30%, 8/21/27	39	37
4.30%, 3/25/28	234	234
3.25%, 8/15/29	191	183
3.75%, 4/1/30	386	374
5.30%, 12/5/43	150	140
5.13%, 7/20/45	1,286	1,167
5.05%, 3/25/48	319	284
6.05%, 6/1/54	200	202
6.00%, 6/1/63 †	400	394
Dignity Health,
5.27%, 11/1/64	200	181
Elevance Health, Inc.,
4.10%, 3/1/28	245	245
6.38%, 6/15/37	500	547
4.63%, 5/15/42	325	293
3.60%, 3/15/51	100	72
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  59 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Health Care Facilities & Services – 0.9%continued
5.65%, 6/15/54	$300	$295
5.70%, 2/15/55	300	297
HCA, Inc.,
5.50%, 6/1/33	500	519
5.75%, 3/1/35	300	314
5.13%, 6/15/39	200	193
5.50%, 6/15/47 †	330	315
5.25%, 6/15/49	50	46
6.00%, 4/1/54	300	301
5.95%, 9/15/54	100	100
6.20%, 3/1/55 †	200	206
6.10%, 4/1/64	200	201
Humana, Inc.,
5.75%, 12/1/28 †	500	521
3.13%, 8/15/29	85	81
5.38%, 4/15/31	300	309
5.50%, 3/15/53	300	277
Kaiser Foundation Hospitals,
3.27%, 11/1/49	500	354
Laboratory Corp. of America Holdings,
4.70%, 2/1/45	300	269
McKesson Corp.,
4.65%, 5/30/30	500	509
Memorial Sloan-Kettering Cancer Center,
4.13%, 7/1/52	100	81
Novant Health, Inc.,
3.32%, 11/1/61	120	79
NYU Langone Hospitals,
4.37%, 7/1/47	200	173
Quest Diagnostics, Inc.,
4.20%, 6/30/29	59	59
6.40%, 11/30/33	200	222
Sutter Health,
4.09%, 8/15/48	500	409
UnitedHealth Group, Inc.,
3.45%, 1/15/27	300	298
3.70%, 5/15/27	55	55
3.88%, 12/15/28	218	217
4.25%, 1/15/29	500	502
4.00%, 5/15/29	600	598
4.80%, 1/15/30	1,000	1,021
2.00%, 5/15/30	216	196
2.30%, 5/15/31	200	179
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Health Care Facilities & Services – 0.9%continued
5.15%, 7/15/34	$300	$308
6.63%, 11/15/37	640	725
6.88%, 2/15/38	170	197
4.38%, 3/15/42	219	195
4.75%, 7/15/45	281	256
5.05%, 4/15/53	750	687
5.50%, 4/15/64	100	96
5.75%, 7/15/64	900	896
		20,706
Home & Office Products – 0.0%
Leggett & Platt, Inc.,
3.50%, 11/15/27	500	490
Home Construction – 0.1%
D.R. Horton, Inc.,
5.50%, 10/15/35	200	207
Fortune Brands Innovations, Inc.,
4.50%, 3/25/52	50	41
Lennar Corp.,
4.75%, 11/29/27	200	202
Masco Corp.,
1.50%, 2/15/28	500	470
MDC Holdings, Inc.,
2.50%, 1/15/31	200	176
Meritage Homes Corp.,
5.65%, 3/15/35	100	102
Mohawk Industries, Inc.,
5.85%, 9/18/28	100	104
NVR, Inc.,
3.00%, 5/15/30	100	95
Toll Brothers Finance Corp.,
3.80%, 11/1/29	150	147
		1,544
Household Products – 0.2%
Church & Dwight Co., Inc.,
3.95%, 8/1/47	100	80
Colgate-Palmolive Co.,
4.60%, 3/1/33	200	204
Estee Lauder (The) Cos., Inc.,
6.00%, 5/15/37 †	100	109
4.38%, 6/15/45	150	127
4.15%, 3/15/47	70	56
5.15%, 5/15/53 †	100	97
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 60 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Household Products – 0.2%continued
Haleon U.S. Capital LLC,
3.63%, 3/24/32	$600	$569
Kenvue, Inc.,
4.90%, 3/22/33	200	203
5.10%, 3/22/43	200	193
5.05%, 3/22/53	200	186
Kimberly-Clark Corp.,
2.00%, 11/2/31 †	200	178
6.63%, 8/1/37	350	408
3.20%, 7/30/46	25	18
Procter & Gamble (The) Co.,
3.00%, 3/25/30	794	762
1.20%, 10/29/30	300	263
2.30%, 2/1/32 †	200	182
		3,635
Industrial Intermediate Products – 0.0%
Timken (The) Co.,
4.13%, 4/1/32	100	96
Industrial Support Services – 0.0%
WW Grainger, Inc.,
4.60%, 6/15/45	100	90
Institutional Financial Services – 1.1%
Bank of New York Mellon (The) Corp.,
3.25%, 5/16/27	500	496
(Variable, CME Term SOFR 3M + 1.33%), 3.44%, 2/7/28 (3)	1,000	993
(Variable, U.S. SOFR + 1.09%), 4.98%, 3/14/30 (3)	500	514
(Variable, U.S. SOFR + 1.23%), 5.06%, 7/22/32 (3)	250	258
(Variable, U.S. SOFR + 1.51%), 4.71%, 2/1/34 (3)	500	502
BGC Group, Inc.,
6.60%, 6/10/29	100	104
Cboe Global Markets, Inc.,
3.00%, 3/16/32	100	92
CME Group, Inc.,
3.75%, 6/15/28	300	299
5.30%, 9/15/43	45	46
Goldman Sachs Group (The), Inc.,
5.95%, 1/15/27	613	628
3.85%, 1/26/27	623	621
(Variable, U.S. SOFR + 0.91%), 1.95%, 10/21/27 (3)	445	435
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Institutional Financial Services – 1.1%continued
(Variable, U.S. SOFR + 1.32%), 4.94%, 4/23/28 (3)	$1,000	$1,012
(Variable, CME Term SOFR 3M + 1.77%), 3.69%, 6/5/28 (3)	579	575
(Variable, CME Term SOFR 3M + 1.42%), 3.81%, 4/23/29 (3)	70	69
(Variable, U.S. SOFR + 1.08%), 5.21%, 1/28/31 (3)	1,000	1,032
(Variable, U.S. SOFR + 1.09%), 1.99%, 1/27/32 (3)	1,500	1,324
(Variable, U.S. SOFR + 1.95%), 6.56%, 10/24/34 (3)	400	448
(Variable, U.S. SOFR + 1.55%), 5.85%, 4/25/35 (3)	700	746
(Variable, U.S. SOFR + 1.38%), 5.54%, 1/28/36 (3)	400	418
(Variable, CME Term SOFR 3M + 1.69%), 4.41%, 4/23/39 (3)	500	462
6.25%, 2/1/41	192	211
(Variable, U.S. SOFR + 1.51%), 3.21%, 4/22/42 (3)	808	625
(Variable, U.S. SOFR + 1.63%), 3.44%, 2/24/43 (3) †	400	316
4.80%, 7/8/44	350	325
Intercontinental Exchange, Inc.,
5.25%, 6/15/31	400	418
5.20%, 6/15/62	600	570
Jefferies Financial Group, Inc.,
2.63%, 10/15/31	400	356
6.20%, 4/14/34	200	213
Lazard Group LLC,
6.00%, 3/15/31	125	132
LPL Holdings, Inc.,
5.20%, 3/15/30	250	255
Morgan Stanley,
3.63%, 1/20/27	27	27
(Variable, U.S. SOFR + 1.26%), 5.66%, 4/18/30 (3) †	1,000	1,044
(Variable, U.S. SOFR + 1.11%), 5.23%, 1/15/31 (3)	2,400	2,477
(Variable, U.S. SOFR + 1.03%), 1.79%, 2/13/32 (3)	36	31
(Variable, U.S. SOFR + 1.02%), 1.93%, 4/28/32 (3)	66	58
(Variable, U.S. SOFR + 1.88%), 5.42%, 7/21/34 (3)	500	521
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  61 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Institutional Financial Services – 1.1%continued
(Variable, U.S. SOFR + 1.73%), 5.47%, 1/18/35 (3)	$700	$729
(Variable, U.S. SOFR + 1.42%), 5.59%, 1/18/36 (3)	300	314
(Variable, U.S. SOFR + 1.76%), 5.66%, 4/17/36 (3)	300	316
(Variable, U.S. SOFR + 1.36%), 2.48%, 9/16/36 (3)	600	521
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.43%), 5.95%, 1/19/38 (3)	800	839
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.80%), 5.94%, 2/7/39 (3)	200	209
6.38%, 7/24/42	300	337
4.30%, 1/27/45	784	688
(Variable, U.S. SOFR + 1.71%), 5.52%, 11/19/55 (3)	300	303
Nasdaq, Inc.,
5.95%, 8/15/53 (9)	300	314
State Street Corp.,
4.73%, 2/28/30	500	511
(Variable, U.S. SOFR + 1.57%), 4.82%, 1/26/34 (3) †	300	304
(Variable, U.S. SOFR + 1.89%), 5.16%, 5/18/34 (3)	400	414
		24,452
Insurance – 0.7%
Aflac, Inc.,
3.60%, 4/1/30	500	490
Allstate (The) Corp.,
4.50%, 6/15/43	45	40
4.20%, 12/15/46	100	84
(Variable, ICE LIBOR USD 3M + 2.12%), 6.50%, 5/15/57 (3)	225	237
American Financial Group, Inc.,
5.25%, 4/2/30 †	150	156
American International Group, Inc.,
4.50%, 7/16/44	9	8
4.38%, 6/30/50	300	255
American National Group, Inc.,
5.75%, 10/1/29	150	155
Aon Corp./Aon Global Holdings PLC,
3.90%, 2/28/52 †	300	227
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Insurance – 0.7%continued
Aon North America, Inc.,
5.13%, 3/1/27	$2,000	$2,028
5.30%, 3/1/31	300	312
Arch Capital Group Ltd.,
3.64%, 6/30/50 †	200	149
Arthur J Gallagher & Co.,
5.75%, 3/2/53	250	249
5.55%, 2/15/55	200	195
Assurant, Inc.,
4.90%, 3/27/28	215	218
Assured Guaranty U.S. Holdings, Inc.,
6.13%, 9/15/28	120	126
Athene Holding Ltd.,
6.65%, 2/1/33	300	326
6.25%, 4/1/54	100	102
6.63%, 5/19/55	100	107
AXIS Specialty Finance LLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.19%), 4.90%, 1/15/40 (3)	200	194
Berkshire Hathaway Finance Corp.,
2.88%, 3/15/32	178	167
4.40%, 5/15/42	100	93
4.30%, 5/15/43	300	271
4.25%, 1/15/49	300	257
Berkshire Hathaway, Inc.,
4.50%, 2/11/43 †	255	242
Brighthouse Financial, Inc.,
3.85%, 12/22/51	250	165
Brown & Brown, Inc.,
4.95%, 3/17/52	200	176
6.25%, 6/23/55	200	210
Chubb (The) Corp.,
6.00%, 5/11/37	50	55
6.50%, 5/15/38	85	97
Chubb INA Holdings LLC,
6.70%, 5/15/36	50	57
4.15%, 3/13/43	100	87
2.85%, 12/15/51	100	65
3.05%, 12/15/61	200	125
CNA Financial Corp.,
5.50%, 6/15/33	200	208
Corebridge Financial, Inc.,
4.40%, 4/5/52	300	248
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 62 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Insurance – 0.7%continued
Enstar Group Ltd.,
3.10%, 9/1/31	$150	$134
Equitable Holdings, Inc.,
5.00%, 4/20/48	136	125
Everest Reinsurance Holdings, Inc.,
3.13%, 10/15/52	200	129
F&G Annuities & Life, Inc.,
7.40%, 1/13/28	100	105
Globe Life, Inc.,
5.85%, 9/15/34	150	157
Hartford Insurance Group (The), Inc.,
5.95%, 10/15/36	285	307
Horace Mann Educators Corp.,
7.25%, 9/15/28	150	161
Lincoln National Corp.,
3.63%, 12/12/26	148	147
3.80%, 3/1/28	117	116
6.30%, 10/9/37	100	107
Loews Corp.,
4.13%, 5/15/43	75	64
Markel Group, Inc.,
5.00%, 5/20/49	200	180
3.45%, 5/7/52	100	69
Marsh & McLennan Cos., Inc.,
5.88%, 8/1/33	100	108
5.15%, 3/15/34	500	518
5.45%, 3/15/53	200	198
5.40%, 3/15/55	300	294
MetLife, Inc.,
6.38%, 6/15/34	485	541
4.72%, 12/15/44	370	338
5.25%, 1/15/54	100	97
Old Republic International Corp.,
5.75%, 3/28/34	150	156
Principal Financial Group, Inc.,
5.50%, 3/15/53	200	199
Progressive (The) Corp.,
2.45%, 1/15/27 †	250	245
4.20%, 3/15/48	300	255
Prudential Financial, Inc.,
5.20%, 3/14/35	400	411
3.00%, 3/10/40	300	234
3.94%, 12/7/49	335	265
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Insurance – 0.7%continued
Reinsurance Group of America, Inc.,
6.00%, 9/15/33	$200	$214
Selective Insurance Group, Inc.,
5.90%, 4/15/35	100	104
Transatlantic Holdings, Inc.,
8.00%, 11/30/39	70	88
Travelers (The) Cos., Inc.,
6.25%, 6/15/37	375	417
5.45%, 5/25/53	200	200
Unum Group,
4.13%, 6/15/51	200	152
W R Berkley Corp.,
3.55%, 3/30/52	200	142
Willis North America, Inc.,
2.95%, 9/15/29	500	475
		15,633
Internet Media & Services – 0.3%
Alphabet, Inc.,
4.00%, 5/15/30	1,300	1,306
2.05%, 8/15/50	75	43
2.25%, 8/15/60 †	400	216
Expedia Group, Inc.,
4.63%, 8/1/27	300	302
Meta Platforms, Inc.,
4.60%, 5/15/28	300	306
4.30%, 8/15/29	750	759
4.55%, 8/15/31	1,000	1,020
4.95%, 5/15/33	1,800	1,864
Uber Technologies, Inc.,
5.35%, 9/15/54	250	242
		6,058
IT Services – 0.1%
Accenture Capital, Inc.,
4.25%, 10/4/31	200	200
IBM International Capital Pte. Ltd.,
4.90%, 2/5/34	300	304
5.30%, 2/5/54	300	287
International Business Machines Corp.,
6.50%, 1/15/28	226	238
1.95%, 5/15/30	797	722
5.20%, 2/10/35	700	718
4.25%, 5/15/49	300	248
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  63 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
IT Services – 0.1%continued
Kyndryl Holdings, Inc.,
2.70%, 10/15/28	$500	$476
Leidos, Inc.,
5.75%, 3/15/33	300	317
		3,510
Leisure Facilities & Services – 0.2%
Hyatt Hotels Corp.,
5.75%, 1/30/27	300	306
Las Vegas Sands Corp.,
6.20%, 8/15/34	200	209
Marriott International, Inc.,
4.80%, 3/15/30	400	407
2.85%, 4/15/31	500	460
5.10%, 4/15/32	300	308
McDonald's Corp.,
4.80%, 8/14/28	700	715
5.00%, 5/17/29	400	412
4.88%, 12/9/45	200	185
4.45%, 3/1/47	200	173
4.45%, 9/1/48	112	97
5.45%, 8/14/53	300	298
Starbucks Corp.,
3.50%, 11/15/50	600	427
		3,997
Leisure Products – 0.0%
Brunswick Corp.,
5.10%, 4/1/52 †	200	161
Hasbro, Inc.,
6.35%, 3/15/40	50	52
		213
Machinery – 0.3%
AGCO Corp.,
5.80%, 3/21/34	100	104
Caterpillar Financial Services Corp.,
1.70%, 1/8/27	186	181
3.60%, 8/12/27	500	498
Caterpillar, Inc.,
3.80%, 8/15/42	185	156
4.30%, 5/15/44	235	208
3.25%, 9/19/49	220	159
CNH Industrial Capital LLC,
5.10%, 4/20/29	300	307
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Machinery – 0.3%continued
Deere & Co.,
3.75%, 4/15/50	$633	$500
Eaton Corp.,
3.10%, 9/15/27	250	247
4.35%, 5/18/28	500	506
4.70%, 8/23/52	100	91
Flowserve Corp.,
2.80%, 1/15/32	100	89
IDEX Corp.,
2.63%, 6/15/31	100	90
Ingersoll Rand, Inc.,
5.31%, 6/15/31	500	523
John Deere Capital Corp.,
4.15%, 9/15/27	118	119
4.65%, 1/7/28	400	407
4.95%, 7/14/28	1,000	1,027
4.40%, 9/8/31	300	302
Kennametal, Inc.,
4.63%, 6/15/28	100	101
Oshkosh Corp.,
3.10%, 3/1/30	100	94
Regal Rexnord Corp.,
6.05%, 4/15/28	500	517
Snap-on, Inc.,
3.10%, 5/1/50	100	69
Stanley Black & Decker, Inc.,
2.75%, 11/15/50	300	178
Xylem, Inc.,
2.25%, 1/30/31 †	200	180
		6,653
Medical Equipment & Devices – 0.3%
Abbott Laboratories,
1.15%, 1/30/28	400	377
4.75%, 11/30/36	353	356
6.15%, 11/30/37	202	227
4.75%, 4/15/43	100	96
Agilent Technologies, Inc.,
2.30%, 3/12/31	300	269
Baxter International, Inc.,
3.50%, 8/15/46	350	250
Becton Dickinson & Co.,
4.69%, 2/13/28	800	810
4.69%, 12/15/44	210	188
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 64 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Medical Equipment & Devices – 0.3%continued
Boston Scientific Corp.,
7.38%, 1/15/40	$240	$292
DH Europe Finance II S.a.r.l.,
2.60%, 11/15/29	1,100	1,036
GE HealthCare Technologies, Inc.,
5.91%, 11/22/32	600	646
Medtronic, Inc.,
4.63%, 3/15/45	406	373
Revvity, Inc.,
2.25%, 9/15/31	300	260
Stryker Corp.,
3.65%, 3/7/28	152	151
4.10%, 4/1/43	50	43
4.38%, 5/15/44	200	175
2.90%, 6/15/50	200	134
Thermo Fisher Scientific, Inc.,
5.00%, 12/5/26	500	506
1.75%, 10/15/28	38	36
2.80%, 10/15/41	500	369
Zimmer Biomet Holdings, Inc.,
2.60%, 11/24/31	400	359
		6,953
Metals & Mining – 0.0%
Freeport-McMoRan, Inc.,
4.63%, 8/1/30	500	495
Newmont Corp.,
5.88%, 4/1/35	100	108
Newmont Corp./Newcrest Finance Pty. Ltd.,
4.20%, 5/13/50	300	251
		854
Oil & Gas Services & Equipment – 0.1%
Baker Hughes Holdings LLC,
5.13%, 9/15/40	100	98
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
2.06%, 12/15/26	500	488
4.08%, 12/15/47	110	89
Halliburton Co.,
2.92%, 3/1/30	300	282
4.85%, 11/15/35 †	275	271
7.45%, 9/15/39	160	191
4.75%, 8/1/43	15	13
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Oil & Gas Services & Equipment – 0.1%continued
NOV, Inc.,
3.60%, 12/1/29	$150	$145
		1,577
Oil & Gas Supply Chain – 1.4%
APA Corp.,
6.10%, 2/15/35	200	204
Boardwalk Pipelines L.P.,
4.45%, 7/15/27	150	150
BP Capital Markets America, Inc.,
3.02%, 1/16/27	312	309
4.23%, 11/6/28	428	430
2.72%, 1/12/32	110	100
4.99%, 4/10/34	500	510
3.38%, 2/8/61	800	534
BP Capital Markets PLC,
3.28%, 9/19/27	138	136
Cheniere Corpus Christi Holdings LLC,
2.74%, 12/31/39	300	252
Cheniere Energy Partners L.P.,
5.95%, 6/30/33	500	529
Cheniere Energy, Inc.,
5.65%, 4/15/34	250	258
Chevron U.S.A., Inc.,
1.02%, 8/12/27	31	30
4.69%, 4/15/30	500	512
4.50%, 10/15/32	400	403
2.34%, 8/12/50 †	200	119
ConocoPhillips Co.,
5.05%, 9/15/33	200	206
3.76%, 3/15/42	100	82
5.30%, 5/15/53	300	286
5.50%, 1/15/55	200	196
4.03%, 3/15/62	405	302
Coterra Energy, Inc.,
4.38%, 3/15/29	200	200
DCP Midstream Operating L.P.,
5.63%, 7/15/27	300	306
Devon Energy Corp.,
5.25%, 10/15/27	250	250
5.75%, 9/15/54	500	464
Diamondback Energy, Inc.,
5.40%, 4/18/34	400	408
6.25%, 3/15/53	200	205
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  65 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Oil & Gas Supply Chain – 1.4%continued
5.75%, 4/18/54	$300	$289
5.90%, 4/18/64	100	96
Eastern Gas Transmission & Storage, Inc.,
4.60%, 12/15/44	200	175
Enbridge Energy Partners L.P.,
7.50%, 4/15/38	50	59
Energy Transfer L.P.,
4.40%, 3/15/27	90	90
4.20%, 4/15/27	160	160
5.50%, 6/1/27	266	271
4.95%, 6/15/28	27	27
5.25%, 4/15/29	212	218
4.15%, 9/15/29	183	181
6.40%, 12/1/30	400	434
7.50%, 7/1/38	310	360
4.95%, 1/15/43	500	443
5.15%, 2/1/43	309	281
5.30%, 4/1/44	15	14
5.35%, 5/15/45	80	73
6.25%, 4/15/49	400	404
6.05%, 9/1/54	200	196
Enterprise Products Operating LLC,
3.95%, 2/15/27	529	529
3.13%, 7/31/29	138	133
6.88%, 3/1/33	50	57
7.55%, 4/15/38	515	618
5.95%, 2/1/41	40	42
4.80%, 2/1/49	200	178
4.20%, 1/31/50	700	571
5.55%, 2/16/55	300	297
EOG Resources, Inc.,
4.95%, 4/15/50	100	91
5.95%, 7/15/55	150	157
EQT Corp.,
5.75%, 2/1/34	200	209
Exxon Mobil Corp.,
3.48%, 3/19/30	125	122
2.61%, 10/15/30	1,010	942
3.00%, 8/16/39	200	160
4.33%, 3/19/50	500	429
Hess Corp.,
7.13%, 3/15/33	390	453
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Oil & Gas Supply Chain – 1.4%continued
HF Sinclair Corp.,
4.50%, 10/1/30	$250	$246
Kinder Morgan Energy Partners L.P.,
7.30%, 8/15/33	175	200
6.55%, 9/15/40	205	223
7.50%, 11/15/40	305	358
6.38%, 3/1/41	35	37
5.63%, 9/1/41	310	309
5.40%, 9/1/44	50	48
Kinder Morgan, Inc.,
5.45%, 8/1/52	300	283
5.95%, 8/1/54	200	201
Marathon Petroleum Corp.,
3.80%, 4/1/28	38	38
6.50%, 3/1/41	300	323
MPLX L.P.,
4.80%, 2/15/29	300	304
2.65%, 8/15/30	300	275
5.20%, 12/1/47	407	364
4.70%, 4/15/48	400	335
5.65%, 3/1/53	100	94
Occidental Petroleum Corp.,
6.13%, 1/1/31	1,160	1,222
6.60%, 3/15/46	100	105
6.05%, 10/1/54	100	98
ONEOK Partners L.P.,
6.65%, 10/1/36	80	87
ONEOK, Inc.,
4.55%, 7/15/28	23	23
4.35%, 3/15/29	12	12
4.75%, 10/15/31	700	700
6.05%, 9/1/33	300	318
5.15%, 10/15/43	20	18
5.45%, 6/1/47	100	92
7.15%, 1/15/51	400	448
5.70%, 11/1/54	300	283
5.85%, 11/1/64	100	95
Ovintiv, Inc.,
7.10%, 7/15/53	50	54
Phillips 66,
5.88%, 5/1/42	140	144
Phillips 66 Co.,
4.95%, 3/15/35	400	396
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 66 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Oil & Gas Supply Chain – 1.4%continued
4.90%, 10/1/46	$200	$176
5.65%, 6/15/54	350	335
Plains All American Pipeline L.P./PAA Finance Corp.,
4.50%, 12/15/26	139	139
3.55%, 12/15/29	554	535
3.80%, 9/15/30	137	132
Sabine Pass Liquefaction LLC,
5.00%, 3/15/27	268	270
4.50%, 5/15/30	300	301
Shell Finance U.S., Inc.,
2.38%, 11/7/29	287	269
4.13%, 5/11/35	300	288
4.55%, 8/12/43	60	54
4.38%, 5/11/45	390	341
3.75%, 9/12/46	230	183
Shell International Finance B.V.,
3.88%, 11/13/28	9	9
3.63%, 8/21/42	230	186
3.13%, 11/7/49	100	69
3.00%, 11/26/51	150	100
Spectra Energy Partners L.P.,
3.38%, 10/15/26	360	357
5.95%, 9/25/43	89	91
4.50%, 3/15/45	110	94
Targa Resources Corp.,
6.13%, 3/15/33	500	532
6.50%, 2/15/53	200	211
6.13%, 5/15/55	200	201
Tennessee Gas Pipeline Co. LLC,
7.00%, 3/15/27	158	164
7.00%, 10/15/28	295	317
7.63%, 4/1/37	5	6
Valero Energy Corp.,
7.50%, 4/15/32	765	885
Western Midstream Operating L.P.,
6.15%, 4/1/33	700	740
Williams (The) Cos., Inc.,
3.75%, 6/15/27	548	544
4.90%, 3/15/29	500	509
4.65%, 8/15/32	600	599
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Oil & Gas Supply Chain – 1.4%continued
5.15%, 3/15/34	$500	$508
5.80%, 11/15/43	200	202
		33,220
Real Estate Investment Trusts – 0.9%
Alexandria Real Estate Equities, Inc.,
2.75%, 12/15/29	1,000	937
4.85%, 4/15/49	200	174
American Homes 4 Rent L.P.,
4.30%, 4/15/52	200	160
American Tower Corp.,
3.38%, 10/15/26	26	26
3.13%, 1/15/27	128	126
3.60%, 1/15/28	79	78
1.50%, 1/31/28	39	37
3.95%, 3/15/29	134	133
3.80%, 8/15/29	500	490
5.90%, 11/15/33	300	321
5.45%, 2/15/34	300	312
2.95%, 1/15/51	100	65
Americold Realty Operating Partnership L.P.,
5.60%, 5/15/32	100	101
AvalonBay Communities, Inc.,
3.90%, 10/15/46	300	241
Boston Properties L.P.,
2.75%, 10/1/26 †	30	29
4.50%, 12/1/28	100	100
6.50%, 1/15/34 †	500	539
Brixmor Operating Partnership L.P.,
2.50%, 8/16/31	300	266
Camden Property Trust,
5.85%, 11/3/26	500	509
COPT Defense Properties L.P.,
2.90%, 12/1/33	200	169
Crown Castle, Inc.,
3.30%, 7/1/30	200	189
5.80%, 3/1/34	300	316
5.20%, 2/15/49	350	322
Digital Realty Trust L.P.,
3.60%, 7/1/29	300	293
EPR Properties,
3.60%, 11/15/31	250	231
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  67 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Real Estate Investment Trusts – 0.9%continued
Equinix, Inc.,
2.15%, 7/15/30	$1,000	$902
ERP Operating L.P.,
3.50%, 3/1/28 †	500	494
4.50%, 6/1/45 †	55	49
Essential Properties L.P.,
2.95%, 7/15/31	100	90
Essex Portfolio L.P.,
4.00%, 3/1/29	146	145
3.00%, 1/15/30	154	146
Extra Space Storage L.P.,
5.70%, 4/1/28	700	723
5.90%, 1/15/31	300	319
Federal Realty OP L.P.,
5.38%, 5/1/28	250	257
First Industrial L.P.,
5.25%, 1/15/31	100	102
GLP Capital L.P./GLP Financing II, Inc.,
3.25%, 1/15/32	300	270
5.75%, 11/1/37	200	199
Healthcare Realty Holdings L.P.,
2.00%, 3/15/31	100	87
Healthpeak OP LLC,
3.50%, 7/15/29	277	268
4.75%, 1/15/33	300	298
Host Hotels & Resorts L.P.,
3.50%, 9/15/30	118	111
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/28	200	189
Kilroy Realty L.P.,
4.75%, 12/15/28	112	113
Kimco Realty OP LLC,
6.40%, 3/1/34	200	221
4.25%, 4/1/45	200	169
Kite Realty Group L.P.,
4.95%, 12/15/31	100	101
Kite Realty Group Trust,
4.75%, 9/15/30	100	100
LXP Industrial Trust,
2.38%, 10/1/31	100	87
Mid-America Apartments L.P.,
2.88%, 9/15/51	200	129
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Real Estate Investment Trusts – 0.9%continued
NNN REIT, Inc.,
3.10%, 4/15/50	$300	$197
Omega Healthcare Investors, Inc.,
3.25%, 4/15/33 †	300	265
Phillips Edison Grocery Center Operating Partnership I L.P.,
5.75%, 7/15/34	100	104
Piedmont Operating Partnership L.P.,
9.25%, 7/20/28	100	111
Prologis L.P.,
4.88%, 6/15/28	150	153
1.75%, 7/1/30	200	179
4.75%, 1/15/31	400	408
4.75%, 6/15/33	300	303
5.00%, 1/31/35	300	304
5.25%, 5/15/35	200	206
5.25%, 6/15/53	100	97
Public Storage Operating Co.,
5.13%, 1/15/29	300	310
2.30%, 5/1/31	300	270
2.25%, 11/9/31	200	177
Realty Income Corp.,
3.00%, 1/15/27	56	55
3.40%, 1/15/28	61	60
2.10%, 3/15/28	600	572
3.10%, 12/15/29	123	118
4.90%, 7/15/33	300	304
Regency Centers L.P.,
3.70%, 6/15/30 †	400	389
Rexford Industrial Realty L.P.,
5.00%, 6/15/28	200	203
Sabra Health Care L.P.,
3.90%, 10/15/29	150	145
Safehold GL Holdings LLC,
6.10%, 4/1/34	100	105
Simon Property Group L.P.,
2.45%, 9/13/29	1,001	940
4.75%, 9/26/34	300	298
6.75%, 2/1/40	242	279
4.25%, 10/1/44	148	126
Store Capital LLC,
2.70%, 12/1/31	200	175
Sun Communities Operating L.P.,
2.30%, 11/1/28	300	284
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 68 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Real Estate Investment Trusts – 0.9%continued
Tanger Properties L.P.,
2.75%, 9/1/31	$100	$90
UDR, Inc.,
2.10%, 6/15/33	300	249
Ventas Realty L.P.,
4.75%, 11/15/30	300	304
5.70%, 9/30/43	100	100
VICI Properties L.P.,
5.63%, 4/1/35	200	205
5.63%, 5/15/52 †	200	191
Welltower OP LLC,
2.05%, 1/15/29	67	63
4.13%, 3/15/29	260	260
3.10%, 1/15/30	218	208
4.95%, 9/1/48	100	94
Weyerhaeuser Co.,
4.00%, 3/9/52	200	155
		20,789
Real Estate Services – 0.0%
CBRE Services, Inc.,
5.95%, 8/15/34	200	213
Retail - Consumer Staples – 0.2%
Costco Wholesale Corp.,
1.75%, 4/20/32	300	260
Dollar General Corp.,
5.50%, 11/1/52 †	200	192
Dollar Tree, Inc.,
2.65%, 12/1/31	200	178
Kroger (The) Co.,
5.00%, 9/15/34	800	807
6.90%, 4/15/38	100	115
5.40%, 7/15/40	100	100
5.50%, 9/15/54	200	195
5.65%, 9/15/64	100	97
Target Corp.,
5.00%, 4/15/35	300	304
4.80%, 1/15/53 †	400	363
Walmart, Inc.,
3.70%, 6/26/28	251	251
1.80%, 9/22/31	2,000	1,764
3.95%, 6/28/38	200	185
4.50%, 4/15/53	300	269
		5,080
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Retail - Discretionary – 0.3%
AutoNation, Inc.,
3.85%, 3/1/32	$300	$281
AutoZone, Inc.,
3.75%, 4/18/29	121	119
4.00%, 4/15/30	129	127
6.55%, 11/1/33	300	335
Dick's Sporting Goods, Inc.,
4.10%, 1/15/52	100	74
Home Depot (The), Inc.,
4.75%, 6/25/29	600	614
5.40%, 9/15/40	680	701
5.95%, 4/1/41	405	437
4.50%, 12/6/48	400	352
3.63%, 4/15/52	643	482
Lowe's Cos., Inc.,
3.35%, 4/1/27	115	114
3.65%, 4/5/29	76	75
3.75%, 4/1/32	500	478
4.50%, 10/15/32	300	298
2.80%, 9/15/41	200	145
4.05%, 5/3/47	94	76
3.00%, 10/15/50 †	700	453
5.85%, 4/1/63	300	303
O'Reilly Automotive, Inc.,
3.90%, 6/1/29	500	494
Ross Stores, Inc.,
1.88%, 4/15/31	200	174
TJX (The) Cos., Inc.,
1.15%, 5/15/28	74	69
		6,201
Semiconductors – 0.6%
Advanced Micro Devices, Inc.,
4.39%, 6/1/52	150	129
Analog Devices, Inc.,
3.45%, 6/15/27	500	496
2.80%, 10/1/41	300	222
Applied Materials, Inc.,
1.75%, 6/1/30	500	450
5.85%, 6/15/41	100	107
Broadcom, Inc.,
4.15%, 2/15/28	1,000	1,003
2.45%, 2/15/31 (2)	1,024	931
4.15%, 4/15/32 (2)	500	490
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  69 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Semiconductors – 0.6%continued
5.20%, 7/15/35	$700	$721
4.93%, 5/15/37 (2) (8)	200	199
3.50%, 2/15/41 (2)	200	165
3.75%, 2/15/51 (2)	700	548
Intel Corp.,
5.00%, 2/21/31 †	400	411
2.00%, 8/12/31	50	44
5.20%, 2/10/33 †	300	307
4.80%, 10/1/41 †	80	72
3.73%, 12/8/47	741	547
3.25%, 11/15/49	200	133
4.75%, 3/25/50	200	169
5.70%, 2/10/53	700	677
3.10%, 2/15/60	200	119
KLA Corp.,
5.25%, 7/15/62	250	240
Lam Research Corp.,
1.90%, 6/15/30	700	632
Marvell Technology, Inc.,
5.75%, 2/15/29	300	313
Micron Technology, Inc.,
5.38%, 4/15/28	1,000	1,031
5.30%, 1/15/31	200	207
5.80%, 1/15/35	100	105
NVIDIA Corp.,
3.50%, 4/1/50	400	307
QUALCOMM, Inc.,
5.40%, 5/20/33	300	319
4.80%, 5/20/45	300	281
6.00%, 5/20/53	200	215
Texas Instruments, Inc.,
2.25%, 9/4/29	200	187
4.90%, 3/14/33	800	824
5.15%, 2/8/54	200	193
		12,794
Software – 0.7%
Adobe, Inc.,
2.15%, 2/1/27	419	410
5.30%, 1/17/35 †	200	212
Autodesk, Inc.,
3.50%, 6/15/27	135	134
Cadence Design Systems, Inc.,
4.30%, 9/10/29	400	402
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Software – 0.7%continued
Concentrix Corp.,
6.85%, 8/2/33 †	$200	$207
Fortinet, Inc.,
2.20%, 3/15/31	100	89
Intuit, Inc.,
5.20%, 9/15/33	300	314
Microsoft Corp.,
1.35%, 9/15/30	300	266
4.50%, 6/15/47	900	829
2.50%, 9/15/50	200	125
2.68%, 6/1/60	100	60
3.04%, 3/17/62	1,000	651
Oracle Corp.,
2.80%, 4/1/27	7	7
4.50%, 5/6/28	600	604
2.88%, 3/25/31	509	467
5.25%, 2/3/32	900	928
4.80%, 9/26/32	2,200	2,203
4.90%, 2/6/33	300	303
4.70%, 9/27/34	1,000	977
3.90%, 5/15/35	336	306
3.80%, 11/15/37	5	4
5.38%, 7/15/40	590	579
3.60%, 4/1/50	1,000	704
5.55%, 2/6/53	500	473
4.38%, 5/15/55	25	20
3.85%, 4/1/60	500	344
Roper Technologies, Inc.,
4.90%, 10/15/34	400	400
Salesforce, Inc.,
1.50%, 7/15/28	1,300	1,221
1.95%, 7/15/31	300	266
Synopsys, Inc.,
4.85%, 4/1/30	1,000	1,019
VMware LLC,
2.20%, 8/15/31	300	265
Workday, Inc.,
3.80%, 4/1/32	300	286
		15,075
Specialty Finance – 0.7%
Air Lease Corp.,
3.63%, 12/1/27	163	160
2.10%, 9/1/28	131	122
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 70 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Specialty Finance – 0.7%continued
4.63%, 10/1/28	$651	$654
3.25%, 10/1/29 †	500	475
Ally Financial, Inc.,
(Variable, U.S. SOFR + 2.82%), 6.85%, 1/3/30 (3)	500	529
American Express Co.,
1.65%, 11/4/26	84	82
5.85%, 11/5/27	500	518
4.05%, 5/3/29	72	72
(Variable, U.S. SOFR Compounded Index + 1.28%), 5.28%, 7/27/29 (3)	200	206
(Variable, U.S. SOFR + 1.94%), 6.49%, 10/30/31 (3)	700	767
(Variable, U.S. SOFR + 1.93%), 5.63%, 7/28/34 (3)	300	313
(Variable, U.S. SOFR + 1.79%), 5.67%, 4/25/36 (3)	300	317
Capital One Financial Corp.,
3.75%, 3/9/27	250	249
3.65%, 5/11/27 †	144	143
(Variable, U.S. SOFR + 0.86%), 1.88%, 11/2/27 (3) †	355	346
(Variable, U.S. SOFR + 2.08%), 5.47%, 2/1/29 (3)	700	718
(Variable, U.S. SOFR + 2.64%), 6.31%, 6/8/29 (3)	500	524
(Variable, U.S. SOFR + 2.86%), 6.38%, 6/8/34 (3)	400	433
(Variable, U.S. SOFR Compounded Index + 3.37%), 7.96%, 11/2/34 (3)	300	355
Equifax, Inc.,
2.35%, 9/15/31	380	336
FactSet Research Systems, Inc.,
3.45%, 3/1/32	100	92
Fidelity National Financial, Inc.,
3.20%, 9/17/51	200	128
Fidelity National Information Services, Inc.,
5.10%, 7/15/32 †	400	410
Fiserv, Inc.,
5.38%, 8/21/28	500	516
3.50%, 7/1/29 †	200	194
4.55%, 2/15/31	200	201
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Specialty Finance – 0.7%continued
5.15%, 8/12/34	$500	$506
GATX Corp.,
3.50%, 3/15/28	500	491
5.20%, 3/15/44	35	33
6.05%, 6/5/54	150	156
Global Payments, Inc.,
4.95%, 8/15/27	1,000	1,012
Mastercard, Inc.,
4.35%, 1/15/32	500	502
3.80%, 11/21/46	500	406
Moody's Corp.,
4.25%, 8/8/32	500	494
PayPal Holdings, Inc.,
2.85%, 10/1/29	300	286
5.15%, 6/1/34	500	515
S&P Global, Inc.,
2.45%, 3/1/27 †	300	294
5.25%, 9/15/33	300	314
3.70%, 3/1/52	100	77
Synchrony Financial,
3.95%, 12/1/27	400	395
Verisk Analytics, Inc.,
5.75%, 4/1/33	300	319
Visa, Inc.,
2.05%, 4/15/30	400	368
4.15%, 12/14/35	100	97
2.00%, 8/15/50	500	278
		15,403
Steel – 0.0%
Nucor Corp.,
2.98%, 12/15/55	275	174
Steel Dynamics, Inc.,
3.45%, 4/15/30	300	289
		463
Technology Hardware – 0.5%
Apple, Inc.,
3.35%, 2/9/27	345	343
3.20%, 5/11/27	201	199
2.90%, 9/12/27	400	394
4.00%, 5/10/28	500	503
3.25%, 8/8/29 †	37	36
2.20%, 9/11/29	188	176
4.15%, 5/10/30	400	404
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  71 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Technology Hardware – 0.5%continued
4.50%, 5/12/32	$300	$306
3.35%, 8/8/32 †	450	430
4.30%, 5/10/33 †	300	304
2.38%, 2/8/41	215	155
3.85%, 5/4/43	305	260
3.45%, 2/9/45	25	20
4.38%, 5/13/45	160	145
4.65%, 2/23/46	206	193
3.85%, 8/4/46	20	17
4.25%, 2/9/47	11	10
3.75%, 9/12/47	8	6
3.75%, 11/13/47	25	20
2.95%, 9/11/49	700	479
4.85%, 5/10/53 †	900	875
Arrow Electronics, Inc.,
3.88%, 1/12/28	250	247
CDW LLC/CDW Finance Corp.,
3.28%, 12/1/28	500	483
Cisco Systems, Inc.,
4.95%, 2/24/32	400	414
5.90%, 2/15/39	200	217
5.50%, 1/15/40	90	94
5.35%, 2/26/64	500	491
Corning, Inc.,
5.35%, 11/15/48	300	291
Dell International LLC/EMC Corp.,
5.50%, 4/1/35 †	200	207
8.35%, 7/15/46	223	290
Dell, Inc.,
7.10%, 4/15/28	1,000	1,068
Flex Ltd.,
6.00%, 1/15/28	300	310
Hewlett Packard Enterprise Co.,
4.85%, 10/15/31	800	808
6.35%, 10/15/45	200	211
HP, Inc.,
6.00%, 9/15/41 †	275	284
Jabil, Inc.,
3.00%, 1/15/31	300	276
Juniper Networks, Inc.,
5.95%, 3/15/41 †	100	101
Motorola Solutions, Inc.,
5.60%, 6/1/32	400	421
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Technology Hardware – 0.5%continued
TD SYNNEX Corp.,
2.65%, 8/9/31	$150	$135
Teledyne Technologies, Inc.,
2.75%, 4/1/31	200	184
Western Digital Corp.,
3.10%, 2/1/32	250	226
		12,033
Telecommunications – 0.7%
AT&T, Inc.,
4.70%, 8/15/30	400	407
2.75%, 6/1/31	359	329
5.40%, 2/15/34	1,700	1,767
3.10%, 2/1/43	900	666
4.50%, 3/9/48	574	487
3.30%, 2/1/52	550	369
5.70%, 11/1/54	400	395
3.80%, 12/1/57	1,200	856
3.65%, 9/15/59	500	342
T-Mobile U.S.A., Inc.,
4.75%, 2/1/28	1,066	1,068
4.80%, 7/15/28 †	785	799
3.88%, 4/15/30	500	490
5.15%, 4/15/34	500	512
3.00%, 2/15/41	300	225
4.50%, 4/15/50	400	337
6.00%, 6/15/54	200	207
5.50%, 1/15/55	500	483
5.88%, 11/15/55	300	306
Verizon Communications, Inc.,
3.15%, 3/22/30	1,352	1,293
1.68%, 10/30/30	818	719
4.78%, 2/15/35	1,465	1,441
3.40%, 3/22/41	300	237
3.88%, 3/1/52 †	300	230
5.50%, 2/23/54	200	197
2.99%, 10/30/56	700	432
3.70%, 3/22/61	1,000	704
		15,298
Tobacco & Cannabis – 0.2%
Altria Group, Inc.,
6.20%, 11/1/28	500	528
2.45%, 2/4/32	200	176
4.50%, 5/2/43	410	354
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 72 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Tobacco & Cannabis – 0.2%continued
5.95%, 2/14/49	$517	$528
Philip Morris International, Inc.,
5.25%, 9/7/28	800	826
4.88%, 2/13/29	600	613
1.75%, 11/1/30	181	160
4.75%, 11/1/31	400	407
4.13%, 3/4/43	591	505
4.88%, 11/15/43	100	93
		4,190
Transportation & Logistics – 0.4%
American Airlines Pass Through Trust, Series 2021-1, Class A,
2.88%, 7/11/34 †	252	228
Burlington Northern Santa Fe LLC,
3.25%, 6/15/27	325	321
6.20%, 8/15/36	455	507
5.15%, 9/1/43	280	275
3.55%, 2/15/50	400	300
5.50%, 3/15/55	150	150
CH Robinson Worldwide, Inc.,
4.20%, 4/15/28	100	100
CSX Corp.,
2.60%, 11/1/26	25	25
5.20%, 11/15/33	200	209
6.00%, 10/1/36	100	108
6.15%, 5/1/37	190	210
6.22%, 4/30/40	365	403
4.75%, 11/15/48	200	181
4.50%, 3/15/49	100	86
Delta Air Lines Pass Through Trust, Series 2020-1, Class AA,
2.00%, 6/10/28	105	101
FedEx Corp.,
4.25%, 5/15/30 †	95	95
2.40%, 5/15/31 (2)	400	360
4.10%, 4/15/43 (2)	300	239
4.75%, 11/15/45 (2)	200	173
JetBlue Pass Through Trust, Series 2020-1, Class A,
4.00%, 11/15/32	141	133
Kirby Corp.,
4.20%, 3/1/28	100	100
Norfolk Southern Corp.,
5.05%, 8/1/30	400	415
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Transportation & Logistics – 0.4%continued
4.45%, 6/15/45	$275	$240
3.94%, 11/1/47	300	242
5.35%, 8/1/54	100	98
5.95%, 3/15/64	200	211
Ryder System, Inc.,
6.60%, 12/1/33	100	112
Southwest Airlines Co.,
5.13%, 6/15/27	400	405
Union Pacific Corp.,
2.89%, 4/6/36	300	253
3.38%, 2/14/42	100	79
3.25%, 2/5/50	800	563
5.60%, 12/1/54	100	102
5.15%, 1/20/63 †	500	468
United Airlines Pass Through Trust, Series 2019-1, Class AA,
4.15%, 8/25/31	318	310
United Airlines Pass Through Trust, Series 2024-1, Class A,
5.88%, 2/15/37	193	197
United Parcel Service, Inc.,
5.20%, 4/1/40	500	500
3.75%, 11/15/47	180	140
5.30%, 4/1/50 †	377	365
5.60%, 5/22/64	200	197
		9,201
Transportation Equipment – 0.0%
Cummins, Inc.,
1.50%, 9/1/30	500	442
4.88%, 10/1/43	90	87
PACCAR Financial Corp.,
4.00%, 9/26/29	200	200
Westinghouse Air Brake Technologies Corp.,
4.70%, 9/15/28	250	254
		983
Wholesale - Consumer Staples – 0.1%
Archer-Daniels-Midland Co.,
3.75%, 9/15/47	295	228
Bunge Ltd. Finance Corp.,
3.20%, 4/21/31	200	187
Sysco Corp.,
3.25%, 7/15/27	523	516
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  73 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.5% continued
Wholesale - Consumer Staples – 0.1%continued
5.38%, 9/21/35	$250	$257
4.45%, 3/15/48	300	256
		1,444
Wholesale - Discretionary – 0.0%
LKQ Corp.,
5.75%, 6/15/28	200	207
Total Corporate Bonds
(Cost $488,839)		473,833

FOREIGN ISSUER BONDS – 6.2%
Aerospace & Defense – 0.0%
Embraer Netherlands Finance B.V.,
5.98%, 2/11/35	100	106
Asset Management – 0.1%
Brookfield Asset Management Ltd.,
5.80%, 4/24/35	200	210
Brookfield Finance, Inc.,
4.85%, 3/29/29	300	305
4.35%, 4/15/30	500	500
5.68%, 1/15/35	300	311
CI Financial Corp.,
4.10%, 6/15/51	100	72
UBS A.G.,
5.65%, 9/11/28	800	836
		2,234
Automotive – 0.1%
Honda Motor Co. Ltd.,
2.53%, 3/10/27	1,000	978
5.34%, 7/8/35	200	204
Magna International, Inc.,
5.50%, 3/21/33	200	208
Mercedes-Benz Finance North America LLC,
8.50%, 1/18/31	175	208
		1,598
Banking – 1.7%
Australia & New Zealand Banking Group Ltd.,
4.62%, 12/16/29 †	350	357
Banco Bilbao Vizcaya Argentaria S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.70%), 6.14%, 9/14/28 (3)	400	414
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.2% continued
Banking – 1.7%continued
Banco Santander S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.00%), 4.18%, 3/24/28 (3)	$200	$200
3.31%, 6/27/29	1,400	1,355
6.94%, 11/7/33	400	458
Bank of Montreal,
2.65%, 3/8/27	1,000	981
(Variable, U.S. SOFR + 1.25%), 4.64%, 9/10/30 (3)	300	304
Bank of Nova Scotia (The),
5.65%, 2/1/34	500	532
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.05%), 2.28%, 11/24/27 (3)	528	516
(Variable, U.S. SOFR + 1.74%), 5.69%, 3/12/30 (3)	500	519
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.50%), 7.44%, 11/2/33 (3)	500	574
(Variable, U.S. SOFR + 2.98%), 6.22%, 5/9/34 (3)	1,000	1,076
(Variable, U.S. SOFR + 1.59%), 5.79%, 2/25/36 (3)	300	313
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.30%), 3.33%, 11/24/42 (3)	100	77
5.25%, 8/17/45	144	139
BPCE S.A.,
3.38%, 12/2/26	250	248
Canadian Imperial Bank of Commerce,
3.45%, 4/7/27	500	496
6.09%, 10/3/33	300	326
Commonwealth Bank of Australia,
4.58%, 11/27/26	250	252
Cooperatieve Rabobank U.A.,
5.50%, 10/5/26	500	508
5.75%, 12/1/43	250	255
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 3.65%), 7.08%, 2/10/34 (3)	900	989
(Variable, U.S. SOFR + 2.05%), 5.40%, 9/11/35 (3) †	300	306
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 74 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.2% continued
Banking – 1.7%continued
HSBC Holdings PLC,
(Variable, U.S. SOFR + 1.10%), 2.25%, 11/22/27 (3)	$1	$1
(Variable, CME Term SOFR 3M + 1.81%), 4.04%, 3/13/28 (3)	200	199
(Variable, U.S. SOFR + 1.73%), 2.01%, 9/22/28 (3)	400	383
(Variable, U.S. SOFR + 1.04%), 5.13%, 11/19/28 (3)	1,500	1,527
(Variable, U.S. SOFR + 1.97%), 6.16%, 3/9/29 (3)	750	782
(Variable, U.S. SOFR + 1.29%), 2.21%, 8/17/29 (3)	150	142
(Variable, U.S. SOFR + 1.46%), 5.55%, 3/4/30 (3) †	1,000	1,038
(Variable, U.S. SOFR + 1.29%), 5.13%, 3/3/31 (3)	500	512
(Variable, U.S. SOFR + 1.95%), 2.36%, 8/18/31 (3)	1,300	1,177
(Variable, U.S. SOFR + 1.52%), 5.73%, 5/17/32 (3)	800	842
(Variable, U.S. SOFR + 2.87%), 5.40%, 8/11/33 (3)	500	519
6.80%, 6/1/38	150	167
5.25%, 3/14/44	200	195
ING Groep N.V.,
(Variable, U.S. SOFR + 1.01%), 4.86%, 3/25/29 (3)	700	709
(Variable, U.S. SOFR + 2.09%), 6.11%, 9/11/34 (3)	200	216
(Variable, U.S. SOFR + 1.61%), 5.53%, 3/25/36 (3)	200	207
Lloyds Banking Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.38%), 5.46%, 1/5/28 (3)	500	507
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 0.85%), 5.09%, 11/26/28 (3)	500	509
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.60%), 6.07%, 6/13/36 (3) †	300	315
4.34%, 1/9/48	500	409
Mitsubishi UFJ Financial Group, Inc.,
3.29%, 7/25/27	378	373
3.74%, 3/7/29	1,500	1,481
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.2% continued
Banking – 1.7%continued
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.53%), 5.48%, 2/22/31 (3)	$1,000	$1,042
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.13%), 5.13%, 7/20/33 (3)	200	206
Mitsubshi UFJ Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.27%), 5.62%, 4/24/36 (3)	200	210
Mizuho Financial Group, Inc.,
(Variable, CME Term SOFR 3M + 1.33%), 2.59%, 5/25/31 (3)	1,000	923
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.80%), 5.75%, 5/27/34 (3)	500	531
National Australia Bank Ltd.,
4.90%, 1/14/30	500	516
NatWest Group PLC,
(Variable, ICE LIBOR USD 3M + 1.75%), 4.89%, 5/18/29 (3)	1,000	1,016
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.78%, 3/1/35 (3)	300	316
Royal Bank of Canada,
(Variable, U.S. SOFR Compounded Index + 0.86%), 4.52%, 10/18/28 (3)	1,000	1,008
3.88%, 5/4/32	600	582
5.15%, 2/1/34	200	208
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR + 2.60%), 6.53%, 1/10/29 (3)	700	733
Standard Chartered Bank,
4.85%, 12/3/27	250	255
Sumitomo Mitsui Financial Group, Inc.,
3.54%, 1/17/28 †	1,250	1,237
2.13%, 7/8/30	400	362
(Variable, U.S. SOFR + 1.38%), 4.95%, 7/8/33 (3)	200	204
5.78%, 7/13/33	800	855
5.81%, 9/14/33	500	537
Toronto-Dominion Bank (The),
1.95%, 1/12/27 †	2,052	2,002
4.46%, 6/8/32	400	400
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  75 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.2% continued
Banking – 1.7%continued
UBS A.G.,
7.50%, 2/15/28	$250	$269
Westpac Banking Corp.,
3.35%, 3/8/27	500	496
5.46%, 11/18/27	500	516
1.95%, 11/20/28	308	290
5.05%, 4/16/29	500	516
6.82%, 11/17/33	300	336
		38,971
Beverages – 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.90%, 2/1/46	1,500	1,405
Anheuser-Busch InBev Worldwide, Inc.,
3.50%, 6/1/30 †	1,300	1,266
8.00%, 11/15/39	310	397
4.95%, 1/15/42	190	183
4.50%, 6/1/50	200	181
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	200	167
Diageo Capital PLC,
5.63%, 10/5/33	500	532
Diageo Investment Corp.,
5.13%, 8/15/30	200	207
5.63%, 4/15/35	300	318
		4,656
Biotechnology & Pharmaceuticals – 0.1%
AstraZeneca PLC,
3.13%, 6/12/27	31	31
1.38%, 8/6/30	731	644
6.45%, 9/15/37	450	513
4.00%, 9/18/42	250	217
GlaxoSmithKline Capital, Inc.,
3.88%, 5/15/28	300	300
5.38%, 4/15/34	150	158
6.38%, 5/15/38	274	308
Takeda Pharmaceutical Co. Ltd.,
3.03%, 7/9/40	500	381
3.18%, 7/9/50	204	138
		2,690
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.2% continued
Cable & Satellite – 0.0%
Grupo Televisa S.A.B.,
6.63%, 1/15/40	$300	$276
Chemicals – 0.0%
Nutrien Ltd.,
4.13%, 3/15/35	23	21
5.88%, 12/1/36	27	29
5.63%, 12/1/40	150	151
6.13%, 1/15/41	200	210
5.80%, 3/27/53	200	204
		615
Commercial Support Services – 0.0%
RELX Capital, Inc.,
4.75%, 3/27/30	300	306
Thomson Reuters Corp.,
5.50%, 8/15/35	150	153
		459
Containers & Packaging – 0.0%
Smurfit Kappa Treasury ULC,
5.78%, 4/3/54	200	204
E-Commerce Discretionary – 0.1%
Alibaba Group Holding Ltd.,
5.25%, 5/26/35 (2)	200	209
4.40%, 12/6/57	600	515
JD.com, Inc.,
3.38%, 1/14/30	300	291
		1,015
Electric Utilities – 0.0%
Emera U.S. Finance L.P.,
2.64%, 6/15/31	300	268
Enel Americas S.A.,
4.00%, 10/25/26	200	200
National Grid PLC,
5.60%, 6/12/28	150	155
		623
Electrical Equipment – 0.0%
ABB Finance U.S.A., Inc.,
3.80%, 4/3/28	200	201
Tyco Electronics Group S.A.,
7.13%, 10/1/37	50	59
		260
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 76 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.2% continued
Forestry, Paper & Wood Products – 0.0%
Suzano Austria GmbH,
3.13%, 1/15/32	$400	$359
Governmental Banks – 0.4%
Export Development Canada,
3.88%, 2/14/28	500	502
4.13%, 2/13/29	1,000	1,013
Export-Import Bank of Korea,
5.25%, 1/14/35	300	319
2.50%, 6/29/41	500	366
Japan Bank for International Cooperation,
2.75%, 11/16/27	1,373	1,343
4.63%, 7/19/28	200	204
3.50%, 10/31/28	301	298
1.88%, 4/15/31	500	448
Korea Development Bank (The),
4.88%, 2/3/30	200	207
4.38%, 2/15/33	800	798
Kreditanstalt fuer Wiederaufbau,
2.88%, 4/3/28 †	1,215	1,193
4.38%, 2/28/34	1,500	1,531
0.00%, 4/18/36 (10)	500	320
Landwirtschaftliche Rentenbank,
3.88%, 6/14/28	500	503
Oesterreichische Kontrollbank A.G.,
4.25%, 3/1/28	500	506
		9,551
Household Products – 0.1%
Unilever Capital Corp.,
2.90%, 5/5/27	326	321
4.88%, 9/8/28	400	411
5.90%, 11/15/32	125	137
4.63%, 8/12/34 †	100	101
		970
Industrial Support Services – 0.0%
Triton Container International Ltd./TAL International Container Corp.,
3.25%, 3/15/32	200	179
Institutional Financial Services – 0.1%
Marex Group PLC,
6.40%, 11/4/29	50	51
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.2% continued
Institutional Financial Services – 0.1%continued
Nomura Holdings, Inc.,
5.39%, 7/6/27	$1,200	$1,222
6.07%, 7/12/28	500	523
		1,796
Insurance – 0.0%
Fairfax Financial Holdings Ltd.,
6.35%, 3/22/54	200	211
Manulife Financial Corp.,
3.70%, 3/16/32	300	287
RenaissanceRe Holdings Ltd.,
5.75%, 6/5/33	200	210
XL Group Ltd.,
5.25%, 12/15/43	50	49
		757
Internet Media & Services – 0.0%
Baidu, Inc.,
2.38%, 8/23/31	300	271
Weibo Corp.,
3.38%, 7/8/30 †	200	189
		460
Leisure Facilities & Services – 0.0%
Sands China Ltd.,
2.30%, 3/8/27	700	680
Machinery – 0.0%
nVent Finance S.a.r.l.,
5.65%, 5/15/33	200	209
Medical Equipment & Devices – 0.0%
Koninklijke Philips N.V.,
6.88%, 3/11/38	225	255
5.00%, 3/15/42	100	94
		349
Metals & Mining – 0.2%
AngloGold Ashanti Holdings PLC,
3.75%, 10/1/30	200	191
Barrick North America Finance LLC,
5.70%, 5/30/41	300	308
BHP Billiton Finance U.S.A. Ltd.,
4.13%, 2/24/42	200	176
5.50%, 9/8/53	300	305
Kinross Gold Corp.,
6.25%, 7/15/33	100	109
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  77 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.2% continued
Metals & Mining – 0.2%continued
Rio Tinto Alcan, Inc.,
6.13%, 12/15/33	$100	$110
5.75%, 6/1/35	100	107
Rio Tinto Finance U.S.A. PLC,
4.75%, 3/22/42	150	140
4.13%, 8/21/42	300	260
5.88%, 3/14/65	300	313
Southern Copper Corp.,
7.50%, 7/27/35	300	355
6.75%, 4/16/40	90	102
Vale Overseas Ltd.,
6.13%, 6/12/33	600	641
		3,117
Oil & Gas Supply Chain – 0.3%
Canadian Natural Resources Ltd.,
3.85%, 6/1/27	395	392
7.20%, 1/15/32	15	17
6.45%, 6/30/33	135	146
6.75%, 2/1/39	200	220
Cenovus Energy, Inc.,
3.75%, 2/15/52	200	142
Enbridge, Inc.,
6.00%, 11/15/28	400	421
6.20%, 11/15/30	500	539
5.63%, 4/5/34	300	313
3.40%, 8/1/51	300	206
5.95%, 4/5/54	100	103
Equinor ASA,
3.00%, 4/6/27	52	51
2.38%, 5/22/30	870	805
4.25%, 11/23/41	350	317
South Bow U.S.A. Infrastructure Holdings LLC,
5.03%, 10/1/29	400	405
Suncor Energy, Inc.,
7.15%, 2/1/32	200	225
5.95%, 12/1/34	50	53
6.80%, 5/15/38	130	143
3.75%, 3/4/51	100	72
TotalEnergies Capital International S.A.,
2.83%, 1/10/30 †	500	477
TotalEnergies Capital S.A.,
5.15%, 4/5/34	400	415
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.2% continued
Oil & Gas Supply Chain – 0.3%continued
5.28%, 9/10/54	$500	$480
TransCanada PipeLines Ltd.,
6.10%, 6/1/40	200	211
5.10%, 3/15/49	400	371
Woodside Finance Ltd.,
5.70%, 9/12/54 †	100	96
		6,620
Regional – 0.2%
Province of Alberta Canada,
4.50%, 1/24/34	500	506
Province of British Columbia Canada,
4.80%, 11/15/28	750	772
4.90%, 4/24/29	500	518
7.25%, 9/1/36	175	213
Province of Manitoba Canada,
4.90%, 5/31/34	500	516
Province of Ontario Canada,
4.20%, 1/18/29 †	1,000	1,013
1.13%, 10/7/30	426	372
2.13%, 1/21/32	60	53
5.05%, 4/24/34	500	525
Province of Quebec Canada,
7.50%, 9/15/29	375	425
4.50%, 9/8/33	500	506
		5,419
Retail - Consumer Staples – 0.0%
Koninklijke Ahold Delhaize N.V.,
5.70%, 10/1/40	116	120
Semiconductors – 0.1%
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
3.40%, 5/1/30	1,000	959
TSMC Arizona Corp.,
3.13%, 10/25/41	500	406
		1,365
Sovereign Agencies – 0.0%
Japan International Cooperation Agency,
4.00%, 5/23/28	400	401
Sovereign Government – 1.0%
Canada Government International Bond,
4.63%, 4/30/29	1,200	1,237
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 78 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.2% continued
Sovereign Government – 1.0%continued
Chile Government International Bond,
2.75%, 1/31/27	$1,000	$982
5.65%, 1/13/37	300	315
3.50%, 1/25/50	210	153
5.33%, 1/5/54 †	500	484
3.10%, 1/22/61	500	309
Indonesia Government International Bond,
3.50%, 1/11/28	500	494
5.35%, 2/11/49	1,000	997
5.65%, 1/11/53	300	304
Israel Government International Bond,
5.38%, 3/12/29	1,000	1,027
5.63%, 2/19/35	500	517
4.50%, 1/30/43	200	174
3.88%, 7/3/50	600	431
Korea International Bond,
2.75%, 1/19/27	200	197
3.50%, 9/20/28	500	494
Mexico Government International Bond,
5.40%, 2/9/28 †	1,000	1,024
3.25%, 4/16/30	742	699
4.88%, 5/19/33	258	250
3.50%, 2/12/34 (11)	—	—
6.35%, 2/9/35	500	528
4.75%, 3/8/44	1,000	831
5.55%, 1/21/45	500	466
4.60%, 1/23/46	500	400
4.35%, 1/15/47	500	385
4.40%, 2/12/52	700	522
6.34%, 5/4/53	500	486
Panama Government International Bond,
3.88%, 3/17/28	565	554
3.16%, 1/23/30	33	31
2.25%, 9/29/32	102	82
6.88%, 1/31/36 †	500	531
4.50%, 5/15/47 †	250	193
4.50%, 4/1/56	1,000	730
Peruvian Government International Bond,
6.55%, 3/14/37	500	556
3.30%, 3/11/41	500	388
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.2% continued
Sovereign Government – 1.0%continued
5.63%, 11/18/50	$600	$590
Philippine Government International Bond,
4.38%, 3/5/30 †	700	709
7.75%, 1/14/31	500	583
6.38%, 10/23/34	500	564
5.00%, 1/13/37	500	508
3.70%, 2/2/42	500	418
Republic of Italy Government International Bond,
2.88%, 10/17/29	1,200	1,147
5.38%, 6/15/33	175	185
Republic of Poland Government International Bond,
5.38%, 2/12/35	400	415
5.50%, 4/4/53	500	484
5.50%, 3/18/54	200	193
Uruguay Government International Bond,
7.63%, 3/21/36 †	250	303
5.10%, 6/18/50	750	709
		23,579
Specialty Finance – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.88%, 1/23/28	123	122
5.75%, 6/6/28	300	311
3.30%, 1/30/32 †	1,000	921
5.30%, 1/19/34	200	205
ORIX Corp.,
5.00%, 9/13/27 †	300	305
		1,864
Steel – 0.0%
ArcelorMittal S.A.,
6.80%, 11/29/32†	500	556
Supranationals – 1.0%
African Development Bank,
4.38%, 3/14/28	1,000	1,016
Asian Development Bank,
2.50%, 11/2/27	500	488
4.50%, 8/25/28	700	716
4.00%, 1/12/33	2,000	1,998
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  79 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.2% continued
Supranationals – 1.0%continued
Asian Infrastructure Investment Bank (The),
4.13%, 1/18/29	$1,000	$1,014
Council of Europe Development Bank,
4.13%, 1/24/29	500	506
European Bank for Reconstruction & Development,
4.38%, 3/9/28	1,000	1,016
European Investment Bank,
3.88%, 3/15/28	1,000	1,005
3.88%, 6/15/28	500	503
4.00%, 2/15/29	1,000	1,010
3.75%, 11/15/29	500	500
4.38%, 10/10/31	900	924
3.75%, 2/14/33	1,900	1,870
4.88%, 2/15/36	200	211
Inter-American Development Bank,
1.13%, 7/20/28	197	184
3.13%, 9/18/28	1,000	984
1.13%, 1/13/31	1,000	871
3.50%, 4/12/33	300	289
3.88%, 10/28/41	200	180
International Bank for Reconstruction & Development,
4.00%, 7/25/30	500	505
2.50%, 3/29/32	1,000	917
4.00%, 5/6/32	1,400	1,403
3.88%, 8/28/34	500	490
4.70%, 11/8/34	500	500
4.75%, 2/15/35	25	26
5.06%, 2/28/39	1,000	1,030
International Finance Corp.,
4.25%, 7/2/29	1,000	1,018
Nordic Investment Bank,
4.38%, 3/14/28	700	711
		21,885
Telecommunications – 0.2%
America Movil S.A.B. de C.V.,
6.13%, 11/15/37	505	543
Bell Telephone Co. of Canada or Bell Canada,
4.46%, 4/1/48	400	334
British Telecommunications PLC,
5.13%, 12/4/28	200	205
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.2% continued
Telecommunications – 0.2%continued
9.63%, 12/15/30	$100	$123
Deutsche Telekom International Finance B.V.,
8.75%, 6/15/30	400	472
Orange S.A.,
9.00%, 3/1/31	610	741
Rogers Communications, Inc.,
4.50%, 3/15/42	400	348
5.45%, 10/1/43	49	47
4.55%, 3/15/52	500	415
Telefonica Emisiones S.A.,
4.10%, 3/8/27	469	468
5.21%, 3/8/47	570	512
TELUS Corp.,
3.40%, 5/13/32	400	369
Vodafone Group PLC,
7.88%, 2/15/30	2	2
6.15%, 2/27/37	59	64
5.63%, 2/10/53	400	389
5.88%, 6/28/64	300	299
		5,331
Tobacco & Cannabis – 0.1%
BAT Capital Corp.,
4.91%, 4/2/30	400	408
5.83%, 2/20/31	400	423
7.08%, 8/2/53	100	114
Reynolds American, Inc.,
7.25%, 6/15/37	250	288
6.15%, 9/15/43	65	67
5.85%, 8/15/45	795	788
		2,088
Transportation & Logistics – 0.1%
Canadian National Railway Co.,
6.90%, 7/15/28	25	27
6.25%, 8/1/34	15	17
6.20%, 6/1/36	40	44
6.38%, 11/15/37	20	22
4.40%, 8/5/52	300	258
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 80 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.2% continued
Transportation & Logistics – 0.1%continued
Canadian Pacific Railway Co.,
5.95%, 5/15/37	$710	$761
4.95%, 8/15/45	100	94
		1,223
Total Foreign Issuer Bonds
(Cost $144,291)		142,585

U.S. GOVERNMENT AGENCIES – 25.5% (12)
Fannie Mae – 11.7%
7.13%, 1/15/30	1,175	1,336
0.88%, 8/5/30†	600	525
6.63%, 11/15/30	200	226
5.63%, 7/15/37	250	277
Fannie Mae-Aces, Series 2017-M11, Class A2,
2.98%, 8/25/29	104	100
Fannie Mae-Aces, Series 2017-M14, Class A2,
2.81%, 11/25/27(1)	182	178
Fannie Mae-Aces, Series 2017-M4, Class A2,
2.55%, 12/25/26(1)	85	84
Fannie Mae-Aces, Series 2017-M8, Class A2,
3.06%, 5/25/27	204	202
Fannie Mae-Aces, Series 2018-M1, Class A2,
2.99%, 12/25/27(1)	156	153
Fannie Mae-Aces, Series 2018-M10, Class A2,
3.35%, 7/25/28(1)	194	191
Fannie Mae-Aces, Series 2018-M12, Class A2,
3.63%, 8/25/30(1)	110	108
Fannie Mae-Aces, Series 2018-M13, Class A2,
3.74%, 9/25/30(1)	142	140
Fannie Mae-Aces, Series 2018-M2, Class A2,
2.90%, 1/25/28(1)	108	106
Fannie Mae-Aces, Series 2018-M4, Class A2,
3.06%, 3/25/28(1)	71	69
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 11.7%continued
Fannie Mae-Aces, Series 2018-M8, Class A2,
3.30%, 6/25/28(1)	$79	$78
Fannie Mae-Aces, Series 2019-M18, Class A2,
2.47%, 8/25/29	90	86
Fannie Mae-Aces, Series 2019-M4, Class A2,
3.61%, 2/25/31	130	126
Fannie Mae-Aces, Series 2019-M7, Class A2,
3.14%, 4/25/29	155	149
Fannie Mae-Aces, Series 2019-M9, Class A2,
2.94%, 6/25/29	126	122
Fannie Mae-Aces, Series 2020-M42, Class A2,
1.27%, 7/25/30	200	176
Fannie Mae-Aces, Series 2020-M46, Class A2,
1.32%, 5/25/30	488	438
Fannie Mae-Aces, Series 2020-M52, Class A2,
1.32%, 10/25/30(1)	344	302
Fannie Mae-Aces, Series 2020-M53, Class A2,
1.69%, 11/25/32(1)	200	169
Fannie Mae-Aces, Series 2021-M11, Class A2,
1.46%, 3/25/31(1)	200	173
Fannie Mae-Aces, Series 2022-M1, Class A2,
1.67%, 10/25/31(1)	200	172
Fannie Mae-Aces, Series 2022-M10, Class A2,
1.93%, 1/25/32(1)	250	219
Fannie Mae-Aces, Series 2023-M1S, Class A2,
4.50%, 4/25/33(1)	350	352
Fannie Mae-Aces, Series 2025-M1, Class A2,
4.70%, 1/25/35	150	150
Pool #256925,
6.00%, 10/1/37	4	4
Pool #256959,
6.00%, 11/1/37	26	28
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  81 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 11.7%continued
Pool #257042,
6.50%, 1/1/38	$59	$62
Pool #257237,
4.50%, 6/1/28	3	3
Pool #707791,
5.00%, 6/1/33	23	24
Pool #725425,
5.50%, 4/1/34	11	11
Pool #730811,
4.50%, 8/1/33	9	9
Pool #735222,
5.00%, 2/1/35	7	7
Pool #735358,
5.50%, 2/1/35	26	27
Pool #735502,
6.00%, 4/1/35	4	4
Pool #737853,
5.00%, 9/1/33	60	60
Pool #745336,
5.00%, 3/1/36	133	136
Pool #745418,
5.50%, 4/1/36	10	10
Pool #745754,
5.00%, 9/1/34	102	103
Pool #745826,
6.00%, 7/1/36	43	46
Pool #747383,
5.50%, 10/1/33	24	24
Pool #755632,
5.00%, 4/1/34	19	19
Pool #772730,
5.00%, 4/1/34	20	20
Pool #790406,
6.00%, 9/1/34	10	10
Pool #793666,
5.50%, 9/1/34	7	7
Pool #796250,
5.50%, 11/1/34	13	14
Pool #800471,
5.50%, 10/1/34	26	27
Pool #817795,
6.00%, 8/1/36	7	7
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 11.7%continued
Pool #826057,
5.00%, 7/1/35	$22	$22
Pool #826585,
5.00%, 8/1/35	29	30
Pool #828523,
5.00%, 7/1/35	12	12
Pool #831676,
6.50%, 8/1/36	3	3
Pool #833067,
5.50%, 9/1/35	54	56
Pool #833163,
5.00%, 9/1/35	21	21
Pool #845425,
6.00%, 2/1/36	7	7
Pool #868435,
6.00%, 4/1/36	51	53
Pool #869710,
6.00%, 4/1/36	11	12
Pool #871135,
6.00%, 1/1/37	15	16
Pool #885866,
6.00%, 6/1/36	54	57
Pool #888100,
5.50%, 9/1/36	46	48
Pool #888205,
6.50%, 2/1/37	11	11
Pool #889224,
5.50%, 1/1/37	51	53
Pool #889401,
6.00%, 3/1/38	24	25
Pool #889579,
6.00%, 5/1/38	52	55
Pool #889630,
6.50%, 3/1/38	6	6
Pool #889970,
5.00%, 12/1/36	36	37
Pool #890234,
6.00%, 10/1/38	24	26
Pool #890796,
3.50%, 12/1/45	448	422
Pool #893363,
5.00%, 6/1/36	8	8
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 82 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 11.7%continued
Pool #893366,
5.00%, 4/1/35	$16	$17
Pool #898417,
6.00%, 10/1/36	7	7
Pool #899079,
5.00%, 3/1/37	14	14
Pool #902414,
5.50%, 11/1/36	39	40
Pool #906090,
5.50%, 1/1/37	28	29
Pool #918515,
5.00%, 6/1/37	25	25
Pool #923123,
5.00%, 4/1/36	7	7
Pool #923166,
7.50%, 1/1/37	4	4
Pool #928261,
4.50%, 3/1/36	25	25
Pool #928584,
6.50%, 8/1/37	78	83
Pool #928909,
6.00%, 12/1/37(11)	—	—
Pool #928915,
6.00%, 11/1/37	2	2
Pool #930606,
4.00%, 2/1/39	113	111
Pool #932023,
5.00%, 1/1/38	20	20
Pool #940623,
5.50%, 8/1/37	7	7
Pool #943388,
6.00%, 6/1/37	26	27
Pool #943617,
6.00%, 8/1/37	10	10
Pool #945876,
5.50%, 8/1/37	4	4
Pool #947216,
6.00%, 10/1/37	17	17
Pool #953018,
6.50%, 10/1/37	29	30
Pool #953910,
6.00%, 11/1/37	16	17
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 11.7%continued
Pool #955771,
6.50%, 10/1/37	$10	$11
Pool #959604,
6.50%, 11/1/37	3	3
Pool #959880,
5.50%, 11/1/37	4	4
Pool #962687,
5.00%, 4/1/38	28	29
Pool #968037,
6.00%, 1/1/38	21	22
Pool #969632,
6.50%, 1/1/38	14	15
Pool #970013,
4.50%, 6/1/38	60	60
Pool #972452,
5.50%, 3/1/38	35	36
Pool #981854,
5.50%, 7/1/38	7	7
Pool #986760,
5.50%, 7/1/38	82	85
Pool #992472,
6.00%, 10/1/38	7	8
Pool #995018,
5.50%, 6/1/38	17	18
Pool #995203,
5.00%, 7/1/35	105	107
Pool #995879,
6.00%, 4/1/39	21	23
Pool #AA0649,
5.00%, 12/1/38	82	84
Pool #AA4482,
4.00%, 4/1/39	99	98
Pool #AA8978,
4.50%, 7/1/39	12	12
Pool #AA9357,
4.50%, 8/1/39	90	91
Pool #AB2067,
3.50%, 1/1/41	217	207
Pool #AB2092,
4.00%, 1/1/41	139	135
Pool #AB2693,
4.50%, 4/1/41	138	138
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  83 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 11.7%continued
Pool #AB2768,
4.50%, 4/1/41	$132	$132
Pool #AB3035,
5.00%, 5/1/41	232	238
Pool #AB3246,
5.00%, 7/1/41	52	53
Pool #AB4293,
3.50%, 1/1/42	268	255
Pool #AB6016,
3.50%, 8/1/42	161	152
Pool #AB7076,
3.00%, 11/1/42	795	731
Pool #AB7503,
3.00%, 1/1/43	284	261
Pool #AB7733,
3.00%, 1/1/43	627	576
Pool #AB9019,
3.00%, 4/1/43	327	301
Pool #AB9136,
2.50%, 4/1/43	35	31
Pool #AB9990,
3.00%, 7/1/33	64	62
Pool #AC3263,
4.50%, 9/1/29	25	25
Pool #AC6118,
4.50%, 11/1/39	57	57
Pool #AC8518,
5.00%, 12/1/39	86	88
Pool #AD0119,
6.00%, 7/1/38	71	75
Pool #AD0639,
6.00%, 12/1/38	22	23
Pool #AD0969,
5.50%, 8/1/37	82	85
Pool #AD5241,
4.50%, 7/1/40	68	68
Pool #AD5525,
5.00%, 6/1/40	100	102
Pool #AD7859,
5.00%, 6/1/40	41	42
Pool #AE0981,
3.50%, 3/1/41	168	161
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 11.7%continued
Pool #AE1807,
4.00%, 10/1/40	$265	$259
Pool #AE3873,
4.50%, 10/1/40	41	41
Pool #AE5436,
4.50%, 10/1/40	68	68
Pool #AE7758,
3.50%, 11/1/25	1	1
Pool #AH1295,
3.50%, 1/1/26	3	3
Pool #AH3226,
5.00%, 2/1/41	34	35
Pool #AH4158,
4.00%, 1/1/41	48	47
Pool #AH4450,
3.00%, 1/1/26	1	1
Pool #AH5614,
3.50%, 2/1/26	3	3
Pool #AH8854,
4.50%, 4/1/41	57	57
Pool #AI1247,
4.00%, 4/1/26	3	3
Pool #AI3470,
4.50%, 6/1/41	93	93
Pool #AI4361,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 8.09% Cap), 7.04%, 9/1/41(13)	2	2
Pool #AI4380,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 7.93% Cap), 6.43%, 11/1/41(13)	5	5
Pool #AI5603,
4.50%, 7/1/41	55	55
Pool #AI7743,
4.00%, 8/1/41	54	52
Pool #AI9555,
4.00%, 9/1/41	126	123
Pool #AI9828,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.82%, 1.82% Floor, 7.93% Cap), 6.75%, 11/1/41(13)	3	3
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 84 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 11.7%continued
Pool #AJ4093,
3.50%, 10/1/26	$3	$3
Pool #AJ4408,
4.50%, 10/1/41	55	55
Pool #AJ6086,
3.00%, 12/1/26	9	9
Pool #AJ9218,
4.00%, 2/1/42	204	199
Pool #AJ9326,
3.50%, 1/1/42	439	418
Pool #AJ9355,
3.00%, 1/1/27	22	22
Pool #AK4813,
3.50%, 3/1/42	145	137
Pool #AK4945,
3.50%, 2/1/42	113	107
Pool #AK7766,
2.50%, 3/1/27	33	32
Pool #AK9444,
4.00%, 3/1/42	23	23
Pool #AL0442,
5.50%, 6/1/40	26	27
Pool #AL1849,
6.00%, 2/1/39	97	104
Pool #AL1939,
3.50%, 6/1/42	405	385
Pool #AL2243,
4.00%, 3/1/42	278	271
Pool #AL2303,
4.50%, 6/1/26(11)	—	—
Pool #AL2397,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.72%, 1.71% Floor, 7.77% Cap), 6.41%, 8/1/42(13)	4	4
Pool #AL3803,
3.00%, 6/1/28	60	59
Pool #AL4462,
2.50%, 6/1/28	81	80
Pool #AL5167,
3.50%, 1/1/34	64	62
Pool #AL5254,
3.00%, 11/1/27	35	35
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 11.7%continued
Pool #AL5377,
4.00%, 6/1/44	$918	$891
Pool #AL5734,
3.50%, 9/1/29	116	115
Pool #AL5785,
4.00%, 9/1/44	543	528
Pool #AL6488,
3.50%, 8/1/43	209	198
Pool #AL7807,
3.00%, 11/1/30	123	121
Pool #AL8951,
3.00%, 8/1/46	265	240
Pool #AO0752,
3.00%, 4/1/42	171	157
Pool #AO0800,
3.00%, 4/1/27	26	26
Pool #AO4136,
3.50%, 6/1/42	227	215
Pool #AO8629,
3.50%, 7/1/42	85	81
Pool #AP6273,
3.00%, 10/1/42	245	225
Pool #AQ6784,
3.50%, 12/1/42	213	202
Pool #AQ8185,
2.50%, 1/1/28	20	20
Pool #AQ8647,
3.50%, 12/1/42	338	319
Pool #AR1706,
2.50%, 1/1/28	221	218
Pool #AR3054,
3.00%, 1/1/28	60	59
Pool #AR3792,
3.00%, 2/1/43	175	161
Pool #AR9188,
2.50%, 3/1/43	57	51
Pool #AR9582,
3.00%, 3/1/43	143	131
Pool #AS0018,
3.00%, 7/1/43	170	156
Pool #AS0275,
3.00%, 8/1/33	80	78
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  85 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 11.7%continued
Pool #AS3294,
4.00%, 9/1/44	$330	$318
Pool #AS3600,
3.00%, 10/1/29	259	255
Pool #AS4085,
4.00%, 12/1/44	154	149
Pool #AS4306,
3.00%, 1/1/45	238	216
Pool #AS5500,
3.00%, 7/1/35	91	87
Pool #AS5666,
4.00%, 8/1/45	225	216
Pool #AS5892,
3.50%, 10/1/45	249	234
Pool #AS6262,
3.50%, 11/1/45	320	300
Pool #AS6398,
3.50%, 12/1/45	279	262
Pool #AS6730,
3.50%, 2/1/46	417	392
Pool #AS7149,
3.00%, 5/1/46	485	441
Pool #AS7157,
3.00%, 5/1/46	186	168
Pool #AS7247,
4.00%, 5/1/46	92	89
Pool #AS7343,
3.00%, 6/1/46	179	162
Pool #AS7480,
2.00%, 7/1/31	41	40
Pool #AS7580,
3.00%, 7/1/46	213	192
Pool #AS8067,
3.00%, 10/1/46	489	442
Pool #AS8074,
3.00%, 10/1/46	152	137
Pool #AS8178,
3.00%, 10/1/36	50	47
Pool #AS8194,
2.50%, 10/1/31	560	541
Pool #AS8424,
3.00%, 12/1/36	90	86
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 11.7%continued
Pool #AS8699,
4.00%, 1/1/47	$542	$521
Pool #AS8960,
4.00%, 3/1/47	183	175
Pool #AS9505,
3.00%, 4/1/32	155	151
Pool #AS9615,
4.50%, 5/1/47	113	111
Pool #AT2720,
3.00%, 5/1/43	402	370
Pool #AT3180,
3.00%, 5/1/43	206	189
Pool #AU1657,
2.50%, 7/1/28	51	50
Pool #AU1689,
3.50%, 8/1/43	975	919
Pool #AU3164,
3.00%, 8/1/33	78	75
Pool #AU5919,
3.50%, 9/1/43	307	289
Pool #AV2339,
4.00%, 12/1/43	157	152
Pool #AW8167,
3.50%, 2/1/42	143	136
Pool #AW8595,
3.00%, 8/1/29	54	53
Pool #AX2163,
3.50%, 11/1/44	175	164
Pool #AX4413,
4.00%, 11/1/44	205	197
Pool #AX4839,
3.50%, 11/1/44	261	245
Pool #AY3062,
3.00%, 11/1/26	10	10
Pool #AY9555,
3.00%, 5/1/45	233	211
Pool #AZ1449,
3.00%, 7/1/45	191	173
Pool #AZ2936,
3.00%, 9/1/45	129	117
Pool #AZ2947,
4.00%, 9/1/45	257	247
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 86 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 11.7%continued
Pool #AZ4775,
3.50%, 10/1/45	$171	$160
Pool #AZ6684,
3.00%, 2/1/31	211	205
Pool #BA2911,
3.00%, 11/1/30	67	65
Pool #BC0326,
3.50%, 12/1/45	130	122
Pool #BC0822,
3.50%, 4/1/46	1,119	1,048
Pool #BC1510,
3.00%, 8/1/46	159	144
Pool #BC9096,
3.50%, 12/1/46	231	217
Pool #BE3171,
2.50%, 2/1/32	178	171
Pool #BH1130,
3.50%, 4/1/32	94	92
Pool #BH7032,
3.50%, 12/1/47	103	96
Pool #BH7106,
3.50%, 1/1/48	218	203
Pool #BJ0648,
3.50%, 3/1/48	239	222
Pool #BJ9181,
5.00%, 5/1/48	192	194
Pool #BJ9260,
4.00%, 4/1/48	181	174
Pool #BJ9977,
4.00%, 5/1/48	147	140
Pool #BK0276,
4.00%, 9/1/48	71	68
Pool #BK0920,
4.00%, 7/1/48	305	293
Pool #BK0922,
4.50%, 7/1/48	52	51
Pool #BK3044,
2.50%, 9/1/50	406	346
Pool #BK4740,
4.00%, 8/1/48	96	92
Pool #BK4764,
4.00%, 8/1/48	95	91
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 11.7%continued
Pool #BK4816,
4.00%, 9/1/48	$133	$128
Pool #BM1787,
4.00%, 9/1/47	104	100
Pool #BM2001,
3.50%, 12/1/46	67	62
Pool #BM3286,
4.50%, 11/1/47	38	37
Pool #BM5288,
3.50%, 1/1/34	92	91
Pool #BM5804,
5.00%, 1/1/49	208	210
Pool #BN1176,
4.50%, 11/1/48	88	86
Pool #BN1628,
4.50%, 11/1/48	59	58
Pool #BN5947,
3.50%, 6/1/49	148	137
Pool #BN6097,
4.00%, 6/1/49	463	443
Pool #BN6683,
3.50%, 6/1/49	210	194
Pool #BN8985,
2.00%, 3/1/51	290	234
Pool #BN9007,
2.00%, 3/1/51	697	567
Pool #BO1012,
3.50%, 8/1/49	79	73
Pool #BO1021,
3.50%, 8/1/49	102	94
Pool #BO1169,
3.50%, 7/1/49	71	66
Pool #BO1444,
3.00%, 10/1/49	168	150
Pool #BO1461,
3.00%, 10/1/49	98	88
Pool #BO3181,
2.50%, 10/1/49	376	320
Pool #BO4708,
3.00%, 11/1/49	319	284
Pool #BO8620,
3.00%, 12/1/49	369	328
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  87 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 11.7%continued
Pool #BP3454,
2.00%, 5/1/36	$365	$337
Pool #BP4660,
2.50%, 5/1/50	112	95
Pool #BP6496,
2.00%, 7/1/35	520	481
Pool #BP6626,
2.00%, 8/1/50	751	611
Pool #BP6683,
2.50%, 9/1/50	504	429
Pool #BP7273,
2.50%, 8/1/50	286	244
Pool #BP7585,
2.00%, 9/1/50	2,484	2,021
Pool #BQ0202,
2.50%, 8/1/50	374	321
Pool #BQ1147,
2.50%, 10/1/50	556	477
Pool #BQ1351,
2.50%, 8/1/50	472	404
Pool #BQ4077,
2.00%, 12/1/50	810	655
Pool #BQ5056,
2.00%, 10/1/50	293	240
Pool #BQ5979,
2.00%, 11/1/50	1,284	1,050
Pool #BR1035,
2.00%, 5/1/51	5,049	4,089
Pool #BR4450,
1.50%, 2/1/36	508	455
Pool #BR6042,
2.00%, 2/1/51	1,776	1,443
Pool #BR9755,
2.00%, 4/1/51	1,211	996
Pool #BR9761,
2.00%, 4/1/51	902	728
Pool #BT1034,
2.00%, 7/1/51	1,728	1,405
Pool #BT2034,
2.50%, 3/1/42	741	657
Pool #BT4528,
2.50%, 9/1/51	7,990	6,894
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 11.7%continued
Pool #BT8308,
4.50%, 8/1/52	$729	$710
Pool #BT9031,
2.00%, 8/1/41	724	628
Pool #BU0066,
2.50%, 10/1/51	857	732
Pool #BU4046,
5.00%, 7/1/53	857	853
Pool #BX1915,
6.00%, 1/1/53	678	701
Pool #BX6021,
5.00%, 2/1/53	320	319
Pool #BY0545,
5.00%, 5/1/53	1,971	1,960
Pool #BY4424,
5.50%, 7/1/53	784	794
Pool #CA0110,
3.50%, 8/1/47	198	185
Pool #CA0619,
4.00%, 10/1/47	58	56
Pool #CA0620,
4.00%, 10/1/47	743	714
Pool #CA0656,
3.50%, 11/1/47	555	517
Pool #CA0859,
3.50%, 12/1/47	397	368
Pool #CA0917,
3.50%, 12/1/47	355	330
Pool #CA1370,
4.00%, 3/1/48	189	181
Pool #CA1378,
4.00%, 3/1/48	152	146
Pool #CA1564,
4.50%, 4/1/48	66	65
Pool #CA1711,
4.50%, 5/1/48	191	188
Pool #CA1902,
4.50%, 6/1/48	187	184
Pool #CA1909,
4.50%, 6/1/48	100	98
Pool #CA1951,
4.00%, 7/1/48	102	98
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 88 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 11.7%continued
Pool #CA1952,
4.50%, 6/1/48	$44	$44
Pool #CA2056,
4.50%, 7/1/48	58	58
Pool #CA2208,
4.50%, 8/1/48	59	58
Pool #CA2256,
3.50%, 8/1/33	80	78
Pool #CA2366,
3.50%, 9/1/48	65	60
Pool #CA2375,
4.00%, 9/1/48	280	269
Pool #CA2559,
4.00%, 11/1/33	95	95
Pool #CA2729,
4.50%, 11/1/48	241	238
Pool #CA3640,
4.00%, 6/1/49	251	240
Pool #CA4029,
4.00%, 8/1/49	689	659
Pool #CA4143,
3.00%, 9/1/49	2,113	1,888
Pool #CA4420,
3.00%, 10/1/49	317	284
Pool #CA4792,
3.00%, 12/1/49	191	170
Pool #CA5020,
3.50%, 1/1/50	350	323
Pool #CA5452,
3.00%, 3/1/50	606	539
Pool #CA5508,
3.00%, 4/1/50	758	669
Pool #CA5700,
2.50%, 5/1/50	3,262	2,801
Pool #CA6072,
2.50%, 6/1/50	316	269
Pool #CA6074,
2.50%, 6/1/50	437	372
Pool #CA6144,
2.50%, 6/1/50	499	425
Pool #CA6290,
3.00%, 7/1/50	375	334
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 11.7%continued
Pool #CA6305,
2.50%, 7/1/50	$863	$735
Pool #CA6339,
2.50%, 7/1/50	887	755
Pool #CA6346,
2.50%, 7/1/50	501	427
Pool #CA6563,
2.50%, 8/1/35	388	366
Pool #CA6601,
2.50%, 8/1/50	371	315
Pool #CA6951,
2.50%, 9/1/50	347	296
Pool #CA6962,
2.50%, 9/1/50	513	440
Pool #CA7216,
2.00%, 10/1/50	2,204	1,794
Pool #CA7232,
2.50%, 10/1/50	985	839
Pool #CA7596,
2.00%, 11/1/50	381	308
Pool #CA7600,
2.50%, 11/1/50	1,024	871
Pool #CA7697,
1.50%, 11/1/50	1,276	985
Pool #CA7736,
2.50%, 11/1/50	1,017	868
Pool #CA8043,
2.50%, 12/1/50	614	524
Pool #CA9143,
2.00%, 2/1/36	669	618
Pool #CA9355,
2.00%, 3/1/41	400	347
Pool #CA9418,
1.50%, 3/1/36	112	100
Pool #CB0113,
2.00%, 4/1/41	614	535
Pool #CB0325,
2.00%, 4/1/51	1,434	1,165
Pool #CB1903,
2.50%, 10/1/51	1,388	1,192
Pool #CB2049,
2.50%, 11/1/51	1,564	1,318
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  89 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 11.7%continued
Pool #CB2079,
2.00%, 11/1/51	$3,603	$2,941
Pool #CB3597,
3.50%, 5/1/52	1,388	1,269
Pool #CB3705,
3.00%, 5/1/37	198	190
Pool #CB4377,
4.00%, 8/1/52	481	456
Pool #CB5094,
6.50%, 11/1/52	1,117	1,179
Pool #CB6031,
5.00%, 4/1/53	81	81
Pool #CB6034,
6.50%, 4/1/53	242	252
Pool #CB6750,
5.50%, 7/1/53	925	938
Pool #CB6755,
6.00%, 7/1/53	770	791
Pool #CB6933,
6.50%, 8/1/53	236	249
Pool #CB7120,
6.00%, 9/1/53	324	332
Pool #CB7123,
6.00%, 9/1/53	309	319
Pool #CB7444,
6.50%, 11/1/53	788	829
Pool #CB8484,
5.50%, 5/1/54	648	655
Pool #CB8821,
6.00%, 7/1/54	874	900
Pool #CB9323,
5.50%, 10/1/54	942	960
Pool #CB9506,
6.00%, 11/1/54	1,002	1,034
Pool #CC0260,
6.00%, 4/1/55	584	605
Pool #DA0508,
6.00%, 10/1/53	261	267
Pool #FA0386,
5.00%, 12/1/54	953	950
Pool #FA0684,
6.00%, 2/1/55	1,798	1,838
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 11.7%continued
Pool #FA1595,
5.50%, 5/1/55	$978	$999
Pool #FM1496,
3.50%, 9/1/49	1,064	983
Pool #FM1708,
3.00%, 12/1/45	200	184
Pool #FM1742,
3.00%, 10/1/49	202	181
Pool #FM1938,
4.50%, 9/1/49	324	320
Pool #FM2305,
3.50%, 2/1/50	518	478
Pool #FM2715,
3.00%, 3/1/50	133	119
Pool #FM2778,
3.00%, 3/1/50	866	773
Pool #FM2963,
3.00%, 2/1/50	721	648
Pool #FM3125,
3.50%, 3/1/50	725	667
Pool #FM3225,
3.00%, 5/1/50	488	437
Pool #FM3610,
4.00%, 6/1/50	260	247
Pool #FM3747,
2.50%, 8/1/50	789	673
Pool #FM4055,
2.50%, 8/1/50	5,610	4,797
Pool #FM4149,
3.00%, 9/1/50	2,392	2,137
Pool #FM4193,
2.50%, 9/1/50	565	486
Pool #FM4476,
2.00%, 10/1/50	1,459	1,193
Pool #FM4544,
2.00%, 10/1/50	771	628
Pool #FM4598,
2.00%, 11/1/40	173	151
Pool #FM4734,
2.00%, 11/1/35	896	828
Pool #FM4799,
2.00%, 11/1/50	661	541
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 90 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 11.7%continued
Pool #FM4868,
2.00%, 11/1/50	$1,101	$902
Pool #FM4951,
1.50%, 11/1/35	406	365
Pool #FM5087,
2.00%, 12/1/50	457	373
Pool #FM5210,
2.00%, 12/1/50	658	545
Pool #FM5534,
2.00%, 1/1/41	257	222
Pool #FM5570,
2.00%, 1/1/36	503	466
Pool #FM5849,
2.00%, 12/1/50	866	699
Pool #FM6055,
2.00%, 2/1/51	1,700	1,388
Pool #FM6099,
2.00%, 2/1/51	1,693	1,370
Pool #FM6338,
2.00%, 2/1/51	1,050	857
Pool #FM6496,
2.00%, 2/1/51	473	388
Pool #FM6550,
2.00%, 3/1/51	335	275
Pool #FM6943,
2.00%, 4/1/51	1,138	933
Pool #FM6964,
2.00%, 5/1/51	895	736
Pool #FM6991,
2.00%, 4/1/51	1,388	1,136
Pool #FM7078,
2.00%, 4/1/51	1,054	869
Pool #FM7080,
2.00%, 4/1/51	545	448
Pool #FM7411,
2.00%, 5/1/51	2,852	2,300
Pool #FM7429,
1.50%, 5/1/36	175	157
Pool #FM7622,
2.00%, 5/1/51	713	586
Pool #FM8146,
2.00%, 7/1/36	1,157	1,070
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 11.7%continued
Pool #FM8848,
2.50%, 9/1/41	$695	$623
Pool #FS0153,
2.00%, 12/1/36	314	289
Pool #FS1096,
2.00%, 1/1/51	1,231	1,003
Pool #FS2039,
2.00%, 2/1/51	797	649
Pool #FS2442,
4.00%, 7/1/52	721	683
Pool #FS2815,
4.00%, 9/1/52	386	368
Pool #FS3086,
5.50%, 10/1/52	1,405	1,428
Pool #FS3402,
5.00%, 11/1/52	311	310
Pool #FS3421,
5.00%, 12/1/52	319	318
Pool #FS3452,
5.00%, 12/1/52	535	540
Pool #FS3747,
5.50%, 12/1/52	588	595
Pool #FS3762,
5.00%, 12/1/52	462	462
Pool #FS3921,
5.50%, 2/1/53	378	387
Pool #FS4041,
5.50%, 3/1/53	564	572
Pool #FS4047,
3.50%, 12/1/42	157	149
Pool #FS4463,
1.50%, 8/1/37	463	414
Pool #FS4485,
6.00%, 5/1/53	535	552
Pool #FS4522,
5.00%, 5/1/53	162	161
Pool #FS4842,
5.50%, 6/1/53	238	242
Pool #FS4931,
6.00%, 6/1/53	785	806
Pool #FS5115,
5.50%, 6/1/53	436	441
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  91 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 11.7%continued
Pool #FS5116,
5.50%, 6/1/53	$388	$395
Pool #FS5119,
6.00%, 7/1/53	2,400	2,480
Pool #FS5304,
5.50%, 7/1/53	164	168
Pool #FS5396,
5.00%, 7/1/53	1,746	1,752
Pool #FS5436,
5.50%, 8/1/53	272	278
Pool #FS5562,
2.00%, 3/1/52	2,958	2,408
Pool #FS5584,
6.50%, 8/1/53	374	393
Pool #FS5696,
2.00%, 4/1/51	261	213
Pool #FS5709,
5.00%, 8/1/53	750	751
Pool #FS5838,
6.00%, 9/1/53	1,093	1,132
Pool #FS5946,
2.00%, 3/1/37	2,328	2,143
Pool #FS5965,
6.00%, 10/1/53	315	325
Pool #FS6092,
6.00%, 10/1/53	284	292
Pool #FS6315,
6.50%, 11/1/53	365	381
Pool #FS6461,
6.00%, 10/1/53	406	419
Pool #FS6533,
6.00%, 6/1/53	1,650	1,710
Pool #FS6611,
7.00%, 12/1/53	1,211	1,267
Pool #FS6635,
3.00%, 11/1/53	1,341	1,179
Pool #FS6855,
6.50%, 2/1/54	438	458
Pool #FS7033,
6.00%, 8/1/53	585	601
Pool #FS8129,
5.50%, 5/1/54	529	540
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 11.7%continued
Pool #FS8144,
5.50%, 5/1/54	$790	$807
Pool #MA0361,
4.00%, 3/1/30	21	21
Pool #MA0711,
3.50%, 4/1/31	43	42
Pool #MA1138,
3.50%, 8/1/32	82	81
Pool #MA1141,
3.00%, 8/1/32	39	37
Pool #MA1200,
3.00%, 10/1/32	227	220
Pool #MA2320,
3.00%, 7/1/35	197	187
Pool #MA2473,
3.50%, 12/1/35	80	77
Pool #MA2512,
4.00%, 1/1/46	107	103
Pool #MA2670,
3.00%, 7/1/46	501	453
Pool #MA2672,
3.00%, 7/1/36	102	97
Pool #MA2705,
3.00%, 8/1/46	363	328
Pool #MA2737,
3.00%, 9/1/46	169	153
Pool #MA2771,
3.00%, 10/1/46	183	165
Pool #MA2775,
2.50%, 10/1/31	82	79
Pool #MA2781,
2.50%, 10/1/46	138	119
Pool #MA2804,
3.00%, 11/1/36	201	190
Pool #MA2863,
3.00%, 1/1/47	3,029	2,737
Pool #MA2895,
3.00%, 2/1/47	189	171
Pool #MA3028,
3.50%, 6/1/37	156	151
Pool #MA3057,
3.50%, 7/1/47	283	264
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 92 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 11.7%continued
Pool #MA3058,
4.00%, 7/1/47	$105	$100
Pool #MA3059,
3.50%, 7/1/37	26	25
Pool #MA3073,
4.50%, 7/1/47	216	213
Pool #MA3127,
3.00%, 9/1/37	63	60
Pool #MA3150,
4.50%, 10/1/47	118	116
Pool #MA3181,
3.50%, 11/1/37	41	40
Pool #MA3182,
3.50%, 11/1/47	346	323
Pool #MA3184,
4.50%, 11/1/47	41	40
Pool #MA3185,
3.00%, 11/1/37	69	65
Pool #MA3188,
3.00%, 11/1/32	188	183
Pool #MA3211,
4.00%, 12/1/47	66	63
Pool #MA3239,
4.00%, 1/1/48	281	270
Pool #MA3276,
3.50%, 2/1/48	287	267
Pool #MA3281,
4.00%, 2/1/38	146	144
Pool #MA3334,
4.50%, 4/1/48	215	212
Pool #MA3385,
4.50%, 6/1/48	72	71
Pool #MA3413,
4.00%, 7/1/38	25	25
Pool #MA3443,
4.00%, 8/1/48	66	64
Pool #MA3444,
4.50%, 8/1/48	62	61
Pool #MA3467,
4.00%, 9/1/48	64	61
Pool #MA3492,
4.00%, 10/1/38	22	21
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 11.7%continued
Pool #MA3547,
3.00%, 12/1/33	$109	$106
Pool #MA3590,
4.00%, 2/1/39	22	22
Pool #MA3685,
3.00%, 6/1/49	110	98
Pool #MA3692,
3.50%, 7/1/49	85	78
Pool #MA3695,
3.00%, 7/1/34	42	41
Pool #MA3744,
3.00%, 8/1/49	123	110
Pool #MA3765,
2.50%, 9/1/49	265	225
Pool #MA3870,
2.50%, 12/1/49	138	117
Pool #MA3871,
3.00%, 12/1/49	128	114
Pool #MA3896,
2.50%, 1/1/35	681	643
Pool #MA3898,
3.50%, 1/1/35	222	216
Pool #MA3902,
2.50%, 1/1/50	134	114
Pool #MA3934,
3.00%, 2/1/40	80	75
Pool #MA3958,
3.00%, 3/1/40	82	77
Pool #MA4013,
2.50%, 5/1/35	146	138
Pool #MA4014,
3.00%, 5/1/35	229	220
Pool #MA4053,
2.50%, 6/1/35	611	577
Pool #MA4072,
2.50%, 7/1/40	186	169
Pool #MA4078,
2.50%, 7/1/50	1,136	969
Pool #MA4094,
2.50%, 8/1/40	207	188
Pool #MA4096,
2.50%, 8/1/50	712	606
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  93 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 11.7%continued
Pool #MA4099,
2.50%, 8/1/35	$630	$595
Pool #MA4100,
2.00%, 8/1/50	1,421	1,154
Pool #MA4119,
2.00%, 9/1/50	1,670	1,359
Pool #MA4122,
1.50%, 9/1/35	224	201
Pool #MA4123,
2.00%, 9/1/35	779	720
Pool #MA4128,
2.00%, 9/1/40	356	313
Pool #MA4153,
2.50%, 10/1/40	103	93
Pool #MA4154,
1.50%, 10/1/35	341	308
Pool #MA4155,
2.00%, 10/1/35	857	792
Pool #MA4181,
1.50%, 11/1/50	2,145	1,650
Pool #MA4232,
2.00%, 1/1/41	307	266
Pool #MA4254,
1.50%, 2/1/51	476	365
Pool #MA4266,
1.50%, 2/1/41	461	385
Pool #MA4278,
1.50%, 3/1/36	1,551	1,390
Pool #MA4280,
1.50%, 3/1/51	826	635
Pool #MA4305,
2.00%, 4/1/51	2,596	2,102
Pool #MA4310,
1.50%, 4/1/41	276	233
Pool #MA4326,
2.50%, 5/1/51	985	835
Pool #MA4333,
2.00%, 5/1/41	730	635
Pool #MA4334,
2.50%, 5/1/41	266	237
Pool #MA4496,
1.50%, 12/1/36	1,679	1,503
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 11.7%continued
Pool #MA4500,
1.50%, 12/1/41	$375	$311
Pool #MA4692,
2.50%, 8/1/37	141	133
Pool #MA4731,
3.50%, 9/1/52	926	847
Pool #MA4732,
4.00%, 9/1/52	4,406	4,168
Pool #MA4733,
4.50%, 9/1/52	4,783	4,661
Pool #MA4779,
4.00%, 10/1/42	146	143
Pool #MA4805,
4.50%, 11/1/52	2,222	2,165
Pool #MA4823,
4.50%, 10/1/37	174	174
Pool #MA4915,
5.00%, 2/1/38	147	149
Pool #MA4991,
5.50%, 4/1/38	86	88
Pool #MA5039,
5.50%, 6/1/53	639	647
Pool #MA5042,
4.50%, 6/1/38	68	68
Pool #MA5060,
5.00%, 6/1/43	70	70
Pool #MA5088,
6.00%, 7/1/38	112	116
Pool #MA5330,
5.50%, 4/1/39	64	66
Pool #MA5353,
5.50%, 5/1/54	6,894	6,962
Pool #MA5389,
6.00%, 6/1/54	1,050	1,073
Pool #MA5557,
4.50%, 12/1/39	177	177
Pool #MA5559,
5.50%, 12/1/39	245	251
Pool #MA5590,
5.00%, 1/1/40	434	439
Pool #MA5596,
4.50%, 1/1/45	94	93
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 94 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Fannie Mae – 11.7%continued
Pool #MA5597,
5.00%, 1/1/45	$185	$187
Pool #MA5711,
5.00%, 5/1/40	661	668
Pool #MA5744,
4.50%, 6/1/40	194	194
Pool #MA5773,
6.00%, 7/1/40	285	294
Pool #MA5830,
5.50%, 8/1/40	391	400
Pool #MB0301,
5.00%, 2/1/55	1,924	1,910
Pool TBA,
10/1/40(14)	500	447
10/1/40(14)	1,200	1,103
10/1/40(14)	700	658
10/1/40(14)	500	479
10/1/53(14)	3,000	2,417
10/1/53(14)	2,600	2,190
10/1/53(14)	1,200	1,054
10/1/53(14)	800	731
10/1/53(14)	900	848
10/1/53(14)	1,800	1,746
10/1/53(14)	2,800	2,777
10/1/53(14)	6,700	6,755
10/1/54(14)	11,000	11,237
10/1/55(14)	300	230
10/1/55(14)	4,900	5,064
		270,771
Federal Farm Credit Bank – 0.2%
Federal Farm Credit Banks Funding Corp.,
3.97%, 8/26/27	3,918	3,923
3.38%, 9/15/27	1,475	1,466
		5,389
Federal Home Loan Bank – 0.2%
4.13%, 9/10/27	875	883
3.25%, 11/16/28	1,000	991
5.50%, 7/15/36	500	547
Federal Home Loan Banks,
4.38%, 9/8/28	1,500	1,531
		3,952
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 7.5%
Federal Home Loan Mortgage Corp.,
6.75%, 3/15/31	$700	$800
Freddie Mac Multifamily Structured Pass Through Certificates, Series K065, Class A2,
3.24%, 4/25/27	350	346
Freddie Mac Multifamily Structured Pass Through Certificates, Series K067, Class A2,
3.19%, 7/25/27	250	247
Freddie Mac Multifamily Structured Pass Through Certificates, Series K068, Class A2,
3.24%, 8/25/27	150	148
Freddie Mac Multifamily Structured Pass Through Certificates, Series K069, Class A2,
3.19%, 9/25/27	146	144
Freddie Mac Multifamily Structured Pass Through Certificates, Series K072, Class A2,
3.44%, 12/25/27	150	148
Freddie Mac Multifamily Structured Pass Through Certificates, Series K074, Class A2,
3.60%, 1/25/28	150	149
Freddie Mac Multifamily Structured Pass Through Certificates, Series K075, Class A2,
3.65%, 2/25/28	150	149
Freddie Mac Multifamily Structured Pass Through Certificates, Series K076, Class A2,
3.90%, 4/25/28	150	150
Freddie Mac Multifamily Structured Pass Through Certificates, Series K077, Class A2,
3.85%, 5/25/28	200	200
Freddie Mac Multifamily Structured Pass Through Certificates, Series K078, Class A2,
3.85%, 6/25/28	150	150
Freddie Mac Multifamily Structured Pass Through Certificates, Series K079, Class A2,
3.93%, 6/25/28	200	200
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  95 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 7.5%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K080, Class A2,
3.93%, 7/25/28	$200	$200
Freddie Mac Multifamily Structured Pass Through Certificates, Series K081, Class A2,
3.90%, 8/25/28	200	200
Freddie Mac Multifamily Structured Pass Through Certificates, Series K083, Class A2,
4.05%, 9/25/28	200	201
Freddie Mac Multifamily Structured Pass Through Certificates, Series K086, Class A2,
3.86%, 11/25/28	200	200
Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class A2,
3.51%, 3/25/29	150	148
Freddie Mac Multifamily Structured Pass Through Certificates, Series K092, Class A2,
3.30%, 4/25/29	300	294
Freddie Mac Multifamily Structured Pass Through Certificates, Series K093, Class A2,
2.98%, 5/25/29	198	192
Freddie Mac Multifamily Structured Pass Through Certificates, Series K094, Class A2,
2.90%, 6/25/29	300	289
Freddie Mac Multifamily Structured Pass Through Certificates, Series K096, Class A2,
2.52%, 7/25/29	300	285
Freddie Mac Multifamily Structured Pass Through Certificates, Series K102, Class A2,
2.54%, 10/25/29	250	237
Freddie Mac Multifamily Structured Pass Through Certificates, Series K104, Class A2,
2.25%, 1/25/30	250	233
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 7.5%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K105, Class A2,
1.87%, 1/25/30	$200	$183
Freddie Mac Multifamily Structured Pass Through Certificates, Series K110, Class A2,
1.48%, 4/25/30	335	301
Freddie Mac Multifamily Structured Pass Through Certificates, Series K111, Class A2,
1.35%, 5/25/30	500	445
Freddie Mac Multifamily Structured Pass Through Certificates, Series K112, Class A2,
1.31%, 5/25/30	500	444
Freddie Mac Multifamily Structured Pass Through Certificates, Series K113, Class A2,
1.34%, 6/25/30	500	444
Freddie Mac Multifamily Structured Pass Through Certificates, Series K117, Class A2,
1.41%, 8/25/30	100	88
Freddie Mac Multifamily Structured Pass Through Certificates, Series K119, Class A2,
1.57%, 9/25/30	250	222
Freddie Mac Multifamily Structured Pass Through Certificates, Series K122, Class A2,
1.52%, 11/25/30	200	176
Freddie Mac Multifamily Structured Pass Through Certificates, Series K129, Class A2,
1.91%, 5/25/31	300	268
Freddie Mac Multifamily Structured Pass Through Certificates, Series K141, Class A2,
2.25%, 2/25/32	200	179
Freddie Mac Multifamily Structured Pass Through Certificates, Series K144, Class A2,
2.45%, 4/25/32	500	449
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 96 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 7.5%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K147, Class A2,
3.00%, 6/25/32	$250	$232
Freddie Mac Multifamily Structured Pass Through Certificates, Series K148, Class A2,
3.50%, 7/25/32	300	286
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-151, Class A2,
3.80%, 10/25/32	300	291
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A2,
3.72%, 1/25/31	100	98
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1510, Class A3,
3.79%, 1/25/34	100	95
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A2,
3.47%, 3/25/31	100	97
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1511, Class A3,
3.54%, 3/25/34	100	94
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A2,
2.99%, 5/25/31	100	94
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1512, Class A3,
3.06%, 4/25/34	100	90
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1515, Class A2,
1.94%, 2/25/35	100	81
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1517, Class A2,
1.72%, 7/25/35	200	157
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 7.5%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1518, Class A2,
1.86%, 10/25/35	$100	$79
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1519, Class A2,
2.01%, 12/25/35	150	119
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-1520, Class A2,
2.44%, 2/25/36	225	185
Freddie Mac Multifamily Structured Pass Through Certificates, Series K1522, Class A2,
2.36%, 10/25/36	100	81
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-153, Class A2,
3.82%, 12/25/32	500	485
Freddie Mac Multifamily Structured Pass Through Certificates, Series K154, Class A2,
3.42%, 4/25/32	100	98
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-154, Class A2,
4.35%, 1/25/33	200	200
Freddie Mac Multifamily Structured Pass Through Certificates, Series K155, Class A3,
3.75%, 4/25/33	100	96
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A2,
3.99%, 5/25/33	100	99
Freddie Mac Multifamily Structured Pass Through Certificates, Series K157, Class A3,
3.99%, 8/25/33	100	97
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-158, Class A2,
4.05%, 7/25/33	200	196
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  97 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 7.5%continued
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-159, Class A2,
4.50%, 7/25/33	$200	$202
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-161, Class A2,
4.90%, 10/25/33	100	104
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-164, Class A2,
5.00%, 5/25/34	150	156
Freddie Mac Multifamily Structured Pass Through Certificates, Series K-169, Class A2,
4.66%, 12/25/34	200	203
Freddie Mac Multifamily Structured Pass Through Certificates, Series K508, Class A2,
4.74%, 8/25/28	100	102
Freddie Mac Multifamily Structured Pass Through Certificates, Series K510, Class A2,
5.07%, 10/25/28	500	514
Freddie Mac Multifamily Structured Pass Through Certificates, Series K533, Class A2,
4.23%, 12/25/29	500	503
Freddie Mac Multifamily Structured Pass Through Certificates, Series K754, Class A2,
4.94%, 11/25/30	250	259
Freddie Mac Multifamily Structured Pass Through Certificates, Series K755, Class A2,
5.20%, 2/25/31	150	157
Freddie Mac Multifamily Structured Pass Through Certificates, Series K757, Class A2,
4.46%, 8/25/31	100	101
Freddie Mac Multifamily Structured Pass Through Certificates, Series K760, Class A2,
4.55%, 1/25/32	100	102
Pool #QA0127,
3.50%, 6/1/49	488	451
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 7.5%continued
Pool #QA1132,
3.50%, 7/1/49	$171	$158
Pool #QA1263,
3.50%, 7/1/49	174	162
Pool #QA1752,
3.50%, 8/1/49	874	808
Pool #QA1883,
4.00%, 8/1/49	289	277
Pool #QA3149,
3.00%, 10/1/49	304	272
Pool #QA4699,
3.00%, 11/1/49	174	154
Pool #QA8043,
3.00%, 3/1/50	1,356	1,213
Pool #QB0211,
2.50%, 6/1/50	432	366
Pool #QB2516,
2.50%, 8/1/50	321	273
Pool #QB2545,
2.00%, 8/1/50	1,844	1,501
Pool #QB2682,
2.50%, 8/1/50	359	305
Pool #QB2966,
2.50%, 9/1/50	109	93
Pool #QB3199,
2.00%, 9/1/50	623	507
Pool #QB4275,
2.00%, 10/1/50	259	211
Pool #QB5128,
2.00%, 10/1/50	924	752
Pool #QB5507,
2.00%, 11/1/50	661	545
Pool #QB6246,
2.00%, 12/1/50	307	252
Pool #QB6448,
2.00%, 12/1/50	1,018	828
Pool #QB8131,
2.00%, 2/1/51	3,173	2,577
Pool #QB8132,
2.00%, 1/1/51	837	677
Pool #QB9266,
2.00%, 3/1/51	423	346
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 98 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 7.5%continued
Pool #QB9410,
2.00%, 1/1/51	$1,252	$1,017
Pool #QC1443,
2.00%, 5/1/51	1,702	1,396
Pool #QC1809,
2.00%, 5/1/51	406	331
Pool #QC2062,
2.00%, 5/1/51	715	576
Pool #QC3259,
2.00%, 6/1/51	2,751	2,218
Pool #QC9442,
2.50%, 10/1/51	3,601	3,065
Pool #QD0822,
3.00%, 11/1/51	978	874
Pool #QD2146,
2.00%, 12/1/51	780	635
Pool #QE9161,
4.50%, 9/1/52	732	714
Pool #QF7121,
5.50%, 2/1/53	798	808
Pool #QG5959,
5.00%, 7/1/53	854	850
Pool #QG7215,
5.50%, 7/1/53	827	837
Pool #QG8401,
5.50%, 8/1/53	629	636
Pool #QG8408,
5.00%, 8/1/53	1,109	1,105
Pool #QH1135,
7.00%, 9/1/53	365	386
Pool #QI2828,
5.50%, 4/1/54	947	958
Pool #QJ5279,
6.00%, 10/1/54	918	939
Pool #QK0622,
1.50%, 2/1/41	451	377
Pool #QN0818,
2.50%, 10/1/34	182	173
Pool #QN5018,
2.00%, 1/1/36	451	416
Pool #QN5866,
2.00%, 4/1/36	243	225
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 7.5%continued
Pool #QN6394,
1.50%, 5/1/36	$1,335	$1,198
Pool #QN7743,
2.00%, 9/1/36	707	651
Pool #QN8899,
2.00%, 12/1/36	654	601
Pool #RA1196,
4.00%, 8/1/49	629	602
Pool #RA1343,
3.00%, 9/1/49	1,877	1,679
Pool #RA1493,
3.00%, 10/1/49	348	311
Pool #RA1501,
3.00%, 10/1/49	115	103
Pool #RA2010,
3.50%, 1/1/50	201	185
Pool #RA2117,
3.00%, 2/1/50	274	245
Pool #RA2386,
3.00%, 4/1/50	711	635
Pool #RA2457,
3.00%, 4/1/50	421	377
Pool #RA2730,
2.50%, 6/1/50	252	216
Pool #RA2790,
2.50%, 6/1/50	399	340
Pool #RA2853,
2.50%, 6/1/50	485	413
Pool #RA2959,
2.50%, 7/1/50	463	395
Pool #RA3086,
2.50%, 7/1/50	357	304
Pool #RA3306,
2.50%, 8/1/50	327	279
Pool #RA3524,
2.00%, 9/1/50	1,768	1,443
Pool #RA3563,
2.00%, 9/1/50	866	710
Pool #RA3578,
2.00%, 9/1/50	1,158	945
Pool #RA3580,
2.00%, 9/1/50	1,080	882
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  99 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 7.5%continued
Pool #RA3662,
2.50%, 10/1/50	$527	$448
Pool #RA3663,
2.50%, 10/1/50	549	469
Pool #RA3723,
2.00%, 10/1/50	1,104	901
Pool #RA3765,
2.50%, 10/1/50	532	453
Pool #RA3913,
2.50%, 11/1/50	2,700	2,325
Pool #RA4209,
1.50%, 12/1/50	1,643	1,266
Pool #RA4218,
2.50%, 12/1/50	6,783	5,798
Pool #RA5204,
2.00%, 5/1/51	1,456	1,174
Pool #RA5373,
2.00%, 6/1/51	668	545
Pool #RA6333,
2.00%, 11/1/51	3,456	2,793
Pool #RA6340,
2.50%, 11/1/51	2,240	1,901
Pool #RA7097,
3.50%, 4/1/52	761	699
Pool #RA7099,
2.00%, 1/1/51	2,451	1,993
Pool #RA8761,
5.50%, 3/1/53	465	475
Pool #RA8791,
5.00%, 4/1/53	1,171	1,168
Pool #RB0452,
2.00%, 2/1/41	753	652
Pool #RB5032,
2.50%, 2/1/40	60	54
Pool #RB5033,
3.00%, 2/1/40	223	208
Pool #RB5043,
2.50%, 4/1/40	111	101
Pool #RB5048,
2.50%, 5/1/40	61	55
Pool #RB5059,
2.50%, 7/1/40	77	70
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 7.5%continued
Pool #RB5066,
2.50%, 8/1/40	$209	$190
Pool #RB5076,
2.00%, 8/1/40	451	397
Pool #RB5085,
2.00%, 11/1/40	405	355
Pool #RB5095,
2.00%, 1/1/41	305	267
Pool #RB5110,
1.50%, 5/1/41	983	831
Pool #RB5111,
2.00%, 5/1/41	408	354
Pool #RB5131,
2.00%, 10/1/41	712	615
Pool #RC1857,
1.50%, 2/1/36	432	387
Pool #RC2045,
2.00%, 6/1/36	219	202
Pool #RJ1229,
6.00%, 4/1/54	841	861
Pool #RJ2693,
5.00%, 10/1/54	473	472
Pool #SB0048,
3.00%, 8/1/34	340	328
Pool #SB0330,
2.00%, 5/1/35	291	269
Pool #SB0434,
2.00%, 10/1/35	499	461
Pool #SB0571,
2.00%, 10/1/36	972	894
Pool #SB0726,
4.00%, 8/1/37	256	253
Pool #SB0834,
2.50%, 2/1/36	771	728
Pool #SB0955,
5.50%, 8/1/38	63	65
Pool #SB8045,
2.50%, 5/1/35	126	119
Pool #SB8046,
3.00%, 5/1/35	212	204
Pool #SB8057,
2.00%, 8/1/35	444	411
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 100 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 7.5%continued
Pool #SB8058,
2.50%, 8/1/35	$506	$477
Pool #SB8061,
2.00%, 9/1/35	787	727
Pool #SB8067,
1.50%, 9/1/35	207	186
Pool #SB8068,
1.50%, 10/1/35	224	201
Pool #SB8069,
2.00%, 10/1/35	629	582
Pool #SB8073,
1.50%, 11/1/35	289	260
Pool #SB8078,
1.50%, 12/1/35	611	550
Pool #SB8083,
1.50%, 1/1/36	355	319
Pool #SB8092,
1.50%, 3/1/36	639	574
Pool #SB8122,
1.50%, 10/1/36	1,348	1,207
Pool #SB8177,
3.50%, 9/1/37	193	187
Pool #SB8178,
4.00%, 9/1/37	182	179
Pool #SB8182,
3.00%, 10/1/37	273	261
Pool #SB8206,
5.00%, 1/1/38	118	119
Pool #SB8208,
5.50%, 1/1/38	58	60
Pool #SB8233,
4.50%, 6/1/38	177	177
Pool #SB8247,
5.00%, 8/1/38	64	65
Pool #SB8501,
2.00%, 8/1/35	493	457
Pool #SD0163,
3.00%, 12/1/49	516	463
Pool #SD0261,
3.00%, 2/1/50	208	186
Pool #SD0262,
3.50%, 2/1/50	345	321
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 7.5%continued
Pool #SD0410,
2.50%, 8/1/50	$1,076	$922
Pool #SD0414,
2.50%, 8/1/50	192	164
Pool #SD0467,
2.00%, 12/1/50	525	424
Pool #SD0537,
2.00%, 3/1/51	2,825	2,292
Pool #SD0608,
2.50%, 5/1/51	2,501	2,161
Pool #SD0764,
2.50%, 10/1/51	2,209	1,887
Pool #SD1592,
4.00%, 8/1/52	659	623
Pool #SD1596,
4.00%, 9/1/52	530	505
Pool #SD1855,
5.00%, 9/1/52	482	483
Pool #SD1958,
5.00%, 11/1/52	317	319
Pool #SD2236,
5.50%, 11/1/52	1,001	1,014
Pool #SD2258,
5.00%, 1/1/53	602	601
Pool #SD2266,
5.00%, 1/1/53	520	522
Pool #SD2666,
5.00%, 3/1/53	583	585
Pool #SD2693,
6.50%, 4/1/53	524	553
Pool #SD2922,
5.00%, 5/1/53	427	427
Pool #SD2936,
5.00%, 4/1/53	318	319
Pool #SD3074,
5.50%, 5/1/53	801	813
Pool #SD3683,
5.50%, 9/1/53	879	894
Pool #SD3713,
6.50%, 8/1/53	783	821
Pool #SD3714,
6.50%, 8/1/53	453	472
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  101 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 7.5%continued
Pool #SD3904,
6.50%, 9/1/53	$358	$374
Pool #SD3913,
5.50%, 9/1/53	248	252
Pool #SD3990,
5.50%, 9/1/53	846	866
Pool #SD3992,
5.50%, 9/1/53	514	525
Pool #SD4204,
6.50%, 10/1/53	608	635
Pool #SD4262,
6.00%, 11/1/53	572	593
Pool #SD4668,
6.00%, 10/1/53	384	396
Pool #SD4702,
6.50%, 1/1/54	522	547
Pool #SD4919,
6.50%, 2/1/54	428	455
Pool #SD5058,
5.50%, 3/1/54	272	277
Pool #SD5316,
6.00%, 4/1/54	775	794
Pool #SD5958,
6.50%, 8/1/54	957	991
Pool #SD6004,
6.00%, 8/1/54	1,876	1,941
Pool #SD7440,
5.00%, 1/1/55	948	950
Pool #SD7512,
3.00%, 2/1/50	435	391
Pool #SD7536,
2.50%, 2/1/51	4,968	4,269
Pool #SD7539,
2.00%, 4/1/51	339	279
Pool #SD7541,
2.00%, 5/1/51	1,830	1,502
Pool #SD8019,
4.50%, 10/1/49	284	278
Pool #SD8023,
2.50%, 11/1/49	251	214
Pool #SD8029,
2.50%, 12/1/49	283	241
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 7.5%continued
Pool #SD8037,
2.50%, 1/1/50	$287	$244
Pool #SD8083,
2.50%, 8/1/50	650	553
Pool #SD8090,
2.00%, 9/1/50	2,063	1,680
Pool #SD8097,
2.00%, 8/1/50	1,802	1,463
Pool #SD8104,
1.50%, 11/1/50	3,561	2,739
Pool #SD8112,
1.50%, 12/1/50	1,056	812
Pool #SD8139,
1.50%, 4/1/51	2,026	1,557
Pool #SD8213,
3.00%, 5/1/52	1,383	1,217
Pool #SD8225,
3.00%, 7/1/52	1,683	1,479
Pool #SD8266,
4.50%, 11/1/52	2,237	2,179
Pool #SD8325,
6.00%, 5/1/53	804	825
Pool #SD8331,
5.50%, 6/1/53	563	569
Pool #SD8332,
6.00%, 6/1/53	602	617
Pool #SD8374,
6.50%, 11/1/53	317	328
Pool #SD8386,
7.00%, 12/1/53	246	257
Pool #SD8399,
7.50%, 1/1/54	124	132
6.50%, 2/1/54	606	630
Pool #SL0231,
5.00%, 1/1/55	951	950
Pool #SL1560,
5.50%, 6/1/55	981	998
Pool #ZA1036,
4.50%, 2/1/40	57	57
Pool #ZA1159,
3.50%, 4/1/42	167	160
Pool #ZA1165,
3.50%, 4/1/42	259	245
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 102 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 7.5%continued
Pool #ZA1254,
3.00%, 10/1/42	$784	$721
Pool #ZA1334,
3.50%, 7/1/42	89	84
Pool #ZA1361,
3.50%, 5/1/43	129	122
Pool #ZA1375,
4.00%, 9/1/44	73	71
Pool #ZA1378,
3.50%, 10/1/44	119	112
Pool #ZA2773,
2.50%, 8/1/27	20	19
Pool #ZA3862,
2.50%, 5/1/31	158	153
Pool #ZA4194,
3.00%, 4/1/43	185	170
Pool #ZA4214,
3.00%, 5/1/43	283	260
Pool #ZA4715,
4.00%, 9/1/46	474	455
Pool #ZA5107,
4.00%, 11/1/47	134	129
Pool #ZA5642,
4.00%, 9/1/48	128	123
Pool #ZA5950,
4.50%, 11/1/48	349	345
Pool #ZI6135,
5.00%, 9/1/34	247	250
Pool #ZI6854,
4.50%, 12/1/37	38	39
Pool #ZI7645,
5.00%, 6/1/38	54	56
Pool #ZI8519,
4.50%, 2/1/39	12	12
Pool #ZI9349,
4.50%, 10/1/39	197	196
Pool #ZI9657,
4.50%, 1/1/40	260	259
Pool #ZI9939,
4.50%, 4/1/40	72	73
Pool #ZJ0631,
4.50%, 10/1/40	85	85
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 7.5%continued
Pool #ZJ1046,
4.00%, 1/1/41	$134	$131
Pool #ZJ1052,
4.00%, 1/1/41	123	119
Pool #ZJ1228,
4.00%, 2/1/41	181	176
Pool #ZJ1359,
4.50%, 3/1/41	87	87
Pool #ZK5468,
2.00%, 5/1/28	123	120
Pool #ZL1714,
4.50%, 7/1/41	124	123
Pool #ZL1806,
4.50%, 8/1/41	342	342
Pool #ZL1922,
4.00%, 9/1/41	38	37
Pool #ZL2350,
3.50%, 11/1/41	60	57
Pool #ZL3211,
3.50%, 6/1/42	244	231
Pool #ZL3551,
3.50%, 8/1/42	363	344
Pool #ZL4709,
3.00%, 1/1/43	257	237
Pool #ZL5074,
3.00%, 2/1/43	116	106
Pool #ZL5915,
3.50%, 5/1/43	528	498
Pool #ZL5927,
3.00%, 5/1/43	150	138
Pool #ZL6381,
3.00%, 6/1/43	254	233
Pool #ZL6467,
3.00%, 7/1/43	197	181
Pool #ZL6920,
3.50%, 8/1/43	73	69
Pool #ZL7780,
4.00%, 2/1/44	190	185
Pool #ZL8709,
4.00%, 11/1/44	55	53
Pool #ZM0489,
4.00%, 11/1/45	140	135
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  103 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 7.5%continued
Pool #ZM0617,
3.50%, 12/1/45	$182	$171
Pool #ZM1194,
3.00%, 6/1/46	220	199
Pool #ZM1933,
3.00%, 10/1/46	253	229
Pool #ZM2167,
3.00%, 11/1/46	414	374
Pool #ZM2286,
3.50%, 12/1/46	664	621
Pool #ZM3525,
3.50%, 6/1/47	98	92
Pool #ZM4305,
3.50%, 9/1/47	360	336
Pool #ZM4711,
4.00%, 11/1/47	573	552
Pool #ZM4736,
3.50%, 11/1/47	137	128
Pool #ZM4908,
3.50%, 11/1/47	262	244
Pool #ZM5133,
3.50%, 12/1/47	116	108
Pool #ZM5397,
3.50%, 1/1/48	189	176
Pool #ZM5659,
3.50%, 2/1/48	216	200
Pool #ZM5917,
4.00%, 3/1/48	155	149
Pool #ZM6682,
4.50%, 5/1/48	114	112
Pool #ZM7370,
4.00%, 7/1/48	101	97
Pool #ZM7378,
5.00%, 7/1/48	120	122
Pool #ZM7849,
4.00%, 8/1/48	47	45
Pool #ZM8045,
4.00%, 9/1/48	141	135
Pool #ZM8575,
4.50%, 10/1/48	67	66
Pool #ZN1506,
3.50%, 11/1/48	521	485
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 7.5%continued
Pool #ZN3447,
3.50%, 2/1/49	$112	$103
Pool #ZS0932,
4.50%, 8/1/34	6	6
Pool #ZS1567,
5.00%, 8/1/37	8	8
Pool #ZS2391,
5.00%, 9/1/38	17	18
Pool #ZS2499,
5.00%, 3/1/38	38	39
Pool #ZS2533,
4.50%, 2/1/39	42	42
Pool #ZS2827,
4.50%, 11/1/39	104	105
Pool #ZS3554,
3.50%, 7/1/42	163	154
Pool #ZS3596,
4.00%, 6/1/42	415	403
Pool #ZS4078,
3.50%, 1/1/45	230	216
Pool #ZS4127,
4.50%, 7/1/44	97	96
Pool #ZS4472,
3.50%, 2/1/42	157	150
Pool #ZS4536,
3.50%, 10/1/43	232	219
Pool #ZS4584,
3.00%, 9/1/44	89	82
Pool #ZS4600,
4.00%, 1/1/45	241	232
Pool #ZS4607,
3.50%, 3/1/45	309	290
Pool #ZS4617,
3.00%, 6/1/45	159	144
Pool #ZS4618,
3.50%, 6/1/45	249	234
Pool #ZS4621,
3.00%, 7/1/45	384	349
Pool #ZS4627,
4.00%, 8/1/45	82	79
Pool #ZS4629,
3.00%, 9/1/45	489	444
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 104 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 7.5%continued
Pool #ZS4630,
3.50%, 9/1/45	$169	$159
Pool #ZS4634,
4.00%, 10/1/45	100	96
Pool #ZS4639,
4.00%, 11/1/45	101	97
Pool #ZS4642,
3.50%, 12/1/45	346	324
Pool #ZS4655,
3.50%, 3/1/46	170	159
Pool #ZS4667,
3.00%, 6/1/46	245	222
Pool #ZS4671,
3.00%, 8/1/46	554	501
Pool #ZS4677,
3.00%, 9/1/46	154	139
Pool #ZS4703,
3.00%, 2/1/47	161	146
Pool #ZS4722,
3.50%, 6/1/47	152	142
Pool #ZS4730,
3.50%, 8/1/47	58	54
Pool #ZS4740,
4.00%, 10/1/47	274	263
Pool #ZS4743,
3.50%, 11/1/47	379	353
Pool #ZS4745,
4.50%, 11/1/47	256	253
Pool #ZS4747,
3.50%, 12/1/47	105	98
Pool #ZS4748,
4.00%, 12/1/47	285	274
Pool #ZS4749,
4.50%, 12/1/47	86	85
Pool #ZS4752,
4.00%, 1/1/48	226	218
Pool #ZS4759,
3.50%, 3/1/48	224	208
Pool #ZS4769,
4.00%, 5/1/48	118	114
Pool #ZS4773,
4.50%, 6/1/48	37	36
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac – 7.5%continued
Pool #ZS4781,
4.50%, 7/1/48	$92	$90
Pool #ZS4785,
4.00%, 8/1/48	92	89
Pool #ZS8023,
2.00%, 8/1/32	31	30
Pool #ZS8628,
2.00%, 11/1/31	51	48
Pool #ZS8639,
2.00%, 1/1/32	18	17
Pool #ZS9449,
3.50%, 8/1/45	249	234
Pool #ZS9495,
3.50%, 10/1/45	396	372
Pool #ZS9580,
3.50%, 12/1/45	365	343
Pool #ZS9805,
3.00%, 9/1/46	381	345
Pool #ZS9827,
3.00%, 10/1/46	340	309
Pool #ZT0495,
4.50%, 8/1/48	38	38
Pool #ZT0524,
4.50%, 9/1/48	208	205
Pool #ZT0712,
4.00%, 10/1/48	131	126
Pool #ZT0787,
4.00%, 10/1/48	119	114
Pool #ZT1702,
4.00%, 1/1/49	228	219
Pool #ZT2091,
3.00%, 6/1/34	48	46
		173,027
Freddie Mac Gold – 0.1%
Pool #A16753,
5.00%, 11/1/33	21	21
Pool #A17665,
5.00%, 1/1/34	18	19
Pool #A27950,
5.50%, 11/1/34	47	48
Pool #A31136,
5.50%, 1/1/35	74	74
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  105 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac Gold – 0.1%continued
Pool #A39306,
5.50%, 11/1/35	$19	$19
Pool #A46224,
5.00%, 7/1/35	5	5
Pool #A48104,
5.00%, 1/1/36	20	20
Pool #A57604,
5.00%, 3/1/37	20	21
Pool #A58718,
5.50%, 3/1/37	4	4
Pool #A59081,
5.50%, 4/1/37	22	23
Pool #A61560,
5.50%, 10/1/36	55	58
Pool #A64474,
5.50%, 9/1/37	6	6
Pool #A67116,
7.00%, 10/1/37	12	13
Pool #A68761,
5.50%, 9/1/37	93	97
Pool #A69303,
6.00%, 11/1/37	3	3
Pool #A73778,
5.00%, 2/1/38	29	30
Pool #A74134,
7.00%, 2/1/38	16	16
Pool #A83008,
5.50%, 11/1/38	78	81
Pool #A91541,
5.00%, 3/1/40	58	59
Pool #C91009,
5.00%, 11/1/26	1	1
Pool #C91247,
5.00%, 4/1/29	14	15
Pool #C91370,
4.50%, 5/1/31	39	39
Pool #C91826,
3.00%, 5/1/35	62	59
Pool #C91858,
3.00%, 12/1/35	64	61
Pool #C91879,
3.00%, 6/1/36	78	74
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac Gold – 0.1%continued
Pool #C91908,
3.00%, 1/1/37	$38	$36
Pool #D97564,
5.00%, 1/1/28	31	31
Pool #D99094,
3.00%, 3/1/32	50	48
Pool #E04044,
3.50%, 8/1/27	39	39
Pool #G02064,
5.00%, 2/1/36	30	31
Pool #G02069,
5.50%, 3/1/36	5	5
Pool #G02386,
6.00%, 11/1/36	44	46
Pool #G02391,
6.00%, 11/1/36	2	2
Pool #G02540,
5.00%, 11/1/34	15	16
Pool #G02649,
6.00%, 1/1/37	2	2
Pool #G02789,
6.00%, 4/1/37	229	241
Pool #G02911,
6.00%, 4/1/37	4	4
Pool #G02973,
6.00%, 6/1/37	7	7
Pool #G03121,
5.00%, 6/1/36	28	29
Pool #G03134,
5.50%, 8/1/36	12	13
Pool #G03218,
6.00%, 9/1/37	4	5
Pool #G03351,
6.00%, 9/1/37	12	13
Pool #G03513,
6.00%, 11/1/37	15	16
Pool #G03600,
7.00%, 11/1/37	7	8
Pool #G03737,
6.50%, 11/1/37	87	92
Pool #G03992,
6.00%, 3/1/38	10	11
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 106 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac Gold – 0.1%continued
Pool #G04287,
5.00%, 5/1/38	$23	$24
Pool #G04459,
5.50%, 6/1/38	24	25
Pool #G04611,
6.00%, 7/1/38	43	46
Pool #G04650,
6.50%, 9/1/38	20	21
Pool #G05733,
5.00%, 11/1/39	78	80
Pool #G05969,
5.00%, 8/1/40	35	36
Pool #G06767,
5.00%, 10/1/41	166	170
Pool #G06947,
6.00%, 5/1/40	56	59
Pool #G08189,
7.00%, 3/1/37	11	12
Pool #G08192,
5.50%, 4/1/37	12	12
Pool #G08341,
5.00%, 4/1/39	201	206
Pool #G14554,
4.50%, 7/1/26(11)	—	—
Pool #G14891,
3.00%, 10/1/28	35	34
Pool #G15134,
3.00%, 5/1/29	30	29
Pool #G16774,
3.50%, 2/1/34	72	71
Pool #G18438,
2.50%, 6/1/27	24	24
Pool #G18571,
2.50%, 10/1/30	76	73
Pool #G18664,
3.50%, 10/1/32	64	63
Pool #G30327,
4.50%, 1/1/27	2	2
Pool #G67713,
4.00%, 6/1/48	445	428
Pool #J14808,
3.50%, 3/1/26	11	11
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Freddie Mac Gold – 0.1%continued
Pool #J16932,
3.00%, 10/1/26	$9	$9
Pool #J17055,
3.00%, 11/1/26	11	11
Pool #J17232,
3.00%, 11/1/26	9	10
Pool #J20834,
2.50%, 10/1/27	44	43
Pool #J22069,
2.50%, 1/1/28	13	13
Pool #K90641,
3.50%, 6/1/33	19	18
Pool #V60886,
2.50%, 8/1/30	49	47
Pool #V60902,
2.50%, 8/1/30	39	38
Pool #V61347,
2.50%, 10/1/31	176	170
		3,346
Government National Mortgage Association I – 0.2%
Pool #510835,
5.50%, 2/15/35	7	7
Pool #553463,
3.50%, 1/15/42	213	200
Pool #597889,
5.50%, 6/15/33	49	49
Pool #614169,
5.00%, 7/15/33	10	10
Pool #616879,
3.50%, 2/15/42	159	149
Pool #617739,
6.00%, 10/15/37	3	3
Pool #634431,
6.00%, 9/15/34	8	9
Pool #641416,
5.50%, 4/15/35	38	38
Pool #646341,
6.00%, 11/15/36	5	6
Pool #648538,
5.00%, 12/15/35	42	43
Pool #651753,
5.50%, 3/15/36	3	3
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  107 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Government National Mortgage Association I – 0.2%continued
Pool #670030,
3.00%, 7/15/45	$142	$128
Pool #675211,
6.50%, 3/15/38	4	4
Pool #675484,
5.50%, 6/15/38	10	10
Pool #676360,
6.50%, 10/15/37	1	1
Pool #682899,
6.00%, 9/15/40	47	48
Pool #687824,
5.50%, 8/15/38	33	35
Pool #687900,
5.00%, 9/15/38	47	48
Pool #687901,
5.00%, 9/15/38	15	15
Pool #692309,
6.00%, 1/15/39	13	14
Pool #697645,
5.50%, 10/15/38	15	15
Pool #698236,
5.00%, 6/15/39	82	84
Pool #698336,
4.50%, 5/15/39	83	83
Pool #699277,
6.00%, 9/15/38	2	2
Pool #700918,
5.50%, 11/15/38	15	15
Pool #700972,
5.50%, 11/15/38	8	8
Pool #703677,
5.50%, 6/15/39	68	70
Pool #704185,
5.50%, 1/15/39	10	10
Pool #704514,
4.50%, 5/15/39	179	179
Pool #717175,
4.50%, 6/15/39	88	88
Pool #719262,
5.00%, 8/15/40	53	54
Pool #720202,
4.50%, 7/15/39	68	68
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Government National Mortgage Association I – 0.2%continued
Pool #723231,
4.00%, 10/15/39	$69	$67
Pool #723339,
5.00%, 9/15/39	39	39
Pool #728629,
4.50%, 1/15/40	118	118
Pool #736768,
3.00%, 11/15/42	379	347
Pool #737286,
4.50%, 5/15/40	91	90
Pool #738134,
3.50%, 4/15/26	2	2
Pool #738247,
4.50%, 4/15/41	46	46
Pool #747643,
4.50%, 8/15/40	128	128
Pool #768800,
4.50%, 6/15/41	23	23
Pool #773939,
4.00%, 11/15/41	163	157
Pool #778957,
3.50%, 3/15/42	203	191
Pool #782131,
5.50%, 12/15/36	12	12
Pool #782150,
5.50%, 4/15/37	16	17
Pool #782259,
5.00%, 2/15/36	32	33
Pool #782272,
5.50%, 2/15/38	30	32
Pool #782498,
6.00%, 12/15/38	14	14
Pool #782584,
5.00%, 3/15/39	19	20
Pool #782696,
5.00%, 6/15/39	81	83
Pool #782831,
6.00%, 12/15/39	10	11
Pool #783176,
4.00%, 11/15/40	227	218
Pool #783740,
2.50%, 12/15/27	11	11
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 108 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Government National Mortgage Association I – 0.2%continued
Pool #AA5391,
3.50%, 6/15/42	$13	$12
Pool #AA6089,
3.00%, 2/15/43	156	142
Pool #AB2761,
3.50%, 8/15/42	40	37
Pool #AB2891,
3.00%, 9/15/42	57	52
Pool #AD8781,
3.00%, 3/15/43	138	126
Pool #AD9016,
3.00%, 4/15/43	110	100
Pool #AL1763,
3.50%, 1/15/45	56	52
		3,676
Government National Mortgage Association II – 5.5%
Pool #3570,
6.00%, 6/20/34	14	15
Pool #3665,
5.50%, 1/20/35	36	38
Pool #3852,
6.00%, 5/20/36	7	7
Pool #3879,
6.00%, 7/20/36	18	19
Pool #3910,
6.00%, 10/20/36	10	10
Pool #3994,
5.00%, 6/20/37	6	7
Pool #4018,
6.50%, 8/20/37	25	27
Pool #4026,
5.00%, 9/20/37	8	8
Pool #4027,
5.50%, 9/20/37	4	4
Pool #4040,
6.50%, 10/20/37	6	6
Pool #4098,
5.50%, 3/20/38	31	32
Pool #4116,
6.50%, 4/20/38	12	13
Pool #4170,
6.00%, 6/20/38	23	24
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Government National Mortgage Association II – 5.5%continued
Pool #4194,
5.50%, 7/20/38	$53	$55
Pool #4243,
5.00%, 9/20/38	14	14
Pool #4244,
5.50%, 9/20/38	16	16
Pool #4245,
6.00%, 9/20/38	8	9
Pool #4269,
6.50%, 10/20/38	12	13
Pool #4290,
5.50%, 11/20/38	10	11
Pool #4344,
6.00%, 1/20/39	18	19
Pool #4345,
6.50%, 1/20/39	13	14
Pool #4425,
5.50%, 4/20/39	30	31
Pool #4559,
5.00%, 10/20/39	65	67
Pool #4561,
6.00%, 10/20/39	36	38
Pool #4617,
4.50%, 1/20/40	19	19
Pool #4619,
5.50%, 1/20/40	74	76
Pool #4713,
4.50%, 6/20/40	55	55
Pool #4747,
5.00%, 7/20/40	49	51
Pool #4923,
4.50%, 1/20/41	50	51
Pool #5050,
4.00%, 5/20/26	3	3
Pool #5081,
4.00%, 6/20/41	83	80
Pool #5082,
4.50%, 6/20/41	82	82
Pool #5114,
4.00%, 7/20/41	306	296
Pool #5141,
5.00%, 8/20/41	47	48
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  109 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Government National Mortgage Association II – 5.5%continued
Pool #5175,
4.50%, 9/20/41	$49	$49
Pool #5202,
3.50%, 10/20/41	129	122
Pool #5203,
4.00%, 10/20/41	76	74
Pool #5232,
3.50%, 11/20/41	241	228
Pool #5264,
5.50%, 12/20/41	5	5
Pool #5280,
4.00%, 1/20/42	89	86
Pool #5304,
3.50%, 2/20/42	91	86
Pool #5317,
5.50%, 2/20/42	41	42
Pool #5331,
3.50%, 3/20/42	143	135
Pool #737602,
4.00%, 11/20/40	111	108
Pool #752757,
4.50%, 11/20/40	156	153
Pool #755677,
4.00%, 12/20/40	64	61
Pool #782433,
6.00%, 10/20/38	33	35
Pool #784345,
3.50%, 7/20/47	304	288
Pool #AA5970,
3.00%, 1/20/43	424	390
Pool #AA6160,
3.50%, 3/20/43	122	114
Pool #AA6243,
3.50%, 4/20/43	43	39
Pool #AF5097,
4.00%, 8/20/43	368	354
Pool #AJ0645,
3.50%, 7/20/44	105	96
Pool #AJ3643,
4.00%, 10/20/44	245	234
Pool #AO7682,
4.00%, 8/20/45	250	238
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Government National Mortgage Association II – 5.5%continued
Pool #BE9902,
4.50%, 6/20/48	$44	$43
Pool #MA0022,
3.50%, 4/20/42	141	133
Pool #MA0088,
3.50%, 5/20/42	322	305
Pool #MA0220,
3.50%, 7/20/42	166	158
Pool #MA0318,
3.50%, 8/20/42	311	296
Pool #MA0321,
5.00%, 8/20/42	66	68
Pool #MA0391,
3.00%, 9/20/42	721	665
Pool #MA0392,
3.50%, 9/20/42	139	131
Pool #MA0698,
3.00%, 1/20/43	169	155
Pool #MA0826,
3.00%, 3/20/28	14	14
Pool #MA0850,
2.50%, 3/20/43	70	62
Pool #MA0851,
3.00%, 3/20/43	245	225
Pool #MA0934,
3.50%, 4/20/43	97	92
Pool #MA1011,
3.00%, 5/20/43	285	262
Pool #MA1012,
3.50%, 5/20/43	261	247
Pool #MA1089,
3.00%, 6/20/43	302	277
Pool #MA1224,
3.50%, 8/20/43	212	200
Pool #MA1285,
3.50%, 9/20/43	125	118
Pool #MA1839,
4.00%, 4/20/44	63	61
Pool #MA1920,
4.00%, 5/20/44	67	65
Pool #MA2224,
4.00%, 9/20/44	380	365
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 110 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Government National Mortgage Association II – 5.5%continued
Pool #MA2444,
3.00%, 12/20/44	$45	$40
Pool #MA2521,
3.50%, 1/20/45	187	175
Pool #MA2522,
4.00%, 1/20/45	81	78
Pool #MA2677,
3.00%, 3/20/45	90	82
Pool #MA2753,
3.00%, 4/20/45	248	225
Pool #MA2754,
3.50%, 4/20/45	100	94
Pool #MA2891,
3.00%, 6/20/45	276	251
Pool #MA2892,
3.50%, 6/20/45	95	88
Pool #MA2960,
3.00%, 7/20/45	227	206
Pool #MA3034,
3.50%, 8/20/45	277	258
Pool #MA3104,
3.00%, 9/20/45	328	298
Pool #MA3106,
4.00%, 9/20/45	239	230
Pool #MA3172,
3.00%, 10/20/45	60	55
Pool #MA3174,
4.00%, 10/20/45	133	128
Pool #MA3244,
3.50%, 11/20/45	212	198
Pool #MA3245,
4.00%, 11/20/45	488	468
Pool #MA3310,
3.50%, 12/20/45	790	734
Pool #MA3378,
4.50%, 1/20/46	305	302
Pool #MA3521,
3.50%, 3/20/46	391	363
Pool #MA3522,
4.00%, 3/20/46	112	107
Pool #MA3596,
3.00%, 4/20/46	223	202
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Government National Mortgage Association II – 5.5%continued
Pool #MA3597,
3.50%, 4/20/46	$396	$369
Pool #MA3662,
3.00%, 5/20/46	372	337
Pool #MA3663,
3.50%, 5/20/46	234	218
Pool #MA3664,
4.00%, 5/20/46	108	103
Pool #MA3735,
3.00%, 6/20/46	448	406
Pool #MA3736,
3.50%, 6/20/46	304	283
Pool #MA3778,
3.00%, 7/20/31	37	37
Pool #MA3802,
3.00%, 7/20/46	528	479
Pool #MA3873,
3.00%, 8/20/46	204	185
Pool #MA3874,
3.50%, 8/20/46	212	198
Pool #MA3936,
3.00%, 9/20/46	464	421
Pool #MA4002,
2.50%, 10/20/46	36	31
Pool #MA4003,
3.00%, 10/20/46	311	281
Pool #MA4067,
2.50%, 11/20/46	288	253
Pool #MA4125,
2.50%, 12/20/46	19	17
Pool #MA4196,
3.50%, 1/20/47	321	298
Pool #MA4322,
4.00%, 3/20/47	123	117
Pool #MA4382,
3.50%, 4/20/47	101	93
Pool #MA4509,
3.00%, 6/20/47	487	441
Pool #MA4512,
4.50%, 6/20/47	179	178
Pool #MA4624,
3.00%, 8/20/32	33	32
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  111 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Government National Mortgage Association II – 5.5%continued
Pool #MA4652,
3.50%, 8/20/47	$419	$389
Pool #MA4718,
3.00%, 9/20/47	243	220
Pool #MA4778,
3.50%, 10/20/47	407	378
Pool #MA4838,
4.00%, 11/20/47	57	55
Pool #MA4900,
3.50%, 12/20/47	410	383
Pool #MA4962,
3.50%, 1/20/48	378	351
Pool #MA4963,
4.00%, 1/20/48	140	133
Pool #MA5021,
4.50%, 2/20/48	185	184
Pool #MA5077,
3.50%, 3/20/48	438	407
Pool #MA5137,
4.00%, 4/20/48	59	56
Pool #MA5191,
3.50%, 5/20/48	259	240
Pool #MA5264,
4.00%, 6/20/48	147	141
Pool #MA5265,
4.50%, 6/20/48	147	146
Pool #MA5266,
5.00%, 6/20/48	189	191
Pool #MA5330,
4.00%, 7/20/48	196	187
Pool #MA5331,
4.50%, 7/20/48	298	294
Pool #MA5398,
4.00%, 8/20/48	138	132
Pool #MA5399,
4.50%, 8/20/48	147	145
Pool #MA5466,
4.00%, 9/20/48	336	321
Pool #MA5467,
4.50%, 9/20/48	173	171
Pool #MA5528,
4.00%, 10/20/48	193	185
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Government National Mortgage Association II – 5.5%continued
Pool #MA5529,
4.50%, 10/20/48	$169	$167
Pool #MA5595,
4.00%, 11/20/48	68	65
Pool #MA5653,
5.00%, 12/20/48	215	218
Pool #MA5818,
4.50%, 3/20/49	171	169
Pool #MA5931,
4.00%, 5/20/49	348	331
Pool #MA5985,
3.50%, 6/20/49	364	336
Pool #MA6040,
4.00%, 7/20/49	412	392
Pool #MA6218,
3.00%, 10/20/49	611	549
Pool #MA6310,
3.00%, 12/20/34	30	29
Pool #MA6337,
2.50%, 12/20/49	131	113
Pool #MA6338,
3.00%, 12/20/49	1,389	1,246
Pool #MA6339,
3.50%, 12/20/49	704	645
Pool #MA6408,
2.50%, 1/20/50	345	299
Pool #MA6409,
3.00%, 1/20/50	400	358
Pool #MA6410,
3.50%, 1/20/50	706	650
Pool #MA6654,
2.00%, 5/20/50	1,016	844
Pool #MA6655,
2.50%, 5/20/50	286	247
Pool #MA6709,
2.50%, 6/20/50	1,330	1,146
Pool #MA6765,
2.50%, 7/20/50	1,531	1,321
Pool #MA6819,
2.50%, 8/20/50	850	732
Pool #MA6820,
3.00%, 8/20/50	657	589
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 112 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Government National Mortgage Association II – 5.5%continued
Pool #MA6865,
2.50%, 9/20/50	$664	$572
Pool #MA6866,
3.00%, 9/20/50	3,147	2,823
Pool #MA6930,
2.00%, 10/20/50	1,020	843
Pool #MA6994,
2.00%, 11/20/50	1,335	1,104
Pool #MA6995,
2.50%, 11/20/50	1,059	914
Pool #MA7051,
2.00%, 12/20/50	888	734
Pool #MA7052,
2.50%, 12/20/50	1,211	1,044
Pool #MA7135,
2.00%, 1/20/51	2,406	1,990
Pool #MA7136,
2.50%, 1/20/51	1,393	1,201
Pool #MA7164,
2.00%, 2/20/36	263	244
Pool #MA7192,
2.00%, 2/20/51	2,817	2,332
Pool #MA7254,
2.00%, 3/20/51	3,112	2,577
Pool #MA7312,
2.50%, 4/20/51	1,188	1,024
Pool #MA7366,
2.00%, 5/20/51	719	594
Pool #MA7367,
2.50%, 5/20/51	1,841	1,586
Pool #MA7417,
2.00%, 6/20/51	2,843	2,351
Pool #MA7418,
2.50%, 6/20/51	1,283	1,105
Pool #MA7471,
2.00%, 7/20/51	2,592	2,143
Pool #MA7472,
2.50%, 7/20/51	1,994	1,718
Pool #MA7534,
2.50%, 8/20/51	1,763	1,519
Pool #MA7535,
3.00%, 8/20/51	828	740
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Government National Mortgage Association II – 5.5%continued
Pool #MA7588,
2.00%, 9/20/51	$1,414	$1,169
Pool #MA7589,
2.50%, 9/20/51	2,072	1,785
Pool #MA7590,
3.00%, 9/20/51	895	799
Pool #MA7647,
1.50%, 10/20/51	373	296
Pool #MA7649,
2.50%, 10/20/51	1,346	1,160
Pool #MA7704,
2.00%, 11/20/51	1,463	1,209
Pool #MA7705,
2.50%, 11/20/51	1,432	1,234
Pool #MA7880,
2.00%, 2/20/52	1,523	1,259
Pool #MA7881,
2.50%, 2/20/52	1,117	963
Pool #MA7936,
2.50%, 3/20/52	743	640
Pool #MA7988,
3.00%, 4/20/52	1,506	1,345
Pool #MA7989,
3.50%, 4/20/52	459	421
Pool #MA8148,
3.00%, 7/20/52	525	469
Pool #MA8151,
4.50%, 7/20/52	1,540	1,505
Pool #MA8199,
3.50%, 8/20/52	848	776
Pool #MA8201,
4.50%, 8/20/52	618	604
Pool #MA8266,
3.50%, 9/20/52	794	727
Pool #MA8267,
4.00%, 9/20/52	1,600	1,516
Pool #MA8268,
4.50%, 9/20/52	780	763
Pool #MA8429,
5.50%, 11/20/52	215	217
Pool #MA8430,
6.00%, 11/20/52	57	58
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  113 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Government National Mortgage Association II – 5.5%continued
Pool #MA8489,
4.50%, 12/20/52	$1,622	$1,584
Pool #MA8490,
5.00%, 12/20/52	1,559	1,562
Pool #MA8491,
5.50%, 12/20/52	1,394	1,413
Pool #MA8492,
6.00%, 12/20/52	1,087	1,115
Pool #MA8569,
5.00%, 1/20/53	1,545	1,545
Pool #MA8723,
4.00%, 3/20/53	1,543	1,463
Pool #MA8945,
4.00%, 6/20/53	258	245
Pool #MA8947,
5.00%, 6/20/53	846	846
Pool #MA8948,
5.50%, 6/20/53	776	786
Pool #MA8949,
6.00%, 6/20/53	1,578	1,616
Pool #MA8950,
6.50%, 6/20/53	670	691
Pool #MA9015,
4.50%, 7/20/53	881	858
Pool #MA9016,
5.00%, 7/20/53	2,052	2,046
Pool #MA9017,
5.50%, 7/20/53	1,253	1,270
Pool #MA9106,
5.50%, 8/20/53	789	799
Pool #MA9107,
6.00%, 8/20/53	318	326
Pool #MA9240,
5.00%, 10/20/53	718	718
Pool #MA9241,
5.50%, 10/20/53	637	645
Pool #MA9242,
6.00%, 10/20/53	663	678
Pool #MA9243,
6.50%, 10/20/53	249	257
Pool #MA9244,
7.00%, 10/20/53	186	192
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Government National Mortgage Association II – 5.5%continued
Pool #MA9305,
5.50%, 11/20/53	$1,055	$1,070
Pool #MA9306,
6.00%, 11/20/53	465	475
Pool #MA9307,
6.50%, 11/20/53	256	263
Pool #MA9366,
7.50%, 12/20/53	50	52
Pool #MA9424,
6.00%, 1/20/54	314	321
Pool #MA9425,
6.50%, 1/20/54	576	593
Pool #MA9426,
7.00%, 1/20/54	271	280
Pool #MA9541,
5.50%, 3/20/54	2,079	2,101
Pool #MA9604,
5.00%, 4/20/54	366	364
Pool #MA9605,
5.50%, 4/20/54	2,363	2,387
Pool #MA9606,
6.00%, 4/20/54	584	596
Pool #MA9669,
6.00%, 5/20/54	1,361	1,389
Pool #MA9670,
6.50%, 5/20/54	821	845
Pool #MA9906,
5.50%, 9/20/54	1,205	1,215
Pool #MA9907,
6.00%, 9/20/54	1,646	1,677
Pool #MA9908,
6.50%, 9/20/54	714	734
Pool #MB0025,
5.00%, 11/20/54	2,022	2,013
Pool #MB0090,
4.50%, 12/20/54	1,363	1,323
Pool #MB0091,
5.00%, 12/20/54	2,423	2,413
Pool #MB0092,
5.50%, 12/20/54	955	963
Pool #MB0556,
5.50%, 8/20/55	2,993	3,020
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 114 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 25.5% (12)continued
Government National Mortgage Association II – 5.5%continued
Pool #MB0557,
6.00%, 8/20/55	$1,994	$2,031
		127,504
Tennessee Valley Authority – 0.1%
5.25%, 9/15/39	1,050	1,111
Total U.S. Government Agencies
(Cost $642,829)		588,776

U.S. GOVERNMENT OBLIGATIONS – 44.9%
U.S. Treasury Bonds – 9.6%
6.63%, 2/15/27	5,000	5,212
4.50%, 2/15/36	700	723
4.75%, 2/15/37†	500	525
5.00%, 5/15/37	500	536
4.38%, 2/15/38	600	605
4.50%, 5/15/38	600	613
3.50%, 2/15/39	700	640
4.25%, 5/15/39	1,000	985
4.50%, 8/15/39	1,000	1,007
4.38%, 11/15/39	1,000	992
4.63%, 2/15/40	1,000	1,018
1.13%, 5/15/40	3,500	2,229
4.38%, 5/15/40	1,100	1,089
1.13%, 8/15/40	3,500	2,207
3.88%, 8/15/40	1,000	932
1.38%, 11/15/40	4,000	2,610
4.25%, 11/15/40	1,000	972
1.88%, 2/15/41	5,000	3,515
4.75%, 2/15/41	1,000	1,026
2.25%, 5/15/41	3,750	2,778
4.38%, 5/15/41	1,000	983
1.75%, 8/15/41	5,500	3,732
3.75%, 8/15/41	1,000	909
2.00%, 11/15/41	5,000	3,511
3.13%, 11/15/41	1,000	833
2.38%, 2/15/42	3,000	2,223
3.13%, 2/15/42	1,000	830
3.00%, 5/15/42	1,000	811
3.25%, 5/15/42	3,000	2,520
2.75%, 8/15/42	1,500	1,167
3.38%, 8/15/42	3,000	2,556
2.75%, 11/15/42	2,000	1,549
4.00%, 11/15/42	3,000	2,774
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 44.9%continued
U.S. Treasury Bonds – 9.6%continued
3.13%, 2/15/43	$1,000	$816
3.88%, 2/15/43	3,000	2,723
2.88%, 5/15/43	2,500	1,959
3.88%, 5/15/43	3,000	2,717
3.63%, 8/15/43	2,000	1,745
4.38%, 8/15/43	3,300	3,185
3.75%, 11/15/43	2,000	1,771
4.75%, 11/15/43	3,500	3,537
3.63%, 2/15/44	2,000	1,736
4.50%, 2/15/44	3,000	2,934
3.38%, 5/15/44	1,600	1,335
4.63%, 5/15/44	2,750	2,730
3.13%, 8/15/44	2,000	1,601
4.13%, 8/15/44	3,000	2,785
3.00%, 11/15/44	2,000	1,565
4.63%, 11/15/44	3,000	2,972
2.50%, 2/15/45	2,500	1,791
4.75%, 2/15/45	2,300	2,314
3.00%, 5/15/45	1,500	1,167
5.00%, 5/15/45	2,000	2,077
2.88%, 8/15/45	1,000	760
3.00%, 11/15/45	1,000	774
2.50%, 2/15/46	2,000	1,412
2.50%, 5/15/46	2,000	1,406
2.25%, 8/15/46	3,000	2,002
2.88%, 11/15/46	1,500	1,123
3.00%, 2/15/47	2,000	1,527
3.00%, 5/15/47	2,000	1,523
2.75%, 8/15/47	2,500	1,812
2.75%, 11/15/47	2,500	1,807
3.00%, 2/15/48	3,000	2,266
3.13%, 5/15/48	3,000	2,313
3.00%, 8/15/48	3,500	2,632
3.38%, 11/15/48	2,500	2,008
3.00%, 2/15/49	4,000	2,995
2.88%, 5/15/49	3,500	2,553
2.25%, 8/15/49	3,500	2,234
2.38%, 11/15/49	3,500	2,290
2.00%, 2/15/50	4,500	2,691
1.25%, 5/15/50	5,000	2,453
1.38%, 8/15/50	5,500	2,766
1.63%, 11/15/50	5,000	2,683
1.88%, 2/15/51	6,000	3,427
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  115 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 44.9%continued
U.S. Treasury Bonds – 9.6%continued
2.38%, 5/15/51	$6,000	$3,860
2.00%, 8/15/51	6,000	3,515
1.88%, 11/15/51	5,500	3,111
2.25%, 2/15/52	5,000	3,101
2.88%, 5/15/52	4,500	3,211
3.00%, 8/15/52	4,500	3,291
4.00%, 11/15/52	5,000	4,425
3.63%, 2/15/53	4,500	3,720
3.63%, 5/15/53	4,500	3,717
4.13%, 8/15/53	4,900	4,429
4.75%, 11/15/53	4,900	4,908
4.25%, 2/15/54	5,500	5,077
4.63%, 5/15/54	5,350	5,256
4.25%, 8/15/54	5,400	4,985
4.50%, 11/15/54	5,300	5,103
4.63%, 2/15/55	5,300	5,210
4.75%, 5/15/55	5,300	5,317
4.75%, 8/15/55	3,000	3,010
		220,775
U.S. Treasury Notes – 35.3%
4.63%, 10/15/26†	10,000	10,092
1.13%, 10/31/26	5,000	4,863
2.00%, 11/15/26	10,000	9,812
4.63%, 11/15/26	5,000	5,049
1.25%, 11/30/26	5,000	4,860
4.25%, 11/30/26	5,000	5,029
4.38%, 12/15/26	5,000	5,039
1.25%, 12/31/26	5,000	4,851
4.25%, 12/31/26	5,000	5,032
1.50%, 1/31/27	10,000	9,717
4.13%, 1/31/27	5,000	5,027
2.25%, 2/15/27	5,000	4,904
1.13%, 2/28/27	5,000	4,825
4.13%, 2/28/27	5,000	5,030
4.25%, 3/15/27	5,000	5,041
2.50%, 3/31/27	5,000	4,916
3.88%, 3/31/27	5,000	5,015
2.75%, 4/30/27	5,000	4,931
3.75%, 4/30/27	5,000	5,007
2.38%, 5/15/27	5,000	4,900
4.50%, 5/15/27	5,000	5,065
0.50%, 5/31/27	5,000	4,748
2.63%, 5/31/27	5,000	4,917
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 44.9%continued
U.S. Treasury Notes – 35.3%continued
3.88%, 5/31/27	$5,000	$5,017
4.63%, 6/15/27	5,000	5,080
3.25%, 6/30/27	5,000	4,968
4.38%, 7/15/27	5,000	5,063
2.75%, 7/31/27	5,000	4,922
3.75%, 8/15/27	5,000	5,010
0.50%, 8/31/27	5,000	4,713
3.13%, 8/31/27	5,000	4,954
3.63%, 8/31/27	5,000	5,000
3.38%, 9/15/27	5,000	4,977
0.38%, 9/30/27	5,000	4,690
3.50%, 9/30/27	5,000	4,989
4.13%, 9/30/27	5,000	5,048
3.88%, 10/15/27	5,000	5,025
4.13%, 10/31/27	5,000	5,051
2.25%, 11/15/27	5,000	4,861
0.63%, 11/30/27	5,000	4,692
4.00%, 12/15/27	5,000	5,041
0.63%, 12/31/27	5,000	4,680
3.88%, 12/31/27	5,000	5,028
0.75%, 1/31/28	5,000	4,682
3.50%, 1/31/28	5,000	4,987
2.75%, 2/15/28	5,000	4,901
4.25%, 2/15/28	5,000	5,071
1.13%, 2/29/28	5,000	4,715
3.88%, 3/15/28	5,000	5,031
1.25%, 3/31/28	5,000	4,720
3.63%, 3/31/28	5,000	5,001
3.75%, 4/15/28	5,000	5,015
1.25%, 4/30/28	5,000	4,710
3.50%, 4/30/28	5,000	4,986
2.88%, 5/15/28	5,000	4,906
3.75%, 5/15/28	5,000	5,016
3.63%, 5/31/28	5,000	5,001
1.25%, 6/30/28	5,000	4,692
4.00%, 6/30/28	5,000	5,049
3.88%, 7/15/28	5,000	5,032
1.00%, 7/31/28	5,000	4,649
4.13%, 7/31/28	5,000	5,066
2.88%, 8/15/28	5,000	4,898
1.13%, 8/31/28	5,000	4,656
3.38%, 9/15/28	5,000	4,966
1.25%, 9/30/28	5,000	4,664
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 116 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 44.9%continued
U.S. Treasury Notes – 35.3%continued
4.63%, 9/30/28	$5,000	$5,141
1.38%, 10/31/28	5,000	4,672
4.88%, 10/31/28	5,000	5,178
3.13%, 11/15/28	5,000	4,924
1.50%, 11/30/28	5,000	4,682
4.38%, 11/30/28	5,000	5,108
1.38%, 12/31/28	5,000	4,655
3.75%, 12/31/28	5,000	5,016
1.75%, 1/31/29	5,000	4,704
4.00%, 1/31/29	5,000	5,054
2.63%, 2/15/29	5,000	4,838
1.88%, 2/28/29	5,000	4,717
4.25%, 2/28/29	5,000	5,095
2.38%, 3/31/29	5,000	4,791
4.13%, 3/31/29	5,000	5,076
2.88%, 4/30/29	5,000	4,868
4.63%, 4/30/29	5,000	5,160
2.38%, 5/15/29	5,000	4,782
2.75%, 5/31/29	3,500	3,390
4.50%, 5/31/29	5,000	5,140
3.25%, 6/30/29	5,000	4,925
4.25%, 6/30/29	5,000	5,099
4.00%, 7/31/29	5,000	5,055
1.63%, 8/15/29	5,000	4,639
3.13%, 8/31/29	5,000	4,898
3.63%, 8/31/29	5,000	4,988
3.50%, 9/30/29	5,000	4,965
3.88%, 9/30/29	5,000	5,034
4.00%, 10/31/29	3,000	3,034
4.13%, 10/31/29	5,000	5,080
3.88%, 11/30/29	5,000	5,032
4.13%, 11/30/29	5,000	5,080
4.38%, 12/31/29	5,000	5,129
4.25%, 1/31/30	5,000	5,106
1.50%, 2/15/30	5,000	4,560
4.00%, 2/28/30	9,000	9,104
4.00%, 3/31/30	5,000	5,057
3.50%, 4/30/30	5,000	4,952
3.88%, 4/30/30	5,000	5,032
0.63%, 5/15/30	5,000	4,346
3.75%, 5/31/30	5,000	5,004
4.00%, 5/31/30	5,000	5,059
3.88%, 6/30/30	5,000	5,031
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 44.9%continued
U.S. Treasury Notes – 35.3%continued
3.88%, 7/31/30	$5,000	$5,030
0.63%, 8/15/30	10,000	8,621
3.63%, 8/31/30	5,000	4,974
3.63%, 9/30/30	5,000	4,975
0.88%, 11/15/30	5,000	4,335
4.38%, 11/30/30	5,000	5,141
4.00%, 1/31/31	5,000	5,052
1.13%, 2/15/31	5,000	4,369
4.25%, 2/28/31	5,000	5,113
4.13%, 3/31/31	5,000	5,081
4.63%, 4/30/31	5,000	5,205
1.63%, 5/15/31	5,000	4,452
4.63%, 5/31/31	5,000	5,205
4.25%, 6/30/31	5,000	5,109
4.13%, 7/31/31	5,000	5,076
1.25%, 8/15/31	7,000	6,054
3.75%, 8/31/31	5,000	4,977
3.63%, 9/30/31	5,000	4,941
1.38%, 11/15/31	5,000	4,328
4.50%, 12/31/31	5,000	5,173
4.38%, 1/31/32	5,000	5,138
1.88%, 2/15/32	5,000	4,436
4.13%, 3/31/32	5,000	5,066
4.00%, 4/30/32	6,500	6,538
2.88%, 5/15/32	5,000	4,701
4.00%, 6/30/32	5,000	5,026
4.00%, 7/31/32	3,000	3,014
2.75%, 8/15/32	5,000	4,648
3.88%, 9/30/32	5,000	4,984
4.13%, 11/15/32	10,000	10,116
3.50%, 2/15/33	5,000	4,854
3.38%, 5/15/33	5,000	4,803
3.88%, 8/15/33	10,000	9,917
4.50%, 11/15/33	10,000	10,339
4.00%, 2/15/34	5,000	4,987
4.38%, 5/15/34	11,500	11,766
3.88%, 8/15/34	15,000	14,770
4.25%, 11/15/34	20,000	20,226
4.63%, 2/15/35	10,000	10,392
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  117 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 44.9%continued
U.S. Treasury Notes – 35.3%continued
4.25%, 5/15/35	$8,000	$8,074
4.25%, 8/15/35†	5,000	5,041
		815,140
Total U.S. Government Obligations
(Cost $1,075,289)		1,035,915

MUNICIPAL BONDS – 0.5%
Arizona – 0.0%
Salt River Project Agricultural Improvement & Power District Electric Revenue Bonds, Build America Bonds,
4.84%, 1/1/41	110	108
California – 0.1%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds,
7.04%, 4/1/50	150	172
Bay Area Toll Authority Toll Bridge Taxable Revenue Bonds, Series S3, Build America Bonds,
6.91%, 10/1/50	150	171
California State G.O. Unlimited Bonds, Build America Bonds,
7.30%, 10/1/39	920	1,076
7.63%, 3/1/40	405	491
7.60%, 11/1/40	100	123
East Bay Municipal Utility District Water System Subordinated Revenue Bonds, Build America Bonds,
5.87%, 6/1/40	300	320
Los Angeles Community College District G.O. Unlimited Bonds, Build America Bonds,
6.75%, 8/1/49	150	169
San Diego County Water Authority Financing Agency Water Revenue Bonds, Build America Bonds,
6.14%, 5/1/49	100	105
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Build America Bonds,
6.95%, 11/1/50	75	85
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
California – 0.1%continued
University of California Taxable General Revenue Bonds, Series AD,
4.86%, 5/15/12(7)	$500	$424
		3,136
Connecticut – 0.0%
Connecticut State Taxable G.O. Unlimited Bonds, Series A,
5.85%, 3/15/32	300	323
Georgia – 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, Build America Bonds,
6.66%, 4/1/57	92	100
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds,
6.64%, 4/1/57	63	69
7.06%, 4/1/57	279	314
		483
Illinois – 0.1%
Chicago Transit Authority Sales & Transfer Tax Receipts Pension Funding Taxable Revenue Bonds, Series A,
6.90%, 12/1/40	272	304
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, Series B, Build America Bonds,
6.20%, 12/1/40	140	147
Illinois State Taxable Pension G.O. Unlimited Bonds,
5.10%, 6/1/33	615	626
		1,077
Massachusetts – 0.0%
Massachusetts State G.O. Limited Bonds, Series D, Build America Bonds,
4.50%, 8/1/31	250	252
Massachusetts State School Building Authority Sales TRB, Build America Bonds,
5.72%, 8/15/39	100	105
		357
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 118 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
Mississippi – 0.0%
Mississippi State G.O. Unlimited Bonds, Series F, Build America Bonds,
5.25%, 11/1/34	$100	$103
Nevada – 0.0%
Clark County Airport System Taxable Revenue Bonds, Series C, Build America Bonds,
6.82%, 7/1/45	200	224
New Jersey – 0.0%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series B, Build America Bonds,
6.56%, 12/15/40	200	222
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds,
7.41%, 1/1/40	125	151
Rutgers State University Revenue Bonds, Build America Bonds,
5.67%, 5/1/40	145	151
		524
New York – 0.1%
Metropolitan Transportation Authority Dedicated Tax Fund, Build America Revenue Bonds,
7.34%, 11/15/39	70	84
Metropolitan Transportation Authority Taxable Revenue Bonds, Build America Bonds,
6.81%, 11/15/40	35	39
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Build America Bonds,
5.75%, 6/15/41	200	204
5.72%, 6/15/42	250	254
New York G.O. Unlimited Bonds, Build America Bonds,
5.52%, 10/1/37	100	103
New York State Dormitory Authority Personal Income TRB, Series D, Build America Bonds,
5.60%, 3/15/40	250	258
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
New York – 0.1%continued
New York State Dormitory Authority State Personal Income Tax Build America Revenue Bonds, Unrefunded Balance,
5.63%, 3/15/39	$75	$78
New York State Urban Development Corp. Taxable Revenue Bonds, Build America Bonds,
5.77%, 3/15/39	75	77
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds,
5.65%, 11/1/40	350	373
Port Authority of New York & New Jersey Consolidated 165th Taxable Revenue Bonds,
5.65%, 11/1/40	200	213
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds,
4.93%, 10/1/51	250	235
		1,918
Ohio – 0.1%
American Municipal Power-Ohio, Inc., Revenue Bonds, Subseries B, Build America Bonds,
6.45%, 2/15/44	200	214
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Build America Bonds, Combined Hydroelectric Projects,
8.08%, 2/15/50	300	385
Ohio State University Revenue Bonds, Series C, Build America Bonds,
4.91%, 6/1/40	190	189
Ohio State University Taxable Revenue Bonds, Series A,
4.80%, 6/1/11(4)	200	170
		958
Pennsylvania – 0.0%
State Public School Building Authority Taxable Revenue Bonds, Series A, Qualified School Construction Bonds,
5.00%, 9/15/27	193	197
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  119 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

BOND INDEX FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 0.5%continued
Tennessee – 0.0%
Metropolitan Government of Nashville & Davidson County Convention Center Authority Subordinate Taxable Revenue Bonds, Series B, Build America Bonds,
6.73%, 7/1/43	$100	$108
Texas – 0.1%
Dallas Area Rapid Transit Sales TRB, Build America Bonds,
5.02%, 12/1/48	180	173
Dallas Independent School District Taxable G.O. Unlimited Bonds, Series C, Build America Bonds (PSF, Gtd.),
6.45%, 2/15/35	200	203
North Texas Tollway Authority Revenue Bonds, Build America Bonds,
6.72%, 1/1/49	125	139
San Antonio Electric & Gas Revenue Bonds, Build America Bonds,
5.99%, 2/1/39	200	212
Texas State Taxable G.O. Unlimited Bonds, Build America Bonds,
5.52%, 4/1/39	200	208
Texas State Transportation Commission State Highway Fund Taxable Revenue Bonds, Series B, First Tier,
5.18%, 4/1/30	300	306
University of Texas Revenue Bonds, Series C, Build America Bonds,
4.79%, 8/15/46	100	95
		1,336
Virginia – 0.0%
University of Virginia University Taxable Revenue Refunding Bonds,
2.26%, 9/1/50	300	177
Washington – 0.0%
Central Puget Sound Regional Transportation Authority Sales & Use TRB, Build America Bonds,
5.49%, 11/1/39	80	83
Total Municipal Bonds
(Cost $10,968)		11,112

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 3.1%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.18%(15) (16) (17)	23,468,040	$23,468
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(15) (16)	47,076,998	47,077
Total Investment Companies
(Cost $70,545)		70,545

Total Investments – 101.9%
(Cost $2,460,627)		2,350,201
Liabilities less Other Assets – (1.9%)		(43,938)
NET ASSETS – 100.0%		$2,306,263

(1)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(2)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At September 30,
2025, the value of these securities amounted to approximately $4,131,000 or 0.2% of net assets.

(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2025.
(4)	Century bond maturing in 2111.
(5)	Century bond maturing in 2114.
(6)	Century bond maturing in 2116.
(7)	Century bond maturing in 2112.
(8)
Security exempt from registration pursuant to Regulation S under the
Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(9)	Investment in affiliate.
(10)	Zero coupon bond.
(11)	Principal Amount and Value rounds to less than one thousand.
(12)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(13)	Variable or floating rate security. Rate as of September 30, 2025 is disclosed.
(14)	When-Issued Security. Coupon rate is not in effect at September 30, 2025.
(15)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(16)	7-day current yield as of September 30, 2025 is disclosed.
(17)	Investment of securities lending cash collateral in connection with securities lending.
†	Security is either wholly or partially on loan.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1Y - 1 Year

3M - 3 Month
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 120 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

Gtd. - Guaranteed

IBOR - Interbank Offered Rates

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

PSF - Permanent School Fund

SOFR - Secured Overnight Financing Rate

TBA - To be announced

TRB - Tax Revenue Bonds

USD - United States Dollar
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$9,705	$—	$9,705
Commercial Mortgage-Backed Securities	—	17,730	—	17,730
Corporate Bonds(1)	—	473,833	—	473,833
Foreign Issuer Bonds(1)	—	142,585	—	142,585
U.S. Government Agencies(1)	—	588,776	—	588,776
U.S. Government Obligations(1)	—	1,035,915	—	1,035,915
Municipal Bonds(1)	—	11,112	—	11,112
Investment Companies	70,545	—	—	70,545
Total Investments	$70,545	$2,279,656	$—	$2,350,201

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  121 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 94.4%
California – 94.4%
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	$2,000	$2,044
Albany Unified School District G.O. Unlimited Bonds, Series B, Measure B, Election of 2016,
5.00%, 8/1/43	1,000	1,015
Alum Rock Union Elementary School District G.O. Unlimited Refunding Bonds, Series B (BAM Insured),
5.00%, 8/1/33	1,750	2,028
Azusa Unified School District G.O. Unlimited Bonds, Series C, Election of 2014,
5.00%, 8/1/44	1,700	1,753
Bay Area Toll Authority Toll Bridge Subordinate Revenue Refunding Bonds, Series S-11,
5.00%, 4/1/32	795	925
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(1) (2)	3,500	3,587
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/27(1) (2)	1,400	1,432
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
5.25%, 4/1/30(1) (2)	1,215	1,318
5.00%, 12/1/32(1) (2)	1,250	1,324
5.00%, 8/1/33(1) (2)	2,000	2,231
5.00%, 10/1/33(1) (2)	2,000	2,147
5.00%, 7/1/34(1) (2)	2,000	2,151
California Community Choice Financing Authority Sustainable Revenue Bonds, Series E, Clean Energy Project,
5.00%, 9/1/32(1) (2)	2,320	2,533
California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds,
5.00%, 8/1/29(1) (2)	750	798
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4%continued
California – 94.4%continued
California Community Choice Financing Authority Variable Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 8/1/32(1) (2)	$2,000	$2,118
5.00%, 9/1/32(1) (2)	2,720	2,986
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	1,888	1,901
California PFA Revenue Refunding Bonds, Series A, PIH Health,
5.00%, 6/1/32	1,500	1,669
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/40	800	737
California State Educational Facilities Authority Revenue Bonds, University of the Pacific,
5.00%, 11/1/43	610	655
5.00%, 11/1/44	700	746
California State Educational Facilities Authority Revenue Refunding Bonds, University of the Pacific,
5.00%, 11/1/35	750	883
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County - Mead Valley Wellness Village Project,
5.00%, 11/1/32	2,875	3,315
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County Library Facilities Project,
3.00%, 11/1/44	3,000	2,350
California State G.O. Unlimited Bonds, Prerefunded,
5.00%, 11/1/30(3)	25	28
California State G.O. Unlimited Bonds, Unrefunded Balance,
5.00%, 11/1/32	1,515	1,687
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/28	2,000	2,100
5.00%, 8/1/33	2,500	2,909
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 122 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4%continued
California – 94.4%continued
5.00%, 8/1/34	$2,000	$2,340
California State G.O. Unlimited Refunding Bonds, Bid Group C,
5.00%, 8/1/28	2,000	2,041
California State Health Facilities Financing Authority Revenue Bonds, Adventist Health System/West,
5.00%, 12/1/35	2,500	2,751
California State Health Facilities Financing Authority Revenue Bonds, Series B, Stanford Health Care,
5.00%, 8/15/33	690	818
California State Health Facilities Financing Authority Revenue Refunding Bonds, Cedars-Sinai Medical Center,
5.00%, 11/15/27	250	251
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series A, El Camino Health,
5.00%, 2/1/33	700	805
California State Health Facilities Financing Authority Variable Revenue Bonds, Children's Hospital of Orange County,
5.00%, 5/1/31(1) (2)	1,855	2,093
California State Health Facilities Financing Authority Variable Revenue Bonds, Providence St. Joseph Health,
5.00%, 10/1/32(1) (2)	2,000	2,228
California State Health Facilities Financing Authority Variable Revenue Bonds, Series B-2, Scripps Health,
5.00%, 2/4/31(1) (2)	1,350	1,518
California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds,
5.00%, 11/1/29	2,045	2,196
5.00%, 11/1/33	200	220
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4%continued
California – 94.4%continued
California State Infrastructure & Economic Development Bank Revenue Bonds, UCSF 2130 Third Street,
5.00%, 5/15/36	$1,000	$1,047
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(1) (2)	3,000	2,782
California State Municipal Finance Authority MFH Revenue Bonds, Pass-Through Park Western Apartments (FNMA Insured),
2.65%, 8/1/36	3,246	2,820
California State Municipal Finance Authority Revenue Bonds, HumanGood, California Obligated Group,
3.00%, 10/1/46	1,000	732
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/36	2,245	2,381
California State Municipal Finance Authority Revenue Refunding Bonds, Southwestern Law School,
4.00%, 11/1/41	400	360
California State Public Works Board Lease Revenue Refunding Bonds, Series C,
5.00%, 8/1/31	1,500	1,713
California State Public Works Board Lease Revenue Refunding Bonds, Various Capital Projects,
5.00%, 9/1/32	3,500	4,049
California State Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC-Phase I (BAM Insured),
5.00%, 5/15/33	4,630	5,057
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 11/1/31	4,560	4,796
5.25%, 10/1/39	1,500	1,512
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  123 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4%continued
California – 94.4%continued
California State Various Purpose G.O. Unlimited Refunding Bonds (BAM-TCRS Insured),
5.00%, 9/1/35	$3,500	$3,560
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
3.25%, 7/1/43	1,000	758
Desert Sands Unified School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/39	1,330	1,366
Desert Sands Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/32	1,230	1,443
East Side Union High School District Santa Clara County Election G.O. Unlimited Bonds, Series D, Election 2016,
5.00%, 8/1/32	750	877
East Side Union High School District Santa Clara County G.O. Unlimited Bonds, Series B (AGM Insured),
5.00%, 8/1/32	4,610	5,409
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,000	1,023
Garden Grove PFA Lease Revenue Bonds, Series A (BAM Insured),
5.00%, 4/1/32	580	673
Garden Grove PFS Lease Revenue Bonds, Series A,
5.00%, 4/1/29	300	329
Golden State Tobacco Securitization Corp. Tobacco Settlement Taxable Revenue Refunding Bonds, Series A-1,
2.16%, 6/1/26	1,000	986
2.53%, 6/1/28	1,500	1,428
Hayward Unified School District G.O. Unlimited Refunding Bonds, Series B (AG Insured),
5.00%, 8/1/33	3,750	4,360
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	2,500	2,517
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4%continued
California – 94.4%continued
Irvine Unified School District Special Refunding Tax Bonds, Community Facilities District No. 01-1 (BAM Insured),
5.00%, 9/1/32	$1,400	$1,618
Jefferson Union High School District San Mateo County G.O. Unlimited Bonds, Series C, 2020 Election Measure Z,
5.00%, 8/1/34	300	359
Lake Elsinore Facilities Financing Authority Local Agency Special TRB, Series A (AG Insured),
5.00%, 9/1/33	1,750	2,036
Long Beach Community College District G.O. Unlimited Bonds, Series E,
5.00%, 8/1/52	2,000	2,129
Long Beach Harbor Revenue Bonds, Series A (AMT),
5.00%, 5/15/30	1,300	1,345
Long Beach Harbor Revenue Refunding Bonds, Series C,
5.00%, 5/15/47	3,000	3,045
Long Beach Marina Revenue Refunding Bonds, Alamitos Bay Marina Project,
5.00%, 5/15/33	700	795
Los Alamitos Unified School District COPS, Capital Projects,
5.95%, 8/1/34	1,100	1,214
Los Angeles County Metropolitan Transportation Authority Sales Senior TRB, Series B,
5.00%, 7/1/36	2,975	3,150
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series D,
5.00%, 12/1/29	1,665	1,672
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series J,
5.00%, 12/1/43	1,750	1,896
Los Angeles County Public Works Financing Authority Lease Revenue Refunding Bonds, Series B,
5.00%, 12/1/29	2,630	2,640
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 124 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4%continued
California – 94.4%continued
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/30	$1,465	$1,549
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.25%, 5/15/31	2,000	2,105
5.00%, 5/15/44	1,500	1,514
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds (AMT), Unrefunded Balance,
5.00%, 5/15/32	2,840	3,130
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series E,
5.00%, 7/1/33	4,210	4,800
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series B,
5.00%, 7/1/43	1,850	1,867
Los Angeles Municipal Improvement Corp. Lease Revenue Bonds, Capital Equipment & Real Property,
5.00%, 5/1/30	600	673
Los Angeles Special Refunding Tax Bonds, Community Facilities District No. 4 Playa Vista,
5.00%, 9/1/30	775	869
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election 2008 (BAM Insured),
5.00%, 7/1/31	1,500	1,593
Los Angeles Unified School District G.O. Unlimited Bonds, Series B-1, Election of 2008,
5.00%, 7/1/30	190	202
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/33	3,500	4,145
Menifee Special Tax, Community Facilities District McCall,
3.00%, 9/1/42	385	300
4.00%, 9/1/51	1,000	856
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4%continued
California – 94.4%continued
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series B-3,
5.00%, 7/1/31(1) (2)	$2,920	$3,260
Moreland School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/32	1,300	1,525
Mount Diablo Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/32	750	882
Natomas Unified School District G.O. Unlimited Bonds (AGM Insured),
3.00%, 8/1/39	1,655	1,453
3.00%, 8/1/40	2,000	1,700
Ontario PFA Lease Revenue Bonds, Series A,
5.00%, 11/1/32	300	350
5.00%, 11/1/33	475	560
Orange County Community Facilities District No. 2021-1 Rienda Special Tax Bonds, Series A,
5.00%, 8/15/37	1,000	1,059
Oxnard Union High School District G.O. Unlimited BANS,
6.00%, 2/1/30	1,000	1,165
Palm Springs Unified School District G.O. Unlimited Bonds, Series D, Election of 2008,
2.00%, 8/1/27	1,970	1,943
Peralta Community College District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/33	2,150	2,543
Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Rancho Redevelopment Project,
5.00%, 9/1/32	1,500	1,736
Redding Joint Powers Financing Authority Electric System Revenue Bonds, Series A,
5.00%, 6/1/55	2,250	2,347
Redlands Unified School District G.O. Unlimited Refunding Bonds, San Bernardino County,
3.00%, 7/1/30	2,295	2,308
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  125 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4%continued
California – 94.4%continued
Rialto Unified School District COPS, Kitchen And Meeting (BAM Insured),
5.00%, 9/1/31	$270	$305
Sacramento County Airport System Revenue Bonds, Series A (AMT),
5.00%, 7/1/32	325	360
Sacramento County Airport System Revenue Refunding Bonds, Series A,
5.00%, 7/1/31	500	533
Sacramento County Airport System Revenue Refunding Bonds, Series B,
5.00%, 7/1/29	680	727
Sacramento County Special Refunding Tax Bonds, Metro Air Park Community Facilities,
5.00%, 9/1/27	1,000	1,036
San Diego Association of Governments South Bay Expressway Toll Senior Lien Revenue Bonds, Series A,
5.00%, 7/1/37	1,000	1,030
San Diego County Regional Airport Authority Senior Revenue Bonds, Private Activity (AMT),
5.00%, 7/1/36	1,100	1,223
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Capital Improvement Project,
5.00%, 10/15/31	1,000	1,167
San Diego Public Facilities Financing Authority Lease Revenue Refunding Bonds, Series A,
10/15/38(4)	2,500	2,863
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series (AMT),
5.25%, 5/1/41	1,000	1,068
San Francisco City & County COPS, Multiple Capital Projects,
2.00%, 10/1/33	2,800	2,476
San Francisco City & County Infrastructure & Revitalization Tax Allocation Bonds, Facilities Increment, Treasure Island,
5.00%, 9/1/37	375	393
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4%continued
California – 94.4%continued
San Francisco City & County Public Utilities Commission Wastewater Sustainable Revenue Bonds, Series C (SSIP),
5.00%, 10/1/31	$2,000	$2,328
San Francisco City & County Redevelopment Successor Agency Tax Allocation Refunding Bonds, Mission Bay South Redevelopment (AGC Insured),
5.00%, 8/1/31	1,150	1,304
5.00%, 8/1/32	1,420	1,628
San Francisco City & County Unified School District G.O. Unlimited Bonds, Proposition A, Series F&C,
3.25%, 6/15/32	1,500	1,499
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series A, Election of 2016,
4.00%, 6/15/35	1,000	1,001
San Joaquin Valley Clean Energy Authority Variable Sustainable Revenue Bonds, Clean Energy Project,
5.50%, 7/1/35(1) (2)	1,500	1,722
San Leandro Unified School District G.O. Unlimited Bonds, Series B, Election 2016 (BAM Insured),
5.00%, 8/1/32	560	594
Santa Rosa Elementary School District G.O. Unlimited Bonds, Series D, Election of 2014 (AGM Insured), Prerefunded,
5.00%, 8/1/26(3)	1,145	1,161
Santa Rosa High School District G.O. Unlimited Bonds, Series C, Election of 2014 (AGM Insured),
5.00%, 8/1/43	1,000	1,014
Silicon Valley Clean Water Wastewater Revenue Bonds, Series B,
0.50%, 3/1/26	3,000	2,970
Southern California Financing Authority Water Replenishment Assessment Revenue Bonds,
5.00%, 8/1/43	2,000	2,050
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 126 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 94.4%continued
California – 94.4%continued
Southern California State Public Power Authority Revenue Refunding Bonds, Series A, Canyon Power Project,
5.00%, 7/1/35	$1,000	$1,083
Temecula Valley Unified School District Financing Authority Special Tax Refunding Bonds (BAM Insured),
5.00%, 9/1/32	670	774
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/29	465	494
5.00%, 10/1/34	600	623
University of California Revenue Refunding Bonds, Series B,
5.00%, 5/15/31	4,500	5,156
Val Verde Unified School District Special Refunding Tax Bonds,
5.00%, 9/1/32	245	284
Vista Joint Powers Financing Authority Revenue Refunding Bonds, Series A,
5.00%, 5/1/33	900	1,043
West Contra Costa Unified School District 2020 Election G.O. Unlimited Bonds, Series B (BAM Insured),
5.00%, 8/1/31	235	267
		227,118
Total Municipal Bonds
(Cost $232,216)		227,118

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(5) (6)	2,810,734	$2,811
Total Investment Companies
(Cost $2,811)		2,811

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 3.5%
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,
2.95%, 4/1/26(1) (2)	$6,825	$6,828
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 3.5%continued
University of California Variable General Revenue Refunding Bonds, Series AL-2,
1.70%, 10/1/25(7)	$1,500	$1,500
Total Short-Term Investments
(Cost $8,328)		8,328

Total Investments – 99.1%
(Cost $243,355)		238,257
Other Assets less Liabilities – 0.9%		2,219
NET ASSETS – 100.0%		$240,476

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of September
30, 2025 is disclosed.

(3)	Maturity date represents the prerefunded date.
(4)	When-Issued Security. Coupon rate is not in effect at September 30, 2025.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of September 30, 2025 is disclosed.
(7)
Variable or floating rate security. Rate is determined by a remarketing agent and, in the agent's judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

MFH - Multi-Family Housing

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  127 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CALIFORNIA INTERMEDIATE TAX-EXEMPT FUND continued	September 30, 2025 (UNAUDITED)
PFA - Public Finance Authority

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$—	$227,118	$—	$227,118
Investment Companies	2,811	—	—	2,811
Short-Term Investments	—	8,328	—	8,328
Total Investments	$2,811	$235,446	$—	$238,257
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 128 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND	September 30, 2025 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 92.8%
California – 92.8%
Alameda County Unified School District G.O. Unlimited Bonds, Series B, Election of 2014,
5.00%, 8/1/42	$500	$511
Antioch Unified School District G.O. Unlimited Bonds, Series A, Election of 2024 (AGC Insured),
5.00%, 8/1/42	900	966
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/27(1) (2)	600	614
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
5.25%, 4/1/30(1) (2)	500	542
5.00%, 12/1/32(1) (2)	750	794
5.00%, 8/1/33(1) (2)	1,500	1,673
5.00%, 10/1/33(1) (2)	1,000	1,073
California Community Choice Financing Authority Sustainable Revenue Bonds, Series E, Clean Energy Project,
5.00%, 9/1/32(1) (2)	1,385	1,512
California Community Choice Financing Authority Variable Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 8/1/32(1) (2)	1,000	1,059
5.00%, 9/1/32(1) (2)	500	549
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Series A,
4.00%, 6/1/35	885	887
California County Tobacco Securitization Agency Tobacco Settlement Revenue Refunding Bonds, Sonoma County Securitization,
5.00%, 6/1/29	310	331
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	1,163	1,135
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.8%continued
California – 92.8%continued
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-2, Class A Social Certificates (FHLMC Insured),
3.75%, 3/25/35	$472	$475
California State Educational Facilities Authority Revenue Bonds, Art Center College of Design,
3.00%, 12/1/51	600	405
California State Educational Facilities Authority Revenue Bonds, University of the Pacific,
5.00%, 11/1/55	1,500	1,556
California State Enterprise Development Authority Lease Revenue Bonds, Riverside County - Mead Valley Wellness Village Project,
5.00%, 11/1/31	1,040	1,187
5.00%, 11/1/32	905	1,043
California State G.O. Unlimited Refunding Bonds,
5.00%, 9/1/42	1,000	1,071
5.00%, 8/1/45	2,000	2,157
California State Health Facilities Financing Authority Revenue Bonds, Adventist Health System/West,
5.00%, 12/1/35	1,300	1,430
California State Health Facilities Financing Authority Revenue Bonds, Subseries A-2, Kaiser Permanente,
4.00%, 11/1/44	2,000	1,852
California State Health Facilities Financing Authority Revenue Refunding Bonds, Series A, El Camino Health,
5.00%, 2/1/34	800	927
California State Health Facilities Financing Authority Variable Revenue Bonds, Children's Hospital of Orange County,
5.00%, 5/1/31(1) (2)	225	254
California State Health Facilities Financing Authority Variable Revenue Bonds, Providence St. Joseph Health,
5.00%, 10/1/32(1) (2)	1,000	1,114
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  129 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.8%continued
California – 92.8%continued
California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds,
5.00%, 11/1/42	$275	$284
5.00%, 11/1/44	625	629
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds, Los Angeles Museum of Art Project,
1.20%, 6/1/28(1) (2)	2,000	1,855
California State Municipal Finance Authority Revenue Bonds, California Institute of the Arts,
4.00%, 10/1/51	250	206
California State Municipal Finance Authority Revenue Bonds, HumanGood, California Obligated Group,
3.00%, 10/1/49	1,000	703
California State Municipal Finance Authority Revenue Bonds, Samuel Merritt University,
5.25%, 6/1/53	500	513
California State Municipal Finance Authority Revenue Bonds, Series A, National University,
5.00%, 4/1/40	1,000	1,040
California State Municipal Finance Authority Revenue Refunding Bonds, Southwestern Law School,
4.00%, 11/1/41	175	158
California State Public Works Board Lease Revenue Refunding Bonds, Various Capital Projects,
5.00%, 9/1/27	1,750	1,838
California State Statewide Communities Development Authority Student Housing Revenue Refunding Bonds, CHF-Irvine, LLC-Phase I (BAM Insured),
5.00%, 5/15/33	500	546
3.00%, 5/15/51	500	370
California State Various Purpose G.O. Unlimited Bonds,
5.00%, 11/1/31	1,000	1,052
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.8%continued
California – 92.8%continued
California State Various Purpose G.O. Unlimited Refunding Bonds (BAM-TCRS Insured),
5.00%, 9/1/35	$2,000	$2,034
Carlsbad Unified School District G.O. Unlimited Bonds, Series A, Election of 2018,
3.00%, 8/1/42	550	450
Coachella Valley Water District Revenue COPS, Series A, Oasis Project,
4.00%, 8/1/46	1,750	1,683
CSCDA Community Improvement Authority Essential Housing Senior Revenue Bonds, Crescent West Hollywood,
4.30%, 7/1/59	500	393
Evergreen School District G.O. Unlimited Bonds, Election of 2014,
5.00%, 8/1/46	1,300	1,330
Foothill Eastern Transportation Corridor Agency Toll Road Senior Lien Revenue Bonds, Series A,
4.00%, 1/15/46	250	231
Imperial Irrigation District Electric Revenue Bonds, Series B-1,
5.00%, 11/1/46	1,500	1,510
Lake Elsinore Facilities Financing Authority Local Agency Special TRB, Series A (AG Insured),
5.00%, 9/1/34	1,000	1,168
Long Beach Community College District G.O. Unlimited Bonds, Series E,
5.00%, 8/1/52	1,000	1,064
Long Beach Marina Revenue Refunding Bonds, Alamitos Bay Marina Project,
5.00%, 5/15/34	700	799
Los Angeles Community College District 2008 Election G.O. Unlimited Refunding Bonds, Series K,
4.00%, 8/1/39	2,915	2,920
Los Angeles County Metropolitan Transportation Authority Sales Senior TRB, Series B,
5.00%, 7/1/34	525	560
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 130 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.8%continued
California – 92.8%continued
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series F, Green Bonds,
2.63%, 12/1/51	$1,600	$1,085
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series H,
5.25%, 12/1/41	1,000	1,113
Los Angeles County Public Works Financing Authority Lease Revenue Bonds, Series J,
5.25%, 12/1/50	1,500	1,614
Los Angeles Department of Airports Airport Senior Revenue Bonds (AMT), Private Activity,
5.50%, 5/15/47	1,000	1,045
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International,
5.00%, 5/15/31	1,000	1,053
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/44	500	505
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds, Series A (AMT), P3 Project,
5.00%, 5/15/46	500	507
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series B,
5.00%, 7/1/40	1,000	1,031
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series C,
5.00%, 7/1/52	500	510
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series A,
5.00%, 7/1/38	450	492
Los Angeles Department of Water & Power Waterworks System Revenue Refunding Bonds, Series B,
5.00%, 7/1/39	525	546
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.8%continued
California – 92.8%continued
Los Angeles Harbor Department Sustainable Revenue Refunding Bonds, Exempt Facility,
5.00%, 8/1/44	$375	$410
Los Angeles Unified School District Sustainable G.O. Unlimited Bonds, Series QRR,
5.00%, 7/1/38	1,000	1,149
Los Rios Community College District G.O. Unlimited Bonds, Series D,
3.00%, 8/1/44	1,000	795
Lucia Mar Unified School District G.O. Unlimited Bonds, Series B, Election of 2016,
5.00%, 8/1/42	1,450	1,491
Menifee Special Tax, Community Facilities District McCall,
3.00%, 9/1/42	165	128
Mesa Water District COPS,
4.00%, 3/15/45	1,150	1,149
Metropolitan Water District of Southern California Waterworks Revenue Bonds, Series B-3,
5.00%, 7/1/31(1) (2)	1,000	1,117
Modesto High School District Stanislaus County G.O. Unlimited Bonds, Series A,
5.00%, 8/1/48	1,000	1,045
Monterey County Financing Authority Revenue Refunding Bonds,
5.00%, 9/1/37	1,170	1,230
Mount Diablo Unified School District G.O. Unlimited Refunding Bonds,
5.00%, 8/1/34	1,250	1,497
Mountain View Whisman School District G.O. Unlimited Bonds, Series B,
4.25%, 9/1/45	500	502
Newport Mesa Unified School District G.O. Unlimited CABS, Election of 2005,
0.00%, 8/1/33(3)	7,000	5,593
Ontario PFA Lease Revenue Bonds, Series A,
5.00%, 11/1/34	450	534
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  131 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.8%continued
California – 92.8%continued
Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Rancho Redevelopment Project,
5.00%, 9/1/32	$1,000	$1,157
Redding Joint Powers Financing Authority Electric System Revenue Bonds, Series A,
5.00%, 6/1/55	1,250	1,304
Redwood City Public Facilities & Infrastructure Authority Lease Revenue Bonds, Veterans Memorial Building,
3.00%, 6/1/51	1,750	1,274
Riverside County Transportation Commission Toll Senior Lien Revenue Refunding Bonds, RCTC 91 Express Lanes,
4.00%, 6/1/46	750	672
Sacramento County Airport System Revenue Bonds, Series A (AMT),
5.00%, 7/1/32	300	332
Sacramento County Special Refunding Tax Bonds, Metro Air Park Community Facilities,
5.00%, 9/1/34	1,000	1,066
San Carlos School District G.O. Unlimited Refunding Bonds,
5.00%, 10/1/41	400	442
San Diego Community College District G.O. Unlimited Bonds, Series A-1,
5.00%, 8/1/55	1,500	1,587
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	1,500	1,508
5.00%, 5/1/49	1,000	1,005
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/45	1,000	1,010
5.00%, 5/1/50	1,500	1,512
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/30	915	996
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.8%continued
California – 92.8%continued
San Francisco City & County COPS, Multiple Capital Projects,
2.00%, 10/1/33	$1,200	$1,061
San Francisco City & County Public Utilities Commission Water Revenue Bonds, Series D, Hetch Hetchy Water,
3.00%, 11/1/50	600	441
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Subseries C, Green Bonds,
4.00%, 11/1/41	1,000	997
San Francisco City & County Public Utilities Commission Water Revenue Refunding Bonds, Sustainable Bonds,
5.00%, 11/1/32	205	242
San Francisco City & County Unified School District G.O. Unlimited Bonds, Series A, Election of 2016,
4.00%, 6/15/35	500	501
San Francisco Community College District G.O. Unlimited Bonds, Series A, Election of 2020,
3.00%, 6/15/45	1,000	791
San Joaquin Hills Transportation Corridor Agency Toll Road Senior Lien Revenue Refunding Bonds,
4.00%, 1/15/34	500	520
San Joaquin Valley Clean Energy Authority Variable Sustainable Revenue Bonds, Clean Energy Project,
5.50%, 7/1/35(1) (2)	1,000	1,148
San Jose Financing Authority Wastewater Revenue Bonds, Series B, Green Bonds,
5.00%, 11/1/41	500	543
San Jose G.O. Unlimited Bonds, Series A-1,
5.00%, 9/1/42	1,310	1,362
Santa Clarita Community College District G.O. Unlimited Bonds, Election of 2016,
5.25%, 8/1/48	1,000	1,062
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 132 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.8%continued
California – 92.8%continued
Santa Cruz County Capital Financing Authority Lease Revenue Bonds, Series A-1,
4.00%, 6/1/32	$300	$312
4.00%, 6/1/34	330	340
Silicon Valley Clean Water Wastewater Revenue Bonds, Series B,
0.50%, 3/1/26	2,000	1,980
Sonoma County Junior College District G.O. Unlimited Bonds, Series B,
3.00%, 8/1/36	900	857
Southwestern Community College District G.O. Unlimited Bonds, Series D,
4.00%, 8/1/33	650	693
Temecula Valley Unified School District Financing Authority Special Tax Refunding Bonds (BAM Insured),
5.00%, 9/1/32	2,575	2,975
Tobacco Securitization Authority Tobacco Settlement Senior Revenue Refunding Bonds, Sacramento County,
4.00%, 6/1/37	700	687
Transbay Joint Powers Authority Senior Tax Allocation Bonds, Green Bonds,
5.00%, 10/1/45	1,000	1,000
Turlock Irrigation District Revenue Refunding Bonds,
5.00%, 1/1/37	805	867
University of California General Revenue Refunding Bonds, Series AZ,
5.00%, 5/15/34	85	90
University of California Revenue Refunding Bonds, Series B,
5.00%, 5/15/31	1,375	1,575
5.00%, 5/15/35	1,500	1,737
University of California Revenue Refunding Bonds, Series BH,
4.00%, 5/15/46	2,000	1,879
University of California Revenue Refunding Bonds, Series O, Limited Project,
5.00%, 5/15/58	2,500	2,523
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 92.8%continued
California – 92.8%continued
Upper Santa Clara Valley Joint Powers Authority Revenue Refunding Bonds, Series A,
4.00%, 8/1/45	$1,200	$1,157
Western Placer Waste Management Authority Solid Waste Revenue Bonds, Material Recovery Facility Project,
5.00%, 6/1/40	625	680
		116,479
Total Municipal Bonds
(Cost $122,138)		116,479

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 1.1%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(4) (5)	1,334,021	$1,334
Total Investment Companies
(Cost $1,334)		1,334

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 5.6%
Bay Area Toll Authority Toll Bridge Revenue Refunding Bonds, San Francisco Bay Area,
2.95%, 4/1/26(1) (2)	$3,590	$3,592
California State Infrastructure & Economic Development Bank Variable Revenue Refunding Bonds,
1.75%, 8/1/26(1) (2)	3,500	3,450
Total Short-Term Investments
(Cost $7,093)		7,042

Total Investments – 99.5%
(Cost $130,565)		124,855
Other Assets less Liabilities – 0.5%		683
NET ASSETS – 100.0%		$125,538

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of September
30, 2025 is disclosed.

(3)	Zero coupon bond.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  133 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CALIFORNIA TAX-EXEMPT FUND continued	September 30, 2025 (UNAUDITED)
(4)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(5)	7-day current yield as of September 30, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

CSCDA - California Statewide Communities Development Authority

FHLMC - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

PFA - Public Finance Authority

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds	$—	$116,479	$—	$116,479
Investment Companies	1,334	—	—	1,334
Short-Term Investments	—	7,042	—	7,042
Total Investments	$1,334	$123,521	$—	$124,855
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 134 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

CORE BOND FUND	September 30, 2025 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 15.1%
Auto Loan – 6.0%
Carvana Auto Receivables Trust, Series 2025-P2, Class C
5.48%, 11/10/31	$400	$409
Drive Auto Receivables Trust, Series 2024-2, Class A3
4.50%, 9/15/28	2,390	2,393
Exeter Automobile Receivables Trust, Series 2025-1A, Class D
5.49%, 5/15/31	170	173
Exeter Automobile Receivables Trust, Series 2025-2A, Class D
5.89%, 7/15/31	170	175
Ford Credit Auto Owner Trust, Series 2023-B, Class A3
5.23%, 5/15/28	96	96
Ford Credit Auto Owner Trust, Series 2024-B, Class A4
4.96%, 5/15/30	150	153
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A3
5.37%, 3/15/29	110	111
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3
5.41%, 5/17/27(1)	150	151
Santander Drive Auto Receivables Trust, Series 2025-2, Class C
5.06%, 5/15/31	549	556
Santander Drive Auto Receivables Trust, Series 2025-2, Class D
5.47%, 5/15/31	570	580
Tesla Auto Lease Trust, Series 2024-B, Class B
5.11%, 8/21/28(1)	500	504
Westlake Automobile Receivables Trust, Series 2025-P1, Class B
4.86%, 5/15/30(1)	100	102
Westlake Automobile Receivables Trust, Series 2025-P1, Class C
5.15%, 11/15/30(1)	200	204
		5,607
Credit Card – 0.3%
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 3/15/28	230	230
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 15.1%continued
Credit Card – 0.3%continued
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	$77	$78
		308
Other – 2.7%
321 Henderson Receivables I LLC, Series 2007-3A, Class A
6.15%, 10/15/48(1)	222	229
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 6/15/29	100	101
CNH Equipment Trust, Series 2024-C, Class A3
4.03%, 1/15/30	200	201
Dell Equipment Finance Trust, Series 2023-1, Class A3
5.65%, 9/22/28(1)	57	57
Dell Equipment Finance Trust, Series 2023-3, Class A3
5.93%, 4/23/29(1)	80	80
Finance of America Structured Securities Trust, Series 2023-S2, Class A1
6.50%, 4/25/73(1)	260	262
J.G. Wentworth XLI LLC
3.74%, 10/17/72(1)	401	363
JGWPT XXVII LLC, Series 2012-3A, Class A
3.22%, 9/15/65(1)	122	111
JGWPT XXX LLC, Series 2013-3A, Class A
4.08%, 1/17/73(1)	310	295
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	35	36
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 6/15/29	500	501
Pagaya AI Debt Trust, Series 2025-4, Class B
5.69%, 1/17/33(1)	280	284
		2,520
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  135 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 15.1%continued
Whole Loan – 6.1%
Angel Oak Mortgage Trust, Series 2023-1, Class A1
(Step to 4.70% on 3/25/26), 4.75%, 9/26/67(1) (2)	$214	$213
Angel Oak Mortgage Trust, Series 2024-4, Class A1
(Step to 6.64% on 4/25/28), 6.20%, 1/25/69(1) (2)	484	489
Chase Home Lending Mortgage Trust, Series 2023-1, Class B3
6.31%, 6/25/54(1) (3)	339	343
Colt Mortgage Loan Trust, Series 2024-7, Class A2
(Step to 6.79% on 12/25/28), 5.79%, 12/26/69(1) (2)	262	264
J.P. Morgan Mortgage Trust, Series 2022-7, Class 1A2
3.00%, 12/25/52(1) (3)	257	223
J.P. Morgan Mortgage Trust, Series 2023-1, Class A3A
5.00%, 6/25/53(1) (3)	183	180
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A1
2.50%, 6/25/51(1) (3)	254	210
OBX Trust, Series 2023-NQM7, Class A1
(Step to 7.58% on 10/25/27), 6.84%, 4/25/63(1) (2)	282	286
OBX Trust, Series 2023-NQM7, Class A3
(Step to 7.58% on 10/25/27), 7.30%, 4/25/63(1) (2)	60	61
OBX Trust, Series 2024-NQM2, Class A1
(Step to 6.88% on 2/25/28), 5.88%, 12/25/63(1) (2)	154	155
OBX Trust, Series 2024-NQM9, Class A1
(Step to 7.20% on 7/25/28), 6.03%, 1/25/64(1) (2)	216	219
PMT Loan Trust, Series 2024-INV1, Class A2
6.00%, 10/25/59(1) (3)	458	465
Provident Funding Mortgage Trust, Series 2024-1, Class A13
5.50%, 12/25/54(1) (3)	715	714
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 15.1%continued
Whole Loan – 6.1%continued
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class M1A
6.42%, 1/25/65(1)	$508	$516
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4, Class A3
(Step to 6.76% on 8/25/29), 5.76%, 7/25/65(1) (2)	454	456
Santander Mortgage Asset Receivable Trust, Series 2025-NQM5, Class A3
(Step to 6.47% on 10/25/29), 5.47%, 8/25/65(1) (2) (4)	150	150
Sequoia Mortgage Trust, Series 2023-1, Class A1
5.00%, 1/25/53(1)	81	80
Towd Point Mortgage Trust, Series 2022-1, Class A1
3.75%, 7/25/62(1)	565	542
Towd Point Mortgage Trust, Series 2022-4, Class A1
3.75%, 9/25/62(1)	65	63
		5,629
Total Asset-Backed Securities
(Cost $13,971)		14,064

COMMERCIAL MORTGAGE-BACKED SECURITIES – 5.7%
Non Agency – 5.7%
BANK, Series 2021-BN37, Class A5
2.62%, 11/15/64	250	222
BANK5, Series 2023-5YR2, Class A3
6.66%, 7/15/56	210	222
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 7/15/56	260	273
BMARK, Series 2023-V4, Class C
7.46%, 11/15/56(3)	352	367
BX Trust, Series 2024-PAT, Class A
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 6.24%, 3/15/41(1) (5)	343	343
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class AS
3.59%, 4/15/49	165	161
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 136 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.7%continued
Non Agency – 5.7%continued
COMM Mortgage Trust, Series 2024-277P, Class B
7.00%, 8/10/44(1) (3)	$800	$854
Fashion Show Mall LLC, Series 2024-SHOW, Class B
5.64%, 10/10/41(1) (3)	135	138
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 2/10/56	260	267
MAD Commercial Mortgage Trust, Series 2025-11MD, Class C
5.63%, 10/15/42(1) (3)	130	130
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4
3.72%, 12/15/49	80	79
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class AS
3.90%, 3/15/49	115	114
MSRW Pass Through Trust, Series 2025-CC, Class A
5.89%, 8/15/30(1)	599	601
MSRW Pass Through Trust, Series 2025-CC, Class B
6.65%, 8/15/30(1)	300	301
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	90	89
Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class A5
5.31%, 8/15/57	1,100	1,139
		5,300
Total Commercial Mortgage-Backed Securities
(Cost $5,222)		5,300

CORPORATE BONDS – 20.0%
Aerospace & Defense – 0.3%
General Dynamics Corp.,
2.25%, 6/1/31	230	208
Howmet Aerospace, Inc.,
4.85%, 10/15/31	110	113
		321
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.0% continued
Asset Management – 2.0%
Ares Capital Corp.,
5.95%, 7/15/29	$160	$165
Blackstone Private Credit Fund,
2.63%, 12/15/26	300	293
5.95%, 7/16/29	160	165
5.25%, 4/1/30	300	301
Blue Owl Credit Income Corp.,
7.95%, 6/13/28	450	482
Citadel L.P.,
6.38%, 1/23/32 (1)	390	413
		1,819
Automotive – 0.3%
Ford Motor Credit Co. LLC,
5.73%, 9/5/30	260	262
Banking – 4.5%
Bank of America Corp.,
(Variable, U.S. SOFR + 1.57%), 5.82%, 9/15/29 (6)	165	172
(Variable, U.S. SOFR + 1.22%), 2.65%, 3/11/32 (6)	84	77
(Variable, U.S. SOFR + 1.21%), 2.57%, 10/20/32 (6)	210	188
Citigroup, Inc.,
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28 (6)	131	129
(Variable, U.S. SOFR + 3.91%), 4.41%, 3/31/31 (6)	133	133
(Variable, U.S. SOFR + 1.45%), 5.45%, 6/11/35 (6)	170	176
Fifth Third Bancorp,
(Variable, U.S. SOFR + 2.34%), 6.34%, 7/27/29 (6)	130	137
Huntington Bancshares, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.70%), 6.14%, 11/18/39 (6)	270	281
JPMorgan Chase & Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%), 6.50%, 4/1/30 (6) (7)	300	310
(Variable, U.S. SOFR + 1.16%), 5.58%, 4/22/30 (6)	700	731
(Variable, U.S. SOFR + 2.08%), 4.91%, 7/25/33 (6)	252	257
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  137 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.0% continued
Banking – 4.5%continued
KeyBank N.A.,
5.00%, 1/26/33	$210	$211
M&T Bank Corp.,
(Variable, U.S. SOFR + 2.80%), 7.41%, 10/30/29 (6)	160	174
(Variable, U.S. SOFR + 1.40%), 5.18%, 7/8/31 (6)	440	451
U.S. Bancorp,
(Variable, U.S. SOFR + 2.09%), 5.85%, 10/21/33 (6)	281	300
Wells Fargo & Co.,
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (6)	159	155
(Variable, U.S. SOFR + 1.50%), 5.20%, 1/23/30 (6)	300	309
		4,191
Beverages – 0.0%
Constellation Brands, Inc.,
2.88%, 5/1/30	44	41
Biotechnology & Pharmaceuticals – 0.3%
AbbVie, Inc.,
3.20%, 11/21/29	300	289
Commercial Support Services – 0.4%
Republic Services, Inc.,
5.15%, 3/15/35	380	392
Construction Materials – 1.1%
Carlisle Cos., Inc.,
5.55%, 9/15/40	180	182
CRH America Finance, Inc.,
5.50%, 1/9/35	290	303
Vulcan Materials Co.,
5.35%, 12/1/34	525	541
		1,026
Electric Utilities – 1.8%
Ameren Corp.,
3.50%, 1/15/31	93	89
Berkshire Hathaway Energy Co.,
1.65%, 5/15/31	130	113
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/1/30	2	2
DTE Electric Co.,
5.25%, 5/15/35	290	298
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.0% continued
Electric Utilities – 1.8%continued
Duke Energy Progress LLC,
3.40%, 4/1/32	$114	$108
5.25%, 3/15/33	173	180
PacifiCorp,
5.45%, 2/15/34	230	236
PSEG Power LLC,
5.75%, 5/15/35 (1)	285	298
Public Service Co. of Colorado,
5.15%, 9/15/35	260	263
Virginia Electric and Power Co.,
2.40%, 3/30/32	92	81
		1,668
Electrical Equipment – 0.2%
Hubbell, Inc.,
2.30%, 3/15/31	180	162
Energy – 0.1%
Cheniere Energy Partners L.P.,
5.75%, 8/15/34	65	68
Food – 0.0%
Tyson Foods, Inc.,
4.35%, 3/1/29	47	47
Health Care Facilities & Services – 1.3%
Cardinal Health, Inc.,
5.35%, 11/15/34	450	463
Cencora, Inc.,
5.15%, 2/15/35	270	276
McKesson Corp.,
5.25%, 5/30/35	440	453
		1,192
Home Construction – 0.0%
Mohawk Industries, Inc.,
5.85%, 9/18/28	2	2
Institutional Financial Services – 1.0%
LPL Holdings, Inc.,
5.75%, 6/15/35	290	297
Morgan Stanley,
(Variable, U.S. SOFR + 1.63%), 5.45%, 7/20/29 (6)	262	271
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 138 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.0% continued
Institutional Financial Services – 1.0%continued
(Variable, U.S. SOFR + 1.83%), 6.41%, 11/1/29 (6)	$159	$169
(Variable, U.S. SOFR + 1.14%), 2.70%, 1/22/31 (6)	187	175
		912
Insurance – 1.1%
Arthur J Gallagher & Co.,
5.15%, 2/15/35	270	273
Marsh & McLennan Cos., Inc.,
5.15%, 3/15/34	190	197
New York Life Global Funding,
4.40%, 4/25/28 (1)	440	444
Sammons Financial Group, Inc.,
6.88%, 4/15/34 (1)	105	116
		1,030
Machinery – 0.5%
Caterpillar, Inc.,
5.20%, 5/15/35	410	424
Oil & Gas Supply Chain – 0.9%
Marathon Petroleum Corp.,
5.70%, 3/1/35	380	392
ONEOK, Inc.,
6.05%, 9/1/33	58	62
Ovintiv, Inc.,
6.25%, 7/15/33	325	343
		797
Real Estate Investment Trusts – 0.8%
Boston Properties L.P.,
2.55%, 4/1/32	44	38
Essex Portfolio L.P.,
2.65%, 3/15/32	66	59
NNN REIT, Inc.,
5.50%, 6/15/34	130	135
Omega Healthcare Investors, Inc.,
3.38%, 2/1/31	18	16
Store Capital LLC,
5.40%, 4/30/30 (1)	480	489
		737
Retail - Discretionary – 0.0%
Tractor Supply Co.,
1.75%, 11/1/30	23	20
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.0% continued
Semiconductors – 0.7%
Broadcom, Inc.,
4.80%, 10/15/34	$110	$111
Foundry JV Holdco LLC,
6.30%, 1/25/39 (1)	450	484
KLA Corp.,
5.65%, 11/1/34	71	76
		671
Software – 1.4%
Fortinet, Inc.,
2.20%, 3/15/31	97	86
Oracle Corp.,
4.45%, 9/26/30	430	430
Roper Technologies, Inc.,
5.10%, 9/15/35	350	353
Synopsys, Inc.,
5.15%, 4/1/35	420	427
VMware LLC,
1.80%, 8/15/28	42	40
		1,336
Specialty Finance – 1.0%
American Express Co.,
(Variable, U.S. SOFR + 1.22%), 4.92%, 7/20/33 (6)	110	112
(Variable, U.S. SOFR + 1.79%), 5.67%, 4/25/36 (6)	300	317
Broadridge Financial Solutions, Inc.,
2.90%, 12/1/29	42	40
Capital One Financial Corp.,
(Variable, U.S. SOFR + 2.26%), 6.05%, 2/1/35 (6)	50	53
(Variable, U.S. SOFR + 2.04%), 6.18%, 1/30/36 (6)	310	321
GATX Corp.,
4.00%, 6/30/30	9	9
Synchrony Financial,
(Variable, U.S. SOFR Compounded Index + 2.13%), 5.94%, 8/2/30 (6)	120	124
		976
Technology Hardware – 0.2%
Hewlett Packard Enterprise Co.,
4.15%, 9/15/28	180	180
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  139 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 20.0% continued
Technology Hardware – 0.2%continued
Motorola Solutions, Inc.,
2.30%, 11/15/30	$44	$40
		220
Tobacco & Cannabis – 0.1%
Philip Morris International, Inc.,
1.75%, 11/1/30	102	90
Transportation & Logistics – 0.0%
Union Pacific Corp.,
2.38%, 5/20/31(8)	1	—
Total Corporate Bonds
(Cost $18,350)		18,693

FOREIGN ISSUER BONDS – 8.8%
Aerospace & Defense – 0.1%
Rolls-Royce PLC,
5.75%, 10/15/27(1)	70	72
Automotive – 0.2%
Volkswagen Group of America Finance LLC,
4.85%, 9/11/30(1)	200	201
Banking – 3.9%
Australia & New Zealand Banking Group Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 5.82%, 6/18/36 (1) (6)	650	674
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.65%), 5.50%, 8/9/28 (6)	200	204
(Variable, U.S. SOFR + 1.83%), 5.86%, 8/11/46 (6)	230	236
Commonwealth Bank of Australia,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.32%), 5.93%, 3/14/46 (1) (6)	200	208
Credit Agricole S.A.,
(Variable, U.S. SOFR + 1.36%), 4.82%, 9/25/33 (1) (6)	500	497
(Variable, U.S. SOFR + 2.67%), 6.25%, 1/10/35 (1) (6)	325	343
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 1.30%), 4.95%, 8/4/31 (6)	100	101
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.8% continued
Banking – 3.9%continued
KBC Group N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 5.80%, 1/19/29 (1) (6)	$200	$207
Mitsubshi UFJ Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.27%), 5.62%, 4/24/36 (6)	240	252
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.55%), 3.07%, 5/22/28 (6)	250	246
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.20%), 6.48%, 6/1/34 (6)	200	210
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR Compounded Index + 1.07%), 4.32%, 9/22/29 (6)	200	199
Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.95%), 7.13%, 1/19/55 (1) (6)	269	287
		3,664
Beverages – 0.2%
Coca-Cola Europacific Partners PLC,
1.50%, 1/15/27 (1)	1	1
Coca-Cola Femsa S.A.B. de C.V.,
1.85%, 9/1/32	205	171
		172
Commercial Support Services – 0.4%
RELX Capital, Inc.,
5.25%, 3/27/35	330	341
Electrical Equipment – 0.4%
Tyco Electronics Group S.A.,
5.00%, 5/9/35	410	416
Institutional Financial Services – 1.0%
Nomura Holdings, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.30%), 5.04%, 6/10/36(6)	925	921
Metals & Mining – 0.7%
BHP Billiton Finance U.S.A. Ltd.,
5.30%, 2/21/35	650	676
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 140 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.8% continued
Oil & Gas Supply Chain – 0.4%
Harbour Energy PLC,
6.33%, 4/1/35(1)	$375	$385
Specialty Finance – 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.00%, 10/29/28	190	183
4.63%, 9/10/29	150	151
5.38%, 12/15/31	600	621
3.40%, 10/29/33	53	47
Macquarie Airfinance Holdings Ltd.,
6.50%, 3/26/31 (1)	97	104
		1,106
Telecommunications – 0.2%
NTT Finance Corp.,
5.50%, 7/16/35(1)	200	207
Tobacco & Cannabis – 0.1%
Imperial Brands Finance PLC,
5.88%, 7/1/34(1)	80	84
Total Foreign Issuer Bonds
(Cost $8,100)		8,245

U.S. GOVERNMENT AGENCIES – 28.1% (9)
Fannie Mae – 14.4%
Fannie Mae-Aces, Series 2013-M6, Class 1AC,
3.38%, 2/25/43(3)	668	652
Pool #889641,
5.50%, 8/1/37	79	82
Pool #995802,
5.50%, 12/1/35	79	82
Pool #AB5209,
3.00%, 5/1/32	144	140
Pool #AD0248,
5.50%, 11/1/37	144	148
Pool #AD0494,
5.50%, 8/1/37	80	82
Pool #AD0925,
5.00%, 4/1/40	79	81
Pool #AL5119,
4.00%, 4/1/34	80	79
Pool #AL6041,
4.00%, 8/1/33	371	368
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.1% (9)continued
Fannie Mae – 14.4%continued
Pool #AL7497,
3.50%, 9/1/40	$169	$161
Pool #AL8352,
3.00%, 10/1/44	201	185
Pool #AQ5150,
2.50%, 11/1/42	546	493
Pool #AS3655,
4.50%, 10/1/44	107	106
Pool #AS6520,
3.50%, 1/1/46	195	183
Pool #AS6730,
3.50%, 2/1/46	250	235
Pool #AS7088,
2.50%, 5/1/31	58	56
Pool #AS8576,
4.50%, 12/1/46	142	140
Pool #BJ0686,
4.00%, 4/1/48	111	106
Pool #BM1761,
4.00%, 8/1/44	99	96
Pool #BM4056,
4.00%, 3/1/45	126	123
Pool #BM5984,
5.00%, 5/1/49	53	54
Pool #BM5996,
5.00%, 12/1/48	39	39
Pool #BW9921,
5.00%, 10/1/52	262	262
Pool #BX4910,
5.00%, 1/1/53	206	207
Pool #BX7768,
5.00%, 3/1/53	246	247
Pool #BY5368,
6.00%, 7/1/53	69	71
Pool #CA6359,
2.50%, 7/1/50	245	211
Pool #CB1666,
2.50%, 9/1/51	149	128
Pool #CB2286,
2.50%, 12/1/51	225	192
Pool #CB3515,
3.50%, 5/1/52	198	182
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  141 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.1% (9)continued
Fannie Mae – 14.4%continued
Pool #CB4842,
5.50%, 10/1/52	$227	$230
Pool #CB4844,
5.50%, 10/1/52	119	121
Pool #CB5113,
5.50%, 11/1/52	68	69
Pool #CB7114,
5.50%, 9/1/53	125	127
Pool #CB8223,
6.00%, 3/1/54	180	185
Pool #DA0017,
6.00%, 9/1/53	206	213
Pool #FM1303,
3.00%, 1/1/48	375	340
Pool #FM1472,
3.50%, 3/1/34	20	20
Pool #FM1534,
4.50%, 9/1/49	181	179
Pool #FM2671,
4.00%, 1/1/48	87	84
Pool #FM2921,
2.50%, 4/1/50	512	437
Pool #FM3173,
3.50%, 7/1/47	303	286
Pool #FM3201,
3.50%, 4/1/34	64	63
Pool #FM3727,
3.00%, 7/1/50	238	212
Pool #FM4491,
3.50%, 12/1/36	197	192
Pool #FM5237,
5.00%, 7/1/47	122	125
Pool #FM6125,
2.50%, 1/1/51	277	238
Pool #FM8215,
2.50%, 3/1/51	245	211
Pool #FP0012,
3.00%, 8/1/51	223	200
Pool #FS2701,
2.50%, 2/1/35	148	143
Pool #FS3063,
4.50%, 10/1/52	338	330
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.1% (9)continued
Fannie Mae – 14.4%continued
Pool #FS3120,
5.00%, 9/1/52	$333	$332
Pool #FS3384,
4.50%, 10/1/50	286	283
Pool #FS3391,
2.50%, 8/1/51	287	247
Pool #FS3662,
5.00%, 1/1/53	257	257
Pool #FS4040,
5.00%, 2/1/53	232	233
Pool #FS4045,
5.50%, 2/1/53	226	229
Pool #FS4267,
4.50%, 3/1/38	261	261
Pool #FS4300,
5.50%, 4/1/53	160	162
Pool #FS4610,
6.50%, 6/1/40	104	110
Pool #FS4653,
5.50%, 5/1/53	157	159
Pool #FS4663,
5.00%, 5/1/53	262	262
Pool #FS5441,
6.00%, 8/1/53	243	251
Pool #FS5952,
6.50%, 10/1/53	163	171
Pool #FS6869,
7.00%, 1/1/40	57	60
Pool #MA2232,
3.50%, 4/1/35	139	135
Pool #MA2864,
3.50%, 1/1/47	242	228
Pool #MA3088,
4.00%, 8/1/47	169	162
Pool #MA3183,
4.00%, 11/1/47	332	319
Pool #MA3184,
4.50%, 11/1/47	62	61
Pool #MA3448,
5.00%, 8/1/48	87	88
Pool #MA4186,
3.00%, 10/1/35	86	83
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 142 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.1% (9)continued
Fannie Mae – 14.4%continued
Pool #MA5098,
5.50%, 7/1/43	$157	$161
		13,450
Freddie Mac – 10.6%
Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	137	139
Freddie Mac REMICS, Series 4077, Class TO,
0.00%, 5/15/41(10)	262	201
Freddie Mac REMICS, Series 5391, Class A,
5.50%, 11/25/51	139	141
Pool #1B3575,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 11.42% Cap), 6.55%, 9/1/37(5)	3	3
Pool #1G2296,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 2.09%, 2.09% Floor, 11.34% Cap), 6.71%, 11/1/37(5)	8	8
Pool #QD2946,
2.50%, 12/1/51	236	201
Pool #QF3725,
5.00%, 11/1/52	249	248
Pool #QF8053,
5.50%, 2/1/53	324	328
Pool #QG4632,
5.50%, 6/1/53	245	248
Pool #RA3913,
2.50%, 11/1/50	563	485
Pool #RA7677,
5.00%, 7/1/52	229	229
Pool #RA8880,
5.50%, 4/1/53	233	237
Pool #RA9840,
5.50%, 9/1/53	241	247
Pool #RD5026,
3.00%, 4/1/30	31	31
Pool #SB0084,
3.00%, 2/1/32	156	154
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.1% (9)continued
Freddie Mac – 10.6%continued
Pool #SB0216,
3.00%, 12/1/32	$55	$53
Pool #SB0328,
3.00%, 6/1/34	172	167
Pool #SB0826,
2.50%, 1/1/35	173	166
Pool #SB8502,
2.00%, 8/1/35	411	380
Pool #SD0882,
2.50%, 2/1/52	97	83
Pool #SD1518,
4.50%, 8/1/52	248	243
Pool #SD1659,
2.50%, 2/1/52	285	244
Pool #SD2334,
5.00%, 2/1/53	252	251
Pool #SD2347,
5.50%, 2/1/53	236	241
Pool #SD2477,
5.50%, 3/1/53	264	270
Pool #SD2642,
5.50%, 4/1/53	250	254
Pool #SD2665,
6.00%, 4/1/53	74	76
Pool #SD2757,
5.00%, 5/1/53	244	244
Pool #SD2876,
3.00%, 7/1/46	238	219
Pool #SD2902,
5.50%, 5/1/53	155	157
Pool #SD2920,
5.50%, 5/1/53	247	251
Pool #SD2922,
5.00%, 5/1/53	256	256
Pool #SD2999,
5.50%, 6/1/53	251	255
Pool #SD3133,
5.00%, 6/1/53	193	193
Pool #SD3136,
5.50%, 6/1/53	252	256
Pool #SD3174,
5.50%, 6/1/53	248	253
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  143 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CORE BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.1% (9)continued
Freddie Mac – 10.6%continued
Pool #SD3189,
6.00%, 6/1/53	$175	$181
Pool #SD3251,
6.00%, 7/1/53	225	232
Pool #SD3515,
6.00%, 7/1/53	146	151
Pool #SD3760,
6.00%, 8/1/53	185	192
Pool #SD4013,
4.00%, 5/1/53	171	162
Pool #SD4027,
6.50%, 10/1/53	209	219
Pool #SD4285,
5.50%, 11/1/53	208	211
Pool #SD5136,
6.00%, 4/1/54	181	187
Pool #ZK7457,
3.50%, 2/1/29	40	40
Pool #ZM5332,
3.00%, 1/1/48	187	169
Pool #ZS4687,
2.50%, 11/1/46	132	114
Pool #ZT1333,
2.50%, 10/1/31	343	332
Seasoned Loans Structured Transaction Trust, Series 2019-2, Class A1C,
2.75%, 9/25/29	256	245
		9,847
Freddie Mac Gold – 0.7%
Pool #G07505,
7.00%, 2/1/39	110	120
Pool #G16396,
3.50%, 2/1/33	46	45
Pool #G30926,
3.50%, 4/1/36	44	43
Pool #G60948,
3.00%, 1/1/47	160	143
Pool #Q15842,
3.00%, 2/1/43	271	249
Pool #Q63667,
4.50%, 5/1/49	57	57
		657
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 28.1% (9)continued
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	$153	$143
Government National Mortgage Association I – 0.5%
Pool #604183,
5.50%, 4/15/33	1	1
Pool #633627,
5.50%, 9/15/34	2	2
Pool #757013,
3.50%, 12/15/40	225	209
Pool #786470,
5.00%, 11/15/40	220	226
		438
Government National Mortgage Association II – 1.7%
Pool #784801,
3.50%, 6/20/47	230	211
Pool #786922,
5.50%, 9/1/53	218	221
Pool #MA0089,
4.00%, 5/20/42	341	330
Pool #MA0782,
3.00%, 2/20/43	120	111
Pool #MA1287,
4.50%, 9/20/43	59	59
Pool #MA1996,
4.00%, 6/20/44	60	58
Pool #MA2755,
4.00%, 4/20/45	46	44
Pool #MA3666,
5.00%, 5/20/46	114	117
Pool #MA8346,
4.00%, 10/20/52	242	229
Pool #MA8724,
4.50%, 3/20/53	248	242
		1,622
Total U.S. Government Agencies
(Cost $26,910)		26,157

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 144 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS – 17.1%
U.S. Treasury Bonds – 7.9%
5.00%, 5/15/45	$2,608	$2,708
4.75%, 5/15/55	4,635	4,650
		7,358
U.S. Treasury Notes – 6.7%
3.88%, 10/15/27(11)	138	139
3.88%, 7/15/28	1,318	1,326
3.88%, 6/30/30	2,119	2,132
4.25%, 5/15/35	2,652	2,676
		6,273
U.S. Treasury Strips – 2.5%
1.47%, 2/15/51(12)	7,762	2,277
Total U.S. Government Obligations
(Cost $18,041)		15,908

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 5.5%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(13) (14)	5,087,317	$5,087
Total Investment Companies
(Cost $5,087)		5,087

Total Investments – 100.3%
(Cost $95,681)		93,454
Liabilities less Other Assets – (0.3%)		(239)
NET ASSETS – 100.0%		$93,215

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At September 30,
2025, the value of these securities amounted to approximately
$16,152,000 or 17.3% of net assets.

(2)	Step coupon bond. Rate as of September 30, 2025 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)	Variable or floating rate security. Rate as of September 30, 2025 is disclosed.
(6)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2025.
(7)	Perpetual bond. Maturity date represents next call date.
(8)	Value rounds to less than one thousand.
(9)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(10)	Zero coupon bond.
(11)	Security pledged as collateral to cover margin requirements for open futures contracts.
(12)	Discount rate at the time of purchase.
(13)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(14)	7-day current yield as of September 30, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

IBOR - Interbank Offered Rates

REMICS - Real Estate Mortgage Investment Conduits

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At September 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
2-Year U.S. Treasury Note	18	$3,751	Long	12/25	$2
5-Year U.S. Treasury Note	46	5,023	Long	12/25	6
U.S. Treasury Long Bond	47	5,480	Long	12/25	114
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  145 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

CORE BOND FUND continued	September 30, 2025 (UNAUDITED)
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
Ultra 10-Year U.S. Treasury Note	(48)	$(5,524)	Short	12/25	$(56)
Ultra Long U.S. Treasury Bond	(13)	(1,561)	Short	12/25	(40)
Total					$26

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities:
Whole Loan	$—	$5,479	$150	$5,629
All Other Industries(1)	—	8,435	—	8,435
Total Asset-Backed Securities	—	13,914	150	14,064
Commercial Mortgage-Backed Securities	—	5,300	—	5,300
Corporate Bonds(1)	—	18,693	—	18,693
Foreign Issuer Bonds(1)	—	8,245	—	8,245
U.S. Government Agencies(1)	—	26,157	—	26,157
U.S. Government Obligations(1)	—	15,908	—	15,908
Investment Companies	5,087	—	—	5,087
Total Investments	$5,087	$88,217	$150	$93,454
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$122	$—	$—	$122
Liabilities
Futures Contracts	(96)	—	—	(96)
Total Other Financial Instruments	$26	$—	$—	$26

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 146 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

FIXED INCOME FUND	September 30, 2025 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 14.8%
Auto Loan – 4.0%
Carvana Auto Receivables Trust, Series 2025-P2, Class C
5.48%, 11/10/31	$1,692	$1,730
Drive Auto Receivables Trust, Series 2024-2, Class B
4.52%, 7/16/29	500	502
Exeter Automobile Receivables Trust, Series 2025-1A, Class D
5.49%, 5/15/31	580	589
Exeter Automobile Receivables Trust, Series 2025-2A, Class D
5.89%, 7/15/31	555	570
Ford Credit Auto Owner Trust, Series 2023-B, Class A3
5.23%, 5/15/28	353	355
Ford Credit Auto Owner Trust, Series 2024-B, Class A4
4.96%, 5/15/30	510	521
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A3
5.37%, 3/15/29	410	415
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3
5.41%, 5/17/27(1)	550	554
Santander Drive Auto Receivables Trust, Series 2025-2, Class C
5.06%, 5/15/31	1,805	1,829
Santander Drive Auto Receivables Trust, Series 2025-2, Class D
5.47%, 5/15/31	1,830	1,862
Tesla Auto Lease Trust, Series 2024-B, Class B
5.11%, 8/21/28(1)	1,600	1,614
Westlake Automobile Receivables Trust, Series 2025-P1, Class B
4.86%, 5/15/30(1)	300	304
Westlake Automobile Receivables Trust, Series 2025-P1, Class C
5.15%, 11/15/30(1)	800	814
		11,659
Credit Card – 0.4%
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 3/15/28	940	941
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 14.8%continued
Credit Card – 0.4%continued
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	$301	$305
		1,246
Other – 3.7%
321 Henderson Receivables I LLC, Series 2007-3A, Class A
6.15%, 10/15/48(1)	951	984
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 6/15/29	400	404
CNH Equipment Trust, Series 2024-C, Class A3
4.03%, 1/15/30	1,000	1,002
Dell Equipment Finance Trust, Series 2023-1, Class A3
5.65%, 9/22/28(1)	228	228
Dell Equipment Finance Trust, Series 2023-3, Class A3
5.93%, 4/23/29(1)	326	328
Finance of America Structured Securities Trust, Series 2023-S2, Class A1
6.50%, 4/25/73(1)	1,041	1,049
J.G. Wentworth XLI LLC
3.74%, 10/17/72(1)	2,007	1,816
JGWPT XXVII LLC, Series 2012-3A, Class A
3.22%, 9/15/65(1)	458	418
JGWPT XXX LLC, Series 2013-3A, Class A
4.08%, 1/17/73(1)	1,115	1,058
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	130	131
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 6/15/29	1,900	1,904
MMAF Equipment Finance LLC, Series 2024-A, Class A3
4.95%, 7/14/31(1)	500	508
Pagaya AI Debt Trust, Series 2025-4, Class B
5.69%, 1/17/33(1)	900	914
		10,744
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  147 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 14.8%continued
Whole Loan – 6.7%
Angel Oak Mortgage Trust, Series 2023-1, Class A1
(Step to 4.70% on 3/25/26), 4.75%, 9/26/67(1) (2)	$863	$859
Angel Oak Mortgage Trust, Series 2024-4, Class A1
(Step to 6.64% on 4/25/28), 6.20%, 1/25/69(1) (2)	1,796	1,818
Colt Mortgage Loan Trust, Series 2024-7, Class A2
(Step to 6.79% on 12/25/28), 5.79%, 12/26/69(1) (2)	1,225	1,234
J.P. Morgan Mortgage Trust, Series 2022-7, Class 1A2
3.00%, 12/25/52(1) (3)	1,113	965
J.P. Morgan Mortgage Trust, Series 2023-1, Class A3A
5.00%, 6/25/53(1) (3)	769	758
Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class A1
2.50%, 6/25/51(1) (3)	1,078	893
OBX Trust, Series 2023-NQM7, Class A1
(Step to 7.58% on 10/25/27), 6.84%, 4/25/63(1) (2)	1,014	1,027
OBX Trust, Series 2023-NQM7, Class A3
(Step to 7.58% on 10/25/27), 7.30%, 4/25/63(1) (2)	258	261
OBX Trust, Series 2024-NQM2, Class A1
(Step to 6.88% on 2/25/28), 5.88%, 12/25/63(1) (2)	610	615
OBX Trust, Series 2024-NQM9, Class A1
(Step to 7.20% on 7/25/28), 6.03%, 1/25/64(1) (2)	808	818
PMT Loan Trust, Series 2024-INV1, Class A2
6.00%, 10/25/59(1) (3)	1,647	1,676
Provident Funding Mortgage Trust, Series 2024-1, Class A13
5.50%, 12/25/54(1) (3)	2,592	2,587
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class M1A
6.42%, 1/25/65(1)	1,676	1,702
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 14.8%continued
Whole Loan – 6.7%continued
Santander Mortgage Asset Receivable Trust, Series 2025-NQM4, Class A3
(Step to 6.76% on 8/25/29), 5.76%, 7/25/65(1) (2)	$1,993	$2,000
Sequoia Mortgage Trust, Series 2023-1, Class A1
5.00%, 1/25/53(1)	564	557
Towd Point Mortgage Trust, Series 2022-1, Class A1
3.75%, 7/25/62(1)	1,761	1,690
Towd Point Mortgage Trust, Series 2022-4, Class A1
3.75%, 9/25/62(1)	326	313
		19,773
Total Asset-Backed Securities
(Cost $43,107)		43,422

COMMERCIAL MORTGAGE-BACKED SECURITIES – 6.7%
Non Agency – 6.7%
BANK, Series 2021-BN37, Class A5
2.62%, 11/15/64	898	799
BANK5, Series 2023-5YR2, Class A3
6.66%, 7/15/56	853	900
Benchmark Mortgage Trust, Series 2023-V3, Class A3
6.36%, 7/15/56	1,090	1,143
BMARK, Series 2023-V4, Class C
7.46%, 11/15/56(3)	1,265	1,317
BX Trust, Series 2024-PAT, Class A
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 6.24%, 3/15/41(1) (4)	1,208	1,208
Citigroup Commercial Mortgage Trust, Series 2016-P3, Class AS
3.59%, 4/15/49	610	597
COMM Mortgage Trust, Series 2024-277P, Class B
7.00%, 8/10/44(1) (3)	2,900	3,096
Fashion Show Mall LLC, Series 2024-SHOW, Class B
5.64%, 10/10/41(1) (3)	580	592
FIVE Mortgage Trust, Series 2023-V1, Class A3
5.67%, 2/10/56	1,140	1,169
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 148 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.7%continued
Non Agency – 6.7%continued
MAD Commercial Mortgage Trust, Series 2025-11MD, Class C
5.63%, 10/15/42(1) (3)	$460	$462
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4
3.72%, 12/15/49	350	347
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class AS
3.90%, 3/15/49	449	444
MSRW Pass Through Trust, Series 2025-CC, Class A
5.89%, 8/15/30(1)	1,996	2,004
MSRW Pass Through Trust, Series 2025-CC, Class B
6.65%, 8/15/30(1)	940	944
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class A4
2.93%, 7/15/48	370	365
Wells Fargo Commercial Mortgage Trust, Series 2024-C63, Class A5
5.31%, 8/15/57	3,960	4,101
		19,488
Total Commercial Mortgage-Backed Securities
(Cost $19,192)		19,488

CORPORATE BONDS – 26.1%
Aerospace & Defense – 0.4%
General Dynamics Corp.,
2.25%, 6/1/31	790	714
Howmet Aerospace, Inc.,
4.85%, 10/15/31	420	431
		1,145
Asset Management – 2.6%
Ares Capital Corp.,
5.95%, 7/15/29	610	631
Blackstone Private Credit Fund,
2.63%, 12/15/26	720	703
5.95%, 7/16/29	595	612
5.25%, 4/1/30	1,125	1,129
Blue Owl Credit Income Corp.,
7.95%, 6/13/28	2,000	2,142
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 26.1% continued
Asset Management – 2.6%continued
Citadel L.P.,
6.38%, 1/23/32 (1)	$1,440	$1,524
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
5.25%, 5/15/27	835	821
		7,562
Automotive – 0.5%
Ford Motor Credit Co. LLC,
4.95%, 5/28/27	313	312
6.80%, 11/7/28	305	318
5.73%, 9/5/30	920	928
		1,558
Banking – 5.4%
Bank of America Corp.,
(Variable, U.S. SOFR + 1.57%), 5.82%, 9/15/29 (5)	1,092	1,142
(Variable, U.S. SOFR + 1.21%), 2.57%, 10/20/32 (5)	954	855
Citigroup, Inc.,
(Variable, CME Term SOFR 3M + 1.41%), 3.52%, 10/27/28 (5)	1,010	997
(Variable, U.S. SOFR + 1.45%), 5.45%, 6/11/35 (5)	690	716
Fifth Third Bancorp,
(Variable, U.S. SOFR + 2.34%), 6.34%, 7/27/29 (5)	400	422
Huntington Bancshares, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 6.25%, 10/15/30 (5) (6)	1,105	1,102
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.70%), 6.14%, 11/18/39 (5)	1,020	1,061
JPMorgan Chase & Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.15%), 6.50%, 4/1/30 (5) (6)	1,135	1,175
(Variable, U.S. SOFR + 1.16%), 5.58%, 4/22/30 (5)	2,000	2,089
KeyBank N.A.,
5.00%, 1/26/33	660	664
M&T Bank Corp.,
(Variable, U.S. SOFR + 2.80%), 7.41%, 10/30/29 (5)	660	717
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  149 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 26.1% continued
Banking – 5.4%continued
(Variable, U.S. SOFR + 1.40%), 5.18%, 7/8/31 (5)	$1,460	$1,495
U.S. Bancorp,
(Variable, U.S. SOFR + 2.09%), 5.85%, 10/21/33 (5)	1,360	1,450
Wells Fargo & Co.,
(Variable, U.S. SOFR + 2.10%), 2.39%, 6/2/28 (5)	810	787
(Variable, U.S. SOFR + 1.50%), 5.20%, 1/23/30 (5)	1,000	1,030
		15,702
Beverages – 0.1%
Pernod Ricard International Finance LLC,
1.63%, 4/1/31(1) †	370	319
Chemicals – 0.0%
Solstice Advanced Materials, Inc.,
5.63%, 9/30/33(1)	50	50
Commercial Support Services – 0.4%
Republic Services, Inc.,
5.15%, 3/15/35†	1,190	1,229
Construction Materials – 1.4%
Carlisle Cos., Inc.,
5.55%, 9/15/40	584	591
CRH America Finance, Inc.,
5.50%, 1/9/35	1,320	1,378
Vulcan Materials Co.,
5.35%, 12/1/34	1,975	2,037
		4,006
Electric Utilities – 1.5%
Berkshire Hathaway Energy Co.,
1.65%, 5/15/31	395	342
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/1/30	7	7
DTE Electric Co.,
5.25%, 5/15/35	970	998
PacifiCorp,
5.45%, 2/15/34	900	922
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	230	224
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 26.1% continued
Electric Utilities – 1.5%continued
PSEG Power LLC,
5.75%, 5/15/35 (1)	$980	$1,025
Public Service Co. of Colorado,
5.15%, 9/15/35	840	851
		4,369
Electrical Equipment – 0.2%
Hubbell, Inc.,
2.30%, 3/15/31	660	593
Energy – 0.1%
Cheniere Energy Partners L.P.,
5.75%, 8/15/34	260	270
Entertainment Content – 0.3%
TEGNA, Inc.,
5.00%, 9/15/29	775	771
Finance Companies – 0.3%
Air Lease Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.44%), 6.00%, 9/24/29(5) (6)	800	776
Health Care Facilities & Services – 1.8%
AdaptHealth LLC,
5.13%, 3/1/30 (1)	850	810
Cardinal Health, Inc.,
5.35%, 11/15/34	1,850	1,902
Cencora, Inc.,
5.15%, 2/15/35	1,010	1,031
DaVita, Inc.,
3.75%, 2/15/31 (1)	825	756
LifePoint Health, Inc.,
8.38%, 2/15/32 (1)	850	906
		5,405
Home Construction – 0.0%
Mohawk Industries, Inc.,
5.85%, 9/18/28	7	7
Institutional Financial Services – 1.0%
LPL Holdings, Inc.,
5.75%, 6/15/35	970	995
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 150 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 26.1% continued
Institutional Financial Services – 1.0%continued
Morgan Stanley,
(Variable, U.S. SOFR + 1.63%), 5.45%, 7/20/29 (5)	$1,170	$1,209
(Variable, U.S. SOFR + 1.83%), 6.41%, 11/1/29 (5)	660	701
		2,905
Insurance – 1.2%
Arthur J Gallagher & Co.,
5.15%, 2/15/35	1,000	1,012
Constellation Insurance, Inc.,
6.80%, 1/24/30 (1)	2,095	2,111
Sammons Financial Group, Inc.,
6.88%, 4/15/34 (1)	430	473
		3,596
Leisure Facilities & Services – 0.3%
Carnival Corp.,
6.00%, 5/1/29(1)	825	837
Oil & Gas Supply Chain – 2.1%
Chord Energy Corp.,
6.75%, 3/15/33 (1)	850	861
Marathon Petroleum Corp.,
5.70%, 3/1/35	1,380	1,424
ONEOK, Inc.,
6.05%, 9/1/33	180	191
Ovintiv, Inc.,
6.25%, 7/15/33	1,200	1,266
Venture Global LNG, Inc.,
7.00%, 1/15/30 (1) †	850	880
WPX Energy, Inc.,
4.50%, 1/15/30	1,593	1,594
		6,216
Real Estate Investment Trusts – 0.7%
NNN REIT, Inc.,
5.50%, 6/15/34	510	529
Store Capital LLC,
5.40%, 4/30/30 (1)	1,580	1,609
		2,138
Semiconductors – 0.6%
Foundry JV Holdco LLC,
6.30%, 1/25/39(1)	1,650	1,774
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 26.1% continued
Software – 1.6%
Fortinet, Inc.,
2.20%, 3/15/31	$275	$245
Oracle Corp.,
4.45%, 9/26/30	1,430	1,429
Roper Technologies, Inc.,
5.10%, 9/15/35	1,170	1,179
Synopsys, Inc.,
5.15%, 4/1/35	1,370	1,394
VMware LLC,
1.80%, 8/15/28	135	127
4.70%, 5/15/30	205	208
		4,582
Specialty Finance – 2.8%
American Express Co.,
(Variable, U.S. SOFR + 1.22%), 4.92%, 7/20/33 (5)	330	336
(Variable, U.S. SOFR + 1.79%), 5.67%, 4/25/36 (5)	1,040	1,099
Capital One Financial Corp.,
(Variable, U.S. SOFR + 2.26%), 6.05%, 2/1/35 (5)	220	234
(Variable, U.S. SOFR + 2.04%), 6.18%, 1/30/36 (5)	1,140	1,183
Enova International, Inc.,
9.13%, 8/1/29 (1)	424	445
FTAI Aviation Investors LLC,
7.00%, 6/15/32 (1)	1,165	1,219
GATX Corp.,
4.00%, 6/30/30	5	5
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	690	684
OneMain Finance Corp.,
5.38%, 11/15/29	825	816
Rocket Cos., Inc.,
6.38%, 8/1/33 (1)	1,600	1,651
Synchrony Financial,
(Variable, U.S. SOFR Compounded Index + 2.13%), 5.94%, 8/2/30 (5)	450	466
		8,138
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  151 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 26.1% continued
Technology Hardware – 0.2%
Hewlett Packard Enterprise Co.,
4.15%, 9/15/28	$580	$579
Tobacco & Cannabis – 0.1%
Philip Morris International, Inc.,
1.75%, 11/1/30	350	310
Transportation & Logistics – 0.5%
XPO, Inc.,
7.13%, 2/1/32(1)	1,340	1,407
Total Corporate Bonds
(Cost $74,609)		76,244

FOREIGN ISSUER BONDS – 9.6%
Aerospace & Defense – 0.1%
Rolls-Royce PLC,
5.75%, 10/15/27(1)	375	385
Automotive – 0.3%
Volkswagen Group of America Finance LLC,
4.85%, 9/11/30(1)	880	884
Banking – 3.9%
Australia & New Zealand Banking Group Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.35%), 5.82%, 6/18/36 (1) (5)	2,175	2,257
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.65%), 5.50%, 8/9/28 (5)	200	204
(Variable, U.S. SOFR + 1.83%), 5.86%, 8/11/46 (5)	710	729
BNP Paribas S.A.,
(Variable, U.S. SOFR + 1.22%), 2.16%, 9/15/29 (1) (5)	430	403
Commonwealth Bank of Australia,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.32%), 5.93%, 3/14/46 (1) (5)	670	695
Credit Agricole S.A.,
(Variable, U.S. SOFR + 1.36%), 4.82%, 9/25/33 (1) (5)	1,250	1,242
(Variable, U.S. SOFR + 2.67%), 6.25%, 1/10/35 (1) (5)	1,400	1,477
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.6% continued
Banking – 3.9%continued
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 1.30%), 4.95%, 8/4/31 (5)	$400	$404
KBC Group N.V.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.10%), 5.80%, 1/19/29 (1) (5)	620	641
Mitsubshi UFJ Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.27%), 5.62%, 4/24/36 (5)	1,030	1,081
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.10%), 4.60%, 6/28/31 (5) (6)	250	229
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.75%), 8.13%, 11/10/33 (5) (6) †	200	225
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR Compounded Index + 1.07%), 4.32%, 9/22/29 (5)	800	798
Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.95%), 7.13%, 1/19/55 (1) (5)	906	968
		11,353
Biotechnology & Pharmaceuticals – 0.3%
Teva Pharmaceutical Finance Netherlands III B.V.,
6.00%, 12/1/32	770	802
Commercial Support Services – 0.4%
RELX Capital, Inc.,
5.25%, 3/27/35	1,120	1,156
Electrical Equipment – 0.5%
Tyco Electronics Group S.A.,
5.00%, 5/9/35	1,390	1,410
Food – 0.1%
NBM U.S. Holdings, Inc.,
7.00%, 5/14/26(1)	333	332
Institutional Financial Services – 1.1%
Nomura Holdings, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.30%), 5.04%, 6/10/36(5)	3,125	3,111
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 152 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 9.6% continued
Leisure Facilities & Services – 0.0%
Sands China Ltd.,
2.85%, 3/8/29(7)	$—	$—
Metals & Mining – 0.8%
BHP Billiton Finance U.S.A. Ltd.,
5.30%, 2/21/35†	2,250	2,341
Oil & Gas Supply Chain – 0.5%
Harbour Energy PLC,
6.33%, 4/1/35(1)	1,275	1,309
Specialty Finance – 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
3.00%, 10/29/28	405	390
4.63%, 9/10/29	860	867
5.38%, 12/15/31	2,150	2,224
Macquarie Airfinance Holdings Ltd.,
6.50%, 3/26/31 (1)	375	402
		3,883
Telecommunications – 0.2%
NTT Finance Corp.,
5.50%, 7/16/35(1)	600	621
Tobacco & Cannabis – 0.1%
Imperial Brands Finance PLC,
5.88%, 7/1/34(1)	345	361
Total Foreign Issuer Bonds
(Cost $27,331)		27,948

U.S. GOVERNMENT AGENCIES – 34.2% (8)
Fannie Mae – 16.6%
Fannie Mae-Aces, Series 2013-M6, Class 1AC,
3.38%, 2/25/43(3)	2,459	2,402
Pool #545003,
8.00%, 5/1/31(7)	—	—
Pool #545437,
7.00%, 2/1/32	10	11
Pool #545556,
7.00%, 4/1/32	6	6
Pool #555189,
7.00%, 12/1/32	55	58
Pool #581806,
7.00%, 7/1/31	9	10
Pool #585617,
7.00%, 5/1/31(7)	—	—
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.2% (8)continued
Fannie Mae – 16.6%continued
Pool #889641,
5.50%, 8/1/37	$337	$350
Pool #995802,
5.50%, 12/1/35	339	351
Pool #AB5209,
3.00%, 5/1/32	1,249	1,215
Pool #AB9546,
3.50%, 6/1/28	19	18
Pool #AD0248,
5.50%, 11/1/37	618	634
Pool #AD0494,
5.50%, 8/1/37	341	350
Pool #AD0925,
5.00%, 4/1/40	40	41
Pool #AK9457,
3.50%, 3/1/32	60	59
Pool #AL3063,
3.50%, 1/1/28	43	42
Pool #AL5119,
4.00%, 4/1/34	523	518
Pool #AL7497,
3.50%, 9/1/40	822	785
Pool #AL8876,
3.00%, 10/1/44	253	233
Pool #AO2961,
4.00%, 5/1/42	133	129
Pool #AQ9360,
2.50%, 1/1/28	18	18
Pool #AS1991,
3.50%, 3/1/29	112	111
Pool #AS3655,
4.50%, 10/1/44	401	398
Pool #AS6520,
3.50%, 1/1/46	851	799
Pool #AS7088,
2.50%, 5/1/31	678	655
Pool #AS8576,
4.50%, 12/1/46	679	672
Pool #BJ0686,
4.00%, 4/1/48	443	425
Pool #BM1761,
4.00%, 8/1/44	142	137
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  153 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.2% (8)continued
Fannie Mae – 16.6%continued
Pool #BM1762,
3.00%, 11/1/45	$1,731	$1,589
Pool #BM4056,
4.00%, 3/1/45	430	418
Pool #BM5984,
5.00%, 5/1/49	96	97
Pool #BM5996,
5.00%, 12/1/48	70	71
Pool #BV4119,
2.50%, 3/1/52	910	768
Pool #BW9887,
5.00%, 10/1/52	941	937
Pool #BW9921,
5.00%, 10/1/52	1,009	1,009
Pool #BX4910,
5.00%, 1/1/53	962	965
Pool #BX7768,
5.00%, 3/1/53	1,150	1,153
Pool #BY5368,
6.00%, 7/1/53	272	279
Pool #CA6359,
2.50%, 7/1/50	958	825
Pool #CA6417,
3.00%, 7/1/50	701	626
Pool #CB1666,
2.50%, 9/1/51	595	509
Pool #CB2286,
2.50%, 12/1/51	1,049	898
Pool #CB3515,
3.50%, 5/1/52	792	728
Pool #CB4844,
5.50%, 10/1/52	437	443
Pool #CB5113,
5.50%, 11/1/52	271	275
Pool #CB7114,
5.50%, 9/1/53	552	560
Pool #DA0017,
6.00%, 9/1/53	880	909
Pool #FM1303,
3.00%, 1/1/48	839	761
Pool #FM1438,
3.00%, 8/1/38	302	289
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.2% (8)continued
Fannie Mae – 16.6%continued
Pool #FM1472,
3.50%, 3/1/34	$16	$15
Pool #FM1534,
4.50%, 9/1/49	766	756
Pool #FM1572,
3.00%, 9/1/48	530	479
Pool #FM2671,
4.00%, 1/1/48	280	270
Pool #FM2921,
2.50%, 4/1/50	1,271	1,085
Pool #FM3201,
3.50%, 4/1/34	346	342
Pool #FM4491,
3.50%, 12/1/36	790	768
Pool #FM6125,
2.50%, 1/1/51	1,100	947
Pool #FM8215,
2.50%, 3/1/51	937	805
Pool #FP0012,
3.00%, 8/1/51	819	734
Pool #FS2701,
2.50%, 2/1/35	641	620
Pool #FS3063,
4.50%, 10/1/52	976	954
Pool #FS3120,
5.00%, 9/1/52	1,244	1,242
Pool #FS3391,
2.50%, 8/1/51	1,101	948
Pool #FS3662,
5.00%, 1/1/53	1,028	1,027
Pool #FS4040,
5.00%, 2/1/53	1,006	1,008
Pool #FS4045,
5.50%, 2/1/53	979	993
Pool #FS4267,
4.50%, 3/1/38	847	849
Pool #FS4610,
6.50%, 6/1/40	405	428
Pool #FS4653,
5.50%, 5/1/53	705	713
Pool #FS4663,
5.00%, 5/1/53	1,136	1,136
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 154 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.2% (8)continued
Fannie Mae – 16.6%continued
Pool #FS5441,
6.00%, 8/1/53	$889	$919
Pool #FS5952,
6.50%, 10/1/53	644	675
Pool #FS5965,
6.00%, 10/1/53	126	130
Pool #FS6176,
5.00%, 12/1/47	713	731
Pool #FS6869,
7.00%, 1/1/40	212	223
Pool #MA0878,
4.00%, 10/1/31	226	224
Pool #MA2522,
3.50%, 2/1/46	1,077	1,010
Pool #MA2864,
3.50%, 1/1/47	680	638
Pool #MA3004,
4.00%, 5/1/37	262	258
Pool #MA3088,
4.00%, 8/1/47	522	502
Pool #MA3183,
4.00%, 11/1/47	246	236
Pool #MA3184,
4.50%, 11/1/47	22	21
Pool #MA3211,
4.00%, 12/1/47	1,141	1,100
Pool #MA3448,
5.00%, 8/1/48	376	381
Pool #MA4186,
3.00%, 10/1/35	315	304
Pool #MA5098,
5.50%, 7/1/43	602	619
		48,626
Freddie Mac – 14.3%
Freddie Mac REMICS, Series 3013, Class HZ,
5.00%, 8/15/35	466	474
Freddie Mac REMICS, Series 4077, Class TO,
0.00%, 5/15/41(9)	860	661
Freddie Mac REMICS, Series 5391, Class A,
5.50%, 11/25/51	542	549
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.2% (8)continued
Freddie Mac – 14.3%continued
Pool #1B3575,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.80%, 1.80% Floor, 11.42% Cap), 6.55%, 9/1/37(4)	$41	$42
Pool #1G2296,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 2.09%, 2.09% Floor, 11.34% Cap), 6.71%, 11/1/37(4)	84	86
Pool #QD2946,
2.50%, 12/1/51	944	803
Pool #QD9323,
2.50%, 4/1/52	1,229	1,042
Pool #QF3725,
5.00%, 11/1/52	1,080	1,076
Pool #QF8053,
5.50%, 2/1/53	1,333	1,349
Pool #QG4632,
5.50%, 6/1/53	1,060	1,073
Pool #RA3913,
2.50%, 11/1/50	1,200	1,033
Pool #RA7677,
5.00%, 7/1/52	991	994
Pool #RA8880,
5.50%, 4/1/53	930	947
Pool #RA9840,
5.50%, 9/1/53	961	982
Pool #RD5026,
3.00%, 4/1/30	208	204
Pool #SB0084,
3.00%, 2/1/32	618	608
Pool #SB0216,
3.00%, 12/1/32	309	302
Pool #SB0328,
3.00%, 6/1/34	696	678
Pool #SB0826,
2.50%, 1/1/35	752	721
Pool #SB8502,
2.00%, 8/1/35	1,646	1,522
Pool #SD0033,
3.00%, 12/1/47	575	522
Pool #SD0882,
2.50%, 2/1/52	381	327
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  155 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.2% (8)continued
Freddie Mac – 14.3%continued
Pool #SD1360,
5.50%, 7/1/52	$950	$962
Pool #SD1518,
4.50%, 8/1/52	1,072	1,051
Pool #SD1659,
2.50%, 2/1/52	1,182	1,012
Pool #SD2334,
5.00%, 2/1/53	1,092	1,089
Pool #SD2347,
5.50%, 2/1/53	942	963
Pool #SD2477,
5.50%, 3/1/53	1,144	1,169
Pool #SD2642,
5.50%, 4/1/53	1,085	1,102
Pool #SD2665,
6.00%, 4/1/53	126	130
Pool #SD2757,
5.00%, 5/1/53	1,058	1,057
Pool #SD2876,
3.00%, 7/1/46	1,032	950
Pool #SD2902,
5.50%, 5/1/53	697	705
Pool #SD2920,
5.50%, 5/1/53	1,070	1,089
Pool #SD2922,
5.00%, 5/1/53	1,110	1,109
Pool #SD2999,
5.50%, 6/1/53	1,088	1,106
Pool #SD3133,
5.00%, 6/1/53	675	676
Pool #SD3136,
5.50%, 6/1/53	923	937
Pool #SD3174,
5.50%, 6/1/53	910	926
Pool #SD3189,
6.00%, 6/1/53	685	707
Pool #SD3251,
6.00%, 7/1/53	914	944
Pool #SD3515,
6.00%, 7/1/53	568	587
Pool #SD3760,
6.00%, 8/1/53	768	794
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.2% (8)continued
Freddie Mac – 14.3%continued
Pool #SD4027,
6.50%, 10/1/53	$839	$882
Pool #SD4285,
5.50%, 11/1/53	771	784
Pool #SD5136,
6.00%, 4/1/54	724	747
Pool #ZK7457,
3.50%, 2/1/29	467	463
Pool #ZM4714,
3.50%, 11/1/47	1,257	1,171
Pool #ZM5332,
3.00%, 1/1/48	449	404
Pool #ZS4687,
2.50%, 11/1/46	457	397
Pool #ZT1333,
2.50%, 10/1/31	1,241	1,200
Seasoned Loans Structured Transaction Trust, Series 2019-2, Class A1C,
2.75%, 9/25/29	820	784
		41,892
Freddie Mac Gold – 0.8%
Pool #A87842,
4.50%, 8/1/39	137	137
Pool #C00910,
7.50%, 1/1/30	31	32
Pool #G07068,
5.00%, 7/1/41	208	214
Pool #G07505,
7.00%, 2/1/39	444	486
Pool #G15612,
3.50%, 12/1/29	11	11
Pool #G16396,
3.50%, 2/1/33	538	532
Pool #G18643,
2.50%, 5/1/32	47	46
Pool #G30926,
3.50%, 4/1/36	189	183
Pool #G60948,
3.00%, 1/1/47	281	252
Pool #G61723,
3.50%, 1/1/43	70	66
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 156 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 34.2% (8)continued
Freddie Mac Gold – 0.8%continued
Pool #Q63667,
4.50%, 5/1/49	$190	$187
		2,146
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	648	607
Government National Mortgage Association I – 0.6%
Pool #757013,
3.50%, 12/15/40	899	839
Pool #786470,
5.00%, 11/15/40	955	979
		1,818
Government National Mortgage Association II – 1.7%
Pool #786922,
5.50%, 9/1/53	884	897
Pool #MA0089,
4.00%, 5/20/42	1,019	987
Pool #MA1996,
4.00%, 6/20/44	189	182
Pool #MA3666,
5.00%, 5/20/46	433	442
Pool #MA4008,
5.50%, 10/20/46	63	65
Pool #MA6870,
5.00%, 9/20/50	324	330
Pool #MA8346,
4.00%, 10/20/52	1,047	993
Pool #MA8724,
4.50%, 3/20/53	1,074	1,048
		4,944
Total U.S. Government Agencies
(Cost $102,217)		100,033

U.S. GOVERNMENT OBLIGATIONS – 8.0%
U.S. Treasury Bonds – 4.2%
5.00%, 5/15/45	2,877	2,988
4.75%, 5/15/55	9,267	9,296
		12,284
U.S. Treasury Notes – 0.8%
4.38%, 12/31/29(10)	310	318
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 8.0%continued
U.S. Treasury Notes – 0.8%continued
4.25%, 1/31/30(10)	$50	$51
3.88%, 6/30/30(10)	60	60
4.25%, 5/15/35(10)	2,034	2,053
		2,482
U.S. Treasury Strips – 3.0%
1.48%, 2/15/51(11)	29,423	8,631
Total U.S. Government Obligations
(Cost $32,244)		23,397

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.7%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.18%(12) (13) (14)	1,619,613	$1,620
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(12) (13)	512,430	512
Total Investment Companies
(Cost $2,132)		2,132

Total Investments – 100.1%
(Cost $300,832)		292,664
Liabilities less Other Assets – (0.1%)		(335)
NET ASSETS – 100.0%		$292,329

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At September 30,
2025, the value of these securities amounted to approximately
$70,210,000 or 24.0% of net assets.

(2)	Step coupon bond. Rate as of September 30, 2025 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	Variable or floating rate security. Rate as of September 30, 2025 is disclosed.
(5)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2025.
(6)	Perpetual bond. Maturity date represents next call date.
(7)	Principal Amount and Value rounds to less than one thousand.
(8)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(9)	Zero coupon bond.
(10)	All or a portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
(11)	Discount rate at the time of purchase.
(12)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  157 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

FIXED INCOME FUND continued	September 30, 2025 (UNAUDITED)
(13)	7-day current yield as of September 30, 2025 is disclosed.
(14)	Investment of securities lending cash collateral in connection with securities lending.
†	Security is either wholly or partially on loan.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

IBOR - Interbank Offered Rates

REMICS - Real Estate Mortgage Investment Conduits

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At September 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
2-Year U.S. Treasury Note	90	$18,756	Long	12/25	$8
5-Year U.S. Treasury Note	23	2,511	Long	12/25	(6)
U.S. Treasury Long Bond	190	22,153	Long	12/25	463
Ultra 10-Year U.S. Treasury Note	(146)	(16,801)	Short	12/25	(171)
Ultra Long U.S. Treasury Bond	(35)	(4,202)	Short	12/25	(107)
Total					$187

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$43,422	$—	$43,422
Commercial Mortgage-Backed Securities	—	19,488	—	19,488
Corporate Bonds(1)	—	76,244	—	76,244
Foreign Issuer Bonds(1)	—	27,948	—	27,948
U.S. Government Agencies(1)	—	100,033	—	100,033
U.S. Government Obligations(1)	—	23,397	—	23,397
Investment Companies	2,132	—	—	2,132
Total Investments	$2,132	$290,532	$—	$292,664
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$471	$—	$—	$471
Liabilities
Futures Contracts	(284)	—	—	(284)
Total Other Financial Instruments	$187	$—	$—	$187

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 158 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

HIGH YIELD FIXED INCOME FUND	September 30, 2025 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 83.7%
Advertising & Marketing – 0.9%
Dotdash Meredith, Inc.,
7.63%, 6/15/32 (1)	$5,125	$5,077
Neptune Bidco U.S., Inc.,
9.29%, 4/15/29 (1)	16,597	16,293
		21,370
Aerospace & Defense – 1.7%
AAR Escrow Issuer LLC,
6.75%, 3/15/29 (1)	5,375	5,533
Axon Enterprise, Inc.,
6.13%, 3/15/30 (1)	2,865	2,942
6.25%, 3/15/33 (1)	1,655	1,704
Spirit AeroSystems, Inc.,
4.60%, 6/15/28 †	3,595	3,590
9.38%, 11/30/29 (1)	3,163	3,331
9.75%, 11/15/30 (1)	3,295	3,624
TransDigm, Inc.,
6.88%, 12/15/30 (1)	3,615	3,746
7.13%, 12/1/31 (1)	1,105	1,153
6.00%, 1/15/33 (1)	2,159	2,183
6.38%, 5/31/33 (1)	8,800	8,899
6.25%, 1/31/34 (1)	1,865	1,918
6.75%, 1/31/34 (1)	1,865	1,928
		40,551
Asset Management – 0.9%
Hightower Holding LLC,
9.13%, 1/31/30 (1)	6,530	6,926
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
9.75%, 1/15/29 †	4,830	4,875
10.00%, 11/15/29 (1)	3,175	3,189
9.00%, 6/15/30	3,375	3,254
Osaic Holdings, Inc.,
6.75%, 8/1/32 (1)	465	480
8.00%, 8/1/33 (1)	1,370	1,420
		20,144
Automotive – 1.8%
Adient Global Holdings Ltd.,
7.50%, 2/15/33 (1) †	5,235	5,421
American Axle & Manufacturing, Inc.,
6.88%, 7/1/28 †	6,625	6,623
10/15/32 (1) (2)	1,445	1,443
10/15/33 (1) (2)	2,150	2,167
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 83.7% continued
Automotive – 1.8%continued
Clarios Global L.P./Clarios U.S. Finance Co.,
6.75%, 5/15/28 (1) †	$3,050	$3,117
Dana, Inc.,
4.25%, 9/1/30	6,855	6,789
Ford Motor Co.,
9.63%, 4/22/30	2,030	2,365
4.75%, 1/15/43	2,095	1,670
Goodyear Tire & Rubber (The) Co.,
5.25%, 4/30/31 †	2,690	2,542
Nissan Motor Acceptance Co. LLC,
5.63%, 9/29/28 (1) †	1,825	1,826
6.13%, 9/30/30 (1) †	1,825	1,826
Phinia, Inc.,
6.75%, 4/15/29 (1)	7,040	7,253
		43,042
Banking – 0.3%
Bank of America Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.35%), 6.25%, 7/26/30 (3) (4)	2,990	3,028
Citigroup, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.89%), 6.88%, 8/15/30 (3) (4)	3,000	3,092
		6,120
Basic Industry – 0.4%
Avient Corp.,
6.25%, 11/1/31(1)	8,620	8,754
Biotechnology & Pharmaceuticals – 1.5%
1261229 B.C. Ltd.,
10.00%, 4/15/32 (1)	8,500	8,713
Bausch Health Americas, Inc.,
8.50%, 1/31/27 (1)	11,455	11,340
Bausch Health Cos., Inc.,
4.88%, 6/1/28 (1) †	4,205	3,763
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
4.13%, 4/30/28 (1)	6,060	5,855
5.13%, 4/30/31 (1) †	5,255	4,604
		34,275
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  159 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 83.7% continued
Cable & Satellite – 4.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.00%, 2/1/28 (1)	$20,652	$20,453
4.25%, 2/1/31 (1)	9,935	9,152
4.75%, 2/1/32 (1) †	14,295	13,220
4.50%, 6/1/33 (1) †	9,815	8,726
4.25%, 1/15/34 (1) †	5,906	5,106
CSC Holdings LLC,
11.75%, 1/31/29 (1)	3,025	2,544
6.50%, 2/1/29 (1)	10,985	8,119
5.75%, 1/15/30 (1)	7,445	2,835
4.63%, 12/1/30 (1)	3,735	1,310
Directv Financing LLC,
8.88%, 2/1/30 (1)	2,455	2,425
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 8/15/27 (1)	3,954	3,950
DISH DBS Corp.,
7.75%, 7/1/26 †	9,155	9,068
5.25%, 12/1/26 (1)	8,257	8,113
DISH Network Corp.,
11.75%, 11/15/27 (1)	2,420	2,561
Midcontinent Communications,
8.00%, 8/15/32 (1) †	2,380	2,452
		100,034
Chemicals – 1.7%
Celanese U.S. Holdings LLC,
6.50%, 4/15/30 †	3,060	3,080
6.75%, 4/15/33 †	2,450	2,440
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.,
9.00%, 7/1/28 (1)	3,990	4,003
Inversion Escrow Issuer LLC,
6.75%, 8/1/32 (1)	5,080	5,004
LSB Industries, Inc.,
6.25%, 10/15/28 (1)	7,720	7,616
Mativ Holdings, Inc.,
8.00%, 10/1/29 (1) †	3,875	3,836
Olympus Water U.S. Holding Corp.,
7.13%, 10/1/27 (1)	3,265	3,323
2/15/33 (1) (2)	3,995	3,999
Qnity Electronics, Inc.,
5.75%, 8/15/32 (1)	2,980	3,003
6.25%, 8/15/33 (1)	2,980	3,043
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 83.7% continued
Chemicals – 1.7%continued
Tronox, Inc.,
9.13%, 9/30/30 (1) †	$1,615	$1,582
		40,929
Commercial Support Services – 2.8%
ADT Security (The) Corp.,
4.13%, 8/1/29 (1) †	3,285	3,177
Allied Universal Holdco LLC,
7.88%, 2/15/31 (1)	5,170	5,421
AMN Healthcare, Inc.,
1/15/31 (1) (2)	2,445	2,453
Brink's (The) Co.,
6.50%, 6/15/29 (1)	4,228	4,351
Clean Harbors, Inc.,
10/15/33 (1) (2)	1,435	1,448
Deluxe Corp.,
8.13%, 9/15/29 (1)	1,240	1,295
GFL Environmental, Inc.,
6.75%, 1/15/31 (1)	5,695	5,959
Luna 1.5 S.a.r.l.,
12.00%, 7/1/32 (1) (5)	2,600	2,692
OT Midco, Inc.,
10.00%, 2/15/30 (1) †	4,000	2,702
Prime Security Services Borrower LLC/Prime Finance, Inc.,
6.25%, 1/15/28 (1)	9,090	9,082
Raven Acquisition Holdings LLC,
6.88%, 11/15/31 (1)	8,351	8,582
RR Donnelley & Sons Co.,
9.50%, 8/1/29 (1)	2,835	2,905
VM Consolidated, Inc.,
5.50%, 4/15/29 (1) †	3,530	3,511
VT Topco, Inc.,
8.50%, 8/15/30 (1)	6,720	6,837
Williams Scotsman, Inc.,
6.63%, 6/15/29 (1)	3,060	3,130
ZipRecruiter, Inc.,
5.00%, 1/15/30 (1)	1,749	1,408
		64,953
Construction Materials – 0.9%
Quikrete Holdings, Inc.,
6.38%, 3/1/32 (1)	5,976	6,190
6.75%, 3/1/33 (1)	8,150	8,474
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 160 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 83.7% continued
Construction Materials – 0.9%continued
Smyrna Ready Mix Concrete LLC,
8.88%, 11/15/31 (1)	$3,530	$3,727
Standard Industries, Inc.,
3.38%, 1/15/31 (1)	3,320	3,007
		21,398
Consumer Non-Cyclical – 0.4%
Prime Healthcare Services, Inc.,
9.38%, 9/1/29(1)	8,600	8,944
Consumer Services – 0.3%
StoneMor, Inc.,
8.50%, 5/15/29(1)	6,070	5,933
Containers & Packaging – 0.3%
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.,
5.25%, 8/15/27 (1) †	1,915	728
LABL, Inc.,
5.88%, 11/1/28 (1)	3,400	2,634
Mauser Packaging Solutions Holding Co.,
9.25%, 4/15/27 (1) †	2,897	2,904
Owens-Brockway Glass Container, Inc.,
7.25%, 5/15/31 (1) †	1,420	1,445
		7,711
Electric Utilities – 2.7%
Calpine Corp.,
5.13%, 3/15/28 (1)	7,022	7,026
5.00%, 2/1/31 (1)	3,195	3,186
Hawaiian Electric Co., Inc.,
6.00%, 10/1/33 (1)	1,565	1,579
Lightning Power LLC,
7.25%, 8/15/32 (1)	4,230	4,478
NRG Energy, Inc.,
5.75%, 1/15/28	7,565	7,581
5.75%, 7/15/29 (1)	4,320	4,325
1/15/34 (1) (2)	1,445	1,444
6.25%, 11/1/34 (1)	6,340	6,499
1/15/36 (1) (2)	3,430	3,430
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	3,720	3,626
Talen Energy Supply LLC,
8.63%, 6/1/30 (1)	3,435	3,646
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 83.7% continued
Electric Utilities – 2.7%continued
Vistra Operations Co. LLC,
5.63%, 2/15/27 (1)	$5,510	$5,513
4.38%, 5/1/29 (1)	4,455	4,362
6.88%, 4/15/32 (1)	4,250	4,445
XPLR Infrastructure Operating Partners L.P.,
8.38%, 1/15/31 (1) †	620	650
8.63%, 3/15/33 (1) †	1,895	1,987
		63,777
Electrical Equipment – 0.4%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.,
6.63%, 12/15/30(1)	9,800	10,074
Energy – 0.3%
Aethon United BR L.P./Aethon United Finance Corp.,
7.50%, 10/1/29 (1)	4,135	4,312
SESI LLC,
9/30/30 (2)	1,735	1,735
Transocean International Ltd.,
10/15/32 (2)	1,080	1,080
		7,127
Engineering & Construction – 0.8%
AECOM,
6.00%, 8/1/33 (1)	4,775	4,882
Arcosa, Inc.,
6.88%, 8/15/32 (1)	5,211	5,443
Brundage-Bone Concrete Pumping Holdings, Inc.,
7.50%, 2/1/32 (1)	7,510	7,587
		17,912
Entertainment Content – 1.6%
Allen Media LLC/Allen Media Co-Issuer, Inc.,
10.50%, 2/15/28 (1)	12,035	5,356
AMC Networks, Inc.,
10.50%, 7/15/32 (1)	3,470	3,669
TEGNA, Inc.,
5.00%, 9/15/29	4,877	4,852
Univision Communications, Inc.,
7.38%, 6/30/30 (1)	2,343	2,354
8.50%, 7/31/31 (1) †	7,390	7,631
9.38%, 8/1/32 (1)	1,660	1,769
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  161 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 83.7% continued
Entertainment Content – 1.6%continued
Warnermedia Holdings, Inc.,
4.28%, 3/15/32 †	$4,195	$3,844
5.05%, 3/15/42	5,240	4,183
5.14%, 3/15/52	4,855	3,617
		37,275
Food – 0.8%
Fiesta Purchaser, Inc.,
7.88%, 3/1/31 (1)	8,605	9,081
9.63%, 9/15/32 (1) †	5,375	5,803
Post Holdings, Inc.,
4.50%, 9/15/31 (1)	2,111	1,972
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/1/29 (1)	2,672	2,562
		19,418
Forestry, Paper & Wood Products – 0.4%
Magnera Corp.,
4.75%, 11/15/29(1) †	10,617	9,399
Gas & Water Utilities – 0.2%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
9.50%, 6/1/30(1)	4,865	5,093
Health Care Facilities & Services – 3.2%
AdaptHealth LLC,
5.13%, 3/1/30 (1)	7,535	7,186
CHS/Community Health Systems, Inc.,
6.88%, 4/15/29 (1)	2,125	1,689
6.13%, 4/1/30 (1)	4,695	3,405
10.88%, 1/15/32 (1)	11,055	11,708
9.75%, 1/15/34 (1)	5,640	5,778
CVS Health Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.52%), 6.75%, 12/10/54 (3)	5,635	5,817
DaVita, Inc.,
6.88%, 9/1/32 (1) †	4,150	4,287
6.75%, 7/15/33 (1)	2,960	3,052
Global Medical Response, Inc.,
7.38%, 10/1/32 (1)	1,550	1,595
HealthEquity, Inc.,
4.50%, 10/1/29 (1)	5,910	5,731
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 83.7% continued
Health Care Facilities & Services – 3.2%continued
LifePoint Health, Inc.,
9.88%, 8/15/30 (1)	$4,025	$4,359
10.00%, 6/1/32 (1) †	2,725	2,861
Star Parent, Inc.,
9.00%, 10/1/30 (1)	8,211	8,681
Surgery Center Holdings, Inc.,
7.25%, 4/15/32 (1) †	7,626	7,834
		73,983
Home & Office Products – 0.8%
CD&R Smokey Buyer, Inc./Radio Systems Corp.,
9.50%, 10/15/29 (1) †	1,715	1,341
FXI Holdings, Inc.,
12.25%, 11/15/26 (1) †	7,354	6,471
Newell Brands, Inc.,
6.63%, 5/15/32 †	2,860	2,823
7.38%, 4/1/36 †	9,065	9,019
		19,654
Home Construction – 1.5%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.,
6.88%, 8/1/33 (1)	1,175	1,185
Beazer Homes U.S.A., Inc.,
5.88%, 10/15/27	5,810	5,806
Century Communities, Inc.,
6.63%, 9/15/33 (1)	1,390	1,402
Dream Finders Homes, Inc.,
6.88%, 9/15/30 (1)	2,510	2,525
K Hovnanian Enterprises, Inc.,
8.00%, 4/1/31 (1)	1,040	1,066
8.38%, 10/1/33 (1)	1,030	1,056
KB Home,
7.25%, 7/15/30	4,030	4,156
LGI Homes, Inc.,
8.75%, 12/15/28 (1)	2,380	2,499
4.00%, 7/15/29 (1) †	5,260	4,800
M/I Homes, Inc.,
3.95%, 2/15/30	5,135	4,904
New Home (The) Co., Inc.,
8.50%, 11/1/30 (1)	5,325	5,528
		34,927
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 162 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 83.7% continued
Household Products – 0.1%
Perrigo Finance Unlimited Co.,
4.90%, 6/15/30	$340	$332
6.13%, 9/30/32	3,010	3,030
		3,362
Industrial Intermediate Products – 0.5%
Anagram Holdings LLC/Anagram International, Inc.,
10.00%, 8/15/26 (1) (6) (7)	2,819	41
Chart Industries, Inc.,
7.50%, 1/1/30 (1)	6,150	6,400
9.50%, 1/1/31 (1)	2,915	3,123
Park-Ohio Industries, Inc.,
8.50%, 8/1/30 (1)	3,000	3,110
		12,674
Industrial Support Services – 1.1%
EquipmentShare.com, Inc.,
8.63%, 5/15/32 (1)	2,965	3,201
8.00%, 3/15/33 (1)	7,230	7,727
Herc Holdings, Inc.,
7.00%, 6/15/30 (1)	4,080	4,238
7.25%, 6/15/33 (1)	2,915	3,043
NESCO Holdings II, Inc.,
5.50%, 4/15/29 (1)	3,365	3,295
United Rentals North America, Inc.,
3.75%, 1/15/32	2,030	1,881
6.13%, 3/15/34 (1)	1,730	1,799
		25,184
Institutional Financial Services – 0.7%
Aretec Group, Inc.,
7.50%, 4/1/29 (1)	3,742	3,760
10.00%, 8/15/30 (1)	3,260	3,552
Armor Holdco, Inc.,
8.50%, 11/15/29 (1) †	4,145	4,115
Coinbase Global, Inc.,
3.63%, 10/1/31 (1)	6,025	5,376
		16,803
Insurance – 1.0%
Acrisure LLC/Acrisure Finance, Inc.,
4.25%, 2/15/29 (1)	4,410	4,249
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
6.50%, 10/1/31 (1)	5,900	6,033
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 83.7% continued
Insurance – 1.0%continued
7.38%, 10/1/32 (1) †	$2,765	$2,849
Panther Escrow Issuer LLC,
7.13%, 6/1/31 (1)	9,505	9,886
		23,017
Internet Media & Services – 0.2%
GrubHub Holdings, Inc.,
13.00%, 7/31/30 (1) (5) †	1,555	1,554
Snap, Inc.,
6.88%, 3/15/34 (1)	1,980	2,004
		3,558
IT Services – 0.3%
Insight Enterprises, Inc.,
6.63%, 5/15/32 (1)	3,745	3,840
Virtusa Corp.,
7.13%, 12/15/28 (1) †	2,650	2,589
		6,429
Leisure Facilities & Services – 4.5%
Boyne U.S.A., Inc.,
4.75%, 5/15/29 (1)	5,155	5,058
Caesars Entertainment, Inc.,
7.00%, 2/15/30 (1)	3,690	3,796
6.50%, 2/15/32 (1)	6,642	6,775
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
6.75%, 1/15/30 (1) †	4,060	3,810
Full House Resorts, Inc.,
8.25%, 2/15/28 (1) †	8,261	7,667
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.,
7.00%, 8/15/28 (1)	6,555	3,756
Jacobs Entertainment, Inc.,
6.75%, 2/15/29 (1)	3,980	3,885
Light & Wonder International, Inc.,
6.25%, 10/1/33 (1)	3,185	3,190
Marriott Ownership Resorts, Inc.,
6.50%, 10/1/33 (1)	2,665	2,653
NCL Corp. Ltd.,
6.25%, 3/1/30 (1)	4,975	5,038
5.88%, 1/15/31 (1)	1,570	1,570
6.75%, 2/1/32 (1)	10,110	10,397
6.25%, 9/15/33 (1)	915	920
Penn Entertainment, Inc.,
4.13%, 7/1/29 (1) †	4,805	4,504
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  163 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 83.7% continued
Leisure Facilities & Services – 4.5%continued
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.88%, 9/1/31 (1) †	$2,190	$1,129
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.,
10/15/30 (1) (2)	1,435	1,448
Sabre GLBL, Inc.,
8.63%, 6/1/27 (1)	9,796	9,936
11.13%, 7/15/30 (1)	6,265	6,067
Scientific Games Holdings L.P.,Scientific Games U.S. FinCo, Inc.,
6.63%, 3/1/30 (1)	2,565	2,385
Travel + Leisure Co.,
6.13%, 9/1/33 (1)	4,105	4,092
Viking Cruises Ltd.,
5.88%, 9/15/27 (1)	10,076	10,079
7.00%, 2/15/29 (1)	5,680	5,709
10/15/33 (1) (2)	2,620	2,622
		106,486
Leisure Products – 0.4%
Acushnet Co.,
7.38%, 10/15/28 (1)	3,530	3,660
Thor Industries, Inc.,
4.00%, 10/15/29 (1) †	6,390	6,055
		9,715
Machinery – 1.1%
Amsted Industries, Inc.,
6.38%, 3/15/33 (1)	3,580	3,674
Madison IAQ LLC,
4.13%, 6/30/28 (1)	4,540	4,431
5.88%, 6/30/29 (1)	3,070	3,033
Manitowoc (The) Co., Inc.,
9.25%, 10/1/31 (1)	2,895	3,038
Maxim Crane Works Holdings Capital LLC,
11.50%, 9/1/28 (1)	6,655	7,053
Titan International, Inc.,
7.00%, 4/30/28	5,145	5,151
		26,380
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 83.7% continued
Medical Equipment & Devices – 0.5%
Medline Borrower L.P.,
3.88%, 4/1/29 (1)	$5,352	$5,162
5.25%, 10/1/29 (1)	6,860	6,800
		11,962
Metals & Mining – 1.1%
Alcoa Nederland Holding B.V.,
7.13%, 3/15/31 (1)	7,030	7,390
Alliance Resource Operating Partners L.P./Alliance Resource Finance Corp.,
8.63%, 6/15/29 (1)	2,900	3,070
Alumina Pty. Ltd.,
6.38%, 9/15/32 (1)	3,623	3,714
Constellium S.E.,
3.75%, 4/15/29 (1)	2,785	2,650
6.38%, 8/15/32 (1) †	8,803	8,998
		25,822
Oil & Gas Services & Equipment – 1.9%
Kodiak Gas Services LLC,
6.50%, 10/1/33 (1)	2,330	2,372
6.75%, 10/1/35 (1)	1,720	1,766
Nabors Industries Ltd.,
7.50%, 1/15/28 (1) †	790	789
Nabors Industries, Inc.,
7.38%, 5/15/27 (1)	1,230	1,249
9.13%, 1/31/30 (1)	1,375	1,430
8.88%, 8/15/31 (1) †	1,591	1,482
Noble Finance II LLC,
8.00%, 4/15/30 (1)	3,495	3,617
Oceaneering International, Inc.,
6.00%, 2/1/28	5,895	5,968
6.00%, 2/1/28	1,612	1,632
Tidewater, Inc.,
9.13%, 7/15/30 (1)	2,070	2,220
Transocean Aquila Ltd.,
8.00%, 9/30/28 (1)	1,518	1,562
Transocean International Ltd.,
8.75%, 2/15/30 (1)	3,109	3,271
8.50%, 5/15/31 (1)	1,460	1,431
Transocean Poseidon Ltd.,
6.88%, 2/1/27 (1)	2,799	2,796
Transocean Titan Financing Ltd.,
8.38%, 2/1/28 (1)	1,089	1,116
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 164 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 83.7% continued
Oil & Gas Services & Equipment – 1.9%continued
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
7.13%, 3/15/29 (1)	$4,560	$4,703
6.25%, 10/1/33 (1)	1,525	1,531
Weatherford International Ltd.,
10/15/33 (1) (2)	4,395	4,398
		43,333
Oil & Gas Supply Chain – 10.8%
California Resources Corp.,
7.13%, 2/1/26 (1)	854	853
1/15/34 (1) (2)	1,580	1,569
Chord Energy Corp.,
6.00%, 10/1/30 (1) †	1,675	1,663
CITGO Petroleum Corp.,
6.38%, 6/15/26 (1)	8,289	8,289
8.38%, 1/15/29 (1)	2,800	2,910
Civitas Resources, Inc.,
8.38%, 7/1/28 (1)	3,565	3,695
8.63%, 11/1/30 (1)	2,880	2,983
8.75%, 7/1/31 (1)	3,780	3,873
9.63%, 6/15/33 (1)	3,490	3,686
CNX Resources Corp.,
7.38%, 1/15/31 (1)	2,795	2,882
7.25%, 3/1/32 (1)	5,330	5,530
Comstock Resources, Inc.,
6.75%, 3/1/29 (1)	3,230	3,225
6.75%, 3/1/29 (1)	1,990	1,978
Crescent Energy Finance LLC,
7.63%, 4/1/32 (1)	4,315	4,285
CVR Energy, Inc.,
8.50%, 1/15/29 (1) †	2,606	2,663
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 6/1/28 (1)	2,310	2,317
8.63%, 3/15/29 (1)	5,785	6,033
7.38%, 6/30/33 (1)	3,460	3,518
EQT Corp.,
6.38%, 4/1/29	3,745	3,884
7.50%, 6/1/30	3,405	3,756
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.25%, 1/15/29	5,500	5,736
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 83.7% continued
Oil & Gas Supply Chain – 10.8%continued
Global Partners L.P./GLP Finance Corp.,
6.88%, 1/15/29	$3,625	$3,657
7.13%, 7/1/33 (1)	2,005	2,055
Harvest Midstream I L.P.,
7.50%, 9/1/28 (1)	2,800	2,830
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	5,952	5,967
8.38%, 11/1/33 (1)	1,540	1,617
Howard Midstream Energy Partners LLC,
6.63%, 1/15/34 (1)	2,040	2,080
ITT Holdings LLC,
6.50%, 8/1/29 (1)	7,895	7,762
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
11.50%, 2/15/28 (1) †	5,385	5,727
Murphy Oil Corp.,
6.00%, 10/1/32 †	3,585	3,537
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.38%, 2/15/32 (1)	13,488	13,820
Northern Oil & Gas, Inc.,
8.13%, 3/1/28 (1) †	3,515	3,565
10/15/33 (1) (2)	940	936
NuStar Logistics L.P.,
6.00%, 6/1/26	4,165	4,180
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28	6,448	6,408
Permian Resources Operating LLC,
8.00%, 4/15/27 (1)	4,575	4,646
Range Resources Corp.,
8.25%, 1/15/29	3,935	4,027
Rockies Express Pipeline LLC,
6.75%, 3/15/33 (1)	1,470	1,534
SM Energy Co.,
6.75%, 8/1/29 (1)	6,669	6,701
7.00%, 8/1/32 (1) †	3,555	3,558
Sunoco L.P.,
7.00%, 5/1/29 (1)	4,145	4,292
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.23%), 7.88%, 9/18/30 (1) (3) (4)	3,090	3,139
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  165 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 83.7% continued
Oil & Gas Supply Chain – 10.8%continued
5.63%, 3/15/31 (1)	$1,655	$1,643
6.25%, 7/1/33 (1)	1,385	1,410
5.88%, 3/15/34 (1)	2,750	2,726
Sunoco L.P./Sunoco Finance Corp.,
4.50%, 5/15/29 †	2,733	2,666
4.50%, 4/30/30	3,670	3,534
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
7.38%, 2/15/29 (1)	6,760	6,962
Talos Production, Inc.,
9.00%, 2/1/29 (1) †	1,300	1,344
9.38%, 2/1/31 (1)	7,450	7,759
TransMontaigne Partners LLC,
8.50%, 6/15/30 (1)	6,855	7,143
Venture Global LNG, Inc.,
9.50%, 2/1/29 (1)	17,963	19,796
8.38%, 6/1/31 (1)	13,653	14,335
Venture Global Plaquemines LNG LLC,
6.50%, 1/15/34 (1)	3,575	3,763
6.75%, 1/15/36 (1)	3,865	4,105
Vital Energy, Inc.,
7.75%, 7/31/29 (1)	8,372	8,291
7.88%, 4/15/32 (1)	790	767
		253,610
Publishing & Broadcasting – 1.9%
Beasley Mezzanine Holdings LLC,
9.20%, 8/1/28 (1)	5,830	2,215
Clear Channel Outdoor Holdings, Inc.,
7.50%, 6/1/29 (1)	5,471	5,314
7.88%, 4/1/30 (1)	2,260	2,373
7.13%, 2/15/31 (1)	2,310	2,388
Cumulus Media New Holdings, Inc.,
8.00%, 7/1/29 (1)	5,760	1,469
EW Scripps (The) Co.,
9.88%, 8/15/30 (1)	4,950	4,646
Gray Media, Inc.,
10.50%, 7/15/29 (1) †	5,146	5,564
5.38%, 11/15/31 (1)	4,446	3,340
9.63%, 7/15/32 (1) †	2,080	2,125
iHeartCommunications, Inc.,
10.88%, 5/1/30 (1)	2,381	1,618
7.75%, 8/15/30 (1)	3,106	2,571
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 83.7% continued
Publishing & Broadcasting – 1.9%continued
Lamar Media Corp.,
5.38%, 11/1/33 (1)	$3,515	$3,489
McGraw-Hill Education, Inc.,
7.38%, 9/1/31 (1)	3,860	4,010
Nexstar Media, Inc.,
5.63%, 7/15/27 (1)	4,005	3,999
		45,121
Real Estate Investment Trusts – 2.5%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
4.50%, 4/1/27 (1) †	3,563	3,499
EF Holdco/EF Cayman Hold/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM,
7.38%, 9/30/30	2,505	2,505
Global Net Lease, Inc.,
4.50%, 9/30/28 (1)	5,480	5,361
IIP Operating Partnership L.P.,
5.50%, 5/25/26	5,215	5,185
Iron Mountain, Inc.,
4.88%, 9/15/29 (1)	8,004	7,879
Millrose Properties, Inc.,
6.38%, 8/1/30 (1)	2,755	2,802
6.25%, 9/15/32 (1)	2,145	2,150
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/27 †	3,490	3,381
8.50%, 2/15/32 (1)	600	637
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
4.88%, 5/15/29 (1)	2,765	2,696
Service Properties Trust,
0.00%, 9/30/27 (1) (8) †	295	260
5.50%, 12/15/27	6,535	6,415
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC,
10.50%, 2/15/28 (1)	2,550	2,686
6.50%, 2/15/29 (1) †	10,350	9,720
8.63%, 6/15/32 (1) †	2,740	2,618
		57,794
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 166 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 83.7% continued
Real Estate Owners & Developers – 0.0%
Five Point Operating Co. L.P.,
8.00%, 10/1/30(1)	$1,080	$1,096
Renewable Energy – 0.2%
EnerSys,
6.63%, 1/15/32(1)	4,205	4,327
Retail - Consumer Staples – 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
4.63%, 1/15/27(1)	4,150	4,124
Retail - Discretionary – 3.9%
Academy Ltd.,
6.00%, 11/15/27 (1)	6,010	6,007
Advance Auto Parts, Inc.,
7.00%, 8/1/30 (1)	2,265	2,330
7.38%, 8/1/33 (1)	3,505	3,615
Bath & Body Works, Inc.,
5.25%, 2/1/28 †	1,099	1,105
6.63%, 10/1/30 (1)	4,230	4,324
6.75%, 7/1/36	7,455	7,672
Carvana Co.,
9.00%, 6/1/30 (1) (5)	1,194	1,249
9.00%, 6/1/31 (1) (5)	1,633	1,849
Ken Garff Automotive LLC,
4.88%, 9/15/28 (1)	5,235	5,126
LBM Acquisition LLC,
9.50%, 6/15/31 (1)	2,210	2,322
Macy's Retail Holdings LLC,
5.88%, 3/15/30 (1)	1,720	1,718
7.38%, 8/1/33 (1) †	1,710	1,783
4.50%, 12/15/34	5,280	4,627
Mavis Tire Express Services Topco Corp.,
6.50%, 5/15/29 (1) †	7,014	6,981
Michaels (The) Cos., Inc.,
5.25%, 5/1/28 (1)	5,005	4,607
7.88%, 5/1/29 (1)	2,240	1,870
Park River Holdings, Inc.,
8.00%, 3/15/31 (1)	970	982
Patrick Industries, Inc.,
4.75%, 5/1/29 (1)	1,150	1,127
6.38%, 11/1/32 (1)	6,760	6,859
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 83.7% continued
Retail - Discretionary – 3.9%continued
PetSmart LLC/PetSmart Finance Corp.,
7.50%, 9/15/32 (1)	$1,890	$1,893
10.00%, 9/15/33 (1)	2,230	2,250
Saks Global Enterprises LLC,
11.00%, 12/15/29 (1)	2,750	976
11.00%, 12/15/29 (1)	1,000	510
Staples, Inc.,
10.75%, 9/1/29 (1)	7,510	7,426
Victoria's Secret & Co.,
4.63%, 7/15/29 (1) †	4,945	4,720
Victra Holdings LLC/Victra Finance Corp.,
8.75%, 9/15/29 (1) †	7,735	8,109
		92,037
Semiconductors – 0.2%
Coherent Corp.,
5.00%, 12/15/29(1)	4,011	3,956
Software – 2.3%
Capstone Borrower, Inc.,
8.00%, 6/15/30 (1)	3,065	3,205
Castle U.S. Holding Corp.,
10.00%, 6/30/31 (1)	3,995	599
Central Parent, Inc./CDK Global, Inc.,
7.25%, 6/15/29 (1)	7,605	6,548
Cloud Software Group, Inc.,
9.00%, 9/30/29 (1)	6,740	6,991
8.25%, 6/30/32 (1)	3,990	4,232
6.63%, 8/15/33 (1)	2,105	2,143
CoreWeave, Inc.,
9.25%, 6/1/30 (1)	5,830	6,021
9.00%, 2/1/31 (1)	2,535	2,598
GoTo Group, Inc.,
5.50%, 5/1/28 (1)	2,022	1,638
Helios Software Holdings, Inc./ION Corporate Solutions Finance S.a.r.l.,
8.75%, 5/1/29 (1)	3,835	3,975
McAfee Corp.,
7.38%, 2/15/30 (1)	6,925	6,424
Pagaya U.S. Holdings Co. LLC,
8.88%, 8/1/30 (1)	6,920	6,444
UKG, Inc.,
6.88%, 2/1/31 (1)	3,320	3,426
		54,244
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  167 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 83.7% continued
Specialty Finance – 8.4%
Ally Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26 (3) (4)	$5,605	$5,459
(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 3.48%), 4.70%, 5/15/28 (3) (4)	1,515	1,396
Blackstone Mortgage Trust, Inc.,
7.75%, 12/1/29 (1)	2,200	2,321
Block, Inc.,
6.00%, 8/15/33 (1)	2,440	2,499
Boost Newco Borrower LLC,
7.50%, 1/15/31 (1)	6,430	6,822
Burford Capital Global Finance LLC,
6.88%, 4/15/30 (1)	7,929	7,971
9.25%, 7/1/31 (1)	6,440	6,843
7.50%, 7/15/33 (1)	540	550
Capital One Financial Corp.,
(Variable, CME Term SOFR 3M + 3.34%), 5.50%, 10/30/27 (3) †	5,575	5,584
CPI CG, Inc.,
10.00%, 7/15/29 (1)	5,435	5,699
Credit Acceptance Corp.,
9.25%, 12/15/28 (1)	3,630	3,814
CrossCountry Intermediate HoldCo LLC,
6.50%, 10/1/30 (1)	1,800	1,807
Encore Capital Group, Inc.,
9.25%, 4/1/29 (1)	3,065	3,234
8.50%, 5/15/30 (1) †	6,310	6,701
6.63%, 4/15/31 (1)	2,305	2,298
Enova International, Inc.,
9.13%, 8/1/29 (1)	8,180	8,590
EZCORP, Inc.,
7.38%, 4/1/32 (1)	2,540	2,706
Fair Isaac Corp.,
6.00%, 5/15/33 (1)	3,415	3,457
Freedom Mortgage Corp.,
12.25%, 10/1/30 (1)	4,605	5,137
Freedom Mortgage Holdings LLC,
9.25%, 2/1/29 (1)	3,230	3,399
8.38%, 4/1/32 (1)	2,450	2,568
FTAI Aviation Investors LLC,
7.00%, 6/15/32 (1)	7,570	7,922
5.88%, 4/15/33 (1)	4,363	4,390
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 83.7% continued
Specialty Finance – 8.4%continued
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 8/15/28 (1)	$6,350	$6,135
6.63%, 10/15/31 (1)	4,278	4,306
Jefferson Capital Holdings LLC,
6.00%, 8/15/26 (1)	7,235	7,233
9.50%, 2/15/29 (1)	3,115	3,281
8.25%, 5/15/30 (1)	1,238	1,295
JPR Royalty Sub LLC,
14.00%, 9/1/20 (1) (6) (7)	8,000	—
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	9,035	8,955
Midcap Financial Issuer Trust,
6.50%, 5/1/28 (1)	2,615	2,597
Nationstar Mortgage Holdings, Inc.,
6.50%, 8/1/29 (1)	5,747	5,896
Navient Corp.,
5.00%, 3/15/27	8,745	8,706
OneMain Finance Corp.,
7.50%, 5/15/31	5,955	6,225
6.50%, 3/15/33	2,470	2,474
PennyMac Financial Services, Inc.,
7.13%, 11/15/30 (1)	4,975	5,180
5.75%, 9/15/31 (1)	3,070	3,043
6.88%, 5/15/32 (1)	1,855	1,922
6.75%, 2/15/34 (1)	3,035	3,096
Planet Financial Group LLC,
10.50%, 12/15/29 (1)	5,945	6,251
Rfna L.P.,
7.88%, 2/15/30 (1) †	6,995	7,127
Rocket Cos., Inc.,
6.13%, 8/1/30 (1)	4,965	5,096
UWM Holdings LLC,
6.25%, 3/15/31 (1)	3,100	3,085
Voyager Aviation Holdings LLC,
8.50%, 5/9/26 (1) (6) (7)	2,552	—
WEX, Inc.,
6.50%, 3/15/33 (1)	2,530	2,584
		195,654
Steel – 0.4%
Cleveland-Cliffs, Inc.,
7.50%, 9/15/31 (1)	3,701	3,815
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 168 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 83.7% continued
Steel – 0.4%continued
7.63%, 1/15/34 (1)	$1,425	$1,468
TMS International Corp.,
6.25%, 4/15/29 (1)	2,165	2,099
United States Steel Corp.,
6.88%, 3/1/29	1,019	1,026
		8,408
Technology – 0.1%
ION Platform Finance U.S., Inc.,
7.88%, 9/30/32	3,095	3,075
Technology Hardware – 2.1%
CommScope LLC,
7.13%, 7/1/28 (1) †	1,372	1,377
9.50%, 12/15/31 (1) †	6,450	6,676
CommScope Technologies LLC,
5.00%, 3/15/27 (1)	5,646	5,602
Imola Merger Corp.,
4.75%, 5/15/29 (1)	5,720	5,563
NCR Atleos Corp.,
9.50%, 4/1/29 (1)	10,984	11,891
Seagate Data Storage Technology Pte. Ltd.,
3.38%, 7/15/31 (1)	2,615	2,251
Viasat, Inc.,
5.63%, 4/15/27 (1) †	6,455	6,429
6.50%, 7/15/28 (1) †	1,621	1,584
Zebra Technologies Corp.,
6.50%, 6/1/32 (1)	7,649	7,856
		49,229
Telecommunications – 2.6%
EchoStar Corp.,
10.75%, 11/30/29	13,540	14,896
Frontier Communications Holdings LLC,
6.75%, 5/1/29 (1)	6,695	6,762
Hughes Satellite Systems Corp.,
6.63%, 8/1/26 †	2,475	2,354
Level 3 Financing, Inc.,
4.25%, 7/1/28 (1)	9,811	9,173
4.88%, 6/15/29 (1)	1,490	1,401
6.88%, 6/30/33 (1)	4,010	4,087
7.00%, 3/31/34 (1)	3,645	3,708
Lumen Technologies, Inc.,
4.50%, 1/15/29 (1) †	710	647
7.60%, 9/15/39 †	340	318
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 83.7% continued
Telecommunications – 2.6%continued
7.65%, 3/15/42	$340	$316
Sable International Finance Ltd.,
7.13%, 10/15/32 (1)	1,750	1,777
Windstream Services LLC,
10/15/33 (1) (2)	775	775
Windstream Services LLC/Windstream Escrow Finance Corp.,
8.25%, 10/1/31 (1)	10,086	10,448
Zayo Group Holdings, Inc.,
9.25%, 3/9/30 (1) (5) †	815	781
13.75%, 9/9/30 (1) (5)	3,491	3,307
		60,750
Tobacco & Cannabis – 0.3%
Turning Point Brands, Inc.,
7.63%, 3/15/32(1)	5,685	6,016
Transportation & Logistics – 3.2%
Allegiant Travel Co.,
7.25%, 8/15/27 (1) †	3,985	4,034
American Airlines, Inc.,
7.25%, 2/15/28 (1) †	1,870	1,916
8.50%, 5/15/29 (1)	2,572	2,683
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26 (1)	1,819	1,819
5.75%, 4/20/29 (1)	13,230	13,281
Beacon Mobility Corp.,
7.25%, 8/1/30 (1)	3,740	3,888
First Student Bidco, Inc./First Transit Parent, Inc.,
4.00%, 7/31/29 (1)	5,975	5,683
Genesee & Wyoming, Inc.,
6.25%, 4/15/32 (1)	2,935	2,982
OneSky Flight LLC,
8.88%, 12/15/29 (1)	6,725	7,072
Star Leasing Co. LLC,
7.63%, 2/15/30 (1)	5,845	5,680
Stonepeak Nile Parent LLC,
7.25%, 3/15/32 (1)	9,745	10,262
United Airlines, Inc.,
4.63%, 4/15/29 (1)	6,860	6,755
XPO, Inc.,
7.13%, 6/1/31 (1)	8,204	8,584
		74,639
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  169 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 83.7% continued
Transportation Equipment – 0.3%
JB Poindexter & Co., Inc.,
8.75%, 12/15/31 (1)	$1,600	$1,676
Trinity Industries, Inc.,
7.75%, 7/15/28 (1)	5,022	5,194
		6,870
Total Corporate Bonds
(Cost $1,973,770)		1,958,472

FOREIGN ISSUER BONDS – 14.3%
Aerospace & Defense – 0.9%
Bombardier, Inc.,
6.00%, 2/15/28 (1)	8,745	8,767
7.50%, 2/1/29 (1)	2,915	3,037
7.25%, 7/1/31 (1)	2,890	3,063
7.00%, 6/1/32 (1)	1,871	1,956
6.75%, 6/15/33 (1)	2,985	3,115
		19,938
Asset Management – 0.3%
CI Financial Corp.,
7.50%, 5/30/29(1)	6,075	6,475
Automotive – 0.8%
Forvia S.E.,
6.75%, 9/15/33 (1) †	1,930	1,958
IHO Verwaltungs GmbH,
7.75%, (100% Cash), 11/15/30 (1) (5)	4,654	4,869
ZF North America Capital, Inc.,
7.13%, 4/14/30 (1)	5,525	5,471
7.50%, 3/24/31 (1)	1,600	1,589
6.88%, 4/23/32 (1)	4,275	4,093
		17,980
Banking – 1.5%
Banco Bilbao Vizcaya Argentaria S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.10%), 9.38%, 3/19/29 (3) (4) †	3,775	4,212
Barclays PLC,
(Variable, USD SOFR ICE Swap Rate 5Y + 5.78%), 9.63%, 12/15/29 (3) (4) †	2,135	2,424
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.3% continued
Banking – 1.5%continued
BNP Paribas S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.13%), 7.45%, 6/27/35 (1) (3) (4)	$2,325	$2,427
Credit Agricole S.A.,
(Variable, USD SOFR ICE Swap Rate 5Y + 3.58%), 7.13%, 9/23/35 (1) (3) (4)	2,490	2,543
Deutsche Bank A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.52%), 6.00%, 10/30/25 (3) (4)	3,200	3,202
ING Groep N.V.,
(Variable, USD SOFR ICE Swap Rate 5Y + 3.59%), 7.00%, 11/16/32 (3) (4)	2,490	2,567
Mitsubishi UFJ Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.07%), 6.35%, 1/15/36 (3) (4)	1,630	1,664
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.75%), 8.13%, 11/10/33 (3) (4) †	4,490	5,054
Nordea Bank Abp,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.72%), 6.75%, 11/10/33 (1) (3) (4)	2,280	2,313
Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.45%), 10.00%, 11/14/28 (1) (3) (4)	3,610	3,999
Swedbank AB,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.59%), 7.63%, 3/17/28 (3) (4) (9)	5,475	5,781
		36,186
Cable & Satellite – 0.3%
Ziggo Bond Co. B.V.,
5.13%, 2/28/30(1)	8,370	7,587
Chemicals – 0.5%
Cerdia Finanz GmbH,
9.38%, 10/3/31 (1)	7,770	8,227
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 170 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.3% continued
Chemicals – 0.5%continued
Nufarm Australia Ltd./Nufarm Americas, Inc.,
5.00%, 1/27/30 (1)	$3,750	$3,406
		11,633
Containers & Packaging – 0.0%
ARD Finance S.A.,
6.50%, 6/30/27(1) (5)	6,067	152
E-Commerce Discretionary – 0.1%
Rakuten Group, Inc.,
9.75%, 4/15/29(1)	2,947	3,314
Electric Utilities – 0.2%
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC,
6.38%, 2/15/32(1)	3,540	3,628
Electrical Equipment – 0.1%
TK Elevator U.S. Newco, Inc.,
5.25%, 7/15/27(1)	2,940	2,930
Food – 0.1%
Minerva Luxembourg S.A.,
4.38%, 3/18/31(1)	3,720	3,400
Household Products – 0.1%
Kronos Acquisition Holdings, Inc.,
8.25%, 6/30/31(1) †	3,520	2,729
Industrial Support Services – 0.1%
Albion Financing 1 S.a.r.l./Aggreko Holdings, Inc.,
7.00%, 5/21/30(1)	2,940	3,041
Insurance – 0.9%
Ardonagh Group Finance Ltd.,
8.88%, 2/15/32 (1)	11,302	11,881
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC,
8.13%, 2/15/32 (1)	7,435	7,714
Jones Deslauriers Insurance Management, Inc.,
6.88%, 10/1/33 (1)	1,765	1,756
		21,351
Leisure Facilities & Services – 1.5%
1011778 B.C. ULC/New Red Finance, Inc.,
4.00%, 10/15/30 (1)	4,410	4,156
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.3% continued
Leisure Facilities & Services – 1.5%continued
Allwyn Entertainment Financing UK PLC,
7.88%, 4/30/29 (1)	$3,020	$3,133
Cruise Yacht Upper HoldCo Ltd.,
11.88%, 7/5/28	8,250	7,219
Melco Resorts Finance Ltd.,
5.63%, 7/17/27 (1)	6,680	6,659
5.38%, 12/4/29 (1)	2,500	2,452
6.50%, 9/24/33 (1)	2,065	2,067
Studio City Finance Ltd.,
5.00%, 1/15/29 (1) †	6,510	6,273
Wynn Macau Ltd.,
6.75%, 2/15/34 (1)	2,860	2,899
		34,858
Machinery – 0.3%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC,
9.00%, 2/15/29(1)	5,895	6,161
Metals & Mining – 1.6%
Aris Mining Corp.,
8.00%, 10/31/29 (1)	4,220	4,387
Capstone Copper Corp.,
6.75%, 3/31/33 (1)	4,420	4,553
First Quantum Minerals Ltd.,
9.38%, 3/1/29 (1)	945	1,002
8.63%, 6/1/31 (1) †	9,070	9,530
7.25%, 2/15/34 (1)	1,365	1,411
Fortescue Treasury Pty. Ltd.,
4.38%, 4/1/31 (1)	7,160	6,836
Mineral Resources Ltd.,
4/1/31 (1) (2)	2,410	2,441
Taseko Mines Ltd.,
8.25%, 5/1/30 (1)	6,451	6,833
		36,993
Oil & Gas Services & Equipment – 0.3%
Seadrill Finance Ltd.,
8.38%, 8/1/30 (1)	5,855	6,079
Shelf Drilling Holdings Ltd.,
9.63%, 4/15/29 (1) †	1,946	2,041
		8,120
Oil & Gas Supply Chain – 1.1%
Baytex Energy Corp.,
8.50%, 4/30/30 (1)	3,175	3,263
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  171 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.3% continued
Oil & Gas Supply Chain – 1.1%continued
7.38%, 3/15/32 (1) †	$2,085	$2,041
EG Global Finance PLC,
12.00%, 11/30/28 (1)	5,286	5,806
MEG Energy Corp.,
5.88%, 2/1/29 (1)	4,280	4,280
Parkland Corp.,
4.50%, 10/1/29 (1)	5,320	5,181
Strathcona Resources Ltd.,
6.88%, 8/1/26 (1)	4,845	4,848
		25,419
Specialty Finance – 0.6%
GGAM Finance Ltd.,
8.00%, 2/15/27 (1)	3,355	3,434
goeasy Ltd.,
9.25%, 12/1/28 (1)	4,175	4,357
6.88%, 5/15/30 (1)	1,826	1,817
6.88%, 2/15/31 (1)	1,195	1,158
Phoenix Aviation Capital Ltd.,
9.25%, 7/15/30 (1)	3,455	3,676
		14,442
Steel – 0.2%
Infrabuild Australia Pty. Ltd.,
14.50%, 11/15/28(1)	3,415	3,672
Telecommunications – 2.4%
Altice Financing S.A.,
5.00%, 1/15/28 (1) †	4,915	3,821
5.75%, 8/15/29 (1) †	2,160	1,625
Altice France Holding S.A.,
10.50%, 5/15/27 (1) (6)	10,410	3,697
Altice France S.A.,
5.50%, 1/15/28 (1)	3,295	2,900
5.13%, 7/15/29 (1)	6,610	5,645
5.50%, 10/15/29 (1)	9,195	7,953
Connect Finco S.a.r.l./Connect U.S. Finco LLC,
9.00%, 9/15/29 (1) †	4,882	5,133
Fibercop S.p.A.,
6.38%, 11/15/33 (1)	7,504	7,448
Maya SAS,
7.00%, 10/15/28 (1)	2,950	2,997
8.50%, 4/15/31 (1)	1,675	1,796
7.00%, 4/15/32 (1)	2,900	2,958
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.3% continued
Telecommunications – 2.4%continued
Telesat Canada/Telesat LLC,
5.63%, 12/6/26 (1)	$1,950	$1,560
Vmed O2 UK Financing I PLC,
4.25%, 1/31/31 (1)	5,250	4,868
4.75%, 7/15/31 (1)	4,740	4,462
		56,863
Transportation & Logistics – 0.3%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
7.88%, 5/1/27 (1)	3,045	3,092
6.38%, 2/1/30 (1)	4,125	4,021
		7,113
Transportation Equipment – 0.1%
New Flyer Holdings, Inc.,
9.25%, 7/1/30(1)	1,810	1,937
Total Foreign Issuer Bonds
(Cost $343,481)		335,922

TERM LOANS – 0.1%
Biotechnology & Pharmaceuticals – 0.1%
Alvogen Pharma U.S., Inc., Loan,
(Floating, CME Term SOFR USD 3M + 2.50%, 3.00% Floor), 6.50%, 3/1/29	2,692	1,777
Total Term Loans
(Cost $2,625)		1,777

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 0.0%
Media – 0.0%
Beasley Broadcast Group, Inc., Class A*	6,461	$35
Passenger Airlines – 0.0%
Voyager Aviation Holdings LLC(7) (10) *	2,621	—
Total Common Stocks
(Cost $84)		35

PREFERRED STOCKS – 0.0%
Specialized Finance – 0.0%
Cayenne Aviation LLC(7) (10) *	15,725	—
Total Preferred Stocks
(Cost $1,573)		—

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 172 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
OTHER – 0.0%
Escrow Par Pharmaceutical, Inc. (1) (7) *	8,813,000	$—
Total Other
(Cost $—)		—

INVESTMENT COMPANIES – 7.6%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.18%(11) (12) (13)	130,309,438	130,309
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(11) (12)	47,692,055	47,692
Total Investment Companies
(Cost $178,001)		178,001

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 0.0%
U.S. Treasury Bill,
4.14%, 11/28/25(14) (15)	$551	$547
Total Short-Term Investments
(Cost $547)		547

Total Investments – 105.7%
(Cost $2,500,081)		2,474,754
Liabilities less Other Assets – (5.7%)		(133,684)
NET ASSETS – 100.0%		$2,341,070

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At September 30,
2025, the value of these securities amounted to approximately
$2,008,340,000 or 85.8% of net assets.

(2)	When-Issued Security. Coupon rate is not in effect at September 30, 2025.
(3)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2025.
(4)	Perpetual bond. Maturity date represents next call date.
(5)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(6)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(7)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(8)	Zero coupon bond.
(9)
Security exempt from registration pursuant to Regulation S under the
Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(10)	Restricted security. At September 30, 2025, the value of these restricted securities amounted to $0 or 0.0% of net assets. Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Cayenne Aviation LLC	5/18/21	$1,573
Voyager Aviation Holdings LLC	5/18/21	3

(11)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(12)	7-day current yield as of September 30, 2025 is disclosed.
(13)	Investment of securities lending cash collateral in connection with securities lending.
(14)	Discount rate at the time of purchase.
(15)	A portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M - 3 Month

5Y - 5 Year

7Y - 7 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

ICE - Intercontinental Exchange

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At September 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
2-Year U.S. Treasury Note	400	$83,359	Long	12/25	$38

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  173 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

HIGH YIELD FIXED INCOME FUND continued	September 30, 2025 (UNAUDITED)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds:
Industrial Intermediate Products	$—	$12,633	$41	$12,674
All Other Industries(1)	—	1,945,798	—	1,945,798
Total Corporate Bonds	—	1,958,431	41	1,958,472
Foreign Issuer Bonds(1)	—	335,922	—	335,922
Term Loans	—	1,777	—	1,777
Common Stocks(1)	35	—	—	35
Investment Companies	178,001	—	—	178,001
Short-Term Investments	—	547	—	547
Total Investments	$178,036	$2,296,677	$41	$2,474,754
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$38	$—	$—	$38

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 174 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND	September 30, 2025 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS – 0.6%
Engineering & Construction – 0.1%
Nature Conservancy (The),
1.30%, 7/1/28	$1,350	$1,234
Health Care Facilities & Services – 0.5%
Bon Secours Mercy Health, Inc.,
3.46%, 6/1/30	500	485
Seattle Children's Hospital,
1.21%, 10/1/27	5,000	4,709
		5,194
Total Corporate Bonds
(Cost $6,850)		6,428

MUNICIPAL BONDS – 96.8%
Alabama – 2.2%
Black Belt Energy District Gas Project Revenue Bonds, Series B,
5.00%, 9/1/32(1) (2)	1,500	1,622
Black Belt Energy District Gas Project Revenue Bonds, Series D,
5.00%, 11/1/32	6,000	6,479
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, Series D1,
4.00%, 6/1/27(1) (2)	5,000	5,088
Black Belt Energy Gas District Revenue Bonds, Series A, Gas Project No. 8,
4.00%, 12/1/29(1) (2)	7,500	7,667
Jefferson County Sewer Revenue Refunding Warrants,
5.00%, 10/1/38	1,325	1,427
Southeast Energy Authority Cooperative District Energy Supply Revenue Bonds, Series C,
5.00%, 2/1/31(1) (2)	2,000	2,160
		24,443
Alaska – 1.1%
Alaska State Housing Finance Corp. Revenue Refunding Bonds, Series A,
5.00%, 6/1/30	5,000	5,179
Alaska State Railroad Corp. Cruise Port Revenue Bonds (AMT) (AG Insured),
5.50%, 10/1/40	500	541
5.50%, 10/1/41	500	537
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Alaska – 1.1%continued
Anchorage Port Revenue Bonds, Series A (AMT),
5.50%, 2/1/32	$2,010	$2,271
Juneau City & Borough G.O. Unlimited Bonds,
5.00%, 6/1/35	2,000	2,295
Matanuska-Susitna Borough G.O. Unlimited Bonds, Series A,
5.00%, 11/1/44	725	763
		11,586
Arizona – 2.5%
Arizona State IDA Education Revenue Bonds, Series A-Social, Macombs Facility Project,
4.00%, 7/1/36	315	301
4.00%, 7/1/41	800	713
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/46	1,000	868
Maricopa County High School District No. 210 Phoenix G.O. Unlimited Bonds, School Improvement Project of 2011 & 2017,
5.00%, 7/1/35	1,775	1,823
Maricopa County IDA Educational Facilities Revenue Bonds, Creighton University Project,
5.00%, 7/1/47	1,500	1,516
Maricopa County IDA Revenue Refunding Bonds, Banner Health Obligation Group,
4.00%, 1/1/36	180	181
Maricopa County Special Health Care District G.O. Unlimited Bonds,
4.00%, 7/1/38	2,500	2,492
Mesa Utility Systems Revenue Bonds (AG Insured),
5.00%, 7/1/45	1,055	1,115
Phoenix Civic Improvement Corp. Airport Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 7/1/31	1,500	1,653
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  175 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Arizona – 2.5%continued
Phoenix Civic Improvement Corp. Excise Tax Subordinate Revenue Refunding Bonds, Series C,
5.00%, 7/1/39	$12,000	$13,346
Phoenix Civic Improvement Corp. Wastewater System Junior Lien Revenue Refunding Bonds,
5.00%, 7/1/30	2,000	2,035
Salt Verde Financial Corp. Senior Gas Revenue Bonds,
5.00%, 12/1/37	1,500	1,610
		27,653
Arkansas – 0.4%
Little Rock School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.00%, 2/1/34	4,000	3,446
2.25%, 2/1/41	1,485	1,055
		4,501
California – 7.6%
Anaheim Housing & Public Improvements Authority Revenue Refunding Bonds, Electric Utility Distribution System,
5.00%, 10/1/34	1,250	1,308
5.00%, 10/1/52	5,000	5,070
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(1) (2)	4,525	4,638
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project,
5.00%, 4/1/32(1) (2)	5,705	6,167
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project, Green Bonds,
4.00%, 12/1/27(1) (2)	5,000	5,114
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 8/1/33(1) (2)	5,000	5,578
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
California – 7.6%continued
California Community Choice Financing Authority Variable Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 8/1/32(1) (2)	$2,000	$2,118
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	3,255	3,179
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	80	80
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/33	2,500	2,909
5.00%, 8/1/34	2,000	2,340
California State Health Facilities Financing Authority Variable Revenue Bonds, Providence St. Joseph Health,
5.00%, 10/1/32(1) (2)	4,000	4,456
Carlsbad Unified School District G.O. Unlimited Convertible CABS, Series C, Election,
(Step to 6.63% on 8/1/26), 0.00%, 8/1/35(3)	11,850	14,222
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport,
5.00%, 5/15/35	600	605
Los Angeles Department of Airports Senior Revenue Bonds, Series C (AMT),
5.00%, 5/15/33	4,420	4,755
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series D,
5.00%, 7/1/31	2,480	2,777
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series D,
5.25%, 7/1/38	3,000	3,048
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 176 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
California – 7.6%continued
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series A,
5.00%, 7/1/38	$1,755	$1,758
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/33	2,500	2,961
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series E (AMT),
5.00%, 5/1/39	2,355	2,414
San Francisco City & County Commission International Airport Revenue Bonds, Second Series A (AMT),
5.00%, 5/1/33	2,500	2,780
Southern California State Public Power Authority Variable Revenue Bonds, Southern Transmission System,
5.00%, 7/1/29(1) (2)	2,655	2,817
University of California Revenue Refunding Bonds, Series BZ,
5.00%, 5/15/39	1,635	1,857
		82,951
Colorado – 5.1%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(4)	225	232
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B, Unrefunded Balance (State Aid Withholding),
5.25%, 12/1/40	4,775	4,835
Adams County School District No. 14 G.O. Unlimited Bonds (State Aid Withholding),
5.50%, 12/1/40	1,500	1,700
5.50%, 12/1/43	3,500	3,866
Arvada Sales & Use TRB,
5.00%, 12/1/31	2,000	2,142
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Colorado – 5.1%continued
Colorado Bridge & Tunnel Enterprise Senior Infrastructure Revenue Bonds, Series A (AG Insured),
5.25%, 12/1/44	$930	$996
5.25%, 12/1/45	1,300	1,388
Colorado State COPS, Series A,
4.00%, 12/15/36	5,000	5,055
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System/Sunbelt,
4.00%, 11/15/41	1,000	979
Colorado State Health Facilities Authority Revenue Refunding Bonds, Intermountain Healthcare,
5.00%, 5/15/32	2,000	2,268
Denver City & County Airport Revenue Bonds, Series A (AMT),
5.00%, 11/15/32	10,000	11,128
5.50%, 11/15/35	10,000	11,268
5.00%, 11/15/41	1,000	1,040
Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	4,500	4,531
Denver City & County Dedicated TRB, Series A-1,
5.00%, 8/1/48	2,750	2,755
Larimer & Weld Counties School District No. RE-5J G.O. Unlimited Bonds (State Aid Withholding),
4.00%, 12/1/34	1,850	1,911
		56,094
Connecticut – 1.7%
Connecticut State G.O. Unlimited Bonds, Series 2021 A,
3.00%, 1/15/33	5,005	4,961
Connecticut State G.O. Unlimited Bonds, Series C,
8/15/34(5)	2,000	2,319
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series A-3, Yale University,
2.95%, 7/1/27(1) (2)	3,000	3,005
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  177 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Connecticut – 1.7%continued
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	$8,000	$8,221
		18,506
District of Columbia – 1.7%
District of Columbia Income Tax Secured Revenue Bonds, Series A,
5.00%, 7/1/47	2,000	2,071
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/30	7,500	8,224
5.00%, 10/1/33	4,765	5,321
Metropolitan Washington Airports Authority System Revenue Refunding Bonds (AMT),
5.00%, 10/1/30	2,630	2,723
		18,339
Florida – 8.2%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/37	1,500	1,526
Broward County School Board Refunding COPS, Series C,
5.00%, 7/1/26	3,000	3,049
Capital Trust Authority Health Care Facilities Revenue Refunding Bonds, Series A, UF Health Projects,
5.00%, 12/1/32	1,300	1,443
Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, Series B, Prerefunded,
4.00%, 7/1/26(4)	5,000	5,052
Columbia County School Board COPS (AG Insured),
5.00%, 7/1/37	1,135	1,241
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds (AMT),
5.00%, 10/1/33	2,100	2,345
JEA Electric System Revenue Refunding Bonds, Series Three 2024-A (AGC Insured),
5.00%, 10/1/32	2,685	3,063
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Florida – 8.2%continued
JEA Water & Sewer Revenue Refunding Bonds, Series A,
5.00%, 10/1/31	$14,960	$15,653
Lake County School Board Refunding COPS, Series A (AG Insured),
5.00%, 6/1/31	2,000	2,235
Lee County Transportation Facilities Revenue Refunding Bonds,
5.00%, 10/1/27	1,600	1,673
Manatee County School Board COPS, Master Lease Program (AG Insured),
5.00%, 7/1/42	2,000	2,127
Miami Beach Redevelopment Agency Tax Allocation Bonds, City Center/Historic Convention (AG Insured),
5.00%, 2/1/37	1,500	1,653
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/35	2,810	3,106
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, University of Miami, Series B (AMBAC Insured),
5.25%, 4/1/26	4,000	4,051
Miami-Dade County G.O. Unlimited Bonds, Building Better Communities Program,
5.00%, 7/1/46	6,800	7,150
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-1 (AMT) (AGM Insured),
4.00%, 10/1/45	2,325	2,073
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),
3.00%, 10/1/50	7,500	5,591
Miami-Dade County Water & Sewer System Revenue Bonds, Series A,
4.00%, 10/1/37	2,500	2,464
North Miami Community Redevelopment Agency Revenue Bonds,
5.00%, 3/1/39	1,250	1,322
5.00%, 3/1/40	1,000	1,050
5.00%, 3/1/41	1,000	1,036
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 178 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Florida – 8.2%continued
Orlando Utilities Commission Utility System Revenue Bonds, Series B,
1.25%, 10/1/28(1) (2)	$1,000	$910
Palm Beach County Educational Facilities Authority Revenue Bonds, Palm Beach Atlantic University,
5.00%, 10/1/43	625	623
Palm Beach County School Board Refunding COPS, Series A,
5.00%, 8/1/32	1,300	1,481
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	5,000	5,132
South Broward Hospital District Revenue Refunding Bonds, Series A,
4.00%, 5/1/44	4,000	3,712
South Florida Water Management District Refunding COPS,
5.00%, 10/1/36	4,000	4,025
Tallahassee Consolidated Utility Revenue Refunding Bonds, Series A,
5.00%, 10/1/39	2,500	2,745
Volusia County Educational Facilities Authority Revenue Bonds, Embry Riddle Aeronautical University,
5.00%, 10/15/35	2,500	2,856
		90,387
Georgia – 2.7%
Atlanta Airport Passenger Facility Charge Subordinate Revenue Bonds,
5.00%, 7/1/37	5,000	5,248
Atlanta Airport Sustainable Revenue Bonds, Series B-1 (AMT),
5.00%, 7/1/33	1,100	1,230
Burke County Development Authority PCR Bonds, Go Power Company Plant Vogtle Project-FIF,
2.20%, 10/1/32	650	567
Downtown Savannah Authority Revenue Bonds, Chatham County Judicial Complex,
5.00%, 6/1/32	1,250	1,269
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/27(1) (2)	5,000	5,105
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Georgia – 2.7%continued
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series B,
5.00%, 3/1/30(1) (2)	$5,000	$5,380
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E,
5.00%, 12/1/32(1) (2)	2,500	2,733
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.50%, 7/1/60	2,500	2,501
Private Colleges & Universities Authority Exchangeable Revenue Bonds, Series B, Emory University,
5.00%, 9/1/33	3,000	3,444
Richmond County Board of Education G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 10/1/26	2,100	2,154
		29,631
Hawaii – 1.1%
Hawaii State Airports System Revenue Bonds, Series A (AMT),
5.00%, 7/1/43	5,000	5,057
Hawaii State Department of Budget & Finance Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group,
5.00%, 7/1/26	2,510	2,552
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 10/1/35	4,825	4,825
		12,434
Illinois – 7.5%
Champaign County Community Unit School District No. 4 G.O. Unlimited Bonds, Series A,
5.00%, 1/1/32	2,300	2,400
Chicago Board of Education G.O. Unlimited Bonds, Series A,
5.75%, 12/1/50	2,000	1,964
Chicago G.O. Unlimited Refunding Bonds, Series A,
5.00%, 1/1/33	2,685	2,795
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  179 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Illinois – 7.5%continued
Chicago Midway Airport Senior Revenue Refunding Bonds, Series C (AMT),
5.00%, 1/1/33	$2,500	$2,745
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT),
5.00%, 1/1/39	2,400	2,449
Chicago Waterworks Second Lien Revenue Refunding Bonds, Series A,
5.00%, 11/1/27	1,220	1,276
Cook County Community Consolidated School District No. 34 G.O. Unlimited Bonds, Series A,
2.00%, 12/1/38	2,425	1,779
Cook County Sales Tax Revenue Refunding Bonds,
5.00%, 11/15/33	5,000	5,205
5.25%, 11/15/35	5,000	5,186
Cook Kane Lake & Mc Henry Counties Community College District No. 512 G.O. Unlimited Bonds,
4.00%, 12/15/30	5,000	5,194
DuPage County High School District No. 87 Glenbard Township G.O. Unlimited Bonds,
5.00%, 1/1/43	1,500	1,572
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/44	1,030	1,044
Illinois State Finance Authority Revenue Bonds, The Chicago School,
5.00%, 4/1/27	300	308
Illinois State Finance Authority Revenue Bonds, Township High School District,
4.00%, 12/1/32	1,940	2,006
Illinois State Finance Authority Revenue Refunding Bonds, OSF Healthcare System,
5.00%, 11/15/34	3,000	3,307
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,955	1,955
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Illinois – 7.5%continued
Illinois State Finance Authority Revenue Refunding Bonds, Series A, University of Chicago,
5.00%, 10/1/31	$4,150	$4,665
Illinois State Finance Authority Variable Revenue Bonds, Series A-3, UChicago Medicine,
5.00%, 8/15/35(1) (2)	2,500	2,756
Illinois State Finance Authority Variable Revenue Refunding Bonds, Silver Cross Hospital,
5.00%, 8/15/30(1) (2)	1,750	1,889
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/34	2,700	3,032
Illinois State G.O. Unlimited Bonds, Series C,
5.00%, 11/1/29	3,425	3,579
5.00%, 9/1/35	4,000	4,441
Illinois State G.O. Unlimited Bonds, Series D,
5.00%, 9/1/39	5,000	5,330
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A,
5.00%, 1/1/41	2,825	3,025
Illinois State Toll Highway Authority Senior Revenue Bonds, Series B,
5.00%, 1/1/33	1,720	1,743
Lake County Community Consolidated School District No. 34 Antioch G.O. Unlimited Bonds, Series C,
5.00%, 1/1/44	2,545	2,635
5.00%, 1/1/45	2,670	2,750
Lake County Community Consolidated School District No. 41 Lake Villa G.O. Unlimited Bonds (BAM Insured),
4.00%, 11/1/31	1,000	1,045
Lake County Forest Preservation District G.O. Unlimited Refunding Bonds,
2.00%, 12/15/31	1,765	1,595
Peoria G.O. Unlimited Bonds, Series A (AGM Insured),
5.00%, 1/1/36	500	546
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 180 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Illinois – 7.5%continued
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured),
5.75%, 6/1/33	$2,000	$2,237
		82,453
Indiana – 1.8%
Bloomington Public Building Corp. Lease Rental Revenue Bonds,
5.00%, 2/1/45	800	821
Hamilton County Public Building Corp. Lease Rental Revenue Bonds,
5.00%, 7/10/41	3,910	4,154
Indiana Finance Authority Wastewater Utility First Lien Revenue Bonds, Series A, CWA Authority,
4.25%, 10/1/44	5,000	4,749
Indiana State Finance Authority Thermal Energy System Utility Revenue Refunding Bonds, Citizens Energy Group Project,
5.25%, 10/1/43	1,360	1,463
Indianapolis Local Public Improvement Bank Revenue Refunding Bonds, Indianapolis Airport Authority Project,
5.25%, 1/1/50	3,000	3,159
IPS Multi-School Building Corp. Sustainable First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/38	2,440	2,651
Logansport Renovation School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/27	1,025	1,067
South Bend Community School Corp. G.O. Limited Bonds (State Intercept Program),
4.00%, 1/15/26	1,375	1,380
		19,444
Iowa – 0.2%
Le Mars Community School District G.O. Unlimited Bonds (AG Insured),
5.00%, 6/1/35	1,890	2,071
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Kansas – 0.1%
Leavenworth County Unified School District No. 458 G.O. Unlimited Bonds,
5.50%, 9/1/35	$670	$749
Kentucky – 4.8%
Carroll County Environmental Facilities Revenue Refunding Bonds (AMT), Kentucky Utilities Company,
2.00%, 2/1/32	5,250	4,628
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	4,948
Jefferson County School District Finance Corp. School Building Revenue Bonds, Series A (State Intercept Program),
4.00%, 6/1/31	3,935	3,965
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series A, CommonSpirit Health,
5.00%, 8/1/34	750	790
5.00%, 8/1/35	550	576
5.00%, 8/1/36	750	783
Kentucky State Property & Buildings Commission Revenue Bonds, Project No.130, Series A,
5.00%, 11/1/30	2,425	2,711
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A,
5.25%, 12/1/29(1) (2)	2,000	2,145
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A-1,
5.25%, 2/1/32(1) (2)	9,000	9,862
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series B,
5.00%, 8/1/32(1) (2)	8,130	8,809
Louisville & Jefferson County Metro Government Health System Revenue Refunding Bonds, Norton Healthcare, Inc.,
4.00%, 10/1/36	1,315	1,291
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  181 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Kentucky – 4.8%continued
Louisville & Jefferson County Metro Government PCR Refunding Bonds (AMT), Gas & Electric,
1.35%, 11/1/27	$2,500	$2,393
Louisville & Jefferson County Metro Government PCR Refunding Bonds, Gas & Electric,
2.00%, 10/1/33	6,000	5,155
Oldham School District Finance Corp. Revenue Refunding Bonds (BAM Insured),
5.00%, 8/1/31	2,170	2,417
Richmond G.O. Unlimited Bonds,
5.00%, 6/1/42	1,550	1,637
Trimble County Pollution Control Variable Revenue Bonds (AMT), Louisville Gas & Electric Co.,
1.30%, 9/1/27(1) (2)	1,000	935
		53,045
Louisiana – 1.6%
East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A,
1.30%, 2/1/28(1) (2)	2,500	2,348
Louisiana Public Facilities Authority Revenue Bonds, Department of Public Safety Crime (AGC Insured),
5.00%, 8/1/43	795	836
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project,
5.25%, 5/15/50	3,500	3,648
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,925	2,928
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	7,500	6,270
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Louisiana – 1.6%continued
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Series A, Woman's Hospital Foundation Project,
5.00%, 10/1/30	$1,505	$1,562
		17,592
Maine – 0.4%
Maine State Housing Authority Energy Housing & Economic Revenue Fund Revenue Refunding Bonds, Series 1,
5.00%, 6/15/35	3,730	4,024
Maryland – 1.4%
Maryland State Department of Transportation Consolidated Revenue Bonds, Series A,
3.00%, 10/1/31	5,000	5,025
3.00%, 10/1/32	5,000	4,991
Washington Suburban Sanitary District Consolidated Public Improvement G.O. Unlimited Revenue Bonds, Second Series (County Gtd.),
5.00%, 6/1/37	5,000	5,047
		15,063
Massachusetts – 1.5%
Massachusetts State Bay Transportation Authority Senior Sales Tax Revenue Refunding Bonds, Series A,
5.00%, 7/1/40	4,000	4,379
Massachusetts State Development Finance Agency Revenue Bonds, Lasell Village, Inc.,
5.25%, 7/1/45	2,000	2,020
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Partners Healthcare System,
5.00%, 7/1/29	1,625	1,713
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Suffolk University,
5.00%, 7/1/29	500	519
Massachusetts State Development Finance Agency Variable Revenue Bonds, Brown Health University Obligated Group,
5.00%, 8/15/31(1) (2)	2,000	2,183
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 182 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Massachusetts – 1.5%continued
Massachusetts State G.O. Limited Bonds, Series A,
5.00%, 4/1/50	$2,000	$2,097
Massachusetts State Port Authority Revenue Bonds, Series C (AMT),
5.00%, 7/1/30	3,000	3,205
		16,116
Michigan – 3.3%
Battle Creek School District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	1,540	1,560
Chippewa Valley Schools G.O. Unlimited Refunding Bonds, Series A (Q-SBLF Insured),
5.00%, 5/1/27	400	401
Comstock Park Public Schools G.O. Unlimited Bonds, Series II (Q-SBLF Insured),
5.00%, 11/1/44	1,170	1,240
5.00%, 11/1/49	2,230	2,317
Grosse Pointe Public School System G.O. Unlimited Bonds,
3.00%, 5/1/34	1,815	1,749
Holt Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
3.00%, 5/1/34	1,175	1,125
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, Lawrence Technology University,
4.00%, 2/1/42	745	632
Michigan State Finance Authority Revenue Refunding Bonds, Beaumont-Spectrum Consolidation,
5.00%, 4/15/27	3,175	3,289
Michigan State Finance Authority Variable Revenue Refunding Bonds, McLaren Healthcare,
1.20%, 4/13/28(1) (2)	1,250	1,187
Michigan State G.O. Unlimited Refunding Bonds, Series A, Environmental Program,
1.00%, 12/1/25	635	633
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Michigan – 3.3%continued
Michigan State HDA SFM Revenue Bonds, Series A, Social Bonds,
4.00%, 12/1/37	$2,505	$2,505
Rockford Public School District G.O. Unlimited Bonds, Series II (Q-SBLF Insured),
5.00%, 5/1/44	3,805	3,993
Walled Lake Consolidated School District G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 5/1/50	1,635	1,673
Wayne County Airport Authority Revenue Bonds, Series D (AGM Insured),
5.00%, 12/1/32	9,690	9,705
West Bloomfield School District G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
5.00%, 5/1/42	4,200	4,478
		36,487
Minnesota – 0.2%
Minneapolis & Saint Paul Housing & Redevelopment Authority Health Care Revenue Refunding Bonds, Allina Health System,
5.00%, 11/15/26	2,000	2,049
Mississippi – 0.1%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc., Project,
2.38%, 6/1/44	1,000	626
Missouri – 1.3%
Joplin Schools G.O. Unlimited Refunding Bonds, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
5.00%, 3/1/30	1,215	1,255
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Refunding Bonds, IATAN 2 Project,
5.00%, 1/1/33	1,400	1,587
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Refunding Bonds, Series B,
5.00%, 1/1/26	1,480	1,482
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  183 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Missouri – 1.3%continued
Platte County School District No. 3 G.O. Unlimited Bonds,
5.25%, 3/1/34	$2,710	$3,054
Saint Charles County Public Water Supply District No. 2 COPS,
5.25%, 12/1/46	5,000	5,282
Wentzville School District No. R-4 G.O. Unlimited Refunding CABS, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
0.00%, 3/1/27(6)	2,100	2,008
		14,668
Nebraska – 1.3%
Lancaster County School District No. 1 G.O. Unlimited Refunding Bonds,
5.00%, 1/15/27	3,760	3,767
McCook Revenue BANS,
4.50%, 9/1/27	2,000	2,031
Omaha G.O. Unlimited Bonds,
5.00%, 4/15/43	1,250	1,328
Omaha Public Power District Electric Revenue Bonds, Series A,
5.00%, 2/1/41	6,000	6,548
		13,674
Nevada – 0.8%
Clark County School District G.O. Limited Bonds, Various Purpose-Medium Term Project,
3.00%, 6/15/26	1,265	1,265
Reno-Tahoe Airport Authority Revenue Bonds (AMT), Taho International Airport,
5.00%, 7/1/31	850	923
5.00%, 7/1/32	1,000	1,091
Washoe County School District G.O. Limited Bonds, Series C, School Improvement Bonds (AGM Insured),
3.25%, 10/1/42	6,500	5,511
		8,790
New Hampshire – 0.5%
New Hampshire State Health & Education Facilities Authority Revenue Refunding Bonds, Southern New Hampshire University Issue,
5.00%, 1/1/30	1,070	1,165
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
New Hampshire – 0.5%continued
5.00%, 1/1/32	$835	$932
5.00%, 1/1/33	1,245	1,399
New Hampshire State Municipal Bond Bank Revenue Bonds, Series B,
5.00%, 8/15/32	2,125	2,436
		5,932
New Jersey – 0.6%
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transformation Program Notes,
5.00%, 6/15/33	3,325	3,521
Passaic Valley Sewage Commissioners Revenue Refunding Bonds, Series J (AGM Insured),
3.00%, 12/1/27	2,870	2,888
		6,409
New Mexico – 0.4%
Albuquerque Bernalillo County Water Utility Authority Joint Water & Sewer Senior Lien Revenue Bonds,
4.00%, 7/1/31	1,300	1,359
New Mexico Finance Authority Subordinate Lien Public Project Revenue Bonds,
5.00%, 6/15/43	1,475	1,579
5.00%, 6/15/44	1,000	1,065
		4,003
New York – 12.3%
Metropolitan Transportation Authority Dedicated Tax Fund Sustainable Revenue Refunding Bonds, Series B-2,
5.00%, 11/15/47	9,200	9,612
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Climate Bond Certified,
5.00%, 11/15/32	2,065	2,324
New York City Housing Development Corp. MFH Sustainable Development Revenue Bonds,
2.75%, 11/1/33	2,870	2,695
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 184 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
New York – 12.3%continued
New York City Municipal Water Finance Authority & Sewer System Revenue Refunding Bonds, Fiscal 2025 Series DD,
5.50%, 6/15/39	$1,500	$1,742
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Series BB,
5.00%, 6/15/49	3,865	3,936
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series DD-2 Block 5,
5.00%, 6/15/40	5,000	5,145
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Series EE, Prerefunded,
5.00%, 12/15/25(4)	3,500	3,517
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,073
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries C-2,
5.00%, 5/1/36	1,575	1,643
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	2,000	2,065
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-1,
5.00%, 8/1/44	2,500	2,609
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	2,100	2,156
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series E,
5.00%, 11/1/46	3,815	3,994
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
New York – 12.3%continued
New York City Transitional Finance Authority Subordinate Revenue Refunding Bonds, Series H, Fiscal 2025,
5.00%, 11/1/43	$2,750	$2,936
New York City Transitional Financing Authority Future Tax Subordinate Revenue Refunding Bonds,
5.00%, 11/1/27	1,850	1,949
New York G.O. Unlimited Bonds, Series A-1,
5.00%, 8/1/47	5,000	5,111
New York G.O. Unlimited Bonds, Series D, Subseries D1,
5.00%, 12/1/39	10,000	10,398
New York G.O. Unlimited Bonds, Series E, Unrefunded Balance,
5.00%, 11/1/25	5	5
New York G.O. Unlimited Bonds, Series E-1,
5.25%, 3/1/35	2,750	2,889
5.00%, 3/1/37	3,700	3,841
New York G.O. Unlimited Bonds, Series H, Unrefunded Balance,
5.00%, 8/1/30	5	5
New York G.O. Unlimited Bonds, Subseries F-1,
5.00%, 4/1/45	5,000	5,091
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Building Financing Program (State Aid Withholding),
5.00%, 10/1/31	1,460	1,488
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series C,
5.00%, 10/1/31	665	710
5.00%, 10/8/32	575	612
New York State Dormitory Authority Sales TRB, Series A, Group C,
5.00%, 3/15/44	3,755	3,803
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.25%, 3/15/39	2,000	2,099
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  185 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
New York – 12.3%continued
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E,
3.25%, 3/15/36	$3,000	$2,885
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,006
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series M-2 (SonyMA, FHA Insured),
0.75%, 11/1/25	165	164
New York State Housing Finance Agency Affordable Housing Variable Sustainability Revenue Bonds, Series J (SonyMA Insured),
1.10%, 5/1/27(1) (2)	5,820	5,613
New York State Mortgage Agency Homeowner Mortgage Revenue Refunding Bonds, Series 220,
2.60%, 10/1/39	3,300	2,800
New York State Mortgage Agency Homeowner Revenue Bonds, Series 244, Social Bonds (SonyMA Insured),
2.75%, 4/1/35	3,150	2,833
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
2.05%, 4/1/33	3,000	2,574
New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project,
4.00%, 12/1/42	500	444
5.00%, 12/1/42	255	258
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/30	350	380
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
New York – 12.3%continued
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	$550	$604
New York State Transportation Development Corp. Special Facilities Sustainable Revenue Bonds (AMT), John F. Kennedy International Airport,
5.50%, 6/30/39	2,250	2,433
New York State Urban Development Corp. General Purpose Personal Income TRB,
5.00%, 3/15/37	5,000	5,200
5.00%, 3/15/40	2,500	2,573
Onondaga Civic Development Corp. Revenue Bonds, Syracuse University Project,
5.25%, 12/1/45	1,000	1,089
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	2,000	2,098
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 227 (AMT),
2.00%, 10/1/32	12,550	10,806
2.00%, 10/1/34	1,500	1,210
Troy Capital Resource Corp. Revenue Refunding Bonds, Rensselaer Polytechnic Institute,
5.00%, 9/1/38	1,300	1,353
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	2,506
		135,277
North Carolina – 0.5%
Charlotte-Mecklenburg Hospital Authority Health Care System Variable Revenue Bonds, Series B, Atrium Health,
1.95%, 11/1/29(1) (2)	4,500	4,222
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 186 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
North Carolina – 0.5%continued
North Carolina State Grant Anticipation Revenue Refunding GARVEE Bonds,
5.00%, 3/1/40	$1,250	$1,368
		5,590
Ohio – 1.9%
Akron Income Tax Revenue Refunding Bonds,
4.00%, 12/1/32	1,285	1,333
Franklin County Convention Facilities Authority Revenue Refunding Bonds,
5.00%, 12/1/34	10,600	12,146
Hamilton County Sewer System Revenue Refunding Bonds, Series A,
5.00%, 12/1/32	4,575	4,986
North Ridgeville City School District G.O. Unlimited Bonds,
5.00%, 12/1/39	600	626
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
5.00%, 12/1/29	100	107
4.00%, 12/1/35	300	300
Ohio State Higher Educational Facility Revenue Bonds, Denison University Project,
5.00%, 11/1/39	1,365	1,415
		20,913
Oklahoma – 0.6%
Oklahoma County Independent School District No. 12 G.O. Unlimited Bonds, Edmond School District,
4.00%, 3/1/27	3,925	4,006
Oklahoma State Capitol Improvement Authority State Facilities Revenue Refunding Bonds, Series B,
5.00%, 7/1/30	1,500	1,669
Oklahoma State Capitol Improvement Authority State Highways Capital Improvement Revenue Bonds, Department of Transportation,
5.00%, 7/1/45	1,000	1,058
		6,733
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Oregon – 0.4%
Clackamas Community College District G.O. Unlimited Bonds, Series B,
5.00%, 6/15/36	$1,600	$1,639
Lane County Eugene School District No.4J G.O. Unlimited Bonds, (School Board Guaranty Program),
4.00%, 6/15/35	475	484
Metropolitan Dedicated TRB, Oregon Convention Center Hotel,
5.00%, 6/15/42	2,065	2,085
		4,208
Pennsylvania – 1.7%
Pennsylvania State G.O. Unlimited Bonds, First Series of 2020,
5.00%, 5/1/26	1,450	1,471
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/37	5,000	5,124
Pennsylvania State Housing Finance Agency SFM Revenue Bonds, Series 137, Social Bonds,
2.20%, 10/1/33	2,420	2,112
Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds, Series 136, Social Bonds,
5.00%, 4/1/31	1,845	2,014
Pennsylvania State Turnpike Commission Revenue Bonds, Series A-2,
5.00%, 12/1/37	5,000	5,207
Philadelphia Gas Works Revenue Refunding Bonds, 1998 General Ordinance,
5.00%, 8/1/32	2,485	2,823
		18,751
Rhode Island – 0.1%
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds, Series 77-A, Social Bonds,
3.80%, 4/1/33	1,535	1,574
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  187 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
South Carolina – 1.2%
Charleston Educational Excellence Financing Corp. Revenue Refunding Bonds, Charleston County School District Project,
5.00%, 12/1/26	$1,125	$1,156
Patriots Energy Group Financing Agency Gas Supply Variable Revenue Refunding Bonds, Series B-1,
5.25%, 3/1/31(1) (2)	10,000	10,914
SCAGO Educational Facilities Corp. Cherokee School District No. 1 Revenue Refunding Bonds,
5.00%, 12/1/25	500	501
		12,571
South Dakota – 0.2%
South Dakota State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Sanford Series C-2,
5.00%, 11/1/32(1) (2)	2,355	2,593
Tennessee – 1.1%
Knox County G.O. Unlimited Bonds,
4.00%, 6/1/28	1,000	1,000
Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Bonds, The Vanderbilt University,
5.00%, 10/1/49	1,000	1,051
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 9/1/28(1) (2)	10,000	10,246
		12,297
Texas – 5.1%
Austin Certificates of Obligation G.O. Limited Bonds,
9/1/39(5)	4,000	4,462
Clifton Higher Education Finance Corp. Revenue Bonds, Series A, Idea Public Schools,
4.00%, 8/15/37	780	773
Dallas & Fort Worth International Airport Revenue Bonds, Series A-1 (AMT),
11/1/39(5)	2,000	2,178
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Texas – 5.1%continued
Dallas County Community College District G.O. Limited Bonds,
5.00%, 2/15/36	$1,000	$1,004
El Paso Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
4.00%, 8/15/39	2,630	2,642
Forney Independent School District G.O. Unlimited Refunding CABS, Series C,
0.00%, 8/15/39(6)	1,000	543
Harris County Cultural Education Facilities Finance Corp. Medical Facilities Variable Revenue Bonds, Baylor College of Medicine,
5.00%, 5/15/32(1) (2)	2,000	2,178
Houston Utility System Subordinate First Lien Revenue Refunding Bonds,
5.00%, 11/15/28	2,500	2,567
Lower Colorado River Authority Junior Lien Revenue Bonds, Seventh Supplemental Series, Escrowed to Maturity (AGM Insured),
4.75%, 1/1/28	155	159
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/26	4,860	4,888
5.00%, 1/1/38	3,000	3,090
5.00%, 1/1/39	5,000	5,135
Northside Texas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 2/15/30	1,640	1,736
Pasadena Independent School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 2/15/27	1,250	1,293
San Antonio Certificates of Obligation G.O. Limited Bonds,
5.00%, 8/1/30	2,820	2,939
San Antonio Electric & Gas Junior Lien Revenue Refunding Bonds,
5.00%, 2/1/35	1,640	1,751
San Antonio Water System Junior Lien Revenue Refunding Bonds, Series C,
5.00%, 5/15/35	3,500	3,570
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 188 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Texas – 5.1%continued
Sherman Certificates of Obligation G.O. Limited Bonds,
5.00%, 8/15/48	$4,000	$4,124
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue Bonds, Methodist Hospitals of Dallas,
5.00%, 10/1/31	1,000	1,128
Texas State A&M University Revenue Refunding Bonds, Series C,
4.00%, 5/15/31	1,655	1,668
Texas State G.O. Unlimited Refunding Bonds,
5.00%, 10/1/27	3,270	3,435
Texas State G.O. Unlimited Refunding Bonds, Series B,
2.00%, 8/1/35	1,000	845
Texas Water Development Board Revenue Bonds, Master Trust ,
10/15/35(5)	2,000	2,322
Wylie Independent School District G.O. Unlimited Bonds, Series B, Collin County (PSF, Gtd.),
3.25%, 8/15/41(2)	1,750	1,694
		56,124
Utah – 1.4%
Downtown Revitalization Public Infrastructure District First Lien Sales Revenue Bonds, Seg Redevelopment Project (AG Insured),
5.00%, 6/1/35	1,600	1,826
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/32	1,250	1,366
5.00%, 7/1/36	5,000	5,310
5.00%, 7/1/42	2,000	2,007
5.00%, 7/1/46	5,000	5,057
		15,566
Virginia – 0.9%
Albemarle County EDA Residential Care Facility Revenue Refunding Bonds, Westminster-Canterbury of the Blue Ridge,
4.00%, 6/1/49	1,905	1,658
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Virginia – 0.9%continued
Roanoke EDA Hospital Variable Revenue Refunding Bonds, Carilion Clinic Obligated Group,
5.00%, 7/1/30(1) (2)	$4,425	$4,801
Virginia State HDA Revenue Bonds, Series D,
1.60%, 5/1/31	880	774
Virginia State HDA Revenue Bonds, Series K Non-AMT (GNMA, FNMA, FHLMC Insured),
1.95%, 12/1/32	1,440	1,298
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River,
3.00%, 1/1/41	1,810	1,443
		9,974
Washington – 4.7%
Grant County G.O. Limited Bonds (BAM Insured),
5.25%, 12/1/45	1,280	1,369
King County G.O. Limited Refunding Bonds, Series E,
5.00%, 12/1/27	1,200	1,204
King County School District No. 401 Highline G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/30	10,000	10,257
Pierce County School District No. 403 Bethel G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/36	1,750	1,853
Port of Seattle Intermediate Lien Revenue Refunding Bonds (AMT),
5.00%, 8/1/42	2,500	2,577
Seattle Solid Waste Revenue Refunding & Improvement Bonds,
4.00%, 6/1/31	1,865	1,879
Washington State COPS, Series A,
5.00%, 7/1/26	1,000	1,018
Washington State G.O. Unlimited Bonds, Series B,
5.00%, 8/1/36	2,500	2,535
Washington State G.O. Unlimited Bonds, Series C,
5.00%, 2/1/32	5,000	5,248
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  189 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Washington – 4.7%continued
Washington State G.O. Unlimited Refunding Bonds, Series R-2017A,
5.00%, 8/1/29	$2,895	$2,955
Washington State G.O. Unlimited Refunding Bonds, Series R-2018C,
5.00%, 8/1/33	4,000	4,143
Washington State G.O. Unlimited Refunding Bonds, Series R-2022C, Bid Group 2,
4.00%, 7/1/27	2,500	2,568
Washington State G.O. Unlimited Refunding Bonds, Series R-2023B,
5.00%, 7/1/26	3,000	3,055
Washington State Health Care Facilities Authority Revenue Bonds, Providence St. Joseph Health,
10/1/35(5)	6,000	6,730
Washington State Motor Vehicle Fuel Tax G.O. Unlimited Bonds, Series D,
5.00%, 2/1/31	1,930	2,034
Whatcom County Public Utility District No. 1 G.O. Limited Bonds, Series A (AMT) (BAM Insured),
5.50%, 12/1/41	700	751
5.50%, 12/1/42	1,000	1,064
		51,240
West Virginia – 0.2%
West Virginia State Hospital Finance Authority Variable Revenue Bonds, United Health System Obligated Group,
5.00%, 6/1/33(1) (2)	1,850	2,020
Wisconsin – 2.4%
Central Brown County Water Authority Water System Revenue Refunding Bonds, Series A,
5.00%, 11/1/31	3,425	3,836
PFA Hospital Taxable Revenue Bonds, Series 2021A, UNC Health Southeastern,
2.35%, 2/1/29	2,000	1,698
Union Grove Union High School District G.O. Unlimited Refunding Promissory Notes,
4.00%, 3/1/41	1,565	1,558
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.8%continued
Wisconsin – 2.4%continued
Wisconsin State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/32	$2,500	$2,814
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2025-2,
5.00%, 5/1/38	2,000	2,260
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group,
4.00%, 11/15/36	3,000	2,987
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Hospital Sisters Credit Group,
5.00%, 8/15/30	1,500	1,649
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Marquette University,
5.00%, 10/1/28	670	684
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
5.00%, 4/1/36	3,875	4,039
4.00%, 4/1/39	4,250	4,223
Wisconsin State Housing & EDA Home Ownership Revenue Refunding Bonds, Series A,
3.00%, 3/1/39	165	147
		25,895
Wyoming – 0.0%
Laramie County Hospital Revenue Refunding Bonds, Cheyenne Regional Medical Center,
4.00%, 5/1/36	200	201
Total Municipal Bonds
(Cost $1,091,209)		1,061,247

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 190 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 2.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(7) (8)	25,342,192	$25,342
Total Investment Companies
(Cost $25,342)		25,342

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.3%
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds (FNMA Insured),
2.95%, 2/1/26(1) (2)	$4,000	$3,993
New York State Housing Finance Agency Affordable Housing Variable Climate Bond Certified Revenue Bonds (SonyMA Insured),
0.65%, 11/1/25(1) (2)	625	623
PEFA, Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(1) (2)	1,000	1,018
Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp. Project,
2.20%, 7/1/26(1) (2)	1,000	995
Tennessee State Energy Acquisition Corp. Gas Revenue Bonds,
4.00%, 11/1/25(1) (2)	2,500	2,503
Texas State Transportation Commission Mobility Variable G.O. Unlimited Bonds,
0.65%, 4/1/26(1) (2)	5,000	4,927
Total Short-Term Investments
(Cost $14,148)		14,059

Total Investments – 101.0%
(Cost $1,137,549)		1,107,076
Liabilities less Other Assets – (1.0%)		(11,050)
NET ASSETS – 100.0%		$1,096,026

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of September
30, 2025 is disclosed.

(3)	Step coupon bond. Rate as of September 30, 2025 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	When-Issued Security. Coupon rate is not in effect at September 30, 2025.
(6)	Zero coupon bond.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of September 30, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GARVEE - Grant Anticipation Revenue Vehicle

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Development Authority

IDA - Industrial Development Authority

MFH - Multi-Family Housing

NATL - National Public Finance Guarantee Corporation

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

SonyMA - State of New York Mortgage Agency
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  191 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

INTERMEDIATE TAX-EXEMPT FUND continued	September 30, 2025 (UNAUDITED)

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Corporate Bonds(1)	$—	$6,428	$—	$6,428
Municipal Bonds(1)	—	1,061,247	—	1,061,247
Investment Companies	25,342	—	—	25,342
Short-Term Investments	—	14,059	—	14,059
Total Investments	$25,342	$1,081,734	$—	$1,107,076

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 192 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND	September 30, 2025 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 96.6%
Alabama – 6.6%
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, Series D1,
4.00%, 6/1/27(1) (2)	$440	$448
Black Belt Energy Gas District Revenue Bonds, Gas Project No.7-S,
4.00%, 12/1/26(1) (2)	2,500	2,530
Black Belt Energy Gas District Revenue Bonds, Series C-1,
5.25%, 6/1/29(1) (2)	3,000	3,204
Black Belt Energy Gas District Revenue Bonds, Series E, Gas Project,
5.00%, 6/1/28(1) (2)	8,000	8,405
Energy Southeast, A Cooperative District Energy Supply Revenue Bonds, Series B,
5.25%, 6/1/32(1) (2)	2,500	2,739
Limestone County Water & Sewer Authority Water Revenue Refunding Bonds (BAM Insured), Prerefunded,
5.00%, 12/1/26(3)	3,000	3,087
Southeast Energy Authority Cooperative District Energy Supply Revenue Bonds, Series C,
5.00%, 2/1/31(1) (2)	1,500	1,620
		22,033
Alaska – 0.9%
Alaska State Railroad Corp. Cruise Port Revenue Bonds (AMT) (AG Insured),
5.50%, 10/1/32	200	224
5.50%, 10/1/33	460	518
Anchorage Port Revenue Bonds, Series A (AMT),
5.50%, 2/1/31	1,900	2,123
		2,865
Arizona – 2.7%
Chandler IDA IDR Bonds, Series 1 (AMT), Intel Corp. Project,
5.00%, 9/1/27(1) (2)	2,575	2,618
Maricopa County IDA Variable Revenue Bonds, Series A-2, Banner Health,
5.00%, 5/15/28(1) (2)	2,400	2,517
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Arizona – 2.7%continued
Phoenix Civic Improvement Corp. Airport Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 7/1/31	$1,095	$1,207
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/33	2,700	2,834
		9,176
California – 5.6%
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 2/1/27	1,125	1,138
4.00%, 8/1/31(1) (2)	3,150	3,229
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 8/1/31	500	550
California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds,
5.00%, 10/1/26	630	639
5.00%, 10/1/27	675	695
5.00%, 10/1/28	475	495
5.00%, 10/1/29	650	686
California State Health Facilities Financing Authority Variable Revenue Bonds, Providence St. Joseph Health,
5.00%, 10/1/32(1) (2)	1,000	1,114
California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds, Series A (AMT), Waste Management, Inc.,
3.45%, 10/2/28(1) (2)	1,000	991
Local Public Schools Funding Authority School Facilities Improvement District No. 2016-1 G.O. Unlimited Bonds, Series B (AGM Insured),
3.00%, 8/1/26	805	807
4.00%, 8/1/28	935	976
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  193 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
California – 5.6%continued
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds (AMT),
5.00%, 5/15/33	$1,670	$1,874
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds (AMT), Private Activity,
5.00%, 5/15/32	615	673
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series A,
5.00%, 7/1/28	1,430	1,438
Los Angeles Unified School District G.O. Unlimited Refunding Bonds, Series A,
5.00%, 7/1/33	1,000	1,184
San Francisco City & County Commission International Airport Revenue Bonds, Second Series A (AMT),
5.00%, 5/1/30	2,000	2,177
		18,666
Colorado – 4.1%
Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.50%, 12/1/43	3,825	4,014
Colorado Springs Utilities Revenue Refunding Bonds, Series A,
5.00%, 11/15/40	200	201
Colorado State Board of Governors University Enterprise System Revenue Refunding Bonds, Prerefunded,
5.00%, 3/1/27(3)	1,000	1,036
Colorado State Health Facilities Authority Variable Revenue Bonds, AdventHealth Obligated Group,
5.00%, 11/15/29(1) (2)	3,660	3,977
Colorado State Health Facilities Authority Variable Revenue Refunding Bonds, AdventHealth Obligated Group, Prerefunded,
5.00%, 11/19/26(2) (3)	95	97
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Colorado – 4.1%continued
Colorado State Health Facilities Authority Variable Revenue Refunding Bonds, AdventHealth Obligated Group, Unrefunded Balance,
5.00%, 11/19/26(1) (2)	$905	$927
Denver City & Country Airport Revenue Refunding Bonds, Series D (AMT),
5.25%, 11/15/27	1,750	1,839
Denver City & County Airport Revenue Refunding Bonds, Series C,
5.00%, 11/15/29	1,500	1,651
		13,742
Connecticut – 0.3%
Connecticut State G.O. Unlimited Bonds, Series C,
4.00%, 6/1/27	1,000	1,025
District of Columbia – 1.3%
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/32	3,150	3,404
5.00%, 10/1/34	1,000	1,119
		4,523
Florida – 5.1%
Broward County Airport System Revenue Bonds, Series A (AMT),
5.00%, 10/1/32	1,315	1,394
Capital Trust Authority Health Care Facilities Revenue Refunding Bonds, Series A, UF Health Projects,
5.00%, 12/1/32	1,000	1,110
Collier County IDA Revenue Bonds, NCH Healthcare System Projects,
5.00%, 10/1/31(1) (2)	2,000	2,190
Duval County School Board COPS, Series A (AGM Insured),
5.00%, 7/1/26	1,750	1,782
Florida State Board of Education Public Education Capital Outlay G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/26	1,950	1,982
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 194 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Florida – 5.1%continued
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds (AMT),
5.00%, 10/1/32	$700	$779
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	3,000	3,126
Pasco Country School District Sales TRB,
5.00%, 10/1/32	2,500	2,842
Saint Johns County School Board COPS, Series A (AGM Insured),
5.00%, 7/1/31	1,270	1,428
Tallahassee Consolidated Utility Revenue Refunding Bonds, Series A,
5.00%, 10/1/32	535	613
		17,246
Georgia – 3.5%
Atlanta G.O. Unlimited Bonds, Series A-1, Social Bonds,
5.00%, 12/1/26	1,000	1,031
Atlanta G.O. Unlimited Bonds, Series A-2,
5.00%, 12/1/26	1,050	1,083
Douglas County School District G.O. Unlimited Bonds (State Aid Withholding),
4/1/33(4)	825	951
Franklin County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 3/1/27	1,750	1,815
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/27(1) (2)	1,535	1,567
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series C,
5.00%, 12/1/31(1) (2)	2,715	2,942
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E,
5.00%, 12/1/32(1) (2)	1,000	1,093
Private Colleges & Universities Authority Exchangeable Revenue Bonds, Series B, Emory University,
5.00%, 9/1/33	975	1,119
		11,601
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Hawaii – 0.2%
Honolulu City & County G.O. Unlimited Refunding Bonds, Series F,
5.00%, 7/1/26	$725	$738
Illinois – 3.6%
Chicago G.O. Unlimited Bonds, Series B,
5.00%, 1/1/33	1,000	1,066
Chicago Midway Airport Senior Revenue Refunding Bonds, Series C (AMT),
5.00%, 1/1/27	2,000	2,047
Chicago Waterworks Second Lien Revenue Refunding Bonds, Series A,
5.00%, 11/1/27	3,640	3,807
Illinois State Finance Authority Revenue Bonds, The Chicago School,
5.00%, 4/1/26	300	303
Illinois State Finance Authority Variable Revenue Refunding Bonds, Silver Cross Hospital,
5.00%, 8/15/30(1) (2)	1,000	1,079
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/27	1,500	1,554
Illinois State G.O. Unlimited Refunding Bonds,
5.00%, 2/1/27	2,100	2,164
		12,020
Indiana – 3.2%
Greater Clark County School Building Corp. Revenue Refunding Bonds, Series A (State Intercept Program),
5.00%, 7/15/32	1,100	1,245
Hamilton Heights School Building Corp. Revenue Bonds (State Intercept Program),
5.00%, 1/15/26	585	589
Indianapolis Local Public Improvement Bank Revenue Refunding Bonds, Series B,
5.00%, 2/1/32	1,040	1,169
MSD of Washington Township School Building Corp. Revenue Bonds (State Intercept Program),
5.00%, 7/15/35	1,090	1,159
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  195 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Indiana – 3.2%continued
MSD of Washington Township School Building Corp. Revenue Bonds, 2016 Refferendum Projects (State Intercept Program),
5.00%, 1/15/27	$1,100	$1,134
5.00%, 7/15/27	1,075	1,122
MSD of Washington Township School Building Corp. Revenue Bonds, 2020 Refferendum Projects (State Intercept Program),
5.00%, 1/15/26	2,040	2,053
5.00%, 7/15/27	2,195	2,293
		10,764
Iowa – 1.6%
Le Mars Community School District G.O. Unlimited Bonds (AG Insured),
5.00%, 6/1/33	1,000	1,116
Polk County G.O. Unlimited Capital Loan Notes, Series A (AMT),
5.00%, 6/1/31	2,280	2,505
Waterloo G.O. Unlimited Bonds, Series D,
4.50%, 6/1/27	1,700	1,720
		5,341
Kansas – 0.4%
Wichita G.O. Unlimited Bonds, Series 811,
3.00%, 6/1/27	1,185	1,185
Kentucky – 0.5%
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A,
5.25%, 12/1/29(1) (2)	1,500	1,609
Louisiana – 0.5%
Louisiana Public Facilities Authority Revenue Refunding Bonds, Tulane University, Escrowed to Maturity,
5.00%, 4/1/26	270	273
Louisiana State Local Government Environmental Facilities & Community Development Authority Insurance Revenue Bonds, Louisiana Insurance Guaranty Association,
5.00%, 8/15/26	1,500	1,530
		1,803
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Maine – 0.8%
Maine State Governmental Facilities Authority Revenue Bonds, Series A,
4.00%, 10/1/33	$2,640	$2,703
Maryland – 0.9%
Montgomery County G.O. Unlimited Refunding Bonds, Series D,
4.00%, 11/1/29	2,925	3,011
Massachusetts – 3.2%
Massachusetts State Development Finance Agency Revenue Bonds, Lasell Village, Inc.,
5.00%, 7/1/29	1,000	1,060
Massachusetts State Development Finance Agency Variable Revenue Bonds, Brown Health University Obligated Group,
5.00%, 8/15/31(1) (2)	1,000	1,092
Massachusetts State G.O. Limited Bonds, Series C,
5.00%, 5/1/30	595	664
Massachusetts State G.O. Limited Refunding Bonds, Series B,
5.00%, 7/1/26	1,040	1,060
Massachusetts Water Resources Authority General Revenue Refunding Bonds, Series C, Green Bonds, Prerefunded,
5.00%, 8/1/26(3)	2,340	2,391
5.00%, 8/1/26(3)	1,000	1,022
University of Massachusetts Building Authority Revenue Refunding Bonds, Series 2,
5.00%, 11/1/29	3,370	3,376
		10,665
Michigan – 1.3%
Michigan State Finance Authority Revenue Refunding Bonds, Henry Ford Health System,
5.00%, 11/15/29	3,840	3,934
Michigan State HDA Rental Housing Revenue Bonds, Series A,
3.38%, 10/1/26	465	467
		4,401
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 196 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Minnesota – 0.9%
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(1) (2)	$2,000	$2,047
Minnesota State G.O. Unlimited Bonds, Series A,
5.00%, 8/1/27	1,020	1,068
		3,115
Missouri – 0.6%
Saint Joseph School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 3/1/31	2,000	2,155
Montana – 0.5%
Montana State Facility Finance Authority Variable Revenue Bonds, Benefis Health System Obligated Group,
5.00%, 2/15/30(1) (2)	1,390	1,512
Nebraska – 0.7%
McCook Revenue BANS,
4.50%, 9/1/27	1,000	1,015
Omaha Airport Authority Airport Facilities Revenue Bonds (AMT) (AGC Insured),
5.00%, 12/15/31	1,275	1,411
		2,426
Nevada – 1.2%
Clark County School District G.O. Limited Bonds, Series A (AGM Insured),
5.00%, 6/15/27	1,000	1,044
Clark County School District G.O. Limited Bonds, Series B (AGM Insured),
4.00%, 6/15/32	3,000	3,111
		4,155
New Hampshire – 0.3%
New Hampshire State Health & Education Facilities Authority Revenue Refunding Bonds, Southern New Hampshire University Issue,
5.00%, 1/1/34	1,000	1,129
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
New Jersey – 2.1%
Clifton Board of Education G.O. Unlimited Bonds (AGM School Board Resource Fund Insured),
2.00%, 8/15/26	$1,200	$1,184
New Jersey State EDA Revenue School Facilities Construction Revenue Refunding Bonds, Series GGG,
5.25%, 9/1/26	3,000	3,071
New Jersey State G.O. Unlimited Bonds, Covid-19 Go Emergency Bonds,
5.00%, 6/1/27	2,750	2,861
		7,116
New York – 8.2%
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Climate Bond Certified,
5.00%, 11/15/32	1,500	1,688
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries F-1,
5.00%, 5/1/31	1,000	1,038
New York City Transitional Finance Authority Future Tax Secured Revenue Refunding Bonds,
5.00%, 11/1/27	1,000	1,054
New York G.O. Unlimited Bonds, Series J-10, Fiscal 2008,
5.00%, 8/1/26	605	617
New York G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/27	1,795	1,880
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series A, Pace University,
5.25%, 5/1/31	400	436
5.25%, 5/1/32	600	658
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series E,
5.00%, 3/15/32	5,000	5,004
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series M-2 (SonyMA, FHA Insured),
0.75%, 11/1/25	215	214
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  197 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
New York – 8.2%continued
New York State Housing Finance Agency Affordable Housing Sustainability Variable Revenue Bonds, Series B (SonyMA Insured, HUD Sector 8 Program),
3.60%, 5/1/27(1) (2)	$1,500	$1,500
New York State Housing Finance Agency Affordable Housing Variable Revenue Bonds, Series F, Sustainability Bonds (SonyMA, FHA Insured),
3.85%, 5/1/27(1) (2)	4,000	4,002
New York State Liberty Development Corp. Revenue Refunding Bonds, Four World Trade, Green Bonds,
1.20%, 11/15/28	2,000	1,837
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/32	1,500	1,564
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 249 (AMT),
5.00%, 10/15/26	2,850	2,910
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, MTA Bridges & Tunnels, Green Bonds,
5.00%, 11/15/27	1,700	1,796
Utility Debt Securitization Authority Revenue Refunding Restructuring Bonds, Series A,
5.00%, 12/15/27	1,450	1,457
		27,655
North Carolina – 0.1%
Charlotte Water & Sewer System Revenue Bonds,
5.00%, 7/1/30	225	252
North Dakota – 0.3%
Fargo Annual Appropriation Revenue Bonds, Series G,
5.00%, 12/1/32	1,010	1,141
Ohio – 4.5%
Akron Income Tax Revenue Refunding Bonds,
4.00%, 12/1/26	1,120	1,137
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Ohio – 4.5%continued
Columbus Regional Airport Authority Revenue Refunding Bonds, John Glenn Columbus International (AMT),
5.00%, 1/1/33	$1,000	$1,097
North Ridgeville City School District G.O. Unlimited Bonds,
5.00%, 12/1/33	870	933
Ohio State Air Quality Development Authority Revenue Bonds, American Electric Power Company Project,
3.20%, 5/1/26	1,075	1,073
Ohio State G.O. Unlimited Refunding Bonds, Series A, Conservation Project,
5.00%, 3/1/32	1,500	1,717
Ohio State Highway Capital Improvements G.O. Unlimited Bonds, Series S,
5.00%, 5/1/28	5,085	5,159
Ohio State Turnpike Commission Subordinate Revenue Bonds,
5.00%, 2/15/32	3,860	4,042
		15,158
Oklahoma – 5.3%
Oklahoma County Independent School District No. 12 G.O. Unlimited Bonds, Edmond School District,
4.00%, 3/1/27	4,175	4,262
Oklahoma County Independent School District No. 89 G.O. Unlimited Bonds, Series A,
4.00%, 7/1/27	4,275	4,383
Oklahoma State Capitol Improvement Authority Facilities Revenue Refunding Bonds, Series A,
5.00%, 7/1/27	3,985	4,159
Tulsa G.O. Unlimited Bonds, Series C,
3.00%, 10/1/28	4,865	4,877
		17,681
Oregon – 1.6%
Multnomah County G.O. Limited Bonds,
5.00%, 6/1/28	1,000	1,040
Portland G.O. Limited Bonds, Series A, Transportation Projects,
5.00%, 10/1/27	1,730	1,820
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 198 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Oregon – 1.6%continued
Washington County School District No. 48J Beaverton G.O. Unlimited Convertible CABS (School Board Guaranty Program),
5.00%, 6/15/35	$2,500	$2,566
		5,426
Pennsylvania – 3.9%
Delaware Valley Regional Financial Authority Revenue Bonds, Series A,
2.00%, 10/1/29	2,275	2,145
Delaware Valley Regional Financial Authority Revenue Bonds, Series A (AMBAC Insured),
5.50%, 8/1/28	2,505	2,699
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series B,
5.00%, 12/1/25	425	427
5.00%, 12/1/26	275	283
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Subseries B-2,
5.00%, 6/1/32	1,875	1,941
Pennsylvania State Turnpike Commission Subordinate Revenue Refunding Bonds, Series 2017-3,
5.00%, 12/1/30	860	902
Philadelphia G.O. Unlimited Refunding Bonds,
5.00%, 8/1/26	3,535	3,606
Philadelphia Redevelopment Authority Revenue Refunding Bonds, Series A,
5.00%, 4/15/31	1,000	1,118
		13,121
South Carolina – 1.1%
Scago Educational Facilities Corp. For Pickens School District Revenue Refunding Bonds,
5.00%, 12/1/31	1,500	1,695
South Carolina State Jobs EDA Hospital Facilities Variable Revenue Refunding Bonds, Bon Secours Mercy Health, Inc.,
5.00%, 11/1/32(1) (2)	1,000	1,111
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
South Carolina – 1.1%continued
South Carolina State Jobs-EDA Educational Facilities Revenue Refunding Bonds,
5.00%, 10/1/26	$1,000	$1,023
		3,829
Texas – 13.8%
Austin Water & Wastewater System Revenue Refunding Bonds,
5.00%, 11/15/26	1,000	1,027
Bexar County Certificates of Obligation G.O. Limited Bonds,
5.00%, 6/15/30	1,000	1,109
5.00%, 6/15/31	1,250	1,404
Bexar County Certificates of Obligation G.O. Limited Bonds, Series B,
5.00%, 6/15/26	1,125	1,145
Dallas Area Rapid Transit Senior Lien Sales Tax Revenue Refunding Bonds,
5.00%, 12/1/32	3,395	3,690
Grand Prairie Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
4.00%, 2/15/33	5,420	5,423
Harlingen Consolidated Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/26	1,105	1,128
Harris County Cultural Education Facilities Finance Corp. Medical Facilities Variable Revenue Bonds, Baylor College of Medicine,
5.00%, 5/15/32(1) (2)	1,000	1,089
Harris County Toll Road First Lien Revenue Refunding Bonds, Series A,
5.00%, 8/15/31	1,635	1,845
Houston G.O. Limited Bonds, Series A,
5.00%, 3/1/31	2,200	2,467
Klein Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/1/32	1,575	1,735
Laredo Public Property Finance Contractual Obligation G.O. Limited Bonds,
5.00%, 2/15/27	800	826
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  199 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Texas – 13.8%continued
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/31	$595	$666
Pecos Barstow Toyah Independent School District G.O. Unlimited Bonds, Escrowed to Maturity (PSF, Gtd.),
5.00%, 2/15/27	1,000	1,034
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
1.13%, 12/1/26(1) (2)	3,500	3,408
2.00%, 12/1/27(1) (2)	3,150	3,054
Tarrant Regional Water District Transmission Facility Contract Revenue Bonds, Series A, City of Dallas Project,
4.00%, 9/1/31	1,370	1,442
Texas State G.O. Unlimited Refunding Bonds, Series B,
4.00%, 8/1/27	2,135	2,137
Texas State G.O. Unlimited Refunding Bonds, Transportation Commission Mobility Fund,
5.00%, 10/1/29	5,000	4,984
Texas State Municipal Gas Acquisition & Supply Corp. III Gas Supply Revenue Refunding Bonds,
5.00%, 12/15/26	1,400	1,429
Texas State PFA G.O. Unlimited Refunding Bonds,
5.00%, 10/1/26	2,110	2,165
Texas State Water Development Board Revolving Fund Revenue Bonds,
5.00%, 8/1/30	1,000	1,115
Trinity River Authority Regional Wastewater System Revenue Refunding Bonds,
5.00%, 8/1/32	1,000	1,039
University of North Texas Revenue Refunding Bonds, Series A,
5.00%, 4/15/32	1,000	1,096
		46,457
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Utah – 2.2%
Davis County School District G.O. Unlimited Refunding Bonds, Utah School Bond Guaranty (School Board Guaranty Program),
3.00%, 6/1/28	$4,095	$4,052
Murray City School District G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 2/1/28	1,685	1,784
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/32	1,500	1,639
		7,475
Virginia – 0.1%
Virginia State College Building Authority Educational Facilities Revenue Refunding Bonds, 21st Century College & Equipment Programs, Series B,
4.00%, 2/1/29	275	276
Washington – 2.4%
Benton County School District No. 17 Kennewick G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	1,000	1,002
Central Puget Sound Regional Transit Authority Sales & Use Tax Improvement Revenue Refunding Bonds, Series S-1, Green Bonds, Prerefunded,
5.00%, 11/1/25(3)	1,000	1,002
Pierce County School District No. 320 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
4.00%, 12/1/28	650	650
Washington State G.O. Unlimited Bonds, Series 2017-A,
5.00%, 8/1/29	2,400	2,449
Washington State G.O. Unlimited Refunding Bonds, Series R-2023B,
5.00%, 7/1/26	2,000	2,037
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 200 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 96.6%continued
Washington – 2.4%continued
Whatcom County Public Utility District No. 1 G.O. Limited Bonds, Series A (AMT) (BAM Insured),
5.00%, 12/1/27	$450	$468
5.00%, 12/1/28	450	475
		8,083
Wisconsin – 0.5%
Waushara County G.O. Unlimited Bonds, Series B,
5.50%, 6/1/31	450	514
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Hospital Sisters Credit Group,
5.00%, 8/15/30	1,000	1,099
		1,613
Total Municipal Bonds
(Cost $325,360)		324,892

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(5) (6)	2,984,225	$2,984
Total Investment Companies
(Cost $2,984)		2,984

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.6%
Colorado State Health Facilities Authority Hospital Revenue Bonds, Adventist Health System/Sunbelt,
5.00%, 11/20/25(1) (2)	$3,000	$3,009
Los Angeles County Development Authority MFH Variable Revenue Bonds, West Los Angeles VA Campus (HUD Sector 8 Program),
3.38%, 7/1/26(1) (2)	1,000	1,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.6%continued
Missouri State Health & Educational Facilities Authority Health Variable Revenue Refunding Bonds, Series B, BJC Health System,
4.00%, 5/1/26(1) (2)	$1,500	$1,511
Total Short-Term Investments
(Cost $5,523)		5,520

Total Investments – 99.1%
(Cost $333,867)		333,396
Other Assets less Liabilities – 0.9%		2,910
NET ASSETS – 100.0%		$336,306

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of September
30, 2025 is disclosed.

(3)	Maturity date represents the prerefunded date.
(4)	When-Issued Security. Coupon rate is not in effect at September 30, 2025.
(5)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(6)	7-day current yield as of September 30, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

CABS - Capital Appreciation Bonds

COPS - Certificates of Participation

EDA - Economic Development Authority

FHA - Federal Housing Administration

G.O. - General Obligation

Gtd. - Guaranteed

HDA - Housing Development Authority

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  201 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

LIMITED TERM TAX-EXEMPT FUND continued	September 30, 2025 (UNAUDITED)
HUD - Housing and Urban Development

IDA - Industrial Development Authority

IDR - Industrial Development Revenue

MFH - Multi-Family Housing

PFA - Public Finance Authority

PSF - Permanent School Fund

SonyMA - State of New York Mortgage Agency

TRB - Tax Revenue Bonds

VA - Veterans Affairs
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds(1)	$—	$324,892	$—	$324,892
Investment Companies	2,984	—	—	2,984
Short-Term Investments	—	5,520	—	5,520
Total Investments	$2,984	$330,412	$—	$333,396

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 202 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

LIMITED TERM U.S. GOVERNMENT FUND	September 30, 2025 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 3.3% (1)
Fannie Mae – 0.4%
Pool #555649,
7.50%, 10/1/32	$5	$5
Pool #BH9277,
3.50%, 2/1/48	101	94
		99
Freddie Mac – 1.0%
Pool #RA8880,
5.50%, 4/1/53	77	79
Pool #SD1360,
5.50%, 7/1/52	88	89
Pool #SD2665,
6.00%, 4/1/53	74	76
Pool #ZS7735,
2.00%, 1/1/32	2	2
		246
Freddie Mac Gold – 0.4%
Pool #D99701,
3.00%, 11/1/32	103	100
Government National Mortgage Association – 0.3%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	73	69
Sovereign Agencies – 1.2%
Resolution Funding Corp. Interest Strip,
3.89%, 10/15/28(2)	357	319
Total U.S. Government Agencies
(Cost $846)		833

U.S. GOVERNMENT OBLIGATIONS – 95.8%
U.S. Treasury Bonds – 0.0%
6.00%, 2/15/26	10	10
U.S. Treasury Inflation Indexed Notes – 1.5%
0.13%, 4/15/26	153	188
0.13%, 4/15/27	166	187
		375
U.S. Treasury Notes – 94.3%
4.63%, 10/15/26	100	101
4.13%, 10/31/26	100	100
4.63%, 11/15/26	700	707
4.38%, 12/15/26	200	202
4.25%, 12/31/26	800	805
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 95.8%continued
U.S. Treasury Notes – 94.3%continued
4.13%, 2/15/27	$250	$251
4.13%, 2/28/27	300	302
4.25%, 3/15/27	250	252
3.88%, 3/31/27	1,450	1,454
4.50%, 4/15/27	300	304
3.75%, 4/30/27	375	375
3.88%, 5/31/27	450	452
4.63%, 6/15/27	250	254
3.75%, 6/30/27	250	250
3.88%, 7/31/27	875	879
3.63%, 8/31/27	225	225
3.50%, 9/30/27	100	100
3.88%, 11/30/27	904	909
4.00%, 2/29/28	1,675	1,690
3.88%, 3/15/28	1,000	1,006
3.63%, 3/31/28	850	850
3.75%, 4/15/28	335	336
3.75%, 5/15/28	125	125
3.63%, 5/31/28	975	975
3.88%, 6/15/28	725	730
3.88%, 7/15/28	650	654
3.63%, 8/15/28	440	440
4.38%, 8/31/28	400	408
3.38%, 9/15/28	215	213
4.38%, 11/30/28	350	358
3.75%, 12/31/28	250	251
4.00%, 1/31/29	250	253
4.25%, 2/28/29	200	204
4.13%, 3/31/29	300	305
2.88%, 4/30/29	250	243
4.63%, 4/30/29	300	310
4.50%, 5/31/29	150	154
4.25%, 6/30/29	300	306
4.00%, 7/31/29	450	455
3.63%, 8/31/29	475	474
3.50%, 9/30/29	275	273
4.13%, 10/31/29	300	305
4.13%, 11/30/29	650	660
4.38%, 12/31/29	250	257
4.25%, 1/31/30	225	230
4.00%, 2/28/30	650	658
4.00%, 3/31/30	200	202
3.88%, 4/30/30	275	277
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  203 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

LIMITED TERM U.S. GOVERNMENT FUND continued	September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 95.8%continued
U.S. Treasury Notes – 94.3%continued
4.00%, 5/31/30	$450	$455
3.88%, 6/30/30	250	251
3.88%, 7/31/30	435	438
3.63%, 8/31/30	695	691
3.63%, 9/30/30	270	269
		23,628
Total U.S. Government Obligations
(Cost $23,864)		24,013

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.3%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(3) (4)	77,399	$77
Total Investment Companies
(Cost $77)		77

Total Investments – 99.4%
(Cost $24,787)		24,923
Other Assets less Liabilities – 0.6%		146
NET ASSETS – 100.0%		$25,069

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of September 30, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies(1)	$—	$833	$—	$833
U.S. Government Obligations(1)	—	24,013	—	24,013
Investment Companies	77	—	—	77
Total Investments	$77	$24,846	$—	$24,923

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 204 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND	September 30, 2025 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CONVERTIBLE BONDS – 0.3%
Electric Utilities – 0.1%
XPLR Infrastructure L.P.,
0.00%, 11/15/25 (1) (2)	$104	$103
2.50%, 6/15/26 (1)	119	116
		219
Home Construction – 0.1%
Meritage Homes Corp.,
1.75%, 5/15/28†	79	81
Real Estate Investment Trusts – 0.0%
Digital Realty Trust L.P.,
1.88%, 11/15/29(1)	16	17
Semiconductors – 0.1%
MKS, Inc.,
1.25%, 6/1/30	85	93
ON Semiconductor Corp.,
0.50%, 3/1/29	48	44
		137
Total Convertible Bonds
(Cost $448)		454

CORPORATE BONDS – 78.6%
Advertising & Marketing – 0.4%
Neptune Bidco U.S., Inc.,
9.29%, 4/15/29 (1)	240	236
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.00%, 8/15/27 (1)	169	168
4.25%, 1/15/29 (1)	65	62
4.63%, 3/15/30 (1) †	104	100
		566
Aerospace & Defense – 2.2%
AAR Escrow Issuer LLC,
6.75%, 3/15/29 (1)	27	28
ATI, Inc.,
5.88%, 12/1/27	18	18
4.88%, 10/1/29	37	36
7.25%, 8/15/30	25	26
5.13%, 10/1/31	101	99
Axon Enterprise, Inc.,
6.13%, 3/15/30 (1)	25	26
6.25%, 3/15/33 (1)	87	89
Boeing (The) Co.,
6.53%, 5/1/34	25	28
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Aerospace & Defense – 2.2%continued
6.86%, 5/1/54	$50	$57
7.01%, 5/1/64	25	29
Goat Holdco LLC,
6.75%, 2/1/32 (1)	416	426
Howmet Aerospace, Inc.,
5.95%, 2/1/37	25	27
Spirit AeroSystems, Inc.,
4.60%, 6/15/28	50	50
9.38%, 11/30/29 (1)	151	159
9.75%, 11/15/30 (1)	151	166
TransDigm, Inc.,
6.75%, 8/15/28 (1)	75	76
6.38%, 3/1/29 (1)	25	26
4.88%, 5/1/29	25	25
6.88%, 12/15/30 (1)	50	52
6.63%, 3/1/32 (1)	188	194
6.00%, 1/15/33 (1)	250	253
6.38%, 5/31/33 (1)	823	832
6.25%, 1/31/34 (1)	57	59
6.75%, 1/31/34 (1)	568	587
		3,368
Apparel & Textile Products – 0.6%
Beach Acquisition Bidco LLC,
10.00%, 7/15/33 (1) (3)	670	723
Crocs, Inc.,
4.25%, 3/15/29 (1)	25	24
4.13%, 8/15/31 (1)	72	66
Hanesbrands, Inc.,
9.00%, 2/15/31 (1) †	3	3
Levi Strauss & Co.,
3.50%, 3/1/31 (1) †	47	44
S&S Holdings LLC,
8.38%, 10/1/31 (1)	25	24
VF Corp.,
6.00%, 10/15/33	25	24
		908
Asset Management – 1.3%
AG Issuer LLC,
6.25%, 3/1/28 (1)	25	25
Apollo Debt Solutions BDC,
5.88%, 8/30/30 (1)	26	26
6.70%, 7/29/31	35	37
6.55%, 3/15/32 (1)	9	9
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  205 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Asset Management – 1.3%continued
Apollo Global Management, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.17%), 6.00%, 12/15/54 (4) †	$69	$69
Bain Capital Specialty Finance, Inc.,
5.95%, 3/15/30	15	15
Blackstone Private Credit Fund,
6.00%, 11/22/34 †	66	68
Blue Owl Capital Corp.,
6.20%, 7/15/30	80	82
Blue Owl Capital Corp. II,
8.45%, 11/15/26	25	26
Blue Owl Technology Finance Corp.,
6.75%, 4/4/29	14	14
Compass Group Diversified Holdings LLC,
5.25%, 4/15/29 (1)	71	66
5.00%, 1/15/32 (1)	25	22
Focus Financial Partners LLC,
6.75%, 9/15/31 (1)	838	858
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 7/1/34	19	19
HAT Holdings I LLC/HAT Holdings II LLC,
8.00%, 6/15/27 (1)	6	6
Hightower Holding LLC,
9.13%, 1/31/30 (1)	25	27
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.25%, 5/15/26	39	39
5.25%, 5/15/27	238	234
9.75%, 1/15/29	63	64
4.38%, 2/1/29	25	22
10.00%, 11/15/29 (1)	130	131
9.00%, 6/15/30	50	48
Osaic Holdings, Inc.,
6.75%, 8/1/32 (1)	47	49
8.00%, 8/1/33 (1)	60	62
		2,018
Automotive – 2.0%
Adient Global Holdings Ltd.,
7.50%, 2/15/33 (1)	25	26
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Automotive – 2.0%continued
American Axle & Manufacturing, Inc.,
5.00%, 10/1/29 †	$75	$71
10/15/32 (1) (5)	50	50
10/15/33 (1) (5)	76	77
Clarios Global L.P./Clarios U.S. Finance Co.,
6.75%, 5/15/28 (1)	73	75
6.75%, 2/15/30 (1)	101	104
6.75%, 9/15/32 (1)	135	138
Dana, Inc.,
4.25%, 9/1/30	42	42
4.50%, 2/15/32	51	50
Dornoch Debt Merger Sub, Inc.,
6.63%, 10/15/29 (1) †	1,325	1,140
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l.,
7.75%, 5/31/32 (1)	50	52
Goodyear Tire & Rubber (The) Co.,
5.00%, 7/15/29	75	72
6.63%, 7/15/30	9	9
5.25%, 4/30/31	3	3
5.25%, 7/15/31 (1)	50	47
5.63%, 4/30/33 †	25	23
Nissan Motor Acceptance Co. LLC,
5.63%, 9/29/28 (1) †	25	25
6.13%, 9/30/30 (1) †	121	121
Phinia, Inc.,
6.63%, 10/15/32 (1)	25	26
Real Hero Merger Sub 2, Inc.,
6.25%, 2/1/29 (1)	800	544
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC,
10.00%, 1/15/31 (1)	65	61
Tenneco, Inc.,
8.00%, 11/17/28 (1)	179	179
		2,935
Banking – 0.1%
PNC Financial Services Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 7Y + 2.81%), 6.25%, 3/15/30 (4) (6)	40	41
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 206 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Banking – 0.1%continued
Wells Fargo & Co.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.77%), 6.85%, 9/15/29 (4) (6)	$39	$41
		82
Basic Industry – 0.0%
Avient Corp.,
6.25%, 11/1/31(1)	27	27
Beverages – 0.1%
Primo Water Holdings, Inc./Triton Water Holdings, Inc.,
6.25%, 4/1/29 (1)	50	50
4.38%, 4/30/29 (1)	75	73
		123
Biotechnology & Pharmaceuticals – 1.3%
1261229 B.C. Ltd.,
10.00%, 4/15/32 (1)	686	703
AbbVie, Inc.,
5.60%, 3/15/55	50	51
Amneal Pharmaceuticals LLC,
6.88%, 8/1/32 (1)	55	57
Bausch Health Americas, Inc.,
8.50%, 1/31/27 (1)	75	74
Bausch Health Cos., Inc.,
7.00%, 1/15/28 (1)	25	22
5.00%, 1/30/28 (1)	50	43
4.88%, 6/1/28 (1)	33	30
11.00%, 9/30/28 (1) †	325	338
7.25%, 5/30/29 (1)	50	40
5.25%, 1/30/30 (1)	25	18
5.25%, 2/15/31 (1)	25	16
Endo Finance Holdings, Inc.,
8.50%, 4/15/31 (1) †	25	27
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
5.13%, 4/30/31 (1)	580	508
		1,927
Cable & Satellite – 3.4%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 5/1/27 (1)	25	25
5.38%, 6/1/29 (1)	33	33
6.38%, 9/1/29 (1)	150	152
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Cable & Satellite – 3.4%continued
4.75%, 3/1/30 (1)	$65	$62
4.50%, 8/15/30 (1)	42	40
4.25%, 2/1/31 (1)	129	119
7.38%, 3/1/31 (1)	210	217
4.75%, 2/1/32 (1)	311	288
4.50%, 5/1/32	256	233
4.50%, 6/1/33 (1)	407	362
4.25%, 1/15/34 (1)	835	722
CSC Holdings LLC,
5.38%, 2/1/28 (1) †	200	175
11.25%, 5/15/28 (1) †	200	185
11.75%, 1/31/29 (1)	200	168
5.75%, 1/15/30 (1)	275	105
4.50%, 11/15/31 (1)	400	260
Directv Financing LLC,
8.88%, 2/1/30 (1)	128	126
Directv Financing LLC/Directv Financing Co-Obligor, Inc.,
5.88%, 8/15/27 (1)	97	97
10.00%, 2/15/31 (1)	275	275
DISH DBS Corp.,
7.75%, 7/1/26	25	25
5.25%, 12/1/26 (1)	254	250
7.38%, 7/1/28	100	92
5.75%, 12/1/28 (1) †	263	252
5.13%, 6/1/29	75	64
DISH Network Corp.,
11.75%, 11/15/27 (1)	384	406
Midcontinent Communications,
8.00%, 8/15/32 (1)	96	99
Sirius XM Radio LLC,
3.13%, 9/1/26 (1)	19	19
5.00%, 8/1/27 (1)	92	91
4.00%, 7/15/28 (1)	50	48
3.88%, 9/1/31 (1) †	125	113
		5,103
Capital Goods – 0.1%
Clydesdale Acquisition Holdings, Inc.,
6.88%, 1/15/30 (1)	49	50
Vortex Opco LLC,
8.00%, 4/30/30 (1)	47	5
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  207 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Capital Goods – 0.1%continued
Wilsonart LLC,
11.00%, 8/15/32 (1) †	$159	$155
		210
Chemicals – 2.9%
Avient Corp.,
7.13%, 8/1/30 (1)	25	26
Celanese U.S. Holdings LLC,
6.83%, 7/15/29	25	26
6.88%, 7/15/32	125	128
6.75%, 4/15/33 †	36	36
7.20%, 11/15/33 †	125	130
Chemours (The) Co.,
5.38%, 5/15/27	100	100
5.75%, 11/15/28 (1)	203	198
4.63%, 11/15/29 (1)	25	23
8.00%, 1/15/33 (1)	58	58
Element Solutions, Inc.,
3.88%, 9/1/28 (1) †	128	124
Herens Holdco S.a.r.l.,
4.75%, 5/15/28 (1) †	200	175
Innophos Holdings, Inc.,
11.50%, 6/15/29 (1)	76	74
Mativ Holdings, Inc.,
8.00%, 10/1/29 (1)	55	54
Methanex U.S. Operations, Inc.,
6.25%, 3/15/32 (1)	53	54
Minerals Technologies, Inc.,
5.00%, 7/1/28 (1)	47	46
Olin Corp.,
5.63%, 8/1/29	75	75
6.63%, 4/1/33 (1)	25	25
Olympus Water U.S. Holding Corp.,
9.75%, 11/15/28 (1)	200	210
6.25%, 10/1/29 (1) †	200	194
7.25%, 6/15/31 (1)	200	203
2/15/33 (1) (5)	570	571
Qnity Electronics, Inc.,
5.75%, 8/15/32 (1)	71	72
6.25%, 8/15/33 (1)	61	62
SCIH Salt Holdings, Inc.,
6.63%, 5/1/29 (1)	965	946
SK Invictus Intermediate II S.a.r.l.,
5.00%, 10/30/29 (1)	100	98
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Chemicals – 2.9%continued
Solstice Advanced Materials, Inc.,
5.63%, 9/30/33 (1)	$91	$91
Trinseo Luxco Finance SPV S.a.r.l./Trinseo N.A. Finance SPV LLC,
7.63%, 5/3/29 (1) (3)	86	32
Tronox, Inc.,
4.63%, 3/15/29 (1)	50	33
Windsor Holdings III LLC,
8.50%, 6/15/30 (1)	25	26
WR Grace Holdings LLC,
4.88%, 6/15/27 (1)	47	47
5.63%, 8/15/29 (1) †	278	258
7.38%, 3/1/31 (1)	51	52
6.63%, 8/15/32 (1)	83	82
		4,329
Commercial Support Services – 2.2%
ADT Security (The) Corp.,
4.13%, 8/1/29 (1)	50	48
4.88%, 7/15/32 (1)	50	48
Allied Universal Holdco LLC,
7.88%, 2/15/31 (1)	600	629
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
6.00%, 6/1/29 (1) †	325	319
6.88%, 6/15/30 (1)	169	174
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l.,
4.63%, 6/1/28 (1)	185	181
AMN Healthcare, Inc.,
4.00%, 4/15/29 (1) †	75	71
1/15/31 (1) (5)	145	145
Brink's (The) Co.,
6.50%, 6/15/29 (1)	25	26
6.75%, 6/15/32 (1) †	73	76
Clarivate Science Holdings Corp.,
3.88%, 7/1/28 (1)	188	181
4.88%, 7/1/29 (1)	110	104
Clean Harbors, Inc.,
6.38%, 2/1/31 (1)	34	35
10/15/33 (1) (5)	25	25
Deluxe Corp.,
8.13%, 9/15/29 (1)	25	26
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 208 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Commercial Support Services – 2.2%continued
GEO Group (The), Inc.,
8.63%, 4/15/29	$25	$26
10.25%, 4/15/31 †	75	83
GFL Environmental, Inc.,
4.75%, 6/15/29 (1)	9	9
4.38%, 8/15/29 (1)	12	12
6.75%, 1/15/31 (1)	41	43
Prime Security Services Borrower LLC/Prime Finance, Inc.,
6.25%, 1/15/28 (1)	25	25
Raven Acquisition Holdings LLC,
6.88%, 11/15/31 (1)	199	205
Reworld Holding Corp.,
5.00%, 9/1/30	25	24
RR Donnelley & Sons Co.,
9.50%, 8/1/29 (1)	172	176
10.88%, 8/1/29 (1)	25	25
RRD Intermediate Holdings, Inc.,
11.00%, 12/1/30 (1) (3)	53	52
Sotheby's,
7.38%, 10/15/27 (1)	200	199
TKC Holdings, Inc.,
10.50%, 5/15/29 (1)	25	26
Veritiv Operating Co.,
10.50%, 11/30/30 (1)	30	32
Waste Pro U.S.A., Inc.,
7.00%, 2/1/33 (1)	181	187
Williams Scotsman, Inc.,
4.63%, 8/15/28 (1)	50	49
6.63%, 6/15/29 (1)	33	34
6.63%, 4/15/30 (1)	62	64
7.38%, 10/1/31 (1) †	17	18
		3,377
Communications – 0.0%
Electronic Arts, Inc.,
2.95%, 2/15/51	24	21
Construction Materials – 1.6%
AmeriTex HoldCo Intermediate LLC,
7.63%, 8/15/33 (1)	268	279
JH North America Holdings, Inc.,
5.88%, 1/31/31 (1)	66	67
6.13%, 7/31/32 (1)	69	71
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Construction Materials – 1.6%continued
Knife River Corp.,
7.75%, 5/1/31 (1)	$25	$26
New Enterprise Stone & Lime Co., Inc.,
5.25%, 7/15/28 (1)	69	68
9.75%, 7/15/28 (1)	138	138
Oscar AcquisitionCo LLC/Oscar Finance, Inc.,
9.50%, 4/15/30 (1)	1,240	1,015
Quikrete Holdings, Inc.,
6.38%, 3/1/32 (1)	178	184
6.75%, 3/1/33 (1)	60	63
Smyrna Ready Mix Concrete LLC,
6.00%, 11/1/28 (1)	127	127
8.88%, 11/15/31 (1)	43	46
Standard Building Solutions, Inc.,
6.50%, 8/15/32 (1)	74	76
6.25%, 8/1/33 (1)	135	137
Standard Industries, Inc.,
4.38%, 7/15/30 (1)	99	95
		2,392
Consumer Cyclical – 0.1%
ADT Security (The) Corp.,
10/15/33 (5)	122	122
Carnival Corp.,
5/1/29 (5)	25	25
Group 1 Automotive, Inc.,
6.38%, 1/15/30 (1)	26	27
Rite Aid Corp.,
11.32%, 8/30/31 (1) (7) (8)	4	—
15.00%, 8/30/31 (7) (8) (9)	12	—
15.00%, 8/30/31 (1) (7) (9)	9	1
		175
Consumer Non-Cyclical – 0.0%
Prime Healthcare Services, Inc.,
9.38%, 9/1/29(1)	44	46
Consumer Services – 0.2%
Adtalem Global Education, Inc.,
5.50%, 3/1/28 (1)	40	40
Carriage Services, Inc.,
4.25%, 5/15/29 (1)	25	24
Matthews International Corp.,
8.63%, 10/1/27 (1)	50	52
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  209 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Consumer Services – 0.2%continued
Service Corp. International,
4.00%, 5/15/31	$111	$104
5.75%, 10/15/32	109	110
		330
Containers & Packaging – 1.4%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC,
4.00%, 9/1/29 (1) †	280	259
Ardagh Packaging Finance PLC/Ardagh Holdings U.S.A., Inc.,
2.13%, 8/15/26 [EUR](10)	100	115
4.13%, 8/15/26 (1)	200	192
Ball Corp.,
6.88%, 3/15/28	25	26
3.13%, 9/15/31	25	23
5.50%, 9/15/33	13	13
Clydesdale Acquisition Holdings, Inc.,
6.63%, 4/15/29 (1)	12	12
8.75%, 4/15/30 (1)	105	108
6.75%, 4/15/32 (1)	237	243
Crown Americas LLC,
5.88%, 6/1/33 (1)	61	62
LABL, Inc.,
5.88%, 11/1/28 (1)	44	34
9.50%, 11/1/28 (1)	130	110
8.63%, 10/1/31 (1) †	32	24
Mauser Packaging Solutions Holding Co.,
7.88%, 4/15/27 (1)	409	413
9.25%, 4/15/27 (1)	54	54
OI European Group B.V.,
4.75%, 2/15/30 (1)	100	95
Owens-Brockway Glass Container, Inc.,
6.63%, 5/13/27 (1)	94	94
7.25%, 5/15/31 (1) †	25	26
7.38%, 6/1/32 (1)	25	25
Sealed Air Corp.,
4.00%, 12/1/27 (1)	40	39
5.00%, 4/15/29 (1)	50	50
6.50%, 7/15/32 (1) †	10	10
Sealed Air Corp./Sealed Air Corp. U.S.,
7.25%, 2/15/31 (1)	29	30
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Containers & Packaging – 1.4%continued
TriMas Corp.,
4.13%, 4/15/29 (1)	$50	$48
		2,105
Electric Utilities – 2.3%
AES (The) Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.20%), 7.60%, 1/15/55 (4)	107	111
Alpha Generation LLC,
6.75%, 10/15/32 (1)	93	96
American Electric Power Co., Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.68%), 6.95%, 12/15/54 (4)	25	27
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.75%), 7.05%, 12/15/54 (4)	25	26
Calpine Corp.,
4.50%, 2/15/28 (1)	27	27
4.63%, 2/1/29 (1)	25	25
5.00%, 2/1/31 (1)	150	150
CenterPoint Energy, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.95%), 6.85%, 2/15/55 (4)	19	20
Clearway Energy Operating LLC,
3.75%, 1/15/32 (1)	42	38
Dominion Energy, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.21%), 6.63%, 5/15/55 (4)	15	15
Duke Energy Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.59%), 6.45%, 9/1/54 (4)	32	34
Edison International,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.70%), 5.38%, 3/9/26 (4) (6)	131	127
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.66%), 7.88%, 6/15/54 (4) †	50	51
Hawaiian Electric Co., Inc.,
6.00%, 10/1/33 (1)	25	25
Lightning Power LLC,
7.25%, 8/15/32 (1)	93	98
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 210 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Electric Utilities – 2.3%continued
Long Ridge Energy LLC,
8.75%, 2/15/32 (1)	$25	$26
NextEra Energy Capital Holdings, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.46%), 6.75%, 6/15/54 (4)	34	37
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.05%), 6.38%, 8/15/55 (4)	50	52
NRG Energy, Inc.,
5.75%, 1/15/28	25	25
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.92%), 10.25%, 3/15/28 (1) (4) (6)	179	195
5.25%, 6/15/29 (1)	25	25
5.75%, 7/15/29 (1)	100	100
3.88%, 2/15/32 (1)	25	23
6.00%, 2/1/33 (1)	215	218
7.00%, 3/15/33 (1)	25	28
1/15/34 (1) (5)	145	145
6.25%, 11/1/34 (1)	118	121
1/15/36 (1) (5)	328	328
Pattern Energy Operations L.P./Pattern Energy Operations, Inc.,
4.50%, 8/15/28 (1)	8	8
PG&E Corp.,
5.00%, 7/1/28	50	49
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.88%), 7.38%, 3/15/55 (4)	100	103
Talen Energy Supply LLC,
8.63%, 6/1/30 (1)	75	80
TerraForm Power Operating LLC,
4.75%, 1/15/30 (1)	25	24
Vistra Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.93%), 8.00%, 10/15/26 (1) (4) (6)	136	139
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.74%), 7.00%, 12/15/26 (1) (4) (6)	245	249
Vistra Operations Co. LLC,
5.50%, 9/1/26 (1)	75	75
5.63%, 2/15/27 (1)	100	100
5.00%, 7/31/27 (1)	50	50
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Electric Utilities – 2.3%continued
7.75%, 10/15/31 (1)	$100	$106
6.88%, 4/15/32 (1)	73	76
XPLR Infrastructure Operating Partners L.P.,
8.38%, 1/15/31 (1)	107	112
8.63%, 3/15/33 (1)	25	26
		3,390
Electrical Equipment – 0.6%
BWX Technologies, Inc.,
4.13%, 6/30/28 (1)	11	11
EMRLD Borrower L.P./Emerald Co-Issuer, Inc.,
6.63%, 12/15/30 (1)	482	495
6.75%, 7/15/31 (1)	47	49
Gates Corp.,
6.88%, 7/1/29 (1)	42	44
Sensata Technologies B.V.,
4.00%, 4/15/29 (1)	260	250
Sensata Technologies, Inc.,
3.75%, 2/15/31 (1)	33	30
Vertiv Group Corp.,
4.13%, 11/15/28 (1)	23	22
WESCO Distribution, Inc.,
6.63%, 3/15/32 (1)	12	12
6.38%, 3/15/33 (1)	13	14
		927
Energy – 0.2%
Aethon United BR L.P./Aethon United Finance Corp.,
7.50%, 10/1/29 (1)	92	96
Hilcorp Energy I L.P./Hilcorp Finance Co.,
7.25%, 2/15/35 (1)	28	28
Matador Resources Co.,
6.25%, 4/15/33 (1)	75	75
SESI LLC,
9/30/30 (5)	25	25
Transocean International Ltd.,
10/15/32 (5)	56	56
WBI Operating LLC,
6.25%, 10/15/30	25	25
		305
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  211 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Engineering & Construction – 0.5%
AECOM,
6.00%, 8/1/33 (1)	$118	$121
Brand Industrial Services, Inc.,
10.38%, 8/1/30 (1)	261	260
Brundage-Bone Concrete Pumping Holdings, Inc.,
7.50%, 2/1/32 (1)	265	268
Dycom Industries, Inc.,
4.50%, 4/15/29 (1)	42	41
Installed Building Products, Inc.,
5.75%, 2/1/28 (1)	25	25
Pike Corp.,
8.63%, 1/31/31 (1)	46	49
TopBuild Corp.,
4.13%, 2/15/32 (1)	25	23
		787
Entertainment Content – 0.9%
AMC Networks, Inc.,
4.25%, 2/15/29 †	27	24
10.50%, 7/15/32 (1)	25	26
Discovery Communications LLC,
4.13%, 5/15/29	125	120
3.63%, 5/15/30	75	69
Playtika Holding Corp.,
4.25%, 3/15/29 (1)	96	88
Starz Capital Holdings 1, Inc.,
6.00%, 8/15/29 (1)	66	63
TEGNA, Inc.,
5.00%, 9/15/29	25	25
Univision Communications, Inc.,
8.00%, 8/15/28 (1)	149	154
4.50%, 5/1/29 (1)	100	94
7.38%, 6/30/30 (1)	65	65
8.50%, 7/31/31 (1)	123	127
9.38%, 8/1/32 (1)	118	126
Warnermedia Holdings, Inc.,
4.05%, 3/15/29	50	48
5.05%, 3/15/42	439	351
5.14%, 3/15/52	21	16
		1,396
Food – 2.3%
B&G Foods, Inc.,
8.00%, 9/15/28 (1)	68	66
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Food – 2.3%continued
BellRing Brands, Inc.,
7.00%, 3/15/30 (1)	$100	$103
Chobani Holdco II LLC,
8.75%, 10/1/29 (1) (3)	314	332
Chobani LLC/Chobani Finance Corp., Inc.,
4.63%, 11/15/28 (1)	63	62
7.63%, 7/1/29 (1)	84	88
Darling Ingredients, Inc.,
5.25%, 4/15/27 (1)	25	25
6.00%, 6/15/30 (1)	51	52
Fiesta Purchaser, Inc.,
7.88%, 3/1/31 (1)	385	406
9.63%, 9/15/32 (1) †	442	477
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.,
4.88%, 6/1/29 (1)	25	22
Lamb Weston Holdings, Inc.,
4.13%, 1/31/30 (1)	25	24
4.38%, 1/31/32 (1)	91	86
Post Holdings, Inc.,
5.50%, 12/15/29 (1)	100	100
4.63%, 4/15/30 (1)	25	24
4.50%, 9/15/31 (1)	25	23
6.38%, 3/1/33 (1)	60	61
6.25%, 10/15/34 (1)	476	480
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/1/29 (1)	1,033	990
Viking Baked Goods Acquisition Corp.,
8.63%, 11/1/31 (1)	50	50
		3,471
Forestry, Paper & Wood Products – 0.0%
Domtar Corp.,
6.75%, 10/1/28 (1)	42	36
Magnera Corp.,
7.25%, 11/15/31 (1)	27	26
		62
Gas & Water Utilities – 0.2%
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.75%, 5/20/27	50	50
9.50%, 6/1/30 (1)	22	23
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 212 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Gas & Water Utilities – 0.2%continued
Ferrellgas L.P./Ferrellgas Finance Corp.,
5.38%, 4/1/26 (1)	$100	$99
5.88%, 4/1/29 (1)	75	70
Suburban Propane Partners L.P./Suburban Energy Finance Corp.,
5.00%, 6/1/31 (1)	25	24
		266
Health Care Facilities & Services – 4.7%
Acadia Healthcare Co., Inc.,
5.50%, 7/1/28 (1)	50	50
7.38%, 3/15/33 (1) †	779	809
AHP Health Partners, Inc.,
5.75%, 7/15/29 (1)	155	153
Charles River Laboratories International, Inc.,
3.75%, 3/15/29 (1)	25	24
4.00%, 3/15/31 (1)	50	47
CHS/Community Health Systems, Inc.,
6.00%, 1/15/29 (1)	132	128
6.88%, 4/15/29 (1)	50	40
6.13%, 4/1/30 (1)	25	18
5.25%, 5/15/30 (1)	272	246
4.75%, 2/15/31 (1)	113	98
10.88%, 1/15/32 (1)	133	141
9.75%, 1/15/34 (1)	198	203
Concentra Health Services, Inc.,
6.88%, 7/15/32 (1)	270	280
CVS Health Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.52%), 6.75%, 12/10/54 (4)	25	26
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.89%), 7.00%, 3/10/55 (4)	50	52
DaVita, Inc.,
4.63%, 6/1/30 (1)	100	96
6.88%, 9/1/32 (1)	25	26
6.75%, 7/15/33 (1)	55	57
Encompass Health Corp.,
4.75%, 2/1/30 †	50	49
Fortrea Holdings, Inc.,
7.50%, 7/1/30 (1) †	23	22
Global Medical Response, Inc.,
7.38%, 10/1/32 (1)	380	391
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Health Care Facilities & Services – 4.7%continued
HAH Group Holding Co. LLC,
9.75%, 10/1/31 (1)	$32	$30
HealthEquity, Inc.,
4.50%, 10/1/29 (1)	58	56
IQVIA, Inc.,
6.25%, 6/1/32 (1)	178	183
LifePoint Health, Inc.,
9.88%, 8/15/30 (1)	49	53
11.00%, 10/15/30 (1)	127	140
8.38%, 2/15/32 (1)	63	67
10.00%, 6/1/32 (1) †	113	119
ModivCare, Inc.,
0.00%, 12/30/99 (1) (7) (8) *	25	—
Molina Healthcare, Inc.,
4.38%, 6/15/28 (1)	50	49
3.88%, 5/15/32 (1)	90	82
6.25%, 1/15/33 (1)	112	113
MPH Acquisition Holdings LLC,
5.75%, 12/31/30 (1)	34	29
11.50%, 12/31/30 (1) (3)	25	26
6.75%, 3/31/31 (1) (3)	27	22
Owens & Minor, Inc.,
4.50%, 3/31/29 (1) †	25	20
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc.,
8.75%, 4/17/32 (1)	25	24
Pediatrix Medical Group, Inc.,
5.38%, 2/15/30 (1)	70	70
Radiology Partners, Inc.,
8.50%, 7/15/32 (1)	25	26
Select Medical Corp.,
6.25%, 12/1/32 (1) †	25	25
Sotera Health Holdings LLC,
7.38%, 6/1/31 (1)	709	744
Star Parent, Inc.,
9.00%, 10/1/30 (1)	85	90
Surgery Center Holdings, Inc.,
7.25%, 4/15/32 (1) †	1,376	1,413
Tenet Healthcare Corp.,
6.25%, 2/1/27	25	25
5.13%, 11/1/27	100	100
6.13%, 10/1/28	125	125
4.25%, 6/1/29	75	73
4.38%, 1/15/30	25	24
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  213 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Health Care Facilities & Services – 4.7%continued
6.13%, 6/15/30 †	$125	$127
6.75%, 5/15/31	92	95
U.S. Acute Care Solutions LLC,
9.75%, 5/15/29 (1)	105	108
		7,014
Home & Office Products – 0.4%
FXI Holdings, Inc.,
12.25%, 11/15/26 (1)	98	86
12.25%, 11/15/26 (1)	20	18
Newell Brands, Inc.,
6.38%, 9/15/27	25	25
8.50%, 6/1/28 (1)	61	65
6.63%, 9/15/29	50	50
6.38%, 5/15/30	25	25
6.63%, 5/15/32	25	25
7.38%, 4/1/36	25	25
7.50%, 4/1/46	25	22
Scotts Miracle-Gro (The) Co.,
4.00%, 4/1/31	50	46
4.38%, 2/1/32	50	46
Somnigroup International, Inc.,
4.00%, 4/15/29 (1)	25	24
3.88%, 10/15/31 (1)	25	23
Whirlpool Corp.,
6.13%, 6/15/30	41	41
6.50%, 6/15/33	55	55
5.15%, 3/1/43	50	42
4.50%, 6/1/46	25	19
		637
Home Construction – 1.1%
Adams Homes, Inc.,
9.25%, 10/15/28 (1)	150	157
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co.,
4.63%, 8/1/29 (1)	50	48
4.63%, 4/1/30 (1)	75	71
6.88%, 8/1/33 (1)	49	49
Beazer Homes U.S.A., Inc.,
5.88%, 10/15/27	11	11
7.25%, 10/15/29	25	25
7.50%, 3/15/31 (1)	75	76
Camelot Return Merger Sub, Inc.,
8.75%, 8/1/28 (1)	25	24
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Home Construction – 1.1%continued
Century Communities, Inc.,
3.88%, 8/15/29 (1)	$50	$47
6.63%, 9/15/33 (1)	53	53
Cornerstone Building Brands, Inc.,
9.50%, 8/15/29 (1)	25	24
CP Atlas Buyer, Inc.,
9.75%, 7/15/30 (1)	37	39
Dream Finders Homes, Inc.,
8.25%, 8/15/28 (1)	71	74
6.88%, 9/15/30 (1)	25	25
Forestar Group, Inc.,
5.00%, 3/1/28 (1)	50	50
Griffon Corp.,
5.75%, 3/1/28	100	100
JELD-WEN, Inc.,
4.88%, 12/15/27 (1)	42	41
7.00%, 9/1/32 (1) †	41	35
K Hovnanian Enterprises, Inc.,
8.00%, 4/1/31 (1)	48	49
8.38%, 10/1/33 (1)	79	81
KB Home,
7.25%, 7/15/30	50	52
4.00%, 6/15/31	25	23
LGI Homes, Inc.,
8.75%, 12/15/28 (1)	31	33
4.00%, 7/15/29 (1)	25	23
7.00%, 11/15/32 (1)	97	95
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
6.75%, 4/1/32 (1)	25	26
MIWD Holdco II LLC/MIWD Finance Corp.,
5.50%, 2/1/30 (1) †	25	24
New Home (The) Co., Inc.,
9.25%, 10/1/29 (1)	73	77
Shea Homes L.P./Shea Homes Funding Corp.,
4.75%, 2/15/28	50	49
4.75%, 4/1/29	25	24
STL Holding Co. LLC,
8.75%, 2/15/29 (1)	52	55
Taylor Morrison Communities, Inc.,
5.88%, 6/15/27 (1)	25	25
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 214 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Home Construction – 1.1%continued
Tri Pointe Homes, Inc.,
5.25%, 6/1/27	$25	$25
Weekley Homes LLC/Weekley Finance Corp.,
4.88%, 9/15/28 (1)	50	49
		1,659
Household Products – 0.2%
Central Garden & Pet Co.,
4.13%, 10/15/30 †	25	24
4.13%, 4/30/31 (1) †	25	23
P&L Development LLC/PLD Finance Corp.,
12.00%, 5/15/29 (1) (3)	40	41
Perrigo Finance Unlimited Co.,
6.13%, 9/30/32	94	95
Prestige Brands, Inc.,
5.13%, 1/15/28 (1)	25	25
3.75%, 4/1/31 (1)	25	23
		231
Industrial Intermediate Products – 0.1%
Chart Industries, Inc.,
7.50%, 1/1/30 (1)	39	40
Enpro, Inc.,
6.13%, 6/1/33 (1)	28	29
Roller Bearing Co. of America, Inc.,
4.38%, 10/15/29 (1)	25	24
		93
Industrial Support Services – 0.4%
Alta Equipment Group, Inc.,
9.00%, 6/1/29 (1) †	25	23
APi Group DE, Inc.,
4.13%, 7/15/29 (1) †	84	81
4.75%, 10/15/29 (1)	52	51
EquipmentShare.com, Inc.,
8.63%, 5/15/32 (1)	50	54
8.00%, 3/15/33 (1)	77	82
Herc Holdings, Inc.,
6.63%, 6/15/29 (1) †	25	26
7.00%, 6/15/30 (1)	15	16
7.25%, 6/15/33 (1)	35	36
NESCO Holdings II, Inc.,
5.50%, 4/15/29 (1)	50	49
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Industrial Support Services – 0.4%continued
Resideo Funding, Inc.,
6.50%, 7/15/32 (1)	$39	$40
United Rentals North America, Inc.,
4.00%, 7/15/30	100	96
3.88%, 2/15/31	25	24
3.75%, 1/15/32	50	46
6.13%, 3/15/34 (1)	25	26
		650
Institutional Financial Services – 0.6%
Coinbase Global, Inc.,
3.38%, 10/1/28 (1)	200	190
3.63%, 10/1/31 (1)	200	178
Goldman Sachs Group (The), Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.22%), 7.56%, 2/10/26 (4) (6)	25	25
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.46%), 6.85%, 2/10/30 (4) (6)	75	78
(Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 2.40%), 6.13%, 11/10/34 (4) (6) †	168	170
Jane Street Group/JSG Finance, Inc.,
4.50%, 11/15/29 (1)	100	98
6.13%, 11/1/32 (1)	65	66
6.75%, 5/1/33 (1)	25	26
		831
Insurance – 2.8%
Acrisure LLC/Acrisure Finance, Inc.,
8.25%, 2/1/29 (1)	50	52
4.25%, 2/15/29 (1)	25	24
8.50%, 6/15/29 (1)	50	53
6.00%, 8/1/29 (1)	25	25
7.50%, 11/6/30 (1)	75	78
6.75%, 7/1/32 (1)	21	22
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
4.25%, 10/15/27 (1)	123	121
6.75%, 10/15/27 (1)	153	153
6.75%, 4/15/28 (1)	25	25
5.88%, 11/1/29 (1)	197	196
7.00%, 1/15/31 (1)	61	63
6.50%, 10/1/31 (1)	125	128
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  215 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Insurance – 2.8%continued
7.38%, 10/1/32 (1)	$117	$121
AmWINS Group, Inc.,
6.38%, 2/15/29 (1)	12	12
4.88%, 6/30/29 (1)	36	35
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc.,
7.50%, 7/15/33 (1)	82	84
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves,
7.88%, 11/1/29 (1)	97	101
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance,
7.13%, 5/15/31 (1)	50	52
Corebridge Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 6.38%, 9/15/54 (4)	48	49
HUB International Ltd.,
7.25%, 6/15/30 (1)	331	345
7.38%, 1/31/32 (1)	1,730	1,802
Nassau Cos. of New York (The),
7.88%, 7/15/30 (1)	42	43
Panther Escrow Issuer LLC,
7.13%, 6/1/31 (1)	392	408
Ryan Specialty LLC,
4.38%, 2/1/30 (1)	19	18
5.88%, 8/1/32 (1)	73	74
USI, Inc./NY,
7.50%, 1/15/32 (1)	83	87
		4,171
Internet Media & Services – 0.4%
ANGI Group LLC,
3.88%, 8/15/28 (1)	48	45
Arches Buyer, Inc.,
4.25%, 6/1/28 (1)	25	24
Getty Images, Inc.,
11.25%, 2/21/30 (1) †	36	34
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
5.25%, 12/1/27 (1)	50	50
Match Group Holdings II LLC,
3.63%, 10/1/31 (1)	10	9
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Internet Media & Services – 0.4%continued
6.13%, 9/15/33 (1)	$57	$58
Millennium Escrow Corp.,
6.63%, 8/1/26 (1)	50	48
Newfold Digital Holdings Group, Inc.,
6.00%, 2/15/29 (1)	25	15
Snap, Inc.,
6.88%, 3/1/33 (1)	226	231
6.88%, 3/15/34 (1)	45	46
		560
IT Services – 0.3%
Amentum Holdings, Inc.,
0.00%, 12/30/99 (1)	75	78
ASGN, Inc.,
4.63%, 5/15/28 (1)	75	74
CACI International, Inc.,
6.38%, 6/15/33 (1)	44	45
Fortress Intermediate 3, Inc.,
7.50%, 6/1/31 (1)	52	54
Insight Enterprises, Inc.,
6.63%, 5/15/32 (1)	25	26
KBR, Inc.,
4.75%, 9/30/28 (1)	54	53
Science Applications International Corp.,
4.88%, 4/1/28 (1)	35	35
5.88%, 11/1/33 (1)	63	63
		428
Leisure Facilities & Services – 4.7%
Affinity Interactive,
6.88%, 12/15/27 (1)	50	29
AMC Entertainment Holdings, Inc.,
7.50%, 2/15/29 (1) †	75	65
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc.,
9.50%, 7/1/32 (1)	50	52
Boyd Gaming Corp.,
4.75%, 6/15/31 (1)	415	400
Boyne U.S.A., Inc.,
4.75%, 5/15/29 (1)	63	62
Caesars Entertainment, Inc.,
4.63%, 10/15/29 (1) †	75	72
6.50%, 2/15/32 (1)	51	52
6.00%, 10/15/32 (1) †	375	369
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 216 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Leisure Facilities & Services – 4.7%continued
Carnival Corp.,
7.88%, 6/1/27	$25	$26
6.65%, 1/15/28	25	26
6.00%, 5/1/29 (1)	100	102
7.00%, 8/15/29 (1)	25	26
5.88%, 6/15/31 (1)	65	67
5.75%, 8/1/32 (1)	126	128
6.13%, 2/15/33 (1)	208	213
Carnival PLC,
4.13%, 7/15/31 [EUR](1)	100	119
Churchill Downs, Inc.,
0.00%, 12/30/99 (1)	153	153
5.50%, 4/1/27 (1)	25	25
4.75%, 1/15/28 (1)	25	25
6.75%, 5/1/31 (1)	5	5
Cinemark U.S.A., Inc.,
5.25%, 7/15/28 (1)	25	25
7.00%, 8/1/32 (1)	41	43
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
4.63%, 1/15/29 (1)	59	56
6.75%, 1/15/30 (1)	519	487
Full House Resorts, Inc.,
8.25%, 2/15/28 (1)	50	46
GPS Hospitality Holding Co. LLC/GPS Finco, Inc.,
7.00%, 8/15/28 (1)	75	43
Hilton Domestic Operating Co., Inc.,
4.00%, 5/1/31 (1)	100	95
3.63%, 2/15/32 (1)	25	23
5.88%, 3/15/33 (1)	124	127
5.75%, 9/15/33 (1)	64	65
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
5.00%, 6/1/29 (1)	100	96
4.88%, 7/1/31 (1)	50	47
Jacobs Entertainment, Inc.,
6.75%, 2/15/29 (1)	75	73
Life Time, Inc.,
6.00%, 11/15/31 (1)	50	51
Light & Wonder International, Inc.,
7.50%, 9/1/31 (1)	45	47
6.25%, 10/1/33 (1)	64	64
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Leisure Facilities & Services – 4.7%continued
Lindblad Expeditions LLC,
7.00%, 9/15/30 (1)	$78	$80
Live Nation Entertainment, Inc.,
6.50%, 5/15/27 (1)	25	25
4.75%, 10/15/27 (1) †	75	75
Marriott Ownership Resorts, Inc.,
4.50%, 6/15/29 (1) †	25	24
6.50%, 10/1/33 (1)	25	25
MGM Resorts International,
6.13%, 9/15/29	38	39
6.50%, 4/15/32	75	76
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
4.88%, 5/1/29 (1)	38	37
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC,
8.25%, 4/15/30 (1)	74	77
Muvico LLC,
15.00%, 2/19/29 (1) (3)	50	54
NCL Corp. Ltd.,
6.25%, 3/1/30 (1)	25	25
5.88%, 1/15/31 (1)	70	70
6.75%, 2/1/32 (1)	148	152
6.25%, 9/15/33 (1)	110	111
NCL Finance Ltd.,
6.13%, 3/15/28 (1)	25	26
Penn Entertainment, Inc.,
4.13%, 7/1/29 (1) †	100	94
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
5.63%, 9/1/29 (1)	50	27
5.88%, 9/1/31 (1)	140	72
Raising Cane's Restaurants LLC,
9.38%, 5/1/29 (1)	37	39
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp.,
6.63%, 2/1/33 (1)	34	34
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp.,
10/15/30 (1) (5)	23	23
Royal Caribbean Cruises Ltd.,
5.63%, 9/30/31 (1)	75	77
6.25%, 3/15/32 (1)	25	26
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  217 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Leisure Facilities & Services – 4.7%continued
6.00%, 2/1/33 (1)	$125	$128
Sabre GLBL, Inc.,
8.63%, 6/1/27 (1)	23	23
10.75%, 11/15/29 (1) †	105	101
11.13%, 7/15/30 (1)	93	90
Scientific Games Holdings L.P.,Scientific Games U.S. FinCo, Inc.,
6.63%, 3/1/30 (1)	581	540
SeaWorld Parks & Entertainment, Inc.,
5.25%, 8/15/29 (1)	50	49
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp.,
6.50%, 10/1/28	25	25
5.25%, 7/15/29	25	24
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co.,
6.63%, 5/1/32 (1)	310	316
Station Casinos LLC,
4.50%, 2/15/28 (1)	25	25
4.63%, 12/1/31 (1)	45	42
6.63%, 3/15/32 (1)	17	17
Travel + Leisure Co.,
6.63%, 7/31/26 (1)	25	25
4.63%, 3/1/30 (1)	25	24
6.13%, 9/1/33 (1)	25	25
Vail Resorts, Inc.,
5.63%, 7/15/30 (1)	13	13
6.50%, 5/15/32 (1)	49	51
Viking Cruises Ltd.,
5.88%, 9/15/27 (1)	135	135
9.13%, 7/15/31 (1)	127	136
10/15/33 (1) (5)	96	96
Viking Ocean Cruises Ship VII Ltd.,
5.63%, 2/15/29 (1)	59	59
VOC Escrow Ltd.,
5.00%, 2/15/28 (1)	50	50
Voyager Parent LLC,
9.25%, 7/1/32 (1)	54	57
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
5.25%, 5/15/27 (1)	50	50
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Leisure Facilities & Services – 4.7%continued
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
5.13%, 10/1/29 (1)	$96	$96
6.25%, 3/15/33 (1)	138	140
Yum! Brands, Inc.,
5.38%, 4/1/32	100	100
		7,129
Leisure Products – 0.1%
MajorDrive Holdings IV LLC,
6.38%, 6/1/29 (1)	113	93
Mattel, Inc.,
5.45%, 11/1/41	25	23
Winnebago Industries, Inc.,
6.25%, 7/15/28 (1)	20	20
		136
Machinery – 1.4%
Amsted Industries, Inc.,
6.38%, 3/15/33 (1)	25	26
Esab Corp.,
6.25%, 4/15/29 (1)	26	27
GrafTech Global Enterprises, Inc.,
9.88%, 12/23/29 (1) †	81	69
Madison IAQ LLC,
4.13%, 6/30/28 (1)	25	24
5.88%, 6/30/29 (1)	1,099	1,086
Manitowoc (The) Co., Inc.,
9.25%, 10/1/31 (1)	52	54
SPX FLOW, Inc.,
8.75%, 4/1/30 (1)	760	781
Terex Corp.,
5.00%, 5/15/29 (1)	75	74
6.25%, 10/15/32 (1)	35	35
		2,176
Medical Equipment & Devices – 0.6%
Avantor Funding, Inc.,
4.63%, 7/15/28 (1)	85	84
3.88%, 11/1/29 (1)	108	103
Bausch + Lomb Corp.,
8.38%, 10/1/28 (1)	234	244
Insulet Corp.,
6.50%, 4/1/33 (1)	48	50
Medline Borrower L.P.,
3.88%, 4/1/29 (1)	46	44
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 218 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Medical Equipment & Devices – 0.6%continued
5.25%, 10/1/29 (1)	$291	$288
Medline Borrower L.P./ Medline Co-Issuer, Inc.,
6.25%, 4/1/29 (1)	52	53
Neogen Food Safety Corp.,
8.63%, 7/20/30 (1) †	71	74
		940
Metals & Mining – 1.3%
Arsenal AIC Parent LLC,
8.00%, 10/1/30 (1)	79	84
11.50%, 10/1/31 (1)	255	283
Century Aluminum Co.,
6.88%, 8/1/32 (1)	425	440
Compass Minerals International, Inc.,
8.00%, 7/1/30 (1)	315	329
Constellium S.E.,
6.38%, 8/15/32 (1)	250	256
Kaiser Aluminum Corp.,
4.63%, 3/1/28 (1)	100	99
4.50%, 6/1/31 (1)	130	122
Murray Energy Corp.,
12.00%, 4/15/24 (1) (7) (9)	486	—
Northwest Acquisitions ULC/Dominion Finco, Inc.,
7.13%, 11/1/22 (1) (7) (9)	1,905	—
Novelis Corp.,
4.75%, 1/30/30 (1)	25	24
6.88%, 1/30/30 (1)	78	81
3.88%, 8/15/31 (1)	80	73
6.38%, 8/15/33 (1)	95	96
		1,887
Oil & Gas Services & Equipment – 1.7%
Archrock Partners L.P./Archrock Partners Finance Corp.,
6.88%, 4/1/27 (1)	9	9
6.25%, 4/1/28 (1)	115	115
6.63%, 9/1/32 (1)	154	158
Aris Water Holdings LLC,
7.25%, 4/1/30 (1)	25	26
Bristow Group, Inc.,
6.88%, 3/1/28 (1)	25	25
CHC Group LLC,
11.75%, 9/1/30 (1)	25	25
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Oil & Gas Services & Equipment – 1.7%continued
Diamond Foreign Asset Co./Diamond Finance LLC,
8.50%, 10/1/30 (1)	$38	$40
Global Marine, Inc.,
7.00%, 6/1/28	75	73
Helix Energy Solutions Group, Inc.,
9.75%, 3/1/29 (1)	50	53
Kodiak Gas Services LLC,
7.25%, 2/15/29 (1)	122	127
6.50%, 10/1/33 (1)	52	53
6.75%, 10/1/35 (1)	39	40
Nabors Industries Ltd.,
7.50%, 1/15/28 (1)	75	75
Nabors Industries, Inc.,
7.38%, 5/15/27 (1)	71	72
8.88%, 8/15/31 (1)	25	23
Nine Energy Service, Inc.,
13.00%, 2/1/28	50	25
Noble Finance II LLC,
8.00%, 4/15/30 (1)	103	107
Oceaneering International, Inc.,
6.00%, 2/1/28	18	18
Star Holding LLC,
8.75%, 8/1/31 (1)	76	75
Tidewater, Inc.,
9.13%, 7/15/30 (1)	35	38
Transocean Aquila Ltd.,
8.00%, 9/30/28 (1)	18	19
Transocean International Ltd.,
8.00%, 2/1/27 (1)	161	161
8.25%, 5/15/29 (1)	24	24
8.75%, 2/15/30 (1)	17	17
7.50%, 4/15/31	75	70
8.50%, 5/15/31 (1)	76	74
6.80%, 3/15/38	171	145
9.35%, 12/15/41	25	23
Transocean Titan Financing Ltd.,
8.38%, 2/1/28 (1)	40	41
U.S.A. Compression Partners L.P./U.S.A. Compression Finance Corp.,
6.88%, 9/1/27	25	25
7.13%, 3/15/29 (1)	77	79
6.25%, 10/1/33 (1)	114	114
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  219 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Oil & Gas Services & Equipment – 1.7%continued
Valaris Ltd.,
8.38%, 4/30/30 (1)	$151	$157
Weatherford International Ltd.,
8.63%, 4/30/30 (1)	265	271
10/15/33 (1) (5)	105	105
		2,502
Oil & Gas Supply Chain – 6.9%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
6.63%, 2/1/32 (1)	50	51
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
9.00%, 11/1/27 (1)	86	104
5.88%, 6/30/29 (1)	42	42
6.63%, 10/15/32 (1)	25	26
6.63%, 7/15/33 (1)	55	56
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
7.00%, 7/15/29 (1)	70	73
7.25%, 7/15/32 (1)	42	44
Buckeye Partners L.P.,
6.88%, 7/1/29 (1)	53	55
6.75%, 2/1/30 (1)	39	41
5.85%, 11/15/43	25	23
5.60%, 10/15/44 †	32	29
California Resources Corp.,
8.25%, 6/15/29 (1)	25	26
Caturus Energy LLC,
8.50%, 2/15/30 (1)	149	155
Chord Energy Corp.,
6.00%, 10/1/30 (1)	25	25
6.75%, 3/15/33 (1)	25	25
CITGO Petroleum Corp.,
6.38%, 6/15/26 (1)	50	50
8.38%, 1/15/29 (1)	154	160
Civitas Resources, Inc.,
5.00%, 10/15/26 (1)	25	25
8.38%, 7/1/28 (1)	3	3
8.63%, 11/1/30 (1)	175	181
8.75%, 7/1/31 (1)	77	79
9.63%, 6/15/33 (1)	50	53
CNX Midstream Partners L.P.,
4.75%, 4/15/30 (1)	15	14
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Oil & Gas Supply Chain – 6.9%continued
CNX Resources Corp.,
6.00%, 1/15/29 (1)	$25	$25
7.38%, 1/15/31 (1)	25	26
7.25%, 3/1/32 (1)	41	43
Comstock Resources, Inc.,
6.75%, 3/1/29 (1)	76	76
6.75%, 3/1/29 (1)	54	54
5.88%, 1/15/30 (1)	187	180
CQP Holdco L.P./BIP-V Chinook Holdco LLC,
5.50%, 6/15/31 (1)	265	263
Crescent Energy Finance LLC,
7.63%, 4/1/32 (1)	95	94
7.38%, 1/15/33 (1)	163	159
8.38%, 1/15/34 (1)	65	66
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 6/1/28 (1)	50	50
8.63%, 3/15/29 (1)	100	104
7.38%, 6/30/33 (1)	75	76
Energy Transfer L.P.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.02%), 8.00%, 5/15/54 (4)	100	107
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.83%), 7.13%, 10/1/54 (4)	110	114
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.68%), 6.50%, 2/15/56 (4)	50	50
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.48%), 6.75%, 2/15/56 (4)	25	25
EQT Corp.,
7.50%, 6/1/27	25	25
Excelerate Energy L.P.,
8.00%, 5/15/30 (1)	85	90
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.75%, 2/1/28	65	65
8.88%, 4/15/30	25	26
7.88%, 5/15/32	121	126
8.00%, 5/15/33	66	69
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 220 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Oil & Gas Supply Chain – 6.9%continued
Global Partners L.P./GLP Finance Corp.,
7.13%, 7/1/33 (1)	$47	$48
Gulfport Energy Operating Corp.,
6.75%, 9/1/29 (1)	55	56
Harvest Midstream I L.P.,
7.50%, 9/1/28 (1)	295	298
7.50%, 5/15/32 (1)	43	44
Hess Midstream Operations L.P.,
5.13%, 6/15/28 (1)	50	50
6.50%, 6/1/29 (1)	76	78
4.25%, 2/15/30 (1)	18	17
5.50%, 10/15/30 (1)	50	50
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/1/28 (1)	25	25
5.75%, 2/1/29 (1)	8	8
6.00%, 4/15/30 (1)	27	27
6.00%, 2/1/31 (1)	50	48
6.25%, 4/15/32 (1)	1	1
8.38%, 11/1/33 (1)	145	152
6.88%, 5/15/34 (1)	73	70
Howard Midstream Energy Partners LLC,
7.38%, 7/15/32 (1)	50	52
6.63%, 1/15/34 (1)	76	77
ITT Holdings LLC,
6.50%, 8/1/29 (1)	188	185
Kinetik Holdings L.P.,
6.63%, 12/15/28 (1)	25	26
5.88%, 6/15/30 (1)	35	35
Kraken Oil & Gas Partners LLC,
7.63%, 8/15/29 (1)	50	50
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.,
6.88%, 12/1/32 (1)	78	80
Martin Midstream Partners L.P./Martin Midstream Finance Corp.,
11.50%, 2/15/28 (1)	75	80
Matador Resources Co.,
6.88%, 4/15/28 (1)	25	26
6.50%, 4/15/32 (1)	124	125
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Oil & Gas Supply Chain – 6.9%continued
Moss Creek Resources Holdings, Inc.,
8.25%, 9/1/31 (1)	$25	$24
Murphy Oil Corp.,
6.00%, 10/1/32 †	25	25
Murphy Oil U.S.A., Inc.,
4.75%, 9/15/29	50	49
New Fortress Energy, Inc.,
6.50%, 9/30/26 (1)	25	6
NFE Financing LLC,
12.00%, 11/15/29 (1)	100	29
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 2/15/29 (1)	141	145
8.38%, 2/15/32 (1)	228	234
Northern Oil & Gas, Inc.,
8.13%, 3/1/28 (1)	240	243
8.75%, 6/15/31 (1)	25	26
10/15/33 (1) (5)	130	129
NuStar Logistics L.P.,
6.38%, 10/1/30	75	78
ONEOK, Inc.,
5.05%, 4/1/45	25	22
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28	125	124
7.88%, 9/15/30 (1) †	42	41
Permian Resources Operating LLC,
8.00%, 4/15/27 (1)	50	51
5.88%, 7/1/29 (1)	50	50
7.00%, 1/15/32 (1)	26	27
6.25%, 2/1/33 (1)	102	104
Plains All American Pipeline L.P.,
(Variable, CME Term SOFR 3M + 4.37%), 8.58%, 11/5/25 (6) (11)	75	75
Prairie Acquiror L.P.,
9.00%, 8/1/29 (1)	76	79
Range Resources Corp.,
8.25%, 1/15/29	25	26
Rockies Express Pipeline LLC,
4.95%, 7/15/29 (1)	50	50
4.80%, 5/15/30 (1)	25	24
6.88%, 4/15/40 (1)	25	26
SM Energy Co.,
6.75%, 8/1/29 (1)	25	25
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  221 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Oil & Gas Supply Chain – 6.9%continued
7.00%, 8/1/32 (1)	$25	$25
Sunoco L.P.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.23%), 7.88%, 9/18/30 (1) (4) (6)	368	374
5.63%, 3/15/31 (1)	45	45
6.25%, 7/1/33 (1)	88	90
5.88%, 3/15/34 (1)	45	45
Sunoco L.P./Sunoco Finance Corp.,
6.00%, 4/15/27	50	50
7.00%, 9/15/28 (1)	25	26
4.50%, 4/30/30	50	48
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
5.50%, 1/15/28 (1)	24	24
7.38%, 2/15/29 (1)	137	141
6.00%, 12/31/30 (1)	53	52
6.00%, 9/1/31 (1)	50	49
Talos Production, Inc.,
9.00%, 2/1/29 (1)	25	26
9.38%, 2/1/31 (1)	50	52
Targa Resources Corp.,
6.13%, 5/15/55	50	50
TGNR Intermediate Holdings LLC,
5.50%, 10/15/29 (1)	68	67
TransMontaigne Partners LLC,
8.50%, 6/15/30 (1)	37	39
Venture Global Calcasieu Pass LLC,
6.25%, 1/15/30 (1)	50	52
4.13%, 8/15/31 (1)	50	47
Venture Global LNG, Inc.,
8.13%, 6/1/28 (1)	25	26
9.50%, 2/1/29 (1)	232	256
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.44%), 9.00%, 9/30/29 (1) (4) (6)	560	555
8.38%, 6/1/31 (1)	203	213
9.88%, 2/1/32 (1)	233	254
Venture Global Plaquemines LNG LLC,
7.50%, 5/1/33 (1)	98	108
6.50%, 1/15/34 (1)	326	343
7.75%, 5/1/35 (1)	69	78
6.75%, 1/15/36 (1)	258	274
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Oil & Gas Supply Chain – 6.9%continued
Vital Energy, Inc.,
7.75%, 7/31/29 (1)	$13	$13
9.75%, 10/15/30	91	95
7.88%, 4/15/32 (1)	180	175
Wildfire Intermediate Holdings LLC,
7.50%, 10/15/29 (1)	48	49
		10,414
Publishing & Broadcasting – 1.7%
Clear Channel Outdoor Holdings, Inc.,
7.75%, 4/15/28 (1)	200	200
7.50%, 6/1/29 (1)	156	152
7.88%, 4/1/30 (1)	203	213
7.13%, 2/15/31 (1)	147	152
7.50%, 3/15/33 (1)	311	325
Gray Media, Inc.,
10.50%, 7/15/29 (1) †	58	63
4.75%, 10/15/30 (1) †	75	57
5.38%, 11/15/31 (1)	50	38
9.63%, 7/15/32 (1)	96	98
7.25%, 8/15/33 (1)	115	114
iHeartCommunications, Inc.,
9.13%, 5/1/29 (1) †	71	63
10.88%, 5/1/30 (1)	65	44
7.75%, 8/15/30 (1)	64	53
Lamar Media Corp.,
5.38%, 11/1/33 (1)	59	59
McGraw-Hill Education, Inc.,
8.00%, 8/1/29 (1) †	605	616
7.38%, 9/1/31 (1)	25	26
News Corp.,
5.13%, 2/15/32 (1)	50	50
Scripps Escrow II, Inc.,
5.38%, 1/15/31 (1)	25	17
Sinclair Television Group, Inc.,
5.13%, 2/15/27 (1)	25	25
5.50%, 3/1/30 (1) †	25	21
4.38%, 12/31/32 (1)	25	18
8.13%, 2/15/33 (1)	123	126
		2,530
Real Estate Investment Trusts – 2.0%
Brandywine Operating Partnership L.P.,
6.13%, 1/15/31	25	25
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 222 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Real Estate Investment Trusts – 2.0%continued
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL,
4.50%, 4/1/27 (1)	$64	$63
Diversified Healthcare Trust,
7.25%, 10/15/30 (1)	22	22
EF Holdco/EF Cayman Hold/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM,
7.38%, 9/30/30	25	25
Iron Mountain Information Management Services, Inc.,
5.00%, 7/15/32 (1)	175	169
Iron Mountain, Inc.,
4.88%, 9/15/27 (1)	25	25
5.25%, 3/15/28 (1)	50	50
5.00%, 7/15/28 (1)	25	25
5.25%, 7/15/30 (1)	130	129
4.50%, 2/15/31 (1)	100	95
6.25%, 1/15/33 (1)	25	25
4.75%, 1/15/34 [EUR](1)	100	118
Millrose Properties, Inc.,
6.38%, 8/1/30 (1)	165	168
6.25%, 9/15/32 (1)	69	69
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/27	100	97
4.63%, 8/1/29 †	50	42
3.50%, 3/15/31	50	37
8.50%, 2/15/32 (1)	214	227
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
5.88%, 10/1/28 (1)	25	25
4.88%, 5/15/29 (1)	50	49
7.00%, 2/1/30 (1)	70	72
Pebblebrook Hotel L.P./PEB Finance Corp.,
6.38%, 10/15/29 (1)	49	50
Prologis L.P.,
5.25%, 3/15/54	75	73
RHP Hotel Properties L.P./RHP Finance Corp.,
4.50%, 2/15/29 (1)	25	24
6.50%, 4/1/32 (1)	63	65
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Real Estate Investment Trusts – 2.0%continued
6.50%, 6/15/33 (1)	$73	$75
RLJ Lodging Trust L.P.,
3.75%, 7/1/26 (1)	25	25
4.00%, 9/15/29 (1) †	114	108
SBA Communications Corp.,
3.13%, 2/1/29	53	50
Service Properties Trust,
4.75%, 10/1/26	50	50
0.00%, 9/30/27 (1) (2) †	42	37
4.95%, 10/1/29	50	44
4.38%, 2/15/30 †	25	21
8.63%, 11/15/31 (1)	244	260
8.88%, 6/15/32	91	91
Uniti Group L.P./Uniti Fiber Holdings, Inc./CSL Capital LLC,
6.00%, 1/15/30 (1)	75	68
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC,
10.50%, 2/15/28 (1)	104	110
4.75%, 4/15/28 (1)	25	24
6.50%, 2/15/29 (1)	75	70
8.63%, 6/15/32 (1) †	150	143
XHR L.P.,
4.88%, 6/1/29 (1)	25	24
6.63%, 5/15/30 (1)	48	49
		3,018
Real Estate Owners & Developers – 0.2%
Five Point Operating Co. L.P.,
8.00%, 10/1/30 (1)	39	39
Howard Hughes (The) Corp.,
5.38%, 8/1/28 (1)	75	75
4.13%, 2/1/29 (1)	50	48
4.38%, 2/1/31 (1)	42	39
Kennedy-Wilson, Inc.,
4.75%, 3/1/29	25	24
4.75%, 2/1/30	50	47
		272
Real Estate Services – 0.3%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp.,
7.00%, 4/15/30 (1)	119	121
7.00%, 4/15/30	86	87
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  223 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Real Estate Services – 0.3%continued
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.,
5.75%, 1/15/29 (1) †	$50	$48
5.25%, 4/15/30 (1) †	25	23
9.75%, 4/15/30 (1)	25	27
Cushman & Wakefield U.S. Borrower LLC,
6.75%, 5/15/28 (1)	25	25
8.88%, 9/1/31 (1)	86	92
		423
Retail - Consumer Staples – 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC,
4.63%, 1/15/27 (1)	50	50
6.50%, 2/15/28 (1)	75	76
4.88%, 2/15/30 (1)	50	49
6.25%, 3/15/33 (1)	33	34
Ingles Markets, Inc.,
4.00%, 6/15/31 (1)	75	70
Kroger (The) Co.,
5.00%, 9/15/34	50	50
5.65%, 9/15/64	50	49
		378
Retail - Discretionary – 3.3%
Advance Auto Parts, Inc.,
7.00%, 8/1/30 (1)	53	54
7.38%, 8/1/33 (1)	50	52
Asbury Automotive Group, Inc.,
4.63%, 11/15/29 (1)	25	24
5.00%, 2/15/32 (1)	2	2
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
5.75%, 7/15/27 (1)	21	21
4.75%, 4/1/28 (1)	50	48
8.25%, 1/15/30 (1)	25	26
Bath & Body Works, Inc.,
6.63%, 10/1/30 (1)	25	25
6.75%, 7/1/36	75	77
Builders FirstSource, Inc.,
5.00%, 3/1/30 (1)	125	124
4.25%, 2/1/32 (1)	175	165
6.38%, 6/15/32 (1)	75	77
6.38%, 3/1/34 (1)	129	133
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Retail - Discretionary – 3.3%continued
6.75%, 5/15/35 (1)	$81	$85
Carvana Co.,
9.00%, (100% Cash), 6/1/30 (1) (3)	140	146
9.00%, 6/1/31 (1) (3)	383	434
Cougar JV Subsidiary LLC,
8.00%, 5/15/32 (1)	41	44
Foundation Building Materials, Inc.,
6.00%, 3/1/29 (1)	52	53
Gap (The), Inc.,
3.63%, 10/1/29 (1)	25	23
3.88%, 10/1/31 (1)	25	23
Hertz (The) Corp.,
4.63%, 12/1/26 (1) †	25	25
12.63%, 7/15/29 (1)	29	31
LBM Acquisition LLC,
6.25%, 1/15/29 (1) †	75	69
LCM Investments Holdings II LLC,
4.88%, 5/1/29 (1)	80	78
8.25%, 8/1/31 (1)	54	57
Liberty Interactive LLC,
8.25%, 2/1/30	25	3
Lithia Motors, Inc.,
4.63%, 12/15/27 (1)	75	74
3.88%, 6/1/29 (1) †	50	48
5.50%, 10/1/30 (1)	53	53
Macy's Retail Holdings LLC,
4.50%, 12/15/34	25	22
5.13%, 1/15/42	75	59
Mavis Tire Express Services Topco Corp.,
6.50%, 5/15/29 (1)	100	99
Michaels (The) Cos., Inc.,
5.25%, 5/1/28 (1)	25	23
Park River Holdings, Inc.,
6.75%, 8/1/29 (1)	25	25
8.00%, 3/15/31 (1)	51	52
Patrick Industries, Inc.,
4.75%, 5/1/29 (1)	50	49
6.38%, 11/1/32 (1)	740	751
QVC, Inc.,
6.88%, 4/15/29 (1)	8	4
QXO Building Products, Inc.,
6.75%, 4/30/32 (1)	106	110
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 224 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Retail - Discretionary – 3.3%continued
Saks Global Enterprises LLC,
11.00%, 12/15/29 (1)	$67	$34
SGUS LLC,
11.00%, 12/15/29 (1)	29	28
Sonic Automotive, Inc.,
4.63%, 11/15/29 (1)	50	48
Staples, Inc.,
10.75%, 9/1/29 (1)	87	86
12.75%, 1/15/30 (1)	63	50
Wand NewCo 3, Inc.,
7.63%, 1/30/32 (1)	1,020	1,075
White Cap Buyer LLC,
6.88%, 10/15/28 (1) †	438	437
		5,026
Semiconductors – 0.2%
Amkor Technology, Inc.,
5.88%, 10/1/33 (1)	13	13
Coherent Corp.,
5.00%, 12/15/29 (1)	157	155
ON Semiconductor Corp.,
3.88%, 9/1/28 (1)	50	48
Synaptics, Inc.,
4.00%, 6/15/29 (1)	50	48
		264
Software – 4.0%
AthenaHealth Group, Inc.,
6.50%, 2/15/30 (1)	1,941	1,925
Camelot Finance S.A.,
4.50%, 11/1/26 (1)	19	19
Capstone Borrower, Inc.,
8.00%, 6/15/30 (1)	168	176
Castle U.S. Holding Corp.,
10.00%, 6/30/31 (1)	46	7
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.,
8.00%, 6/15/29 (1)	61	54
Central Parent, Inc./CDK Global, Inc.,
7.25%, 6/15/29 (1)	98	84
Cloud Software Group, Inc.,
6.50%, 3/31/29 (1)	324	327
9.00%, 9/30/29 (1)	816	846
8.25%, 6/30/32 (1)	319	338
6.63%, 8/15/33 (1)	50	51
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Software – 4.0%continued
CoreLogic, Inc.,
4.50%, 5/1/28 (1)	$207	$201
CoreWeave, Inc.,
9.25%, 6/1/30 (1)	100	103
9.00%, 2/1/31 (1)	605	620
Elastic N.V.,
4.13%, 7/15/29 (1)	74	71
Ellucian Holdings, Inc.,
6.50%, 12/1/29 (1)	104	106
Gen Digital, Inc.,
6.75%, 9/30/27 (1)	25	25
7.13%, 9/30/30 (1)	50	51
6.25%, 4/1/33 (1)	25	26
GoTo Group, Inc.,
5.50%, 5/1/28 (1)	33	11
McAfee Corp.,
7.38%, 2/15/30 (1)	68	63
Rocket Software, Inc.,
9.00%, 11/28/28 (1)	75	77
SS&C Technologies, Inc.,
5.50%, 9/30/27 (1)	75	75
6.50%, 6/1/32 (1)	173	179
Synopsys, Inc.,
5.70%, 4/1/55	25	25
Twilio, Inc.,
3.63%, 3/15/29	22	21
3.88%, 3/15/31	68	64
UKG, Inc.,
6.88%, 2/1/31 (1)	373	385
X.AI LLC/X.AI Co. Issuer Corp.,
12.50%, 6/30/30	75	79
ZoomInfo Technologies LLC/ZoomInfo Finance Corp.,
3.88%, 2/1/29 (1)	44	42
		6,051
Specialty Finance – 4.8%
Acuris Finance U.S., Inc./Acuris Finance S.a.r.l.,
5.00%, 5/1/28 (1)	200	194
Ally Financial, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.87%), 4.70%, 5/15/26 (4) (6)	50	49
6.70%, 2/14/33 †	50	52
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  225 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Specialty Finance – 4.8%continued
Arbor Realty SR, Inc.,
7.88%, 7/15/30 (1)	$75	$79
Azorra Finance Ltd.,
7.75%, 4/15/30 (1)	58	61
7.25%, 1/15/31 (1)	45	47
Blackstone Mortgage Trust, Inc.,
3.75%, 1/15/27 (1)	101	99
7.75%, 12/1/29 (1)	25	26
Block, Inc.,
5.63%, 8/15/30 (1)	107	108
6.50%, 5/15/32	143	148
6.00%, 8/15/33 (1)	112	115
Boost Newco Borrower LLC,
7.50%, 1/15/31 (1)	200	212
Bread Financial Holdings, Inc.,
9.75%, 3/15/29 (1)	50	53
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.30%), 8.38%, 6/15/35 (1) (4)	34	35
CrossCountry Intermediate HoldCo LLC,
6.50%, 10/1/30 (1)	64	64
EZCORP, Inc.,
7.38%, 4/1/32 (1)	120	128
Fair Isaac Corp.,
6.00%, 5/15/33 (1)	171	173
FirstCash, Inc.,
4.63%, 9/1/28 (1)	25	25
5.63%, 1/1/30 (1)	25	25
6.88%, 3/1/32 (1)	50	52
Freedom Mortgage Corp.,
6.63%, 1/15/27 (1)	125	125
Freedom Mortgage Holdings LLC,
9.25%, 2/1/29 (1)	56	59
9.13%, 5/15/31 (1)	58	62
8.38%, 4/1/32 (1)	36	38
7.88%, 4/1/33 (1)	25	26
FTAI Aviation Investors LLC,
5.50%, 5/1/28 (1)	83	83
7.88%, 12/1/30 (1)	92	98
7.00%, 5/1/31 (1)	151	158
7.00%, 6/15/32 (1)	211	221
5.88%, 4/15/33 (1)	136	137
Jefferson Capital Holdings LLC,
6.00%, 8/15/26 (1)	50	50
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Specialty Finance – 4.8%continued
9.50%, 2/15/29 (1)	$50	$53
8.25%, 5/15/30 (1)	75	78
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/1/27 (1)	25	25
7.00%, 7/15/31 (1)	25	26
LD Holdings Group LLC,
8.75%, 11/1/27 (1)	17	17
6.13%, 4/1/28 (1)	25	23
LFS Topco LLC,
8.75%, 7/15/30 (1)	100	100
Nationstar Mortgage Holdings, Inc.,
6.00%, 1/15/27 (1)	25	25
5.50%, 8/15/28 (1)	50	50
6.50%, 8/1/29 (1)	111	114
5.13%, 12/15/30 (1)	25	25
5.75%, 11/15/31 (1)	46	46
7.13%, 2/1/32 (1)	186	194
Navient Corp.,
6.75%, 6/15/26	75	76
5.50%, 3/15/29 †	25	25
9.38%, 7/25/30	41	45
11.50%, 3/15/31	50	56
7.88%, 6/15/32	46	48
OneMain Finance Corp.,
7.13%, 3/15/26	18	18
6.63%, 1/15/28	25	26
6.63%, 5/15/29	49	50
5.38%, 11/15/29	62	61
7.88%, 3/15/30	97	103
6.13%, 5/15/30 †	104	105
4.00%, 9/15/30	45	42
7.50%, 5/15/31	75	78
7.13%, 11/15/31	95	99
6.75%, 3/15/32	198	202
7.13%, 9/15/32	61	63
6.50%, 3/15/33	94	94
Paysafe Finance PLC/Paysafe Holdings U.S. Corp.,
4.00%, 6/15/29 (1) †	50	46
PennyMac Financial Services, Inc.,
4.25%, 2/15/29 (1)	50	48
7.88%, 12/15/29 (1)	49	52
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 226 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Specialty Finance – 4.8%continued
7.13%, 11/15/30 (1)	$25	$26
5.75%, 9/15/31 (1)	100	99
6.88%, 5/15/32 (1)	74	77
6.88%, 2/15/33 (1)	75	77
6.75%, 2/15/34 (1)	102	104
PHH Escrow Issuer LLC/PHH Corp.,
9.88%, 11/1/29 (1)	50	51
PRA Group, Inc.,
8.38%, 2/1/28 (1)	25	26
8.88%, 1/31/30 (1)	50	52
Rithm Capital Corp.,
8.00%, 4/1/29 (1)	50	51
8.00%, 7/15/30 (1)	25	26
Rocket Cos., Inc.,
6.13%, 8/1/30 (1)	219	225
6.38%, 8/1/33 (1)	318	328
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/26 (1)	26	25
3.88%, 3/1/31 (1)	15	14
4.00%, 10/15/33 (1)	186	170
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
6.75%, 8/15/32 (1)	172	178
SLM Corp.,
3.13%, 11/2/26	25	24
6.50%, 1/31/30	25	26
Starwood Property Trust, Inc.,
7.25%, 4/1/29 (1)	18	19
6.00%, 4/15/30 (1)	92	93
6.50%, 7/1/30 (1)	31	32
6.50%, 10/15/30 (1)	54	56
Synchrony Financial,
7.25%, 2/2/33	50	53
United Wholesale Mortgage LLC,
5.75%, 6/15/27 (1)	25	25
5.50%, 4/15/29 (1)	50	49
UWM Holdings LLC,
6.63%, 2/1/30 (1)	102	104
6.25%, 3/15/31 (1)	54	54
Walker & Dunlop, Inc.,
6.63%, 4/1/33 (1)	54	55
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Specialty Finance – 4.8%continued
WEX, Inc.,
6.50%, 3/15/33 (1)	$217	$222
		7,256
Steel – 2.4%
Big River Steel LLC/BRS Finance Corp.,
6.63%, 1/31/29 (1)	86	86
Carpenter Technology Corp.,
6.38%, 7/15/28	50	50
7.63%, 3/15/30	51	52
Cleveland-Cliffs, Inc.,
6.88%, 11/1/29 (1)	109	111
6.75%, 4/15/30 (1) †	25	25
4.88%, 3/1/31 (1)	25	23
7.50%, 9/15/31 (1)	25	26
7.00%, 3/15/32 (1)	310	313
7.38%, 5/1/33 (1)	310	317
Commercial Metals Co.,
4.13%, 1/15/30	25	24
4.38%, 3/15/32	25	24
Specialty Steel Holdco, Inc.,
14.44%, 11/15/33 (9) (12)	2,490	2,490
TMS International Corp.,
6.25%, 4/15/29 (1)	25	24
		3,565
Technology – 0.1%
ION Platform Finance U.S., Inc.,
7.88%, 9/30/32	200	199
Technology Hardware – 0.8%
CommScope LLC,
8.25%, 3/1/27 (1)	50	51
7.13%, 7/1/28 (1)	50	50
4.75%, 9/1/29 (1)	205	204
CommScope Technologies LLC,
5.00%, 3/15/27 (1)	25	25
Diebold Nixdorf, Inc.,
7.75%, 3/31/30 (1)	25	26
Imola Merger Corp.,
4.75%, 5/15/29 (1)	240	233
NCR Atleos Corp.,
9.50%, 4/1/29 (1)	75	81
NCR Voyix Corp.,
5.00%, 10/1/28 (1)	50	49
5.13%, 4/15/29 (1)	30	30
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  227 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Technology Hardware – 0.8%continued
Seagate Data Storage Technology Pte. Ltd.,
8.25%, 12/15/29 (1)	$40	$42
5.88%, 7/15/30 (1)	49	50
4.13%, 1/15/31 (1)	55	51
8.50%, 7/15/31 (1)	40	42
9.63%, 12/1/32 (1)	70	79
TTM Technologies, Inc.,
4.00%, 3/1/29 (1)	50	48
Viasat, Inc.,
6.50%, 7/15/28 (1)	25	25
7.50%, 5/30/31 (1)	25	24
Viavi Solutions, Inc.,
3.75%, 10/1/29 (1)	37	35
Xerox Corp.,
13.50%, 4/15/31 (1) †	25	24
Zebra Technologies Corp.,
6.50%, 6/1/32 (1)	73	75
		1,244
Telecommunications – 2.7%
Cogent Communications Group LLC/Cogent Finance, Inc.,
7.00%, 6/15/27 (1)	25	25
7.00%, 6/15/27 (1)	25	25
EchoStar Corp.,
10.75%, 11/30/29	347	382
6.75%, 11/30/30 (3)	505	520
Embarq LLC,
8.00%, 6/1/36 †	50	25
Frontier Communications Holdings LLC,
5.88%, 10/15/27 (1)	46	46
5.00%, 5/1/28 (1)	163	163
6.75%, 5/1/29 (1)	97	98
5.88%, 11/1/29 †	75	76
6.00%, 1/15/30 (1) †	107	108
8.75%, 5/15/30 (1)	386	403
8.63%, 3/15/31 (1)	81	85
Frontier North, Inc.,
6.73%, 2/15/28	25	26
Hughes Satellite Systems Corp.,
6.63%, 8/1/26	50	48
Level 3 Financing, Inc.,
4.25%, 7/1/28 (1)	25	23
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Telecommunications – 2.7%continued
3.63%, 1/15/29 (1)	$11	$10
4.88%, 6/15/29 (1)	263	247
3.75%, 7/15/29 (1)	25	21
4.50%, 4/1/30 (1)	170	156
3.88%, 10/15/30 (1)	21	18
4.00%, 4/15/31 (1)	9	7
6.88%, 6/30/33 (1)	359	366
7.00%, 3/31/34 (1)	329	335
Lumen Technologies, Inc.,
4.50%, 1/15/29 (1)	25	23
4.13%, 4/15/29 (1)	60	59
4.13%, 4/15/30 (1)	60	59
10.00%, 10/15/32 (1)	68	69
Windstream Services LLC,
10/15/33 (1) (5)	81	81
Windstream Services LLC/Windstream Escrow Finance Corp.,
8.25%, 10/1/31 (1)	362	375
Zayo Group Holdings, Inc.,
9.25%, 3/9/30 (1) (3) †	178	170
13.75%, 9/9/30 (1) (3)	89	84
		4,133
Transportation & Logistics – 0.8%
Allegiant Travel Co.,
7.25%, 8/15/27 (1)	25	25
American Airlines, Inc.,
7.25%, 2/15/28 (1) †	50	51
8.50%, 5/15/29 (1)	91	95
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26 (1)	6	6
5.75%, 4/20/29 (1)	156	156
Beacon Mobility Corp.,
7.25%, 8/1/30 (1)	25	26
Genesee & Wyoming, Inc.,
6.25%, 4/15/32 (1)	88	90
JetBlue Airways Corp./JetBlue Loyalty L.P.,
9.88%, 9/20/31 (1)	237	240
OneSky Flight LLC,
8.88%, 12/15/29 (1)	72	76
Rand Parent LLC,
8.50%, 2/15/30 (1) †	72	75
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 228 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Transportation & Logistics – 0.8%continued
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
11.00%, 3/12/30 (1) (7) †	$35	$15
Star Leasing Co. LLC,
7.63%, 2/15/30 (1)	25	24
Stonepeak Nile Parent LLC,
7.25%, 3/15/32 (1)	14	15
United Airlines, Inc.,
4.63%, 4/15/29 (1)	63	62
Watco Cos. LLC/Watco Finance Corp.,
7.13%, 8/1/32 (1)	88	91
XPO, Inc.,
6.25%, 6/1/28 (1)	25	26
7.13%, 6/1/31 (1)	25	26
7.13%, 2/1/32 (1)	25	26
		1,125
Transportation Equipment – 0.1%
Allison Transmission, Inc.,
4.75%, 10/1/27 (1)	25	25
3.75%, 1/30/31 (1) †	25	23
JB Poindexter & Co., Inc.,
8.75%, 12/15/31 (1)	50	52
Trinity Industries, Inc.,
7.75%, 7/15/28 (1)	50	52
Wabash National Corp.,
4.50%, 10/15/28 (1)	26	24
		176
Wholesale - Consumer Staples – 0.3%
C&S Group Enterprises LLC,
5.00%, 12/15/28 (1)	25	23
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution, Inc.,
9.00%, 2/15/29 (1)	131	138
Performance Food Group, Inc.,
4.25%, 8/1/29 (1)	50	48
6.13%, 9/15/32 (1)	76	78
U.S. Foods, Inc.,
6.88%, 9/15/28 (1)	25	26
7.25%, 1/15/32 (1)	25	26
5.75%, 4/15/33 (1)	25	25
United Natural Foods, Inc.,
6.75%, 10/15/28 (1)	66	66
		430
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 78.6% continued
Wholesale - Discretionary – 0.0%
Dealer Tire LLC/DT Issuer LLC,
8.00%, 2/1/28(1)	$25	$25
Total Corporate Bonds
(Cost $118,065)		118,219

FOREIGN ISSUER BONDS – 8.7%
Aerospace & Defense – 0.3%
Bombardier, Inc.,
7.88%, 4/15/27 (1) †	21	21
6.00%, 2/15/28 (1)	111	111
8.75%, 11/15/30 (1)	25	27
7.25%, 7/1/31 (1)	53	56
7.00%, 6/1/32 (1) †	26	27
6.75%, 6/15/33 (1)	66	69
Efesto Bidco S.p.A. Efesto U.S. LLC,
7.50%, 2/15/32 (1)	200	204
		515
Asset Management – 0.1%
Brookfield Finance, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.08%), 6.30%, 1/15/55(4)	115	114
Automotive – 0.1%
Nissan Motor Co. Ltd.,
8.13%, 7/17/35(1)	200	215
Banking – 0.3%
Barclays PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.41%), 4.38%, 3/15/28 (4) (6)	200	192
(Variable, USD SOFR ICE Swap Rate 5Y + 5.78%), 9.63%, 12/15/29 (4) (6)	200	227
		419
Biotechnology & Pharmaceuticals – 0.1%
Teva Pharmaceutical Finance Netherlands III B.V.,
3.15%, 10/1/26	81	80
Chemicals – 0.2%
Cerdia Finanz GmbH,
9.38%, 10/3/31 (1)	25	26
Methanex Corp.,
5.13%, 10/15/27	25	25
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  229 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Chemicals – 0.2%continued
NOVA Chemicals Corp.,
5.25%, 6/1/27 (1)	$25	$25
8.50%, 11/15/28 (1)	75	79
4.25%, 5/15/29 (1) †	25	24
9.00%, 2/15/30 (1)	50	54
7.00%, 12/1/31 (1)	25	26
		259
Commercial Support Services – 0.4%
Garda World Security Corp.,
4.63%, 2/15/27 (1)	96	95
7.75%, 2/15/28 (1)	77	79
6.00%, 6/1/29 (1) †	90	89
8.25%, 8/1/32 (1)	200	208
8.38%, 11/15/32 (1)	152	158
Wrangler Holdco Corp.,
6.63%, 4/1/32 (1)	25	26
		655
Containers & Packaging – 0.3%
ARD Finance S.A.,
6.50%, 6/30/27 (1) (3)	215	6
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC,
9.50%, 5/15/30 (1)	530	519
		525
Electric Utilities – 0.0%
TransAlta Corp.,
7.75%, 11/15/29	25	26
Electrical Equipment – 0.2%
TK Elevator Midco GmbH,
4.38%, 7/15/27 [EUR](10)	100	118
TK Elevator U.S. Newco, Inc.,
5.25%, 7/15/27 (1)	200	199
		317
Forestry, Paper & Wood Products – 0.0%
Mercer International, Inc.,
12.88%, 10/1/28 (1)	25	23
5.13%, 2/1/29 †	25	18
		41
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Gas & Water Utilities – 0.0%
AltaGas Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.57%), 7.20%, 10/15/54 (1) (4)	$42	$44
Superior Plus L.P./Superior General Partner, Inc.,
4.50%, 3/15/29 (1)	25	24
		68
Home Construction – 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC,
5.00%, 6/15/29 (1) †	126	120
4.88%, 2/15/30 (1)	25	23
Empire Communities Corp.,
9.75%, 5/1/29 (1)	60	63
Mattamy Group Corp.,
4.63%, 3/1/30 (1)	65	63
		269
Insurance – 1.2%
Ardonagh Finco Ltd.,
7.75%, 2/15/31 (1)	200	209
Ardonagh Group Finance Ltd.,
8.88%, 2/15/32 (1)	400	420
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden U.S. Refinance LLC,
7.25%, 2/15/31 (1)	230	237
8.13%, 2/15/32 (1)	213	221
Jones Deslauriers Insurance Management, Inc.,
8.50%, 3/15/30 (1)	296	311
6.88%, 10/1/33 (1)	386	384
		1,782
IT Services – 0.1%
CA Magnum Holdings,
5.38%, 10/31/26(1)	200	199
Leisure Facilities & Services – 0.5%
1011778 B.C. ULC/New Red Finance, Inc.,
4.38%, 1/15/28 (1)	8	8
6.13%, 6/15/29 (1)	25	25
4.00%, 10/15/30 (1)	262	247
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 230 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Leisure Facilities & Services – 0.5%continued
Great Canadian Gaming Corp./Raptor LLC,
8.75%, 11/15/29 (1)	$124	$123
Melco Resorts Finance Ltd.,
5.38%, 12/4/29 (1)	200	196
Wynn Macau Ltd.,
5.63%, 8/26/28 (1)	200	200
		799
Machinery – 0.1%
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC,
9.00%, 2/15/29(1)	178	186
Metals & Mining – 1.7%
Baffinland Iron Mines Corp./Baffinland Iron Mines L.P.,
8.75%, 7/15/26 (1)	2,035	1,888
Capstone Copper Corp.,
6.75%, 3/31/33 (1)	25	26
Champion Iron Canada, Inc.,
7.88%, 7/15/32 (1)	25	26
ERO Copper Corp.,
6.50%, 2/15/30 (1)	73	73
Fortescue Treasury Pty. Ltd.,
5.88%, 4/15/30 (1)	25	26
4.38%, 4/1/31 (1)	100	95
6.13%, 4/15/32 (1)	75	78
Hudbay Minerals, Inc.,
4.50%, 4/1/26 (1)	25	25
IAMGOLD Corp.,
5.75%, 10/15/28 (1)	25	25
Mineral Resources Ltd.,
8.13%, 5/1/27 (1)	50	50
8.00%, 11/1/27 (1)	25	25
8.50%, 5/1/30 (1)	50	52
4/1/31 (1) (5)	25	25
New Gold, Inc.,
6.88%, 4/1/32 (1)	60	63
Taseko Mines Ltd.,
8.25%, 5/1/30 (1)	25	26
		2,503
Oil & Gas Services & Equipment – 0.1%
Enerflex Ltd.,
9.00%, 10/15/27 (1)	68	69
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Oil & Gas Services & Equipment – 0.1%continued
Precision Drilling Corp.,
6.88%, 1/15/29 (1)	$25	$25
		94
Oil & Gas Supply Chain – 0.9%
Baytex Energy Corp.,
8.50%, 4/30/30 (1)	50	51
Enbridge, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.97%), 7.20%, 6/27/54 (4)	35	37
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.12%), 7.38%, 3/15/55 (4)	43	45
MEG Energy Corp.,
5.88%, 2/1/29 (1)	25	25
Northriver Midstream Finance L.P.,
6.75%, 7/15/32 (1)	70	72
OGX Austria GmbH,
8.50%, 6/1/18 (1) (7) (8)	2,420	—
8.38%, 4/1/22 (1) (7) (9)	1,800	—
Parkland Corp.,
4.50%, 10/1/29 (1)	125	122
4.63%, 5/1/30 (1)	50	49
6.63%, 8/15/32 (1)	36	37
Saturn Oil & Gas, Inc.,
9.63%, 6/15/29 (1) †	23	24
South Bow Canadian Infrastructure Holdings Ltd.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.67%), 7.50%, 3/1/55 (4)	25	26
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.95%), 7.63%, 3/1/55 (4)	25	26
Teine Energy Ltd.,
6.88%, 4/15/29 (1)	810	797
Vermilion Energy, Inc.,
6.88%, 5/1/30 (1)	50	49
		1,360
Retail - Consumer Staples – 0.1%
Boots Group Finco L.P.,
5.38%, 8/31/32(1)	100	121
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  231 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Software – 0.2%
Dye & Durham Ltd.,
8.63%, 4/15/29 (1)	$25	$25
Open Text Corp.,
3.88%, 2/15/28 (1)	50	49
3.88%, 12/1/29 (1)	50	47
Open Text Holdings, Inc.,
4.13%, 2/15/30 (1)	50	47
4.13%, 12/1/31 (1)	75	69
		237
Specialty Finance – 0.3%
GGAM Finance Ltd.,
8.00%, 6/15/28 (1)	28	30
6.88%, 4/15/29 (1)	50	52
5.88%, 3/15/30 (1)	25	25
Global Aircraft Leasing Co. Ltd.,
8.75%, 9/1/27 (1)	75	78
goeasy Ltd.,
9.25%, 12/1/28 (1)	25	26
7.63%, 7/1/29 (1)	25	25
6.88%, 5/15/30 (1)	25	25
6.88%, 2/15/31 (1)	25	24
Phoenix Aviation Capital Ltd.,
9.25%, 7/15/30 (1)	74	79
TrueNoord Capital DAC,
8.75%, 3/1/30 (1)	50	53
		417
Steel – 0.0%
Algoma Steel, Inc.,
9.13%, 4/15/29 (1)	25	21
Infrabuild Australia Pty. Ltd.,
14.50%, 11/15/28 (1)	25	27
		48
Telecommunications – 1.1%
Altice Financing S.A.,
5.75%, 8/15/29 (1) †	200	151
Altice France Holding S.A.,
10.50%, 5/15/27 (1) (7)	200	71
6.00%, 2/15/28 (1) (7)	200	71
Altice France S.A.,
8.13%, 2/1/27 (1) (7)	200	190
5.50%, 1/15/28 (1)	370	326
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 8.7% continued
Telecommunications – 1.1%continued
Digicel Group Holdings Ltd.,
0.00%, 12/31/30 (1) (2) (9)	$28	$1
0.00%, 12/31/30 (1) (2) (9) (13)	—	—
0.00%, 12/31/30 (1) (2) (8) (9)	9	—
Digicel International Finance Ltd./Difl U.S. LLC,
8.63%, 8/1/32 (1)	200	206
Rogers Communications, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.62%), 7.13%, 4/15/55 (4)	25	27
Telecom Italia Capital S.A.,
7.20%, 7/18/36	10	11
7.72%, 6/4/38	68	75
Telesat Canada/Telesat LLC,
5.63%, 12/6/26 (1)	50	40
4.88%, 6/1/27 (1)	50	38
6.50%, 10/15/27 (1)	25	12
Vmed O2 UK Financing I PLC,
4.25%, 1/31/31 (1)	200	185
4.75%, 7/15/31 (1)	200	188
Vodafone Group PLC,
(Variable, USD Swap 5Y + 4.87%), 7.00%, 4/4/79 (4)	50	53
		1,645
Transportation & Logistics – 0.2%
Latam Airlines Group S.A.,
7.88%, 4/15/30 (1)	50	52
Seaspan Corp.,
5.50%, 8/1/29 (1)	25	24
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
7.88%, 5/1/27 (1)	100	101
9.50%, 6/1/28 (1)	25	26
6.38%, 2/1/30 (1)	50	49
		252
Total Foreign Issuer Bonds
(Cost $17,272)		13,146

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 232 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS – 5.0% (11)
Advertising & Marketing – 0.1%
Neptune BidCo U.S., Inc., Dollar Term B Loan,
(Floating, CME Term SOFR USD 3M + 5.00%, 0.50% Floor), 9.43%, 4/11/29	$70	$67
Summer Bidco B LLC, Extended Facility B,
(Floating, CME Term SOFR USD 3M + 5.00%), 9.26%, 2/15/29	17	17
		84
Aerospace & Defense – 0.0%
Kaman Corp., Delayed Draw Term Loan,
2/26/32 (14)	4	4
Kaman Corp., Initial Term Loan,
(Floating, CME Term SOFR USD 6M + 2.50%, 0.50% Floor), 6.54%, 2/26/32	4	4
(Floating, CME Term SOFR USD 3M + 2.50%, 0.50% Floor), 6.70%, 2/26/32	12	12
Signia Aerospace LLC, 2025 Delayed Draw Term Loan,
12/11/31 (9) (14) (15)	1	1
Signia Aerospace LLC, 2025 Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 2.75%, 0.50% Floor), 6.74%, 12/11/31 (13)	—	—
(Floating, CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 6.91%, 12/11/31	11	11
(Floating, CME Term SOFR USD 3M + 2.75%, 0.50% Floor), 7.06%, 12/11/31 (13)	—	—
		32
Apparel & Textile Products – 0.0%
Beach Acquisition Bidco LLC, Tranche B-1 Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 7.31%, 9/12/32	49	49
Champ Acquisition Corp., Initial Term Loan,
(Floating, CME Term SOFR USD 6M + 4.00%), 8.17%, 11/25/31 (13)	—	—
		49
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.0% (11)continued
Asset Management – 0.0%
Acuren Delaware Holdco, Inc., Amendment No. 1 Term Loan,
(Floating, CME Term SOFR USD 1M + 2.75%), 6.91%, 7/30/31	$8	$8
Osaic Holdings, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%), 7.16%, 7/30/32	37	36
		44
Automotive – 0.1%
Clarios Global L.P., Amendment No. 6 Dollar Term Loan,
(Floating, CME Term SOFR USD 1M + 2.75%), 6.91%, 1/28/32	45	45
Tenneco, Inc., Term A Loan,
(Floating, CME Term SOFR USD 3M + 4.75%, 0.50% Floor), 9.05%, 11/17/28	6	6
Tenneco, Inc., Term B Loan,
(Floating, CME Term SOFR USD 3M + 5.00%, 0.50% Floor), 9.10%, 11/17/28 (13)	—	—
(Floating, CME Term SOFR USD 3M + 5.00%, 0.50% Floor), 9.30%, 11/17/28	37	36
		87
Beverages – 0.0%
Sazerac Co., Inc., Incremental Term B-1 Loan,
(Floating, CME Term SOFR USD 1M + 2.50%), 6.70%, 7/9/32	18	18
Biotechnology & Pharmaceuticals – 0.1%
1261229 BC Ltd., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 6.25%), 10.41%, 10/8/30	25	25
Amneal Pharmaceuticals LLC, Amendment No.1 Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 7.66%, 8/1/32	62	62
Endo Finance Holdings, Inc., 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 4.00%, 0.50% Floor), 8.16%, 4/23/31	35	35
		122
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  233 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.0% (11)continued
Cable & Satellite – 0.2%
CSC Holdings LLC, 2022 Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 4.50%), 8.65%, 1/18/28	$37	$37
CSC Holdings LLC, September 2019 Initial Term Loan,
(Floating, PRIME USD 3M + 1.50%, 1.00% Floor), 8.75%, 4/15/27	42	41
DIRECTV Financing LLC, 2025 Incremental Term B Loan,
(Floating, CME Term SOFR USD 3M + 5.50%, 0.75% Floor), 9.81%, 2/17/31	138	134
Radiate Holdco LLC, First Out Term Loan,
(Floating, PIK Interest USD 1M + 1.50%, 0.75% Floor), 1.50%, 9/25/29	36	29
(Floating, CME Term SOFR USD 1M + 3.50%, 0.75% Floor), 7.78%, 9/25/29	36	29
		270
Capital Goods – 0.1%
Pinnacle Buyer LLC, Delayed Draw Term B Loan,
10/1/32 (14)	3	4
Pinnacle Buyer LLC, Initial Term B Loan,
10/1/32 (14)	19	19
Vortex Opco LLC, First-Out New Money Term Loan,
(Floating, CME Term SOFR USD 3M + 6.25%, 0.50% Floor), 10.25%, 4/30/30	11	11
Vortex Opco LLC, Second-Out New Money Term Loan,
(Floating, CME Term SOFR USD 3M + 4.25%, 0.50% Floor), 8.37%, 12/17/28	39	8
Wilsonart LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.25%), 8.25%, 8/5/31	29	28
		70
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.0% (11)continued
Chemicals – 0.1%
Discovery Purchaser Corp., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%, 0.50% Floor), 8.08%, 10/4/29	$57	$56
Herens Holdco S.a.r.l., Facility B,
(Floating, CME Term SOFR USD 3M + 3.93%, 0.75% Floor), 8.03%, 7/3/28	81	73
Momentive Performance Materials, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 4.00%), 8.16%, 3/29/28	16	16
Olympus Water U.S. Holding Corp., Term Loan B,
7/23/32 (14)	34	34
Qnity Electronics, Inc., Term Loan B,
8/12/32 (14)	30	30
SCUR-Alpha 2505 GmbH & Co. KG, Tranche B-2 Term Loan,
4/8/31 (14)	6	6
		215
Commercial Support Services – 0.0%
Allied Universal Holdco LLC, Amendment No. 7 Replacement U.S. Dollar Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%), 7.51%, 8/20/32	39	39
Camelot U.S. Acquisition LLC, Amendment No. 7 Incremental Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%), 7.41%, 1/31/31	30	30
		69
Communications – 0.4%
Coral-U.S. Co-Borrower LLC, Term B-7 Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 7.57%, 1/31/32	21	20
Digicel International Finance Ltd., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 5.25%), 9.49%, 8/6/32	48	48
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 234 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.0% (11)continued
Communications – 0.4%continued
Sterling Entertainment Enterprises LLC, Initial Loan,
(Floating, PIK Interest USD 6M + 7.50%), 7.50%, 4/10/26 (9) (12)	$593	$255
10.25%, 4/10/26 (9)	592	255
Windstream Services LLC, 2025 Term Loan,
10/6/32 (14)	33	33
		611
Construction Materials – 0.0%
Quikrete Holdings, Inc., Tranche B-3 Term Loan,
(Floating, CME Term SOFR USD 1M + 2.25%), 6.41%, 2/10/32	50	50
Consumer Non-Cyclical – 0.0%
ACP Tara Holdings, Inc., Term Loan B,
9/17/32(14)	14	14
Containers & Packaging – 0.0%
LABL, Inc., Initial Dollar Term Loan,
(Floating, CME Term SOFR USD 1M + 5.00%, 0.50% Floor), 9.26%, 10/30/28	41	33
Electric Utilities – 0.1%
Alpha Generation LLC, Initial Term B Loan,
(Floating, CME Term SOFR USD 1M + 2.00%), 6.16%, 9/30/31	49	49
Lightning Power LLC, Initial Term B Loan,
(Floating, CME Term SOFR USD 3M + 2.25%), 6.25%, 8/18/31	25	25
		74
Electrical Equipment – 0.0%
LSF12 Crown U.S. Commercial Bidco LLC, 2025 Refinancing Term Loan,
12/2/31 (14)	12	12
(Floating, CME Term SOFR USD 1M + 3.50%), 7.66%, 12/2/31	29	29
		41
Energy – 0.0%
Stakeholder Midstream LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 6M + 4.00%), 8.04%, 1/1/31	39	39
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.0% (11)continued
Engineering & Construction – 0.1%
Brand Industrial Services, Inc., Tranche C Term Loan,
(Floating, CME Term SOFR USD 3M + 4.50%, 0.50% Floor), 8.80%, 8/1/30	$117	$106
Entertainment Content – 0.0%
Allen Media LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 5.50%), 9.65%, 2/10/27	47	33
Food – 0.0%
Chobani LLC, 2025 New Term Loan,
(Floating, CME Term SOFR USD 1M + 2.50%), 6.66%, 10/25/27	3	3
Forestry, Paper & Wood Products – 0.0%
Glatfelter Corp., Term Loan,
(Floating, CME Term SOFR USD 3M + 4.25%), 8.45%, 11/4/31	47	46
Health Care Facilities & Services – 0.2%
Gainwell Acquisition Corp., Term B Loan,
(Floating, CME Term SOFR USD 3M + 4.00%, 0.75% Floor), 8.10%, 10/1/27	122	120
LifePoint Health, Inc., 2024-1 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%), 8.07%, 5/17/31	40	39
LifePoint Health, Inc., 2024-2 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 3.50%), 7.66%, 5/19/31	30	30
MPH Acquisition Holdings LLC, Exchange First Out Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%, 0.50% Floor), 8.06%, 12/31/30	9	9
Paradigm Parent LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.50%), 8.82%, 4/16/32	50	45
Star Parent, Inc., Term Loan B,
(Floating, CME Term SOFR USD 3M + 4.00%), 8.00%, 9/27/30	72	72
		315
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  235 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.0% (11)continued
Home & Office Products – 0.0%
Hunter Douglas Holding B.V., Amendment No. 3 Tranche B-1 Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 7.25%, 1/17/32	$10	$10
SWF Holdings I Corp., Delayed Draw Term Loan,
12/19/29 (14) (15)	17	17
SWF Holdings I Corp., Tranche A-1 Term Loan,
(Floating, CME Term SOFR USD 1M + 4.50%, 1.00% Floor), 8.66%, 12/19/29	12	12
		39
Home Construction – 0.0%
CP Atlas Buyer, Inc., 2025 Term B Loan,
(Floating, CME Term SOFR USD 1M + 5.25%), 9.41%, 7/8/30	42	41
Institutional Financial Services – 0.0%
Summit Acquisition, Inc., Amendment No. 1 Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%), 7.66%, 10/16/31	28	28
Insurance – 0.6%
Ardonagh Midco 3 Ltd., Syndicated Facility B,
(Floating, CME Term SOFR USD 3M + 2.75%), 6.75%, 2/15/31	2	2
(Floating, CME Term SOFR USD 6M + 2.75%), 6.95%, 2/15/31	32	32
Asurion LLC, New B-4 Term Loan,
(Floating, CME Term SOFR USD 1M + 5.25%), 9.53%, 1/20/29	810	774
Asurion LLC, New Term B-13 Term Loan,
(Floating, CME Term SOFR USD 1M + 4.25%), 8.41%, 9/19/30	29	29
HIG Finance 2 Ltd., 2024-2 Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 7.66%, 4/18/30	6	6
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.0% (11)continued
Insurance – 0.6%continued
OneDigital Borrower LLC, 2025 Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor), 7.16%, 7/2/31	$6	$6
Truist Insurance Holdings LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.75%), 8.75%, 5/6/32	110	112
		961
Internet Media & Services – 0.1%
Endurance International Group Holdings, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.75% Floor), 7.84%, 2/10/28	24	12
MH Sub I LLC, 2023 May Incremental Term Loan,
(Floating, CME Term SOFR USD 3M + 4.25%, 0.50% Floor), 8.25%, 5/3/28	83	80
Stubhub Holdco Sub LLC, Extended USD Term B Loan,
(Floating, CME Term SOFR USD 1M + 4.75%), 8.91%, 3/15/30	33	33
		125
IT Services – 0.3%
Amentum Holdings, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 2.25%), 6.41%, 9/29/31	60	60
Fortress Intermediate 3, Inc., Tranche B Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%), 7.25%, 6/27/31	7	7
X Corp., Tranche B-3 Term Loan,
9.50%, 10/26/29	384	385
		452
Leisure Facilities & Services – 0.1%
City Football Group Ltd., Term B-1 Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 7.78%, 7/21/30	36	36
EOC Borrower LLC, Term B Loan,
(Floating, CME Term SOFR USD 1M + 3.00%), 7.16%, 3/24/32	18	18
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 236 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.0% (11)continued
Leisure Facilities & Services – 0.1%continued
Great Canadian Gaming Corp., 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 4.75%), 8.75%, 11/1/29	$21	$20
OVG Business Services LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%), 7.16%, 6/25/31	2	2
Sabre GLBL, Inc., 2021 Other Term B-1 Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 7.78%, 12/17/27	2	2
Sabre GLBL, Inc., 2021 Other Term B-2 Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 7.78%, 12/17/27	1	1
Sabre GLBL, Inc., 2022 Other Term B Loan,
(Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor), 8.51%, 6/30/28	1	1
Sabre GLBL, Inc., 2024 Term B-1 Loan,
(Floating, CME Term SOFR USD 1M + 6.00%, 0.50% Floor), 10.26%, 11/15/29	7	7
Sabre GLBL, Inc., 2024 Term B-2 Loan,
(Floating, CME Term SOFR USD 1M + 6.00%, 0.50% Floor), 10.26%, 11/15/29	2	2
		89
Machinery – 0.1%
GrafTech Global Enterprises, Inc., Delayed Draw Term Loan,
12/21/29 (14) (15)	13	13
GrafTech Global Enterprises, Inc., Term Loan,
(Floating, CME Term SOFR USD 1M + 6.00%, 2.00% Floor), 10.16%, 12/21/29	22	23
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.0% (11)continued
Machinery – 0.1%continued
Husky Injection Molding Systems Ltd., Amendment No. 5 Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 3.75%), 7.92%, 2/15/29	$50	$50
(Floating, CME Term SOFR USD 6M + 3.75%), 7.92%, 2/15/29	50	50
		136
Medical Equipment & Devices – 0.1%
Bausch + Lomb Corp., First Incremental Term Loan,
(Floating, CME Term SOFR USD 1M + 4.00%), 8.17%, 9/29/28	52	52
Bausch + Lomb Corp., Third Amendment Term Loan,
(Floating, CME Term SOFR USD 1M + 4.25%), 8.41%, 1/15/31	87	86
		138
Oil & Gas Services & Equipment – 0.0%
Star Holding LLC, Term B Loan,
(Floating, CME Term SOFR USD 1M + 4.50%), 8.66%, 7/31/31	16	15
Other Industrial – 0.0%
Jupiter Buyer, Inc., Initial Delayed Draw Term Loan,
11/1/31 (14) (15)	2	2
Jupiter Buyer, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.25%), 8.25%, 11/1/31	14	14
		16
Publishing & Broadcasting – 0.1%
Clear Channel Outdoor Holdings, Inc., 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 1M + 4.00%), 8.28%, 8/21/28	89	89
Gray Television, Inc., Term D Loan,
(Floating, CME Term SOFR USD 1M + 3.00%), 7.39%, 12/1/28	25	25
Gray Television, Inc., Term F Loan,
(Floating, CME Term SOFR USD 1M + 5.25%), 9.53%, 6/4/29 (13)	—	—
iHeartCommunications, Inc., Initial Term Loan,
5/1/29 (14)	75	66
		180
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  237 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.0% (11)continued
Retail - Consumer Staples – 0.1%
Boots Group Finco L.P., Closing Date Dollar Term Loan,
(Floating, CME Term SOFR USD 3M + 3.50%), 7.71%, 8/30/32	$118	$118
Retail - Discretionary – 0.2%
Champions Holdco, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.75%), 8.95%, 2/23/29	75	70
Foundation Building Materials, Inc., 2024 Incremental Term Loan,
(Floating, CME Term SOFR USD 3M + 4.00%), 8.31%, 1/29/31	68	68
Foundation Building Materials, Inc., 2025 Incremental Term Loan,
(Floating, PRIME USD 3M + 4.25%), 11.50%, 1/29/31	14	15
Foundation Building Materials, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%, 0.50% Floor), 7.82%, 1/31/28	25	25
Wand Newco 3, Inc., Tranche B-2 Term Loan,
(Floating, CME Term SOFR USD 1M + 2.50%), 6.66%, 1/30/31	38	38
White Cap Supply Holdings LLC, Tranche C Term Loan,
10/19/29 (14)	4	4
(Floating, CME Term SOFR USD 1M + 3.25%), 7.42%, 10/19/29	62	61
		281
Semiconductors – 0.0%
Gryphon Acquire NewCo LLC, Term Loan,
(Floating, CME Term SOFR USD 6M + 3.00%), 6.88%, 9/10/32	29	29
Software – 0.9%
Applied Systems, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 4.50%), 8.50%, 2/23/32	14	14
Ascend Learning LLC, Amendment No. 5 Incremental Term Loan,
(Floating, CME Term SOFR USD 1M + 3.00%, 0.50% Floor), 7.16%, 12/11/28	2	2
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.0% (11)continued
Software – 0.9%continued
athenahealth Group, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 6.91%, 2/15/29	$112	$112
Boxer Parent Co., Inc., 2031 Replacement Dollar Term Loan,
(Floating, CME Term SOFR USD 3M + 3.00%), 7.20%, 7/30/31	28	28
Boxer Parent Co., Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 5.75%), 9.95%, 7/30/32	41	40
Central Parent LLC, 2024 Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 7.25%, 7/6/29	14	12
Cloud Software Group, Inc., Tenth Amendment Tranche B-1 Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 7.25%, 8/13/32	24	24
Cloud Software Group, Inc., Tenth Amendment Tranche B-2 Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 7.25%, 3/21/31	71	71
Cloudera, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 6.00%), 10.26%, 10/8/29 (12)	32	29
Clover Holdings 2 LLC, Initial Fixed Rate Term Loan,
7.75%, 12/9/31	349	351
CoreLogic, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%, 0.50% Floor), 7.78%, 6/2/28	29	29
Cotiviti, Inc., Initial Fixed Rate Term Loan,
7.63%, 5/1/31	410	411
Ellucian Holdings, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 2.75%, 0.50% Floor), 6.91%, 10/9/29	8	8
(Floating, CME Term SOFR USD 1M + 4.75%, 0.50% Floor), 8.91%, 11/22/32	129	132
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 238 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.0% (11)continued
Software – 0.9%continued
Mitchell International, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 3.25%, 0.50% Floor), 7.41%, 6/17/31	$14	$14
Proofpoint, Inc., Term Loan,
8/31/28 (14)	9	9
RealPage, Inc., 2024-1 Incremental Term Loan,
(Floating, CME Term SOFR USD 3M + 3.75%, 0.50% Floor), 7.75%, 4/24/28	29	29
		1,315
Specialty Finance – 0.0%
Osttra Group Ltd., Term Loan,
5/20/32 (14)	15	15
Vericast Corp., 2024 Extended Term Loan,
(Floating, CME Term SOFR USD 6M + 7.75%, 3.75% Floor), 11.62%, 6/15/30	52	51
		66
Technology – 0.1%
Finastra U.S.A, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 7.00%), 11.04%, 9/15/33	26	26
Finastra U.S.A, Inc., Initial USD Term Loan,
(Floating, CME Term SOFR USD 3M + 4.00%), 8.04%, 9/15/32	107	106
ION Platform Finance U.S., Inc., Term Loan,
9/30/32 (14)	48	48
		180
Technology Hardware – 0.1%
Atlas CC Acquisition Corp., Second Out Term B Loan,
(Floating, CME Term SOFR USD 3M + 4.25%, 0.75% Floor), 8.83%, 5/25/29	27	16
Atlas CC Acquisition Corp., Second Out Term C Loan,
(Floating, CME Term SOFR USD 3M + 4.25%, 0.75% Floor), 8.83%, 5/25/29	6	3
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.0% (11)continued
Technology Hardware – 0.1%continued
Commscope LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 4.75%, 2.00% Floor), 8.91%, 12/17/29	$60	$60
Delta Topco, Inc., Second Amendment Refinancing Term Loan,
(Floating, CME Term SOFR USD 3M + 5.25%), 9.24%, 11/29/30	4	4
(Floating, CME Term SOFR USD 1M + 5.25%), 9.52%, 11/29/30	8	8
		91
Telecommunications – 0.5%
Altice France S.A., USD TLB Loan,
(Floating, CME Term SOFR USD 3M + 5.50%), 9.82%, 8/15/28	97	94
Frontier Communications Holdings LLC, Initial Term Loan,
(Floating, CME Term SOFR USD 1M + 2.50%), 6.65%, 7/1/31	15	15
Level 3 Financing, Inc., Term B-3 Refinancing Loan Retired 09/29/2025,
(Floating, CME Term SOFR USD 1M + 4.25%, 0.50% Floor), 8.58%, 3/29/32	200	200
Level 3 Financing, Inc., Term B-4 Refinancing Loans,
3/29/32 (14)	24	24
Lumen Technologies, Inc., Term A Loan,
(Floating, CME Term SOFR USD 1M + 6.00%, 2.00% Floor), 10.16%, 6/1/28	13	13
Lumen Technologies, Inc., Term B-1 Loan,
(Floating, CME Term SOFR USD 1M + 2.35%, 2.00% Floor), 6.63%, 4/16/29	50	50
Lumen Technologies, Inc., Term B-2 Loan,
(Floating, CME Term SOFR USD 1M + 2.35%, 2.00% Floor), 6.63%, 4/15/30	20	20
Polar U.S. Borrower LLC, Term B-1-B Loan,
(Floating, PIK Interest USD 3M + 0.75%), 0.75%, 10/16/28	25	3
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  239 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
TERM LOANS - 5.0% (11)continued
Telecommunications – 0.5%continued
(Floating, CME Term SOFR USD 3M + 4.75%), 9.16%, 10/16/28	$25	$3
Windstream Services LLC, 2024 Term Loan,
(Floating, CME Term SOFR USD 1M + 4.75%), 9.01%, 10/1/31	49	49
Zayo Group Holdings, Inc., Initial Dollar Term Loan,
(Floating, CME Term SOFR USD 1M + 3.50%), 7.77%, 3/11/30	199	196
(Floating, CME Term SOFR USD 1M + 3.50%), 7.77%, 3/11/30	25	24
		691
Transportation & Logistics – 0.1%
WestJet Loyalty L.P., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 3.25%), 7.25%, 2/14/31	74	74
Wholesale - Consumer Staples – 0.1%
Northeast Grocery, Inc., Initial Term Loan,
(Floating, CME Term SOFR USD 3M + 7.50%, 1.00% Floor), 11.69%, 12/13/28	90	91
Total Term Loans
(Cost $8,339)		7,581

	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS – 2.9%
Biotechnology & Pharmaceuticals – 0.0%
Endo Guc Trust, Class A(9) *	10,702	$—
Chemicals – 0.0%
Cornerstone Capital Corp.(9) (12) *	602	—
Utex Industries, Inc.(12) *	2,200	63
		63
Construction Materials – 0.0%
Hardwood Holdings LLC(9) *	187	2
Consumer Cyclical – 0.0%
Rite Aid Corp.(8) (9) *	57	—
Rite Aid Corp.(8) (9) (12) *	3,929	—
		—
Consumer Finance – 0.0%
Curo Group Holdings LLC(9) *	549	4
	NUMBER OF SHARES	VALUE (000S)
COMMON STOCKS - 2.9%continued
Diversified Telecommunication Services – 0.0%
Intelsat S.A./Luxembourg(9) *	1,201	$16
Financial Services – 0.0%
XBP Global Holdings, Inc.*	7,465	6
Gas Utilities – 0.0%
Ferrellgas Partners L.P., Class B*	180	28
Health Care Facilities & Services – 0.0%
CHPPR Holdings, Inc.(9) *	20	1
Hotels, Restaurants & Leisure – 0.0%
Churchill Downs, Inc.	408	40
Media – 0.0%
iHeartMedia, Inc., Class A*	419	1
Metals & Mining – 2.6%
Constellium S.E.*	8,208	122
Real Alloy Parent, Inc.(9) (12) *	48	3,719
		3,841
Oil, Gas & Consumable Fuels – 0.0%
Cloud Peak Energy, Inc.(9) *	20	—
Passenger Airlines – 0.0%
Spirit Aviation Holdings, Inc.(8) *	358	—
Pharmaceuticals – 0.1%
Mallinckrodt PLC(9) *	416	41
Mallinckrodt PLC(9) *	481	47
		88
Specialized Finance – 0.1%
Carnelian Point Holdings L.P.(9) *	50	1
Carnelian Point Holdings L.P.(9) (12) *	8,610	93
		94
Specialized Real Estate Investment Trusts – 0.1%
VICI Properties, Inc.	3,999	130
Wireless Telecommunication Services – 0.0%
Intelsat S.A./Luxembourg(9) (12) *	1,201	—
Total Common Stocks
(Cost $2,550)		4,314

CONVERTIBLE PREFERRED STOCKS – 0.0%
Aerospace & Defense – 0.0%
Boeing (The) Co., 6.00%	634	44
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 240 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
CONVERTIBLE PREFERRED STOCKS - 0.0%continued
Financial Services – 0.0%
Shift4 Payments, Inc., 6.00%	241	$23
Total Convertible Preferred Stocks
(Cost $56)		67

MASTER LIMITED PARTNERSHIPS – 0.2%
Oil, Gas & Consumable Fuels – 0.2%
Energy Transfer L.P.	7,215	124
Enterprise Products Partners L.P.	2,802	87
MPLX L.P.	962	48
Plains All American Pipeline L.P.	337	6
Western Midstream Partners L.P.	250	10
		275
Total Master Limited Partnerships
(Cost $270)		275

PREFERRED STOCKS – 0.0%
Software – 0.0%
Strategy, Inc., 10.00%	600	47
Total Preferred Stocks
(Cost $51)		47

OTHER – 0.0%
Escrow Appvion, Inc. (9) (12) *	225,000	—
Escrow Cloud Peak Energy, Inc. (9) (12) *	250,000	3
Escrow Endo Luxembourg Finance Co. I S.a.r.l./Endo U.S., Inc. (1) (9) *	50,000	—
Escrow GenOn Energy, Inc. (9) (12) *	25,000	—
Escrow Hertz (The) Corp. (1) *	125,000	6
Escrow High Ridge Brands Co. (1) (9) *	1,100,000	—
Escrow Par Pharmaceutical, Inc. (1) (9) *	111,000	—
Escrow Rite Aid Corp. (9) (12) *	63,000	—
Escrow Rite Aid Corp. (1) (9) *	11,539	—
Escrow Washington Mutual Bank (9) (12) *	250,000	3
Total Other
(Cost $110)		12

	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS – 0.0%
Audacy, Inc., Exp. 12/31/49, Strike $0.00(9) *	38	$1
Audacy, Inc., Exp. 12/31/49, Strike $0.00(9) *	46	—
	NUMBER OF WARRANTS	VALUE (000S)
WARRANTS - 0.0%continued
Audacy, Inc., Exp. 12/31/49, Strike $0.00(9) *	8	$—
CHPPR Holdings, Inc., Exp. 12/31/49, Strike $0.00(9) *	111	—
CHPPR Holdings, Inc., Exp. 12/31/49, Strike $0.00(9) *	53	—
Curo Group Holdings LLC, Exp. 7/19/31, Strike $0.00(9) *	960	—
Utex Industries, Inc., Exp. 12/31/49, Strike $0.00(9) (12) *	5,500	—
Total Warrants
(Cost $1)		1

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 12.0%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.18%(16) (17) (18)	11,527,203	$11,527
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(16) (17)	6,463,842	6,464
Total Investment Companies
(Cost $17,991)		17,991

Total Investments – 107.7%
(Cost $165,153)		162,107
Liabilities less Other Assets – (7.7%)		(11,595)
NET ASSETS – 100.0%		$150,512

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At September 30,
2025, the value of these securities amounted to approximately
$115,188,000 or 76.5% of net assets.

(2)	Zero coupon bond.
(3)	Security is a payment in-kind bond (PIK), distributions received in-kind unless otherwise noted in the description.
(4)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2025.
(5)	When-Issued Security. Coupon rate is not in effect at September 30, 2025.
(6)	Perpetual bond. Maturity date represents next call date.
(7)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(8)	Value rounds to less than one thousand.
(9)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(10)
Security exempt from registration pursuant to Regulation S under the
Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  241 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
(11)	Variable or floating rate security. Rate as of September 30, 2025 is disclosed.
(12)
Restricted security. At September 30, 2025, the value of these restricted securities amounted to approximately $6,655,000 or 4.4% of net assets.
Additional information on these restricted securities are as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	COST (000S)
Carnelian Point Holdings L.P.	7/5/22-8/6/24	$53
Cloudera, Inc., Initial Term Loan, 10.26%, 10/8/29	2/27/23	30
Cornerstone Capital Corp.	1/26/24	25
Escrow Appvion, Inc.	8/24/18	—
Escrow Cloud Peak Energy, Inc.	7/29/16-12/11/18	110
Escrow GenOn Energy, Inc.	12/19/18	—
Escrow Rite Aid Corp.	9/4/24	—
Escrow Washington Mutual Bank	10/11/17	—
Intelsat S.A./Luxembourg	8/29/25	—
Real Alloy Parent, Inc.	5/31/18	1,738
Rite Aid Corp.	9/4/24	6
Specialty Steel Holdco, Inc., 14.44%, 11/15/33	8/11/25	2,490
Sterling Entertainment Enterprises LLC, Initial Loan, 7.50%, 4/10/26	2/6/25-7/15/25	592
Utex Industries, Inc.	12/3/20	108
Utex Industries, Inc., Exp. 12/31/49, Strike $0.00	12/3/20	—

(13)	Principal Amount and Value rounds to less than one thousand.
(14)	Position is unsettled. Contract rate was not determined at September 30, 2025 and does not take effect until settlement date.
(15)
Unfunded loan commitment. An unfunded loan commitment is a contractual obligation for future funding at the option of the Borrower. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement. See
Note 2.

(16)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(17)	7-day current yield as of September 30, 2025 is disclosed.
(18)	Investment of securities lending cash collateral in connection with securities lending.
†	Security is either wholly or partially on loan.
*	Non-Income Producing Security

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

10Y - 10 Year

1M - 1 Month

3M - 3 Month

5Y - 5 Year

6M - 6 Month

7Y - 7 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

CP - Commercial Paper

ICE - Intercontinental Exchange

PIK - Payment In-Kind

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At September 30, 2025, the Fund had outstanding forward foreign currency exchange contracts as follows:
COUNTERPARTY	CONTRACTS TO DELIVER CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	IN EXCHANGE FOR CURRENCY	AMOUNT (LOCAL CURRENCY) (000s)	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Barclays	Euro	504	United States Dollar	600	12/17/25	$5
Subtotal Appreciation						5
Total						$5

As of September 30, 2025, the Fund had the following centrally cleared credit default swap agreement outstanding:
BUY/SELL PROTECTION	Implied Credit Spread	(Pay)/ Receive Fixed Rate	Reference Entity/Security	Currency	Notional Amount	Maturity Date	Market Value (000s)	Upfront Premiums Paid/ (Received) (000s)	Unrealized Appreciation (Depreciation) (000s)
Sell	0.0322%	5.00%(1)	Markit CDX N.A. High Yield Index Series 45(1)	USD	255,359	12/20/30	$20	$20	$—*
Total							$20	$20	$—*

(1)	Payment frequency is quarterly.
*	Amount rounds to less than one thousand.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 242 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
As of September 30, 2025, the Fund had the following bilateral total return swap agreements outstanding:
COUNTERPARTY	FINANCING RATE/ PAY RATE	REFERENCE ENTITY/ASSET	NOTIONAL AMOUNT	CURRENCY	MATURITY DATE	MARKET VALUE (000S)	UPFRONT PREMIUMS PAID/ (RECEIVED) (000S)	UNREALIZED APPRECIATION (DEPRECIATION) (000s)
Morgan Stanley	SOFR 3M + 0.00%, 4.35%(1)	IBOXX $ Liquid High Yield Index(2)	925,000	USD	12/22/25	$55	$(8)	$63
Morgan Stanley	SOFR 3M + 0.00%, 4.35%(1)	IBOXX $ Liquid High Yield Index(2)	596,000	USD	12/22/25	39	(6)	45
Morgan Stanley	SOFR 3M + 0.00%, 4.35%(1)	IBOXX $ Liquid High Yield Index(2)	440,000	USD	6/22/26	6	(4)	10
Morgan Stanley	SOFR 3M + 0.00%, 4.35%(1)	IBOXX $ Liquid High Yield Index(2)	170,000	USD	6/22/26	1	(2)	3
Morgan Stanley	SOFR 3M + 0.00%, 4.35%(1)	IBOXX $ Liquid High Yield Index(2)	85,000	USD	6/22/26	—*	(1)	1
Morgan Stanley	SOFR 3M + 0.00%, 4.35%(1)	IBOXX $ Liquid High Yield Index(2)	1,284,000	USD	6/22/26	8	(13)	21
Total						$109	$(34)	$143

(1)	Payment frequency is quarterly.
(2)	Payment frequency is at maturity.
*	Amount rounds to less than one thousand.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Assets
Convertible Bonds(1)	$—	$454	$—	$454
Corporate Bonds:
Consumer Cyclical	—	174	1	175
Steel	—	1,075	2,490	3,565
All Other Industries(1)	—	114,479	—	114,479
Total Corporate Bonds	—	115,728	2,491	118,219
Foreign Issuer Bonds:
Telecommunications	—	1,644	1	1,645
All Other Industries(1)	—	11,501	—	11,501
Total Foreign Issuer Bonds	—	13,145	1	13,146
Term Loans:
Aerospace & Defense	—	31	1	32
Communications	—	101	510	611
All Other Industries(1)	—	6,938	—	6,938
Total Term Loans	—	7,070	511	7,581
Common Stocks:
Chemicals	—	63	—	63
Financial Services	6	—	—	6
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Gas Utilities	$28	$—	$—	$28
Hotels, Restaurants & Leisure	40	—	—	40
Media	1	—	—	1
Metals & Mining	122	—	3,719	3,841
Specialized Real Estate Investment Trusts	130	—	—	130
All Other Industries(1)	—	—	205	205
Total Common Stocks	327	63	3,924	4,314
Convertible Preferred Stocks(1)	67	—	—	67
Master Limited Partnerships	275	—	—	275
Preferred Stocks	47	—	—	47
Other	—	6	6	12
Warrants	—	—	1	1
Investment Companies	17,991	—	—	17,991
Total Investments	18,707	136,466	6,934	162,107
OTHER FINANCIAL INSTRUMENTS
Assets
Forward Foreign Currency Exchange Contracts	$—	$5	$—	$5
Centrally Cleared Credit Default Swap Agreements	—	— *	—	— *
Bilateral Total Return Swaps	—	143	—	143
Total Other Financial Instruments	$—	$148	$—	$148

(1)	Classifications as defined in the Schedule of Investments.
*	Amount rounds to less than one thousand.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  243 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

MULTI-MANAGER HIGH YIELD OPPORTUNITY FUND continued
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	BALANCE AS OF 3/31/25 (000S)	ACCRUED DISCOUNTS (PREMIUMS) (000s)	REALIZED GAIN (LOSS) (000s)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) (000s)	PURCHASES (000s)	SALES (000s)	TRANSFERS INTO LEVEL 3 (000s)	TRANSFERS OUT OF LEVEL 3 (000s)	BALANCE AS OF 9/30/25 (000S)	CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM INVESTMENTS STILL HELD AT 9/30/25 (000S)
Corporate Bonds
Consumer Cyclical	$9	$—	$—	$—	$—	$(9)	$1	$—	$1	$(5)
Steel	2,490	—	—	—	2,490	(2,490)	—	—	2,490	—
Transportation & Logistics	48	—	(11)	5	—	(42)	—	—	—*	—
Foreign Issuer Bonds
Telecommunications	1	1	—	(1)	—	—	—	—	1	—*
Term Loans
Aerospace & Defense	—	—	—	—	—	—	1	—	1	—*
Communications	1,143	—	—	(675)	42	—	—	—	510	(675)
Common Stocks
Construction Materials	4	—	—	(2)	—	—	—	—	2	(2)
Consumer Cyclical	3	—	—*	(9)	6	—*	—	—	—*	(9)
Consumer Finance	3	—	—	1	—	—	—	—	4	1
Distributors	—*	—	(469)	469	—	—	—	—	—	—
Diversified Telecommunication Services	—	—	—	(48)	64	—	—	—	16	(48)
Health Care Facilities & Services	1	—	—	—*	—	—	—	—	1	—*
Metals & Mining	3,890	—	—	(171)	—	—	—	—	3,719	(171)
Oil, Gas & Consumable Fuels	55	—	(4)	(2)	—	(48)	—	—	1	—
Pharmaceuticals	42	—	—	3	43	—	—	—	88	3
Specialized Finance	116	—	—	(23)	—	—	—	—	93	(23)
Wireless Telecommunication Services	44	—	—	62	—	(106)	—	—	—	62
Other	5	—	—*	—*	—	1	—	—	6	—*
Warrants	1	—	—	—*	—	—	—	—	1	—*
Total	$7,855	$1	($484 )	($391 )	$2,645	($2,694 )	$2	$—	$6,934	$(867)
* Amount rounds to less than one thousand.
Securities valued at $120 included in the Balance as of 9/30/25 above were valued using evaluated prices provided by a third party provider.  Securities valued at $6,814 included in the Balance as of 9/30/25 above were valued using prices provided by the Fund’s investment adviser’s pricing and valuation committee.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 244 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)

	FAIR VALUE AT 09/30/25 (000S)	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE (WEIGHTED AVERAGE)
Corporate Bonds	$2,490	Market Comparables	Yield(2)	6.1%
Common Stocks	$3,719	Discounted Cash Flow / Market Comparables	Discount Rate/TEV/2025 EBITDA peer multiple(1)	13.5%/6.3x
	93	Market Comparables	Adjusted LTM EBITDA(1)	13.18x
Term Loan	$509	Discounted Cash Flow / Market Comparables	Discount Rate/TEV/forward EBITDA(1)	12.2%/7.3x
Other	$3	Liquidation	Future Liquidation Payments(1)	$1

(1)
The significant unobservable inputs that can be used in the fair value measurement are; Discount Rate, estimated recovery value, EBITDA Multiple and future liquidation payments. Significant increases (decreases) in the discount rate in isolation would have resulted in a significantly lower (higher) fair value measurement while an increase (decrease) in EBITDA multiple in isolation would have resulted in a significantly higher (lower) fair value measurement.Significant decreases in the trading value of previous notes would result in lower fair values and signficiant increases in the trading value would result in higher fair values. Future liquidation payments are at the sole discretion of the company in which we have an ownership interest in, there are no increases/decreases based upon an increase or decrease in multiple or discount rate. Estimated recovery value is based upon the current state of operations for the firm in question, looking specifically at balance sheet liquidity. There are no value increases or decreases in multiple or discount rate.

(2)
The significant unobservable inputs that can be used in the fair value measurement are; Yield. Significant decreases (increase) in yield would have resulted in a significantly higher (lower) fair value measurement.

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  245 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

SHORT BOND FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 16.9%
Auto Loan – 13.2%
Ally Auto Receivables Trust, Series 2023-1, Class A3
5.46%, 5/15/28	$1,927	$1,944
Americredit Automobile Receivables Trust, Series 2022-1, Class D
3.23%, 2/18/28	1,900	1,877
BMW Vehicle Lease Trust, Series 2024-1, Class A4
5.00%, 6/25/27	700	706
Carmax Auto Owner Trust, Series 2025-1, Class C
5.26%, 10/15/30	1,900	1,946
Carvana Auto Receivables Trust, Series 2025-P2, Class C
5.48%, 11/10/31	1,300	1,329
Drive Auto Receivables Trust, Series 2024-2, Class B
4.52%, 7/16/29	300	301
Drive Auto Receivables Trust, Series 2024-2, Class C
4.67%, 5/17/32	3,675	3,690
Exeter Automobile Receivables Trust, Series 2024-2A, Class B
5.61%, 4/17/28	602	603
Exeter Automobile Receivables Trust, Series 2024-4A, Class C
5.48%, 8/15/30	2,563	2,587
Exeter Automobile Receivables Trust, Series 2025-1A, Class D
5.49%, 5/15/31	490	498
Exeter Automobile Receivables Trust, Series 2025-2A, Class D
5.89%, 7/15/31	456	468
Flagship Credit Auto Trust, Series 2023-1, Class B
5.05%, 1/18/28(1)	1,700	1,699
Ford Credit Auto Owner Trust, Series 2021-1, Class C
1.91%, 10/17/33(1)	3,455	3,404
GLS Auto Receivables Issuer Trust, Series 2024-3A, Class D
5.53%, 2/18/31(1)	1,985	2,017
GM Financial Automobile Leasing Trust, Series 2025-1, Class B
4.89%, 2/20/29	1,600	1,618
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 16.9%continued
Auto Loan – 13.2%continued
Honda Auto Receivables Owner Trust, Series 2023-3, Class A3
5.41%, 2/18/28	$740	$746
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3
5.21%, 8/15/28	336	339
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3
5.95%, 11/15/28	429	435
Santander Drive Auto Receivables Trust, Series 2025-2, Class D
5.47%, 5/15/31	1,535	1,562
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2
4.65%, 2/15/28(1)	900	903
Westlake Automobile Receivables Trust, Series 2025-P1, Class B
4.86%, 5/15/30(1)	300	304
Westlake Automobile Receivables Trust, Series 2025-P1, Class C
5.15%, 11/15/30(1)	600	610
World Omni Auto Receivables Trust, Series 2024-A, Class A3
4.86%, 3/15/29	320	322
World Omni Auto Receivables Trust, Series 2024-B, Class A3
5.27%, 9/17/29	250	253
		30,161
Credit Card – 0.4%
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 7/15/29	180	182
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	236	240
WF Card Issuance Trust, Series 2024-A1, Class A
4.94%, 2/15/29	420	426
		848
Other – 1.5%
CNH Equipment Trust, Series 2024-B, Class A3
5.19%, 9/17/29	300	305
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 246 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 16.9%continued
Other – 1.5%continued
CNH Equipment Trust, Series 2024-C, Class A3
4.03%, 1/15/30	$800	$802
John Deere Owner Trust, Series 2024-C, Class A3
4.06%, 6/15/29	1,500	1,503
Pagaya AI Debt Trust, Series 2025-4, Class B
5.69%, 1/17/33(1)	760	771
		3,381
Whole Loan – 1.8%
Bravo Residential Funding Trust, Series 2025-NQM1, Class A3
(Step to 6.91% on 2/25/29), 5.91%, 12/25/64(1) (2)	1,975	1,987
JP Morgan Mortgage Trust, Series 2024-2, Class A6A
6.00%, 8/25/54(1)	89	88
OBX Trust, Series 2024-NQM16, Class A1
(Step to 6.53% on 11/25/28), 5.53%, 10/25/64(1) (2)	508	511
Provident Funding Mortgage Trust, Series 2025-2, Class A4
5.50%, 6/25/55(1) (3)	836	841
Santander Mortgage Asset Receivable Trust, Series 2025-NQM3, Class A2
(Step to 6.85% on 7/25/29), 5.85%, 5/25/65(1) (2)	675	681
		4,108
Total Asset-Backed Securities
(Cost $38,288)		38,498

COMMERCIAL MORTGAGE-BACKED SECURITIES – 7.0%
Non Agency – 7.0%
BANK, Series 2021-BN37, Class A5
2.62%, 11/15/64	1,525	1,357
BX Commercial Mortgage Trust, Series 2019-IMC, Class A
(Floating, CME Term SOFR 1M + 1.05%, 1.00% Floor), 5.20%, 4/15/34(1) (4)	235	234
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.0%continued
Non Agency – 7.0%continued
BX Trust, Series 2024-PAT, Class A
(Floating, CME Term SOFR 1M + 2.09%, 2.09% Floor), 6.24%, 3/15/41(1) (4)	$1,026	$1,026
COMM Mortgage Trust, Series 2024-277P, Class B
7.00%, 8/10/44(1) (3)	2,200	2,349
Fashion Show Mall LLC, Series 2024-SHOW, Class B
5.64%, 10/10/41(1) (3)	2,650	2,704
FS Commercial Mortgage Trust, Series 2023-4SZN, Class B
7.54%, 11/10/39(1) (3)	1,220	1,250
FS Commercial Mortgage Trust, Series 2023-4SZN, Class C
8.12%, 11/10/39(1) (3)	800	821
GS Mortgage Securities Trust, Series 2021-GSA3, Class A1
1.37%, 12/15/54(1)	349	342
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-COR5, Class A4
3.39%, 6/13/52	3,760	3,548
MSRW Pass Through Trust, Series 2025-CC, Class A
5.89%, 8/15/30(1)	1,597	1,603
MSRW Pass Through Trust, Series 2025-CC, Class B
6.65%, 8/15/30(1)	800	803
		16,037
Total Commercial Mortgage-Backed Securities
(Cost $15,909)		16,037

CORPORATE BONDS – 39.0%
Aerospace & Defense – 0.6%
General Dynamics Corp.,
3.75%, 5/15/28	400	399
Huntington Ingalls Industries, Inc.,
5.35%, 1/15/30	170	175
Lockheed Martin Corp.,
4.45%, 5/15/28	825	835
		1,409
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  247 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.0% continued
Asset Management – 0.6%
Charles Schwab (The) Corp.,
(Variable, U.S. SOFR + 2.21%), 5.64%, 5/19/29 (5)	$400	$415
Citadel L.P.,
6.00%, 1/23/30 (1)	425	442
FS KKR Capital Corp.,
3.40%, 1/15/26	500	498
		1,355
Automotive – 2.7%
American Honda Finance Corp.,
4.40%, 10/5/26	1,325	1,329
Ford Motor Credit Co. LLC,
3.38%, 11/13/25	260	259
5.73%, 9/5/30	750	756
Hyundai Capital America,
5.28%, 6/24/27 (1)	1,340	1,361
Nissan Motor Acceptance Co. LLC,
2.00%, 3/9/26 (1)	1,300	1,279
Toyota Motor Credit Corp.,
4.35%, 10/8/27	1,300	1,311
		6,295
Banking – 4.8%
Bank of America Corp.,
(Variable, U.S. SOFR + 0.96%), 1.73%, 7/22/27 (5)	1,000	980
(Variable, U.S. SOFR + 1.63%), 5.20%, 4/25/29 (5)	1,610	1,650
Citizens Financial Group, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.50%), 4.30%, 2/11/31 (5)	30	30
Huntington Bancshares, Inc.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.65%), 6.25%, 10/15/30 (5) (6) †	870	868
Huntington National Bank (The),
(Variable, U.S. SOFR + 0.72%), 4.87%, 4/12/28 (5)	500	505
JPMorgan Chase & Co.,
(Variable, U.S. SOFR + 0.77%), 1.47%, 9/22/27 (5)	1,000	975
(Variable, U.S. SOFR + 1.56%), 4.32%, 4/26/28 (5)	1,710	1,714
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.0% continued
Banking – 4.8%continued
KeyBank N.A.,
4.70%, 1/26/26	$950	$951
Manufacturers & Traders Trust Co.,
4.70%, 1/27/28	400	405
(Variable, U.S. SOFR + 0.95%), 4.76%, 7/6/28 (5)	1,000	1,010
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.73%), 6.62%, 10/20/27 (5)	635	651
Truist Financial Corp.,
(Variable, U.S. SOFR + 0.86%), 1.89%, 6/7/29 (5)	400	377
Wells Fargo & Co.,
(Variable, U.S. SOFR + 1.07%), 5.71%, 4/22/28 (5)	840	859
		10,975
Beverages – 0.2%
Coca-Cola (The) Co.,
1.00%, 3/15/28	400	375
Biotechnology & Pharmaceuticals – 1.6%
AbbVie, Inc.,
4.80%, 3/15/27	1,180	1,194
4.65%, 3/15/28	1,950	1,982
Eli Lilly & Co.,
4.15%, 8/14/27	480	483
		3,659
Chemicals – 0.3%
Ecolab, Inc.,
4.30%, 6/15/28	710	716
Solstice Advanced Materials, Inc.,
5.63%, 9/30/33 (1)	40	40
		756
Commercial Support Services – 0.6%
Republic Services, Inc.,
5.00%, 11/15/29	485	501
Waste Management, Inc.,
4.50%, 3/15/28	400	405
4.65%, 3/15/30	460	469
		1,375
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 248 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.0% continued
Construction Materials – 0.1%
Vulcan Materials Co.,
4.95%, 12/1/29	$260	$266
Containers & Packaging – 0.5%
Graphic Packaging International LLC,
4.75%, 7/15/27(1)	1,180	1,171
Diversified Industrials – 0.2%
Honeywell International, Inc.,
4.95%, 2/15/28	400	409
Electric Utilities – 1.6%
Calpine Corp.,
4.50%, 2/15/28 (1)	300	299
Dominion Energy, Inc.,
4.60%, 5/15/28	640	646
DTE Energy Co.,
5.20%, 4/1/30	800	824
NextEra Energy Capital Holdings, Inc.,
5.05%, 3/15/30	585	602
NRG Energy, Inc.,
10/15/30 (1) (7)	400	400
PSEG Power LLC,
5.20%, 5/15/30 (1)	875	898
		3,669
Electrical Equipment – 0.2%
Amphenol Corp.,
5.05%, 4/5/27	410	416
Entertainment Content – 1.3%
Netflix, Inc.,
6.38%, 5/15/29	825	889
Take-Two Interactive Software, Inc.,
5.00%, 3/28/26	1,400	1,405
TEGNA, Inc.,
5.00%, 9/15/29	650	646
		2,940
Finance Companies – 0.3%
Air Lease Corp.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.44%), 6.00%, 9/24/29(5) (6)	650	631
Food – 1.3%
Cargill, Inc.,
4.63%, 2/11/28 (1)	1,000	1,014
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.0% continued
Food – 1.3%continued
General Mills, Inc.,
4.70%, 1/30/27	$380	$383
Lamb Weston Holdings, Inc.,
4.88%, 5/15/28 (1)	220	219
Mondelez International, Inc.,
4.13%, 5/7/28	1,400	1,402
		3,018
Health Care Facilities & Services – 2.7%
Cardinal Health, Inc.,
5.00%, 11/15/29	410	420
Cencora, Inc.,
4.63%, 12/15/27	410	415
CHS/Community Health Systems, Inc.,
5.25%, 5/15/30 (1)	675	611
Cigna Group (The),
1.25%, 3/15/26	242	239
DaVita, Inc.,
3.75%, 2/15/31 (1)	675	618
HCA, Inc.,
5.00%, 3/1/28	560	570
IQVIA, Inc.,
6.25%, 2/1/29	2,125	2,237
LifePoint Health, Inc.,
9.88%, 8/15/30 (1)	1,000	1,083
		6,193
Home Construction – 0.2%
Forestar Group, Inc.,
5.00%, 3/1/28(1)	370	366
Household Products – 0.2%
Colgate-Palmolive Co.,
4.60%, 3/1/28	400	407
Institutional Financial Services – 0.8%
Coinbase Global, Inc.,
3.38%, 10/1/28 (1)	600	569
LPL Holdings, Inc.,
4.90%, 4/3/28	1,250	1,264
		1,833
Insurance – 1.6%
Arthur J Gallagher & Co.,
4.60%, 12/15/27	1,230	1,242
New York Life Global Funding,
4.40%, 4/25/28 (1)	1,350	1,364
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  249 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.0% continued
Insurance – 1.6%continued
Principal Financial Group, Inc.,
3.10%, 11/15/26	$1,000	$988
		3,594
IT Services – 0.2%
International Business Machines Corp.,
4.65%, 2/10/28	400	406
Leisure Facilities & Services – 0.5%
Carnival Corp.,
6.00%, 5/1/29 (1)	700	710
Hyatt Hotels Corp.,
5.75%, 1/30/27	400	408
		1,118
Machinery – 1.4%
Caterpillar Financial Services Corp.,
1.10%, 9/14/27	400	379
4.40%, 10/15/27	1,275	1,289
CNH Industrial Capital LLC,
4.50%, 10/8/27	480	483
John Deere Capital Corp.,
4.20%, 7/15/27	570	574
Stanley Black & Decker, Inc.,
3.40%, 3/1/26	500	498
		3,223
Medical Equipment & Devices – 1.1%
Baxter International, Inc.,
2.60%, 8/15/26	500	493
Edwards Lifesciences Corp.,
4.30%, 6/15/28	1,140	1,144
Medtronic Global Holdings S.C.A.,
4.25%, 3/30/28	400	403
Stryker Corp.,
4.85%, 2/10/30	585	599
		2,639
Oil & Gas Supply Chain – 2.2%
Marathon Petroleum Corp.,
5.15%, 3/1/30	545	560
ONEOK, Inc.,
5.55%, 11/1/26	2,210	2,238
Plains All American Pipeline L.P.,
(Variable, CME Term SOFR 3M + 4.37%), 8.58%, 10/30/25 (4) (6)	525	526
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.0% continued
Oil & Gas Supply Chain – 2.2%continued
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp.,
7.38%, 2/15/29 (1)	$1,000	$1,030
Williams (The) Cos., Inc.,
5.40%, 3/2/26	730	733
		5,087
Real Estate Investment Trusts – 2.3%
Extra Space Storage L.P.,
5.70%, 4/1/28	1,410	1,456
Public Storage Operating Co.,
5.13%, 1/15/29	825	852
Simon Property Group L.P.,
3.25%, 11/30/26	1,000	991
1.75%, 2/1/28 †	400	380
Store Capital LLC,
5.40%, 4/30/30 (1)	705	718
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC,
10.50%, 2/15/28 (1)	784	826
		5,223
Retail - Consumer Staples – 0.3%
7-Eleven, Inc.,
1.80%, 2/10/31(1)	770	669
Semiconductors – 0.7%
Advanced Micro Devices, Inc.,
4.32%, 3/24/28	400	404
Broadcom, Inc.,
4.15%, 2/15/28	1,140	1,143
Intel Corp.,
4.88%, 2/10/26	65	65
		1,612
Software – 1.3%
Adobe, Inc.,
4.75%, 1/17/28 †	825	841
Oracle Corp.,
2.65%, 7/15/26	1,000	988
4.45%, 9/26/30	1,110	1,109
		2,938
Specialty Finance – 4.8%
Ally Financial, Inc.,
(Variable, U.S. SOFR Compounded Index + 1.73%), 5.54%, 1/17/31 (5)	355	362
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 250 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.0% continued
Specialty Finance – 4.8%continued
American Express Co.,
(Variable, U.S. SOFR + 0.93%), 5.04%, 7/26/28 (5) †	$1,185	$1,205
Aviation Capital Group LLC,
1.95%, 1/30/26 (1)	1,100	1,090
Enova International, Inc.,
9.13%, 8/1/29 (1)	346	363
Fiserv, Inc.,
3.20%, 7/1/26	200	199
5.45%, 3/2/28	1,875	1,928
Global Payments, Inc.,
5.30%, 8/15/29	935	956
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 8/15/28 (1)	1,000	966
Mastercard, Inc.,
4.55%, 3/15/28	400	407
OneMain Finance Corp.,
5.38%, 11/15/29	675	667
Rocket Cos., Inc.,
6.13%, 8/1/30 (1)	1,865	1,914
S&P Global, Inc.,
2.45%, 3/1/27	825	808
Synchrony Financial,
(Variable, U.S. SOFR Compounded Index + 2.13%), 5.94%, 8/2/30 (5)	175	181
		11,046
Technology Hardware – 0.9%
Cisco Systems, Inc.,
4.55%, 2/24/28	630	640
Dell International LLC/EMC Corp.,
4.75%, 4/1/28	990	1,005
Hewlett Packard Enterprise Co.,
4.15%, 9/15/28	460	459
		2,104
Tobacco & Cannabis – 0.2%
Philip Morris International, Inc.,
4.13%, 4/28/28	400	401
Transportation & Logistics – 0.2%
CSX Corp.,
3.80%, 3/1/28	400	398
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 39.0% continued
Transportation Equipment – 0.3%
Cummins, Inc.,
4.25%, 5/9/28	$175	$176
PACCAR Financial Corp.,
4.00%, 9/26/29	460	460
		636
Wholesale - Consumer Staples – 0.2%
Sysco Corp.,
5.10%, 9/23/30	475	490
Total Corporate Bonds
(Cost $88,073)		89,102

FOREIGN ISSUER BONDS – 14.1%
Aerospace & Defense – 0.6%
Bombardier, Inc.,
7.50%, 2/1/29 (1)	500	521
Rolls-Royce PLC,
5.75%, 10/15/27 (1)	810	832
		1,353
Automotive – 1.6%
Mercedes-Benz Finance North America LLC,
4.65%, 4/1/27 (1)	2,150	2,165
4.75%, 8/1/27 (1)	700	708
Volkswagen Group of America Finance LLC,
4.85%, 9/11/30 (1)	700	703
		3,576
Banking – 7.4%
Banco Bilbao Vizcaya Argentaria S.A.,
5.38%, 3/13/29	800	826
Bank of Nova Scotia (The),
4.50%, 12/16/25	300	300
Barclays PLC,
(Variable, U.S. SOFR + 1.49%), 5.67%, 3/12/28 (5)	1,280	1,305
BNP Paribas S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.05%), 2.59%, 8/12/35 (1) (5)	500	448
BPCE S.A.,
(Variable, U.S. SOFR + 1.96%), 5.72%, 1/18/30 (1) (5)	1,750	1,810
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  251 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.1% continued
Banking – 7.4%continued
Credit Agricole S.A.,
(Variable, U.S. SOFR + 1.21%), 4.63%, 9/11/28 (1) (5)	$1,430	$1,439
Deutsche Bank A.G.,
(Variable, U.S. SOFR + 1.30%), 4.95%, 8/4/31 (5)	300	303
HSBC Holdings PLC,
(Variable, U.S. SOFR + 1.57%), 5.89%, 8/14/27 (5)	500	507
(Variable, U.S. SOFR + 1.06%), 5.60%, 5/17/28 (5)	840	858
(Variable, U.S. SOFR + 1.46%), 5.55%, 3/4/30 (5)	1,900	1,971
Lloyds Banking Group PLC,
(Floating, U.S. SOFR Compounded Index + 1.58%), 5.80%, 1/5/28 (4)	1,690	1,708
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.70%), 5.87%, 3/6/29 (5)	1,650	1,712
NatWest Group PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.10%), 5.58%, 3/1/28 (5)	840	856
(Variable, ICE LIBOR USD 3M + 1.75%), 4.89%, 5/18/29 (5)	400	406
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR Compounded Index + 1.07%), 4.32%, 9/22/29 (5)	600	598
Societe Generale S.A.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.50%), 5.52%, 1/19/28 (1) (5)	1,000	1,013
Standard Chartered PLC,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 2.05%), 6.17%, 1/9/27 (1) (5)	900	904
		16,964
Biotechnology & Pharmaceuticals – 0.6%
Astrazeneca Finance LLC,
4.88%, 3/3/28	400	409
Teva Pharmaceutical Finance Netherlands IV B.V.,
5.75%, 12/1/30	1,030	1,061
		1,470
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 14.1% continued
Chemicals – 0.3%
Nutrien Ltd.,
5.25%, 3/12/32	$610	$630
Household Products – 0.3%
Unilever Capital Corp.,
4.25%, 8/12/27	420	423
3.50%, 3/22/28	400	397
		820
Industrial Support Services – 0.7%
Ashtead Capital, Inc.,
4.38%, 8/15/27 (1)	500	500
Element Fleet Management Corp.,
6.27%, 6/26/26 (1)	1,050	1,063
		1,563
Metals & Mining – 0.4%
Rio Tinto Finance U.S.A. PLC,
4.50%, 3/14/28	850	859
Semiconductors – 0.8%
SK Hynix, Inc.,
4.38%, 9/11/30(1)	1,900	1,891
Specialty Finance – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
1.75%, 1/30/26	1,070	1,061
Telecommunications – 0.3%
NTT Finance Corp.,
4.88%, 7/16/30(1)	600	610
Transportation & Logistics – 0.6%
Air Canada,
3.88%, 8/15/26 (1)	320	317
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
7.88%, 5/1/27 (1)	1,000	1,016
		1,333
Total Foreign Issuer Bonds
(Cost $31,715)		32,130

U.S. GOVERNMENT AGENCIES – 8.9% (8)
Fannie Mae – 2.7%
Pool #555649,
7.50%, 10/1/32	2	2
Pool #AD0915,
5.50%, 12/1/38	12	13
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 252 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 8.9% (8)continued
Fannie Mae – 2.7%continued
Pool #AI3471,
5.00%, 6/1/41	$44	$45
Pool #BA6574,
3.00%, 1/1/31	293	287
Pool #BC0266,
3.50%, 2/1/31	264	261
Pool #BC1465,
2.50%, 7/1/31	178	171
Pool #BE0514,
2.50%, 11/1/31	548	529
Pool #BM1239,
3.50%, 2/1/32	273	270
Pool #BM4485,
3.00%, 9/1/30	306	303
Pool #BM5017,
3.00%, 3/1/30	238	234
Pool #BM5525,
4.00%, 3/1/31	15	14
Pool #BM5708,
3.00%, 12/1/29	24	24
Pool #FM1534,
4.50%, 9/1/49	564	557
Pool #FM1773,
3.00%, 12/1/31	184	181
Pool #FM1849,
3.50%, 12/1/33	277	273
Pool #FM1852,
3.00%, 7/1/33	324	318
Pool #FM1897,
3.00%, 9/1/32	215	211
Pool #FM3308,
3.00%, 4/1/32	557	547
Pool #FS2701,
2.50%, 2/1/35	493	476
Pool #FS4618,
4.50%, 2/1/51	645	631
Pool #FS4653,
5.50%, 5/1/53	548	555
Pool #MA3090,
3.00%, 8/1/32	139	135
		6,037
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 8.9% (8)continued
Freddie Mac – 5.9%
Freddie Mac REMICS, Series 4835, Class CA,
3.50%, 1/15/47	$223	$218
Pool #1B3617,
(Floating, Refinitiv USD IBOR Consumer Cash Fallbacks 1Y Index + 1.92%, 1.92% Floor, 11.07% Cap), 7.15%, 10/1/37(4)	41	42
Pool #RA8880,
5.50%, 4/1/53	698	710
Pool #SB0084,
3.00%, 2/1/32	665	654
Pool #SB0093,
2.50%, 12/1/31	1,639	1,581
Pool #SB0215,
3.00%, 2/1/32	216	212
Pool #SB0216,
3.00%, 12/1/32	524	512
Pool #SB0329,
3.00%, 9/1/32	552	541
Pool #SD1360,
5.50%, 7/1/52	731	740
Pool #SD1959,
6.50%, 12/1/52	584	607
Pool #SD2342,
5.00%, 12/1/44	740	758
Pool #SD2665,
6.00%, 4/1/53	666	687
Pool #SD2902,
5.50%, 5/1/53	542	549
Pool #SD2922,
5.00%, 5/1/53	854	853
Pool #SD2999,
5.50%, 6/1/53	837	850
Pool #SD3133,
5.00%, 6/1/53	700	701
Pool #SD3136,
5.50%, 6/1/53	671	682
Pool #SD3174,
5.50%, 6/1/53	662	674
Pool #ZA2807,
2.50%, 2/1/28	26	26
Pool #ZK9070,
3.00%, 11/1/32	290	282
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  253 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

SHORT BOND FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 8.9% (8)continued
Freddie Mac – 5.9%continued
Pool #ZS6689,
2.50%, 4/1/28	$83	$82
Pool #ZS8598,
3.00%, 2/1/31	351	343
Pool #ZS8675,
2.50%, 11/1/32	591	567
Seasoned Loans Structured Transaction Trust, Series 2019-2, Class A1C,
2.75%, 9/25/29	591	565
		13,436
Freddie Mac Gold – 0.2%
Pool #A92650,
5.50%, 6/1/40	24	25
Pool #E04360,
2.50%, 4/1/28	104	102
Pool #G18641,
3.00%, 4/1/32	105	102
Pool #G18647,
3.00%, 6/1/32	256	250
		479
Government National Mortgage Association – 0.1%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	287	269
Total U.S. Government Agencies
(Cost $20,619)		20,221

U.S. GOVERNMENT OBLIGATIONS – 13.2%
U.S. Treasury Notes – 13.2%
4.50%, 11/15/25(9)	1,009	1,009
3.75%, 6/30/27	10,071	10,089
3.88%, 7/15/28	19,039	19,163
		30,261
Total U.S. Government Obligations
(Cost $30,116)		30,261

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 0.2%
Florida – 0.2%
Miami-Dade County Aviation Taxable Revenue Refunding Bonds, Series B,
1.23%, 10/1/25	$500	$500
Total Municipal Bonds
(Cost $500)		500

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.5%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.18%(10) (11) (12)	489,260	$489
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(10) (11)	675,118	675
Total Investment Companies
(Cost $1,164)		1,164

Total Investments – 99.8%
(Cost $226,384)		227,913
Other Assets less Liabilities – 0.2%		495
NET ASSETS – 100.0%		$228,408

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At September 30,
2025, the value of these securities amounted to approximately
$60,908,000 or 26.7% of net assets.

(2)	Step coupon bond. Rate as of September 30, 2025 is disclosed.
(3)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(4)	Variable or floating rate security. Rate as of September 30, 2025 is disclosed.
(5)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2025.
(6)	Perpetual bond. Maturity date represents next call date.
(7)	When-Issued Security. Coupon rate is not in effect at September 30, 2025.
(8)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(9)	A portion of this security has been pledged as collateral to cover margin requirements for open futures contracts.
(10)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(11)	7-day current yield as of September 30, 2025 is disclosed.
(12)	Investment of securities lending cash collateral in connection with securities lending.
†	Security is either wholly or partially on loan.

See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 254 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

3M - 3 Month

5Y - 5 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

IBOR - Interbank Offered Rates

ICE - Intercontinental Exchange

LIBOR - London Interbank Offered Rate

REMICS - Real Estate Mortgage Investment Conduits

SOFR - Secured Overnight Financing Rate

USD - United States Dollar
Percentages shown are based on Net Assets.
At September 30, 2025, the Fund had open futures contracts as follows:
TYPE	NUMBER OF CONTRACTS	NOTIONAL AMOUNT (000s)	CONTRACT POSITION	CONTRACT EXP.	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) (000s)(1)
2-Year U.S. Treasury Note	403	$83,985	Long	12/25	$38
5-Year U.S. Treasury Note	(421)	(45,971)	Short	12/25	(57)
Ultra 10-Year U.S. Treasury Note	(35)	(4,028)	Short	12/25	(41)
Ultra Long U.S. Treasury Bond	(5)	(600)	Short	12/25	(16)
Total					$(76)

(1)	Includes cumulative appreciation/depreciation on futures contracts. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$38,498	$—	$38,498
Commercial Mortgage-Backed Securities	—	16,037	—	16,037
Corporate Bonds(1)	—	89,102	—	89,102
Foreign Issuer Bonds(1)	—	32,130	—	32,130
U.S. Government Agencies(1)	—	20,221	—	20,221
U.S. Government Obligations	—	30,261	—	30,261
Municipal Bonds	—	500	—	500
Investment Companies	1,164	—	—	1,164
Total Investments	$1,164	$226,749	$—	$227,913
OTHER FINANCIAL INSTRUMENTS
Assets
Futures Contracts	$38	$—	$—	$38
Liabilities
Futures Contracts	(114)	—	—	(114)
Total Other Financial Instruments	$(76)	$—	$—	$(76)

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  255 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 1.9%
Auto Loan – 0.8%
BMW Vehicle Lease Trust, Series 2024-1, Class A4
5.00%, 6/25/27	$6,100	$6,155
CarMax Auto Owner Trust, Series 2024-1, Class A3
4.92%, 10/16/28	1,000	1,007
Exeter Automobile Receivables Trust, Series 2025-2A, Class D
5.89%, 7/15/31	2,300	2,360
Ford Credit Auto Lease Trust, Series 2024-A, Class A4
5.05%, 6/15/27	1,000	1,006
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3
4.80%, 4/16/29	6,000	6,041
Santander Drive Auto Receivables Trust, Series 2024-5, Class D
5.14%, 2/17/32	6,545	6,590
World Omni Auto Receivables Trust, Series 2024-A, Class A3
4.86%, 3/15/29	2,760	2,777
		25,936
Credit Card – 0.2%
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	2,250	2,283
WF Card Issuance Trust, Series 2024-A1, Class A
4.94%, 2/15/29	5,000	5,073
		7,356
Other – 0.7%
CNH Equipment Trust, Series 2024-A, Class A3
4.77%, 6/15/29	1,120	1,130
Kubota Credit Owner Trust, Series 2025-1A, Class A2
4.61%, 12/15/27(1)	2,850	2,862
Pagaya Ai Debt Grantor Trust, Series 2025-6, Class A2
4.50%, 4/15/33(1)	2,400	2,400
Pagaya Ai Debt Grantor Trust, Series 2025-6, Class B
4.88%, 4/15/33(1)	6,700	6,695
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 1.9%continued
Other – 0.7%continued
Pagaya Ai Debt Grantor Trust, Series 2025-6, Class C
5.01%, 4/15/33(1)	$2,400	$2,399
PK Alift Loan Funding 7 LP, Series 2025-2, Class A
3/15/43(1) (2)	4,400	4,400
		19,886
Whole Loan – 0.2%
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class A1
(Step to 6.55% on 4/25/29), 5.55%, 1/25/65(1) (3)	5,409	5,442
Total Asset-Backed Securities
(Cost $58,388)		58,620

COMMERCIAL PAPER – 3.8%
Consumer Services – 0.8%
Board of Regents of the University of Texas System,
2.95%, 11/4/25	25,000	25,005
Electric Utilities – 0.4%
Omaha Public Power District,
2.80%, 11/3/25	12,750	12,752
Local Authority – 0.7%
Dallas Area Rapid Transit,
3.05%, 10/23/25	7,000	7,001
3.05%, 12/4/25	2,213	2,214
Ohio Water Development Authority,
2.80%, 11/4/25	12,200	12,203
		21,418
Regional – 1.9%
California Health Facilities Financing Authority,
2.60%, 12/2/25	13,670	13,672
Illinois Finance Authority,
2.75%, 11/3/25	17,500	17,500
2.70%, 12/15/25	8,000	7,999
Massachusetts Bay Transportation Authority,
2.98%, 10/10/25	11,250	11,251
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 256 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 3.8% continued
Regional – 1.9%continued
New Jersey Educational Facilities Authority,
2.68%, 12/2/25	$9,000	$9,001
		59,423
Total Commercial Paper
(Cost $118,583)		118,598

CORPORATE BONDS – 6.8%
Automotive – 0.7%
American Honda Finance Corp.,
4.25%, 9/1/28	10,000	10,025
General Motors Financial Co., Inc.,
5.40%, 5/8/27	5,000	5,085
Hyundai Capital America,
5.25%, 1/8/27 (1)	5,000	5,053
		20,163
Banking – 2.0%
Bank of America Corp.,
3.50%, 4/19/26	10,000	9,969
Citigroup, Inc.,
(Floating, U.S. SOFR + 0.87%), 5.12%, 3/4/29 (4)	12,900	12,902
Huntington National Bank (The),
(Variable, U.S. SOFR + 0.72%), 4.87%, 4/12/28 (5)	7,400	7,479
JPMorgan Chase & Co.,
(Floating, U.S. SOFR + 0.77%), 4.98%, 9/22/27 (4)	11,400	11,443
KeyBank N.A.,
4.70%, 1/26/26	1,250	1,251
Santander Holdings U.S.A., Inc.,
(Floating, U.S. SOFR + 1.61%), 5.83%, 3/20/29 (4)	20,000	20,210
		63,254
Electric Utilities – 0.1%
DTE Energy Co.,
4.88%, 6/1/28	4,200	4,273
Food – 0.3%
Cargill, Inc.,
(Floating, U.S. SOFR + 0.61%), 4.90%, 2/11/28(1) (4)	10,000	10,023
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 6.8% continued
Health Care Facilities & Services – 0.4%
Elevance Health, Inc.,
4.00%, 9/15/28	$7,600	$7,567
HCA, Inc.,
5.00%, 3/1/28	3,470	3,534
		11,101
Home Construction – 0.1%
Jefferson Exchange at Riverside LLC,
4.20%, 6/1/62(6)	4,400	4,400
Household Products – 0.3%
Kenvue, Inc.,
5.05%, 3/22/28	8,000	8,173
Insurance – 0.1%
Marsh & McLennan Cos., Inc.,
(Floating, U.S. SOFR Compounded Index + 0.70%), 5.00%, 11/8/27(4)	3,530	3,546
IT Services – 0.3%
International Business Machines Corp.,
3.30%, 5/15/26	9,000	8,959
Oil & Gas Supply Chain – 1.0%
BP Capital Markets America, Inc.,
3.12%, 5/4/26	10,000	9,950
Chevron U.S.A., Inc.,
(Floating, U.S. SOFR + 0.57%), 4.86%, 8/13/28 (4)	10,000	10,033
Pioneer Natural Resources Co.,
5.10%, 3/29/26	10,000	10,049
		30,032
Retail - Discretionary – 0.2%
Lowe's Cos., Inc.,
4.00%, 10/15/28	7,450	7,433
Software – 0.3%
Roper Technologies, Inc.,
4.25%, 9/15/28	10,332	10,380
Specialty Finance – 0.0%
Federal Agricultural Mortgage Corp. Discount Notes,
0.00%, 10/1/25(7)	1,000	1,000
Telecommunications – 0.7%
Verizon Communications, Inc.,
4.33%, 9/21/28	21,400	21,553
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  257 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 6.8% continued
Wholesale - Consumer Staples – 0.3%
Sysco Corp.,
3.25%, 7/15/27	$7,646	$7,541
Total Corporate Bonds
(Cost $211,158)		211,831

FOREIGN ISSUER BONDS – 6.3%
Asset Management – 0.2%
UBS A.G.,
5.00%, 7/9/27	6,458	6,567
Automotive – 0.4%
BMW U.S. Capital LLC,
(Floating, U.S. SOFR + 0.71%), 5.00%, 8/11/27 (1) (4)	1,700	1,707
Volkswagen Group of America Finance LLC,
4.45%, 9/11/27 (1)	12,300	12,330
		14,037
Banking – 5.2%
ABN AMRO Bank N.V.,
(Floating, U.S. SOFR Compounded Index + 0.75%), 5.10%, 7/7/28 (1) (4)	20,000	20,070
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 4.85%, 9/15/26 (4)	9,600	9,619
(Variable, U.S. SOFR Compounded Index + 0.75%), 4.06%, 9/22/28 (5)	16,600	16,577
Bank of Nova Scotia (The),
(Variable, U.S. SOFR + 0.76%), 4.04%, 9/15/28 (5)	24,500	24,446
Deutsche Bank A.G.,
(Floating, U.S. SOFR + 1.22%), 5.50%, 11/16/27 (4)	7,500	7,535
(Variable, U.S. SOFR + 2.51%), 6.82%, 11/20/29 (5)	20,809	22,259
HSBC Holdings PLC,
(Floating, U.S. SOFR + 1.03%), 5.29%, 3/3/29 (4)	6,000	6,023
ING Groep N.V.,
(Floating, U.S. SOFR Compounded Index + 1.01%), 5.23%, 4/1/27 (4)	23,800	23,854
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 6.3% continued
Banking – 5.2%continued
Nationwide Building Society,
(Floating, U.S. SOFR + 1.29%), 5.57%, 2/16/28 (1) (4)	$9,300	$9,372
NatWest Markets PLC,
(Floating, U.S. SOFR + 0.76%), 4.98%, 9/29/26 (1) (4)	7,800	7,820
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR Compounded Index + 1.07%), 4.32%, 9/22/29 (5)	4,800	4,787
Sumitomo Mitsui Financial Group, Inc.,
(Floating, U.S. SOFR + 0.88%), 5.22%, 1/14/27 (4)	9,880	9,936
		162,298
Institutional Financial Services – 0.3%
Nomura Holdings, Inc.,
5.71%, 1/9/26	10,000	10,038
Specialty Finance – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
6.45%, 4/15/27	5,000	5,156
Total Foreign Issuer Bonds
(Cost $197,609)		198,096

U.S. GOVERNMENT AGENCIES – 0.2% (8)
Freddie Mac – 0.2%
Seasoned Loans Structured Transaction Trust, Series 2018-2, Class A1,
3.50%, 11/25/28	6,199	6,071
Total U.S. Government Agencies
(Cost $6,064)		6,071

MUNICIPAL BONDS – 77.0%
Alabama – 2.4%
Black Belt Energy Gas District Gas Supply Revenue Bonds, Subseries D2,
(Floating, U.S. SOFR + 1.40%), 4.21%, 6/1/27(4) (9)	20,000	20,162
Black Belt Energy Gas District Revenue Bonds, Gas Project No.7-S,
4.00%, 12/1/26(9) (10)	9,800	9,917
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 258 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
Alabama – 2.4%continued
Black Belt Energy Gas District Revenue Bonds, Series E, Gas Project,
5.00%, 5/1/28	$510	$532
Black Belt Energy Gas District Variable Revenue Bonds, Gas Project,
(Floating, SIFMA Municipal Swap Index Yield + 0.35%), 3.30%, 12/1/26(4) (9)	29,000	28,631
Southeast Energy Authority Commodity Supply Revenue Bonds, Series A, Project No.1,
4.00%, 10/1/28(9) (10)	8,650	8,864
Southeast Energy Authority Commodity Supply Revenue Bonds, Series B-1, Project No. 4,
5.00%, 8/1/28(9) (10)	7,100	7,450
		75,556
Alaska – 0.2%
Alaska State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 8/1/27	2,000	2,093
Alaska State Housing Finance Corp. Revenue Refunding Bonds, State Capital Project,
5.00%, 6/1/27	2,605	2,713
Civic Ventures Revenue Refunding Bonds, Anchorage Convention Center,
5.00%, 9/1/27	930	970
5.00%, 9/1/28	975	1,037
		6,813
Arizona – 1.6%
Arizona State Health Facilities Authority Variable Revenue Bonds, Banner Health Services, Unrefunded Balance,
(Floating, SIFMA Municipal Swap Index Yield + 0.00%), 3.20%, 11/4/26(4) (9)	7,335	7,282
Arizona State Health Facilities Authority Variable Revenue Bonds, Banner Health, Prerefunded,
(Floating, SIFMA Municipal Swap Index Yield + 0.00%), 3.20%, 11/4/25(4) (11)	300	300
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
Arizona – 1.6%continued
Arizona State Health Facilities Authority Variable Revenue Refunding Bonds, Banner Health, Prerefunded,
(Floating, SIFMA Municipal Swap Index Yield + 0.25%), 3.20%, 11/4/25(4) (11)	$1,495	$1,495
Glendale Water & Sewer Revenue Refunding Bonds,
5.00%, 7/1/26	3,000	3,055
Maricopa County High School District No. 210 G.O. Unlimited Bonds, Series B, Project of 2023,
5.00%, 7/1/27	2,265	2,367
Maricopa County IDA Variable Revenue Bonds, Series A-2, Banner Health,
5.00%, 5/15/28(9) (10)	10,000	10,487
Maricopa County Litchfield Elementary School District No. 79 G.O. Unlimited Bonds, Series A, Project of 2023,
5.00%, 7/1/26	1,830	1,864
Maricopa County Unified School District No. 4 G.O. Unlimited Bonds, Series E, Mesa Project of 2018,
5.00%, 7/1/26	1,050	1,069
Phoenix Civic Improvement Corp. Water System Junior Lien Revenue Refunding Bonds, Series B,
5.00%, 7/1/26	1,750	1,757
Pima County IDA MFH Variable Revenue Bonds, Flats At Ballpark Village,
2.71%, 4/1/28(9) (10)	7,595	7,555
Pima County Refunding COPS,
5.00%, 12/1/27	2,860	3,011
Pinal County Revenue Refunding Obligation Bonds (BAM Insured),
5.00%, 8/1/28	1,000	1,070
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds,
5.00%, 1/1/27	2,130	2,199
Tucson G.O. Unlimited Bonds, Series 2018-B,
5.00%, 7/1/27	6,460	6,739
		50,250
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  259 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
Arkansas – 0.1%
Fort Smith Water & Sewer Revenue Refunding Bonds,
5.00%, 10/1/26	$2,385	$2,441
California – 3.2%
Bay Area Toll Authority Toll Bridge Variable Revenue Bonds, San Francisco Bay Area Toll,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 3.25%, 4/1/27(4) (9)	8,500	8,330
Bay Area Toll Authority Toll Bridge Variable Revenue Refunding Bonds, San Francisco Bay Area,
(Floating, SIFMA Municipal Swap Index Yield + 0.45%), 3.40%, 4/1/26(4) (9)	8,750	8,706
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 10/1/28	1,750	1,839
California Community Choice Financing Authority Sustainable Revenue Bonds, Series A-1, Clean Energy Project,
4.00%, 8/1/28(9) (10)	4,745	4,857
California State G.O. Unlimited Refunding Bonds,
5.00%, 3/1/27	13,400	13,905
California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds, Series A (AMT), Waste Management, Inc.,
3.45%, 10/2/28(9) (10)	4,000	3,963
Los Angeles Department of Airports Airport Subordinate Revenue Refunding Bonds (AMT),
5.00%, 5/15/28	5,000	5,286
Los Angeles Department of Airports Airport Subordinate Sustainable Revenue Refunding Bonds (AMT),
5.00%, 5/15/28	6,500	6,871
Los Angeles Department of Airports Subordinate Revenue Refunding Bonds (AMT),
5.00%, 5/15/28	4,530	4,789
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
California – 3.2%continued
Los Angeles Department of Water & Power Revenue Refunding Bonds Series B,
5.00%, 7/1/26	$2,600	$2,634
5.00%, 7/1/27	2,225	2,316
Los Angeles Department of Water & Power Revenue Refunding Bonds, Series A,
5.00%, 7/1/26	4,035	4,103
5.00%, 7/1/26	1,990	2,023
Los Angeles Department of Water & Power System Revenue Bonds,
5.00%, 7/1/26	6,270	6,351
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series A,
5.00%, 7/1/26	1,930	1,962
5.00%, 7/1/27	3,040	3,164
Los Angeles Department of Water & Power System Revenue Refunding Bonds, Series B,
5.00%, 7/1/27	3,180	3,262
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series (AMT), Unrefunded Balance,
5.00%, 5/1/27	10,880	11,250
San Francisco City & County Airports Commission International Airport Revenue Refunding Bonds, Second Series A (AMT),
5.00%, 5/1/28	2,300	2,419
		98,030
Colorado – 2.3%
Adams & Arapahoe Counties Joint School District No. 28J Aurora G.O. Unlimited Bonds (State Aid Withholding),
5.50%, 12/1/26	3,340	3,459
Adams 12 Five Star Schools G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/15/26	8,000	8,248
Colorado State COPS, Series A,
5.00%, 12/15/25	1,350	1,356
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 260 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
Colorado – 2.3%continued
Colorado State Health Facilities Authority Revenue Refunding Bonds, Series A, CommonSpirit Health,
5.00%, 8/1/27	$5,000	$5,193
Colorado State Health Facilities Authority Variable Revenue Bonds, Intermountain Healthcare,
(Floating, SIFMA Municipal Swap Index Yield + 0.55%), 3.50%, 8/17/26(4) (9)	22,100	21,966
Denver City & County Airport Subordinate Revenue Refunding Bonds, Series A,
5.00%, 11/15/25	3,160	3,169
5.00%, 11/15/26	15,560	15,985
Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series A (AMT),
5.00%, 12/1/27	3,865	4,042
Denver City & County School District No. 1 G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 12/1/26	3,650	3,758
Denver City & County School District No. 1 G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 12/1/27	4,500	4,752
		71,928
Connecticut – 1.8%
Connecticut State G.O. Unlimited Bonds, Series A,
5.00%, 1/15/26	4,100	4,127
Connecticut State G.O. Unlimited Bonds, Series B,
5.00%, 12/1/27	12,100	12,755
Connecticut State G.O. Unlimited Bonds, Series E,
5.00%, 10/15/26	3,295	3,379
Connecticut State G.O. Unlimited Refunding Bonds, Series D,
4/15/26(2)	12,175	12,330
8/15/28(2)	8,075	8,623
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
Connecticut – 1.8%continued
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Yale New Haven,
5.00%, 7/1/27	$5,500	$5,729
Hartford Special Obligation Revenue Refunding Bonds,
5.00%, 7/15/26	7,000	7,140
University of Connecticut Revenue Refunding Bonds, Series A,
5.00%, 11/15/25	2,280	2,286
		56,369
District of Columbia – 0.4%
District of Columbia G.O. Unlimited Refunding Bonds, Series A,
5.00%, 6/1/28	2,175	2,268
District of Columbia Housing Finance Agency MFH Revenue Bonds, Wagner Senior Residences Project,
2.95%, 9/1/28	4,500	4,497
District of Columbia Water & Sewer Authority Public Utility Subordinate Revenue Refunding Bonds, Series A,
5.00%, 10/1/28	2,200	2,367
District of Columbia Water & Sewer Authority Public Utility Subordinate Sustainable Revenue Refunding Bonds,
5.00%, 10/1/28	765	823
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	550	574
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series B,
5.00%, 10/1/25	1,400	1,400
		11,929
Florida – 3.5%
Broward County School Board Refunding COPS, Series A (AG Insured),
5.00%, 7/1/28	6,710	7,151
Broward County School Board Refunding COPS, Series C,
5.00%, 7/1/26	5,000	5,082
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  261 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
Florida – 3.5%continued
Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 7/1/26(11)	$1,950	$1,985
Duval County School Board Refunding COPS, Series A (AG Insured),
5.00%, 7/1/27	2,850	2,976
Florida Insurance Assistance Interlocal Agency Revenue Bonds, Series A-1,
5.00%, 9/1/26	9,250	9,336
Florida State Housing Finance Corp. MFH Mortgage Variable Revenue Bonds, Hermosa North Fort Myers II,
3.50%, 7/1/27(9) (10)	3,000	3,034
Florida State Housing Finance Corp. Variable Revenue Bonds, Series D, Osprey Sound,
3.00%, 9/1/28(9) (10)	6,000	6,003
Florida State Mid-Bay Bridge Authority First Senior Lien Revenue Refunding Bonds (AG Insured),
5.00%, 10/1/26	3,250	3,319
5.00%, 10/1/27	1,700	1,773
Florida State Municipal Power Agency Revenue Refunding Bonds, All-Requirements Power Supply Project,
5.00%, 10/1/27	795	833
5.00%, 10/1/28	1,300	1,393
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds, Series A (AMT),
5.00%, 10/1/27	5,045	5,264
Hillsborough County Aviation Authority Revenue Bonds, Series A (AMT), Tampa International Airport,
5.00%, 10/1/25	1,500	1,500
Hillsborough County Aviation Authority Tampa International Airport Revenue Bonds, Series B,
5.00%, 10/1/25	1,615	1,615
Jacksonville Special Revenue Bonds,
5.00%, 10/1/28	2,100	2,261
Jacksonville Special Revenue Refunding Bonds, Series B,
5.00%, 10/1/27	8,650	8,843
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
Florida – 3.5%continued
Lake County School Board Refunding COPS, Series A (AG Insured),
5.00%, 6/1/27	$1,945	$2,021
5.00%, 6/1/28	1,135	1,206
Lee County Airport Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/28	2,500	2,649
Miami Beach Redevelopment Agency Tax Allocation Bonds, City Center/Historic Convention (AG Insured),
5.00%, 2/1/28	1,700	1,792
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/27	3,700	3,856
5.00%, 10/1/28	4,100	4,354
Miami-Dade County School Board Refunding COPS, Series A,
5.00%, 5/1/27	8,840	9,173
Miami-Dade County Transit Sales Surtax Revenue Refunding Bonds,
5.00%, 7/1/26	8,955	9,126
Orlando Utilities Commission Utility System Revenue Refunding Bonds, Series A,
5.00%, 10/1/25	3,000	3,000
Palm Beach County Public Improvement Revenue Refunding Bonds, Series A,
5.00%, 11/1/25	1,000	1,002
Palm Beach County School Board Refunding COPS, Series A,
5.00%, 8/1/27	4,675	4,890
Reedy Creek Improvement District G.O. Limited Bonds,
5.00%, 6/1/27	1,315	1,335
Sarasota County School Board COPS, Master Lease Program,
5.00%, 7/1/26	1,375	1,400
Seminole County Water & Sewer Revenue Refunding Bonds, Series A,
5.00%, 10/1/26	855	877
5.00%, 10/1/27	700	735
		109,784
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 262 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
Georgia – 1.2%
Atlanta Airport Revenue Refunding Bonds, Series G (AMT),
5.00%, 7/1/28	$2,500	$2,650
Atlanta Airport Sustainable Revenue Bonds, Series B-1 (AMT),
5.00%, 7/1/28	4,000	4,240
Atlanta G.O. Unlimited Bonds, Series A-2, Escrowed to Maturity,
5.00%, 12/1/25	1,575	1,581
Decatur Housing Authority MFH Variable Revenue Bonds, Philips Tower Project,
3.25%, 9/1/27(9) (10)	2,250	2,267
Douglas County School District G.O. Unlimited Bonds (State Aid Withholding),
4/1/28(2)	1,850	1,967
Municipal Electricity Authority of Georgia Revenue Refunding Bonds, Subseries A, Project 1 (BAM-TCRS Insured),
5.00%, 1/1/28	9,040	9,196
Paulding County School District G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 2/1/27	3,000	3,101
Richmond County Board of Education G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 10/1/28	11,705	12,591
		37,593
Hawaii – 0.6%
Hawaii State G.O. Unlimited Bonds, Series FB,
5.00%, 4/1/27	6,895	6,981
Honolulu City & County G.O. Unlimited Refunding Bonds, Series E,
5.00%, 7/1/28	11,390	12,195
		19,176
Idaho – 0.9%
Idaho State Building Authority Sales TRB, Series A,
5.00%, 6/1/26	25,000	25,419
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
Idaho – 0.9%continued
Kootenai County Coeur d'Alene School District No. 271 G.O. Unlimited Bonds (Idaho Sales Tax Guaranty Insured),
4.00%, 9/15/27	$3,000	$3,067
		28,486
Illinois – 3.4%
Chicago Midway Airport Revenue Refunding Bonds, Series A (AMT),
5.00%, 1/1/26	3,500	3,518
Chicago O'Hare International Airport General Senior Lien Revenue Refunding Bonds, Series A,
5.00%, 1/1/28	2,290	2,360
Chicago Park District G.O. Limited Refunding Bonds, Series C,
5.00%, 1/1/26	2,000	2,010
Chicago Transit Authority Sales Tax Receipts Revenue Refunding Bonds, Series A,
5.00%, 12/1/27	2,250	2,364
Chicago Wastewater Transmission Second Lien Revenue Refunding Bonds, Series B,
5.00%, 1/1/27	2,300	2,360
DuPage County Forest Preserve District G.O. Limited Bonds,
5.00%, 11/1/27	1,600	1,682
Illinois State Finance Authority Revenue Bonds, Northwestern University,
5.00%, 12/1/25	1,850	1,857
Illinois State Finance Authority Variable Revenue Refunding Bonds, Field Museum of Natural History,
(Floating, U.S. SOFR + 1.20%), 4.09%, 9/1/28(4) (9)	7,500	7,493
Illinois State Financing Authority Revenue Refunding Bonds, NorthShore University Health System,
5.00%, 8/15/28	3,000	3,204
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 10/1/26	7,000	7,161
5.00%, 10/1/27	3,430	3,586
5.25%, 9/1/28	23,415	25,082
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  263 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
Illinois – 3.4%continued
Illinois State G.O. Unlimited Bonds, Series D,
3.25%, 11/1/26	$6,855	$6,886
5.00%, 11/1/26	12,435	12,740
Illinois State G.O. Unlimited Refunding Bonds, Series A,
5.00%, 10/1/27	1,100	1,150
Illinois State Housing Development Authority Sustainable Revenue Bonds, Series N (GNMA, FNMA, FHLMC Insured),
3.70%, 10/1/25	800	800
3.80%, 10/1/26	600	606
Illinois State Municipal Electric Agency Power Supply Revenue Refunding Bonds, Series A,
5.00%, 2/1/28	9,450	9,971
Metropolitan Water Reclamation District of Greater Chicago G.O. Unlimited Refunding Bonds, Series A,
5.00%, 12/1/25	1,000	1,004
Sales Tax Securitization Corp. Revenue Refunding Bonds,
5.00%, 1/1/28	5,170	5,430
Springfield Electric Senior Lien Revenue Refunding Bonds (BAM Insured),
5.00%, 3/1/27	3,220	3,324
		104,588
Indiana – 1.6%
Carmel Clay Schools G.O. Limited Bonds (State Intercept Program),
5.00%, 1/15/27	2,405	2,480
Decatur Township Multi-School Building Corp. Revenue Refunding Bonds (State Intercept Program),
5.00%, 1/15/27	1,320	1,359
5.00%, 7/15/27	1,385	1,442
5.00%, 1/15/28	1,650	1,738
5.00%, 7/15/28	2,530	2,694
Hamilton County G.O. Limited Bonds, Series A,
12/31/26(2)	1,260	1,294
Indiana Finance Authority Wastewater Utility First Lien Revenue Refunding Bonds, CWA Authority Project,
5.00%, 10/1/25	1,075	1,075
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
Indiana – 1.6%continued
Indiana State Finance Authority Environmental Variable Revenue Refunding Bonds (AMT), Duke Energy Indiana,
3.75%, 6/1/27(9) (10)	$5,750	$5,800
Indiana State Finance Authority Revenue Refunding Bonds, Series A, Stadium Project,
5.00%, 2/1/26	1,765	1,778
5.00%, 2/1/28	2,710	2,855
Indiana State Finance Authority Variable Revenue Refunding Bonds, Deaconess Health System,
(Floating, SIFMA Municipal Swap Index Yield + 0.30%), 3.25%, 3/1/27(4) (9)	6,315	6,262
Indianapolis Local Public Improvement Bank Revenue Refunding Bonds, Series E,
5.00%, 2/1/27	780	805
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds (AMT), Indianapolis Airport Authority Project,
5.00%, 1/1/28	1,090	1,141
IPS Multi-School Building Corp. First Mortgage Revenue Refunding Bonds (State Intercept Program),
4.00%, 7/15/27	7,200	7,405
Noblesville Schools G.O. Limited Bonds (State Intercept Program),
6.00%, 1/15/27	500	522
6.00%, 7/15/27	1,325	1,405
6.00%, 1/15/28	1,345	1,448
6.00%, 7/15/28	1,635	1,787
Valparaiso 21st Century School Building Corp. First Mortgage Revenue Refunding Bonds (State Aid Intercept Program),
1/15/27(2)	1,020	1,051
7/15/27(2)	400	417
7/15/28(2)	4,025	4,290
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 264 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
Indiana – 1.6%continued
Zionsville Community Schools Building Corp. Revenue Bonds (State Intercept Program),
5.00%, 1/15/27	$1,400	$1,444
5.00%, 7/15/27	510	532
		51,024
Kansas – 1.3%
Kansas State Department of Transportation Highway Revenue Refunding Bonds, Series A,
5.00%, 9/1/27	8,645	9,076
Manhattan G.O. Unlimited Temporary Notes,
4.00%, 6/15/28	19,150	19,314
Spring Hill G.O. Unlimited Notes, Series B,
4.00%, 9/1/27	9,990	10,108
Wyandotte County Kansas City Unified Government G.O. Unlimited Bonds, Series A (BAM Insured),
4.00%, 8/1/27	2,065	2,123
		40,621
Kentucky – 2.3%
Kentucky State Asset/Liability Commission Agency Fund Revenue Refunding Bonds, Federal Highway Trust Fund Project Notes,
5.00%, 9/1/26	6,290	6,422
Kentucky State Property & Buildings Commission Revenue Bonds, Series A, Project No. 132,
5.00%, 4/1/28	1,500	1,594
Kentucky State Public Energy Authority Gas Supply Variable Revenue Bonds, Series C,
4.00%, 2/1/28(9) (10)	15,435	15,784
Owensboro-Daviess County Kentucky Regional Water Resource Agency Revenue Bonds, Series A,
5.00%, 12/1/27	2,205	2,314
Rural Water Financing Agency Revenue Bonds, Public Projects Construction Notes,
5/1/27(2)	10,000	10,000
5/1/28(2)	32,025	31,852
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
Kentucky – 2.3%continued
University of Kentucky General Receipts Revenue Refunding Bonds, Series A,
3.00%, 4/1/26	$2,105	$2,107
		70,073
Louisiana – 0.9%
Louisiana State Gas & Fuels Tax Second Lien Variable Revenue Refunding Bonds, Series A,
(Floating, U.S. SOFR + 0.50%), 3.44%, 5/1/26(4) (9)	12,015	11,987
Louisiana State Gasoline & Fuels TRB, Series B,
5.00%, 5/1/27	2,635	2,739
5.00%, 5/1/28	5,000	5,324
Louisiana State Local Government Environmental Facilities and Community Development Authority Revenue Refunding Bonds,
5.00%, 6/1/27	1,000	1,040
New Orleans Aviation Board Revenue Refunding Bonds, Series B (AMT),
5.00%, 1/1/27	5,225	5,356
		26,446
Maine – 0.2%
Maine State Housing Authority Mortgage Purchase Sustainable Revenue Bonds, Series C,
2.90%, 11/15/27	4,400	4,397
Maine State Municipal Bond Bank Revenue Refunding Bonds, Series C,
5.00%, 11/1/27	2,150	2,262
		6,659
Maryland – 0.6%
Anne Arundel County G.O. Limited Refunding Bonds, Consolidated General Improvements,
5.00%, 4/1/27	3,245	3,369
Charles County G.O. Limited Bonds,
5.00%, 10/1/27	3,815	4,017
Maryland Stadium Authority Built to Learn Revenue Bonds,
5.00%, 6/1/26	2,180	2,216
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  265 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
Maryland – 0.6%continued
Maryland State G.O. Unlimited Refunding Bonds, Series B, Bid Group 1,
5.00%, 8/1/26	$10,000	$10,205
		19,807
Massachusetts – 1.5%
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Beth Israel Lahey Health Issue (AG Insured),
5.00%, 7/1/27	1,400	1,455
Massachusetts State School Building Authority Subordinated Sales Tax Sustainable Revenue Refunding Bonds,
5.00%, 2/15/28	8,120	8,616
Quincy G.O. Limited BANS,
5.00%, 7/24/26	11,890	12,120
Somerville G.O. Limited BANS, Series B,
5.00%, 7/1/26	23,230	23,633
		45,824
Michigan – 2.1%
Chippewa Valley Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	1,280	1,329
Fraser Public Schools District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/27	2,850	2,955
Michigan State Finance Authority Revenue Notes, Series A-2 (JPMorgan Chase Bank N.A. LOC),
5.00%, 8/20/26	7,060	7,200
Michigan State Finance Authority Revenue Refunding Bonds, Public Lighting Authority (BAM Insured),
5.00%, 7/1/28	2,645	2,814
Michigan State Finance Authority Variable Revenue Refunding Bonds, Beaumont-Spectrum Consolidation,
(Floating, SIFMA Municipal Swap Index Yield + 0.75%), 3.70%, 4/15/27(4) (9)	15,000	14,954
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
Michigan – 2.1%continued
Michigan State HDA Rental Housing Revenue Bonds, Series A,
3.35%, 4/1/26	$655	$656
Michigan State Revenue Refunding GARVEE Bonds GANS,
5.00%, 3/15/27	4,435	4,600
Michigan State Strategic Fund Ltd. Obligation Revenue Refunding Bonds, Facility for Rare Isotope Beam,
5.00%, 12/1/26	3,090	3,182
Traverse City Area Public Schools G.O. Unlimited Bonds,
5.00%, 5/1/27	8,100	8,414
Washtenaw County Intermediate School District G.O. Unlimited Bonds,
5.00%, 5/1/27	4,360	4,530
Wayne Michigan State University Revenue Refunding Bonds, Series A,
5.00%, 11/15/27	500	525
West Ottawa Public School District G.O. Unlimited Bonds, Series I,
5.00%, 11/1/26	9,125	9,360
Western Michigan University Revenue Refunding Bonds, Series A (AG Insured),
5.00%, 11/15/27	4,595	4,821
		65,340
Minnesota – 3.3%
Edina Independent School District No. 273 G.O. Unlimited Refunding Bonds, Series A (School District Credit Program),
5.00%, 2/1/27	3,425	3,539
Minneapolis-St. Paul Metropolitan Airports Commission Senior Airport Revenue Refunding Bonds, Series A,
5.00%, 1/1/28	11,705	12,059
Minnesota Municipal Gas Agency Commodity Supply Revenue Bonds, Series A,
4.00%, 12/1/27(9) (10)	2,000	2,047
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 266 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
Minnesota – 3.3%continued
Minnesota Municipal Gas Agency Commodity Supply Variable Revenue Bonds, Series B,
(Floating, U.S. SOFR + 1.00%), 3.81%, 12/1/27(4) (9)	$40,000	$39,994
Minnesota State G.O. Unlimited Bonds, Series B,
8/1/27(2)	1,770	1,853
8/1/27(2)	5,535	5,794
Minnesota State Housing Finance Agency Revenue Bonds, Series G (HUD Sector 8 Program),
3.25%, 8/1/27	5,875	5,893
Minnesota State Rural Water Finance Authority Revenue BANS,
3.30%, 8/1/26	10,000	10,013
Moorhead Temporary Tax Increment Financing G.O. Unlimited Bonds,
4.00%, 10/1/27	18,845	19,248
Southern Minnesota State Municipal Power Agency Supply System Revenue Refunding Bonds, Series A,
1/1/28(2)	1,200	1,268
Washington & Clackamas Counties Tigard-Tualatin School District No. 23J G.O. Unlimited Bonds (School Board Guaranty Program),
1/1/27(2)	1,240	1,279
		102,987
Missouri – 1.7%
Fort Zumwalt School District G.O. Unlimited Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/28	8,415	8,915
Jackson County Consolidated School District No. 4 G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
6.00%, 3/1/27	2,830	2,967
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Refunding Bonds, Prairie State Project,
5.00%, 12/1/26	3,885	3,993
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
Missouri – 1.7%continued
Missouri State Health & Educational Facilities Revenue Refunding Bonds, CoxHealth Obligated Group,
11/15/28(2)	$750	$800
Missouri State Highways & Transportation Commission State Road Revenue Bonds, Mega Project (State Appropriation Insured),
5.00%, 5/1/26	20,000	20,286
Missouri State Public Utilities Commission Revenue Refunding Bonds, Interim Construction Notes,
4.00%, 5/1/26	11,980	12,013
Platte County Reorganized School District No. R-3 G.O. Unlimited Bonds,
6.25%, 3/1/27	2,960	3,113
Ritenour School District G.O. Unlimited Refunding Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/26	575	580
		52,667
Nevada – 1.0%
Clark County School District Building G.O. Limited Bonds, Series B (AGM-CR Insured),
5.00%, 6/15/27	2,900	3,028
Clark County School District G.O. Limited Refunding Bonds, Series B,
5.00%, 6/15/26	1,040	1,057
Las Vegas Valley Water District G.O. Limited Refunding Bonds, Series A,
5.00%, 6/1/26	1,075	1,077
Nevada State G.O. Limited Bonds, Series A,
5.00%, 4/1/27	24,175	25,083
		30,245
New Hampshire – 0.1%
New Hampshire State HFA Multi-Family Revenue Bonds, Series 3 (FHA Insured),
3.80%, 7/1/26	1,000	1,001
New Hampshire State Housing Finance Authority Multifamily Revenue Bonds, Series 4 (FHA Insured),
3.63%, 4/1/26	1,000	1,002
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  267 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
New Hampshire – 0.1%continued
New Hampshire State Municipal Bond Bank Revenue Bonds, Series B,
5.00%, 8/15/27	$2,000	$2,095
		4,098
New Jersey – 3.7%
Essex County G.O. Unlimited BANS,
4.00%, 7/8/26	12,305	12,432
Jersey City Municipal Utilities Authority Water Project Revenue Notes (Municipal Government Gtd.),
5.00%, 5/1/26	15,510	15,694
Mercer County G.O. Unlimited Bonds,
3.00%, 2/15/26	2,830	2,832
Monmouth County Improvement Authority Revenue Bonds,
5.00%, 12/1/26	1,350	1,391
Monmouth County Improvement Authority Revenue Notes, Governmental Pooled Loan Project (County Gtd.),
4.00%, 3/13/26	35,000	35,193
New Jersey State EDA Revenue Refunding Bonds, Series BBB, Prerefunded,
5.50%, 12/15/26(11)	4,000	4,143
New Jersey State EDA Revenue Refunding Bonds, Series XX,
4.25%, 6/15/26	13,565	13,572
New Jersey State EDA Revenue School Facilities Construction Revenue Refunding Bonds, Series GGG,
5.25%, 9/1/26	5,000	5,119
New Jersey State Health Care Facilities Financing Authority Department Human Services Revenue Refunding Bonds, Marlboro Psychiatric Hospital,
5.00%, 9/15/27	2,305	2,414
New Jersey State Housing & Mortgage Finance Agency Multi Family Sustainable Revenue Bonds, Subseries D (GNMA, FNMA, FHLMC Insured),
2.90%, 11/1/27	3,750	3,745
2.95%, 5/1/28	2,770	2,766
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
New Jersey – 3.7%continued
New Jersey State Turnpike Authority Revenue Bonds, Series A,
5.00%, 1/1/27	$2,775	$2,859
New Jersey State Turnpike Authority Revenue Bonds, Series B,
5.00%, 1/1/28	3,485	3,680
New Jersey State Turnpike Authority Revenue Exchange Refunding Bonds, Series A,
5.00%, 1/1/27	4,490	4,626
New Jersey State Turnpike Authority Revenue Refunding Bonds, Series B,
5.00%, 1/1/27	3,835	3,954
		114,420
New Mexico – 0.3%
Albuquerque G.O. Unlimited Bonds, Series A,
5.00%, 7/1/26	1,715	1,746
Albuquerque Municipal School District No. 12 G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.00%, 8/1/26	2,150	2,194
New Mexico State Severance TRB, Series A,
5.00%, 7/1/26	2,505	2,550
5.00%, 7/1/28	4,000	4,274
		10,764
New York – 7.6%
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Climate Bond Certified,
5.00%, 11/15/27	1,120	1,175
5.00%, 11/15/28	9,370	10,012
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Series B,
5.00%, 11/15/27	2,675	2,806
Metropolitan Transportation Authority Variable Revenue Refunding Bonds, Subseries G-1,
(Floating, U.S. SOFR + 0.43%), 3.24%, 11/1/26(4)	590	590
Metropolitan Transportation Authority Variable Revenue Tender Notes,
(Floating, U.S. SOFR + 0.65%), 3.46%, 4/1/26(4) (9)	40,000	40,011
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 268 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
New York – 7.6%continued
New York City Transitional Finance Authority Building Aid Revenue Refunding Bonds, Series S-2 (State Aid Withholding),
7/15/27(2)	$7,000	$7,317
7/15/28(2)	15,825	16,892
New York G.O. Unlimited Bonds, Series G, Subseries G-1,
5.00%, 2/1/28	16,995	17,974
New York G.O. Unlimited Refunding Bonds, Series B-1, Fiscal 2026,
5.00%, 8/1/28	10,000	10,694
New York G.O. Unlimited Refunding Bonds, Series C-1,
5.00%, 8/1/26	1,890	1,929
New York Multi-modal G.O. Unlimited Refunding Bonds, Fiscal 2025,
5.00%, 8/1/27	18,780	19,668
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series C,
5.00%, 3/15/28	1,000	1,062
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 226 (AMT),
5.00%, 10/15/28	3,520	3,737
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 246 (AMT),
5.00%, 9/1/27	15,005	15,606
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 249 (AMT),
5.00%, 10/15/27	3,750	3,907
5.00%, 10/15/28	6,975	7,405
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue BANS, Series A,
5.00%, 3/1/28	14,420	15,273
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Variable Revenue Refunding Bonds, Series E, Green Bonds,
(Floating, U.S. SOFR + 1.05%), 3.86%, 4/1/26(4)	15,560	15,559
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
New York – 7.6%continued
Triborough Bridge and Tunnel Authority Subordinate Revenue BANS, Series A,
5.00%, 2/1/28	$25,420	$26,963
West Seneca G.O. Limited BANS,
4.00%, 2/6/26	16,999	17,070
		235,650
North Carolina – 1.2%
East Carolina University Revenue Bonds, Series A,
5.00%, 10/1/27	1,225	1,238
Mecklenburg County G.O. Unlimited Bonds, Series A,
5.00%, 2/1/27	2,065	2,137
Mecklenburg County G.O. Unlimited Bonds, Series B,
5.00%, 2/1/27	13,680	14,156
North Carolina State Grant Anticipation Revenue Refunding GARVEE Bonds,
5.00%, 3/1/28	12,640	13,417
North Carolina State Limited Obligation Revenue Bonds, Series B, Build NC Programs,
5.00%, 5/1/26	3,520	3,571
North Carolina State Medical Care Commission Health Care Facilities Revenue Refunding Bonds, Series A, Duke University Health System,
5.00%, 6/1/27	1,750	1,820
5.00%, 6/1/28	2,115	2,253
		38,592
Ohio – 1.6%
Akron Bath & Copley Joint Township Hospital District Revenue Refunding Bonds, Children's Medical Hospital,
5.00%, 11/15/27	1,825	1,918
American Municipal Power-Ohio, Inc., Revenue Refunding Bonds, Prairie State Energy Campus Project,
5.00%, 2/15/26	3,000	3,026
5.00%, 2/15/27	6,765	6,988
5.00%, 2/15/28	10,000	10,556
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  269 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
Ohio – 1.6%continued
Hamilton Bond Anticipation Notes G.O. Limited BANS (State Standby NT Purchase),
4.00%, 12/17/25	$1,675	$1,678
Ohio State G.O. Limited Bonds, Series A,
5.00%, 5/1/27	8,135	8,472
Ohio State G.O. Limited Bonds, Series B,
5.00%, 11/1/26	12,035	12,372
Ohio State G.O. Unlimited Bonds, Series Y,
5.00%, 5/1/26	1,000	1,014
Ohio State Hospital Facilities Revenue Refunding Bonds, Cleveland Clinic Health System,
5.00%, 1/1/27	3,220	3,315
		49,339
Oklahoma – 1.5%
Cleveland County Independent School District No. 2 G.O. Unlimited Bonds,
4.00%, 3/1/27	5,520	5,629
4.00%, 3/1/28	7,440	7,697
Oklahoma County Independent School District No. 1 G.O. Unlimited Bonds,
3.25%, 5/1/27	17,375	17,498
Oklahoma County Independent School District No. 12 G.O. Unlimited Bonds, Edmond School District,
4.00%, 3/1/27	3,425	3,496
Oklahoma State Capitol Improvement Authority State Highways Capital Improvement Revenue Bonds, Department of Transportation,
5.00%, 7/1/28	510	545
Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Broken Arrow Public Schools Project,
5.00%, 9/1/27	8,480	8,860
Tulsa G.O. Unlimited Bonds, Series D,
3.00%, 10/1/26	3,000	3,007
		46,732
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
Oregon – 1.5%
Chemeketa Community College District G.O. Unlimited Bonds, Series B (School Board Guaranty Program),
5.00%, 6/15/28	$4,000	$4,274
Clackamas & Washington Counties Joint School District No. 3 West Linn-Wilsonville G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 6/15/27	8,310	8,666
Morrow County School District No. 1 G.O. Limited Bonds (School Board Guaranty Program),
5.00%, 6/15/27	1,375	1,433
Multnomah County School District No. 7 Reynolds G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 6/15/27	4,680	4,870
5.00%, 6/15/28	695	741
Oregon State Department of Administrative Services Lottery Revenue Refunding Bonds, Series A,
5.00%, 4/1/27	5,000	5,189
5.00%, 4/1/28	10,000	10,643
Portland Sewer System Second Lien Revenue Refunding Bonds,
5.00%, 6/1/27	5,000	5,214
Redmond G.O. Limited Bonds (AMT), Airport Expansion Projects,
5.00%, 6/1/28	1,000	1,049
Washington & Clackamas Counties Tigard-Tualatin School District No. 23J G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/15/27	1,500	1,565
5.00%, 6/15/28	2,000	2,136
Washington County School District No. 48J Beaverton G.O. Unlimited Bonds, Series B (School Board Guaranty Program),
5.00%, 6/15/28	1,355	1,448
		47,228
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 270 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
Pennsylvania – 4.5%
Allegheny County Higher Education Building Authority College Variable Revenue Refunding Bonds, Carnegie Mellon University,
(Floating, U.S. SOFR + 0.29%), 3.23%, 8/1/27(4) (9)	$5,000	$4,984
Allegheny County Hospital Development Authority UPMC Variable Revenue Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.70%), 3.65%, 5/15/27(4) (9)	40,000	39,663
Bethlehem Area School District Authority Variable Revenue Refunding Bonds, Bethlehem Area School (State Aid Withholding),
(Floating, U.S. SOFR + 0.35%), 3.16%, 11/1/25(4) (9)	1,250	1,250
Centre County Hospital Authority Revenue Refunding Bonds, Mount Nittany Medical Center Project, Prerefunded,
5.00%, 11/15/25(11)	6,250	6,267
Commonwealth Financing Authority Tobacco Master Settlement Payment Revenue Bonds,
5.00%, 6/1/28	2,280	2,414
Delaware Valley Regional Financial Authority Variable Revenue Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.40%), 3.35%, 3/1/26(4) (9)	7,000	6,980
Delaware Valley Regional Financial Authority Variable Revenue Bonds, Series C,
(Floating, U.S. SOFR + 0.49%), 3.30%, 3/1/27(4) (9)	11,000	10,985
Pennsylvania State Economic Development Financing Authority UPMC Revenue Refunding Bonds, Series B, UPMC Obligated Group,
5.00%, 3/15/27	2,680	2,767
5.00%, 3/15/28	3,500	3,686
Pennsylvania State G.O Unlimited Bonds, Second Series of 2016,
5.00%, 9/15/27	7,170	7,334
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
Pennsylvania – 4.5%continued
Pennsylvania State G.O. Unlimited Bonds, First Series of 2024, Bid Group C,
5.00%, 8/15/27	$9,415	$9,869
Pennsylvania State G.O. Unlimited First Refunding Bonds, Series A,
5.00%, 8/15/26	12,225	12,492
Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, University of Pennsylvania,
5.00%, 8/15/26	2,240	2,287
Pennsylvania State Turnpike Commission Registration Fee Variable Revenue Refunding Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.85%), 3.80%, 7/15/26(4) (9)	2,500	2,497
Pennsylvania State Turnpike Commission Revenue Bonds, Series B,
5.00%, 12/1/27	1,000	1,056
Pennsylvania State Turnpike Commission Revenue Bonds, Third Subseries 1,
5.00%, 12/1/27	2,000	2,112
Philadelphia Airport Revenue Refunding Bonds, Series B (AMT), Private Activity,
5.00%, 7/1/27	1,000	1,035
5.00%, 7/1/28	860	907
Philadelphia G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/28	2,725	2,918
Seneca Valley School District G.O. Limited Refunding Bonds, Series B (State Aid Withholding),
5.00%, 3/1/27	925	957
5.00%, 3/1/28	1,775	1,880
University of Pittsburgh - of The Commonwealth System of Higher Education Revenue Refunding Bonds,
4.00%, 4/15/26	14,110	14,181
		138,521
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  271 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
Rhode Island – 0.9%
Bristol Warren Regional School District G.O. Unlimited BANS, Series 1,
5.00%, 6/4/26	$25,000	$25,361
Rhode Island State G.O. Unlimited Refunding Bonds, Series C,
5.00%, 8/1/26	1,040	1,062
5.00%, 8/1/27	1,210	1,266
		27,689
South Carolina – 0.2%
Lancaster County School Public Facilities Corp. Installment Purchase Revenue Bonds, Lancaster County Project,
5.00%, 6/1/26	375	381
South Carolina State Public Service Authority Revenue Refunding Bonds, Series B,
5.00%, 12/1/26	4,395	4,514
		4,895
South Dakota – 0.1%
South Dakota State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B, Sanford,
5.00%, 11/1/26	360	369
5.00%, 11/1/27	915	958
5.00%, 11/1/28	1,165	1,243
		2,570
Tennessee – 1.1%
Johnson City Health & Educational Facilities Board Multifamily Variable Revenue Bonds, Tapestry At Roan Hill (Housing & Urban Development Sector 8 Program),
3.60%, 12/1/26(9) (10)	3,000	3,024
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 9/1/28(9) (10)	1,370	1,404
Tennessee Housing Development Agency Residential Finance Program Revenue Bonds, Series 2B,
3.30%, 1/1/28	1,750	1,750
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
Tennessee – 1.1%continued
Tennessee State Energy Acquisition Corp. Variable Revenue Refunding Bonds, Series A-1, Gas Project,
5.00%, 5/1/28(9) (10)	$14,100	$14,720
Tennessee State G.O. Unlimited Bonds, Series A,
5.00%, 5/1/26	12,680	12,865
		33,763
Texas – 8.2%
Aldine Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/27	1,450	1,502
Arlington Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/27	13,965	14,444
Austin G.O. Limited Refunding Bonds,
9/1/27(2)	4,000	4,190
9/1/28(2)	3,500	3,750
Clifton Higher Education Finance Corp. Education Revenue Refunding Bonds, International Leadership of Texas, Inc. (PSF, Gtd.),
5.00%, 2/15/27	3,000	3,094
Collin County Community College District G.O. Unlimited Bonds,
5.00%, 8/15/27	5,580	5,837
Dallas G.O. Limited Bonds, Series A,
5.00%, 8/15/27	1,160	1,213
Dallas G.O. Limited Refunding Bonds, Series A,
5.00%, 2/15/28	5,565	5,891
Dallas Improvement G.O. Limited Refunding Bonds,
5.00%, 2/15/26	4,000	4,034
Dallas Independent School District G.O. Unlimited Bonds, Series C (PSF, Gtd.),
5.00%, 2/15/28	12,000	12,734
Dallas Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 2/15/27	975	1,007
5.00%, 2/15/28	2,285	2,425
Ector County Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/27	3,105	3,211
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 272 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
Texas – 8.2%continued
El Paso County Certificates of Obligation G.O. Limited Bonds,
5.00%, 8/15/26	$1,275	$1,301
El Paso County G.O. Limited Bonds,
5.00%, 8/15/26	4,000	4,083
El Paso G.O. Limited Refunding Bonds,
5.00%, 8/15/27	2,000	2,094
5.00%, 8/15/28	1,000	1,068
Fort Bend County Certificates of Obligation G.O. Unlimited Bonds,
5.00%, 3/1/27	2,765	2,860
5.00%, 3/1/28	3,550	3,756
Fort Bend County G.O. Limited Refunding Bonds,
5.00%, 3/1/27	1,535	1,588
Fort Bend County G.O. Unlimited Refunding Bonds,
5.00%, 3/1/28	865	915
Fort Bend Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/15/26	1,360	1,389
Fort Worth Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/27	2,570	2,662
Fort Worth Taxable G.O. Limited Notes,
5.00%, 3/1/27	15,000	15,524
Fort Worth Water & Sewer System Revenue Refunding Bonds,
4.00%, 2/15/27	4,455	4,555
Frisco Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/28	4,850	5,133
Garland Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/27	1,000	1,032
Harris County Flood Control District G.O. Limited Bonds, Series A,
5.00%, 10/1/25	1,500	1,500
Harris County Flood Control District G.O. Limited Bonds, Series A, Sustainability Bond,
5.00%, 10/1/25	375	375
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
Texas – 8.2%continued
Harris County Flood Control District G.O. Limited Refunding Bonds,
5.00%, 9/15/28	$1,500	$1,607
Harris County Flood Control District G.O. Limited Refunding Bonds, Series A,
5.00%, 9/15/28	13,500	14,463
Harris County Housing Finance Corp. Revenue Bonds, Baypointe Apartments,
2.95%, 9/1/28(9) (10)	4,150	4,144
Hidalgo County Drain District No. 1 G.O. Unlimited Refunding Bonds,
9/1/27(2)	1,560	1,628
Houston Airport System Subordinate Lien Revenue Bonds, Series A (AMT),
5.00%, 7/1/28	1,500	1,582
Houston G.O. Limited Bonds, Series A,
5.00%, 3/1/28	1,000	1,059
Houston Independent School District G.O. Limited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 2/15/27	9,000	9,310
Irving Waterworks & Sewer Revenue Refunding Bonds,
5.00%, 8/15/26	1,585	1,618
Keller Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/27	13,550	13,995
Lancaster Independent School District G.O. Unlimited Refunding Bonds, Series B (BAM Insured),
5.00%, 2/15/27	980	1,013
Leander Certificates of Obligation G.O. Limited Bonds,
5.00%, 8/15/28	1,250	1,340
Lower Colorado River Authority Revenue Refunding Bonds, Series A,
5.00%, 5/15/27	2,100	2,183
5.00%, 5/15/28	1,565	1,661
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,
5.00%, 5/15/27	4,000	4,158
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  273 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
Texas – 8.2%continued
5.00%, 5/15/27	$750	$780
5.00%, 5/15/28	2,500	2,654
Lubbock Electric Light & Power System Revenue Refunding Bonds,
5.00%, 4/15/26	675	684
Mesquite Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 8/15/27	1,500	1,570
5.00%, 8/15/28	1,500	1,607
North Texas State Municipal Water District Water System Revenue Refunding Bonds,
5.00%, 9/1/27	3,450	3,612
North Texas Tollway Authority Revenue Refunding Bonds, Series A, First Tier,
5.00%, 1/1/26	4,000	4,023
Pasadena Independent School District G.O. Unlimited Refunding Bonds, Series B,
5.00%, 2/15/26	1,000	1,009
Pearland Certificates of Obligation G.O. Limited Bonds,
5.00%, 3/1/28	2,605	2,752
Pearland Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/28	1,500	1,590
Plano G.O. Limited Refunding Bonds,
5.00%, 9/1/27	3,250	3,407
Plano Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/27	11,000	11,370
Prosper Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/15/27	2,110	2,182
Richardson City G.O. Limited Bonds,
5.00%, 2/15/27	2,000	2,070
San Antonio Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/1/28	2,325	2,460
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
Texas – 8.2%continued
San Antonio Electric & Gas Junior Lien Variable Revenue Bonds,
(Floating, SIFMA Municipal Swap Index Yield + 0.87%), 3.82%, 12/1/25(4) (9)	$10,000	$9,999
San Antonio Electric & Gas Revenue Refunding Bonds,
5.00%, 2/1/27	4,745	4,907
San Antonio G.O. Limited Refunding Bonds,
5.00%, 2/1/28	5,240	5,544
San Antonio Independent School District G.O. Unlimited Refunding Bonds, Series B (PSF, Gtd.),
5.00%, 8/15/26	1,590	1,622
San Antonio Taxable G.O. Limited Notes,
5.00%, 2/1/28	6,350	6,718
Spring Branch Independent School District G.O. Unlimited Refunding Bonds (PSF, Gtd.),
5.00%, 2/1/28	4,315	4,569
Texas State Affordable Housing Corp. MFH Variable Revenue Bonds, Norman Commons,
3.63%, 1/1/27(9) (10)	3,400	3,431
Texas State Water Development Board Revolving Fund Revenue Bonds,
5.00%, 8/1/26	3,865	3,945
Williamson County G.O. Unlimited Bonds,
5.00%, 2/15/27	900	932
		256,365
Utah – 0.1%
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/28	2,250	2,381
5.00%, 7/1/28	1,500	1,587
		3,968
Virginia – 0.6%
Hampton Roads Sanitation District Wastewater Subordinate Revenue Notes, Series A,
5.00%, 7/15/26	3,355	3,414
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 274 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
Virginia – 0.6%continued
Spotsylvania County Water & Sewer System Revenue Refunding Bonds,
5.00%, 6/1/26	$1,000	$1,002
Virginia State Public School Authority School Financing Revenue Refunding Bonds, 1997 Resolution, Series B (State Aid Withholding),
5.00%, 8/1/28	12,460	13,377
Virginia State Resources Authority Infrastructure Revenue Refunding Bonds, Virginia Pooled Financing Program,
5.00%, 11/1/27	2,095	2,210
		20,003
Washington – 4.2%
Central Puget Sound Regional Transit Authority Sales & Use Tax Variable Revenue Bonds, Series 2015S, Green Bond,
(Floating, SIFMA Municipal Swap Index Yield + 0.20%), 3.15%, 11/1/26(4) (9)	24,000	23,843
Clark County School District No. 114 G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 12/1/25	2,750	2,760
Energy Northwest Electric Revenue Refunding Bonds, Series A, Project 1,
5.00%, 7/1/28	3,260	3,488
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Revenue Refunding Bonds, Series A, Prerefunded,
5.00%, 1/1/26(11)	2,335	2,348
King County G.O. Limited Refunding Bonds, Series B,
5.00%, 12/1/26	6,730	6,932
King County School District No. 400 Mercer Island G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/26	1,750	1,802
Port of Seattle Intermediate Lien Revenue Bonds (AMT),
5.00%, 4/1/28	2,055	2,166
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
Washington – 4.2%continued
Port of Seattle Intermediate Lien Revenue Bonds, Series B (AMT),
5.00%, 10/1/28	$3,100	$3,299
Seattle Municipal Light & Power Variable Revenue Refunding Bonds, Series B,
(Floating, SIFMA Municipal Swap Index Yield + 0.25%), 3.20%, 11/1/26(4) (9)	7,520	7,453
Washington State COPS, State & Local Agency Real & Personal Property,
5.00%, 1/1/28	6,800	7,188
Washington State G.O. Unlimited Refunding Bonds, Series R-2022C, Bid Group 1,
4.00%, 7/1/26	2,125	2,148
Washington State G.O. Unlimited Refunding Bonds, Series R-2022C, Bid Group 2,
4.00%, 7/1/27	6,000	6,163
Washington State G.O. Unlimited Refunding Bonds, Series R-2023B,
5.00%, 7/1/26	9,465	9,637
Washington State G.O. Unlimited Refunding Bonds, Series R-2024A,
5.00%, 2/1/27	4,325	4,469
Washington State G.O. Unlimited Refunding Bonds, Series R-2024C,
5.00%, 8/1/26	15,720	16,041
Washington State G.O. Unlimited Refunding Bonds, Series R-2025B,
5.00%, 7/1/27	22,525	23,522
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Series A, MultiCare Health System,
5.00%, 8/15/27	2,675	2,778
5.00%, 8/15/28	2,790	2,956
Yakima County East Valley School District No. 90 G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/27	1,605	1,691
		130,684
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  275 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 77.0%continued
West Virginia – 0.0%
West Virginia State Housing Development Fund Sustainable Revenue Bonds, Series D,
3.50%, 5/1/26	$500	$501
3.55%, 11/1/26	475	477
		978
Wisconsin – 1.4%
Dane County G.O. Unlimited Promissory Notes, Series C (AMT),
6/1/27(2)	3,965	4,039
Dane County G.O. Unlimited Promissory Notes, Series D (AMT), Airport Project,
5.00%, 6/1/27	4,560	4,719
5.00%, 6/1/28	3,400	3,598
Madison Metropolitan School District G.O. Unlimited Promissory Notes, Series A,
5.00%, 3/1/27	1,825	1,893
5.00%, 3/1/28	2,560	2,717
Milwaukee G.O. Unlimited Promissory Notes, Series N-2 (AG Insured),
12/1/28(2)	9,480	10,132
Milwaukee G.O. Unlimited Promissory Notes, Series N3,
5.00%, 4/1/28	8,440	8,900
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2025-2,
5.00%, 5/1/28	7,375	7,854
		43,852
Wyoming – 0.1%
Sweetwater County 2023 Specific Purpose Tax Joint Powers Board Revenue Bonds,
6.00%, 6/15/26	2,655	2,715
Total Municipal Bonds
(Cost $2,390,677)		2,397,462

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.9%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(12) (13)	29,048,174	$29,048
Total Investment Companies
(Cost $29,048)		29,048

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 5.8%
California State Health Facilities Financing Authority Revenue Refunding Bonds, Providence St. Joseph Health,
2.00%, 10/1/25(9) (10)	$8,225	$8,225
Chippewa Valley Schools G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/26	1,300	1,319
Clifton Higher Education Finance Corp. Education Revenue Refunding Bonds, International Leadership of Texas, Inc. (PSF, Gtd.),
5.00%, 2/15/26	2,225	2,243
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series A,
2.80%, 2/10/26(9) (10)	5,000	4,996
Connecticut State Health & Educational Facilities Authority Variable Revenue Bonds, Series C-2,
2.80%, 2/3/26(9) (10)	9,635	9,628
Cuyahoga Metropolitan Housing Authority MFH Variable Revenue Bonds, Wade Park Apartments (FHA Insured, HUD Sector 8 Program),
4.75%, 12/1/25(9) (10)	2,000	2,005
Denver City & County Refunding COPS, Willington E. Webb Municipal,
5.00%, 12/1/25	5,000	5,017
District of Columbia Housing Finance Agency MFH Variable Revenue Bonds, Parcel 42 Apartments Project,
2.88%, 9/1/26(9) (10)	2,500	2,497
Essex County Improvement Authority Revenue Notes, Essex County Family Court Building Project (County Gtd.),
5.00%, 3/17/26	2,485	2,512
Fraser Public Schools District G.O. Unlimited Refunding Bonds (Q-SBLF Insured),
5.00%, 5/1/26	1,415	1,433
Garland Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/26	1,000	1,009
Hamilton County G.O. Limited Bonds, Series A,
6/30/26(2)	2,885	2,931
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 276 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 5.8%continued
Harris County-Houston Sports Authority Senior Lien Revenue Refunding Bonds, Series A (AGC Insured),
5.00%, 11/15/25	$15,430	$15,468
Indiana State Finance Authority Revenue Refunding Bonds, Series A, Stadium Project,
5.00%, 2/1/26	5,000	5,038
Knox County Health Educational & Housing Facility Board Multifamily Housing Variable Revenue Bonds, Westview Towers Project (HUD Sector 8 Program),
3.95%, 12/1/25(9) (10)	3,500	3,505
Los Angeles Department of Water & Power System Variable Revenue Bonds, Series A-2,
1.40%, 10/1/25(6)	25,000	25,000
Lower Colorado River Authority Revenue Refunding Bonds, Series A,
5.00%, 5/15/26	2,800	2,840
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Beth Israel Lahey Health Issue (AG Insured),
5.00%, 7/1/26	2,500	2,541
Michigan State Finance Authority Revenue Notes, Series A-1,
5.00%, 7/20/26	7,220	7,345
Minneapolis Health Care System Variable Revenue Refunding Bonds, Fairview Health Services (JPMorgan Chase Bank N.A. LOC),
2.70%, 10/1/25(6)	16,730	16,730
Monroe County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Power Company Plant Scherer,
3.88%, 3/6/26(9) (10)	1,000	1,004
New York City Housing Development Corp. Variable Revenue Bonds, Series A (AMT), 89 Murray Street (FNMA LOC),
2.80%, 10/1/25(6)	37,000	37,000
North Carolina State Grant Anticipation Revenue Refunding GARVEE Bonds,
5.00%, 3/1/26	4,020	4,061
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 5.8%continued
North Carolina State Medical Care Commission Health Care Facilities Revenue Refunding Bonds, Series A, Duke University Health System,
5.00%, 6/1/26	$3,055	$3,102
Platte County Reorganized School District No. R-3 G.O. Unlimited Bonds,
6.25%, 3/1/26	2,690	2,731
Rockford Public School District G.O. Unlimited Bonds, Series III (Q-SBLF Insured),
5.00%, 5/1/26	6,185	6,266
Seminole County School District Sales TRB (AG Insured),
5.00%, 10/1/25	4,180	4,180
Total Short-Term Investments
(Cost $180,577)		180,626

Total Investments – 102.7%
(Cost $3,192,104)		3,200,352
Liabilities less Other Assets – (2.7%)		(85,324)
NET ASSETS – 100.0%		$3,115,028

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At September 30,
2025, the value of these securities amounted to approximately
$90,573,000 or 2.9% of net assets.

(2)	When-Issued Security. Coupon rate is not in effect at September 30, 2025.
(3)	Step coupon bond. Rate as of September 30, 2025 is disclosed.
(4)	Variable or floating rate security. Rate as of September 30, 2025 is disclosed.
(5)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2025.
(6)
Variable or floating rate security. Rate is determined by a remarketing agent and, in the agent's judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

(7)	Zero coupon bond.
(8)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(9)	Maturity date represents the puttable date.
(10)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of September
30, 2025 is disclosed.

(11)	Maturity date represents the prerefunded date.
(12)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  277 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-ADVANTAGED ULTRA-SHORT FIXED INCOME FUND continued	September 30, 2025 (UNAUDITED)
(13)	7-day current yield as of September 30, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

BANS - Bond Anticipation Notes

COPS - Certificates of Participation

CR - Custody Receipt

CWA - Clean Water Act

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

G.O. - General Obligation

GANS - Grant Anticipation Notes

GARVEE - Grant Anticipation Revenue Vehicle

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Development Authority

HFA - Housing Finance Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

LCRA - Lower Colorado River Authority

LOC - Letter of Credit

MFH - Multi-Family Housing

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SIFMA - Securities Industry and Financial Markets Association

SOFR - Secured Overnight Financing Rate

TCRS - Transferable Custodial Receipts

TRB - Tax Revenue Bonds
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$58,620	$—	$58,620
Commercial Paper(1)	—	118,598	—	118,598
Corporate Bonds(1)	—	211,831	—	211,831
Foreign Issuer Bonds(1)	—	198,096	—	198,096
U.S. Government Agencies	—	6,071	—	6,071
Municipal Bonds(1)	—	2,397,462	—	2,397,462
Investment Companies	29,048	—	—	29,048
Short-Term Investments	—	180,626	—	180,626
Total Investments	$29,048	$3,171,304	$—	$3,200,352

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 278 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

TAX-EXEMPT FUND	September 30, 2025 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS – 98.9%
Alabama – 2.5%
Black Belt Energy District Gas Project Revenue Bonds, Series B,
5.00%, 9/1/32(1) (2)	$1,500	$1,622
Black Belt Energy District Gas Project Revenue Bonds, Series D,
5.00%, 11/1/32	4,000	4,320
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, Series D1,
4.00%, 6/1/27(1) (2)	5,000	5,088
Jefferson County Sewer Revenue Refunding Warrants,
5.50%, 10/1/53	2,425	2,539
Limestone County Water & Sewer Revenue Bonds,
5.00%, 12/1/44	500	525
Southeast Energy Authority Commodity Supply Variable Revenue Bonds, Series A-1, Project No. 3,
5.50%, 12/1/29(1) (2)	1,000	1,086
Southeast Energy Authority Cooperative District Energy Supply Revenue Bonds, Series C,
5.00%, 2/1/31(1) (2)	3,000	3,240
		18,420
Alaska – 0.5%
Alaska State Railroad Corp. Cruise Port Revenue Bonds (AMT) (AG Insured),
5.50%, 10/1/42	385	409
6.00%, 10/1/50	500	541
Anchorage Port Revenue Bonds, Series A (AMT),
5.50%, 2/1/33	2,120	2,415
		3,365
Arizona – 2.7%
Arizona Board of Regents State University System Revenue Refunding Bonds, Series B,
5.00%, 7/1/43	2,000	2,028
Arizona Board of Regents University System Revenue Refunding Bonds, Stimulus Plan For Economic & Educational Development (BAM Insured),
5.00%, 8/1/41	1,350	1,456
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.9%continued
Arizona – 2.7%continued
Arizona State IDA National Charter School Revolving Loan Fund Revenue Bonds, Equitable School Revenue, Social Bonds,
4.00%, 11/1/46	$1,000	$868
Maricopa County IDA Variable Revenue Bonds, Series A-2, Banner Health,
5.00%, 5/15/28(1) (2)	4,000	4,195
Maricopa County Roosevelt Elementary School District No. 66 G.O. Unlimited Bonds (BAM Insured),
5.00%, 7/1/40	730	781
Phoenix Civic Improvement Corp. Airport Senior Lien Revenue Refunding Bonds (AMT),
5.00%, 7/1/31	2,500	2,756
Pinal County Revenue Obligations Bonds (BAM Insured),
5.25%, 8/1/50	1,500	1,598
Pinal County Unified School District No. 20 G.O. Unlimited Bonds, Series A, Maricopa Project of 2024 (BAM Insured),
5.00%, 7/1/43	1,000	1,054
Queen Creek Excise Tax & State Shared Revenue Bonds,
5.00%, 8/1/54	4,720	4,908
Yuma IDA Hospital Revenue Refunding Bonds, Yuma Regional Medical Center,
5.00%, 8/1/40	700	748
		20,392
Arkansas – 0.4%
Little Rock School District G.O. Limited Refunding Bonds, Series A (AGM Insured State Aid Withholding),
2.00%, 2/1/34	2,610	2,248
2.25%, 2/1/41	1,000	711
		2,959
California – 8.8%
Alameda Corridor Transportation Authority Senior Lien Convertible Revenue Refunding CABS, Series A,
(Step to 5.40% on 10/1/37), 0.00%, 10/1/50(3)	1,500	861
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  279 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.9%continued
California – 8.8%continued
California Community Choice Financing Authority Clean Energy Project Revenue Bonds, Green Bond, Series B-1,
4.00%, 8/1/31(1) (2)	$1,095	$1,122
California Community Choice Financing Authority Revenue Bonds, Clean Energy Project,
5.00%, 4/1/32(1) (2)	9,000	9,728
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 8/1/33(1) (2)	3,000	3,347
5.00%, 10/1/33(1) (2)	3,875	4,159
California Community Choice Financing Authority Variable Sustainable Revenue Bonds, Clean Energy Project,
5.00%, 9/1/32(1) (2)	6,895	7,570
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2021-1, Class A Certificates,
3.50%, 11/20/35	3,255	3,179
California School Finance Authority Educational Facilities Revenue Bonds, Series A,
4.00%, 7/1/55	1,075	875
California State G.O. Unlimited Bonds, Series 2007, Unrefunded Balance,
5.75%, 5/1/30	75	75
California State G.O. Unlimited Refunding Bonds,
5.00%, 8/1/45	1,000	1,078
California State Health Facilities Financing Authority Variable Revenue Bonds, Providence St. Joseph Health,
5.00%, 10/1/32(1) (2)	2,500	2,785
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC -West Village,
5.00%, 5/15/43	2,000	2,014
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.9%continued
California – 8.8%continued
California State Municipal Finance Authority Student Housing Revenue Bonds, Orchard Park Student Housing Project, Green Bonds (BAM Insured),
3.00%, 5/15/54	$1,000	$723
California State Various Purpose G.O. Unlimited Bonds,
5.25%, 10/1/39	5,000	5,040
Los Angeles Department of Airports Revenue Refunding Bonds, Series B (AMT),
5.00%, 5/15/34	3,000	3,105
Los Angeles Department of Airports Senior Revenue Bonds, Series C (AMT),
5.00%, 5/15/33	3,500	3,766
Los Angeles Department of Water & Power System Revenue Bonds, Series C,
5.00%, 7/1/37	2,380	2,483
Los Angeles Department of Water & Power Waterworks Revenue Bonds, Series A,
5.00%, 7/1/50	1,245	1,286
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series A,
5.00%, 7/1/38	1,300	1,302
Los Angeles Department of Water & Power Waterworks Revenue Refunding Bonds, Series B,
5.00%, 7/1/36	1,370	1,491
Poway Unified School District PFA Special Tax Revenue Refunding, Series B,
5.00%, 9/1/35	1,150	1,247
San Francisco Bay Area Rapid Transit District G.O. Unlimited Bonds, Election of 2016, Green Bonds,
4.00%, 8/1/47	5,000	4,763
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT),
5.00%, 5/1/42	1,500	1,508
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 280 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.9%continued
California – 8.8%continued
San Francisco City & County Commission International Airport Revenue Bonds, Second Series A (AMT),
5.00%, 5/1/33	$2,500	$2,780
		66,287
Colorado – 6.9%
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B (State Aid Withholding), Prerefunded,
5.25%, 12/1/26(4)	225	232
Adams County School District No. 1 Taxable G.O. Unlimited Refunding Bonds, Series B, Unrefunded Balance (State Aid Withholding),
5.25%, 12/1/40	4,775	4,835
Adams County School District No. 14 G.O. Unlimited Bonds (State Aid Withholding),
5.50%, 12/1/44	2,620	2,868
Arapahoe County School District No. 6 Littleton G.O. Unlimited Bonds, Series A (State Aid Withholding),
5.50%, 12/1/43	5,000	5,247
Centennial Water & Sanitation District Water & Wastewater Revenue Bonds,
5.00%, 12/1/53	3,900	4,005
Central Weld County Water District Revenue Bonds (BAM Insured),
5.00%, 12/1/45	1,100	1,142
5.00%, 12/1/50	1,000	1,028
Colorado State COPS, Series A,
4.00%, 12/15/37	10,000	10,058
Colorado State Educational & Cultural Facilities Authority Revenue Bonds, Series A, University of Denver Project,
5.00%, 3/1/40	2,500	2,541
Colorado State Health Facilities Authority Hospital Revenue Refunding Bonds, Adventist Health System/Sunbelt,
4.00%, 11/15/41	1,000	979
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.9%continued
Colorado – 6.9%continued
Colorado State School of Mines Institutional Enterprise Revenue Bonds, Series B,
5.00%, 12/1/42	$3,400	$3,449
Denver City & County Airport Revenue Bonds, Series A (AMT),
5.00%, 11/15/37	2,000	2,134
5.00%, 11/15/41	1,000	1,040
Denver City & County Airport System Subordinate Revenue Refunding Bonds (AMT), Series A,
5.00%, 12/1/43	2,000	2,014
Denver City & County Dedicated Tax Revenue CABS, Series A-2,
0.00%, 8/1/37(5)	2,750	1,642
0.00%, 8/1/39(5)	2,805	1,478
Denver City & County Dedicated Tax Revenue Refunding & Improvement Bonds, Series A,
5.00%, 8/1/42	1,500	1,507
Denver Health & Hospital Authority Healthcare Revenue Bonds, Series A,
5.13%, 12/1/50	1,000	1,008
Fremont County School District RE-1 Canon City G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 12/1/48	1,000	1,044
Weld County School District No. Re-7 Platte Valley G.O Unlimited Bonds (State Aid Withholding),
5.00%, 12/1/32	1,200	1,381
Windy Gap Firming Project Water Activity Enterprise Revenue Bonds,
5.00%, 7/15/46	2,000	2,056
		51,688
Connecticut – 2.0%
Connecticut State G.O. Unlimited Bonds, Series C,
8/15/34(6)	1,700	1,971
Connecticut State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Yale New Haven Health Issue,
5.00%, 7/1/29(1) (2)	7,050	7,564
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  281 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.9%continued
Connecticut – 2.0%continued
Connecticut State Special Tax Obligation Revenue Bonds, Series A, Transportation Infrastructure,
5.00%, 8/1/34	$1,985	$1,987
Connecticut State Special Tax Obligation Revenue Bonds, Transportation Infrastructure,
5.00%, 7/1/39	565	625
University of Connecticut Revenue Bonds, Series A,
5.25%, 11/15/47	3,000	3,083
		15,230
District of Columbia – 1.5%
District of Columbia G.O. Unlimited Bonds, Series A,
5.00%, 8/1/41	1,930	2,088
District of Columbia Income Tax Secured Revenue Refunding Bonds, Series A,
5.00%, 6/1/50	2,750	2,871
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/33	3,000	3,350
5.00%, 10/1/34	2,750	3,078
		11,387
Florida – 8.8%
Broward County Airport System Revenue Bonds (AMT),
5.00%, 10/1/42	2,500	2,513
Davie Educational Facilities Revenue Refunding Bonds, Nova Southeastern University Project,
5.00%, 4/1/48	2,000	2,024
Duval County School Board Refunding COPS, Series A (AG Insured),
5.00%, 7/1/33	1,250	1,422
Florida State Development Finance Corp. Educational Facility Revenue Bonds, Mater Academy Project, Series A,
5.00%, 6/15/50	2,000	1,897
Fort Myers Utility Revenue Refunding Bonds,
5.25%, 10/1/53	3,145	3,329
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.9%continued
Florida – 8.8%continued
Greater Orlando Aviation Authority Airport Facilities Priority Subordinated Revenue Bonds, Series A (AMT),
5.00%, 10/1/42	$1,965	$1,976
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds (AMT),
5.00%, 10/1/32	1,300	1,446
JEA Water & Sewer System Revenue Refunding Bonds, Series A,
5.00%, 10/1/29	1,350	1,414
Lakeland Hospital System Revenue Refunding Bonds, Lakeland Regional Health System,
5.00%, 11/15/45	1,000	1,029
Lee County Airport Revenue Bonds (AMT),
5.25%, 10/1/44	2,250	2,343
Lee County Local Optional Gas TRB,
5.25%, 8/1/49	3,500	3,609
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/1/38	5,000	5,006
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, University of Miami, Series B (AMBAC Insured),
5.25%, 4/1/26	2,000	2,025
Miami-Dade County Seaport Revenue Refunding Bonds, Subseries A-2 (AGM Insured),
3.00%, 10/1/50	7,500	5,591
Miami-Dade County Transit Sales Surtax Revenue Bonds,
5.00%, 7/1/47	2,750	2,830
Miami-Dade County Water & Sewer System Revenue Bonds, Series A,
4.00%, 10/1/37	2,500	2,464
North Miami Community Redevelopment Agency Revenue Bonds,
5.00%, 3/1/42	1,000	1,025
5.00%, 3/1/43	1,100	1,117
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 282 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.9%continued
Florida – 8.8%continued
Orlando Water Reclamation System Revenue Bonds, Series A,
5.00%, 10/1/54	$3,500	$3,624
Palm Beach County Educational Facilities Authority Revenue Bonds, Palm Beach Atlantic University,
5.00%, 10/1/43	375	373
Palm Beach County School Board Refunding COPS, Series A,
5.00%, 8/1/32	1,000	1,139
Pasco County School Board COPS, Series A (BAM Insured),
5.00%, 8/1/43	3,000	3,079
Seminole County Special Obligation Revenue Refunding Bonds,
5.00%, 10/1/52	1,325	1,359
South Broward Hospital District Revenue Refunding Bonds, Series A,
4.00%, 5/1/44	3,500	3,248
Tampa Bay Water Regional Water Supply Authority Utility System Revenue Refunding Bonds, Series A,
4.00%, 10/1/35	5,000	5,000
5.00%, 10/1/36	1,750	1,786
Winter Garden Water & Wastewater Revenue Bonds,
5.25%, 8/1/54	3,000	3,163
		65,831
Georgia – 2.3%
Atlanta Airport Sustainable Revenue Bonds, Series B-1 (AMT),
5.00%, 7/1/38	2,000	2,147
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/1/27(1) (2)	5,000	5,105
5.00%, 5/15/43	500	506
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E,
5.00%, 12/1/32(1) (2)	1,500	1,640
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project,
5.00%, 7/1/52	1,500	1,511
5.50%, 7/1/60	2,500	2,501
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.9%continued
Georgia – 2.3%continued
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3 & 4 Project (AGM Insured),
5.00%, 7/1/52	$2,500	$2,539
Richmond County Board of Education G.O. Unlimited Bonds (State Aid Withholding),
5.00%, 10/1/26	1,150	1,179
		17,128
Hawaii – 0.3%
Honolulu City & County G.O. Unlimited Bonds, Series A,
5.00%, 9/1/43	2,000	2,048
Idaho – 0.3%
Idaho State Housing & Finance Association Sales TRB, Transportation Expansion & Mitigation,
5.00%, 8/15/47	2,000	2,080
Illinois – 8.0%
Aurora Waterworks & Sewerage Revenue Refunding Bonds, Series B,
4.00%, 12/1/36	800	786
Chicago Board of Education G.O. Unlimited Bonds, Series A,
5.75%, 12/1/50	1,500	1,473
Chicago G.O. Unlimited Bonds, Series A,
6.00%, 1/1/50	1,000	1,041
Chicago Midway Airport Senior Revenue Refunding Bonds, Series C (AMT),
5.00%, 1/1/33	2,500	2,745
Chicago O'Hare International Airport Revenue Refunding Bonds, Series C (AMT),
5.00%, 1/1/38	1,000	1,078
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT),
5.00%, 1/1/39	1,600	1,633
5.00%, 1/1/48	3,455	3,459
Chicago Water Second Lien Revenue Bonds, Series A (AGM Insured),
5.25%, 11/1/53	2,000	2,066
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  283 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.9%continued
Illinois – 8.0%continued
Illinois State Educational Facilities Authority Revenue Bonds, Field Museum of Natural History,
3.90%, 11/1/36	$1,740	$1,758
Illinois State Finance Authority Academic Facilities Lease Revenue Bonds, University of Illinois at Urbana-Champaign,
5.00%, 10/1/49	1,250	1,256
Illinois State Finance Authority Revenue Bonds, The Chicago School,
5.00%, 4/1/32	1,110	1,205
Illinois State Finance Authority Revenue Refunding Bonds, Northshore University Health System,
3.25%, 8/15/49	2,500	1,974
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lake Forest College,
5.25%, 10/1/52	500	488
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Rush University Medical Center,
5.00%, 11/15/38	1,500	1,500
Illinois State Finance Authority Variable Revenue Bonds, Series A-3, UChicago Medicine,
5.00%, 8/15/35(1) (2)	1,750	1,929
Illinois State Finance Authority Variable Revenue Refunding Bonds, Silver Cross Hospital,
5.00%, 8/15/30(1) (2)	1,000	1,079
Illinois State G.O. Unlimited Bonds, Series B,
5.00%, 5/1/37	1,460	1,587
5.25%, 5/1/45	1,000	1,041
5.25%, 5/1/49	2,060	2,118
Illinois State G.O. Unlimited Bonds, Series D,
3.25%, 11/1/26	6,855	6,886
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/1/41	2,300	2,407
Illinois State Toll Highway Authority Revenue Bonds, Series B,
5.00%, 1/1/40	6,500	6,513
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.9%continued
Illinois – 8.0%continued
Illinois State University Revenue Refunding Bonds,
4/1/50(6)	$3,600	$3,723
Sangamon County School District No. 186 Springfield G.O. Unlimited Bonds (AGM Insured),
5.00%, 6/1/26	1,200	1,217
Schaumburg G.O. Unlimited Refunding Bonds, Series A,
4.00%, 12/1/41	5,000	4,952
Springfield Electric Senior Lien Revenue Refunding Bonds (BAM Insured),
5.00%, 3/1/37	2,325	2,552
University of Illinois Auxiliary Facilities System Revenue Bonds, Series A,
5.00%, 4/1/33	1,500	1,709
		60,175
Indiana – 1.8%
Brownsburg 1999 School Building Corp. First Mortgage Revenue Bonds, Series A (State Intercept Program),
5.00%, 1/15/33	800	899
5.00%, 7/15/33	750	845
Fishers Sewage Works Revenue Bonds (BAM Insured),
3.00%, 7/1/51	1,000	740
Greater Clark Building Corp. First Mortgage Revenue Bonds, Series B (State Intercept Program),
6.00%, 7/15/38	1,000	1,161
Hamilton County Public Building Corp. Lease Rental Revenue Bonds,
5.00%, 7/10/42	1,000	1,057
Indiana State Financing Authority Student Housing Revenue Bonds, Senior Student Housing Project,
5.00%, 7/1/49	1,075	1,077
Indianapolis Local Public Improvement Bank Revenue Refunding Bonds, Indianapolis Airport Authority Project,
5.25%, 1/1/50	2,000	2,106
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 284 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.9%continued
Indiana – 1.8%continued
Indianapolis Local Public Improvement Bond Bank Revenue Bonds, Indianapolis Airport Authority Project,
5.00%, 1/1/44	$2,000	$2,049
Indianapolis Local Public Improvement Bond Bank Revenue Refunding Bonds, Series F, Stormwater Project,
5.00%, 1/1/49	895	933
IPS Multi-School Building Corp. Sustainable First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/43	1,230	1,283
Noblesville Redevelopment Authority Revenue Refunding Bonds, Event Center Public Improvement Projects (AGM State Intercept Program),
5.00%, 8/1/37	750	821
Northwest Allen School Building Corp. First Mortgage Revenue Bonds (State Intercept Program),
5.00%, 7/15/31	600	674
		13,645
Kentucky – 1.7%
Fayette County School District Finance Corp. Revenue Bonds, Series A (State Intercept Program),
4.00%, 5/1/38	5,000	4,948
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A,
5.25%, 12/1/29(1) (2)	3,000	3,218
Louisville & Jefferson County Metro Government Health System Revenue Refunding Bonds, Norton Healthcare, Inc.,
5.00%, 10/1/26	600	612
Louisville & Jefferson County Metro Government PCR Refunding Bonds, Gas & Electric,
2.00%, 10/1/33	4,500	3,866
		12,644
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.9%continued
Louisiana – 3.0%
Greater New Orleans Expressway Commission Toll Subordinate Lien Revenue Refunding Bonds (AG Insured),
5.00%, 11/1/32	$435	$493
5.00%, 11/1/34	575	654
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project,
5.25%, 5/15/50	2,500	2,606
Louisiana Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic, Unrefunded Balance,
5.00%, 5/15/47	2,000	2,003
Louisiana Stadium & Exposition District Senior Revenue Refunding Bonds, Series A,
5.25%, 7/1/53	2,695	2,799
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Refunding Bonds, Entergy Louisiana LLC Project,
2.50%, 4/1/36	7,250	6,061
New Orleans G.O. Unlimited Bonds, Series A,
5.00%, 12/1/47	3,000	3,099
Shreveport Water & Sewer Revenue Bonds, Series B (BAM Insured),
5.00%, 12/1/41	5,000	5,031
		22,746
Maryland – 0.1%
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, LifeBridge Health,
5.00%, 7/1/44	1,100	1,107
Massachusetts – 4.4%
Massachusetts State Bay Transportation Authority Sales Tax Revenue Refunding CABS, Series A,
0.00%, 7/1/29(5)	2,500	2,238
Massachusetts State Development Finance Agency Revenue Bonds, Lasell Village, Inc.,
5.25%, 7/1/50	1,500	1,502
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  285 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.9%continued
Massachusetts – 4.4%continued
Massachusetts State G.O. Limited Bonds, Series D,
5.00%, 10/1/50	$4,525	$4,713
5.00%, 10/1/52	3,500	3,635
Massachusetts State G.O. Unlimited Bonds, Series C, Consolidated Loan,
5.25%, 10/1/47	5,000	5,282
Massachusetts State Port Authority Revenue Bonds, Series A,
5.00%, 7/1/40	2,725	2,727
Massachusetts State Port Authority Revenue Bonds, Series C (AMT),
5.00%, 7/1/44	2,000	2,021
5.00%, 7/1/49	3,450	3,471
Massachusetts State School Building Authority Subordinated Sales TRB, Series A,
5.00%, 2/15/44	4,000	4,095
Massachusetts State Transportation Fund Sustainability Revenue Bonds, Rail Enhancement Program,
5.00%, 6/1/50	2,500	2,569
Massachusetts State Water Resources Authority General Revenue Bonds, Series B,
5.00%, 8/1/43	920	940
		33,193
Michigan – 2.4%
Great Lakes Water Authority Supply System Senior Lien Revenue Bonds, Series B,
5.25%, 7/1/53	1,000	1,049
Howell Public Schools G.O. Unlimited Bonds, Series II (Q-SBLF Insured),
5.00%, 5/1/41	1,000	1,071
5.00%, 5/1/42	1,000	1,060
5.00%, 5/1/43	750	789
5.00%, 5/1/44	750	784
L'Anse Creuse Public Schools G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
5.00%, 5/1/43	1,250	1,330
5.00%, 5/1/49	610	636
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.9%continued
Michigan – 2.4%continued
Michigan State Building Authority Facilities Program Revenue Refunding Bonds, Series I,
5.00%, 4/15/38	$2,000	$2,002
Michigan State Finance Authority Revenue Refunding Bonds, Beaumont-Spectrum Consolidation,
5.00%, 4/15/26	3,350	3,390
Michigan State HDA SFM Revenue Bonds, Series A, Social Bonds,
4.10%, 6/1/43	1,875	1,832
Southfield Public Schools G.O. Unlimited Bonds (Q-SBLF Insured),
5.25%, 5/1/50	1,200	1,265
Walled Lake Consolidated School District G.O. Unlimited Bonds (Q-SBLF Insured),
5.00%, 5/1/50	1,000	1,023
West Bloomfield School District G.O. Unlimited Bonds, Series I (Q-SBLF Insured),
5.00%, 5/1/42	1,750	1,866
West Ottawa Public School District G.O. Unlimited Bonds, Series I,
5.00%, 11/1/28	25	27
		18,124
Minnesota – 0.3%
Minneapolis & Saint Paul Housing & Redevelopment Authority Health Care Revenue Refunding Bonds, Allina Health System,
5.00%, 11/15/29	1,000	1,033
Truman Independent School District No. 458 G.O. Unlimited Bonds, Series A (School District Credit Program),
5.00%, 2/1/40	770	844
		1,877
Mississippi – 0.1%
Mississippi State Business Finance Corp. Revenue Bonds, System Energy Resources, Inc., Project,
2.38%, 6/1/44	1,000	626
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 286 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.9%continued
Missouri – 1.2%
Greene County Reorganized School District No. R-3 Republic G.O. Unlimited Bonds (State Aid Direct Deposit Program),
5.00%, 3/1/38	$1,000	$1,094
Kansas City Sanitary Sewer System Revenue Bonds, Series A,
4.00%, 1/1/49	1,000	917
Lebanon Reorganized School District No. R-3 Laclede County G.O. Unlimited Bonds (State Aid Direct Deposit Program),
5.50%, 3/1/45	915	1,005
Marion & Ralls County School District No. 60 G.O. Unlimited Refunding Bonds, Missouri Direct Deposit Program (State Aid Direct Deposit Program),
5.75%, 3/1/44	50	56
Missouri State Development Finance Board Infrastructure Facilities Revenue Bonds, Series A, Public Safety Projects (AG Insured),
5.50%, 12/1/50	1,080	1,140
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds, Series A, Saint Louis University,
5.00%, 10/1/38	2,500	2,502
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System,
5.00%, 11/15/43	1,280	1,300
Springfield School District No. R-12 G.O. Unlimited Bonds, School Building (State Aid Direct Deposit Program),
5.00%, 3/1/38	625	681
		8,695
Montana – 0.0%
Montana State Board of Housing Single Family Program Revenue Refunding Bonds, Series A (FHA INS HUD VA Insured),
3.90%, 12/1/48	50	46
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.9%continued
Nebraska – 0.9%
Douglas County Hospital Authority No. 2 Health Facilities Revenue Bonds, Children's Hospital Obligated Group,
5.00%, 11/15/36	$1,000	$1,018
Omaha Airport Authority Airport Facilities Revenue Bonds (AMT) (AGC Insured),
5.00%, 12/15/32	900	999
Omaha Public Power District Electric Revenue Refunding Bonds, Series A,
5.00%, 2/1/42	4,250	4,344
		6,361
New Jersey – 0.4%
Casino Reinvestment Development Authority Luxury Tax Revenue Refunding Bonds, Series A (AGC Insured),
5.00%, 11/1/39	1,145	1,235
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series BB, Transformation Program,
5.00%, 6/15/46	2,000	2,073
		3,308
New Mexico – 0.2%
New Mexico State Mortgage Finance Authority Revenue Bonds, Series C (GNMA, FNMA, FHLMC Insured),
4.00%, 9/1/52	990	894
New Mexico State Mortgage Finance Authority Revenue Bonds, Series D, Class I (GNMA, FNMA, FHLMC Insured),
4.30%, 9/1/52	980	932
		1,826
New York – 11.5%
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Climate Bond Certified,
5.00%, 11/15/32	1,000	1,125
5.00%, 11/15/42	1,435	1,518
Metropolitan Transportation Authority Sustainable Revenue Refunding Bonds, Series A,
5.00%, 11/15/37	2,500	2,735
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  287 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.9%continued
New York – 11.5%continued
New York City Housing Development Corp. MFH Revenue Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/39	$1,370	$1,186
New York City Housing Development Corp. MFH Revenue Refunding Bonds, Sustainable Neighborhood Bonds,
3.00%, 11/1/44	1,535	1,235
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding Bonds, Sub-Series EE,
5.00%, 6/15/45	5,000	5,196
New York City Transitional Finance Authority Building Aid Revenue Bonds, Series S-3 (State Aid Withholding),
5.00%, 7/15/43	3,000	3,073
New York City Transitional Finance Authority Future Tax Secured Subordinate Revenue Bonds,
5.00%, 8/1/40	250	258
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds,
3.00%, 5/1/48	4,750	3,542
New York City Transitional Finance Authority Subordinate Multi-modal Revenue Bonds, Series F-1,
5.25%, 2/1/53	1,000	1,052
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series A-3,
3.00%, 5/1/45	5,000	3,849
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series C-3,
5.00%, 5/1/41	3,450	3,543
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series E,
5.00%, 11/1/46	3,000	3,141
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.9%continued
New York – 11.5%continued
New York City Transitional Finance Authority Subordinate Revenue Refunding Bonds, Series H, Fiscal 2025,
5.00%, 11/1/46	$1,150	$1,206
New York G.O. Unlimited Bonds, Series A, Fiscal 2024,
5.00%, 8/1/51	1,500	1,554
New York G.O. Unlimited Bonds, Series D, Subseries D1,
5.00%, 12/1/44	3,000	3,072
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Building Financing Program (State Aid Withholding),
5.00%, 10/1/31	720	734
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, School Districts Financing Program (AGM Insured), Prerefunded,
5.00%, 10/1/28(4)	5	6
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series A,
5.25%, 3/15/39	2,500	2,623
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series D,
5.00%, 2/15/48	4,500	4,585
New York State Dormitory Authority State Personal Income TRB, Series A, Unrefunded Balance,
5.00%, 2/15/43	2,000	2,005
New York State Environmental Facilities Corp. State Clean Water & Drinking Water Subordinated Revenue Refunding SRF Bonds,
4.00%, 6/15/46	5,000	4,668
New York State Liberty Development Corp. Liberty Revenue Refunding Bonds, Series 1,
2.25%, 2/15/41	5,000	3,711
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 288 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.9%continued
New York – 11.5%continued
New York State Mortgage Agency Homeowner Revenue Refunding Bonds, Series 233, Social Bonds,
2.05%, 4/1/33	$1,555	$1,334
New York State Transportation Development Corp. Special Facilities Revenue Refunding Bonds, Terminal 4 John F. Kennedy International Airport,
5.00%, 12/1/31	550	604
New York State Transportation Development Corp. Special Facilities Sustainable Revenue Bonds (AMT), John F. Kennedy International Airport New Terminal One Project,
5.25%, 6/30/41	1,600	1,658
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 207 (AMT),
5.00%, 9/15/28	1,000	1,049
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 227 (AMT),
2.00%, 10/1/32	2,000	1,722
Port Authority of New York & New Jersey Revenue Refunding Bonds, Series 246 (AMT),
5.00%, 9/1/33	5,500	6,125
Triborough Bridge & Tunnel Authority Sales TRB, Series A-1,
5.00%, 5/15/54	2,975	3,088
Triborough MTA Bridge & Tunnel Authority Real Estate Transfer TRB, TBTA Capital Lockbox Fund,
5.00%, 12/1/50	6,300	6,514
5.25%, 12/1/54	3,295	3,472
Utility Debt Securitization Authority Restructuring Revenue Refunding Bonds,
5.00%, 12/15/37	2,500	2,506
Utility Debt Securitization Authority Revenue Bonds, Restructuring Bonds,
5.00%, 12/15/39	2,500	2,578
		86,267
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.9%continued
North Carolina – 0.2%
North Carolina State Housing Finance Agency Home Ownership Revenue Bonds, Series 44,
3.00%, 7/1/46	$915	$712
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured),
5.00%, 1/1/49	500	507
		1,219
North Dakota – 0.3%
Grand Forks Health Care System Revenue Refunding Bonds, Altru Health System (AGM Insured),
3.00%, 12/1/46	1,500	1,124
North Dakota State PFA Revenue Refunding Bonds, State Revolving Fund Program,
5.00%, 10/1/43	885	944
		2,068
Ohio – 1.4%
Columbus Regional Airport Authority Revenue Refunding Bonds, John Glenn Columbus International (AMT),
5.00%, 1/1/34	650	715
Northeast Ohio Medical University General Receipts Revenue Refunding Bonds, Series A,
4.00%, 12/1/45	225	197
Ohio State Hospital Facility Revenue Refunding Bonds, Cleveland Clinic Health System,
4.00%, 1/1/36	1,000	1,006
Troy City School District G.O. Unlimited Bonds,
5.00%, 12/1/54	2,650	2,758
Washington Local School District Lucas County G.O. Unlimited Bonds, Series A (School District Credit Program),
3.13%, 12/1/51	2,000	1,480
Wyoming City School District G.O. Unlimited Bonds,
5.00%, 12/1/43	1,530	1,633
5.00%, 12/1/55	2,500	2,603
		10,392
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  289 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.9%continued
Oklahoma – 1.3%
Oklahoma State Capitol Improvement Authority State Facilities Revenue Refunding Bonds, Series B,
5.00%, 7/1/29	$280	$306
Oklahoma State Capitol Improvement Authority State Highways Capital Improvement Revenue Bonds, Department of Transportation,
5.25%, 7/1/50	2,000	2,138
Oklahoma State Industries Authority Educational Facilities Lease Revenue Bonds, Oklahoma City Public School Project,
5.00%, 4/1/31	6,765	7,519
		9,963
Oregon – 1.3%
Clackamas County School District No. 12 North Clackamas G.O. Unlimited CABS, Series A (School Board Guaranty Program), Prerefunded,
0.00%, 6/15/27(4) (5)	265	155
Clackamas County School District No. 62C Oregon City G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/37(5)	1,000	622
North Clackamas School District No.12, Clackamas County, Capital Appreciation G.O. Unlimited Bonds, Series A, Unrefunded Balance (School Board Guaranty Program),
0.00%, 6/15/38(5)	2,235	1,254
Port of Portland International Airport Revenue Bonds,
5.00%, 7/1/49	2,010	2,040
Salem Hospital Facility Authority Revenue Refunding Bonds, Multi Model Salem Health Projects,
5.00%, 5/15/44	3,500	3,553
Union County Hospital Facility Authority Revenue Bonds, Grand Ronde Hospital Project,
5.00%, 7/1/52	750	740
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.9%continued
Oregon – 1.3%continued
Washington County School District No. 48J Beaverton G.O. Unlimited CABS, Series A (School Board Guaranty Program),
0.00%, 6/15/48(5)	$5,000	$1,691
		10,055
Pennsylvania – 3.2%
Delaware County Regional Water Quality Control Authority Sewer Revenue Bonds,
5.00%, 5/1/32	820	821
5.00%, 5/1/35	865	866
Delaware Valley Regional Financial Authority Revenue Bonds, Series A (AMBAC Insured),
5.50%, 8/1/28	1,460	1,573
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, University of Pennsylvania Health System,
5.00%, 8/15/49	5,000	5,074
Pennsylvania State Turnpike Commission Oil Franchise Tax Subordinate Revenue Bonds, Series B,
5.00%, 12/1/43	2,500	2,553
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series B,
5.00%, 12/1/46	1,700	1,749
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds, Series B,
5.00%, 12/1/40	1,525	1,531
Pennsylvania State Turnpike Commission Variable Revenue Refunding, Subseries-2,
5.00%, 12/1/32(1) (2)	2,575	2,903
Pennsylvania State University Revenue Bonds,
5.00%, 9/1/43	5,000	5,114
Pennsylvania State University Revenue Bonds, Series A,
5.00%, 9/1/45	2,000	2,057
		24,241
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 290 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.9%continued
Rhode Island – 0.8%
Providence Public Buildings Authority Revenue Bonds, Capital Improvement Program Project (AGC Insured),
5.00%, 9/15/37	$740	$818
Rhode Island State Turnpike & Bridge Authority Motor Fuel TRB, Series A,
4.00%, 10/1/44	5,265	4,878
		5,696
South Carolina – 0.9%
Aiken Water & Sewer Revenue Bonds, Series A,
4.00%, 8/1/49	1,000	904
Patriots Energy Group Financing Agency Gas Supply Variable Revenue Refunding Bonds, Series B-1,
5.25%, 3/1/31(1) (2)	2,000	2,183
Patriots Energy Group Gas System Revenue Refunding Bonds, Series A,
4.00%, 6/1/51	2,500	2,242
South Carolina State Jobs EDA Hospital Facilities Variable Revenue Refunding Bonds, Bon Secours Mercy Health, Inc.,
5.00%, 11/1/32(1) (2)	1,000	1,111
		6,440
Tennessee – 0.7%
Tennergy Corp. Gas Revenue Bonds, Series A,
4.00%, 9/1/28(1) (2)	5,000	5,123
Tennessee Housing Development Agency Residential Financing Program Revenue Bonds, Series 1B,
3.38%, 7/1/38	50	47
		5,170
Texas – 6.7%
Austin Electric Utility System Revenue Refunding Bonds, Series A,
5.00%, 11/15/28	500	501
5.00%, 11/15/35	2,500	2,503
Bexar County Certificates of Obligation G.O. Limited Bonds,
4.00%, 6/15/46	5,000	4,705
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.9%continued
Texas – 6.7%continued
Bexar County Hospital District Certificates of Obligation G.O. Limited Bonds,
5.00%, 2/15/26	$625	$630
Chambers County Justice Center Public Facilities Corp. Lease Revenue Bonds, Justice Center Project,
5.00%, 6/1/32	1,005	1,130
5.50%, 6/1/49	3,120	3,307
Dallas & Fort Worth International Airport Revenue Bonds, Series A-1 (AMT),
11/1/42(6)	1,440	1,531
Dallas G.O. Limited Refunding Bonds, Series A,
5.00%, 2/15/38	1,315	1,436
El Paso G.O. Unlimited Refunding Bonds,
5.00%, 8/15/31	1,020	1,145
El Paso Municipal Drainage Utility System Revenue Bonds,
5.00%, 3/1/38	1,215	1,319
Fort Bend Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/15/31	1,875	2,123
Huffman Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.25%, 2/15/49	1,750	1,859
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services,
5.00%, 5/15/46	2,500	2,546
Port Houston Authority Revenue Bonds,
5.00%, 10/1/51	2,500	2,559
Rankin Independent School District G.O. Unlimited Bonds, Escrowed to Maturity (PSF, Gtd.),
5.00%, 2/15/26	500	504
Rockwall Independent School District G.O. Unlimited Bonds, Series A (PSF, Gtd.),
5.00%, 2/15/52	2,445	2,505
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  291 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.9%continued
Texas – 6.7%continued
Roma Independent School District G.O. Unlimited Bonds (PSF, Gtd.),
5.00%, 2/15/49	$1,500	$1,558
Round Rock Independent School District G.O. Unlimited Refunding Bonds, Series A (PSF, Gtd.),
5.00%, 8/1/31	1,500	1,631
San Antonio Electric & Gas Revenue Bonds, Series A,
5.00%, 2/1/37	670	731
San Antonio General Improvement G.O. Limited Bonds,
5.00%, 8/1/30	3,700	3,857
Texas State Transportation Commission Central Texas Turnpike System Second Tier Revenue Refunding Bonds, Series C,
5.00%, 8/15/39	1,800	1,945
Texas Water Development Board Revenue Bonds, Master Trust ,
10/15/35(6)	2,000	2,322
Texas Water Development Board Revenue Bonds, Series A, Master Trust ,
4.25%, 10/15/51	3,000	2,831
University of Texas Permanent University Fund Revenue Bonds, Series B,
4.00%, 7/1/41	5,000	4,936
		50,114
Utah – 1.5%
Intermountain Power Agency Supply Revenue Bonds, Series A,
5.00%, 7/1/26	1,250	1,271
Ogden City Municipal Building Authority Lease Revenue Bonds, Series A,
5.00%, 1/15/53	1,250	1,256
Ogden City Redevelopment Agency Sales & Tax Increment Revenue Bonds,
5.00%, 1/15/53	1,500	1,532
Salt Lake City Airport Revenue Bonds, Series A (AMT),
5.00%, 7/1/32	1,250	1,366
5.00%, 7/1/35	5,000	5,346
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.9%continued
Utah – 1.5%continued
Tooele County School District G.O. Unlimited Bonds (School Board Guaranty Program),
5.00%, 6/1/30	$505	$563
		11,334
Virginia – 0.7%
Rockingham County EDA Facilities Revenue Refunding Bonds, Sentara RMH Medical Center,
3.00%, 11/1/46	2,000	1,552
Virginia State Public Building Authority Public Facilities Revenue Bonds, Series A,
5.00%, 8/1/31	2,325	2,639
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River,
3.00%, 1/1/41	1,000	798
		4,989
Washington – 4.8%
Benton County Public Utility District No. 1 Electric Revenue Bonds,
5.00%, 11/1/48	1,100	1,143
Clark County Public Utility District No. 1 Electric Revenue Refunding Bonds,
5.00%, 1/1/38	850	940
Grant County G.O. Limited Bonds (BAM Insured),
5.25%, 12/1/50	1,350	1,426
Pasco Public Facilities District Sales TRB (AGC Insured),
5.00%, 11/1/38	1,080	1,180
5.00%, 11/1/40	1,050	1,132
Port of Seattle Intermediate Lien Revenue Refunding Bonds (AMT),
5.00%, 8/1/36	3,570	3,848
5.00%, 8/1/42	1,500	1,546
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds,
5.00%, 12/1/40	560	562
Snohomish County Public Utility District No. 1 Electric System Revenue Bonds, Series A,
5.00%, 12/1/47	5,000	5,174
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 292 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.9%continued
Washington – 4.8%continued
Snohomish County School District No. 15 Edmonds G.O. Unlimited Refunding Bonds (School Board Guaranty Program),
5.00%, 12/1/31	$5,000	$5,695
Washington State COPS, Series A,
5.00%, 7/1/26	1,000	1,018
Washington State G.O. Unlimited Bonds, Series C, Bidding Group 3,
5.00%, 2/1/45	2,000	2,086
Washington State Health Care Facilities Authority Revenue Bonds, Providence St. Joseph Health,
10/1/35(6)	3,500	3,926
Washington State Health Care Facilities Authority Revenue Refunding Bonds, Providence Health & Services,
5.00%, 10/1/38	5,000	5,003
Whatcom County Public Utility District No. 1 G.O. Limited Bonds, Series A (AMT) (BAM Insured),
5.50%, 12/1/43	1,500	1,587
		36,266
Wisconsin – 2.1%
Central Brown County Water Authority Water System Revenue Refunding Bonds, Series A,
5.00%, 11/1/30	1,320	1,464
PFA Revenue Refunding Bonds, Kahala Nui Project,
5.25%, 11/15/50	1,000	1,013
University Hospitals & Clinics Authority Revenue Refunding Bonds, Series A,
4.25%, 4/1/48	2,775	2,636
Westfield School District G.O. Unlimited Promissory Notes (AGC Insured),
5.00%, 3/1/39	685	739
Wisconsin State G.O. Unlimited Refunding Bonds, Series 2025-2,
5.00%, 5/1/38	2,400	2,712
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Three Pillars Senior Living Communities,
4.40%, 8/15/29	1,100	1,100
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL BONDS - 98.9%continued
Wisconsin – 2.1%continued
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Milwaukee Regional Medical Center,
4.13%, 4/1/46	$1,500	$1,381
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Prerefunded,
4.00%, 5/15/26(4)	40	41
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Unrefunded Balance,
4.00%, 11/15/46	4,905	4,478
		15,564
Total Municipal Bonds
(Cost $776,204)		740,966

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.7%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(7) (8)	5,601,408	$5,601
Total Investment Companies
(Cost $5,601)		5,601

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS – 1.0%
Carroll County Environmental Facilities Revenue Bonds (AMT), Kentucky Utilities Co. Project,
1.75%, 9/1/26(1) (2)	$1,500	$1,467
Indiana State Finance Authority Environmental Facilities Variable Revenue Refunding Bonds (AMT), Indianapolis Power & Light Co. Project,
0.95%, 4/1/26(1) (2)	1,500	1,480
Indiana State Finance Authority Environmental Facilities Variable Revenue Refunding Bonds, Indianapolis Power & Light Co. Project,
0.75%, 4/1/26(1) (2)	1,125	1,109
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  293 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

TAX-EXEMPT FUND continued	September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
SHORT-TERM INVESTMENTS - 1.0%continued
PEFA, Inc., Iowa Gas Project Revenue Bonds,
5.00%, 9/1/26(1) (2)	$3,500	$3,562
Total Short-Term Investments
(Cost $7,667)		7,618

Total Investments – 100.6%
(Cost $789,472)		754,185
Liabilities less Other Assets – (0.6%)		(4,706)
NET ASSETS – 100.0%		$749,479

(1)	Maturity date represents the puttable date.
(2)
Variable or floating rate security. These securities are remarketed by an agent, and the rate at which these securities are set are determined by general market conditions and supply and demand. Rate as of September
30, 2025 is disclosed.

(3)	Step coupon bond. Rate as of September 30, 2025 is disclosed.
(4)	Maturity date represents the prerefunded date.
(5)	Zero coupon bond.
(6)	When-Issued Security. Coupon rate is not in effect at September 30, 2025.
(7)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(8)	7-day current yield as of September 30, 2025 is disclosed.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

AGC - Assured Guaranty Corporation

AGM - Assured Guaranty Municipal Corporation

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

BAM - Build America Mutual

CABS - Capital Appreciation Bonds

CHF - Collegiate Housing Foundation

COPS - Certificates of Participation

EDA - Economic Development Authority

FHA - Federal Housing Administration

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

GNMA - Government National Mortgage Association

Gtd. - Guaranteed

HDA - Housing Development Authority

HUD - Housing and Urban Development

IDA - Industrial Development Authority

INS - Insured

LCRA - Lower Colorado River Authority

MFH - Multi-Family Housing

PCR - Pollution Control Revenue

PFA - Public Finance Authority

PSF - Permanent School Fund

Q-SBLF - Qualified School Bond Loan Fund

SFM - Single Family Mortgage

SRF - Special Revenue Fund

TRB - Tax Revenue Bonds

VA - Veterans Affairs
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Municipal Bonds(1)	$—	$740,966	$—	$740,966
Investment Companies	5,601	—	—	5,601
Short-Term Investments	—	7,618	—	7,618
Total Investments	$5,601	$748,584	$—	$754,185

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 294 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND	September 30, 2025 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES – 9.8%
Auto Loan – 4.5%
American Credit Acceptance Receivables Trust, Series 2025-3, Class B
4.75%, 9/12/29(1)	$8,565	$8,599
Americredit Automobile Receivables Trust, Series 2022-1, Class D
3.23%, 2/18/28	4,500	4,446
Bank of America Auto Trust, Series 2023-1A, Class A3
5.53%, 2/15/28(1)	1,290	1,301
BMW Vehicle Lease Trust, Series 2024-1, Class A4
5.00%, 6/25/27	2,000	2,018
CarMax Auto Owner Trust, Series 2023-1, Class D
6.27%, 11/15/29	3,400	3,490
CarMax Auto Owner Trust, Series 2023-4, Class A3
6.00%, 7/17/28	382	388
Carvana Auto Receivables Trust, Series 2025-P2, Class A2
4.56%, 8/10/28	5,900	5,914
Drive Auto Receivables Trust, Series 2024-2, Class A2
4.94%, 12/15/27	853	853
Exeter Automobile Receivables Trust, Series 2025-2A, Class D
5.89%, 7/15/31	1,400	1,437
GM Financial Automobile Leasing Trust, Series 2024-1, Class A3
5.09%, 3/22/27	1,310	1,314
GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class A3
4.47%, 2/16/28	2,735	2,740
GM Financial Consumer Automobile Receivables Trust, Series 2024-1, Class A3
4.85%, 12/18/28	2,600	2,616
Harley-Davidson Motorcycle Trust, Series 2024-A, Class A3
5.37%, 3/15/29	2,050	2,072
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3
5.21%, 8/15/28	1,733	1,749
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 9.8%continued
Auto Loan – 4.5%continued
Hyundai Auto Lease Securitization Trust, Series 2024-B, Class A3
5.41%, 5/17/27(1)	$2,780	$2,800
Hyundai Auto Receivables Trust, Series 2024-A, Class A3
4.99%, 2/15/29	940	949
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3
5.95%, 11/15/28	8,323	8,448
Santander Drive Auto Receivables Trust, Series 2025-2, Class A2
4.71%, 6/15/28	11,600	11,621
Tesla Auto Lease Trust, Series 2023-B, Class A3
6.13%, 9/21/26(1)	682	684
Tesla Auto Lease Trust, Series 2024-B, Class A2A
4.79%, 1/20/27(1)	857	858
Toyota Lease Owner Trust, Series 2024-B, Class A2A
4.31%, 2/22/27(1)	2,053	2,054
Westlake Automobile Receivables Trust, Series 2023-3, Class A3
5.82%, 5/17/27(1)	2,490	2,493
Westlake Automobile Receivables Trust, Series 2025-1A, Class B
4.98%, 9/16/30(1)	2,750	2,777
Westlake Automobile Receivables Trust, Series 2025-1A, Class C
5.14%, 10/15/30(1)	1,250	1,265
Westlake Automobile Receivables Trust, Series 2025-P1, Class A2
4.65%, 2/15/28(1)	5,000	5,018
World Omni Auto Receivables Trust, Series 2024-A, Class A3
4.86%, 3/15/29	1,130	1,137
World Omni Auto Receivables Trust, Series 2024-B, Class A3
5.27%, 9/17/29	1,625	1,643
		80,684
Credit Card – 2.3%
Capital One Multi-Asset Execution Trust, Series 2022-A3, Class A
4.95%, 10/15/27	6,000	6,002
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  295 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 9.8%continued
Credit Card – 2.3%continued
Capital One Multi-Asset Execution Trust, Series 2023-A1, Class A
4.42%, 5/15/28	$8,000	$8,020
Capital One Multi-Asset Execution Trust, Series 2024-A1, Class A
3.92%, 9/15/29	9,575	9,586
Chase Issuance Trust, Series 2023-A1, Class A
5.16%, 9/15/28	4,000	4,048
Discover Card Execution Note Trust, Series 2023-A1, Class A
4.31%, 3/15/28	4,290	4,295
Synchrony Card Funding LLC, Series 2023-A1, Class A
5.54%, 7/15/29	1,250	1,264
Synchrony Card Funding LLC, Series 2024-A1, Class A
5.04%, 3/15/30	1,458	1,479
Synchrony Card Funding LLC, Series 2024-A2, Class A
4.93%, 7/15/30	2,835	2,882
WF Card Issuance Trust, Series 2024-A1, Class A
4.94%, 2/15/29	2,530	2,567
		40,143
Other – 1.1%
CNH Equipment Trust, Series 2024-B, Class A3
5.19%, 9/17/29	1,100	1,117
HPEFS Equipment Trust, Series 2024-2A, Class A2
5.50%, 10/20/31(1)	855	856
John Deere Owner Trust, Series 2024-A, Class A3
4.96%, 11/15/28	625	632
John Deere Owner Trust, Series 2024-C, Class A2A
4.36%, 8/16/27	2,688	2,690
Kubota Credit Owner Trust, Series 2025-1A, Class A2
4.61%, 12/15/27(1)	1,830	1,838
MMAF Equipment Finance LLC, Series 2024-A, Class A2
5.20%, 9/13/27(1)	527	529
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 9.8%continued
Other – 1.1%continued
Navient Private Education Refi Loan Trust, Series 2020-IA, Class A1A
1.33%, 4/15/69(1)	$942	$873
Pagaya Ai Debt Grantor Trust, Series 2025-6, Class A2
4.50%, 4/15/33(1)	1,500	1,500
Pagaya Ai Debt Grantor Trust, Series 2025-6, Class B
4.88%, 4/15/33(1)	4,100	4,097
Pagaya Ai Debt Grantor Trust, Series 2025-6, Class C
5.01%, 4/15/33(1)	1,500	1,499
Verizon Master Trust, Series 2024-4, Class B
5.40%, 6/20/29	4,045	4,078
		19,709
Whole Loan – 1.9%
Bravo Residential Funding Trust, Series 2025-NQM1, Class A1
(Step to 6.60% on 2/25/29), 5.60%, 12/25/64(1) (2)	10,569	10,660
Chase Home Lending Mortgage Trust, Series 2024-2, Class A4A
6.00%, 2/25/55(1)	2,267	2,293
JP Morgan Mortgage Trust, Series 2024-2, Class A6A
6.00%, 8/25/54(1)	501	501
JP Morgan Mortgage Trust, Series 2025-NQM1, Class A1
(Step to 6.59% on 4/25/29), 5.59%, 6/25/65(1) (2)	5,516	5,562
OBX Trust, Series 2024-NQM16, Class A1
(Step to 6.53% on 11/25/28), 5.53%, 10/25/64(1) (2)	2,538	2,557
Santander Mortgage Asset Receivable Trust, Series 2025-NQM1, Class A1
(Step to 6.55% on 4/25/29), 5.55%, 1/25/65(1) (2)	3,606	3,628
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 296 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ASSET-BACKED SECURITIES - 9.8%continued
Whole Loan – 1.9%continued
Santander Mortgage Asset Receivable Trust, Series 2025-NQM3, Class A1B
(Step to 6.60% on 7/25/29), 5.60%, 5/25/65(1) (2)	$8,066	$8,130
		33,331
Total Asset-Backed Securities
(Cost $173,177)		173,867

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.4%
Non Agency – 0.4%
BX Commercial Mortgage Trust, Series 2019-IMC, Class A
(Floating, CME Term SOFR 1M + 1.05%, 1.00% Floor), 5.20%, 4/15/34(1) (3)	2,308	2,296
Legends Outlets Kansas City KS Mortgage Secured Pass Through Trust, Series 2024-LGND, Class A
6.25%, 11/5/39(1)	5,000	5,021
		7,317
Total Commercial Mortgage-Backed Securities
(Cost $7,359)		7,317

CORPORATE BONDS – 51.5%
Asset Management – 2.7%
BlackRock Funding, Inc.,
4.60%, 7/26/27	17,340	17,571
Blackstone Private Credit Fund,
4.95%, 9/26/27	2,310	2,323
Charles Schwab (The) Corp.,
(Floating, U.S. SOFR Compounded Index + 1.05%), 5.31%, 3/3/27 (3)	20,000	20,180
Citadel Finance LLC,
3.38%, 3/9/26 (1)	8,000	7,947
		48,021
Automotive – 4.1%
American Honda Finance Corp.,
(Floating, U.S. SOFR + 0.72%), 5.04%, 10/22/27 (3)	9,000	9,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 51.5% continued
Automotive – 4.1%continued
General Motors Financial Co., Inc.,
(Floating, U.S. SOFR + 1.29%), 5.64%, 1/7/30 (3)	$13,200	$13,148
Hyundai Capital America,
5.45%, 6/24/26 (1)	4,000	4,033
5.95%, 9/21/26 (1)	4,000	4,063
(Floating, U.S. SOFR + 1.50%), 5.84%, 1/8/27 (1) (3)	10,000	10,101
(Floating, U.S. SOFR + 1.04%), 5.26%, 6/24/27 (1) (3)	10,000	10,051
4.25%, 9/18/28 (1)	1,700	1,696
Toyota Motor Credit Corp.,
(Floating, U.S. SOFR Compounded Index + 0.45%), 4.79%, 4/10/26 (3)	5,180	5,185
(Floating, U.S. SOFR + 0.47%), 4.81%, 1/8/27 (3)	15,000	15,026
		72,303
Banking – 10.2%
Bank of America Corp.,
(Floating, U.S. SOFR + 1.11%), 5.41%, 5/9/29 (3)	34,000	34,240
Citibank N.A.,
5.44%, 4/30/26	1,600	1,611
4.93%, 8/6/26	2,500	2,518
Citigroup, Inc.,
(Floating, U.S. SOFR + 1.28%), 5.55%, 2/24/28 (3)	21,000	21,221
(Floating, U.S. SOFR + 0.87%), 5.12%, 3/4/29 (3)	5,514	5,515
Fifth Third Bank N.A.,
(Floating, U.S. SOFR + 0.81%), 5.13%, 1/28/28 (3)	7,300	7,311
Huntington National Bank (The),
(Variable, U.S. SOFR + 0.72%), 4.87%, 4/12/28 (4)	3,800	3,840
JPMorgan Chase & Co.,
(Floating, U.S. SOFR + 0.77%), 4.98%, 9/22/27 (3)	10,100	10,138
(Floating, U.S. SOFR + 1.18%), 5.45%, 2/24/28 (3)	13,000	13,122
(Floating, U.S. SOFR + 0.80%), 5.12%, 1/24/29 (3)	4,300	4,305
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  297 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 51.5% continued
Banking – 10.2%continued
Morgan Stanley Bank N.A.,
(Floating, U.S. SOFR + 0.87%), 5.13%, 5/26/28 (3)	$13,110	$13,157
PNC Bank N.A.,
(Variable, U.S. SOFR + 0.50%), 4.78%, 1/15/27 (4)	5,000	5,006
(Floating, U.S. SOFR + 0.50%), 4.83%, 1/15/27 (3)	6,500	6,501
(Variable, U.S. SOFR + 0.63%), 4.54%, 5/13/27 (4)	9,050	9,064
(Floating, U.S. SOFR + 0.73%), 5.05%, 7/21/28 (3)	750	751
PNC Financial Services Group (The), Inc.,
(Variable, U.S. SOFR Compounded Index + 1.73%), 6.62%, 10/20/27 (4)	3,105	3,181
Santander Holdings U.S.A., Inc.,
(Variable, U.S. SOFR + 1.23%), 6.12%, 5/31/27 (4)	2,850	2,880
(Floating, U.S. SOFR + 1.61%), 5.83%, 3/20/29 (3)	11,000	11,116
Truist Financial Corp.,
(Variable, U.S. SOFR + 2.05%), 6.05%, 6/8/27 (4)	5,000	5,058
Wells Fargo & Co.,
(Floating, U.S. SOFR + 0.78%), 5.10%, 1/24/28 (3)	11,500	11,522
Wells Fargo Bank N.A.,
5.25%, 12/11/26	7,955	8,069
		180,126
Beverages – 0.4%
Keurig Dr. Pepper, Inc.,
(Floating, U.S. SOFR + 0.58%), 4.86%, 11/15/26(3)	6,190	6,190
Biotechnology & Pharmaceuticals – 1.3%
Eli Lilly & Co.,
(Floating, U.S. SOFR + 0.53%), 4.80%, 10/15/28 (3)	8,600	8,613
Pfizer Investment Enterprises Pte. Ltd.,
4.45%, 5/19/26	13,903	13,930
		22,543
Containers & Packaging – 0.4%
Amcor Flexibles North America, Inc.,
4.80%, 3/17/28	7,120	7,200
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 51.5% continued
E-Commerce Discretionary – 0.7%
eBay, Inc.,
5.90%, 11/22/25	$8,750	$8,757
1.40%, 5/10/26	3,454	3,399
		12,156
Electric Utilities – 1.1%
Dominion Energy, Inc.,
3.90%, 10/1/25	4,595	4,595
DTE Energy Co.,
4.88%, 6/1/28	3,000	3,052
Georgia Power Co.,
4.00%, 10/1/28	5,800	5,800
NextEra Energy Capital Holdings, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.80%), 5.11%, 2/4/28 (3)	6,600	6,656
		20,103
Entertainment Content – 0.2%
Take-Two Interactive Software, Inc.,
5.00%, 3/28/26	3,100	3,111
Food – 2.6%
Campbell's (The) Co.,
5.30%, 3/20/26 †	1,000	1,003
Cargill, Inc.,
(Floating, U.S. SOFR + 0.61%), 4.90%, 2/11/28 (1) (3)	7,500	7,517
Conagra Brands, Inc.,
4.60%, 11/1/25	4,500	4,498
General Mills, Inc.,
4.70%, 1/30/27	2,291	2,309
Kellanova,
3.25%, 4/1/26	15,200	15,130
Kraft Heinz Foods Co.,
3.00%, 6/1/26	6,000	5,950
Mars, Inc.,
4.60%, 3/1/28 (1)	5,200	5,264
McCormick & Co., Inc.,
3.25%, 11/15/25	5,000	4,989
		46,660
Health Care Facilities & Services – 2.0%
Cencora, Inc.,
4.63%, 12/15/27	3,280	3,317
CVS Health Corp.,
5.00%, 2/20/26	2,400	2,403
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 298 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 51.5% continued
Health Care Facilities & Services – 2.0%continued
Elevance Health, Inc.,
4.50%, 10/30/26	$2,320	$2,330
HCA, Inc.,
5.88%, 2/15/26	5,000	5,006
5.00%, 3/1/28	2,220	2,261
UnitedHealth Group, Inc.,
1.15%, 5/15/26	9,510	9,339
(Floating, U.S. SOFR + 0.50%), 4.83%, 7/15/26 (3)	7,000	7,008
4.40%, 6/15/28	4,000	4,039
		35,703
Home Construction – 0.6%
D.R. Horton, Inc.,
1.30%, 10/15/26	1,887	1,835
Lennar Corp.,
5.25%, 6/1/26	8,500	8,508
		10,343
Institutional Financial Services – 3.1%
Goldman Sachs Group (The), Inc.,
(Floating, U.S. SOFR + 0.81%), 5.06%, 3/9/27 (3)	25,000	25,027
LPL Holdings, Inc.,
4.90%, 4/3/28	4,370	4,417
Morgan Stanley,
(Floating, U.S. SOFR + 1.02%), 5.36%, 4/13/28 (3)	11,000	11,055
State Street Bank & Trust Co.,
(Floating, U.S. SOFR + 0.46%), 4.73%, 11/25/26 (3) †	5,240	5,247
State Street Corp.,
5.27%, 8/3/26	2,070	2,090
4.33%, 10/22/27	7,040	7,104
		54,940
Insurance – 1.2%
Arthur J Gallagher & Co.,
4.60%, 12/15/27	13,050	13,178
Marsh & McLennan Cos., Inc.,
(Floating, U.S. SOFR Compounded Index + 0.70%), 5.00%, 11/8/27 (3)	5,280	5,304
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 51.5% continued
Insurance – 1.2%continued
New York Life Global Funding,
(Floating, U.S. SOFR + 0.67%), 4.89%, 4/2/27 (1) (3)	$2,480	$2,490
		20,972
IT Services – 0.8%
International Business Machines Corp.,
3.45%, 2/19/26	4,422	4,410
3.30%, 5/15/26	9,199	9,158
		13,568
Leisure Facilities & Services – 1.2%
Marriott International, Inc.,
3.75%, 10/1/25	8,500	8,500
McDonald's Corp.,
3.70%, 1/30/26	2,750	2,745
Royal Caribbean Cruises Ltd.,
4.25%, 7/1/26 (1)	5,000	4,996
Starbucks Corp.,
4.50%, 5/15/28	4,790	4,837
		21,078
Machinery – 1.6%
AGCO Corp.,
5.45%, 3/21/27	1,710	1,735
Caterpillar Financial Services Corp.,
(Floating, U.S. SOFR + 0.69%), 5.02%, 10/16/26 (3)	1,300	1,306
CNH Industrial Capital LLC,
1.45%, 7/15/26	3,250	3,180
4.50%, 10/8/27	2,620	2,636
John Deere Capital Corp.,
(Floating, U.S. SOFR + 0.40%), 4.62%, 1/5/27 (3)	15,000	15,007
(Floating, U.S. SOFR + 0.60%), 4.93%, 4/19/27 (3)	5,000	5,018
		28,882
Medical Equipment & Devices – 2.3%
Agilent Technologies, Inc.,
4.20%, 9/9/27	7,800	7,808
GE HealthCare Technologies, Inc.,
5.60%, 11/15/25	10,000	10,004
Stryker Corp.,
3.50%, 3/15/26	7,000	6,980
4.55%, 2/10/27 †	9,500	9,578
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  299 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 51.5% continued
Medical Equipment & Devices – 2.3%continued
Zimmer Biomet Holdings, Inc.,
4.70%, 2/19/27	$5,432	$5,471
		39,841
Oil & Gas Services & Equipment – 0.7%
Schlumberger Holdings Corp.,
5.00%, 5/29/27(1)	12,799	12,981
Oil & Gas Supply Chain – 2.6%
Chevron U.S.A., Inc.,
(Floating, U.S. SOFR + 0.57%), 4.86%, 8/13/28 (3)	27,800	27,891
Enterprise Products Operating LLC,
5.05%, 1/10/26	2,230	2,234
Phillips 66,
1.30%, 2/15/26	5,600	5,536
Pioneer Natural Resources Co.,
5.10%, 3/29/26	5,311	5,337
Williams (The) Cos., Inc.,
5.40%, 3/2/26	5,110	5,133
		46,131
Real Estate Investment Trusts – 0.3%
Public Storage Operating Co.,
(Floating, U.S. SOFR Compounded Index + 0.70%), 5.03%, 4/16/27(3)	4,720	4,735
Retail - Discretionary – 1.7%
AutoNation, Inc.,
4.50%, 10/1/25	1,000	1,000
AutoZone, Inc.,
5.05%, 7/15/26	2,980	3,002
Lowe's Cos., Inc.,
4.80%, 4/1/26	10,300	10,326
4.00%, 10/15/28	4,250	4,240
O'Reilly Automotive, Inc.,
5.75%, 11/20/26	1,890	1,923
Ross Stores, Inc.,
0.88%, 4/15/26	10,300	10,113
		30,604
Semiconductors – 1.4%
Advanced Micro Devices, Inc.,
4.21%, 9/24/26	4,600	4,617
4.32%, 3/24/28	11,000	11,096
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 51.5% continued
Semiconductors – 1.4%continued
Intel Corp.,
4.88%, 2/10/26	$9,509	$9,528
		25,241
Software – 2.1%
Oracle Corp.,
1.65%, 3/25/26	9,311	9,201
(Floating, U.S. SOFR + 0.76%), 5.07%, 8/3/28 (3)	11,600	11,662
Roper Technologies, Inc.,
3.85%, 12/15/25	2,021	2,019
4.25%, 9/15/28	2,800	2,813
Synopsys, Inc.,
4.55%, 4/1/27	10,800	10,864
		36,559
Specialty Finance – 3.4%
American Express Co.,
(Floating, U.S. SOFR Compounded Index + 0.65%), 4.96%, 11/4/26 (3)	12,996	13,032
(Floating, U.S. SOFR Compounded Index + 0.97%), 5.29%, 7/28/27 (3)	8,000	8,035
(Floating, U.S. SOFR + 1.02%), 5.33%, 1/30/31 (3) †	3,000	3,009
Aviation Capital Group LLC,
4.88%, 10/1/25 (1)	4,300	4,300
Fidelity National Information Services, Inc.,
1.15%, 3/1/26	12,831	12,668
Mastercard, Inc.,
(Floating, U.S. SOFR Compounded Index + 0.44%), 4.67%, 3/15/28 (3)	4,700	4,702
PayPal Holdings, Inc.,
(Floating, U.S. SOFR + 0.67%), 4.92%, 3/6/28 (3)	13,800	13,824
		59,570
Technology Hardware – 0.9%
Dell International LLC/EMC Corp.,
4.75%, 4/1/28	3,660	3,714
Hewlett Packard Enterprise Co.,
4.45%, 9/25/26	2,270	2,279
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 300 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CORPORATE BONDS - 51.5% continued
Technology Hardware – 0.9%continued
Juniper Networks, Inc.,
1.20%, 12/10/25	$9,990	$9,922
		15,915
Telecommunications – 1.5%
AT&T, Inc.,
1.70%, 3/25/26	2,831	2,798
T-Mobile U.S.A., Inc.,
2.63%, 4/15/26	10,200	10,117
Verizon Communications, Inc.,
4.33%, 9/21/28	12,800	12,891
		25,806
Wholesale - Consumer Staples – 0.4%
Sysco Corp.,
3.25%, 7/15/27	7,760	7,654
Total Corporate Bonds
(Cost $904,930)		908,936

FOREIGN ISSUER BONDS – 35.1%
Asset Management – 0.3%
UBS Group A.G.,
(Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.08%), 1.36%, 1/30/27(1) (4)	6,406	6,341
Automotive – 1.4%
BMW U.S. Capital LLC,
(Floating, U.S. SOFR Compounded Index + 0.78%), 5.00%, 3/19/27 (1) (3)	12,400	12,455
4.90%, 4/2/27 (1)	3,000	3,037
(Floating, U.S. SOFR + 0.71%), 5.00%, 8/11/27 (1) (3)	1,700	1,708
Mercedes-Benz Finance North America LLC,
4.75%, 8/1/27 (1)	7,350	7,432
		24,632
Banking – 25.7%
Australia & New Zealand Banking Group Ltd.,
(Floating, U.S. SOFR + 0.65%), 4.87%, 9/30/27 (1) (3)	2,000	2,011
Bank of Montreal,
(Floating, U.S. SOFR Compounded Index + 0.62%), 4.85%, 9/15/26 (3)	25,800	25,852
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 35.1% continued
Banking – 25.7%continued
(Variable, U.S. SOFR Compounded Index + 0.75%), 4.06%, 9/22/28 (4)	$9,500	$9,487
(Floating, U.S. SOFR + 0.86%), 5.18%, 1/27/29 (3)	3,500	3,509
Bank of New Zealand,
(Floating, U.S. SOFR + 0.81%), 5.13%, 1/27/27 (1) (3)	21,000	21,052
Bank of Nova Scotia (The),
(Floating, U.S. SOFR Compounded Index + 0.55%), 4.81%, 3/2/26 (3)	12,150	12,163
Banque Federative du Credit Mutuel S.A.,
(Floating, U.S. SOFR Compounded Index + 1.23%), 5.55%, 1/22/30 (1) (3)	5,100	5,138
Barclays PLC,
4.38%, 1/12/26	5,250	5,250
(Floating, U.S. SOFR + 1.49%), 5.72%, 3/12/28 (3)	9,000	9,094
(Floating, U.S. SOFR + 1.08%), 5.37%, 11/11/29 (3)	7,400	7,426
Canadian Imperial Bank of Commerce,
(Floating, U.S. SOFR + 0.72%), 5.06%, 1/13/28 (3)	15,000	15,010
Commonwealth Bank of Australia,
(Floating, U.S. SOFR + 0.52%), 4.75%, 6/15/26 (1) (3)	4,500	4,508
Credit Agricole S.A.,
(Floating, U.S. SOFR + 0.87%), 5.11%, 3/11/27 (1) (3)	4,660	4,680
(Variable, U.S. SOFR + 1.21%), 4.63%, 9/11/28 (1) (4)	8,080	8,131
(Floating, U.S. SOFR + 1.21%), 5.48%, 9/11/28 (1) (3)	6,000	6,042
Deutsche Bank A.G.,
(Floating, U.S. SOFR + 1.22%), 5.50%, 11/16/27 (3)	6,500	6,530
(Floating, U.S. SOFR + 1.21%), 5.55%, 1/10/29 (3)	7,000	7,035
(Variable, U.S. SOFR + 2.51%), 6.82%, 11/20/29 (4)	5,000	5,348
HSBC Holdings PLC,
3.90%, 5/25/26 †	3,000	2,995
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  301 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 35.1% continued
Banking – 25.7%continued
(Floating, U.S. SOFR + 1.04%), 5.32%, 11/19/28 (3) †	$3,200	$3,215
(Floating, U.S. SOFR + 1.03%), 5.29%, 3/3/29 (3)	10,000	10,038
ING Groep N.V.,
(Floating, U.S. SOFR Compounded Index + 1.01%), 5.23%, 4/1/27 (3)	27,000	27,061
Lloyds Banking Group PLC,
(Floating, U.S. SOFR Compounded Index + 1.06%), 5.34%, 11/26/28 (3)	11,000	11,059
Macquarie Bank Ltd.,
5.27%, 7/2/27 (1) †	9,430	9,648
(Floating, U.S. SOFR + 0.74%), 4.97%, 6/12/28 (1) (3)	17,000	17,085
Mitsubishi UFJ Financial Group, Inc.,
3.85%, 3/1/26	4,261	4,256
National Australia Bank Ltd.,
(Floating, U.S. SOFR + 0.62%), 4.86%, 6/11/27 (1) (3)	10,220	10,266
National Bank of Canada,
(Floating, U.S. SOFR Compounded Index + 1.03%), 5.25%, 7/2/27 (3)	6,260	6,281
Nationwide Building Society,
(Floating, U.S. SOFR + 1.29%), 5.57%, 2/16/28 (1) (3)	10,700	10,783
NatWest Markets PLC,
(Floating, U.S. SOFR + 0.76%), 4.98%, 9/29/26 (1) (3)	27,900	27,973
Nordea Bank Abp,
(Floating, U.S. SOFR + 0.74%), 4.96%, 3/19/27 (1) (3)	8,500	8,542
(Floating, U.S. SOFR + 0.70%), 4.92%, 3/17/28 (1) (3)	14,300	14,367
Royal Bank of Canada,
(Floating, U.S. SOFR Compounded Index + 0.57%), 4.89%, 4/27/26 (3)	5,900	5,912
(Floating, U.S. SOFR Compounded Index + 0.59%), 4.90%, 11/2/26 (3)	14,237	14,278
(Floating, U.S. SOFR Compounded Index + 0.83%), 5.15%, 1/24/29 (3)	9,000	9,012
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 35.1% continued
Banking – 25.7%continued
Santander UK Group Holdings PLC,
(Variable, U.S. SOFR Compounded Index + 1.07%), 4.32%, 9/22/29 (4)	$4,800	$4,787
Societe Generale S.A.,
(Floating, U.S. SOFR + 1.41%), 5.75%, 4/13/29 (1) (3)	3,100	3,119
Sumitomo Mitsui Financial Group, Inc.,
(Floating, U.S. SOFR + 0.88%), 5.22%, 1/14/27 (3)	5,840	5,873
(Floating, U.S. SOFR + 1.17%), 5.52%, 7/9/29 (3)	3,807	3,848
Sumitomo Mitsui Trust Bank Ltd.,
4.45%, 9/10/27 (1)	5,000	5,036
Svenska Handelsbanken AB,
(Floating, U.S. SOFR + 0.66%), 4.92%, 5/28/27 (1) (3)	15,220	15,294
Swedbank AB,
5.47%, 6/15/26 (1)	10,577	10,684
6.14%, 9/12/26 (1)	7,000	7,130
(Floating, U.S. SOFR + 1.03%), 5.31%, 11/20/29 (1) (3)	4,700	4,761
Toronto-Dominion Bank (The),
5.53%, 7/17/26	5,000	5,055
(Floating, U.S. SOFR + 0.59%), 4.83%, 9/10/26 (3)	20,000	20,047
Westpac Banking Corp.,
(Floating, U.S. SOFR + 0.46%), 4.79%, 10/20/26 (3)	16,000	16,017
(Floating, U.S. SOFR + 0.82%), 5.04%, 7/1/30 (3)	1,380	1,393
		454,081
Biotechnology & Pharmaceuticals – 0.6%
GlaxoSmithKline Capital PLC,
(Floating, U.S. SOFR + 0.50%), 4.73%, 3/12/27(3)	11,400	11,434
Chemicals – 0.6%
Nutrien Ltd.,
5.95%, 11/7/25	5,000	5,006
4.50%, 3/12/27	5,000	5,023
		10,029
Household Products – 0.3%
Reckitt Benckiser Treasury Services PLC,
3.00%, 6/26/27(1)	5,000	4,913
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 302 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 35.1% continued
Industrial Support Services – 0.5%
Element Fleet Management Corp.,
6.27%, 6/26/26(1)	$9,720	$9,846
Institutional Financial Services – 1.1%
Mitsubishi UFJ Trust & Banking Corp.,
(Floating, U.S. SOFR + 0.32%), 4.52%, 3/17/26 (3)	5,000	5,002
Mizuho Markets Cayman L.P.,
(Floating, U.S. SOFR + 0.53%), 4.77%, 1/9/26 (1) (3)	14,600	14,608
		19,610
Metals & Mining – 2.1%
Glencore Funding LLC,
(Floating, U.S. SOFR Compounded Index + 0.75%), 4.97%, 10/1/26 (1) (3)	21,450	21,497
Rio Tinto Finance U.S.A. PLC,
(Floating, U.S. SOFR Compounded Index + 0.84%), 5.07%, 3/14/28 (3)	15,100	15,224
		36,721
Semiconductors – 0.4%
NXP B.V./NXP Funding LLC,
5.35%, 3/1/26	4,235	4,242
NXP B.V./NXP Funding LLC/NXP U.S.A., Inc.,
4.30%, 8/19/28	2,200	2,203
		6,445
Specialty Finance – 0.3%
Avolon Holdings Funding Ltd.,
4.95%, 1/15/28(1)	4,600	4,646
Telecommunications – 0.6%
NTT Finance Corp.,
(Floating, U.S. SOFR + 1.08%), 5.42%, 7/16/28(1) (3)	10,700	10,812
Transportation Equipment – 1.2%
Daimler Truck Finance North America LLC,
5.00%, 1/15/27 (1)	4,000	4,041
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
FOREIGN ISSUER BONDS - 35.1% continued
Transportation Equipment – 1.2%continued
(Floating, U.S. SOFR + 0.96%), 5.18%, 9/25/27 (1) (3)	$10,720	$10,755
(Floating, U.S. SOFR + 0.84%), 5.18%, 1/13/28 (1) (3)	5,900	5,904
		20,700
Total Foreign Issuer Bonds
(Cost $617,543)		620,210

U.S. GOVERNMENT AGENCIES – 0.7% (5)
Fannie Mae – 0.2%
Pool #FM3019,
3.50%, 2/1/35	1,567	1,541
Pool #MA3932,
3.50%, 2/1/35	1,333	1,299
		2,840
Freddie Mac – 0.5%
FRESB Mortgage Trust, Series 2022-SB94, Class A5F,
1.64%, 11/25/26	6,144	5,968
Pool #ZS8641,
2.50%, 2/1/32	2,088	2,011
		7,979
Government National Mortgage Association – 0.0%
Government National Mortgage Association, Series 2013-149, Class MA,
2.50%, 5/20/40	580	572
Total U.S. Government Agencies
(Cost $11,717)		11,391

U.S. GOVERNMENT OBLIGATIONS – 1.4%
U.S. Treasury Notes – 1.4%
4.13%, 2/15/27	15,000	15,087
4.50%, 4/15/27	10,000	10,123
		25,210
Total U.S. Government Obligations
(Cost $24,916)		25,210

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  303 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

ULTRA-SHORT FIXED INCOME FUND continued	September 30, 2025 (UNAUDITED)
	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.5%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 4.18%(6) (7) (8)	2,323,980	$2,324
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(6) (7)	6,800,144	6,800
Total Investment Companies
(Cost $9,124)		9,124

Total Investments – 99.4%
(Cost $1,748,766)		1,756,055
Other Assets less Liabilities – 0.6%		10,224
NET ASSETS – 100.0%		$1,766,279

(1)
Security exempt from registration pursuant to Rule 144A under the Securities
Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors. At September 30,
2025, the value of these securities amounted to approximately
$469,373,000 or 26.6% of net assets.

(2)	Step coupon bond. Rate as of September 30, 2025 is disclosed.
(3)	Variable or floating rate security. Rate as of September 30, 2025 is disclosed.
(4)	Variable or floating rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of September 30, 2025.
(5)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(6)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(7)	7-day current yield as of September 30, 2025 is disclosed.
(8)	Investment of securities lending cash collateral in connection with securities lending.
†	Security is either wholly or partially on loan.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

1Y - 1 Year

CME - Chicago Mercantile Exchange

CMT - Constant Maturity

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation

SOFR - Secured Overnight Financing Rate
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Asset-Backed Securities(1)	$—	$173,867	$—	$173,867
Commercial Mortgage-Backed Securities	—	7,317	—	7,317
Corporate Bonds(1)	—	908,936	—	908,936
Foreign Issuer Bonds(1)	—	620,210	—	620,210
U.S. Government Agencies(1)	—	11,391	—	11,391
U.S. Government Obligations	—	25,210	—	25,210
Investment Companies	9,124	—	—	9,124
Total Investments	$9,124	$1,746,931	$—	$1,756,055

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 304 NORTHERN FUNDS SEMIANNUAL REPORT

Schedule of Investments

U.S. GOVERNMENT FUND	September 30, 2025 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 5.1% (1)
Fannie Mae – 2.1%
Pool #555649,
7.50%, 10/1/32	$5	$5
Pool #BH9277,
3.50%, 2/1/48	99	92
Pool #CB7509,
6.00%, 11/1/53	69	70
Pool #DA0021,
6.00%, 9/1/53	60	62
Pool #FS3063,
4.50%, 10/1/52	150	147
Pool #FS4669,
6.00%, 3/1/53	63	65
Pool #FS5952,
6.50%, 10/1/53	47	50
Pool #FS6176,
5.00%, 12/1/47	54	56
Pool #FS6177,
6.50%, 5/1/40	58	61
		608
Freddie Mac – 1.4%
Pool #RA8880,
5.50%, 4/1/53	77	79
Pool #SD1360,
5.50%, 7/1/52	88	89
Pool #SD2347,
5.50%, 2/1/53	66	67
Pool #SD2665,
6.00%, 4/1/53	74	76
Pool #SD3817,
6.00%, 9/1/53	98	101
Pool #ZS7735,
2.00%, 1/1/32	1	1
		413
Freddie Mac Gold – 0.1%
Pool #G30926,
3.50%, 4/1/36	15	15
Government National Mortgage Association – 0.2%
Government National Mortgage Association, Series 2017-95, Class QG,
2.50%, 8/20/46	55	52
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 5.1% (1)continued
Sovereign Agencies – 1.3%
Resolution Funding Corp. Interest Strip,
3.89%, 10/15/28(2)	$425	$380
Total U.S. Government Agencies
(Cost $1,447)		1,468

U.S. GOVERNMENT OBLIGATIONS – 94.0%
U.S. Treasury Bonds – 20.8%
4.50%, 8/15/39	50	50
4.38%, 11/15/39	355	352
4.63%, 2/15/40	80	81
1.13%, 5/15/40	250	159
4.38%, 5/15/40	45	45
4.25%, 11/15/40	165	160
3.88%, 2/15/43	460	418
3.88%, 5/15/43	385	349
4.38%, 8/15/43	375	362
4.75%, 11/15/43	135	136
4.63%, 5/15/44	100	99
4.63%, 11/15/44	265	263
4.75%, 2/15/45	205	206
5.00%, 5/15/45	145	151
4.88%, 8/15/45†	20	20
2.75%, 11/15/47	430	311
3.38%, 11/15/48	240	193
2.88%, 5/15/49	100	73
2.38%, 11/15/49	710	465
1.38%, 8/15/50	465	234
2.38%, 5/15/51	480	309
4.75%, 11/15/53	520	521
4.63%, 5/15/54	225	221
4.25%, 8/15/54	175	162
4.50%, 11/15/54	240	231
4.63%, 2/15/55	265	260
4.75%, 5/15/55	140	140
4.75%, 8/15/55	95	95
		6,066
U.S. Treasury Inflation Indexed Notes – 1.0%
0.13%, 4/15/26	126	154
0.13%, 4/15/27	137	155
0.13%, 7/15/30	2	2
		311
U.S. Treasury Notes – 72.2%
1.13%, 10/31/26	211	205
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  305 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

U.S. GOVERNMENT FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 94.0%continued
U.S. Treasury Notes – 72.2%continued
4.13%, 10/31/26	$200	$201
4.63%, 11/15/26	225	227
4.25%, 11/30/26	50	50
4.25%, 12/31/26	75	76
4.00%, 1/15/27	75	75
1.50%, 1/31/27	115	112
4.13%, 2/28/27	100	101
0.63%, 3/31/27	92	88
3.88%, 3/31/27	975	978
3.75%, 4/30/27	300	300
4.50%, 5/15/27	250	253
0.50%, 5/31/27	107	102
3.88%, 5/31/27	125	125
4.63%, 6/15/27	100	102
3.75%, 6/30/27	275	275
4.38%, 7/15/27	200	202
0.38%, 9/30/27	161	151
3.50%, 9/30/27	150	150
2.25%, 11/15/27	126	122
4.13%, 11/15/27	50	51
0.63%, 11/30/27	36	34
3.88%, 11/30/27	313	315
4.00%, 12/15/27	360	363
4.25%, 1/15/28	50	51
0.75%, 1/31/28	104	97
4.25%, 2/15/28	350	355
3.88%, 3/15/28	1,005	1,011
3.75%, 4/15/28	450	451
3.50%, 4/30/28	500	499
3.75%, 5/15/28	225	226
1.25%, 5/31/28	215	202
3.63%, 5/31/28	300	300
3.88%, 6/15/28	550	554
3.88%, 7/15/28	400	403
2.88%, 8/15/28	245	240
3.63%, 8/15/28	500	500
1.13%, 8/31/28	208	194
4.38%, 8/31/28	100	102
3.38%, 9/15/28	225	223
3.13%, 11/15/28	588	579
4.00%, 1/31/29	200	202
4.13%, 3/31/29	100	102
4.50%, 5/31/29	100	103
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 94.0%continued
U.S. Treasury Notes – 72.2%continued
4.00%, 7/31/29	$100	$101
3.63%, 8/31/29	100	100
4.13%, 10/31/29	65	66
4.38%, 12/31/29	260	267
4.25%, 1/31/30	400	408
4.00%, 2/28/30	425	430
4.00%, 3/31/30	375	379
3.88%, 4/30/30	105	106
4.00%, 5/31/30	65	66
3.88%, 6/30/30	225	226
3.88%, 7/31/30	50	50
4.13%, 8/31/30	1,360	1,383
3.63%, 8/31/30	40	40
3.63%, 9/30/30	85	85
4.38%, 11/30/30	350	360
3.75%, 12/31/30	200	200
4.00%, 1/31/31	100	101
4.25%, 2/28/31	150	153
4.63%, 4/30/31	75	78
4.63%, 5/31/31	200	208
4.25%, 6/30/31	150	153
4.13%, 7/31/31	250	254
3.75%, 8/31/31	100	100
3.63%, 9/30/31	100	99
4.13%, 10/31/31	65	66
4.13%, 11/30/31	200	203
4.50%, 12/31/31	210	217
4.38%, 1/31/32	375	385
4.13%, 2/29/32	260	263
4.13%, 3/31/32	240	243
4.00%, 4/30/32	275	277
4.13%, 5/31/32	125	127
4.00%, 6/30/32	275	276
4.00%, 7/31/32	135	136
3.88%, 8/31/32	225	224
3.88%, 9/30/32	65	65
3.50%, 2/15/33	180	175
3.38%, 5/15/33	300	288
4.00%, 2/15/34	465	464
4.38%, 5/15/34	175	179
3.88%, 8/15/34	125	123
4.25%, 11/15/34	260	263
4.63%, 2/15/35	255	265
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 306 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 94.0%continued
U.S. Treasury Notes – 72.2%continued
4.25%, 5/15/35	$220	$222
4.25%, 8/15/35	150	151
		21,077
Total U.S. Government Obligations
(Cost $27,531)		27,454

	NUMBER OF SHARES	VALUE (000S)
INVESTMENT COMPANIES – 0.2%
Northern Institutional Funds - U.S. Government Portfolio (Shares), 3.98%(3) (4)	59,691	$60
Total Investment Companies
(Cost $60)		60

Total Investments – 99.3%
(Cost $29,038)		28,982
Other Assets less Liabilities – 0.7%		217
NET ASSETS – 100.0%		$29,199

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Investment in affiliated Portfolio. Northern Trust Investments, Inc. is the investment adviser to the Fund and the investment adviser to Northern Institutional Funds.
(4)	7-day current yield as of September 30, 2025 is disclosed.
†	Security is either wholly or partially on loan.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

Fannie Mae - Federal National Mortgage Association

Freddie Mac - Federal Home Loan Mortgage Corporation
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2025:
INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
U.S. Government Agencies(1)	$—	$1,468	$—	$1,468
U.S. Government Obligations(1)	—	27,454	—	27,454
Investment Companies	60	—	—	60
Total Investments	$60	$28,922	$—	$28,982

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  307 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

U.S. GOVERNMENT MONEY MARKET FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 39.4% (1)
Federal Farm Credit Bank – 9.0%
FFCB Discount Notes,
3.75%, 3/17/26(2)	$57,000	$56,008
FFCB Notes,
(Floating, U.S. Federal Funds + 0.09%), 4.18%, 10/1/25(3)	45,000	44,997
(Floating, U.S. Federal Funds + 0.12%), 4.21%, 10/1/25(3)	60,000	60,000
(Floating, U.S. Federal Funds + 0.13%), 4.21%, 10/1/25(3)	22,000	22,000
(Floating, U.S. Federal Funds + 0.14%), 4.22%, 10/1/25(3)	10,000	10,000
(Floating, U.S. Federal Funds + 0.14%), 4.22%, 10/1/25(3)	45,000	45,000
(Floating, U.S. Federal Funds + 0.14%), 4.23%, 10/1/25(3)	50,000	50,000
(Floating, U.S. Federal Funds + 0.14%), 4.23%, 10/1/25(3)	15,000	14,999
(Floating, U.S. Federal Funds + 0.15%), 4.23%, 10/1/25(3)	35,000	35,000
(Floating, U.S. Federal Funds + 0.15%), 4.24%, 10/1/25(3)	125,000	125,000
(Floating, U.S. SOFR + 0.04%), 4.17%, 10/1/25(3)	45,000	44,998
(Floating, U.S. SOFR + 0.10%), 4.23%, 10/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.10%), 4.23%, 10/1/25(3)	40,000	40,000
(Floating, U.S. SOFR + 0.10%), 4.23%, 10/1/25(3)	35,000	35,000
(Floating, U.S. SOFR + 0.10%), 4.26%, 10/1/25(3)	6,000	6,000
(Floating, U.S. SOFR + 0.11%), 4.23%, 10/1/25(3)	1,000	1,000
(Floating, U.S. SOFR + 0.11%), 4.24%, 10/1/25(3)	70,000	70,000
(Floating, U.S. SOFR + 0.12%), 4.25%, 10/1/25(3)	130,000	130,000
(Floating, U.S. SOFR + 0.13%), 4.26%, 10/1/25(3)	180,000	180,000
(Floating, U.S. SOFR + 0.13%), 4.26%, 10/1/25(3)	30,000	30,000
(Floating, U.S. SOFR + 0.13%), 4.26%, 10/1/25(3)	15,000	15,000
(Floating, U.S. SOFR + 0.14%), 4.26%, 10/1/25(3)	20,000	20,000
(Floating, U.S. SOFR + 0.14%), 4.26%, 10/1/25(3)	78,000	78,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 39.4% (1)continued
Federal Farm Credit Bank – 9.0%continued
(Floating, U.S. SOFR + 0.14%), 4.27%, 10/1/25(3)	$23,000	$23,000
(Floating, U.S. SOFR + 0.14%), 4.27%, 10/1/25(3)	10,000	10,000
(Floating, U.S. SOFR + 0.14%), 4.27%, 10/1/25(3)	10,000	10,000
(Floating, U.S. SOFR + 0.14%), 4.27%, 10/1/25(3)	25,000	25,000
(Floating, U.S. SOFR + 0.15%), 4.28%, 10/1/25(3)	50,000	50,004
(Floating, U.S. SOFR + 0.15%), 4.28%, 10/1/25(3)	25,000	25,000
(Floating, U.S. SOFR + 0.15%), 4.28%, 10/1/25(3)	65,000	65,000
(Floating, U.S. SOFR + 0.15%), 4.28%, 10/1/25(3)	45,000	45,000
(Floating, U.S. SOFR + 0.15%), 4.28%, 10/1/25(3)	55,000	55,000
(Floating, U.S. SOFR + 0.15%), 4.28%, 10/1/25(3)	85,000	85,000
(Floating, U.S. SOFR + 0.15%), 4.28%, 10/1/25(3)	100,000	100,000
(Floating, U.S. SOFR + 0.16%), 4.28%, 10/1/25(3)	35,000	35,000
(Floating, U.S. SOFR + 0.16%), 4.29%, 10/1/25(3)	15,000	15,000
(Floating, U.S. SOFR + 0.16%), 4.29%, 10/1/25(3)	35,000	35,000
(Floating, U.S. SOFR + 0.16%), 4.29%, 10/1/25(3)	135,000	134,996
(Floating, U.S. SOFR + 0.16%), 4.32%, 10/1/25(3)	50,000	50,006
		1,881,008
Federal Home Loan Bank – 28.8%
FHLB Bonds,
4.05%, 10/2/25	205,000	204,929
4.13%, 10/22/25	475,000	474,971
4.13%, 11/7/25	425,000	424,927
4.00%, 2/12/26	210,000	209,848
3.88%, 2/26/26	110,000	109,881
4.34%, 3/6/26	225,000	225,000
4.34%, 3/6/26	20,000	20,000
3.85%, 3/10/26	100,000	99,995
3.63%, 3/17/26	200,000	199,783
4.25%, 5/22/26	210,900	210,900
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 308 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 39.4% (1)continued
Federal Home Loan Bank – 28.8%continued
FHLB Discount Notes,
4.08%, 10/6/25(2)	$55,000	$54,969
4.10%, 10/9/25(2)	100,000	99,908
4.21%, 10/15/25(2)	33,210	33,155
4.13%, 10/30/25(2)	375,000	374,956
4.10%, 11/3/25(2)	135,000	134,487
4.10%, 11/4/25(2)	150,000	149,413
4.07%, 11/5/25(2)	105,000	104,577
4.05%, 11/18/25(2)	85,000	84,533
4.09%, 11/19/25(2)	115,000	114,353
4.02%, 1/2/26(2)	220,000	217,670
4.05%, 1/5/26(2)	140,000	138,475
4.05%, 1/6/26(2)	100,000	98,899
4.06%, 1/8/26(2)	415,090	410,410
3.99%, 1/30/26(2)	30,000	29,595
3.92%, 2/10/26(2)	105,000	103,474
3.94%, 2/11/26(2)	210,000	206,924
3.91%, 2/20/26(2)	105,000	103,362
3.70%, 3/18/26(2)	205,000	201,441
3.65%, 4/9/26(2)	100,000	98,053
3.62%, 4/13/26(2)	100,000	98,012
FHLB Notes,
(Floating, U.S. SOFR + 0.03%), 4.16%, 10/1/25(3)	270,000	270,000
(Floating, U.S. SOFR + 0.09%), 4.22%, 10/1/25(3)	54,050	54,050
(Floating, U.S. SOFR + 0.10%), 4.23%, 10/1/25(3)	200,000	200,000
(Floating, U.S. SOFR + 0.10%), 4.23%, 10/1/25(3)	50,000	50,000
(Floating, U.S. SOFR + 0.11%), 4.23%, 10/1/25(3)	20,000	20,000
(Floating, U.S. SOFR + 0.11%), 4.23%, 10/1/25(3)	160,000	160,000
(Floating, U.S. SOFR + 0.11%), 4.23%, 10/1/25(3)	70,000	70,000
(Floating, U.S. SOFR + 0.17%), 4.30%, 10/1/25(3)	52,950	52,950
(Floating, U.S. SOFR + 0.18%), 4.30%, 10/1/25(3)	100,000	100,000
		6,013,900
Federal Home Loan Mortgage Corporation – 0.3%
FHLMC Notes,
(Floating, U.S. SOFR + 0.11%), 4.24%, 10/1/25(3)	29,000	29,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 39.4% (1)continued
Federal Home Loan Mortgage Corporation – 0.3%continued
(Floating, U.S. SOFR + 0.14%), 4.27%, 10/1/25(3)	$10,000	$10,000
(Floating, U.S. SOFR + 0.14%), 4.27%, 10/1/25(3)	20,000	20,000
		59,000
Federal National Mortgage Association – 1.3%
FNMA Notes,
(Floating, U.S. SOFR + 0.12%), 4.25%, 10/1/25(3)	55,000	55,000
(Floating, U.S. SOFR + 0.14%), 4.26%, 10/1/25(3)	30,000	30,000
(Floating, U.S. SOFR + 0.14%), 4.27%, 10/1/25(3)	160,000	160,000
(Floating, U.S. SOFR + 0.14%), 4.27%, 10/1/25(3)	15,000	15,000
(Floating, U.S. SOFR + 0.14%), 4.27%, 10/1/25(3)	5,000	5,000
		265,000
Total U.S. Government Agencies
(Cost $8,218,908)		8,218,908

U.S. GOVERNMENT OBLIGATIONS – 15.5%
U.S. Treasury Bills – 11.0%
4.03%, 10/9/25(2)	160,000	159,854
3.99%, 10/16/25(2)	103,950	103,774
3.98%, 11/6/25(2)	220,000	219,093
4.03%, 11/12/25(2)	75,000	74,630
3.92%, 12/9/25(2)	160,000	158,738
3.91%, 12/16/25(2)	163,415	162,017
4.01%, 12/18/25(2)	375,000	371,665
4.05%, 12/26/25(2)	190,000	188,130
3.87%, 1/2/26(2)	240,000	237,549
4.08%, 1/8/26(2)	55,000	54,372
3.65%, 1/27/26(2)	200,000	197,500
3.90%, 2/12/26(2)	110,480	108,849
3.65%, 3/19/26(2)	40,000	39,302
3.71%, 3/26/26(2)	120,000	117,810
3.66%, 4/2/26(2)	100,000	98,121
		2,291,404
U.S. Treasury Notes – 4.5%
5.00%, 10/31/25	240,000	240,139
2.25%, 11/15/25	50,000	49,875
0.38%, 11/30/25	45,000	44,713
0.88%, 6/30/26	75,000	73,255
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  309 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

U.S. GOVERNMENT MONEY MARKET FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 15.5%continued
U.S. Treasury Notes – 4.5%continued
1.88%, 6/30/26	$50,000	$49,199
0.63%, 7/31/26	250,000	243,040
1.88%, 7/31/26	65,000	63,815
4.38%, 7/31/26	190,000	190,417
		954,453
Total U.S. Government Obligations
(Cost $3,245,857)		3,245,857

Investments, at Amortized Cost
( $11,464,765)		11,464,765

REPURCHASE AGREEMENTS – 45.9% (4)
Bank of America N.A., dated 9/30/25, repurchase price $525,061, 4.21%, 10/1/25	525,000	525,000
Canadian Imperial Bank of Commerce, dated 9/18/25, repurchase price $550,816, 4.11%, 10/7/25(5)	550,000	550,000
Citigroup Global Markets, Inc., dated 9/30/25, repurchase price $84,010, 4.21%, 10/1/25	84,000	84,000
Fixed Income Clearing Corp., dated 9/30/25, repurchase price $1,000,117, 4.20%, 10/1/25	1,000,000	1,000,000
Fixed Income Clearing Corp., dated 9/30/25, repurchase price $2,225,260, 4.21%, 10/1/25	2,225,000	2,225,000
Fixed Income Clearing Corp., dated 9/30/25, repurchase price $2,550,300, 4.23%, 10/1/25	2,550,000	2,550,000
Fixed Income Clearing Corp., dated 9/30/25, repurchase price $400,047, 4.20%, 10/1/25	400,000	400,000
JPMorgan Securities LLC, (Floating, U.S. SOFR + 0.01%), dated 9/30/25, repurchase price $752,603, 4.14%, 10/1/25(6)	750,000	750,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 45.9% (4)continued
NatWest Markets PLC, dated 9/30/25, repurchase price $600,070, 4.21%, 10/1/25	$600,000	$600,000
Royal Bank of Canada, dated 9/18/25, repurchase price $901,336, 4.11%, 10/7/25(5)	900,000	900,000
		9,584,000
Total Repurchase Agreements
(Cost $9,584,000)		9,584,000

Total Investments – 100.8%
(Cost $21,048,765)		21,048,765
Liabilities less Other Assets – (0.8%)		(167,113)
NET ASSETS – 100.0%		$20,881,652

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)
Variable rate security. Rate as of September 30, 2025 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$49,697	0.63%—6.51%	11/7/25—10/21/44
FHLMC	263,796	0.00%—7.00%	5/23/28—10/1/55
FNMA	999,156	0.00%—7.25%	10/8/27—9/1/61
GNMA	3,064,890	2.00%—8.50%	4/15/29—4/20/75
U.S. Treasury Bills	68,706	0.00%	10/21/25—2/26/26
U.S. Treasury Bonds	456,004	0.00%—6.75%	11/15/25—8/15/55
U.S. Treasury Notes	4,915,965	0.00%—4.88%	10/15/25—7/15/35
Total	$9,818,214

(5)	Maturity date represents the puttable date.
(6)	Variable or floating rate security. Rate as of September 30, 2025 is disclosed. Maturity date represents the puttable date.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 310 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

SOFR – Secured Overnight Financing Rate
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2025:
	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Money Market Fund(1)	$—	$21,048,765	$—	$21,048,765

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  311 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

U.S. GOVERNMENT SELECT MONEY MARKET FUND

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES – 37.0% (1)
Federal Farm Credit Bank – 10.3%
FFCB Discount Notes,
4.10%, 1/2/26(2)	$10,000	$9,894
3.75%, 3/17/26(2)	13,000	12,774
FFCB Notes,
(Floating, U.S. Federal Funds + 0.09%), 4.18%, 10/1/25(3)	9,000	8,999
(Floating, U.S. Federal Funds + 0.12%), 4.20%, 10/1/25(3)	6,000	6,000
(Floating, U.S. Federal Funds + 0.12%), 4.21%, 10/1/25(3)	5,000	5,000
(Floating, U.S. Federal Funds + 0.13%), 4.22%, 10/1/25(3)	8,000	8,000
(Floating, U.S. Federal Funds + 0.14%), 4.22%, 10/1/25(3)	25,000	25,000
(Floating, U.S. Federal Funds + 0.14%), 4.23%, 10/1/25(3)	10,000	10,000
(Floating, U.S. Federal Funds + 0.14%), 4.23%, 10/1/25(3)	5,000	5,000
(Floating, U.S. Federal Funds + 0.15%), 4.23%, 10/1/25(3)	10,000	10,000
(Floating, U.S. Federal Funds + 0.15%), 4.24%, 10/1/25(3)	25,000	25,000
(Floating, U.S. SOFR + 0.04%), 4.17%, 10/1/25(3)	10,000	10,000
(Floating, U.S. SOFR + 0.10%), 4.23%, 10/1/25(3)	10,000	10,000
(Floating, U.S. SOFR + 0.10%), 4.23%, 10/1/25(3)	25,000	25,000
(Floating, U.S. SOFR + 0.10%), 4.23%, 10/1/25(3)	4,400	4,400
(Floating, U.S. SOFR + 0.10%), 4.23%, 10/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.10%), 4.23%, 10/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.10%), 4.23%, 10/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.10%), 4.26%, 10/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.11%), 4.23%, 10/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.11%), 4.24%, 10/1/25(3)	15,000	15,000
(Floating, U.S. SOFR + 0.12%), 4.24%, 10/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.12%), 4.25%, 10/1/25(3)	12,000	12,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.0% (1)continued
Federal Farm Credit Bank – 10.3%continued
(Floating, U.S. SOFR + 0.12%), 4.25%, 10/1/25(3)	$25,000	$25,000
(Floating, U.S. SOFR + 0.13%), 4.25%, 10/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.13%), 4.26%, 10/1/25(3)	30,000	30,000
(Floating, U.S. SOFR + 0.13%), 4.26%, 10/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.14%), 4.26%, 10/1/25(3)	15,000	15,000
(Floating, U.S. SOFR + 0.14%), 4.27%, 10/1/25(3)	7,000	7,000
(Floating, U.S. SOFR + 0.14%), 4.27%, 10/1/25(3)	15,000	15,000
(Floating, U.S. SOFR + 0.14%), 4.27%, 10/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.14%), 4.30%, 10/1/25(3)	20,000	20,000
(Floating, U.S. SOFR + 0.15%), 4.28%, 10/1/25(3)	18,000	18,000
(Floating, U.S. SOFR + 0.15%), 4.28%, 10/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.15%), 4.28%, 10/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.15%), 4.28%, 10/1/25(3)	10,000	10,000
(Floating, U.S. SOFR + 0.15%), 4.28%, 10/1/25(3)	10,000	10,000
(Floating, U.S. SOFR + 0.15%), 4.28%, 10/1/25(3)	20,000	20,000
(Floating, U.S. SOFR + 0.15%), 4.28%, 10/1/25(3)	40,000	40,000
(Floating, U.S. SOFR + 0.16%), 4.28%, 10/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.16%), 4.29%, 10/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.16%), 4.29%, 10/1/25(3)	5,000	5,000
		482,067
Federal Home Loan Bank – 26.7%
FHLB Bonds,
4.05%, 10/2/25	40,000	39,986
4.13%, 10/22/25	75,000	74,995
4.13%, 11/7/25	100,000	99,983
4.00%, 2/12/26	45,000	44,967
3.88%, 2/26/26	25,000	24,973
See Notes to the Financial Statements.
FIXED INCOME AND MONEY MARKET FUNDS 312 NORTHERN FUNDS SEMIANNUAL REPORT

September 30, 2025 (UNAUDITED)
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.0% (1)continued
Federal Home Loan Bank – 26.7%continued
4.34%, 3/6/26	$45,000	$45,000
4.34%, 3/6/26	5,000	5,000
3.85%, 3/10/26	25,000	24,999
3.63%, 3/17/26	45,000	44,951
4.25%, 5/22/26	40,300	40,300
FHLB Discount Notes,
4.08%, 10/6/25(2)	10,000	9,994
4.10%, 10/9/25(2)	20,000	19,982
4.13%, 10/30/25(2)	75,000	74,991
4.10%, 11/3/25(2)	25,000	24,905
4.10%, 11/4/25(2)	25,000	24,902
4.07%, 11/5/25(2)	20,000	19,920
4.05%, 11/18/25(2)	15,000	14,918
4.09%, 11/19/25(2)	35,000	34,803
4.02%, 1/2/26(2)	45,000	44,523
4.05%, 1/5/26(2)	25,000	24,728
4.05%, 1/6/26(2)	20,000	19,780
4.06%, 1/8/26(2)	87,805	86,815
3.79%, 1/30/26(2)	80,000	78,972
3.92%, 2/10/26(2)	20,000	19,709
3.94%, 2/11/26(2)	45,000	44,341
3.91%, 2/20/26(2)	20,000	19,688
3.70%, 3/18/26(2)	45,000	44,219
3.65%, 4/9/26(2)	20,000	19,611
3.62%, 4/13/26(2)	20,000	19,602
FHLB Notes,
(Floating, U.S. SOFR + 0.03%), 4.16%, 10/1/25(3)	15,000	15,000
(Floating, U.S. SOFR + 0.09%), 4.22%, 10/1/25(3)	10,190	10,190
(Floating, U.S. SOFR + 0.10%), 4.23%, 10/1/25(3)	40,000	40,000
(Floating, U.S. SOFR + 0.10%), 4.23%, 10/1/25(3)	10,000	10,000
(Floating, U.S. SOFR + 0.11%), 4.23%, 10/1/25(3)	5,000	5,000
(Floating, U.S. SOFR + 0.11%), 4.23%, 10/1/25(3)	30,000	30,000
(Floating, U.S. SOFR + 0.11%), 4.23%, 10/1/25(3)	15,000	15,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.0% (1)continued
Federal Home Loan Bank – 26.7%continued
(Floating, U.S. SOFR + 0.17%), 4.30%, 10/1/25(3)	$10,310	$10,310
(Floating, U.S. SOFR + 0.18%), 4.30%, 10/1/25(3)	20,000	20,000
		1,247,057
Total U.S. Government Agencies
(Cost $1,729,124)		1,729,124

U.S. GOVERNMENT OBLIGATIONS – 14.1%
U.S. Treasury Bills – 9.9%
4.12%, 10/9/25(2)	10,000	9,991
3.99%, 10/16/25(2)	20,680	20,645
3.97%, 11/6/25(2)	45,000	44,814
4.03%, 11/12/25(2)	15,000	14,926
3.92%, 12/9/25(2)	35,000	34,724
3.91%, 12/16/25(2)	32,230	31,954
4.02%, 12/18/25(2)	90,000	89,198
4.05%, 12/26/25(2)	35,000	34,656
3.86%, 1/2/26(2)	50,000	49,490
4.08%, 1/8/26(2)	10,000	9,886
3.65%, 1/27/26(2)	40,000	39,500
3.90%, 2/12/26(2)	22,345	22,015
3.65%, 3/19/26(2)	10,000	9,826
3.71%, 3/26/26(2)	30,000	29,452
3.66%, 4/2/26(2)	20,000	19,624
		460,701
U.S. Treasury Notes – 4.2%
5.00%, 10/31/25	50,000	50,029
2.25%, 11/15/25	10,000	9,975
0.38%, 11/30/25	10,000	9,936
0.88%, 6/30/26	10,000	9,767
1.88%, 6/30/26	10,000	9,840
0.63%, 7/31/26	45,000	43,746
1.88%, 7/31/26	18,000	17,673
4.38%, 7/31/26	45,000	45,099
		196,065
Total U.S. Government Obligations
(Cost $656,766)		656,766

Investments, at Amortized Cost
( $2,385,890)		2,385,890

See Notes to the Financial Statements.
NORTHERN FUNDS SEMIANNUAL REPORT  313 FIXED INCOME AND MONEY MARKET FUNDS

Schedule of Investments

U.S. GOVERNMENT SELECT MONEY MARKET FUND continued
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS – 49.0% (4)
Bank of America N.A., dated 9/30/25, repurchase price $300,035, 4.21%, 10/1/25	$300,000	$300,000
Barclays Capital, Inc., dated 9/18/25, repurchase price $150,222, 4.09%, 10/7/25(5)	150,000	150,000
Citigroup Global Markets, Inc., dated 9/30/25, repurchase price $49,006, 4.20%, 10/1/25	49,000	49,000
Citigroup Global Markets, Inc., dated 9/30/25, repurchase price $92,011, 4.21%, 10/1/25	92,000	92,000
Fixed Income Clearing Corp., dated 9/30/25, repurchase price $200,023, 4.20%, 10/1/25	200,000	200,000
Fixed Income Clearing Corp., dated 9/30/25, repurchase price $200,023, 4.21%, 10/1/25	200,000	200,000
Fixed Income Clearing Corp., dated 9/30/25, repurchase price $300,035, 4.23%, 10/1/25	300,000	300,000
Fixed Income Clearing Corp., dated 9/30/25, repurchase price $350,041, 4.20%, 10/1/25	350,000	350,000
JPMorgan Securities LLC, (Floating, U.S. SOFR + 0.01%), dated 9/30/25, repurchase price $150,521, 4.14%, 10/1/25(6)	150,000	150,000
	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 49.0% (4)continued
Royal Bank of Canada, dated 9/18/25, repurchase price $150,223, 4.11%, 10/7/25(5)	$150,000	$150,000
TD Securities (U.S.A.) LLC, dated 9/30/25, repurchase price $350,041, 4.21%, 10/1/25	350,000	350,000
		2,291,000
Total Repurchase Agreements
(Cost $2,291,000)		2,291,000

Total Investments – 100.1%
(Cost $4,676,890)		4,676,890
Liabilities less Other Assets – (0.1%)		(3,847)
NET ASSETS – 100.0%		$4,673,043

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)
Variable rate security. Rate as of September 30, 2025 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

Name	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$1,811	4.30%—4.49%	10/29/26—2/15/28
FNMA	478,264	2.50%—7.50%	5/23/28—8/1/55
GNMA	526,235	2.00%—7.00%	1/1/26—9/1/55
TVA	117,623	2.50%—7.50%	2/20/33—8/20/65
U.S. Treasury Bills	9,791	0.00%	10/14/25—5/14/26
U.S. Treasury Bonds	23,093	1.00%—6.00%	2/15/26—2/15/46
U.S. Treasury Notes	1,190,013	0.25%—4.50%	10/31/25—7/15/35
Total	$2,346,830

(5)	Maturity date represents the puttable date.
(6)	Variable or floating rate security. Rate as of September 30, 2025 is disclosed. Maturity date represents the puttable date.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation
See Notes to the Financial Statements.
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FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

SOFR – Secured Overnight Financing Rate

TVA – Tennessee Valley Authority
Percentages shown are based on Net Assets.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:
Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.
Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).
Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Fund's investments by the above fair value hierarchy as of September 30, 2025:
	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Money Market Fund(1)	$—	$4,676,890	$—	$4,676,890

(1)	Classifications as defined in the Schedule of Investments.
See Notes to the Financial Statements.
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Notes to the financial statements
1. ORGANIZATION
Northern Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers 48 funds as of September 30, 2025. The Arizona Tax-Exempt, Bond Index, California Intermediate Tax-Exempt, California Tax-Exempt, Core Bond, Fixed Income, High Yield Fixed Income, Intermediate Tax-Exempt, Limited Term Tax-Exempt, Limited Term U.S. Government, Multi-Manager High Yield Opportunity, Short Bond, Tax-Advantaged Ultra-Short Fixed Income, Tax-Exempt, Ultra-Short Fixed Income, U.S. Government, U.S. Government Money Market and U.S. Government Select Money Market Funds (each a “Fund” and collectively, the “Funds”) are separate, diversified investment portfolios of the Trust, except for the Arizona Tax-Exempt Fund, which is a non-diversified portfolio. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds is presented herein and has its own investment objective (e.g., total return or income consistent with preservation of capital).
Each Fund is authorized to issue one class of shares designated as the “Shares” class. The Ultra-Short Fixed Income Fund is authorized to issue a second class of shares designated as Siebert Williams Shank Shares.
Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for the Funds. The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to each Fund and as securities lending agent to each Fund except for the Arizona Tax-Exempt Fund, California Intermediate Tax-Exempt Fund, California Tax-Exempt Fund, Intermediate Tax-Exempt Fund, Limited Term Tax-Exempt Fund, and Tax-Exempt Fund (the “Tax-Exempt Fixed Income Funds”). Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.
The U.S. Government Money Market Fund and the U.S. Government Select Money Market Fund seek to qualify as government money market funds under Rule 2a-7 of the 1940 Act.
2. SIGNIFICANT ACCOUNTING POLICIES
The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.
The net asset value (“NAV”) of each class of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 3:00 P.M. Central Time on each day the NYSE is open for trading. The NAV calculation time and cut-off time for submitting purchase, redemption and exchange requests is at 4:00 P.M. Central time with respect to the U.S. Government Money Market Fund and U.S. Government Select Money Market Fund.
A) VALUATION OF SECURITIES AND DERIVATIVE CONTRACTS
Securities for the Funds other than the U.S. Government Money Market Fund and the U.S. Government Select Money Market Fund are valued at their fair value. Securities traded on United States (“U.S.”) securities exchanges or in the NASDAQ National Market System are principally valued at the last quoted sale price, or the official closing price (generally, 3:00 P.M. Central Time) on the exchange or market in which such securities are principally traded. If any such security is not traded on a valuation date, it is valued at the most recent quoted bid price. Over-the-counter securities not reported in the NASDAQ National Market System are also generally valued at the most recent quoted bid price. Fixed income securities and term loans, however, may be valued on the basis of evaluated prices provided by the Funds' approved independent third-party pricing services when such prices are believed to reflect the fair value of such securities or broker provided prices. Such prices may be determined by taking into account other similar securities’ prices, yields, maturities, call features, ratings, prepayment speeds, credit risks, cash flows, institutional size trading in similar groups of securities and developments related to specific securities.
The values of securities of foreign issuers are generally based upon market quotations, which depending upon local convention or regulation, may be the last sale price, the last bid price or the mean between the last bid and asked price as of, in each case, the close of the appropriate exchange. Foreign fixed income securities, however, may, like domestic fixed income securities, be valued based on evaluated prices provided by independent pricing services when such prices are believed to reflect the fair value of such securities.
Shares of open-end investment companies, other than exchange-traded funds, are valued at their closing NAV. Shares of closed-end funds and exchange-traded funds are valued at their closing market price. Spot and forward foreign currency exchange contracts are generally valued using an independent pricing service. Exchange-traded futures and options are valued at the settlement price as established each day by the exchange on which they are traded. Centrally cleared and bilateral swap agreements are generally valued using an independent pricing service. The
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September 30, 2025 (Unaudited)
foregoing prices may be obtained from one or more independent pricing services or, as needed or applicable, independent broker-dealers. Short-term investments with a maturity of 60 days or less are valued at their amortized cost.
The investments held by the U.S. Government Money Market Fund and the U.S. Government Select Money Market Fund are valued at amortized cost, which approximates fair value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. Where the Trust's Board of Trustees (“Board”) believes the extent of any deviation from a Fund’s amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, the Board will consider what action should be initiated, which may include fair valuing securities in accordance with policies and procedures established by, and subject to oversight of, the Board.
The Board has designated NTI as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determinations relating to any or all Fund investments. Accordingly, any securities for which market quotations are not readily available or for which the available price has been determined to not represent a reliable, current market value are valued at fair value as determined in good faith by NTI. The Board oversees NTI in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. NTI, in its discretion, may make adjustments to the prices of securities held by a Fund if an event occurs after the publication of fair values normally used on behalf of a Fund but before the time as of which the Fund calculates its NAV, depending on the nature and significance of the event, consistent with applicable regulatory guidance and U.S. GAAP. This may occur particularly with respect to certain foreign equity securities held by a Fund, in which case NTI may use adjustment factors obtained from an independent fair value pricing service that are intended to reflect more accurately the fair value of those securities as of the time the Fund’s NAV is calculated.
The use of fair valuation involves the risk that the values used by NTI to price a Fund's investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.
B) CREDIT ENHANCEMENTS  Certain investments owned by the Funds are covered by insurance issued by private insurers, are backed by an escrow or trust containing U.S. government securities or U.S. government agency securities, or are otherwise supported by letters of credit, standby purchase agreements or other liquidity facilities. Such enhancements may ensure the timely payment of the security’s principal and interest or may shorten the security’s maturity. However, such enhancements do not guarantee the market value of the securities or the value of a Fund’s shares. Additionally, there is no guarantee that an insurer will meet its obligations. For example, exposure to securities involving sub-prime mortgages may cause a municipal bond insurer’s rating to be downgraded or may cause the bond insurer to become insolvent, which may affect the prices and liquidity of municipal obligations insured by the insurer.
C) SECURITIES LENDING In order to generate additional income, the Funds (other than the Tax-Exempt Fixed Income Funds) may lend securities to banks, brokers and dealers or other qualified institutions. In exchange, the borrower provides initial collateral having an initial market value of not less than 102% of the market value of the borrowed securities (105% of the market value of the borrowed securities, if the borrowed securities or the collateral are not denominated in U.S. Dollars). Collateral is maintained in an amount at least equal to the current market value of the securities loaned. This collateral is marked-to-market on a daily basis.
Securities lending may represent no more than one-third of the value of a Fund’s total assets (including the loan collateral).
Pursuant to an exemptive order issued by the SEC, Northern Trust (the “Securities Lending Agent”), an affiliate of the Investment Adviser, renders securities lending services to the Funds. For such services, Northern Trust receives a percentage of securities lending revenue generated for the Funds. In addition, cash collateral received by the Funds in connection with a securities loan may be invested in shares of other registered or unregistered money market funds that comply with Rule 2a-7 under the 1940 Act, including money market funds that pay investment advisory or other fees to NTI, Northern Trust, or an affiliate. See Note 6 for more information.
Collateral for loans of portfolio securities made by a Fund may consist of cash, cash equivalents, or securities issued or guaranteed by the U.S. government or its agencies (or any combination thereof). Any cash collateral received by a Fund in connection with these loans may be invested in a variety of short-term investments, either directly or indirectly through registered or unregistered money market funds that comply with Rule 2a-7 under the 1940 Act, including money market funds managed by NTI.
When a Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the investment of the cash collateral. The market value of securities on loan and the value of investments made with cash collateral received are disclosed in the Schedules of Investments. Non-cash collateral received is not recorded as an asset in the Funds’ financial statements because the Funds do not obtain ownership or exercise effective control over such collateral. Securities lending income represents the Funds’ net revenue from the securities lending program, including income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Funds, and other related expenses. The net amount earned from cash collateral invested in
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Notes to the financial statements continued
money market funds managed by NTI is reflected in the Statements of Operations under Dividend income from investments in affiliates, while the net amount earned from non-cash collateral is reflected in the Statements of Operations under Income from securities loaned (net of fees). The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
A Fund will have the right to terminate a loan at any time and recall the loaned securities within the normal and customary settlement time for securities transactions. A Fund does not have the right to vote securities on loan, but loans may be called so that the securities may be voted by a Fund in accordance with policies and procedures approved by the Board and NTI. A borrower might become insolvent or refuse to honor its obligation to return the securities. In the event of a default by a borrower with respect to any loan, the Securities Lending Agent will exercise any and all remedies provided under the applicable borrower agreement. These remedies include purchasing replacement securities for the Fund by applying the collateral held from the defaulting borrower against the purchase cost of the replacement securities. If the proceeds from the collateral are less than the purchase cost of the replacement securities, the Securities Lending Agent is responsible for such shortfall, subject to certain limitations that are set forth in detail in the Securities Lending Authorization Agreement. In this event, a Fund could experience delays in recovering its securities and possibly may incur a capital loss. Each Fund will be responsible for any loss that might result from its investment of the cash collateral it receives from a borrower.
Information with respect to the securities lending activities and fees earned by Northern Trust during the six months ended September 30, 2025, are as follows:
Amounts in thousands	FAIR VALUE OF OF SECURITIES LOANED	CASH COLLATERAL RECEIVED	NON-CASH COLLATERAL RECEIVED	FEES EARNED
Bond Index	$25,404	$23,468	$2,678	$10
Core Bond	—	—	—	—*
Fixed Income	1,579	1,620	—*	1
High Yield Fixed Income	137,557	130,309	14,078	84
Limited Term U.S. Government	—	—	—	—*
Multi-Manager High Yield Opportunity	11,555	11,527	404	5
Short Bond	479	489	—	—*
Tax-Advantaged Ultra-Short Fixed Income	—	—	—	—*
Ultra-Short Fixed Income	2,277	2,324	—	—*
Amounts in thousands	FAIR VALUE OF OF SECURITIES LOANED	CASH COLLATERAL RECEIVED	NON-CASH COLLATERAL RECEIVED	FEES EARNED
U.S. Government	$10	$—	$11	$—*

*	Amount rounds to less than one thousand.
The Funds’ securities lending transactions are accounted for as secured borrowings and have an overnight and continuous contractual maturity. The gross amounts of recognized liabilities for securities lending transactions outstanding as of
September 30, 2025, are disclosed as Payable upon return of securities loaned on the Statements of Assets and Liabilities, where applicable.
As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan in the Funds. Refer to the Fund’s Schedule of Investments for details on the securities out on loan. Additional information about master netting arrangements can be found in Note 10.
Securities lending agreements may be subject to regulation as qualified financial contracts (“QFCs”). QFCs include, but are not limited to, securities contracts, commodities contracts, forward contracts, repurchase agreements, securities lending agreements and swaps agreements, as well as related master agreements, security agreements, credit enhancements, and reimbursement obligations. Regulations adopted by federal banking regulators under the Dodd-Frank Wall Street Reform and Consumer Protection Act, which took effect in 2019, require that certain QFCs with counterparties that are part of U.S. or foreign global systemically important banking organizations be amended to include contractual restrictions on close-out and cross-default rights. If a covered counterparty of a Fund or certain of the covered counterparty's affiliates were to become subject to certain insolvency proceedings, the Fund may be temporarily unable to exercise certain default rights, and the QFC may be transferred to another entity. These requirements may impact a Fund's credit and counterparty risks. The remaining maturities of the securities lending transactions are considered overnight and continuous.
D) FUTURES CONTRACTS  Certain Funds invest in long or short exchange-traded futures contracts for hedging purposes, to increase total return or to seek exposure to certain countries or currencies or to maintain liquidity to meet potential shareholder redemptions, to invest cash balances or dividends or to minimize trading costs. When used as a hedge, a Fund may sell a futures contract in order to offset a decrease in the fair value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, a Fund may purchase a futures contract as a hedge in anticipation of purchases of securities. In addition, a Fund may utilize futures contracts in anticipation of changes in
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the composition of its portfolio holdings. A Fund bears the market risk arising from changes in the value of these financial instruments. At the time a Fund enters into a futures contract, it is generally required to make a margin deposit with the custodian of a specified amount of liquid assets. Futures are marked-to-market each day with the change in value reflected in the unrealized gains or losses. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts. Credit risk is mitigated to the extent that the exchange on which a particular futures contract is traded assumes the risk of a counterparty defaulting on its obligations under the contract. The Statements of Operations include any realized gains or losses on closed futures contracts in Net realized gains (losses) on futures contracts, and any unrealized gains or losses on open futures contracts in Net change in unrealized appreciation (depreciation) on futures contracts. Further information on the impact of these positions, if any, on the Funds’ financial statements can be found in Note 10.
E) FOREIGN CURRENCY TRANSLATION  Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot rates on the NYSE at generally 3:00 P.M. Central Time. The cost of purchases and proceeds from sales of investments, interest and dividend income are translated into U.S. dollars using the spot rates on the NYSE at generally 3:00 P.M. Central Time. The gains or losses, if any, on investments from the original purchase date to subsequent sales trade date resulting from changes in foreign exchange rates are included in the Statements of Operations in Net realized gains (losses) on investments and Net change in unrealized appreciation (depreciation) on investments. The gains or losses, if any, on translation of other assets and liabilities denominated in foreign currencies and between the trade and settlement dates on investment transactions are included in Net realized gains (losses) on foreign currency transactions and Net change in unrealized appreciation (depreciation) on foreign currency translations in the Statements of Operations.
F) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
 Certain Funds may enter into forward foreign currency exchange contracts for hedging and/or speculative purposes. The objective of a Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of a Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are marked-to-market daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign currency exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Gains or losses are recorded for financial statement purposes as unrealized until the settlement date. Realized gains or losses, if any, are included in Net realized gains (losses) on forward foreign currency exchange contracts in the Statements of Operations.
Forward foreign currency exchange contracts are privately negotiated transactions, and can have substantial price volatility. As a result, these contracts offer less protection against default by the other party than is available for instruments traded on an exchange. When used for hedging purposes, forward foreign currency exchange contracts tend to limit any potential gain that may be realized if the value of a Fund’s foreign holdings increase because of currency fluctuations. When used for speculative purposes, the contracts may result in additional losses that are not otherwise related to the changes in value of the securities held by a Fund. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. A Fund bears the market risk from changes in foreign currency exchange rates and the credit risk if the counterparty to the contract fails to perform. The institutions that deal in forward foreign currency exchange contracts are not required to continue to make markets in the currencies they trade and these markets can experience periods of illiquidity. Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10.
G) CREDIT DEFAULT SWAP AGREEMENTS To the extent consistent with their investment objectives and strategies, certain Funds may invest in credit default swap (“CDS”) agreements for hedging purposes or to gain credit exposure. A Fund may enter into CDS agreements either as a buyer or seller of protection. The buyer of protection in a swap agreement is the party that makes a periodic stream of payments to the counterparty based on the fixed rate of the agreement to the party that is the seller of protection. In exchange for the fixed rate payments received, the seller of protection agrees to provide credit protection to the buyer in the form of payment in the event of a credit default event on the referenced obligation or an underlying security comprising the referenced index. In the event of a credit default event, as defined under the terms of each particular swap agreement, if a Fund is the seller of protection, the Fund will either a) pay to the buyer of protection an amount equal to the notional amount of the swap agreement and take delivery of the referenced obligation or underlying securities comprising the referenced index or b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is the buyer of protection and a credit default event should occur, the Fund will either a) receive from the seller of protection in the swap agreement an amount equal to the notional amount of the swap agreement and deliver the referenced obligation or underlying securities comprising the referenced index or b) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a credit default event
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Notes to the financial statements continued
should occur, the maximum potential amount of future payments the seller of protection could be required to make under a CDS agreement would be an amount equal to the notional amount of the swap.
The implied credit spreads are disclosed in the Schedule of Investments for those agreements for which a Fund is the protection seller, if any, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for each swap. The wider the credit spread, the greater the likelihood or risk of default or other credit event occurring for the referenced entity. Events or circumstances that would require the seller to perform under the derivative agreement are credit events as defined under the terms of that particular swap agreement, such as bankruptcy, cross acceleration, failure to pay, repudiation and restructuring.
The resulting values for CDS agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default agreement should the notional amount of the swap agreement be closed/sold as of the period end. When compared to the notional amount of the swap, decreasing market values for CDS sold and, conversely, increasing market values for CDS purchased, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
When entering into a CDS agreement as a buyer of protection, a Fund may pay an upfront premium to enter into the agreement. When selling protection, a Fund may receive this upfront premium paid from the buyer. During the term of the CDS agreement, the discounted value of the estimated stream of fixed rate payments from buyer to seller yet to be made is recorded as unrealized gain or loss on CDS agreements, with any interest payments already having been made being recognized as realized gain or loss on CDS agreements. This treatment will occur until the CDS is sold or reaches its expiration. Any upfront payments made or received upon entering into a CDS agreement are treated as part of the cost and are reflected as part of the unrealized appreciation (depreciation) on valuation. Upon termination of the swap agreement, the amount included in the cost is reversed and becomes part of the realized gain (loss) on CDS agreements. Unrealized appreciation (depreciation) on bilateral CDS agreements and variation margin on centrally cleared CDS agreements, if any, is included in the Statements of Assets and Liabilities, with corresponding changes in unrealized appreciation (depreciation) included in the Statements of Operations.
Counterparty credit risk may arise as a result of the failure of the swap counterparty to comply with the terms of the swap agreement. Additionally, risks may arise with respect to the underlying issuer of the referenced security. Therefore, NTI or the sub-adviser considers the creditworthiness of each underlying issuer of the referenced security in addition to the creditwor thiness of the counterparty. In addition, NTI or the sub-advisers may use different counterparties to minimize credit risk and limit the exposure to any individual counterparty. As stipulated in each swap agreement, collateral may be posted between a Fund and its counterparties to mitigate credit risk.  Further information on the impact of these positions on the Funds’ financial statements can be found in Note 10. With respect to CDS agreements that were outstanding as of September 30, 2025 for the Multi-Manager High Yield Opportunity Fund, approximately $39,000 was pledged by the Fund and is included in Due from broker on the Statements of Assets and Liabilities and approximately $20,000 received by the Fund and is included in Due to broker on the Statements of Assets and Liabilities. No other Funds had any outstanding CDS agreements for the six months ended September 30, 2025.
H) TOTAL RETURN SWAPS To the extent consistent with their investment objectives and strategies, certain Funds may invest in total return swap (“TRS”) agreements for hedging purposes and/or to seek to increase total return. TRS agreements are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. TRS agreements are entered into on a net basis, i.e.; the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. If the other party to such a transaction defaults, a Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. In contrast, other transactions involve the payment of the gross amount owed.
In addition, these transactions can involve greater risks than if a Fund had invested in the reference obligation directly because, in addition to general market risk, swaps are subject to illiquidity risk, counterparty risk and pricing risk. Because they are two party contracts and because they may have terms of greater than seven days, swap transactions may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap counterparty. Many swaps are complex and often valued subjectively. Swaps may be subject to pricing or “basis” risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. If a swap transaction is particularly large or if the relevant market is illiquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result insignificant losses.
Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the TRS agreements to compensate for differences between the stated terms of the TRS agreements and prevailing market conditions. These upfront payments are recorded as
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realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations. Interest payments earned or charged under the terms of the TRS agreements are recorded as realized gain (loss) on total return swap agreements. The swap interest receivable or payable as of September 30, 2025, if any, is included as unrealized appreciation (depreciation) on total return swap agreements on the Statements of Assets and Liabilities. Unrealized appreciation (depreciation) on bilateral total return swap agreements, if any, is included in the Statements of Assets and Liabilities, with corresponding changes in unrealized appreciation (depreciation) included in the Statements of Operations.
Further information on the impact of these positions on the Funds' financial statements can be found in Note 10. With respect to TRS agreements that were outstanding as of September 30, 2025, for the Multi-Manager High Yield Opportunity Fund, approximately $120,000 received by the Fund and is included in Due to broker on the Statements of Assets and Liabilities. No other Funds had any outstanding TRS agreements for the six months ended September 30, 2025.
I) WHEN-ISSUED/DELAYED DELIVERY SECURITIES  Certain Funds purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into the commitment to purchase a security, the transaction is recorded and the value of the commitment is reflected in the NAV. The value of the commitment may vary with market fluctuations. No interest accrues to a Fund until settlement takes place. When-issued securities at September 30, 2025, if any, are noted in each Fund’s Schedule of Investments and in aggregate as Payable for when-issued securities, in each Fund’s Statement of Assets and Liabilities.
Certain Funds have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with certain counterparties, pursuant to which each party has agreed to pledge cash and/or securities as collateral to secure the repayment of its obligations to the other party under the MSFTA. No collateral has been pledged to or received by the Funds from a broker as of September 30, 2025.
J) MORTGAGE DOLLAR ROLLS  Certain Funds enter into mortgage “dollar rolls” in which a Fund sells securities for delivery in the future (generally within 30 days) and simultaneously contracts with the same counterparty to repurchase other mortgage securities on a specified future date. During the roll period, a Fund loses the right to receive principal and interest paid on the securities sold. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase.
For financial reporting and tax purposes, the Funds treat mortgage dollar rolls as two separate transactions; one involving the purchase of a security and a separate transaction involving a sale.
K) TERM LOANS The High Yield Fixed Income and Multi-Manager High Yield Opportunity Funds may purchase assignments of, and participations in, term loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Fund succeeds to all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender. The Fund may also enter into lending arrangements involving unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Funds to supply additional cash to the borrower on demand. Unfunded loan commitments, if any, represent a future obligation, in full, and are recorded as a liability on the Statements of Assets and Liabilities at fair value.
L) REPURCHASE AGREEMENTS  The U.S. Government Money Market Fund and U.S. Government Select Money Market Fund may enter into repurchase agreements under the terms of a master repurchase agreement by which the Funds purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Funds to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Funds, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago. The Funds are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Funds may be delayed or limited. The U.S. Government Money Market Fund and
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Notes to the financial statements continued
U.S. Government Select Money Market Fund have entered into such repurchase agreements at September 30, 2025, as reflected in their accompanying Schedules of Investments.
Pursuant to exemptive relief granted by the SEC, U.S. Government Money Market Fund and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreements with the Funds and does not collect any additional fees from the Funds for such services. The U.S. Government Money Market Fund did not enter into such joint repurchase agreements during the period. There were no outstanding joint repurchase agreements at September 30, 2025.
The Funds may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Portfolios may be delayed or limited. In addition, the Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. As of September 30, 2025, the U.S. Government Money Market Fund and the U.S. Government Select Money Market Fund have not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statements of Assets and Liabilities, that could be netted subject to Netting Arrangements.
The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.
			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	NET AMOUNT*
U.S. Government Money Market	Bank of America N.A.	$525,000	$(525,000)	$–
	Canadian Imperial Bank of Commerce	550,000	(550,000)	–
	Citigroup Global Markets, Inc.	84,000	(84,000)	–
	Fixed Income Clearing Corp.	6,175,000	(6,175,000)	–
	JPMorgan Securities LLC	750,000	(750,000)	–
	NatWest Markets PLC	600,000	(600,000)	–
	Royal Bank of Canada	900,000	(900,000)	–
	Total	$9,584,000	$(9,584,000)	$–
U.S. Government Select Money Market	Bank of America N.A.	$300,000	$(300,000)	$–
	Barclays Capital, Inc.	150,000	(150,000)	–
	Citigroup Global Markets, Inc.	141,000	(141,000)	–
	Fixed Income Clearing Corp.	1,050,000	(1,050,000)	–
	JPMorgan Securities LLC	150,000	(150,000)	–
	Royal Bank of Canada	150,000	(150,000)	–
	TD Securities (U.S.A.) LLC	350,000	(350,000)	–
	Total	$2,291,000	$(2,291,000)	$–

*	Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedules of Investments.
Additional information about netting arrangements under the Netting Arrangements can be found in Note 10.
M) INVESTMENT TRANSACTIONS AND INCOME  Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of premiums and accretion of discounts using the effective yield method. The interest rates reflected in the Schedules of Investments represent the stated coupon rate, annualized yield on
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September 30, 2025 (Unaudited)
date of purchase for discount notes, the current reset rate for floating rate securities, the 7-day yield for money market funds or, for interest-only or principal-only securities, the current effective yield. Cost of investments includes amortization of premiums and accretion of discounts, if any. Dividend income is recognized on the ex-dividend date. The Funds’ income may be subject to certain state and local taxes and, depending on an individual shareholder’s tax status, the federal alternative minimum tax.
The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class, if applicable.
N) EXPENSES  Each Fund is charged for those expenses that are directly attributable to that Fund. Expenses arising in connection with a specific class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Fund generally are allocated among all funds in the Trust in proportion to each Fund’s relative net assets. Expenses are recognized on an accrual basis.
O) REDEMPTION FEES  The High Yield Fixed Income and Multi-Manager High Yield Opportunity Funds each charge a 2 percent redemption fee on the redemption of shares (including by exchange) held for 30 days or less. For the purpose of applying the fee, the Funds use a first-in, first-out (“FIFO”) method so that shares held longest are treated as being redeemed first and shares held shortest are treated as being redeemed last. The redemption fee is paid to the Fund from which the redemption is made and is intended to offset the trading, market impact and other costs associated with short-term money movements in and out of the Fund. The redemption fee may be collected by deduction from the redemption proceeds or, if assessed after the redemption transaction, through a separate billing. The Funds are authorized to waive the redemption fee for certain types of redemptions as described in the Funds’ prospectus.

Redemption fees for the six months ended September 30, 2025, were as follows:
Amounts in thousands	Redemption Fees
High Yield Fixed Income	$2
Multi-Manager High Yield Opportunity	16

Redemption fees for the fiscal year ended March 31, 2025, were as follows:
Amounts in thousands	Redemption Fees
High Yield Fixed Income	$14
Multi-Manager High Yield Opportunity	—*
*        Amounts round to less than one thousand.

The amounts described above are included in Payments for Shares Redeemed in Note 8—Capital Share Transactions. The impact from redemption fees paid to each Fund was less than $0.001 per share for both fiscal periods.
P) DISTRIBUTIONS TO SHAREHOLDERS  Distributions of dividends from net investment income, if any, are declared and paid as follows:
	DECLARATION FREQUENCY	PAYMENT FREQUENCY
Arizona Tax-Exempt	Daily	Monthly
Bond Index	Daily	Monthly
California Intermediate Tax-Exempt	Daily	Monthly
California Tax-Exempt	Daily	Monthly
Core Bond	Daily	Monthly
Fixed Income	Daily	Monthly
High Yield Fixed Income	Daily	Monthly
Intermediate Tax-Exempt	Daily	Monthly
Limited Term Tax-Exempt	Daily	Monthly
Limited Term U.S. Government	Daily	Monthly
Multi-Manager High Yield Opportunity	Monthly	Monthly
Short Bond	Daily	Monthly
Tax-Advantaged Ultra-Short Fixed Income	Daily	Monthly
Tax-Exempt	Daily	Monthly
Ultra-Short Fixed Income	Daily	Monthly
U.S. Government	Daily	Monthly
U.S. Government Money Market	Daily	Monthly
U.S. Government Select Money Market	Daily	Monthly
Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts to reflect differences between financial reporting and federal income tax basis distributions. The reclassifications are reported in order to reflect the tax treatment for certain permanent differences that exist between income tax regulations and U.S. GAAP. These reclassifications primarily relate to Section 988 currency gains and losses, paydowns, distributions in excess of investment company taxable income, and differing treatment of amortization on certain callable bonds. These reclassifications have no impact on the net assets or the NAVs per share of the Funds.
At March 31, 2025, the following reclassifications were recorded:
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Notes to the financial statements continued
Amounts in thousands	UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)	ACCUMULATED UNDISTRIBUTED NET REALIZED GAINS (LOSSES)	Capital Stock
Bond Index	$540	$(540)	$—
Core Bond	16	(16)	—
Fixed Income	44	(44)	—
High Yield Fixed Income	429	(429)	—
Limited Term U.S. Government	2	(2)	—
Multi-Manager High Yield Opportunity	80	(104)	24
Short Bond	105	(105)	—
Tax-Advantaged Ultra-Short Fixed Income	— *	— *	—
Ultra-Short Fixed Income	131	(131)	—
U.S. Government	(1)	1	—
U.S. Government Money Market	39	(39)	—

*	Amount rounds to less than one thousand.
Q) FEDERAL INCOME TAXES  No provision for federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income, tax-exempt income and capital gains to its shareholders.
During the fiscal year ended March 31, 2025, the Multi-Manager High Yield Opportunity, Ultra-Short Fixed Income and U.S. Government Select Money Market Funds utilized approximately $462,000, $1,165,000 and $9,000, respectively, in capital loss carryforwards.
Capital losses incurred that will be carried forward indefinitely are as follows:
Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Arizona Tax-Exempt	$2,885	$6,476
Bond Index	28,352	149,930
California Intermediate Tax-Exempt	4,642	18,678
California Tax-Exempt	1,694	5,136
Core Bond	14,869	12,114
Fixed Income	36,658	55,212
High Yield Fixed Income	139,443	723,769
Intermediate Tax-Exempt	44,773	93,995
Limited Term Tax-Exempt	8,685	12,386
Limited Term U.S. Government	5,346	2,386
Amounts in thousands	SHORT-TERM CAPITAL LOSS CARRYFORWARD	LONG-TERM CAPITAL LOSS CARRYFORWARD
Multi-Manager High Yield Opportunity	$1,390	$63,710
Short Bond	3,375	24,331
Tax-Advantaged Ultra-Short Fixed Income	19,461	14,272
Tax-Exempt	50,311	89,509
Ultra-Short Fixed Income	12,279	14,551
U.S. Government	4,910	763
At March 31, 2025, the tax components of undistributed net investment income, undistributed realized gains and unrealized gains (losses) were as follows:
	UNDISTRIBUTED
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS	UNREALIZED GAINS (LOSSES)
Arizona Tax-Exempt	$30	$—	$—	$(5,098)
Bond Index	—	1,516	—	(147,764)
California Intermediate Tax-Exempt	81	—	—	(14,182)
California Tax-Exempt	73	—	—	(8,539)
Core Bond	—	55	—	(3,785)
Fixed Income	—	268	—	(13,396)
High Yield Fixed Income	—	5,660	—	(126,537)
Intermediate Tax-Exempt	56	—	—	(58,209)
Limited Term Tax-Exempt	21	—	—	(5,590)
Limited Term U.S. Government	—	15	—	(63)
Multi-Manager High Yield Opportunity	—	667	—	(6,515)
Short Bond	—	140	—	165
Tax-Advantaged Ultra-Short Fixed Income	1,532	—	—	1,733
Tax-Exempt	249	—	—	(49,644)
Ultra-Short Fixed Income	—	1,503	—	5,256
U.S. Government	—	43	—	(244)
U.S. Government Money Market	—	77,396	—	—
U.S. Government Select Money Market	—	15,236	—	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.
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September 30, 2025 (Unaudited)
The tax character of distributions paid during the fiscal year ended March 31, 2025, was as follows:
	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Arizona Tax-Exempt	$1,826	$129	$—
Bond Index	—	86,400	—
California Intermediate Tax-Exempt	5,907	504	—
California Tax-Exempt	4,475	166	—
Core Bond	—	3,909	—
Fixed Income	—	14,697	—
High Yield Fixed Income	—	186,111	—
Intermediate Tax-Exempt	33,228	1,993	—
Limited Term Tax-Exempt	8,759	486	—
Limited Term U.S. Government	—	739	—
Multi-Manager High Yield Opportunity	—	12,717	—
Short Bond	—	11,333	—
Tax-Advantaged Ultra-Short Fixed Income	57,552	29,501	—
Tax-Exempt	25,261	1,386	—
Ultra-Short Fixed Income	—	79,480	—
U.S. Government	—	756	—
U.S. Government Money Market	—	960,168	12
U.S. Government Select Money Market	—	210,556	—

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.
The tax character of distributions paid during the fiscal year ended March 31, 2024, was as follows:
	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Arizona Tax-Exempt	$2,250	$56	$—
Bond Index	—	77,954	—
California Intermediate Tax-Exempt	6,323	550	—
California Tax-Exempt	4,488	322	—
Core Bond	—	3,861	—
Fixed Income	—	16,012	—
High Yield Fixed Income	—	181,396	—
Intermediate Tax-Exempt	38,364	1,704	—
Limited Term Tax-Exempt	9,997	464	—
Limited Term U.S. Government	—	1,220	—
Multi-Manager High Yield Opportunity	—	16,135	—
Short Bond	—	10,053	—
	DISTRIBUTIONS FROM
Amounts in thousands	TAX-EXEMPT INCOME	ORDINARY INCOME*	LONG-TERM CAPITAL GAINS
Tax-Advantaged Ultra-Short Fixed Income	$43,583	$25,986	$—
Tax-Exempt	26,019	918	—
Ultra-Short Fixed Income	—	86,232	—
U.S. Government	—	1,085	—
U.S. Government Money Market	—	973,889	— **
U.S. Government Select Money Market	—	192,072	— **

*	Ordinary income includes taxable market discount income and short-term capital gains, if any.
**	Amount rounds to less than one thousand.
As of March 31, 2025, no Fund had uncertain tax positions that would require financial statement recognition or disclosure. The Funds’ federal tax returns remain subject to examination by the Internal Revenue Service for the three years after they are filed. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense and Other expenses, respectively, on the Statements of Operations.
R) OTHER RISKS  Certain Funds may invest in emerging market securities. Additional risks are involved when a Fund invests its assets in countries with emerging economies or securities markets. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Political and economic structures in many of these countries may lack the social, political and economic stability characteristics of more developed countries. In general, the securities markets of these countries are less liquid, subject to greater price volatility and have smaller market capitalizations. As a result, the risks presented by investments in these countries are heightened.
On a daily basis a Fund may hold a cash surplus. Maintaining cash positions may also subject the Funds to additional risks, such as increased counterparty risk exposure to the custodian bank holding the assets held in cash.
3. SERVICE PLAN
The Trust has adopted a Service Plan pursuant to which the Trust may enter into agreements with Northern Trust, its affiliates or other institutions (together “Service Organizations”) under which the Service Organizations agree to provide certain administrative support services and, in some cases, personal and account maintenance services for their customers, who are beneficial owners of shares of the Funds. As compensation for services provided pursuant to the Service Plan, the Service Organizations receive a fee at an annual rate of up to 0.15 percent of the average daily net assets of the Funds beneficially owned by their
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Notes to the financial statements continued
customers. There were no shareholder servicing fees paid by the Funds to Northern Trust or its affiliates during the six months ended September 30, 2025.
Service Plan expenses, if any, are included in the Statements of Operations under Shareholder servicing fees for the six months ended September 30, 2025.
4. BANK BORROWINGS
The Trust and Northern Institutional Funds, a registered investment company also advised by NTI, jointly entered into a $185,000,000 senior unsecured revolving credit facility on November 8, 2024, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if Adjusted Term Secured Overnight Financing Rate (“SOFR”) (but in no event less than 0 percent) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent per annum. In addition, there is an annual commitment fee of 0.15 percent on the average undrawn portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations, and on maturity or termination of the Credit Facility.
During the six months ended September 30, 2025, the following Fund had borrowings with the average loan amounts and weighted average interest rates as disclosed below:
Amounts in thousands	DOLLAR AMOUNT	RATE
Multi-Manager High Yield Opportunity	$500	5.42%
No other Funds had any borrowings or incurred any interest expense for the six months ended September 30, 2025. There were no outstanding loan amounts at September 30, 2025.
5. MANAGEMENT AND OTHER AGREEMENTS
As compensation for advisory services, administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).
With respect to the Limited Term U.S. Government, Fixed Income, U.S. Government and Short Bond Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding (i) acquired fund fees and expenses (except as further described herein); (ii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iii)
expenses of third party consultants engaged by the Board of Trustees; (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest. NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund’s or Class’s operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.  Further with respect to these Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class in an amount equal to the acquired fund fees and expenses arising from the Fund’s investment in other non-money market mutual funds or exchange-traded funds managed by NTI. The reimbursement will not apply to those Funds that do not charge an advisory fee as a result of contractual or voluntary fee waivers.
With respect to the Bond Index Fund, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses, including any acquired fund fees and expenses, of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding extraordinary expenses.  NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund’s or Class’s operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.
For all other Funds, NTI has contractually agreed to reimburse a portion of the operating expenses of the Fund or Class so that after such reimbursement the total annual fund operating expenses of the Fund or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding (i) acquired fund fees and expenses (except as further described below); (ii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iii) expenses of third party consultants engaged by the Board of Trustees;  (iv) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (v) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vi) extraordinary expenses and interest. NTI shall first reimburse management fees payable by the Fund or Class and then reimburse other operating expenses of the Fund or Class to the extent the amount of difference between the respective Fund’s or Class’s operating expenses and its Expense Limit exceeds the management fees payable by the Fund or Class.
NTI has contractually agreed to reimburse the management fees payable by each Fund in an amount equal to the net management fee NTI earns on the amount invested by the Fund in money market mutual funds managed by NTI.
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September 30, 2025 (Unaudited)
The total annual fund operating expenses after expense reimbursement for each Fund may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement, if any, is included in Less expenses reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations. There were no voluntary reimbursement receivables at September 30, 2025.
At September 30, 2025, the annual management fees and contractual expense limitations for the Funds were based on the following annual rates as set forth in the table below.
CONTRACTUAL
	ANNUAL MANAGEMENT FEES	EXPENSE LIMITATIONS
Bond Index	0.0600%	0.0749%
High Yield Fixed Income	0.5800%	0.6000%
U.S. Government Money Market	0.3300%	0.3500%
U.S. Government Select Money Market	0.3300%	0.3500%

	CONTRACTUAL ANNUAL MANAGEMENT FEES			CONTRACTUAL EXPENSE LIMITATIONS
	FIRST $1.5 BILLION	NEXT $1 BILLION	OVER $2.5 BILLION
Arizona Tax-Exempt	0.430%	0.417%	0.404%	0.450%
California Intermediate Tax-Exempt	0.430%	0.417%	0.404%	0.450%
California Tax-Exempt	0.430%	0.417%	0.404%	0.450%
Core Bond	0.380%	0.369%	0.358%	0.400%
Fixed Income	0.430%	0.417%	0.404%	0.450%
Intermediate Tax-Exempt	0.430%	0.417%	0.404%	0.450%
Limited Term Tax-Exempt	0.430%	0.417%	0.404%	0.450%
Limited Term U.S. Government	0.380%	0.369%	0.358%	0.400%
Multi-Manager High Yield Opportunity	0.650%	0.631%	0.612%	0.670%
Short Bond	0.380%	0.369%	0.358%	0.400%
Tax-Advantaged Ultra-Short Fixed Income	0.230%	0.223%	0.216%	0.250%
Tax-Exempt	0.430%	0.417%	0.404%	0.450%
Ultra-Short Fixed Income	0.230%	0.223%	0.216%	0.250%
U.S. Government	0.380%	0.369%	0.358%	0.400%
The contractual reimbursement arrangements described above may not be terminated before July 31, 2026 without the approval of the Board of Trustees. The contractual reimbursement arrangements will continue automatically thereafter for periods of one-year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Fund upon 60 days’ written notice prior to the end of the current Renewal Year.
NTI may reimburse additional expenses or waive all or a portion of the management fees for the Funds, including, from time to time to avoid a negative yield for the U.S. Government Money Market and U.S. Government Select Money Market Funds. Any such additional expense reimbursement or waiver would be voluntary and could be implemented, increased or decreased or discontinued at any time. There is no guarantee that a Fund will be able to avoid a negative yield. NTI did not voluntarily reimburse any Funds during the six months ended September 30, 2025.
Amounts waived or reimbursed by NTI pursuant to voluntary or contractual agreements may not be recouped by NTI at any time in the future for prior fiscal years.
Pursuant to the Management Agreement with the Trust, NTI is responsible for performing and overseeing investment management services to the Funds.
The Multi-Manager High Yield Opportunity Fund is managed by NTI and the Sub-Advisers. In addition to selecting the overall investment strategies of the Fund, NTI oversees and monitors the selection and performance of any Sub-Advisers and allocates resources among the Sub-Advisers. The Sub-Advisers manage each sub-advised Fund’s investment portfolio pursuant to Sub-Advisory Agreements with NTI.
As of September 30, 2025, BlackRock Investment Management, LLC, Nomura Corporate Research and Asset Management Inc. and Polen Capital Credit, LLC are the Sub-Advisers for Multi-Manager High Yield Opportunity Fund.
NTI is responsible for payment of sub-advisory fees to the Sub-Advisers.
As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, computed daily and payable monthly, at an annual rate of 0.0385 percent of the average daily net assets of each Fund, except for the U.S. Government Money Market and U.S. Select Government Money Market Funds, which is computed daily and payable monthly, at an annual rate of 0.019 percent of the average daily net assets of each Fund.
NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Funds. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees. Northern Trust also performs certain administrative services for certain Sub-Advisers pursuant to separate agreements with such Sub-Advisers.
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FIXED INCOME AND MONEY MARKET FUNDS

Notes to the financial statements continued
For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board. During the period, the Funds (except the U.S. Government Money Market and the U.S. Government Select Money Market Funds) have entered into an expense offset arrangement with the custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. Custodian credits, if any, are shown as Less custodian credits in the Funds’ Statements of Operations.
Northern Funds Distributors, LLC, the distributor for the Funds, received no compensation from the Funds under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.
Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Funds. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the Northern Institutional Funds U.S. Government Portfolio (the “Portfolio”) and/or the Global Tactical Asset Allocation Fund of the Trust and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.
6. RELATED PARTY TRANSACTIONS
Each Fund, excluding the U.S. Government Money Market and U.S. Government Select Money Market Funds, may invest its uninvested cash in a money market fund advised by NTI or its affiliates. Accordingly, each Fund bears indirectly a proportionate share of that money market fund’s operating expenses. These operating expenses include the management, transfer agent and custody fees that the money market fund pays to NTI or its affiliates. At September 30, 2025, the Funds, excluding the U.S. Government Money Market and U.S. Government Select Money Market Funds, held an investment in the Northern Institutional Funds U.S. Government Portfolio. The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Portfolio’s prospectus) on any assets invested in the Portfolio is 0.25 percent. NTI reimbursed each Fund the management fees payable by the Fund in an amount equal to the net management fee NTI earned on the amount invested by the
Fund in money market mutual funds managed by NTI, as described in Note 5.  This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.
Each Fund that participates in securities lending may invest cash collateral received in Northern Institutional Funds Liquid Assets Portfolio (“Liquid Assets Portfolio”), a money market fund advised by NTI. Accordingly, each Fund bears indirectly a proportionate share of Liquid Assets Portfolio’s operating expenses. These operating expenses include the management, transfer agent and custody fees that Liquid Assets Portfolio pays to NTI or its affiliates. At September 30, 2025, certain Funds held an investment in Liquid Assets Portfolio. The total annual portfolio operating expenses after expense reimbursement (other than certain excepted expenses as described in the fees and expenses table of the Liquid Assets Portfolio’s prospectus) on any assets invested in the Liquid Assets Portfolio is 0.03 percent. NTI reimbursed each Fund the management fees payable by the Fund in an amount equal to the net management fee NTI earned on the amount invested by the Fund in Liquid Assets Portfolio, as described in Note 5. This reimbursement is included in Less expenses reimbursed by the investment adviser as a reduction to Total Expenses in the Statements of Operations. This reimbursement’s impact on each Fund’s net expense and net investment income ratios is included in each Fund’s Financial Highlights.
The Funds are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the six months ended September 30, 2025, the Funds did not engage in any purchases and/or sales of securities from an affiliated entity.
NTI or the Sub-Advisers may, from time to time, effect trades on behalf of and for the account of the Funds with brokers or dealers that are affiliated with NTI, in conformity with Rule 17e-1 under the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions.  For the six months ended September 30, 2025, there were no Funds that paid Northern Trust Securities, Inc., an affiliate of NTI, brokerage commissions.
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FIXED INCOME AND MONEY MARKET FUNDS

September 30, 2025 (Unaudited)
During the six months ended September 30, 2025, the High Yield Fixed Income Fund received reimbursements from NTI of less than $1,000 in connection with settlement fees pursuant to the European Union’s Central Securities Depositories Regulation. These amounts are included in Interest income on the Fund's Statement of Operations.
Certain uninvested cash balances of U.S. Government Money Market Fund and U.S. Government Select Money Market Fund may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts, if any, are shown on the Funds’ Statements of Operations as Income from affiliates.
Certain uninvested foreign currency balances of the Funds may pay/receive a return to/from Northern Trust based on a market return it pays/receives less an administrative fee. For the six months ended September 30, 2025, the High Yield Fixed Income and the Multi-Manager High Yield Opportunity Funds each received an amount from Northern Trust of less than $1,000. These amounts are included in Interest income on the Funds’ Statements of Operations.
7. INVESTMENT TRANSACTIONS
For the six months ended September 30, 2025, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:
	Purchases		Sales
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Arizona Tax-Exempt	$ —	$10,760	$ —	$9,607
Bond Index	623,007	49,482	522,284	15,874
California Intermediate Tax-Exempt	—	51,168	—	40,030
California Tax-Exempt	—	17,280	—	35,280
Core Bond	27,132	19,103	28,717	25,921
Fixed Income	63,872	69,214	86,321	86,418
High Yield Fixed Income	—	509,463	—	833,157
Intermediate Tax-Exempt	—	206,174	—	166,122
Limited Term Tax-Exempt	—	39,448	—	48,037
Limited Term U.S. Government	10,361	—	8,511	—
Multi-Manager High Yield Opportunity	14	36,259	14	66,081
Short Bond	74,404	75,617	98,306	103,884
Tax-Advantaged Ultra-Short Fixed Income	—	1,513,777	2,528	1,086,503
	Purchases		Sales
Amounts in thousands	U.S. GOVERNMENT	OTHER	U.S. GOVERNMENT	OTHER
Tax-Exempt	$—	$134,312	$—	$135,775
Ultra-Short Fixed Income	—	373,822	69,261	224,132
U.S. Government	10,778	—	8,487	—
The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain foreign currency contracts, the deferral of post-October currency and capital losses for tax purposes, and the timing of income recognition on investments in real estate investment trusts and passive foreign investment companies.
At September 30, 2025, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:
Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
Arizona Tax-Exempt	$416	$ (3,585)	$ (3,169)	$58,217
Bond Index	24,183	(140,398)	(116,215)	2,466,416
California Intermediate Tax-Exempt	3,201	(8,299)	(5,098)	243,355
California Tax-Exempt	2,292	(8,002)	(5,710)	130,565
Core Bond	1,472	(3,760)	(2,288)	95,768
Fixed Income	5,077	(13,325)	(8,248)	301,099
High Yield Fixed Income	62,972	(95,437)	(32,465)	2,507,257
Intermediate Tax-Exempt	11,996	(42,469)	(30,473)	1,137,549
Limited Term Tax-Exempt	3,149	(3,620)	(471)	333,867
Limited Term U.S. Government	164	(39)	125	24,798
Multi-Manager High Yield Opportunity	6,652	(10,123)	(3,471)	165,692
Short Bond	2,108	(688)	1,420	226,417
Tax-Advantaged Ultra-Short Fixed Income	11,397	(3,166)	8,231	3,192,121
Tax-Exempt	5,167	(40,454)	(35,287)	789,472
Ultra-Short Fixed Income	7,881	(621)	7,260	1,748,795
U.S. Government	248	(322)	(74)	29,056
NORTHERN FUNDS SEMIANNUAL REPORT  329 FIXED INCOME AND MONEY MARKET FUNDS

FIXED INCOME AND MONEY MARKET FUNDS

Notes to the financial statements continued
Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
U.S. Government Money Market	$—	$—	$—	$21,048,765
Amounts in thousands	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET APPRECIATION (DEPRECIATION)	COST BASIS OF INVESTMENTS
U.S. Government Select Money Market	$—	$—	$—	$4,676,890
8. CAPITAL SHARE TRANSACTIONS
Transactions in Shares class for the six months ended September 30, 2025, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Arizona Tax-Exempt	960	$8,985	63	$587	(684)	$(6,397)	339	$3,175
Bond Index	37,737	345,725	1,387	12,746	(24,503)	(225,826)	14,621	132,645
California Intermediate Tax-Exempt	3,473	33,867	39	378	(2,087)	(20,405)	1,425	13,840
California Tax-Exempt	1,393	14,294	68	697	(3,313)	(33,864)	(1,852)	(18,873)
Core Bond	781	6,937	87	779	(1,347)	(11,887)	(479)	(4,171)
Fixed Income	1,274	11,318	334	2,974	(6,124)	(54,259)	(4,516)	(39,967)
High Yield Fixed Income	28,162	169,826	1,753	10,637	(89,222)	(534,488)	(59,307)	(354,025)
Intermediate Tax-Exempt	18,254	176,471	209	2,023	(16,238)	(156,884)	2,225	21,610
Limited Term Tax-Exempt	3,384	33,713	54	541	(5,358)	(53,223)	(1,920)	(18,969)
Limited Term U.S. Government	408	3,857	14	130	(272)	(2,576)	150	1,411
Multi-Manager High Yield Opportunity	726	6,108	259	2,175	(4,749)	(39,664)	(3,764)	(31,381)
Short Bond	516	9,452	131	2,405	(4,250)	(77,740)	(3,603)	(65,883)
Tax-Advantaged Ultra-Short Fixed Income	81,228	828,542	623	6,346	(47,275)	(481,799)	34,576	353,089
Tax-Exempt	18,609	173,170	240	2,231	(21,909)	(203,384)	(3,060)	(27,983)
Ultra-Short Fixed Income	46,775	482,670	2,095	21,610	(38,910)	(401,305)	9,960	102,975
U.S. Government	494	4,329	33	285	(333)	(2,947)	194	1,667
U.S. Government Money Market	39,266,433	39,266,433	75,406	75,406	(40,670,313)	(40,670,313)	(1,328,474)	(1,328,474)
U.S. Government Select Money Market	8,971,885	8,971,885	14,022	14,022	(8,670,873)	(8,670,873)	315,034	315,034
Transactions in Shares class for the fiscal year ended March 31, 2025, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Arizona Tax-Exempt	1,063	$10,274	127	$1,225	(2,233)	$(21,507)	(1,043)	$(10,008)
Bond Index	68,066	624,185	2,448	22,423	(95,871)	(875,516)	(25,357)	(228,908)
California Intermediate Tax-Exempt	4,402	43,523	88	876	(7,157)	(70,539)	(2,667)	(26,140)
California Tax-Exempt	2,330	24,456	135	1,411	(2,919)	(30,609)	(454)	(4,742)
Core Bond	2,034	18,112	156	1,386	(1,729)	(15,328)	461	4,170
Fixed Income	4,744	42,356	729	6,478	(7,880)	(70,055)	(2,407)	(21,221)
High Yield Fixed Income	90,937	550,828	3,383	20,433	(101,816)	(613,626)	(7,496)	(42,365)
Intermediate Tax-Exempt	20,418	199,713	410	4,009	(40,710)	(398,199)	(19,882)	(194,477)
Limited Term Tax-Exempt	4,293	42,662	122	1,204	(12,521)	(124,110)	(8,106)	(80,244)
Limited Term U.S. Government	135	1,262	25	233	(858)	(7,913)	(698)	(6,418)
Multi-Manager High Yield Opportunity	3,594	30,334	430	3,619	(5,083)	(42,772)	(1,059)	(8,819)
FIXED INCOME AND MONEY MARKET FUNDS  330 NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

September 30, 2025 (Unaudited)
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Short Bond	3,758	$68,515	250	$4,551	(3,040)	$(55,287)	968	$17,779
Tax-Advantaged Ultra-Short Fixed Income	114,210	1,162,807	999	10,157	(92,010)	(936,073)	23,199	236,891
Tax-Exempt	25,389	243,110	455	4,354	(22,820)	(218,117)	3,024	29,347
Ultra-Short Fixed Income	48,689	501,465	4,156	42,792	(50,222)	(517,319)	2,623	26,938
U.S. Government	1,009	8,861	46	405	(780)	(6,821)	275	2,445
U.S. Government Money Market	86,878,570	86,878,570	152,719	152,719	(85,256,571)	(85,256,571)	1,774,718	1,774,718
U.S. Government Select Money Market	17,344,848	17,344,848	28,661	28,661	(17,478,691)	(17,478,691)	(105,182)	(105,182)
Transactions in Siebert Williams Shank Shares for the six months ended September 30, 2025, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Ultra-Short Fixed Income	—	—	84	868	(1,016)	(10,500)	(932)	(9,632)
Transactions in Siebert Williams Shank Shares for the fiscal year ended March 31, 2025, were as follows:
Amounts in thousands	SHARES SOLD	PROCEEDS FROM SHARES SOLD	SHARES FROM REINVESTED DIVIDENDS	REINVESTMENTS OF DIVIDENDS	SHARES REDEEMED	PAYMENTS FOR SHARES REDEEMED	NET INCREASE (DECREASE) IN SHARES	NET INCREASE (DECREASE) IN NET ASSETS
Ultra-Short Fixed Income	970	10,015	169	1,735	(632)	(6,515)	507	5,235
9. INVESTMENTS IN AFFILIATES
Transactions in affiliated investments for the six months ended September 30, 2025, were as follows:

Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	ACCRUED PREMIUM (DISCOUNT)	DIVIDEND AND INTEREST INCOME	VALUE, END OF PERIOD	SHARES/ PRINCIPAL, END OF PERIOD
Arizona Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$534	$17,147	$17,007	$—	$—	$—	$24	$674	674,087
Bond Index	Nasdaq, Inc.	306	—	—	8	—	—	9	314	300,000
	Northern Institutional Funds - Liquid Assets Portfolio (Shares)	—	93,919	70,451	—	—	—	52 (1)	23,468	23,468,040
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	41,789	169,263	163,975	—	—	—	1,036	47,077	47,076,998
	Total	$42,095	$263,182	$234,426	$8	$—	$—	$1,097	$70,859	70,845,038
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FIXED INCOME AND MONEY MARKET FUNDS

Notes to the financial statements continued
Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	ACCRUED PREMIUM (DISCOUNT)	DIVIDEND AND INTEREST INCOME	VALUE, END OF PERIOD	SHARES/ PRINCIPAL, END OF PERIOD
California Intermediate Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$5,563	$53,928	$56,680	$—	$—	$—	$97	$2,811	2,810,734
California Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	2,723	21,346	22,735	—	—	—	38	1,334	1,334,021
Core Bond	Northern Institutional Funds - Liquid Assets Portfolio (Shares)	—	721	721	—	—	—	— (1),*	—	—
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	769	23,164	18,846	—	—	—	61	5,087	5,087,317
	Total	$769	$23,885	$19,567	$—	$—	$—	$61	$5,087	5,087,317
Fixed Income	Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$13,711	$12,091	$—	$—	$—	$1 (1)	$1,620	1,619,613
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	2,380	68,694	70,562	—	—	—	73	512	512,430
	Total	$2,380	$82,405	$82,653	$—	$—	$—	$74	$2,132	2,132,043
High Yield Fixed Income	Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$277,196	$146,887	$—	$—	$—	$351 (1)	$130,309	130,309,438
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	34,238	402,202	388,748	—	—	—	1,394	47,692	47,692,055
	Total	$34,238	$679,398	$535,635	$—	$—	$—	$1,745	$178,001	178,001,493
FIXED INCOME AND MONEY MARKET FUNDS  332 NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

September 30, 2025 (Unaudited)
Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	ACCRUED PREMIUM (DISCOUNT)	DIVIDEND AND INTEREST INCOME	VALUE, END OF PERIOD	SHARES/ PRINCIPAL, END OF PERIOD
Intermediate Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$12,265	$225,964	$212,887	$—*	$—	$—	$291	$25,342	25,342,192
Limited Term Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	4,900	70,132	72,048	—	—	—	114	2,984	2,984,225
Limited Term U.S. Government	Northern Institutional Funds - U.S. Government Portfolio (Shares)	899	3,852	4,674	—	—	—	2	77	77,399
Multi-Manager High Yield Opportunity	Northern Institutional Funds - Liquid Assets Portfolio (Shares)	—	29,072	17,545	—	—	—	21 (1)	11,527	11,527,203
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	8,581	62,940	65,057	—	—	—	97	6,464	6,463,842
	Total	$8,581	$92,012	$82,602	$—	$—	$—	$118	$17,991	17,991,045
Short Bond	Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$5,580	$5,091	$—	$—	$—	$2 (1)	$489	489,260
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	3,687	74,454	77,466	—	—	—	48	675	675,118
	Total	$3,687	$80,034	$82,557	$—	$—	$—	$50	$1,164	1,164,378
Tax-Advantaged Ultra-Short Fixed Income	Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$5,754	$5,754	$—	$—	$—	$— (1),*	$—	—
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FIXED INCOME AND MONEY MARKET FUNDS

Notes to the financial statements continued
Amounts in thousands except shares	AFFILIATE	VALUE, BEGINNING OF PERIOD	PURCHASES	SALES PROCEEDS	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	NET REALIZED GAINS (LOSSES)	ACCRUED PREMIUM (DISCOUNT)	DIVIDEND AND INTEREST INCOME	VALUE, END OF PERIOD	SHARES/ PRINCIPAL, END OF PERIOD
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$28,926	$1,177,520	$1,177,398	$—	$—	$—	$884	$29,048	29,048,174
	Total	$28,926	$1,183,274	$1,183,152	$—	$—	$—	$884	$29,048	29,048,174
Tax-Exempt	Northern Institutional Funds - U.S. Government Portfolio (Shares)	$14,033	$125,204	$133,636	$—	$—	$—	$171	$5,601	5,601,408
Ultra-Short Fixed Income	Nasdaq, Inc.	8,019	—	8,000	(16)	—	(3)	107	—	—
	Northern Institutional Funds - Liquid Assets Portfolio (Shares)	—	12,417	10,093	—	—	—	1 (1)	2,324	2,323,980
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	66,804	585,988	645,992	—	—	—	874	6,800	6,800,144
	Total	$74,823	$598,405	$664,085	$(16)	$—	$(3)	$982	$9,124	9,124,124
U.S. Government	Northern Institutional Funds - Liquid Assets Portfolio (Shares)	$—	$50	$50	$—	$—	$—	$—	$—	—
	Northern Institutional Funds - U.S. Government Portfolio (Shares)	710	2,089	2,739	—	—	—	2	60	59,691
	Total	$710	$2,139	$2,789	$—	$—	$—	$2	$60	59,691

(1)	Represents income from the investment of cash collateral and loan premiums or fees paid by borrowers, net of applicable taxes, rebate fees paid or accrued to the Funds, and other related expenses.
*	Amount rounds to less than one thousand.
10. DERIVATIVE INSTRUMENTS
Information concerning the types of derivatives in which the Funds invest, the objectives for using them and their related risks can be found in Note 2.
FIXED INCOME AND MONEY MARKET FUNDS  334 NORTHERN FUNDS SEMIANNUAL REPORT

FIXED INCOME AND MONEY MARKET FUNDS

September 30, 2025 (Unaudited)
Below are the types of derivatives by primary risk exposure as presented in the Statements of Assets and Liabilities as of September 30, 2025:
		Assets		Liabilities
Amounts in thousands	Contract Type	Statements of Assets Location	Value	Statements of Liabilities Location	Value
Core Bond	Interest rate contracts	Net Assets - Net unrealized appreciation	$122 *	Net Assets - Net unrealized depreciation	$(96)*
Fixed Income	Interest rate contracts	Net Assets - Net unrealized appreciation	471 *	Net Assets - Net unrealized depreciation	(284)*
High Yield Fixed Income	Interest rate contracts	Net Assets - Net unrealized appreciation	38 *	Net Assets - Net unrealized depreciation	—
Multi-Manager High Yield Opportunity	Foreign exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	5	Unrealized depreciation on forward foreign currency exchange contracts	—
	Credit contracts	Unrealized appreciation on credit default swap agreements	— **, ***	Unrealized depreciation on credit default swap agreements	—
	Interest rate contracts	Unrealized appreciation on total return swaps	143	Unrealized depreciation on total return swaps	—
Short Bond	Interest rate contracts	Net Assets - Net unrealized appreciation	38 *	Net Assets - Net unrealized depreciation	(114)*

*
Includes cumulative appreciation/depreciation on futures contracts as reported in the Schedule of Investments’ footnotes. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

**	Amount rounds to less than one thousand.
***
Includes cumulative appreciation/depreciation on centrally cleared swap agreements as reported in the Schedule of Investments’
footnotes. Only the current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Funds may be delayed or limited. In addition, the netting agreements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral.
As of September 30, 2025, gross amounts of assets and liabilities for forward foreign exchange contracts and total return swaps not offset in the Statements of Assets and Liabilities, related collateral and net amounts after taking into account netting agreements, by counterparty, are as follows:
			GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES
Amounts in thousands	COUNTERPARTY	GROSS AMOUNTS OF ASSETS PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENTS	CASH COLLATERAL RECEIVED	NET AMOUNT
Multi-Manager High Yield Opportunity Fund	Barclays	$5	$—	$—	$5
	Morgan Stanley	143	—	—	143
	Total	$148	$—	$—	$148
The following tables set forth, by primary risk exposure, the Funds’ realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended September 30, 2025:
		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Core Bond	Interest rate contracts	Net realized gains (losses) on futures contracts	$166
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Notes to the financial statements continued
		AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Fixed Income	Interest rate contracts	Net realized gains (losses) on futures contracts	$(22)
High Yield Fixed Income	Interest rate contracts	Net realized gains (losses) on futures contracts	2,294
Limited Term U.S. Government	Interest rate contracts	Net realized gains (losses) on futures contracts	18
Multi-Manager High Yield Opportunity	Foreign exchange contracts	Net realized gains (losses) on forward foreign currency exchange contracts	(21)
	Interest rate contracts	Net realized gains (losses) on total return swaps	38
	Credit contracts	Net realized gains (losses) on credit default swap agreements	30
Short Bond	Interest rate contracts	Net realized gains (losses) on futures contracts	(466)
U.S. Government	Interest rate contracts	Net realized gains (losses) on futures contracts	38

		CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS
Amounts in thousands	CONTRACT TYPE	STATEMENTS OF OPERATIONS LOCATION	VALUE
Core Bond	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	$(35)
Fixed Income	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	93
High Yield Fixed Income	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(1,092)
Limited Term U.S. Government	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(7)
Multi-Manager High Yield Opportunity	Foreign exchange contracts	Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	2
	Interest rate contracts	Net change in unrealized appreciation (depreciation) on total return swaps	118
	Credit contracts	Net change in unrealized appreciation (depreciation) on credit default swap agreements	3
Short Bond	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	36
U.S. Government	Interest rate contracts	Net change in unrealized appreciation (depreciation) on futures contracts	(16)
Volume of derivative activity for the six months ended September 30, 2025*:
	FOREIGN EXCHANGE CONTRACTS		CREDIT CONTRACTS		INTEREST RATE CONTRACTS
	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**	NUMBER OF TRADES	AVERAGE NOTIONAL AMOUNT**
Core Bond	—	$ —	—	$ —	21	$3,047
Fixed Income	—	—	—	—	19	10,679
High Yield Fixed Income	—	—	—	—	2	119,385
Multi-Manager High Yield Opportunity	8	191	3	85	4	495
Short Bond	—	—	—	—	12	34,830
*
Activity for the period is measured by number of trades during the period and average notional amount for forward foreign currency exchange contracts, interest rate total return swaps contracts, credit default swaps contracts and interest rate futures contracts.
**
Amounts in thousands.
11. INDEMNIFICATIONS AND WARRANTIES
In the ordinary course of their business, the Funds may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Funds. The maximum exposure to the Funds under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.
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September 30, 2025 (Unaudited)
12. OPERATING SEGMENTS
The Funds adopted FASB Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in ASU 2023-07 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. NTI acts as the CODM. Each Fund within the Trust represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the respective Fund’s portfolio managers as a team. The financial information in the form of a Fund’s total returns, expense ratios, changes in net assets resulting from operations, subscriptions and redemptions which are used by the CODM to assess the segment’s performance and to make resource allocation decisions for each Fund (as a single segment), is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
13. LEGAL PROCEEDINGS
On or about December 17, 2024, the Multi-Manager High Yield Opportunity Fund (the “Fund”) was added as a defendant in a civil action pending in the Supreme Court of the State of New York, County of New York, Commercial Division (the “Court”), captioned CPPIB Credit Investments II Inc., et al. v. Lions Gate Entertainment Corporation, et al., Index No. 654398/2024 (the “Action”). The Action arises from certain notes (the “Original Notes”) issued by Lions Gate Capital Holdings, LLC (“Lions Gate Holdings”) of which the Fund was a holder. In May 2024, a group of holders of the Original Notes (the “Participating Holders”), including the Fund, entered into a transaction (the “Exchange Transaction”) pursuant to which the Participating Holders consented to certain amendments to the indenture for the Original Notes and exchanged their Original Notes for new notes issued by Lions Gate Holdings (the “New Notes”).  In the Action, Plaintiff Thebes Offshore Master Fund, LP (“Thebes”), a holder of the Original Notes who was not invited to participate in the Exchange Transaction and did not receive the New Notes, challenges the enforceability of the Exchange Transaction and asserts, among other claims, claims against the Participating Noteholders seeking declaratory judgment and injunctive relief, or alternatively, monetary damages. A group of Participating Noteholders, including the Fund, moved to dismiss Thebes’s claims on several grounds. The Court heard oral argument on the motions on September 22, 2025, and the parties await the Court's ruling on the motions. At this stage of the proceedings, it is not possible to predict the outcome of the Action. The Fund intends to vigorously defend against Thebes’s claims.
14. NEW ACCOUNTING PRONOUNCEMENTS
On December 14, 2023, the FASB issued ASU 2023-09, which establishes new income tax disclosure requirements in addition to modifying and eliminating certain existing requirements. Under the new guidance, entities must consistently categorize and provide greater disaggregation of information in the rate reconciliation. They must also further disaggregate income taxes paid. The ASU's disclosure requirements apply to all entities subject to ASC 740. As the FASB notes in ASC 740-10-50-11A, the “objective of these disclosure requirements is for an entity, particularly an entity operating in multiple jurisdictions, to disclose sufficient information to enable users of financial statements to understand the nature and magnitude of factors contributing to the difference between the effective tax rate and the statutory tax rate.” Public business entities (“PBEs”) must apply the ASU's guidance to annual periods beginning after December 15, 2024 (2025 for calendar-year-end PBEs). Entities other than PBEs have an additional year to adopt it. This update does not have a material impact on the Funds’ financial statements. The disclosures are required on an annual basis and will first apply to the Funds’ March 31, 2026 annual financial statements.
15. GLOBAL INSTABILITY
Unexpected political, regulatory and diplomatic events and military conflicts around the world may affect investor and consumer confidence and may adversely impact global and domestic financial markets and the broader economy. Such conflicts have caused, and could continue to cause, significant market disruptions and volatility within specific markets and globally. The hostilities and sanctions resulting from those conflicts have, and could continue to have, a significant impact on certain Fund investments as well as Fund performance and liquidity. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters.
16. SUBSEQUENT EVENTS
Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.
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Form N-CSR - Items 8 - 11	September 30, 2025 (Unaudited)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in and disagreements with accountants on accounting and financial disclosure for the reporting period.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
See next page for Statement Regarding Basis for Approval of Investment Advisory Contract.
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT	September 30, 2025 (Unaudited)
Considerations for all Northern Funds Fixed Income Funds and Money Market Funds except Multi-Manager High Yield Opportunity Fund
At an in-person meeting held on May 19-20, 2025 (the “Annual Contract Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”), including all of the Trustees who are not “interested persons” ( “Independent Trustees”) as defined in the Investment Company Act of 1940 (the “1940 Act”) voting separately, reviewed and approved the continuance of the investment management agreements (collectively, the “Management Agreement”) between Northern Trust Investments, Inc. (“Northern”) and the Trust, on behalf of each of Arizona Tax-Exempt Fund, California Intermediate Tax-Exempt Fund, California Tax-Exempt Fund, Intermediate Tax-Exempt Fund, Limited Term Tax-Exempt Fund, and Tax-Exempt Fund (collectively, the “Tax-Exempt Funds”), Bond Index Fund, Core Bond Fund, Fixed Income Fund, High Yield Fixed Income Fund, Limited Term U.S. Government Fund, Short Bond Fund, Tax-Advantaged Ultra-Short Fixed Income Fund, Ultra-Short Fixed Income Fund, and U.S. Government Fund (collectively, the “Taxable Fixed Income Funds”); and U.S. Government Money Market Fund and U.S. Government Select Money Market Fund (collectively, the “Money Market Funds” and, together with the Tax-Exempt Funds and Taxable Fixed Income Funds, each, a “Fund” and collectively, the “Funds”) for an additional one-year period.
In advance of and at the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement, Northern and Northern’s affiliates. This information included written materials and verbal presentations at an in-person Board meeting held on February 12-13, 2025 (the “February Meeting”), and an executive session of the Independent Trustees held via videoconference on April 15, 2025 (the “April Meeting”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees asked questions of and requested additional information from Northern. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They met in executive sessions at the Annual Contract Meeting and each of the other Board meetings with their independent legal counsel and without employees of Northern or the interested Trustee present.
In evaluating the Management Agreement, the Independent Trustees discussed with independent legal counsel Northern’s reports, presentations and other information that had been provided to them at the February and April Meetings and at the Annual Contract Meeting, as well as their interactions with and information provided by Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Management Agreement was an ongoing one throughout the year.
The Trustees reviewed and assessed, among other things, information relating to: (a) the nature, extent and quality of the services provided by Northern; (b) the Funds’ investment performance over different time periods, including versus an applicable benchmark that generally represents the market segments in which the respective Fund invests (a style benchmark) and in comparison to the investment performance of a universe of comparable peer funds (“Performance Universe”) selected by an independent third-party provider of mutual fund data (“Data Provider”); (c) the contractual management fee rates (before fee waivers and expense reimbursements, if any), actual advisory fee rates (after fee waivers and expense reimbursements, if any), and total expense ratios (after fee waivers and expense reimbursements, if any) of the Funds, including in comparison to those borne by a group and universe of comparable peer funds (“Expense Group” and “Expense Universe,” respectively) selected by the Data Provider; (d) the cost of the services and profits realized by Northern and its affiliates from their relationship with the Funds; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to Northern and its affiliates as a result of Northern’s relationship with the Funds; and (g) other factors deemed relevant by the Trustees.
In addition, the Board reviewed, among other things, materials relating to: (i) compliance reports; (ii) information about Northern’s and its affiliates’ risk management processes, stress testing, credit research, business continuity and cyber-security programs; (iii) the qualifications of Northern and its affiliates to provide services to the Funds, including Northern’s staffing for the Funds, information on portfolio managers and other personnel, as well as Northern’s ability to attract and retain portfolio management talent; (iv) Northern’s and its affiliates’ financial resources and investments in technology to benefit the Funds; and (v) information about purchases and redemptions of each Fund’s shares. The Trustees considered information provided during meetings throughout the year, including with respect to shareholder composition for the Money Market Funds.
The Trustees were provided with information on the construction of the Performance Universe and Expense Group for each Fund by the Data Provider. In considering the Management Agreement, the Trustees also considered conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Management Agreement for each of the Funds, the Trustees gave weight to various factors, including those discussed below, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. The Trustees considered the information provided to them about the Funds together and with respect to each Fund separately as the Board deemed appropriate.
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services provided by Northern to the Funds, including both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Funds by Northern and its affiliates. These services include acting as the Funds’ administrator and sub-administrator, custodian and transfer agent, and providing other services necessary for the operation of the Funds and the Trust. The Trustees considered that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates.
The Trustees considered that Northern is responsible for the management of the investment operations of each Fund and the composition of each Fund’s portfolio, including the day-to-day management of each Fund, subject to the supervision of the Board. The Trustees discussed that, under the Management Agreement, Northern was responsible for, among other things: (i) furnishing a continuous investment program for each Fund; (ii) determining what investments or securities will be purchased, retained or sold by each Fund, and what portion of each Fund’s assets will be invested or held uninvested as cash; (iii) trading the assets of each Fund with broker-dealers selected by Northern, including using Northern’s best judgment to obtain the best overall terms available in executing Fund transactions; (iv) reviewing and preparing Fund regulatory documents; and (v) monitoring for anticipated purchases and redemptions of Fund shares.
The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to Northern’s regular reporting on stress testing of the Funds. The Trustees also considered Northern’s and its affiliates’ significant commitments to address regulatory compliance requirements applicable to the Funds. They considered information regarding the effectiveness and resources of the compliance team, including maintaining and monitoring Northern’s and the Funds’ compliance programs. The Trustees also noted that on a regular basis they received and reviewed information from the Trust’s Chief Compliance Officer regarding the Funds’ compliance policies and procedures, including related to compliance with Rule 2a-7 for the Money Market Funds. They considered the quality of Northern’s compliance oversight program with respect to the Funds’ service providers, as well as Northern’s responses to any compliance or operational matters raised during the year.
The Trustees considered ongoing expenditures made by Northern and its affiliates to continue improving the quality and scope of their services to the Funds, and the quality of Northern’s communications with and services to Fund shareholders. The Trustees reviewed the administrative services provided to the Funds by Northern and its affiliates, including its oversight of the Funds’ day-to-day custodial, transfer agency and fund accounting operations. The Trustees took into account that each of the
Money Market Funds is a “government money market fund” regulated under Rule 2a-7 that seeks to maintain a stable net asset value. The Trustees noted that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, had expanded over time as a result of regulatory, market and other developments. The Trustees considered Northern’s initiatives undertaken in the past few years to address additional regulatory and reporting requirements.
The Trustees considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They noted Northern’s recruitment and retention plans for attracting investment professionals, as well as its portfolio management compensation structure, and the consistency of its investment approach with respect to the Funds. The Trustees also considered the financial position and stability of the Northern Trust Corporation, the corporate parent of Northern and its affiliates.
Following consideration of this and other information, the Board was satisfied with the nature, extent and quality of services provided by Northern and its affiliates to the Funds and their shareholders.
Performance
The Trustees considered the investment performance of each of the Funds, including whether it had operated within its respective investment objective. The Trustees focused on information on the Funds’ investment performance for the one-, three-, and five-year periods ended January 31, 2025, and compared the investment performance of each Fund to its respective Performance Universe. The Funds were ranked by the Data Provider in quintiles based on a Fund's performance compared against their respective Performance Universe, ranging from first to fifth, where first is the best quintile position and fifth is the worst. The Trustees reviewed the Funds’ performance relative to their respective performance style benchmarks and also considered more recent Fund performance.
The Trustees noted that the performance for the following Funds were not in the top three quintiles for the one- and three-year periods and/or the one- and five-year periods:
• Bond Index Fund was in the fourth quintile for the one-year and five-year periods, and third quintile for the three-year period, and also slightly underperformed its style benchmark index for the one-year, three-year, and five-year periods.
• California Tax-Exempt Fund was in fourth quintile for the one-year, three-year, and five-year periods, and outperformed its style benchmark index for the one-year period but underperformed its style benchmark index for the three-year and five-year periods.
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September 30, 2025 (Unaudited)
• Short Bond Fund was in the fifth quintile for the one-year period and fourth quintile for the three-year and five-year periods, and outperformed its style benchmark index for the one-year, three-year, and five-year periods.
• Tax-Advantaged Ultra-Short Fixed Income Fund was in the fifth quintile for the one-year, three-year, and five-year periods, and outperformed its style benchmark index for the one-year, three-year, and five-year periods.
• Tax-Exempt Fund was in the fourth quintile for the one-year, three-year and five-year periods, and outperformed its style benchmark index for the one-year period and underperformed its style benchmark index for the three-year and five-year periods.
For the Bond Index Fund, Northern explained that the Fund seeks to provide investment results approximating the overall performance of the securities included in the Bloomberg U.S. Aggregate Bond Index. Northern noted that Lipper does not have a separate category for U.S. aggregate bond index funds, which are generally included in the Lipper Core Bond Fund category with both actively managed and index funds. Northern said that when actively managed core bond funds outperform bond index funds, the bond index funds will have less favorable Lipper rankings. The Trustees considered Northern’s explanations of the tracking difference between the Bond Index Fund and its underlying index and concluded that it was appropriately tracking its underlying index. Northern also commented that it is satisfied with the Bloomberg U.S. Aggregate Bond Index, as it is a broad-based index that is representative of the U.S. investment-grade bond market.
For the California Tax-Exempt Fund, Northern explained that the Fund’s duration, yield curve positioning and security selection resulted in relative underperformance. The Trustees considered Northern’s plans to seek to address the Fund’s performance, including related to duration and yield curve positioning.
For the Short Bond Fund, Northern explained that the Lipper peer group performance varies due to the range of duration and risk profiles among the funds in the peer group, and that Northern believes the Short Bond Fund’s style benchmark index (Bloomberg 1-3 Year U.S. Government/Credit Index), which the Fund consistently outperformed for the one-year, three-year, and five-year periods, is more appropriate for evaluating performance.
For the Tax-Advantaged Ultra-Short Fixed Income Fund, Northern explained that the Fund is included in a Lipper category that includes taxable funds, which significantly impacts relative performance as the Fund holds over 50% in tax-exempt securities. Northern said it believes that the Fund’s blended style benchmark index, which the Fund outperformed for the one-year, three-year, and five-year periods, is more appropriate for evaluating Fund performance.
For the Tax-Exempt Fund, Northern discussed the reasons for the Fund’s relative underperformance, including sector allocation, security selection and an underweight allocation to bonds on the lower end of the investment grade rating scale. Northern described its plans to continue to improve Fund performance, including adding a portfolio manager and seeking to improve access to market liquidity.
The Trustees also noted that each of Arizona Tax-Exempt Fund and U.S. Government Fund had underperformed their respective style benchmark index for the one-year, three-year and five-year periods, although relative performance to peers was generally third quintile or better. The Trustees discussed with Northern the reasons for each Fund’s relative underperformance. With respect to the Arizona Tax-Exempt Fund, Northern noted that security selection among longer duration bonds and an overweight to lower coupon bonds detracted from performance for the one-year period and that Northern intends to focus on a more defensive approach in coupon and credit quality to manage through elevated volatility. With respect to the U.S. Government Fund, Northern explained that the Fund’s duration positioning relative to the style benchmark index negatively impacted performance for the one-year period as interest rates rose.
The Trustees considered Northern’s discussions of the Funds’ performance and reviewed the differences in investment parameters of certain Funds and their peers. In addition, the Trustees reviewed Northern’s processes to address performance issues, if any. The Trustees noted that Northern’s quarterly performance reviews had assisted them in evaluating performance issues with respect to any Funds that were underperforming.
The Trustees concluded that, based on the information received, each Fund’s performance was generally satisfactory.
Fee Rates, Costs of Services and Profitability
The Trustees evaluated each Fund’s contractual management fee rates (before fee waivers and expense reimbursements, if any) and actual advisory fee rates (after fee waivers and expense reimbursements, if any); each Fund’s total operating expense ratios (after fee waivers and expense reimbursements, if any); and Northern’s contractual commitments to limit total annual fund operating expenses with respect to each Fund. The Trustees considered that the Funds, except the Money Market Funds, were sweeping uninvested cash daily into a Northern-affiliated money market portfolio, and that Northern was in each case reimbursing back to the investing Fund or waiving, as the case may be, the net management fee, after reimbursements, attributable to any assets invested in the applicable money market portfolio. In addition, the Trustees considered actions taken in past years to reduce Fund expenses.
The Trustees reviewed information on the management fee rates paid by each Fund under the Management Agreement and each Fund’s total operating expense ratios compared to each Fund’s
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
respective Expense Group and Expense Universe. The Trustees noted that the contractual management fee rates used by the Data Provider represent a combination of the advisory fee and any administrative fees. The Trustees further noted that the Funds’ actual advisory fee rates represent a combination of advisory fees and administrative fees, but some of the actual advisory fee rates used by the Data Provider for funds in the Expense Group present administrative fees separately from, and not included within, the actual advisory fee rates for those funds. As a result, the Funds’ actual advisory fee rates may appear higher than the actual advisory fee rates of funds that do not include administrative fees. The Trustees considered that Northern had reimbursed expenses and/or waived fees for all of the Funds for the fiscal year ended March 31, 2025 and had agreed to renew such waiver agreements for an additional one year period. The Board considered that comparative fee and expense data is based upon information taken from the most recent annual financial report available to the Data Provider for the funds that comprise each Fund’s Expense Group, and further considered how such reports reflect historical asset levels and that expenses and waivers for the funds in each Fund’s Expense Group may be different from those currently existing. While recognizing such inherent limitations, and the fact that expense ratios and management rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by the Data Provider to be an appropriate measure of comparative fees and expenses.
The Funds were ranked by the Data Provider in quintiles, ranging from first to fifth, where first is the best quintile position and fifth is the worst. The Trustees noted that the Tax-Exempt Funds and Taxable Fixed Income Funds’ total operating expense ratios (after fee waivers and expense reimbursements) were all in the first or second quintiles and the U.S. Government Money Market Fund and U.S. Government Select Money Market Fund were in the fourth and third quintiles, respectively, of their respective Expense Group.
The Trustees noted that contractual management fee rates (before fee waivers/reimbursements, if any) and/or actual advisory fee rates (after fee waivers/reimbursements, if any) for the following Funds were in the fourth or fifth quintiles of the Funds’ respective Expense Groups:
• California Intermediate Tax-Exempt Fund, Fixed Income Fund, High Yield Fixed Income Fund, Short Bond Fund, and Tax-Advantaged Ultra-Short Fixed Income Fund, whose actual advisory fee rates were in the fourth quintile;
• Tax-Exempt Fund, whose actual advisory fee rates were in the fifth quintile;
• Intermediate Tax-Exempt Fund, Limited Term Tax-Exempt Fund, U.S. Government Money Market Fund, and U.S. Government Select Money Market Fund, whose contractual management fee rates and actual advisory fee rates were in the fourth or fifth quintile.
The Trustees noted that a significant majority of these Funds had total expenses after fee waivers and expense reimbursements in the top two quintiles. With respect to U.S. Government Money Market Fund, Northern highlighted the narrow fee range within the Expense Group, noting that the Fund’s total expenses were below the Expense Universe median and only slightly above the Expense Group median.
The Trustees considered the management fees charged by Northern to other similarly managed funds and client accounts, including Northern’s explanations of differences among such funds and accounts as compared to the Funds where relevant.
Following these comparisons and upon further consideration and discussion, the Trustees concluded that the compensation payable by each Fund under the Management Agreement was fair and reasonable in light of the services provided.
The Trustees considered the amount of assets in each Fund; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates; and the profits realized by Northern and its affiliates through their relationship on a Fund-by-Fund basis and on an overall Trust basis, both before and after marketing and distribution expenses and certain non-distribution costs. The Trustees considered Northern’s assumptions and methodology for allocating costs to each Fund, recognizing that cost allocation methodologies are inherently subjective and not audited, and that the overall methodology has remained consistent with that used in the Funds’ profitability report presentations from prior years.
The Trustees discussed profitability information provided by Northern, including as compared to information provided by the Data Provider with respect to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult and may be impacted by numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees considered Northern’s expense reimbursements during the year. They considered the nature of the Funds and the high quality of the services provided by Northern and its affiliates, and that Northern and its affiliates appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Funds.
Based upon its consideration of all these factors, the Trustees concluded that Northern’s profitability was not excessive in view of the nature, extent and quality of services provided to each Fund.
Economies of Scale
The Trustees considered the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees considered that the Funds’ management fee
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structures (other than Bond Index Fund, High Yield Fixed Income Fund, U.S. Government Money Market Fund, and U.S. Government Select Money Market Fund) had breakpoints, so that shareholders would benefit from reduced fees as the Funds grew, and that two Funds had reached a breakpoint as of January 31, 2025. The Trustees considered management’s discussion of the Funds’ management fee structure and considered Northern’s view that the Funds were sharing in economies of scale through the level at which the Funds’ management fees are set and through Northern’s contractual expense reimbursement agreement to limit total fund operating expenses for each Fund. Based on the foregoing, the Trustees concluded that each Fund’s current management fee structure reasonably reflected Northern’s economies of scale.
Fall Out and Other Benefits to Northern
The Trustees reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Funds. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions, for which the Board reviewed the nature, extent and quality of the services provided at its February Meeting. The Trustees considered that many of the Funds’ shareholders had other client relationships with Northern’s affiliates. In addition, the Trustees considered that the scale of the Funds provided opportunities to Northern to obtain securities trading advantages for its other advisory clients, and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base.
Conclusion
After deliberation and based on the Trustees’ review, including consideration of each of the factors referenced above, the Board, including the Independent Trustees, determined that the compensation payable under the Management Agreement on behalf of each Fund is fair and reasonable in light of the services provided by Northern and such other matters as the Board considered relevant in the exercise of reasonable business judgment. After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Management Agreement on behalf of each Fund.
Considerations for Northern Funds Multi-Manager High Yield Opportunity Fund
At an in-person meeting held on May 19-20, 2025 (the “Annual Contract Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Northern Funds (the “Trust”), including all of the Trustees who are not “interested persons” ( “Independent Trustees”) as defined in the Investment Company Act of 1940 (the “1940 Act”) voting separately, reviewed and approved the continuance of (i) the investment management agreement (the “Multi-Manager Management Agreement”) between Northern Trust Investments, Inc. (“Northern”) and the Trust, on behalf of the Multi-Manager High Yield Opportunity Fund (the “Fund”); and (ii) the sub-advisory agreements (“Sub-Advisory Agreements”) between Northern and each sub-adviser to the Fund for an additional one-year period.
In advance of and at the Annual Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Multi-Manager Management Agreement, Northern and Northern’s affiliates, and information relating to the Sub-Advisory Agreements and each sub-adviser. This information included written materials and verbal presentations at an in-person Board meeting held on February 12-13, 2025 (the “February Meeting”), and an executive session of the Independent Trustees held via videoconference on April 15, 2025 (the “April Meeting”). At the Annual Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees asked questions of and requested additional information from Northern. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They met in executive sessions at the Annual Contract Meeting and each of the other Board meetings with their independent legal counsel and without employees of Northern or the interested Trustee present.
1. Management Agreement
In evaluating the Multi-Manager Management Agreement, the Independent Trustees discussed with independent legal counsel Northern’s reports, presentations and other information that had been provided to them at the February and April Meetings and at the Annual Contract Meeting as well as their interactions with and information provided by Northern throughout the year and in past years at various meetings. The Trustees noted that the evaluation process with respect to Northern and the Multi-Manager Management Agreement was an ongoing one throughout the year.
The Trustees reviewed and assessed, among other things, information relating to: (a) the nature, extent and quality of the services provided by Northern; (b) the Fund’s investment performance over different time periods, including versus an applicable benchmark that generally represents the market segments in which the Fund invests (a style benchmark) and in comparison to the investment performance of a universe of comparable peer funds (“Performance Universe”) selected by an independent third-party provider of mutual fund data (“Data Provider”); (c) the contractual management fee rates (before fee waivers and expense reimbursements), actual advisory fee rates (after fee waivers and expense reimbursements), and total expense ratios (after fee waivers and expense reimbursements) of the Fund, including in comparison to those borne by a group and universe of comparable peer funds (“Expense Group” and “Expense Universe,” respectively) selected by the Data Provider;
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
(d) the cost of the services and profits realized by Northern and its affiliates from their relationship with the Fund; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to Northern and its affiliates as a result of Northern’s relationship with the Fund; and (g) other factors deemed relevant by the Trustees.
In addition, the Board reviewed, among other things, materials relating to: (i) compliance reports; (ii) information about Northern’s and its affiliates’ risk management processes, stress testing, credit research, business continuity and cyber-security programs; (iii) the qualifications of Northern and its affiliates to provide services to the Fund, including Northern’s staffing for the Fund, information on portfolio managers and other personnel, as well as Northern’s ability to attract and retain portfolio management talent; (iv) Northern’s and its affiliates’ financial resources and investments in technology to benefit the Fund; (v) information about purchases and redemptions of the Fund’s shares; and (vi) Northern’s oversight of the sub-advisers.
The Trustees were provided with information on the composition of the Performance Universe and Expense Group by the Data Provider. In considering the Multi-Manager Management Agreement, the Trustees also considered conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Multi-Manager Management Agreement for the Fund, the Trustees gave weight to various factors, including those discussed below, but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services provided by Northern to the Fund, including both the investment advisory services, and separately the administrative and other non-advisory services that are provided to the Fund by Northern and its affiliates. These services include acting as the Fund’s administrator and sub-administrator, custodian and transfer agent, and providing other services necessary for the operation of the Fund and the Trust. The Trustees considered that the Multi-Manager Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates.
The Trustees considered that Northern engaged sub-advisers, subject to the Trustees’ approval, to each manage a discrete portion of the Fund’s assets. They considered that Northern provided overall general investment management services to the Fund and had the ultimate responsibility to oversee the sub-advisers, including to recommend their hiring, termination and replacement, subject to the Trustees’ approval. The Trustees discussed that Northern was responsible for, among other things: (i) selecting the Fund’s overall investment strategy; (ii) recommending and selecting sub-advisers; (iii) allocating and reallocating assets among the sub-advisers; (iv) monitoring and evaluating each sub-adviser’s performance; (v) providing administration services; and (vi) implementing procedures to ensure the sub-advisers comply with the Fund’s investment objective, policies and restrictions. The Trustees noted that Northern also managed the cash portion of the Fund, in addition to providing the foregoing services.
The Trustees considered Northern’s expertise in managing multi-manager strategies and its investments in the multi-manager business. In addition, the Trustees considered that Northern selects the sub-advisers to manage the Fund on the basis of both qualitative and quantitative analyses that assess a number of factors. They noted that Northern allocates a portion of the assets of the Fund to a sub-adviser selected through this process on the basis of a particular strategy assigned to it. Therefore, the Trustees considered that the sub-advisers are chosen not only based on their performance but for their anticipated investment strategy with the other sub-advisers managing assets of the Fund.
The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including Northern’s and its affiliates’ significant commitments to address regulatory compliance requirements applicable to the Fund, and in particular the regular reporting on stress testing of the Fund. They noted that Northern’s staff conducted thorough operational and compliance due diligence on prospective and existing sub-advisers and monitored the sub-advisers on a continuing basis throughout the year. They considered information regarding the effectiveness and resources of the compliance team, including maintaining and monitoring Northern’s and the Fund’s compliance program. The Trustees also noted that on a regular basis they received and reviewed information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Fund’s compliance policies and procedures. They considered the quality of Northern’s compliance oversight program with respect to the Fund’s service providers, as well as Northern’s responses to any compliance or operational matters raised during the year.
The Trustees considered ongoing expenditures made by Northern and its affiliates to continue improving the quality and scope of their services to the Fund, and the quality of Northern’s communications with and services to Fund shareholders. The Trustees reviewed the administrative services provided to the Fund by Northern and its affiliates, including its oversight of the Fund’s day-to-day custodial, transfer agency and fund accounting operations. The Trustees noted that the scope of services provided by Northern, and the undertakings required of Northern in connection with those services, had expanded over time as a result of regulatory, market and other developments. The Trustees considered Northern’s initiatives undertaken in the past few years to address additional regulatory and reporting requirements.
The Trustees considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They noted Northern’s recruitment and retention plans for attracting investment professionals, as well as its portfolio
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management compensation structure, and the consistency of its investment approach with respect to the Fund. The Trustees also considered the financial position and stability of the Northern Trust Corporation, the corporate parent of Northern and its affiliates.
Following consideration of this and other information, the Board was satisfied with the nature, extent and quality of services provided by Northern and its affiliates to the Fund and its shareholders.
Performance
The Trustees considered the investment performance of the Fund, including whether it had operated within its investment objective. The Trustees focused on information on the Fund’s investment performance for the one-, three-, and five-year periods ended January 31, 2025, and compared the investment performance of the Fund to the performance of its Performance Universe. The Fund was ranked by the Data Provider in quintiles based on the Fund's performance compared against its Performance Universe, ranging from first to fifth, where first is the best quintile position and fifth is the worst. The Trustees reviewed the Fund’s performance relative to its performance style benchmark and more recent Fund performance.
The Trustees noted that the Fund had performance in the fourth quintile for the one-year period, and performance in the second quintile for the three- and five-year periods ended January 31, 2025. The Trustees also considered the performance of the Fund against its style benchmark index for the one-, three- and five-year periods ended January 31, 2025, noting that the Fund had underperformed its style benchmark index for the one- and three-year periods and outperformed its style benchmark index for the five-year period.
The Trustees considered Northern’s discussions of the Fund’s performance and considered Northern’s continual monitoring of sub-advisers and their performance during the year, which included due diligence meetings. The Trustees noted that Northern’s quarterly performance reviews had assisted them in evaluating performance of the Fund.
The Trustees concluded that, based on the information received, the Fund’s performance was generally satisfactory.
Fee Rates, Costs of Services and Profitability
The Trustees evaluated the Fund’s contractual management fee rate (before fee waivers and expense reimbursements) and actual advisory fee rate (after fee waivers and expense reimbursements); the Fund’s total operating expense ratio (after fee waivers and expense reimbursements); and Northern’s contractual commitments to limit the Fund’s total annual operating expenses. The Trustees considered that the Fund was sweeping uninvested cash daily into a Northern-affiliated money market portfolio, and that Northern was reimbursing back to the Fund or waiving, as the case may be, the net management fee, after reimbursements, attributable to any assets invested in the applicable money market portfolio.
The Trustees reviewed information on the management fee rate paid by the Fund under the Multi-Manager Management Agreement and the Fund’s total operating expense ratio compared to its Expense Group and Expense Universe. The Trustees noted that the contractual management fee rate used by the Data Provider represents a combination of advisory fees and any administrative fees. The Trustees further noted that the Fund’s actual advisory fee rate represents a combination of advisory fees and administrative fees, but some of the actual advisory fee rates used by the Data Provider for funds in the Expense Group present administrative fees separately from, and not included within, the actual advisory fee rates for those funds. As a result, the Fund’s actual advisory fee rates may appear higher than the actual advisory fee rates of funds that do not include administrative fees. The Trustees considered that Northern had reimbursed expenses and/or waived fees for the Fund for the fiscal year ended March 31, 2025 and had agreed to renew such waiver agreements for an additional one year period. The Board considered that comparative fee and expense data is based upon information taken from the most recent annual financial report available to the Data Provider for the funds that comprise the Fund’s Expense Group, and further considered how such reports reflect historical asset levels and that expenses and waivers for the funds in the Fund’s Expense Group may be different from those currently existing. While recognizing such inherent limitations, and the fact that expense ratios and management rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by the Data Provider to be an appropriate measure of comparative fees and expenses.
The Fund was ranked by the Data Provider in quintiles, ranging from first to fifth, where first is the best quintile position and fifth is the worst. The Trustees noted that the Fund’s contractual management fee rate (before fee waivers and expense reimbursements) was in the fourth quintile, and the actual advisory fee rate (after fee waivers and expense reimbursements) was in the fifth quintile, but total operating expenses (after fee waivers and expense reimbursements) was in the first quintile of its Expense Group.
The Trustees considered the management fees charged by Northern to other similarly managed funds and client accounts, including Northern’s explanations of differences among such funds and accounts as compared to the Fund where relevant.
Following these comparisons and upon further consideration and discussion, the Trustees concluded that the compensation payable by the Fund under the Multi-Manager Management Agreement was fair and reasonable in light of the services provided.
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STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT (continued)
The Trustees received information describing the Fund’s management fee structure and the amount retained by Northern after payment of the sub-advisory fees, and Northern’s role under the Multi-Manager Management Agreement in overseeing the sub-advisers. The Trustees considered that the Fund utilized multiple sub-advisers. In addition, the Trustees considered the amount of assets in the Fund; the information provided by Northern relating to the costs of the services provided by Northern and its affiliates; and the profits realized by Northern and its affiliates through their relationship with the Fund and on an overall Trust basis, both before and after marketing and distribution expenses and certain non-distribution costs. The Trustees noted that Northern had presented profitability information to the Trustees quarterly on a Fund-by-Fund basis as well as reports showing the expected impact on profitability by the addition or termination of sub-advisers, if any, as required by the Fund’s exemptive order. The Trustees considered Northern’s assumptions and methodology for allocating costs to the Fund, recognizing that cost allocation methodologies are inherently subjective and not audited, and that the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years.
The Trustees discussed profitability information provided by Northern, including as compared to information provided by the Data Provider with respect to other publicly traded advisers. They considered that comparisons of advisory agreement profitability across fund families are difficult and may be impacted by numerous factors, including the type of funds managed, business mix, cost allocation methodologies and other factors. The Trustees considered Northern’s expense reimbursements during the year. They considered the nature of the Fund and the high quality of the services provided by Northern and its affiliates, and that Northern and its affiliates appeared to have the resources necessary to fulfill its obligations under its management and other agreements with the Fund.
Based upon its consideration of all these factors, the Trustees concluded that Northern’s profitability was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Trustees considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee structure for the Fund has breakpoints, thus ensuring that as the Fund’s assets grow, its shareholders would benefit from reduced fees. They also took into account management’s discussion of the Fund’s management fee structure and considered Northern’s view that the Fund was sharing in economies of scale through the level at which the Fund’s management fee is set and through Northern’s contractual expense reimbursements to limit total fund operating expenses for the Fund.
Based on the foregoing, the Trustees concluded that the Fund’s current management fee structure reasonably reflected Northern’s economies of scale.
Fall Out and Other Benefits to Northern
The Trustees reviewed other benefits accruing to Northern and its affiliates as a result of their relationship with the Fund. Those benefits included fees received by the affiliates for transfer agency, custodial and sub-administrative functions, for which the Board reviewed the nature, extent and quality of the services provided at its February Meeting. The Trustees considered that many of the Fund’s shareholders had other client relationships with Northern’s affiliates. In addition, the Trustees considered that the scale of the Fund provided opportunities to Northern to obtain securities trading advantages for its other advisory clients, and that Northern and its affiliates benefit from their ability to leverage resources over a larger asset base. The Trustees considered the benefits from many of the sub-advisory fee structures where the fee is based on all assets managed by the sub-adviser for the Fund and Northern’s other clients, if any.
Conclusion
After deliberation and based on the Trustees’ review, including consideration of each of the factors referenced above, the Board, including the Independent Trustees, determined that the compensation payable under the Multi-Manager Management Agreement is fair and reasonable in light of the services provided by Northern and such other matters as the Board considered relevant in the exercise of reasonable business judgment. After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Multi-Manager Management Agreement on behalf of the Fund.
2. Sub-Advisory Agreements
The Trustees considered the Sub-Advisory Agreements for the Fund. The Trustees reviewed and discussed information and written materials from Northern and the sub-advisers regarding: (i) the nature and quality of the investment advisory services to be provided by the sub-advisers, including the experience and qualifications of the personnel providing such services; (ii) each sub-adviser’s financial condition, history of operations and ownership structure; (iii) the sub-advisers’ investment strategies and styles of investing; (iv) the performance history of the sub-advisers with respect to the Fund; (v) information with respect to each sub-adviser’s risk management and cybersecurity programs, compliance policies and procedures (including their codes of ethics), and the CCO’s evaluations of such policies and procedures, as well as the sub-adviser’s regulatory history; (vi) the sub-advisers’ conflicts of interest in managing the Fund, including each sub-adviser’s other financial or business relationships with Northern or its affiliates; and (vii) the terms of the existing Sub-Advisory Agreements. The Trustees
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reviewed and discussed Northern’s strategy for allocating assets among the various sub-advisers, as well as the current allocations of assets among the various sub-advisers.
In evaluating the Sub-Advisory Agreements, the Trustees gave weight to various factors but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors. However, the Trustees relied upon the recommendations and performance evaluations of Northern with respect to each of the sub-advisers.
Nature, Extent and Quality of Services
The Trustees considered the information and evaluations provided by Northern with respect to each sub-adviser’s operations, qualifications, and experience in managing the type of strategies for which the sub-adviser was engaged in connection with the Fund. The Trustees placed emphasis on the CCO’s compliance program and ongoing compliance monitoring for each sub-adviser. The Trustees concluded that each sub-adviser had provided, and was able to provide, quality services to the Fund.
Fees, Expenses and Performance
The Trustees considered that the sub-advisers were each paid sub-advisory fees by Northern out of Northern’s management fees and not directly by the Fund. The Trustees believed, based on Northern’s representations, that each Sub-Advisory Agreement had been negotiated at arm’s-length among Northern and each sub-adviser, and considered the reductions in certain of the sub-advisory fees in the past few years. In addition, the Trustees reviewed and compared each sub-adviser’s fees paid by Northern out of its management fees and fees paid to the sub-advisers by its other accounts with similar strategies, if any. Finally, the Trustees considered Northern’s representations that the fees to be paid to the sub-advisers were reasonable in light of the existing and anticipated quality of the services to be performed by them.
While the Trustees considered Northern’s profitability with respect to the Fund, they did not consider the sub-advisers’ projected profitability, which they did not consider particularly relevant given that Northern pays the sub-advisers out of its own management fees and thus had an incentive to negotiate the lowest possible sub-advisory fees.
The Trustees considered and evaluated the performance information presented with respect to each sub-adviser and Northern’s evaluation of each sub-adviser’s performance. This information was compared to performance information with respect to an applicable performance benchmark index that represents the sub-advised strategy. It was noted that each sub-adviser had a different style, and that these styles would outperform or underperform in various markets.
The Trustees noted that for the one-year period ended December 31, 2024, Polen Capital Credit, LLC (“Polen”) underperformed the Fund's style benchmark index due to security selection within certain industries, overweight allocation to securities rated CCC and below, and an underweight duration relative to the Fund's style benchmark index. The Trustees considered Polen’s attractive longer term performance. Northern recommended the continuation of Polen’s Sub-Advisory Agreement with the Fund.
The Trustees concluded that, based upon the information provided, that the sub-advisers’ performance was generally satisfactory and, where there had been ongoing sub-adviser underperformance, Northern had continually monitored and made changes to improve Fund performance, including by replacing sub-advisers.
Economies of Scale
The Trustees considered information prepared by Northern that showed that the levels of aggregate sub-advisory fee rates generally decreased as the Fund’s assets increased, as most of the sub-advisers had breakpoints incorporated into their sub-advisory fee structures. However, the Trustees generally considered economies of scale with respect to the Fund primarily at the management fee rate level given that Northern pays the sub-advisers out of its own management fees, including Northern’s contractual expense limitations for the Fund.
Other Benefits
The Trustees considered other benefits derived or to be derived by certain of the sub-advisers as a result of their relationship with the Fund. The Trustees considered the other relationships that certain of the sub-advisers had with Northern, including sub-advisory and/or custodial relationships.
Conclusion
Based on the Trustees’ deliberations and the recommendations by Northern, the Trustees concluded that the fees paid to each sub-adviser for the Fund were fair and reasonable in light of the services provided by each of them. The Trustees concluded that the Sub-Advisory Agreements with respect to the Fund should be reapproved for an additional one-year period.
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©2025 Northern Funds
NF SAR NCSR FI & MMF (11/25)

(b) Included as part of the Financial Statements under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

 (a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(4) Not applicable.

(a)(5) There has been no change to the registrant’s independent public accountant during the reporting period.

(b) Certifications of the Registrant pursuant to Rule 30a-2(b) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Funds

By	/s/ Kevin P. O'Rourke
Kevin P. O'Rourke, President
(Principal Executive Officer)

Date: December 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin P. O'Rourke
Kevin P. O'Rourke, President
(Principal Executive Officer)

Date: December 2, 2025

By	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: December 2, 2025